Exhibit 99.1 Schedule 2

Loan Information																			Loan Details																																																												General Comments				Missing Documents	Tape Discrepancies	Grading and Exceptions					ComplianceEase								Current Value Information				Credit History											Updated Credit Report Information
Dummy ID	Loan #1	Loan #2	Loan #3	Loan #4	Project Name	Pool	Borrower Last Name	Borrower First Name	Co-Borrower Last Name	Co-Borrower First Name	Address	City	State	Zip	Mailing Address	Mailing City	Mailing State	Mailing Zip	Original Lender	Loan Modified	Property Owner Same As Borrower	Chain of Assignment Complete	Current Lien Position	Judgment	Delinquent Tax	Total Tax	Last Payment	Foreclosure Case	Contested	Foreclosure Delay	Bankruptcy Chapter	Bankruptcy Case #	BK Cramdown	BK Reaffirmation	Original Loan Amount	I/O Interest Payment	Payment Amount per Note	Original Rate	Original Term	Amortized Term	Settlement Date	Disbursement Date	Cash Out Amount	Loan Type	Amortization Type	I/O Period	Loan Purpose	Original LTV	Original CLTV	ComplianceEase Doc Type	Mortgage Insurance Cert in File	MI Company	MI Cert #	MI Coverage Percentage	Borrower Monthly Income	Co-Borrower Monthly Income	Contract Sales Price	Property Type	Original Appraisal Date	Appraised Value	Occupancy (stated on 1003)	Flood Cert in File?	Life of Loan Flood Cert?	Property in a Flood Zone?	Borrower Original FICO	Co-Borrower Original FICO	DTI	Lien Position at Origination	Title Evidence	Senior Lien Amount	Junior Lien Amount	Date of Last MOD	Principal Balance Stated in MOD	Deferred Balance (Mod)	MOD Original Rate	MOD Original P&I	MOD First Payment Date	Reason for MOD	Title	Payment	Servicing	Mod Comments	Missing Documents	Tape Discrepancies	Guideline Grade (Non-ComplianceEase)	Grade 4 Exceptions (Reject / Non-curable)	Grade 3 Exceptions (Conditions / Curable)	Grade 2 Exceptions (Warnings)	Grade 1 Exceptions (Notices / Informational)	Overall Risk Indicator	HOEPA	TILA	RESPA	State and Local Predatory	State Regs	Exceptions	TRID Tolerance	Additional Valuation #1	Additional Valuation #2	Unrepaired Property Damage	Property Damage Amount $	Mortgage Rental History	2nd Home/Subject Investment Property	Consumer Debt	Charge Offs	Collections	Liens	Judgments	Bankruptcy (Pre-Origination)	Bankruptcy Chapter	Bankruptcy Discharge Date	Mos Credit Reestablished	Mortgage Rental History	2nd Home/Subject Investment Property	Consumer Debt	Charge Offs	Collections	Liens	Judgments	Total Payments Revolving Debt	Total Payments Installment Debt	Borrower Updated FICO	Co-Borrower Updated FICO
94923528	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,481.00	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,058.42	4.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	626	722	37.454%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated 5/xx/2022 shows that the subject mortgage was originated on xx

The chain of assignment is complete. The last assignment is with xx.

No active judgments or liens have been found.

No delinquent taxes have been found for the prior year.
Review of payment history as of 5/xx/2022 shows that the borrower is current with the loan. The next due date is 6/xx/2022. The last payment was received on 5/xx/2022 in the amount of $xx with interest rate 4.875 % which was applied for the due date 5/xx/2022. The current UPB as of the date is $xx.	Collections Comments:The current status of the loan is performing.
Review of payment history as of 5/xx/2022 shows that the borrower is current with the loan. The next due date is 6/xx/2022. The last payment was received on 5/xx/2022 in the amount of $xx with interest rate 4.875 % which was applied for the due date 5/xx/2022. The current UPB as of the date is $xx.
No foreclosure and bankruptcy evidence has been found.
The loan was originated on 2/xx/2022. Covid-19 attestation is available in loan file located at xx.
Unable to confirm the current condition & occupancy status of subject property.
The borrower is working at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower #2 First Name Loan Value: xx Tape Value: xx |---| |----| Comment: Updated as per Note. Tape Source: Initial Tape Type:
Field: Borrower #2 Middle Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Updated as per Note.   Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 37.454%   Tape Value: 68.797%   Variance: -31.343%   Variance %: -31.34300%   Comment: Updated as per 1008.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 18.642%   Tape Value: 40.714%   Variance: -22.072%   Variance %: -22.07200%   Comment: Updated as per 1008.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date Loan Value: 7/xx/2024 Tape Value: 4/xx/2022 Variance: 829 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject approved at 37.45%. Tape shows income miscalculation may push DTI to over 68.8%. Further details not provided. Unable to rely on docs in file and unable to calc ATR."	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the brokerage/finder fee test. The following fees were included in the test:
Loan Origination Fee paid by Borrower: $xx
Points - Loan Discount Fee paid by Borrower: $474.00
Processing Fee paid by Borrower: $595.00
																																																																																							Underwriting Fee paid by Borrower: $995.00"			Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
56213717	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,875.75	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$661.51	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	662	Not Applicable	44.474%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 5/xx/2022, the subject mortgage was originated on xx
No assignments have been found. Currently, the assignment is with the original lender xx.
No active liens and judgments have been found against the borrower and subject property.
County annual taxes for the year of 2021 have been paid in the amount of $xx on 11/xx/2021.
No prior year delinquent taxes have been found.
According to latest payment history as of 5/xx/2022, the borrower is current with the loan and the next due date is 6/xx/2022. The last payment was received on 5/xx/2022 in the amount of $xx which was applied for the due date 5/xx/2022. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $661.51 and the interest rate is 3.250%.	Collections Comments:The loan is currently in the performing and the next due date is 6/xx/2022. The last payment was received on 5/xx/2022 in the amount of $xx which was applied for the due date 5/xx/2022. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $661.51 and the interest rate is 3.250%. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The subject property and the reason for default are unable to be determined. No comment pertaining to the damage on the subject property has been observed.
As per the final application, the borrower is working at xx.
Covid-19 attestation is located at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Last Payment Received Date Loan Value: 6/xx/2024 Tape Value: 4/xx/2022 |---| 808 (Days) |----| Comment: NA Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 44.47%. Tape shows borrower has an undisclosed mortgage with xx that was not included in DTI and may push DTI to over 50.88%. Unable to rely on docs in file and unable to calc ATR.

Downgraded to LVL2 because SOL is expired in March 2024."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.47% as the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by DU (Locator xx and its recommendation is Approve/Eligible with a DTI of 44.47%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
40370154	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,620.05	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,751.71	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	684	656	22.666%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 05/xx/2022 shows that the subject mortgage was originated on xx

There is no chain of assignment as the subject mortgage is with the original lender  xx.

No active liens and judgments have been found against borrower and property.

There are no prior year real estate delinquent taxes.
According to the payment history as of 05/xx/2022, the borrower is current with the loan. The last payment was received on 05/xx/2022, which was applied for the due date of 5/xx/2022 and the next due date for payment is 06/xx/2022.The P&I is in the amount of $xx and PITI is in the amount of $xx. The UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 05/xx/2022, the borrower is current with the loan. The last payment was received on 05/xx/2022, which was applied for the due date of 5/xx/2022 and the next due date for payment is 06/xx/2022.The P&I is in the amount of $xx and PITI is in the amount of $xx. The UPB reflected as per the payment history is in the amount of $xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence of damage or repairs has been found.
No evidence has been found regarding COVID-19.
The loan was originated on 8/xx/2021. The covid-19 attestation is available at “xx”.
1003 does not reflect employment details.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 22.666% Tape Value: 45.331% |---| -22.665% |----| -22.66500% Comment: Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Updated as per 1008.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 7/xx/2024   Tape Value: 4/xx/2022   Variance: 829 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: 9/xx/2051 Tape Value: 9/xx/1951 Variance: 36525 (Days) Variance %: Comment: Updated as per Note. Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.33% as the borrower’s income is $xx and total expenses are in the amount of $xx and the AUS report is missing from the loan documents."		* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 45.33%. Tape shows SE BWR has declining income that was used to qualify. Further details not provided. Unable to rely on docs in file and unable to calc ATR. SOL will expire on 8/xx/2024 and the BWR is 0X30 last 18 months."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
31023075	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,502.94	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,458.11	4.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	5.017%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 05/xx/2022 shows that the subject mortgage was originated on xx

There is no chain of assignment as the subject mortgage is with the original lender as nominee for xx.

There is a hospital lien active against borrower “xx” in the favor of plaintiff “xxl” which was recorded on 4/xx/2021 in the amount of $xx.

There are no prior year real estate delinquent taxes.
According to the payment history as of 05/xx/2022, the borrower is current with the loan. The last payment was received on 05/xx/2022, which was applied for the due date of 5/xx/2022 and the next due date for payment is 06/xx/2022.The P&I is in the amount of $xx and PITI is in the amount of $xx. The UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 05/xx/2022, the borrower is current with the loan. The last payment was received on 05/xx/2022, which was applied for the due date of 5/xx/2022 and the next due date for payment is 06/xx/2022.The P&I is in the amount of $xx and PITI is in the amount of $xx. The UPB reflected as per the payment history is in the amount of $xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence of damage or repairs has been found.
No evidence has been found regarding COVID-19.
The loan was originated on 7/xx/2021. The covid-19 attestation is available at “xx”.
1003 does not reflect employment details.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Last Payment Received Date Loan Value: 5/xx/2024 Tape Value: 4/xx/2022 |---| 791 (Days) |----| Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed the TRID total of payments test. The total of payments is $xx. The disclosed total of payments of $xx is not considered accurate because it is understated by more than $100."
* ComplianceEase TILA Test Failed (Lvl 3) "Finance charge disclosed on Final CD as $xx. Calculated finance charge is $xx for an under disclosed amount of -$726.08. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 9% but missing verification of income for both BWRs. Tape shows DTI 5.017%. Tape also shows missing BWR2 rental history and income miscalculated. Further details not provided. Unable to rely on docs in file and unable to calc ATR. SOL has expired on 7/xx/2021 and the BWR is 0 times 30 last 18 months."
* Compliance Testing (Lvl 2)     "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 5.083% exceeds APR threshold of 4.480% over by +0.603%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed Higher-Priced Mortgage Loan Test due to APR calculated 5.090% exceeds APR threshold of 4.480% over by +0.610%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
61768401	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,481.29	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$359.84	3.125%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	774	Not Applicable	39.932%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 05/xx/2022 shows that the subject mortgage was originated on xx

There is no chain of assignment as the subject mortgage is with the original lender  as nominee for xx.

No active liens and judgments have been found against borrower and property.

There are no prior year real estate delinquent taxes.
According to the payment history as of 05/xx/2022, the borrower is current with the loan. The last payment was received on 4/xx/2022, which was applied for the due date of 5/xx/2022 and the next due date for payment is 06/xx/2022.The P&I is in the amount of $359.84 and PITI is in the amount of $359.84. The UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 05/xx/2022, the borrower is current with the loan. The last payment was received on 4/xx/2022, which was applied for the due date of 5/xx/2022 and the next due date for payment is 06/xx/2022.The P&I is in the amount of $359.84 and PITI is in the amount of $359.84. The UPB reflected as per the payment history is in the amount of $xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence of damage or repairs has been found.
No evidence has been found regarding COVID-19.
As per the 1003, the borrower is working at “xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 39.932% Tape Value: 40.527% |---| -0.595% |----| -0.59500% Comment: NA Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 16.968%   Tape Value: 17.218%   Variance: -0.250%   Variance %: -0.25000%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date Loan Value: 7/xx/2024 Tape Value: 4/xx/2022 Variance: 830 (Days) Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Subject is NOO. Seller tape shows borrower not employed at the time of closing and income tax return was not provided."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan document."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
16286242	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,941.96	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,072.89	3.990%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	698	Not Applicable	44.904%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 5/xx/2022, the subject mortgage was originated on xx

There is no chain of assignment as the subject mortgage is with the original lender  as nominee for xx

No active judgments or liens have been found against the borrower.
1st and 2nd installment combined taxes of 2021/2022 have been paid on 12/xx/2021 and 3/xx/2022 in the amount of $xx.
According to the payment history as of 5/xx/2022, the last payment was received on 5/xx/2022 which was applied for the due date of 5/xx/2022 and the next due date for payment is 6/xx/2022. The P&I is in the amount of $xx and PITI is in the amount of $xx. The UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:As per the comment history, the current status of the loan is performing.
According to the payment history as of 5/xx/2022, the last payment was received on 5/xx/2022 which was applied for the due date of 5/xx/2022 and the next due date for payment is 6/xx/2022. The P&I is in the amount of $xx and PITI is in the amount of $xx. The UPB reflected as per the payment history is in the amount of $xx.
As per the seller’s tape data, the borrower was xx.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
No evidence has been found regarding damage or repairs.
As per the 1003, the borrower is working at xx
The loan was originated on 2/xx/2022. The covid-19 attestation is located at “xx”.

Update:
No any additional information found in recent collection comments.
The collection comments are available from 10/xx/2022 to 7/xx/2024. The collection comments are missing from 8/xx/2022 to 9/xx/2022.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 44.90%. Tape shows borrower was not employed at the time of closing. Borrower defect, unable to rely on docs in file and unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.90%, the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by LP(xx) and its recommendation is accept with a DTI of 44.90%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
75201429	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,071.36	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$942.70	2.500%	120	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Investor	Yes	Yes	Yes	801	809	30.315%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 05/xx/2022, the subject mortgage was originated on xx

The chain of assignment has been completed.

No active judgments or liens have been found.

1st combined taxes of 2021 have been paid in the amount of $3071.36 on 11/xx/2021.

No prior year delinquent taxes have been found.
According to the payment history as of 05/xx/2022, the borrower is currently performing and the next due date for payment is 06/xx/2022. The last payment was received on 05/xx/2022 in the amount of $xx which was applied for due date 05/xx/2022. The current P&I is in the amount of $942.70 and current PITI is in the amount of $xx with an interest rate of 2.500%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to the payment history as of 05/xx/2022, the borrower is currently performing and the next due date for payment is 06/xx/2022. The last payment was received on 05/xx/2022 in the amount of $xx which was applied for due date 05/xx/2022. The current P&I is in the amount of $942.70 and current PITI is in the amount of $xx with an interest rate of 2.500%. The current UPB reflected as per the payment history is in the amount of $xx.

The Covid-19 attestation doc is available at xx.

Borrower is xx and his income sources are xx and xx . Further details not provided regarding employment.

There is no indication of post-closing bankruptcy and foreclosure proceedings.

Update: No any additional information found in recent collection comments.

CC available from 10/xx/2022 to 07/xx/2024 and missing from 08/xx/2022 to 09/xx/2022.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 30.315% Tape Value: 30.093% |---| 0.222% |----| 0.22200% Comment: The borrower’s income is $xx and total expenses are in the amount of $xx. DTI reflects 30.315%. Tape Source: Initial Tape Type:
																																																																																				Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: N.A. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Subject is NOO. Tape shows loan closed w/o including primary housing expenses into total debts due to lack of documentation and borrower is unwilling to provide required information."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
42870956	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,921.46	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,909.43	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	48.346%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 5/xx/2022, the subject mortgage was originated on xx
There is no chain of assignment as the subject mortgage is with the original lender xx.
No active liens and judgments against the borrower/property.
No delinquent taxes have been found.
According to the payment history as of 5/xx/2022, the borrower is current with the loan. The last payment was received on 5/xx/2022 which was applied to 5/xx/2022. The next due date for payment is 6/xx/2022. The P&I is in the amount of $xx and PITI is in the amount of $xx. The UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The loan is currently performing. According to the payment history as of 5/xx/2022, the borrower is current with the loan. The last payment was received on 5/xx/2022 which was applied to 5/xx/2022. The next due date for payment is 6/xx/2022. The P&I is in the amount of $xx and PITI is in the amount of $xx. The UPB reflected as per the payment history is in the amount of $xx.
Unable to determine the current occupancy and condition of the subject property.
As per the 1003 document the borrower is working as an xx.
Covid-19 attestation document is located at “xx”.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: B1 Self-Employed? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N/A. Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan file."	* Loan does not conform to program guidelines (Lvl 2) "Provided seller’s tape shows an alert that the investor bought thinking that the subject loan is a jumbo but it was kicked as conventional. This loan is too seasoned for agency."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48% as the borrower’s income is $xx and the total expenses are in the amount of $xx and the loan was underwritten by AUS/LP (Locator#xx) & its recommendation is “Accept” and DTI is showing in it as 48%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
66470444	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,799.06	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,077.70	2.125%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	805	Not Applicable	35.164%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 5/xx/2022 shows that the subject mortgage was originated in xx.
The chain of assignment has been completed as the subject mortgage is with xx.
No active judgments or liens have been found.
1st installment taxes of 2022 are due in the amount of $xx on 6/xx/2022.
2nd installment taxes of 2022 are due in the amount of $xx on 12/xx/2022.	According to the payment history as of 5/xx/2022, the borrower is current with the loan and the last payment was received on 5/xx/2022 which was applied for 5/xx/2022 and the next due date for the payment is 6/xx/2022. The P&I is in the amount of $xx and PITI is in the amount of $xx. The UPB reflected is in the amount of $xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing. According to the payment history as of 5/xx/2022, the borrower is current with the loan and the last payment was received on 5/xx/2022 which was applied for 5/xx/2022 and the next due date for the payment is 6/xx/2022. The P&I is in the amount of $xx and PITI is in the amount of $xx. The UPB reflected is in the amount of $xx.
No comments have been found regarding bankruptcy in the latest servicing comments.
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
The borrower is working at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N/A. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Property inspection waiver is missing from the loan documents."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "TRID tolerance test is incomplete due to Initial CD is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve/eligible at 35.16%. Tape shows borrower was not employed at the time of closing. Unable to rely on docs in file and unable to calc ATR.

																																																																																								Downgraded to LVL2 because SOL is expired in March 2024."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
36277211	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$710.94	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$689.95	4.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	No	No	764	Not Applicable	44.304%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 5/xx/2022 shows that the subject mortgage was originated on xx
No chain of assignments has been found.
No active liens and judgments have been found.
County annual taxes of 2021/2022 have been paid in the amount of $710.94 on 5/xx/2022.
No prior year’s delinquent taxes have been found.	Payment history as 5/xx/2022 shows that loan is performing and next payment due date is 6/xx/2022. The last payment was made on 5/xx/2022 in the amount of $689.95 which was applied for the due date of 5/xx/2022. The current UPB is $xx, interest rate 4.250% and P&I $689.95.	Collections Comments:The loan is performing. Payment history as 5/xx/2022 shows that loan is performing and next payment due date is 6/xx/2022. The last payment was made on 5/xx/2022 in the amount of $689.95 which was applied for the due date of 5/xx/2022. The current UPB is $xx, interest rate 4.250% and P&I $689.95.

As per the final 1003 the borrower is xx. The subject property is occupied by the owner. No comments have been found for damage or repairs. No comments have been found for foreclosure or bankruptcy.
The loan was originated on 1/xx/2022. However, covid-19 attestation is available at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: B1 Self-Employed? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate) Loan Value: 0.000% Tape Value: 37.212% Variance: -37.212% Variance %: -37.21200% Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows credit expired when final AUS was ran at the time of closing. AUS when re-ran with new credit returns ineligible due to higher debt and unable to obtain AUS approval."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 44.3%. Tape shows final AUS came back as ineligible as a new debt was omitted. Further details not provided. Unable to calc ATR.

																																																																																								Downgraded to LVL 2 because occupancy is investment and ATR Exempt."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
26213981	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,422.03	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,070.61	3.250%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	43.350%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of the updated title report dated 05/xx/2022, the subject mortgage was originated on xx
No assignment has been found. The subject mortgage is with the lender  xx. However, it should be with xx.
The annual county taxes for the year of 2021 have been paid in the amount of $xx.
No active judgments or liens have been found.
No prior year’s delinquent taxes have been found.

The review of payment history shows as of 5/xx/2022, the borrower is current with the loan and the next due date for the payment is 6/xx/2022. The last payment was received on 5/xx/2022 in the amount of $xx. The current P&I is $xx & PITI is $xx. The stated current rate is 3.250%. The UPB amount is $xx.	Collections Comments:The loan is currently in performing.
The review of payment history shows as of 5/xx/2022, the borrower is current with the loan and the next due date for the payment is 6/xx/2022. The last payment was received on 5/xx/2022 in the amount of $xx. The current P&I is $xx & PITI is $xx. The stated current rate is 3.250%. The UPB amount is $xx.
As per 1003, borrower is working at xx.
The loan was originated on 08/xx/2021 and covid-19 attestation is located at xx.
There is no post-origination bankruptcy record.
No evidence has been found regarding the foreclosure proceedings on the subject property.
The property is in good condition.

Update:
No any additional information found in recent collection comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: B1 Self-Employed? Loan Value: No Tape Value: Yes |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an Appraisal; however, signed PIW disclosure is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan approved at 43.350%. Tape shows BWR has fluctuating income on new 7 month job and SE side business was not verified as being open at closing. Unable to rely on docs in file and unable to calc ATR. SOL will expire on 08/xx/2024 and the BWR is 0 times 30 last 18 months."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.350%, the borrower’s income was $4166.83 and total expenses are in the amount of $393.13and the loan was underwritten by LP (Locator# xx) and its recommendation is “Accept” with a DTI of 43%"		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
2340530	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,307.89	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$930.22	2.250%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	Yes	24.951%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated report dated 05/xx/2022, the subject mortgage was originated on xx.
The chain of assignment is completed.
Annual county property taxes of year 2021 paid on 11/xx/2021 in the amount $xx
There are no active judgments and liens against the borrower.
As per review of the payment history as of 5/xx/2022, the borrower is currently delinquent for 0 months & next due date is 6/xx/2022. Last payment was received on 5/xx/2022 in the amount $xx. The current p&I is $930.22 & PITI is $xx .The UPB $xx	Collections Comments:According to servicing comments, the loan is in performing.
As per review of the payment history as of 5/xx/2022, the borrower is currently delinquent for 0 months & next due date is 6/xx/2022. Last payment was received on 5/xx/2022 in the amount $xx. The current p&I is $930.22 & PITI is $xx .The UPB $xx
As per 1003 document, the borrower is working as xx.
There is no active bankruptcy and foreclosure.
No any evidence found related to litigation, damage and repair.
Occupancy is owner occupied.

Update: No any additional information found in recent collection comments.
The collection comment history is incomplete. The collection comments are available from 10/xx/2022 to 07/xx/2024. We are missing the latest 24 months of collection comments for review. The collection comments are missing from 08/xx/2022 to 09/xx/2022.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate) Loan Value: 1.568% Tape Value: 11.197% Variance: -9.629% Variance %: -9.62900% Comment: Housing ratio per U/W as 1.568%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 2/xx/2021 reflects transfer taxes fee at $743.00 However, CD dated 4/xx/2021 reflects transfer taxes fee at $748.00. This is an increase in fee of $05.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject approved at 24.951%. Tape shows UW failed include 5% of the collection account $12,854 into liabilities and adding back the debt pushes DTI higher. BWR did have $6K resources; $6K short on the collection account."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
15967090	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,620.00	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,196.82	3.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	35.215%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 05/xx/2022, the subject mortgage was originated on xx.

The chain of mortgage assignment has been completed. Currently, the mortgage assignment is with xx.

No active judgments or liens have been found against the subject property and borrower.

1st installment county taxes for the year 2021 have been paid off in the amount of $xx on 09/xx/2021.

2nd installment of county taxes for year 2021 was due on 10/xx/2022 in the amount of $xx.
According to the payment history as of 4/xx/2022, the borrower is currently performing with the loan. Last payment was received on 4/xx/2022 which was applied to 4/xx/2022. The next due date for payment is 5/xx/2022. The P&I is in the amount $xx with an interest rate as per payment history is 3.250%. The current UPB reflected is in the amount of $xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing.

According to the payment history as of 4/xx/2022, the borrower is currently performing with the loan. Last payment was received on 4/xx/2022 which was applied to 4/xx/2022. The next due date for payment is 5/xx/2022. The P&I is in the amount $xx with an interest rate as per payment history is 3.250%. The current UPB reflected is in the amount of $xx.

As per final application, the borrower xx.

As per the tape data, the subject property is owner occupied. The subject property is in good condition with no evidence of damage or repairs.

The loan was not modified since origination.

No comments have been found regarding borrower impacted by Covid-19 pandemic.

No evidence has been found regarding foreclosure.

No evidence has been found regarding bankruptcy.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: Total Balance of Junior Lien(s) Loan Value: Not Applicable Tape Value: $xx Variance: Variance %: Comment: As per updated title report there is no junior lien reflects in title policy. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed with PIW. However, PIW disclosure signed by the borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows loan closed without an Appraisal and PIW approval. Loan was finally approved w/o AUS was ran reflecting new loan amount; PIW was lost and FMV disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Signed rate lock agreement is missing from the loan documents."
																																																																																							* The final 1008 is missing (Lvl 3) "Final transmittal summary is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
79883984	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,664.82	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,848.38	2.875%	180	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	41.643%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 5/xx/2022 shows that the subject mortgage was originated on xx.” No chain of assignments has been found. No active liens and judgments have been found. No prior year’s delinquent taxes have been found.	Payment history as 4/xx/2022 shows that loan is performing and next payment due date is 6/xx/2022. The last payment was made on 4/xx/2022 in the amount of $2581.04 which was applied for the due date of 5/xx/2022. The current UPB is $xx, interest rate 2.875% and P&I $1848.38.	Collections Comments:The loan is performing. Payment history as 4/xx/2022 shows that loan is performing and next payment due date is 6/xx/2022. The last payment was made on 4/xx/2022 in the amount of $2581.04 which was applied for the due date of 5/xx/2022. The current UPB is $xx, interest rate 2.875% and P&I $1848.38. As per the final 1003 the borrower is xx. The subject property is occupied by the owner. No comments have been found for damage or repairs. No comments have been found for foreclosure or bankruptcy.
The loan was originated on 02/xx//2022. However, covid-19 attestation is available at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Appraisal report is subject to completion of installation of operational range and completion and installation of kitchen appliances. Estimate amount of repairs required to complete installation of range is not available in appraisal report and Final CD does not reflect any escrow holdback. 1004D report is missing from the loan documents."
* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan approved at 42%. Tape shows BWR second job does not meet minimum history and excluding the income may push DTI higher. Unable to rely on docs in file and unable to calc ATR."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Finance charge disclosed on Final CD as $xx. Calculated finance charge is $xx for an under disclosed amount of -$141.57. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing."
																																																																																							* Intent to Proceed Missing (Lvl 3) "Intent to proceed is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
22670400	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,483.17	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,277.09	2.990%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	43.208%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 5/xx/2022, the subject mortgage was originated on xx.
There is no chain of assignment as the subject mortgage is with the original lender xx.
No active liens and judgments against the borrower/property.
No delinquent taxes have been found.
According to the payment history as of 5/xx/2022, the borrower is current with the loan. The last payment was received on 4/xx/2022 which was applied to 4/xx/2022. The next due date for payment is 5/xx/2022. The P&I is in the amount of $xx and PITI is in the amount of $xx. The UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The loan is currently performing. According to the payment history as of 5/xx/2022, the borrower is current with the loan. The last payment was received on 4/xx/2022 which was applied to 4/xx/2022. The next due date for payment is 5/xx/2022. The P&I is in the amount of $xx and PITI is in the amount of $xx. The UPB reflected as per the payment history is in the amount of $xx.
Unable to determine the current occupancy and condition of the subject property.
As per the 1003 document the borrower’s employment details are unavailable.
Covid-19 attestation document is located at “xx”.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: B1 Self-Employed? Loan Value: No Tape Value: Yes |---| |----| Comment: No. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 43.208%   Tape Value: 43.500%   Variance: -0.292%   Variance %: -0.29200%   Comment: 42.714%.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 36.148%   Tape Value: 35.988%   Variance: 0.160%   Variance %: 0.16000%   Comment: 0.00%.   Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Refinance Per Application Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: Limited Cash Out. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Subject approved as NOO. Tape shows assets are insufficient for reserves. Per the final AUS, required reserves are $10136.46. Per the Final Settlement Statement the borrower needed $881.42 to close. (Total $xx). However, the only verified assets in file is the BOA #8303 account that has $1145.04."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
24852946	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,950.58	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,477.94	2.990%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	735	Not Applicable	45.067%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 5/xx/2022 shows that the subject mortgage was originated in xx.
The chain of assignment has been completed as the subject mortgage is with xx.
No active judgments or liens have been found.
Taxes of 2021-2022 have been paid in the amount of $xx.	According to the payment history as of 5/xx/2022, the borrower is current with the loan and the last payment was received on 5/xx/2022 which was applied for 5/xx/2022 and the next due date for the payment is 6/xx/2022. The P&I is in the amount of $xx and PITI is in the amount of $xx. The UPB reflected is in the amount of $xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing. According to the payment history as of 5/xx/2022, the borrower is current with the loan and the last payment was received on 5/xx/2022 which was applied for 5/xx/2022 and the next due date for the payment is 6/xx/2022. The P&I is in the amount of $xx and PITI is in the amount of $xx. The UPB reflected is in the amount of $xx.
No comments have been found regarding bankruptcy in the latest servicing comments.
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
The borrower is working at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 45.067% Tape Value: 45.064% |---| 0.003% |----| 0.00300% Comment: As per review. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: As per review.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 0.059%   Tape Value: 31.597%   Variance: -31.538%   Variance %: -31.53800%   Comment: As per review.   Tape Source: Initial   Tape Type:
																																																																																				Field: Total Balance of Junior Lien(s) Loan Value: Not Applicable Tape Value: $xx Variance: Variance %: Comment: As per review. Tape Source: Initial Tape Type:	4: Unacceptable	* Misrepresentation of Debt Obligations (Lvl 4) "Subject is NOO. Tape shows borrower had 53 REO properties filed in tax returns; however, reported only 9 REOs properties in Final loan application."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
89310717	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,670.40	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$815.80	3.375%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	63.450%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 5/xx/2022 shows that the subject mortgage was originated in xx.
The chain of assignment has been completed as the subject mortgage is with xx.
There is a junior mortgage in the favor of xx in the amount of $xx which was recorded on 11/xx/2021.
No active judgments or liens have been found.
Taxes of 2021 have been paid in the amount of $xx	According to the payment history as of 5/xx/2022, the borrower is current with the loan and the last payment was received on 5/xx/2022 which was applied for 5/xx/2022 and the next due date for the payment is 6/xx/2022. The P&I is in the amount of $815.80 and PITI is in the amount of $xx. The UPB reflected is in the amount of $xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing. According to the payment history as of 5/xx/2022, the borrower is current with the loan and the last payment was received on 5/xx/2022 which was applied for 5/xx/2022 and the next due date for the payment is 6/xx/2022. The P&I is in the amount of $815.80 and PITI is in the amount of $xx. The UPB reflected is in the amount of $xx.
No comments have been found regarding bankruptcy in the latest servicing comments.
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
The borrower is working at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: B1 Self-Employed? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: As per review. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 63.450%   Tape Value: 47.190%   Variance: 16.260%   Variance %: 16.26000%   Comment: As per review.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: As per review.   Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Refinance Per Application Loan Value: Lower rate or term Tape Value: Change in Rate/Term Variance: Variance %: Comment: As per review. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The subject property is a NOO and was approved at the DTI of 48%. Tape shows income misrepresentation and sufficient funds for required reserves were not satisfactorily verified."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
47592823	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,739.31	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$908.72	4.125%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	37.423%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated 5/xx/2022 shows that the subject mortgage was originated on xx.

The chain of assignment is complete. The last assignment is with “xx”.

No active judgments or liens have been found.

No delinquent taxes have been found for the prior year.
Review of payment history as of 4/xx/2022 shows that the borrower is current with the loan. The next due date is 6/xx/2022. The last payment was received on 4/xx/2022 in the amount of $908.72 with an interest rate 4.125 % which was applied for the due date 5/xx/2022. The current UPB as of the date is $xx.	Collections Comments:The current status of the loan is performing.
Review of payment history as of 4/xx/2022 shows that the borrower is current with the loan. The next due date is 6/xx/2022. The last payment was received on 4/xx/2022 in the amount of $908.72 with an interest rate 4.125 % which was applied for the due date 5/xx/2022. The current UPB as of the date is $xx.
No foreclosure and bankruptcy evidence has been found.
No RFD has been found.
The loan was originated on 4/xx/2021. Covid-19 attestation is available in the loan file located at "xx".
The borrower is the owner of xx.
According to the collection comments, the subject property is owner occupied. No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Origination Appraisal	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Subject Property Detached/Attached Loan Value: Detached Tape Value: Attached Variance: Variance %: Comment: Subject property detached/attached as Detached. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Subject approved as NOO. Tape reflects income miscalculation may push DTI to 65%."
																																																																																							* Missing Appraisal (Lvl 3) "Available appraisal report dated 08/xx/2020 which is before 120 days from closing date 04/xx/2021."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
27418823	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,057.26	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$807.49	3.125%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	797	Not Applicable	42.683%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated 5/xx/2022 shows that the subject mortgage was originated on xx.
The chain of assignment is complete. The last assignment is with “xx”.

No active judgments or liens have been found.

No delinquent taxes have been found for the prior year.
Review of payment history as of 4/xx/2022 shows that the borrower is current with the loan. The next due date is 6/xx/2022. The last payment was received on 4/xx/2022 in the amount of $807.49 with an interest rate 3.125 % which was applied for the due date 5/xx/2022. The current UPB as of the date is $xx.	Collections Comments:The current status of the loan is performing.
Review of payment history as of 4/xx/2022 shows that the borrower is current with the loan. The next due date is 6/xx/2022. The last payment was received on 4/xx/2022 in the amount of $807.49 with an interest rate 3.125 % which was applied for the due date 5/xx/2022. The current UPB as of the date is $xx.
No foreclosure and bankruptcy evidence has been found.
The loan was originated on 3/xx/2021. Covid-19 attestation is available in the loan file located at "xx".
The borrower is the owner of xx.
According to the collection comments, the subject property is owner occupied. No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: B1 Self-Employed? Loan Value: Not Applicable Tape Value: Yes |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Lower rate or term Tape Value: Change in Rate/Term Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Homeownership Counselling Disclosure is missing. (Lvl 3) "Homeownership counseling disclosure is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at the DTI of 42.68%. Tape shows rental income miscalculation may push DTI to over 65%. Unable to rely on the documents in the loan file and unable to calculate ATR.

																																																																																								Downgraded to LVL2 because SOL is expired in March 2024."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
38180746	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,563.69	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,196.86	4.375%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	623	Not Applicable	40.045%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 5/xx/2022 shows that the subject mortgage was originated on xx.
No chain of assignments has been found.
No active liens and judgments have been found.
Combined annual taxes of 2021 have been paid in the amount of $9563.69 on 12/xx/2021.
No prior year’s delinquent taxes have been found.	Payment history as 4/xx/2022 shows that loan is performing and next payment due date is 6/xx/2022. The last payment was made on 4/xx/2022 in the amount of $xx which was applied for the due date of 5/xx/2022. The current UPB is $xx, interest rate 4.375% and P&I $xx.	Collections Comments:The loan is performing. Payment history as 4/xx/2022 shows that loan is performing and next payment due date is 6/xx/2022. The last payment was made on 4/xx/2022 in the amount of $xx which was applied for the due date of 5/xx/2022. The current UPB is $xx, interest rate 4.375% and P&I $xx.

As per the final 1003 the borrower is xx. The subject property is occupied by the owner. No comments have been found for damage or repairs. No comments have been found for foreclosure or bankruptcy.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Subject loan closed without an Appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents. FMV disclosure is available in the loan documents and can be located at xx.	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan failed Qualified Mortgage Lending Policy Points and Fees Test due to fees charged: $xx fees threshold: $xx over by +$xx. The following fees were included in the test:
Mortgage Broker Fee (Indirect) $xx
Points - Loan Discount Fee paid by Borrower: $xx"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $xx exceeds fees threshold of $xx over by +$xx.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $xx
Points - Loan Discount Fee paid by Borrower: $xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
54544433	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,349.10	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,064.72	3.625%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	20.926%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 5/xx/2022, the subject mortgage was originated on xx.
No assignments have been found. Currently, the assignment is with the original lender “xx”.
No active liens and judgments have been found against the borrower and subject property.
First and second installments of county taxes for year of 2021-2022 have been paid in the amount of $674.55 on 12/xx/2021 and $674.55 on 3/xx/2022.
No prior year delinquent taxes have been found.

According to latest payment history as of 5/xx/2022, the borrower is current with the loan and the next due date is 6/xx/2022. The last payment was received on 5/xx/2022 in the amount of $xx which was applied for the due date 5/xx/2022. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $xx and the interest rate is 3.625%.	Collections Comments:The loan is currently in the performing and the next due date is 6/xx/2022. The last payment was received on 5/xx/2022 in the amount of $xx which was applied for the due date 5/xx/2022. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $xx and the interest rate is 3.625%. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The subject property and the reason for default are unable to be determined. No comment pertaining to the damage on the subject property has been observed.
As per the final application, the borrower is working at xx.
Covid-19 attestation is located at “xx”.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows AUS findings missing or defective. Loan is ineligible for delivery to FNMA with hybrid appraisal. Unable to obtain required LP approval."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3916500	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,361.36	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,529.12	2.500%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	797	807	45.685%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated 5/xx/2022 shows that the subject mortgage was originated on xx.

The chain of assignment is complete. The last assignment is with “xx”.

No active judgments or liens have been found.

Annual county taxes of 2022 are due in the total amount of $xx.

No delinquent taxes have been found for the prior year.
Review of payment history as of 5/xx/2022 shows that the borrower is current with the loan. The next due date is 6/xx/2022. The last payment was received on 4/xx/2022 in the amount of $xx with an interest rate 2.500 % which was applied for the due date 5/xx/2022. The current UPB as of the date is $xx.	Collections Comments:The current status of the loan is performing.
Review of payment history as of 5/xx/2022 shows that the borrower is current with the loan. The next due date is 6/xx/2022. The last payment was received on 4/xx/2022 in the amount of $xx with an interest rate 2.500 % which was applied for the due date 5/xx/2022. The current UPB as of the date is $xx.
No foreclosure and bankruptcy evidence has been found.
The loan was originated on 12/xx/2020. Covid-19 attestation is available in the loan file located at "xx".
As per 1003, the borrower is xx.
According to the collection comments, the subject property is owner occupied. No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock Transmittal (1008)	Field: Borrower DTI Ratio Percent Loan Value: 45.685% Tape Value: 45.920% |---| -0.235% |----| -0.23500% Comment: DTI is 45.685%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 45.081%   Tape Value: 45.316%   Variance: -0.235%   Variance %: -0.23500%   Comment: Housing ratio is 45.081%.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: Application reflects purpose of refinance as limited cash-out. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "PIW is missing from the loan documents."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 3)     "Loan failed compliance ease delivery and timing test for revised CD dated 12/xx/2020. Document tracker is available and receipt date is 12/xx/2020 which is after the consummation date 12/xx/2020."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by borrower is missing from the loan documents."
* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 45.685%. Tape shows pension and retirement income were used for qualifying; however, supporting documents for income is missing. Revised income of $xx pushes DTI to 135.72%. Unable to rely on docs in file and unable to calc ATR.

Downgraded to LVL2 because SOL is expired in 2023."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.685% as the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by DU (Locator# xx		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
18754618	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$12,872.58	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,920.38	3.500%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	659	Not Applicable	45.764%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated 5/xx/2022 shows that the subject mortgage was originated on xx.

The chain of assignment is complete. The last assignment is with “xx”.

There is one prior IRS lien active against the borrower in the amount of $xx in the favor of “xx.

There are two prior hospital liens active against the borrower in the total amount of $xx held by  “xx recorded on the same date 12/xx/2014.

There is one prior judgment available in UT in the amount of $xx in the favor of xx. However, the middle name of defendant is inconsistent with the borrower’s name.

No delinquent taxes have been found for the prior year.
Review of payment history as of 5/xx/2022 shows that the borrower is current with the loan. The next due date is 6/xx/2022. The last payment was received on 5/xx/2022 in the amount of $xx with an interest rate 3.500 % which was applied for the due date 5/xx/2022. The current UPB as of the date is $xx.	Collections Comments:The current status of the loan is performing.
Review of payment history as of 5/xx/2022 shows that the borrower is current with the loan. The next due date is 6/xx/2022. The last payment was received on 5/xx/2022 in the amount of $xx with an interest rate 3.500 % which was applied for the due date 5/xx/2022. The current UPB as of the date is $xx.
No foreclosure and bankruptcy evidence has been found.
The loan was originated on 4/xx/2021. Covid-19 attestation available in the loan file located at "xx".
The borrower is working at "xx".
According to the collection comments, the subject property is owner occupied. No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 45.764% Tape Value: 61.641% |---| -15.877% |----| -15.87700% Comment: Total Original T&I for Debt Ratios: (Real Estate Taxes $1050.22 + Hazard Insurance $540.25 + Flood Insurance $00 + MI $00 + HOA Dues $70.00 ) equals $xx and All Other Monthly payments are $699.00. The Borrowers Total Monthly income Verified as $xx. Hence, Post-Close DTI per 1003 is 45.764%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 45.764%. Tape shows mortgage debt with Quicken was not included and DTI may be 52.76%. Tape also shows DTI of 61%. Further details not provided. Unable to rely on docs in file and unable to calc ATR.

Downgraded to LVL2 because SOL is expired in April 2024."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.764% as the borrower's income is $xx and total expenses are in the amount of $xx and the loan was underwritten by AUS/DU (Locator#xx		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
94202364	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,482.84	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,896.58	2.500%	360	xx	xx	Conventional	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	786	797	39.914%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 5/xx/2022 shows that the subject mortgage was originated on xx.
No chain of assignments has been found.
No active liens and judgments have been found.
Combined annual taxes of 2021 have been paid in the amount of $1482.84 on 6/xx/2022.
No prior year’s delinquent taxes have been found.
Payment history as 5/xx/2022 shows that loan is performing and next payment due date is 6/xx/2022. The last payment was made on 5/xx/2022 in the amount of $xx which was applied for the due date of 5/xx/2022. The current UPB is $xx, interest rate 2.500% and P&I $xx.	Collections Comments:The loan is performing. Payment history as 5/xx/2022 shows that loan is performing and next payment due date is 6/xx/2022. The last payment was made on 5/xx/2022 in the amount of $xx which was applied for the due date of 5/xx/2022. The current UPB is $xx, interest rate 2.500% and P&I $xx.

As per the 1003 the borrower is xx. The subject property is occupied by the owner. No comments have been found for damage or repairs. No comments have been found for foreclosure or bankruptcy.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Loan Program Info Disclosure Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Next Rate Change Date   Loan Value: 9/xx/2032   Tape Value: 3/xx/2032   Variance: 184 (Days)   Variance %:    Comment: Next rate change date as 09/xx/2032.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx  Variance: $50001.00   Variance %: 5.00010%   Comment: Original appraised value as $1,050,000.00.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Original CLTV ratio percent as xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Original standard LTV(OLTV) as xx.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject property type as PUD. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows missing required transfered appraisal documentation - XML/SSR's not provided and unable to obtain after several attempts."
* Loan program disclosure missing or unexecuted (Lvl 3)     "Loan program disclosure is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock provided expired on 02/xx/2022 and the loan closed on 02/xx/2022. No lock extension found."		* Settlement date is different from note date (Lvl 1) "Final CD reflects closing date as 02/xx/2022. Notary's signature date on the mortgage/deed of trust is 02/xx/2022. Note date is 02/xx/2022."	Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
1691523	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,066.20	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,903.82	2.625%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	789	775	56.502%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 05/xx/2022, the subject mortgage was originated on xx.
There are three civil judgments against the borrower in the favor of xx in the total amount of $xx which were recorded on 03/xx/2018, 08/xx/2018, and 09/xx/2020.

There are three mechanic liens against the borrower in the favor xx  in the total amount of $xx which were recorded on 09/xx/2018, 02/xx/2019, 10/xx/2019.

No prior year’s delinquent taxes have been found.
According to the payment history as of 05/xx/2022, the borrower is current with the loan. The last payment was received on 04/xx/2022 which was applied to 05/xx/2022. The next due date for payment is 06/xx/2022. The borrower pays the P&I in the amount of $xx and PITI in the amount of $xx. The current UPB reflected is in the amount of $xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of 05/xx/2022, the borrower is current with the loan. The next due date for payment is 06/xx/2022. The current UPB reflected is in the amount of $xx. No comments have been found regarding the borrower’s income was impacted by the covid-19 pandemic. No comments have been found regarding the subject property condition.

The borrower is xx. The covid-19 attestation document is located at "xx".
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Origination Appraisal	Field: B1 Self-Employed? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 56.50% as the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by DU xx	* Missing Appraisal (Lvl 3) "An appraisal report at origination is missing from loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 56.50%. Tape shows other undisclosed mortgage payment with Golden 1 which is not included in liabilities and including it back may push DTI to 57.25%. Unable to rely on docs in file and unable to calc ATR.

																																																																																								Downgraded to LVL2 because SOL is expired in May 2024."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
58506066	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,421.01	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,130.91	3.125%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	43.442%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated 5/xx/2022 reflects that the subject mortgage originated on 2/xx/2022 with the lender xx.
The chain of the assignment has been completed. The latest assignment is “xx”.
There is civil judgment against the subject borrower in the amount of $xx which was recorded on 3/xx/2022 in the favor of xx.
Annual county taxes for the year of 2022 have been paid off in the amount of $xx.
Annual school taxes for the year of 2021-2022 have been paid off in the amount of $xx.
No prior year’s delinquent taxes have been found.
As per review of latest payment history as of 5/xx/2022, the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on 5/xx/2022 in the amount of $xx with interest rate of 3.125% and P&I $xx for the due date of 5/xx/2022. The next due date is 6/xx/2022. The latest payment reflects the UPB in the amount of $xx.	Collections Comments:Currently loan is performing.
As per review of latest payment history as of 5/xx/2022 the loan is performing and borrower has been making his monthly payments regularly. The last payment was received on 5/xx/2022 in the amount of $xx with interest rate of 3.125% and P&I $xx for the due date of 5/xx/2022. The next due date is 6/xx/2022. The latest payment reflects the UPB in the amount of $xx.
No evidences have been found regarding foreclosure process and bankruptcy case.
No visible damages have been found.
As per 1003, borrower is working at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Change in Rate/Term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Purpose of transaction per HUD-1 as Refinance. Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.442% as the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by DU xx	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the Pennsylvania license validation test due to the xx requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008.
The Pennsylvania mortgage lender license and Pennsylvania exemption letter (Mortgage Act) are not available for loans with a closing date before november 5th, 2008. Additionally, the xx first mortgage banker license, xx secondary mortgage loan license, xx unlicensed (Subordinate Lien), and xx exemption letter are not available for loans with a closing date on or after January 1st, 2009."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $xx exceeds fees threshold of $xx over by $xx.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $xx
Points - Loan Discount Fee paid by Borrower: $xx.

Loan fails qualified mortgage lending policy points and fees test due to fees charged $xx exceeds fees threshold of $xx over by $xx.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $xx
Points - Loan Discount Fee paid by Borrower: $xx."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Property Type unacceptable under guidelines (Lvl 3) "Tape shows the loan was closed as a xx. However, as per appraisal report the subject property actually is xx. LTV of xx exceeds max of xx for a cash out refinance were the unit property is owner occupied."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
74614087	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,854.40	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,233.62	2.500%	240	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	787	Not Applicable	26.025%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 5/xx/2022, the subject mortgage was originated on xx.

The chain of assignment has been completed. Currently, the assignment is with xx.

No active judgments or liens have been found against the subject property and borrower.

Annual county taxes of the year 2021 have been paid.

According to the payment history as of 4/xx/2022, the borrower is current in payment and the next due date for payment is 6/xx/2022. The last payment was received on 4/xx/2022 in the amount of $xx which was applied for due date 5/xx/2022. The current P&I is in the amount of $xx and current PITI is in the amount of $xx with an interest rate of 2.500%. The current UPB reflected as per the payment history is in the amount of $xx.

Collections Comments:According to servicing comments, the loan is in performing.

According to the payment history as of 4/xx/2022, the borrower is current in payment and the next due date for payment is 6/xx/2022. The last payment was received on 4/xx/2022 in the amount of $xx which was applied for due date 5/xx/2022. The current P&I is in the amount of $xx and current PITI is in the amount of $xx with an interest rate of 2.500%. The current UPB reflected as per the payment history is in the amount of $xx.

As per final application, the borrower xx.

As per 1008, the subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

There is no post-origination bankruptcy record.

No evidence has been found regarding the foreclosure proceedings on the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Original Stated P&I   Loan Value: $1233.62   Tape Value: $1233.61   Variance: $0.01   Variance %: 0.00081%   Comment: Original note reflects original stated P&I as $xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: The Note signed on 04/xx/2021 reflects the property address as xx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: Final application reflects purpose of refinance per application as cash out-other. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete due to initial CD is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows appraisal not uploaded to UCDP. UCD not provided."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
71476917	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$13,195.20	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,041.27	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	725	Not Applicable	49.907%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated report dated 05/xx/2022, the subject mortgage was originated on xx.
The chain of assignment has been completed. Currently, the assignment is with xx, its successors and assigns.
First combined county tax of year 2022 has been paid on 02/xx/2022 in the amount $xx.
Second combined county tax of year 2022 has been due on 08/xx/2022 in the amount $xx.
First school tax of year 2022 has been due on 11/xx/2021 in the amount $xx and second school tax of year 2022 has been due on 05/xx/2022 in the amount $xx
There are no active judgments and liens against the borrower.
According to payment history as of 4/xx/2022, the borrower is currently delinquent for 0 month and the next due date for payment is 5/xx/2022. The last payment received date is not available in the payment history. The current P&I is not available and as per tape date current PITI is $xx with an interest rate of 2.875%. The current UPB reflected as per the payment history is in the amount of $xx.

Collections Comments:According to servicing comments, the loan is in collection.
According to payment history as of 4/xx/2022, the borrower is currently delinquent for 0 month and the next due date for payment is 5/xx/2022. The last payment received date is not available in the payment history. The current P&I is not available and as per tape date current PITI is $xx with an interest rate of 2.875%. The current UPB reflected as per the payment history is in the amount of $xx.
As per final application, the borrower xx.
There is no post-origination bankruptcy record.
No evidence has been found regarding the foreclosure proceedings on the subject property.
The property is in good condition.
As per final appraisal report, occupancy is owner occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N/A. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 10/xx/2020 does not reflect loan origination fee. However, final CD dated 1/xx/2021 reflects loan origination fee at $xx. This is an increase in fee of $xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock provided expired on 12/xx/2020 and the loan closed on 1/xx/2021. No lock extension found."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 49.91%. Tape shows omission of debts documentation is missing. Undisclosed debts of $xx with TD Bank and Nissan revised DTI to 58.18%. Unable to rely on documents in file and unable to calculate ATR.

Downgraded to LVL2 because SOL is expired in January 2024."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.907% as the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by DU (Locator# xx		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
99757202	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,398.00	06/xx/2024	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,000.63	3.750%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	759	Not Applicable	48.590%	First	Commitment	Not Applicable	Not Applicable	09/xx/2020	$242,594.14	$31,258.71	3.370%	$934.31	11/xx/2020	Financial Hardship	According to the updated title report dated 5/xx/2022, the subject mortgage was originated on xx.

The chain of assignment has been completed. Currently, the assignment is with xx, its successors and assigns.

1st combined taxes of 2021 have been paid in the amount of $xx on 09/xx/2021.

2nd combined taxes of 2022 have been paid in the amount of $xx on 03/xx/2022.

No prior year delinquent taxes have been found.	According to the payment history as of 5/xx/2022, the borrower is currently performing and the next due date for payment is 06/xx/2022. The last payment was received on 5/xx/2022 in the amount of $xx which was applied for due date 05/xx/2022. The current P&I is in the amount of $934.31 and current PITI is in the amount of $xx with an interest rate of 3.375%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to the payment history as of 5/xx/2022, the borrower is currently performing and the next due date for payment is 06/xx/2022. The last payment was received on 5/xx/2022 in the amount of $xx which was applied for due date 05/xx/2022. The current P&I is in the amount of $934.31 and current PITI is in the amount of $xx with an interest rate of 3.375%. The current UPB reflected as per the payment history is in the amount of $xx.

There is no evidence regarding the bankruptcy in the loan file. The borrower’s willingness to pay is average and servicing rating metes expectation.
As per comment dated 11/xx/2020, the borrower’s income is impacted by covid-19.

Update:
No any additional information found in recent collection comments.
Foreclosure Comments:According to collection comment dated 7/xx/2020 foreclosure in hold due to loss mitigation plan.

Further details not provided.
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on 9/xx/2020. As per the modified term, the new principal balance is xx . The borrower promises to pay $934.31 monthly with a modified interest rate of 3.370% beginning from 11/xx/2020 with a maturity date of 10/xx/2050. The modification does not have a balloon provision. The loan has been modified once since origination.	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 48.590% Tape Value: 48.472% |---| 0.118% |----| 0.11800% Comment: Changed. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: Yes   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 35.400%   Tape Value: 35.281%   Variance: 0.119%   Variance %: 0.11900%   Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx  Tape Value: xx   Variance: xx   Variance %: xx   Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 10/xx/2050 Tape Value: 4/xx/2048 Variance: 913 (Days) Variance %: Comment: Changed. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "This loan failed loan origination fee test due to fee charged $xx fee threshold $xx, over by +$300.00.

Below fees were included

Loan Origination Fee paid by Borrower: $xx
Title Opinion Fee paid by Borrower: $250.00
Title-Other paid by Borrower: $50.00"
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed prohibited fees test due to fee charged $765.00 fee threshold $0.00, over by +$765.00.

The below fees were included in the test

Lender's Title Insurance Policy paid by Borrower: $465.00
Title Opinion Fee paid by Borrower: $250.00
Title-Other paid by Borrower: $50.00"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated 01/xx/2018 reflects Points - Loan discount fee at $xx. However, final CD dated 03/xx/2018 reflects Points - Loan discount fee at $xx. This is an increase in fee of $761.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing in loan file."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows loan approved and modification with deferment."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.590% as the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by DU (Locator#xx		Moderate	Pass	Pass	Pass	Not Covered	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
32370839	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$4,623.67	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,638.54	3.125%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	786	787	41.336%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated report dated 05/xx/2022, the subject mortgage was originated on xx
The chain of assignment has been completed. Currently, the assignment is with xx, its successors and assigns.
First county tax of year 2022 has been paid on 04/xx/2022 in the amount $xx.
Second county tax of year 2022 has been due on 10/xx/2022 in the amount $xx.
There are no active judgments and liens against the borrower.
According to payment history as of 5/xx/2022, the borrower is currently delinquent for 0 month and the next due date for payment is 6/xx/2022. The last payment received on 4/xx/2022 in the amount $xx. The current P&I is $xx and current PITI is $xx with an interest rate of 3.125%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the loan is in performing.
According to payment history as of 5/xx/2022, the borrower is currently delinquent for 0 month and the next due date for payment is 6/xx/2022. The last payment received on 4/xx/2022 in the amount $xx. The current P&I is $xx and  current PITI is $xx with an interest rate of 3.125%. The current UPB reflected as per the payment history is in the amount of $xx.
As per final application, the borrower xx is working at xx.
There is no post-origination bankruptcy record.
No evidence has been found regarding the foreclosure proceedings on the subject property.
The property is in good condition.
As per final appraisal report, occupancy is tenant.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: B1 Self-Employed? Loan Value: Not Applicable Tape Value: Yes |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower #2 Last Name   Loan Value: Lue   Tape Value: Li Lue   Variance:    Variance %:    Comment: As per Note borrower's name show this.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: This cell by default not applicable.   Tape Source: Initial   Tape Type:
																																																																																				Field: Housing Ratio per U/W (Initial Rate) Loan Value: 0.000% Tape Value: 16.914% Variance: -16.914% Variance %: -16.91400% Comment: As per calculation front debt is 0.000%. Tape Source: Initial Tape Type:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
50033005	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$11,772.05	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,564.16	3.375%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	804	809	8.768%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 5/xx/2022, the subject mortgage was originated on xx.

The chain of assignment has been completed. Currently, the assignment is with xx its successors and assigns.

No active judgments or liens have been found.

1st county taxes of 2022 have been paid in the amount of $xx  on 04/xx/2022.

2nd combined taxes of 2022 have been due in the amount of $xx.

No any prior year taxes are delinquent as per updated title report.

According to payment history as of 5/xx/2022, the borrower is current in payment and the next due date for payment is 6/xx/2022. The last payment was received on 4/xx/2022 in the amount of $xx which was applied for due date 5/xx/2022. The current P&I is in the amount of $xx and current PITI is in the amount of $xx with an interest rate of 3.375%. The current UPB reflected as per the payment history is in the amount of $xx.
Collections Comments:According to servicing comments, the loan is in performing.

According to payment history as of 5/xx/2022, the borrower is current in payment and the next due date for payment is 6/xx/2022. The last payment was received on 4/xx/2022 in the amount of $xx which was applied for due date 5/xx/2022. The current P&I is in the amount of $xx and current PITI is in the amount of $xx with an interest rate of 3.375%. The current UPB reflected as per the payment history is in the amount of $xx.

As per final application, the borrower xx is working at xx.

As per 1008 the subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

There is no post-origination bankruptcy record.

No evidence has been found regarding the foreclosure proceedings on the subject property.

Update:
No any additional information found in recent collection comments.
The collection comments are available from 10/xx/2022 to 07/xx/2024. The collection comments are missing from 08/xx/2022 to 09/xx/2022.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: B1 Self-Employed? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 0.000%   Tape Value: 4.912%   Variance: -4.912%   Variance %: -4.91200%   Comment: 0.00.   Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Refinance Per Application Loan Value: Lower rate or term Tape Value: Change in Rate/Term Variance: Variance %: Comment: Purpose of refinance per application reflects no cash-out. Tape Source: Initial Tape Type:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
28158456	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,895.21	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,025.05	2.500%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	778	774	16.557%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 05/xx/2022 reflects that the subject mortgage was originated on xx.
No chain of assignment has been found. Currently, the mortgage assignment is with MERS as nominee For xx
No active liens and judgments have been found against the borrower and the property.
No prior year’s delinquent taxes have been found.
According to a review of the payment history as of 4/xx/2022, the loan is currently performing and the next due date for the regular payment is 6/xx/2022. The last payment was received on 4/xx/2022 total in the amount of PITI $xx which includes P&I $xx with the rate of interest 2.500%, which was applied for the due date of 5/xx/2022. The UPB reflected in the latest payment history is in the amount of $xx.

Collections Comments:According to the review of the servicing comments, the current status of loan is performing. The next due date for the regular payment is 6/xx/2022. The UPB reflected in the latest payment history is in the amount of $xx.
The borrower xx has been working at xx.
Covid -19 attestation is located at “xx”.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage.

Update:
No any additional information found in recent collection comments.
The collection comment history is incomplete. The collection comments are available from 10/xx/2022 to 07/xx/2024. We are missing the latest 24 months of collection comments for review. The collection comments are missing from 08/xx/2022 to 09/xx/2022.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan failed ComplianceEase delivery and timing test for Revised CD dated 11/xx/2020. Document tracker is missing and 3 business days were added to get receipt date 11/xx/2020 which is after the Consummation date 11/xx/2020."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to decrease in Lender Credit on Closing Disclosure dated 05/xx/2021. Initial LE dated 10/xx/2020 reflects Lender Credit at $xx, however, post CD dated 02/xx/2021 reflects Lender Credit at $xx. This is decrease of $xx for fee which has 0% tolerance test. Valid COC for the decrease in fee is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows BWR was short $8K funds on a cash out refinance. Tape and file show BWR did have a $200K Wells retirement account that did not appear liquidated but in effect would cover any shortage."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
14352140	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,785.28	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,274.65	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	720	770	39.091%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 5/xx/2022, the subject mortgage was originated on xx.

The chain of assignment has been completed. Currently, the assignment is with xx.

No active judgments or liens have been found.

1st county taxes of 2021 have been paid in the amount of $xx on 04/xx/2022.

2nd county taxes of 2021 have been due in the amount of $xx on 10/xx/2022.

No prior year delinquent taxes have been found.

According to the payment history as of 5/xx/2022, the borrower is current with the loan and the next due date for payment is 6/xx/2022. The last payment was received on 5/xx/2022 in the amount of $xx which was applied for due date 5/xx/2022. The current P&I is in the amount of $xx and current PITI is in the amount of $xx with an interest rate of 2.875%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the loan is performing.

According to the payment history as of 5/xx/2022, the borrower is current with the loan and the next due date for payment is 6/xx/2022. The last payment was received on 5/xx/2022 in the amount of $xx which was applied for due date 5/xx/2022. The current P&I is in the amount of $xx and current PITI is in the amount of $xx with an interest rate of 2.875%. The current UPB reflected as per the payment history is in the amount of $xx.

No comments are found regarding borrower's income is impacted by covid-19 pandemic.

As per final application, the borrower xx is working at xx.

As per tape data, the subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

Loan is not modified since origination.
Foreclosure Comments: Not Applicable.
Bankruptcy Comments: Not Applicable.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot decrease 0% tolerance test. Initial CD dated 8/xx/2021 reflect Non-Specific Lender Credit fee at $xx. However, Final CD dated 8/xx/2021 reflects Non-Specific Lender Credit fee at $981.37. This is decrease in fee of $xx for charges that cannot decrease."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows loan does not meet FNMA program eligibility. Investor bought the loan thinking it is a jumbo; however, the subject loan is a conventional loan with DU Approve/Eligible. Loan is too seasoned for agency."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan file."			Moderate	Pass	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
10061761	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,059.52	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,037.60	3.990%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	648	656	27.498%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 05/xx/2022, the subject mortgage was originated on xx.

The chain of assignment has been completed.

No active judgments or liens have been found.

1st county taxes of 2021 have been paid in the amount of $xx on 11/xx/2021.

2nd county taxes of 2021 have been paid in the amount of $xx on 09/xx/2021.

No prior year delinquent taxes have been found.
According to the payment history as of 05/xx/2022, the borrower is currently performing and the next due date for payment is 06/xx/2022. The last payment was received on 05/xx/2022 in the amount of $xx which was applied for due date 05/xx/2022. The current P&I is in the amount of $xx and current PITI is in the amount of $xx with an interest rate of 3.990%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:Currently borrower is performing.

 According to the payment history as of 05/xx/2022, the borrower is currently performing and the next due date for payment is 06/xx/2022. The last payment was received on 05/xx/2022 in the amount of $xx which was applied for due date 05/xx/2022. The current P&I is in the amount of $xx and current PITI is in the amount of $xx with an interest rate of 3.990%. The current UPB reflected as per the payment history is in the amount of $xx.

The subject mortgage originated on 11/xx/2021. However, the Covid-19 attestation document is missing from loan files.

Borrower has been working at xx.

There is no indication of post-closing bankruptcy or foreclosure proceedings.

Update: No any additional information found in recent collection comments.

CC available from 10/xx/2022 to 07/xx/2024 and missing from 08/xx/2022 to 09/xx/2022.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /
settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 08/xx/2021 reflects Points - Loan Discount Fee at $xx. However, CD dated 11/xx/2021 reflects Points - Loan Discount Fee at $xx. This is an increase in fee of $xx for charges that cannot increase.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 08/xx/2021 reflects Transfer Taxes Fee at $618.00. However, CD dated 11/xx/2021 reflects Transfer Taxes Fee at $842.00. This is an increase in fee of $224.00 for charges that cannot increase."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows loan amount was increased by $5600.00 without AUS being updated and when AUS is re-run AUS recommendation returns not eligible. DTI at 28%."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan file."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
71602708	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$2,759.57	$6,118.18	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,748.95	3.375%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	651	Not Applicable	36.415%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated report dated 05/xx/2022, the subject mortgage was originated on xx.
The chain of assignment has been completed. Currently, the assignment is with xx, its successors and assigns.
First county tax of year 2021/2022 has been paid on 12/xx/2021 in the amount $xx.
Second county tax of year 2021/2022 has been due on 03/xx/2022  in the amount $xx.
Title review shows outstanding delinquent taxes of year 2021 in the amount $2266 and year 2020 in the amount $493.14.
There are no active judgments and liens against the borrower.
According to the payment history as of 5/xx/2022, the borrower is currently delinquent for 0 month and the next due date is 5/xx/2022. The last payment was received on 4/xx/2022 in the amount of $xx which was applied due date for 4/xx/2022 . The current P&I is in the amount of $xx and current PITI is in the amount of $xx with an interest rate of 3.37500%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the loan is in performing.
According to the payment history as of 5/xx/2022, the borrower is currently delinquent for 0 month and the next due date for payment is 4/xx/2022. The last payment was received on 5/xx/2022 in the amount of $xx which was applied for due date 4/xx/2022. The current P&I is in the amount of  $xx and current PITI is in the amount of $xx with an interest rate of 3.37500%. The current UPB reflected as per the payment history is in the amount of $xx.
As per final application, the borrower xx.
There is no post-origination bankruptcy record.
No evidence has been found regarding the foreclosure proceedings on the subject property.
The property is in good condition.
As per final appraisal report, occupancy is owner occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: Updated as per Final Application. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject approved at 36.41%. Tape shows BWR was employee of seller and loan closed based on variable income. Impact on DTI not provided. Unable to rely on documents in file and unable to calculate ATR."	* Intent to Proceed Missing (Lvl 3) "Intent to proceed is missing in loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower with proper loan amount is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
28280185	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$402.06	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,006.55	3.875%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	609	Not Applicable	44.634%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 5/xx/2022, the subject mortgage was originated on xx.
There is no chain of assignment as the subject mortgage is with the original lender xx.
No active liens and judgments against the borrower/property.
No delinquent taxes have been found.
According to the payment history as of 5/xx/2022, the borrower is current with the loan. The last payment was received on 4/xx/2022 which was applied to 5/xx/2022. The next due date for payment is 6/xx/2022. The P&I is in the amount of $xx and PITI is in the amount of $xx. The UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The loan is currently performing. According to the payment history as of 5/xx/2022, the borrower is current with the loan. The last payment was received on 4/xx/2022 which was applied to 5/xx/2022. The next due date for payment is 6/xx/2022. The P&I is in the amount of $xx and PITI is in the amount of $xx. The UPB reflected as per the payment history is in the amount of $xx.
Unable to determine the current occupancy and condition of the subject property.
As per the 1003 document the borrower is working xx.
Covid-19 attestation document is located at “xx”.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: 44.634% Tape Value: 44.630% |---| 0.004% |----| 0.00400% Comment: The borrower’s income is $xx and present primary housing expenses are in the amount of $xx. So calculated housing ratio is 44.634%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx  Tape Value: xx   Variance: xx   Variance %: xx   Comment: Collateral value used for underwriting: xx. Amount of Secondary Lien(s): $0.00. Loan Amount: xx. CLTV= xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Collateral value used for underwriting: xx. Loan Amount: xx. LTV= xx. Tape Source: Initial Tape Type:	3: Curable	* Intent to Proceed Missing (Lvl 3) "The borrower's intent to proceed is missing in loan file."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows seller was not able to insure the loan due to some of the fields in encompass certain data did not sink up with FHAC due to new fields and change in the URLA format. The loans were all AUS approved and eligible for FHA financing."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by borrower is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 4.616% exceeds APR threshold of 4.510% over by +0.106%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed Higher-Priced Mortgage Loan Test due to APR calculated 4.965% exceeds APR threshold of 4.510% over By +0.455%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
63282383	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,046.17	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$761.84	3.875%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	628	Not Applicable	45.861%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 5/xx/2022, the subject mortgage was originated on xx.
There is no chain of assignment as the subject mortgage is with the original lender xx.
Active liens and judgments against the borrower/property:
There is a civil judgment against the borrower recorded prior to the subject mortgage on 1/xx/2019 in the amount of $xx in favor of xx.
No delinquent taxes have been found.
According to the tape data as of 4/xx/2022, the borrower is current with the loan. The date of last payment received is unavailable. The next due date for payment is 5/xx/2022. The P&I is in the amount of $761.84 and PITI is in the amount of $761.84. The UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The loan is currently performing. According to the tape data as of 4/xx/2022, the borrower is current with the loan. The date of last payment received is unavailable. The next due date for payment is 5/xx/2022. The P&I is in the amount of $761.84 and PITI is in the amount of $761.84. The UPB reflected as per the payment history is in the amount of $xx.
Unable to determine the current occupancy and condition of the subject property.
As per the 1003 document the borrower is working as xx.
Covid-19 attestation document is located at “xx”.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: 45.861% Tape Value: 45.860% |---| 0.001% |----| 0.00100% Comment: This loan has a qualified mortgage DTI of 45.861%, the borrower's income was $3.160.00 and total expenses are in the amount of $1.449.22. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: MI is missing from the loan documents.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx  Tape Value: xx  Variance: xx   Variance %: xx  Comment: Collateral Value used for Underwriting: $xx. Loan Amount: xx. LTV = xx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: 12/xx/2021   Tape Value: 12/xx/2021   Variance: 1 (Days)   Variance %:    Comment: The Note reflects the Original Note document date as 12/xx/2021.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Collateral Value used for Underwriting: xx. Loan Amount: xx. LTV = xx Tape Source: Initial Tape Type:	3: Curable	* Intent to Proceed Missing (Lvl 3) "The borrower's intent to proceed is missing in loan file."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows seller was not able to insure the loan due to some of the fields in encompass certain data did not sink up with FHAC due to new fields and change in the URLA format. The loans were all AUS approved and eligible for FHA financing."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 4.730% exceeds APR threshold of 4.660% over by +0.070%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed Higher-Priced Mortgage Loan Test due to APR calculated 5.060% exceeds APR threshold of 4.660% over by +0.400%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

MD COMAR Higher-Priced Mortgage Loan Test due to APR calculated 5.060% exceeds APR threshold of 4.660% over by +0.400%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.861%, the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by LP (Locator# xx		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
99483507	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,059.12	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,772.05	3.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	721	Not Applicable	39.738%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 06/xx/2022 shows that the subject mortgage was originated on xx.

 There is no chain of assignment as the subject mortgage is with the original lender xx  as nominee for xx.

No active liens and judgments have been found against borrower and property.

1st and 2nd installment county taxes of 2021 have been due on different dates total in the amount of $xx.
According to the payment history as of 05/xx/2022, the borrower is current with the loan. The last payment was received on 05/xx/2022, which was applied for the due date of 5/xx/2022 and the next due date for payment is 06/xx/2022.The P&I is in the amount of $xx and PITI is in the amount of $xx. The UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 05/xx/2022, the borrower is current with the loan. The last payment was received on 05/xx/2022, which was applied for the due date of 5/xx/2022 and the next due date for payment is 06/xx/2022.The P&I is in the amount of $xx and PITI is in the amount of $xx. The UPB reflected as per the payment history is in the amount of $xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence of damage or repairs has been found.
No evidence has been found regarding COVID-19.
As per the 1003, the borrower is working at xx.

The loan was originated on 7/xx/2021, the covid-19 attestation is located at “xx”.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing Initial LE Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 8 Tape Value: 9 |---| -1 |----| -11.11111% Comment: NA Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 39.738%   Tape Value: 39.740%   Variance: -0.002%   Variance %: -0.00200%   Comment: Tape shows DTI ratio as 39.470% but as per calculation it is 39.738.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 39.282%   Tape Value: 3928.200%   Variance: -3888.918%   Variance %: -3888.91800%   Comment: Tape data shows housing ratio as 3,928.200% but as per calculation it is 39.282%.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date Loan Value: 7/xx/2021 Tape Value: 7/xx/2021 Variance: -9 (Days) Variance %: Comment: Tape data shows appraisal date as 7/xx/2021 but as per documents it is 7/xx/2021. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete due to initial LE and initial CD are missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject approved at 39%. Seller tape reflects a short reserve at the time of closing due to illiquidity of annuity provided. Assets required in LP are xx and borrower available assets are in the amount of xx. Unable to rely on docs in loan file and unable to calculate ATR."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 3)     "Initial loan estimate is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
5354315	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,826.87	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,881.38	3.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	662	Not Applicable	20.114%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 6/xx/2022, the subject mortgage was originated on xx.

There is no chain of assignment as the subject mortgage is with the original lender xx  as nominee for xx.

No active judgments or liens have been found against the borrower.
Annual combined taxes of 2021 have been paid on 1/xx/2022 in the amount of $xx.
According to the payment history as of 5/xx/2022, the borrower is current with the loan. The last payment was received on 5/xx/2022 which was applied for the due date of 5/xx/2022 and the next due date for payment is 6/xx/2022. The P&I is in the amount of $xx and PITI is in the amount of $xx. The UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:As per the comment history, the current status of the loan is performing.
According to the payment history as of 5/xx/2022, the borrower is current with the loan. The last payment was received on 5/xx/2022 which was applied for the due date of 5/xx/2022 and the next due date for payment is 6/xx/2022. The P&I is in the amount of $xx and PITI is in the amount of $xx. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unable to be determined.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
No evidence has been found regarding damage or repairs.
As per the 1003, the borrower is working at xx.
The loan was originated on 12/xx/2021. The covid-19 attestation is located at “xx”.
Update: No any additional information found in recent collection comments.
CC available from 10/xx/2022 to 07/xx/2024 and missing from 08/xx/2022 to 09/xx/2022.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure	Field: Age of Loan Loan Value: 4 Tape Value: 5 |---| -1 |----| -20.00000% Comment: Seller tape shows Age of loan is 5 As per Note document is 4. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 20.114%   Tape Value: 20.110%   Variance: 0.004%   Variance %: 0.00400%   Comment: Seller tape shows borrower DTI Ratio 20.110% As per 1008 document is 20.114%   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 17.390%   Tape Value: 1739.000%   Variance: -1721.610%   Variance %: -1721.61000%   Comment: Seller tape shows Housing Ratio 1,7390% As per 1008 document Housing Ratio is 17.390%   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: N/A Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "Loan failed TRID tolerance test due initial CD is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows DU ineligible for loan amount and other product features. UW approved thinking it was loan amount only. No further details available. DTI 21%."
																																																																																							* Missing Initial Closing Disclosure (Lvl 3) "Initial CD is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8629895	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$10,234.25	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,536.70	2.250%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Streamline Refinance	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 06/xx/2022 shows that the subject mortgage was originated on xx.
No chain of assignment found.
There is a municipal lien active in the favor of xx.
Town annual taxes of 2022 have been paid in the amount of $xx on 4/xx/2022.
No prior year’s delinquent taxes have been found.	According to the payment history as of 5/xx/2022, the borrower is current with the loan and the next due date for the regular payment is 4/xx/2022. The last payment was received on 5/xx/2022. The monthly P&I is in the amount of $xx with an interest rate of 2.250 % which was applied for the due date of 3/xx/2022. The current UPB is reflected in the payment history for the amount of $xx.	Collections Comments:The loan is performing. According to the payment history as of 5/xx/2022, the borrower is current with the loan and the next due date for the regular payment is 4/xx/2022. The last payment was received on 5/xx/2022. The monthly P&I is in the amount of $xx with an interest rate of 2.250 % which was applied for the due date of 3/xx/2022. The current UPB is reflected in the payment history for the amount of $xx.

The borrower employment details are not provided in final 1003.
The loan was originated on 4/xx/2021. The covid-19 attestation is located at xx. The subject property is owner occupied. No comments have been found for damage or repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	Field: Age of Loan Loan Value: 10 Tape Value: 13 |---| -3 |----| -23.07692% Comment: Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: Unavailable   Tape Value: 0.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: Unavailable   Tape Value: 0.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Collateral Value used for underwriting xx. Secondary Lien $000.00. Loan Amount $xx. LTV/CLTV=107.03%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx%   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Collateral Value used for underwriting xx. Secondary Lien $000.00. Loan Amount xx. LTV/CLTV=xx   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Change in Rate/Term Tape Value: No Cash-Out Variance: Variance %: Comment: Final CD reflect cash From amount as $xx. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "FHA loan must be seasoned at 210 days from the due date of first mortgage payment that should have been paid for at least 6 consecutive months. In this loan the waiting period is not satisfied."
																																																																																							* MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
68697866	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,625.12	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,270.65	3.375%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	802	779	43.332%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 06/xx/2022 reflects that the subject mortgage was originated on xx.
No chain of assignment has been found. Currently, the mortgage assignment is with lender xx as nominee for xx.
No active liens and judgments have been found against the borrower and the property.
No prior year’s delinquent taxes have been found.
According to a review of the payment history as of 5/xx/2022, the loan is currently performing and the next due date for the regular payment is 6/xx/2022. The last payment was received on 5/xx/2022 total in the amount of PITI $xx which includes P&I $xx with the rate of interest 3.375%, which was applied for the due date of 5/xx/2022. The UPB reflected in the latest payment history is in the amount of $xx.

Collections Comments:According to the review of the servicing comments, the current status of loan is performing. The next due date for the regular payment is 6/xx/2022. The UPB reflected in the latest payment history is in the amount of $xx.
As per seller’s tape data the FB plan was provided to borrower at the time of closing.
Covid-19 attestation is located at xx.
The borrower xx  has been working at xx.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	HUD-1 Closing Statement Missing Initial LE	Field: Age of Loan Loan Value: 3 Tape Value: 5 |---| -2 |----| -40.00000% Comment: Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 43.332%   Tape Value: 43.330%   Variance: 0.002%   Variance %: 0.00200%   Comment: Total Original T&I for Debt Ratios: (Real Estate Taxes $802.09 + Hazard Insurance $114.75 + Flood Insurance $00 + MI $00 + HOA Dues $00 ) equals $xx and All Other Monthly payments are $xx. The Borrowers Total Monthly income Verified as $xx. Hence, Post-Close DTI per 1003 is 43.332%.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 39.219%   Tape Value: 3921.900%   Variance: -3882.681%   Variance %: -3882.68100%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: 9/xx/2021   Tape Value: 9/xx/2021   Variance: -1 (Days)   Variance %:    Comment: Appraisal report in loan file reflects appraisal date as 09/xx/2021.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: 12/xx/2021 Tape Value: 12/xx/2021 Variance: -1 (Days) Variance %: Comment: Note document dated on 12/xx/2021. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final closing disclosure is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows borrowers were in forebearance plan when the loan closed. Subject is cash-out refinance originated on 12/xx/2021."
																																																																																							* Missing Initial LE (Lvl 3) "Initial loan estimate is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.33%, the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by LP (Locator# xx										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
17151526	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,095.25	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,983.27	3.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	745	Not Applicable	40.135%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 06/xx/2022, the subject mortgage was originated on xx.

There is no chain of assignment. Currently the subject loan is with original lender xx as nominee for xx.

No active judgments or liens have been found.

Annual city and county taxes of 2021 have been paid in the total amount of $xx.

No prior year delinquent taxes have been found.
According to payment history as of 5/xx/2022, the borrower is current with the loan and the next due date for payment is 6/xx/2022. The last payment was received on 5/xx/2022 in the amount of $xx which was applied for due date 5/xx/2022. The current P&I is in the amount of $xx with an interest rate of 3.750%. The current UPB reflected as per the payment history is in the amount of $1,069,513.67.	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of 5/xx/2022, the borrower is current with the loan and the next due date for payment is 6/xx/2022. The last payment was received on 5/xx/2022 in the amount of $xx which was applied for due date 5/xx/2022. The current P&I is in the amount of $xx with an interest rate of 3.750%. The current UPB reflected as per the payment history is in the amount of $1,069,513.67.

As per final application, the borrower xx is working at xx.

Covid-19 attestation is available in the loan file located at “xx”.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing Initial LE	Field: Age of Loan Loan Value: 3 Tape Value: 5 |---| -2 |----| -40.00000% Comment: Age of loan is 3 , However seller tape shows age of loan is 5. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 40.135%   Tape Value: 48.110%   Variance: -7.975%   Variance %: -7.97500%   Comment: Borrower Income : $xx Monthly Expenses : $xx DTI : 40.135%   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx  Variance: -xx   Variance %: -xx   Comment: Housing debt ratio is 30.070%.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: 12/xx/2021   Tape Value: 12/xx/2021   Variance: 7 (Days)   Variance %:    Comment: Latest Appraisal dated 12/xx/2021, However seller tape shows initial appraisal dated 12/xx/2021.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: As per latest Appraisal appraised value xx , However seller tape shows initial appraised value xx. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject approved at 40%. Tape shows BWR prior residence was listed for sale so unable to use that rental income in DTI. Further details not provided. Unable to calc ATR."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete due to Initial LE and Initial CD are missing from loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 3)     "Initial loan estimate is missing from the loan documents."
																																																																																							* Mortgage Not Recorded (Lvl 3) "Pages from 4 to 9 are not available in the copy of recorded mortgage located at” xx	* Cash out purchase (Lvl 2) "Subject is purchase case. However, final CD reflects Cash to in the amount of $8505.72."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8350530	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$1,871.12	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$877.58	4.500%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	774	Not Applicable	34.890%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 06/xx/2022 shows that the subject mortgage was originated on xx.
No chain of assignment found.
There is a prior mortgage active in the favor of xx.
No active liens and judgments have been found.
County 1st installment tax of 2021 has been paid in the amount of $1871.12 on 2/xx/2022.
County 1st installment tax of 2020 has been paid in the amount of $1892.98 on 2/xx/2021.
County 2nd installment tax of 2020 has been paid in the amount of $1509.05 on 9/xx/2021.
No prior year’s delinquent taxes have been found.	According to the payment history as of 5/xx/2022, the borrower is current with the loan. The last payment received on 5/xx/2022, the payment applied date was 5/xx/2022 and the next due date for payment is 6/xx/2022. The P&I is in the amount of $877.58 and PITI is in the amount of $1269.87. The UPB reflected as per the payment history is in the amount of $xx. The made bulk payment in the amount of $19450.00 on 3/xx/2022.	Collections Comments:The loan is performing. According to the payment history as of 5/xx/2022, the borrower is current with the loan. The last payment received on 5/xx/2022, the payment applied date was 5/xx/2022 and the next due date for payment is 6/xx/2022. The P&I is in the amount of $877.58 and PITI is in the amount of $1269.87. The UPB reflected as per the payment history is in the amount of $xx.

The borrower is an xx at xx . No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 1 Tape Value: 3 |---| -2 |----| -66.66666% Comment: Note document reflects age of loan is 1. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 34.890%   Tape Value: 34.910%   Variance: -0.020%   Variance %: -0.02000%   Comment:    Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 0.000%   Tape Value: 2.100%   Variance: -2.100%   Variance %: -2.10000%   Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx  Tape Value: xx  Variance:    Variance %:    Comment: Property address is xx.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Change in Rate/Term Tape Value: No Cash-Out Variance: Variance %: Comment: Purpose of refinance is Change in rate/term. Tape Source: Initial Tape Type:	3: Curable	* Homeowner's Counseling disclosure is missing. (Lvl 3) "Homeownership Counseling disclosure is missing from loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "As per seller tape, the appraisal report shows appraised value as xx. However, final closing disclosure and 1008 document reflect xx. Loan closed with wrong LTV."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
12679729	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Second	$0.00	$1,171.36	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$259.75	10.470%	181	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	05/xx/2022	$8,052.67	Not Applicable	3.875%	$33.03	05/xx/2022	Financial Hardship	According to the updated title report dated 6/xx/2022, the subject mortgage was originated on xx.

The chain of assignment has been completed. Currently, the assignment is with xx.

There is municipal lien against the subject property in the favor of xx.

There is a civil judgment against the borrower in the favor of xx.

Annual taxes for the year of 2022 have been paid in the amount of $225.67 on 4/xx/2022.

County annual taxes for the year of 2022 have been paid in the amount of $368.21 on 4/xx/2022.

School annual taxes for the year of 2021 have been paid in the amount of $577.48 on 8/xx/2021.

No prior year delinquent taxes have been found.
According to latest payment history as of 3/xx/2022, the borrower is currently delinquent for 5 months and the next due date is 10/xx/2021. The last payment was received on 10/xx/2021 in the amount of $359.09 which was applied for the due date of 9/xx/2021. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $242.86 and the interest rate is 9.470%.

Collections Comments:According to servicing comments, the loan is in collection.

According to latest payment history as of 3/xx/2022, the borrower is currently delinquent for 5 months and the next due date is 10/xx/2021. The last payment was received on 10/xx/2021 in the amount of $359.09 which was applied for the due date of 9/xx/2021. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $242.86 and the interest rate is 9.470%.

As per comment dated 5/xx/2022, the reason for default is curtailment of income.

As per comment dated 5/xx/2022 the borrower’s income is impacted by covid-19. The servicer provided an FB which ran and were extended several times from 2/xx/2021 to 05/xx/2021. Further details not provided.

Recent Servicing comments do not reflect any damage.

No evidence has been found regarding foreclosure.

No evidence has been found regarding bankruptcy.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement which was made on 5/xx/2022 between the borrower and lender. As per the modified terms, the new principal balance is $xx. The borrower has promised to pay the in the amount of $33.03 with the interest rate of 3.875% beginning on 5/xx/2022 till maturity date of 4/xx/2062.
The borrower has made the last payment as per the rate reduction rider is located at xx .	Credit Application Initial Escrow Acct Disclosure	Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: As per the note Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, >= 120 Days   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $6478.21   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 5/xx/2022   Tape Value: 8/xx/2021   Variance: 249 (Days)   Variance %:    Comment: As per the mod doc   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original CLTV is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original standard LTV is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 1111111111111123212321MM   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: Payment history string as 443211044444444444444442   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MM1232123211111111111111   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: Payment history string reversed as 244444444444444440112344   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: As per the comments, the trial mod is yes Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA right of rescission test.
This loan failed the interest rate test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the interest rate test.
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA right of rescission -
The funding date is before the third business day following consummation.
The consumer may exercise the right to rescind until midnight of the third business day following consummation, delivery of the notice required by 12 CFR §1026.23 or §1026.15, or delivery of all material disclosures, whichever occurs last."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
259081	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$199.28	$172.92	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$170.40	9.570%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 6/xx/2022, the subject mortgage was originated on xx. The chain of assignment has been completed. Currently, the assignment xx. Its successors and assigns. There is one civil judgment against the borrower in the favor of xx. In the amount of $xx which was recorded on 10/xx/2012.
  Annual combined taxes of 2020 have been paid in the amount of $172.92 on 12/xx/2020.  There is the year of 2021 county annual taxes is delinquent in the amount $199.28 good through 6/xx/2022.
According to the payment history as of 3/xx/2022, the borrower is currently delinquent for 1 month and the next due date for payment is 2/xx/2022. The last payment was received on 3/xx/2022 in the amount of $130.26 which was applied for due date 1/xx/2022. The current P&I is in the amount of $170.40 and current PITI is in the amount $174.35 with an interest rate of 8.750%. The current UPB reflected as per the payment history is in the amount of $xx.

Collections Comments:According to servicing comments, the loan is in collection.

According to the payment history as of 3/xx/2022, the borrower is currently delinquent for 1 month and the next due date for payment is 2/xx/2022. The last payment was received on 3/xx/2022 in the amount of $130.26 which was applied for due date 1/xx/2022. The current P&I is in the amount of $170.40 and current PITI is in the amount $174.35 with an interest rate of 8.750%. The current UPB reflected as per the payment history is in the amount of $xx.

As per comment dated 9/xx/2021, the subject property is unknown occupied.  As per comment dated 2/xx/2022, the borrower’s income is impacted by covid-19.  There is no evidence regarding the bankruptcy and foreclosure in the loan file. The borrower’s willingness to pay is good and servicing rating meets expectation.  Further details not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Notice of Servicing Transfer	Field: Current Legal Status Loan Value: Collections, < 60 Days Tape Value: Collections |---| |----| Comment: Change. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $18188.33   Tape Value: $18188.30   Variance: $0.03   Variance %: 0.00016%   Comment: Change.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Change.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx  Variance: xx   Variance %: xx   Comment: Change.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000002222211111   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: Change.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 111112222200000000000000   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Change. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final loan application (1003) is missing from the loan file."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "1. This loan failed the first lien origination fee test. The loan charges more than a 1% origination fee (whether from the buyer or the seller).  2. This loan failed the origination fee and broker fee test. The loan does not have DIDMCA preemption selected and the sum of the origination fee and all broker fees is greater than 1%."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer is missing from the loan documents."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
9393864	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$648.19	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$695.15	13.090%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 06/xx/2022, the subject mortgage was originated on xx.

The chain of mortgage assignment is completed. Currently, the mortgage assignment is with xx.

No active judgments or liens have been found against the subject property and borrower.

There is one prior mortgage against the subject property which was originated on 03/xx/1994 with xx.
Annual county taxes with for the year 2021 have been paid off in the amount of $xx on 12/xx/2021.

No prior year delinquent taxes have been found.
According to the payment history as of 3/xx/2022, the borrower is currently 6 months delinquent with the loan. Last payment was received on 10/xx/2021 which was applied to 8/xx/2021. The next due date for payment is 9/xx/2021. The P&I is in the amount $498.56 with current interest rate as per payment history is 6.996%. The current UPB reflected is in the amount of $xx.	Collections Comments:As per the review of collection comments, the current status of the loan is collections.

According to the payment history as of 3/xx/2022, the borrower is currently 6 months delinquent with the loan. Last payment was received on 10/xx/2021 which was applied to 8/xx/2021. The next due date for payment is 9/xx/2021. The P&I is in the amount $498.56 with current interest rate as per payment history is 6.996%. The current UPB reflected is in the amount of $xx.

The collection comment dated 10/xx/2021 states the borrower’s income is impacted by covid-19.

The collection comment dated 9/xx/2021, the reason for default is curtailment of income.

As per the collection comment dated 6/xx/2021, the forbearance plan was given to the borrower dated 6/xx/2021 to 1/xx/2022. The forbearance plans ran and were extended from 8/xx/2021 to 11/xx/2021. Further details not provided.

The collection comment dated 4/xx/2022 the subject property is owner occupied and is in average condition. Further details not provided.

No evidence has been found regarding bankruptcy.

No evidence has been found regarding foreclosure.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Initial Escrow Acct Disclosure	Field: Borrower #2 Last Name Loan Value: xx Tape Value: xx|---| |----| Comment: Borrower #2 last name is xx. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower last name is xxr.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $4979.40   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: 10/xx/2006   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: 6/xx/2021   Tape Value: 7/xx/2021   Variance: -10 (Days)   Variance %:    Comment: Forbearance plan start date is 6/xx/2021.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Original CLTV ratio percent is 85.526%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Original standard LTV (OLTV) is 85.526%.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 13.08960%   Tape Value: 13.09000%   Variance: -0.00040%   Variance %: -0.00040%   Comment: Original stated rate 13.0896%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000000000000000121M1MM   Tape Value: CCCCCCCCCCCCCCCCCCCCC333   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MM1M12100000000000000000   Tape Value: 333CCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Unavailable Tape Value: Cash Out - Other Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan files."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the prepayment penalty term test due to the loan charges a prepayment penalty with a term exceeding 3 years."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prepayment term test due to the loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase TILA Test Failed (Lvl 2)     "The finance charge disclosed on the final TIL is $xx. Calculated finance charge $xx for an under the disclosed amount of $125.71."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow is missing from the loan files."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower's."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
63507510	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,396.58	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$484.92	5.490%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	39.174%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 6/xx/2022, the subject mortgage was originated on xx.

There is no chain of assignment as the subject mortgage is with the original lender xx.

No active judgments or liens have been found against the borrower.
1st and 2nd installments county taxes of 2021 have been paid on 8/xx/2021 & 2/xx/2022 in the amount of $xx.
According to the payment history as of 7/xx/2022, the borrower is current with the loan. The last payment was received on 7/xx/2022 which was applied for the due date of 7/xx/2022 and the next due date for payment is 8/xx/2022. The P&I is in the amount of $484.92 and PITI is in the amount of $966.78. The UPB reflected is in the amount of $xx.	Collections Comments:As per the comment history, the current status of the loan is performing.
According to the payment history as of 7/xx/2022, the borrower is current with the loan. The last payment was received on 7/xx/2022 which was applied for the due date of 7/xx/2022 and the next due date for payment is 8/xx/2022. The P&I is in the amount of $484.92 and PITI is in the amount of $966.78. The UPB reflected is in the amount of $xx.
As per the comment dated 4/xx/2022, the reason for default is an illness of borrower.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
No evidence has been found regarding damage or repairs.
As per the 1003, the borrower is working at xx.
The loan was originated on 12/xx/2020. The covid-19 attestation is located at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: 12/xx/2020 Tape Value: 6/xx/2020 |---| 181 (Days) |----| Comment: Application date is 12/xx/2020. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: 6/xx/2024   Tape Value: 5/xx/2022   Variance: 770 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MI Cancelled Date   Loan Value: Not Applicable   Tape Value: 4/xx/2030   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: 12/xx/2020   Tape Value: 6/xx/2020   Variance: 181 (Days)   Variance %:    Comment: Note date is 12/xx/2020.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000MMM   Tape Value: 221121111112   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: MMM000000000000000000000 Tape Value: 211111111122 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan failed charges that cannot decrease test. Initial LE dated 6/xx/2020 reflects non-specific lender credit at $689.00. However, final CD dated 12/xx/2020 reflects non-specific lender credit at $0.00. This is decrease of $689.00 for charges that cannot decrease. Valid COC for the decrease in NSLC is missing from the loan documents."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 6/xx/2020 reflects Appraisal fee at $590.00. However, CD dated 12/xx/2020 reflects Appraisal fee at $975.00. This is an increase in fee of $385.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows AUS is Refer with Caution due to loan does not meet Fannie Mae's eligibility requirements. AUS raised CLTV as a findings issue. Further details are not available."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 6.828% exceeds APR threshold of 4.690% over by +2.138%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed higher-priced mortgage loan test due to APR calculated 6.828% exceeds APR threshold of 4.690% over by +2.138%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
61806014	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,610.26	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,525.23	3.375%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	694	Not Applicable	40.016%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The updated title report dated 6/xx/2022 shows that the mortgage was originated on xx.
The chain of assignment is missing. However, it should be assigned with xx
The first and second installments of combined taxes for the year of 2021 have been paid in the amount of $2305.13 each respectively.

The review of the payment history shows that the borrower is current with the loan and the next due date is for 8/xx/2022. The last payment was received on 6/xx/2022, in the amount of $xx, which was applied for 7/xx/2022. The UPB stated in the payment history is $xxhe Current P&I is $xx and PITI is $xx, with the interest rate of 3.375%.	Collections Comments:The borrower is current with the loan and the loan and the next due date is for 8/xx/2022. The last payment was received on 6/xx/2022, in the amount of $xx, which was applied for 7/xx/2022. The UPB stated in the payment history is $xxhe Current P&I is $xx and PITI is $xx, with the interest rate of 3.375%.

The property occupancy is unavailable. No damage or repair to the property has been found.
The borrower is owner at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Application Date (Baseline script version) Loan Value: 6/xx/2021 Tape Value: 4/xx/2021 |---| 55 (Days) |----| Comment: Update as per final 1003. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 6/xx/2024   Tape Value: 4/xx/2022   Variance: 795 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: 6/xx/2021   Tape Value: 4/xx/2021   Variance: 55 (Days)   Variance %:    Comment: Update as per note doc.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000MMM   Tape Value: 111110011111   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMM000000000000000000000   Tape Value: 111110011111   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Limited Cash Out (GSE definition) Tape Value: No Cash-Out Variance: Variance %: Comment: Update as per final 1003. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without an appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 40.01%. Tape shows SE income was used for qualification, however; it was not supported by 2019 & 2020 Tax Returns, YTD, P&L and 3-months business bank statements. Unable to calc ATR.

																																																																																								Downgraded to LVL2 because SOL is expired in June 2024."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
84541096	xx	xx			561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$2,317.56	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,257.23	3.875%	360		xx	xx		FHA	Fixed		Cash Out	xx	xx	Full Documentation	Yes	xx	xx	Not Applicable			Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	624	Not Applicable	52.610%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
As per the updated title report dated 06/xx/2022, the subject mortgage was originated on xx.
The chain of assignment has been completed.
No active judgments or liens have been found against the borrower.
The county taxes for year of 2021 are paid off in the total amount of $xx.
No prior year’s delinquent taxes have been found.
As per note, first payment date is 6/xx/2022 and interest rate is 3.875% with P&I amount of $xx. The tape data of payment history reflects the current UPB amount is $xx.	Collections Comments:The loan was originated on 4/xx/2022. The collection comment is missing from 04/xx/2022 to 6/xx/2022.
As per note, first payment date is 6/xx/2022 and interest rate is 3.875% with P&I amount of $xx. The tape data of payment history reflects the current UPB amount is $xx.
As per final 1003, borrower is working at xx.
No evidences have been found regarding foreclosure process & bankruptcy case.
No visible damages/repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS	Field: Cash To Borrower (HUD-1 Line 303) Loan Value: $6123.80 Tape Value: $10.00 |---| $6113.80 |----| 61138.00000% Comment: FCD reflects cash to borrower as $xx. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: CLTV is xx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: 4/xx/2022   Tape Value: 4/xx/2022   Variance: -5 (Days)   Variance %:    Comment: Note reflects original note doc date as 4/xx/2022.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: LTV is xx. Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 52.61%. The borrower’s income is $xx and total expenses are in the amount of $xx. AUS report is missing from the loan documents."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan failed compliance ease delivery and timing test for initial loan estimate dated 02/xx/2022. Document tracker proving the delivery of initial loan estimate within 3 business days from the initial application date is missing from the loan documents."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed initial loan estimate delivery and timing test. Initial loan estimate dated 02/xx/2022 delivered on 03/xx/2022 which is more than 3 business days from initial application date 02/xx/2022."
																																																																																							* Missing DU/GUS/AUS as required by guidelines (Lvl 3) "AUS report is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
53879902	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,561.90	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$742.72	3.375%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	703	Not Applicable	46.488%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 06/xx/2022, the subject mortgage was originated on xx.

There is no chain of assignment. Currently the subject loan is with original lender xx.

No active judgments or liens have been found.

Annual county taxes of 2021 have been paid in the amount of $xx.

No prior year delinquent taxes have been found.
According to payment history as of 6/xx/2022, the borrower is current with the loan and the next due date for payment is 6/xx/2022. The last payment was received on 5/xx/2022 in the amount of $955.96 which was applied for due date 5/xx/2022. The current P&I is in the amount of $742.72 and current PITI is in the amount of $955.96 with an interest rate of 3.375%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of 6/xx/2022, the borrower is current with the loan and the next due date for payment is 6/xx/2022. The last payment was received on 5/xx/2022 in the amount of $955.96 which was applied for due date 5/xx/2022. The current P&I is in the amount of $742.72 and current PITI is in the amount of $955.96 with an interest rate of 3.375%. The current UPB reflected as per the payment history is in the amount of $xx.

As per final application, the borrower xx is working at xx.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 9 Tape Value: 10 |---| -1 |----| -10.00000% Comment: As per note document age of loan is 9. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: 7/xx/2021   Tape Value: 7/xx/2021   Variance: -6 (Days)   Variance %:    Comment: Note document reflects note date is 7/xx/2021.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Limited Cash Out (GSE definition) Tape Value: No Cash-Out Variance: Variance %: Comment: As per final Application Purpose of refinance is Limited Cash out. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows repurchased loan due to not eligible for cross sell to Freddie. The LQA was having a failure with correct DTI. However, the recommendation as per DU report is still Approve/Eligible as per FNMA."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.48%. The borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by DU (Locator#xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
15542616	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$592.79	06/xx/2024	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$746.15	12.100%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mobile Home	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	11/xx/2019	$65,124.72	Not Applicable	4.250%	$456.79	11/xx/2019	Financial Hardship	Review of updated title report dated 8/xx/2022 shows that the subject mortgage was originated on xx.

The chain of assignment is complete. The last assignment is with xx  as
Trustee of xx , its successors and/or assigns”.

There is one junior judgment active against the borrower in the amount of $xx held by “xx".

No delinquent taxes have been found for the prior year.
Review of payment history as of 6/xx/2022 shows that the borrower is current with the loan. The next due date is 6/xx/2022. The last payment was received on 6/xx/2022 in the amount of $456.79 with interest rate 4.250 % which was applied for the due date 5/xx/2022. The current UPB as of the date is $xx.	Collections Comments:The current status of the loan is performing.
Review of payment history as of 6/xx/2022 shows that the borrower is current with the loan. The next due date is 6/xx/2022. The last payment was received on 6/xx/2022 in the amount of $456.79 with interest rate 4.250 % which was applied for the due date 5/xx/2022. The current UPB as of the date is $xx.
No RFD has been found.
The foreclosure was initiated in the subject loan. As per comment dated 2/xx/2022, the re-projected step sale was scheduled for 2/xx/2022. The foreclosure was placed on hold due to loss mitigation. However, the hold was ended on 2/xx/2022. Further details not provided.
According to the collection comment dated 9/xx/2020, the subject property is vacant. Recent collection comment does not show details regarding current occupancy status. No damage or repairs have been found.

Foreclosure Comments:The foreclosure was initiated in the subject loan. As per comment dated 2/xx/2022, the re-projected step sale was scheduled for 2/xx/2022. The foreclosure was placed on hold due to loss mitigation. However, the hold was ended on 2/xx/2022. Further details not provided.
Bankruptcy Comments:According to the PACER, the borrower xx had filed bankruptcy under chapter-13 with the case# xx. The POC was not filed by subject creditor. The schedule D of voluntary petition shows the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Therefore, the unsecured portion is xx. The BK case was dismissed on 05/xx/2019 and it got terminated on 08/xx/2019.

The loan modification agreement was made on 11/xx/2019 and the new modified principal balance is xx . The borrower has promised to pay P&I $456.79 with fixed interest rate of 4.25 % that began from 11/xx/2019 until maturity date 11/xx/2034. As per “xx ” (xx ) attached to modification agreement, the servicer agrees to forgive the principal amount of $xx which exceeds the 2% of the modified principal amount.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
HUD-1 Closing Statement
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Last Payment Received Date Loan Value: 6/xx/2024 Tape Value: 4/xx/2022 |---| 770 (Days) |----| Comment: Last payment received date is 06/xx/2022. Tape Source: Initial Tape Type:
Field: Mailing Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property address xx. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and Itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final application is missing from loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Georgia. However, the disclosure of additional fees is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer document is missing from loan file."
* Property is Mobile Home (Lvl 2)     "Home is affixed to the land.
Appraisal at the origination is missing from the loan file. According to updated title report dated 8/xx/2022, tax report shows subject property type is “Mobile Home”. The final title policy is missing from the loan file and affidavit of affixation is also missing from the loan file. However, recorded mortgage has VIN# xx” in its legal description and shows home has been affixed to the land permanently. However, tax report & abstract report of UT shows VIN# “xx"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file"
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of rescission document is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
70655224	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$411.00	06/xx/2024	Unavailable	No	Missing Documents	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$352.93	9.290%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	12/xx/2021	$44,796.44	Not Applicable	5.133%	$313.79	12/xx/2021	Financial Hardship	As per the updated title report dated 8/xx/2022, the subject mortgage was originated on xx.

The chain of assignment has not been completed. Currently, the assignment is with xx.

No active judgments or liens have been found against the borrower.
According to the payment history as of 6/xx/2022, the borrower is current with the loan. The last payment was received on 6/xx/2022 which was applied for the due date of 6/xx/2022 and the next due date for payment is 7/xx/2022. The P&I is in the amount of $313.79 and PITI is in the amount of $335.95. The UPB reflected is in the amount of $xx.	Collections Comments:As per the comment history, the loan is current.
According to the payment history as of 6/xx/2022, the borrower is current with the loan. The last payment was received on 6/xx/2022 which was applied for the due date of 6/xx/2022 and the next due date for payment is 7/xx/2022. The P&I is in the amount of $313.79 and PITI is in the amount of $335.95. The UPB reflected is in the amount of $xx.
The loan was modified on 12/xx/2021 with new principal balance of $xx. The borrower promises to pay the new modified P&I of $313.79 with the new fixed interest rate of 5.133% beginning from 12/xx/2021 to the new maturity date of 05/xx/2040.
The reason for default is unable to be determined.
As per the comment history, the step sale was scheduled on 3/xx/2022. However, the comment dated 3/xx/2022 reflects that the foreclosure was put on hold due to missing documents. Further details not provided.
 No pertaining bankruptcy-related details have been found.
No evidence has been found regarding damage or repairs.

Foreclosure Comments:As per the comment history, the step sale was scheduled for 3/xx/2022. However, the comment dated 3/xx/2022 reflects that the foreclosure was put on hold due to missing documents. Further details not provided.
Bankruptcy Comments:Not Applicable	The loan was modified on 12/xx/2021 with new principal balance of xx. The borrower promises to pay the new modified P&I of $313.79 with the new fixed interest rate of 5.133% beginning from 12/xx/2021 to the new maturity date of 05/xx/2040.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Doc Date of Last Modification Loan Value: 12/xx/2021 Tape Value: 1/xx/2022 |---| -25 (Days) |----| Comment: Changes as per document. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: 6/xx/2024   Tape Value: 5/xx/2022   Variance: 758 (Days)   Variance %:    Comment: Changes as per document.   Tape Source: Initial   Tape Type:
Field: Mailing Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1, estimated HUD and itemization are missing from the loan file."	* Application Missing (Lvl 2) "Loan application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
85027782	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,620.04	07/xx/2024	Unavailable	Unavailable	Unavailable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$587.51	6.599%	360	xx	xx	Conventional	ARM	Refinance	Unavailable	Unavailable	No Documentation	Unavailable	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	$23,000.00	03/xx/2022	$125,938.80	$33,181.55	5.000%	$447.57	04/xx/2022	Financial Hardship	As per the updated title report dated 08/xx/2022, the subject mortgage was originated xx.

The chain of assignment has been completed. Currently, the assignment is with xx

There is a junior mortgage in the amount of $xx in favor of xx.

There is a municipal lien against the subject property in the amount of $xx in favor of xx.

There are 3 active prior state tax liens against the borrower in the total amount of $xx which were recorded on different dates.

There are multiple state tax liens against the borrower in the total amount of $xx which were recorded on different dates.

There is a municipal lien against the subject property in the amount of $xx in favor of xx.

There are multiple civil judgment liens against the borrower in the total amount of $xx in favor of xx.

Annual county taxes of the year 2020-2021 have been paid.

No prior year delinquent taxes have been found.
According to the payment history as of 6/xx/2022 the borrower is current with the loan. The last payment was received on 05/xx/2022 which was applied for the due date of 05/xx/2022 and the next due date for payment is 06/xx/2022. The P&I is in the amount of $447.57 and PITI is in the amount of $583.57. The UPB reflected as per the payment history tape data is in the amount of $xx.	Collections Comments:The current status of loan is performing.

According to the payment history as of 6/xx/2022 the borrower is current with the loan. The last payment was received on 05/xx/2022 which was applied for the due date of 05/xx/2022 and the next due date for payment is 06/xx/2022. The P&I is in the amount of $447.57 and PITI is in the amount of $583.57. The UPB reflected as per the payment history tape data is in the amount of $xx.
The loan was modified on 03/xx/2022 with new principal balance of $xx. The deferred amount is $xx and interest bearing amount is $xx. The borrower promises to pay the new modified P&I of $447.57 with the new fixed interest rate of 5.000% beginning from 04/xx/2022 to the new maturity date of 03/xx/2062.

No comment has been found stating that borrower’s income is impacted due to Covid-19. No evidence has been found regarding damage or repairs in the latest servicing comments.

Borrower filed chapter 7 bankruptcy with the case #xx  and the case was discharged on xx .

As per collection comment dated 2/xx/2022, the foreclosure was initiated in the loan and the complaint was filed on 7/xx/2021 the sale date is 3/xx/2022. As per collection comment dated 3/xx/2022, the sale was postponed due to loss mitigation. The previous sale date was 4/xx/2022.

Foreclosure Comments:As per collection comment dated 2/xx/2022, the foreclosure was initiated in the loan and the complaint was filed on 7/xx/2021 the sale date is 3/xx/2022. As per collection comment dated 3/xx/2022, the sale was postponed due to loss mitigation. The previous sale date was 4/xx/2022.

Bankruptcy Comments:Borrower filed chapter 7 bankruptcy with the case # xx and the case was discharged on xx.	The loan was modified on 03/xx/2022 with new principal balance of xx . The deferred amount is $xx and interest bearing amount is $xx. The borrower promises to pay the new modified P&I of $447.57 with the new fixed interest rate of 5.000% beginning from 04/xx/2022 to the new maturity date of 03/xx/2062.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Borrower First Name Loan Value: xxr Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: $33181.55   Tape Value: $33182.00   Variance: $-0.45   Variance %: -0.00135%   Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 3/xx/2022   Tape Value: 5/xx/2022   Variance: -48 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 7/xx/2024   Tape Value: 5/xx/2022   Variance: 796 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mailing Address Zip Code   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final hud-1, estimated hud and itemization are missing from the loan file."	* Application Missing (Lvl 2) "The final loan application is missing along with the initial loan application from loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from loan file."
* Missing Appraisal (Lvl 2)     "The appraisal report is missing from loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer document is missing from loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to confirm operative index value due to missing documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business disclosure is missing from loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "The ROR is missing from loan file"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
47275145	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$501.55	11.610%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	05/xx/2010	$49,832.15	$6,190.86	6.650%	$320.00	05/xx/2010	Financial Hardship	The review of the updated title report dated 08/xx/2022 reflects that the subject mortgage was originated on xx.
The chain of the assignment has not been completed. Currently, the mortgage assignment is with xx.
No active liens and judgments have been found against the borrower and the property.
No prior year’s delinquent taxes have been found.
According to a review of the payment history as of 6/xx/2022, the loan is currently performing and the next due date for the regular payment is 7/xx/2022. The last payment was received on 6/xx/2022 total in the amount of PITI $320.00 which includes P&I $320.00 with the rate of interest 6.650%, which was applied for the due date of 6/xx/2022. The UPB reflected in the latest payment history is in the amount of $xx.	Collections Comments:According to the review of the servicing comments, the current status of loan is performing. The next due date for the regular payment is 7/xx/2022. The UPB reflected in the latest payment history is in the amount of $xx.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage.
No evidence of foreclosure action has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER report, the borrower “xx” had filed for bankruptcy under Chapter-13 with case# xx and the plan was confirmed on 12/xx/2016. The POC was filed on 1/xx/2017 with the POC amount of xx and the amount of arrearage is xx. As per the order confirming chapter 13 plan the debtor was supposed to pay to the trustee in the amount of $490.00 for the period of 36 months under Chapter 13. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. However, the unsecured portion is $xx. No comment has been found indicating a cram-down. The case was dismissed on 10/xx/2019 and terminated on 1/xx/2020.	The AOT was made on 5/xx/2010. The new principal balance is in the amount of xx with interest rate starting at 6.650% and the borrower promises to pay P&I in the amount of $320.00 beginning from 5/xx/2010. The maturity date is 9/xx/2037.
The deferred balance amount is $xx and interest bearing amount is $xx.

Affiliated Business Disclosure Credit Application Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Last Payment Received Date Loan Value: 6/xx/2024 Tape Value: 5/xx/2022 |---| 758 (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Mailing Address Street   Loan Value: xxt   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 9/xx/2037 Tape Value: 4/xx/2041 Variance: -1308 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of rescission disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
38086346	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$900.54	07/xx/2024	20 SP 000080	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$221.82	12.260%	240	xx	xx	Conventional	Fixed	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	08/xx/2019	$34,105.99	Not Applicable	4.375%	$150.60	09/xx/2019	Financial Hardship	The review of the updated title report dated 08/xx/2022 shows that the subject mortgage was originated on xx.

The chain of assignment has been completed. The last assignment is with xx.

No active liens and judgments have been found against borrower and property.

County taxes of 2022 have been due on 01/xx/2023 in the amount of $514.10.
According to the payment history as of 06/xx/2022, the borrower is current with the loan. The last payment was received on 06/xx/2022, which was applied for the due date of 6/xx/2022 and the next due date for payment is 07/xx/2022.The P&I is in the amount of $150.60 and PITI is in the amount of $231.59. The UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The current legal status of loan is performing.
According to the payment history as of 06/xx/2022, the borrower is current with the loan. The last payment was received on 06/xx/2022, which was applied for the due date of 6/xx/2022 and the next due date for payment is 07/xx/2022.The P&I is in the amount of $150.60 and PITI is in the amount of $231.59. The UPB reflected as per the payment history is in the amount of $xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy.
No evidence of damage or repairs has been found.
No evidence has been found regarding COVID-19.

Foreclosure Comments:The foreclosure was initiated in 2020. The complaint was filed on 8/xx/2020. As per collection comment dated 10/xx/2021, the sale was scheduled on 2/xx/2021. However, the sale was postponed due to loss mitigation. No further details have been found.
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on 08/xx/2019.The new modified principal balance as per modification is in the amount of xx. with interest rate starting at 4.375% and the borrower promises to pay P&I in the amount of $150.60 beginning from 09/xx/2019. The maturity date as per loan modification agreement is 05/xx/2057.	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	Field: Last Payment Received Date Loan Value: 7/xx/2024 Tape Value: 5/xx/2022 |---| 789 (Days) |----| Comment: updated as per review. Tape Source: Initial Tape Type:
Field: Mailing Address Zip Code   Loan Value: xx  Tape Value: xx  Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 5/xx/2057 Tape Value: 8/xx/2059 Variance: -822 (Days) Variance %: Comment: updated as per review. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and itemization are missing from the loan file."	* Application Missing (Lvl 2) "The final loan application is missing along with the initial loan application from loan file."
* Missing Appraisal (Lvl 2)     "The appraisal report is missing from loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer document is missing from loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business disclosure is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
65727282	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$332.29	$332.29	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$417.00	10.060%	240	xx	xx	Conventional	Fixed	Purchase	Not Applicable	Not Applicable	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	12/xx/2021	$40,641.50	Not Applicable	6.000%	$451.20	01/xx/2022	Financial Hardship	The review of the updated title report dated 8/xx/2022 shows that the subject mortgage was originated on xx.
The chain of assignment has not been completed. The latest assignment is with xx
No active liens and judgments have been found.
Combined annual taxes of 2021 have been delinquent in the amount of $332.29 which were due on 12/xx/2021 and good through till 8/xx/2022.

According to the payment history as of 6/xx/2022, the borrower is current with the loan and the last payment was received on 6/xx/2022 which was applied for 6/xx/2022 and the next due date for the payment is 7/xx/2022. The P&I is in the amount of $451.20 and PITI is in the amount of $481.20. The UPB reflected is in the amount of $xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing. According to the payment history as of 6/xx/2022, the borrower is current with the loan and the last payment was received on 6/xx/2022 which was applied for 6/xx/2022 and the next due date for the payment is 7/xx/2022. The P&I is in the amount of $451.20 and PITI is in the amount of $481.20. The UPB reflected is in the amount of $xx.
The loan was modified on 12/xx/2021 with new principal balance of $xx. The borrower promises to pay the new modified P&I of $451.20 with the new fixed interest rate of 6.00% beginning from 01/xx/2022 to the new maturity date of 12/xx/2031.
Collection comment dated 03/xx/2021 stated that the reason for default is curtailment of income. No further information has been found.
No comments have been found regarding bankruptcy in the latest servicing comments.
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.

Update:-
No any additional information found in recent collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on 12/xx/2021 with new principal balance of xx . The borrower promises to pay the new modified P&I of $451.20 with the new fixed interest rate of 6.00% beginning from 01/xx/2022 to the new maturity date of 12/xx/2031.	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	Field: First Payment Date Loan Value: 3/xx/2006 Tape Value: 1/xx/2022 |---| -5779 (Days) |----| Comment: Updated as per review. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: 7/xx/2024   Tape Value: 5/xx/2022   Variance: 784 (Days)   Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Mailing Address Street   Loan Value: xx  Tape Value: xx  Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount) Loan Value: xx Tape Value: xx0 Variance: xx Variance %: xx Comment: Updated as per review. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with Estimated HUD-1 and Itemization are missing from the loan."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
76850307	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,896.70	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$708.70	7.975%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	First	Commitment	Not Applicable	Not Applicable	06/xx/2013	$148,399.06	$13,600.00	8.000%	$283.35	07/xx/2013	Financial Hardship	According to the updated title report dated 08/xx/2022, the subject mortgage was originated on xx. The chain of mortgage assignment has been completed. Currently, the mortgage assignment is with xx. No active judgments or liens have been found against the subject property and borrower. Annual county taxes for the year 2021 have been paid off in the amount of $xx on 11/xx/2021. No delinquent taxes have been found.	According to the payment history as of 6/xx/2022, the borrower is currently 8 months delinquent with the loan. Last payment was received on 11/xx/2021 which was applied to 9/xx/2021. The next due date for payment is 10/xx/2021. The P&I is in the amount $283.35 with an interest rate as per payment history is 8.000%. The current UPB reflected is in the amount of $xx.	Collections Comments:As per the review of collection comments, the current status of the loan is in collection.

According to the payment history as of 6/xx/2022, the borrower is currently 8 months delinquent with the loan. Last payment was received on 11/xx/2021 which was applied to 9/xx/2021. The next due date for payment is 10/xx/2021. The P&I is in the amount $283.35 with an interest rate as per payment history is 8.000%. The current UPB reflected is in the amount of $xx.

The collection comment dated 2/xx/2020 the reason for default is loss of job.

The collection comment dated 1/xx/2022 states the borrower’s income is impacted by covid-19.

As per the collection comment dated 8/xx/2021 the forbearance plan was given to the borrower that started from 8/xx/2021. The forbearance plans ran and were extended from 10/xx/2021.

No evidence has been found regarding foreclosure.

No evidence has been found regarding bankruptcy.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on 6/xx/2013. At the time of modification, the UPB was $148399.06. However, the lender has forgiven $xx and the new modified UPB is $xx with interest bearing amount $xx and deferred amount of $xx. The borrower promises to pay the new modified P&I of $283.35 with the new fixed interest rate of 8.00% beginning from 7/xx/2013 to the new maturity date of 1/xx/2040.	Affiliated Business Disclosure Notice of Servicing Transfer Right of Rescission	Field: Balloon Indicator Loan Value: Yes Tape Value: No |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: Borrower #2 Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower#2 last name is xx.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Collections   Tape Value: Collections, >= 120 Days   Variance:    Variance %:    Comment: Loan is currently in collection.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: $13600.00   Tape Value: $6800.00   Variance: $6800.00   Variance %: 100.00000%   Comment: Deferred balance amount is $xx.   Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: 8/xx/2021   Tape Value: 8/xx/2021   Variance: -1 (Days)   Variance %:    Comment: Forbearance plan start date is 8/xx/2021.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx  Tape Value: xx  Variance: xx   Variance %: xx   Comment: Original CLTV ratio percent is 55.243%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Original standard LTV (OLTV) is 55.243%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 110000000000000000444321   Tape Value: 9999996663CCCCCCCCCCCCCC   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 123444000000000000000011 Tape Value: CCCCCCCCCCCCCC3666999999 Variance: Variance %: Comment: N/A Tape Source: Initial Tape Type:	3: Curable	* Lost Note Affidavit (Lvl 3) "The lost note affidavit has been found in the loan file located at xx, which states that the original note has been misplaced or destroyed. However, the duplicate copy of note is available in the loan file."	* ComplianceEase TILA Test Failed (Lvl 2) "Finance charge disclosed on Final TIL as $xx. Calculated finance charge is $xx for an under disclosed amount of -$xx. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing.

This loan failed the TILA foreclosure rescission finance charge test.
This loan failed the TILA APR test due to Calculated APR 8.186% exceeds the disclosed APR of 8.590% over by -0.404%."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer document is missing from the loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan files."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan files"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$6,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
46277268	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,917.05	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$538.09	10.990%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	09/xx/2019	$44,516.67	Not Applicable	7.548%	$397.90	09/xx/2019	Financial Hardship	According to the updated title report dated 9/xx/2022, the subject mortgage was originated on xx.

The chain of assignments has been completed. Currently, the assignment is xx. Its successors and assigns.

No active judgments or liens have been found.

Annual county taxes of 2021 have been paid in the amount of $xx on 1/xx/2022.

No prior year delinquent taxes have been found.
According to the payment history as of 6/xx/2022, the borrower is currently delinquent for 16 months and the next due date for payment is 2/xx/2021. The last payment was received on 1/xx/2021 in the amount of $667.76 which was applied for due date 1/xx/2021. The current P&I is in the amount of $397.90 and current PITI is in the amount of $667.76 with an interest rate of 7.548%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the loan is in collection.

According to the payment history as of 6/xx/2022, the borrower is currently delinquent for 16 months and the next due date for payment is 2/xx/2021. The last payment was received on 1/xx/2021 in the amount of $667.76 which was applied for due date 1/xx/2021. The current P&I is in the amount of $397.90 and current PITI is in the amount of $667.76 with an interest rate of 7.548%. The current UPB reflected as per the payment history is in the amount of $xx.

As per comment dated 7/xx/2021, the borrower’s income is impacted by covid-19. The servicer provided an FB which ran and were extended several times from 4/xx/2021 to 7/xx/2021.

There is no evidence regarding the bankruptcy and foreclosure in the loan file.

Further details not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on 9/xx/2019. As per the modified term, the new principal balance is xx . The borrower promises to pay $397.90 monthly with a modified interest rate of 7.548% beginning from 9/xx/2019 with a maturity date of 10/xx/2035. The modification does not have a balloon provision.	Origination Appraisal	Field: Current Legal Status Loan Value: Collections Tape Value: Collections, >= 120 Days |---| |----| Comment: Change. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment: Change.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 9/xx/2019   Tape Value: 8/xx/2019   Variance: 7 (Days)   Variance %:    Comment: Change.   Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: 7/xx/2021   Tape Value: 2/xx/2021   Variance: 172 (Days)   Variance %:    Comment: Change.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: Change.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Change.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx  Variance %: -xx   Comment: Change.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Change.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Change.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 10.99000%   Tape Value: 10.99900%   Variance: -0.00900%   Variance %: -0.00900%   Comment: Change.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000044444444321   Tape Value: 9999999999999963CCCCCCCC   Variance:    Variance %:    Comment: Change.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 123444444440000000000000   Tape Value: CCCCCCCC3999999999999999   Variance:    Variance %:    Comment: Change.   Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Refinance Per Application Loan Value: Change in Rate/Term Tape Value: No Cash-Out Variance: Variance %: Comment: Change. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
13294242	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$332.84	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$429.59	10.750%	181	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	06/xx/2022	$22,799.90	Not Applicable	4.375%	$100.68	06/xx/2022	Financial Hardship	According to the updated title report dated 8/xx/2022, the subject mortgage was originated on xx. The chain of assignments has been completed. Currently, the assignment is xx. Its successors and assigns. There is one judgment against borrower in the amount is unavailable which was recorded on 2/xx/2022 in the favor of xx. There is an active prior mortgage available in the updated title report with the amount of $xx, in favor of xx. Annual county taxes of 2021 have been paid in the amount of $332.84 on 4/xx/2022.	According to the payment history as of 6/xx/2022, the borrower is currently delinquent for 3 months and the next due date for payment is 3/xx/2022. The last payment was received on 5/xx/2022 in the amount of $321.28 which was applied for due date 2/xx/2021. The current P&I is in the amount of $321.28 and current PITI is in the amount of $321.28 with an interest rate of 7.990%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the loan is in collection.

According to the payment history as of 6/xx/2022, the borrower is currently delinquent for 3 months and the next due date for payment is 3/xx/2022. The last payment was received on 5/xx/2022 in the amount of $321.28 which was applied for due date 2/xx/2021. The current P&I is in the amount of $321.28 and current PITI is in the amount of $321.28 with an interest rate of 7.990%. The current UPB reflected as per the payment history is in the amount of $xx.
As per comment dated 1/xx/2022, the borrower’s income is impacted by covid-19.

There is no evidence regarding the bankruptcy and foreclosure in the loan file.

Further details not provided.

Update:
As per collection comment dated 1/xx/2024, the BWR was approved for RPP plan for 4 months with a monthly amount of $611.00 to bring the loan current.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on 6/xx/2022. As per the modified term, the new principal balance is xx. The borrower promises to pay $100.68 monthly with a modified interest rate of 4.375% beginning from 6/xx/2022 with a maturity date of 5/xx/2062. The modification does not have a balloon provision. The loan has been modified twice since origination. And modification is unexecuted,	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $923.91 |---| |----| Comment: Change. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: 6/xx/2022   Tape Value: 12/xx/2007   Variance: 5271 (Days)   Variance %:    Comment: Change.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: Change.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Change.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: -xx   Comment: Change.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Change.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx  Variance %: -xx   Comment: Change.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000001321110100000011MMM   Tape Value: 69999633CCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: Change.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMM110000001011123100000   Tape Value: CCCCCCCCCCCCCCCC33699996   Variance:    Variance %:    Comment: Change.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: 5/xx/2062 Tape Value: 1/xx/2028 Variance: 12530 (Days) Variance %: Comment: Change. Tape Source: Initial Tape Type:	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The Final HUD-1 along with Preliminary HUD-1 and Itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from loan file." * Missing Appraisal (Lvl 2) "Appraisal report is missing from loan file." * Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Service transfer disclosure is missing from loan file." * Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated disclosure is missing from loan file." * Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$500.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
69831289	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$1,261.45	$1,078.65	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$437.15	11.790%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/xx/2018	$43,440.36	Not Applicable	7.582%	$288.50	09/xx/2018	Financial Hardship	The review of the updated title report dated 09/xx/2022 reflects that the subject mortgage was originated on xx
The chain of the assignment has been completed. Currently, the mortgage assignment is with xx.
No active liens and judgments have been found against the borrower and the property.
Annual county taxes of 2021 have delinquent in the amount of $1261.45 which are good though on 9/xx/2022.
According to a review of the payment history as of 6/xx/2022, the borrower is currently delinquent for 1 month with the loan and the next due date for the regular payment is 5/xx/2022. The last payment was received on 5/xx/2022 total in the amount of PITI $338.05 which includes P&I $288.50 with the rate of interest 7.582%, which was applied for the due date of 4/xx/2022. The UPB reflected in the latest payment history is in the amount of $xx.	Collections Comments:According to the review of the servicing comments, the loan is currently in collection. As per the payment history as of 6/xx/2022, the borrower is currently delinquent for 1 month with the loan and the next due date for the regular payment is 5/xx/2022. The UPB reflected in the latest payment history is in the amount of $xx.
No comment has been found regarding reason for default.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	According to the modification, the loan was modified on 9/xx/2018. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 7.582% and the borrower promises to pay P&I in the amount of $288.50 beginning from 9/xx/2018. The maturity date as per modification is 8/xx/2058.
The modification agreement has 3 steps.

Affiliated Business Disclosure Missing Required State Disclosures Origination Appraisal	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $0.00 |---| |----| Comment: Not Applicable Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: 9/xx/2018   Tape Value: 9/xx/2018   Variance: -24 (Days)   Variance %:    Comment: 9/xx/2018   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: 360/360   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Step   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx Variance %: -xx   Comment: xx8   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: 71.954%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Tape Value: xx   Variance: xx  Variance %: xx   Comment: 71.954%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000012112111MMM   Tape Value: 33333333333333CCCCCCCCCC   Variance:    Variance %:    Comment: 441111111111111000000000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: MMM111211210000000000000 Tape Value: CCCCCCCCC333333333333333 Variance: Variance %: Comment: 441111111111111000000000 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The Compliance Ease Risk indicator is moderate due to-
TILA Finance Charge Test failed and TILA Foreclosure Rescission Finance Charge Test failed."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA test failed due to-
TILA Finance Charge Test failed-
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100.

TILA Foreclosure Rescission Finance Charge Test failed-
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $35."
* Missing Appraisal (Lvl 2)     "Appraisal report is available in the located at xx
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in SC. The following state disclosures are missing in the loan file;
Agent Preference Disclosure
Casualty Insurance Disclosure"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan documents."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
63297628	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,231.62	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$588.75	9.570%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	06/xx/2022	$40,456.79	Not Applicable	2.590%	$135.43	06/xx/2022	Financial Hardship	As per updated title report dated 08/xx/2022, the subject mortgage was originated on xx.
The chain of assignment has been completed. Currently, the mortgage assignment is with xx.
No active judgments or liens found on the subject property/ borrower.
Combined annual taxes of 2021 have been paid in the amount of $1231.62 on 6/xx/2022.	The payment history dated 06/xx/2022 shows that the borrower is delinquent for 23 months and next payment due date is 07/xx/2020. The last payment was received on 10/xx/2020 in the amount of $305.21 which was applied for the due date of 06/xx/2020. The current UPB is in the amount of $xx.	Collections Comments:
Currently the loan is in collection. The payment history dated 06/xx/2022 shows that the borrower is delinquent for 23 months and next payment due date is 07/xx/2020. The last payment was received on 10/xx/2020 in the amount of $305.21 which was applied for the due date of 06/xx/2020. The current UPB is in the amount of $xx.
As per latest comment dated 06/xx/2020, the borrower's income has been affected by Covid-19. The forbearance plan has been approved for 3 months that began on 06/xx/2020. Forbearance plan has been extended for 2-3 times. As per collection comment dated 07/xx/2021, the subject property was affected by natural disaster. No further details have been found.

Update:No any additional information found in recent collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per PACER, the debtor had filed bankruptcy under chapter-13 with the case# xx. POC was filed on 10/xx/2013, in the secured claim amount xx and an arrearage in the amount of $xx. The bankruptcy was discharged on 02/xx/2019 and was fully terminated on 02/xx/2019.	The loan modification agreement was made on 06/xx/2022 with a new principal balance of xx with a fixed rate of 2.590%. The borrower promised to pay monthly P&I payment in the amount of $135.43 beginning on 06/xx/2022 till the maturity date of 05/xx/2062. The modification is not implemented yet.	Credit Application Right of Rescission	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, >= 120 Days   Tape Value: Collections, 60-119 Days   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 6/xx/2022   Tape Value: 1/xx/2014   Variance: 3043 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 365/365   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $0.02   Variance %: 0.00003%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx Variance: -xx  Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000012344444444444444444   Tape Value: 999999999999999999999996   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444444443210000   Tape Value: 699999999999999999999999   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: 5/xx/2062 Tape Value: 7/xx/2033 Variance: 10517 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Application Missing (Lvl 2) "The final 1003 (application) is missing from the loan file." * Right of Rescission missing or unexecuted (Lvl 2) "Right of rescission is missing from loan files."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
81356659	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$135.75	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$771.22	10.630%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	05/xx/2022	$80,948.86	Not Applicable	3.875%	$332.05	05/xx/2022	Financial Hardship	According to the updated title report dated 8/xx/2022, the subject mortgage was originated on xx. The chain of assignments has been completed. Currently, the assignment is with xx, its successors and assigns. No active judgments or liens have been found. Annual taxes of 2021 have been paid in the amount of $135.75 on 12/xx/2021. No prior year delinquent taxes have been found.	According to the payment history as of 6/xx/2022, the borrower is currently delinquent for 14 months and the next due date for payment is 3/xx/2021.The last payment was received on 2/xx/2021 in the amount of $764.67 which was applied for due date 2/xx/2021. The current P&I is in the amount of $735.89 and current PITI is in the amount of $764.67 with an interest rate of 3.875%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the loan is in collection.

According to the payment history as of 6/xx/2022, the borrower is currently delinquent for 14 months and the next due date for payment is 3/xx/2021.The last payment was received on 2/xx/2021 in the amount of $764.67 which was applied for due date 2/xx/2021. The current P&I is in the amount of $735.89 and current PITI is in the amount of $764.67 with an interest rate of 3.875%. The current UPB reflected as per the payment history is in the amount of $xx.

The subject property is owner occupied. As per the inspection report dated 07/xx/2021 which was located at xx , the subject property is damage in the amount of $2.00. No more details have been found regarding damage and repairs.

As per comment dated 5/xx/2022, the reason for default is borrower’s income impacted by covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on 5/xx/2022. As per the modified term, the new principal balance is xx. The borrower promises to pay $332.05 monthly with a modified interest rate of 3.875% beginning from 5/xx/2022 with a maturity date of 4/xx/2062. The modification does not have a balloon provision.	Affiliated Business Disclosure Credit Application Origination Appraisal	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $0.00 |---| |----| Comment: Changes as per document. Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: Changes as per document.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Changes as per document.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Changes as per document.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx  Variance: -xx  Variance %: -xx   Comment: Changes as per document.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Changes as per document.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000010MMM   Tape Value: 39999999999963CCCCCCCCCC   Variance:    Variance %:    Comment: Changes as per document.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMM010000000000000000000   Tape Value: CCCCCCCCC636999999999993   Variance:    Variance %:    Comment: Changes as per document.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Unavailable Tape Value: Cash Out - Other Variance: Variance %: Comment: Changes as per document. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan files."
* ComplianceEase TILA Test Failed (Lvl 2)     "Finance charge disclosed on Final TIL as $xx. Calculated finance charge is $xx for an under disclosed amount of -$157.24.  Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing.

This loan failed the TILA foreclosure rescission finance charge test."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$1,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
58501387	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,404.18	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	12.220%	360	xx	xx	HELOC	Fixed	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	08/xx/2015	$65,173.42	Not Applicable	8.444%	$461.92	09/xx/2015	Financial Hardship	According to the updated title report dated 08/xx/2022, the subject mortgage was originated on xx.

The chain of assignment has been completed. The last assignment is made with xx.

There is a civil judgment against the borrower in the favor of xx.

There is an IRS lien against the borrower in the favor of xx.

County annual installment taxes for 2022 are due in the amount of $xx on 01/xx/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of 06/xx/2022, the borrower is delinquent for 1 month with the loan. The last payment was received on 05/xx/2022 which was applied to 04/xx/2022. The next due date for payment is 05/xx/2022. The borrower pays the P&I in the amount of $461.92 and PITI in the amount of $595.99. The current UPB reflected is in the amount of $xx.	Collections Comments:As per the review of collection comments, the current status of the loan is in collections. According to the payment history as of 06/xx/2022, the borrower is delinquent for 1 month with the loan. The next due date for payment is 05/xx/2022. The current UPB reflected is in the amount of $xx. The collection comment dated 04/xx/2020 states the borrower’s income was impacted by the covid-19 pandemic. The servicer provided FB plans which ran and were extended several times from 06/xx/2020 to 12/xx/2020. The BPO report xx dated 07/xx/2022 states the subject property is owner-occupied and is in average condition with no repairs noted.

Update:
As per the comment dated 1/xx/2023, the repayment plan was approved for 6 months which was stated in Feb 2023.
As per the comment dated 1/xx/2023, the subject property is owner-occupied.
The collection comments are available from 11/xx/2022 to 7/xx/2024. The collection comments are missing from 8/xx/2022 to 10/xx/2022.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between borrower and lender on 08/xx/2015. As per the modified terms, the new principal balance is xx. The borrower promises to pay $290.65 monthly with a modified interest rate of 4.444% beginning from 09/xx/2015 with a maturity date of 08/xx/2055. The modification agreement has 8-step amortization from interest rate of 4.444% to 11.444%.	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer	Field: Current Legal Status Loan Value: Collections, < 60 Days Tape Value: Collections |---| |----| Comment: As per the review of collection comments, the current status of the loan is in collections. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $2343.01   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 8/xx/2015   Tape Value: 2/xx/2021   Variance: -2024 (Days)   Variance %:    Comment: Doc date of last mod is 08/xx/2015.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest calc type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan Amortization type is Step.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 9/xx/2015   Tape Value: 9/xx/2022   Variance: -2557 (Days)   Variance %:    Comment: Mod step 1 date is 9/xx/2015.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 4.444%   Tape Value: 9.444%   Variance: -5.000%   Variance %: -5.00000%   Comment: Mod step 1 rate is 4.444%.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 9/xx/2018   Tape Value: 9/xx/2023   Variance: -1826 (Days)   Variance %:    Comment: Mod step 2 date is 9/xx/2018.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 5.444%   Tape Value: 10.444%   Variance: -5.000%   Variance %: -5.00000%   Comment: Mod step 2 rate is 5.444%.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: 9/xx/2019   Tape Value: 9/xx/2024   Variance: -1827 (Days)   Variance %:    Comment: Mod step 3 date is 9/xx/2019.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: 6.444%   Tape Value: 11.444%   Variance: -5.000%   Variance %: -5.00000%   Comment: Mod step 3 rate is 6.444%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000001012444444321   Tape Value: 333CCCCCCCCCCCCCC3996996   Variance:    Variance %:    Comment: PH string is 44321440000000000000001121.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 123444444210100000000000   Tape Value: 6996993CCCCCCCCCCCC3C333   Variance:    Variance %:    Comment: PH string reversed is 44321440000000000000001121.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Change in Rate/Term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Loan application is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
52686665	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$294.97	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$573.30	8.869%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	12/xx/2019	$49,856.02	Not Applicable	2.004%	$217.62	12/xx/2019	Financial Hardship	As per the review of the updated title report dated 8/xx/2022, the subject mortgage was originated on xx. The chain of assignment with the xx. No active liens and judgments against the borrower/property. Annual county taxes of 2022 have been due in the amount of $294.97 on 10/xx/2022. Annual county taxes of 2021 have been paid in the amount of $292.88 on 09/xx/2021. No prior year delinquent taxes have been found.	According to the payment history as of 6/xx/2022, the borrower is delinquent for 30 days. The last payment was received on 6/xx/2022 which was applied to 4/xx/2022. The next due date for payment is 5/xx/2022. The P&I is in the amount of $217.62 and PITI is in the amount of $262.11. The UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The loan is currently in collections. According to the payment history as of 6/xx/2022, the borrower is delinquent for 30 days. The last payment was received on 6/xx/2022 which was applied to 4/xx/2022. The next due date for payment is 5/xx/2022. The P&I is in the amount of $217.62 and PITI is in the amount of $262.11. The UPB reflected as per the payment history is in the amount of $xx.
As per the comment dated 12/xx/2021, the reason for default is curtailment of income. However, the borrower also stated that there is no Covid-19 impact.
As per the BPO report dated 7/xx/2022 and located at xx, the subject property is owner-occupied.

Update:
As per the comment dated 1/xx/2023, the verbal dispute has been identified in which the borrower disputed for balance owed of loan. Further details not available.
As per the comment dated 1/xx/2023 the borrower’s income was impacted by covid-19. FB plans was provided for 6 months which was started on 9/xx/2022.
As per the comment dated 5/xx/2024, the roof of subject property has damaged due to storm and total covered loss of xx less $xx depreciation based on the age and condition of materials, less deductible of $xx, so net claim is xx . The comment dated 5/xx/2024 states that the loss draft disbursement has been approved in the amount of xx .

The collection comments are available from 11/xx/2022 to 7/xx/2024. The collection comments are missing from 8/xx/2022 to 10/xx/2022.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on 12/xx/2019 with the new principal balance of xx and the borrower has promised to pay the new P&I $217.62 with the interest rate steps up in 6 steps beginning with 2.004% and ending at 7.004%. The modification first payment was due on 12/xx/2019. The maturity date is 12/xx/2043. The interest bearing amount is $xx.	Credit Application Origination Appraisal	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $0.00 |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: 12/xx/2019   Tape Value: 12/xx/2019   Variance: -24 (Days)   Variance %:    Comment: 12/xx/2019.   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: 5/xx/2005   Tape Value: 5/xx/2005   Variance: -1 (Days)   Variance %:    Comment: 5/xx/2005.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance:xx   Variance %: xx   Comment: xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx  Variance: -xx   Variance %: -xx  Comment: xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000001000044444444444   Tape Value: 6366636666363C663CCCC333   Variance:    Variance %:    Comment: 212122212222122221222212.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444440000100000000   Tape Value: 333CCCC363C3636666366636   Variance:    Variance %:    Comment: 212122212222122221222212.   Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Final application is missing from the loan files, However values are consider from credit application located at "xx * Missing Appraisal (Lvl 2) "Appraisal is missing from the loan files."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$1,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
9068628	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$12,780.00	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,918.45	12.990%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 8/xx/2022, the subject mortgage was originated on xx.
The chain of assignments has been completed. Currently, the assignment is xx. Its successors and assigns.
There are four state tax liens against the borrower in the total amount of $xx which was recorded on different dates in the favor of “xx".
There is an active prior mortgage against the subject property with the amount of xx, in favor of “xx".
1st combined taxes of 2021/2022 have been paid in the amount of $xx on 1/xx/2022.
2nd combined taxes of 2021/2022 have been paid in the amount of $xx on 5/xx/2022.
No prior year delinquent taxes have been found.
According to the payment history as of 6/xx/2022, the borrower is currently delinquent for 2 months and the next due date for payment is 4/xx/2022. The last payment was received on 3/xx/2022 in the amount of $xx which was applied for due date 3/xx/2022. The current P&I is in the amount of $xx and current PITI is in the amount of $xx with an interest rate of 9.125%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the loan is in collection.

According to the payment history as of 6/xx/2022, the borrower is currently delinquent for 2 months and the next due date for payment is 4/xx/2022. The last payment was received on 3/xx/2022 in the amount of $xx which was applied for due date 3/xx/2022. The current P&I is in the amount of $xx and current PITI is in the amount of $xx with an interest rate of 9.125%. The current UPB reflected as per the payment history is in the amount of $xx.

There is no evidence regarding the bankruptcy and foreclosure in the loan file.

Further details not provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $0.00 |---| |----| Comment: Change. Tape Source: Initial Tape Type:
Field: First Rate Change Date   Loan Value: 5/xx/2006   Tape Value: 6/xx/2006   Variance: -31 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: Change.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Change.   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: 15.990%   Tape Value: 6.000%   Variance: 9.990%   Variance %: 9.99000%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Change.   Tape Source: Initial   Tape Type:
Field: Next Rate Change Date   Loan Value: 11/xx/2022   Tape Value: 6/xx/2022   Variance: 153 (Days)   Variance %:    Comment: Change.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx  Comment: Change.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 111100M0010132101011MMMM   Tape Value: 3CCCCC3CCCCCC3CCCCCCCCCC   Variance:    Variance %:    Comment: Change.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMM1101012310100M001111   Tape Value: CCCCCCCCCC3CCCCCC3CCCCC3   Variance:    Variance %:    Comment: Change.   Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Refinance Per Application Loan Value: Change in Rate/Term Tape Value: Cash Out - Other Variance: Variance %: Comment: Change. Tape Source: Initial Tape Type:	1: Acceptable					Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$25,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
61207629	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	Second	$0.00	$1,377.36	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$390.60	11.610%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 08/xx/2022 shows that the subject mortgage was originated on xx.

The chain of assignment has been completed. The last assignment is with xx.

Active mortgages, liens and judgments found against the borrower and property is as follows:

1. The updated title report dated 08/xx/2022 shows that there is active prior mortgage against the subject property in the favor of xx .

2. There is a state tax lien active against borrower in the favor of “xx”, which was recorded on 07/xx/2022 in the amount of $xx.

There are no prior year real estate delinquent taxes.
According to the payment history as of 06/xx/2022, the borrower is delinquent for 11 months. The last payment was received on 05/xx/2022, which was applied for the due date of 06/xx/2021 and the next due date for payment is 07/xx/2021. The P&I is in the amount of $357.98 and PITI is in the amount of $357.98. The UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The current status of the loan is bankruptcy.
According to the payment history as of 06/xx/2022, the borrower is delinquent for 11 months. The last payment was received on 05/xx/2022, which was applied for the due date of 06/xx/2021 and the next due date for payment is 07/xx/2021. The P&I is in the amount of $357.98 and PITI is in the amount of $357.98. The UPB reflected as per the payment history is in the amount of $xx.
Collection comment does not state RFD.
As per comment dated 9/xx/2020, the servicer offered covid-19 FB plans that ran from 1/xx/2021 and were extended till 6/xx/2021.
No evidence has been found regarding  foreclosure.
No evidence of damage or repairs has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower “xx” had filed for bankruptcy under chapter-13 with the case# xx.The POC was filed on 04/xx/2020, the POC amount is xx and the arrearage amount is $xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx; however, the unsecured portion is $00.00. There is no comment indicating a cram down. The plan was confirmed on 8/xx/2020.	Not Applicable	Affiliated Business Disclosure Credit Application	Field: Current Legal Status Loan Value: Bankruptcy-Delinquent Tape Value: Bankruptcy |---| |----| Comment: updated as per review. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $711.61   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx0   Variance: xx   Variance %: xx   Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value:xx   Variance: xx   Variance %: xx   Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000011111112222444424444   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 444424444222211111110000 Tape Value: 999999999999999999999999 Variance: Variance %: Comment: updated as per review. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Application document is missing from loan files."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business document is missing from loan files."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
63153029	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$278.00	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$882.81	11.184%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	06/xx/2013	$93,022.64	$3,642.11	7.000%	$571.01	07/xx/2013	Financial Hardship	The review of the updated title report dated 08/xx/2022 shows that the subject mortgage was originated on xx.

The chain of assignment has been completed. The last assignment is with xx.

There are two credit card judgments active against borrower in the favor of which was recorded on different dates total in the amount of $xx

There are no prior year real estate delinquent taxes.
According to the payment history as of 06/xx/2022, the borrower is delinquent for 2 months. The last payment was received on 04/xx/2022, which was applied for the due date of 03/xx/2022 and the next due date for payment is 04/xx/2022. The P&I is in the amount of $571.36 and PITI is in the amount of $635.95. The UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The current status of the loan is collection.
According to the payment history as of 06/xx/2022, the borrower is delinquent for 2 months. The last payment was received on 04/xx/2022, which was applied for the due date of 03/xx/2022 and the next due date for payment is 04/xx/2022. The P&I is in the amount of $571.36 and PITI is in the amount of $635.95. The UPB reflected as per the payment history is in the amount of $xx.
As per comment dated 05/xx/2022, the RFD is curtailment of income
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence of damage or repairs has been found

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on 06/xx/2013. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 7.000% and the borrower promises to pay P&I in the amount of $571.01 beginning from 07/xx/2013. The deferred balance amount is $xx and interest bearing is $xx. The maturity date as per loan modification agreement is 06/xx/2048.	Credit Application Notice of Servicing Transfer	Field: Deferred Balance Amount Loan Value: $3642.11 Tape Value: $5596.15 |---| $-1954.04 |----| -34.91757% Comment: updated as per review. Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx  Variance: xx   Variance %: xx   Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000000000104444444MMMM   Tape Value: 3CCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMM44444440100000000000   Tape Value: CCCCCCCCCCCCCCCCCCCCCCC3   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Refinance Per Application Loan Value: Not Applicable Tape Value: Cash Out - Other Variance: Variance %: Comment: updated as per review. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Final application is missing in the loan file." * Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer is missing in the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
78450845	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$171.43	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$312.86	11.500%	181	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated 09/xx/2022, the subject mortgage was originated on xx.

The chain of assignments has been completed. Currently, the assignment is with xx.

No active judgments or liens have been found.

Annual county taxes of 2021 have been paid in the amount of $ 171.43 on 05/xx/2022.

No prior year delinquent taxes have been found.	According to payment history as of 6/xx/2022, the borrower is currently delinquent for 20 months and the next due date for payment is 10/xx/2020. The last payment was received on 10/xx/2020 in the amount of $222.69 which was applied for due date 9/xx/2020. The current P&I is in the amount of $199.87 and current PITI is in the amount of $222.69 with an interest rate of 7.750%.The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the loan is in collection.

According to payment history as of 6/xx/2022, the borrower is currently delinquent for 20 months and the next due date for payment is 10/xx/2020. The last payment was received on 10/xx/2020 in the amount of  $222.69 which was applied for due date 9/xx/2020. The current P&I is in the amount of $199.87 and current PITI is in the amount of $222.69 with an interest rate of 7.750%.The current UPB reflected as per the payment history is in the amount of  $xx.

The subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

As per comment dated 6/xx/2021, the borrower’s income is impacted by covid-19. The servicer provided an FB which ran and extended several times from 11/xx/2020.

The borrower xx  on 08/xx/2018 (case # xx ) under chapter 7. The borrower has been discharged on 11/xx/2018 and terminated on 11/xx/2018, the case has been closed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx on 08/xx/2018 (case # xx) under chapter 7. The borrower has been discharged on 11/xx/2018 and terminated on 11/xx/2018, the case has been closed.	This is a conventional fixed rate mortgage with P&I of $312.86 with the rate of interest 11.500% and a maturity date of the loan is 6/xx/2019. As per latest payment history as of 6/xx/2022, P & I is $222.69 and rate of interest is 7.750%. However, there is a reduction in P&I and rate of interest with respect to original Note data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.	Origination Appraisal	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Changes as per document. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Unavailable   Tape Value: $579.06   Variance:    Variance %:    Comment: Changes as per document.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: 11/xx/2004   Variance:    Variance %:    Comment: Changes as per document.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: Changes as per document.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Changes as per document.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: Changes as per document.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment: Changes as per document.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value:xx   Tape Value: xx Variance: xx   Variance %: -xx  Comment: Changes as per document.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: 5xx   Variance: xx   Variance %: xx   Comment: Changes as per document.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx Tape Value: xx  Variance: xx   Variance %: xx   Comment: Changes as per document.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000110044444444444444   Tape Value: 9999999999999999963CCCCC   Variance:    Variance %:    Comment: Changes as per document.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444440011000000   Tape Value: CCCCC3699999999999999999   Variance:    Variance %:    Comment: Changes as per document.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Lower rate or term   Tape Value: No Cash-Out   Variance:    Variance %:    Comment: Changes as per document.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: Unavailable Tape Value: 1/xx/2031 Variance: Variance %: Comment: Changes as per document. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "Appraisal is missing from loan documents." * ROR not hand dated by borrower(s) (Lvl 2) "ROR not hand dated by borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
1023336	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,210.97	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$740.91	6.250%	360	xx	xx	Conventional	ARM	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	05/xx/2020	$88,827.05	Not Applicable	3.020%	$410.43	05/xx/2020	Financial Hardship	According to the updated title report dated 8/xx/2022, the subject mortgage was originated on xx.
The chain of assignments has been completed. Currently, the assignment is xx. Its successors and assigns.
There is one junior mortgage available in the updated title report with the amount of $xx in favor of “xx”.
There is one judgment against borrower in the amount of $xx which was recorded on 6/xx/2022 in the favor of xx.
Annual combined taxes of 2022 have been due in the amount of $xx on 1/xx/2023.

Annual combined taxes of 2021 have been paid in the amount of $xx on 8/xx/2021.
No prior year delinquent taxes have been found.

According to the payment history as of 6/xx/2022, the borrower is currently delinquent for 25 months and the next due date for payment is 5/xx/2020. The last payment received and amount is not available. The last payment was applied for due date 4/xx/2020. The current P&I is in the amount of $388.08 and current PITI is in the amount of $562.48 with an interest rate of 3.020%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the loan is in collection.

According to the payment history as of 6/xx/2022, the borrower is currently delinquent for 25 months and the next due date for payment is 5/xx/2020. The last payment received and amount is not available. The last payment was applied for due date 4/xx/2020. The current P&I is in the amount of $388.08 and current PITI is in the amount of $562.48 with an interest rate of 3.020%. The current UPB reflected as per the payment history is in the amount of $xx.

As per comment dated 4/xx/2020, the borrower’s income is impacted by covid-19.
There is no evidence regarding the bankruptcy and foreclosure in the loan file.

Further details not provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on 5/xx/2020. As per the modified term, the new principal balance is xx. The borrower promises to pay $410.43 monthly with a modified interest rate of 3.020% beginning from 5/xx/2020 with a maturity date of 5/xx/2046. The modification does not have a balloon provision.	Affiliated Business Disclosure
ARM Rider
Credit Application
HUD-1 Closing Statement
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Current Legal Status Loan Value: Collections Tape Value: Collections, >= 120 Days |---| |----| Comment: Change Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 5/xx/2020   Tape Value: 5/xx/2020   Variance: -24 (Days)   Variance %:    Comment: 05/xx/2020   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: 360/360   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Step   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000004444444444444444321   Tape Value: 999999999999999999999996   Variance:    Variance %:    Comment: 444444444444444444444444   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 123444444444444444400000   Tape Value: 699999999999999999999999   Variance:    Variance %:    Comment: 444444444444444444444444   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Unavailable Tape Value: No Cash-Out Variance: Variance %: Comment: Unavailable Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 settlement statement is missing from the loan file. However, itemization of fees is available in the loan file located at xx.	* Application Missing (Lvl 2) "The final 1003 application is missing from the loan documents."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA finance charge test due to calculated finance charge of $xx exceeds disclosed finance charge of $xx over by $xx.

Loan failed TILA foreclosure rescission due to finance charge test due to calculated finance charge of $xx exceeds disclosed finance charge of $xx over by $xx.

Loan failed TILA APR test due to APR calculated 6.350% exceeds APR disclosed of 5.636% over by -0.714%."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The amortization type is ARM. Loan program disclosure is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in North Carolina. The following state disclosures are missing in the loan file;
1.Amortization Schedule Disclosure
2.Credit Property Insurance Disclosure
3.Fee Agreement
4.Priority of Security Instrument Disclosure
5.Attorney Selection Disclosure"
* Mortgage - Missing required ARM Rider (Lvl 2)     "As per note, the loan type is ARM, however rider is missing from the loan file."
* Note has LIBOR Index with Replacement Clause (Lvl 2)     "Note states, if the Index is no longer available, the note holder will choose a new index that is based upon comparable information. The note holder will give notice of this choice."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan documents."
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine operative index value from available loan document."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "The right of rescission document is missing from the loan files."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
89355460	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,931.00	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$426.23	5.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 8/xx/2022, the subject mortgage was originated on xx.

The chain of assignments has been completed. Currently, the assignment xx. Its successors and assigns.

No active judgments or liens have been found.

Annual combined taxes of 2022 have been paid in the amount of $xx on 02/xx/2022.

Annual school taxes of 2021 have been paid in the amount of $xx on 10/xx/2021.

No prior year delinquent taxes have been found.	According to the payment history as of 06/xx/2022, the borrower is currently delinquent for 01 month and the next due date for payment is 05/xx/2022. The last payment was received on 04/xx/2022 in the amount of $752.44 which was applied for due date 04/xx/2022. The current P&I is in the amount of $426.23 and current PITI is in the amount of $752.44 with an interest rate of 5.625% The current UPB reflected as per the payment history is in the amount is $xx.	Collections Comments:According to servicing comments, the loan is in collection.

According to the payment history as of 06/xx/2022, the borrower is currently delinquent for 01 month and the next due date for payment is 05/xx/2022. The last payment was received on 04/xx/2022 in the amount of $752.44 which was applied for due date 04/xx/2022. The current P&I is in the amount of $426.23 and current PITI is in the amount of $752.44 with an interest rate of 5.625% The current UPB reflected as per the payment history is in the amount is $xx.

There is no evidence regarding the foreclosure in the loan file. The borrower’s willingness to pay is good and servicing rating meets expectation.

According to the PACER, the borrower “xx " filed the bankruptcy under chapter 7 with case# xx on 04/xx/2015. The bankruptcy plan was discharged on 07/xx/2015 and terminated on 08/xx/2015. Bankruptcy case is closed.

The subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

Further details not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower “xx " filed the bankruptcy under chapter 7 with case# xx on 04/xx/2015. The bankruptcy plan was discharged on 07/xx/2015 and terminated on 08/xx/2015. Bankruptcy case is closed.	Not Applicable	Affiliated Business Disclosure Notice of Servicing Transfer	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Changed. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0022232222222221222321MM   Tape Value: 3CCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MM1232221222222222322200   Tape Value: CCCCCCCCCCCCCCCCCCCCCCC3   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Changed. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "CE is moderate due to failure of TILA finance charge test and Late Fees Test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.
Borrower charged 5.00% State allowed 2.00% Variance 3.00%."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.38(o)(2) )
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing."		Moderate	Not Covered	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
26987853	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$521.62	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,205.67	10.300%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 08/xx/2022 shows that the subject mortgage was originated on xx.
The chain of assignments has been completed. The mortgage is currently assigned to "xx", which was recorded on 06/xx/2017.
There is UCC lien found in favor of “xx” in the amount of $0.00 which was recorded on 08/xx/2021.
The 2021 county annual taxes have been paid in the amount of $521.62 on 05/xx/2022.
No prior year’s delinquent taxes have been found.	According to the payment history as of 06/xx/2022, the borrower has been delinquent for 4 months and the next due date for the regular payment is 02/xx/2022. The last payment was received on 05/xx/2022 in the amount of $812.56 (PITI) which was applied for the due date of 01/xx/2022. The monthly P&I is in the amount of $812.56 with an interest rate of 6.996%. The current UPB is reflected in tape for the amount of $xx.	Collections Comments:The current status of the loan is in bankruptcy. According to the payment history as of 06/xx/2022, the borrower has been delinquent for 4 months and the next due date for the regular payment is 02/xx/2022. The last payment was received on 05/xx/2022 in the amount of $812.56 (PITI) which was applied for the due date of 01/xx/2022. The monthly P&I is in the amount of $812.56 with an interest rate of 6.996%. The current UPB is reflected in tape for the amount of $xx.
The reason for default is unable to be determined. According to the PACER, the borrower "xx" had filed the bankruptcy under chapter 13 with case# xx on 11/xx/2018.The date of last filing bankruptcy is 07/xx/2022 and bankruptcy is still active. No evidences have been found regarding the current/prior foreclosure proceedings. As per comment dated 05/xx/2022, borrower is on active forbearance plan. Recent servicing comments do not reflect any damage pertaining to the subject property. The occupancy of the subject property is unable to be determined.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower "xx" had filed the bankruptcy under chapter 13 with case#xx on 11/xx/2018. As per voluntary petition schedule D (xx) shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx. Hence, the unsecured portion is $xx. There is no comment indicating a cram down. The POC (xx) was filed by the creditor "xx" on 01/xx/2019 for the secured claim amount of $xx and the amount of arrearage is $812.56. The approved chapter 13 (xx) plan was filed on 11/xx/2018, and confirmed on 03/xx/2019. The borrower shall pay monthly mortgage payment in the amount of $260.00 for 36 months to the trustee under the chapter 13 plan. The date of last filing bankruptcy is 07/xx/2022 and bankruptcy is still active.	Not Applicable	Credit Application	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $1401.83 |---| |----| Comment: Not Applicable Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: 11/xx/2009   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: 360/360   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx    Tape Value: xx    Variance: xx  Variance %: -xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 103.669%   Tape Value: xx   Variance: -xx   Variance %: -xx  Comment: 103.669%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx  Variance: -xx   Variance %: -xx  Comment: 103.669%   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 10.30000%   Tape Value: 10.30900%   Variance: -0.00900%   Variance %: -0.00900%   Comment: 10.300%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0111443222121111113M321M   Tape Value: 996966666696666666666666   Variance:    Variance %:    Comment: 44M2M434333M334333333333   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: M123M3111111212223441110   Tape Value: 666666666666696666669699   Variance:    Variance %:    Comment: 333333333433M333434M2M44   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 9/xx/2027 Tape Value: 9/xx/2037 Variance: -3653 (Days) Variance %: Comment: 9/xx/2027 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final 1003 application is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "The right of rescission is not hand-dated by the borrower; the date is printed on the right of rescission document."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
80708209	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,955.30	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,223.55	6.500%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	651	Not Applicable	34.943%	First	Final policy	Not Applicable	Not Applicable	06/xx/2022	$542,258.00	Not Applicable	2.992%	$1,938.70	06/xx/2022	Financial Hardship	According to the updated title report dated 8/xx/2022, the subject mortgage was originated on xx.
The chain of assignment has been completed. Currently, the assignment is with the xx.
There is a junior mortgage was originated on 5/xx/2019 and recorded on 5/xx/2019 with the lender “xx” for the amount of $xx.
There is an IRS lien against the borrower in favor of xx.
There is a civil judgment against the borrower in favor of xx.
Combined annual taxes for the year of 2022 are due in the amount of $xx on 1/xx/2023.
Combined annual taxes for the year of 2021 have been paid in the amount of $xx on 11/xx/2021.
No prior year delinquent taxes have been found.
According to latest payment history as of 6/xx/2022, the borrower is currently delinquent for 6 months and the next due date is 12/xx/2021. The last payment was received on 11/xx/2021 in the amount of $xx which was applied for the due date 11/xx/2021. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $xx and the interest rate is 3.125%.	Collections Comments:The loan is currently in the collection and the next due date is 12/xx/2021. The last payment was received on 11/xx/2021 in the amount of $xx which was applied for the due date 11/xx/2021. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $xx and the interest rate is 3.125%. The loan has been modified. The borrower did not file bankruptcy. The foreclosure was not initiated. As per the comment dated 4/xx/2021, the borrower was impacted by covid-19. FB plans ran and were extended several times from 6/xx/2020 and last FB plan was provided on 3/xx/2022. As per the BPO dated 6/xx/2021, the subject property is owner occupied. As per the comment dated 12/xx/2021, the subject property is affected by natural disaster. No comment pertaining to the damage on the subject property has been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made on 6/xx/2022 between the borrower “xx” and lender “xx ”. As per the modified terms, the new principal balance is xx . The forgiven amount is $12.06. There are 5 steps of modification. The borrower has promised to pay the amount of $xx with the interest rate of 2.992% beginning on 6/xx/2022 till maturity date of 5/xx/2062. However, the modification agreement was not signed by the lender.	Missing or error on the Rate Lock	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $0.00 |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: 6/xx/2022   Tape Value: 7/xx/2021   Variance: 311 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 121000444444044444444321   Tape Value: 999963CCCCCC999999999996   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 123444444440444444000121   Tape Value: 699999999999CCCCCC399999   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 5/xx/2062 Tape Value: 6/xx/2061 Variance: 334 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 07/xx/2016 reflects Appraisal Fee at $475.00. However, CD dated 08/xx/2016 reflects Appraisal fee at $600.00. This is an increase in fee of $125.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Reimbursement Amount Validation Test failed and Consummation or Reimbursement Date Validation Test failed."
* ComplianceEase HOEPA Test Incomplete (Lvl 2)     "Loan failed NC rate spread home loan test due to APR calculated 6.159% exceeds APR threshold of 4.560% over by +1.599% HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 6.159% exceeds APR threshold of 4.560% over by +1.599%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Higher Price Mortgage Loan (Lvl 2) "Loan failed Higher-Priced Mortgage Loan Test due to APR calculated 6.159% exceeds APR threshold of 5.560% over By +0.599%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Moderate	Not Tested	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
65200620	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$777.06	$743.07	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$713.34	12.920%	347	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 08/xx/2022, the subject mortgage was originated on xx."

The chain of assignments is completed as the subject mortgage is still with the lender “xx”.

No active judgments/liens have been found in the updated title report against the borrower/subject property.

1st installment of county taxes for 2021 has been paid in full in the amount of $326.37 on 04/xx/2021.
1st installment of county taxes for 2022 and 2nd installment of 2021 are delinquent in the total amount of $777.06 with good through date of 08/xx/2022.

2nd installment of county taxes for 2022 is due in the amount of $371.49 on 10/xx/2022.	According to payment history as of 6/xx/2022, the borrower is currently delinquent for 02 months and the next due date for payment is 04/xx/2022. The last payment was received on 04/xx/2022 in the amount of $411.19 which was applied for due date 03/xx/2022. The current P&I is in the amount of $400.00 and current PITI is in the amount of $407.11 with an interest rate of 6.768%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The loan is in collections.
According to payment history as of 6/xx/2022, the borrower is currently delinquent for 02 months and the next due date for payment is 04/xx/2022. The last payment was received on 04/xx/2022 in the amount of  $411.19 which was applied for due date 03/xx/2022. The current P&I is in the amount of $400.00 and current PITI is in the amount of $407.11 with an interest rate of 6.768%. The current UPB reflected as per the payment history is in the amount of  $xx.
As per servicing comment unable to determine the reason for default.
No foreclosure and bankruptcy activity have been found.
As per BPO report dated 07/xx/2022 and located at (xx), there are no damages have been found regarding the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application HUD-1 Closing Statement Origination Appraisal Right of Rescission	Field: Borrower #2 Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $1316.72   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: 2/xx/2001   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx    Variance: $0.04   Variance %: 0.00006%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: -xx  Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 12.92000%   Tape Value: 12.93000%   Variance: -0.01000%   Variance %: -0.01000%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000100100000000000MMMM   Tape Value: 3CCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMM00000000000100100000   Tape Value: CCCCCCCCCCCCCCCCCCCCCCC3   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Unavailable Tape Value: Cash Out - Other Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed. An Appraisal Report at the origination is missing from the loan file. As per the Inspection report located at "xx" the subject property type is manufactured home. The final title policy is available in the loan file that doesn’t have ALTA-7 for manufactured home. However, the Affidavit of Affixation is not available in the loan file. Also, the VIN# is not available in the legal description of the recorded mortgage."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and itemization of amount financed are missing in the loan file."	* Application Missing (Lvl 2) "Final application is missing from loan files."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from loan files."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
76548157	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$447.95	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$785.96	10.141%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 08/xx/2022, the subject mortgage was originated on xx

The chain of assignment is complete. The last assignment is with xx

No active judgments or liens have been found against the borrower/subject property.

No delinquent taxes have been found for the prior year.	Review of payment history as of 6/xx/2022 shows that the borrower is 1 month delinquent with the loan. The next due date is 5/xx/2022. The last payment was received on 5/xx/2022 in the amount of $785.96 with interest rate 10.141 % which was applied for the due date 4/xx/2022. The current UPB as of the date is $xx.	Collections Comments:The current status of the loan is collection.
Review of payment history as of 6/xx/2022 shows that the borrower is 1 month delinquent with the loan. The next due date is 5/xx/2022. The last payment was received on 5/xx/2022 in the amount of $785.96 with interest rate 10.141 % which was applied for the due date 4/xx/2022. The current UPB as of the date is $xx.
No foreclosure and bankruptcy evidence has been found.
No RFD has been found.
As per exterior property inspection report dated 7/xx/2022 located at “xx, the subject property appears to be owner occupied with average condition & no repairs noted.

Updated: No any additional information found in recent collection comments.

CC available from 11/xx/2022 to 07/xx/2024 and missing from 08/xx/2022 to 10/xx/2022.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Mortgage Insurance	Field: Current Legal Status Loan Value: Collections, < 60 Days Tape Value: Collections |---| |----| Comment: As per the review of collection comments, the current status of the loan is performing. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 365/365   Variance:    Variance %:    Comment: interest calc type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)  xx
Field: Original CLTV Ratio Percent   Lxx
Field: Original Standard LTV (OLTV)   xx
Field: Payment History String   Loan Value: 000000000000000000121MMM   Tape Value: 333333333CC3CCCCCCCCCCCC   Variance:    Variance %:    Comment: PH string is 01111111111111111111111111.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: MMM121000000000000000000 Tape Value: CCCCCCCCCCCC3CC333333333 Variance: Variance %: Comment: PH string reversed is 11111111111111111111111110. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final loan application is missing from the loan files."
* LTV or CLTV exceeds 104% (Lvl 2)     "As per appraisal report at origination, the appraised value is xx
* MI, FHA or MIC missing and required (Lvl 2)     "As per appraisal report at origination, the appraised value is xx
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "An affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
42380043	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$100.00	$432.16	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$685.66	7.936%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 8/xx/2022, the subject mortgage was originated on xx

The chain of assignments has been completed. Currently, the assignment is xx.

There is one real estate lien against the subject property in the amount of $xx which was recorded on 10/xx/2005 in the favor of xx

Annual county taxes of 2021 have been paid in the amount of $427.84 on 2/xx/2022.

Annual county taxes for the year of 2004 are delinquent in the amount $100.00 good through 8/xx/2021.
According to the payment history as of 6/xx/2022, the borrower is currently delinquent for10 months and the next due date for payment is 8/xx/2021. The last payment was received on 8/xx/2021 in the amount of $685.66 which was applied for due date 7/xx/2021. The current P&I is in the amount of $685.66 and current PITI is in the amount of $685.66 with an interest rate of 7.937%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the loan is in collection.

According to the payment history as of 6/xx/2022, the borrower is currently delinquent for10 months and the next due date for payment is 8/xx/2021. The last payment was received on 8/xx/2021 in the amount of $685.66 which was applied for due date 7/xx/2021. The current P&I is in the amount of $685.66 and current PITI is in the amount of $685.66 with an interest rate of 7.937%. The current UPB reflected as per the payment history is in the amount of $xx.

As per comment dated 10/xx/2021, the subject property is owner occupied.

As per comment dated 10/xx/2021, the borrower’s income is impacted by covid-19. The servicer provided an FB which ran and were extended several times from 10/xx/2021 to 12/xx/2021.

There is no evidence regarding the bankruptcy and foreclosure in the loan file. The borrower’s willingness to pay is poor and servicing rating below expectation.

Further details not provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $4246.58 |---| |----| Comment: Change. Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Change.   Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: 12/xx/2021   Tape Value: 8/xx/2021   Variance: 107 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)  xx
Field: Original Stated Rate   Loan Value: 7.93600%   Tape Value: 7.93700%   Variance: -0.00100%   Variance %: -0.00100%   Comment: Change.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 7/xx/2036 Tape Value: Variance: Variance %: Comment: Change. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed. As per appraisal report located at “xx” the subject property is a manufactured home. The ALTA 7 Endorsement is not attached with the final title policy. The legal description attached with the subject mortgage does not show VIN/Serial Number. The affidavit of affixation is not available."	* ComplianceEase TILA Test Failed (Lvl 2) "1. This loan failed the TILA finance charge test. The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100.

																																																																																								2. This loan failed the TILA foreclosure rescission finance charge test. The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $35."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
88791380	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$4,615.61	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$412.29	10.980%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Unavailable	Not Applicable	Not Applicable	01/xx/2019	$62,425.45	Not Applicable	2.000%	$189.04	01/xx/2019	Financial Hardship	The review of the updated title report dated 08/xx/2022 shows that the subject mortgage was originated on xx
 The chain of assignment has been completed.

According to updated title report dated 08/xx/2022, there is one prior civil judgment open against the borrower in the amount of $xx which was recorded on 05/xx/2003 in favor of xx.

There is one civil judgment open against the borrower in the amount of $xx which were recorded on 11/xx/2012 in favor of xx
According to updated title report dated 08/xx/2022, there are 2 state tax liens open against the borrower in the amount of $xx which were recorded on 08/xx/2009 & 10/xx/2017 in favor ofxx

There is one prior mortgage open against the property in the amount of xx
1st town taxes of 2022 are paid off in the amount of $xx on 02/xx/2022.

2nd town taxes of 2022 are paid off in the amount of $727.31 on 05/xx/2022.

3rd town taxes of 2022 are paid off in the amount of $xx on 08/xx/2022.

4th town taxes of 2022 are due in the amount of $xx on 11/xx/2022.

No prior year delinquent taxes have been found in the updated title report.	Review of the payment history dated as of 06/xx/2022 reveals that borrower has been delinquent for 11 months. The last payment was received in the amount of $189.04 on 09/xx/2021 which was applied for the due date of 07/xx/2021. The next due date is 08/xx/2021. Current UPB as of date reflected in the provided payment history is in the amount of $xx and current interest rate as per payment history is 2.000%.	Collections Comments:Currently, the loan is in collections.

Loan modification agreement was made between the borrower and lender on 01/xx/2019. The new modified rate is 2.000% and borrower promises to pay P&I in the amount of $189.04 which was begun on 01/xx/2019. The new principal balance is xx The interest bearing amount is $xx and the maturity date is 12/xx/2058. Reason for modification is financial hardship.

Review of the payment history dated as of 06/xx/2022 reveals that borrower has been delinquent for 11 months. The last payment was received in the amount of $189.04 on 09/xx/2021 which was applied for the due date of 07/xx/2021. The next due date is 08/xx/2021. Current UPB as of date reflected in the provided payment history is in the amount of $xx and current interest rate as per payment history is 2.000%.

As per the latest property inspection report dated 04/xx/2022 located at “xx” the subject property had damage. The estimated damage amount is $3000.00. However, there are no evidences to current status of repairs.

The debtor xx had filed bankruptcy under chapter-13 on 06/xx/2012 with thexx and the plan was confirmed on 09/xx/2012. The debtor was discharged on 05/xx/2017 and terminated on 05/xx/2017.
The plan period shall be a period of 60 months. Debtor shall pay $300.00 monthly for 60 months.
The POC was filed on 08/xx/2013 with the secured claim of $xx with an arrearage of $xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor xxhad filed bankruptcy under chapter-13 on 06/xx/2012 with thexx and the plan was confirmed on 09/xx/2012. The debtor was discharged on 05/xx/2017 and terminated on 05/xx/2017.
The plan period shall be a period of 60 months. Debtor shall pay $300.00 monthly for 60 months.
The POC was filed on 08/xx/2013 with the secured claim of $xx with an arrearage of $xx.	Loan modification agreement was made between the borrower and lender on 01/xx/2019. The new modified rate is 2.000% and borrower promises to pay P&I in the amount of $189.04 which was begun on 01/xx/2019. The new principal balance is $xx. The interest bearing amount is $xx and the maturity date is 12/xx/2058. Reason for modification is financial hardship.	Affiliated Business Disclosure Right of Rescission	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Yes Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 1/xx/2019   Tape Value: 2/xx/2019   Variance: -55 (Days)   Variance %:    Comment: 1/xx/2019   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: 360/360   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Aplicable   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 26.667%   Tape Value: 26.670%   Variance: -0.003%   Variance %: -0.00300%   Comment: Unavailabe   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   xx
Field: Original Standard LTV (OLTV)   Lxx
Field: Payment History String   Loan Value: 000000000021244444444444   Tape Value: 99999999999999999633C63C   Variance:    Variance %:    Comment: 444444MM4444334444M41012   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 444444444442120000000000 Tape Value: C36C33699999999999999999 Variance: Variance %: Comment: 21014M4444334444MM444444 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase State/Local Predatory Test Failed (Lvl 2) "Loan is failing xx
The home loan charges a late payment fee of 10.000%, which is more than the allowed maximum of 5% of the amount of the payment past due."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA Foreclosure Rescission Finance Charge Test due to
Loan Data $xx Comparison Data $xx Variance -$66.37."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "The right of rescission is available in the loan files but it is not signed by the borrower."		Significant	Pass	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$3,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
20997525	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$20.12	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$279.76	10.250%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated 8/xx/2022 shows subject mortgage was originated onxx
The chain of assignment is completed. The loan is currently  with xx

There is one civil judgment open against the borrower in the amount of $887.84 with xx
The annual county taxes of 2022 have been paid off in the total amount of $20.12 on 4/xx/2022.
The annual combined taxes of 2022 are exempt.

As per updated title report, no prior year taxes are delinquent.
The review of updated payment history as of 6/xx/2022, the subject loan is currently delinquent for 9 months and the next due date of payment is 8/xx/2021. The last payment was received on 8/xx/2021 in the amount of $280.00 which applied for 7/xx/2021. The current P&I is $279.76 with an interest rate of 10.250%. The UPB as of the date is mentioned in the updated payment history is in the amount of $xx.	Collections Comments:The loan is in collection.

The review of updated payment history as of 6/xx/2022, the subject loan is currently delinquent for 9 months and the next due date of payment is 8/xx/2021. The last payment was received on 8/xx/2021 in the amount of $280.00 which applied for 7/xx/2021. The current P&I is $279.76 with an interest rate of 10.250%. The UPB as of the date is mentioned in the updated payment history is in the amount of $xx.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found
As per the comment dated 10/xx/2021, the borrower has been impacted by covid-19. FB plans ran and were extended several times from 10/xx/2021.
As per desktop valuation with inspection report dated on 7/xx/2022, the property is owner occupied and is in average condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer	Field: Mod Step Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final loan application is located at xx
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase risk indicator is moderate due to Interest Rate Test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Interest Rate Test: FAIL
Loan Data 10.250% Comparison Data 8.000% Variance +2.250%
This loan failed the interest rate test.
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "An affiliated business disclosure is missing from the loan file."
																																																																																								* Settlement date is different from note date (Lvl 2) "The note date is xx. Hence, the settlement date is not consistent with the note date."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
5718813	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,835.08	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$512.53	9.950%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	01/xx/2022	$50,254.94	Not Applicable	2.875%	$176.30	01/xx/2022	Financial Hardship	Review of updated title report dated 8/xx/2022 shows subject mortgage was originated on xx The chain of assignment is completed. The loan is currently assigned withxx No active judgments or liens found. The county taxes of 2021 have been paid off in the total amount of $xx on 3/xx/2022 and 7/xx/2022 respectively. As per updated title report, no prior year taxes are delinquent.	The review of updated payment history as of 6/xx/2022, the subject loan is currently delinquent for 3 months and the next due date of payment is 3/xx/2022. The last payment was received on 3/xx/2022 in the amount of $430.23 which applied for 2/xx/2022. The current P&I is $176.30 with an interest rate of 2.875%. The UPB as of the date is mentioned in the updated payment history is in the amount of $xx.	Collections Comments:The loan is in collection.

The review of updated payment history as of 6/xx/2022, the subject loan is currently delinquent for 3 months and the next due date of payment is 3/xx/2022. The last payment was received on 3/xx/2022 in the amount of $430.23 which applied for 2/xx/2022. The current P&I is $176.30 with an interest rate of 2.875%. The UPB as of the date is mentioned in the updated payment history is in the amount of $xx.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found
As per the comment dated 8/xx/2020, the borrower has been impacted by covid-19. FB plans ran and were extended several times from 8/xx/2020.

Loan modification agreement was made between borrower and lender on effective date of 1/xx/2022. The borrower had given promise to pay the UPB of $xx with interest rate of 2.875% with P&I of $176.30 with fixed amortized type and it was beginning from first payment date on xx and ends with the maturity date of 12/xx/2061.

As per BPO dated on 7/xx/2022, the subject property is in average condition and no damage/repairs have been found. However, the BPO report on 8/xx/2021 located at “xx” states that the subject property had need to paint and the estimated cost of painting was $1000.00. However, further details are not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between borrower and lender on effective date of 1/xx/2022. The borrower had given promise to pay the UPB of $xx with interest rate of 2.875% with P&I of $176.30 with fixed amortized type and it was beginning from first payment date on xx and ends with the maturity date of 12/xx/2061.	Affiliated Business Disclosure	Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: Cash Out |---| |----| Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "TILA Foreclosure Rescission Finance Charge Test: FAIL $xx $xx -$65.95"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $35."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$1,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7973516	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$2,887.83	$4,539.88	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$553.07	7.750%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	$19,300.00	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Updated title report as of 08/xx/2022 shows that the subject mortgage is at 2nd lien position. Subject loan was originated on 0xx Chain of assignment is complete as the current assignee is xx There is a real estate tax lien in the amount of $xx in favor of "xx which was recorded on 10/xx/2010. There is a junior mortgage in the amount of $xx, in favor oxx There is a junior civil judgment in the amount of $xx in favor xx The 2009 taxes have been delinquent in the amount of $xx with good through 10/xx/2022.	As per payment history dated 06/xx/2022, the loan is currently in delinquency for +3 months and the next due for regular payment is 03/xx/2022. The last regular payment (P&I) has been made on 12/xx/2021 in the amount of $463.17 for the due date of 02/xx/2022. The UPB as of the date is in the amount of $xx.	Collections Comments:The loan is in collection.
As per payment history dated 06/xx/2022, the loan is currently in delinquency for +3 months and the next due for regular payment is 03/xx/2022. The last regular payment (P&I) has been made on 12/xx/2021 in the amount of $463.17 for the due date of 02/xx/2022. The UPB as of the date is in the amount of $xx.
No evidence of post-closing BK has been found.
No evidence of post-closing Foreclosure has been found.
No evidence of borrower’s employment details has been found.
As per comment dated 05/xx/2020, there is a new claim due to wind and rain damage. The total claim amount is $xx. However, it further states that claim amount has been received.
As per comment dated 12/xx/2021 the borrower is experiencing hardship due to Covid-19. No further details have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Subject loan was originated as conventional ARM loan mortgage with P&I of $553.07 with the rate of interest 7.75% and a maturity date of the loan is 04/xx/2037. The P&I as per updated payment history as of the date is $461.61 and rate of interest is 5.905%; however, there is a reduction in P&I and rate of interest with respect to original Note data which seems that there would be a possible loan modification. The tape is also providing the information regarding the latest modification which was made on 02/xx/2022 but an executed copy of such loan modification agreement is missing from the loan file.	Final Truth in Lending Discl. Notice of Servicing Transfer	Field: ARM Index Type Loan Value: Unavailable Tape Value: LIBOR - 6 month WSJ |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Unavailable   Tape Value: $5680.80   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: 2/xx/2022   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Rate Change Date   xxVariance: -30 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: Unavailable   Tape Value: 5/xx/2022   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: ARM   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment   Loan Value: 10.750%   Tape Value: 6.000%   Variance: 4.750%   Variance %: 4.75000%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent  xx
Field: Payment History String   Loan Value: 000000014444444444444444   Tape Value: 9963CC63C63CCCCCCCCC9963   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444444410000000   Tape Value: 3699CCCCCCCCC36C36C63699   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: 4/xx/2037 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase risk indicator is moderate due to-
TILA APR Test failed and GSE Seller Paid Points and Fees Exception Test failed."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA test failed due to
TILA APR Test failed- The annual percentage rate (APR) is 6.433%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$2,166.34	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
62731654	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,742.57	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,209.98	8.390%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	09/xx/2021	$159,434.87	$47,860.46	3.000%	$685.89	09/xx/2021	Financial Hardship	According to the updated title report dated 08/xx/2022, the subject mortgage was originated on xx

The chain of assignment is complete. The last assignment is with xx which was recorded on 07/xx/2022.

No active judgments or liens have been found against the borrower/subject property.

The annual county taxes for year 2021 have been paid in full in the amount of $xx on 4/xx/2022.

No prior year’s delinquent taxes have been found.	According to payment history as of 06/xx/2022, the borrower is currently delinquent for 06 months and the next due date for payment is 12/xx/2021. The last payment was received on 03/xx/2022 in the amount of $685.89 which was applied for due date 11/xx/2021. The current P&I is in the amount of $399.78 and current PITI is in the amount of $685.89 with an interest rate of 3.000%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The subject loan is in collections.
According to payment history as of 06/xx/2022, the borrower is currently delinquent for 06 months and the next due date for payment is 12/xx/2021. The last payment was received on 03/xx/2022 in the amount of $685.89 which was applied for due date 11/xx/2021. The current P&I is in the amount of $399.78 and current PITI is in the amount of $685.89 with an interest rate of 3.000%. The current UPB reflected as per the payment history is in the amount of $xx.
The loan was modified on 09/xx/2021 with new principal balance of $xx. The amount of $xx has been deferred. Borrower promises to pay the new modified P&I of $399.78 with the new fixed interest rate of 3.000% beginning from 9/xx/2021 to the new maturity date of 08/xx/2061.
The collection comment dated 03/xx/2021 states the borrower’s income has been impacted by the covid-19 pandemic.
The BPO report xxdated 03/xx/2022 states the subject property is owner-occupied and is in average condition with no repairs noted.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on 09/xx/2021 with new principal balance of $xx. The amount of $xx has been deferred and new interest bearing amount is $$xx Borrower promises to pay the new modified P&I of $399.78 with the new fixed interest rate of 3.000% beginning from xx to the new maturity date of 08/xx/2061.	Affiliated Business Disclosure HUD-1 Closing Statement	Field: Interest Calculation Type Loan Value: 360/360 Tape Value: In Arrears |---| |----| Comment: Interest calc type is 360/360. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000110321000001000MMMMM   Tape Value: 99999999999999999963CCCC   Variance:    Variance %:    Comment: PH string is 0004444444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMM0001000001230110000   Tape Value: CCCC36999999999999999999   Variance:    Variance %:    Comment: PH string reversed is 0004444444444444444444.   Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 is missing from the loan files. However, the itemization of amount financed is available at “xx	* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "An affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
79486047	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,599.79	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$653.61	5.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 08/xx/2022 shows that the subject mortgage was originated xx

The chain of assignment has been completed. Currently, the assignment is with xxwhich is recorded on 07/xx/2022.

No active judgments/liens have been found in the updated title report against the borrower/subject property.

County taxes of 2021 are paid off in the amount of $xx on 12/xx/2021.

No prior year delinquent taxes have been found in the updated title report.	Review of the payment history dated as of 06/xx/2022 reveals that borrower has been delinquent for 12 months. The last payment was received in the amount of $653.61 on 06/xx/2021 which was applied for the due date of 05/xx/2021. The next due date is 06/xx/2021. Current UPB as of date reflected in the provided payment history is in the amount of $xx and current interest rate as per payment history is 5.750%.	Collections Comments:Currently, the loan is in collections.

Review of the payment history dated as of 06/xx/2022 reveals that borrower has been delinquent for 12 months. The last payment was received in the amount of $653.61 on 06/xx/2021 which was applied for the due date of 05/xx/2021. The next due date is 06/xx/2021. Current UPB as of date reflected in the provided payment history is in the amount of $xx and current interest rate as per payment history is 5.750%.

Collection comment dated 01/xx/2022 states that the property is affected by natural disaster.

Collection comment dated 01/xx/2022 states that the borrower is impacted by Covid-19. No further information has been found.

The debtor xx had filed bankruptcy under chapter-7 on 01/xx/2015 with the xx. The debtor was discharged on 04/xx/2015 and terminated on 05/xx/2015.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor xx had filed bankruptcy under chapter-7 on 01/xx/2015 with the xx. The debtor was discharged on 04/xx/2015 and terminated on 05/xx/2015.	Not Applicable	Affiliated Business Disclosure Final Truth in Lending Discl. Notice of Servicing Transfer Origination Appraisal	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 11111100021111010110MMMM   Tape Value: 999999999963333333C3CCCC   Variance:    Variance %:    Comment: The payment history string is 444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: MMMM01101011112000111111 Tape Value: CCCC3C333333369999999999 Variance: Variance %: Comment: The payment history string is 444444444444444444444444. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Final TIL Missing or Not Executed (Lvl 2) "Final TIL is not signed by borrower."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
23818513	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,181.02	07/xx/2024	Unavailable	No	Court Delay	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$522.39	6.750%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	No Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/xx/2016	$76,504.90	Not Applicable	2.507%	$252.59	08/xx/2016	Financial Hardship	According to the updated title report dated 08/xx/2022, the subject mortgage was originated on xx
The chain of mortgage assignment has been completed. Currently, the mortgage assignment is with xx

According to the updated title report dated 08/xx/2022, there is one state tax lien against the borrower in the amount of $xx which was recorded on 03/xx/2021 in favor of “xx

Annual town taxes for year 2022 were due on 09/xx/2022 in the amount of $702.18.

Annual county taxes for year 2022 were due on 09/xx/2022 in the amount of $xx.

According to the updated title report dated 08/xx/2022, Annual utilities taxes for the year 08/xx/2022 are delinquent in the amount of $xx and good through till 08/xx/2022.

According to the payment history as of 6/xx/2022, the borrower is currently 2 months delinquent with the loan. Last payment was received on 5/xx/2022 which was applied to 3/xx/2022. The next due date for payment is 4/xx/2022. The P&I is in the amount $292.00 with an interest rate as per payment history is 3.507%. The current UPB reflected is in the amount of $xx.	Collections Comments:As per the review of collection comments, the current status of the loan is in collection.

According to the payment history as of 6/xx/2022, the borrower is currently 2 months delinquent with the loan. Last payment was received on 5/xx/2022 which was applied to 3/xx/2022. The next due date for payment is 4/xx/2022. The P&I is in the amount $292.00 with an interest rate as per payment history is 3.507%. The current UPB reflected is in the amount of $xx.

No comments have been found regarding borrower impacted by Covid-19 pandemic.

Unable to determine the reason for default.

No evidence has been found regarding foreclosure.

No evidence has been found regarding bankruptcy.

As per BPO report dated 7/xx/2022 the subject property is owner occupied and is in average condition.

The Modification agreement was made between xx. The new modified principal balance is $xx. The borrower promises to pay the P&I in the amount of $252.59 with step interest rate of 2.507% to 3.750% beginning from xx till the maturity date of 7/xx/2056.

The foreclosure was initiated in year 2016 with the loan. As per collection comment dated 05/xx/2016 the foreclosure has been put on hold due to court delay and the loan was modified on 06/xx/2016. No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings.

Foreclosure Comments:The foreclosure was initiated in year 2016 with the loan. As per collection comment dated 05/xx/2016 the foreclosure has been put on hold due to court delay and the loan was modified on 06/xx/2016. No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings.
Bankruptcy Comments:According to the PACER, the borrower xxfiled for bankruptcy under chapter-13 with the xx
The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. Therefore; unsecured portion is $xx.

The proof of claim filed on 8/xx/2004. The total amount of secured claim is $xx and amount of arrearage is $xx.

The case is discharged on 12/xx/2009 and the last filing date is 01/xx/2010.

The debtor shall pay the trustee $351.00 for 60 months under chapter 13.	The Modification agreement was made between xxon 6/xx/2016. The new modified principal balance is $xx. The borrower promises to pay the P&I in the amount of $252.59 with step interest rate of 2.507% to 3.750% beginning from xx till the maturity date of 7/xx/2056.	Affiliated Business Disclosure Credit Application Mortgage Insurance Origination Appraisal	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final 1003 application is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl 2)     "The mortgage insurance certificate is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
16653502	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$576.26	8.989%	181	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	31.462%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated 8/xx/2022 shows that the subject mortgage was originated onxx The chain of assignment is complete. The last assignment is with “xx No active judgments or liens have been found. Annual county taxes of 2021 have been exempted on 01/xx/2021.	Review of payment history as of 6/xx/2022 shows that the borrower is 19 months delinquent with the loan. The next due date is 11/xx/2020. The last payment was received on 10/xx/2020 in the amount of $388.57 with interest rate 6% which was applied for the due date 10/xx/2020. The current UPB as of the date is $xx.	Collections Comments:The current status of the loan is collection.
Review of payment history as of 6/xx/2022 shows that the borrower is 19 months delinquent with the loan. The next due date is 11/xx/2020. The last payment was received on 10/xx/2020 in the amount of $388.57 with interest rate 6% which was applied for the due date 10/xx/2020. The current UPB as of the date is $xx.
No foreclosure evidence has been found.
As per collection comment dated 11/xx/2021, the borrower’s income is impacted by Covid-19. Forbearance plans ran and were extended several times from 11/xx/2020 to 9/xx/2022.
As per BPO report dated 7/xx/2022 located at “xx”, the subject property needs some repairs for paint & the estimated cost of repair is $xx. Further details not provided.

Update:
As per the comment dated 1/xx/2023, the loan has been modified effective on 12/xx/2022. The new modified rate is 5.000% and borrower promises to pay the P&I of $101.56 which began on xx The new principal balance is $xx and amount capped $xx. The modified maturity date is 11/xx/2062.

As per the comment dated 12/xx/2022, the bankruptcy chapter 7 xx discharged on 10/xx/2005.

As per the comment dated 7/xx/2024, the outside deck was just collapsed by itself and it is not a covered loss. Further details not available.

As per the comment dated 3/xx/2023, the subject property is owner-occupied.

The collection comments are available from 11/xx/2022 to 7/xx/2024. The collection comments are missing from 8/xx/2022 to 10/xx/2022.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower "xx had filed the bankruptcy under chapter 13 with xx. The POC was filed by subject creditor on 11/xx/2005 with POC claim amount of $xx & arrears amount of $0.00. The POC was again filed by the subject creditor on 8/xx/2006 with POC claim amount of $xx & arrears amount of $0.00. The case was converted from chapter 13 to 7 on 08/xx/2007. Voluntary petition schedule D shows the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. Hence, the unsecured portion is $0.00. The case was discharged & terminated on 07/xx/2008.	Not Applicable	Missing Required State Disclosures Origination Appraisal	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Yes Tape Source: Initial Tape Type:
Field: Borrower #2 Last Name   Loan Value: xx   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $792.49   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: 12/xx/2004   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: 360/360   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount) xx
Field: Original CLTV Ratio Percent   xx
Field: Original Standard LTV (OLTV)   xx
Field: Payment History String   Loan Value: 00000000000014322101MMMM   Tape Value: 999999999999999963CCCCCC   Variance:    Variance %:    Comment: 444444444444444444440000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMM10122341000000000000   Tape Value: CCCCCC369999999999999999   Variance:    Variance %:    Comment: 000044444444444444444444   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Not Applicable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Purpose Per Application   Loan Value: Debt Consolidation   Tape Value: Refinance   Variance:    Variance %:    Comment: Debt Consolidation   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: 3/xx/2018 Tape Value: 2/xx/2025 Variance: -2529 (Days) Variance %: Comment: 3/xx/2018 Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed. Appraisal report is missing from the loan file. As per seller tape data & BPO report dated xx”, the subject property type is “Manufactured Housing”. The ALTA-7 endorsement document is not attached with the final title policy. is not available in legal description of recorded mortgage. Also, affidavit of affixation is missing. Hence, unable to confirm whether the home has been affixed to the permanent foundation."		* ComplianceEase Exceptions Test Failed (Lvl 2) "ComplianceEase exceptions test failed due to- xx xx * ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "ComplianceEase risk indicator is moderate due to- xx License Validation Test failed." * Missing Appraisal (Lvl 2) "Appraisal report is available in the located at xx * Missing Required State Disclosures (Lvl 2) "The subject property is located in xx. The following state disclosures are missing in the loan file; 1. Hazard Insurance Disclosure. 2. Federal Consumer Credit Protection Act Disclosure. 3. Insurance Freedom of Choice Disclosure."		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$2,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
34854746	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	$1,734.95	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$795.37	7.691%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 08/xx/2022, the subject mortgage was originated on xx

The chain of assignment is complete. As the mortgage is currently assign with xx
As per the review of the updated title report dated xx there is an active code enforcement lien open against subject property in favor of xx which was recorded on xx The amount of lien is unavailable.
The annual county taxes for year 2022 have been paid in full in the amount of $xx on 03/xx/2022.
No prior year delinquent taxes found.
According to payment history as of 06/xx/2022, the borrower is currently delinquent for 06 months and the next due date for payment is 12/xx/2021. The last payment was received on 11/xx/2021 in the amount of $996.68 which was applied for due date 11/xx/2021. The current P&I is in the amount of $795.37 and current PITI is in the amount of $996.68 with an interest rate of 7.691%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to payment history as of 06/xx/2022, the borrower is currently delinquent for 06 months and the next due date for payment is 12/xx/2021. The last payment was received on 11/xx/2021 in the amount of $996.68 which was applied for due date 11/xx/2021. The current P&I is in the amount of $795.37 and current PITI is in the amount of $996.68 with an interest rate of 7.691%. The current UPB reflected as per the payment history is in the amount of $xx.
The loan has never been modified since its origination.
As per the collection comment dated 9/xx/2021, borrower's income has been impacted due to covid-19.
No comments have been found regarding the foreclosure and bankruptcy.
As per the collection comment dated 9/xx/2021, the subject property has damaged due to xx. No further details have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Notice of Servicing Transfer	Field: Current Legal Status Loan Value: Collections, 60-119 Days Tape Value: Collections, >= 120 Days |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $744.63   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)xx
Field: Original CLTV Ratio Percent  xx
Field: Original Standard LTV (OLTV) xx
Field: Payment History String   Loan Value: 000000000121044444444321   Tape Value: 99963CCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 123444444440121000000000   Tape Value: CCCCCCCCCCCCCCCCCCC96999   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 11/xx/2037 Tape Value: 11/xx/2037 Variance: 17 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer disclosure is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
71674368	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Other	$0.00	$4,254.94	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,417.13	7.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	08/xx/2021	$163,368.21	Not Applicable	2.875%	$1,234.23	08/xx/2021	Financial Hardship	As per the updated title report dated 08/xx/2022, the subject mortgage was originated on xx
Last assignment is with the “xx
There are two water sewer liens against the subject property in the favor of xx
Annual county taxes for the year of 2021 have been paid in the amount of $4254.94.
No prior year delinquent taxes have been found.
As per the payment history as of 06/xx/2022, the borrower is delinquent from 16 months and the next due date is 02/xx/2021. Last payment was received on 05/xx/2022 in the amount of $2078.23. Current P&I is $1417.13 and the interest rate of 7.750%. The new UPB is reflected in the amount of $xx.	Collections Comments:The loan is in the collection.
As per the payment history as of 06/xx/2022, the borrower is delinquent from 16 months and the next due date is 02/xx/2021. Last payment was received on 05/xx/2022 in the amount of $2078.23. Current P&I is $1417.13 and the interest rate of 7.750%. The new UPB is reflected in the amount of $xx.
As per the comment dated 04/xx/2020, the borrower’s income was impacted by covid-19.
The loan has not been modified since origination.
No foreclosure activity has been found.
No bankruptcy details have been found.
Subject property occupancy is unable to be determined. As per the comment dated 06/xx/2018, the subject property had damaged. No more details have been found regarding damage and repairs.
As per comment dated 10/xx/2017, the subject property has been affected due to natural disaster.

Update: No any additional information found in recent collection comments.
The collection comment history is incomplete. The collection comments are available from 11/xx/2022 to 07/xx/2024. We are missing the latest 24 months of collection comments for review. The collection comments are missing from 08/xx/2022 to 10/xx/2022.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made on 8/xx/2021 between borrower and the lender.
The reason for modification is financial hardship.
The borrower promised to pay monthly P&I of $xx with the rate of interest of 2.875%. The new UPB is $xx. The first payment date is 7/xx/2021 and the maturity date is 7/xx/2061.

Credit Application	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $0.00 |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: 8/xx/2021   Tape Value: 9/xx/2021   Variance: -55 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   xx
Field: Original CLTV Ratio Percent xx
Field: Original Standard LTV (OLTV)  xx
Field: Payment History String   Loan Value: 00000000100000000000MMMM   Tape Value: 99999933C39999999999963C   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMM00000000000100000000   Tape Value: C36999999999993C33999999   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: 7/xx/2061 Tape Value: 8/xx/2035 Variance: 9465 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Application Missing (Lvl 2) "The final application is missing from the loan file." * ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4043003	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$560.68	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$485.51	7.990%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	11/xx/2012	$62,639.13	$2,943.10	5.000%	$376.39	12/xx/2012	Financial Hardship	As per the review of the updated title report dated 8/xx/2022, the subject mortgage was originated on xx
The chain of assignment has not been completed. Currently, the mortgage is with xx which was recorded on 7/xx/2022. However; it should be with xx
No active liens and judgments against the borrower.
No delinquent taxes have been found.
According to the payment history as of 6/xx/2022, the borrower is delinquent for 2 months. The last payment was received on 4/xx/2022 which was applied to 3/xx/2022. The next due date for payment is 4/xx/2022. The P&I is in the amount of $376.39 and PITI is in the amount of $376.39. The UPB reflected is in the amount of $xx.	Collections Comments:The loan is in Bankruptcy.
According to the payment history as of 6/xx/2022, the borrower is delinquent for 2 months. The last payment was received on 4/xx/2022 which was applied to 3/xx/2022. The next due date for payment is 4/xx/2022. The P&I is in the amount of $376.39 and PITI is in the amount of $376.39. The UPB reflected is in the amount of $xx.
The reason for default is unavailable.
Unable to determine the current occupancy of the subject property.
As per the comment dated 1/xx/2021, the subject property was damaged. As per the comment dated the check was emailed for the amount of $xx. No evidence has been found regarding the completion of repairs.
According to the PACER, the borrower had filed bankruptcy under chapter-13 with the xx. The chapter 13 plan was confirmed on 8/xx/2022. The POC was filed by creditor on 7/xx/2022 for the secured claim amount is $48148.73 and arrearage amount is $376.39. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is $46146.91 and the value of the collateral is $71995.00. Therefore, the unsecured portion is $0.00. Currently the loan is in active bankruptcy.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower had filed bankruptcy under chapter-13 with the xxThe chapter 13 plan was confirmed on 8/xx/2022. The POC was filed by creditor on 7/xx/2022 for the secured claim amount is $48148.73 and arrearage amount is $376.39. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is $46146.91 and the value of the collateral is $71995.00. Therefore, the unsecured portion is $0.00. Currently the loan is in active bankruptcy.	The loan modification agreement was made on 11/xx/2012 with the new principal balance of $xx and the borrower has promised to pay the new P&I $376.39 with the interest rate of 5.00% beginning from xx till the maturity date of 5/xx/2036. The interest bearing amount is $xx and the deferred balance is $xx.	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Current Legal Status Loan Value: Bankruptcy-Delinquent Tape Value: Bankruptcy |---| |----| Comment: The loan is currently in Bankruptcy. According to the payment history as of 6/xx/2022, the borrower is delinquent for 2 months. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount  xx
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)  xx
Field: Original CLTV Ratio Percent   xx
Field: Original Standard LTV (OLTV)  xx
Field: Original Stated Rate   Loan Value: 7.98960%   Tape Value: 7.99000%   Variance: -0.00040%   Variance %: -0.00040%   Comment: 7.799%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 111111111111111444444321   Tape Value: 3CCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: 211111111111111111111111.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 123444444111111111111111   Tape Value: CCCCCCCCCCCCCCCCCCCCCCC3   Variance:    Variance %:    Comment: 111111111111111111111112.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Debt consolidation   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Application is missing.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment: Refinance.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 5/xx/2036 Tape Value: 6/xx/2036 Variance: -31 (Days) Variance %: Comment: 5/xx/2036. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the bona fide discount points test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the bona fide discount points test due to one of the following findings:
The loan is a first lien mortgage and has a principal amount xx discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate.
The discount points are marked as bona fide but an undiscounted rate value was not provided."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
49038426	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$995.35	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$755.75	6.620%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	11/xx/2009	$98,480.98	$7,356.97	2.000%	$337.52	12/xx/2009	Financial Hardship	According to the updated title report dated 08/xx/2022, the subject mortgage was originated on xx
Chain of assignment has been completed. Last assignment is with the “xx
No active liens and judgments have been found.
County annual taxes for the year of 2021 have been paid in the amount of $995.35.
County annual taxes for the year of 2020 have been paid in the amount of $961.38.
No prior year delinquent taxes have been found.
As per the payment history as of 06/xx/2022, the borrower has been delinquent for 26 months and the next due date is 04/xx/2020. Last payment was received on 05/xx/2022 in the amount of $337.52. Current P&I is $337.52 and the interest rate of 1.999%. The new UPB is reflected in the amount of $xx.	Collections Comments:The loan is in the collection.
As per the payment history as of 06/xx/2022, the borrower has been delinquent for 26 months and the next due date is 04/xx/2020. Last payment was received on 05/xx/2022 in the amount of $337.52. Current P&I is $337.52 and the interest rate of 1.999%. The new UPB is reflected in the amount of $xx.
As per the comment dated 05/xx/2020, the borrower’s income was impacted by covid-19.
The loan has been modified on 11/xx/2009.
No foreclosure activity has been/found.
No bankruptcy details have been found.
Subject property is owner occupied.
As per the comment dated 05/xx/2019, the subject property had damaged.
As per the comment dated 05/xx/2020, the subject property has been affected due to natural disaster.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This adjustment of terms agreement agreement was made between Lender and borrower on 11/xx/2009. As per the modified term, the new principal balance is $xx. The borrower promises to pay $337.52 monthly with a modified interest rate of 2.000% beginning from xx with a maturity date of 04/xx/2043. The modification does not have a Balloon provision. The loan was modified once since origination.	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer Origination Appraisal	Field: Deferred Balance Amount Loan Value: $7356.97 Tape Value: $10496.10 |---| $-3139.13 |----| -29.90758% Comment: Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   xx
Field: Original CLTV Ratio Percent   Lxx
Field: Original Standard LTV (OLTV)   xx
Field: Original Stated Rate   Loan Value: 6.62040%   Tape Value: 6.62000%   Variance: 0.00040%   Variance %: 0.00040%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000112222211111000004321   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 123400000111112222211000   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Unavailable Tape Value: Cash Out - Other Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100.
The loan data is $xx and comparison data is $xx; hence, the variance is -$206.99.

This loan failed the TILA foreclosure rescission finance charge test.
This loan failed the TILA finance charge test.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100.
The loan data is $xx and comparison data is $xx; hence, the variance is -$206.99."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100.
The loan data is $xx and comparison data is $xx; hence, the variance is -$206.99.

This loan failed the TILA foreclosure rescission finance charge test.
This loan failed the TILA finance charge test.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100.
The loan data is $xx and comparison data is $xx; hence, the variance is -$206.99."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliate business disclosure is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
48283493	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,211.16	07/xx/2024	19 SP 155	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$960.36	9.844%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	12/xx/2021	$89,000.00	Not Applicable	9.146%	$696.53	12/xx/2021	Financial Hardship	According to the updated title report dated 08/xx/2022, the subject mortgage was originated on xx The chain of assignment has been completed. Currently, the assignment is with xx There is a civil judgment against the borrower in favor of xx which was recorded on 12/xx/2019 in the amount of $xx. Annual combined taxes of 2022 have been paid in the amount of $xx on 08/xx/2022. No prior year delinquent taxes have been found.	According to payment history tape data as of 6/xx/2022, the borrower is currently delinquent for 17 months and the next due date for payment is 1/xx/2021. The last payment was received in the amount of $803.82 which was applied for due date 12/xx/2020. However, unable to determine last payment received date. The current P&I is in the amount of $696.54 and current PITI is in the amount of $803.82 with an interest rate of 9.854%. The current UPB reflected as per the payment history tape data is in the amount of $xx.	Collections Comments:According to servicing comments, the loan is in bankruptcy.

According to payment history tape data as of 6/xx/2022, the borrower is currently delinquent for 17 months and the next due date for payment is 1/xx/2021. The last payment was received in the amount of $803.82 which was applied for due date 12/xx/2020. However, unable to determine last payment received date. The current P&I is in the amount of $696.54 and current PITI is in the amount of $803.82 with an interest rate of 9.854%. The current UPB reflected as per the payment history tape data is in the amount of $xx.

According to servicing comments, the foreclosure was initiated in the loan in 2019. The complaint was filed on 11/xx/2019 with xxx. The foreclosure was put on hold as the borrower filed bankruptcy on 06/xx/2020.

According to the PACER, the borrower xx had filed bankruptcy under chapter- 13 with the xx. The chapter 13 plan was confirmed on 08/xx/2020.

As per BPO report dated 04/xx/2022 xx the subject property has roof and windows damages and the amount to repair the damages are in the amount of $xx. No information has been fund regarding the completion of repairs.

As per BPO report dated 04/xx/2022 xx)  the subject property is occupied by unknown party.

The modification agreement was made between lender and servicer on 12/xx/2021.

As per comment dated 05/xx/2022, the reason for default is excessive obligations.

No foreclosure activity has been found.
Foreclosure Comments:According to servicing comments, the foreclosure was initiated in the loan in 2019. The complaint was filed on 11/xx/2019 with xx The foreclosure was put on hold as the borrower filed bankruptcy on 06/xx/2020. Further details not provided.
Bankruptcy Comments:According to the PACER, the borrower xx had filed bankruptcy under chapter- 13 with the xx. The POC was filed on 7/xx/2020, with the claim amount of $xx and the arrearage amount is $xx. The chapter 13 plan was confirmed on 08/xx/2020. The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. Therefore, the unsecured portion is $0.00. There is no comment indicating a cram down.	The modification agreement was made between lender and servicer on 12/xx/2021. As per the modified term, the new principal balance is $xx and the lender agrees to forgive $xx. The borrower promises to pay $696.53 monthly with a modified interest rate of 9.146% beginning from xx with a maturity date of 11/xx/2061. The modification does not have a balloon provision. The loan was modified thrice since origination.	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Current Legal Status Loan Value: Bankruptcy-Delinquent Tape Value: Bankruptcy |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 12/xx/2021   Tape Value: 10/xx/2018   Variance: 1133 (Days)   Variance %:    Comment: Modification agreement was made on 12/xx/2021.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan amortized is fixed.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   xx
Field: Original CLTV Ratio Percent   Lxx
Field: Original Standard LTV (OLTV)  xx
Field: Original Stated Rate   Loan Value: 9.84400%   Tape Value: 9.85400%   Variance: -0.01000%   Variance %: -0.01000%   Comment: Original stated rate is 9.840%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000004444444444   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment: PH string is 444444444444444444444444   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444400000000000000   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment: PH reversed string is 444444444444444444444444   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose Per Application   Loan Value: Unavailable   Tape Value: Refinance   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 11/xx/2061 Tape Value: 6/xx/2038 Variance: 8554 (Days) Variance %: Comment: Stated maturity date is 11/xx/2061. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final hud-1, estimated hud and itemization are missing from the loan file."	* Application Missing (Lvl 2) "The final loan application is missing along with the initial loan application from loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure is missing from loan file."
* Missing Appraisal (Lvl 2)     "The appraisal report is missing from loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer document is missing from loan file."
* Property is Manufactured Housing (Lvl 2)     "Home is affixed.
An appraisal report at the origination is missing from the loan file. As per the BPO report located at xx the subject property type is mobile home. The ALTA 7 Endorsement is not attached with the final title policy. The legal description attached with the subject mortgage does not show VIN/Serial number. The affidavit of affixation is located at xx which states that the mobile home with xx  has affixed to the permanent foundation."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business disclosure is missing from loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "The ror is missing from loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$7,500.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
67172598	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$3,368.42	$1,859.51	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$684.07	9.750%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	65.820%	First	Unavailable	Not Applicable	Not Applicable	02/xx/2022	$88,683.95	Not Applicable	4.017%	$371.58	02/xx/2022	Financial Hardship	The review of the updated title report dated 08/xx/2022 shows that the subject mortgage was originated on xx
The chain of assignments has been completed. The mortgage is currently assigned to "xx", which was recorded on 07/xx/2022.
There are 2 junior mortgages against the subject property. The first junior mortgage against the subject property in favor of “xx” in the amount of $xx originated on xxand the second junior mortgage against the subject property in favor of “xx” in the amount of $xx  originated on xx At the time of foreclosure initiation, the subject mortgage was with “xx” However, the name of the subject mortgage lender is not mentioned in the said Notice of lis pendens.
No active judgments or liens were found.
For xx
The 2021 county annual taxes have been paid in the amount of $xx on 08/xx/2021.
For xx
The 2021 county annual taxes have been paid in the amount of $xx on 08/xx/2021.
For xx
The annual county taxes for the year of 2022 have been delinquent in the amount of $xx which were due on 09/xx/2022 and good through date 09/xx/2022.
For xx
The annual county taxes for the year of 2022 have been delinquent in the amount of $xx which were due on 09/xx/2022 and good through date 09/xx/2022.	According to the payment history as of 06/xx/2022, the borrower has been delinquent for 8 months and the next due date for the regular payment is 10/xx/2021. The last payment was received on 04/xx/2022 in the amount of $679.00 (PITI) which was applied for the due date of 09/xx/2021. The monthly P&I is in the amount of $371.56 with an interest rate of 4.99920%. The current UPB is reflected in tape for the amount of $xx.	Collections Comments:The current status of the loan is in collections and the next due date for the regular payment is 10/xx/2021. The last payment was received on 04/xx/2022 in the amount of $679.00 (PITI) which was applied for the due date of 09/xx/2021. According to the PACER, the borrower xx” had filed bankruptcy under chapter-7 with the xx. The borrower has been discharged on 10/xx/2013 and the case was terminated on 10/xx/2013.
No information has been found regarding the forbearance plan.
Recent servicing comments do not reflect any damage pertaining to the subject property
No comments have been found stating the borrower’s income was impacted by covid-19.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower "xx” had filed bankruptcy under chapter-7 with the xx. As per voluntary petition schedule D (Doc# 1) shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx Hence, the unsecured portion is $xx. The borrower has been discharged on 10/xx/2013 and also got terminated on 10/xx/2013. The date of last filing bankruptcy was 10/xx/2013. No more evidences are available regarding current bankruptcy status.	The step modification agreement was made between the borrower "xx" on 02/xx/2022. The new modified unpaid principal balance is $xx. The borrower agrees to pay the modified monthly P&I of $371.58 with a modified interest rate of 4.017%, beginning from xx The new maturity is 01/xx/2062. The rate will change in 6 steps which end with 8.472%. There are no deferred balance and principal forgiven amount. This modification document is not signed by the borrower and the lender. The last transactions were as per prior modification which was made on 01/xx/2021.	Origination Appraisal	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower Last Name  xx
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $15691.46   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 2/xx/2022   Tape Value: 2/xx/2012   Variance: 3627 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: As per the note, the interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No Fc activity found.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent  xx
Field: Original Standard LTV (OLTV)  xx
Field: Payment History String   Loan Value: 000000112223344444444321   Tape Value: 999999999999999999999966   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 123444444443322211000000   Tape Value: 669999999999999999999999   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street xx
Field: Purpose of Refinance Per Application   Loan Value: Debt consolidation   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 1/xx/2062 Tape Value: 3/xx/2052 Variance: 3584 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* DTI > 60% (Lvl 2) "As per final application the total monthly income is $xx and expenses are 2,161.07. Hence, the DTI is greater than 60%."
* Missing Appraisal (Lvl 2)     "An Appraisal report from origination is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
89652758	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$621.35	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$598.46	10.880%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	10/xx/2022	$58,455.39	Not Applicable	5.000%	$281.87	10/xx/2022	Financial Hardship	According to the updated title report dated 8/xx/2022, the subject mortgage was originated xx

The chain of assignments has been completed. Currently, the assignment xx

No active judgments or liens have been found.

Annual property taxes for the year 2022 were due on 12/xx/2022 in the amount $621.35 and annual property taxes for the year 2021 were paid on 1/xx/2022 in the total amount of $854.42.

No prior year delinquent taxes have been found.

As per updated title report dated 8/xx/2022 there is a prior active mortgage available in the updated title report with the amount of $xx, in favor of “xx. However, short form policy is and this prior mortgage is not showing in schedule-B of final policy as an exception. No recorded copy of release or satisfaction has been found in the updated title report.	According to the payment history as of 6/xx/2022, the borrower is currently delinquent for 05 months and the next due date for payment is 1/xx/2022. The last payment was received on 4/xx/2022 in the amount of $419.09 which was applied for due date 12/xx/2021. The current P&I is in the amount of $299.98 and current PITI is in the amount of $419.09 with an interest rate of 4.517%. The current UPB reflected as per the payment history is in the amount is $xx.	Collections Comments:According to servicing comments, the loan is in collection.

According to the payment history as of 6/xx/2022, the borrower is currently delinquent for 05 months and the next due date for payment is 1/xx/2022. The last payment was received on 4/xx/2022 in the amount of $419.09 which was applied for due date 12/xx/2021. The current P&I is in the amount of $299.98 and current PITI is in the amount of $419.09 with an interest rate of 4.517%. The current UPB reflected as per the payment history is in the amount is $xx.

There is no evidence regarding the foreclosure in the loan file. The borrower’s willingness to pay is poor and servicing rating below expectation.

The subject property is owner occupied.

Further details not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower “xx had filed bankruptcy under chapter- 13 with the xx. The POC was filed on 6/xx/2015 with the claim amount of $xx and the arrearage amount is $xx. The chapter 13 plan was confirmed on 9/xx/2015. The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. Therefore, the unsecured portion is $0.00. There is no comment indicating a cram down. The case was terminated on 8/xx/2020 but case closed without discharge of debtor.	The modification agreement was made between lender and borrower on 10/xx/2022. As per the modified term, the new principal balance is $xx. The borrower promises to pay $281.87 monthly with a modified interest rate of 5.000% beginning from xx with a maturity date of 9/xx/2062. The modification does have not a balloon provision. The loan was modified three times since origination. And the loan modification agreement is unexecuted.	Credit Application	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Changed. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections   Tape Value: Collections, 60-119 Days   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 10/xx/2022   Tape Value: 12/xx/2021   Variance: 304 (Days)   Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: Not Applicable   Tape Value: 12/xx/2026   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: Not Applicable   Tape Value: 5.517%   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: Not Applicable   Tape Value: 12/xx/2027   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: Not Applicable   Tape Value: 6.517%   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: Not Applicable   Tape Value: 12/xx/2028   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: Not Applicable   Tape Value: 7.517%   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Date   Loan Value: Not Applicable   Tape Value: 12/xx/2029   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Rate   Loan Value: Not Applicable   Tape Value: 8.517%   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Mod Step 5 Date   Loan Value: Not Applicable   Tape Value: 12/xx/2030   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Mod Step 5 Rate   Loan Value: Not Applicable   Tape Value: 9.517%   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   xx
Field: Original CLTV Ratio Percent  xx
Field: Original Standard LTV (OLTV)   xx
Field: Payment History String   Loan Value: 000121444444444444444444   Tape Value: 999963C9999999696633C33C   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444444444121000   Tape Value: C33C3366999999999C399999   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 9/xx/2062 Tape Value: 7/xx/2047 Variance: 5541 (Days) Variance %: Comment: Changed. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase risk indicator is moderate due to-
TILA Foreclosure Rescission Finance Charge Test failed."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA test failed due to-
TILA Foreclosure Rescission Finance Charge Test failed-  The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $35."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
25264660	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$620.68	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$505.76	8.427%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	17.112%	First	Unavailable	Not Applicable	Not Applicable	09/xx/2010	$69,373.89	$2,551.84	5.000%	$372.41	11/xx/2010	Financial Hardship	Review of updated title report dated 8/xx/2022 shows that the subject mortgage was originated xx The chain of assignment is complete. The last assignment is with “xx No active judgments or liens have been found. No delinquent taxes have been found for the prior year.	Review of payment history as of 6/xx/2022 shows that the borrower is 5 months delinquent with the loan. The next due date is 1/xx/2022. The last payment was received on 12/xx/2021 in the amount of $372.02 with interest rate 5.004 % which was applied for the due date 12/xx/2021. The current UPB as of the date is $xx.	Collections Comments:The current status of the loan is collection.
Review of payment history as of 6/xx/2022 shows that the borrower is 5 months delinquent with the loan. The next due date is 1/xx/2022. The last payment was received on 12/xx/2021 in the amount of $372.02 with interest rate 5.004 % which was applied for the due date 12/xx/2021. The current UPB as of the date is $xx.
No foreclosure evidence has been found.
As per collection comment dated 1/xx/2022, the borrower’s income is impacted by Covid-19. Forbearance plans ran and were extended several times from 3/xx/2022 to 12/xx/2022.
According to recent BPO report dated 7/xx/2022 located at “xx”, the roof of the subject property was damaged & the estimated cost of repair is $xx. Further details not provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to PACER, the borrower "xx" had filed bankruptcy under chapter-7 with the xx. As per voluntary petition schedule D, the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. Hence, the unsecured portion is $xx. The reaffirmation agreement filed on 04/xx/2005. The case was discharged on 06/xx/2005 and terminated on 06/xx/2005.	AOT agreement was made between the borrower and lender on the effective date 9/xx/2010. The borrower has promised to pay the new principal balance of $xx with fixed rate of 5% and P&I of $372.41 that began from the first payment date xx till the maturity date of 10/xx/2040. The deferred balance is $xx & the interest bearing amount is $xx.	Credit Application Good Faith Estimate Missing Required State Disclosures	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Yes Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: $2551.84   Tape Value: $2885.48   Variance: $-333.64   Variance %: -11.56272%   Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: 3/xx/2022   Tape Value: 1/xx/2022   Variance: 33 (Days)   Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 30/360   Variance:    Variance %:    Comment: 360/360   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)  xx
Field: Original CLTV Ratio Percentxx
Field: Original Standard LTV (OLTV) xx
Field: Original Stated Rate   Loan Value: 8.42700%   Tape Value: 8.42800%   Variance: -0.00100%   Variance %: -0.00100%   Comment: 8.42700%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000444444444444444444321   Tape Value: 9963CCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: 1M0000000000000000000000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 123444444444444444444000   Tape Value: CCCCCCCCCCCCCCCCCCC63699   Variance:    Variance %:    Comment: 0000000000000000000000M1   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 10/xx/2040 Tape Value: 5/xx/2036 Variance: 1605 (Days) Variance %: Comment: 2/xx/2034 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final application is missing from the loan file. However, values are updated from credit application located at xx
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the xx license validation test. Fail
xx to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending License. As a result, lenders will no longer be allowed to make loans under the Indiana xx
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The loan data is $xx and comparison data is $xx; hence, the variance is -$249.33.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100.
This loan failed the TILA foreclosure rescission finance charge test.
The loan data is $xx and comparison data is $xx; hence, the variance is -$249.33.
 The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $35."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "The final good faith estimate is missing from the loan documents."
* LTV or CLTV exceeds xx (Lvl 2)     "As per the appraisal report, the appraised value is xx and the loan amount xx Hence, the LTV is xx
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx . The following state disclosures are missing in the loan file;
1. Hazard Insurance Disclosure.
2. Federal Consumer Credit Protection Act Disclosure.
3. Insurance Freedom of Choice Disclosure."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "The right of rescission document is not hand dated by the borrowers."		Moderate	Pass	Fail	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$15,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
62991400	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$582.87	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$498.76	12.998%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	05/xx/2022	$34,183.55	Not Applicable	9.996%	$373.73	05/xx/2022	Financial Hardship	The review of the updated title report dated 08/xx/2022 shows that the subject mortgage was originated on xx

The chain of assignment has been completed. Currently, the assignment is with xx

No active judgments/liens have been found in the updated title report against the borrower/subject property.

County taxes of 2022 are paid off in the amount of $577.04 on 08/xx/2022.

No prior year delinquent taxes have been found in the updated title report.	Review of the payment history dated as of 06/xx/2022 reveals that borrower has been delinquent for 6 months. The last payment was received in the amount of $431.48 on 03/xx/2022 which was applied for the due date of 11/xx/2021. The next due date is 12/xx/2021. Current UPB as of date reflected in the provided payment history is in the amount of $xx and current interest rate as per payment history is 9.996%.	Collections Comments:Currently, the loan is in bankruptcy.

This is a conventional step rate mortgage with P&I of $498.76 with the rate of interest 12.998% and a maturity date of the loan is 08/xx/2030. The P&I as per updated payment history as of the date is $431.48 and rate of interest is 9.996%; however, there is a reduction in P&I and rate of interest with respect to original Note data which seems that there would be a possible loan modification. However, the modification agreement was not signed by the borrower and lender.

Review of the payment history dated as of 06/xx/2022 reveals that borrower has been delinquent for 6 months. The last payment was received in the amount of $431.48 on 03/xx/2022 which was applied for the due date of 11/xx/2021. The next due date is 12/xx/2021. Current UPB as of date reflected in the provided payment history is in the amount of $xx and current interest rate as per payment history is 9.996%.

Collection comments dated 11/xx/2021, borrower's income has been affected due to Covid-19. No further information has been found.

The debtor xx) had filed bankruptcy under chapter-13 on xx
The Schedule-D in voluntary petition shows that the unsecured amount is $0.000 out of secured claim in the amount of $xx and with collateral of $xx.
The POC was filed on 10/xx/2019 with the secured claim of $xx with an arrearage of $xx.
Currently, the loan is in active bankruptcy.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor (xx) had filed bankruptcy under chapter-13 on xx
The Schedule-D in voluntary petition shows that the unsecured amount is $0.000 out of secured claim in the amount of $xx and with collateral of $xx.
The POC was filed on 10/xx/2019 with the secured claim of $xx with an arrearage of $xx.
Currently, the loan is in active bankruptcy.	This is a conventional step rate mortgage with P&I of $498.76 with the rate of interest 12.998% and a maturity date of the loan is 08/xx/2030. The P&I as per updated payment history as of the date is $431.48 and rate of interest is 9.996%; however, there is a reduction in P&I and rate of interest with respect to original Note data which seems that there would be a possible loan modification. However, the modification agreement was not signed by the borrower and lender.	Credit Application Notice of Servicing Transfer Origination Appraisal	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $5751.13 |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: 5/xx/2022   Tape Value: 2/xx/2015   Variance: 2620 (Days)   Variance %:    Comment: 5/xx/2022.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 365/365   Variance:    Variance %:    Comment: 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Step.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)  xx
Field: Original CLTV Ratio Percent  xx
Field: Original Standard LTV (OLTV) xx
Field: Payment History String   Loan Value: 100000000000044444444444   Tape Value: 999999996999999999999999   Variance:    Variance %:    Comment: 4443214444434444444444   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444440000000000001   Tape Value: 999999999999999699999999   Variance:    Variance %:    Comment: 44444444444444344444123444   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 9/xx/2036 Tape Value: 9/xx/2027 Variance: 3287 (Days) Variance %: Comment: 9/xx/2036. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase Risk Indicator is moderate due to failure of bona fide discount points test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the bona fide discount points test due to one of the following findings: xx The loan is a first lien mortgage and has a principal amount that is greater than or equal to xx  and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate. The discount points are marked as bona fide but an undiscounted rate value was not provided."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from this loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "Right of rescission document is not hand dated by the borrower."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
68159664	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,209.75	07/xx/2024	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$338.28	9.100%	181	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Unavailable	Not Applicable	Not Applicable	05/xx/2019	$34,702.77	Not Applicable	8.600%	$311.28	05/xx/2019	Financial Hardship	According to the updated title report dated 08/xx/2022, the subject mortgage was originated on xx
Chain of assignment has been completed. Last assignment is with the “xx
There is one UCC lien against the borrower in the favor of xx for the amount of $6750.00 which was recorded on 06/xx/2022.
There are two hospital liens against the borrower in the favor of xx
Annual county taxes for the year of 2022 are due in the amount of $1229.72 which was due on 02/xx/2023.
Annual city taxes for the year of 2022 are due in the amount of $980.03 which was due on 02/xx/2023.
No prior year delinquent taxes have been found.
According to the payment history as of 06/xx/2022, the borrower has been delinquent for 2 months and the next due date for the regular payment is 04/xx/2022. The last payment was received on 04/xx/2022 in the amount of $311.28 with an interest rate of 8.600%. The current UPB is reflected in the amount of $xx.	Collections Comments:The loan is in the collection.
According to the payment history as of 06/xx/2022, the borrower has been delinquent for 2 months and the next due date for the regular payment is 04/xx/2022. The last payment was received on 04/xx/2022 in the amount of $311.28 with an interest rate of 8.600%. The current UPB is reflected in the amount of $xx.
The loan has been modified in 2019.
Reason for default is unable to be determined.
Foreclosure was initiated in 2019 and the foreclosure sale date was scheduled on 01/xx/2019. However, the foreclosure was put on hold due to client request. No more details have been found regarding foreclosure.
No bankruptcy details have been found.
Subject property occupancy is unable to be determined. No damage and repairs have been found.

Foreclosure Comments:Foreclosure was initiated in 2019 and the foreclosure sale date was scheduled on 01/xx/2019. However, the foreclosure was put on hold due to client request. No more details have been found regarding foreclosure.
Bankruptcy Comments:Not Applicable	This modification agreement was signed between the borrower "xx" with an effective date of 05/xx/2019 shows the new modified unpaid principal balance is $34702.77. The borrower agreed to pay the modified monthly P&I of $311.28 with a modified interest rate of 8.60% starting on xx and continuing until the new maturity date of 11/xx/2034. The borrower making the payments as per the notice of loan modification agreement adjustment located inxx	Credit Application Missing Required State Disclosures Notice of Servicing Transfer	Field: Borrower Last Name xx
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 5/xx/2019   Tape Value: 4/xx/2019   Variance: 6 (Days)   Variance %:    Comment: 5/xx/2019   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: 360/360   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount) xx
Field: Original CLTV Ratio Percent   xx
Field: Original Standard LTV (OLTV)   xx
Field: Payment History String   Loan Value: 000000000000000004444321   Tape Value: 6333CC3CCCCC3CCCCC33CCCC   Variance:    Variance %:    Comment: 3M11M00M00000M0000011000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 123444400000000000000000   Tape Value: CCCC33CCC3C3CCCCC3C33336   Variance:    Variance %:    Comment: 0001100000M00000M00M11M3   Tape Source: Initial   Tape Type:
Field: Property Address Street  xx
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: PUD Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final application is missing from the loan documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The compliance ease risk indicator is moderate due to:
Brokerage/Finder Fee Test failed."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "ComplianceEase state regulations test failed due to-
Brokerage/Finder Fee Test failed- The mortgage loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the Tennessee Rules and
Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than 2% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx The following state disclosures are missing in the loan file;
1. Placement of Insurance Disclosure.
2. TN Consent to Disclosure of Insurance Information.
3. Choice of Agent/insurer.
4. Insurance Solicitation/Post Commitment."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "The notice of servicing transfer disclosure is missing from the loan documents."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3662498	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$604.94	9.820%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of updated title report dated 08/xx/2022 shows that the subject mortgage was originated onxx
The chain of assignment is complete. The assignment is with xx
 There is a notice of credit card judgment lien on real estate, which was recorded on 11/xx/2008 in the amount of $xx in favor of xx
There is no tax on this property due to exemptions.

According to the payment history as of 6/xx/2022 the borrower is delinquent with the loan for 3 months and the next due date for the regular payment was 03/xx/2022. The last payment was received on 02/xx/2022 in the amount of $599.16(PITI) which was applied for the due date of 02/xx/2022. The monthly P&I is in the amount of $584.27 with an interest rate of 9.320%. The current UPB is $xx.	Collections Comments:The loan is in collection.
As per collection comment dated 04/xx/2022, the borrower's reason for default is curtailment of income. The property is owner occupied. No damage or repair to the property has been found.
The borrower is delinquent with the loan for 3 months and the next due date for the regular payment was 03/xx/2022. The last payment was received on 02/xx/2022 in the amount of $599.16(PITI) which was applied for the due date of 02/xx/2022. The monthly P&I is in the amount of $584.27 with an interest rate of 9.320%. The current UPB is $xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	Field: Borrower #2 Middle Name xx
Field: Original Balance (or Line Amount)   Lxx
																																																																																				Field: Stated Maturity Date Loan Value: 4/xx/2027 Tape Value: Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Final application is missing from the loan file." * ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by all borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
57951345	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$600.10	$557.11	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$646.94	11.450%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated 8/xx/2022, shows the subject mortgage was originated on xx

The chain of assignment is complete.

There is no active judgment and lien.

There is junior mortgage which was recorded onxx

Annual county taxes for the year of 2022 due in the amount of $557.11
According to the payment history as of 6/xx/2022, the borrower is delinquent with the loan for 01 month and the next due date for the regular payment was 05/xx/2022. The last payment was received on 05/xx/2022 in the amount of $646.94 (P&I) which was applied for the due date of 4/xx/2022. The monthly P&I is in the amount of $646.94 with an interest rate of 11.449%. The current UPB is reflected in tape for the amount of $xx.	Collections Comments:The loan is currently in collection.
According to the payment history as of 6/xx/2022, the borrower is delinquent with the loan for 01 month and the next due date for the regular payment was 05/xx/2022. The last payment was received on 05/xx/2022 in the amount of $646.94 (P&I)  which was applied for the due date of 4/xx/2022. The monthly P&I is in the amount of $646.94  with an interest rate of  11.449%. The current UPB is reflected in tape for the amount of $xx.

The reason for default is borrower's income is impacted by covid-19.

This adjustment of terms agreement was made between Lender and borrower on 03/xx/2015. As per the modified term, the new principal balance is $xx. The borrower promises to pay $646.94 monthly with a modified interest rate of 11.450% beginning from xx with a maturity date of 08/xx/2042.

No foreclosure activity has been found.

No bankruptcy record has been found.

No information has been found related damage or repairs.

Subject property is owner occupied and in good condition

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $1649.80 |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)  xx
Field: Original CLTV Ratio Percent  xx
Field: Original Standard LTV (OLTV)   xx
Field: Payment History String   Loan Value: 000000123444444444444444   Tape Value: 3CCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444444321000000   Tape Value: CCCCCCCCCCCCCCCCCCCCCCC3   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 5/xx/2039 Tape Value: 6/xx/2042 Variance: -1127 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "According to the appraisal report located at “xx”, the subject property is manufactured house. ALTA 7 endorsement is not incorporated with final title policy. Affidavit of affixation is missing from the loan file. Also, the VIN# is not available in the legal description of the recorded mortgage. Hence, unable to determine whether the home is affixed to the land."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "This loan failed the NC rate spread home loan test due to:

Loan failed NC RSHL Modified HMDA APR threshold test due to APR calculated 11.580% exceeds APR threshold of 6.660% over by +4.920%.

Loan failed NC RSHL Conventional Mortgage Rate APR threshold test due to APR calculated 11.580% exceeds APR threshold of 6.600% over by +4.980%.

This loan failed the DTI provided test due to the debt-to-income ratio was not provided as final loan application is missing from the loan documents.

This loan failed the documentation type test due to the loan is a rate spread home loan and the document type is "No
Documentation""
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by all borrower."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
71556040	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$1,423.92	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,107.05	10.064%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 08/xx/2022, shows that the subject mortgage was originated on xx
The chain of assignments has been completed. The mortgage is currently assigned to "xx", which was recorded on 07/xx/2022.
No active liens and judgments have been found against the borrower and subject property.
The 2021 county annual taxes have been paid; partial amount in the amount of $xx on 05/xx/2022.
The 2021 county annual taxes have been paid in the amount of $391.26 on 05/xx/2022.
No prior year’s delinquent taxes have been found.	According to the payment history as of 06/xx/2022, the borrower has been delinquent for 4 months and the next due date for the regular payment is 02/xx/2022. The last payment was received on 01/xx/2022 in the amount of $xx (PITI) which was applied for the due date of 01/xx/2022. The monthly P&I is in the amount of $xx with an interest rate of 10.064%. The current UPB is reflected in tape for the amount of $xx.	Collections Comments:The loan is currently in bankruptcy. According to the payment history as of 06/xx/2022, the borrower has been delinquent for 4 months and the next due date for the regular payment is 02/xx/2022. The last payment was received on 01/xx/2022 in the amount of $xx (PITI) which was applied for the due date of 01/xx/2022. The monthly P&I is in the amount of $xx with an interest rate of 10.064%. The current UPB is reflected in tape for the amount of $xx.
The reason for default is unable to be determined. According to the PACER, the borrower "xx had filed the bankruptcy under chapter 13 with xx The date of last filing bankruptcy is 08/xx/2022 and bankruptcy is still active. No evidences have been found regarding the current/prior foreclosure proceedings.

Update: No any additional information found in recent collection comments.
CC available from 11/xx/2022 to 07/xx/2024 and missing from 08/xx/2022 to 10/xx/2022.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower had filed the bankruptcy under chapter 13 withxxAs per voluntary petition schedule D shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. Hence, the unsecured portion is $0.00. The POC was filed on 04/xx/2022 for the secured claim amount of $xx and the amount of arrearage is $0.00. The amended chapter 13 plan was filed on 04/xx/2022, and confirmed on 08/xx/2022. The borrower shall pay to the trustee $425.00 for 60 months. The date of last filing bankruptcy is 08/xx/2022 and bankruptcy is still active.	Not Applicable	Credit Application Missing Required State Disclosures	Field: Borrower #2 Last Name xx
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 365/365   Variance:    Variance %:    Comment: 360/360   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Lxx
Field: Original CLTV Ratio Percent   xx
Field: Original Standard LTV (OLTV) xx
Field: Original Stated Rate   Loan Value: 10.06440%   Tape Value: 10.06400%   Variance: 0.00040%   Variance %: 0.00040%   Comment: 10.06440%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000000000000000001MMMM   Tape Value: 963CCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: 443210000000000000000000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMM10000000000000000000   Tape Value: CCCCCCCCCCCCCCCCCCC3C369   Variance:    Variance %:    Comment: 000000000000000000012344   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 10/xx/2026 Tape Value: 12/xx/2026 Variance: -61 (Days) Variance %: Comment: 10/xx/2026 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final 1003 application is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx  The following state disclosures are missing in the loan file;
Freedom to Choose Insurance Company and Insurance Professional."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "The right of rescission document is not hand dated by the borrowers."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
59495125	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$381.05	12.340%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 08/xx/2022 shows that the subject mortgage was originated on xx

The chain of assignment has been completed. The last assignment is with xx

No active liens and judgments have been found against borrower and property.

There are no prior year real estate delinquent taxes.
According to the payment history as of 06/xx/2022, the borrower is delinquent for 2 months. The last payment was received on 05/xx/2022, which was applied for the due date of 03/xx/2022 and the next due date for payment is 04/xx/2022. The P&I is in the amount of $381.05 and PITI is in the amount of $381.05. The UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The current status of the loan is collection.
According to the payment history as of 06/xx/2022, the borrower is delinquent for 2 months. The last payment was received on 05/xx/2022, which was applied for the due date of 03/xx/2022 and the next due date for payment is 04/xx/2022. The P&I is in the amount of $381.05 and PITI is in the amount of $381.05. The UPB reflected as per the payment history is in the amount of $xx.
As per comment dated 08/xx/2021, the RFD is curtailment of income.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence of damage or repairs has been found.

Update:
No any additional information found in recent collection comments.
The collection comment history is incomplete. The collection comments are available from 11/xx/2022 to 07/xx/2024. We are missing the latest 24 months of collection comments for review. The collection comments are missing from 08/xx/2022 to 10/xx/2022.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Origination Appraisal	Field: Current Legal Status Loan Value: Collections, < 60 Days Tape Value: Collections |---| |----| Comment: updated as per review. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: Unavailable   Tape Value: 10/xx/2021   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 365/365   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)  xx
Field: Original CLTV Ratio Percent  xx
Field: Original Standard LTV (OLTV)  xx
Field: Payment History String   Loan Value: 11011110100111110001MMMM   Tape Value: 399963C3CCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMM10001111100101111011   Tape Value: CCCCCCCCCCCCCCCC3C399993   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 9/xx/2037 Tape Value: 9/xx/2037 Variance: -3 (Days) Variance %: Comment: updated as per review. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application signed by the borrower is missing from the loan documents."
* Application Not Signed by All Borrowers (Lvl 2)     "Final application signed by the borrower is missing from the loan documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase risk indicator is moderate due to-
TILA Finance Charge Test, TILA Foreclosure Rescission Finance Charge Test and TILA APR Test failed."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA test is failed due to-
TILA Finance Charge Test failed - The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100.

TILA Foreclosure Rescission Finance Charge Test failed-
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $35.

TILA APR Test failed-The annual percentage rate (APR) is 12.969%. The disclosed APR of 12.770% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Missing Appraisal (Lvl 2)     "Appraisal is older than 120 days. Latest appraisal is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
92809793	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$514.56	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$681.76	10.600%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	10/xx/2010	$64,141.79	$1,767.40	10.100%	$655.72	04/xx/2011	Financial Hardship	According to the updated title report dated 8/xx/2022, the subject mortgage was originated on xx
The chain of assignment has been completed. Currently, the assignment is with the xx
No active liens and judgments have been found against the borrower and subject property.
County annual taxes for the year of 2022 were due on 9/xx/2022 in the amount of $506.68.
No prior year delinquent taxes have been found.

According to a review of the payment history as of 6/xx/2022, the borrower is currently delinquent for 3 months with the loan and the next due date for the regular payment is 3/xx/2022. The last payment was received on 2/xx/2022 total in the amount of PITI $655.72 which includes P&I $655.72 with the rate of interest 10.100%, which was applied for the due date of 2/xx/2022. The UPB reflected in the latest payment history is in the amount of $xx.	Collections Comments:According to the review of the servicing comments, the loan is currently in collection. As per the payment history as of 6/xx/2022, the borrower is currently delinquent for 3 months with the loan and the next due date for the regular payment is 3/xx/2022. The UPB reflected in the latest payment history is in the amount of $xx.
As per comment dated 3/xx/2022, borrower’s income is impacted by covid-19. FB plans ran and were extended several times from 3/xx/2022.
As per the servicing comments, the subject property has been occupied by the owner.  As per servicing comment dated 3/xx/2022, the subject property has been affected by natural disaster. Estimated cost is not available. No details provided regarding completion of repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The adjustment of terms agreement was made on 10/xx/2010. As per the modified terms, the new principal balance is $xx with the deferred amount of $xx. The borrower has promised to pay the amount of $655.72 with the interest rate of 10.10% beginning on xx till maturity date of 6/xx/2028.	Credit Application	Field: Deferred Balance Amount Loan Value: $1767.40 Tape Value: $1778.08 |---| $-10.68 |----| -0.60064% Comment: As per mod Tape Source: Initial Tape Type:
Field: Forbearance Plan Start Date   Loan Value: 3/xx/2022   Tape Value: 3/xx/2022   Variance: -6 (Days)   Variance %:    Comment: As per comments   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: As per note   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)  xx
Field: Original CLTV Ratio Percent   xx
Field: Original Standard LTV (OLTV)  xx
Field: Payment History String   Loan Value: 000000000000000000001234   Tape Value: 63CCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: Payment history string is 321000000000000000000000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 432100000000000000000000   Tape Value: CCCCCCCCCCCCCCCCCCCCCC36   Variance:    Variance %:    Comment: Payment history string reversed is 000000000000000000000123   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 6/xx/2028   Tape Value: 2/xx/2028   Variance: 121 (Days)   Variance %:    Comment: As per mod   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Single Family Variance: Variance %: Comment: As per appraisal Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed. As per appraisal report located at “xx” the subject property type is a manufactured home. Short form policy does not incorporated ALTA 7 Endorsement with it. VIN# is not provided with the legal description of subject mortgage. Tax certificate attached with the updated title does not reflect separate assessment for land and building. However, there is no evidence found of affixation affidavit."		* Application Missing (Lvl 2) "Final application is missing from the loan file." * ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
30923168	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$566.88	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$875.87	8.663%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 8/xx/2022, the subject mortgage was originated on xx The chain of assignments has been completed. Currently, the assignment is xx No active judgments or liens have been found. Annual combined taxes of 2022 have been due in the amount of $566.88 on 12/xx/2022. No prior year delinquent taxes have been found.	According to the payment history as of 6/xx/2022, the borrower is currently delinquent for 2 months and the next due date for payment is 4/xx/2022. The last payment was received on 5/xx/2022 in the amount of $824.50 which was applied for due date 3/xx/2022. The current P&I is in the amount of $675.84 and current PITI is in the amount of $824.50 with an interest rate of 4.999%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the loan is in bankruptcy.

According to the payment history as of 6/xx/2022, the borrower is currently delinquent for 2 months and the next due date for payment is 4/xx/2022. The last payment was received on 5/xx/2022 in the amount of $824.50 which was applied for due date 3/xx/2022. The current P&I is in the amount of $675.84 and current PITI is in the amount of $824.50 with an interest rate of 4.999%. The current UPB reflected as per the payment history is in the amount of $xx.

There is no evidence regarding the foreclosure in the loan file.
Further details not provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower “xx" had filed the bankruptcy under chapter 13 with xx. The POC was filed by the creditor "xx” on 5/xx/2018 for the secured claim amount of $xx and the amount of arrearage is $xx. The plan was confirmed on 7/xx/2018. The date of last filing bankruptcy is 8/xx/2022.

Not Applicable	Credit Application HUD-1 Closing Statement Origination Appraisal Right of Rescission	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $3579.61 |---| |----| Comment: Change. Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Change.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: Change.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Change.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $112221.86   Tape Value: $112222.00   Variance: $-0.14   Variance %: -0.00012%   Comment: Change.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 93.518%   Tape Value: 93.520%   Variance: -0.002%   Variance %: -0.00200%   Comment: Change.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 93.518%   Tape Value: 93.520%   Variance: -0.002%   Variance %: -0.00200%   Comment: Change.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000000000000001MMM321M   Tape Value: 333333633333366666666666   Variance:    Variance %:    Comment: Change.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: M123MMM10000000000000000   Tape Value: 666666666363333336333333   Variance:    Variance %:    Comment: Change.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: 3/xx/2036 Tape Value: 12/xx/2036 Variance: -284 (Days) Variance %: Comment: Change. Tape Source: Initial Tape Type:	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The Final HUD-1 along with Preliminary HUD-1 are missing from the loan file. However, itemization of amount financed is available at "xx	* Application Missing (Lvl 2) "Final application is missing from the loan files." * Missing Appraisal (Lvl 2) "Appraisal is missing from the loan files." * Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan files."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$1,500.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
99470237	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$0.00	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$254.98	12.000%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 08/xx/2022 reflects that the subject mortgage was originated on xx
The chain of the assignment has been completed. Currently, the mortgage assignment is with xx which was recorded on 08/xx/2022.
No active liens and judgments have been found against the borrower and the property.
No prior year’s delinquent taxes have been found.

According to a review of the payment history as of 6/xx/2022, the borrower is currently delinquent for 6 months with the loan and the next due date for the regular payment is 12/xx/2021. The last payment was received on 4/xx/2022 total in the amount of PITI $330.43 which includes P&I $240.03 with the rate of interest 11.000%, which was applied for the due date of 11/xx/2021. The UPB reflected in the latest payment history is in the amount of $xx.

Collections Comments:According to the review of the servicing comments, the loan is currently in collection. As per the payment history as of 6/xx/2022, the borrower is currently delinquent for 6 months with the loan and the next due date for the regular payment is 12/xx/2021. The UPB reflected in the latest payment history is in the amount of $xx.
As per comment dated 4/xx/2021, borrower’s income is impacted by covid-19. FB plans ran and were extended several times from 5/xx/2021.
As per the servicing comments, the subject property has been occupied by the owner.  As per servicing comment dated 10/xx/2021, the subject property has been affected by natural disaster. Estimated cost is not available. No details provided regarding completion of repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Required State Disclosures	Field: Borrower #1 Middle Name xx
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 30/360   Variance:    Variance %:    Comment: Interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xx   Tape Value: $xx Variance: $-0.05   Variance %: -0.00021%   Comment: Original balance is $xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000000000000000000MMMMM   Tape Value: 99999999999999999963C3CC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: MMMMM0000000000000000000 Tape Value: CC3C36999999999999999999 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl 2) "The subject property is located in xx The following required state disclosures are missing from the loan file.
1. Authorization Fees, Charges and Expenses for Federally Related Mortgage Loans
2. Anti-Tying Disclosure
3. Financial Institution Choice of Insurance Disclosure"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
47626730	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,615.31	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,219.09	9.499%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 8/xx/2022, the subject mortgage was originated on xx

The chain of assignment is with the xx recorded on 7/xx/2022.

No active judgments/liens have been found in the updated title report against the borrower/subject property.

Annual county taxes for the year 2021 have been paid in the amount of $xx on 11/xx/2021.

No delinquent taxes have been found.
According to the payment history as of 6/xx/2022, the borrower is delinquent for 8 months. The last payment was received on 9/xx/2021 which was applied to 9/xx/2021. The next due date for payment is 10/xx/2021. The P&I is in the amount of $850.00 and PITI is in the amount of $xx. The UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The loan is currently in collections. According to the payment history as of 6/xx/2022, the borrower is delinquent for 8 months. The last payment was received on 9/xx/2021 which was applied to 9/xx/2021. The next due date for payment is 10/xx/2021. The P&I is in the amount of $850.00 and PITI is in the amount of $xx. The UPB reflected as per the payment history is in the amount of $xx.
As per the comment dated 2/xx/2022, the borrower’s income has been affected by covid-19.
As per the comment dated 2/xx/2022, the subject property is owner-occupied.
No evidence has been found regarding bankruptcy or foreclosure proceedings in comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application	Field: Current Legal Status Loan Value: Collections, >= 120 Days Tape Value: Collections, 60-119 Days |---| |----| Comment: The loan is currently in collections. According to the payment history as of 6/xx/2022, the borrower is delinquent for 8 months. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $6970.03   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   xx
Field: Original CLTV Ratio Percent  xx
Field: Original Standard LTV (OLTV) xx
Field: Original Stated Rate   Loan Value: 9.49920%   Tape Value: 9.49900%   Variance: 0.00020%   Variance %: 0.00020%   Comment: 9.49%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000000000000000000MMMMM   Tape Value: 9999963CCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: 444444321000000000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMM0000000000000000000   Tape Value: CCCCCCCCCCCCCCCCC3699999   Variance:    Variance %:    Comment: 444444321000000000000000.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 10/xx/2036 Tape Value: 4/xx/2044 Variance: -2739 (Days) Variance %: Comment: 10/xx/2036. Tape Source: Initial Tape Type:	3: Curable	* Lost Note Affidavit (Lvl 3) "As per the lost note affidavit located at xx, the original note was not located. The copy of the note is attached with the lost note affidavit."	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "1. This loan failed the TILA finance charge test. The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100.

2. This loan failed the TILA foreclosure rescission finance charge test. The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $35."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
54873228	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,138.44	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$497.96	6.955%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 08/xx/2022, the subject mortgage was originated onxx

The chain of mortgage assignment has been completed. Currently, the mortgage assignment is with xx

No active judgments or liens have been found against the subject property and borrower.

Annual borough taxes for the year 2022 have been paid off in the amount of $790.53 on 04/xx/2022.

Annual county taxes for the year 2022 have been paid off in the amount of $471.57 on 04/xx/2022.

Annual school taxes for year 2022/2023 was due on 10/xx/2022 in the amount of $1850.59.

No delinquent taxes have been found.

According to the payment history as of 6/xx/2022, the borrower is currently 8 months delinquent with the loan. Last payment was received on 4/xx/2022 which was applied to 9/xx/2021. The next due date for payment is 10/xx/2021. The P&I is in the amount $497.96 with an interest rate as per payment history is 6.955%. The current UPB reflected is in the amount of $xx.	Collections Comments:As per the review of collection comments, the current status of the loan is collection.

According to the payment history as of 6/xx/2022, the borrower is currently 8 months delinquent with the loan. Last payment was received on 4/xx/2022 which was applied to 9/xx/2021. The next due date for payment is 10/xx/2021. The P&I is in the amount $497.96 with an interest rate as per payment history is 6.955%. The current UPB reflected is in the amount of $xx.

The collection comment dated 4/xx/2020 borrower’s income impacted due to covid-19.

Forbearance plan being offered on loan. The collection comment dated 4/xx/2020 the forbearance plan started from 4/xx/2020. Forbearance plan ran and were extended from 7/xx/2020.

No evidence has been found regarding foreclosure.

No evidence has been found regarding bankruptcy.

As per BPO report dated 7/xx/2022 the subject property is occupied by unknown party and is in average condition.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Origination Appraisal	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $1552.75 |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: As per the note the original interest rate is 6.9552%. However, as per the seller tape data as of 6/xx/2022, the current interest rate is 6.955%.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: 1/xx/2021   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)  xx
Field: Original CLTV Ratio Percent  xx
Field: Original Standard LTV (OLTV)  xx
Field: Original Stated Rate   Loan Value: 6.95520%   Tape Value: 6.95500%   Variance: 0.00020%   Variance %: 0.00020%   Comment: 6.9552%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 01103210000032100321MMMM   Tape Value: 999999966333963CCC63CC33   Variance:    Variance %:    Comment: Payment history string is 444444321421112304441001.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: MMMM12300123000001230110 Tape Value: 33CC36CCC969333669999999 Variance: Variance %: Comment: Payment history string reversed is 444444321421112304441001. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase risk indicator is moderate due to-
TILA Foreclosure Rescission Finance Charge Test failed."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA test failed due to-
TILA Foreclosure Rescission Finance Charge Test- The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $35."
* Missing Appraisal (Lvl 2)     "Appraisal report at origination is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
13111890	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$204.38	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$574.21	10.310%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 8/xx/2022, the subject mortgage was originated on xx

The chain of assignments has been completed. Currently, the assignment is xx. Its successors and assigns.

No active judgments or liens have been found.
There is an active junior mortgage against the subject property in the favor of “xx

Annual county taxes of 2021 have been paid in the amount of $204.38 on 2/xx/2022.

No prior year delinquent taxes have been found.

According to the payment history as of 6/xx/2022, the borrower is currently delinquent for 1 month and the next due date for payment is 5/xx/2022. The last payment was received on 5/xx/2022 in the amount of $xx which was applied for due date 4/xx/2022. The current P&I is in the amount of $539.59 and current PITI is in the amount of $571.76 with an interest rate of 9.310%. The current UPB reflected as per the payment history is in the amount is $xx.	Collections Comments:According to servicing comments, the loan is in collection.

According to the payment history as of 6/xx/2022, the borrower is currently delinquent for 1 month and the next due date for payment is 5/xx/2022. The last payment was received on 5/xx/2022 in the amount of $xx which was applied for due date 4/xx/2022. The current P&I is in the amount of $539.59 and current PITI is in the amount of $571.76 with an interest rate of 9.310%. The current UPB reflected as per the payment history is in the amount is $xx.
There is no evidence regarding foreclosure in the loan file.

Further details not provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower “xx" had filed the bankruptcy under chapter 13 with xx. The plan confirmed on 6/xx/2008. The date of last filing bankruptcy is 10/xx/2011, Debtor discharged 07/xx/2011, terminated on 10/xx/2011 and bankruptcy is discharged.	Not Applicable	Credit Application	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Change. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 365/365   Variance:    Variance %:    Comment: Change.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Change.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)  xx
Field: Original CLTV Ratio Percent  xx
Field: Original Standard LTV (OLTV) xx
Field: Payment History String   Loan Value: 111111214444444444444444   Tape Value: 33333333CCCC3CCCCCCCCCCC   Variance:    Variance %:    Comment: Change.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 444444444444444412111111 Tape Value: CCCCCCCCC3C3CCCC33333333 Variance: Variance %: Comment: Change. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from loan files."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "ComplianceEase risk indicator is elevated due to- GSE (Fannie Mae public guidelines) Prepayment Penalty Term Test failed."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR not hand dated by borrower."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
72135750	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Yes	Yes	Not Applicable	First	$0.00	$534.54	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$631.63	9.820%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	$554.55	Unavailable	Unavailable	As per the review of the updated title report dated 08/xx/2022, the subject mortgage was originated on xx
The chain of assignment is been completed. Currently the mortgage is with xx
No active judgments or liens found.
Annual county taxes for 2021 have been paid in full in the amount of $513.16 on 11/xx/2021.
No prior year delinquent taxes have been found.
According to payment history as of 06/xx/2022, the borrower is currently delinquent for 06 months and the next due date for payment is 12/xx/2021. The last payment was received in the amount of $554.55 which was applied for due date 11/xx/2021. The current P&I is in the amount of $554.55 and current PITI is in the amount of $554.55 with an interest rate of 9.320%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The subject loan is in collections.
According to payment history as of 06/xx/2022, the borrower is currently delinquent for 06 months and the next due date for payment is 12/xx/2021. The last payment was received in the amount of $554.55 which was applied for due date 11/xx/2021. The current P&I is in the amount of $554.55 and current PITI is in the amount of $554.55 with an interest rate of 9.320%. The current UPB reflected as per the payment history is in the amount of $xx.
Assignment of terms agreement was made on 11/xx/2009, stating the new principal balance is in the amount of $xx with the interest rate of 9.32%.
Comment dated 02/xx/2022 shows borrower lost his job due to Covid-19. As per comment dated 06/xx/2021, the FB plan was approved by the servicer from 02/xx/2021. Per comment dated 03/xx/2021, the FB plan was extended for 12 months. No further details provided.
As per BPO report dated 06/xx/2022 located at “xx”, the subject property is vacant and in a secure condition. No damage or repairs reflected on the BPO report.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed rate mortgage with P&I of $631.63 with the rate of interest 9.82% and a maturity date of the loan is 04/xx/2026. The P&I as per updated payment history as of the date is $554.55 and rate of interest is 9.320% also tape shows that the maturity date is extended to 02/xx/2032, however, there is a reduction in P&I and rate of interest with respect to original Note data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.	Credit Application Missing Required State Disclosures	Field: Current Legal Status Loan Value: Collections, >= 120 Days Tape Value: Collections, 60-119 Days |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Unavailable   Tape Value: $15120.68   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: 11/xx/2021   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   xx
Field: Original CLTV Ratio Percent   xx
Field: Original Standard LTV (OLTV)  xx
Field: Payment History String   Loan Value: 000000100MMMMMMMMMMMMMMM   Tape Value: 999963CC9999999999999996   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: MMMMMMMMMMMMMMM001000000 Tape Value: 6999999999999999CC399999 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "ComplianceEase risk indicator is moderate due to TILA Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL
Loan Data $xx Comparison Data $xx Variance -$311.69
This loan failed the TILA finance charge test.( 12 CFR §1026.38(o)(2) )
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100.

TILA Foreclosure Rescission Finance Charge Test: FAIL
Loan Data $xx Comparison Data $xx Variance -$311.69
This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR §226.23(h) )
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $35."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Florida. The following state disclosures are missing in the loan file.
1. Anti-Coercion Notice.
2. Title Insurance Disclosure.
3. Radon Gas Disclosure.
4. Insurance Sales Disclosure."
* Property is Manufactured Housing (Lvl 2)     "As per appraisal report located on “xx” at “Pg# 101” and per updated title report dated 08/xx/2022  located at” Ln#xx.pdf” state that the subject property type is a manufactured home. The affidavit of affixation is not available in the loan file. However, the VIN# xx number is available in the mortgage legal description. The ALTA 7 Endorsement is not attached with the final title policy. Hence, unable to determine whether the home is attached to the permanent foundation. Per PT comment, mobile home not retired.""
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "Right of rescission document is not hand dated by the borrowers."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
6264163	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$505.33	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$479.07	9.250%	240	xx	xx	Conventional	Fixed	Refinance	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 8/xx/2022, the subject mortgage was originated on xx The chain of assignment has been completed, currently the assignment is with xx There are no active liens and judgments found against the borrower. Annual taxes for the year 2021-2022 will be due on 01/xx/2023 for the amount of $1010.66. No prior year tax delinquency has been found.	According to the payment history as of 6/xx/2022, the borrower is currently delinquent for 19 months and the next due date for payment is 11/xx/2020. The last payment was received on 12/xx/2020 in the amount of $581.08 which was applied for due date 10/xx/20220 The current P&I is in the amount of $479.07 and current PITI is in the amount of $561.41 with an interest rate of 9.250%. The current UPB reflected as per the payment history is in the amount is $xx.	Collections Comments:According to servicing comments, the loan is in collection.

According to the payment history as of 6/xx/2022, the borrower is currently delinquent for 19 months and the next due date for payment is 11/xx/2020. The last payment was received on 12/xx/2020 in the amount of $581.08 which was applied for due date 10/xx/20220 The current P&I is in the amount of $479.07 and current PITI is in the amount of $561.41 with an interest rate of 9.250%. The current UPB reflected as per the payment history is in the amount is $xx.

There is no evidence regarding the foreclosure in the loan file. The borrower’s willingness to pay is average and servicing rating metes expectation.

As per comment dated 4/xx/2021, the borrower’s income is impacted by covid-19. The servicer provided FB plan which started from 4/xx/2021.

As per the loan document dated 5/xx/2022 which is located at “/xx". Damage to the Property of Others has been found. The estimated repairs total cost is $xx.

The subject property is owner occupied.

Further details not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Current Legal Status Loan Value: Collections Tape Value: Collections, 60-119 Days |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $1641.12   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent xx
Field: Original Standard LTV (OLTV)   xx
Field: Payment History String   Loan Value: 00100000000000000MMMMMMM   Tape Value: 9999999999999999633C3CC3   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMMMM00000000000000100   Tape Value: 3CC3C3369999999999999999   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final loan application is missing from the loan file."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the bona fide discount points test due the loan is a first lien mortgage and has a principal amount that is greater than or equal to xx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate."
* Missing Appraisal (Lvl 2)     "Appraisal report at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$18,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
24507555	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$192.59	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$510.50	10.500%	181	xx	xx	Conventional	Fixed	Refinance	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	05/xx/2020	$25,062.97	Not Applicable	10.000%	$354.89	05/xx/2020	Financial Hardship	The review of the updated title report dated 09/xx/2022 shows that the subject mortgage was originated on xx

The chain of assignments has been completed. The mortgage is currently assigned to "xx
No active judgments or liens were found.

The annual combined taxes for the year of 2021 have been paid in the amount of $192.59 on 01/xx/2022.

No prior year’s delinquent taxes have been found.	According to the payment history as of 06/xx/2022, the borrower has been delinquent for 01 month and the next due date for the regular payment is 05/xx/2022. The last payment was received on 05/xx/2022 in the amount of $396.77 (PITI) which was applied for the due date of 04/xx/2022. The monthly P&I is in the amount of $354.89 with an interest rate of 10.00%. The current UPB is reflected in tape for the amount of $xx.	Collections Comments:The current status of the loan is in collection.
According to the payment history as of 06/xx/2022, the borrower has been delinquent for 01 month and the next due date for the regular payment is 05/xx/2022. The last payment was received on 05/xx/2022 in the amount of $396.77 (PITI) which was applied for the due date of 04/xx/2022. The monthly P&I is in the amount of $354.89 with an interest rate of 10.00%. The current UPB is reflected in tape for the amount of $xx.

As per PACER report borrower has not filed bankruptcy since loan origination.

As per servicing comment dated 05/xx/2018, the foreclosure was initiated in year 2018 with the loan. However, as per servicing comment dated 12/xx/2018, the foreclosure has been put on hold due to modification and the loan was modified on dated 02/xx/2019. No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings.

As per servicing comment unable to determine the reason for default.

No information has been found regarding the forbearance plan.

As per the servicing comment dated 12/xx/2018, the litigation matter has been found. However, unable to determine the reason for litigation and no comment found which state litigation has been resolved.

No comment regarding damage and repairs located to the subject property.

As per latest BPO dated 07/xx/2022 located at “xx”, the subject property is owner occupied and is in average condition.

As per collection comments dated 03/xx/2022, the borrower is not impacted by Covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The step modification agreement was signed between the borrower "xx" with an effective date of 05/xx/2020 shows the new modified unpaid principal balance is $xx. The borrower agreed to pay the modified monthly P&I of $354.89 with a modified interest rate of 10.00% starting on xx which will get changed in 02 steps until the new maturity date of 03/xx/2029. The rate will change in 02 steps which end with 10.50%. There is no deferred balance and principal forgiven amount.	Affiliated Business Disclosure Credit Application Good Faith Estimate HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Current Legal Status Loan Value: Collections, < 60 Days Tape Value: Collections |---| |----| Comment: Collection,<60 Days Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: 5/xx/2020   Tape Value: 6/xx/2020   Variance: -55 (Days)   Variance %:    Comment: 05/xx/2020   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 5/xx/2020   Tape Value: 5/xx/2025   Variance: -1826 (Days)   Variance %:    Comment: 05/xx/2020   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 3/xx/2029 Tape Value: Variance: Variance %: Comment: 03/xx/2029 Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed to the land. An appraisal report at time of origination is missing from the loan file and the seller’s tape data shows that the subject property type is “manufactured house”. However, BPO report dated 07/xx/2022 located at “xx states that the subject property type is a manufactured home. The affidavit of affixation is not available in the loan file. A manufactured home rider is not attached with a recorded mortgage. The ALTA 7 Endorsement is not attached with the final title policy. Also, the VIN# is not available in the legal description of the recorded mortgage."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and itemization of amount financed is missing in the loan file."	* Application Missing (Lvl 2) "The final 1003 application is missing from the loan documents."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "The final good faith estimate is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "The right of rescission document is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
41020257	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$820.30	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,225.59	12.340%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	02/xx/2022	$126,430.36	$0.00	3.125%	$461.76	02/xx/2022	Financial Hardship	The review of the updated title report dated 08/xx/2022 shows that the subject mortgage was originated onxx

No active judgments or liens were found.

The 1st installment of county taxes for the year 2021 has been paid in the amount of $410.15 on 04/xx/2022.

The 2nd installment of county taxes for the year 2021 has been paid in the amount of $410.15 on 10/xx/2022.
No prior year’s delinquent taxes have been found.	According to the payment history as of 06/xx/2022 the borrower is delinquent with the loan for 1 month and the next due date for the regular payment was 05/xx/2022. The last payment was received on 04/xx/2022 in the amount of $571.08 (PITI) which was applied for the due date of 04/xx/2022. The monthly P&I is in the amount of $461.76 with an interest rate of 3.125%. The current UPB is reflected in tape for the amount of $xx.	Collections Comments:The loan is in collections.
According to the payment history as of 06/xx/2022 the borrower is delinquent with the loan for 1 month and the next due date for the regular payment was 05/xx/2022. The last payment was received on 04/xx/2022 in the amount of $571.08 (PITI) which was applied for the due date of 04/xx/2022. The monthly P&I is in the amount of $461.76 with an interest rate of 3.125%. The current UPB is reflected in tape for the amount of $xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
As per latest BPO report dated 07/xx/2022, no information has been found related damage or repairs.
As per servicing comment dated 03/xx/2022, borrower was impacted due to Covid.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was signed between the borrower and lender with an effective date of 02/xx/2022. The new modified unpaid principal balance is $xx. The borrower agreed to pay the modified monthly P&I of $461.76 with a modified interest rate of 3.125% starting on xx and continuing until the new maturity date of 01/xx/2062. There is no deferred balance and principal forgiven amount.	Credit Application Missing Required State Disclosures	Field: Interest Calculation Type Loan Value: 360/360 Tape Value: In Arrears |---| |----| Comment: 360/360 Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   xx
Field: Original CLTV Ratio Percent   xx
Field: Original Standard LTV (OLTV)   xx
Field: Payment History String   Loan Value: 111111112222433444444443   Tape Value: 3C6399999999999999996396   Variance:    Variance %:    Comment: 1M00000000000000000MMM0M   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 344444444334222211111111   Tape Value: 6936999999999999999636C3   Variance:    Variance %:    Comment: M0MMM00000000000000000M1   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Debt consolidation   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Debt Consolidation   Tape Source: Initial   Tape Type:
Field: Subject Property Type xx	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "The home is not affixed to the land. An appraisal report at the time of origination located at “xx” shows the type of subject property as a manufactured home. However, the Affidavit of Affixation is not available in the loan file. The ALTA 7 Endorsement is not attached with the final title policy. Also, the VIN# is not available in the legal description of the recorded mortgage."	* Application Missing (Lvl 2) "The final application is missing from the loan file. However, values are updated from credit application located at xx
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The Compliance Ease Risk indicator is "moderate” due to:
Interest Rate Test failed."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "ComplianceEase state regulations test failed due to-
Interest Rate Test failed- The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx The following state disclosures are missing in the loan file;
1) Choice of Insurance Notice
2)Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application    ."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "The right of rescission is not hand-dated by the borrower; the date is printed on the right of rescission document."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
52041732	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$433.06	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$214.78	11.050%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the pro-title dated 8/xx/2022, the subject mortgage originated onxx
Chain of assignment has been completed. Currently, the mortgage is with xx which was recorded on 5/xx/2017.
There is a tax mortgage in the favor of xx, a xx limited liability company which was recorded on xx in the amount of $xx.
There is a judgment in the favor of xx which was recorded on 4/xx/2018.
Annual combined taxes of 2021 have been paid in the amount of $433.06.
No prior year’s delinquent taxes have been found.
According to the payment history as of 6/xx/2022, the borrower is delinquent for 2 months and the next payment is due for 4/xx/2022. The last payment was received on 4/xx/2022 which was applied to 3/xx/2022 in the amount of $214.78. The P&I in the amount of $214.78 and PITI in the amount of $214.78. The current UPB reflected is in the amount of $xx.	Collections Comments:The loan is currently in collections and the next payment is due for 4/xx/2022. The last payment was received on 4/xx/2022 which was applied to 3/xx/2022 in the amount of $214.78. No records for foreclosure and bankruptcy have been found. As per the comment dated 5/xx/2022, the RFD is curtailment of income. No repairs and damages have been found. The property is owner occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Missing Required State Disclosures Origination Appraisal	Field: Current Legal Status Loan Value: Collections, < 60 Days Tape Value: Collections |---| |----| Comment: The loan is currently in collections and the next payment is due for 4/xx/2022. The last payment was received on 4/xx/2022 which was applied to 3/xx/2022 in the amount of $214.78. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $120.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: As per the note, the interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No Fc activity found.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)  xx
Field: Original CLTV Ratio Percent   xx
Field: Original Standard LTV (OLTV)  xx
Field: Payment History String   Loan Value: 000000000000000000012344   Tape Value: 3CCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: As per the payment history, the string is 210111100100111101110000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 443210000000000000000000   Tape Value: CCCCCCCCCCCCCCCCCCCCCCC3   Variance:    Variance %:    Comment: As per the payment history, the string reversed is 000011101111001001111012   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 1/xx/2027 Tape Value: 1/xx/2027 Variance: -2 (Days) Variance %: Comment: As per the note, the maturity is 02/xx/2027 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 application is missing from the loan documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The Compliance Ease Risk indicator is "moderate” due to the following points:
(1) TILA Finance Charge Test: fail
(2) TILA Foreclosure Rescission Finance Charge Test: fail"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed for the following points:
(1)   The loan failed the TILA Finance Charge Test:
The loan data is $xx and comparison data is $xx; hence, the variance is -$125.32.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100.

(2)   The loan failed the TILA Foreclosure Rescission Finance Charge Test:
The loan data is $xx and comparison data is $xx; hence, the variance is -$125.32.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $35."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the xx The following state disclosures are missing in the loan file;
1. TX Loan Agreement Notice
2. Commitment Requirement/Anti-Tying
3. Choice of Insurance Notice
4. Collateral Protection Insurance Disclosure
5. Non-Deposit Investment Product Disclosure Are there any promotional materials?
6. Insurance Solicitation/Post Commitment Requirement"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "The right of rescission document is not hand dated by the borrowers."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
35234377	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	No	Not Applicable	First	$1,861.78	$6,136.98	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$232.88	10.680%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	07/xx/2021	$23,862.44	Not Applicable	9.680%	$196.65	07/xx/2021	Financial Hardship	According to the updated title report dated 8/xx/2022, the subject mortgage was originated on xx
The chain of assignment is complete. The current assignment is with “xx".
Annual combined taxes of 2020-2021 have been scheduled for tax sale in the combined amount of $xx which were good through till 9/xx/2022. UT alert note also reveals that this property may be subject to tax sale.
Annual school taxes of 2022 are due in the total amount of $xx.
Annual city/county taxes of 2022 were delinquent in the total amount of $xx which were due on 6/xx/2022 & 6/xx/2022 and was good through until 9/xx/2022. However, the delinquent tax amount is greater than 4% of the loan amount.
Annual water/sewer taxes have been delinquent in the total amount of $xx which were good through until 9/xx/2022 & 12/xx/2022. However, the delinquent tax amount is greater than 4% of the loan amount.

Review of payment history as of 6/xx/2022 shows that the borrower is 4 months delinquent with the loan. The next due date is 2/xx/2022. The last payment was received on 2/xx/2022 in the amount of $196.65 with interest rate 9.680 % which was applied for the due date 1/xx/2022. The current UPB as of the date is $xx.	Collections Comments:The current status of the loan is collection.
Review of payment history as of 6/xx/2022 shows that the borrower is 4 months delinquent with the loan. The next due date is 2/xx/2022. The last payment was received on 2/xx/2022 in the amount of $196.65 with interest rate 9.680 % which was applied for the due date 1/xx/2022. The current UPB as of the date is $xx.
No foreclosure and bankruptcy evidence has been found.
As per collection comment dated 11/xx/2021, the borrower’s income is impacted by Covid-19. Forbearance plans ran and were extended several times from 7/xx/2021 to 5/xx/2022.
As per the comment dated 11/xx/2021, the subject property was affected by the natural disaster. The date of loss and estimated damage amount are unable to be determined. According to recent BPO report dated 5/xx/2022 located at “xx, the subject property is owner occupied & no damage was noted.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between borrower “xx” on 7/xx/2021 with the new principal balance of $xx.The borrower has promised to pay the new P&I $196.65 with the interest rate of 9.680% that began from xx till the maturity date 6/xx/2061.	Credit Application	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $0.00 |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: 7/xx/2021   Tape Value: 8/xx/2021   Variance: -55 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   xx
Field: Original CLTV Ratio Percent xx
Field: Original Standard LTV (OLTV)   xx
Field: Payment History String   Loan Value: 000004444444444444444444   Tape Value: 99636333C3C9999996633CCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444444444400000   Tape Value: CCC3366999999C3C33363699   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Unavailable Tape Value: Cash Out - Other Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final loan application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE is moderate due to failure of Interest rate test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the interest rate test
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand signed by borrower."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
99948014	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$426.18	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$508.88	11.450%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	12/xx/2021	$24,023.00	Not Applicable	11.450%	$380.80	01/xx/2022	Financial Hardship	Review of updated title report dated 8/xx/2022 shows subject mortgage was originated on xx

The chain of assignment has been completed. The loan is currently assigned with xx

No active judgments or liens found.

Annual combined taxes of 2021 has been paid off in the amount of $426.18 on 12/xx/2021.

The utility charges for xx are delinquent in the amount of $308.00 good through 9/xx/2012.

As per updated title report, no prior year taxes are delinquent.
The review of updated payment history as of 6/xx/2022, the subject loan is currently delinquent for 3 months and the next due date of payment is 3/xx/2022. The last payment was received in the amount of $445.05 which applied for 2/xx/2022. The current P&I is $380.80 with an interest rate of 11.450%. The UPB as of the date is mentioned in the updated payment history is in the amount of $xx.
Collections Comments:The loan is in collection.

The review of updated payment history as of 6/xx/2022, the subject loan is currently delinquent for 3 months and the next due date of payment is 3/xx/2022. The last payment was received in the amount of $445.05 which applied for 2/xx/2022. The current P&I is $380.80 with an interest rate of 11.450%. The UPB as of the date is mentioned in the updated payment history is in the amount of $xx.

Loan modification agreement was made between borrower and lender on effective date of 12/xx/2021. The borrower agreed to pay the UPB of $xx with a 11.450% interest rate, $380.80 in P&I, and a fixed amortized type for the period starting on xx and ending on 12/xx/2029. The lender had forgiven the principal for the amount of $xx.

No foreclosure activity has been found.

No pertaining bankruptcy-related details have been found.

As per the comment dated 8/xx/2020 the borrower has been impacted by covid-19. Covid-19 FB plans ran and were extended several times from 7/xx/2020.

The property is owner occupied and is in average condition. As per servicing comment dated 08/xx/2021, the subject property has been affected by natural disaster. However, further details are not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between borrower and lender on effective date of 12/xx/2021. The borrower agreed to pay the UPB of $xx with a 11.450% interest rate, $380.80 in P&I, and a fixed amortized type for the period starting on xx and ending on 12/xx/2029. The lender had forgiven the principal for the amount of $xx.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 application is missing from the loan documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Ease Risk Indicator is Moderate due to:
TILA Finance Charge Test Failed.
TILA Foreclosure Rescission Finance Charge Test Failed."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
Loan Data: $xx,Comparison Data: $xx,Variance:-$111.82.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100.

 This loan failed the TILA foreclosure rescission finance charge test.
Loan Data: $xx,Comparison Data: $xx,Variance:-$111.82.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $35."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the xx The following state disclosures are missing in the loan file;
1. TX Loan Agreement Notice
2. Commitment Requirement/Anti-Tying
3. Choice of Insurance Notice
4. Collateral Protection Insurance Disclosure
5. Non-Deposit Investment Product Disclosure Are there any promotional materials?
6. Insurance Solicitation/Post Commitment Requirement"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "The right of rescission document is not hand dated by the borrowers."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
73436902	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$219.85	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$583.26	11.850%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated 9/xx/2022 shows subject mortgage was originated on xx

The chain of assignment has been completed. The loan is currently assigned with xx

No active judgments or liens found.

Annual combined taxes of 2021 has been paid off in the amount of $224.30 on 2/xx/2022

As per updated title report, no prior year taxes are delinquent.
The review of updated payment history as of 6/xx/2022, the subject loan is currently delinquent for 6 months and the next due date of payment is 12/xx/2021. The last payment was received in the amount of $568.47 which applied for 11/xx/2021. The current P&I is $536.88 with an interest rate of 10.850%. The UPB as of the date is mentioned in the updated payment history is in the amount of $xx.	Collections Comments:The loan is in collection. The debtor "xx" had filed for bankruptcy under chapter-13 with the xx. The debtor was discharged on 6/xx/2014 and the case had been terminated on 6/xx/2014.

The review of updated payment history as of 6/xx/2022, the subject loan is currently delinquent for 6 months and the next due date of payment is 12/xx/2021. The last payment was received in the amount of $568.47 which applied for 11/xx/2021. The current P&I is $536.88 with an interest rate of 10.850%. The UPB as of the date is mentioned in the updated payment history is in the amount of $xx.

As per the comment dated 5/xx/2021 the borrower has been impacted by covid-19. Covid-19 FB plans ran and were extended several times from 8/xx/2020.

The property is owner occupied and is in average condition. Information regarding the damage and repair is not available in the latest servicing comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the debtor "xx" had filed for bankruptcy under chapter-13 with the xx. The date of last filing bankruptcy is 6/xx/2014. The plan was confirmed on 12/xx/2009. The POC was filed on 11/xx/2009, the POC amount is $xx and the arrearage amount is $0.00. As per schedule D under voluntary petition the amount of claim without deducting the value of collateral is $xx and the value of collateral supporting the claim is $xx, therefore, the unsecured claim is in the amount of $0.00. The debtor was discharged on 6/xx/2014 and the case had been terminated on 6/xx/2014.	Not Applicable	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Loan Program Info Disclosure Notice of Servicing Transfer	Field: Mod Step Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Stated Maturity Date Loan Value: 3/xx/2036 Tape Value: 3/xx/2036 Variance: -10 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD is available in the loan file located at xx. However, signed page is not available in the loan file."	* Application Missing (Lvl 2) "Application is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan Program disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
29016354	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$769.07	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$543.30	11.930%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	09/xx/2018	$41,205.50	Not Applicable	10.930%	$380.21	09/xx/2018	Financial Hardship	According to the updated title report dated 08/xx/2022, the subject mortgage was originated onxx
Chain of assignment has been completed. Last assignment is with the “xx
No active liens and judgments have been found.
Annual county taxes for the year of 2022 are due in the amount of $427.99 which was due on 02/xx/2023.
Annual county taxes for the year of 2022 are due in the amount of $341.08 which was due on 02/xx/2023.
No prior year delinquent taxes have been found.

According to the payment history as of 06/xx/2022, the borrower has been delinquent for 01 month and the next due date is 05/xx/2022. Last payment was received on 03/xx/2022 in the amount of $684.21. Current P&I is $380.21 and the interest rate of 10.930%. The new UPB is reflected in the amount of $xx.

Collections Comments:The loan is in the collection.
According to the payment history as of 06/xx/2022, the borrower has been delinquent for 01 month and the next due date is 05/xx/2022. Last payment was received on 03/xx/2022 in the amount of $684.21. Current P&I is $380.21 and the interest rate of 10.930%. The new UPB is reflected in the amount of $xx.
Reason for default is unable to be determined.
The loan has been modified on 09/xx/2018.
No foreclosure activity has been found.
No bankruptcy details have been found.
Subject property is owner occupied. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on 09/xx/2018 between the borrower and the lender. As per the modified terms, the new principal balance is $xx. The servicer agreed to forgive in the amount of $7833.96. The debtor has promised to pay in the amount of $380.21 with an interest rate of 10.930% beginning from xx till new maturity date of 08/xx/2058.	Credit Application Notice of Servicing Transfer	Field: Current Legal Status Loan Value: Collections Tape Value: Collections, < 60 Days |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 9/xx/2018   Tape Value: 9/xx/2018   Variance: -24 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)  xx
Field: Original CLTV Ratio Percent  xx
Field: Original Standard LTV (OLTV)  xx
Field: Payment History String   Loan Value: 000000000000000022221MMM   Tape Value: 63CCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: MMM122220000000000000000 Tape Value: CCCCCCCCCCCCCCCCCCCCCC36 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Ease Risk Indicator is Moderate due to:
Brokerage/Finder Fee Test Failed."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the brokerage/finder fee test.
The mortgage loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the xx Rules and
Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than 2% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer disclosure is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
66935808	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	No	Not Applicable	First	$0.00	$57.23	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$270.04	11.119%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/xx/2020	$10,588.40	Not Applicable	11.119%	$113.94	06/xx/2020	Financial Hardship	As per the updated title dated 9/xx/2022 the subject mortgage was originated on xx The chain of assignment is complete. The current assignment is with xx. dated on 06/xx/2022 which was recorded on 07/xx/2022. No active judgments/liens have been found in the updated title report against the borrower/subject property. Annual property county taxes for the year 2021 were paid on 12/xx/2021 in the amount of $57.23 without any prior delinquency.	The review of updated payment history as of 6/xx/2022, the subject loan is currently delinquent for 2 months and the next due date of payment is 4/xx/2022. The last payment date is 3/xx/2022. The current P&I is $113.94 with an interest rate of 11.119%. The UPB as of the date is in the amount of $xx.	Collections Comments:The loan is in collections. The review of updated payment history as of 6/xx/2022, the subject loan is currently delinquent for 2 months and the next due date of payment is 4/xx/2022. The last payment date is 3/xx/2022. The current P&I is $113.94 with an interest rate of 11.119%. The UPB as of the date is in the amount of $xx. As per BPO report which is located at "xx. It shows the subject property has estimated repair of cost $xxo further details available related to damage. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	As per the modification agreement dated 6/xx/2020 between borrower and lender stated UPB in the amount of $xx out of which $xx is interest bearing amount. As per the changed terms the borrower has to pay $113.94 with an interest of 11.119% starting xx with a maturity date 3/xx/2038.	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $0.00 |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: 6/xx/2020   Tape Value: 9/xx/2020   Variance: -116 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   xx
Field: Original CLTV Ratio Percent xx
Field: Original Standard LTV (OLTV)   xx
Field: Payment History String   Loan Value: 000000000000100012344444   Tape Value: 666633CC3C33CCCCCCCCC999   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Reversed Loan Value: 444443210001000000000000 Tape Value: 999CCCCCCCCC33C3CC366666 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	1: Acceptable					Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$3,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
99237164	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$0.00	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,053.60	9.082%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 08/xx/2022 shows that the subject mortgage was originated on xx

There is a break in chain of assignment as we required assignment of mortgage from “xx”
There is an active prior mortgage against the subject property in favor of “xx
There is an active junior mortgage against the subject property in favor of “xx”
There is prior state tax lien found against the borrower in favor of “xx in the amount of $xx which was recorded on 08/xx/2005.

The 1st installment of 2021 county taxes has been paid in the amount of $xx on 02/xx/2022.

The 1st installment of 2020 county taxes has been paid in the amount of $xx on 02/xx/2021.

The 2nd installment of 2020 county taxes has been paid in the amount of $946.52 on 09/xx/2021.

No prior year’s delinquent taxes have been found.	According to the payment history as of 06/xx/2022, the borrower is delinquent for 8 months and the next due date for the regular payment is 10/xx/2021. The last payment was received on 09/xx/2021 in the amount of $xx (PITI) which was applied for the due date of 9/xx/2021. The monthly P&I is in the amount of $xx with an interest rate of 9.082%. The current UPB is in the amount of $xx.	Collections Comments:The loan is in collection.
According to the payment history as of 06/xx/2022, the borrower is delinquent for 8 months and the next due date for the regular payment is 10/xx/2021. The last payment was received on 09/xx/2021 in the amount of $xx (PITI) which was applied for the due date of 9/xx/2021. The monthly P&I is in the amount of $xx with an interest rate of 9.082%. The current UPB is in the amount of $xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
No information has been found related to damage or repairs.

Update:
As per the review of collection comments as of 7/xx/2024, the loan is performing and the next due date is 8/xx/2024.
No additional information found in recent collection comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $5236.12 |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: 360/360   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   xx
Field: Original CLTV Ratio Percent   xx
Field: Original Standard LTV (OLTV)   xx
Field: Original Stated Rate   Loan Value: 9.08160%   Tape Value: 9.08200%   Variance: -0.00040%   Variance %: -0.00040%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000123MMM   Tape Value: 9999963CCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: 432100000000000000000000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: MMM321000000000000000000 Tape Value: CCCCCCCCCCCCCCCCC3699999 Variance: Variance %: Comment: 000000000000000000001234 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final 1003 application is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx The following state disclosures are missing in the loan file;
1. IL Collateral Protection Insurance Notice.
																																																																																								2. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
14306694	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$553.11	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$500.26	11.340%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated 08/xx/2022, the subject mortgage was originated on xx
Chain of assignment has been completed. Last assignment is with the “xx
No active liens and judgments have been found.
Annual combined taxes for the year of 2021 have been paid in the amount of $543.17 and the annual taxes for the year of 2022 are due in the amount of $553.11 which was due on 01/xx/2023.
No prior year delinquent taxes have been found.
According to the payment history as of 06/xx/2022, the borrower is delinquent from 10 months and the next due date is 08/xx/2021. Last payment was received on 10/xx/2021 in the amount of $496.94. Current P&I is $418.80 and the interest rate of 9.9960%. The new UPB is reflected in the amount of $xx.	Collections Comments:The loan is in the collection.
According to the payment history as of 06/xx/2022, the borrower is delinquent from 10 months and the next due date is 08/xx/2021. Last payment was received on 10/xx/2021 in the amount of $496.94. Current P&I is $418.80 and the interest rate of 9.9960%. The new UPB is reflected in the amount of $xx.
As per the comment dated 06/xx/2020, the borrower’s income was impacted by covid-19.
No foreclosure activity has been found.
No bankruptcy details have been found.
As per the comment dated 10/xx/2020, the subject property affected by natural disaster. As per the comment dated 12/xx/2020, the loss draft has been provided. No more details have been found regarding damage and repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification document is missing from loan file. This is conventional fixed rate mortgage originated on xx with P&I of $500.26 with the rate of interest 11.34000% and a maturity date of 04/xx/2025. The current P&I as per the latest payment history as of 06/xx/2022 is $418.80 and rate of interest is 9.996%. However, there is a change in P&I and rate of interest with respect to Note data which seems that there would be a possible modification but an executed copy of such loan modification agreement is missing from the loan file. The tape data indicates the latest modification was made on 09/xx/2007.	Credit Application Missing Required State Disclosures	Field: Deferred Balance Amount Loan Value: Unavailable Tape Value: $2999.87 |---| |----| Comment: Unavailable Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: 9/xx/2007   Variance:    Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: 360/360   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)  xx
Field: Original CLTV Ratio Percent  xx
Field: Original Standard LTV (OLTV)   xx
Field: Payment History String   Loan Value: 011000001234444444444444   Tape Value: 999999996363363333663333   Variance:    Variance %:    Comment: 4M4444444444333333333333   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444432100000110   Tape Value: 333366333363363699999999   Variance:    Variance %:    Comment: 3333333333334444444444M4   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Not Applicable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Purpose Per Application   Loan Value: Debt Consolidation   Tape Value: Refinance   Variance:    Variance %:    Comment: Debt consolidation   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: 9/xx/2034 Variance: Variance %: Comment: Unavailable Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final application is missing from the loan file. However, values are updated from credit application located at xx
* DTI > 60% (Lvl 2)     "As per final application the total monthly income is $xx and expenses are $xx. Hence, the DTI is greater than 60%."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx  The following state disclosures are missing in the loan file;
1) Amortization Schedule Disclosure
2) Credit Property Insurance Disclosure
3) Fee Agreement
4) Priority of Security Instrument Disclosure
5) Priority of Security Instrument Disclosure."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "The right of rescission is not hand-dated by the borrower; the date is printed on the right of rescission document."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
28291072	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$447.37	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$320.90	12.050%	181	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/xx/2021	$22,417.63	$6,725.29	3.000%	$56.18	09/xx/2021	Financial Hardship	The review of the updated title report dated 08/xx/2022 shows that the subject mortgage was originated on xx
The chain of assignments is incomplete; the current assignee is "xx there is state tax liens found against the borrower in the total amount of $xx in the favor of xx. The SSN not provided on supportive document.

The 2022 combined annual taxes have been paid in the amount of $163.02 on 04/xx/2022.
The 2022 school annual taxes have been paid in the amount of $284.35 on 11/xx/2022.
No prior year’s delinquent taxes have been found.
According to the payment history as of 06/xx/2022, the borrower has been delinquent for 3 months and the next due date for the regular payment is 03/xx/2022. The last payment was received on 03/xx/2022 in the amount of $100.37(PITI) which was applied for the due date of 02/xx/2022. The monthly P&I is in the amount of $56.18 with an interest rate of 3.00%. The current UPB is reflected in tape for the amount of $xx.	Collections Comments:The current status of the loan is in collection. According to the payment history as of 06/xx/2022, the borrower has been delinquent for 3 months and the next due date for the regular payment is 03/xx/2022. The last payment was received on 03/xx/2022 in the amount of $100.37(PITI) which was applied for the due date of 02/xx/2022. The monthly P&I is in the amount of $56.18 with an interest rate of 3.00%. The current UPB is reflected in tape for the amount of $xx.
As per servicing comment dated 04/xx/2022, the borrower’s income has been impacted due to Covid-19. As per latest BPO dated 05/xx/2022 located at xx”, the subject property is owner occupied. As per PACER report borrower has not filed bankruptcy since loan origination. No evidences have been found regarding the current/prior foreclosure proceedings. No information has been found related damage or repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was signed between the borrower "xx with an effective date of 09/xx/2021 shows the new modified unpaid principal balance is $xx out of which $xx is interest bearing amount and deferred amount is $xx The borrower agreed to pay the modified monthly P&I of $56.18 with a modified interest rate of 3.00% starting on xx and continuing until the new maturity date of 03/xx/2023. There is no principal forgiven amount.	Credit Application	Field: Current Legal Status Loan Value: Collections, 60-119 Days Tape Value: Collections, >= 120 Days |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: 9/xx/2021   Tape Value: 10/xx/2021   Variance: -54 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   xx
Field: Original CLTV Ratio Percent   xx
Field: Original Standard LTV (OLTV)   xx
Field: Payment History String   Loan Value: 000000123444444444444444   Tape Value: 9636969639999999999963C9   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 444444444444444321000000 Tape Value: 9C3699999999999369636369 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ComplianceEase HOEPA Test Failed (Lvl 4) "1. This loan failed the HOEPA high cost mortgage APR threshold test. The annual percentage rate (APR) at consummation is 12.733%, which exceeds the yield of 4.710%, as of December 14, 2007 on 20 year Treasury securities (the Treasury securities having comparable periods of maturity), plus 8.000 percentage points. The yield is as of the fifteenth day of the month immediately preceding the month of the application for extension of credit, which was received by the creditor on January 23, 2008.

2. This loan failed the timing of disclosure test due to the Sec. 32 (HOEPA) Disclosure Date indicates the creditor did not furnish the disclosure required by 12 CFR §226.32 at least three business days prior to the consummation of the high cost mortgage."
* ComplianceEase State/Local Predatory Test Failed (Lvl 4)     "This loan failed the PA SB 377 covered home loan DTI presumption test. The debt-to-income (DTI) ratio of the obligor exceeds 50% or is not known. A lender shall not engage in a pattern or practice of making covered loans based on the consumer's collateral without regard to the consumer's repayment ability."
* Property is Manufactured Housing (Lvl 4) "The home is not affixed to the land. An appraisal report shows the type of subject property as a manufactured home. However, the Affidavit of Affixation is not available in the loan file. The ALTA 7 Endorsement is not attached with the final title policy. Also, the VIN# is not available in the legal description of the recorded mortgage. Hence, unable to determine whether the home is attached to the permanent foundation."	* Application Missing (Lvl 2) "The final 1003 application is missing from the loan documents."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the interest rate test. The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase TILA Test Failed (Lvl 2)     "1. This loan failed the TILA finance charge test. The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100.

2. This loan failed the TILA foreclosure rescission finance charge test. The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $35."
																																																																																								* GSE Points and Fees Test Violations (Lvl 2) "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."		Critical	Fail	Fail	No Result	Fail	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
14721034	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,588.93	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,030.95	9.900%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	03/xx/2022	$158,878.80	Not Applicable	8.890%	$1,523.20	03/xx/2022	Financial Hardship	The review of the updated title report dated 08/xx/2022 shows that the subject mortgage was originated on xx. No active judgments or liens were found. The county taxes for the year of 2021 have been paid off in the amount of $xx on 12/xx/2021. No prior year’s delinquent taxes have been found.	According to payment history as of 06/xx/2022, the borrower is currently delinquent for 04 months and the next due date for payment is 02/xx/2022. The last payment was received on 03/xx/2022 in the amount of $xx which was applied for due date 01/xx/2022. The current P&I is in the amount of $xx and current PITI is in the amount of $xx with an interest rate of 8.900%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The loan is in collection.
According to payment history as of 06/xx/2022, the borrower is currently delinquent for 04 months and the next due date for payment is 02/xx/2022. The last payment was received on 03/xx/2022 in the amount of $xx which was applied for due date 01/xx/2022. The current P&I is in the amount of $xx and current PITI is in the amount of $xx with an interest rate of 8.900%. The current UPB reflected as per the payment history is in the amount of $xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
The comment dated 11/xx/2020 shows that borrower's income has been impacted by covid-19.
As per the servicing comment dated 10/xx/2020, the reason for default is curtailment of income.
No information has been found related damage or repairs.
As per servicing comment dated 11/xx/2020, the subject property has been affected by natural disaster.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on 03/xx/2022 with the 2 step amortization with the new principal balance of $xx. The borrower promises to pay the initial step P&I of $xx with the new initial step interest rate of 8.899% beginning from xx and the new maturity date is 11/xx/2038.	Credit Application	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $0.00 |---| |----| Comment: Not applicable. Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 365/365   Variance:    Variance %:    Comment: Interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: not applicable.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   xx
Field: Payment History String   Loan Value: 0100000111100000012MMMMM   Tape Value: 996999666363CCCCCCCCCCCC   Variance:    Variance %:    Comment: Property history string is 44423333300000000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMM2100000011110000010   Tape Value: CCCCCCCCCCCC363666969699   Variance:    Variance %:    Comment: Payment history string reversed is 00000000000000033332444.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 11/xx/2038 Tape Value: 2/xx/2036 Variance: 992 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final loan application (1003) is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "1. This loan failed the TILA finance charge test. The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100.

																																																																																								2. This loan failed the TILA foreclosure rescission finance charge test. The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $35."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
85693131	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Other	xx	$0.00	$2,650.18	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,391.67	9.900%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	07/xx/2021	$163,119.06	Not Applicable	6.186%	$918.74	07/xx/2021	Financial Hardship	The review of the updated title report dated 09/xx/2022 shows that the subject mortgage was originated on xx

The chain of assignments has been completed. The mortgage is currently assigned to "xx", which was recorded on xx

There is tax mortgage against the subject property in the favor of “xx” in the amount of $xx originated on xx
There are 2 civil judgments against the borrower in the total amount of $xx in favor of xx

There is HOA lien found against the subject property in favor of “xx” in the amount of $xx which was recorded on 06/xx/2016.

The 2021 combined annual taxes have been paid in the amount of $xx on 12/xx/2021.

No prior year’s delinquent taxes have been found.	According to the payment history as of 06/xx/2022, the borrower has been delinquent for 3 months and the next due date for the regular payment is 03/xx/2022. The last payment was received on 04/xx/2022 in the amount of $xx (PITI) which was applied for the due date of 02/xx/2022. The monthly P&I is in the amount of $918.74 with an interest rate of 6.186%. The current UPB is reflected in the amount of $xx.	Collections Comments:The loan is in collection.
According to the payment history as of 06/xx/2022, the borrower has been delinquent for 3 months and the next due date for the regular payment is 03/xx/2022. The last payment was received on 04/xx/2022 in the amount of $xx (PITI) which was applied for the due date of 02/xx/2022. The monthly P&I is in the amount of $918.74 with an interest rate of 6.186%. The current UPB is in the amount of $xx.
As per PACER report borrower has not filed bankruptcy since loan origination. No evidences have been found regarding the current/prior foreclosure proceedings.
As per the servicing comment dated 03/xx/2021, the reason for default is reduction in income.
As per comment dated 03/xx/2021, the borrower is active on forbearance plan that ran from 02/xx/2021.
No information has been found related to damage or repairs.
As per latest BPO report dated 07/xx/2022 located at xx the subject property is owner occupied.
As per comment dated 10/xx/2020 property was affected by natural disaster. Further details not provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on 07/xx/2021 with the 4 step amortization with the new principal balance of $xx. The borrower promises to pay for the initial P&I in the amount of $918.74 with the new initial step interest rate of 6.186% beginning from xx and the new maturity date is 06/xx/2061.	Credit Application Missing Required State Disclosures	Field: Borrower #2 Last Name Lxx
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 7/xx/2021   Tape Value: 7/xx/2021   Variance: -24 (Days)   Variance %:    Comment: 7/xx/2021   Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: 2/xx/2021   Tape Value: 3/xx/2022   Variance: -394 (Days)   Variance %:    Comment: 2/xx/2021   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: 360/360   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 7/xx/2021   Tape Value: 7/xx/2026   Variance: -1826 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 6.186%   Tape Value: 7.186%   Variance: -1.000%   Variance %: -1.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 7/xx/2026   Tape Value: 7/xx/2027   Variance: -365 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 7.186%   Tape Value: 8.186%   Variance: -1.000%   Variance %: -1.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: 7/xx/2027   Tape Value: 7/xx/2028   Variance: -366 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: 8.186%   Tape Value: 9.179%   Variance: -0.993%   Variance %: -0.99300%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   xx
Field: Original CLTV Ratio Percent   xx
Field: Original Standard LTV (OLTV)  xx
Field: Payment History String   Loan Value: 000221000000444444444444   Tape Value: 96666333CCCC999999999663   Variance:    Variance %:    Comment: 4M211221100000000000043M   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 444444444444000000122000 Tape Value: 366999999999CCCC33366669 Variance: Variance %: Comment: 4M211221100000000000043M Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final 1003 is missing from the loan documents."
* ComplianceEase TILA Test Failed (Lvl 2)     "1. This loan failed the TILA finance charge test. The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100.

2. This loan failed the TILA foreclosure rescission finance charge test. The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $35."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx  The following state disclosures are missing in the loan file;
1.TX Loan Agreement Notice
2.Commitment Requirement/Anti-Tying
3.Choice of Insurance Notice
4.Collateral Protection Insurance Disclosure
5.Non-Deposit Investment Product Disclosure Are there any promotional materials?
																																																																																								6.Insurance Solicitation/Post Commitment Requirement"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
87338779	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$938.46	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$152.87	11.000%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	The review of the updated title report dated 08/xx/2022 shows that the subject mortgage was originated on xx

The chain of assignment has been completed. The mortgage is currently assigned to "xx
There is credit card judgment found against the borrower in the favor of “xx” in the amount of $xx which was recorded on 04/xx/2015.
There is state tax lien found against borrower in the favor of “xx in the amount of $xx which was recorded on 06/xx/2022.
The 1st installment of city taxes for the year 2022 has been paid in the amount of $469.23 on 08/xx/2022.
The 2nd installment of city taxes for the year 2022 has been due in the amount of $469.23 on 02/xx/2023.

No prior year’s delinquent taxes have been found.	Review of updated payment history as of 06/xx/2022, the loan is currently delinquent for 6 months and next due for regular payment is 12/xx/2021. The last regular payment (P&I) was made on 11/xx/2021 in the amount of $142.38 with interest rate 10.000% for the due date of 11/xx/2021. The UPB as of the date is in the amount $xx.	Collections Comments:The current status of the loan is in collection. Review of updated payment history as of 06/xx/2022, the loan is currently delinquent for 6 months and next due for regular payment is 12/xx/2021. The last regular payment (P&I) was made on 11/xx/2021 in the amount of $142.38 with interest rate 10.000% for the due date of 11/xx/2021. The UPB as of the date is in the amount $xx.
No evidence has been found regarding the bankruptcy or foreclosure proceedings.
As per comment dated 03/xx/2022, the property occupancy stated as owner occupied. As per servicing comment dated 03/xx/2022, the subject property has been affected by natural disaster.
As per servicing comment dated 12/xx/2021, borrower has been impacted by covid-19. Borrower was on forbearance plan that ran and was extended several times, most recently from 01/xx/2022 to 04/xx/2022.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification document is missing from loan file. This is conventional fixed rate mortgage originated on 02/xx/2008 with P&I of $152.87 with the rate of interest 11.00% and a maturity date of 03/xx/2038. The current P&I as per the latest payment history as of 06/xx/2022 is $142.38 and rate of interest is 10.00%. However, there is a change in P&I and rate of interest with respect to note data which seems that there would be a possible modification but an executed copy of such loan modification agreement is missing from the loan file.	Credit Application Missing Required State Disclosures Origination Appraisal	Field: Deferred Balance Amount Loan Value: Unavailable Tape Value: $3085.62 |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Forbearance Plan Start Date   Loan Value: 12/xx/2021   Tape Value: 12/xx/2021   Variance: -12 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 30/360   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)  xx
Field: Original CLTV Ratio Percent   xx
Field: Original Standard LTV (OLTV) xx
Field: Payment History String   Loan Value: 004444444444444444444444   Tape Value: 99963CCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444444444444400   Tape Value: CCCCCCCCCCCCCCCCCCC96999   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   xx
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: 3/xx/2038 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final 1003 is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx The following state disclosures are missing in the loan file;
1. Choice of Insurance Agent"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "The ROR document is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
99321294	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$60,681.07	$2,338.84	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$866.33	8.500%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	02/xx/2022	$34,707.02	Not Applicable	8.342%	$649.75	02/xx/2022	Financial Hardship	According to the updated title report dated 08/xx/2022, the subject mortgage was originated onxx

The chain of assignment has been completed. Currently, the assignment is with xx Its Successors and Assigns.

No active judgments or liens have been found.

Annual real estate taxes from 2007 to 2021 have been delinquent in the total amount of $xx which exceeds 4% of the loan amount and the good through date is 09/xx/2022.
According to payment history as of 6/xx/2022, the borrower is currently delinquent for 2 months and the next due date for payment is 4/xx/2022. The last payment was received on 3/xx/2022 in the amount of $882.06 which was applied for due date 3/xx/2022. The current P&I is in the amount of $649.75 and current PITI is in the amount of $882.06 with an interest rate of 8.432%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the loan is in collection.

According to payment history as of 6/xx/2022, the borrower is currently delinquent for 2 months and the next due date for payment is 4/xx/2022. The last payment was received on 3/xx/2022 in the amount of $882.06 which was applied for due date 3/xx/2022. The current P&I is in the amount of $649.75 and current PITI is in the amount of $882.06 with an interest rate of 8.432%. The current UPB reflected as per the payment history is in the amount of $xx.

As per comment dated 02/xx/2022, the subject property is owner occupied.

As per comment dated 02/xx/2022, the borrower's income is impacted by covid-19.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The step modification agreement was made between lender and borrower on 2/xx/2022. As per the modified term, the new principal balance is $xx and lender agrees to forgive $xx. The borrower promises to pay $649.75 monthly with a modified interest rate of 8.342% beginning from xx with a maturity date of 8/xx/2027. The modification further takes in 2 steps and it does not have a balloon provision. The loan was modified once since origination.	Credit Application Missing Required State Disclosures	Field: Borrower #2 Last Name xx
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: 360/360   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)  xx
Field: Payment History String   Loan Value: M001234444444444444444MM   Tape Value: 63C399999999999999999999   Variance:    Variance %:    Comment: 1M0000000000000000000000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: MM444444444444444432100M Tape Value: 9999999999999999999C3C36 Variance: Variance %: Comment: 0000000000000000000000M1 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final application is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1) TX Loan Agreement Notice
2) Commitment Requirement/Anti-Tying
3) Choice of Insurance Notice
4) Collateral Protection Insurance Disclosure
5) Non-Deposit Investment Product Disclosure Are there any promotional materials?
6) Insurance Solicitation/Post Commitment Requirement."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "The right of rescission is not hand-dated by the borrower; the date is printed on the right of rescission document."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
47128358	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,848.65	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$366.75	9.155%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	20.224%	First	Final policy	Not Applicable	Not Applicable	08/xx/2019	$89,130.53	Not Applicable	2.109%	$275.05	04/xx/2019	Financial Hardship	As per the review of the updated title report dated 08/xx/2022, the subject mortgage was originated on xx
The chain of assignments has been completed. Currently, the mortgage is with "xx" which was recorded on 7/xx/2022.
There is IRS lien found against the borrower in the favor of “xx” in the amount of $xx which was recorded on 12/xx/2012.
There is state tax lien found against the borrower in the favor of “xx” in the amount of $xx which was recorded on 10/xx/2014.
1st, 2nd and 3rd installment combined taxes of 2022 have been due in the total amount of $1977.48.
4th installment combined taxes of 2023 have been paid in the amount of $302.98.
No prior year’s delinquent taxes have been found.
According to the payment history as of 06/xx/2022, the borrower has been delinquent for 3 months and the next due date for the regular payment is 03/xx/2022. The last payment was received on 05/xx/2022 in the amount of $606.30 (PITI) which was applied to the due date of 02/xx/2022. The monthly P&I is in the amount of $275.05 with an interest rate of 2.109%. The current UPB is reflected in the amount of $xx.	Collections Comments:The loan is currently in collections and the next payment is due for 03/xx/2022. The last payment was received on 05/xx/2022 in the amount of $606.30 (PITI) which was applied to the due date of 02/xx/2022. No records for foreclosure and bankruptcy have been found. The RFD is curtailment of income. No repairs and damages have been found. The property is owner occupied. As per the BPO dated 6/xx/2020 located at “xx, the subject property was damaged. The estimated cost of repairing is $xxo comments have been found regarding the damages and its repairing.

Update:
As per the collection comment dated 6/xx/2023, the loan was modified with a first mod payment due on xx BWR is current with loan.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The step modification agreement was signed between the borrower “xx with an effective date of 08/xx/2019. The new modified unpaid principal balance is $xx. The borrower agrees to pay the modified monthly P&I of $275.05 with a modified interest rate of 2.109%, beginning from 04/xx/2019. The new maturity is 03/xx/2059. The rate will change in 3 steps which end with 3.349%	Affiliated Business Disclosure	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $3406.96 |---| |----| Comment: As per the Terms of the Payment Deferral located at xx”, there is a deferred amount of $3406.96. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: 8/xx/2019   Tape Value: 12/xx/2020   Variance: -483 (Days)   Variance %:    Comment: 8/xx/2019   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: 360/360   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not applicable   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: step   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 4/xx/2019   Tape Value: 4/xx/2024   Variance: -1827 (Days)   Variance %:    Comment: 4/xx/2019   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 2.109%   Tape Value: 3.109%   Variance: -1.000%   Variance %: -1.00000%   Comment: 2.109%   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 4/xx/2024   Tape Value: 4/xx/2025   Variance: -365 (Days)   Variance %:    Comment: 4/xx/2024   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 3.109%   Tape Value: 3.349%   Variance: -0.240%   Variance %: -0.24000%   Comment: 3.109%   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xx   Tape Value: $xx   Variance: $-0.05   Variance %: -0.00011%   Comment: $xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   xx
Field: Original Standard LTV (OLTV)   xx
Field: Original Stated Rate   Loan Value: 9.15480%   Tape Value: 9.15500%   Variance: -0.00020%   Variance %: -0.00020%   Comment: 9.15000%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000021044321   Tape Value: 99636333CCCCCC3CCCC99999   Variance:    Variance %:    Comment: 321331211000000100000000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 123440120000000000000000   Tape Value: 99999CCCCCCCCCCC33363699   Variance:    Variance %:    Comment: 000000001000000112133123   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Debt consolidation   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Debt consolidation   Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Refinance Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan documents." * ROR not hand dated by borrower(s) (Lvl 2) "The right of rescission document is not hand dated by the borrowers."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$12,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8764515	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$910.26	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,146.87	10.880%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated 8/xx/2022, shows the subject mortgage was originated onxx

The chain of assignment is complete.

There is no active judgment and lien.

Annual property taxes of amount $910.26 for the year 2022 were due on dated 9/xx/2022 and 12/xx/2022 without any prior delinquency.	According to the payment history as of 6/xx/2022, the borrower is delinquent with the loan for 02 months and the next due date for the regular payment was 4/xx/2022.The last payment was received on 5/xx/2022 in the amount of $xx (P&I) which was applied for the due date of 3/xx/2022. The monthly P&I is in the amount of $xx with an interest rate of 10.876%. The current UPB is reflected in tape for the amount of $xx.	Collections Comments:The loan is currently in collection.
According to the payment history as of 6/xx/2022, the borrower is delinquent with the loan for 02 months and the next due date for the regular payment was 4/xx/2022.The last payment was received on 5/xx/2022 in the amount of  $xx (P&I)  which was applied for the due date of 3/xx/2022. The monthly P&I is in the amount of $xx with an interest rate of 10.876%. The current UPB is reflected in tape for the amount of $xx.

No information has been found regarding the forbearance plan.

The loan has not been modified since origination. No evidence has been found regarding litigation and contested matter.

No information has been found related damage or repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	Field: Current Legal Status Loan Value: Collections Tape Value: Collections, < 60 Days |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $1299.45   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 30/360   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   xx
Field: Original CLTV Ratio Percent  xx
Field: Original Standard LTV (OLTV)   xx
Field: Original Stated Rate   Loan Value: 10.88000%   Tape Value: 10.87600%   Variance: 0.00400%   Variance %: 0.00400%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: M0102101000103210444444M   Tape Value: 66666633333363333CCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: M4444440123010001012010M Tape Value: CCCCCCC33636333333666666 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 (loan application) is missing from the loan file. However, the DTI data was captured from the provided initial loan application xx
* ComplianceEase TILA Test Failed (Lvl 2)     "1. This loan failed the TILA finance charge test. The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100.

																																																																																								2. This loan failed the TILA foreclosure rescission finance charge test. The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $35."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
93861592	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Yes	Yes	Not Applicable	First	$0.00	$626.30	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$774.80	10.380%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	10/xx/2019	$78,137.52	Not Applicable	6.124%	$444.43	10/xx/2019	Financial Hardship	The review of the updated title report dated 8/xx/2022 shows that the subject mortgage originated on xx The last assignment should be with xx. Annual County taxes for the year 2022 is due on 9/xx/2022 in the amount of $626.30. There is civil judgment in the favor of xx recorded on 2/xx/2020 in the amount of $xx. Another two civil judgments in the amount of $xx in favor ofxx which was recorded on 4/xx/2021 and 6/xx/2021. County annual taxes for the year of 2022 are paid on 9/xx/2022 in the amount of $626.30.	According to a review of the payment history as of 06/xx/2022, the borrower is currently delinquent for 03 months and the next due date for the regular payment is 3/xx/2022.The last payment was received on 5/xx/2022 with PITI $614.46 which includes P&I 444.43 with the rate of interest of 6.124%. The UPB reflected in the latest payment history is in the amount of $xx.	Collections Comments:According to the review of the servicing comments, the loan is in the collections.
According to a review of the payment history as of 06/xx/2022, the borrower is currently delinquent for 03 months and the next due date for the regular payment is 3/xx/2022.The last payment was received on 5/xx/2022 with PITI $614.46 which includes P&I 444.43 with the rate of interest of 6.124%. The UPB reflected in the latest payment history is in the amount of $xx.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
No evidence related to occupancy and current condition of the subject property has been found in the latest 24 months of servicing comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This step loan modification was made between “xx on 10/xx/2019. As per modified term, the new principal balance is $xx. The borrower promises to pay the loan in steps beginning from xx for 60 months in the amount of $444.43 with modified interest rate of 6.124%.This loan modification hasn’t balloon provision. The maturity date is 12/xx/2056.	Credit Application Mortgage Insurance	Field: Borrower #2 Last Name xx
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment: Deferred balance is not applicable.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 10/xx/2019   Tape Value: 9/xx/2019   Variance: 6 (Days)   Variance %:    Comment: Doc date of last modification is 10/xx/2019.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO active is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   xx:
Field: Original CLTV Ratio Percent   xx
Field: Original Standard LTV (OLTV)   xx:
Field: Payment History String   Loan Value: 001111111001111111104321   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment: Payment history string 321333333333333333333333333.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 123401111111100111111100   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment: Payment history string reversed is 333333333333333333333333333333.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Unavailable Tape Value: Cash Out - Other Variance: Variance %: Comment: Purpose of refinance per application is unavailable. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Loan application (1003) is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance report is "Moderate" as loan is failing for-

1-TILA Foreclosure Rescission Finance Charge Test.

2-First Lien Lender Fees Test.

3-Bona Fide Discount Points Test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "1The loan is a first lien mortgage with a principal amount that is greater than or equal to xx  and the sum of all lender fees exceeds the greater of 0.25% of the principal amount or $150. Lender fees are all fees designated for the lender other than the origination fee, discount points, assumption fee, rate lock fee, application fee, commitment fee, lender inspection fee (post-close) and interest; or

2-The loan is a first lien mortgage made by a HUD approved lender and the sum of all lender fees exceeds the greater of
0.25% of the principal amount or $150. Lender fees are all fees designated for the lender other than the origination fee, discount points, assumption fee, rate lock fee, application fee, commitment fee, lender inspection fee (post-close) and interest; or

3-The loan is a first lien mortgage with a principal amount that is less than $10,000 and the loan charges a lender fee.

This loan failed the bona fide discount points test due to one of the following findings:
The loan is a first lien mortgage and has a principal amount that is greater than or equal to $10,000 and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate.
The discount points are marked as bona fide but an undiscounted rate value was not provided."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.

The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $35."
																																																																																								* MI, FHA or MIC missing and required (Lvl 2) "The loan is conventional and LTV exceeds 80.00%. Hence, the MI certificate is required and which is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$2,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
15708143	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,671.09	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,131.71	7.621%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 8/xx/2022, the subject mortgage was originated onxx
The chain of assignment with thexx
Active liens and judgments against the borrower/property:
Civil Judgment against the borrower recorded on 3/xx/2016 in the amount of $xx in favor of xx
No delinquent taxes have been found.
According to the payment history as of 6/xx/2022, the borrower is delinquent for 5 months. The last payment was received on 12/xx/2021 which was applied to 12/xx/2021. The next due date for payment is 1/xx/2022. The P&I is in the amount of $xx and PITI is in the amount of $xx. The UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The loan is currently in collections. According to the payment history as of 6/xx/2022, the borrower is delinquent for 5 months. The last payment was received on 12/xx/2021 which was applied to 12/xx/2021. The next due date for payment is 1/xx/2022. The P&I is in the amount of $xx and PITI is in the amount of $xx. The UPB reflected as per the payment history is in the amount of $xx.
As per the comment dated 5/xx/2022, the borrower’s income has been affected by Covid-19.
As per the comment dated 5/xx/2022, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Missing Required State Disclosures Origination Appraisal	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $0.00 |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 365/365   Variance:    Variance %:    Comment: 360/360   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Apllicable   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)  xx
Field: Original CLTV Ratio Percent xx
Field: Original Standard LTV (OLTV)   xx
Field: Payment History String   Loan Value: 00011011110110433222MMMM   Tape Value: 9963CCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: 4MMMMM1111111111M1111111   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMM22233401101111011000   Tape Value: CCCCCCCCCCCCCCCCCCC63699   Variance:    Variance %:    Comment: 4MMMMM1111111111M1111111   Tape Source: Initial   Tape Type:
Field: Property Address Street   xx
Field: Purpose of Refinance Per Application   Loan Value: No Cash-Out   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: No Cash-Out   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment: Refinance   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 3/xx/2034 Tape Value: 3/xx/2034 Variance: -14 (Days) Variance %: Comment: 3/xx/2034 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final 1003 application is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal report is available at xx  but it is 120 day older than note date."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx  The following state disclosures are missing in the loan file;
1. xx  Loan Agreement Notice
2. Commitment Requirement/Anti-Tying
3. TILA Disclosures in xx
4. Choice of Insurance Notice
5. Collateral Protection Insurance Disclosure
6. Non-Deposit Investment Product Disclosure Are there any promotional materials?
7. Insurance Solicitation/Post Commitment Requirement
8. Construction Loan Disclosure"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "The right of rescission document is not hand dated by the borrowers."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
17150563	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$102.10	$549.52	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$227.35	9.486%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	12/xx/2018	$12,249.71	Not Applicable	9.486%	$147.32	12/xx/2018	Financial Hardship	The review of the updated title report dated 08/xx/2022 shows that the subject mortgage was originated on xx The chain of assignment has been completed There is one credit card judgment open against the borrower in the amount of $xx which was recorded on 04/xx/2017 in favor ofxx County taxes of 2021 are paid off in the amount of $432.41 on 01/xx/2022. 2021 county annual taxes are delinquent in the amount of $102.10 and good through date is 09/xx/2022.	Review of the payment history dated as of 06/xx/2022 reveals that borrower has been delinquent for 2 months. The last payment was received in the amount of $147.32 on 04/xx/2022 which was applied for the due date of 03/xx/2022. The next due date is 04/xx/2022. Current UPB as of date reflected in the provided payment history is in the amount of $xx and current interest rate as per payment history is 9.486%.	Collections Comments:Currently, the loan is in collections.

Loan modification agreement was made between the borrower and lender on 12/xx/2018. The new modified rate is 9.486% and borrower promises to pay P&I in the amount of $147.32 which was begun on xx The new principal balance is $xx. The interest bearing amount is $xx and the maturity date is 03/xx/2030. Reason for modification is financial hardship.

Review of the payment history dated as of 06/xx/2022 reveals that borrower has been delinquent for 2 months. The last payment was received in the amount of $147.32 on 04/xx/2022 which was applied for the due date of 03/xx/2022. The next due date is 04/xx/2022. Current UPB as of date reflected in the provided payment history is in the amount of $xx and current interest rate as per payment history is 9.486%.

Review of document located at (xx stated that the subject property had damage such as roof & scrape and paint exterior. The repairs are needed to the roof and painting. The estimated damage amount is $xx However, there are no evidences to current status of repairs.

Information on the foreclosure proceedings is not available.

Information on the bankruptcy proceedings is not available.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Loan modification agreement was made between the borrower and lender on 12/xx/2018. The new modified rate is 9.486% and borrower promises to pay P&I in the amount of $147.32 which was begun on 12/xx/2018. The new principal balance is $xx. The interest bearing amount is $xx and the maturity date is 03/xx/2030. Reason for modification is financial hardship.	Initial Escrow Acct Disclosure		2: Acceptable with Warnings			* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan files." * ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower." * TIL not hand dated (Lvl 2) "TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$24,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
52192404	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$554.65	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$401.33	11.450%	181	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	03/xx/2022	$19,300.42	Not Applicable	3.125%	$70.49	03/xx/2022	Financial Hardship	The review of the updated title report dated 08/xx/2022 shows that the subject mortgage was originated on xx
The chain of assignments is completed. The mortgage is currently assigned to "xx ", which was recorded on 07/xx/2017.
There is active civil judgment found against the subject borrower in favor of “xx” in the amount of $xx which was recorded on 11/xx/2014.
The 2021 county annual taxes have been paid in the amount of $527.01 on 01/xx/2022.
The 2021 city annual taxes have been paid in the amount of $32.86 on 12/xx/2021.
No prior year’s delinquent taxes have been found.
According to payment history as of 06/xx/2022, the borrower is currently delinquent for 01 month and the next due date for payment is 05/xx/2022. The last payment was received on 04/xx/2022 in the amount of $136.06 which was applied for due date 03/xx/2022. The current P&I is in the amount of $70.49 and current PITI is in the amount of $136.60 with an interest rate of 3.125%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The subject loan is in collections.
According to payment history as of 06/xx/2022, the borrower is currently delinquent for 01 month and the next due date for payment is 05/xx/2022. The last payment was received on 04/xx/2022 in the amount of $136.06 which was applied for due date 03/xx/2022. The current P&I is in the amount of $136.06 and current PITI is in the amount of $136.60 with an interest rate of 10.990%. The current UPB reflected as per the payment history is in the amount of $xx.
The loan was modified on 3/xx/2022, with the new principal balance of $xx
According to the PACER, the borrower "xx" had filed the bankruptcy under chapter 13 with xx. The borrower has been discharged on 12/xx/2015 and also got terminated on 08/xx/2021. The date of last filing bankruptcy was 08/xx/2021. No more evidences are available regarding current bankruptcy status.
No evidences have been found regarding the current/prior foreclosure proceedings.
As per the tape data the subject property is occupied by owner.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower "xx" had filed the bankruptcy under chapter 13 with xx. As per voluntary petition schedule D shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. Hence, the unsecured portion is $0.00. The POC was filed by the creditor xx on 04/xx/2016 for the secured claim amount of $31073.83 and the amount of arrearage is $4035.48. The approved chapter 13 plan was filed on 12/xx/2015, and confirmed on 10/xx/2016. The borrower has promised to make monthly mortgage payment in the amount of $xx per month for 32 month and $xx per month for 28 months to the trustee under the chapter 13 plan. The plan reflects arrearage for subject loan totals $xx and trustee has committed to pay monthly payments of $388.13 toward the arrearage. The borrower has been discharged on 07/xx/2021 and also got terminated on 08/xx/2021. The date of last filing bankruptcy was 08/xx/2021. No more evidences are available regarding current bankruptcy status.	The loan was modified on 03/xx/2022 with the new principal balance of $xx. The borrower promises to pay the initial step P&I of $70.49 with the new interest rate of 3.125% beginning from xx and the new maturity date is 02/xx/2062.	Missing Required State Disclosures	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Yes Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment: Not Application   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: 360/360   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Application   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)  xx
Field: Original CLTV Ratio Percent  xx
Field: Original Standard LTV (OLTV)   xx
Field: Payment History String   Loan Value: 000000011010044444444444   Tape Value: 3C3CC3CCC999999633CCCCCC   Variance:    Variance %:    Comment: 1M000000000000000000000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 444444444440010110000000 Tape Value: CCCCCC336999999CCC33C3C3 Variance: Variance %: Comment: 1M000000000000000000000 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl 2) "The subject property is located in xx The following state disclosures are missing in the loan file;
1. Authorization Fees, Charges and Expenses for Federally Related Mortgage Loans
2. Anti-Tying Disclosure
3. Financial Institution Choice of Insurance Disclosure"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "The right of rescission document is not hand dated by the borrowers."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
41176569	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,277.56	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$1,864.76	12.190%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	04/xx/2022	$198,956.94	$35,056.94	2.290%	$521.70	04/xx/2022	Financial Hardship	According to the updated title report dated 08/xx/2022, the subject mortgage was originated on xx
Chain of assignment has been completed. Last assignment is with the “xx
There are 4 junior credit card judgments against the subject property in different favor for the total amount of $6042.69 which was recorded in different dates.
First and second installment combined taxes for the year of 2023 are due in the amount of $1138.78 & 1138.78 which was due on 12/xx/2022 & 06/xx/2023.
First and second installment combined taxes for the year of 2022 have been paid.
No prior year delinquent taxes have been found.

According to the payment history as of 06/xx/2022, the borrower has been delinquent for 28 months and the next due date is 02/xx/2020. Last payment was received on 02/xx/2020 in the amount of $521.70 with an interest rate of 2.290%. The new UPB is reflected in the amount of $xx.	Collections Comments:The loan is in the collection.
According to the payment history as of 06/xx/2022, the borrower has been delinquent for 28 months and the next due date is 02/xx/2020. Last payment was received on 02/xx/2020 in the amount of $521.70 with an interest rate of 2.290%. The new UPB is reflected in the amount of $xx.
As per the 09/xx/2018, the borrower is disputing for payments. No more details have been found regarding dispute matter.
As per the comment dated 05/xx/2020, the borrower’s income was impacted by covid-19.
The loan has been modified on 04/xx/2022.
The borrower "xx" had filed the bankruptcy under chapter 7 with xx.  As per voluntary petition schedule D shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx Hence, the unsecured portion is $xx. The debtor was discharged on 06/xx/2020 and the case was terminated on 06/xx/2020.
Subject property is owner occupied. As per the comment dated 05/xx/2020, the subject property affected by natural disaster.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower "xx" had filed the bankruptcy under chapter 7 with xx. As per voluntary petition schedule D shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx Hence, the unsecured portion is $xx. The debtor was discharged on 06/xx/2020 and the case was terminated on 06/xx/2020.	This modification agreement was signed between the borrower "xx with an effective date of 04/xx/2022 shows the new modified unpaid principal balance is $198.956.94 out of which $xx is interest bearing amount and deferred amount is $xx. The borrower agreed to pay the modified monthly P&I of $521.70 with a modified interest rate of 2.290% starting on xx and continuing until the new maturity date of 03/xx/2062. There is no principal forgiven amount.	Credit Application Notice of Servicing Transfer	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Yes Tape Source: Initial Tape Type:
Field: Forbearance Plan Start Date   Loan Value: 2/xx/2021   Tape Value: 5/xx/2022   Variance: -450 (Days)   Variance %:    Comment: 2/xx/2021   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: 360/360   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount) xx
Field: Payment History String   Loan Value: 000000000000044444444444   Tape Value: 63999999963CC99999999999   Variance:    Variance %:    Comment: 210000000000000000000000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444440000000000000   Tape Value: 999999999C9CC36999999936   Variance:    Variance %:    Comment: 000000000000000000000012   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Unavailable Tape Value: Cash Out - Other Variance: Variance %: Comment: Unavailable Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final 1003 application is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "The right of rescission is not hand-dated by the borrower; the date is printed on the right of rescission document."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
74179375	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	Other	$0.00	$330.96	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$917.00	11.000%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated 8/xx/2022 shows that the subject mortgage was originated on xx

The chain of assignment is complete. The last assignment is with “xx

“Sherriff’s deed on execution sale” (Tax Deed) recorded on 2/xx/2010 shows taxes were sold in the amount of $298.00 on 8/xx/2009 to “xx.

Annual county taxes of 2022 are due for 10/xx/2022 in the amount of $330.96.

No delinquent taxes have been found for the prior year.

Review of payment history as of 6/xx/2022 shows that the borrower is 4 months delinquent with the loan. The next due date is 2/xx/2022. The last payment was received on 3/xx/2022 in the amount of $748.57 with interest rate 7.999% which was applied for the due date 1/xx/2022. The current UPB as of the date is $xx.	Collections Comments:The current status of the loan is collection.
Review of payment history as of 6/xx/2022 shows that the borrower is 4 months delinquent with the loan. The next due date is 2/xx/2022. The last payment was received on 3/xx/2022 in the amount of $748.57 with interest rate 7.999% which was applied for the due date 1/xx/2022. The current UPB as of the date is $xx.
No bankruptcy & foreclosure evidence has been found.
As per collection comment dated 2/xx/2022, the borrower’s income is impacted by Covid-19.  The servicer provided FB plan which ran from 4/xx/2022 to 8/xx/2022.
As per collection comment dated 2/xx/2022, the subject property was affected by natural disaster. However, no details have been found regarding nature of damage & cost of repair. However, as per recent BPO report dated 7/xx/2022 located at “xx

Update: As per comment dated 03/xx/2023, Hardship is based on both parents passing (father from cancer and mother from Covid) and borrower got offer for 6 months payment to FB from Mar to Aug.
CC available from 11/xx/2022 to 07/xx/2024 and missing from 08/xx/2022 to 10/xx/2022.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Borrower #2 Last Name xx
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $1239.06   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: 11/xx/2007   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: 4/xx/2022   Tape Value: 2/xx/2022   Variance: 57 (Days)   Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 30/360   Variance:    Variance %:    Comment: 360/360   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount) xx
Field: Original CLTV Ratio Percent  xx
Field: Original Standard LTV (OLTV)  xx
Field: Payment History String   Loan Value: 0001000MMMMMMMMMMMMMM444   Tape Value: 9633CCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: 4MM4MM000000000000000000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444MMMMMMMMMMMMMM0001000   Tape Value: CCCCCCCCCCCCCCCCCCC33369   Variance:    Variance %:    Comment: 000000000000000000MM4MM4   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 8/xx/2021 Tape Value: 1/xx/2026 Variance: -1607 (Days) Variance %: Comment: 8/xx/2021 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Required State Disclosures (Lvl 2) "The subject property is located in the xx The following state disclosures are missing in the loan file;
Choice of Insurer"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing Transfer disclosure is missing from the loan documents."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan documents."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
55337660	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$0.00	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,208.90	12.490%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	06/xx/2022	$108,522.21	Not Applicable	6.996%	$890.99	06/xx/2022	Financial Hardship	According to the updated title report dated 08/xx/2022, the subject mortgage was originated on 1xx
The chain of assignment is completed. Currently, the mortgage assignment is with xx
There is an active prior Mortgage available in the updated title report in the amount of $xx in favor of "xx
There is active civil judgment found against the borrower in favor of “xx” which was recorded on 02/xx/2020. The amount of lien is unavailable.
Annual county taxes for the year 2021 have been paid off in the amount of $201.42 on 12/xx/2021.
Annual City taxes for the year 2021 have been paid off in the amount of $238.05 on 10/xx/2021.
No prior year delinquent taxes have been found.
According to payment history as of 06/xx/2022, the borrower is currently delinquent for 13 months and the next due date for payment is 05/xx/2021. The last payment was received in the amount of $976.47 which was applied for due date 04/xx/2021. The current P&I is in the amount of $891.33 and current PITI is in the amount of $976.47 with an interest rate of 6.996%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The loan is in active bankruptcy.
According to payment history as of 06/xx/2022, the borrower is currently delinquent for 13 months and the next due date for payment is 05/xx/2021. The last payment was received in the amount of $976.47 which was applied for due date 04/xx/2021. The current P&I is in the amount of $891.33 and current PITI is in the amount of $976.47 with an interest rate of 6.996%. The current UPB reflected as per the payment history is in the amount of $xx.
The loan was modified on 06/xx/2022, with the new principal balance of $xx.
As per the collection comment dated 10/xx/2020, borrower’s income has been impacted due to covid-19.
According to the PACER, the borrower xx had filed bankruptcy under chapter- 13 with the xx. The POC was filed on 11/xx/2020, with the claim amount of $xx and the arrearage amount is $xx. The chapter 13 plan was confirmed on 06/xx/2022. The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. Therefore, the unsecured portion is $0.00. There is no comment indicating a cram down.
No evidence has been found regarding foreclosure.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx had filed bankruptcy under chapter- 13 with thexx. The POC was filed on 01/xx/2021, with the claim amount of $xx and the arrearage amount is $xx. The chapter 13 plan was confirmed on 06/xx/2022. The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. Therefore, the unsecured portion is $0.00. There is no comment indicating a cram down.	The loan was modified on 06/xx/2022 with the 6 step amortization with the new principal balance of $xx. The borrower promises to pay the initial step P&I of $890.99 with the new initial step interest rate of 6.996% beginning from xx and the new maturity date is 02/xx/2040.	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $0.00 |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: 6/xx/2022   Tape Value: 11/xx/2019   Variance: 919 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 5/xx/2022   Tape Value: 12/xx/2024   Variance: -945 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 6.996%   Tape Value: 7.996%   Variance: -1.000%   Variance %: -1.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 5/xx/2027   Tape Value: 12/xx/2025   Variance: 516 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 7.996%   Tape Value: 8.996%   Variance: -1.000%   Variance %: -1.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: 5/xx/2028   Tape Value: 12/xx/2026   Variance: 517 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: 8.996%   Tape Value: 9.996%   Variance: -1.000%   Variance %: -1.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 4 Date   Loan Value: 5/xx/2029   Tape Value: 12/xx/2027   Variance: 517 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 4 Rate   Loan Value: 9.996%   Tape Value: 10.996%   Variance: -1.000%   Variance %: -1.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 5 Date   Loan Value: 5/xx/2030   Tape Value: 12/xx/2028   Variance: 516 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 5 Rate   Loan Value: 10.996%   Tape Value: 11.996%   Variance: -1.000%   Variance %: -1.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)  xx
Field: Original CLTV Ratio Percent   xx
Field: Original Standard LTV (OLTV)   xx
Field: Original Stated Rate   Loan Value: 12.49000%   Tape Value: 12.48800%   Variance: 0.00200%   Variance %: 0.00200%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000000000000000000MMMM   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMM00000000000000000000   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 2/xx/2040 Tape Value: 10/xx/2034 Variance: 1949 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and itemization of amount financed are missing in the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliate business disclosure is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
84424475	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	$301.28	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$677.71	12.997%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Unavailable	Unavailable	First	Final policy	Not Applicable	$59,752.38	12/xx/2021	$52,275.91	Not Applicable	6.978%	$463.45	12/xx/2021	Financial Hardship	The review of the updated title report dated 08/xx/2022 shows that the subject mortgage was originated on xx

The chain of assignments has been completed. Currently, the assignment is with xx, its successors and assigns.

No active judgments or liens have been found.

The annual combined tax for the year of 2022 has been due in the amount of $301.28 on 01/xx/2023.
The annual combined tax for the year of 2021 has been paid in the amount of $278.42 on 08/xx/2021.

No prior year’s delinquent taxes have been found.	According to the payment history as of 6/xx/2022, the borrower is currently delinquent for 20 months and the next due date for payment is 12/xx/2021.The last payment was received on 5/xx/2022 in the amount of $463.45 which was applied for due date 11/xx/2021. The current P&I is in the amount of $463.45 with an interest rate of 9.996%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the loan is in bankruptcy.

According to the payment history as of 6/xx/2022, the borrower is currently delinquent for 20 months and the next due date for payment is 12/xx/2021.The last payment was received on 5/xx/2022 in the amount of $463.45 which was applied for due date 11/xx/2021. The current P&I is in the amount of $463.45 with an interest rate of 9.996%. The current UPB reflected as per the payment history is in the amount of $xx.

The borrower had filed bankruptcy under chapter 13 with the xx was filed on 02/xx/2020 for the secured claim amount of $xx and the amount of arrearage is $951.12. Plan was filed on 12/xx/2019. The date of last filing bankruptcy is 08/xx/2022 and bankruptcy is still active.

The step modification agreement with an effective date of 12/xx/2021 shows the new modified unpaid principal balance is $xx. The borrower agreed to pay the modified monthly P&I of $463.45 with a modified interest rate of 6.978 % starting on 12/xx/2021, which will get changed in 6 steps until the new maturity date of 03/xx/2037. The rate will change in 6 steps which end with 11.978%. There are no deferred balance and principal forgiven amount. This modification document is not signed by the borrower and the lender.

As per latest BPO property inspection report dated 07/xx/2022 located at “xx” the subject property is occupied by an unknown party.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower "xx" had filed bankruptcy under chapter 13 with the xx. The POC was filed by the creditor "xx" on 02/xx/2020 for the secured claim amount of $xx and the amount of arrearage is $951.12. As per voluntary petition schedule D shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. Hence, the unsecured portion is $xx The approved chapter 13 plan was filed on 12/xx/2019, and confirmed on 03/xx/2020. The borrower has promised to make monthly mortgage payment in the amount of $463.88 per month with the trustee under the chapter 13 plans. The date of last filing bankruptcy is 08/xx/2022 and bankruptcy is still active.	The modification agreement was made between the lender and borrower on 12/xx/2021. As per the modified term, the new principal balance is $xx. The borrower promises to pay $463.45 monthly with a modified interest rate of 6.978% beginning from xx with a maturity date of 3/xx/2037. The modification does not have a balloon provision. The loan has been modified twice since origination.
Affiliated Business Disclosure Credit Application Missing Required State Disclosures Right of Rescission	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $3113.38 |---| |----| Comment: Not Applicable Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: 12/xx/2021   Tape Value: 5/xx/2013   Variance: 3136 (Days)   Variance %:    Comment: 12/xx/2021   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 365/365   Variance:    Variance %:    Comment: 360/360   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)  xx
Field: Original CLTV Ratio Percent  xx
Field: Original Standard LTV (OLTV) xx
Field: Original Stated Rate   Loan Value: 12.99720%   Tape Value: 12.99700%   Variance: 0.00020%   Variance %: 0.00020%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 010000000000000000000000   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment: 444444444444444444444444   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000010   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment: 444444444444444444444444   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 3/xx/2037   Tape Value: 8/xx/2033   Variance: 1282 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Manufactured Housing Tape Value: Single Family Variance: Variance %: Comment: Manufactured Housing Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "The home is not affixed to the land. An appraisal report at the time of origination located at “xx” shows the type of subject property as a manufactured home. However, the Affidavit of Affixation is not available in the loan file. A manufactured home rider is not attached with a recorded mortgage. The ALTA 7 Endorsement is not attached with the final title policy. Also, the is not available in the legal description of the recorded mortgage. Hence, unable to determine whether the home is attached to the permanent foundation. Tax certificate attached with the updated title report dated 08/xx/2022 does reflect separate assessment for land and building."	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is available in the loan file but it is not signed by the borrower."	* Application Missing (Lvl 2) "Final 1003 application is missing from the loan documents."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the first lien lender fees test due to one of the following findings:
The loan data is $290.00 and comparison data is $153.19; hence, the variance is +$136.81.
The loan is a first lien mortgage with a principal amount that is greater than or equal to xx  and the sum of all lender fees exceeds the greater of 0.25% of the principal amount or $150. Lender fees are all fees designated for the lender other than the origination fee, discount points, assumption fee, rate lock fee, application fee, commitment fee, lender inspection fee (post-close) and interest; or The loan is a first lien mortgage made by a HUD approved lender and the sum of all lender fees exceeds the greater of 0.25% of the principal amount or $150. Lender fees are all fees designated for the lender other than the origination fee, discount points, assumption fee, rate lock fee, application fee, commitment fee, lender inspection fee (post-close) and interest; or The loan is a first lien mortgage with a principal amount that is less than xx and the loan charges a lender fee. (NC 24-1.1A(c1)).

This loan failed the bona fide discount points test due to one of the following findings:
The loan is a first lien mortgage and has a principal amount that is greater than or equal to xx  and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate. The discount points are marked as bona fide but an undiscounted rate value was not provided."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The loan data is $xx and comparison data is $xx; hence, the variance is -$290.92.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx  The following state disclosures are missing in the loan documents;
1. Credit Property Insurance Disclosure
2. Priority of Security Instrument Disclosure
3. Attorney Selection Disclosure."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of rescission is missing from the loan documents."		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
92247586	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$365.68	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$747.11	10.386%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 08/xx/2022 shows that the subject mortgage was originated onxx

The chain of assignment is complete; as the current assignee is "xx.

There is a state tax lien against the borrower in favor of “xx

There is a hospital, medical or attorney lien against the borrower in favor of “xx

The annual county taxes for the year 2021 have been paid in the amount of $365.68 on 12/xx/2021.

No prior year’s delinquent taxes have been found.	According to the payment history as of 06/xx/2022 the borrower is delinquent with the loan for 6 months and the next due date for the regular payment was 12/xx/2021. The last payment was received on 01/xx/2022 in the amount of $786.04 (PITI) which was applied for the due date of 11/xx/2021. The monthly P&I is in the amount of $747.11 with an interest rate of 10.386%. The current UPB is in the amount of $xx.	Collections Comments:The current status of the loan is in collection.
According to the payment history as of 06/xx/2022 the borrower is delinquent with the loan for 6 months and the next due date for the regular payment was 12/xx/2021. The last payment was received on 01/xx/2022 in the amount of $786.04 (PITI) which was applied for the due date of 11/xx/2021. The monthly P&I is in the amount of $747.11 with an interest rate of 10.386%. The current UPB is in the amount of $xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
As per servicing comment dated 02/xx/2021, borrower was on forbearance plan and was extended several times.
No information has been found related to damage or repairs to the property.
As per latest BPO report dated 07/xx/2022, the subject property is owner occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Missing Required State Disclosures	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $7951.64 |---| |----| Comment: unavailable Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: 12/xx/2020   Variance:    Variance %:    Comment: unavailable   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 365/365   Variance:    Variance %:    Comment: 360/360   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount) xx
Field: Original CLTV Ratio Percent  xx
Field: Original Standard LTV (OLTV)  xx
Field: Payment History String   Loan Value: 0000000000000000004MMMMM   Tape Value: 99963999633C33CCCCC99999   Variance:    Variance %:    Comment: 444MM444MM4M4444MM444444   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: MMMMM4000000000000000000 Tape Value: 99999CCCC333C33699996999 Variance: Variance %: Comment: 444444MM4444MM444MM444 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final application is missing from the loan file. However, values are updated from credit application located at xx
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Ease Risk Indicator is Moderate due to:
TILA Finance Charge Test Failed
TILA Foreclosure Rescission Finance Charge Test Failed"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
Loan Data :$xx,Comparison Data: $xx,Variance:-$554.38
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100.

This loan failed the TILA foreclosure rescission finance charge test.
Loan Data :$xx,Comparison Data: $xx,Variance:-$554.38
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $35."
* DTI exceeding 60% (Lvl 2)     "As per final application the total monthly income is $xx and expenses are $xx. Hence, the DTI is greater than 60%."
* LTV or CLTV exceeds 104% (Lvl 2)     "xx
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1) Agent Preference Disclosure
2) Casualty Insurance Disclosure."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "The right of rescission is not hand-dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
31189228	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$397.92	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$921.16	10.750%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	5.040%	$535.71	Unavailable	Unavailable	As per the updated title report dated 8/xx/2022, the subject mortgage was originated on xx The chain of assignment has been completed. Currently, the assignment is with xx, Its Successors and Assigns. No active judgments or liens have been found against the borrower. Annual county taxes of 2021 have been paid on 2/xx/2022 in the amount of $397.92.	According to the payment history as of 6/xx/2022, the borrower is currently delinquent for 4 months. The last payment was received 1/xx/2022 which was applied for the due date of 1/xx/2022 and the next due date for payment is 2/xx/2022. The P&I is in the amount of $535.71 and PITI is in the amount of $535.71. The UPB reflected is in the amount of $xx.	Collections Comments:As per the comment history, the current status of the loan is in collections.
According to the payment history as of 6/xx/2022, the borrower is currently delinquent for 4 months. The last payment was received 1/xx/2022 which was applied for the due date of 1/xx/2022 and the next due date for payment is 2/xx/2022. The P&I is in the amount of $535.71 and PITI is in the amount of $535.71. The UPB reflected is in the amount of $xx.
As per the comment dated 2/xx/2022, the reason for default is curtailment of income due to covid-19.
No foreclosure activity has been found.
As per the comment dated 2/xx/2022 the borrower’s income has been impacted due to covid-19. Forbearance plans ran and were extended several times from 2/xx/2022 to 6/xx/2022.
As per BPO report dated 7/xx/2022 located at “xx”, total estimated cost of repair is $xx for painting. No details have been found regarding completion of repairs. However, collection comment does not reflect any details regarding damages.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower had filed bankruptcy under chapter-7 on 12/xx/2017 with the xx The case was discharged and got terminated on 3/xx/2018. The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. Therefore, the unsecured portion is $xx. According to the PACER, the “xx” had filed bankruptcy under chapter-7 with the xx on 02/xx/2022 (This bankruptcy not related subject property) for xx.. The case was discharged and got terminated on 06/xx/2022.	This is conventional fixed rate mortgage with P&I of $921.16 with the interest rate of 10.75% and a maturity date of 2/xx/2027. According to the payment history as of 6/xx/2022, The P&I is $535.71 and the interest rate is 5.004%. As per seller’s tape, the loan was modified on 5/xx/2015. However, the modification agreement is missing from the loan file.	Affiliated Business Disclosure Credit Application Hazard Insurance Missing Required State Disclosures Origination Appraisal	Field: Bankruptcy Filing Date Loan Value: 12/xx/2017 Tape Value: 2/xx/2022 |---| -1534 (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Current Bankruptcy Post Petition Due Date   Loan Value: Unavailable   Tape Value: 2/xx/2022   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Collections, >= 120 Days   Tape Value: Bankruptcy   Variance:    Variance %:    Comment: Collections,>=120 Days   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Unavailable   Tape Value: $2311.84   Variance:    Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: 5/xx/2015   Variance:    Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 365/365   Variance:    Variance %:    Comment: 360/360   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount) xx
Field: Original CLTV Ratio Percent  xx
Field: Original Standard LTV (OLTV)   xx
Field: Payment History String   Loan Value: 0000000000000000010MMMMM   Tape Value: 963CCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: 444MM0000000000000000000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMM0100000000000000000   Tape Value: CCCCCCCCCCCCCCCCCCC3C369   Variance:    Variance %:    Comment: 0000000000000000000MM444   Tape Source: Initial   Tape Type:
Field: Property Address Street   xx
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: 6/xx/2037 Variance: Variance %: Comment: Unavailable Tape Source: Initial Tape Type:	3: Curable	* Lost Note Affidavit (Lvl 3) "The lost note affidavit has been found in the loan file located at “xx, which states that the original note has been misplaced or destroyed. However, the duplicate copy of note is available in the loan file."	* Application Missing (Lvl 2) "The final 1003 application is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file."
* Missing proof of hazard insurance (Lvl 2)     "The hazard insurance policy document is missing from the loan document."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx  The following state disclosures are missing in the loan file;
1. Choice of Insurer."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "The right of rescission is not hand-dated by the borrower; the date is printed on the right of rescission document."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$2,500.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
48602747	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,915.30	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,508.00	12.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 08/xx/2022, the subject mortgage was originated on xx

The chain of mortgage assignment has been completed. Currently, the mortgage assignment is with xx

There are 2 junior mortgages against the subject property.
The first junior mortgage against the subject property in favor of “xx in the amount of $xx originated on 0xx
No active judgments or liens have been found against the subject property and borrower.

Annual combined taxes for the year 2021 have been paid off in the amount of $xx on 02/xx/2022.

Annual combined taxes for year 2022 was due on 01/xx/2023 in the amount of $xx.

No delinquent taxes have been found.

According to the payment history as of 6/xx/2022, the borrower is currently 3 months delinquent with the loan. Last payment was received on 3/xx/2022 which was applied to 2/xx/2022. The next due date for payment is 3/xx/2022. The P&I is in the amount $683.00 with an interest rate as per payment history is 2.436%. The current UPB reflected is in the amount of $xx.	Collections Comments:As per the review of collection comments, the current status of the loan is collection.

According to the payment history as of 6/xx/2022, the borrower is currently 3 months delinquent with the loan. Last payment was received on 3/xx/2022 which was applied to 2/xx/2022. The next due date for payment is 3/xx/2022. The P&I is in the amount $683.00 with an interest rate as per payment history is 2.436%. The current UPB reflected is in the amount of $xx.

The collection comment dated 5/xx/2022 borrower’s income impacted due to covid-19.

No evidence has been found regarding foreclosure.

No evidence has been found regarding bankruptcy.

As per BPO report dated 5/xx/2022 the subject property is occupied by unknown party and is in average condition.

The adjustment of term agreement located at_ xx was made between xx with a new principal balance of $xx with fixed rate of 2.440%. The borrower promised to pay monthly P&I payment in the amount of $683.00 beginning on xx till the maturity date of 7/xx/2032. There is deferred balance amount is $xx.

Update:
No any additional information found in recent collection comments.
The collection comment history is incomplete. The collection comments are available from 11/xx/2022 to 07/xx/2024. We are missing the latest 24 months of collection comments for review. The collection comments are missing from 08/xx/2022 to 10/xx/2022.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Missing Required State Disclosures Origination Appraisal	Field: Current Legal Status Loan Value: Collections, 60-119 Days Tape Value: Collections, < 60 Days |---| |----| Comment: collections, <60 Days Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $7161.68   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 30/360   Variance:    Variance %:    Comment: 360/360   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)  xx
Field: Original CLTV Ratio Percent   xx
Field: Original Standard LTV (OLTV)  xx
Field: Payment History String   Loan Value: 111111111100000444444444   Tape Value: 63CCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: 43M111M000M000011M0011M0   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444000001111111111   Tape Value: CCCCCCCCCCCCCCCCCCCCCC36   Variance:    Variance %:    Comment: 0M1100M110000M000M111M34   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 8/xx/2036 Tape Value: 7/xx/2032 Variance: 1492 (Days) Variance %: Comment: 8/xx/2036 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 application is missing from the loan documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The Compliance Ease Risk indicator is "moderate” due to the following points:
Bona Fide Discount Points Test: fail"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the Bona Fide Discount Points Test:
The loan is a first lien mortgage and has a principal amount that is greater than or equal to xx  and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate.
The discount points are marked as bona fide but an undiscounted rate value was not provided."
* Missing Appraisal (Lvl 2)     "Appraisal report is available in the located at xx  however it is 120 day older than note date."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the xx. The following state disclosures are missing in the loan file;
1. Credit Property Insurance Disclosure
2. Priority of Security Instrument Disclosure
3. Attorney Selection Disclosure"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "The right of rescission document is not hand dated by the borrowers."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
24281745	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,156.40	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$862.12	12.050%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated 8/xx/2022 shows subject mortgage was originated on xx

The chain of assignment has been completed. The loan is currently assigned with xx

There are two civil judgments open against the borrower in the amount of $xx with xxwhich was recorded on 4/xx/2022 respectively.
Annual combined taxes of 2022 are due in the amount of $xx on 1/xx/2023.

As per updated title report, no prior year taxes are delinquent.
The review of updated payment history as of 6/xx/2022, the subject loan is currently delinquent for 3 months and the next due date of payment is 3/xx/2022. The last payment was received in the amount of $800.25 which applied for 2/xx/2022. The current P&I is $800.25 with an interest rate of 11.050%. The UPB as of the date is mentioned in the updated payment history is in the amount of $xx.	Collections Comments:The loan is in collection. The review of updated payment history as of 6/xx/2022, the subject loan is currently delinquent for 3 months and the next due date of payment is 3/xx/2022. The last payment was received in the amount of $800.25 which applied for 2/xx/2022. The current P&I is $800.25 with an interest rate of 11.050%. The UPB as of the date is mentioned in the updated payment history is in the amount of $xx.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
As per the comment dated 3/xx/2022 the borrower has been impacted by covid-19. Covid-19 FB plans ran and were extended several times from 7/xx/2020.

The property is owner occupied and is in average condition. Information regarding the damage and repair is not available in the latest servicing comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	Field: Forbearance Plan Start Date Loan Value: 7/xx/2020 Tape Value: 3/xx/2022 |---| -610 (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Mod Step Indicator Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "This loan failed the xx  rate spread home loan test due to:

Loan failed xx threshold test due to APR calculated 12.180% exceeds APR threshold of 7.280% over by +4.900%.

xx  Conventional Mortgage Rate APR threshold test due to APR calculated 12.184% exceeds APR threshold of 7.790% over by +4.394%.

This loan failed the DTI provided test due to the debt-to-income ratio was not provided as final loan application is missing from the loan documents.

This loan failed the documentation type test due to the loan is a rate spread home loan and the document type is "No
Documentation""
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA Finance Charge test due to calculated finance charge $xx exceeds disclosed finance charge of $xx over by -$112.25.

Loan failed TILA Foreclosure Rescission Finance charge test due to calculated finance charge $xx exceeds disclosed finance charge of $xx over by -$112.25."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Significant	Pass	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
32692497	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$1,000.63	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$396.01	9.572%	240	xx	xx	Conventional	Fixed	Cash Out	Unavailable	Unavailable	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	Unavailable	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	01/xx/2020	$30,331.26	Not Applicable	9.570%	$425.04	01/xx/2020	Financial Hardship	As per the updated title dated 08/xx/2022, the subject mortgage was signed on xx

The chain of assignment is complete. The current assignment is withxx dated on 03/xx/2017 was recorded on 04/xx/2017.

There is no active judgment or lien.
According to payment history tape data as of 06/xx/2022, the borrower is currently delinquent for 3 months and the next due date is 02/xx/2022.The last payment received date is 4/xx/2022. The current P&I in the amount of $425.04 with an interest rate of 9.57%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the current status of the loan is in collection.

According to payment history tape data as of 06/xx/2022, the borrower is currently delinquent for 3 months and the next due date is 02/xx/2022.The last payment received date is 4/xx/2022.  The current P&I in the amount of $425.04 with an interest rate of 9.57%. The current UPB reflected as per the payment history is in the amount of $xx.

No damage and repairs have been found.

As per collection comment dated 02/xx/2021, borrower's income is affected by Covid-19.

Update:
As per servicing comment dated 03/xx/2023, the loan modification effective date of 02/xx/2023. The new UPB is in the amount of $xx. The new interest rate of 9.572% with P&I of $265.08 starting on xx & maturity date of 06/xx/2057. Further details were not provided.
The collection comments are available from 11/xx/2022 to 07/xx/2024. The collection comments are missing from 08/xx/2022 to 10/xx/2022.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was made between lender and borrower on 01/xx/2020. As per the modified term, the new principal balance is $xx. The borrower promises to pay $425.04 for 240 months with a modified interest rate of 9.57% beginning from xx and maturity date is 10/xx/2028.	Credit Application Notice of Servicing Transfer Origination Appraisal	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $4093.34 |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: 1/xx/2020   Tape Value: 4/xx/2021   Variance: -480 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)  xx
Field: Stated Maturity Date Loan Value: 10/xx/2028 Tape Value: Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "As per loan file application is missing."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Ease Risk Indicator is Moderate due to:
TILA Foreclosure Rescission Finance Charge Test
Interest Rate Test"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the interest rate test. The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $35."
* Missing Appraisal (Lvl 2)     "As per loan file appraisal is missing."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "As per loan file servicing transfer document is missing."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "As per loan file ROR is not hand dated by borrower."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
41318487	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$673.00	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$403.12	9.000%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	05/xx/2011	$49,339.26	$2,867.13	5.000%	$237.91	05/xx/2011	Financial Hardship	The review of the updated title report dated 8/xx/2022 shows that the subject mortgage was originated in thexx

The chain of assignments is completed as the subject mortgage is still with the lender “xx

No active judgments or liens have been found.

Annual county taxes for 2021 have been paid in full in the amount of $673.00 on 01/xx/2022.	As per payment history dated 06/xx/2022, the loan is currently in delinquency for 08 months and the next due for regular payment is 10/xx/2021. The last regular payment (P&I) has been made on 05/xx/2022 in the amount of $254.76 for the due date of 09/xx/2021. The monthly P&I is in the amount of $237.91 with an interest rate of 5.004%. The UPB as of the date is in the amount of $xx.	Collections Comments:The loan is in bankruptcy.
As per payment history dated 06/xx/2022, the loan is currently in delinquency for 08 months and the next due for regular payment is 10/xx/2021. The last regular payment (P&I) has been made on 05/xx/2022 in the amount of $254.76 for the due date of 09/xx/2021. The monthly P&I is in the amount of $237.91 with an interest rate of 5.004%. The UPB as of the date is in the amount of $xx.
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
The debtor (xx) had filed bankruptcy under chapter 13 with the xx and the plan was confirmed on 02/xx/2020. The schedule-D in voluntary petition shows that the unsecured amount $0.00 secured claim in the amount of $xx and the value of collateral is $xx. The borrower promises to pay the trustee the sum of $325.25 per month for 60 months. The POC was filed on 01/xx/2020, with the secured claim amount of $xx and the amount of arrearage is $xx.  The date of the last filing is 7/xx/2022.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor xx) had filed bankruptcy under chapter 13 with the xx and the plan was confirmed on 02/xx/2020. The schedule-D in voluntary petition shows that the unsecured amount $0.00 secured claim in the amount of $xx and the value of collateral is $xx. The borrower promises to pay the trustee the sum of $325.25 per month for 60 months. The POC was filed on 01/xx/2020, with the secured claim amount of $xx and the amount of arrearage is $xx. The date of the last filing is 7/xx/2022.	The loan was modified on 05/xx/2011 with new principal balance of $xx out of which $xx has been deferred and the new interest bearing principal amount is in the amount of $xx. The borrower promises to pay the new P&I in the amount of $237.91 with the new fixed interest rate of 5.00% beginning from xx to the maturity date of 05/xx/2051.	Credit Application Loan Program Info Disclosure Notice of Servicing Transfer	Field: Current Legal Status Loan Value: Bankruptcy-Delinquent Tape Value: Bankruptcy |---| |----| Comment: Updated as per review. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: 5/xx/2011   Tape Value: 8/xx/2009   Variance: 630 (Days)   Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 30/360   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   xx
Field: Original Standard LTV (OLTV)   xx
Field: Payment History String   Loan Value: 00000000000001111114MMM4   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 4MMM41111110000000000000 Tape Value: 999999999999999999999999 Variance: Variance %: Comment: Updated as per review. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Application is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
60202631	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$8,480.78	$3,472.80	07/xx/2024	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,386.53	8.430%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	11/xx/2021	$9,379.63	$9,218.20	8.430%	$162.56	11/xx/2021	Financial Hardship	According to the updated title report dated 08/xx/2022, the subject mortgage was originated on xx

The chain of assignment has been completed. Currently, the assignment is withxx
No active judgments or liens have been found.

Annual school taxes of 2022/2023 have been due in the amount of $1535.18.

The delinquent taxes of 2022 and 2021 have been found in the total amount of $xxand good through date is 10/xx/2022 and real estate taxes payable in 2022 are delinquent in the amount of $xx.

There is one junior mortgage found against borrower which recorded onxx
There is one junior mortgage found against borrower which recorded on 0xx
According to the payment history as of 06/xx/2022, the borrower is currently delinquent for 35 months and the next due date for payment is 07/xx/2019. The last payment was received on 10/xx/2019 in the amount of $xxwhich was applied for due date 06/xx/2019. The current P&I is in the amount of $xx and current PITI is in the amount of $xx with an interest rate of 8.430%. The current UPB reflected as per the payment history is in the amount of $40.52.	Collections Comments:
The loan is in the foreclosure.

According to the payment history as of 06/xx/2022, the borrower is currently delinquent for 35 months and the next due date for payment is 07/xx/2019. The last payment was received on 10/xx/2019 in the amount of $xxwhich was applied for due date 06/xx/2019. The current P&I is in the amount of $xx and current PITI is in the amount of $xx with an interest rate of 8.430%. The current UPB reflected as per the payment history is in the amount of $40.52.

As per the comment dated 01/xx/2020, the borrower xx had deceased on 04/xx/2017.
As per the comment dated 11/xx/2021, the borrower’s income was impacted by covid-19.
The unexecuted modification was made onxx
As per the BPO report dated 07/xx/2022 located at xx, the subject property type is manufactured home. The origination time appraisal report shows the subject property type is single family. No more details have been found regarding manufactured home.

The foreclosure was initiated in 2019. According to updated title report, the complaint was filed on 10/xx/2021 by xThe foreclosure sale date was scheduled for xx also requesting for update correct UPB in a screen.
Subject property is owner occupied. No damage and repairs have been found.

Update:No any additional information found in recent collection comments.

Foreclosure Comments:The foreclosure was initiated in 2019. According to updated title report, the complaint was filed on 10/xx/2021 by xx
Bankruptcy Comments:Not Applicable	The modification agreement was made between lender and borrower on 11/xx/2021. As per the modified terms, the new principal balance is $9379.63. The borrower promises to pay $162.56 with a modified interest rate of 8.430% beginning from xx	Credit Application Notice of Servicing Transfer	Field: Interest Calculation Type Loan Value: 360/360 Tape Value: 30/360 |---| |----| Comment: Changed. Tape Source: Initial Tape Type:
Field: Original Balance (or Line Amount) xx
Field: Original CLTV Ratio Percent  xx
Field: Original Standard LTV (OLTV)   xx
Field: Payment History String   Loan Value: 11111111044343211mmmmmmm   Tape Value: FFFFFFFFFFFFFFFFFFFFFFFF   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: mmmmmmm11234344011111111   Tape Value: FFFFFFFFFFFFFFFFFFFFFFFF   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Referral Date   Loan Value: 1/xx/2019   Tape Value: 12/xx/2019   Variance: -334 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 11/xx/2021 Tape Value: 6/xx/2019 Variance: 868 (Days) Variance %: Comment: Changed. Tape Source: Initial Tape Type:	4: Unacceptable	* The property type does not match the Appraisal Report (Lvl 4) "According to BPO report dated 07/xx/2022, located at “xx”, the subject property type is manufactured home. The appraisal report shows the subject property type is single family xx No more details have been found regarding manufactured home. Unable to determine the property type from available documents."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan files."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
39609656	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$806.91	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$649.21	8.900%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	02/xx/2022	$77,881.57	Not Applicable	3.125%	$284.44	02/xx/2022	Financial Hardship	As per updated title report dated 08/xx/2022, the subject mortgage was originated on xx
The chain of assignment has been completed. Currently, the mortgage is with "xx
There are two junior mortgages in favor of xx
There is a civil judgment in the amount of $xx which was recorded on 05/xx/2022 in favor of xx
Annual county taxes of 2021 have been paid in the amount of $806.91. No prior year delinquent taxes have been found.
According to the payment history as of 06/xx/2022, the borrower has been delinquent for 1 month and the next due date for the regular payment is 05/xx/2022. The last payment was received on 5/xx/2022 in the amount of $884.00 (PITI) which was applied for the due date of 04/xx/2022. The monthly P&I is in the amount of $284.44 with an interest rate of 3.125%. The current UPB is reflected in the amount of $xx.	Collections Comments:The loan is currently in collections and the next payment is 05/xx/2022. The last payment was received on 5/xx/2022 in the amount of $884.00 (PITI) which was applied for the due date of 04/xx/2022. No records for foreclosure and bankruptcy have been found. As per the comments dated 11/xx/2020, the RFD is curtailment of income. As per the comments dated 11/xx/2020, the borrower’s income has been impacted due to covid-19. Forbearance plans ran and were extended several times from 2/xx/2021 to 11/xx/2021. No further details have been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on 02/xx/2022 between the borrowerxx The new principal balance is $xx. The borrower promises to pay P&I in the amount of $284.44, with fixed rate of 3.125%, beginning on xx The maturity is 01/xx/2062.	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer	Field: Borrower #2 Last Name xx
Field: Current Legal Status   Loan Value: Collections, < 60 Days   Tape Value: Collections   Variance:    Variance %:    Comment: The loan is currently in collections and the next payment is 05/xx/2022. The last payment was received on 5/xx/2022 in the amount of $884.00 (PITI) which was applied for the due date of 04/xx/2022.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment: As per the mod, there is no deferred balance.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: As per the note, the interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No Fc activity.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   xx
Field: Original CLTV Ratio Percent   xx
Field: Original Standard LTV (OLTV)  xx
Field: Payment History String   Loan Value: 010000001132344444444443   Tape Value: 336399999999999963CCCCCC   Variance:    Variance %:    Comment: As per the payment history, the string is 1011244444444444444400000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 344444444443231100000010 Tape Value: CCCCCC369999999999963633 Variance: Variance %: Comment: As per the payment history, the string reversed is 000004444444444444421101 Tape Source: Initial Tape Type:	4: Unacceptable	* ComplianceEase HOEPA Test Failed (Lvl 4) "Loan failed HOEPA High Cost mortgage points and fees threshold test due to fees charged $xx exceeds fees threshold of $xx over +$xx. The following list of fees was included in the test: Loan Discount Fee $xx
Document Preparation Fee $125.00
Credit Life Insurance Premium $xx
Settlement / Closing / Escrow Fee $200.00

This loan failed the timing of disclosure test due to the Sec. 32 (HOEPA) Disclosure Date indicates the creditor did not furnish the disclosure required by 12 CFR §226.32 at least three business days prior to the consummation of the high cost mortgage.

This loan failed the prepayment term test due to loan has prepayment of 60 months."	* Application Missing (Lvl 2) "The final 1003 (application) is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA Finance Charge test due to calculated finance charge $xx exceeds disclosed finance charge of $xx over by -$xx.

Loan failed TILA Foreclosure Rescission Finance charge test due to calculated finance charge $xx exceeds disclosed finance charge of $xx over by -$xx.

Loan failed TILA APR test due to calculated APR 10.207% exceeds APR threshold of 9.770% over by -0.437%."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from loan files."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from loan files."		Critical	Fail	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
14028080	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,101.57	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$812.31	11.750%	180	xx	xx	Conventional	Fixed	Purchase	Unavailable	Unavailable	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	09/xx/2008	$66,510.57	Not Applicable	9.750%	$650.00	10/xx/2008	Financial Hardship	The review of the updated title report dated 08/xx/2022 reflects that the subject mortgage was originated on xx
Corporation in the amount of $xx, which was recorded on 05/xx/2006 Instrument# |xx
The chain of the assignment has been completed. Currently, the mortgage assignment is with xx
No active liens and judgments have been found against the borrower and the property.
No prior year’s delinquent taxes have been found.
According to a review of the payment history as of 6/xx/2022, the borrower is currently delinquent for 1 month with the loan and the next due date for the regular payment is 5/xx/2022. The last payment was received on 4/xx/2022 total in the amount of PITI $834.21 which includes P&I $650.00 with the rate of interest 9.750%, which was applied for the due date of 4/xx/2022. The UPB reflected in the latest payment history is in the amount of $xx.	Collections Comments:According to the review of the servicing comments, the loan is currently in collection. As per the payment history as of 6/xx/2022, the borrower is currently delinquent for 1 month with the loan and the next due date for the regular payment is 5/xx/2022. The UPB reflected in the latest payment history is in the amount of $xx.
As per comment dated 9/xx/2021, borrower’s income is impacted by covid-19. FB plans ran and were extended several times from 12/xx/2021.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage.

Update: No any additional information found in recent collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	According to the modification, the loan was modified on 9/xx/2008. The new modified principal balance as per modification is in the amount of $xx with interest rate starting at 9.750% and the borrower promises to pay P&I in the amount of $650.00 beginning from xx The maturity date as per modification is 1/xx/2027.	Affiliated Business Disclosure Hazard Insurance HUD-1 Closing Statement Initial Escrow Acct Disclosure Missing Required State Disclosures Origination Appraisal	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $0.00 |---| |----| Comment: Unavailable Tape Source: Initial Tape Type:
Field: Forbearance Plan Start Date   Loan Value: Unavailable   Tape Value: 10/xx/2021   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: 360/360   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   xx
Field: Original Standard LTV (OLTV)  xx
Field: Payment History String   Loan Value: 000000000000002233344321   Tape Value: 3CC33C33CCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: 00000M00M000M00M00000000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 123443332200000000000000 Tape Value: CCCCCCCCCCCCCCCC33CC3CC3 Variance: Variance %: Comment: 00000M00M000M00M00000000 Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 settlement statement along with estimated HUD-1 and itemization of fees are missing from the loan file."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "The initial escrow account disclosure is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file."
* Missing proof of hazard insurance (Lvl 2)     "The hazard insurance policy document is missing from the loan document."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx The following state disclosures are missing in the loan file;
1. xx  Loan Agreement Notice.
2. Commitment Requirement/Anti-Tying.
3. TILA Disclosures in xx
4. Choice of Insurance Notice.
5. Collateral Protection Insurance Disclosure.
6. Non-Deposit Investment Product Disclosure Are there any promotional materials?
7. Insurance Solicitation/Post Commitment Requirement.
8. Construction Loan Disclosure."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
12989849	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,591.68	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$710.99	6.750%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	No Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	11/xx/2014	$128,780.16	$63,155.16	4.250%	$284.56	11/xx/2014	Financial Hardship	The review of the updated title report dated 8/xx/2022 shows that the subject mortgage was originated on xx
The chain of assignment is complete. The last assignment is with xx
Active mortgages, liens and judgments found against the borrower and property is as follows:

1. There is a junior mortgage active against property in the favor of “xx
 2. There are two state tax liens active against borrower in the favor of plaintiff “xx”, which were recorded on different dates total in the amount of $xx.
3. There are multiple civil judgments active against borrower in the favor of different plaintiff which were recorded on different dates total in the amount of $xx.
The annual city/county taxes for 2022 have been due 11/xx/2022 total in the amount of $xx.
No prior year delinquent taxes have been found.
According to payment history as of 6/xx/2022, the borrower is currently delinquent for a month and the next due date for payment is 5/xx/2022. The last payment was received on 5/xx/2022 in the amount of $611.34 which was applied for due date 4/xx/2022. The current P&I is in the amount of $284.56 and current PITI is in the amount of $611.34 with an interest rate of 4.25%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The current status of the loan is collection.
According to payment history as of 6/xx/2022, the borrower is currently delinquent for a month and the next due date for payment is 5/xx/2022. The last payment was received on 5/xx/2022 in the amount of $611.34 which was applied for due date 4/xx/2022. The current P&I is in the amount of $284.56 and current PITI is in the amount of $611.34 with an interest rate of 4.25%. The current UPB reflected as per the payment history is in the amount of $xx.
As per comment dated 09/xx/2021, the RFD is curtailment of income.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.

Update:
As per the comment dated 6/xx/2023, the subject property is owner-occupied.
The collection comments are available from 11/xx/2022 to 7/xx/2024. The collection comments are missing from 8/xx/2022 to 10/xx/2022.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on 11/xx/2014. The new modified principal balance as per modification is in the amount of $xx with interest rate starting at 4.250% and the borrower promises to pay P&I in the amount of $284.56 beginning from xx The deferred balance amount is $xx and interest bearing is $xx. The maturity date as per loan modification agreement is 10/xx/2054.	Affiliated Business Disclosure Credit Application Mortgage Insurance	Field: Deferred Balance Amount Loan Value: $63155.16 Tape Value: $5603.71 |---| $57551.45 |----| 1027.02406% Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: 11/xx/2014   Tape Value: 11/xx/2021   Variance: -2581 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 10/xx/2054 Tape Value: Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from loan file."
* MI, FHA or MIC missing and required (Lvl 2)     "This loan is FHA. MI certificate is missing from loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
81364433	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$613.53	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$824.28	9.250%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/xx/2015	$68,537.78	Not Applicable	3.625%	$317.03	06/xx/2015	Financial Hardship	The review of the updated title report dated 08/xx/2022 shows that the subject mortgage was originated onxx The chain of assignment has been completed. There are 2 civil judgments open against the borrower; in the amount of $xx which was recorded on 11/xx/2014 in favor ofxx There are 2 prior civil judgments open against the borrower in the amount of $xx which was recorded on 03/xx/2005 and 02/xx/2005 in favor ofxx County taxes of 2021 are paid off in the amount of $613.53 on 11/xx/2021. No prior year delinquent taxes have been found in the updated title report.	Review of the payment history dated as of 06/xx/2022 reveals that borrower has been delinquent for 1 month. The last payment was received in the amount of $317.03 on 05/xx/2022 which was applied for the due date of 04/xx/2022. The next due date is 05/xx/2022. Current UPB as of date reflected in the provided payment history is in the amount of $xx and current interest rate as per payment history is 3.625%.	Collections Comments:Currently, the loan is in collections.

The loan was modified on 06/xx/2015 with the 3 step amortization with the new principal balance of $xx and the new interest bearing principal amount is in the amount of $xx. The borrower promises to pay the initial step P&I of $317.03 with the new initial step interest rate of 3.625% beginning from xx and the new maturity date is 12/xx/2042.

Review of the payment history dated as of 06/xx/2022 reveals that borrower has been delinquent for 1 month. The last payment was received in the amount of $317.03 on 05/xx/2022 which was applied for the due date of 04/xx/2022. The next due date is 05/xx/2022. Current UPB as of date reflected in the provided payment history is in the amount of $xx and current interest rate as per payment history is 3.625%.

According to BPO report located at xx) dated 12/xx/2014, the subject property was damaged. The estimated damage amount is $xx. However, there are no evidences to current status of repairs.

Information on the foreclosure proceedings is not available.

Information on the bankruptcy proceedings is not available.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on 06/xx/2015 with the 3 step amortization with the new principal balance of $xx and the new interest bearing principal amount is in the amount of $xx. The borrower promises to pay the initial step P&I of $317.03 with the new initial step interest rate of 3.625% beginning from xx and the new maturity date is 12/xx/2042.	Affiliated Business Disclosure Credit Application	Field: Borrower #2 Last Name xx
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Step.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 111000144321110001121MMM   Tape Value: 3CC3CCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: 0000100000000000000000000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: MMM121100011123441000111 Tape Value: CCCCCCCCCCCCCCCCCCCC3CC3 Variance: Variance %: Comment: 00000000000000000000010000 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Property is Manufactured Housing (Lvl 2)     "Home is affixed. As per updated title Report located at xx  the subject property is a manufactured home. The ALTA 7 Endorsement is not attached with the final title policy. The legal description of mortgage has a serial xx for manufactured home. The affidavit of affixation is available with located at xx. The manufactured home is attached to a permanent foundation system and the towing hitch, wheels, and axles have been removed. Manufactured Homeowner declaration xx is available in loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan files."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$5,200.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
17844024	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$75.57	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$439.12	11.690%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	11/xx/2016	$47,215.53	Not Applicable	6.140%	$264.41	11/xx/2016	Financial Hardship	According to the updated title report dated 08/xx/2022, the subject mortgage was originated on xx The chain of mortgage assignment has been completed. Currently, the mortgage assignment is with x There is one credit card judgment against the borrower in favor of “xx” in the amount of $xx which was recorded on 11/xx/2016. Annual county taxes for the year 2021 have been paid off in the total amount of $76.56 on 12/xx/2021. No delinquent taxes have been found.	According to the payment history as of 6/xx/2022, the borrower is currently 1 month delinquent with the loan. Last payment was received on 4/xx/2022 which was applied to 4/xx/2022. The next due date for payment is 5/xx/2022. The P&I is in the amount $340.02 with an interest rate as per payment history is 8.850%. The current UPB reflected is in the amount of $xx.	Collections Comments:As per the review of collection comments, the current status of the loan is in collection.

According to the payment history as of 6/xx/2022, the borrower is currently 1 month delinquent with the loan. Last payment was received on 4/xx/2022 which was applied to 4/xx/2022. The next due date for payment is 5/xx/2022. The P&I is in the amount $340.02 with an interest rate as per payment history is 8.850%. The current UPB reflected is in the amount of $xx.

No comments have been found regarding borrower impacted by Covid-19 pandemic.

Unable to determine the reason for default.

No evidence has been found regarding foreclosure.

As per BPO report dated 7/xx/2022 the subject property is owner occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrowerxx

The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. Therefore; unsecured portion is $0.00.

The case is discharged on 07/xx/2022 and the last filing date is 07/xx/2022.

The modification agreement was made between xx on 10/xx/2016. The new modified principal balance is $xx. The borrower promises to pay the P&I in the amount of $264.41 with step interest rate of 6.140% to 8.850% beginning from xx till the maturity date of 10/xx/2056. There is no forgiven principal amount and no deferred amount.	Affiliated Business Disclosure Notice of Servicing Transfer Origination Appraisal	Field: Current Legal Status Loan Value: Collections, < 60 Days Tape Value: Bankruptcy |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 11/xx/2016   Tape Value: 11/xx/2016   Variance: 7 (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)  xx
Field: Original CLTV Ratio Percent  xx
Field: Original Standard LTV (OLTV)  xx
Field: Payment History String   Loan Value: 00000432210000100000MMMM   Tape Value: 3CCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: MMMM00000100001223400000 Tape Value: CCCCCCCCCCCCCCCCCCCCCCC3 Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Missing Appraisal (Lvl 2) "Appraisal report at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* Property is Manufactured Housing (Lvl 2)     ""An appraisal report is missing from the loan files. The type of subject property as a manufactured home. The ALTA 7 Endorsement is not attached with the final title policy. The legal description attached with the subject mortgage shows Serial Number xx. The affidavit of affixation is not available in updated title report and loan files.
Certificate of title located at xx  is available in the loan files.""
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form disclosure is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by the borrower."
																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$15,489.18	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
19638751	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$16,049.88	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,145.51	7.975%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	12/xx/2011	$427,677.68	$124,777.68	4.125%	$1,242.17	12/xx/2011	Financial Hardship	According to the updated title report dated 8/xx/2022, the subject mortgage was originated on xx
The chain of assignments has been completed. Currently, the assignment isx
No active judgments or liens have been found.

1st combined taxes of 2022 have been paid in the amount of $xx on 2/xx/2022.

2nd combined taxes of 2022 have been paid in the amount of $xx on 8/xx/2022.
1st school taxes of 2022 have been paid in the amount of $xx on 11/xx/2022.
No prior year delinquent taxes have been found.

According to the payment history as of 6/xx/2022, the borrower is currently delinquent for 10 months and the next due date for payment is 8/xx/2021. The last payment was received on 7/xx/2021 in the amount of $xx which was applied for due date 7/xx/2021. The current P&I is in the amount of $xx and current PITI is in the amount of $xx with an interest rate of 4.125%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the loan is in collection.

According to the payment history as of 6/xx/2022, the borrower is currently delinquent for 10 months and the next due date for payment is 8/xx/2021. The last payment was received on 7/xx/2021 in the amount of $xx which was applied for due date 7/xx/2021. The current P&I is in the amount of $xx and current PITI is in the amount of $xx with an interest rate of 4.125%. The current UPB reflected as per the payment history is in the amount of $xx.
As per comment dated 12/xx/2021, the borrower’s income is impacted by covid-19. The servicer provided an FB which ran and were extended several times from 12/xx/2021 to 1/xx/2022.

There is no evidence regarding the bankruptcy and foreclosure in the loan file.

Further details not provided.
Update
As per servicing comment dated 12/xx/2022, new forbearance start on dated 11/xx/2022.
The collection comment history is incomplete. The collection comments are available from 11/xx/2022 to 07/xx/2024.We are missing the latest 24 months of collection comments for review. The collection comments are missing from 08/xx/2022 to 10/xx/2022.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on 12/xx/2011. As per the modified term, the new principal balance is $xx. There is deferred amount of $xx. Therefore the interest bearing amount is $xx. The borrower promises to pay $xx monthly with a modified interest rate of 4.125% beginning from xx with a maturity date of 11/xx/2051. The modification does not have a balloon provision.	Document Showing a Index Numerical Value Loan Program Info Disclosure Missing Required State Disclosures	Field: Current Legal Status Loan Value: Collections Tape Value: Collections, 60-119 Days |---| |----| Comment: Change. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: $124777.68   Tape Value: $122600.00   Variance: $2177.68   Variance %: 1.77624%   Comment: Change.   Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: 1/xx/2022   Tape Value: 8/xx/2021   Variance: 153 (Days)   Variance %:    Comment: Change.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: Change.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Change.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Change.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value  xx
Field: Original CLTV Ratio Percent   xx
Field: Original Standard LTV (OLTV)   xx
Field: Payment History String   Loan Value: 0000000000000000000MMMMM   Tape Value: 9999999963CCCCCCCCCCCCCC   Variance:    Variance %:    Comment: Change.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMM0000000000000000000   Tape Value: CCCCCCCCCCCCCC3699999999   Variance:    Variance %:    Comment: Change.   Tape Source: Initial   Tape Type:
Field: Property Address Street  xx
Field: Purpose of Refinance Per Application   Loan Value: Not Applicable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Change.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application Loan Value: Debt Consolidation Tape Value: Refinance Variance: Variance %: Comment: Change. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the xx. The following state disclosures are missing in the loan file;
1) xx Consumer Credit Disclosure / Fair Credit Reporting Notice
2)   xx Interest Rate Disclosure
3) Mortgage Bankers and Exempt Organizations Pre-application
4) Co-Signer Notice Requirements
5) Default Warning Notice
6) Commitment Disclosure, Lock-in Disclosure, Expiration of Lock-in or Commitment Period."
																																																																																								* Operative Index Numerical Value Unavailable based on lender docs (Lvl 2) "Operative index value is unable to be confirmed from supportive documents available in the loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
55035522	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$5,847.28	05/xx/2024	Not Applicable	No	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	$2,447.92	$3,473.26	6.250%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	31.674%	First	Final policy	Not Applicable	$250,000.00	06/xx/2020	$535,186.47	Not Applicable	2.000%	$1,576.58	06/xx/2020	Financial Hardship	According to the updated title report dated 09/xx/2022, the subject mortgage was originated onxx

The chain of mortgage assignment has been completed. Currently, the mortgage assignment is with xx
There are three senior mortgage against the subject property. First senior mortgage which was recorded on xx

Second senior mortgage which was recorded on xx
Third senior mortgage which was recorded on xx

There is one active junior mortgage against the subject property in the favor of “xx
There is one judgment found against the borrower in the favor of xx” in the amount of $0.00 which was recorded on 08/xx/2014.

There are 4 state tax liens found against the subject property in the favor of “xx” in the total amount of $xx which were recorded on different dates.

There is one UCC financing statement against the subject property in the favor of “xx” in the amount of $0.00 which were recorded on 02/xx/2021.

1st installment of county taxes for the year 2021/2022 have been paid off in the amount of $xx on 12/xx/2021.

2nd installment of county taxes for the year 2021/2022 have been paid off in the amount of $xx on 04/xx/2022.

No delinquent taxes have been found.

According to the payment history as of 6/xx/2022, the borrower is currently 14 months delinquent with the loan. Last payment was received on 3/xx/2021 which was applied to 3/xx/2021. The next due date for payment is 4/xx/2021. The P&I is in the amount $xx with an interest rate as per payment history is 2.000%. The current UPB reflected is in the amount of $xx.	Collections Comments:As per the review of collection comments, the current status of the loan is in foreclosure. According to the payment history as of 6/xx/2022, the borrower is currently 14 months delinquent with the loan. Last payment was received on 3/xx/2021 which was applied to 3/xx/2021. The next due date for payment is 4/xx/2021. The P&I is in the amount $xx with an interest rate as per payment history is 2.000%. The current UPB reflected is in the amount of $xx. The collection comment dated 5/xx/2021 borrower’s income impacted due to covid-19. Forbearance plan being offered on loan. The collection comment dated 5/xx/2021 the forbearance plan started from 5/xx/2021. Forbearance plan ran and were extended from 7/xx/2021.
Foreclosure Comments:As per servicing comment dated 05/xx/2022, the foreclosure was initiated in year 2022. No recent sale has been scheduled as per latest comment. Further details not provided.
Bankruptcy Comments:According to the PACER, the borrower xx filed for bankruptcy under chapter-7 with the xx The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. Therefore; unsecured portion is $0.00. The case was discharged on 8/xx/2014 and the last filing date is 08/xx/2014.	The Modification agreement was made between xx on 6/xx/2020. The new modified principal balance is $xx. The borrower promises to pay the P&I in the amount of $xx with current interest rate of 2.000%beginning from xx till the maturity date of 1/xx/2049. As per modification agreement, the lender has forgiven principal in the amount of $xx. Interest bearing amount is $xx. However, the forgiven amount exceeds 2% of the modified principal balance.	Hazard Insurance Missing Required State Disclosures Notice of Servicing Transfer	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Bankruptcy is available in the PACER. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 6/xx/2020   Tape Value: 9/xx/2020   Variance: -116 (Days)   Variance %:    Comment: Doc date of last modification is 6/xx/2020.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent  xx
Field: Original Standard LTV (OLTV)   xx:
Field: Payment History String   Loan Value: 000000001000044444444444   Tape Value: F9999999999963CCCCCCC399   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444440000100000000   Tape Value: 993CCCCCC63699999999999F   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Property Address Street   xx
Field: Referral Date Loan Value: 5/xx/2022 Tape Value: 5/xx/2022 Variance: 9 (Days) Variance %: Comment: Referral date is 5/xx/2022. Tape Source: Initial Tape Type:	3: Curable	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is available in the loan file but it is not signed by the borrower."	* Missing proof of hazard insurance (Lvl 2) "The hazard insurance policy document is missing from the loan document."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx The following state disclosures are missing in the loan file; 1. Impound Account Disclosure 2. Cosigner Notice 3. Private Mortgage Insurance Disclosure 4. xx 7. CA Fair Lending Notice 8. Anti-Tying Disclosure 9. Privacy Notice 10. Notice of Right to Copy of Appraisal 11. Application for Credit-Married Persons 12. Fair Debt Collection Notice 13. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Not all borrowers signed TIL (Lvl 2)     "The final TIL is not signed by the borrower."
* Note has LIBOR Index with Replacement Clause (Lvl 2)     "Note states, If the Index is no longer available, the Note Holder will choose a new index that is based upon comparable information.  The Note holder will give notice of this choice."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan documents."
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine operative index value from available loan document."
* ROR not hand dated by borrower(s) (Lvl 2)     "The right of rescission document is not hand dated by the borrowers."
																																																																																								* TIL not hand dated (Lvl 2) "The final TIL is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
20359261	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$1,613.58	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$897.16	11.150%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	22.429%	First	Final policy	Not Applicable	Not Applicable	05/xx/2014	$91,023.39	Not Applicable	5.125%	$446.47	05/xx/2014	Financial Hardship	As per the updated title report dated 8/xx/2022, the subject mortgage was originated onxx

The chain of assignment has been completed. Currently, the assignment is with xx

There are two prior mortgages against the subject property. The first prior mortgage is in favor of Sxxxx the second prior mortgage is favor of xx .
Annual combined taxes of 2021 have been paid on 12/xx/2021 in the amount of $xx.
According to the payment history as of 6/xx/2022, the borrower is currently delinquent for 3 months. The last payment was received on 11/xx/2021 which was applied for the due date of 10/xx/2021. The servicer adjusted due date from 11/xx/2021 to 3/xx/2022 hence, the next due date for payment is 3/xx/2022. The P&I is in the amount of $446.47 and PITI is in the amount of $729.78. The UPB reflected is in the amount of $xx.	Collections Comments:As per the comment history, the current status of the loan is in collections.
According to the payment history as of 6/xx/2022, the borrower is currently delinquent for 3 months. The last payment was received on 11/xx/2021 which was applied for the due date of 10/xx/2021. The servicer adjusted due date from 11/xx/2021 to 3/xx/2022 hence, the next due date for payment is 3/xx/2022. The P&I is in the amount of $446.47 and PITI is in the amount of $729.78. The UPB reflected is in the amount of $xx.
As per the comment dated 1/xx/2022, the reason for default is curtailment of income due to covid-19.
As per servicing comment dated 12/xx/2020, the subject property has been affected by natural disaster.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
No evidence has been found regarding damage or repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the borrower "xx" with an effective date of 05/xx/2014 shows the new modified unpaid principal balance is $xx. The borrower agreed to pay the modified monthly P&I of $446.47 with a modified interest rate of 5.125% starting on xx and continuing until the new maturity date of 04/xx/2054. There are no deferred balance and principal forgiven amount.	Affiliated Business Disclosure Missing Required State Disclosures	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $6217.07 |---| |----| Comment: Not Applicable Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: 5/xx/2014   Tape Value: 3/xx/2022   Variance: -2861 (Days)   Variance %:    Comment: 5/xx/2014   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: 360/360   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)  xx
Field: Original CLTV Ratio Percent  xx
Field: Original Standard LTV (OLTV)  xx
Field: Original Stated Rate   Loan Value: 11.14960%   Tape Value: 11.15000%   Variance: -0.00040%   Variance %: -0.00040%   Comment: 11.14000%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000001111111222233444444   Tape Value: 963CC6363CCC633CCCCCCCCC   Variance:    Variance %:    Comment: 432100M0MMM0001M00000000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444332222111111100000   Tape Value: CCCCCCCCC636CCC36363C369   Variance:    Variance %:    Comment: 00000000M1000MMM0M001234   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Debt consolidation Tape Value: No Cash-Out Variance: Variance %: Comment: Debt consolidation Tape Source: Initial Tape Type:	4: Unacceptable	* ComplianceEase HOEPA Test Failed (Lvl 4) "Loan failed HOEPA High Cost mortgage points and fees threshold test due to fees charged $xx exceeds fees threshold of $xx over +$xx. The following list of fees was included in the test: Loan Origination Fee $xx
Loan Discount Fee $xx
Processing Fee $100.00
Flood Determination - Life of Loan Fee $7.00
Tax Related Service Fee $53.00
Loss of Income Insurance Premium $xx

This loan failed the timing of disclosure test due to the Sec. 32 (HOEPA) Disclosure Date was not provided."	* ComplianceEase State Regulations Test Failed (Lvl 2) "Loan failed state regulations Brokerage/Finder fee test due to the mortgage loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. The following fee was included in the test: Loan Origination Fee $xx Loan Discount Fee $xx."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA Finance Charge test due to calculated finance charge $xx exceeds disclosed finance charge of $xx over by -$xx.

Loan failed TILA Foreclosure Rescission Finance charge test due to calculated finance charge $xx exceeds disclosed finance charge of $xx over by -$xx.

Loan failed TILA APR test due to calculated APR 12.422% exceeds APR threshold of 12.022% over by -0.400%."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx The following state disclosures are missing in the loan file;
1. Placement of Insurance Disclosure
2. xx  Consent to Disclosure of Insurance Information
3. Choice of Agent/insurer
4. Insurance Solicitation/Post Commitment"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan documents."		Critical	Fail	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
93729278	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	$802.94	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$963.78	10.630%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	05/xx/2019	$102,782.30	Not Applicable	7.350%	$665.01	05/xx/2019	Financial Hardship	The review of the updated title report dated 08/xx/2022 shows that the subject mortgage was originated on xx
The current assignee is "xx
No active liens and judgments have been found against the borrower and subject property.
The annual combined tax for the year of 2022 has been due in the amount of $802.94 on 01/xx/2023.
The annual combined tax for the year of 2021 has been paid in the amount of $802.94 on 11/xx/2021.
No prior year’s delinquent taxes have been found.	According to the payment history as of 06/xx/2022 the borrower is delinquent with the loan for 1 month and the next due date for the regular payment was 05/xx/2022. The last payment was received on 05/xx/2022 in the amount of $811.32 (PITI) which was applied for the due date of 04/xx/2022. The monthly P&I is in the amount of $665.01 with an interest rate of 7.350%. The current UPB is reflected in tape for the amount of $xx.	Collections Comments:The current status of the loan is collections.
According to the payment history as of 06/xx/2022 the borrower is delinquent with the loan for 1 month and the next due date for the regular payment was 05/xx/2022. The last payment was received on 05/xx/2022 in the amount of $811.32 (PITI) which was applied for the due date of 04/xx/2022. The monthly P&I is in the amount of $665.01 with an interest rate of 7.350%. The current UPB is reflected in tape for the amount of $xx.
No evidences have been found regarding the current foreclosure and bankruptcy.
No information has been found regarding the forbearance plan.
The step modification agreement with an effective date of 05/xx/2019 shows the new modified unpaid principal balance is $xx. The borrower promised to make a monthly payment of $665.01 with an interest rate of 7.350 % beginning from xx which will get changed in 3 steps till the maturity date of 04/xx/2059. The rate will change in 3 steps which end with 9.173%. There are no deferred balance and principal forgiven amount.
As per latest property inspection report dated 03/xx/2022 located at “xx
No information has been found related damage or repairs.
As per servicing comment dated 06/xx/2020, Borrower's workplace is not affected by natural disaster.

Update:-
As per the collection comment dated 3/xx/2023, the loan was modified on 5/xx/2019. Further details not provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The step modification agreement was signed between the borrower "xx" with an effective date of 05/xx/2019 shows the new modified unpaid principal balance is $xx. The borrower promised to make a monthly payment of $665.01 with an interest rate of 7.350 % beginning from xx which will get changed in 3 steps till the maturity date of 04/xx/2059. The rate will change in 3 steps which end with 9.173%. There are no deferred balance and principal forgiven amount.	Credit Application Missing Required State Disclosures	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $0.00 |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: 5/xx/2019   Tape Value: 5/xx/2019   Variance: -24 (Days)   Variance %:    Comment: 5/xx/2019.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 5/xx/2019   Tape Value: 5/xx/2024   Variance: -1827 (Days)   Variance %:    Comment: 5/xx/2019.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 7.350%   Tape Value: 8.350%   Variance: -1.000%   Variance %: -1.00000%   Comment: 7.350.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 5/xx/2024   Tape Value: 5/xx/2025   Variance: -365 (Days)   Variance %:    Comment: 5/xx/2024.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 8.350%   Tape Value: 9.173%   Variance: -0.823%   Variance %: -0.82300%   Comment: 8.350%.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)  xx
Field: Original CLTV Ratio Percent   xx
Field: Original Standard LTV (OLTV)   xx
Field: Payment History String   Loan Value: 111111111111322222221MMM   Tape Value: 36666666666666666633333C   Variance:    Variance %:    Comment: 11111222222212341114.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMM122222223111111111111   Tape Value: C33333666666666666666663   Variance:    Variance %:    Comment: 411124222222121211111.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Refiannce. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 application is missing from the loan documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The compliance ease risk indicator is moderate due to:
TILA Finance Charge Test failed and Bona Fide Discount Points Test failed."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the bona fide discount points test due to one of the following findings:
The loan is a first lien mortgage and has a principal amount that is greater than or equal to $10,000 and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate.
The discount points are marked as bona fide but an undiscounted rate value was not provided."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx  The following state disclosures are missing in the loan documents;
1. Credit Property Insurance Disclosure
2. Priority of Security Instrument Disclosure
3. Attorney Selection Disclosure."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "Right of rescission document is not hand dated by the borrowers."		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
14906454	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$199.85	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$616.35	10.225%	181	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 08/xx/2022, the subject mortgage was originated onxx
Chain of assignment has been completed. Last assignment is with the xx
There is one junior civil judgment against the borrower in favor of xx
Annual county taxes for the year of 2022 are due in the amount of $199.85.
No prior year delinquent taxes have been found.
According to a review of the payment history as of 6/xx/2022, the borrower is 02 months delinquent with the loan and the next due date for the regular payment is 4/xx/2022. The last payment was received on 4/xx/2022 total in the amount of PITI $399.74 which includes P&I $399.74 with the rate of interest of 7.990%. The UPB reflected in the latest payment history is in the amount of $xx.The borrower made last payment as per AOT	Collections Comments:According to the review of the servicing comments, the loan is in collections. The next due date for the regular payment is 4/xx/2022. The last payment was received on 4/xx/2022 total in the amount of PITI $399.74 which includes P&I $399.74 with the rate of interest of 7.990%. The UPB reflected in the latest payment history is in the amount of $xx.
As per seller’s tape date the forbearance plan ran from 5/xx/2022.No further information has been found.
No details related to the bankruptcy and foreclosure have been found.
No evidence related to occupancy and current condition of the subject property has been found in the latest 24 months of servicing comments

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer Right of Rescission	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $772.53 |---| |----| Comment: UA. Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: 360/306.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: UA.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)  xx
Field: Original CLTV Ratio Percent   xx
Field: Original Standard LTV (OLTV)  xx
Field: Payment History String   Loan Value: 110000000004444444444444   Tape Value: 3CCCC333CCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: 000000000011100112.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444400000000011   Tape Value: CCCCCCCCCCCCCCCC333CCCC3   Variance:    Variance %:    Comment: 000000000011100112.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 12/xx/2018 Tape Value: 8/xx/2035 Variance: -6087 (Days) Variance %: Comment: UN. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan files."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The required affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan files."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
59180544	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Second	$0.00	$839.33	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$363.19	10.760%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	12/xx/2021	$46,475.72	Not Applicable	2.875%	$163.05	12/xx/2021	Financial Hardship	The review of the updated title report dated 8/xx/2022 shows that the subject mortgage was originated on xx

The chain of assignments has been completed. Currently, the assignment is with xx.

There is an active prior mortgage against the subject property in the favor of xx in the amount of $xx originated xx which was recorded on 1/xx/2006.

There are four IRS liens against borrower in the total amount $xx and in favor of xx which are recorded on different dates.

The annual county taxes for 2021 have been paid in full in the amount of $805.76 on 11/xx/2021.

No prior year delinquent taxes have been found.
According to payment history as of 6/xx/2022, the borrower is currently delinquent for 10 months and the next due date for payment is 8/xx/2021. The last payment was received on 5/xx/2022 in the amount of $591.01 which was applied for due date 7/xx/2021. The current P&I is in the amount of $332.27 and current PITI is in the amount of $591.01 with an interest rate of 9.760%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the loan is in collection.

According to payment history as of 6/xx/2022, the borrower is currently delinquent for 10 months and the next due date for payment is 8/xx/2021. The last payment was received on 5/xx/2022 in the amount of $591.01 which was applied for due date 7/xx/2021. The current P&I is in the amount of $332.27 and current PITI is in the amount of $591.01 with an interest rate of 9.760%. The current UPB reflected as per the payment history is in the amount of $xx.

As per comment dated 5/xx/2022, the reason for default is unemployment / decreased Inc.

The subject property is owner occupied. There is no evidence regarding the bankruptcy and foreclosure in the loan file.

According to the comment dated 2/xx/2021, the home has been remodeled, including wiring, pipes, and so on. He also obtained private insurance. The estimated repair amount is not found.

As per comment dated 5/xx/2022, the borrower’s income is impacted by covid-19. The servicer provided FB plans which ran and were extended several times from 5/xx/2022. Further details not provided.

Update:
As per the comment dated 12/xx/2022, the borrower is deceased on 4/xx/2011.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on 12/xx/2021 with new principal balance of $xx. The borrower promises to pay the new modified P&I of $163.05 with the new fixed interest rate of 2.875% beginning from 12/xx/2021 to the new maturity date of 11/xx/2061.	Credit Application	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $624.94 |---| |----| Comment: Changes as per documents. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: 12/xx/2021   Tape Value: 3/xx/2015   Variance: 2452 (Days)   Variance %:    Comment: Changes as per documents.   Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: 5/xx/2022   Tape Value: 3/xx/2022   Variance: 74 (Days)   Variance %:    Comment: Changes as per documents.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: Changes as per documents.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Changes as per documents.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   xx Comment: Changes as per documents.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   xx Comment: Changes as per documents.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   xx Comment: Changes as per documents.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000000000000000000MMMM   Tape Value: 99999999999999999963CCCC   Variance:    Variance %:    Comment: Changes as per documents.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMM00000000000000000000   Tape Value: CCCC36999999999999999999   Variance:    Variance %:    Comment: Changes as per documents.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: 11/xx/2061 Tape Value: 4/xx/2038 Variance: 8611 (Days) Variance %: Comment: Changes as per documents. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Final 1003 is missing from loan file." * ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4858183	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$140.25	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$696.75	11.384%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 08/xx/2022 shows that the subject mortgage was originated on xx. The chain of assignments has been completed. The mortgage is currently assigned to xx, which was recorded on 08/xx/2022. No active judgments or liens were found. The annual county taxes for the year of 2021 have been paid in the amount of $ 140.25 on 11/xx/2021. No prior year’s delinquent taxes have been found.	According to the payment history as of 06/xx/2022, the borrower is delinquent with the loan for 5 months and the next due date for the regular payment was 12/xx/2021. The last payment was received on 04/xx/2022 in the amount of $783.82 (PITI) which was applied for the due date of 11/xx/2021. The monthly P&I is in the amount of $668.01 with an interest rate of 10.880%. The current UPB is $xx. The borrower has been making payments as per Agreed Rate Reduction Rider located at xx	Collections Comments:The loan is currently in active bankruptcy. The borrower is delinquent with the loan for 5 months and the next due date for the regular payment was 12/xx/2021. The last payment was received on 04/xx/2022 in the amount of $783.82 (PITI) which was applied for the due date of 11/xx/2021. The monthly P&I is in the amount of $668.01 with an interest rate of 10.880%. The current UPB is $xx. According to the PACER, the borrower had filed the bankruptcy under chapter 13 with xx on 07/xx/2019. The date of last filing bankruptcy is 12/xx/2021 and bankruptcy is still active. No evidences have been found regarding the current/prior foreclosure proceedings. As per comment dated 08/xx/2020, borrower is on forbearance plan No information has been found related damage or repairs. The occupancy of the subject property is unable to be determined. As per servicing comment dated 10/xx/2021, the borrower’s income has been impacted due to Covid-19 pandemic.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower had filed the bankruptcy under chapter 13 with case# xx on 07/xx/2019. As per Voluntary Petition schedule D (Doc# 1) shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. Hence, the unsecured portion is $xx. The POC xx was filed by the creditor xx on 09/xx/2019 for the secured claim amount of $xx and the amount of arrearage is $767.29. The approved chapter 13 (Doc #7) plan was filed on 07/xx/2019 and confirmed on 07/xx/2019. The borrower shall pay monthly mortgage payment in the amount of $763.00 per month for 60 months to the trustee under the chapter 13 plan. The date of last filing bankruptcy is 12/xx/2021 and bankruptcy is still active.	Not Applicable	Affiliated Business Disclosure Credit Application Good Faith Estimate Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Current Bankruptcy Post Petition Due Date Loan Value: Unavailable Tape Value: 12/xx/2021 |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Delinquent   Tape Value: Bankruptcy   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $2154.03   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: 11/xx/2020   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   xx Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)  xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 1000000000000000444MMMMM   Tape Value: 9999999633C33333C63C3363   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: MMMMM4440000000000000001 Tape Value: 3633C36C33333C3369999999 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 application is missing from the loan documents."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "This loan failed the HOEPA higher-priced mortgage loan test.
Using the greater of the disclosed APR and the calculated APR, the loan is a higher-priced mortgage loan, as defined in
Regulation Z.
While the HOEPA higher-priced mortgage loan provisions specify that lenders can legally make this type of loan subject to additional requirements in 12 CFR §1026.35, some lenders and secondary market investors may prefer not to fund or buy higher priced mortgage loans even if the additional conditions are met.

HOEPA Higher-Priced Mortgage Loan Test is fail. Loan data is xx
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final Good Faith Estimate is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan document."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial Truth in Lending disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
Choice of Insurer"
* Not all borrowers signed TIL (Lvl 2)     "The final TIL is not signed by the borrower."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing Transfer disclosure is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan documents."
																																																																																								* TIL not hand dated (Lvl 2) "The final TIL is not hand dated by the borrower."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
2358385	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,159.22	06/xx/2024	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,100.44	10.440%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/xx/2022	$90,941.29	Not Applicable	9.940%	$825.09	09/xx/2022	Financial Hardship	As per the updated title report dated 08/xx/2022, the subject mortgage was originated on xx.

The chain of assignment is incomplete. The loan is currently assigned with xx
No active liens and judgments have been found against borrower and property.

There are no prior year real estate delinquent taxes.
According to the payment history as of 06/xx/2022, the borrower is 11 months delinquent with the loan. The last payment received on 06/xx/2021 which is applied on 06/xx/2021. The next due date for payment is 07/xx/2021. The P&I are in the amount of $xx and PITI is in the amount of $xx. The UPB reflected as per the payment history is in the amount of $xx and current interest rate as per payment history is 9.940%.	Collections Comments:The current status of the loan is foreclosure.
According to the payment history as of 06/xx/2022, the borrower is 11 months delinquent with the loan. The last payment received on 06/xx/2021 which is applied on 06/xx/2021. The next due date for payment is 07/xx/2021. The P&I are in the amount of $xx and PITI is in the amount of $xx. The UPB reflected as per the payment history is in the amount of $xx and current interest rate as per payment history is 9.940%.
As per comment dated 8/xx/2020, the servicer offered covid-19 FB plans that ran from 10/xx/2020 and were extended till 8/xx/2022.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy.
No evidence of damage or repairs has been found.

Foreclosure Comments:As per seller's tape data, the foreclosure is initiated 2022. No further details are available.
Bankruptcy Comments:Not Applicable	The modification agreement was made between borrower and lender with an effective date of 09/xx/2022, stated the new modified unpaid principal balance is $xx. The interest bearing amount is $xx. The borrower has to make a monthly payment of $825.09 with an interest rate of 9.940% beginning from 09/xx/2022 till the maturity date 04/xx/2047.	Credit Application Origination Appraisal	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $3636.36 |---| |----| Comment: updated as pere review. Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: updated as pere review.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: updated as pere review.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   xx Comment: updated as pere review.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 81.990%   Tape Value: 82.000%   Variance: -0.010%   Variance %: -0.01000%   Comment: updated as pere review.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 81.990%   Tape Value: 82.000%   Variance: -0.010%   Variance %: -0.01000%   Comment: updated as pere review.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000044444444444444444444   Tape Value: FFF9999963CCCCCCC3696699   Variance:    Variance %:    Comment: updated as pere review.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444444444440000   Tape Value: 9966963CCCCCCC36999F9FFF   Variance:    Variance %:    Comment: updated as pere review.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 4/xx/2047 Tape Value: 10/xx/2027 Variance: 7103 (Days) Variance %: Comment: updated as pere review. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE is moderate due to failure of TILA foreclosure rescission finance charge test."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
As per final TIL finance charge is xx
It is not considered accurate for purposes of rescission because it is understated by more than $35."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
48706029	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,859.65	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$623.44	8.344%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 08/xx/2022 shows that the subject mortgage was originated on xx The chain of assignments is not complete; the current assignment is with xx No active judgments or liens were found against subject mortgage/subject property. The 1st, 2nd, 3rd, and 4th installment of city taxes for the year of 2021 and 2022 have been paid in the total amount of $xx on 09/xx/2021, 12/xx/2021, 03/xx/2022 and 06/xx/2022. No prior year’s delinquent taxes have been found.	According to payment history as of 06/xx/2022, the borrower is currently delinquent for 07 months and the next due date for payment is 11/xx/2021. The last payment was received on 12/xx/2021 in the amount of $513.00 which was applied for due date 10/xx/2021. The current P&I is in the amount of $513.00 and current PITI is in the amount of $513.00 with an interest rate of 8.344%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The subject loan is in collections.
According to payment history as of 06/xx/2022, the borrower is currently delinquent for 07 months and the next due date for payment is 11/xx/2021. The last payment was received on 12/xx/2021 in the amount of $513.00 which was applied for due date 10/xx/2021. The current P&I is in the amount of $513.00 and current PITI is in the amount of $513.00 with an interest rate of 8.344%. The current UPB reflected as per the payment history is in the amount of $xx.
No evidences have been found regarding the current/prior foreclosure proceedings.
According to servicing comments dated 03/xx/2020, the subject property had damages such as punch list, attic stairs and replace 2 outlets next to sink and the estimated cost of repairs is not provided.
As per servicing comment dated 05/xx/2022, the property occupancy stated as owner occupied.
As per servicing comment dated 12/xx/2021, the borrower’s income has been impacted due to Covid-19 pandemic and the reason for default is curtailment of income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Missing Required State Disclosures	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $0.00 |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Forbearance Plan Start Date   Loan Value: 1/xx/2022   Tape Value: 12/xx/2021   Variance: 32 (Days)   Variance %:    Comment: 1/xx/2022   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 365/365   Variance:    Variance %:    Comment: 360/360   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   xx Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   xx Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   xx Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00321M4MMMM44MMMMMMMMMMM   Tape Value: 9999663CCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: 0000000000000013M44M4MM1   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMMMMMMMM44MMMM4M12300   Tape Value: CCCCCCCCCCCCCCCCC3699999   Variance:    Variance %:    Comment: 0000000000000013M44M4MM1   Tape Source: Initial   Tape Type:
Field: Property Address Street xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final application is missing from the loan file. However, values are updated from credit application located at, xx
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The compliance ease risk indicator is moderate due to
TILA Finance Charge Test: Fail
TILA Foreclosure Rescission Finance Charge Test: Fail
TILA APR Test: Fail"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The loan data is xx
The finance charge is xx
understated by more than $100.
This loan failed the TILA foreclosure rescission finance charge test.
The loan data is xx
The finance charge is xx.
This loan failed the TILA APR test.
The loan data is 8.750% and comparison data is 8.894%; hence, the variance is -0.144%.
The annual percentage rate (APR) is xx 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1. Copy of Appraisal or Statement of Appraised Value"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "The right of rescission document is not hand dated by the borrowers."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$163,176.63	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
9118507	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$188.23	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$505.98	11.360%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	04/xx/2022	$47,344.13	$3,344.13	3.125%	$160.70	04/xx/2022	Financial Hardship	The review of the updated title report dated 08/xx/2022 shows that the subject mortgage was originated on xx”

The chain of assignments has been completed. Currently, the assignment is with xx.

No active judgments or liens were found.

The 2021 county annual taxes have been paid in the amount of $188.23 on 12/xx/2021.

No prior year delinquent taxes have been found.	According to the payment history as of 6/xx/2022, the borrower is currently delinquent for 2 months and the next due date for payment is 4/xx/2022, whereas the last payment received date is unable to be determined. The current P&I is in the amount of $160.70 and current PITI is in the amount of $266.34 with an interest rate of 3.125%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The current status of the loan is in collection.

According to the payment history as of 6/xx/2022, the borrower is currently delinquent for 2 months and the next due date for payment is 4/xx/2022, whereas the last payment received date is unable to be determined. The current P&I is in the amount of $160.70 and current PITI is in the amount of $266.34 with an interest rate of 3.125%. The current UPB reflected as per the payment history is in the amount of $xx.

This modification agreement was signed between the borrower xx with an effective date of 04/xx/2022 shows the new modified unpaid principal balance is $xx out of which $xx is interest bearing amount and deferred amount is $xx. The borrower agreed to pay the modified monthly P&I of $160.70 with a modified interest rate of 3.125% starting on 04/xx/2022 and continuing until the new maturity date of 03/xx/2062. There is no principal forgiven amount.

As per servicing comment dated 12/xx/2021, the property occupancy stated as owner occupied. According to collection comment dated 12/xx/2020 the property is damaged due to natural disaster. Further details regarding the damages and repairs not provided.

As per comment dated 12/xx/2020, the borrower’s income is impacted by covid-19. The servicer provided an FB which ran and extended several times from 2/xx/2021 & 6/xx/2021.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was signed between the borrower xx with an effective date of 04/xx/2022 shows the new modified unpaid principal balance is $xx out of which $xx is interest bearing amount and deferred amount is $xx.The borrower agreed to pay the modified monthly P&I of $160.70 with a modified interest rate of 3.125% starting on 04/xx/2022 and continuing until the new maturity date of 03/xx/2062. There is no principal forgiven amount.	Credit Application Missing Required State Disclosures Mortgage Insurance for LTV>80% Notice of Servicing Transfer	Field: Interest Calculation Type Loan Value: 360/360 Tape Value: In Arrears |---| |----| Comment: Changes as per document. Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Changes as per document.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   xx Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   xx Comment: Changes as per document.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   xx Comment: Changes as per document.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000004444444444444444444   Tape Value: 63CC963CCCCC9999963CCCCC   Variance:    Variance %:    Comment: Changes as per document.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444444444400000   Tape Value: CCCCC3699999CCCCC36CCC36   Variance:    Variance %:    Comment: Changes as per document.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Debt consolidation Tape Value: Cash Out - Other Variance: Variance %: Comment: Changes as per document. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final application is missing from the loan file. However, values are updated from credit application located at xx
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The compliance ease risk indicator is moderate due to
Interest Rate Test: Fail
Origination Fee First Lien Test: fail
Origination Fee & Broker Fee Test: Fail"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Interest Rate Test: Fail
The loan data is xx
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located.

Origination Fee First Lien Test: fail
The loan data is xx
The loan charges more than a 1% origination fee (whether from the buyer or the seller).

Origination Fee & Broker Fee Test: Fail
The loan data is xx
The loan does not have DIDMCA preemption selected and the sum of the origination fee and all broker fees is greater than 1%."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1 Borrower's Choice of Insurer or Agent"
* Mortgage Insurance Certificate missing (Lvl 2)     "The loan is conventional and LTV exceeds 99.00%.Hence, the MI certificate is required, which is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "The right of rescission is not hand-dated by the borrower; the date is printed on the right of rescission document."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
85022051	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$765.02	9.326%	240	xx	xx	Conventional	Fixed	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/xx/2020	$64,411.01	Not Applicable	9.326%	$573.12	09/xx/2020	Financial Hardship	The review of the updated title report dated 8/xx/2022 shows that the subject mortgage was originated on xx.
The chain of assignment has been completed as the subject mortgage is with xx
No active judgments or liens have been found.
Taxes of 2022 have been exempt.	According to the payment history as of 06/xx/2022, the borrower has been delinquent for 2 months with the loan. The last payment was received on 3/xx/2022 which was applied to 3/xx/2022. The next due date for payment is 4/xx/2022. The borrower pays the P&I in the amount of $543.51 and PITI in the amount of $571.09. The current UPB reflected is in the amount of $xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is collection. According to the payment history as of 06/xx/2022, the borrower has been delinquent for 2 months with the loan. The last payment was received on 3/xx/2022 which was applied to 3/xx/2022. The next due date for payment is 4/xx/2022. The borrower pays the P&I in the amount of $543.51 and PITI in the amount of $571.09. The current UPB reflected is in the amount of $xx.
As per the comment dated 8/xx/2020, the reason for default is increase in bills.
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx had filed the bankruptcy under chapter 7 with xx on 01/xx/2019. As per voluntary petition schedule D (Doc# 1) shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. Hence, the unsecured portion is $xx. The borrower has been discharged on 07/xx/2019 and also got terminated on 10/xx/2019. The date of last filing bankruptcy was 10/xx/2019. No more evidences are available regarding current bankruptcy status.	This modification agreement was signed between the borrower xx with an effective date of 09/xx/2020 shows the new modified unpaid principal balance is $xx. The borrower agreed to pay the modified monthly P&I of $573.12 with a modified interest rate of 9.326% which was began on 09/xx/2020 and the new maturity date is 11/xx/2042.	Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Yes Tape Source: Initial Tape Type:
Field: Borrower #2 Last Name   Loan Value: Toler   Tape Value: xx   Variance:    Variance %:    Comment: Toler   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 9/xx/2020   Tape Value: 9/xx/2020   Variance: -24 (Days)   Variance %:    Comment: 09/xx/2020   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: 360/360   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   xx Comment: $xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent  xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   xx  Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000021MMM   Tape Value: 63CCCCCCCCCCCCCCCCCCCCFF   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMM120000000000000000000   Tape Value: FFCCCCCCCCCCCCCCCCCCCC36   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final 1003 application is missing from the loan documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The Compliance Ease Risk indicator is "moderate” due to.
TILA Right of Rescission Test: Fail.
Late Fees Test: Fail."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the late fees test.
The loan data is xx
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is
Located. The maximum allowable late fees are 5% of the unpaid amount of the installment, not to exceed $30. However, if the Date Creditor Received Application Date is before June 12, 2015, then the maximum allowable late fees are 5% of the unpaid amount of the installment, not to exceed $15. (WVC §§ 46A-3-112, 46A-3-113) PLEASE NOTE: Certain states impose a late charge restriction that requires a comparison of the late fees charge, expressed either as a percentage or a dollar amount, or as both. In cases where the user provided data does not contain the required data point, Compliance Analyzer® will calculate the required data point from the late charge value entered by the user, and for such purpose will use the system's calculation of the scheduled monthly payment amount. Such data point calculations are an estimate based on the user provided data, and may not reflect the actual late charge threshold on an irregular payment, or if the maximum permitted late charge is based on the amount of the scheduled payment that is outstanding and not the entire scheduled payment."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xxThe following state disclosures are missing in the loan file;
1. WV Collateral Protection Insurance Notice 1.
2. Co-Signer Notice.
3. Financial Institution Insurance Disclosure.
4. Non-Deposit Investment Product Disclosure.
5. Financial Institution Insurance Disclosure.
																																																																																								6. Non-Deposit Investment Product Disclosure."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
49932163	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,691.36	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$428.80	10.369%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	$43,215.20	$13,864.15	10.356%	$428.61	10/xx/2021	Financial Hardship	According to the updated title report dated 8/xx/2022, the subject mortgage was originated on xx.
The chain of assignments has not been completed. Currently, the assignment xx
There is a prior mortgage in the amount of $xx, in favor of xx which was recorded on 11/xx/2004. It was subordinated with subject mortgage.
No active judgments or liens have been found.
Annual county taxes of 2022 have been paid in the amount of $920.95 on 02/xx/2022.
1st and 2nd installment city taxes of 2022 have been due in the amount of $1312.60.
Annual school taxes of 2022 have been due in the amount of $457.81 on 10/xx/2022. The water taxes have been delinquent in the amount of $300.99 with good through 9/xx/2022.
According to the payment history as of 6/xx/2022, the borrower is currently delinquent for 6 months and the next due date for payment is 12/xx/2021. The last payment was received on 12/xx/2021 in the amount of $723.39 which was applied for 11/xx/2021. The current P&I is in the amount of $428.61 and current PITI is in the amount of $723.39 with an interest rate of 10.350%. The current UPB reflected as per the payment history is in the amount is $xx.	Collections Comments:The loan is currently in collections and the next due date for payment is 12/xx/2021. The last payment was received on 12/xx/2021 in the amount of $723.39 which was applied for 11/xx/2021. No records for foreclosure have been found. The RFD is curtailment of income. As per the comments dated 8/xx/2020, the borrower’s income has been impacted due to covid-19. Forbearance plans ran and were extended several times from 3/xx/2020 to 8/xx/2022.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the review of the PACER report, the borrowers xx had filed bankruptcy under chapter 13 on 2/xx/2010 with xx The POC was filed on 4/xx/2010 with its secured amount as $xx and the arrearage amount of $865.60.
As per the voluntary petition filed on 2/xx/2010, the amount of claim is $47,132 and the value of collateral is $48000. Hence, the unsecured portion is $5453.84.
The debtor was discharged on 3/xx/2014 and the case was terminated on 4/xx/2014.
This is conventional fixed rate mortgage with P&I of $428.80 with the rate of interest 10.3692 % and a maturity date of 1/xx/2036. The P&I as per payment history is $428.61 and rate of interest is 10.356%; however, there is a change in P&I with respect to Note data.
As per collection comment dated 9/xx/2021, the loan has been modified on 9/xx/2021, the new UPB is $43215.20 with the new rate of 10.356 % and new payment is $428.61. The tape also reflects the loan was modified on 10/xx/2021. This loan modification agreement is missing from the loan file.
Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, >= 120 Days   Tape Value: Collections, 60-119 Days   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: 10/xx/2021   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 30/360   Variance:    Variance %:    Comment: As per the note, the interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No Fc activity.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   xx Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   xx Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) xx Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate xx Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000012M44444444444MMMMM   Tape Value: 99963CCCC9999999963C963C   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMM44444444444M2100000   Tape Value: C369C3699999999CCCC96999   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: 5/xx/2039 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with preliminary HUD-1 & fee itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final loan application is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report from origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure document is missing from loan files."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR/NRTC is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
13424351	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,500.98	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$972.03	6.709%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 08/xx/2022, the subject mortgage was originated on xx.
Chain of assignment has been completed. Last assignment is with the xx.
No active liens and judgments have been found.
First and second county installment taxes for the year of 2021 have been paid in the amount of $1500.98.
No prior year delinquent taxes have been found.

According to the payment history as of 06/xx/2022, the borrower is delinquent from 02 months and the next due date is 04/xx/2022. Last payment was received on 05/xx/2022 in the amount of $1108.80. Current P&I is $972.03 and the interest rate of 6.709%. The new UPB is reflected in the amount of $xx.	Collections Comments:The loan is in the collection.
According to the payment history as of 06/xx/2022, the borrower is delinquent from 02 months and the next due date is 04/xx/2022. Last payment was received on 05/xx/2022 in the amount of $1108.80. Current P&I is $972.03 and the interest rate of 6.709%. The new UPB is reflected in the amount of $xx.
As per the comment dated 12/xx/2020, the borrower’s income was impacted by covid-19.
No foreclosure activity has been found.
No bankruptcy details have been found.
As per the comment dated 07/xx/2021, the subject property affected by natural disaster.
As per the BPO dated 07/xx/2022 xx, the subject property is owner occupied. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Initial Escrow Acct Disclosure	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $9991.35 |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: 12/xx/2021   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)  xx  Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent  xx  Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) xx Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: M0010000000000000001MMMM   Tape Value: 33CCCCC9996633CCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMM1000000000000000100M   Tape Value: CCCCCCCCC33366999CCCCC33   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose Per Application   Loan Value: Unavailable   Tape Value: Refinance   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 7/xx/2035 Tape Value: 8/xx/2038 Variance: -1127 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final loan application is missing along with the initial loan application from loan file."
																																																																																								* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "The initial escrow account disclosure is missing from loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
68771905	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$538.64	$355.98	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$362.13	10.320%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	15.468%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 08/xx/2022, the subject mortgage was originated on xx.

The chain of mortgage assignment has been completed. Currently, the mortgage assignment is with xx

No active judgments or liens have been found against the subject property and borrower.

1st installment of county taxes for year 2021 was due on 09/xx/2022 in the amount of $177.12.

2nd installment of county taxes for year 2021 was due on 10/xx/2022 in the amount of $177.12.

The real estate taxes payable in 2022 are delinquent in the total amount of $538.64.
According to the payment history as of 6/xx/2022, the borrower is currently 7 months delinquent with the loan. Last payment was received on 11/xx/2021 which was applied to 10/xx/2021. The next due date for payment is 11/xx/2021. The P&I is in the amount $337.61 with an interest rate as per payment history is 9.320%. The current UPB reflected is in the amount of $xx.	Collections Comments:As per the review of collection comments, the current status of the loan is collection.

According to the payment history as of 6/xx/2022, the borrower is currently 7 months delinquent with the loan. Last payment was received on 11/xx/2021 which was applied to 10/xx/2021. The next due date for payment is 11/xx/2021. The P&I is in the amount $337.61 with an interest rate as per payment history is 9.320%. The current UPB reflected is in the amount of $xx.

The collection comment dated 12/xx/2021 borrower’s income impacted due to covid-19.
Forbearance plan being offered on loan. The collection comment dated 12/xx/2021 the forbearance plan started from 12/xx/2021. Forbearance plan ran and were extended from 2/xx/2022.

No evidence has been found regarding foreclosure.

No evidence has been found regarding bankruptcy.

As per BPO report dated 7/xx/2022 the subject property is owner occupied and is in average condition.

Loan is not modified since origination.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	Field: Current Legal Status Loan Value: Collections Tape Value: Collections, >= 120 Days |---| |----| Comment: Currently loan is in collections. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $397.63   Variance:    Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: 12/xx/2021   Tape Value: 12/xx/2021   Variance: -1 (Days)   Variance %:    Comment: 12/xx/2021   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: 360/360   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: nOT aPPLICABLE   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)  xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percentxx  Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)  xx  Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000010101010010014MMMM   Tape Value: 99999633CCC333CCC3CCCCCC   Variance:    Variance %:    Comment: 4MMMMMM4M00011M000M00000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMM41001001010101000000   Tape Value: CCCCCC3CC3333CCC33699999   Variance:    Variance %:    Comment: 00000M11000M4 MMMMMM4   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Unavailable Tape Value: Cash Out - Other Variance: Variance %: Comment: Unavailable Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "The home is not affixed to the land. An appraisal report at the time of origination located at xx shows the type of subject property as a manufactured home. The ALTA 7 Endorsement is not attached with the Final Title Policy. The legal description attached with the subject mortgage does not show VIN/Serial Number. The affidavit of affixation is not available in updated title report and loan files."	* Application Missing (Lvl 2) "The final application is missing from the loan file. However, values are updated from credit application located at xx.
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the documentation type test due to the loan's document type is "No Documentation”."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "The right of rescission is not hand-dated by the borrower; the date is printed on the right of rescission document."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
43997545	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,923.95	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$647.76	9.900%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 08/xx/2022, the subject mortgage was originated on xx

The chain of mortgage assignment is incomplete. Currently, xx.

No active judgments or liens have been found against the subject property and borrower.

Combined taxes for the year 2022 have been paid off in the total amount of $xx.

Combined taxes for year 2022 was due on 02/xx/2023 in the amount of $836.97.

No delinquent taxes have been found.
According to the payment history as of 6/xx/2022, the borrower is currently 2 months delinquent with the loan. Last payment was received on 3/xx/2022 which was applied to 3/xx/2022. The next due date for payment is 4/xx/2022. The P&I is in the amount $590.09 with an interest rate as per payment history is 8.900%. The current UPB reflected is in the amount of $xx.	Collections Comments:As per the review of collection comments, the current status of the loan is in collection.

According to the payment history as of 6/xx/2022, the borrower is currently 2 months delinquent with the loan. Last payment was received on 3/xx/2022 which was applied to 3/xx/2022. The next due date for payment is 4/xx/2022. The P&I is in the amount $590.09 with an interest rate as per payment history is 8.900%. The current UPB reflected is in the amount of $xx.

No comments have been found regarding borrower impacted by Covid-19 pandemic.

Unable to determine the reason for default.

No evidence has been found regarding foreclosure.

No evidence has been found regarding bankruptcy.

As per BPO report dated 7/xx/2022 the subject property is owner occupied and is in average condition.

Loan is not modified since origination.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Current Legal Status Loan Value: Collections, 60-119 Days Tape Value: Collections, < 60 Days |---| |----| Comment: Loan is currently in collections, 60-119 Days. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 365/365   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   xx  Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent  xx  Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)  xx  Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000000000000000000MMMM   Tape Value: 3CCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Reversed Loan Value: MMMM00000000000000000000 Tape Value: CCCCCCCCCCCCCCCCCCCCCCC3 Variance: Variance %: Comment: Changed. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
37067141	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$832.43	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$279.11	10.760%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	03/xx/2020	$31,997.76	Not Applicable	7.448%	$209.34	03/xx/2020	Financial Hardship	According to the updated title report dated 08/xx/2022, the subject mortgage was originated on xx. The chain of mortgage assignment has been completed. Currently, the mortgage assignment is with xx No active judgments or liens have been found against the subject property and borrower. Annual county taxes for the year 2021 have been paid off in the amount of $832.43 on 11/xx/2021. Annual county taxes for year 2022 was due on 09/xx/2022 in the amount of $832.43. No delinquent taxes have been found.	According to the payment history as of 6/xx/2022, the borrower is currently 15 months delinquent with the loan. Last payment was received on 4/xx/2022 which was applied to 2/xx/2021. The next due date for payment is 3/xx/2021. The P&I is in the amount $209.34 with an interest rate as per payment history is 7.448%. The current UPB reflected is in the amount of $xx.	Collections Comments:As per the review of collection comments, the current status of the loan is collection.

According to the payment history as of 6/xx/2022, the borrower is currently 15 months delinquent with the loan. Last payment was received on 4/xx/2022 which was applied to 2/xx/2021. The next due date for payment is 3/xx/2021. The P&I is in the amount $209.34 with an interest rate as per payment history is 7.448%. The current UPB reflected is in the amount of $xx.

The collection comment dated 4/xx/2022 borrower’s income impacted due to covid-19.
Forbearance plan being offered on loan. The collection comment dated 1/xx/2021 the forbearance plan started from 1/xx/2021. Forbearance plan ran and were extended from 3/xx/2021.

No evidence has been found regarding foreclosure.

No evidence has been found regarding bankruptcy.

According to the BPO report dated 7/xx/2022, the subject property is owner occupied.

The Modification agreement was made between xx on 3/xx/2020. The new modified principal balance is $xx. The borrower promises to pay the P&I in the amount of $209.34 with step interest rate of 7.448% to 9.285% beginning from 3/xx/2020 till the maturity date of 2/xx/2060.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The Modification agreement was made between xx on 3/xx/2020. The new modified principal balance is $xx. The borrower promises to pay the P&I in the amount of $209.34 with step interest rate of 7.448% to 9.285% beginning from 3/xx/2020 till the maturity date of 2/xx/2060. There is no forgiven amount and deferred amount.	Credit Application Missing Required State Disclosures	Field: Current Legal Status Loan Value: Collections Tape Value: Collections, >= 120 Days |---| |----| Comment: Loan is currently in collections. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 3/xx/2020   Tape Value: 3/xx/2020   Variance: -24 (Days)   Variance %:    Comment: Doc date of last modification is 3/xx/2020.   Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: 1/xx/2021   Tape Value: 8/xx/2021   Variance: -204 (Days)   Variance %:    Comment: Forbearance plan start date is 1/xx/2021.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Loan amortization type is Step.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 3/xx/2020   Tape Value: 3/xx/2025   Variance: -1826 (Days)   Variance %:    Comment: Mod step 1 date is 3/xx/2020.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   xx Comment: Mod step 1 rate is 7.448%.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   xx   Comment: Mod step 2 date is 3/xx/2025.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   xx  Comment: Mod step 2 rate is 8.448%.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)  xx  Comment: Original balance (or line amount) is $xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   xx Comment: Original CLTV ratio percent is 35.579%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)  xx Comment: Original standard LTV (OLTV) is 35.579%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000004444444   Tape Value: 99999999999999999963C3CC   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 444444400000000000000000 Tape Value: CC3C36999999999999999999 Variance: Variance %: Comment: Changed. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 (loan application) is missing from the loan file."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the bona fide discount points test due to the loan is a first lien mortgage and has a principal amount that is greater than or equal to $10,000 and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1. Credit Property Insurance Disclosure
2. Priority of Security Instrument Disclosure
																																																																																								3. Attorney Selection Disclosure"		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$18,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
53537952	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	$262.09	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$297.23	10.240%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/xx/2009	$29,306.94	$352.45	9.740%	$286.19	03/xx/2010	Financial Hardship	Review of updated title report dated 8/xx/2022 shows that the subject mortgage was originated onxx.

The chain of assignment is complete. The last assignment is with xx

There is one junior judgment active against the borrower in the amount of $xx held by xx recorded on 11/xx/2013.

Annual county taxes of 2022 are due for 10/xx/2022 in the amount of $262.09.

No delinquent taxes have been found for the prior year.
Review of payment history as of 6/xx/2022 shows that the borrower is 2 months delinquent with the loan. The next due date is 4/xx/2022. The last payment was received on 4/xx/2022 in the amount of $286.19 with interest rate 9.739 % which was applied for the due date 3/xx/2022. The current UPB as of the date is $xx.	Collections Comments:The current status of the loan is collection.
Review of payment history as of 6/xx/2022 shows that the borrower is 2 months delinquent with the loan. The next due date is 4/xx/2022. The last payment was received on 4/xx/2022 in the amount of $286.19 with interest rate 9.739 % which was applied for the due date 3/xx/2022. The current UPB as of the date is $xx.
No foreclosure and bankruptcy evidence has been found.
As per collection comment dated 9/xx/2021, the borrower’s income is impacted by Covid-19. The servicer provided FB plan which ran from 8/xx/2020 to 8/xx/2020.
As per recent BPO report dated 7/xx/2022 located at xx, the property is owner occupied & no damage was noted.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The AOT agreement was signed between the borrower and lender with an effective date of 09/xx/2009. As per AOT agreement, the new principal balance is $xx and deferred amount is $352.45. The borrower has promised to pay the monthly P&I of $286.19 with fixed interest rate of 9.740% that began from 03/xx/2010 and a new maturity date of 05/xx/2028. There is no principal forgiven amount.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures	Field: Current Legal Status Loan Value: Collections, 60-119 Days Tape Value: Collections, < 60 Days |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)  xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   xx Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   xx Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000MMMMMM   Tape Value: 633C3333C63CCC3CC63CCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMMM000000000000000000   Tape Value: CCCCC36CCCCCC36C3333C336   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 5/xx/2028 Tape Value: 6/xx/2028 Variance: -31 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 application is missing from the loan documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The compliance ease risk indicator is moderate due to:
TILA Finance Charge Test: FAIL
TILA Foreclosure Rescission Finance Charge Test: FAIL
TILA APR Test: FAIL"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The loan data is xx
The finance charge is xx

This loan failed the TILA foreclosure rescission finance charge test.
The loan data is xx
The finance charge is xx.

This loan failed the TILA APR test.
The loan data is xx.
The annual percentage rate (APR) is xx is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan documents; 1. Choice of Insurer."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "Right of rescission document is not hand dated by the borrowers."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
93789589	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$915.00	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$482.27	7.446%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	01/xx/2022	$72,387.32	Not Applicable	5.262%	$361.72	01/xx/2022	Financial Hardship	According to the updated title report dated 08/xx/2022, the subject mortgage was originated on xx. The chain of assignment has been completed. The current assignee is xx No active liens and judgments have been found against the borrower and the property. Town annual taxes of 2022 have been paid in the amount of $915.00 on the date 06/xx/2022. No delinquent taxes have been found for the prior year.	According to the payment history as of 6/xx/2022, the borrower is currently delinquent for 21 months with the loan. The last payment was received on 8/xx/2020 which was applied for the due date of 8/xx/2020 and the next due date for payment is 9/xx/2020. The P&I is in the amount of $361.72 and PITI is in the amount of $606.70. The UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The loan is in collection.
 According to the payment history as of 6/xx/2022, the borrower is currently delinquent for 21 months with the loan. The last payment was received on 8/xx/2020 which was applied for the due date of 8/xx/2020 and the next due date for payment is 9/xx/2020. The P&I is in the amount of $361.72 and PITI is in the amount of $606.70. The UPB reflected as per the payment history is in the amount of $xx.
As per servicing comment dated 9/xx/2020, the borrower's income has been impacted due to covid-19. As per the comment dated 10/xx/2021, the subject property is occupied by unknown. No comments have been found for damage or repairs. No comments have been found for foreclosure and bankruptcy.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	According to the modification, the loan modification was made on 1/xx/2022 in between the borrower and lender. The new modified principal balance per modification is in the amount of $xx with interest rate starting at 5.262 % and borrower promises to pay P&I in the amount of $361.70 beginning on 1/xx/2022. The maturity date reflects per modification is 12/xx/2061.	Credit Application	Field: Current Legal Status Loan Value: Collections Tape Value: Collections, 60-119 Days |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 1/xx/2022   Tape Value: 8/xx/2020   Variance: 494 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 1/xx/2022   Tape Value: 7/xx/2025   Variance: -1277 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate  xx Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 1/xx/2027   Tape Value: 7/xx/2026   Variance: 184 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate  xx Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   xx  Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   xx  Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   xx  Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000044444444   Tape Value: 999999999999999999996339   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444440000000000000000   Tape Value: 933699999999999999999999   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: 12/xx/2061 Tape Value: 6/xx/2060 Variance: 548 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Final application document is missing from this loan file." * ROR not hand dated by borrower(s) (Lvl 2) "Right of Rescission document is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$11,500.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
76919233	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,008.93	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$819.75	10.499%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	03/xx/2022	$92,986.53	Not Applicable	7.542%	$614.81	03/xx/2022	Financial Hardship	As per the review of the updated title report dated 8/xx/2022, the subject mortgage was originated on xx.
The chain of assignment with the xx recorded on 6/xx/2022.
Active liens and judgments against the borrower/property:
State tax lien against the borrower recorded on 12/xx/2019 in the amount of $xx in favor xx
Civil judgment against the borrower recorded on 10/xx/2015 in the amount of $xx in favor of xx
No delinquent taxes have been found.
According to the payment history as of 6/xx/2022, the borrower is delinquent for 20 months. The last payment was received on 12/xx/2021 which was applied to 9/xx/2020. The next due date for payment is 10/xx/2020. The P&I is in the amount of $699.97 and PITI is in the amount of $794.68. The UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The loan is currently in collections. According to the payment history as of 6/xx/2022, the borrower is delinquent for 20 months. The last payment was received on 12/xx/2021 which was applied to 9/xx/2020. The next due date for payment is 10/xx/2020. The P&I is in the amount of $699.97 and PITI is in the amount of $794.68. The UPB reflected as per the payment history is in the amount of $xx.
As per the comment dated 3/xx/2022, the borrower’s income has been affected by Covid-19.
Unable to determine the current occupancy and condition of the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on 3/xx/2022 with the new principal balance of $xx and the borrower has promised to pay the new P&I $614.81 with the interest rate steps up in 3 steps beginning with 7.542% and ending at 9.392%. The modification first payment was due on 3/xx/2022. The maturity date is 2/xx/2062. The interest bearing amount is $xx.	Credit Application Origination Appraisal	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $2688.45 |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: 3/xx/2022   Tape Value: 2/xx/2004   Variance: 6584 (Days)   Variance %:    Comment: 3/xx/2022.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)  xx  Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   xx Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)  xx  Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000004444444444444444444   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment: 4441234M44M44444M4M444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444444444400000   Tape Value: 999999999999999999999999   Variance:    Variance %:    Comment: 4441234M44M44444M4M444444.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 2/xx/2062 Tape Value: 6/xx/2033 Variance: 10453 (Days) Variance %: Comment: 2/xx/2062. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan files, However values are consider from credit application located at xx
																																																																																								* Missing Appraisal (Lvl 2) "An Appraisal report at origination is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
44579536	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$1,592.36	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$817.99	9.090%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/xx/2022	$129,466.28	$26,466.28	3.875%	$422.50	09/xx/2022	Financial Hardship	The review of the updated title report dated 08/xx/2022 shows that the subject mortgage was originated on xx.
There is an active prior mortgage against the subject property in the favor of xx in the amount of xx. However, this prior mortgage is not available in schedule-B of the final title policy as an exception, and no pay off is found in the final HUD-1 for this prior mortgage. No recorded copy of release or satisfaction has been found in the updated title report.
There is state tax lien found in the favor of xx in the amount of $0.00, which was recorded on 04/xx/1995.
The 2022 combined annual taxes have been due in the amount of $xx on 01/xx/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of 6/xx/2022 the borrower is delinquent from 26 months and the next due date for the regular payment was 4/xx/2020. The last payment was received on 3/xx/2020 in the amount of $981.30 (PITI), which was applied for the due date of 3/xx/2020. The monthly P&I is in the amount of $754 with an interest rate of 8.016%. The current UPB is in the amount of $xx.	Collections Comments:The loan is in collection. The comment history dated 4/xx/2022 shows that the borrower's reason for default is financial hardship because of covid impact. The borrower is delinquent from 26 months and the next due date for the regular payment was 4/xx/2020. The last payment was received on 3/xx/2020 in the amount of $981.30 (PITI), which was applied for the due date of 3/xx/2020. The monthly P&I is in the amount of $754 with an interest rate of 8.016%. The current UPB is in the amount of $xx.
The comment history dated 5/xx/2020 shows that the roof was damaged. The date of loss is 4/xx/2020. The exact amount of damage and current status of repair has not been found. The property is owner occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was signed between the borrower xx with an effective date of 09/xx/2022 shows the new modified unpaid principal balance is $xx out of which $xx is interest bearing amount and deferred amount is $xx. The borrower agreed to pay the modified monthly P&I of $422.50 with a modified interest rate of 3.8750% starting on 09/xx/2022 and continuing until the new maturity date of 08/xx/2062. There is no principal forgiven amount.	Credit Application Good Faith Estimate Missing Required State Disclosures	Field: Deferred Balance Amount Loan Value: $26466.28 Tape Value: $16439.19 |---| $10027.09 |----| 60.99503% Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: 9/xx/2022   Tape Value: 9/xx/2010   Variance: 4363 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)  xx Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent  xx  Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)  xx  Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   xx  Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0221100000100000001MMMM4   Tape Value: 999999999999999999999996   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 4MMMM1000000010000011220   Tape Value: 699999999999999999999999   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 8/xx/2062 Tape Value: 2/xx/2037 Variance: 9308 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final 1003 application is missing from the loan documents."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "The final good faith estimate is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file; Amortization Schedule Disclosure Credit Property Insurance Disclosure Fee Agreement Priority of Security Instrument Disclosure Attorney Selection Disclosure"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "The right of rescission document is not hand dated by the borrowers."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
18405644	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$141.45	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$663.50	10.876%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 8/xx/2022, the subject mortgage was originated on xx.
The chain of assignment has been completed. Currently, the assignment is with the xx recorded on 7/xx/2022.
There is a hospital lien against the borrower in the favor of xx for the amount of $xx recorded on 7/xx/2014.
Combined annual taxes for the year of 2021 have been paid in the amount of $141.45 on 12/xx/2021.
No prior year delinquent taxes have been found.
According to latest payment history as of 6/xx/2022, the borrower is currently delinquent for 8 months and the next due date is 10/xx/2021. The last payment was received on 9/xx/2021 in the amount of $663.50 which was applied for the due date 9/xx/2021. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $663.50 and the interest rate is 10.876%.	Collections Comments:The loan is currently in the collection and the next due date is 10/xx/2021. The last payment was received on 9/xx/2021 in the amount of $663.50 which was applied for the due date 9/xx/2021. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $663.50 and the interest rate is 10.876%. The loan has not been modified. The borrower did not file bankruptcy. The foreclosure was not initiated. As per the comment dated 2/xx/2022 the borrower was impacted by covid-19. FB plans ran and were extended several times from 10/xx/2021 and last fb plan was provided on 9/xx/2022. As per the comment dated 2/xx/2022, the subject property is affected by natural disaster. As per the comment dated 2/xx/2022, the subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

Update: The comment dated 6/xx/2024 shows that the county taxes for 2022 are delinquent in the amount of $161.60. The redemption period is one year, which will expire on 12/xx/2024, and the tax sale is scheduled for 3/xx/2025. Further details were not found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Notice of Servicing Transfer	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $523.82 |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Forbearance Plan Start Date   Loan Value: 10/xx/2021   Tape Value: 10/xx/2021   Variance: -25 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)  xx  Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 6/xx/2039 Tape Value: Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final loan application is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "1. This loan failed the TILA finance charge test. The finance charge is xx.

2. This loan failed the TILA foreclosure rescission finance charge test. The finance charge is xx considered accurate for purposes of rescission because it is understated by more than $35."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer document is missing from loan files."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
85303422	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$2,539.35	06/xx/2024	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,448.52	12.180%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	10/xx/2020	$289,551.23	Not Applicable	3.158%	$1,114.41	10/xx/2020	Financial Hardship	Review of updated title report dated 8/xx/2022 shows that the subject mortgage was originated on xx.

The chain of assignment is complete. The last assignment is with xx.

There is one junior judgment active against the borrower in the amount of $xx held by xx recorded on 04/xx/2009.

No delinquent taxes have been found for the prior year.
Review of payment history as of 6/xx/2022 shows that the borrower is 20 months delinquent with the loan. The next due date is 10/xx/2020. The last payment was received on 5/xx/2021 in the amount of $xx with interest rate 3.529 % which was applied for the due date 9/xx/2020. The current UPB as of the date is $xx.	Collections Comments:The current status of the loan is foreclosure.
Review of payment history as of 6/xx/2022 shows that the borrower is 20 months delinquent with the loan. The next due date is 10/xx/2020. The last payment was received on 5/xx/2021 in the amount of $xx with interest rate 3.529 % which was applied for the due date 9/xx/2020. The current UPB as of the date is $xx.
No bankruptcy evidence has been found. No RFD has been found.
The foreclosure was initiated in the subject loan on 1/xx/2022. No further foreclosure proceedings have been found. Currently, the loan is active in foreclosure.
No damage or repairs have been found.

Foreclosure Comments:The foreclosure was initiated in the subject loan on 1/xx/2022. No further foreclosure proceedings have been found. Currently, the loan is active in foreclosure.
Bankruptcy Comments:Not Applicable	The loan was modified between the borrower and lender with an effective date 10/xx/2020 and a new principal balance is $xx to a step modification and the rate was starting from 3.158 % and borrower has promised to pay P&I in the amount of $xx that began from 10/xx/2020 with a new maturity date of 9/xx/2060. The rate changes in 6 steps ending at 8.458%. No forgiven and deferred has been noted in modification agreement. However, the modification is not implemented yet.	Credit Application Good Faith Estimate Hazard Insurance HUD-1 Closing Statement Missing Required State Disclosures	Field: Borrower #2 Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: Main Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: 10/xx/2020   Tape Value: 6/xx/2021   Variance: -267 (Days)   Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 10/xx/2020   Tape Value: 7/xx/2025   Variance: -1734 (Days)   Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 10/xx/2025   Tape Value: 7/xx/2026   Variance: -273 (Days)   Variance %:    Comment: Unavalaible   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: 10/xx/2026   Tape Value: 7/xx/2027   Variance: -273 (Days)   Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Date   Loan Value: 10/xx/2027   Tape Value: 7/xx/2028   Variance: -274 (Days)   Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Mod Step 5 Date   Loan Value: 10/xx/2028   Tape Value: 7/xx/2029   Variance: -273 (Days)   Variance %:    Comment: Unavalable   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)  xx2   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 9/xx/2060 Tape Value: Variance: Variance %: Comment: 6/xx/2060 Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 is located at xx; however, some non-mortgage debts are handwritten."	* Application Missing (Lvl 2) "The final application is missing from the loan file. However, values are updated from credit application located at xx
* Good Faith Estimate missing or unexecuted (Lvl 2)     "The final good faith estimate is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "The hazard insurance policy document is missing from the loan document."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1. Oregon Forced Placed Insurance Notice
2. Notice where Escrow Account is NOT Required
3. Escrow Notice for Loans Sold to out-of- State Purchases within one year
4. Anti-Coercion Notice
5. Insurance Premium Notice
6. Insurance Sales Notice
7. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "The right of rescission document is not hand dated by the borrowers."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
88974946	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$239.80	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$778.54	11.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	$66,851.85	12/xx/2021	$92,325.77	Not Applicable	2.875%	$323.90	12/xx/2021	Financial Hardship	According to the updated title report dated 08/xx/2022, the subject mortgage was originated on xx.
Chain of assignment has been completed. Last assignment is with the xx
There are two state tax liens against the borrower in the favor of xx for the amount of $xx & $xx which was recorded on 01/xx/2020 & 02/xx/2022.
County annual taxes for the year of 2021 have been paid in the amount of $239.80.
No prior year delinquent taxes have been found.
As per the payment history as of 06/xx/2022, the borrower has been delinquent for 02 months and the next due date is 04/xx/2022. Last payment was received on 05/xx/2022 in the amount of $474.42. Current P&I is $323.90 and the interest rate of 2.875%. The new UPB is reflected in the amount of $xx.	Collections Comments:The loan is in the collection.
As per the payment history as of 06/xx/2022, the borrower has been delinquent for 02 months and the next due date is 04/xx/2022. Last payment was received on 05/xx/2022 in the amount of $474.42. Current P&I is $323.90 and the interest rate of 2.875%. The new UPB is reflected in the amount of $xx.
As per the comment dated 06/xx/2020/, the borrower’s income was impacted by covid-19.
The loan has been modified on 12/xx/2021.
No foreclosure activity has been/found.
No bankruptcy details have been found.
Subject property is owner occupied. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on 12/xx/2021. As per the modified term, the new principal balance is $xx. The borrower promises to pay $323.90 monthly with a modified interest rate of 2.875% beginning from 12/xx/2021 with a maturity date of 11/xx/2061. The modification does not have a balloon provision.	Affiliated Business Disclosure Credit Application	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $0.00 |---| |----| Comment: Changes as per document. Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: Changes as per document.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   xx Comment: Changes as per document.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent  xx Comment: Changes as per document.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)  xx Comment: Changes as per document.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000144444444444444444444   Tape Value: 663C3CC99999999999999963   Variance:    Variance %:    Comment: Changes as per document.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444444444441000   Tape Value: 36999999999999999CC3C366   Variance:    Variance %:    Comment: Changes as per document.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Unavailable Tape Value: Cash Out - Other Variance: Variance %: Comment: Changes as per document. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Application is missing from the loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form is missing from the loan files."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
47322895	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$429.25	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$820.26	12.080%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	10/xx/2010	$77,847.25	$1,002.03	8.940%	$633.00	11/xx/2010	Financial Hardship	Review of updated title report dated 8/xx/2022 shows that the subject mortgage was originated on xx. The chain of assignment is complete. The last assignment is with xx. No active judgments or liens have been found. Annual combined taxes of 2022 were due in the amount of $429.25 for 12/xx/2022. No delinquent taxes have been found for the prior year.	Review of payment history as of 6/xx/2022 shows that the borrower is 8 months delinquent with the loan. The next due date is 10/xx/2021. The last payment was received on 12/xx/2021 in the amount of $633.00 with interest rate 8.940 % which was applied for the due date 9/xx/2021. The current UPB as of the date is $xx.	Collections Comments:The current status of the loan is collection. Review of payment history as of 6/xx/2022 shows that the borrower is 8 months delinquent with the loan. The next due date is 10/xx/2021. The last payment was received on 12/xx/2021 in the amount of $633.00 with interest rate 8.940 % which was applied for the due date 9/xx/2021. The current UPB as of the date is $xx. No foreclosure evidence has been found. As per collection comment dated 5/xx/2022, the borrower’s income is impacted by Covid-19. The servicer provided FB plan which ran from 2/xx/2022 to 5/xx/2022. As per recent BPO report dated 7/xx/2022 located at xx, the home appears to be well maintained & owner occupied. No damage was noted.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the PACER records, the debtor xx had filed bankruptcy under chapter 13 with the xx on 10/xx/2020. The POC was filed on 12/xx/2020 with the POC claim amount $xx and the arrearage amount is $322.68. The schedule D in voluntary petition shows the secured claim in the amount of $xx and the value of collateral which supports the claim is $xx. So, there is no unsecured amount. The bankruptcy case was dismissed on 09/xx/2021 & it was terminated on 12/xx/2021.	AOT agreement was made on the effective date 10/xx/2010 & the new principal balance is $xx. The borrower has promised to pay the P&I of $633.00 with the fixed interest rate 8.940% that began from the first payment date 11/xx/2010 till the maturity date of 9/xx/2038. The deferred balance is $xx & interest bearing amount is $xx.	Affiliated Business Disclosure Credit Application Good Faith Estimate Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, >= 120 Days   Tape Value: Collections, 60-119 Days   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: $1002.03   Tape Value: $0.00   Variance: $1002.03   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: 2/xx/2022   Tape Value: 12/xx/2021   Variance: 42 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 365/365   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount) xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   xx  Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   xx  Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 004MMMMMMMMMMMMM44MMMMMM   Tape Value: 99999666663366696963CCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: MMMMMM44MMMMMMMMMMMMM400 Tape Value: CCCC36969666336666699999 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final 1003 application is missing from the loan documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The compliance ease risk indicator is moderate due to TILA Foreclosure Rescission Finance Charge Test:Fail"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.  The loan data is xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $35."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "The final good faith estimate is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file; 1. Choice of Insurer"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "The right of rescission document is missing from the loan files."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
98470482	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,022.78	11.760%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report dated 08/xx/2022, the subject mortgage was originated on xx

The chain of assignment is completed as it is with xx

There is one civil judgment found on the subject borrower in the amount of $xx and this was recorded on 07/xx/2002.	The payment history dated 06/xx/2022 shows that the borrower is delinquent for 2 months and next month due date is 04/xx/2022. The last payment was received on 05/xx/2022 in the amount of $xx which was applied for the due date of 03/xx/2022. The current UPB is in the amount of $xx.	Collections Comments:Currently the loan is in collection.
The payment history dated 06/xx/2022 shows that the borrower is delinquent for 2 months and next month due date is 04/xx/2022. The last payment was received on 05/xx/2022 in the amount of $xx which was applied for the due date of 03/xx/2022. The current UPB is in the amount of $xx.

As per collection comment the property is occupied by owner and is in good condition. There are no comments regarding the damages and repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $0.00 |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 365/365   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount) xx Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent  xx Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) xx  Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000000000000000010MMMMM   Tape Value: 663333CCCCCCCC33C3CCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMM0100000000000000000   Tape Value: CCCCCC3C3CCCCCCCCC333366   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 10/xx/2029 Tape Value: 10/xx/2029 Variance: 19 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Ease Risk Indicator is Moderate due to:
TILA Foreclosure Rescission Finance Charge Test Failed."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
Loan Data:$xx, Comparison Data: $xx,Variance:-$74.62.
																																																																																								The finance charge is xx"		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
80767927	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$453.77	11.630%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 8/xx/2022 shows that the subject mortgage was originated on xx"
The chain of assignment has been incomplete. The loan is currently assigned with xx, which was recorded on 7/xx/2022.
There is a credit card judgment active in the favor of xx in the amount of $0.00 recorded on 10/xx/2018.
Combined annual taxes of 2021 have been paid in the amount of $877.77 on 7/xx/2022.	According to the payment history as of dated 6/xx/2022 the borrower is delinquent with the loan for 2 months and the next due date for the regular payment was 4/xx/2022. The last payment was received on 4/xx/2022 in the amount of $340.49 (PITI) which was applied for the due date of 3/xx/2022. The monthly P&I is in the amount of $340.15 with an interest rate of 8.179%. The current UPB is reflected in tape for the amount of $xx.	Collections Comments:The loan is in collection. According to the payment history as of dated 6/xx/2022 the borrower is delinquent with the loan for 2 months and the next due date for the regular payment was 4/xx/2022. The last payment was received on 4/xx/2022 in the amount of $340.49 (PITI) which was applied for the due date of 3/xx/2022. The monthly P&I is in the amount of $340.15 with an interest rate of 8.179%. The current UPB is reflected in tape for the amount of $xx.
As per the collection comment dated 5/xx/2022, the borrower income is impacted by covid-19. As per the collection comment dated 5/xx/2022, the property has been damaged in natural disaster. No comments have been found for damage or repairs. No comments have been found for foreclosure and bankruptcy.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Origination Appraisal	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $113.20 |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: 5/xx/2022   Tape Value: 5/xx/2022   Variance: -1 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount) xx Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent xx Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) xx  Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000000000000000001MMMM   Tape Value: 3CCCCCCCCCCCCCCCCCCC3CCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMM10000000000000000000   Tape Value: CCC3CCCCCCCCCCCCCCCCCCC3   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Debt consolidation   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: 11/xx/2038 Tape Value: 10/xx/2038 Variance: 30 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "Appraisal is missing from the loan files."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
47628315	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$887.82	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$374.96	11.120%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	24.280%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 08/xx/2022 shows that the subject mortgage was originated on xx.
The chain of assignments has been completed. Currently, assignment is with xx, which was recorded on 05/xx/2017.
No active judgments or liens were found.
The county taxes for the year of 2021 have been paid off in the amount of $329.95 on 01/xx/2022.
The combined taxes for the year of 2021 have been paid off in the amount of $596.92 on 02/xx/2022.
No prior year’s delinquent taxes have been found.
The payment history dated as of 6/xx/2022 reveals that the borrower has been delinquent from 3/xx/2021. The loan is in delinquency for 15 months. The last payment was received on 3/xx/2021 in the amount of $346.01 and it was applied for the due date of 2/xx/2021. The current P&I is $346.01 and interest rate is 10.120%. The latest payment history reflects the UPB in the amount of $xx.
Collections Comments:The loan is in collection.
The payment history dated as of 6/xx/2022 reveals that the borrower has been delinquent from 3/xx/2021. The loan is in delinquency for 15 months. The last payment was received on 3/xx/2021 in the amount of $346.01 and it was applied for the due date of 2/xx/2021. The current P&I is $346.01 and interest rate is 10.120%. The latest payment history reflects the UPB in the amount of $xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
As per the servicing comment dated 07/xx/2021, the reason for default is unemployment.
As per seller’s tape data, the forbearance plan has been started from 06/xx/2021 to 05/xx/2022.
No information has been found related damage or repairs.
As per servicing comment dated 09/xx/2021, the property occupancy stated as owner occupied.
As per servicing comment dated 09/xx/2021, the subject property has been affected by natural disaster.
As per servicing comment dated 07/xx/2021, the borrower’s income has been impacted due to Covid-19 pandemic and the reason for default is unemployment.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Missing Required State Disclosures	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $5860.93 |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: 360/360   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: xx
Field: Payment History String   Loan Value: 010032432100444444444444   Tape Value: 99999999999963C333CCCCCC   Variance:    Variance %:    Comment: 4M444MMMMMMMM4M212M2M000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444001234230010   Tape Value: CCCCCC333636999999999999   Variance:    Variance %:    Comment: 000M2M212M4MMMMMMMM444M4   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: Read and Noble   Tape Value: xx  Variance:    Variance %:    Comment: Read and Noble   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Debt consolidation   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Debt Consolidation   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 4/xx/2037 Tape Value: 4/xx/2037 Variance: -1 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final loan application is missing from the loan documents."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA Foreclosure Rescission Finance charge test due to calculated finance charge xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1. TX Loan Agreement Notice
2. Commitment Requirement/Anti-Tying
3. TILA Disclosures in Spanish
4. Home Equity Consumer Disclosure
5. Home Equity Loan Interest and Fees Preclosing Disclosure
6. Home Equity Loan Copies of Documents
7. Home Equity Loan Rescission Notice
8. Fair Market Value of Homestead Property Acknowledgment
9. Home Equity Loan Notice of Address for Borrower Notification of Violation
10. Choice of Insurance Notice
11. Collateral Protection Insurance Disclosure
12. Non-Deposit Investment Product Disclosure Are there any promotional materials?
13. Insurance Solicitation/Post Commitment Requirement
14. Construction Loan Disclosure."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "The right of rescission is not hand-dated by the borrower; the date is printed on the right of rescission document."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
9885433	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$425.00	9.160%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	03/xx/2012	$43,765.17	$1,831.03	8.930%	$350.00	04/xx/2012	Financial Hardship	The review of the updated title report dated 08/xx/2022 shows that the subject mortgage was originated on xx.

The chain of assignments has been completed. The mortgage is currently assigned to xx, which was recorded on 02/xx/2017.

There is an active junior mortgage against the subject property in the favor of xx in the amount of $xx originated on 10/xx/2005 which was recorded on 10/xx/2005 with xx

There is credit card judgment found against the borrower  in the favor of xx in the amount of $1056.13 which was recorded on 12/xx/2018.

No prior year’s delinquent taxes have been found.	According to the payment history as of 6/xx/2022, the borrower is currently delinquent for 03 months and the next due date for payment is 3/xx/2022. The last payment was received on 5/xx/2022 in the amount of $393.18 which was applied for due date 02/xx/2022. The current P&I is in the amount of $350.00 and current PITI is in the amount of $393.18 with an interest rate of 8.928%. The current UPB reflected as per the payment history is in the amount of $xx	Collections Comments:According to servicing comments, the loan is in bankruptcy.

According to the payment history as of 6/xx/2022, the borrower is currently delinquent for 03 months and the next due date for payment is 3/xx/2022. The last payment was received on 5/xx/2022 in the amount of $393.18 which was applied for due date 02/xx/2022. The current P&I is in the amount of $350.00 and current PITI is in the amount of $393.18 with an interest rate of 8.928%. The current UPB reflected as per the payment history is in the amount of $xx

As per the servicing comment dated 12/xx/2020, the reason for default is illness of borrower.

No information has been found related damage or repairs.

As per latest property inspection report dated 02/xx/2021 located at "xx” the subject property is occupied by unknown.

As per comment dated 1/xx/2021, the borrower’s income is impacted by covid-19. Further details not provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx had filed the bankruptcy under chapter 13 with xx on 12/xx/2019. As per voluntary petition schedule D (Doc# 1) shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx Hence, the unsecured portion is $ 0.00.The POC (Doc#9-1) was filed by the creditor “xx" on 01/xx/2020 for the secured claim amount of $xx and the amount of arrearage is $489.02.The amended chapter 13 (Doc #24) plan was filed on 01/xx/2020, and confirmed on 03/xx/2020. The borrower shall pay monthly mortgage payment in the amount of $535 per month for 60 months to the trustee under the chapter 13 plan. The plan reflects arrearage for subject loan totals $146.02.The date of last filing bankruptcy is 08/xx/2022 and bankruptcy is still active.	The AOT agreement was signed between the borrower and lender with an effective date of 03/xx/2012. As per AOT agreement, the new modified unpaid principal balance is $xx and deferred amount is $xx. The borrower had promised to pay the monthly P&I of $350.00with modified interest rate of 8.93% beginning from 04/xx/2012 and a new maturity date of 03/xx/2042.	Affiliated Business Disclosure
Credit Application
Good Faith Estimate
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer
Origination Appraisal	Field: Current Bankruptcy Post Petition Due Date Loan Value: Not Applicable Tape Value: 2/xx/2022 |---| |----| Comment: Not Applicable Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: 360/360   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)  xx  Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent  xx  Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) xx Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000003444444444   Tape Value: 999999966996696969963363   Variance:    Variance %:    Comment: 444444444443344304040441   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444300000000000000   Tape Value: 363369969696699669999999   Variance:    Variance %:    Comment: 144040403443344444444444   Tape Source: Initial   Tape Type:
Field: Property Address Street xx
Field: Purpose of Refinance Per Application   Loan Value: Not Applicable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Cash Out-other   Tape Source: Initial   Tape Type:
Field: Purpose Per Application Loan Value: Other Tape Value: Refinance Variance: Variance %: Comment: Refinance Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. However, itemization is available at xx	* Application Missing (Lvl 2) "The final application is missing from the loan file. However, values are updated from credit application located at xx.
* Good Faith Estimate missing or unexecuted (Lvl 2)     "The final good faith estimate is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "The initial escrow account disclosure is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1. Choice of Insurer."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan documents."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
52539884	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,461.66	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,980.71	10.880%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 08/xx/2022 shows that the subject mortgage was originated on xx.
The chain of assignments is complete. The current assignment is with xx
No active judgments or liens were found.
No prior year’s delinquent taxes have been found.
According to the payment history as of 06/xx/2022, the borrower has been delinquent for 21 months and the next due date for the regular payment is 09/xx/2020. The last payment was received on 05/xx/2022 in the amount of $xx (PITI) which was applied for the due date of 08/xx/2020. The monthly P&I is in the amount of $xx with an interest rate of 10.380%. The current UPB is reflected in tape for the amount of $xx.	Collections Comments:The current status of the loan is in collection.
According to the payment history as of 06/xx/2022, the borrower has been delinquent for 21 months and the next due date for the regular payment is 09/xx/2020. The last payment was received on 05/xx/2022 in the amount of $xx (PITI) which was applied for the due date of 08/xx/2020. The monthly P&I is in the amount of $xx with an interest rate of 10.380%. The current UPB is reflected in tape for the amount of $xx.
As per servicing comment dated 10/xx/2021, the borrower’s income s impacted by covid-19 pandemic and the reason for default is curtailment of income. The servicer offered covid-19 FB plans that ran from 11/xx/2020 and were extended till 3/xx/2022.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence of damage or repairs has been found.

Update:
As per the servicing comments dated 1/xx/2023, the borrower has been approved for a 3 month trial modification starting from 1/xx/2022.
The collection comments are available from 11/xx/2022 to 07/xx/2024. The collection comments are missing from 08/xx/2022 to 10/xx/2022.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $4889.28 |---| |----| Comment: Not Applicable Tape Source: Initial Tape Type:
Field: Original Balance (or Line Amount)xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 5/xx/2038 Tape Value: Variance: Variance %: Comment: 12/xx/2061 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final 1003 application is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "The right of rescission document is not hand dated by the borrowers."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
24320149	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$510.88	7.440%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	05/xx/2013	$58,809.79	$7,184.05	5.000%	$373.25	07/xx/2013	Financial Hardship	Review of updated title report dated 8/xx/2022 shows that the subject mortgage was originated on xx.

The chain of assignment is incomplete. The last assignment is with xx.

No active judgments or liens have been found.

Annual combined taxes of 2022 have been exempted on 12/xx/2021.
Review of payment history as of 6/xx/2022 shows that the borrower is 3 months delinquent with the loan. The next due date is 3/xx/2022. The last payment was received on 5/xx/2022 in the amount of $373.25 with interest rate 4.999% which was applied for the due date 2/xx/2022. The current UPB as of the date is $xx.	Collections Comments:The current status of the loan is collection.
Review of payment history as of 6/xx/2022 shows that the borrower is 3 months delinquent with the loan. The next due date is 3/xx/2022. The last payment was received on 5/xx/2022 in the amount of $373.25 with interest rate 4.999% which was applied for the due date 2/xx/2022. The current UPB as of the date is $xx.
No foreclosure and bankruptcy evidence has been found.
No RFD has been found.
As per recent BPO report dated 7/xx/2022 located at xx, the property is owner occupied & no damage was noted.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per PACER, the borrower xx had filed for Chapter-7 with the xx on 2/xx/2012. The schedule D in voluntary petition shows the secured claim in the amount of $xx and the value of collateral which supports the claim is $xx. So, there is no unsecured amount. The bankruptcy case was discharged on 05/xx/2012 & terminated on 05/xx/2012.	AOT agreement was made on the effective date 5/xx/2013 & the new principal balance is $xx. The borrower has promised to pay the P&I of $373.25 with the fixed interest rate 5% that began from the first payment date 7/xx/2013 till the maturity date of 11/xx/2034. The deferred balance is $xx & interest bearing amount is $xx.	Credit Application	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Bankruptcy is Yes. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount  xx  Comment: xx  Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: Interest calculation type is 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Is REO active is not applicable.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount) xx Comment: xx Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent  xx Comment: xx Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)  xx Comment:xx Tape Source: Initial   Tape Type:
Field: Original Stated Rate  xx  Comment:xx Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 1011111111011100000MMMMM   Tape Value: 663CCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: Payment history string is 21000000000000000000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMM0000011101111111101   Tape Value: CCCCCCCCCCCCCCCCCCC3C366   Variance:    Variance %:    Comment: Payment history string reversed is 00000000000000000000000000012.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx Tape Value:xx Variance: -9 (Days) Variance %: Comment: Stated maturity date isxx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Loan application is missing from loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
57216686	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$664.73	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,747.01	7.936%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 08/xx/2022 reflects that the subject mortgage was originated on xx
The chain of the assignment has been completed. Currently, the mortgage assignment is with xx which was recorded on 7/xx/2022.
No active liens and judgments have been found against the borrower and the property.
No prior year’s delinquent taxes have been found.
According to a review of the payment history as of 6/xx/2022, the borrower is currently delinquent for 4 months with the loan and the next due date for the regular payment is 2/xx/2022. The last payment was received on 5/xx/2022 total in the amount of PITI $xx which includes P&I $xx with the rate of interest 7.937%, which was applied for the due date of 1/xx/2022. The UPB reflected in the latest payment history is in the amount of $xx.

Collections Comments:According to the review of the servicing comments, the loan is currently in collection. As per the payment history as of 6/xx/2022, the borrower is currently delinquent for 4 months with the loan and the next due date for the regular payment is 2/xx/2022. The UPB reflected in the latest payment history is in the amount of $xx.
As per comment dated 12/xx/2021, borrower’s income is impacted by covid-19. FB plans ran and were extended several times from 9/xx/2021.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Missing Required State Disclosures Origination Appraisal	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $4695.64 |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: 3/xx/2010   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: 9/xx/2021   Tape Value: 9/xx/2021   Variance: -2 (Days)   Variance %:    Comment: 9/xx/2021   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 365/365   Variance:    Variance %:    Comment: 360/360   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)  xx  Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent xx Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)  xx Tape Source: Initial   Tape Type:
Field: Original Stated Rate xx Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000023444444   Tape Value: 99996333CCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: 4444MM33MM000000M0000000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444320000000000000000   Tape Value: CCCCCCCCCCCCCCCC33399999   Variance:    Variance %:    Comment: 0000000M000000MM33MM4444   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 1/xx/2037 Tape Value: 5/xx/2036 Variance: 245 (Days) Variance %: Comment: 1/xx/2037 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final 1003 application is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1. Anti-Coercion Notice
2. Radon Gas Disclosure
3. Insurance Sales Disclosure."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "The right of rescission is not hand-dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
71692040	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$950.11	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$746.32	9.410%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	The review of the updated title report dated 08/xx/2022, shows that the subject mortgage was originated on xx.
The current assignee is xx.
No active judgments or liens have been found.
County annual taxes for 2022 have been due in the amount of $950.11.
No prior year delinquent taxes have been found.
According to the payment history as of 06/xx/2022, the borrower has been delinquent for 8 months and the next due date for the regular payment is 10/xx/2021. The last payment was received on 12/xx/2021 and the due date of 09/xx/2021. The monthly P&I is in the amount of $549.99 with an interest rate of 6.132%. The current UPB is reflected on tape in the amount of $xx.	Collections Comments:According to the review of the servicing comments, the loan is in the collections.
According to the payment history as of 06/xx/2022, the borrower has been delinquent for 8 months and the next due date for the regular payment is 10/xx/2021. The last payment was received on 12/xx/2021 and the due date of 09/xx/2021. The monthly P&I is in the amount of $549.99 with an interest rate of 6.132%. The current UPB is reflected on tape in the amount of $xx.
No foreclosure and bankruptcy activity has been found.
As per the servicing comment dated 02/xx/2022, the reason for default is marital difficulty.
No comment pertaining to the damage on the subject property has been observed.
As per servicing comment dated 12/xx/2021, the property occupancy is stated as owner occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is conventional fixed rate mortgage with P&I of $746.332 with the rate of interest 9.410% and a maturity date of 1/xx/2036. The P&I as per payment history is the $549.99 and rate of interest is 6.132% however, there is a different in P&I and rate of interest with respect to Note data. However the modification is missing from the loan file.	Credit Application Hazard Insurance	Field: Deferred Balance Amount Loan Value: Unavailable Tape Value: $xx |---| |----| Comment: Not applicable Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: 5/xx/2007   Variance:    Variance %:    Comment: Not applicable   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 365/365   Variance:    Variance %:    Comment: 360/360   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not applicable   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: UA.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment: UA.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount) xx  Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent xx Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) xx Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 11000000000000004MMMMM44   Tape Value: 9999966666666666666333CC   Variance:    Variance %:    Comment: 44444M4443333333333M33MM   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 44MMMMM40000000000000011   Tape Value: CC3336666666666666699999   Variance:    Variance %:    Comment: MM33M3333333333444M44444   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: 5/xx/2036 Variance: Variance %: Comment: 1/xx/2036 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final 1003 application is missing from the loan documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The compliance ease risk indicator is moderate due to
TILA Foreclosure Rescission Finance Charge Test: fail"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
The loan data is xx
This loan failed the TILA foreclosure rescission finance charge test. fail
The finance charge is xx is not considered accurate for purposes of rescission because it is understated by more than $35."
* Missing proof of hazard insurance (Lvl 2)     "The hazard insurance policy document is missing from the loan document."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "The right of rescission document is not hand dated by the borrowers."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
87652773	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,133.82	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,231.23	7.820%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	03/xx/2010	$455,025.03	$134,903.70	5.000%	$1,464.66	05/xx/2010	Financial Hardship	Review of updated title report dated 8/xx/2022 shows subject mortgage was originated on xx.

The chain of assignment is incomplete. The loan is currently assigned with xx

There is a junior mortgage originated on 4/xx/2007 in the amount of $xx with xx, and it was recorded on 4/xx/2007.

No active judgments or liens found.

Annual county taxes of 2021 has been paid off in the amount of $xx on 11/xx/2021.

As per updated title report, no prior year taxes are delinquent.
The review of updated payment history as of 6/xx/2022, the subject loan is currently delinquent for 12 months and the next due date of payment is 6/xx/2021. The last payment was received in the amount of $xx which applied for 5/xx/2021. The current P&I is $xx with an interest rate of 5.000%. The UPB as of the date is mentioned in the updated payment history is in the amount of $xx.	Collections Comments:The loan is currently in collection.
The review of updated payment history as of 6/xx/2022, the subject loan is currently delinquent for 12 months and the next due date of payment is 6/xx/2021. The last payment was received in the amount of $xx which applied for 5/xx/2021. The current P&I is $xx with an interest rate of 5.000%. The UPB as of the date is mentioned in the updated payment history is in the amount of $xx.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found
As per the comment dated 9/xx/2020, the borrower’s income was impacted by covid-19. FB plans ran and were extended several times from 9/xx/2020.
The property is owner occupied and is in average condition. Information regarding the damage and repair is not available in the latest servicing comments.

Updated: No any additional information found in recent collection comments.

CC available from 11/xx/2022 to 07/xx/2024 and missing from 08/xx/2022 to 10/xx/2022.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified with an effective date of 3/xx/2010 and a new principal balance is $xx to a step modification and the rate was starting from 2.000% and borrower had given promise to pay P&I in the amount of $969.41 beginning on 5/xx/2010 with a new maturity date of 4/xx/2050. The rate changes in 3 steps ending at 5.000%. The borrower had also given the promise to pay the deferred balance in the amount of $xx on the maturity date on 4/xx/2050. There is deferred amount of $xx, Therefore the interest bearing amount is $xx.	Affiliated Business Disclosure Final Truth in Lending Discl. HUD-1 Closing Statement Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. Also, there is no estimated HUD-1 or itemization available in the loan file."	* Final TIL Missing or Not Executed (Lvl 2) "The initial truth in lending disclosure is missing from the loan files."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The amortization type is ARM. Loan program disclosure is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
Choice of Insurer"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
94841944	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$478.49	07/xx/2024	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$256.32	11.850%	181	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 08/xx/2022 shows that the subject mortgage was originated on xx”
The chain of assignments has been completed. The mortgage is currently assigned to xx which was recorded on 04/xx/2022.
No active judgments or liens were found.
The 2021 county annual taxes have been paid in the amount of $478.49 on 11/xx/2021.
No prior year’s delinquent taxes have been found.	According to the payment history as of 06/xx/2022, the borrower has been delinquent for 31 months and the next due date for the regular payment is 11/xx/2019. The last payment was received on 05/xx/2022 in the amount of $250.70 (PITI). The monthly P&I is in the amount of $241.55 with an interest rate of 10.850%. The current UPB is reflected in tape for the amount of $xx.	Collections Comments:According to the review of the servicing comments, the borrower is in the foreclosure.
According to the payment history as of 06/xx/2022, the borrower has been delinquent for 31 months and the next due date for the regular payment is 11/xx/2019. The last payment was received on 05/xx/2022 in the amount of $250.70 (PITI). The monthly P&I is in the amount of $241.55 with an interest rate of 10.850%. The current UPB is reflected in tape for the amount of $xx.
The reason for default is illness of borrower.
The foreclosure was initiated in 2020. The file was referred to attorney, the complaint was filed in 3/xx/2022. The foreclosure is on hold due to loss mitigation. However no further information has been found.
No bankruptcy activity has been found.
The property is owner occupied.
No comment pertaining to the damage on the subject property has been observed.
Foreclosure Comments:The foreclosure was initiated in 2020. The complaint was filed in 3/xx/2022. The foreclosure is on hold due to loss mitigation. Further details not provided.
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $1103.44 |---| |----| Comment: Not Applicable Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: 360/360   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent  xx  Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)  xx  Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000000000044444444443MM   Tape Value: FFFFFFFFFFFFFFFFFFFFFFFF   Variance:    Variance %:    Comment: 444444444444444444444444   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MM3444444444400000000000   Tape Value: FFFFFFFFFFFFFFFFFFFFFFFF   Variance:    Variance %:    Comment: 444444444444444444444444   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 10/xx/2023 Tape Value: 10/xx/2023 Variance: 19 (Days) Variance %: Comment: 10/xx/2023 Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home has not been affixed. As per the Appraisal report dated 8/xx/2008 located xx the subject property is Manufactured Home. The Alta-7 endorsement for manufactured home is not attached with the title policy. The Deed of Trust does not list the VIN# in its description. Affixation document is not found from the loan file."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "CE is moderate due to failure of TILA Foreclosure Rescission Finance Charge Test"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is xx"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1. Anti-Coercion Notice
2. Radon Gas Disclosure
3. Insurance Sales Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "The right of rescission document is missing from the loan files."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
28268436	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$479.84	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$411.14	10.600%	240	xx	xx	Conventional	Fixed	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	$11,203.00	08/xx/2019	$28,482.51	Not Applicable	9.600%	$288.32	09/xx/2019	Financial Hardship	According to the updated title report dated 08/xx/2022, the subject mortgage was originated on xx.

The chain of assignments has been completed. Currently, the assignment is with xx.

There are 2 active judgments available in the updated title report combined in the amount of $xx in favor of different plaintiff and which was recorded on different dates.

Annual county taxes for the year 2022 are paid in the amount of $479.84 on 01/xx/2023.

No delinquent taxes have been found for the prior year.	As per the review of payment history as of 6/xx/2022, the borrower is currently delinquent for 2 months and next due date is 4/xx/2022. The last payment was received on 3/xx/2022 in the amount of $349.46 which was applied for the due date of 3/xx/2022. And borrower current P&I is in the amount of $288.32. Principal balance reflecting in payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the loan is in collection.

As per the review of payment history as of 6/xx/2022, the borrower is currently delinquent for 2 months and next due date is 4/xx/2022. The last payment was received on 3/xx/2022 in the amount of $349.46 which was applied for the due date of 3/xx/2022. And borrower current P&I is in the amount of $288.32. Principal balance reflecting in payment history is in the amount of $xx.

As per comment dated 3/xx/2022, the subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

Update: No any additional information found in recent collection comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on 8/xx/2019.The new modified principal balance as per modification is in the amount of $xx with interest rate starting at 9.600% and the borrower promises to pay P&I in the amount of $288.32 beginning from 9/xx/2019. The maturity date as per loan modification agreement is 11/xx/2035. The modification does not have a balloon provision.	Credit Application Notice of Servicing Transfer	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $0.00 |---| |----| Comment: Changes as per document. Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: 8/xx/2019   Tape Value: 9/xx/2019   Variance: -55 (Days)   Variance %:    Comment: Changes as per document.   Tape Source: Initial   Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: In Arrears   Variance:    Variance %:    Comment: Changes as per document.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Changes as per document.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)  xx Comment: Changes as per document.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent xx Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) xx Comment: Changes as per document.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000001122344444444444444   Tape Value: 9636333C333C33CC3333CCCC   Variance:    Variance %:    Comment: Changes as per document.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444443221100000   Tape Value: CCCC3333C333C333C3336369   Variance:    Variance %:    Comment: Changes as per document.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: No Cash-Out   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Changes as per document.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed. As per Appraisal Report located at xx the subject property is a manufactured home. The ALTA 7 Endorsement is not attached with the Final Title Policy. The legal description attached with the subject mortgage does not show VIN/Serial Number. The affidavit of affixation is not available in loan file."	* Application Missing (Lvl 2) "Final application document is missing from this loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from this loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "Right of rescission document is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
50671429	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$541.54	$441.49	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$621.92	8.672%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 08/xx/2022, the subject mortgage was originated on xx.

The current assignment of mortgage is with lender xx

There is one civil judgment lien against the borrower in the favor of xx for the amount of $xx which recorded on 03/xx/2020.

Annual County taxes for the year 2021, first and second installment of taxes is delinquent in the total amount of $541.54 on 12/xx/2021 which good through date is 08/xx/2022.	According to the payment history as of 06/xx/2022, the borrower is 2 months delinquent with the loan. The last payment received on 05/xx/2022 which is applied on 03/xx/2022. The next due date for payment is 04/xx/2022. The P&I are in the amount of $621.92 and PITI is in the amount of $651.59. The UPB reflected as per the payment history is in the amount of $xx and current interest rate as per payment history is 8.672%.	Collections Comments:The current status of loan is in collection.
According to the payment history as of 06/xx/2022, the borrower is 2 months delinquent with the loan. The last payment received on 05/xx/2022 which is applied on 03/xx/2022. The next due date for payment is 04/xx/2022. The P&I are in the amount of $621.92 and PITI is in the amount of $651.59. The UPB reflected as per the payment history is in the amount of $xx and current interest rate as per payment history is 8.672%.
The reason for default is excessive obligation.
No details related to the bankruptcy and foreclosure have been found.
No comment pertaining to the damage on the subject property has been observed.
Update
No any additional information found in recent collection comments.
The collection comment history is incomplete. The collection comments are available from 11/xx/2022 to 06/xx/2024.We are missing the latest 24 months of collection comments for review. The collection comments are missing from 08/xx/2022 to 10/xx/2022.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $0.00 |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Interest Calculation Type   Loan Value: 360/360   Tape Value: 365/365   Variance:    Variance %:    Comment: 360/360.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount) xx  Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent xx Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) xxTape Source: Initial   Tape Type:
Field: Original Stated Rate xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000001210121MMM   Tape Value: 33366633CCCCC3CCCCCCCCCC   Variance:    Variance %:    Comment: 0000000000021111122212.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMM121012100000000000000   Tape Value: CCCCCCCCCC3CCCCC33636333   Variance:    Variance %:    Comment: 0000000000021111122212.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: RR 688 Morris Ln   Tape Value: 278 MORRIS LANE   Variance:    Variance %:    Comment: RR 688 Morris Ln.   Tape Source: Initial   Tape Type:
Field: Property City   Loan Value: West Point   Tape Value: SHACKLEFORDS   Variance:    Variance %:    Comment: West Point.   Tape Source: Initial   Tape Type:
Field: Property Postal Code   Loan Value: 23181   Tape Value: 23156   Variance:    Variance %:    Comment: 23181.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: 9/xx/2035 Tape Value: 9/xx/2035 Variance: -12 (Days) Variance %: Comment: 9/xx/2035. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Final Application is missing from the loan documents." * ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
17657592	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,952.87	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,151.96	5.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	Unavailable	6.518%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 8/xx/2022, the subject mortgage was originated on xx.

The chain of assignment has been completed. xx.

No active judgments or liens have been found

1st Borough taxes of 2023 have been paid in the amount of  06/xx/2022.

2nd, 3rd & 4th Borough taxes of 2023 have been due.

No prior year delinquent taxes have been found.	According to payment history as of 8/xx/2022, the borrower is current with the loan and the next due date for payment is 9/xx/2022. The last payment was received on 8/xx/2022 in the amount of $xx which was applied for due date of 8/xx/2022. The current P&I is in the amount of $xx and current PITI is in the amount of $xxwith an interest rate of 5.500%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The loan is currently in Performing.

According to payment history as of 8/xx/2022, the borrower is current with the loan and the next due date for payment is 9/xx/2022. The last payment was received on 8/xx/2022 in the amount of $xx which was applied for due date of 8/xx/2022. The current P&I is in the amount of $xx and current PITI is in the amount of $xxwith an interest rate of 5.500%. The current UPB reflected as per the payment history is in the amount of $xx.

As per the final application, the borrower, xx is self-employed and has been a 100% owner of xx  for 31.3 years.

The reason for default is unable to be determined.

Recent Servicing comments do not reflect any damage.

No evidence has been found regarding foreclosure.

No evidence has been found regarding bankruptcy.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate Hazard Insurance Missing Dicsloures Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Comment: The borrower’s income is xx and total expenses are in the amount of xx calculated DTI Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject property approved as OO but appears to be lesser in quality than BWR current primary .2 miles from subject. BWR states is making prior residence as investment. Unclear in file. Elevated for client review."
* Property Marketability Issues (Lvl 4) "Appraisal in file is as is. Appraisal pictures show large commercial dumpster in driveway; property may be under some form of construction. Elevated for client review to reach out to seller."	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete due to initial closing disclosure is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Hazard policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "List of service providers is missing from the loan documents.
Home loan toolkit is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed Qualified Mortgage safe harbor threshold test due to APR xx. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed Higher-Priced mortgage loan test due to APR calculated xx over by +0.227%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Missing flood cert (Lvl 2) "Flood certificate is missing from the loan documents."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
57185746	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,587.83	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,469.15	4.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	12.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	Yes	751	Not Applicable	47.249%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the pro-title dated 9/xx/2022, the subject mortgage originated on xx.
The mortgage is with original lender xx
No active judgments/liens have been found.
Annual county taxes of 2021 have been paid in the amount of $1665.53.
No prior year’s delinquent taxes have been found.	According to the payment history as of 9/xx/2022, the borrower is current with the loan and the next payment is due for 10/xx/2022. The last payment was received on 9/xx/2022 which was applied to 09/xx/2022 in the amount of $xx. The current UPB reflected is in the amount of $xx.	Collections Comments:The current status of the loan is performing and the next payment is due for 10/xx/2022. The last payment was received on 9/xx/2022 which was applied to 09/xx/2022 in the amount of $xx. Unable to determine the current occupancy and condition of the property.
The borrower xx for 5.2 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing Dicsloures Notice of Servicing Transfer	Field: Borrower #2 Last Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: N.A Tape Source: Initial Tape Type:
Field: Borrower #2 Middle Name   Loan Value: Not Applicable   Tape Value: Vasile   Variance:    Variance %:    Comment: N.A   Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent  xx  Comment: The borrower’s income is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street xx Variance: Variance %: Comment: Note document reflects property address xx Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Subject loan is conventional purchase. Tape shows condo association did not have sufficient reserves and non-warrantable. Elevated for client review."	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID Violation due to decrease in lender credit on closing disclosure dated 04/xx/2022. Initial LE dated 04/xx/2022 reflects lender credit at $xx. However, final CD dated 04/xx/2022 reflects lender credit at $931.55. This is decrease of -$xx for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing in loan file."
* Missing Required Disclosures (Lvl 3)     "Your home loan toolkit is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Servicing transfer disclosure is missing from the loan documents."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "The affiliated business disclosure is missing from the loan documents"	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.249% as the borrower’s income was xx and its recommendation is “Approve/Eligible” with a DTI of 47.25%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
15492775	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,578.78	2.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	47.930%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/xx/2022 shows that the subject mortgage was originated on xx.
There is no chain of assignment as the subject mortgage is with the original lender xx.
No active liens and judgments have been found against borrower and property.
Taxes are to follow. No details of current or prior year taxes have been provided with updated title.	According to the payment history as of 09/xx/2022, the borrower is current with the loan. The last payment was received on 09/xx/2022, which was applied for the due date of 9/xx/2022 and the next due date for payment is 10/xx/2022.The P&I is in the amount of $xx and PITI is in the amount of $xx. The UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 09/xx/2022, the borrower is current with the loan. The last payment was received on 09/xx/2022, which was applied for the due date of 9/xx/2022 and the next due date for payment is 10/xx/2022.The P&I is in the amount of $xx and PITI is in the amount of $xx. The UPB reflected as per the payment history is in the amount of $xx.
The subject property is owner occupied.
As per seller’s tape data the co-borrower is unemployed.
As per the 1003, the borrower is working at xx

Update:
No any additional information found in recent collection comments.
The collection comments are available from 12/xx/2022 to 07/xx/2024. The collection comments are missing from 08/xx/2022 to 11/xx/2022.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Appraisal (Incomplete) Missing Dicsloures Missing Initial LE Notice of Servicing Transfer	Field: Borrower #2 Middle Name Loan Value: Not Applicable Tape Value: S |---| |----| Comment: N.A. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent  xx  Comment: This loan has a qualified mortgage DTI of 47.93%, the borrower's income was xx  Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: MI is not required.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent xx  xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) xx Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx LTV = 79.999%. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Appraisal in file shows subject to completion of construction. 1004D shows appraiser removed the subject to and is showing completion. Review of the 1004D pictures show construction is not complete. Back of house is still on blocks, grass is not in, driveway is not complete, land is showing a large hole in what appears to be construction of potentially a swimming pool with property not graded level. Elevated for client review."	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the Pennsylvania license validation test due to the Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008.

This loan failed the TRID initial loan estimate date and initial closing disclosure date validation test due to an initial closing disclosure receipt date 01/xx/2022 which is before loan estimate delivery date 02/xx/2022."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "TRID tolerance test is incomplete due to initial LE is missing from loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing in loan file."
* Missing Initial LE (Lvl 3)     "Initial loan estimate is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Home loan toolkit is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Servicing transfer disclosure is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "The affiliated business disclosure is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 47.93%. Tape shows BWR2 Visa expired, no income and was not used to qualify. Files shows BWR2 passport is a US citizen and was used to qualify. At time of closing, lender approved AUS based on BWR working."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.930% as the borrower’s income is xx and the loan was underwritten by xxand its recommendation is "Approve/Eligible" with a DTI of 47.930%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
66606779	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,070.36	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,050.76	3.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Commercial Prop	xx	xx	Secondary	Yes	Yes	Yes	767	753	42.759%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 9/xx/2022, the subject mortgage was originated on xx.

The chain of assignment is with xx

No active judgments or liens have been found against the borrower.
4th installment combined taxes of 2022 are due on 11/xx/2022 in the amount of $537.82.
According to the payment history tape data as of 7/xx/2022, the borrower is current with the loan. The last payment received date is unable to be determined. The next due date for payment is 9/xx/2022. The P&I is in the amount of $xx and PITI is in the amount of $xx. The UPB reflected is in the amount of $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history tape data as of 7/xx/2022, the borrower is current with the loan. The last payment received date is unable to be determined. The next due date for payment is 9/xx/2022. The P&I is in the amount of $xx and PITI is in the amount of $xx. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
No evidence has been found regarding damage or repairs.
As per the 1003, the borrower is working at xx

Update:
No any additional information found in recent collection comments.
The collection comments are available from 12/xx/2022 to 7/xx/2024. The collection comments are missing from 8/xx/2022 to 11/xx/2022.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing Dicsloures Missing Initial LE Notice of Servicing Transfer	Field: Borrower #2 Middle Name Loan Value: Not Applicable Tape Value: C |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent xx Comment: Final aplication reflects borrower DTI ratio as 42.759%.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value:xx   Variance:    Variance %:    Comment: note reflects property address as xxTape Source: Initial   Tape Type:
Field: Property Type (ASF) Loan Value: Condo, Low Rise (4 or fewer stories) Tape Value: Condotel (as defined in Issuer’s Underwriting Guidelines) Variance: Variance %: Comment: Appraisal report reflects property type as Single family detached. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the prohibited fees test. xx
The Below fees were included in the test:

Tax return verification paid by Borrower: $15.50
Title-Closing Protection Letter paid by Borrower: $75.00"
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "TRID tolerance test is incomplete due to Initial loan estimate is missing from loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrowers intent to proceed is missing in loan file."
* Missing Initial LE (Lvl 3)     "Initial loan estimate is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Home loan toolkit is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Servicing transfer disclosure is missing from the loan documents."
* Property is Commercial Prop (Lvl 3)     "The subject loan was approved as a secondary occupancy. Tape and file show subject is a unit in the xx condotel in xx NJ with commercial amenities including on site management, rental program. Elevated for client review."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "The affiliated business disclosure is missing from the loan documents."			Moderate	Not Covered	Pass	Pass	Pass	Fail	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
2957828	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,390.29	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$805.05	3.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	722	Not Applicable	42.948%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 9/xx/2022, the subject mortgage was originated on xx.
There is no chain of assignment as the subject mortgage is with the original lender xx.
No active liens and judgments against the borrower/property.
No delinquent taxes have been found.
According to the payment history as of 8/xx/2022, the borrower is current with the loan. The last payment was received on 8/xx/2022 which was applied to 8/xx/2022. The next due date for payment is 9/xx/2022. The P&I is in the amount of $805.05 and PITI is in the amount of $xx. The UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The loan is currently is performing. According to the payment history as of 8/xx/2022, the borrower is current with the loan. The last payment was received on 8/xx/2022 which was applied to 8/xx/2022. The next due date for payment is 9/xx/2022. The P&I is in the amount of $805.05 and PITI is in the amount of $xx. The UPB reflected as per the payment history is in the amount of $xx.
Unable to determine the current occupancy and condition of the subject property.
As per the 1003 document the borrower is working as xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Stated Maturity Date Loan Value: 5/xx/2051 Tape Value: 6/xx/2051 |---| -31 (Days) |----| Comment: Note document reflects stated maturity date is 5/xx/2051. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Subject loan is NOO. Seller tape shows validated EPD's. No further details provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
86864376	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,673.86	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,173.02	3.990%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	745	Not Applicable	29.984%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/xx/2022 reflects that the subject mortgage was originated on xx.
No chain of assignment has been found. Currently, the mortgage assignment is with xx which was recorded on 05/xx/2021.
No active liens and judgments have been found against the borrower and the property.
No prior year’s delinquent taxes have been found.

According to the payment history as of 08/xx/2022, the borrower is current with the loan. The last payment was received on 08/xx/2022, which was applied for the due date of 8/xx/2022 and the next due date for payment is 09/xx/2022. The P&I is in the amount of $xx and PITI is in the amount of $xx. The UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 08/xx/2022, the borrower is current with the loan. The last payment was received on 08/xx/2022, which was applied for the due date of 8/xx/2022 and the next due date for payment is 09/xx/2022. The P&I is in the amount of $xx and PITI is in the amount of $xx. The UPB reflected as per the payment history is in the amount of $xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence of damage or repairs has been found.
No evidence has been found regarding COVID-19.
As per the 1003, the borrower is working at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Original Note Doc Date Loan Value: 5/xx/2021 Tape Value: 5/xx/2021 |---| -1 (Days) |----| Comment: Note date reflects 5/xx/2021. Tape Source: Initial Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date xx Variance: -30 (Days) Variance %: Comment: xx Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Tape shows loan has a validated EPD. No further details available."	* Final Application Incomplete (Lvl 2) "Final application is not hand signed and hand dated by the borrower."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
79805855	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$366.00	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$671.34	5.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	709	Not Applicable	42.303%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Pro-title report dated 9/xx/2022 shows that subject mortgage was originated on xx
The chain of assignment is complete as the mortgage is with lender, xx
No active judgments or liens have been found.
Property taxes for the year 2022 are due on 10/xx/2022 in the amount of $366.00.	Payment history as of 8/xx/2022 shows that loan is current and next payment due date is 9/xx/2022. The last payment was made on 7/xx/2022 in the amount of $946.02 which was applied for the due date of 8/xx/2022. The current UPB is $xx and interest rate is 5.875%.	Collections Comments:
According to servicing comments as of 8/xx/2022, the loan is current and next payment due date is 9/xx/2022.
No evidence of damage or repair has been found.
No FC action has been noted.
No evidence of post-closing bankruptcy record has been found.
As per loan application, the borrower is working at xx

Update:No any additional information found in recent collection comments.
The collection comment history is incomplete. The collection comments are available from 10/xx/2022 to 07/xx/2024. We are missing the latest 24 months of collection comments for review. The collection comments are missing from 08/xx/2022 to 09/xx/2022.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure	Field: Age of Loan Loan Value: 1 Tape Value: 2 |---| -1 |----| -50.00000% Comment: Age of loan reflects 1. Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: Not Applicable   Tape Value: xx  Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 359 Tape Value: 0 Variance: 359 Variance %: Comment: Stated remaining term reflects 359. Tape Source: Initial Tape Type:	3: Curable	* Homeownership Counselling Disclosure is missing. (Lvl 3) "Homeownership counseling disclosure is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "The subject loan is a primary purchase. Seller tape shows missing homebuyers' education certification and acquired post-closing."
* Missing Required Disclosures (Lvl 3)     "Settlement services provider list is missing from the loan documents.

Your home loan toolkit is missing from the loan documents."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "The affiliated business disclosure is missing from the loan documents."			Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
28991211	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,308.20	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,020.70	3.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	774	738	49.645%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Pro-title report dated 8/xx/2022 shows that subject mortgage was originated on xx
The chain of assignment is complete as the mortgage is with xx.
There is one prior civil judgment in the amount of $xx was recorded on 7/xx/2014 against the xx in favor of xx
There is one state tax lien active against xx in the amount of $xx which was recorded on 7/xx/2021 in favor of xx.
Property taxes of 2021-22 are paid on 4/xx/2022.
Payment history as of 8/xx/2022 shows that loan is performing and next payment due date is 9/xx/2022. The last payment was made on 8/xx/2022 in the amount of $2990.03 which was applied for the due date of 8/xx/2022. The current UPB is $xx and interest rate is 3.5%.	Collections Comments:
According to servicing comments as of 8/xx/2022, the loan is performing and next payment due date is 9/xx/2022.
No evidence of damage or repair has been found.
No FC action has been noted.
No evidence of post-closing bankruptcy record has been found.
As per loan application, the borrower is working at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 13 Tape Value: 15 |---| -2 |----| -13.33333% Comment: As per tape data, age of loan is 15. However it reflects 13. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent  xx Comment: The borrower’s income is $xx and present primary housing expenses are in the amount of xx
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 7/xx/2022   Tape Value: 7/xx/2022   Variance: -7 (Days)   Variance %:    Comment: Interet paid through date is 07/xx/2022.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: 2 Family Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated 03/xx/2021 does not reflect Appraisal Review Fee. However, xx. Valid COC for the increase in fee is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 49.64%. Tape shows miscalculation of income. Further details not provided. Unable to rely on documents in file and unable to calculate ATR.

Downgraded to LVL2 because SOL is expired in May 2024."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.64%. The borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by xx and its recommendation is Approve/Eligible for a DTI of 49.64%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
3812285	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,820.00	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$776.58	3.375%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	52.616%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 09/xx/2022, the subject mortgage was originated on xx.

There is no chain of assignment. Currently, the subject loan is with original lender xx.

No active judgments or liens have been found.

1st and 2nd combined taxes of 2021 have been paid in the total amount of $xx.

No prior year delinquent taxes have been found.	According to payment history as of 8/xx/2022, the borrower is current with the loan and the next due date for payment is 9/xx/2022. The last payment was received on 8/xx/2022 in the amount of $xx which was applied for due date 8/xx/2022. The current P&I is in the amount of $776.58 and current PITI is in the amount of $xx with an interest rate of 3.375%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of 8/xx/2022, the borrower is current with the loan and the next due date for payment is 9/xx/2022. The last payment was received on 8/xx/2022 in the amount of $xx which was applied for due date 8/xx/2022. The current P&I is in the amount of $776.58 and current PITI is in the amount of $xx with an interest rate of 3.375%. The current UPB reflected as per the payment history is in the amount of $xx.

Covid-19 attestation is available in the loan file located at xx

As per final application, the borrower xx

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Update: No any additional information found in recent collection comments.
CC available from 11/xx/2022 to 07/xx/2024 and missing from 08/xx/2022 to 10/xx/2022.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	Field: Age of Loan Loan Value: 9 Tape Value: 12 |---| -3 |----| -25.00000% Comment: Note document reflects age of loan is 9. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 7/xx/2022   Tape Value: 7/xx/2022   Variance: -14 (Days)   Variance %:    Comment: Note document reflects interest paid through date is 7/xx/2022   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) xx Comment: Collateral Value used for Underwriting: $0. Loan Amount: $xx Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Subject property is showing as having water provided via a shared well rather than an individual well, which is more common. Elevated for client review."	* ComplianceEase State Regulations Test Failed (Lvl 3) "The loan failed the prohibited fees test due to fee charged $525.00 threshold fee of $0.00 over by +$525.00.

The below fee was included in the test:-
Title - IA Title Guaranty Fee paid by Borrower: $525.00."
* MI, FHA or MIC missing and required (Lvl 3) "FHA Mortgage insurance certificate is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed Higher-Priced Mortgage loan test due to APR calculated xx HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 52.61%. The borrower’s income is xx and its recommendation is Approve/Eligible for a DTI of 52.61%."		Moderate	Pass	Pass	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
59794179	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,854.84	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$834.05	3.125%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	49.848%	First	Short Form Policy	Not Applicable	$9,178.52	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 9/xx/2022, the subject mortgage was originated on xx. There is no chain of assignment as the subject mortgage is with the original lender xx. Active liens and judgments against the borrower/property: There is an active mortgage that was originated on xx recorded on 5/xx/2022 in the amount of $xx xx No delinquent taxes have been found.	According to the payment history as of 9/xx/2022, the borrower is current with the loan. The last payment was received on 8/xx/2022 which was applied to 9/xx/2022. The next due date for payment is 10/xx/2022. The P&I is in the amount of $834.05 and PITI is in the amount of $978.16. The UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The loan is currently is performing. According to the payment history as of 9/xx/2022, the borrower is current with the loan. The last payment was received on 8/xx/2022 which was applied to 9/xx/2022. The next due date for payment is 10/xx/2022. The P&I is in the amount of $834.05 and PITI is in the amount of $978.16. The UPB reflected as per the payment history is in the amount of $xx. Unable to determine the current occupancy and condition of the subject property. As per the tape data as of 8/xx/2022, the borrower was unemployed at the time of loan origination. As per the 1003 document the borrower has been working as a customer service supervisor at xx. Covid-19 attestation document is located at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 7 Tape Value: 8 |---| -1 |----| -12.50000% Comment: Age of loan 7. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent  xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 1/xx/2022   Tape Value: 7/xx/2022   Variance: -209 (Days)   Variance %:    Comment: Interest paid through date is 8/xx/2022.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: 1/xx/2022   Tape Value: 1/xx/2022   Variance: -6 (Days)   Variance %:    Comment: Note date is 1/xx/2022.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: No Cash-Out   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Purpose of refinance is No cash-out.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term xx Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject approved at 49.848%. Tape shows BWR was not employed at closing. Unable to rely on docs in file and unable to calc ATR."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the bona fide discount points test due to the loan is a first lien mortgage and has a principal amount that is greater than or xx and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan fails compliance ease delivery and timing test initial loan estimate dated 10/xx/2021 and initial application dated 10/xx/2021. However, delivery date is 10/xx/2021 and document tracker proving the delivery of initial loan estimate within 3 business days is missing from the loan documents. Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed initial LE estimate delivery and timing test. Initial LE dated 10/xx/2021 delivered on 10/xx/2021 which is more than 3 business days from initial application date 10/xx/2021. Loan failed charges that cannot decrease test. Initial LE dated 10/xx/2021 reflects non-specific lender credit at $398.00. However, final CD dated 01/xx/2022 reflects non-specific lender credit xx for charges that cannot decrease. Valid COC for the decrease in NSLC is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.848% as the borrower income is $xx and total expenses are in the amount of $xx and the loan was underwritten by xx"		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
38147618	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,484.54	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,469.65	4.490%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	749	Not Applicable	18.594%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 09/xx/2022, the subject mortgage was originated on xx.

There is no chain of assignment. Currently, the subject loan is with original lender xx

No active judgments or liens have been found.

Annual combined taxes of 2021 have been paid in the amount of $xx on 12/xx/2021.

No prior year delinquent taxes have been found.	According to payment history as of 9/xx/2022, the borrower is current with the loan and the next due date for payment is 11/xx/2022. The last payment was received on 9/xx/2022 in the amount of $xx which was applied for due date 10/xx/2022. The current P&I is in the amount of $xx and current PITI is in the amount of $xx with an interest rate of 4.500%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of 9/xx/2022, the borrower is current with the loan and the next due date for payment is 11/xx/2022. The last payment was received on 9/xx/2022 in the amount of $xx which was applied for due date 10/xx/2022. The current P&I is in the amount of $xx and current PITI is in the amount of $xx with an interest rate of 4.500%. The current UPB reflected as per the payment history is in the amount of $xx.

As per final application, the borrower xx.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance	Field: Borrower DTI Ratio Percent xx Comment: Tape Source: Initial Tape Type:
Field: Escrow Holdback? (HUD-1)   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Is Loan Part of a Piggyback Combination? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows unsaleable per missy. Further details are not provided."
																																																																																							* Missing proof of hazard insurance (Lvl 3) "Hazard insurance policy is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
37149313	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,757.43	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,145.91	3.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	774	Not Applicable	40.198%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 9/xx/2022, the subject mortgage was originated on xx
The chain of assignment has been completed. Currently, the assignment is with the original lender xx
No active liens and judgments have been found against the borrower and subject property.
County annual taxes for the year of 2021 have been paid in the amount of $xx on 11/xx/2021.
No prior year delinquent taxes have been found.
“Joinder of mortgage” document provided with UT shows the details of prior mortgage dated 9/xx/1971. But, UT not showing this mortgage open and shows subject mortgage at first position. Email sent to PT for more clarification and to confirm validity of said mortgage.	According to latest payment history as of 9/xx/2022, the borrower is current with the loan and the next due date is 10/xx/2022. The last payment was received on 9/xx/2022 in the amount of $xx which was applied for the due date 9/xx/2022. The unpaid principal balance is in the amount of $xx. The current P&I is $xx and the interest rate is 3.375%.	Collections Comments:The loan is currently in the performing and the next due date is 10/xx/2022. The last payment was received on 9/xx/2022 in the amount of $xx which was applied for the due date 9/xx/2022. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $xx and the interest rate is 3.375%. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The subject property occupancy and the reason for default are unable to be determined. As per the comment dated 9/xx/2022, mold caused damage to the subject property on 8/xx/2022. The property needs repair. The loss draft check was received in the amount of $xx on 9/xx/2022 with the xx. However, we are unable to determine whether the repairs have been completed or not.
As per the final application, the borrower is working at xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Escrow Holdback? (HUD-1) Loan Value: No Tape Value: Yes |---| |----| Comment: NA. Tape Source: Initial Tape Type: Field: Is Loan Part of a Piggyback Combination? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows the subject property requires a full condominium review, also condo questionnaire was not provided to verify whether the property meets required eligibility requirements. Subject approved with PIW. Elevated for client review."				Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$10,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
55558813	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$720.00	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,752.54	4.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	695	Not Applicable	49.947%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 09/xx/2022, the subject mortgage was originated on xx

There is no chain of assignment. Currently, the subject loan is with original lender xx

There are 2 civil judgments against the borrower in favor of xx which were recorded on 04/xx/2021 and 02/xx/2022 in the total amount of $xx.

Annual county taxes of 2022 have been paid in the amount of $720.00 on 03/xx/2022.

No prior year delinquent taxes have been found.	According to payment history as of 8/xx/2022, the borrower is current with the loan and the next due date for payment is 9/xx/2022. The last payment was received on 8/xx/2022 in the amount of $xx which was applied for due date 8/xx/2022. The current P&I is in the amount of $xx and current PITI is in the amount of $xx with an interest rate of 4.250%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of 8/xx/2022, the borrower is current with the loan and the next due date for payment is 9/xx/2022. The last payment was received on 8/xx/2022 in the amount of $xx which was applied for due date 8/xx/2022. The current P&I is in the amount of $xx and current PITI is in the amount of $xx with an interest rate of 4.250%. The current UPB reflected as per the payment history is in the amount of $xx.

The latest property inspection report is not available in the loan file to determine current property condition.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Update:
No any additional information found in recent collection comments.
The collection comments are available from 08/xx/2022 to 08/xx/2022, 12/xx/2022 to 07/xx/2024. The collection comments are missing from 09/xx/2022 to 11/xx/2022.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Yes Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: 12/xx/2017   Tape Value: 12/xx/2017   Variance: -14 (Days)   Variance %:    Comment: The Note reflects the Original Note document date as 12/xx/2017.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 1/xx/2048 Tape Value: 2/xx/2048 Variance: -31 (Days) Variance %: Comment: The Note reflects the Stated Remaining Term as 01/xx/2048. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the Pennsylvania license validation test due to the Pennsylvania mortgage lender license and Pennsylvania exemption letter (Mortgage Act) are not available for loans with a closing date before November 5th, 2008."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at 49.947%. Tape shows borrower was not working at second job at closing due to which DTI exceeds 92%. Further details not provided. Unable to rely on docs in file and unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.947% as the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by xx"		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
56693145	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$8,253.04	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,967.83	4.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	758	739	43.934%	First	Final policy	Not Applicable	Not Applicable	12/xx/2020	$600,247.92	Not Applicable	3.125%	$2,192.26	01/xx/2021	Financial Hardship	As per the updated title report dated 9/xx/2022, the subject mortgage was originated and recorded on xx.

chain of assignment has not been completed. Currently, the assignment is with xx.

No active judgments or liens have been found against the borrower.
2nd installment city taxes of 2023 are due on 11/xx/2022 in the amount of $xx.
According to the payment history tape data as of 8/xx/2022, the borrower is current with the loan. The last payment received date is unable to be determined. The next due date for payment is 9/xx/2022. The P&I is in the amount of $xx and PITI is in the amount of $xx. The UPB reflected is in the amount of $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history tape data as of 8/xx/2022, the borrower is current with the loan. The last payment received date is unable to be determined. The next due date for payment is 9/xx/2022. The P&I is in the amount of $xx and PITI is in the amount of $xx. The UPB reflected is in the amount of $xx.
As per the comment dated 7/xx/2021, the reason for default is curtailment of income.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
No evidence has been found regarding damage or repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	According to the modification, the loan was modified on 12/xx/2020 between the borrower and servicer. The new modified principal balance as per modification is in the amount of $xx with interest rate starting at 3.125 % and the borrower promises to pay P&I in the amount of $xx beginning from 1/xx/2021. The interest-bearing amount is $xx. There is no principal forgiven amount and deferred balance.	Field: Stated Maturity Date Loan Value: 12/xx/2060 Tape Value: 7/xx/2049 |---| 4171 (Days) |----| Comment: Note document reflects stated maturity date as 6/xx/2049. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The loan was approved at 43.934%. Tape reflects inconsistent employment of borrower and co-borrower was not employed at the time of closing, which may push DTI to over 83%. Unable to rely on documents in the file and calculate ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.934% as the borrower’s income is xx and its recommendation is “Approve/Eligible” with a DTI of 43.93%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
40024378	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,024.07	3.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	Yes	748	722	20.724%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 9/xx/2022 shows that the subject mortgage was originated xx.
The chain of the assignment has been completed as the subject mortgage is xx
No active judgments or liens have been found.
No prior year delinquent taxes have been found.	According to the payment history as of 9/xx/2022 the borrower is current with the loan the last payment was received on 8/xx/2022 which was applied for 8/xx/2022 and the next due date for the payment is 9/xx/2022. The P&I is in the amount of $xx and PITI is in the amount of $xx. The UPB reflected is in the amount of $xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing. According to the payment history as of 9/xx/2022 the borrower is current with the loan the last payment was received on 8/xx/2022 which was applied for 8/xx/2022 and the next due date for the payment is 9/xx/2022. The P&I is in the amount of $xx and PITI is in the amount of $xx. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
No comments have been found regarding bankruptcy in the latest servicing comments.
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Condo/PUD Rider Missing or error on the Rate Lock	Field: Borrower #1 Middle Name Loan Value: Not Applicable Tape Value: I |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Borrower First Name xx  Comment: As per note borrower first name reflects Baeza.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 5/xx/2051   Tape Value: 6/xx/2051   Variance: -31 (Days)   Variance %:    Comment: Stated maturity date reflects 5/xx/2051.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: PUD. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed the Pennsylvania license validation test.
The Pennsylvania requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed. The Pennsylvania Mortgage Lender License and Pennsylvania Exemption Letter are not available for loans with a closing date. Additionally, the Pennsylvania First Mortgage Banker License, Pennsylvania Secondary Mortgage Loan License, Pennsylvania Unlicensed, and Pennsylvania Exemption Letter are not available for loans with a closing date."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 03/xx/2021 reflect Points - Loan Discount xx This is a total increase in fee of $xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Condo / PUD rider Missing (Lvl 3)     "Appraisal report in file dated 03/xx/2021 reflects property type as 'PUD'. However, PUD rider is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 20.72%. Tape shows income miscalculation and missing documentation may push DTI to 110.97%. Further details not provided. Unable calc ATR.

																																																																																								Downgraded to LVL2 because SOL is expired in April 2024."		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
17373477	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$0.00	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,221.29	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	683	Not Applicable	36.281%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/xx/2022 reflects that the subject mortgage was originated on xx. No chain of assignment has been found. Currently, the mortgage assignment is with xx which was recorded on 08/xx/2021. There is real estate lien active against the subject property in favor of xx in the amount of $xx which was recorded on 8/xx/2021. No prior year’s delinquent taxes have been found.	According to a review of the payment history as of 8/xx/2022, the loan is currently performing and the next due date for the regular payment is 9/xx/2022. The last payment was received on 8/xx/2022 total in the amount of PITI $xx which includes P&I $xx with the rate of interest 3.250%, which was applied for the due date of 8/xx/2022. The UPB reflected in the latest payment history is in the amount of $xx. (PH reflects that due date has been adjusted from 12/xx/2021 to 6/xx/2022).	Collections Comments:According to the review of the servicing comments, the current status of loan is performing. The next due date for the regular payment is 9/xx/2022. The UPB reflected in the latest payment history is in the amount of $xx. No comments have been found regarding reason for default.
The borrower xx has been working at xx
Covid-19 attestation is located at xx. As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Borrower #2 First Name Loan Value: Not Applicable Tape Value: Brittany |---| |----| Comment: N.A Tape Source: Initial Tape Type:
Field: Borrower #2 Last Name   Loan Value: Not Applicable   Tape Value: Helveston   Variance:    Variance %:    Comment: N.A   Tape Source: Initial   Tape Type:
Field: Borrower First Name  xx   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent xx  Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) xx Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date xx Variance %: Comment: Note document reflects stated maturity date as 8/xx/2051. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report dated 10/xx/2020 is 120 days older than consummation date xx"
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 6/xx/2021 reflect Rate Lock Fee at xx Valid COC for the increase in fee is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "As per tape the foreclosure seasoning does not meet agency guidelines. The conventional foreclosure waiting period is typically seven years, though it may be shortened to three years in extenuating circumstances."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
95253962	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,616.24	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$980.72	4.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	48.552%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 9/xx/2022, the subject mortgage was originated on xx.
No active judgments or liens have been found.
Combined taxes of 2022 have been paid in the amount of $1616.24 on 12/xx/2022.   No prior year delinquent taxes have been found.

According to the payment history as of 8/xx/2022, the loan is performing and the next due date for payment is 9/xx/2022.The last payment was received on 8/xx/2022 in the amount of $1215.44 which was applied for due date 8/xx/2022. The current P&I is in the amount of $980.72 with an interest rate of 4.625%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The loan is performing.
According to the payment history as of 8/xx/2022, the loan is performing and the next due date for payment is 9/xx/2022.The last payment was received on 8/xx/2022 in the amount of $1215.44 which was applied for due date 8/xx/2022. The current P&I is in the amount of $980.72 with an interest rate of 4.625%. The current UPB reflected as per the payment history is in the amount of $xx.
Currently, the borrower is working at xx
No information has been found regarding the foreclosure.
Bankruptcy was not filed by borrower.
Reason for default was unable to determine.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 3 Tape Value: 5 |---| -2 |----| -40.00000% Comment: Note document reflects age of loan is 3 Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate) xx Comment: The borrower’s income is $xx present primary housing expenses are in the amount of xx.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: 4/xx/2022   Tape Value: 3/xx/2022   Variance: 30 (Days)   Variance %:    Comment: Note document reflects note date as 4/xx/2022.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Purchase   Tape Value: Refinance   Variance:    Variance %:    Comment: Final Closing disclosure reflects purpose of transaction is Purchase   Tape Source: Initial   Tape Type:
Field: Purpose Per Application   Loan Value: Purchase   Tape Value: Refinance   Variance:    Variance %:    Comment: Final application reflects purpose of transaction is Purchase   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date xx Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Initial LE is dated 03/xx/2020 and electronically signed on 03/xx/2020 which is greater than 3 days. Unable to determine delivery date due to missing doc tracker. TRID is failing for timing of Initial LE"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed Initial LE estimate delivery and timing test. Initial LE dated 03/xx/2022 delivered on 03/xx/2022 which is more than 3 business days from initial application date 03/xx/2022."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.55%. The borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by xx and its recommendation is Approve/Eligible for a DTI of 48.55%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
45751329	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	$2,068.00	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,633.93	4.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	742	634	31.902%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/xx/2022 reflects that the subject mortgage was originated on xx.
No chain of assignment has been found. Currently, the mortgage assignment is with xx which was recorded on 02/xx/2022.
No active liens and judgments have been found against the borrower and the property.
Annual county and city taxes are due in the amount of $2608.00.
No prior year’s delinquent taxes have been found.

According to a review of the payment history as of 8/xx/2022, the loan is currently performing and the next due date for the regular payment is 9/xx/2022. The last payment was received on 8/xx/2022 total in the amount of PITI $xx which includes P&I $xx with the rate of interest 4.875%, which was applied for the due date of 8/xx/2022. The UPB reflected in the latest payment history is in the amount of $xx.	Collections Comments:According to the review of the servicing comments, the current status of loan is performing. The next due date for the regular payment is 9/xx/2022. The UPB reflected in the latest payment history is in the amount of $xx.
No comments have been found regarding reason for default.
At the time of origination, the borrower was working as teacher at xx
Covid-19 attestation is located at xx
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Missing or error on the Rate Lock Missing Required Disclosures	Field: Payment History String Loan Value: 0000000000000000010MMMMM Tape Value: XXXXXX000000 |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMM0100000000000000000   Tape Value: 000000XXXXXX   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term xx Tape Source: Initial Tape Type:	3: Curable	* Application Missing (Lvl 3) "Final application is missing from the loan documents."
* Compliance Testing (Lvl 3)     "Tape shows loan is failing for QM/ATR. Review of in file compliance report shows that loan fails QM safe harbor APR threshold test. Our CE report is also failing the same tests. Subject loan is escrowed."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed the GSE (Fannie Mae public guidelines) QM APR test due to APR calculate 5.622% exceeds APR threshold by 5.420%. Over by +0.202%.

Loan failed Qualified Mortgage APR threshold test due to APR xx
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated 01/xx/2022 reflects the sum of Section C fees and Recording fee at xx for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement services provider list is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated business disclosure is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed Higher-Priced Mortgage Loan test due to APR calculated 5.624% exceeds APR threshold of 4.670%. Over by +0.954%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

																																																																																								Loan failed Qualified Mortgage Safe harbor test threshold test due to APR calculated 5.622% exceeds APR threshold of 4.670%. Over by +0.952%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
69761691	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,789.63	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,357.07	4.750%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	666	674	27.896%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 9/xx/2022, the subject mortgage was originated on xx.

The chain of assignment is with MERS as nominee for xx

No active judgments or liens have been found against the borrower.
Annual combined taxes of 2021 have been paid on 11/xx/2021 in the amount of $xx.
According to the payment history as of 9/xx/2022, the borrower is current with the loan. The last payment was received on 9/xx/2022 which was applied for the due date of 9/xx/2022 and the next due date for payment is 10/xx/2022. The P&I is in the amount of $xx and PITI is in the amount of $xx. The UPB reflected is in the amount of $xx.	Collections Comments:As per the comment history, the current status of the loan is performing.
According to the payment history as of 9/xx/2022, the borrower is current with the loan. The last payment was received on 9/xx/2022 which was applied for the due date of 9/xx/2022 and the next due date for payment is 10/xx/2022. The P&I is in the amount of $xx and PITI is in the amount of $xx. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
No evidence has been found regarding damage or repairs.
As per the 1003, the borrower is working at xx
The loan was originated on 2/xx/2022. The covid-19 attestation is located at xx.

Update:-
No any additional information found in recent collection comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent xx Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)  xx Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000000000000000110MM000   Tape Value: XXXXXX000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000MM0110000000000000000   Tape Value: 000000XXXXXX   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term xx Comment: Note document reflects stated remaining term as 235. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "The tape shows loan violates general qualified mortgage threshold. Review of in file compliance report shows loan failed QM safe harbor high price threshold test and our CE report also fails QM safe harbor high price threshold. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "TRID tolerance test is incomplete due to initial CD is missing from loan documents."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed GSE (Fannie Mae public guidelines) QM APR test due to APR xx.

Loan failed qualified mortgage APR threshold test due to APR xx
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows loan violates general qualified mortgage threshold. Review of in file compliance report shows loan failed QM safe harbor high price threshold test and our CE report also fails QM safe harbor high price threshold. Subject loan is escrowed."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3) "Settlement services provider list is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 4.856% exceeds APR threshold of 3.900% over by +0.956%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed higher-priced mortgage loan test due to APR calculated 4.885% exceeds APR threshold of 3.900% over by +0.985% HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
66737335	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,923.44	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,102.47	4.750%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	25.000%	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	682	732	46.839%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/xx/2022 shows that the subject mortgage was originated on xx.

There is no chain of assignment as the subject mortgage is with the original lender xx.

No active liens and judgments have been found against borrower and property.

There are no prior year real estate delinquent taxes.
According to the payment history as of 08/xx/2022, the borrower is current with the loan. The last payment was received on 07/xx/2022, which was applied for the due date of 8/xx/2022 and the next due date for payment is 09/xx/2022. The P&I is in the amount of $xx and PITI is in the amount of $xx. The UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 08/xx/2022, the borrower is current with the loan. The last payment was received on 07/xx/2022, which was applied for the due date of 8/xx/2022 and the next due date for payment is 09/xx/2022. The P&I is in the amount of $xx and PITI is in the amount of $xx. The UPB reflected as per the payment history is in the amount of $xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence of damage or repairs has been found.
No evidence has been found regarding COVID-19.
The covid-19 attestation is available in the loan file located at xx.
1003 not reflects employment details.

Update:
No any additional information found in recent collection comments.
The collection comment history is incomplete. The collection comments are available from 12/xx/2022 to 07/xx/2024. We are missing the latest 24 months of collection comments for review. The collection comments are missing from 08/xx/2022 to 11/xx/2022.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing Dicsloures Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower DTI Ratio Percent xx Comment: updated as per review. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate) xx  Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000MMMM01   Tape Value: 000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 10MMMM000000000000000000   Tape Value: 000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term xx Comment: updated as per review. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated 05/xx/2021 does not reflect Points - Loan Discount fee. However, final CD dated 07/xx/2021 reflects Points - Loan Discount fee at $xx. This is an increase in fee of $xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated 05/xx/2021 reflects appraisal fee at $450.00. However, final CD dated 07/xx/2021 reflects appraisal fee at $525.00. This is an increase in fee of $75.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows GOV VA Fixed Rate & Loan notes VA no TNB. No further details available."
* MI, FHA or MIC missing and required (Lvl 3)     "VA Guaranty certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement services provider list is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated business disclosure is missing from the loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed higher-priced mortgage loan test due to xx HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.839% as the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by xx"		Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
42491829	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,055.30	5.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	773	Not Applicable	45.995%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 9/xx/2022, the subject mortgage was originated on xx.

The chain of assignments has been completed. Currently, the mortgage is with xx.

No active judgments or liens have been found.
The taxes information is not mentioned.
According to the payment history as of 10/xx/2022, the borrower is current with the loan and the next due date for the regular payment was 11/xx/2022. The last payment was received on 10/xx/2022 in the amount of $xx which was applied for 10/xx/2022. The monthly P&I is in the amount of $xx with an interest rate of 5.875%. The current UPB is reflected in the amount of $xx.	Collections Comments:The loan is currently performing and the next due date for the regular payment was 11/xx/2022. The last payment was received on 10/xx/2022 in the amount of $xx which was applied for 10/xx/2022. The borrower xx. Unable to determine the condition and occupancy of the subject property.
The covid attestation is located at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: 000000000000000000MMMMMM   Tape Value: XXXXXXX00000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMMM000000000000000000   Tape Value: 00000XXXXXXX   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term xx Comment: Stated remaining term is 355. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged xx

The below fees were included in the test:
Fraud Review Fee paid by Borrower: $165.00
Points - Loan Discount Fee paid by Borrower: $xx
Underwriting Fee paid by Borrower: $xx"
* ComplianceEase Exceptions Test Failed (Lvl 3)     "This loan failed the xx license validation test the xx HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the interest rate test due to the loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "TRID tolerance test is incomplete due to initial CD is missing from loan documents."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $xx. Exceeds fees threshold of $xx. Over by +$831.97.
The below fees were included in the test:
Fraud Review Fee paid by Borrower: $165.00
Points - Loan Discount Fee paid by Borrower: $xx
Underwriting Fee paid by Borrower: $xx

Loan failed the GSE (Fannie Mae public guidelines) QM APR test due to APR xx
* Loan does not conform to program guidelines (Lvl 3)     "Subject loan is conventional purchase. According to the tape, the loan has a fixed term of 30 years, and xx no longer buys loans."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement services provider list is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "The affiliated business disclosure is missing from the loan documents."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 6.205%. Exceeds APR threshold of 5.110%. Over by +1.095%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

Loan failed qualified mortgage APR threshold test due to APR calculated 6.205%. Exceeds APR threshold of xx. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed higher-priced mortgage loan test due to APR calculated xxOver by +1.163%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.995% as the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by xx"		Moderate	Pass	Pass	Pass	Not Covered	Fail	Fail	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
90426118	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$4,035.94	$7,338.12	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,951.02	7.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	633	Not Applicable	34.367%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 09/xx/2022, the subject mortgage was originated on xx.

There is no chain of assignment as the subject mortgage is with the original lender.

There are two certificates of judgment against the borrower in favor of xx in the total amount of $xx which was recorded on 07/xx/2015.

2nd installment combined taxes of 2021 were delinquent in the amount of $xx which were good through until 9/xx/2022.	According to the payment history as of 10/xx/2022, the borrower is current with the loan. The last payment was received on 09/xx/2022 which was applied to 09/xx/2022. The next due date for payment is 10/xx/2022. The borrower pays the P&I in the amount of $xx and PITI in the amount of $xx. The current UPB reflected is in the amount of $xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 10/xx/2022, the borrower is current with the loan. The next due date for payment is 10/xx/2022. The current UPB reflected is in the amount of $xx. No evidences have been found regarding the borrower’s income impacted by the covid-19 pandemic. The subject property condition is unable to be determined. As per the final loan application, the borrower is working at xx. The covid-19 attestation document is located at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing DU/GUS/AUS Missing or error on the Rate Lock Transmittal (1008)	Field: Borrower DTI Ratio Percent xx Comment: This loan has a qualified mortgage DTI of 34.299%, the borrower's income was $xx and total expenses are in the amount of $xx. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate) xx  Comment: Total subject property PITIAxx. Total verified monthly income equals $xx. Housing Ratio equals 27.114%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000000000000000000MMMM   Tape Value: XXXXXXXXX000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMM00000000000000000000   Tape Value: 000XXXXXXXXX   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term xx Comment: The Note reflects the Stated Remaining Term as 357. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "This loan failed the qualified mortgage APR threshold test due to APR calculated 7.430% exceeds APR threshold of 6.010% over by +1.420%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the TILA right of rescission test due to the funding date is before the third business day following consummation. The consumer may exercise the right to rescind until midnight of the third business day following consummation."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 01/xx/2022 does not reflect Points - Loan Discount fee. However, CD dated 04/xx/2022 reflects Points - Loan Discount fee xx charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 01/xx/2022 does not reflect Transfer Taxes. However, final CD dated 04/xx/2022 reflects Transfer Taxes at $0.50. This is an increase in fee of $0.50 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM APR test due to APR calculated 7.430% exceeds APR threshold of 6.010% over by +1.420%.

The below fees were included in the test:

Fraud Review Fee paid by Borrower: $165.00.
Points - Loan Discount Fee paid by Borrower: $xx.
Underwriting Fee paid by Borrower: $xx."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows xx no longer purchasing loans."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS report is missing from the loan documents"
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement services provider list is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "The affiliated business disclosure is missing from the loan documents."
* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents. Available copy of 1008 has different P&I than note."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 7.430% exceeds APR threshold of 5.260% over by +2.170%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed Higher-Priced Mortgage Loan Test due to APR xx. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Moderate	Pass	Fail	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
52492035	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,053.37	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,459.36	3.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	760	762	39.249%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/xx/2022 reflects that the subject mortgage was originated on xx.
No chain of assignment has been found. Currently, the mortgage assignment is with MERS as nominee for xx which was recorded on 12/xx/2021.
No active liens and judgments have been found against the borrower and the property.
No prior year’s delinquent taxes have been found.
According to a review of the payment history as of 8/xx/2022, the loan is currently performing and the next due date for the regular payment is 9/xx/2022. The last payment was received on 8/xx/2022 total in the amount of PITI $xx which includes P&I $xx with the rate of interest 3.625%, which was applied for the due date of 8/xx/2022. The UPB reflected in the latest payment history is in the amount of $xx.	Collections Comments:According to the review of the servicing comments, the current status of loan is performing. The next due date for the regular payment is 9/xx/2022. The UPB reflected in the latest payment history is in the amount of $xx.
No comments have been found regarding reason for default.
The borrower Jarvis Ferquson has been working at xx
Covid-19 attestation is located at xx
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing or error on the Rate Lock Missing Required Disclosures	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: 000000000000000000MMMM00   Tape Value: XXXXX0000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 00MMMM000000000000000000   Tape Value: 0000000XXXXX   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term xx Comment: Stated remaining term reflects 353. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Loan failed the state regulations prohibited fees first lien test due to the below fees were included in the test:
Fraud Review Fee paid by Borrower: $165.00
Points - Loan Discount Fee paid by Borrower: $502.00
Underwriting Fee paid by Borrower: $995.00"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 11/xx/2021 reflects Appraisal fee $400.00. However, CD dated 12/xx/2021 reflects Appraisal fee at $475.00 This is an increase in fee of $75.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 11/xx/2021 does not reflect Appraisal Re-Inspection fee. However, CD dated 12/xx/2021 reflects Appraisal Re-Inspection fee at $100.00 This is an increase in fee of $100.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows Bridge loan attached though now extinguished. Bridge loan of xx was used to satisfy cash to close; however, as the tape suggests the loan is paid off and updated title report reflects only subject mortgage active."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement services provider list is missing from the loan documents."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated business disclosure is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
50955791	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$11,376.94	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,349.63	3.750%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	679	734	45.044%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 09/xx/2022, the subject mortgage was originated on xx.

The chain of assignment has been completed. Currently, the assignment is with xx

No active judgments or liens have been found.

Annual combined, school and other taxes of 2021 have been paid in the total amount of $xx.

Annual school taxes of 2022 have been due in the amount of $xx.

No prior year delinquent taxes have been found.	According to payment history as of 8/xx/2022, the borrower is current with the loan and the next due date for payment is 8/xx/2022. The last payment was received on 7/xx/2022 in the amount of $xx which was applied for due date 7/xx/2022. The current P&I is in the amount of $xx and current PITI is in the amount of $xx with an interest rate of 3.750%. The current UPB reflected as per the last payment received date is in the amount of $xx. However, as payment history seller's tape data the current UPB is $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of 8/xx/2022, the borrower is current with the loan and the next due date for payment is 8/xx/2022. The current UPB reflected as per the last payment received date is in the amount of $xx. However, as payment history seller's tape data the current UPB is $xx.
The loan has not been modified since origination.
As per comment dated 10/xx/2020, the subject property is vacant.
As per comment dated 10/xx/2020, the reason for default is unemployment.
No foreclosure activity has been found.
No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Late Charge Amount xx Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000000000000000000MMMM0   Tape Value: 00000000000N   Variance:    Variance %:    Comment: PH string is 0000000000000000MMMMMMMM.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 0MMMM0000000000000000000   Tape Value: N00000000000   Variance:    Variance %:    Comment: PH reversed string is MMMMMMMM0000000000000000.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term xx Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan failed compliance ease delivery and timing test for initial closing disclosure dated 10/xx/2019. Document tracker is missing and 3 business days were added to get receipt date 10/xx/2019 which is after the consummation date 10/xx/2019."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "The affiliated business disclosure is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 45.044%. Seller tape shows borrower was not employed at closing. Further details not provided. Unable to rely on documents in file and unable to calculate ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.044% as the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
93854431	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,050.73	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,092.55	4.625%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	694	703	37.233%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated 9/xx/2022 shows that the subject mortgage was originated on xx.

The chain of assignment is complete. The last assignment is with original lender xx

No active judgments or liens have been found.

Annual personal taxes of 2021 are due for 10/xx/2022 in the amount of $296.49.

No delinquent taxes have been found for the prior year.
Review of payment history as of 9/xx/2022 shows that the borrower is current with the loan. The next due date is 10/xx/2022. The last payment was received on 9/xx/2022 in the amount of $xx with interest rate 4.625% which was applied for the due date 9/xx/2022. The current UPB as of the date is $xx.	Collections Comments:The current status of the loan is performing.
Review of payment history as of 9/xx/2022 shows that the borrower is current with the loan. The next due date is 10/xx/2022. The last payment was received on 9/xx/2022 in the amount of $xx with interest rate 4.625% which was applied for the due date 9/xx/2022. The current UPB as of the date is $xx.
No bankruptcy & foreclosure evidence has been found.
The loan was originated on 6/xx/2022. Covid-19 attestation is available in the loan file located at xx
The borrower is working at xx
Unable to confirm the current condition & occupancy status of the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Loan Program Info Disclosure Missing Dicsloures Missing or error on the Rate Lock	Field: ARM Index Type Loan Value: 30-day Average SOFR Tape Value: Secured Overnight Financing Rate (SOFR) |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: ARM Lifetime Cap Rate  xx Comment: NA   Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent xx  Comment: NA   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)  xx Comment: NA   Tape Source: Initial   Tape Type:
Field: Max Rate At First Adjustment xx Comment: NA   Tape Source: Initial   Tape Type:
Field: Min Rate At First Adjustment xx Comment: NA   Tape Source: Initial   Tape Type:
Field: Next Rate Change Date   Loan Value: 7/xx/2027   Tape Value: 1/xx/2028   Variance: -184 (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000010000000000001MMMMMM   Tape Value: XXXXXXXXXXX0   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMMM100000000000010000   Tape Value: 0XXXXXXXXXXX   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 360 Tape Value: 30 Variance: 330 Variance %: 1100.00000% Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Tape shows loan failed QM Price based limit test due to loan rate of xx. Our CE report also fails QM safe harbor high price threshold. Subject loan is non-escrowed."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed qualified mortgage safe harbor threshold test due to APR calculated xx HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is non-escrowed."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 05/xx/2022 reflects Points - Loan Discount fee at xx charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated 05/xx/2022 reflects the sum of Section C fees and Recording fee at $808.00. However, CD dated 06/xx/2022 reflects the sum of Section C and Recording fee at xx for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents.

Loan failed qualified mortgage APR threshold test due to xx
* Loan program disclosure missing or unexecuted (Lvl 3)     "Loan program disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement services provider list is missing from the loan documents."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliate business disclosure is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
55763575	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$317.62	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,020.12	9.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	699	716	36.968%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 09/xx/2022 shows that the subject mortgage was originated on xx

There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee for xx

No active liens and judgments have been found against the borrower and property.

There are no prior year real estate delinquent taxes.
According to the payment history as of 08/xx/2022, the borrower is current with the loan. The last payment was received on 08/xx/2022, which was applied for the due date of 8/xx/2022 and the next due date for payment is 09/xx/2022. The P&I is in the amount of $xx and PITI is in the amount of $xx. The UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 08/xx/2022, the borrower is current with the loan. The last payment was received on 08/xx/2022, which was applied for the due date of 8/xx/2022 and the next due date for payment is 09/xx/2022. The P&I is in the amount of $xx and PITI is in the amount of $xx. The UPB reflected as per the payment history is in the amount of $xx.
The covid-19 attestation is located at xx
As per the 1003, the borrower is working at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing Initial Closing Disclosure Missing or error on the Rate Lock Missing Required Disclosures	Field: Borrower DTI Ratio Percent xx Comment: updated as per review. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate) xx Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000000000000000000MMMMM   Tape Value: XXXXXXXXXX00   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMM0000000000000000000   Tape Value: 00XXXXXXXXXX   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term xx Comment: updated as per review. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to fees charged: xx
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $xx
Rate Lock Extention Fee paid by Borrower: $155.00
Underwriting Fee paid by Borrower: $xx

Loan failed Qualified Mortgage APR threshold test due to APR xx
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "ComplianceEase TRID tolerance test is incomplete due to initial closing disclosure is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged: $xx fees threshold: $xx over by +$969.30.
The below fees were included in the test:
Fraud Review Fee paid by Borrower: $165.00
Points - Loan Discount Fee paid by Borrower: $xx
Rate Lock Extention Fee paid by Borrower: $155.00
Underwriting Fee paid by Borrower: $xx

Loan failed Qualified Mortgage APR Threshold test due to APR xx
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows xx is no longer purchasing loans. Further details not provided."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement service provider list is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "The affiliated business disclosure is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR XX. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed Higher-Priced Mortgage Loan test due to APR XX HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
98291769	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,898.69	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$979.95	5.375%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	642	626	32.812%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 9/xx/2022, the subject mortgage was originated on xx.

The chain of assignment is with MERS as nominee for xx

1st installment town taxes of 2022 have been paid on 9/xx/2022 in the amount of $xx.
According to the payment history as of 8/xx/2022, the borrower is current with the loan. The last payment was received on 8/xx/2022 which was applied for the due date of 8/xx/2022 and the next due date for payment is 9/xx/2022. The P&I is in the amount of $979.95 and PITI is in the amount of $xx. The UPB reflected is in the amount of $xx.	Collections Comments:As per the comment history, the current status of the loan is performing.
According to the payment history as of 8/xx/2022, the borrower is current with the loan. The last payment was received on 8/xx/2022 which was applied for the due date of 8/xx/2022 and the next due date for payment is 9/xx/2022. The P&I is in the amount of $979.95 and PITI is in the amount of $xx. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
No evidence has been found regarding damage or repairs.
As per the 1003, the borrower is working at xx
The loan was originated on 12/xx/2020. The covid attestation is located at xx

Update:
No any additional information found in recent collection comments.
The collection comment history is incomplete. The collection comments are available from 12/xx/2022 to 07/xx/2024. We are missing the latest 24 months of collection comments for review. The collection comments are missing from 08/xx/2022 to 11/xx/2022.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing Initial Closing Disclosure Missing or error on the Rate Lock Missing Required Disclosures	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: 0000000000000000000MMMM0   Tape Value: 000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 0MMMM0000000000000000000   Tape Value: 000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term xx Comment: Stated remaining term reflects 341. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete due to Initial CD is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows loan is fully curtailed. No further details found."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement services provider list is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "The affiliated business disclosure is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor Test threshold test due to APR calculated 5.458% Exceeds APR threshold of 4.260% Over By +1.198%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed Higher-Priced Mortgage Loan Test due to APR calculated 5.458% Exceeds APR threshold of 4.260% Over By +1.198%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
9500898	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,743.72	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,191.00	3.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	663	808	48.770%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 9/xx/2022 shows that the subject mortgage was originated xx.
The chain of the assignment has been completed as the subject mortgage is with xx
No active judgments or liens have been found.
Taxes of 2021 have been paid in the amount of $xx.	According to the payment history as of 8/xx/2022 the borrower is current with the loan the last payment was received on 8/xx/2022 which was applied for 8/xx/2022 and the next due date for the payment is 9/xx/2022. The P&I is in the amount of $xx and PITI is in the amount of $xx. The UPB reflected is in the amount of $xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing. According to the payment history as of 8/xx/2022 the borrower is current with the loan the last payment was received on 8/xx/2022 which was applied for 8/xx/2022 and the next due date for the payment is 9/xx/2022. The P&I is in the amount of $xx and PITI is in the amount of $xx. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
No comments have been found regarding bankruptcy in the latest servicing comments.
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
The borrower is working at xx
The covid-19 attestation has been found located at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent xx Comment: As per tape data, Post close DTI is 45.430%. However final application documents reflects as 48.770. Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: 000000000000000000MMMM00   Tape Value: XX0000000000   Variance:    Variance %:    Comment: 0000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 00MMMM000000000000000000   Tape Value: 0000000000XX   Variance:    Variance %:    Comment: 0000000000.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term xx Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.770 % as the borrower’s income is $xx and total expenses are in the amount of $5159.63 and the loan was underwritten by xx and its recommendation is “Refer with caution” with a DTI of 44.77%."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test and Consummation or Reimbursement Date Validation Test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated 8/xx/2021 reflects the sum of Section C fees and Recording fee at xx. This is a cumulative increase of +$887.90 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows loan is ineligible to sell to FNMA and the loan is being held back for refinance. DU report in file shows recommendation as ""Refer with Caution" due to 12 month VOA report evaluating borrower's rent payment history was not documented."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement services provider list is missing from the loan documents."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "The affiliated business disclosure is missing from the loan documents."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed Higher-Priced Mortgage Loan Test due to APR calculated xx. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Moderate	Pass	Pass	Pass	Pass	No Result	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
5099852	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,306.27	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$419.67	5.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	732	Not Applicable	2.277%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 09/xx/2022, the subject mortgage was originated on xx.

There is no chain of assignment. Currently, the subject loan is with original lender xx

No active judgments or liens have been found.

Annual combined taxes of 2021 have been paid in the amount of $xx on 11/xx/2021.

No prior year delinquent taxes have been found.
According to payment history as of 8/xx/2022, the borrower is current with the loan and the next due date for payment is 8/xx/2022. The last payment was received on 7/xx/2022 in the amount of $860.30 which was applied for due date 7/xx/2022. The current P&I is in the amount of $419.67 and current PITI is in the amount of $860.30 with an interest rate of 5.250%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of 8/xx/2022, the borrower is current with the loan and the next due date for payment is 8/xx/2022. The last payment was received on 7/xx/2022 in the amount of $860.30 which was applied for due date 7/xx/2022. The current P&I is in the amount of $419.67 and current PITI is in the amount of $860.30 with an interest rate of 5.250%. The current UPB reflected as per the payment history is in the amount of $xx.

As per comment dated 03/xx/2021, the borrower's income is impacted by covid-19. The servicer provided FB plans which ran and were extended several times from 11/xx/2020 to 04/xx/2021.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure	Field: Borrower DTI Ratio Percentxx Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)  xx  Comment: NA   Tape Source: Initial   Tape Type:
Field: Late Charge Amount   Loan Value: Not Applicable   Tape Value: $20.98   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: 12/xx/2019   Tape Value: 3/xx/2020   Variance: -78 (Days)   Variance %:    Comment: Note reflects original note doc date as 12/xx/2019.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000MMMMMM   Tape Value: 00000000000N   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMMM000000000000000000   Tape Value: N00000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Remaining Term xx Comment: Note reflects stated remaining term as 330. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved as NOO but may be PP as BWR does not have a primary residence."	* Loan does not conform to program guidelines (Lvl 3) "Subject is NOO. Seller tape shows borrower does not have primary residence and excluding the rental income of xx.
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated business disclosure is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved as NOO but may be OO as BWR does not have primary residence. Tape shows DTI may be 67% as unable to include rental income.

																																																																																								Downgraded to LVL 2 because occupancy is investment and ATR Exempt."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
20638133	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	$0.00	$6,693.74	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,292.29	5.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	702	Not Applicable	22.698%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 09/xx/2022, the subject mortgage was originated on xx.

There is no chain of assignment. Currently, the subject loan is with original lender xx

There is an active UCC mortgage which was recorded prior to the subject mortgage. The prior UCC mortgage was recorded on 07/xx/2021 with xx However, the amount of lien is not mentioned in the supportive document.

Annual county and utilities taxes of 2022 have been due in the total amount of $xx.

No prior year delinquent taxes have been found.
According to payment history as of 9/xx/2022, the borrower is current with the loan and the next due date for payment is 10/xx/2022. The last payment was received on 9/xx/2022 in the amount of $xx which was applied for due date 9/xx/2022. The current P&I is in the amount of $xx and current PITI is in the amount of $xx with an interest rate of 5.500%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The current status of the loan is performing.

According to payment history as of 9/xx/2022, the borrower is current with the loan and the next due date for payment is 10/xx/2022. The last payment was received on 9/xx/2022 in the amount of $xx which was applied for due date 9/xx/2022. The current P&I is in the amount of $xx and current PITI is in the amount of $xx with an interest rate of 5.500%. The current UPB reflected as per the payment history is in the amount of $xx.

As per initial application, the borrower xx.

The latest property inspection report is not available in the loan file to determine current property condition.

Covid-19 attestation is available in the loan file located at xx

The loan has not been modified since origination.

No foreclosure activity has been found.

No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing Dicsloures Missing Initial Closing Disclosure Missing Initial LE Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent xx Comment: As per calculation DTI is 22.698%. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Secondary   Tape Value: Primary   Variance:    Variance %:    Comment: As per application the occupancy is secondary.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000000000000000001MMMMM   Tape Value: XXXXXXXX0000   Variance:    Variance %:    Comment: PH string is 0000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMM1000000000000000000   Tape Value: 0000XXXXXXXX   Variance:    Variance %:    Comment: PH reversed string is 0000.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term  xx Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Detached/Attached Loan Value: Detached Tape Value: Attached Variance: Variance %: Comment: As per appraisal report property is detached. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged xx
The below fees were included in the test:
Fraud review fee paid by borrower: $165.00
Points - loan discount fee paid by borrower: $xx
Underwriting fee paid by borrower: $xx"
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "TRID tolerance test is incomplete due to initial LE and initial CD are missing from loan documents."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan Fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $xx fees threshold $xx over By +$xx.
The below fees were included in the test:
Fraud review fee paid by borrower: $165.00
Points - loan discount fee paid by borrower: $xx
Underwriting fee paid by borrower: $xx"
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows xx no longer purchasing loans. Further details not provided."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 3)     "Initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement services provider list is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "The affiliated business disclosure is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed qualified mortgage safe harbor threshold test due to APR calculated threshold of xx. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed MD COMAR higher-priced mortgage loan test due to APR calculated 5.948% exceeds APR threshold xx HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Elevated	Not Covered	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
26832970	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,556.22	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$601.99	3.625%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	643	Not Applicable	41.701%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 9/xx/2022, the subject mortgage was originated on xx.
There is no chain of assignment as the subject mortgage is with original lender xx
No active liens and judgments have been found.
Combined annual taxes of 2021 have been paid in the amount of $3127.41 on 12/xx/2021.
The subject mortgage was signed by xx As per the name affidavit located at xx.
According to the payment history as of 9/xx/2022, the borrower is current with the loan. The last payment was received on 9/xx/2022. The last payment applied date was 10/xx/2022 and the next due date for payment is 11/xx/2022. The P&I is in the amount of $601.99. The UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The loan is performing. According to the payment history as of 9/xx/2022, the borrower is current with the loan. The last payment was received on 9/xx/2022. The last payment applied date was 10/xx/2022 and the next due date for payment is 11/xx/2022. The P&I is in the amount of $601.99. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unable to be determined.
The covid-19 attestation is available in loan file located at xx
As per the final 1003 the borrower is xx
No comments have been found for foreclosure and bankruptcy.
The subject property is owner occupied. No comments have been found for damage or repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 41.701% Tape Value: 39.638% |---| 2.063% |----| 2.06300% Comment: Borrower income : $5.893.33 Monthly xx Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Mortgage insurance is not required.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)  xx Comment: Housing per ratio is 17.368%.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 7/xx/2024   Tape Value: 9/xx/2022   Variance: 680 (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Property Address Street  xx Tape Source: Initial   Tape Type:
Field: Stated Maturity Date xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "This loan has failed TILA Foreclosure rescission finance charge disclosed on Final CD as xx for an under disclosed amount of -$85.74. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing."
* LE/CD Issue date test Fail (Lvl 3)     "Initial closing disclosure delivery date test failed due to initial closing disclosure delivery date 2/xx/2021 is less than the sixth business day before consummation date 2/xx/2021."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows loan has LP report with recommendation of Approve Caution without manual underwrite/approval. No further details available."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock provided expired on 2/xx/2021 and the loan closed on 2/xx/2021. No lock extension found."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
63685662	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,086.72	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,392.25	2.625%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Streamline Refinance	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	650	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 9/xx/2022, the subject mortgage was originated on xx
No active judgments or liens have been found.
1st installment of county taxes of 2022 has been paid in the amount of $1037.18 on 8/xx/2022.
2nd, 3rd and 4th installments of county taxes of 2022 are due in the amount of $xx.
As per payment history dated 9/xx/2022, the loan is performing and next due date is 10/xx/2022. The last payment was received on 9/xx/2022 in the amount of $2047.65. Current P&I is $1392.25 with an interest rate of 2.625%. The unpaid principal balance is reflected in the amount of $xx.	Collections Comments:The loan is currently in performing stage.
As per payment history dated 9/xx/2022, the loan is performing and next due date is 10/xx/2022. The last payment was received on 9/xx/2022 in the amount of $2047.65. Current P&I is $1392.25 with an interest rate of 2.625%. The unpaid principal balance is reflected in the amount of $xx.
The borrower's employment details are not available.
Covid-19 attestation is available in loan file located at xx
No evidence of post-closing BK has been found.
No evidence of post-closing Foreclosure has been found.

Update: No any additional information found in recent collection comments.
The collection comment history is incomplete. The collection comments are available from 01/xx/2023 to 07/xx/2024. We are missing the latest 24 months of collection comments for review. The collection comments are missing from 08/xx/2022 to 12/xx/2023.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing or error on the Rate Lock Mortgage Insurance Right of Rescission	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $0.00 |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 6/xx/2024   Tape Value: 9/xx/2022   Variance: 652 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent  xx Comment: Collateral value used for underwriting: $xx. Amount of secondary lien(s):$0. Loan amount: $xx. CLTV = 97.842%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) xx Comment: Collateral value used for underwriting: $xx. Loan amount: $xx. LTV = 97.842%.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date xx Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Subject loan is FHA streamline refinance. Tape shows loan is uninsurable due to escrow rollover included with new loan calculation and miscalculation of maximum mortgage amount."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "The affiliated business disclosure is missing from the loan documents."
																																																																																							* Right of Rescission missing or unexecuted (Lvl 3) "Right of rescission is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
24161601	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	$6,885.05	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$10,602.31	5.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	Yes	756	742	26.722%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 9/xx/2022, the subject mortgage was originated on xx.
The mortgage is with original lender MERS as nominee for xx
No active judgments or liens have been found.
Annual county taxes of 2021 have been paid in the amount of $6609.65. No prior year delinquent taxes have been found.
As per the payment history, the borrower has been current with the loan and the next payment is due for 10/xx/2022. The last payment was received on 9/xx/2022 in the amount of $10602.31 which was applied for 9/xx/2022. The UPB is $1,915,585.74. The current P&I is $xx & PITI is $11955.53.	Collections Comments:The loan is currently performing. As per the payment history, the borrower has been current with the loan and the next payment is due for 10/xx/2022. The last payment was received on 9/xx/2022 in the amount of $10602.31 which was applied for 9/xx/2022. The UPB is $1,915,585.74. The current P&I is $xx & PITI is $11955.53.
No records for foreclosure and bankruptcy have been found.
The borrower xx has been working at xx
The covid-19 attestation is available located at xx
No damages were reported.

Update: No any additional information found in recent collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Missing or error on the Rate Lock	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $0.00 |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 6/xx/2024   Tape Value: 9/xx/2022   Variance: 641 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Full Documentation   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Property County   Loan Value: Plnellas   Tape Value: Pinellas   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date xx Variance %: Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject approved at 26.722%. Tape shows BWR approved based on declining income but did not provide CPA letter to support income. Unable to calc ATR."	* Application Missing (Lvl 3) "Final application is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock provided expired on 06/xx/2022 and the loan was closed on 06/xx/2022. No lock extension has been found."			Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
4298438	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$684.95	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$884.67	4.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	18.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	732	701	41.135%	First	Final policy	Not Applicable	$8,000.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 09/xx/2022, the subject mortgage was originated on xx.

There is no chain of assignment as the subject mortgage is with the original lender.

There is an active mortgage that originated on 03/xx/2022 with lender xx in the amount of $xx which was recorded on 03/xx/2022.

Combined annual installment taxes for 2022 have been paid in the amount of $684.95 on 05/xx/2022. No prior year’s delinquent taxes have been found.	According to the payment history as of 09/xx/2022, the borrower is current with the loan. The last payment was received on 09/xx/2022 which was applied to 10/xx/2022. The next due date for payment is 11/xx/2022. The borrower pays the P&I in the amount of $884.67 and PITI in the amount of $xx. The current UPB reflected is in the amount of $xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of 09/xx/2022, the borrower is current with the loan. The next due date for payment is 11/xx/2022. The current UPB reflected is in the amount of $xx. No comments have been found regarding the borrower’s income was impacted by the covid-19 pandemic. No comments have been found regarding the subject property condition. The covid-19 attestation is available at xx
At the time of origination, the borrower xx

Update:
No any additional information found in recent collection comments.
The collection comments are available from 08/xx/2022 to 09/xx/2022 and 01/xx/2023 to 07/xx/2024. The collection comments are missing from 10/xx/2022 to 12/xx/2022.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $0.00 |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: N.A   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 6/xx/2024   Tape Value: 10/xx/2022   Variance: 621 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose Per Application   Loan Value: Refinance   Tape Value: Purchase   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 4/xx/2052 Tape Value: 6/xx/2052 Variance: -61 (Days) Variance %: Comment: Note document reflects stated maturity date is 4/xx/2052. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report in loan file is subject to repairs Appraisal shows potential water damage on side of house and cracks in driveway, patio. Comps appear far superior. Final CD does not reflect any escrow holdback. However, 1004D Update/Completion report is missing from the loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows note rate does not match with the reservation. A modification note was executed within the time frame that the HFA provided. Further details not available."	* LTV / CLTV > 100% (Lvl 2) "Collateral value used for underwriting: xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
78492288	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,067.84	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$935.65	5.500%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	656	Not Applicable	54.227%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 09/xx/2022, the subject mortgage was originated on xx.

The chain of mortgage assignment has been completed. Currently, the mortgage assignment is with xx

No active judgments or liens have been found against the subject property and borrower.

Annual combined taxes for the year 2021 have been paid off in the amount of $xx on 10/xx/2021.

No delinquent taxes have been found.
According to the payment history as of 9/xx/2022, the borrower is currently performing with the loan. Last payment was received on 9/xx/2022 which was applied to 9/xx/2022. The next due date for payment is 10/xx/2022. The P&I is in the amount $935.65 with an interest rate of 5.500%. The current UPB reflected is in the amount of $xx.	Collections Comments:As per the review of collection comments, the current status of the loan in performing.
According to the payment history as of 9/xx/2022, the borrower is currently performing with the loan. The next due date for payment is 10/xx/2022. The current UPB reflected is in the amount of $xx.
No comments have been found regarding borrower impacted by covid-19 pandemic.
The borrower xx has been working at xx
The subject property is owner occupied and is in average condition.
No evidence has been found regarding bankruptcy.

No evidence has been found regarding foreclosure.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Missing or error on the Rate Lock Mortgage Insurance Right of Rescission	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $0.00 |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 6/xx/2024   Tape Value: 9/xx/2022   Variance: 668 (Days)   Variance %:    Comment: Last payment received date is 9/xx/2022.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent xxComment: Original CLTV ratio percent is 86.731%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)  xx Comment: Original standard LTV (OLTV) is 86.731%.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date xx Tape Source: Initial Tape Type:	3: Curable	* Application Missing (Lvl 3) "Final application is missing from the loan documents."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed Initial LE estimate delivery and timing test. Initial LE dated 04/xx/2022 delivered on 05/xx/2022 which is more than 3 business days from initial application date 04/xx/2022."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed Initial LE estimate delivery and timing test. Initial LE dated 04/xx/2022 delivered on 05/xx/2022 which is more than 3 business days from initial application date 04/xx/2022."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject xx on 5/xx/22. xx"
* MI, FHA or MIC missing and required (Lvl 3)     "MI certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "Affiliated business disclosure is missing from the loan documents."
																																																																																							* Right of Rescission missing or unexecuted (Lvl 3) "Notice of right to rescission is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 54.227% as the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by xx"		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
1510221	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$238.78	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,039.46	5.625%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	700	Not Applicable	51.185%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 09/xx/2022, the subject mortgage was originated on xx.

There is no chain of assignment. Currently, the assignment is with original lender xx

No active judgments or liens have been found.

Annual combined taxes of 2021 have been paid in the amount of $266.86 on 12/xx/2022.

Annual combined taxes of 2022 have been due in the amount of $238.78.

No prior year delinquent taxes have been found.	According to the payment history as of 09/xx/2022, the borrower is currently performing and the next due date for regular payment is 10/xx/2022. The last payment was received on 08/xx/2022 in the amount of $xx which was applied for due date 09/xx/2022. The current P&I is in the amount of $xx and current PITI is in the amount of $xx with an interest rate of 5.62500%. The current UPB reflected as per the payment history is in the amount of $xx. The borrower has paid principal amount of $xx on 9/xx/2022.	Collections Comments:The loan is performing.
According to the payment history as of 09/xx/2022, the borrower is currently performing and the next due date for payment is 10/xx/2022. The current UPB reflected as per the payment history is in the amount of $xx.
The borrower has been working at xx
The covid-19 attestation document is available at xx
There is no indication of post-closing bankruptcy or foreclosure proceedings.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Condo/PUD Rider Mortgage Insurance	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $0.00 |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 5/xx/2024   Tape Value: 9/xx/2022   Variance: 635 (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent  xx Comment: Collateral Value used for Underwriting $0.00. Loan Amount: $xx. CLTV = xx Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) xx Comment: Collateral Value used for Underwriting: xx  Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 6/xx/2052 Tape Value: 7/xx/2052 Variance: -30 (Days) Variance %: Comment: Stated maturity date reflects 6/xx/2022. Tape Source: Initial Tape Type:	3: Curable	* MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "The affiliated business disclosure is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 51.19%. BWR quit job and then has employment gap. Further details not provided. Unable to calc ATR."
* Condo / PUD rider Missing (Lvl 2)     "The subject property type is PUD. However, PUD rider is missing from loan files."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed higher-priced mortgage loan test due to xx. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 51.185% as the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by xx"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
53426558	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,028.41	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,361.33	3.250%	360	xx	xx	HELOC	Fixed	Purchase	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	780	737	43.865%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 09/xx/2022, the subject mortgage was originated on xx

There is no chain of assignment. Currently, the subject loan is with original lender xx

There are 2 state tax liens in favor of xx which were recorded on 04/xx/2010 and 08/xx/2016 in the total amount of $xx.

  Annual combined taxes of 2021 have been paid in the amount of $xx on 10/xx/2021.

Annual combined taxes of 2022 have been due in the amount of $xx.	According to payment history as of 9/xx/2022, the borrower is current with the loan and the next due date for payment is 10/xx/2022. The last payment was received on 9/xx/2022 in the amount of $xx which was applied for due date 9/xx/2022. The current P&I is in the amount of $xx and current PITI is in the amount of $xx with an interest rate of 3.250%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing. According to payment history as of 9/xx/2022, the borrower is current with the loan and the next due date for payment is 10/xx/2022. The current UPB reflected as per the payment history is in the amount of $xx. Covid-19 attestation is available in the loan file located at xx
 As per initial application, the borrower xx
No comment pertaining to the damage on the subject property has been observed. The loan has not been modified since origination.
No foreclosure activity has been found. No post close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Credit Application	Field: Borrower DTI Ratio Percent xx Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate) xx  Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 7/xx/2024   Tape Value: 9/xx/2022   Variance: 671 (Days)   Variance %:    Comment: Last payment was received on 9/xx/2022.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Full Documentation   Variance:    Variance %:    Comment: Final application reflects loan documentation type as No documentation.   Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: HELOC   Tape Value: Conventional   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value:xx. Tape Source: Initial Tape Type:	3: Curable	* Application Missing (Lvl 3) "Final application is missing from the loan documents." * Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "PIW is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 43.86%. Tape shows borrower was not employed as disclosed as of the closing date. DTI may be over 65.32%. Unable to rely on docs in file and unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.86% as the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
33643379	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,567.35	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,123.92	5.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Not Applicable	49.971%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 10/xx/2022, the subject mortgage was originated on xx.

The chain of assignment is with xx

No active judgments or liens have been found against the borrower.
Annual combined taxes of 2021 have been paid on 12/xx/2021 in the amount of $xx.
According to the payment history as of 9/xx/2022, the borrower is current with the loan. The last payment was received on 9/xx/2022 which was applied for the due date of 9/xx/2022 and the next due date for payment is 10/xx/2022. The P&I is in the amount of $xx and PITI is in the amount of $xx. The UPB reflected is in the amount of $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/xx/2022, the borrower is current with the loan. The last payment was received on 9/xx/2022 which was applied for the due date of 9/xx/2022 and the next due date for payment is 10/xx/2022. The P&I is in the amount of $xx and PITI is in the amount of $xx. The UPB reflected is in the amount of $xx.
The reason for default is unable to be determined.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
No evidence has been found regarding damage or repairs.
As per the 1003, the borrower has been working at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent xx Comment: Update as per 1008. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent  xx Comment: Update as per 1008.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: 7/xx/2022   Tape Value: 7/xx/2022   Variance: 4 (Days)   Variance %:    Comment: Update as per note.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: 8/xx/2052 Tape Value: 10/xx/2052 Variance: -61 (Days) Variance %: Comment: Update as per note. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.971%, the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by xx"		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
72382961	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,928.46	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$8,219.03	7.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	Unavailable	674	696	37.394%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 10/xx/2022, the subject mortgage was originated on xx.

There is no chain of assignment. Currently, the subject loan is with original lender xx

There is one prior judgment against the borrower in favor of xx which was recorded on 07/xx/2017 in the amount of $xx.

There are 2 prior federal tax liens against the borrower in favor of xx which were recorded on 06/xx/2019 in the total amount of $xx.

1st and 2nd county taxes of 2022 have been due in the total amount of $xx.

2022 real estate taxes have been due in the amount of $xx.

No prior year delinquent taxes have been found.
According to payment history as of 10/xx/2022, the borrower is current with the loan and the next due date for payment is 11/xx/2022. The last payment was received on 10/xx/2022 in the amount of $xx which was applied for due date 10/xx/2022. The current P&I is in the amount of $xx and current PITI is in the amount of $xx with an interest rate of 7.375%. The current UPB reflected as per the payment history is in the amount of $1,187,266.81.	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of 9/xx/2022, the borrower is current with the loan and the next due date for payment is 10/xx/2022. The last payment was received on 9/xx/2022 in the amount of $xx which was applied for due date 9/xx/2022. The current P&I is in the amount of $xx and current PITI is in the amount of $xx with an interest rate of 7.375%. The current UPB reflected as per the payment history is in the amount of $1,188,183.46.

As per final application, the borrower xx

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 2 Tape Value: 4 |---| -2 |----| -50.00000% Comment: Age of loan reflects 2. Tape Source: Initial Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: Alternative   Variance:    Variance %:    Comment: Loan documentation type reflects full documentation.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent  xx Comment: xx. Loan Amount: $xx. CLTV = 88.148%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)  xx  Comment: Collateral Value xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000000000000000MMMMMMM   Tape Value: 000000021000   Variance:    Variance %:    Comment: PH string is 00.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: MMMMMMM00000000000000000 Tape Value: 000120000000 Variance: Variance %: Comment: PH reversed string is 00. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows issue insufficient reserves for first time homebuyer."
* Missing flood cert (Lvl 3)     "Flood insurance certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 7.614% exceeds APR threshold of 6.830% over by +0.784%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

																																																																																								Loan failed Qualified Mortgage APR Threshold Test due to APR calculated 7.614% exceeds APR threshold of 7.580% over by +0.034%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
91612919	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,143.46	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,455.02	7.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	671	Not Applicable	40.674%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 10/xx/2022, the subject mortgage was originated on xx.

There is no chain of assignment. Currently, the subject loan is with original xx

No active judgments or liens have been found.

1st, 2nd and 3rd combined taxes of 2022 have been paid in the total amount of $xx.

4th combined taxes of 2022 have been due in the amount of $539.38.

No prior year delinquent taxes have been found.
According to payment history as of 9/xx/2022, the borrower is current with the loan and the next due date for payment is 10/xx/2022. The last payment was received on 9/xx/2022 in the amount of $xx which was applied for due date 9/xx/2022. The current P&I is in the amount of $xx and current PITI is in the amount of $xx with an interest rate of 7.000%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of 9/xx/2022, the borrower is current with the loan and the next due date for payment is 10/xx/2022. The last payment was received on 9/xx/2022 in the amount of $xx which was applied for due date 9/xx/2022. The current P&I is in the amount of $xx and current PITI is in the amount of $xx with an interest rate of 7.000%. The current UPB reflected as per the payment history is in the amount of $xx.

Covid-19 attestation is available in the loan file located at xx

As per final application, the borrower xx

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 3 Tape Value: 5 |---| -2 |----| xx Comment: Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: Alternative   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000100000000000MMMMM0   Tape Value: 000000122000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 0MMMMM000000000001000000 Tape Value: 000221000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan failed the xx banker or correspondent mortgage banker license prohibited fees test.
The below fees were included in the test:
Attorney Fee Buyer paid by Borrower: $xx
HOA Membership Fee paid by Borrower: $xx
HOA Transfer Fee paid by Borrower: $300.00
Title Closing Protection Letter (CPL) paid by Borrower: $75.00
Title Cover Record paid by Borrower: $90.00
Title Photocopies paid by Borrower: $10.00
Title Transaction Platform Fee paid by Borrower: $25.00"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to decrease in lender credit on closing disclosure dated 5/xx/2022. Initial LE dated xx does not reflect lender credit. This is decrease of $422.00 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees . Exceeds fees xx
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $750.00
Points - Loan Discount Fee paid by Borrower: $xx

Loan failed the GSE (Fannie Mae public guidelines) QM APR test due to APR xx

Loan fails qualified mortgage lending policy points and fees test due to fees charged xx
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $750.00
Points - Loan Discount Fee paid by Borrower: $xx"
* Loan does not conform to program guidelines (Lvl 3)     "Subject loan is conventional purchase with xx The tape shows LTV outside of investors guidelines. No further details are available."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Compliance Testing (Lvl 2) "Loan failed qualified mortgage APR threshold test due to APR xx.
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed qualified mortgage safe harbor threshold test due to APR xx HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed higher-priced mortgage loan test due to APR xx HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
52138276	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,500.74	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,533.34	4.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Error	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 10/xx/2022, the subject mortgage was originated on xx.
The chain of assignment has been completed.
No active liens and judgments have been found.
City 1st installment tax of 2022 has been due in the amount of $1250.37 on 12/xx/2022.
City 2nd installment tax of 2023 has been due in the amount of $1250.37 on 6/xx/2023.
The payment history dated 9/xx/2022 shows that the borrower is current with the loan and the next payment due date is 10/xx/2022. The last payment was received on 9/xx/2022 in the amount of $xx which was applied to the due date of 9/xx/2022. The current UPB is $xx.	Collections Comments:The loan is performing. The payment history dated 9/xx/2022 shows that the borrower is current with the loan and the next payment due date is 10/xx/2022. The last payment was received on 9/xx/2022 in the amount of $xx which was applied to the due date of 9/xx/2022. The current UPB is $xx.
As per the final 1003, the borrower xx
The reason for default is unable to be determined. The subject property is owner-occupied. No comments have been found for damage or repairs.

Update: No any additional information found in recent collection comments.
The collection comment history is incomplete. The collection comments are available from 11/xx/2022 to 07/xx/2024. We are missing the latest 24 months of collection comments for review. The collection comments are missing from 08/xx/2022 to 10/xx/2023.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 5 Tape Value: 6 |---| -1 |----| xx Comment: Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent Loan Value: Unavailable Tape Value: xxVariance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Tape and file shows borrower's self-employed negative income was used to qualify the loan. However, acknowledgment to the defect is located at xx. This loan has a qualified mortgage DTI of 243543.45% as the borrower’s income is $1.00 and total expenses are in the amount of $xx and the loan was underwritten by xx and its recommendation is refer/caution with a DTI of 243543.45%. Unable to calculate ATR."
* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 243543.45% as the borrower’s income is $1.00 and total expenses are in the amount of $xx and the loan was underwritten xx and its recommendation is refer/caution with a DTI of 243543.45%."	* ComplianceEase TILA Test Failed (Lvl 3) "Finance charge disclosed on Final CD as xx Reason for finance charge under disclosure is unknown as the fee itemization is missing.

Loan failed TILA Post-Consummation revised CD finance charge test. Finance charge disclosed on Final CD as xx Reason for finance charge under disclosure is unknown as the fee itemization is missing."
* LE/CD Issue date test Fail (Lvl 3)     "This loan failed the post-consummation cure reimbursement and revised closing disclosure delivery date test due to the post-consummation revised closing disclosure delivery date 08/xx/2022 is more than 60 calendar days after the consummation date 3/xx/2022."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
45346407	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,043.82	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$461.85	4.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	49.739%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated 10/xx/2022, the subject mortgage was originated on xx
There is no chain of assignment as the subject mortgage is with the original lender xx
No active judgments or liens have been found.
Annual combined taxes of 2022 have been due in the amount of $2043.82.
 No prior year’s delinquent taxes have been found.
According to review of payment history as of 10/xx/2022, the borrower is current with the loan and the next payment is due for 10/xx/2022. The last payment was received on 9/xx/2022 in the amount of $736.08 which was applied for 9/xx/2022. The current P&I is in the amount of $461.85 and current PITI is in the amount of $736.08. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The current status of the loan is performing.
According to review of payment history as of 10/xx/2022, the borrower is current with the loan and the next payment is due for 10/xx/2022. The last payment was received on 9/xx/2022 in the amount of $736.08 which was applied for 9/xx/2022. The current P&I is in the amount of $461.85 and current PITI is in the amount of $736.08. The current UPB reflected as per the payment history is in the amount of $xx.No records for foreclosure and bankruptcy have been found. The property is owner occupied.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence of damage or repairs has been found.
No evidence has been found regarding COVID-19.
The borrower xx has been working at xx
The covid-19 attestation is located at xx

Update:
No any additional information found in recent collection comments
The collection comments are available from 12/xx/2022 to 7/xx/2024. The collection comments are missing from 8/xx/2022 to 11/xx/2022.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS	Field: Age of Loan Loan Value: 4 Tape Value: 6 |---| -2 |----| -33.33333% Comment: Note reflect age of loan as 4. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent xx Comment: This loan has a qualified mortgage DTI of 49.739%, the borrower's income was xx.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate) xx Comment: Total subject property PITIA (P&I $ 461.85 + Real Estate Taxes $168.90 + Hazard Insurance $105.33 + Flood Insurance $0.00 + MI $0.00 + HOA Dues $0.00) xx Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan closed at 49.73%. Tape shows SE miscalculation and revised DTI rises to 60% as lender did not use 2 years tax returns as required. Lender defect, unable to calc ATR."
																																																																																						* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.73% as the borrower’s income is $xx and total expenses are in the amount of $xx. AUS report is missing from the loan documents."	* Missing DU/GUS/AUS as required by guidelines (Lvl 3) "AUS report is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
87080837	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,015.54	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,407.18	3.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	16.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	707	Not Applicable	39.436%	First	Final policy	Not Applicable	$25,000.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 10/xx/2022, the subject mortgage was originated onxx
No active judgments or liens have been found against the subject property and borrower.
1st installment county taxes of 2022 / 2023 have been paid off in the amount of xx
2nd installment county taxes of 2022 / 2023 were due on 12/xx/2022 in the amount of xx
No prior year delinquent taxes have been found.
According to review of payment history as of 10/xx/2022, the borrower is current with the loan and the next payment is due for 10/xx/2022. The last payment was received on 9/xx/2022 in the amount of $xx which was applied for 9/xx/2022. The current P&I is in the amount of $xx and current PITI is in the amount of $xx. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The loan is currently performing and the next due date for payment is 10/xx/2022. The last payment was received on 9/xx/2022 in the amount of $xx which was applied for 9/xx/2022. No records for foreclosure and bankruptcy have been found. The property is owner occupied. No repairs and damages have been found. The borrower xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: -21590 Tape Value: 13 |---| -21603 |----| -166176.92307% Comment: N/A. Tape Source: Initial Tape Type:
Field   Loan Value: xx   Tape Value: Other   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field:xx  Tape Value: 20.000%   Variance: -4.000%   Variance %: -4.00000%   Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xx   Tape Value: $xx   Variance: $xx   Variance %: 5.26315%   Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I Loan Value: xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Subject loan is conventional purchase. According to the tape at the time of LQA running, the export didn't reflect the correct CLTV. Due to this Freddie doesn't provide to rerun LQA with the correct data, resulting in a re purchase."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Cash out purchase (Lvl 2) "The subject loan is purchase case. However, final CD dated 9/xx/2021 reflects cash to in the amount of $616.83."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
62022922	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,074.08	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,994.28	4.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	781	Not Applicable	18.807%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 10/xx/2022 shows that the subject mortgage was originated xx
The chain of assignment has been completed. No assignments have been found. Currently, the assignment is with the original lender xx
No active liens and judgments have been found.
1st and 2nd installment taxes of 2023 have been paid in the amount of xx
3rd and 4th installment taxes of 2023 are due in the amountxx.
Annual utility charges of 2022 are due in the amount oxx
There is a code & permit violation due to a failure to certify class in the amount xx	According to the payment history as of 9/xx/2022, the borrower is current with the loan and the last payment was received on 8/xx/2022 which was applied for 8/xx/2022 and the next due date for the payment is 9/xx/2022. The P&I is in the amount of $xx and PITI is in the amount of $xx. The UPB reflected is in the amount of $xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing. According to the payment history as of 9/xx/2022, the borrower is current with the loan and the last payment was received on 8/xx/2022 which was applied for 8/xx/2022 and the next due date for the payment is 9/xx/2022. The P&I is in the amount of $xx and PITI is in the amount of $xx. The UPB reflected is in the amount of $xx.
Collection comments dated 02/xx/2021, borrower's income has been affected due to Covid-19. The servicer provided an FB which ran and were extended several times from 04/xx/2021 to 07/xx/2021.
The reason for default is unable to be determined.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
The borrower is an owner of xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 83 Tape Value: 86 |---| -3 |----| -3.48837% Comment: Age of loan is 83. Tape Source: Initial Tape Type:
																																																																																				Field: Borrower DTI Ratio Percent Loan Value: 18.807% Tape Value: 18.810% Variance: -0.003% Variance %: -0.00300% Comment: As per tape data, Post close DTI is 18.810%. However final application documents reflects as 18.807%. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject loan approved as NOO but tape shows may be OO. Further details not provided. Elevated for client review"	* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."	* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
94943764	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,560.69	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,035.99	4.750%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	Yes	759	785	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 10/xx/2022 reflects that the subject mortgage was originatedxx
No chain of assignment has been found. Currently, the mortgage assignment is with xx
No active liens and judgments have been found against the borrower and the property.
No prior year’s delinquent taxes have been found.
According to a review of the payment history as of 9/xx/2022, the loan is currently performing and the next due date for the regular payment is 10/xx/2022. The last payment was received on 9/xx/2022 total in the amount of PITI $xx which includes P&I $xx with the rate of interest 4.750%, which was applied for the due date of 9/xx/2022. The UPB reflected in the latest payment history is in the amount of $xx.

Collections Comments:According to the review of the servicing comments, the current status of loan is performing. The next due date for the regular payment is 10/xx/2022. The UPB reflected in the latest payment history is in the amount of $xx.
No comments have been found regarding reason for default.
Covid-19 attestation is located at “xx
Employment details are not available in final application.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 5 Tape Value: 7 |---| -2 |----| -28.57142% Comment: Note reflect age of loan as 5. Tape Source: Initial Tape Type:
Field: Property Address Street   Loan Value:    xx:
Field: Purpose of Refinance Per Application Loan Value: Cash Out - Other Tape Value: Change in Rate/Term Variance: Variance %: Comment: Final Application and Final CD reflect Cash Out. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject approved at 50.004%. Tape shows lender omitted the rent loss of REO. As a result, DTI increases to 77.00%. Lender defect, unable to calc ATR."	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $xx exceeds fees threshold of $xx over by +$xx.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: $xx
Points - Loan Discount Fee paid by Borrower: $xx
Underwriting Fee paid by Borrower: $xx

Loan fails qualified mortgage lending policy points and fees test due to fees charged $xx exceeds fees threshold of $xx over by +$xx.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: $xx
Points - Loan Discount Fee paid by Borrower: $xx
Underwriting Fee paid by Borrower: $xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 5.061% exceeds APR threshold of 5.010% over by +0.051%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Elevated	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
71402675	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,010.04	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$848.14	4.125%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	4 Family	xx	xx	Investor	Yes	Yes	No	48.402%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 10/xx/2022, the subject mortgage was originated oxx
There is no chain of assignment. Currently, the assignment is with original lender xx
No active liens and judgments have been found against borrower and property.
There are no prior year real estate delinquent taxes.
According to the payment history as of 9/xx/2022, the borrower is current with the loan. The last payment was received on 08/xx/2022, which was applied for the due date of 8/xx/2022 and the next due date for payment is 09/xx/2022.The P&I is in the amount of $848.14 and PITI is in the amount of $xx. The UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 9/xx/2022, the borrower is current with the loan. The last payment was received on 08/xx/2022, which was applied for the due date of 8/xx/2022 and the next due date for payment is 09/xx/2022.The P&I is in the amount of $848.14 and PITI is in the amount of $xx. The UPB reflected as per the payment history is in the amount of $xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence of damage or repairs has been found.
The covid-19 attestation is located at xx.

Update: No any additional information found in recent collection comments.
The collection comment history is incomplete. The collection comments are available from 02/xx/2023 to 07/xx/2024. We are missing the latest 24 months of collection comments for review. The collection comments are missing from 08/xx/2022 to 01/xx/2023.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 6 Tape Value: 9 |---| -3 |----| -33.33333% Comment: updated as per review. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 48.402%   Tape Value: 48.810%   Variance: -0.408%   Variance %: -0.40800%   Comment: updated as per review.   Tape Source: Initial   Tape Type:
xx
																																																																																				Field: Original Note Doc Date Loan Value: 1/xx/2022 Tape Value: 1/xx/2022 Variance: 1 (Days) Variance %: Comment: updated as per review. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "The subject loan approved at 48.400%. The seller's tape shows an incorrect rental income calculation for the subject property and other investment properties. Once the correct figures are used, the DTI increases to 54.99% and the subject loan is NOO."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
24012377	xx	xx	6/xx/2022 12:00:00 AM	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$11,525.60	6.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	$0.00	$76,172.53	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	723	763	47.971%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the payment history as of 10/xx/2022, the borrower is performing with the loan. The next due date is 12/xx/2022 and the last payment was received on 10/xx/2022 in the amount $xx with the interest rate 6.625%, which was applied for the due date of 11/xx/2022. The UPB reflected in the payment history is $1,793,594.80.	Collections Comments:Not Applicable Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	1: Acceptable	Elevated	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value: Date: Type:Desk Review	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:24
Times 1X30:1
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24 Times 1X30:1 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
																																																																																																																		Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
64854780	xx	xx	6/xx/2022 12:00:00 AM	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$5,115.00	$5,589.42	8.250%	480	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	$41,702.00	Unavailable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	660	Not Applicable	46.198%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the payment history as of 11/xx/2022, the borrower is 1 month delinquent with the loan. The next due date is 10/xx/2022 and the last payment was received on 10/xx/2022 in the amount $xx with the interest rate 8.250%, which was applied for the due date of 09/xx/2022. The UPB reflected in the payment history is $xx.	Collections Comments:Update
As per servicing comment dated 03/xx/2023, the subject property is owner occupied.
The collection comment history is incomplete. The collection comments are available from 11/xx/2022 to 07/xx/2024.We are missing the latest 24 months of collection comments for review. The collection comments are missing from 08/xx/2022 to 10/xx/2022.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	1: Acceptable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable
Verification Type:Not Applicable	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
																																																																																																																		Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
15968651	xx	xx	6/xx/2022 12:00:00 AM	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$770.14	7.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	$0.00	Unavailable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	Yes	Not Applicable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the payment history as of 11/xx/2022, the borrower is performing with the loan. The next due date is 12/xx/2022 and the last payment was received on 11/xx/2022 in the amount $995.53 with the interest rate 7.750% and P&I of $770.14, which was applied for the due date of 11/xx/2022. The UPB reflected in the payment history is $xx.	Collections Comments:Not Applicable Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Field: Debt Service Coverage Ratio (DSCR) Loan Value: 0.75 Tape Value: 1.18 |---| -0.43 |----| -36.44067% Comment: Calculated and taken as per the given values and calculated as per the given values. Tape Source: Initial Tape Type:	1: Acceptable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable
Verification Type:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable
Verification Type:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
																																																																																																																		Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
77105799	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,088.93	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,053.97	6.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	53.917%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 12/xx/2022, the subject mortgage was originated onxx
The chain of assignment is incomplete. Currently, the assignment is with xx
No active judgments or liens have been found.
Combined taxes of 2022 have been paid in the amount xx
School taxes of 2022/2023 have been paid in the amount of xx
No prior year delinquent taxes have been found.	According to the payment history as of 11/xx/2022, the borrower is current with the loan and the next due date is 12/xx/2022. The last payment was received on 11/xx/2022 in the amount of $xx. The P&I is $1053.97 and PITI is $1557.30 with an interest rate of 6.750%. The UPB reflected as per the payment history is $xx.	Collections Comments:The loan is performing.

According to the payment history as of 11/xx/2022, the borrower is current with the loan and the next due date is 12/xx/2022. The last payment was received on 11/xx/2022 in the amount of $xx. The P&I is $1053.97 and PITI is $1557.30 with an interest rate of 6.750%. The UPB reflected as per the payment history is xx

As per the final 1003, the borrower has been an owner ofxx

No information has been found regarding the foreclosure and bankruptcy.
Subject loan was originated on xx However, Covid-19 attestation is missing from the loan file.

Update:
No any additional information found in recent collection comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Initial 1003_Application	Field: Age of Loan Loan Value: 4 Tape Value: 5 |---| -1 |----| -20.00000% Comment: Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 53.917%   Tape Value: 47.388%   Variance: 6.529%   Variance %: 6.52900%   Comment:    Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 40.149%   Tape Value: 24.589%   Variance: 15.560%   Variance %: 15.56000%   Comment:    Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: Alternative   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type) Loan Value: Primary Tape Value: Investor Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject loan was approved as NOO. As per the final closing disclosure, the borrower paid the consumer debt of $91.00. Hence, the loan got recharacterized as OO. Elevated for client review."	* ComplianceEase Exceptions Test Failed (Lvl 3) "The loan failed the Pennsylvania license validation test due to the Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Loan failed Interest Rate Test due to interest charged 6.750% exceeds interest threshold of 4.750% over by +2.000%.
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."
* Final Application Incomplete (Lvl 3)     "The loan documents are missing sections on lender information and mortgage information."
* Loan does not conform to program guidelines (Lvl 3)     "The subject loan was approved at 47.388% as NOO. However, since non-mortgage debt was settled with loan proceeds, this loan was considered as primary. The tape shows a DTI of 5%. Further details not provided."
* Missing Initial 1003_Application (Lvl 3)     "Initial application signed by the loan originator is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "The affiliated business disclosure is missing from the loan documents."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 6.766% exceeds APR threshold of 6.240% over by +0.526%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed higher-priced mortgage loan test due to APR calculated 6.782% exceeds APR threshold of 6.240% over by +0.542%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 53.917% as the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was manual underwritten."		Moderate	Pass	Pass	Pass	Not Covered	Fail	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
79842763	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,141.64	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,773.71	6.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	42.102%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 11/xx/2022 shows that the subject mortgage was originated xx
The chain of assignment is incomplete. Currently, the assignment is withxx
There is a prior mortgage against the subject property which was recorded on xx
No active judgments or liens have been found.
Taxes of 2023 have been paid in the amount of xx	According to the payment history as of 11/xx/2022, the borrower is current with the loan and the last payment was received on 11/xx/2022 which was applied for 11/xx/2022 and the next due date for the payment is 12/xx/2022. The P&I is $xx, the PITI is $xx, and the UPB is $268.063.93.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing. According to the payment history as of 11/xx/2022, the borrower is current with the loan and the next due date for the payment is 12/xx/2022.
Details are not available regarding the foreclosure and bankruptcy.
The borrower has been a founder of xx
The subject property has been occupied by the owner.  Details related to any damage to the subject property are not available.

Update:-
As per the collection comment dated 5/xx/2024, the borrower’s income was impacted by Covid-19.
As per the collection comment dated 7/xx/2023, there was moss on the roof. The cost of repair is not available. No comments have been found regarding repair completion.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 4 Tape Value: 6 |---| -2 |----| -33.33333% Comment: 4. Tape Source: Initial Tape Type:
Field: Loan Documentation Type Loan Value: Full Documentation Tape Value: Alternative Variance: Variance %: Comment: Full Documentation. Tape Source: Initial Tape Type:	3: Curable	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (Fannie Mae public guidelines) QM APR test due to APR calculated 7.192% exceeds APR threshold of 6.990% over by +0.202%.
The below fees were included in the test:
Administration Fee paid by Borrower: $xx.
Mortgage Broker Fee paid by Borrower: $xx."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the appraisal report was not provided to the borrower 3 business days prior to consummation."
* Missing Initial 1003_Application (Lvl 3)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Compliance Testing (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 7.192% exceeds APR threshold of 6.240% over by +0.952%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed Qualified Mortgage APR threshold test due to APR calculated 7.192% exceeds APR threshold of 6.990% over by +0.202%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed Higher-Priced Mortgage Loan Test due to APR calculated 7.218% exceeds APR threshold of 6.240% over by +0.978%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

																																																																																								Loan failed MA 209 CMR 32.35 Higher-Priced Mortgage Loan Test due to APR calculated 7.218% exceeds APR threshold of 6.240% over by +0.978%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
96483784	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$819.27	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$356.36	6.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	32.422%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 12/xx/2022, the subject mortgage was originated xx
The chain of assignment is incomplete as currently the loan is with xx
No active judgments or liens have been found against the borrower.
Annual county taxes of 2022 have been paid on xx.
Annual city taxes of 2022 are due on xx in the amount of xx
According to the payment history as of 11/xx/2022, the borrower is current with the loan. The last payment was received on 11/xx/2022 which was applied for the due date of 11/xx/2022 and the next due date for payment is 12/xx/2022. . The P&I is $356.36, the PITI is $545.11, and the UPB is $xx.	Collections Comments:As per the comment history, the current status of the loan is performing.
According to the payment history as of 11/xx/2022, the borrower is current with the loan. The last payment was received on 11/xx/2022 which was applied for the due date of 11/xx/2022 and the next due date for payment is 12/xx/2022. . The P&I is $356.36, the PITI is $545.11, and the xx.
The reason for default is unable to be determined.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
No evidence has been found regarding damage or repairs.
As per the 1003, the borrower has been working at xx
Update: No any additional information found in recent collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 3 Tape Value: 5 |---| -2 |----| -40.00000% Comment: Tape Source: Initial Tape Type:
Field:xx
																																																																																				Field: Loan Value: Not Applicable Tape Value: Arch Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Subject loan is NOO. Tape shows subject loan amount reflects at $xx which does not meet the guideline requirement of minimum loan amount $xx."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
54472474	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,093.68	6.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	33.220%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 12/xx/2022, the subject mortgage was originated onxx
The chain of assignment is incomplete. Currently, the assignment is withxx
There is one prior writ of xx against the borrower in favor of the xx
As per the payment history as of 11/xx/2022, the borrower is making regular payments and the next due date is 12/xx/2022. Last payment was received on 11/xx/2022 in the amount of $3877.53. Current P&I is $3093.68 and the interest rate of 6.00%. The new UPB is $xx.	Collections Comments:Latest 24 months collection comments are missing from the loan files.
The loan present status is performing.
As per the payment history as of 11/xx/2022, the borrower is making the regular payments and the next due date is 12/xx/2022. Last payment was received on 11/xx/2022 in the amount of $3877.53. Current P&I is xx  and the interest rate of 6.00%. The new UPB is $xx.
Subject property occupancy is unable to be determined. No damage and repairs have been found.
The borrower is an owner of xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 4 Tape Value: 5 |---| -1 |----| -20.00000% Comment: Tape Source: Initial Tape Type:
Field: Loan Documentation Type Loan Value: Full Documentation Tape Value: Alternative Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject approved at 33%. Tape and file show BWR qualified using 100% income from SE business but did not show 100% ownership. Lender defect, unable to calc ATR."	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $xx. Exceeds fees threshold of $xx. Over by +$xx.
The below fees were included in the test:
Administration Fee paid by Borrower: $xx
Mortgage Broker Fee paid by Borrower: $xx
Points - Loan Discount Fee paid by Borrower: $xx

Loan fails qualified mortgage lending policy points and fees test due to fees charged $xx. Exceeds fees threshold of $xx. Over by +$xx.
The below fees were included in the test:
Administration Fee paid by Borrower: $xx
Mortgage Broker Fee paid by Borrower: $xx
Points - Loan Discount Fee paid by Borrower: $xx"
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 6.364% exceeds APR threshold of 6.240% over by +0.124%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed higher-priced mortgage loan test due to APR calculated 6.377%. Exceeds APR threshold of 6.240%. Over by +0.137%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
82502168	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,435.73	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,370.71	6.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	23.889%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 12/xx/2022, the subject mortgage was originated xx The chain of assignment is incomplete. Currently, the assignment is withxx No active judgments or liens have been found against the subject property and borrower. Annual combined taxes for 2022 are due on 12/xx/2022 in the amount of xx No delinquent taxes have been found.	According to the payment history as of 11/xx/2022, the borrower is current with the loan. The last payment was received on 11/xx/2022 and was applied to 12/xx/2022 and the next due date for payment is 1/xx/2023. The P&I is $xx and current interest rate as per payment history is 6.375%. The current UPB reflected is $xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of 11/xx/2022, the borrower is current with the loan. The last payment was received on 11/xx/2022 and was applied to 12/xx/2022 and the next due date for payment is 1/xx/2023. The P&I is $xx and current interest rate as per payment history is 6.375%. The current UPB reflected is xx The borrower xx The loan has not been modified since origination. No evidence has been found regarding foreclosure. No evidence has been found regarding bankruptcy. No evidence has been found regarding damage or repairs.
Update:
No any additional information found in recent collection comments.
The collection comments are available from 08/xx/2022 to 11/xx/2022, 02/xx/2023 to 07/xx/2024. The collection comments are missing from 12/xx/2022 to 01/xx/2023.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 5 Tape Value: 7 |---| -2 |----| -28.57142% Comment: Tape Source: Initial Tape Type:
Field: Loan Documentation Type Loan Value: Full Documentation Tape Value: Alternative Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan approved at 23.88%. Tape shows receipt of pension income used as supporting qualifying income is missing from the loan documents. Lender defect, unable to calc ATR."	* LE/CD Issue date test Fail (Lvl 3) "Loan fails Compliance Ease delivery and timing test for revised closing disclosure dated 4/xx/2022. Document tracker is missing and 3 business days were added to get receipt date 4/xx/2022 which is after the consummation date 4/xx/2022."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 6.451% exceeds APR threshold of 5.730% over by +0.721%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Higher Price Mortgage Loan (Lvl 2) "Loan failed Higher-Priced Mortgage Loan test due to APR calculated 6.470% exceeds APR threshold of 5.730% over by +0.740%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
40950889	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,557.27	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$5,137.92	$6,671.01	7.375%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	680	669	45.813%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 11/xx/2022 reflects that the subject mortgage was originated xxThe chain of assignment is incomplete. Currently, the assignment is with xx No active liens and judgments have been found against the borrower and the property. No prior year’s delinquent taxes have been found.	According to a review of the payment history as of 11/xx/2022, the loan is currently performing and the next due date for the regular payment is 12/xx/2022. The last payment was received on 11/xx/2022 in the amount of PITI $xx which includes P&I $xx with the rate of interest 7.375%, which was applied for the due date of 11/xx/2022. The UPB reflected in the latest payment history is in the amount of $xx. The loan is interest only for 120 months.	Collections Comments:According to the review of the servicing comments, the current status of loan is performing. The next due date for the regular payment is 12/xx/2022. The UPB reflected in the latest payment history is xx
No comments have been found regarding reason for default.
The borrower xx
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock Transmittal (1008)	Field: Age of Loan Loan Value: 6 Tape Value: 7 |---| -1 |----| -14.28571% Comment: Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 45.813%   Tape Value: 55.199%   Variance: -9.386%   Variance %: -9.38600%   Comment:    Tape Source: Initial   Tape Type:
Field: xx
Field:xx	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject approved at 46%. Tape shows DTI miscalculation pushes DTI over 55%. Lender defect, unable to calc ATR."	* Compliance Testing (Lvl 3) "Qualified Mortgage Interest Only test due to a qualified mortgage is a covered transaction that provides for regular periodic payments that are substantially equal, except for the effect that any interest rate change after consummation has on the payment in the case of an adjustable-rate or step-rate mortgage, that does not allow the consumer to defer repayment of principal. This loan is an interest only loan or a graduated payment mortgage.

Loan failed QM APR threshold test due to APR calculated 7.422% exceeds APR threshold of 6.170% exceed by +1.252%."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the post-consummation cure reimbursement and revised closing disclosure delivery date test due to the post-consummation revised closing disclosure delivery date 06/xx/2022 is more than 60 calendar days after the consummation date 03/xx/2022."
* Missing Initial 1003_Application (Lvl 3)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents. As per the document located at "201022161919.Moore.Closing Package_pg#497," the subject P&I does not match the note P&I.""	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 7.422% exceeds APR threshold of 5.420% over by +2.002%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed higher-priced mortgage loan test due to APR calculated 7.427% exceeds APR threshold of 6.420% over by +1.007%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.814% as the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by LP (xx) and its recommendation is “Caution” with a DTI of 46%."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
79235790	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,870.38	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,069.44	6.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	743	Not Applicable	35.586%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/xx/2022, the subject mortgage was originated xx

The chain of assignment is incomplete. Currently, the loan is with xx
No active judgments or liens have been found.
1st and 2nd county taxes of 2022/2023 are due in the total amount of xx
No prior year delinquent taxes have been found.
UT shows alert note as borrower's name on the deed isxx, but the name on the mortgage is xx. However, the name affidavit available in the loan file located at xx

According to payment history as of 12/xx/2022, the borrower is current with the loan and the next due date for payment is 12/xx/2022. The last payment was received on 11/xx/2022 in the amount of $xx which was applied for due date 11/xx/2022. The current P&I is $xx and current PITI is $xx with an interest rate of 6.375%. The current UPB reflected as per the payment history is $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of 12/xx/2022, the borrower is current with the loan and the next due date for payment is 12/xx/2022. The last payment was received on 11/xx/2022 in the amount of $xx which was applied for due date 11/xx/2022. The current P&I is $xx and current PITI is $xx with an interest rate of 6.375%. The current UPB reflected as per the payment history is xx

As per final application, the borrowexx
No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 3 Tape Value: 5 |---| -2 |----| -40.00000% Comment: Tape Source: Initial Tape Type:
Field: Loan Documentation Type Loan Value: Full Documentation Tape Value: Alternative Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The subject loan was approved at 35.586. Tape shows lender did not pull new credit report. Loan closed 6/xx/22 and credit report in file was dated 4/xx/22."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Missing proof of hazard insurance (Lvl 3) "Valid hazard insurance certificate is missing from loan document."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
41619483	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,111.93	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,984.15	5.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	755	Not Applicable	20.128%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/xx/2022, the subject mortgage was originatedxx The chain of assignment is incomplete. Currently, the assignment is withxx. There are 3 prior civil judgments against the borrower in favor of xx which were recorded on 5/xx/2013, 11/xx/2016 and 4/xx/2017 respectively. First, second, third and fourth installments of county taxes for the year of 2022/2023 have been paid in the amount of xx No prior year delinquent taxes have been found.	According to latest payment history as of 11/xx/2022, the borrower is current with the loan and the next due date is 12/xx/2022. The last payment was received on 11/xx/2022 in the amount of $xx which was applied for the due date of 11/xx/2022. The unpaid principal balance is $xx. The current P&I is $xx and the interest rate is 5.750%.	Collections Comments:The loan is currently performing and the next due date is 12/xx/2022. The last payment was received on 11/xx/2022 in the amount of $xx which was applied for the due date 11/xx/2022. The unpaid principal balance is xx The current P&I is $xx and the interest rate is 5.750%. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The subject property occupancy and the reason for default are unable to be determined. No comment pertaining to the damage on the subject property has been observed.
xx
Update:
No any additional information found in recent collection comments.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	Field: Age of Loan Loan Value: 4 Tape Value: 5 |---| -1 |----| -20.00000% Comment: Tape Source: Initial Tape Type: Field: Loan Documentation Type Loan Value: Full Documentation Tape Value: Alternative Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Application Missing (Lvl 3) "Final application signed by the borrower is missing from the loan documents." * Loan does not conform to program guidelines (Lvl 3) "Subject is NOO. Tape show HOI does not reflect the entity as insured. However, review of the HI policy document shows that the property is insured."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			780	Not Applicable
96816549	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,907.86	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$11,377.22	6.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	38.350%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 12/xx/2022 reflects that the subject mortgage was originatedxx
The chain of assignment is incomplete. Currently, the assignment is with xx
No active judgments or lien have been found.
Annual combined taxes of 2022 are due on 12/xx/2022 in the amount of xx
Combined annual taxes for the year of 2021 have been paid on 12/xx/2021 in the amount of xx
No prior year’s delinquent taxes have been found.
According to the payment history as of 11/xx/2022, the borrower is current with the loan. The last payment was received on 11/xx/2022 and the next due date for payment is 1/xx/2023. The P&I is in the amount of $xx and PITI is in the amount of $xx. The UPB reflected is in the amount of $1,790,103.51.	Collections Comments:As per the comment history, the current status of the loan is performing.
According to the payment history as of 11/xx/2022, the borrower is current with the loan. The last payment was received on 11/xx/2022 and the next due date for payment is 1/xx/2023. The P&I is in the amount of $xx and PITI is in the amount of $xx. The UPB reflected is in the amount of xx
No comments have been found for reason for default.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS Missing or error on the Rate Lock Transmittal (1008)	Field: Age of Loan Loan Value: 5 Tape Value: 6 |---| -1 |----| -16.66666% Comment: 5. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 38.350%   Tape Value: 43.738%   Variance: -5.388%   Variance %: -5.38800%   Comment: 38.350%.   Tape Source: Initial   Tape Type:
xxField: Housing Ratio per U/W (Initial Rate)   Loan Value: 9.962%   Tape Value: 5.388%   Variance: 4.574%   Variance %: 4.57400%   Comment: 9.962%.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: Alternative   Variance:    Variance %:    Comment: Full Documentation.   Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type) Loan Value: Primary Tape Value: Investor Variance: Variance %: Comment: Primary. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged $xx exceeds fees threshold of $xx over by +$xx.
The below fees were included in the test:
Administration Fee paid by Borrower: $xx
Mortgage Broker Fee paid by Borrower: $xx
Points - Loan Discount Fee paid by Borrower: $xx."
* Loan does not conform to program guidelines (Lvl 3)     "Subject loan is conventional primary purchase and tape shows subject property is rural zone and appraisal report confirms the same. Further details not provided."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS report is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Valid final transmittal summary is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 6.829% exceeds APR threshold of 6.290% over by +0.539%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
77135717	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$2,624.08	$4,580.43	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,237.87	3.375%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	42.480%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/xx/2022, the subject mortgage was originated onxx
The chain of assignment is completed. The last assignment was done from MERS as nominee forxx
There is prior state tax lien found against xx
The annual county taxes for the year 2019 are delinquent in the amount of xx which is good through 11/xx/2022. The county first & second installment taxes for the year 2022 & 2023 were due in the total amount of xx
According to payment history as of 11/xx/2022, the borrower is current with the loan and the next due date for the payment is 12/xx/2022. The last payment was received on 11/xx/2022 in the amount of $xx. The current P&I is $xx & PITI is $xx. The stated current rate is 3.375%. The UPB is $xx.	Collections Comments:The loan is currently performing.
According to payment history as of 11/xx/2022, the borrower is current with the loan and the next due date for the payment is 12/xx/2022. The last payment was received on 11/xx/2022 in the amount of $xx. The current P&I is $xx & PITI is $xx. The stated current rate is 3.375%. The UPB is $xx.
xx
There is no post-origination bankruptcy record.
No evidence has been found regarding the foreclosure proceedings on the subject property in the available servicing comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
xxType:
Field: Payment History String   Loan Value: 000000000000000000MM0044   Tape Value: 567023456777   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 4400MM000000000000000000   Tape Value: 777654370765   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
xx	3: Curable	* Intent to Proceed Missing (Lvl 3) "Intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject loan approved at 42.48%. Tape shows loan is not salable to Fannie Mae. However, DU report in file shows that loan is Approve/Eligible."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
37228665	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$512.39	3.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	751	Not Applicable	40.181%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/xx/2022, the subject mortgage was originatedxx

There is no chain of assignment as the subject mortgage is with the original lender.

No active judgments or liens have been found against the borrower/subject property.

The current tax information is not provided in the updated title report.	According to the payment history as of 10/xx/2022, the borrower is delinquent for 3 months with the loan. The last payment was received on 06/xx/2022 which was applied to 06/xx/2022. The next due date for payment is 07/xx/2022. The borrower pays the P&I in the amount of $512.39 and PITI in the amount of $836.63. The borrower has paid the amount $9999 on 06/xx/2021 and $9999 on 06/xx/2021. Hence, the UPB was reduced from $xx to $92861.89. The current UPB reflected is in the amount of $xx.	Collections Comments:As per the review of collection comments, the current status of the loan is in collections. According to the payment history as of 10/xx/2022, the borrower is delinquent for 3 months with the loan. The next due date for payment is 07/xx/2022. The current UPB reflected is in the amount of xx The collection comment dated 07/xx/2022 states the reason for default is unemployment. The forbearance plan has been approved for 6 months that began from 07/xx/2022 to 12/xx/2022. As per the final loan application, the borrower has been working at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Initial Escrow Acct Disclosure Missing Dicsloures Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 40.181% Tape Value: 40.190% |---| -0.009% |----| -0.00900% Comment: Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
xxField: Payment History String   Loan Value: 000000000000444444444321   Tape Value: 000002220000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 123444444444000000000000 Tape Value: 000022200000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Closing_Disclosure violations (Lvl 3) "Final closing disclosure is not hand-dated by the borrower."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase RESPA Test Failed (Lvl 3)     "The loan failed the RESPA timing test because the homeownership counseling organization disclosure is issued 4 days after initial application date. Loan application date is 04/xx/2020 and the documents are dated 05/xx/2020."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails compliance ease delivery and timing test for initial loan estimate dated 05/xx/2020. Document tracker is missing and 3 business days were added to get receipt date 05/xx/2020 which is not within 3 business days from initial application date 04/xx/2020.

Loan failed compliance ease delivery and timing test for initial closing disclosure dated 07/xx/2020. Document tracker is missing and 3 business days were added to get receipt date 07/xx/2020 which is within 3 business days from the consummation date 07/xx/2020."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the application fee test due to the mortgage loan charges application fees charged $175.00 exceeds fees threshold $100.00 over by $75.00."
* ComplianceEase TILA Test Failed (Lvl 3)     "Finance charge disclosed on final CD as $xx. Calculated finance charge is $xx for an under disclosed amount of $420.38. Reason for finance charge under disclosure is unknown as the fee itemization is missing."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the written list of service providers disclosure date test due to written list of service providers disclosure date that is not within three business days of the loan originator's application date.

Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed initial LE estimate delivery and timing test. Initial LE dated 05/xx/2020 delivered on 05/xx/2020 which is more than 3 business days from initial application date 04/xx/2020."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial application is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."			Moderate	Pass	Fail	Fail	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
84516430	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$13,455.96	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,275.54	1.875%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	44.289%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/xx/2022, the subject mortgage was originated oxx

The chain of mortgage assignment has been completed. Currently, the mortgage assignment is with xx

No active judgments or liens have been found against the subject property and borrower.

1st installment of city taxes for the year 2021 has been paid off in the amount of xx on 07/xx/2022.

2nd installment of city taxes for 2021 is due on 02/xx/2023 in the amount of xx

No delinquent taxes have been found.

According to the payment history as of 11/xx/2022, the borrower is current with the loan. The last payment was received on 11/xx/2022 and was applied to 11/xx/2022 and the next due date for payment is 12/xx/2022. The P&I is $xx and current interest rate as per payment history is 1.875%. The current UPB reflected is $xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing.

 The last payment was received on 11/xx/2022 and was applied to 11/xx/2022 and the next due date for payment is 12/xx/2022. The P&I is $xx and current interest rate as per payment history is 1.875%. The current UPB reflected is xx

As per the collection comment dated 8/xx/2021, the borrower’s income is impacted by covid-19.

The borrower ‘xx
The loan was originated on  The covid-19 attestation is xx
No evidence has been found regarding foreclosure.

No evidence has been found regarding bankruptcy.

No evidence has been found regarding damage or repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 44.289% Tape Value: 44.280% |---| 0.009% |----| 0.00900% Comment: Tape Source: Initial Tape Type:
Field: xx
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
xxType:
Field: Payment History String   Loan Value: 00000000000000000MM00000   Tape Value: 000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 00000MM00000000000000000   Tape Value: 000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: xx	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID violation due to decrease in lender credit on final CD dated 04/xx/2021. Revised LE dated 01/xx/2021 reflects lender credit at $200.00. However, final CD dated 04/xx/2021 does not reflects lender credit. This is decrease of +$200.00 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure is not hand signed by the borrower."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject loan approved at 44.28%. Tape shows loan is salable to Fannie Mae. However, loan is too seasoned and DU report in file shows that loan is Approve/Eligible."
* Missing Initial 1003_Application (Lvl 3)     "Initial application signed by the loan originator is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.29% as the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by DUxx		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
91872716	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$13,494.68	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,852.73	3.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	764	791	47.973%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/xx/2022, the subject mortgage was originated xx

The chain of assignment has been completed. Currently, the assignment is with xx

No active judgments or liens have been found.

1st and 2nd combined and school taxes of 2022 have been paid in the total amount of xx

1st village taxes of 2022 have been paid in the amount of xx

2nd village taxes of 2022 have been due in the amount of xx

No prior year delinquent taxes have been found.
According to payment history as of 11/xx/2022, the borrower is current with the loan and the next due date for payment is 12/xx/2022. The last payment was received on 11/xx/2022 in the amount of $xx which was applied for due date 11/xx/2022. The current P&I is in the amount of $xx and current PITI is in the amount of $xx with an interest rate of 3.875%. The current UPB reflected as per the payment history is in the amount of $xx.

The collection comment dated 09/xx/2022 states the deferment has been processed for 4 months in the amount of $xx (P&I) that began from 06/xx/2022 to 09/xx/2022.	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of 11/xx/2022, the borrower is current with the loan and the next due date for payment is 12/xx/2022. The last payment was received on 11/xx/2022 in the amount of $xx which was applied for due date 11/xx/2022. The current P&I is in the amount of $xx and current PITI is in the amount of $xx with an interest rate of 3.875%. The current UPB reflected as per the payment history is in the amount of $xx.

As per comment dated 09/xx/2022, a credit dispute task was opened. However, no comments have been found regarding the reason for dispute and if the dispute has been resolved or not.

As per comment dated 09/xx/2022, the borrower's income is impacted by covid-19. The forbearance plan has been approved for 12 months that began from 07/xx/2021 to 06/xx/2022.

The collection comment dated 09/xx/2022 states the deferment has been processed for 4 months in the amount of cc (P&I) that began from 06/xx/2022 to 09/xx/2022.

As per comment dated 08/xx/2022, the subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

The covid-19 attestation document is located at "cc
As per final application, the borrower is working atcc
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Borrower DTI Ratio Percent Loan Value: 47.973% Tape Value: 47.570% |---| 0.403% |----| 0.40300% Comment: Tape Source: Initial Tape Type:
Field: xxField: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: xx
Field: Payment History String   Loan Value: 00000000000000000MMMMMMM   Tape Value: 567777777770   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: MMMMMMM00000000000000000 Tape Value: 077777777765 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed with a PIW. However, PIW disclosure signed by the borrower is missing from the loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Subject loan is NOO and approved at 47.97%. Tape shows loan is not salable to Fannie Mae due to fatal errors. However, DU report infile shows that loan is Approve/Eligible."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
8964009	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$213.26	$7,318.00	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,707.80	3.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	709	773	38.007%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 11/xx/2022 shows that the subject mortgage was originated on xx
The chain of assignment is incomplete. Currently, assignment is with xx
No active liens/judgments have been found against the borrower/property.
The taxes of 2022 are delinquent in the amount of xx for due date 8/xx/2022 which are payable through 11/xx/2022.
The town taxes for 2023 are due in the amount of xx
According to a review of the payment history as of 11/xx/2022, the loan is currently performing and the next due date for the regular payment is 12/xx/2022. The last payment was received on 11/xx/2022 total in the amount of PITI $xx which includes P&I $xx with the rate of interest 3.625%, which was applied for the due date of 11/xx/2022. The UPB reflected in the latest payment history is in the amount of $xx.	Collections Comments:
According to the review of the servicing comments, the current status of loan is performing.  The next due date for the regular payment is 12/xx/2022.  The UPB reflected in the latest payment history is in the amount of vv
As per final 1003, borrower is working at xx
No details have been found regarding damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 38.007% Tape Value: 38.010% |---| -0.003% |----| -0.00300% Comment: Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000000000000000MMM00001   Tape Value: 000000000700   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 10000MMM0000000000000000 Tape Value: 007000000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test. The below fees were included in the test:

Processing Fee paid by Borrower: $495.00
Real Estate Commission paid by Seller: $xx
Tax Service Fee paid by Borrower: $75.00
Underwriting Fee paid by Borrower: $495.00"
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows discrepancy related to delivered current UPB of $588223.33 and actual current UPB of $587292.45 at the time of loan delivery."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS/DU is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
8555343	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,567.23	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,692.76	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	816	Not Applicable	45.183%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/xx/2022, the subject mortgage was originated on xx

There is no chain of assignment. Currently, the subject loan is with original lender xx

No active judgments or liens have been found.

1st and 2nd combined taxes of 2023 have been paid in the total amount of xx

3rd and 4th combined taxes of 2023 have been due in the total amount of xx

3rd and 4th real estate quarter taxes have been due in the amount of xx

No prior year delinquent taxes have been found.	According to payment history as of 11/xx/2022, the borrower is current with the loan and the next due date for payment is 12/xx/2022. The last payment was received on 11/xx/2022 in the amount of $xx which was applied for due date 11/xx/2022. The current P&I is in the amount of $xx and current PITI is in the amount of $xx with an interest rate of 2.875%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 11/xx/2022, the borrower is current with the loan and the next due date for payment is 12/xx/2022. The last payment was received on 11/xx/2022 in the amount of $xx which was applied for due date 11/xx/2022. The current P&I is in the amount of $xx and current PITI is in the amount of $xx with an interest rate of 2.875%. The current UPB reflected as per the payment history is in the amount of xx
The loan has not been modified since origination.
As per final application, the borrower has been working at xx
No details of foreclosure and bankruptcy are available.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 45.183% Tape Value: 45.690% |---| -0.507% |----| -0.50700% Comment: N/A Tape Source: Initial Tape Type:
Field:xx
Field:xxField: Payment History String   Loan Value: 0000000000000000MMM00000   Tape Value: 0000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 00000MMM0000000000000000 Tape Value: 0000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "The subject loan was closed as OO. However, the tape shows occupancy misrepresentation. Tape shows BWR has other primary residence with non-BWR spouse and is using subject as investment. Elevated for client review."
* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.183%, the borrower’s income was $5416.67 and total expenses are in the amount of $2447.41 and Updated DU is missing from loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test and Consummation or Reimbursement Date Validation Test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Initial closing disclosure delivery date test failed due to initial closing disclosure dated 2/xx/2022 and borrower received on 3/xx/2022 which is less than 3 business days from the consummation date 3/xx/2022."
* ComplianceEase TILA Test Failed (Lvl 3)     "Finance charge disclosed on Final CD as $xx calculated finance charge is $xx for an under disclosed amount of $415.43.  Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed Initial LE estimate delivery and timing test. Initial LE dated 11/xx/2021 delivered on 11/xx/2021 which is more than 3 business days from initial application date 11/xx/2021."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from loan document."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from loan document."			Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
10475752	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	Other	$0.00	$0.00	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,021.79	3.375%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Co-op	xx	xx	Primary	Yes	Yes	No	Not Applicable	47.626%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 11/xx/2022 shows that the subject mortgage was originated inxx
The chain of assignment has been completed as the current assignment is withxx
No prior year delinquent taxes have been found.
According to the payment history as of 11/xx/2022, the borrower is current with the loan and the last payment was received on 11/xx/2022 which was applied for 11/xx/2022 and the next due date for the payment is 12/xx/2022. The P&I is in the amount of $xx and PITI is in the amount of $xx. The UPB reflected is in the amount of $xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing. According to the payment history as of 11/xx/2022, the borrower is current with the loan and the last payment was received on 11/xx/2022 which was applied for 11/xx/2022 and the next due date for the payment is 12/xx/2022. The UPB reflected is in the amount of xx
No comments have been found regarding foreclosure process and bankruptcy case.
The subject property has been occupied by the owner.
Recent servicing comments do not reflect any damage pertaining to the subject property.
As per final 1003, borrower is working at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 47.626% Tape Value: 48.000% |---| -0.374% |----| -0.37400% Comment: 47.626%. Tape Source: Initial Tape Type:
Field:xx
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: xx  Tape Type:
Field: Payment History String   Loan Value: 000000000000000000MM0000   Tape Value: 000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 0000MM000000000000000000 Tape Value: 000000 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Mortgage Not Recorded (Lvl 4) "As per tape data, the subject mortgage was originated on 4/xx/2022, but the mortgage was not recorded. There is an unrecorded copy of the mortgage in the loan file located at "xx"."
* Occupancy concerns -  (Lvl 4)     "Tape shows occupancy misrepresentation. Subject approved as cash out OO but is NOO as BWR has other primary residence and had subject listed for rent. Elevated for client review."
* Type of Ownership is Leasehold or Cooperative (Lvl 4) "This is leasehold ownership. The subject mortgage is originated on 4/xx/2022 by ‘xx’ as a borrower. However, agreement (xx) shows that ‘xx’ is lessee on property and maturity date is not available."	* Intent to Proceed Missing (Lvl 3) "The borrower's intent to proceed is missing in loan file."
* Missing Initial 1003_Application (Lvl 3)     "Initial application is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.62% as the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by DU xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
60736971	xx	xx			561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$1,107.51	$2,215.02	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$959.57	2.750%	180		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable		Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No			31.704%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable

Review of updated title report dated 11/xx/2022 shows that the subject mortgage was originated onxx
No active judgments or liens have been found.
1st half county taxes of 2022 are delinquent in the amount of xx which are payable through 12/xx/2022.
2nd half county taxes of 2022 are due in the amount of xx for 04/xx/2023.
Review of payment history as of 11/xx/2022 shows that the borrower is current with the loan. The next due date is 12/xx/2022. The last payment was received on 11/xx/2022 in the amount of $959.57 with interest rate 2.750% which was applied for the due date 11/xx/2022. The current UPB as of the date is $xx.	Collections Comments:The current status of the loan is performing.
Review of payment history as of 11/xx/2022 shows that the borrower is current with the loan. The next due date is 12/xx/2022. The last payment was received on 11/xx/2022 in the amount of $959.57 with interest rate 2.750% which was applied for the due date 11/xx/2022. The current UPB as of the date is xx
No foreclosure and bankruptcy evidence has been found.
The loan was originated on 2/xx/2021. Covid-19 attestation is available in the loan file located at xx
According to the collection comments, the subject property is owner occupied. No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing DU/GUS/AUS Transmittal (1008)	Field: Borrower DTI Ratio Percent Loan Value: 31.704% Tape Value: 31.980% |---| -0.276% |----| -0.27600% Comment: Tape Source: Initial Tape Type:
Field:xx
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field:xx
Field: Payment History String   Loan Value: 000000000000000000MM0000   Tape Value: 000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 0000MM000000000000000000   Tape Value: 000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Subject loan approved as NOO. Tape shows subject closed as manual underwritten loan and Fannie Mae buy only loan closed through DU. Also, Freddie Mac won't buy either due to seasoned loans are ineligible for evaluation by the LQA Risk Assessment Service."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS/DU report is missing from loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial application signed by loan originator is missing from the loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
97958505	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,759.26	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,236.69	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	41.731%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/xx/2022, the subject mortgage was originated onxx

There is no chain of assignment. Currently, the subject loan is with original lenderxx

No active judgments or liens have been found.

1st and 2nd borough taxes of 2023 have been paid in the total amount of xx

3rd and 4th borough taxes of 2023 have been due in the total amount of xx

3rd and 4th real estate quarter taxes of 2023 have been due in the amount of xx

No prior year delinquent taxes have been found.	According to payment history as of 11/xx/2022, the borrower is current with the loan and the next due date for payment is 12/xx/2022. The last payment was received on 11/xx/2022 in the amount of $xx which was applied for due date 11/xx/2022. The current P&I is in the amount of $xx and current PITI is in the amount of $xx with an interest rate of 2.875%. The current UPB reflected as per the payment history is in the amount of $xx.

Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 11/xx/2022, the borrower is current with the loan and the next due date for payment is 12/xx/2022. The last payment was received on 11/xx/2022 in the amount of $xx which was applied for due date 11/xx/2022. The current UPB reflected as per the payment history is in the amount of xx As per comment dated 09/xx/2022, the borrower was approved for 12 months deferment plan and the due date is adjusted from 10/xx/2021 to 09/xx/2022.
As per comment dated 09/xx/2022, the borrower's income is impacted by covid-19.
As per comment dated 09/xx/2022, the subject property is owner occupied and borrower intent to keep the property.
No comment pertaining to the damage on the subject property has been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per final 1003, borrower is working at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 41.731% Tape Value: 41.740% |---| -0.009% |----| -0.00900% Comment: Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: xx
Field: Payment History String   Loan Value: 000000000000000000MM004M   Tape Value: 345677777777   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: M400MM000000000000000000   Tape Value: 777777756543   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: xx	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "TRID Violation due to decrease in lender credit on closing disclosure dated 06/xx/2021. Initial LE dated 03/xx/2021 reflects lender credit at $xx. However, final CD dated 06/xx/2021 reflects lender credit at $0.00. This is decrease of $250.25 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents."
* ComplianceEase TILA Test Failed (Lvl 3)     "Finance charge disclosed on final CD as $xx. Calculated finance charge is $xx for an under-disclosed amount of -$350.01. Reason for finance charge under disclosure is unknown as the fee itemization is missing."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the initial closing disclosure delivery date test for closing disclosure dated 06/xx/2021. Document tracker is missing and 3 business days were added to get receipt date 06/xx/2021 which is less than three business days before the Consummation date 06/xx/2021."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing in loan file."
* Loan does not conform to program guidelines (Lvl 3)     "Subject loan approved at 41.73%. Tape shows loan is not salable due to AUS reflecting error messages."
* Missing Initial 1003_Application (Lvl 3)     "Initial application is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
49637723	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,395.52	3.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx	xx	Investor	Yes	Yes	Yes	35.600%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated 11/xx/2022 shows subject mortgage was originated onxx
The chain of assignment is incomplete as the current assignment is with xx
No active judgments or liens have been found.
No prior year’s delinquent taxes have been found.
The review of payment history as of 10/xx/2022 shows that the borrower has been delinquent for 11 months and the next due date of payment is 11/xx/2011. The last payment was received in the amount of $xx which was applied for the due date of 10/xx/2021. The current P&I is $xx and interest rate is 3.625%. The UPB is $xx.	Collections Comments:The review of the collection comment shows that the loan is in collection.

The review of payment history as of 10/xx/2022 shows that the borrower has been delinquent for 11 months and the next due date of payment is 11/xx/2011. The last payment was received in the amount of $xx which was applied for the due date of 10/xx/2021. The current P&I is $xx and interest rate is 3.625%. The UPB is xx
No foreclosure activity has been found.
As per the comment dated 4/xx/2022, the borrower's income has been impacted by COVID-19. FB plans ran and were extended several times from 11/xx/2021.
No evidence of bankruptcy has been found.
As per the loan application, the borrower has been working at xx
Update:-
As per the comment dated 4/xx/2023, the request for loan modification entered on 4/xx/2023 and it has been approved. Comment shows modified UPB xx P&I 1,967.00 with interest rate of 6.00%. Further details were not provided.
Comment dated 4/xx/2023 shows that borrower's income is still impacted by the COVID.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable			1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
91584624	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,539.36	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,237.16	2.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	31.967%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 11/xx/2022 shows that the subject mortgage was originated onxx

The chain of assignment has been completed.

No active judgments/liens have been found in the updated title report against the borrower/subject property.

County taxes of 2021 are paid off in the amount of xx on 02/xx/2022.

No prior year delinquent taxes have been found in the updated title report.	Review of the payment history dated as of 11/xx/2022 shows that borrower has been delinquent for 11 months and next payment due date is 11/xx/2021. Current UPB reflected is $xx and current interest rate is 2.750%.	Collections Comments:Currently, the loan is in collections and borrower has been delinquent since origination.
Review of the payment history dated as of 11/xx/2022 shows that borrower has been delinquent for 11 months and next payment due date is 11/xx/2021. Current UPB reflected is in the amount of xx and current interest rate is 2.750%.
RFD is unable to be determined from the available comments and loan file.
As per 1003, borrower has been working at “xx
No evidence of foreclosure activity has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 31.967% Tape Value: 31.870% |---| 0.097% |----| 0.09700% Comment: 31.967%. Tape Source: Initial Tape Type:
Field: xx
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000444444321   Tape Value: 023456777777   Variance:    Variance %:    Comment: 4MMMMMMMMMMMMMM   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 123444444000000000000000 Tape Value: 777777634320 Variance: Variance %: Comment: MMMMMMMMMMMMM4 Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed ComplianceEase delivery and timing test for Revised Closing Disclosure dated 09/xx/2021. Document tracker is missing and 3 business days were added to get receipt date 09/xx/2021 which is after the Consummation date 09/xx/2021."
* ComplianceEase TILA Test Failed (Lvl 3)     "Finance charge disclosed on Final CD as $xx. Calculated finance charge is $xx for an under disclosed amount of -$xx.  Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 06/xx/2021 reflects Appraisal Fee at $xx. However, CD dated 09/xx/2021 reflects Appraisal Fee at $xx. This is an increase in fee of +$850.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing in loan file."
* Missing Initial 1003_Application (Lvl 3)     "Initial application is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Not Covered	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
92623009	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,766.12	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,427.23	2.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	805	Not Applicable	37.020%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/xx/2022, the subject mortgage was originated onxx
No active judgments or liens have been found against the subject property and borrower.
The 1st installment of county taxes for year 2022/2023 is due on 12/xx/2022 in the amount of xx
The 2nd installment of county taxes for year 2022/2023 is due on 04/xx/2023 in the amount of xx No prior delinquent taxes have been found.
According to the payment history as of 10/xx/2022, the borrower is currently delinquent for 11 months with the loan. The last payment was received on 11/xx/2021 in the amount of $1427.23 and the next due date for payment is 11/xx/2021. The P&I is $xx and current interest rate as per payment history is 2.875%. The current UPB reflected is $xx.

Collections Comments:As per the review of collection comments, the current status of the loan is collections.
According to the payment history as of 10/xx/2022, the borrower is currently delinquent for 11 months with the loan. The last payment was received on 11/xx/2021 in the amount of $1427.23 and the next due date for payment is 11/xx/2021. The P&I is in the amount of $xx and current interest rate as per payment history is 2.875%. The current UPB reflected is in the amount of cc
RFD is unable to be determined from the loan file and collection comments.
No evidence has been found regarding Covid-19 impact on borrower’s income.
No evidence has been found regarding foreclosure.
No evidence has been found regarding bankruptcy.
As per the 1003, the cc
Update: No any additional information found in recent collection comments.
The collection comment history is incomplete. The collection comments are available from 01/xx/2023 to 07/xx/2024. We are missing the latest 24 months of collection comments for review. The collection comments are missing from 08/xx/2022 to 12/xx/2023.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field:xx
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: xxTape Type:
Field: Payment History String   Loan Value: 0000000000000004444MMMMM   Tape Value: 323456777777   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Reversed Loan Value: MMMMM4444000000000000000 Tape Value: 777777634323 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Subject loan approved at 37.02%. Tape shows loan is not salable to agency/Fannie Mae; however, DU report available in the loan documents is Approve/Eligible."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3577876	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$2,121.48	$10,945.80	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,507.47	3.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	40.515%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 11/xx/2022 shows that the subject mortgage was originated xx
The chain of assignment is incomplete as currently the loan is with Viewxx.
1. There are two prior state tax liens against borrowerxx
2. There is a prior child support judgment active against borrower in favor of xx
The 1st and 2nd installments of taxes for the year 2023 are due total in the amount of xx
Combined taxes of 2021/2022 have been delinquent in the amount of xx which are good through 11/xx/2022.
According to the payment history as of 10/xx/2022, the borrower is currently delinquent for 8 months. The last payment was received on 2/xx/2022 in the amount of $3290.82 and the next due date for payment is 02/xx/2022. The P&I is $xx and PITI is $xx. The UPB is $xx.	Collections Comments:The current status of the loan is collection.
According to the payment history as of 10/xx/2022, the borrower is currently delinquent for 8 months. The last payment was received on 2/xx/2022 in the amount of $3290.82 and the next due date for payment is 02/xx/2022. The P&I is $xx and PITI is $xx. The UPB is vv
As per servicing comment dated 6/xx/2022, the FB plans ran and were extended several times from 1/xx/2022. The FB plan will end on 12/xx/2022. Further details not provided.
The subject property is owner occupied.
No evidence are available regarding bankruptcy and foreclosure.
No evidence of damage or repairs has been found.
As per the 1003, the borrower has been working at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 40.515% Tape Value: 40.520% |---| -0.005% |----| -0.00500% Comment: updated as per review. Tape Source: Initial Tape Type:
Field: xxInitial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 111100000000000000MMMMMM   Tape Value: 000000000000   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Reversed Loan Value: MMMMMM000000000000001111 Tape Value: 000000000000 Variance: Variance %: Comment: updated as per review. Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
86113439	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,363.59	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,009.99	2.750%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	780	709	29.068%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 11/xx/2022 shows that the subject mortgage was originated in the xx
The chain of assignment has not been completed as the subject mortgage is withxx
There are 5 prior state tax liens in favor of different plaintiffs in the total amount of xx which were recorded on different dates.
There are 5 prior judgments in favor of different plaintiffs in the total amount of xx which were recorded on different dates.
Taxes of 2022/2023 are due in the amount of xx on 12/xx/2022 and 4/xx/2023.	According to the payment history as of 10/xx/2022, the borrower has been delinquent with the loan for 8 months and the last payment was received on 1/xx/2022 which was applied for 1/xx/2022 and the next due date for the payment is 2/xx/2022. The P&I is in the amount of $xx and PITI is in the amount of $xx. The UPB reflected is in the amount of $xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is collection. According to the payment history as of 10/xx/2022, the borrower has been delinquent with the loan for 8 months and the last payment was received on 1/xx/2022 which was applied for 1/xx/2022 and the next due date for the payment is 2/xx/2022. The P&I is in the amount of $xx and PITI is in the amount of $xx. The UPB reflected is in the amount of xx
As per tape the reason for default is Covid-19. The covid-19 attestation is available ixx
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
The borrower has been working at xx
Updated
The collection comment history is incomplete. The collection comments are available from 01/xx/2023 to 07/xx/2024.We are missing the latest 24 months of collection comments for review. The collection comments are missing from 08/xx/2022 to 12/xx/2022.
No any additional information found in recent collection comments
Update
The collection comment history is incomplete. The collection comments are available from 01/xx/2023 to 07/xx/2024.We are missing the latest 24 months of collection comments for review. The collection comments are missing from 08/xx/2022 to 12/xx/2022.
No any additional information found in recent collection comments

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 29.068% Tape Value: 29.070% |---| -0.002% |----| -0.00200% Comment: Tape Source: Initial Tape Type:
Field: xx
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: xx
Field: Payment History String   Loan Value: 000000000000000044444321   Tape Value: 000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 123444440000000000000000   Tape Value: 000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: xx	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
49114583	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,304.10	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,298.62	3.125%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	637	798	43.895%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/xx/2022, the subject mortgage was originated on xx. No active judgments or liens have been found. County taxes for the year of 2022 are due on 11/830/2022 in the amount of xx County taxes for the year of 2021 have been paid on 12/xx/2021 in the amount of xx	According to payment history as of 10/xx/2022, the borrower is 2 months delinquent with the loan, next due date for payment is 8/xx/2022. The last payment was received on 7/xx/2022 in the amount of $xx which was applied for due date 7/xx/2022. The current P&I is in the amount of $xx with an interest rate of 3.125%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The loan currently in the collections. According to payment history as of 10/xx/2022, the borrower is 2 months delinquent with the loan, next due date for payment is 8/xx/2022. The last payment was received on 7/xx/2022 in the amount of $xx which was applied for due date 7/xx/2022. The current P&I is in the amount of xx with an interest rate of 3.125%. The current UPB reflected as per the payment history is in the amount of xx Covid-19 attestation located at "xx. As per collection comment dated 9/xx/2022 the subject property had damaged due to water on 8/xx/2022 the estimate cost of repairs is $xx. However the collection comment dated 9/xx/2022 shows repairs are 100% completed. As per collection comment dated 9/xx/2022 borrower's income is impacted by covid-19. The borrower is working in xx as teacher from 3 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 43.895% Tape Value: 44.360% |---| -0.465% |----| -0.46500% Comment: Tape Source: Initial Tape Type:
Field:xx
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: xx:
Field: Payment History String   Loan Value: 110000000001010000MMM3M1   Tape Value: 000000220023   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 1M3MMM000010100000000011   Tape Value: 320022000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Refinance Per HUD-1 Loan Value: No Cash-Out Tape Value: Change in Rate/Term Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Subject loan approved at 44%. Tape shows loan is not salable to agency/Freddie Mac; however, LP report available in the loan documents is Accept." * Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.895%, the borrower's income was $xx and total expenses are in the amount of $xx and the loan was underwritten by LP (xx		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$8,934.99	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Not Applicable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
90269401	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,120.29	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,622.30	3.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Commercial Prop	xx	xx	Secondary	Yes	Yes	Yes	787	781	38.082%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 12/xx/2022, the subject mortgage was originated onxx

The chain of assignment has been completed. Currently, the mortgage is with original lender xx
No active judgments or liens have been found.

Annual county taxes of the year 2022 have been paid.

No delinquent taxes have been found for the prior year.
According to payment history as of 11/xx/2022, the borrower is current with the loan and the next due date for payment is 12/xx/2022. The last payment was received on 11/xx/2022 in the amount of $xx which was applied for due date of 11/xx/2022. The current P&I is $xx and current PITI is $xx with an interest rate of 3.625%. The current UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing.

According to payment history as of 11/xx/2022, the borrower is current with the loan and the next due date for payment is 12/xx/2022. The last payment was received on 11/xx/2022 in the amount of $xx which was applied for due date of 11/xx/2022. The current P&I is $xx and current PITI is $xx with an interest rate of 3.625%. The current UPB reflected as per the payment history is xx

No bankruptcy & foreclosure evidence has been found.

No damage or repairs have been found in latest collection comments.

As per final application, the borrowerxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing Dicsloures	Field: xx
Field: xx
Field: Payment History String   Loan Value: 00000000000000000MM00000   Tape Value: CCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 00000MM00000000000000000   Tape Value: CCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field:xx	3: Curable	* Closing_Disclosure violations (Lvl 3) "Final closing disclosure is not hand dated by the borrower."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure is not signed by borrower."
* Missing Required Disclosures (Lvl 3)     "Home loan toolkit is missing from loan documents."
																																																																																							* Property Marketability Issues (Lvl 3) "Per tape subject is a condotel. Subject is unit at the xx. Further details not provided. Elevated for client review."			Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
16478320	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$7,747.03	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,774.55	4.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	39.305%	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	4.250%	$2,499.15	Unavailable	Unavailable	The review of the updated title report dated 12/xx/2022 shows that the subject mortgage was originated onxx
There is a mortgage against the subject property in the amount of $xx in favor of “xx
There is a state tax lien available against the borrower in the amount of xx in the favor ofxx
Combined taxes for the year of 2022 are due on 2/xx/2023 in the amount of xx Combined taxes for the year of 2022 have been paid on 8/xx/2022 in the amount of xx
As per payment history dated 11/xx/2022, the loan is currently performing and the next due for regular payment is 12/xx/2022. The last regular payment (P&I) has been made on 11/xx/2022 in the amount of $xx for the due date of 11/xx/2022. The monthly P&I is in the amount of $xx with an interest rate of 4.25%. The UPB as of the date is in the amount of $559000.91.	Collections Comments:The loan is performing.
As per payment history dated 10/xx/2022, the loan is currently performing and the next due for regular payment is 12/xx/2022. The last regular payment (P&I) has been made on 11/xx/2022 in the amount of $xx for the due date of 11/xx/2022. The monthly P&I is in the amount of $xx with an interest rate of 4.25%. The UPB as of the date is in the amount of xx
No information has been found regarding the bankruptcy and foreclosure.
As per comment dated 08/xx/2021, the borrower was impacted by covid-19.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is conventional fixed rate mortgage with P&I of $xx with the rate of interest 4.250% and a maturity date of xx The P&I as per payment history is the $2499.15 and rate of interest is 4.250%, however, there is a different in P&I and rate of interest with respect to Note data which seems that there would be a possible modification. However, Modification agreement is missing in the file.	Initial Escrow Acct Disclosure Missing or error on the Rate Lock Right of Rescission	Field: Loan Amortization Type Loan Value: Unavailable Tape Value: |---| |----| Comment: UA. Tape Source: Initial Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value:    Tape Value: Investor   Variance:    Variance %:    Comment: Occupancy become investment to primary.   Tape Source: Initial   Tape Type:
Field: xx
Field: xx
Field: Payment History String   Loan Value: 00000000000000000MM00000   Tape Value: CCCCCCCCCCCCC   Variance:    Variance %:    Comment: 000000000044444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 00000MM00000000000000000   Tape Value: CCCCCCCCCCCCCC   Variance:    Variance %:    Comment: 000000000044444444.   Tape Source: Initial   Tape Type:
Field:xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan has failed reimbursement amount validation test and consummation or reimbursement date validation test."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed the initial closing disclosure delivery date test due to the initial closing disclosure delivery date is less than six business days before the consummation date. The initial CD delivery date is 03/xx/2016 and consummation date is 03/xx/2016."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 02/xx/2016 does not reflect Loan Origination Fee. However, CD dated 03/xx/2016 reflects Loan Origination Fee at $xx. This is an increase in fee of +$xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 02/xx/2016 reflects Appraisal Fee at $790.00. However, CD dated 03/xx/2016 reflects Appraisal Fee at $915.00. This is an increase in fee of +$125.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed lender credits that cannot decrease 0% tolerance test. Loan estimate dated 02/xx/2016 reflects Non-Specific Lender Credits at $586.00. However, CD dated 03/xx/2016 does not reflect Non-Specific Lender Credits. This is a decrease in fee of +$586.00 for lender credits that cannot decrease. Valid COC for the decrease in fee is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure is available but it is not signed by borrower."
* Loan does not conform to program guidelines (Lvl 3)     "Subject approved as NOO. However, as per final closing disclosure borrower is paying off consumer debts of $xx so loan gets recharacterized as OO.  Subject passes ATR/QM testing."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from loan document."
																																																																																							* Right of Rescission missing or unexecuted (Lvl 3) "ROR is missing from loan document."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan approved at 39.305% as NOO; however, borrower is paying off consumer debts of $xx so loan gets recharacterized as OO. Tape shows SE income, cash flow on subject and net rental loss on the investment properties was miscalculated, corrected income pushes DTI from 39% to 61%. Lender defect, unable to calculate ATR. ATR SOL expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
17243941	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$1,290.78	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$438.94	4.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	37.843%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	$86,565.57	Not Applicable	4.250%	$375.37	10/xx/2019	Financial Hardship	According to the updated title report dated 12/xx/2022, the subject mortgage was originated onxx

The chain of assignment is completed. Currently, the assignment is with xx.

Annual county taxes of 2022 have been paid in the total amount of xx on 11/xx/2022.

No prior year delinquent taxes have been found.

There is a Code Enforcement Lien open against the subject property in favor of xx	According to the payment history as of 11/xx/2022, the borrower is current with the loan and the next due date for payment is 12/xx/2022. The last payment was received on 11/xx/2022 in the amount of $554.07 which was applied for the due date 11/xx/2022. The current P&I is $375.37 and current PITI is $554.07 with an interest rate of 4.250%. The current UPB reflected as per the payment history is $xx.	Collections Comments:The loan is performing.

According to the payment history as of 11/xx/2022, the borrower is current with the loan and the next due date for payment is 12/xx/2022. The last payment was received on 11/xx/2022 in the amount of $554.07 which was applied for the due date 11/xx/2022. The current P&I is $375.37 and current PITI is $554.07 with an interest rate of 4.250%. The current UPB reflected as per the payment history is xx

The subject property is owner occupied and no comment pertaining to the damage on the subject property has been observed.

There is no indication of post-closing bankruptcy or foreclosure proceedings.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification document is missing from loan files. This is a conventional fixed rate mortgage with P&I of $438.94 with the rate of interest 4.250% and a maturity date of the loan is 11/xx/2046. As per latest payment history as of 11/xx/2022, the current P&I is $375.37 and current PITI is $554.07 with an interest rate of 4.250%. As per comment dated 09/xx/2019, the loan was modified with UPB of xx and monthly P&I of $375.37 with a modified interest rate of 4.250% beginning from 10/xx/2019 with a maturity date of 09/xx/2059. However, the executed copy of such loan modification agreement is missing from the loan files.	Initial Escrow Acct Disclosure	Field: Borrower DTI Ratio Percent Loan Value: 37.843% Tape Value: 47.303% |---| -9.460% |----| -9.46000% Comment: NA Tape Source: Initial Tape Type:
Field: xx:
Field: xx
Field: Payment History String   Loan Value: 000000000000000000MM0000   Tape Value: CCCCCCCCCCCCC   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 0000MM000000000000000000   Tape Value: CCCCCCCCCCCCCC   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date)."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "CE risk indicator is "Moderate" since this loan failed the qualified mortgage lending policy points and fees test due to the fees charged of $xx is exceeded the fees threshold of $xx by +$785.28.

Qualified mortgage lending policy points and fees test inclusion-
Points - Loan Discount Fee paid by Borrower: $xx
Processing Fee paid by Borrower: $799.00
Underwriting Fee paid by Borrower: $250.00"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the charges that cannot increase test. Missing valid COC for a total fee increase of $xx on final CD dated 10/xx/2016. There is a total fee increase of $xx for a non-shoppable fee which exceeded the 0% tolerance for non-shoppable fees."
* GSE Points and Fees Test Violations (Lvl 3)     "This loan failed the GSE (Fannie Mae & Freddie Mac public guidelines) QM points and fees test due to the fees charged of $xx is exceeded the fees threshold of $xx by +$785.28.

GSE (Fannie Mae & Freddie Mac public guidelines) QM points and fees test inclusion-
Points - Loan Discount Fee paid by Borrower: $xx
Processing Fee paid by Borrower: $799.00
Underwriting Fee paid by Borrower: $250.00"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Provided Initial escrow account disclosure is not signed by the borrower."
																																																																																							* ROR not hand dated by borrower(s) (Lvl 3) "Provided NRTC/ROR is not hand dated by the borrower."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "The subject loan was approved at the DTI of 37.84%. Tape shows the borrower's income was calculated incorrectly due to which DTI increased to 46%. Lender defect, unable to calc ATR. ATR SOL expired."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
16256417	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,008.30	06/xx/2024	Not Applicable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,428.86	4.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	No	Yes	53.823%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Financial Hardship	According to the updated title report dated 12/xx/2022, the subject mortgage was originated onxx
No assignments have been found. Last assignment is with the lender “xx.
There are two prior civil judgments against the borrower in the favor of xx.
There is one junior civil judgment against the borrower in the favor of Twoxx
First and second county installment taxes for the year of 2022-23 are due in the amount ofxx which was due on 12/xx/2022 & 04/xx/2023.
No prior year delinquent taxes have been found.
According to the payment history as of 11/xx/2022, the borrower is current with the loan and the next due date is 12/xx/2022. Last payment was received on 11/xx/2022 in the amount of $1585.10. Current P&I is $1326.66 and the interest rate of 4.500%. The new UPB is $xx.	Collections Comments:The loan present status is performing.
According to the payment history as of 11/xx/2022, the borrower is current with the loan and the next due date is 12/xx/2022. Last payment was received on 11/xx/2022 in the amount of $1585.10. Current P&I is $1326.66 and the interest rate of 4.500%. The new UPB is $xx.
As per the comment dated 12/xx/2021, the reason for default is reduction of income.
Currently, xx
As per the comment dated 03/xx/2022, the borrower is disputing for current balance.
The comment dated 03/xx/2022 shows the mod first payment date is 04/xx/2022 with an interest rate of 4.500%.
As per the comment dated 02/xx/2022, the foreclosure was put on hold due to loss mitigation. No more details have been found regarding foreclosure.
No bankruptcy details have been found.
Subject property is owner occupied. No damage and repairs have been found.

Foreclosure Comments:As per the comment dated 02/xx/2022, the foreclosure was put on hold due to loss mitigation. No more details have been found regarding foreclosure.
Bankruptcy Comments:Not Applicable	This is a conventional fixed-rate mortgage with a P&I of $1428.86 a rate of interest of 4.500% and a maturity date of 4/xx/2050. The P&I as per payment history is $1326.66 and the rate of interest is 4.500%, however, there is a reduction in P&I with respect to Note data. As per the collection comment dated 3/xx/2022, the loan has been modified with the first payment and the new maturity date is xx	Initial 1003_Application Initial Escrow Acct Disclosure	Field: Borrower DTI Ratio Percent Loan Value: 53.823% Tape Value: 36.154% |---| 17.669% |----| 17.66900% Comment: Tape Source: Initial Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Number Of Units   Loan Value: 2   Tape Value: 1   Variance: 1   Variance %: 100.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Primary   Tape Value: Investor   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Fieldxx
Field: Payment History String   Loan Value: 0000001000001000MMM00000   Tape Value: 444444CCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 00000MMM0001000001000000   Tape Value: CCCCCCCC444444   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field:xx	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject is NOO. CE was run considering subject as primary residence due to non-mortgage debts were getting paid off."
* Property Marketability Issues (Lvl 4) "Tape shows property does not meet zoning requirements & accessory unit guidelines. Appraisal in file shows subject has 2 additional unpermitted ADUs and garage appears to have been converted into an additional ADU. Elevated for client review."	* Closing_Disclosure violations (Lvl 3) "Final CD is not hand dated by the borrower."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed Initial LE estimate delivery and timing test. Initial LE dated 1/xx/2020 delivered on 1/xx/2020 which is more than 3 business days from initial application date 1/xx/2020."
* Final Application not signed and hand-dated by Loan Originator (Lvl 3)     "Final application is not hand dated by the borrower."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure is not signed by the borrower."
																																																																																							* Missing Initial 1003_Application (Lvl 3) "Initial application is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 53.82% as the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by DU xxand its recommendation is Approve/Eligible with a DTI of 36.15%. Subject is NOO. CE was run considering subject as primary residence due to non-mortgage debts were getting paid off."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
39019269	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,882.00	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$395.22	4.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	678	Not Applicable	43.408%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 12/xx/2022, the subject mortgage was originated onxx
There is no chain of assignment. Currently, the mortgage is with original lenderxx
No active judgments or liens have been found against borrower/subject property.
No prior year delinquent taxes have been found.
According to the payment history as of 11/xx/2022, the borrower is current with the loan. The last payment was received on 11/xx/2022 which was applied for the due date of 1/xx/2023 and the next due date for payment is 2/xx/2023. The P&I is $395.22 and interest rate is 4.50%. The UPB reflected as per the payment history is $xx.	Collections Comments:The subject loan is performing
According to the payment history as of 11/xx/2022, the borrower is current with the loan. The last payment was received on 11/xx/2022 which was applied for the due date of 1/xx/2023 and the next due date for payment is 2/xx/2023. The UPB reflected as per the payment history is in the amount of $xx.
As per comment dated 6/xx/2020, borrower's income has been impacted by Covid -19.
As per final 1003, borrower has been working at ‘xx
As per the collection comment dated 06/xx/2020, borrower’s income has been impacted due to covid-19.
No evidences have been found regarding repairs/damages.
No information has been found regarding foreclosure process.

Update: No any additional information found in recent collection comments.
The collection comment history is incomplete. The collection comments are available from 02/xx/2023 to 07/xx/2024. We are missing the latest 24 months of collection comments for review. The collection comments are missing from 08/xx/2022 to 01/xx/2023.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER report, the borrower xx	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 32 Tape Value: 30 |---| 2 |----| 6.66666% Comment: Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: 00000000000000000M000000   Tape Value: AAAACCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000M00000000000000000 Tape Value: CCCCCCCCCAAAAA Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Closing_Disclosure violations (Lvl 3) "Final CD dated 03/xx/2020 is not hand dated by the borrower."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan has failed The Pennsylvania HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008. The Pennsylvania Mortgage Lender License and Pennsylvania Exemption Letter (Mortgage Act) are not available for loans with a closing date before November 5th, 2008. Additionally, the Pennsylvania First Mortgage Banker License, Pennsylvania Secondary Mortgage Loan License, Pennsylvania Unlicensed (Subordinate Lien), and Pennsylvania Exemption Letter are not available for loans with a closing date on or after January 1st, 2009."
* ComplianceEase TILA Test Failed (Lvl 3)     "Finance charge disclosed on final CD as $xx. Calculated finance charge is $xx for an under disclosed amount of $xx. Reason for finance charge under disclosure is unknown as the Fee Itemization is missing."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed TRID tolerance test due to Loan estimate dated 1/xx/2020 does not reflect Processing Fee. However, CD dated 03/xx/2020 reflects Processing Fee at $622.29.
Loan estimate dated 1/xx/2020 does not reflect Underwriting Fee. However, CD dated 03/xx/2020 reflects Underwriting Fee at $350.00.
This is a cumulative increase in fee of +$991.29 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from loan document."
* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 43.408%. The seller tape shows that the child support debt was missed during the origination, and the DTI reached 53.7% as a result.
Lender defect, unable to calculate ATR.

Downgraded to LVL2 because SOL is expired in 2023."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.408% as the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by LP xx		Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
11426534	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$2,452.38	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,696.67	4.625%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	39.356%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 12/xx/2022, the subject mortgage was originated onxx
No chain of assignment has been found.
There is a (Prior Civil judgment)xx
County 1st and 2nd installment taxes of 2022/2023 have been due in the amount of xx on 12/xx/2022 and 4/xx/2023.
According to the payment history as of 11/xx/2022, the borrower is current with the loan. The last payment was received on 11/xx/2022. The payment applied date was 11/xx/2022 and the next due date for payment is 12/xx/2022. The P&I is in the amount of $xx and PITI is in the amount of $xx. The UPB reflected as per the tape payment history is in the amount of $xx.	Collections Comments:As per the review of the collection comment, the loan is currently in performing.
According to the payment history as of 11/xx/2022, the borrower is current with the loan. The last payment was received on 11/xx/2022. The payment applied date was 11/xx/2022 and the next due date for payment is 12/xx/2022. The P&I is in the amount of $xx and PITI is in the amount of $xx. The UPB reflected as per the tape payment history is in the amount of xx
The loan was originated on 03/xx/2020. However, covid-19 attestation is missing from the loan documents.
No evidence found regarding property damages.
The property is owner occupied and in good condition.
Borrower's income is not impacted by covid-19.
No evidence found regarding foreclosure.
No evidence found regarding bankruptcy.
As per the final 1003, the borrower is the self employed inxx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Payment History String Loan Value: 00000000000000000MM00000 Tape Value: PC1CCCCCCCCCC |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Payment History String Reversed Loan Value: 00000MM00000000000000000 Tape Value: CCCCCCCCC1C1CP Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure is not hand signed by the borrower."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Subject property is NOO. Tape shows other undisclosed debt was opened prior to closing and including it back pushes the DTI to 60%."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
54963751	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	Second	$0.00	$2,043.30	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,547.56	4.625%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	41.485%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 12/xx/2022, the subject mortgage was originated onxx
The chain of assignment is with MERS as nominee foxx
There is a prior to subject mortgage against the subject property in favor ofxx

There is a prior IRS lien in favor ofxx
1st and 2nd installments county taxes of 2022/2023 are due on 12/xx/2022 & 4/xx/2023 in the amount of xx
According to the payment history as of 11/xx/2022, the borrower is current with the loan. The last payment was received on 11/xx/2022 which was applied for the due date of 12/xx/2022 and the next due date for payment is 1/xx/2023. The P&I is $xx, the PITI is $xx, and the UPB is $xx.	Collections Comments:As per the comment history, the current status of the loan is performing.
According to the payment history as of 11/xx/2022, the borrower is current with the loan. The last payment was received on 11/xx/2022 which was applied for the due date of 12/xx/2022 and the next due date for payment is 1/xx/2023. The P&I is xx the PITI is $xx, and the UPB is $xx.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
No evidence has been found regarding damage or repairs.
According to the 1003,xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: xx
Field: Payment History String   Loan Value: 0000000000000000MM000000   Tape Value: PPPPCCCCCCCCC   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000MM0000000000000000   Tape Value: CCCCCCCCCPPPPP   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: xx	3: Curable	* Closing_Disclosure violations (Lvl 3) "Final CD is not hand dated by the borrower."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Subject is NOO. Tape shows other undisclosed mortgage payment of $xx not included in DTI. DTI may rise from 41.38% to 68.30%."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
59781662	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,035.00	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$802.66	3.625%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	718	703	26.391%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 12/xx/2022, the subject mortgage was originated on 1xx
The subject mortgage is with original lender xx
No active judgments or liens have been found.
Annual combined taxes of 2022 have been due in the amount of xx
Annual utility charges of 2022 have been delinquent on 1/xx/2023 in the amount of xx
Annual combined taxes for 2021 have been paid in the amount ofx x
Annual utility charges for 2021 have been due in the amount of x
As per the review of the payment history as of 11/xx/2022, the borrower has been current with the loan and the next payment is due for 12/xx/2022. The last payment was received on 11/xx/2022 in the amount of $xx which was applied for 11/xx/2022. The UPB reflected in the amount of $172729.73.	Collections Comments:The present status of the loan is performing and the next payment is due for 12/xx/2022. The last payment was received on 11/xx/2022 in the amount of $xx which was applied for 11/xx/2022. No records for foreclosure and bankruptcy have been found.
As per the seller tape data, the borrower was not employed at the time of closing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Age of Loan Loan Value: 10 Tape Value: 9 |---| 1 |----| 11.11111% Comment: 10. Tape Source: Initial Tape Type:
Field: xx
Field: Payment History String   Loan Value: 00000000000000001MM00000   Tape Value: CCCCCCCCC   Variance:    Variance %:    Comment: 00000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 00000MM10000000000000000 Tape Value: CCCCCCCCC Variance: Variance %: Comment: 00000000000. Tape Source: Initial Tape Type:	3: Curable	* Closing_Disclosure violations (Lvl 3) "Final CD is not hand dated by the borrower."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl 3)     "Home equity loan interest & fees pre-closing disclosure is missing from the loan documents."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 3)     "Home equity loan notice of address for borrower notification of violation disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure is not signed by the borrower."
																																																																																							* ROR not hand dated by borrower(s) (Lvl 3) "ROR is not hand dated by the borrower."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan approved at 26.39%. Tape shows the client was not employed with qualifying employer at prior to closing, DTI may rise to 62.77%. Borrower defect, unable to calc ATR."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
9514076	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,765.45	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,167.89	3.875%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes	52.215%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 12/xx/2022, the subject mortgage was originated on xx
The subject mortgage is with original lenderxx
No active judgments or liens have been found.
1st installment town taxes of 2022 have been paid in the amount of xx
2nd installment town taxes of 2022 are due in the amount of xx
No prior year delinquent taxes have been found.
As per the review of the payment history as of 11/xx/2022, the borrower has been current with the loan and the next payment is due for 1/xx/2023. The last payment was received on 11/xx/2022 in the amount of $xx2 which was applied for 12/xx/2022. The current P&I is 2167.89 with an interest rate of 3.875%. The current UPB is $453989.88.	Collections Comments:The loan is performing.

As per the review of the payment history, the borrower has been current with the loan and the next payment is due for 1/xx/2023. The last payment was received on 11/xx/2022 in the amount of $xx2 which was applied for 12/xx/2022. The current P&I is 2167.89 with an interest rate of 3.875%. The current UPB is xx

Currently, the borrower has been working at xx

No information has been found regarding the damage and repair.

The subject property is occupied. No comment pertaining to the damage on the subject property has been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Borrower DTI Ratio Percent Loan Value: 52.215% Tape Value: 52.190% |---| 0.025% |----| 0.02500% Comment: Tape Source: Initial Tape Type:
Field: xx
Field:xx
Field: Payment History String   Loan Value: 0000000000000000MMM11111   Tape Value: CCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 11111MMM0000000000000000 Tape Value: CCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Closing_Disclosure violations (Lvl 3) "Final closing disclosure is not hand singed by the borrower."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to decrease in lender credit on Closing Disclosure dated 3/xx/2022. Initial CD dated 2/xx/2022 reflects lender credit at $18.50 (fees paid by lender), however, Revised CD dated 3/xx/2022 reflects Lender Credit at $0.00. This is decrease of $18.50 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan document.

Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated 1/xx/2022 reflects the sum of Section C fees and Recording fee at $895.00. However, CD dated 3/xx/2022 reflects the sum of Section C and Recording fee at $xx. This is a cumulative increase of $141.00 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents."
* Final Application not signed and hand-dated by Loan Originator (Lvl 3)     "Final application is not hand singed by the borrower."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure is not signed by borrower."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows prior loan was modified and did not meet the seasoning requirements for refinance, there should be waiting period or gap between of 210 days first payment date of existing mortgage which is getting paid off and between closing of our subject loan. In this loan the waiting period is not satisfied."
																																																																																							* ROR not hand dated by borrower(s) (Lvl 3) "ROR is not hand dated by the borrower."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 52.19% as the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by DUxxx and its recommendation is “Approve/Eligible” with a DTI of 52.19%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
73734349	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,153.30	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,608.63	4.990%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	685	Not Applicable	38.068%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 12/xx/2022, the subject mortgage was originated onxx

There is no chain of assignment. Currently, the assignment is with original lenderxx
No active judgments or liens have been found.
..
Annual combined taxes of 2022 are due in the amount of xx

No prior year delinquent taxes have been found.
According to payment history as of 11/xx/2022, the borrower is current with the loan and the next due date for payment is 12/xx/2022. The last payment was received on 11/xx/2022 in the amount of $xx which was applied for due date 11/xx/2022. The current P&I is $xx and current PITI is $xx with an interest rate of 4.990%. The current UPB reflected as per the payment history is $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 11/xx/2022, the borrower is current with the loan and the next due date for payment is 12/xx/2022. The last payment was received on 11/xx/2022 in the amount of $xx which was applied for due date 11/xx/2022. The current P&I is $xx and current PITI is $xx with an interest rate of 4.990%. The current UPB reflected as per the payment history is xx
No comment pertaining to the damage on the subject property has been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
As per the final 1003,xx
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 38.068% Tape Value: 42.684% |---| -4.616% |----| -4.61600% Comment: Tape Source: Initial Tape Type:
Field:xx
Field: Payment History String   Loan Value: 00000000000000000MM00000   Tape Value: CCCC   Variance:    Variance %:    Comment: PH string is 000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 00000MM00000000000000000 Tape Value: CCCCC Variance: Variance %: Comment: PH reversed string is 000000. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 3)     "Loan fails TRID Total of Payments Test due to Fees charged $xx Exceeds Fees threshold of $xx Over by $781.30."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated 03/xx/2022 does not reflect point-loan discount fee. However, final CD dated 04/xx/2022 reflects point-loan discount fee at $162.00. This is an increase in fee of $162.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

TRID Violation due to the decrease in lender credit test. Initial LE dated 03/xx/2022 reflects lender credit at $xx; however, final CD dated 4/xx/2022 reflects Lender Credit at $0.00. This is decrease of $xx for fee which has 0% tolerance test. Valid COC for the decrease in fee is missing from the loan documents.

Loan failed charges that in total cannot increase more than 10% tolerance test. Initial LE dated 03/xx/2022 reflects the sum of Section C fees and Recording fee at $110.00. However, final CD dated 04/xx/2022 reflects the sum of Section C and Recording fee at $184.00. This is a cumulative increase of +$63.00 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents."
* Home Equity Consumer Disclosure is missing from the loan file (Lvl 3)     "Home equity consumer disclosure is missing from the loan documents."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl 3)     "Home equity loan interest and fees pre-closing disclosure are missing from the loan documents."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 3)     "Home equity loan notice of address for borrower notification of violation is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow disclosure is not hand signed and dated by the borrower."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Revised Loan Estimate is missing (Lvl 3)     "As per DT (xx) and COC (xx) revised LE disclosed on 03/xx/2022 but it is missing from the loan documents."
																																																																																							* ROR not hand dated by borrower(s) (Lvl 3) "ROR is not hand dated by the borrower."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan approved at 38.068%. Tape show undisclosed debt opened prior to closing pushes the DTI to 50% or higher. Borrower defect, unable to calc ATR."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
48581479	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,755.66	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,551.87	3.990%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	659	Not Applicable	50.569%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 12/xx/2022, the subject mortgage was originated on xx

The chain of assignment is completed. The loan is currently with xx
The annual combined taxes for the year 2022 have been paid in the amount of xx on 11/xx/2022.

No prior year’s delinquent taxes have been found.
According to payment history as of 11/xx/2022, the borrower is current with the loan and the next due date for payment is 12/xx/2022. The last payment was received on 11/xx/2022 in the amount of $xx which was applied for due date of 11/xx/2022. The current P&I is $xx and current PITI is $xx with an interest rate of 3.990%. The current UPB reflected as per the payment history is $xx.	Collections Comments:The subject loan is performing.
According to payment history as of 11/xx/2022, the borrower is current with the loan and the next due date for payment is 12/xx/2022. The last payment was received on 11/xx/2022 in the amount of $xx which was applied for due date of 11/xx/2022. The current P&I is  $xx and current PITI is $xx with an interest rate of 3.990%. The current UPB reflected as per the payment history is xx
As per final application, the borrower has been wxx
Information regarding the foreclosure and bankruptcy is not available.
Information regarding the damage and its repairs is not available.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: xx
Field: Payment History String   Loan Value: 00000000110000000MM00000   Tape Value: CCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 00000MM00000001100000000   Tape Value: CCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: xx	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure not signed by borrower."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows Prior loan was modified and did not meet the seasoning requirements for refinance, there should WAITING period or GAP between of 210 days first payment date of existing mortgage which is getting paid off and between closing of our new Subject loans. In this loan the waiting period is not satisfied."
																																																																																							* ROR not hand dated by borrower(s) (Lvl 3) "ROR not hand dated by borrower."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 50.56% as the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by AUS xxand its recommendation is “Approve/Eligible” with a DTI of 50.57%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
46027489	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,963.24	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,931.07	4.250%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	72.773%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 12/xx/2022, the subject mortgage was originated on xx

There is no chain of assignment. Currently, the assignment is with original lenderxx
There is one prior state tax lien against the borrower in favor of xx
1st and 2nd county taxes of 2022 have been paid in the total amount of xx

No prior year delinquent taxes have been found.
According to payment history as of 11/xx/2022, the borrower is current with the loan and the next due date for payment is 12/xx/2022. The last payment was received on 11/xx/2022 in the amount of $xx which was applied for due date 11/xx/2022. The current P&I is $xx and current PITI is $xx with an interest rate of 4.250%. The current UPB reflected as per the payment history is $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of 11/xx/2022, the borrower is current with the loan and the next due date for payment is 12/xx/2022. The last payment was received on 11/xx/2022 in the amount of $xx which was applied for due date 11/xx/2022. The current P&I is $xx and current PITI is $xx with an interest rate of 4.250%. The current UPB reflected as per the payment history is x

As per final application, the borrower is working at xx

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Borrower DTI Ratio Percent Loan Value: 72.773% Tape Value: 22.001% |---| 50.772% |----| 50.77200% Comment: Tape Source: Initial Tape Type:
Field: xx
Field: Payment History String   Loan Value: 00101000000100000MM00000   Tape Value: CCCC   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 00000MM00000100000010100 Tape Value: CCCCC Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* Closing_Disclosure violations (Lvl 3) "Final CD is electronically dated by the borrower."
* Final Application Incomplete (Lvl 3)     "Final application is electronically dated by the borrower."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows prior loan was modified and did not meet the seasoning requirements for refinance, there should waiting period or gap between of 210 days first payment date of existing mortgage which is getting paid off and between closing of our new subject loans. In this loan the waiting period is not satisfied."
																																																																																							* ROR not hand dated by borrower(s) (Lvl 3) "ROR is electronically dated by the borrower."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
97673038	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,299.80	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,787.33	4.500%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	657	Not Applicable	55.199%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 12/xx/2022, the subject mortgage was originated onxx
xx for the amount of xx which was recorded on xx
No assignments have been found. Last assignment is with the lender “xx
First installment combined taxes for the year of 2022 have been paid in the amount of xx
Second installment combined taxes for the year of 2022 are due in the amount of xx which was due on 02/xx/2023.
No prior year delinquent taxes have been found.
As per the payment history as of 11/xx/2022, the borrower is currently making the regular payments and the next due date is 12/xx/2022. Last payment was received on 11/xx/2022 in the amount of $5163.06. Current P&I is $4787.33 and the interest rate of 4.500%. The UPB is $xx.

Collections Comments:The loan present status is performing.
As per the payment history as of 11/xx/2022, the borrower is currently making the regular payments and the next due date is 12/xx/2022. Last payment was received on 11/xx/2022 in the amount of $5163.06. Current P&I is $4787.33 and the interest rate of 4.500%. The UPB is xx
The loan has not been modified since origination.
Currently, the borrower is working axx
No foreclosure activity has been found.
No bankruptcy details have been found.
Subject property is owner occupied. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: xx
Field: Payment History String   Loan Value: 00000100000000000MM00000   Tape Value: CCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 00000MM00000000000100000 Tape Value: CCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Provided initial escrow account disclosure is not signed by all the borrowers."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows prior loan was modified and did not meet the seasoning requirements for refinance, there should waiting period or gap between of 210 days first payment date of existing mortgage which is getting paid off and between closing of our new subject loans. In this loan the waiting period is not satisfied."
																																																																																							* ROR not hand dated by borrower(s) (Lvl 3) "NRTC/ROR is not hand dated by the borrower."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "This loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 55.20% as the borrower’s income is $xx and the total expenses are in the amount of $xx and the loan was underwritten by DU xx and its recommendation is “Approve/Eligible” with the DTI of 55.20%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
35734392	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,439.72	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,358.52	3.750%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	788	Not Applicable	50.036%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 12/xx/2022, the subject mortgage was originated on xx

The chain of assignment is with MERS as nominee xx
No active judgments or liens have been found against the borrower.
1st and 2nd installments county taxes of 2022/2023 have been paid on 12/xx/2022 & 4/xx/2022 in the amount of xx
According to the payment history as of 11/xx/2022, the borrower is current with the loan. The last payment was received on 11/xx/2022 which was applied for the due date of 11/xx/2022 and the next due date for payment is 12/xx/2022. The P&I is in the amount of $xx and PITI is in the amount of $xx. The UPB reflected is in the amount of $xx.	Collections Comments:As per the comment history, the current status of the loan is performing.
According to the payment history as of 11/xx/2022, the borrower is current with the loan. The last payment was received on 11/xx/2022 which was applied for the due date of 11/xx/2022 and the next due date for payment is 12/xx/2022. The P&I is in the amount of $xx and PITI is in the amount of $xx. The UPB reflected is in the amount of xx
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
No evidence has been found regarding damage or repairs.
As per the 1003, the borrower is working atxx

Update:
No any additional information found in recent collection comments.
The collection comments are available from 2/xx/2023 to 7/xx/2024. The collection comments are missing from 8/xx/2022 to 1/xx/2023.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Payment History String Loan Value: 00000000000000000MM00000 Tape Value: CCC |---| |----| Comment: 00000. Tape Source: Initial Tape Type:
Field: Payment History String Reversed Loan Value: 00000MM00000000000000000 Tape Value: CCCC Variance: Variance %: Comment: 00000. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "The subject Provided copy of appraisal report in the loan file is "subject to the repairs or alterations." Homeowner electrical is currently being updated therefore drywall in living room, foyer and master bathroom is missing. Upstairs bedrooms and hallway are missing flooring in the hallway and no edging by stairway. Stairs are lacking railing from 2nd floor & missing flooring edging. Defective paint surfaces (home built pre-1978). Upstairs bathroom window, glass needs to be repaired. However, the copy of appraisal 1004D update/completion report is missing from loan file & final CD does not reflect escrow holdback."	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date).

3. This loan failed the revised closing disclosure delivery date test (waiting period required). The revised closing disclosure receipt date is provided and the revised closing disclosure receipt date (05/xx/2022) is less than three business days (counting all calendar days except Sunday and specified legal public holidays) before the consummation date, or closing / settlement date (05/xx/2022)."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the charges that cannot increase test. Missing valid COC for a total fee increase of $xx on final CD dated 05/xx/2022. There is a total fee increase of $xx for a non-shoppable fee which exceeded the 0% tolerance for non-shoppable fees."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Provided initial escrow account disclosure is not signed by the borrower."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows prior loan was modified and did not meet the seasoning requirements for refinance, there should be waiting period or gap between of 210 days first payment date of existing mortgage which is getting paid off and between closing of our subject loan. In this loan the waiting period is not satisfied."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan file."
* Revised Loan Estimate is missing (Lvl 3)     "Revised LEs dated 4/xx/2022, 4/xx/2022 & 04/xx/2022 are missing from the loan file."
																																																																																							* ROR not hand dated by borrower(s) (Lvl 3) "NRTC/ROR is not hand dated by the borrower."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "This loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 50.04% as the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by DU xx and its recommendation is “Approve/Eligible” with the DTI of 50.03%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
70987776	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$654.79	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$938.97	4.750%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	698	Not Applicable	30.643%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 12/xx/2022, the subject mortgage was originated on xx
The mortgage is with original lenderxx
No active judgments or liens have been found.
Annual combined taxes of 2022 have been paid in the total amount of xx on 11/xx/2022.
No prior year delinquent taxes have been found.
According to the payment history as of 11/xx/2022, the borrower is current with the loan and the next due date for payment is 12/xx/2022. The last payment was received on 11/xx/2022 in the amount of $xx which was applied for due date 11/xx/2022. The current P&I is $938.97 and current PITI is $xx with an interest rate of 4.750%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The loan is currently performing and the next due date for the regular payment is 12/xx/2022. The last payment was received on 11/xx/2022 in the amount of $xx which was applied for due date 11/xx/2022. No records for foreclosure and bankruptcy have been found. No damages and repairs have been found. As per final application, the borrower is retired & received SSI Income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Payment History String Loan Value: 00000000000000000MM00000 Tape Value: CCC |---| |----| Comment: As per the payment history, the string is 00000. Tape Source: Initial Tape Type:
Field: Payment History String Reversed Loan Value: 00000MM00000000000000000 Tape Value: CCCC Variance: Variance %: Comment: As per the payment history, the string reversed is 00000. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the bona fide discount points test due to one of the following findings.
The loan is a first lien mortgage and has a principal amount that is greater than or equal to $10,000 and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate.
The discount points are marked as bona fide but an undiscounted rate value was not provided."
* Final Application Incomplete (Lvl 3)     "Final application is not hand dated and hand signed by borrower."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure is not executed by borrower."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows prior loan was modified and did not meet the seasoning requirements for refinance, there should waiting period or gap between of 210 days first payment date of existing mortgage which is getting paid off and between closing of our new subject loans. In this loan the waiting period is not satisfied."
																																																																																							* ROR not hand dated by borrower(s) (Lvl 3) "Right of recession is not hand dated by borrower."			Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
75854847	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$836.09	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,633.80	4.750%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	30.767%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 12/xx/2022 shows that the subject mortgage was originated on xx
The chain of assignment has been completed.
No active judgments/liens have been found in the updated title report against the borrower/subject property.
Annual combined taxes for 2022 have been paid in full in the amount of xx on 11/xx/2022.	As per payment history dated 11/xx/2022, the loan is currently performing and the next due for regular payment is 12/xx/2022. The last regular payment (P&I) has been made on 11/xx/2022 in the amount of $xx for the due date of 11/xx/2022. The monthly P&I is $xx with an interest rate of 4.75%. The UPB as of the date is $xx.	Collections Comments:The loan is performing.
As per payment history dated 11/xx/2022, the loan is currently performing and the next due for regular payment is 12/xx/2022. The last regular payment (P&I) has been made on 11/xx/2022 in the amount of $xx for the due date of 11/xx/2022. The monthly P&I is $xx with an interest rate of 4.75%. The UPB as of the date is $xx.
As per 1003, borrower has been working at xx
No evidences have been found regarding the foreclosure and bankruptcy process.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Payment History String Loan Value: 00000000111100000MM00000 Tape Value: CCC |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Payment History String Reversed Loan Value: 00000MM00000111100000000 Tape Value: CCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure is available but it is not hand signed by the borrower."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows prior loan was modified and did not meet the seasoning requirements for refinance, there should waiting period or gap between of 210 days first payment date of existing mortgage which is getting paid off and between closing of our new subject loans. In this loan the waiting period is not satisfied."
																																																																																							* ROR not hand dated by borrower(s) (Lvl 3) "ROR is not hand dated by the borrower."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
40443853	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$2,512.76	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,854.46	4.750%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	47.374%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report dated 12/xx/2022, the subject mortgage was originatedxx
There are 5 prior child support liens found on the subject borrower in favor of xx
There is 1 prior credit card judgment found on the subject borrower in the amount of xx this was recorded on 06/xx/2017 in favor of xx
There are 2 prior notice of federal tax liens found on the subject borrower in the total amount of xx these were recorded on different dates.

There is a Certificate of Lien (Real Estate) open against the subject borrower held by xx
2022/2023 county 1st & 2nd taxes have been due in the total amount of xx on 12/xx/2022 & 04/xx/2023.	The payment history dated 11/xx/2022 shows that the loan is in current and next payment due date is 12/xx/2022. The last payment was received on 11/xx/2022 in the amount of $xx which was applied for the due date of 11/xx/2022. The current UPB is in the amount of $xx.	Collections Comments:Currently the loan is performing.
The payment history dated 11/xx/2022 shows that the loan is in current and next payment due date is 12/xx/2022. The last payment was received on 11/xx/2022 in the amount of $xx which was applied for the due date of 11/xx/2022. The current UPB is in the amount of $xx.

As per 1001, borrower has been working at xx

As per collection comment the subject property is occupied by owner and is in good condition. There are no comments regarding the damages and repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Payment History String Loan Value: 000000000000000000MM0000 Tape Value: CCC |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Payment History String Reversed Loan Value: 0000MM000000000000000000 Tape Value: CCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial Escrow account disclosure is not hand signed and dated."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows prior loan was modified and did not meet the seasoning requirements for refinance, there should waiting period or gap between of 210 days first payment date of existing mortgage which is getting paid off and between closing of our new subject loans. In this loan the waiting period is not satisfied."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.374%, the borrower’s income was $xx and total expenses are in the amount of $xx. The loan was underwritten by DU xx and its recommendation is Approve/Eligible with a DTI of 47.37%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
95229135	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	$2,053.00	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$8,441.37	4.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	624	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	1) Property address: xx
According to the updated title report dated 11/xx/2022, the subject mortgage was originated on xx
Chain of assignment has been completed. Last assignment is with thexx
No active liens and judgments have been found.
Annual combined taxes for the year of 2022 are due in the amount of xx which was due on 12/xx/2022.
No prior year delinquent taxes have been found.

2) Property address: xx
According to the updated title report dated 11/xx/2022, the subject mortgage was originated onxx
Chain of assignment has been completed. Last assignment is with the xx
No active liens and judgments have been found.
Annual combined taxes for the year of 2022 are due in the amount of xx which was due on 12/xx/2022.
No prior year delinquent taxes have been found.

3) Property address: xx
According to the updated title report dated 12/xx/2022, the subject mortgage was originated on xx
Chain of assignment has been completed. Last assignment is with the xx
No active liens and judgments have been found.
Annual combined taxes for the year of 2022 are due in the amount of xx which was due on 12/xx/2022.
No prior year delinquent taxes have been found.

4) Property address:xx
According to the updated title report dated 12/xx/2022, the subject mortgage was originated on 1xx
Chain of assignment has been completed. Last assignment is with the xx
No active liens and judgments have been found.
Annual combined taxes for the year of 2022 are due in the amount of xx which was due on 12/xx/2022.
No prior year delinquent taxes have been found.

5) Property address: xx
According to the updated title report dated 12/xx/2022, the subject mortgage was originated on xx
Chain of assignment has been completed. Last assignment is with the xx
No active liens and judgments have been found.
Annual combined taxes for the year of 2022 are due in the amount of xx which was due on 12/xx/2022.
No prior year delinquent taxes have been found.

6) Property address: xx
According to the updated title report dated 12/xx/2022, the subject mortgage was originated onxx
Chain of assignment has been completed. Last assignment is with the xx
No active liens and judgments have been found.
Annual combined taxes for the year of 2022 are due in the amount of xx which was due on 12/xx/2022.
No prior year delinquent taxes have been found.

7) Property address: xx
According to the updated title report dated 12/xx/2022, the subject mortgage was originated on 1xx
Chain of assignment has been completed. Last assignment is with the xx
No active liens and judgments have been found.
Annual combined taxes for the year of 2022 are due in the amount of xx which was due on 12/xx/2022.
No prior year delinquent taxes have been found.

8) Property address:xx
According to the updated title report dated 12/xx/2022, the subject mortgage was originated on xx
Chain of assignment has been completed. Last assignment is with the xx
No active liens and judgments have been found.
Annual combined taxes for the year of 2022 are due in the amount of zz which was due on 12/xx/2022.
No prior year delinquent taxes have been found.

9) Property address:xx
According to the updated title report dated 12/xx/2022, the subject mortgage was originated on xx
Chain of assignment has been completed. Last assignment is with the xx
No active liens and judgments have been found.
Annual combined taxes for the year of 2022 are due in the amount of xx which was due on 12/xx/2022.
No prior year delinquent taxes have been found.

10) Property address: xx
According to the updated title report dated 12/xx/2022, the subject mortgage was originated on xx
Chain of assignment has been completed. Last assignment is with the xx
No active liens and judgments have been found.
Annual combined taxes for the year of 2022 are due in the amount of xx which was due on 12/xx/2022.
No prior year delinquent taxes have been found.

11) Property address:xx
According to the updated title report dated 12/xx/2022, the subject mortgage was originated on xx
Chain of assignment has been completed. Last assignment is with the xx
No active liens and judgments have been found.
Annual combined taxes for the year of 2022 are due in the amount of xx which was due on 12/xx/2022.
No prior year delinquent taxes have been found.

12) Property address:xx
According to the updated title report dated 12/xx/2022, the subject mortgage was originated onxx
No assignment has been found. Last assignment is with the lender xx
No active liens and judgments have been found.
Annual combined taxes for the year of 2022 are due in the amount of xx which was due on 12/xx/2022.
No prior year delinquent taxes have been found.

13) Property address: xx
According to the updated title report dated 12/xx/2022, the subject mortgage was originated onxx
Chain of assignment has been completed. Last assignment is with the xx
No active liens and judgments have been found.
Annual combined taxes for the year of 2022 are due in the amount of xx which was due on 12/xx/2022.
No prior year delinquent taxes have been found.	As per the payment history as of 11/xx/2022, the borrower is currently making the regular payments and the next due date is 12/xx/2022. Last payment was received on 11/xx/2022 in the amount of $xx. Current P&I is $8503.36 and the interest rate of 4.500%. The new UPB is reflected in the amount of $1,639,411.44.	Collections Comments:The loan present status is performing.
As per the payment history as of 11/xx/2022, the borrower is currently making the regular payments and the next due date is 12/xx/2022. Last payment was received on 11/xx/2022 in the amount of $xx. Current P&I is $8503.36 and the interest rate of 4.500%. The new UPB is reflected in the amount of $1,639,411.44.
No foreclosure activity has been found.
No bankruptcy details have been found.
Subject property occupancy is unable to be determined.
As per the latest comments, there is no damage reported on subject properties.
Unable to confirm the current employment details as the final application is missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field:xx
Fxx
Field:xx
Field: Original Stated P&I   Loan Value: $8441.37   Tape Value: $8503.36   Variance: $-61.99   Variance %: -0.72900%   Comment: Note dated 10/xx/2021 reflects Original Stated P&I as    Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Note does not reflect Prepayment Penalty.   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Term Months   Loan Value: Not Applicable   Tape Value:    Variance:    Variance %:    Comment: Note does not reflect Prepayment Penalty Term.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Final CD reflects Purpose of refinance as Cash-out. Tape Source: Initial Tape Type:	1: Acceptable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
																																																																																																																		Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
49091431	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	$19,346.00	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$7,412.92	4.450%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	768	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	1) Property address: xx
According to the updated title report dated 11/xx/2022, the subject mortgage was originated on xx
The chain of assignment has not been completed. Currently, the assignment is with xx
No active judgments or liens have been found.
Annual combined taxes of 2022 are due in the amount of xx
No prior year delinquent taxes have been found.

2) Property address: xx
According to the updated title report dated 12/xx/2022, the subject mortgage was originated on xx
The chain of assignment has not been completed. Currently, the assignment is withxx
No active judgments or liens have been found.
Annual combined taxes of 2022 are due in the amount of xx
No prior year delinquent taxes have been found.

3) Property address:xx
According to the updated title report dated 12/xx/2022, the subject mortgage was originated on xx
The chain of assignment has not been completed. Currently, the assignment is with xx
No active judgments or liens have been found.
Annual combined taxes of 2022 are due in the amount of xx
No prior year delinquent taxes have been found.

4) Property address:xx
According to the updated title report dated 12/xx/2022, the subject mortgage was originated on xx
The chain of assignment has not been completed. Currently, the assignment is withxx
No active judgments or liens have been found.
Annual combined taxes of 2022 are due in the amount of xx
No prior year delinquent taxes have been found.

5) Property address:xx
According to the updated title report dated 12/xx/2022, the subject mortgage was originated on xx
The chain of assignment has not been completed. Currently, the assignment is with xx
No active judgments or liens have been found.
Annual combined taxes of 2022 are due in the amount of xx
No prior year delinquent taxes have been found.

6) Property address: xx
According to the updated title report dated 12/xx/2022, the subject mortgage was originated xx
The chain of assignment has not been completed. Currently, the assignment is withxx No active judgments or liens have been found.
Annual combined taxes of 2022 are due in the amount of xx
No prior year delinquent taxes have been found.

7) Property address:xx
According to the updated title report dated 12/xx/2022, the subject mortgage was originated xx
The chain of assignment has not been completed. Currently, the assignment is with xx
No active judgments or liens have been found.
Annual combined taxes of 2022 are due in the amount of xx
No prior year delinquent taxes have been found.

8) Property address:xx
According to the updated title report dated 12/xx/2022, the subject mortgage was originated on xx
The chain of assignment has not been completed. Currently, the assignment is with xx
No active judgments or liens have been found.
Annual combined taxes of 2022 are due in the amount of xx
No prior year delinquent taxes have been found.

9) Property address: xx
According to the updated title report dated 12/xx/2022, the subject mortgage was originated on xx
The chain of assignment has not been completed. Currently, the assignment is withxx
No active judgments or liens have been found.
Annual combined taxes of 2022 are due in the amount of xx
No prior year delinquent taxes have been found.

10) Property address:xx
According to the updated title report dated 12/xx/2022, the subject mortgage was originated on xx
The chain of assignment has not been completed. Currently, the assignment is with xx
No active judgments or liens have been found.
Annual combined taxes of 2022 are due in the amount of xx
No prior year delinquent taxes have been found.

11) Property address: xx.
According to the updated title report dated 12/xx/2022, the subject mortgage was originated on xx
The chain of assignment has not been completed. Currently, the assignment is withxx
No active judgments or liens have been found.
Annual combined taxes of 2022 are due in the amount of xx
No prior year delinquent taxes have been found.

12) Property addressxx
According to the updated title report dated 12/xx/2022, the subject mortgage was originated onxx
The chain of assignment has not been completed. Currently, the assignment is with xx
No active judgments or liens have been found.
Annual combined taxes of 2022 are due in the amount of xx
No prior year delinquent taxes have been found.	According to payment history as of 11/xx/2022, the borrower is current with the loan and the next due date for payment is 12/xx/2022. The last payment was received on 11/xx/2022 in the amount of $xx which was applied for due date 11/xx/2022. The current P&I is $xx and current PITI is $xx with an interest rate of 4.450%. The current UPB reflected as per the payment history is $1,441,435.95.	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of 11/xx/2022, the borrower is current with the loan and the next due date for payment is 12/xx/2022. The last payment was received on 11/xx/2022 in the amount of $xx which was applied for due date 11/xx/2022. The current P&I is $xx and current PITI is $xx with an interest rate of 4.450%. The current UPB reflected as per the payment history is $1,441,435.95.

Unable to confirm the current employment details as the final and initial application is missing.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: B1 Credit Score Loan Value: 768 Tape Value: 781 |---| -13 |----| -1.66453% Comment: Tape Source: Initial Tape Type:
Field: Borrower xx
Field:xx
Field: Prepayment Penalty Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Note does not reflect Prepayment Penalty.   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Term Months   Loan Value: Not Applicable   Tape Value: 61   Variance:    Variance %:    Comment: Note does not reflect Prepayment Penalty Term.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Final CD reflects Purpose of refinance as Cash-out. Tape Source: Initial Tape Type:	1: Acceptable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
																																																																																																																		Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
21533294	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	No	Not Applicable	First	$0.00	$23,488.48	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$13,443.02	4.670%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	5 + Family	xx	xx	Investor	Yes	Yes	No	786	Not Applicable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	1) Property address:xx
According to the updated title report dated 11/xx/2022, the subject mortgage was originated on xx
The chain of assignment has not been completed. Currently, the assignment is with xx

2) Property address: xx
According to the updated title report dated 12/xx/2022, the subject mortgage was originated onxx
The chain of assignment has not been completed. Currently, the assignment is with xx

3) Property address: xx
According to the updated title report dated 12/xx/2022, the subject mortgage was originated on xx
The chain of assignment has not been completed. Currently, the assignment is with xx

4) Property address: xx
According to the updated title report dated 12/xx/2022, the subject mortgage was originated onxx
The chain of assignment has not been completed. Currently, the assignment is withxx

5) Property address:xx
According to the updated title report dated 12/xx/2022, the subject mortgage was xx
The chain of assignment has not been completed. Currently, the assignment is withxx
No active judgments or liens have been found.
1st combined taxes of 2021 have been paid in the amount of xx on 07/xx/2022.
2nd combined taxes of 2021 have been paid in the amount of xx on 08/xx/2022.
No prior year delinquent taxes have been found.
There is one junior mortgage recorded on 08/xx/2022 in the amount of xx	According to the payment history as of 11/xx/2022, the borrower is currently performing and the next due date for payment is 12/xx/2022. The last payment was received on 11/xx/2022 in the amount of $xx which was applied for due date 11/xx/2022. The current P&I is in the amount of $xx and current PITI is in the amount of $xx with an interest rate of 4.670%. The current UPB reflected as per the payment history is in the amount of $2,279,349.49.	Collections Comments:The loan is performing.

According to the payment history as of 11/xx/2022, the borrower is currently performing and the next due date for payment is 12/xx/2022. The last payment was received on 11/xx/2022 in the amount of $xx which was applied for due date 11/xx/2022. The current P&I is in the amount of $xx and current PITI is in the amount of $xx with an interest rate of 4.670%. The current UPB reflected as per the payment history is in the amount of $2,279,349.49.

There is no indication of post-closing bankruptcy or foreclosure proceedings.

Unable to determine the current employment details as the final application is missing from the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: xxTape Source: Initial Tape Type:
Field: Borrower Last Name  xx
Field: Original Stated P&I   Loan Value: $13443.02   Tape Value: $13317.80   Variance: $125.22   Variance %: 0.94024%   Comment: The underwriter summary reflects payment of    Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Note does not reflect Prepayment Penalty.   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Term Months Loan Value: Not Applicable Tape Value: 60 Variance: Variance %: Comment: Note does not reflect Prepayment Penalty Term. Tape Source: Initial Tape Type:	1: Acceptable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
																																																																																																																		Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
19729017	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$43,549.35	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$19,546.29	5.000%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	732	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	1) Property address: xx
The review of the updated title report dated 11/xx/2022 reflects that the subject mortgage was originated on xx
The chain of the assignment has been completed. Currently, the mortgage assignment is withxx
No active liens and judgments have been found against the borrower and the property.
1st and 2nd half town taxes of 2023 are due on 5/xx/2023 in the amount of xx
No prior year’s delinquent taxes have been found.

2) Property address: xx
The review of the updated title report dated 11/xx/2022 reflects that the subject mortgage was originated on 03/xx/2022 with the lender xx
The chain of the assignment has been completed. Currently, the mortgage assignment is with xx
There is prior mechanical lien active against the borrower in favor of xx21.
1st and 2nd half town taxes of 2023 are due on 2/xx/2023 and 5/xx/2023 respectively in the total amount of $xx.
No prior year’s delinquent taxes have been found.

3) Property addressxx
The review of the updated title report dated 11/xx/2022 reflects that the subject mortgage was originated onxx
The chain of the assignment has been completed. Currently, the mortgage assignment is withxx.
There is prior judgment (mechanics lien) active against the borrower in favor ofxx
1st and 2nd half town taxes of 2023 are due on 2/xx/2023 and 5/xx/2023 respectively in the total amount of xx
No prior year’s delinquent taxes have been found.

4) Property address: xx
The review of the updated title report dated 11/xx/2022 reflects that the subject mortgage was originated onxx
The chain of the assignment has been completed. Currently, the mortgage assignment is with xx
1st and 2nd half town taxes of 2023 are due on 2/xx/2023 and 5/xx/2023 respectively in the total amount of xx
No prior year’s delinquent taxes have been found.

5) Property address:xx
The review of the updated title report dated 11/xx/2022 reflects that the subject mortgage was originatedxx
The chain of the assignment has been completed. Currently, the mortgage assignment is with Cxx
No active liens and judgments have been found against the borrower and the property.
1st and 2nd half town taxes of 2023 are due on 2/xx/2023 and 5/xx/2023 respectively in the total amount of xx
No prior year’s delinquent taxes have been found.

6) Property address: xx
The review of the updated title report dated 11/xx/2022 reflects that the subject mortgage was originated onxx
The chain of the assignment has been completed. Currently, the mortgage assignment is with xx
There is prior judgment active against the borrower in favor of xx
1st and 2nd half town taxes of 2023 are due on 5/xx/2023 in the amount of xx
No prior year’s delinquent taxes have been found.

7) Property address:xx
The review of the updated title report dated 11/xx/2022 reflects that the subject mortgage was originated on xx
The chain of the assignment has been completed. Currently, the mortgage assignment is with  xx
There is prior mechanical lien active against the borrower in favor ofxx
1st and 2nd half town taxes of 2023 are due on 2/xx/2023 and 5/xx/2023 respectively in the total amount of $1614.12.
No prior year’s delinquent taxes have been found.

8) Property address:xx
The review of the updated title report dated 11/xx/2022 reflects that the subject mortgage was originated onx
The chain of the assignment has been completed. Currently, the mortgage assignment is with x
There is prior judgment active against the borrower in favor ofxx
1st and 2nd half town taxes of 2023 are due on 5/xx/2023 in the amount of xx
No prior year’s delinquent taxes have been found.

9) Property addressxx
The review of the updated title report dated 11/xx/2022 reflects that the subject mortgage was originated xx
The chain of the assignment has been completed. Currently, the mortgage assignment is withxx
There is prior judgment active against the borrower in favor of xx
1st and 2nd half town taxes of 2023 are due on 5/xx/2023 in the amount of xx
No prior year’s delinquent taxes have been found.

10) Property address:xx
The review of the updated title report dated 11/xx/2022 reflects that the subject mortgage was originated on xx
The chain of the assignment has been completed. Currently, the mortgage assignment is with xx
There are prior three state tax liens active against the borrower on favor ofxx
There are two prior judgments active against the borrower in favor of different plaintiff’s in the amount of xx Both were recorded on different dates.
1st and 2nd half town taxes of 2023 are due on 5/xx/2023 in the amount of xx
No prior year’s delinquent taxes have been found.

11) Property address:xx
The review of the updated title report dated 11/xx/2022 reflects that the subject mortgage was originated on xx
The chain of the assignment has been completed. Currently, the mortgage assignment is with xx
1st and 2nd half town taxes of 2023 are due on 2/xx/2023 and 5/xx/2023 respectively in the total amount of xx
No prior year’s delinquent taxes have been found.

12) Property address: xx
The review of the updated title report dated 11/xx/2022 reflects that the subject mortgage was originatedxx
The chain of the assignment has been completed. Currently, the mortgage assignment is with xx
There is prior judgment active against the borrower in favor of xxx
1st and 2nd half town taxes of 2023 are due on 5/xx/2023 in the amount of xx
No prior year’s delinquent taxes have been found.

13) Property address: xx
The review of the updated title report dated 11/xx/2022 reflects that the subject mortgage was originated on xx
The chain of the assignment has been completed. Currently, the mortgage assignment is xx
No active liens and judgments have been found against the borrower and the property.
1st and 2nd half town taxes of 2023 are due on 2/xx/2023 and 5/xx/2023 respectively in the total amount of xx
No prior year’s delinquent taxes have been found.

14) Property address: xx
The review of the updated title report dated 11/xx/2022 reflects that the subject mortgage was originated onxx
The chain of the assignment has been completed. Currently, thexx
1st and 2nd half town taxes of 2023 are due on 5/xx/2023 in the amount of xx
No prior year’s delinquent taxes have been found.

15) Property address: xx
The review of the updated title report dated 11/xx/2022 reflects that the subject mortgage was originated onxx
The chain of the assignment has been completed. Currently, the mortgage assignment is xx
There is prior judgment active against the borrower in favor ofxx
1st and 2nd half town taxes of 2023 are due on 5/xx/2023 in the amount of xx
No prior year’s delinquent taxes have been found.

16) Property address:xx
The review of the updated title report dated 11/xx/2022 reflects that the subject mortgage was originated onxx
The chain of the assignment has been completed. Currently, the mortgage assignment is xx
There is prior judgment active against the borrower in favor of xx.
1st and 2nd half town taxes of 2023 are due on 2/xx/2023 and 5/xx/2023 respectively total in the amount of xx
No prior year’s delinquent taxes have been found.

17) Property address:xx
The review of the updated title report dated 11/xx/2022 reflects that the subject mortgage was originated oxx
The chain of the assignment has been completed. Currently, the mortgage assignment is xx
There is prior judgment active against the borrower in favor ofxx
1st and 2nd half town taxes of 2023 are due on 5/xx/2023 in the amount of xx
No prior year’s delinquent taxes have been found.

18) Property address:xx
The review of the updated title report dated 11/xx/2022 reflects that the subject mortgage was originated on xx
The chain of the assignment has been completed. Currently, the mortgage assignment is with CAF Term Borrower xx
No active liens and judgments have been found against the borrower and the property.
1st and 2nd half town taxes of 2023 are due on 5/xx/2023 in the amount of xx
No prior year’s delinquent taxes have been found.

19) Property address: xx
The review of the updated title report dated 11/xx/2022 reflects that the subject mortgage was originated oxx
The chain of the assignment has been completed. Currently, the mortgage assignment is withxx
There was certificate of sale for unpaid municipal lien active against the subject property recorded on 7/xx/2020 in favor ofxx
There are five prior judgments active against the borrower in favor of different plaintiff’s in the total amount of x All were recorded on different dates.
1st and 2nd half town taxes of 2023 are due on 5/xx/2023 in the amount of xx
No prior year’s delinquent taxes have been found.

20) Property address:xx
The review of the updated title report dated 11/xx/2022 reflects that the subject mortgage was originated xx
The chain of the assignment has been completed. Currentlyxx
No active liens and judgments have been found against the borrower and the property.
1st and 2nd half town taxes of 2023 are due on 5/xx/2023 in the amount of xx
No prior year’s delinquent taxes have been found.

21) Property addressxx
The review of the updated title report dated 11/xx/2022 reflects that the subject mortgage was originated onxx
The chain of the assignment has been completed. Currently, the mortgage assignment is withxx
No active liens and judgments have been found against the borrower and the property.
1st and 2nd half town taxes of 2023 are due on 2/xx/2023 and 5/xx/2023 respectively in the total amount of xx
No prior year’s delinquent taxes have been found.

22) Property address: xx
The review of the updated title report dated 11/xx/2022 reflects that the subject mortgage was originated on xx
The chain of the assignment has been completed. Currently, the mortgage assignment is with xx
There is prior hospital lien active in favor ofxx
There are multiple judgments active against the borrower in favor of different plaintiffs in the total amount of xx All were recorded on different dates.
1st and 2nd half town taxes of 2023 are due on 5/xx/2023 in the amount of $1970.11.
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of 11/xx/2022, the loan is currently performing and the next due date for the regular payment is 12/xx/2022. The last payment was received on 11/xx/2022 total in the amount of PITI $xx which includes P&I $xx with the rate of interest 5.000%, which was applied for the due date of 11/xx/2022. The UPB reflected in the latest payment history is $3,582,664.10.	Collections Comments:According to the review of the servicing comments, the current status of loan is performing. The next due date for the regular payment is 12/xx/2022. The UPB reflected in the latest payment history is in the amount of $3,582,664.10.
No comments have been found regarding reason for default.
Employment details are not available.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition.
Updated
The collection comment history is incomplete. The collection comments are available from 04/xx/2023 to 07/xx/2024.We are missing the latest 24 months of collection comments for review. The collection comments are missing from 08/xx/2022 to 03/xx/2023.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field:xx
Field: Debt Service Coverage Ratio (DSCR)   Loan Value: 1.76   Tape Value: 1.46   Variance: 0.30   Variance %: 20.54794%   Comment: Monthly rent as per Appraisal equals $xx and monthly PITIA of Subject property equals $xx DSCR equals 1.79.   Tape Source: Initial   Tape Type:
Field: xx
Field: Prepayment Penalty Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Note does not reflect Prepayment Penalty.   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Term Months Loan Value: Not Applicable Tape Value: 60 Variance: Variance %: Comment: Note does not reflect Prepayment Penalty Term. Tape Source: Initial Tape Type:	1: Acceptable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
																																																																																																																		Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5983913	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	Other	$425.00	$54,722.70	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$8,492.99	3.800%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	1) Property address: xx
As per the updated title report dated 11/xx/22, the subject mortgage was originated on xx The chain of assignment is completed. The latest assignment is from xx. There is title lien fee pending for this property hence the foreclosure tag is still not removed.. The cumulative taxes are paid in the amount of xx

2) Property address:xx
As per the updated title report dated 11/xx/22, the subject mortgage was originated on xx The chain of assignment is completed. The latest assignment is from xxNo active judgment and liens found against borrower/subject property. The cumulative taxes are paid in the amount of xx

3) Property address: xx As per the updated title report dated 11/xx/22, the subject mortgage was originated on xx. The chain of assignment is completed. The latest assignment is from xx No active judgment and liens found against borrower/subject property. The cumulative taxes are paid in the amount of x

4) Property address:xx
As per the updated title report dated 11/xx/22, the subject mortgage was originated on xxThe chain of assignment is completed. The latest assignment is from xx. No active judgment and liens found against borrower/subject property. The cumulative taxes are paid in the amount of xx

5) Property address: xx
As per the updated title report dated 11/xx/22, the subject mortgage was originated on xx The chain of assignment is completed. The latest assignment is from xx. No active judgment and liens found against borrower/subject property. The cumulative taxes are paid in the amount of xx

6) Property address: xx
As per the updated title report dated 11/xx/22, the subject mortgage was originated oxxThe chain of assignment is completed. The latest assignment is from xx. No active judgment and liens found against borrower/subject property. The cumulative taxes are paid in the amount of xx

7) Property address: xx
As per the updated title report dated 11/xx/22, the subject mortgage was originated on xx The chain of assignment is completed. The latest assignment is from xx No active judgment and liens found against borrower/subject property. The cumulative taxes are paid in the amount of xx

8) Property address:xx
As per the updated title report dated 11/xx/22, the subject mortgage was originated onxxThe chain of assignment is completed. The latest assignment is from xx No active judgment and liens found against borrower/subject property. The cumulative taxes are paid in the amount of $245.44.

9) Property address: xx
As per the updated title report dated 11/xx/22, the subject mortgage was originated onxxThe chain of assignment is completed. The latest assignment is from xx As per the updated title report dated 11/xx/2022 there is a special assessment lien against the subject property in the amount of $308. Recording details are not provided.
The cumulative taxes are paid in the amount of $311.08.

10) Property address: xx
As per the updated title report dated 12/xx/22, the subject mortgage was originated on 0xx The chain of assignment is completed. The latest assignment is from xx No active judgment and liens found against borrower/subject property. The cumulative taxes are paid in the amount of xx

11) Property address: xx
As per the updated title report dated 12/xx/22, the subject mortgage was originated on xx The chain of assignment is completed. The latest assignment is from xx No active judgment and liens found against borrower/subject property. The cumulative taxes are paid in the amount of xx

12) Property address: xx
As per the updated title report dated 11/xx/22, the subject mortgage was originated on xx The chain of assignment is completed. The latest assignment is from xxNo active judgment and liens found against borrower/subject property. The cumulative taxes are paid in the amount of xx

13) Property address:xx
As per the updated title report dated 11/xx/22, the subject mortgage was originated on xx The chain of assignment is completed. The latest assignment is from xx. No active judgment and liens found against borrower/subject property. The cumulative taxes are paid in the amount of xx

14) Property address: xx. As per the updated title report dated 11/xx/22, the subject mortgage was originated on xx. The chain of assignment is completed. The latest assignment is from xxborrower xx No active judgment and liens found against borrower/subject property. The cumulative taxes are paid in the amount of xx

15) Property address: xx
As per the updated title report dated 11/xx/22, the subject mortgage was originated on xx The chain of assignment is completed. The latest assignment is from xx. No active judgment and liens found against borrower/subject property. The cumulative taxes are paid in the amount of xx

16) Property address: xx
As per the updated title report dated 12/xx/22, the subject mortgage was originated on xx The chain of assignment is completed. The latest assignment is from xx No active judgment and liens found against borrower/subject property. The cumulative taxes are paid in the amount of xx

17) Property address:xx
As per the updated title report dated 11/xx/22, the subject mortgage was originated on 0xx The chain of assignment is completed. The latest assignment is from xxNo active judgment and liens found against borrower/subject property. The cumulative taxes are paid in the amount of xx

18) Property address:xx
As per the updated title report dated 12/xx/22, the subject mortgage was originated on xxThe chain of assignment is completed. The latest assignment is from xx. No active judgment and liens found against borrower/subject property. The cumulative taxes are paid in the amount of xx

19) Property address: xx
As per the updated title report dated 12/xx/22, the subject mortgage was originated onxxThe chain of assignment is completed. The latest assignment is from xx. No active judgment and liens found against borrower/subject property. The cumulative taxes are paid in the amount of xx

20) Property address:xx
As per the updated title report dated 12/xx/22, the subject mortgage was originated onxx The chain of assignment is completed. The latest assignment is from xx. No active judgment and liens found against borrower/subject property. The cumulative taxes are paid in the amount of xx

21) Property address:xx
As per the updated title report dated 12/xx/22, the subject mortgage was originated on xxThe chain of assignment is completed. The latest assignment is from xx. No active judgment and liens found against borrower/subject property. The cumulative taxes are paid in the amount of xx

22) Property address: xx
As per the updated title report dated 12/xx/22, the subject mortgage was originated on xx The chain of assignment is completed. The latest assignment is from xx No active judgment and liens found against borrower/subject property. The cumulative taxes are paid in the amount of xx

23) Property address: xx
As per the updated title report dated 12/xx/22, the subject mortgage was originated on xx. The chain of assignment is completed. The latest assignment is from xx. No active judgment and liens found against borrower/subject property. The cumulative taxes are paid in the amount of xx

24) Property address:xx
As per the updated title report dated 12/xx/22, the subject mortgage was originated onxxThe chain of assignment is completed. The latest assignment is from xx. No active judgment and liens found against borrower/subject property. The cumulative taxes are paid in the amount of xx

25) Property address: xx
As per the updated title report dated 12/xx/22, the subject mortgage was originated on xx The chain of assignment is completed. The latest assignment is from xx. No active judgment and liens found against borrower/subject property. The cumulative taxes are paid in the amount of xx

26) Property address:xx
As per the updated title report dated 12/xx/22, the subject mortgage was originated on xxThe chain of assignment is completed. The latest assignment is from xx No active judgment and liens found against borrower/subject property. The cumulative taxes are paid in the amount of xx

27) Property address: xx
As per the updated title report dated 12/xx/22, the subject mortgage was originated on xxThe chain of assignment is completed. The latest assignment is from xx No active judgment and liens found against borrower/subject property. The cumulative taxes are paid in the amount of xx

28) Property address: xx
As per the updated title report dated 12/xx/22, the subject mortgage was originated on xx The chain of assignment is completed. The latest assignment is from xx No active judgment and liens found against borrower/subject property. The cumulative taxes are paid in the amount of xx

29) Property address: xx
As per the updated title report dated 12/xx/22, the subject mortgage was originated on xx. The chain of assignment is completed. The latest assignment is from xx No active judgment and liens found against borrower/subject property. The cumulative taxes are paid in the amount of xx

30) Property address: xx.
As per the updated title report dated 12/xx/22, the subject mortgage was originated on xxThe chain of assignment is completed. The latest assignment is from xx. No active judgment and liens found against borrower/subject property. The cumulative taxes are paid in the amount of xx

31) Property address:xx
As per the updated title report dated 12/xx/22, the subject mortgage was originated on xx The chain of assignment is completed. The latest assignment is from xx
There is prior mortgage in the favor ofxx
There are 3 judgments recorded againstxxTxx.

32) Property address:xx
As per the updated title report dated 12/xx/22, the subject mortgage was originated on xx
There is prior mortgage in the favor of xx
There are 3 judgments recorded against xx
33) Property address: xx
As per the updated title report dated 12/xx/22, the subject mortgage was originated on xxThe chain of assignment is completed. The latest assignment is from xx There is prior mortgage in the favor ofxx in the amount xx
There are 3 judgments recorded againstxx                                                                                                    r
34) Property address:xx
As per the updated title report dated 12/xx/22, the subject mortgage was originated on xxThe chain of assignment is completed. The latest assignment is from xx There is prior mortgage in the favor ofxx
There are 3 judgments recorded againstxx.

35) Property address: xx
As per the updated title report dated 12/xx/22, the subject mortgage was originated on xx The chain of assignment is completed. The latest assignment is from xx There is prior mortgage in the favor ofxx
There are 3 judgments recorded against xx.

36) Property address: xx
As per the updated title report dated 12/xx/22, the subject mortgage was originated on xx. The chain of assignment is completed. The latest assignment is from xx. There is prior mortgage in the favor of xx
There are 3 judgments recorded against xx.	According to latest payment history as of 11/xx/2022, the borrower is current with the loan and the next due date is 12/xx/2022. The last payment was received on 11/xx/2022 in the amount of $xx which was applied for the due date 11/xx/2022. The unpaid principal balance is reflected in the amount of $1,795,087.40. The current P&I is $xx and the interest rate is 3.800%.	Collections Comments:
The current status of the loan is performing.
According to latest payment history as of 11/xx/2022, the borrower is current with the loan and the next due date is 12/xx/2022. The last payment was received on 11/xx/2022 in the amount of $xx which was applied for the due date 11/xx/2022. The unpaid principal balance is reflected in the amount of $1,795,087.40. The current P&I is $xx and the interest rate is 3.800%.
According to comment history borrower's income was not impacted by the COVID.
As per the comment dated 8/xx/2022, the reserve request sent for the completion of repair for the amount of $xx on 8/xx/2022. Further details not provided.
Unable to determine the current employment details as the final application is missing from the loan file.

Update:No any additional information found in recent collection comments.
The collection comment history is incomplete. The collection comments are available from 04/xx/2023 to 07/xx/2024. We are missing the latest 24 months of collection comments for review. The collection comments are missing from 08/xx/2022 to 03/xx/2023.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Automated Appraisal Review Missing	Field: Borrowerxx
Field: xx
Field: Prepayment Penalty Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Note does not reflect Prepayment Penalty.   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Term Months Loan Value: Not Applicable Tape Value: 58 Variance: Variance %: Comment: Note does not reflect Prepayment Penalty Term. Tape Source: Initial Tape Type:	3: Curable	* Automated Appraisal Review Missing (Lvl 3) "Provide a copy of ARR (Appraisal Risk Review) or CDA (Collateral Desktop Analysis) for below mentioned properties as required by the guidelines.

Property List :-
xx

Resolved: Per lender corevest originated guidelines, secondary valuations are not required as appraisal is ordered through an AMC. However, the additional valuation will be required at the time of securitization - 12/27

01/xx/2023 - Not resolved - BPO received for all the properties but we still have negative >10% on "xx". We will still be require secondary valuation for this property.

02/xx/2023 - Not resolved. BPO received for xx reflecting a valuation of $xx a variance of (15.86%)."	Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable
Verification Type:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable
Verification Type:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
																																																																																																																		Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
8952992	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	Second	$0.00	$5,742.35	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$7,382.66	5.375%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	4 Family	xx	xx	Investor	Yes	Yes	No	690	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 11/xx/2022 shows that the subject mortgage was originated on xx
The chain of assignment is not  completed. The last assignment is withxx
Active mortgages, liens and judgments found against the borrower and property as follows:
1. There is a junior mortgage active against property in the favor of “xx
2. There is a certificate of municipal lien for the unpaid taxes of 2021 active against property in favor of “xx
3rd and 4th installment City taxes of 2022 have been due on different dates total in the amount of $xx.
Review of the payment history dated as of 12/xx/2022 reveals that borrower has been performing with the loan. The last payment was received in the amount of $7382.66 on 12/xx/2022 which was applied for the due date of 12/xx/2022. The next due date is 1/xx/2023. Current UPB as of date reflects in the provided payment history is in the amount of $1,301,780.53 and current interest rate as per payment history is 5.375%.	Collections Comments:The current status of the loan is performing.
Review of the payment history dated as of 12/xx/2022 reveals that borrower has been performing with the loan. The last payment was received in the amount of $7382.66 on 12/xx/2022 which was applied for the due date of 12/xx/2022. The next due date is 1/xx/2023. Current UPB as of date reflects in the provided payment history is in the amount of $1,301,780.53 and current interest rate as per payment history is 5.375%.
No foreclosure and bankruptcy evidence has been found.
No RFD has been found.
According to the collection comments, the subject property is owner occupied. No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: xx
Field: Number of Properties - Blanket   Loan Value:    Tape Value: 1   Variance: 2   Variance %: 200.00000%   Comment: Note reflect Number of Properties- Blanket is 3.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I Loan Value: $7382.66 Tape Value: $7444.14 Variance: $-61.48 Variance %: -0.82588% Comment: Note dated 12/xx/2021 reflects Original Stated P&I as $xx. Tape Source: Initial Tape Type:	1: Acceptable	Value:Not Applicable Date:Not Applicable Type:	Value:Not Applicable Date:Not Applicable Type:	No	Not Applicable	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
																																																																																																																		Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
84817143	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$11,792.92	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,304.48	5.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	5 + Family	xx	xx	Investor	Yes	Yes	No	794	791	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 11/xx/2022 shows that the subject mortgage was originated on xx

The chain of assignment has been completed. The last assignment is with xx

No active liens and judgments have been found against borrower and property.

There are no prior year real estate delinquent taxes.
Review of the payment history dated as of 12/xx/2022 reveals that borrower has been performing with loan. The last payment was received in the amount of $3304.48 on 12/xx/2022 which was applied for the due date of 12/xx/2022. The next due date is 1/xx/2023. Current UPB as of date reflects in the provided payment history is in the amount of $xx and current interest rate as per payment history is 5.75%.	Collections Comments:Review of the payment history dated as of 12/xx/2022 reveals that borrower has been performing with loan. The last payment was received in the amount of $3304.48 on 12/xx/2022 which was applied for the due date of 12/xx/2022. The next due date is 1/xx/2023. Current UPB as of date reflects in the provided payment history is in the amount of $xx and current interest rate as per payment history is 5.75%.
As per 1003 the borrower is owner for 3.0 years. The company name is not mentioned on 1003.
No RFD has been found.
According to the collection comments, the subject property is owner occupied. No damage or repairs have been found.

Update:-
No any additional information found in recent collection comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Debt Service Coverage Ratio (DSCR) Loan Value: 1.01 Tape Value: 1.15 |---| -0.14 |----| -12.17391% Comment: Monthly rent as per Appraisal equals $6683 and monthly PITIA of Subject property equals $4380.12 DSCR equals 1.39. Tape Source: Initial Tape Type:
Field: Original Stated P&I   Loan Value: $3304.48   Tape Value: $3333.26   Variance: $-28.78   Variance %: -0.86341%   Comment: Note dated 03/xx/2022 reflects Original Stated P&I as $3304.48.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Final CD reflects Purpose of Transaction as Cash-out. Tape Source: Initial Tape Type:	1: Acceptable	Value:Not Applicable Date:Not Applicable Type:	Value:Not Applicable Date:Not Applicable Type:	No	Not Applicable	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
																																																																																																																		Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
32849357	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,047.08	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,158.57	4.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	735	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	1) xx
As per the review of the updated title report dated 11/xx/2022, the subject mortgage was originated on xx
Chain of assignment has not been completed. Currently, the mortgage is with xx
No active judgments or liens have been found.
1st and 2nd installment county taxes of 2022 have been paid in the amount of xx
No prior year delinquent taxes have been found.

2) xx
As per the review of the updated title report dated 12/xx/2022, the subject mortgage was originated onxx
Chain of assignment has not been completed. Currently, the mortgage is with xx
No active judgments or liens have been found.
1st and 2nd installment county taxes of 2022 have been paid in the amount of xx
No prior year delinquent taxes have been found.

3) xx
As per the review of the updated title report dated 12/xx/2022, the subject mortgage was originated onxx
Chain of assignment has not been completed. Currently, the mortgage is with xx
No active judgments or liens have been found.
1st and 2nd installment county taxes of 2022 have been paid in the amount of xx
No prior year delinquent taxes have been found.

4) xx
As per the review of the updated title report dated 12/xx/2022, the subject mortgage was originated on xx
Chain of assignment has not been completed. Currently, the mortgage is with xx
No active judgments or liens have been found.
1st and 2nd installment county taxes of 2022 have been paid in the amount of xx
No prior year delinquent taxes have been found.	According to the payment history as of 12/xx/2022, the loan is performing. The last payment was received on 12/xx/2022, the payment applied date was 12/xx/2022 and the next due date for payment is 1/xx/2023. The P&I is in the amount of $xx and PITI is in the amount of $xx.The UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The loan is currently performing.
 According to the payment history as of 12/xx/2022, the loan is performing. The last payment was received on 12/xx/2022, the payment applied date was 12/xx/2022 and the next due date for payment is 1/xx/2023. The P&I is in the amount of $xx and PITI is in the amount of $xx.The UPB reflected as per the payment history is in the amount of $xx.
 No records for foreclosure and bankruptcy have been found.
No comment found regarding the damage and repair.
 As per the 1003, the borrower xx has been working at xx., as a “president” for 18 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: xx
Field: Debt Service Coverage Ratio (DSCR)   Loan Value: 1.20   Tape Value: 1.25   Variance: -0.05   Variance %: -4.00000%   Comment: Monthly rent as per Appraisal equals $xx and monthly PITIA of Subject property equals $xx DSCR equals 1.24.   Tape Source: Initial   Tape Type:
Field: xx
Field: Original Stated P&I Loan Value: $3158.57 Tape Value: $3182.70 Variance: $-24.13 Variance %: -0.75816% Comment: Note dated 03/xx/2022 reflects Original Stated P&I as $xx. Tape Source: Initial Tape Type:	1: Acceptable	Value: Date: Type:Desk Review	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
																																																																																																																		Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9225924	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$200.00	$2,335.22	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$719.24	3.625%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	47.922%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 11/xx/2022 shows that the subject mortgage was originated onxx
No chain of assignments have been found. However, the loan is with lenderxx.
No active judgments or liens have been found.
Taxes of 2022-2023 have been paid in the amount xx
Taxes of 2023 have been delinquent in the amount of xx which is good through till 12/xx/2022.	According to the payment history as of 11/xx/2022, the borrower is current with the loan and the last payment was received on 11/xx/2022 which was applied for 11/xx/2022 and the next due date for the payment is 12/xx/2022. The P&I is in the amount of $719.24 and PITI is in the amount of $986.08. The UPB reflected is in the amount of $xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing. According to the payment history as of 11/xx/2022, the borrower is current with the loan and the next due date for the payment is 12/xx/2022.
As per the comment dated 4/xx/2022, the borrower’s income is impacted due to covid-19.
No comments have been found regarding bankruptcy in the latest servicing comments.
No comments have been found regarding foreclosure in the latest servicing comments.
As per final application, the borrowerxx
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Bankruptcy (Post-Loan Origination)? Loan Value: No Tape Value: Yes |---| |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 5/xx/2024   Tape Value: 10/xx/2022   Variance: 579 (Days)   Variance %:    Comment: 11/xx/2022.   Tape Source: Initial   Tape Type:
																																																																																				Field:xx	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Subject property is NOO and approved at a DTI of 47.922%. Tape shows due to undisclosed debt final DTI is now at 56%."		* First Payment Date more than 2 Months after Settlement Date (Lvl 1) "First payment date 10/xx/2021 which is more than 2 months after settlement date 7/xx/2021."									Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
51975879	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,043.33	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$672.43	3.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	761	Not Applicable	45.061%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 12/xx/2022, the subject mortgage was originated onxx

There is no chain of assignment as the subject mortgage is with the original lender MERS as nominee forxx
No active liens and judgments have been found against borrower and property.

There are no prior year real estate delinquent taxes.
According to the payment history as of 11/xx/2022, the borrower is current with the loan. The last payment was received on 10/xx/2022, which was applied for the due date of 10/xx/2022 and the next due date for payment is 11/xx/2022. The P&I is in the amount of $672.43 and PITI is in the amount of $865.47. The UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 11/xx/2022, the borrower is current with the loan. The last payment was received on 10/xx/2022, which was applied for the due date of 10/xx/2022 and the next due date for payment is 11/xx/2022. The P&I is in the amount of $672.43 and PITI is in the amount of $865.47. The UPB reflected as per the payment history is in the amount of $xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence of damage or repairs has been found.
No evidence has been found regarding COVID-19.
The Covid-19 attestation is available located at “xx”.
As per the 1003, the borrower is working at “xx as an xx team case manager for 2 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Bankruptcy (Post-Loan Origination)? Loan Value: No Tape Value: Yes |---| |----| Comment: updated as per review. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value:    Tape Value: 10/xx/2022   Variance: 638 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field:xx:
Field: xx	3: Curable	* Intent to Proceed Missing (Lvl 3) "Intent to proceed is missing from the loan documents."
																																																																																							* Property Marketability Issues (Lvl 3) "Tape shows appraised value $xx is not supported by the comparable properties. According to field review concurs estimated appraised value should be $xx values of comparable properties are in the amount of $xx, $xx and $170.000.00. Current UPB $143K."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.06%, the borrower’s income was $xx and total expenses are in the amount of $xx and the loan was underwritten by LP xx		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
54398095	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$921.26	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,116.31	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	775	Not Applicable	48.618%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 12/xx/2022, the subject mortgage was originated on xx

There is no chain of assignment. Currently, the assignment is with original lender xx

No active judgments or liens have been found.

1st and 2nd county taxes of 2022 have been paid in the total amount of xx

No prior year delinquent taxes have been found.	According to payment history as of 11/xx/2022, the borrower is current with the loan and the next due date for payment is 12/xx/2022. The last payment was received on 11/xx/2022 in the amount of $xx which was applied for due date 11/xx/2022. The current P&I is $xx and current PITI is $xx with an interest rate of 3.250%. The current UPB reflected as per the payment history is $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 11/xx/2022, the borrower is current with the loan and the next due date for payment is 12/xx/2022. The last payment was received on 11/xx/2022 in the amount of $xx which was applied for due date 11/xx/2022. The current P&I is $xx and current PITI is $xx with an interest rate of 3.250%. The current UPB reflected as per the payment history is xx
As per final application, the borrower xx is working atxx
No comment pertaining to the damage on the subject property has been observed.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.

Update: No any additional information found in recent collection comments.
The collection comment history is incomplete. The collection comments are available from 01/xx/2023 to 07/xx/2024. We are missing the latest 24 months of collection comments for review. The collection comments are missing from 08/xx/2022 to 12/xx/2023.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Bankruptcy (Post-Loan Origination)? Loan Value: No Tape Value: Yes |---| |----| Comment: No post-close bankruptcy record has been found. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: 7/xx/2024   Tape Value: 9/xx/2022   Variance: 640 (Days)   Variance %:    Comment: Last payment was received on 11/xx/2022.   Tape Source: Initial   Tape Type:
Field: xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Subject loan is conventional secondary purchase & closed with 90% LTV. Tape shows unacceptable appraisal. Review of appraisal shows large adjustments in apparent attempt arrive at value. Comp 3 is closest and most similar and was sold for $xx, unadjusted. Subject sales price $xx. Elevated for client review."	* Intent to Proceed Missing (Lvl 3) "The borrower's intent to proceed is missing in loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.618% as the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by DU (xx		Minimal	Not Covered	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
57206888	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,425.00	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$983.91	4.625%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	54.743%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 11/xx/2022, the subject mortgage was originated onxx
The chain of assignment is with MERS as nominee forxx.
No active judgments or liens have been found against the borrower.
1st installment town taxes of 2022 have been paid on 6/xx/2022 in the amount of xx
According to the payment history as of 11/xx/2022, the borrower is current with the loan. The last payment was received on 11/xx/2022 which was applied for the due date of 11/xx/2022 and the next due date for payment is 12/xx/2022. The P&I is in the amount of $983.91 and PITI is in the amount of $xx. The UPB reflected is in the amount of $xx.	Collections Comments:As per the comment history, the current status of the loan is performing.
According to the payment history as of 11/xx/2022, the borrower is current with the loan. The last payment was received on 11/xx/2022 which was applied for the due date of 11/xx/2022 and the next due date for payment is 12/xx/2022. The P&I is in the amount of $983.91 and PITI is in the amount of $xx. The UPB reflected is in the amount of xx
The reason for default is unable to be determined.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
No evidence has been found regarding damage or repairs.
As per the 1003, the borrower is working atxx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	Field: Bankruptcy (Post-Loan Origination)? Loan Value: No Tape Value: Yes |---| |----| Comment: No. Tape Source: Initial Tape Type:
Field: xx
Field: Last Payment Received Date   Loan Value: 7/xx/2024   Tape Value: 10/xx/2022   Variance: 638 (Days)   Variance %:    Comment: 11/xx/2022.   Tape Source: Initial   Tape Type:
Field: xx:
Field: Mortgage Type   Loan Value:    Tape Value: Conventional   Variance:    Variance %:    Comment: FHA.   Tape Source: Initial   Tape Type:
Field:xx	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed initial LE delivery and timing test. Initial LE dated 2/xx/2022 delivered on 2/xx/2022 which is more than 3 business days from initial application date 2/xx/2022."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing in loan file."
* LE/CD Issue date test Fail (Lvl 3)     "Loan failed compliance ease delivery and timing test for initial loan estimate dated 2/xx/2022 and electronically signed on 2/xx/2022 which is greater than 3 days from the initial application date 2/xx/2022. Unable to determine delivery date due to missing document tracker. TRID is failing for timing of initial LE.

Loan failed the revised loan estimate delivery date test (prior to consummation) due to the revised loan estimate delivery date 04/xx/2022 which is on the consummation of the transaction date 04/xx/2022.

Loan failed the initial closing disclosure delivery date test due to initial CD dated 4/xx/2022 and electronically signed on 4/xx/2022 which is less than three business days before the consummation date 4/xx/2022.

Loan failed the TRID initial loan estimate date and initial closing disclosure date validation test due to initial closing disclosure receipt date 04/xx/2022 that is on or before any loan estimate delivery date 04/xx/2022."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows loan is uninsurable due to seller credit of $5000.00 was entered incorrectly on final CD. Purchase contract does not show any commitment from Seller for the credit of $5000.00. Subject loan closed with 54.743% DTI which is too high for manual underwriting."
* MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from loan documents."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed higher-priced mortgage loan test due to APR calculated 5.703% exceeds APR threshold of 5.420% over by +0.283%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 54.743% as the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by DU xx		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
42986954	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$239.27	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,935.67	2.750%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	22.980%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	47.521%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/xx/2022, the subject mortgage was originated on xx
No chain of assignment has been found. The current assignment is with xx
There are two prior civil judgments against the borrower in favor of different plaintiffs which were recorded on 4xx
There are two prior state tax liens against the borrower in favor of xx
There is state tax lien against the borrower in favor of xx
County taxes of 2022 have been paid in the amount of xx on 8/xx/2022.
No prior year delinquent taxes have been found.	According to the payment history as of 11/xx/2022, the borrower is current with the loan and the next due date for payment is 12/xx/2022. The last payment was received on 11/xx/2022 in the amount of $3061.09. The P&I is in the amount of $2935.67 with an interest rate of 2.750%. The UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The loan is performing.
According to the payment history as of 11/xx/2022, the borrower is current with the loan and the next due date for payment is 12/xx/2022. The last payment was received on 11/xx/2022 in the amount of $3061.09. The P&I is in the amount of $2935.67 with an interest rate of 2.750%. The UPB reflected as per the payment history is in the amount of $xx.
Currently, the borrower isxxNo information has been found regarding the foreclosure and bankruptcy.
Covid-19 attestation is available in the loan file located at “xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Bankruptcy (Post-Loan Origination)? Loan Value: No Tape Value: Yes |---| |----| Comment: Tape Source: Initial Tape Type:
Field:xx
Field: Last Payment Received Date   Loan Value: 6/xx/2024   Tape Value: 10/xx/2022   Variance: 628 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: xx
Field: Purpose of Refinance Per HUD-1   Loan Value: Change in Rate/Term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "Revised loan estimate & initial closing disclosure is missing from the loan file."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing in loan file."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows loan is uninsurable due to loan does not meet VA seasoning period requirement of 210 days."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan files."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Revised Loan Estimate is missing (Lvl 3) "Revised loan estimate is missing from the loan files."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.521% as the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by DU xx and its recommendation is “Approve/Eligible” with a DTI of 47.521%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
33709690	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	Other	$0.00	$0.00	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$381.03	4.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Co-op	xx	xx	Primary	Yes	Yes	No	778	Not Applicable	43.999%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 12/xx/2022 shows that the subject mortgage was originated xx
No assignments have been found. However, the loan is with lender xx.
There are two prior civil judgments in favor of different lien holders which were recorded on xx	According to the payment history as of 11/xx/2022, the borrower is current with the loan and the last payment was received on 11/xx/2022 which was applied for 11/xx/2022 and the next due date for the payment is 12/xx/2022. The P&I is $719.24 and PITI is $986.08. The UPB is $xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing. According to the payment history as of 11/xx/2022, the borrower is current with the loan and the next due date for the payment is 12/xx/2022.
No comments have been found regarding bankruptcy in the latest servicing comments.
No comments have been found regarding foreclosure in the latest servicing comments.
Covid-19 attestation is available in the loan file located at “xx
The subject property has been occupied by the owner.  Recent servicing comments do not have details regarding the damage.
As per final application, the borrowerxxForeclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Bankruptcy (Post-Loan Origination)? Loan Value: No Tape Value: Yes |---| |----| Comment: No. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: 6/xx/2024   Tape Value: 10/xx/2022   Variance: 623 (Days)   Variance %:    Comment: 11/xx/2022.   Tape Source: Initial   Tape Type:
Field:x:
Field: xx	4: Unacceptable	* Mortgage Not Recorded (Lvl 4) "As per loan security agreement, the subject mortgage was originated on 04/xx/2022, but the mortgage was not recorded. There is an unrecorded copy of the mortgage in the loan file located at “2022-xx.""	* Intent to Proceed Missing (Lvl 3) "Intent to proceed is missing from the loan documents."
																																																																																							* Property Marketability Issues (Lvl 3) "Tape shows that co-operative project can be approved by the project support. Further details not provided. Elevated for client review."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.99% as the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by LP xx and its recommendation is Accept with a DTI of 44%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
30215079	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$4,609.42	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,301.94	5.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	707	Not Applicable	44.907%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 11/xx/2022, the subject mortgage was originated xx
No chain of assignment has been found. Currently, assignment is with MERS as nominee for xx.
No active judgments or liens have been found against the borrower.
1st & 2nd installment combined taxes of 2022 have been paid on 5/xx/2022 & 11/xx/2022 in the amount of xx
No prior year’s delinquent taxes have been found.	According to a review of the payment history as of 10/xx/2022, the loan is currently performing and the next due date for the regular payment is 12/xx/2022. The last payment was received on 10/xx/2022 total in the amount of PITI $xx which includes P&I $xx with the rate of interest 5.375%, which was applied for the due date of 11/xx/2022. The UPB reflected in the latest payment history is in the amount of $xx.	Collections Comments:According to the review of the servicing comments, the current status of loan is performing. The next due date for the regular payment is 12/xx/2022. The UPB reflected in the latest payment history is in the amount of xx
No comments have been found regarding reason for default.
As per the 1003, the borrower’s employment details are not provided.
Covid-19 attestation is located at “xx
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage.

Update: No any additional information found in recent collection comments.
CC available from 08/xx/2022 to 11/xx/2022 and 01/xx/2023 to 07/xx/2024 and missing from 12/xx/2022 to 12/xx/2023.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Bankruptcy (Post-Loan Origination)? Loan Value: No Tape Value: Yes |---| |----| Comment: Tape Source: Initial Tape Type:
Field: xx
Field: Last Payment Received Date   Loan Value: 6/xx/2024   Tape Value: 10/xx/2022   Variance: 608 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: xx:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.907% as the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by manual underwriting."	* Intent to Proceed Missing (Lvl 3) "The borrower’s intent to proceed document is missing from the loan file."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "This is a manual underwritten loan and subject approved at 44.907%. This is an asset depletion loan program. Tape shows 100% of assets from Fidelity account were used which is incorrect as the portion of the account was stocks and bonds/ETFS so 70% portion should have been used. DTI may rise to 60.78%. Unable to rely on docs in file and unable to calc ATR."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4008236	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,684.81	2.375%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Mid Rise Condo (5-8 Stories)	xx	xx	Primary	Yes	Yes	No	675	Not Applicable	36.358%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/xx/2022, the subject mortgage was originated on xx. The chain of assignment is completed. The subject mortgage is with original lender. There are no active liens and judgments against the subject property and borrower. The county first and second installment taxes are exempted.	According to the review of the payment history as of 11/xx/2022, the borrower is current with the loan and next due date for payment is 12/xx/2022. The last payment was received on 11/xx/2022 in the amount of $xx which was applied for the due date of 11/xx/2022. The UPB reflected in the payment history is $xx.	Collections Comments:The current status of the loan is performing.
According to the review of the payment history as of 11/xx/2022, the borrower is current with the loan and next due date for payment is  12/xx/2022. The last payment was received on 11/xx/2022  in the amount of $xx which was applied for the due date of 11/xx/2022. The UPB reflected in the payment history is xx
No post-closing foreclosure and bankruptcy activity has been found.
According to final 1003, the borrower has been  working as a xx
The covid-19 attestation document is available at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Bankruptcy (Post-Loan Origination)? Loan Value: No Tape Value: Yes |---| |----| Comment: Tape Source: Initial Tape Type:
Fieldxx
Field: Last Payment Received Date   Loan Value: 7/xx/2024   Tape Value: 10/xx/2022   Variance: 624 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: xx
Field: Purpose of Refinance Per HUD-1   Loan Value: Limited Cash Out (GSE definition)   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan is closed with an appraisal. However, market conditions addendum is missing from the loan documents."
* ComplianceEase TILA Test Failed (Lvl 3)     "TILA finance charge disclosed on final CD as $xx. Calculated finance charge is $xx for an under disclosed amount of $174.00. Reason for finance charge under disclosure is unknown as the fee itemization is missing.

TILA foreclosure rescission finance charge disclosed on final CD as $xx1. Calculated finance charge is $xx for an under disclosed amount of $174.00. Reason for finance charge under disclosure is unknown as the fee itemization is missing."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing in loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows that the loan does not satisfy GNMA seasoning because there should be a waiting period or gap between the 210-day first payment date of the existing mortgage, which is being paid off and the closing of our new subject loans in VA refinance loans. The waiting period is not met in this loan."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
89625874	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,264.36	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,766.26	5.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	777	724	32.722%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/xx/2022, the subject mortgage was originated xx

There is no chain of assignment. Currently, the assignment is with original lender xx
No active judgments or liens have been found.

Annual county taxes of 2022 have been paid in the amount of xx on 09/xx/2022.

No prior year delinquent taxes have been found.	According to the payment history as of 11/xx/2022, the borrower is current with the loan and the next due date for payment is 12/xx/2022. The last payment was received on 11/xx/2022 in the amount of $xx which was applied for the due date 11/xx/2022. The current P&I is $xx and current PITI is $xx with an interest rate of 5.375%. The current UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 11/xx/2022, the borrower is current with the loan and the next due date for payment is 12/xx/2022. The last payment was received on 11/xx/2022 in the amount of $xx which was applied for the due date 11/xx/2022. The current P&I is $xx and current PITI is $xx with an interest rate of 5.375%. The current UPB reflected as per the payment history is xx
The loan has not been modified since origination.
The borrower has been working at xx
The covid attestation document is located atxx2”.
There is no indication of post-closing bankruptcy or foreclosure proceedings.

Update:
No any additional information found in recent collection comments
The collection comments are available from 8/xx/2022 to 11/xx/2022 and from 1/xx/2023 to 7/xx/2024. The collection comments are missing from 12/xx/2022 to 12/xx/2022.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Bankruptcy (Post-Loan Origination)? Loan Value: No Tape Value: Yes |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: 7/xx/2024   Tape Value: 10/xx/2022   Variance: 645 (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
																																																																																				Field:xx	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows there is an issue over the buildings replacement value to restore the building to current condition if property is damaged (missing MCOI documentation) which is required to meet FNMA/Freddie project guidelines. Subject is in xx. Elevated for client review."	* Intent to Proceed Missing (Lvl 3) "Intent to proceed is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
79818362	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$17,799.35	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,075.21	4.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	28.559%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/xx/2022, the subject mortgage was originated onxx
No assignments have been found. Currently, the assignment is with the original lender xx.
No active liens and judgments have been found against the borrower and subject property.
First, second, third and fourth installments of combined taxes for the year of 2022 have been paid in the amount of xx
School annual taxes for the year of 2022/2023 have been paid in the amount of xx on 9/xx/2022.
No prior year delinquent taxes have been found.

According to the latest payment history as of 11/xx/2022, the borrower is current with the loan and the next due date is 12/xx/2022. The last payment was received on 11/xx/2022 in the amount of $xx which was applied to the due date of 11/xx/2022. The current P&I is $xx and the interest rate is 4.990%. Also, there is principal curtailment for the total amount of $736.56. The unpaid principal balance is $xx.	Collections Comments:The current status of the loan is performing.
According to the latest payment history as of 11/xx/2022, the borrower is current with the loan and the next due date is 12/xx/2022. The last payment was received on 11/xx/2022 in the amount of $xx which was applied to the due date of 11/xx/2022. The current P&I is $xx and the interest rate is 4.990%. Also, there is principal curtailment for the total amount of xx The unpaid principal balance is xx
The loan has not been modified.
No foreclosure activity has been found.
No information pertaining to bankruptcy has been found.
The subject property occupancy and the reason for default are unable to be determined.
As per the comment dated 9/xx/2022, the window of the subject property was damaged and needed to be fixed. However, we are unable to determine whether the repairs have been completed or not.
As per the final application, the borrower has been working at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Bankruptcy (Post-Loan Origination)? Loan Value: No Tape Value: Yes |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: 7/xx/2024   Tape Value: 10/xx/2022   Variance: 638 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field:xx	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan failed Compliance Ease delivery and timing test for initial closing disclosure dated 06/xx/2022. Initial closing disclosure receipt date is 06/xx/2022 which is less than 3 business days before the consummation date 06/xx/2022."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing in loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Property Marketability Issues (Lvl 3) "Review of the appraisal report does not reflect any issue. However, the seller tape shows "Appraisal short/does not qualify/owned". Sales price $xx is not supported. Appraisal came in at $xx. Current UPB $xx. Further details not provided."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
53802038	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$10,183.24	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$6,024.76	2.625%	360	xx	xx	Conventional	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	Yes	727	Not Applicable	24.804%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 11/xx/2022 reflects that the subject mortgage was originated onxx
No chain of assignment has been found. Currently, the mortgage assignment is with xx
There is a real estate tax lien active against the subject property in the favor of Thexx
There is a prior mortgage active against the subject property in the favor of xx
Town taxes for the year of 2023 have been paid in the amount of xx
No prior year’s delinquent taxes have been found.

According to the review of the payment history as of 11/xx/2022, the borrower is performing with the loan. The payment applied date was 11/xx/2022 and the next due date for payment is 12/xx/2022. The P&I is in the amount of $xx and PITI is in the amount of $xx. The UPB reflected as per the payment history is in the amount of $1,472,293.25.	Collections Comments:The current status of the loan is performing.
According to the review of the payment history as of 11/xx/2022, the borrower is performing with the loan. The payment applied date was 11/xx/2022 and the next due date for payment is 12/xx/2022. The P&I is in the amount of $xx and PITI is in the amount of xx The UPB reflected as per the payment history is in the amount of xx
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
xx
Covid-19 attestation is located at xx
No comments have been found regarding damage. The subject property is occupied by the owner.
As per final application, the borrower xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Bankruptcy (Post-Loan Origination)? Loan Value: No Tape Value: Yes |---| |----| Comment: No. Tape Source: Initial Tape Type:
Field:xx
Field: Last Payment Received Date   Loan Value: 7/xx/2024   Tape Value: 10/xx/2022   Variance: 619 (Days)   Variance %:    Comment: 11/xx/2022.   Tape Source: Initial   Tape Type:
Field: xx
Field: Purpose of Refinance Per HUD-1   Loan Value: No Cash-Out   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: No Cashout.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: PUD. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated 08/xx/2021 reflects the sum of Section C fees and Recording fee at $xx. However, CD dated 12/xx/2021 reflects the sum of Section C and Recording fee at $xx. This is a cumulative increase of $608.50 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's Intent to proceed is missing in loan file."
* Loan does not conform to program guidelines (Lvl 3)     "Subject loan is secondary refinance and tape shows loan closed with only 4 months reserves. Further details not available."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Not Covered	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
65922993	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Yes	First	$0.00	$5,459.32	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,742.38	3.490%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	654	38.544%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 12/xx/2022, the subject mortgage was originated on xx
There is no chain of assignment as the subject mortgage is with the original lender xxnc”.
No active liens and judgments have been found.
Utility taxes of 2022 have been paid in the amount of xx on 5/xx/2022 & 11/xx/2022 respectively.
No prior year delinquent taxes have been found.

According to the payment history as of 11/xx/2022, the borrower is current with the loan and next due date for payment is 12/xx/2022. The last payment was received on 11/xx/2022 in the amount of $2503.44 which was applied for the due date of 11/xx/2022. The P&I is $xx and PITI is $xx. The UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 11/xx/2022, the borrower is current with the loan. The last payment was received on 11/xx/2022 and the next due date for payment is 12/xx/2022. The P&I is $xx and PITI is $xx. The UPB reflected as per the payment history is xx
The subject property is owner occupied. No evidence of damage or repairs has been found.
No evidence has been found regarding bankruptcy and foreclosure.
As per the 1003, the borrower has been working at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Bankruptcy (Post-Loan Origination)? Loan Value: No Tape Value: Yes |---| |----| Comment: Tape Source: Initial Tape Type:
Field:xxField: Last Payment Received Date   Loan Value: 11/xx/2022   Tape Value: 9/xx/2022   Variance: 33 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: xx
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Intent to Proceed Missing (Lvl 3) "The borrower's intent to proceed is missing in loan file."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows loan is uninsurable due to the does not meet VA seasoning period requirement of 210 days."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
60042127	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,242.08	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,340.18	3.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	30.492%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 11/xx/2022, the subject mortgage was originated onxx

There is no chain of assignment as the mortgage is with lender, xx

No active judgments or liens have been found against the borrower.
1st and 2nd installments town taxes of 2022 have been paid on 8/xx/2022 & 10/xx/2022 in the amount of xx
According to the payment history as of 10/xx/2022, the borrower is current with the loan. The last payment was received on 10/xx/2022 in the amount of $2141.1 which was applied for the due date of 12/xx/2022 and the next due date for payment is 1/xx/2023. The P&I is $xx, the PITI is $xx, and the UPB is $xx.	Collections Comments:As per the comment history, the current status of the loan is performing.
According to the payment history as of 10/xx/2022, the borrower is current with the loan. The last payment was received on 10/xx/2022 and the next due date for payment is 1/xx/2023. The P&I is $xx, the PITI is $xx, and the UPB is xx
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
No evidence has been found regarding damage or repairs.
As per the 1003, the borrower has xx
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Bankruptcy (Post-Loan Origination)? Loan Value: No Tape Value: Yes |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: 7/xx/2024   Tape Value: 10/xx/2022   Variance: 641 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field:xx
Field: Purpose of Refinance Per HUD-1   Loan Value: Limited Cash Out (GSE definition)   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Intent to Proceed Missing (Lvl 3) "Intent to proceed is missing from the loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows DU ran with incorrect appraised value due to which LTV of the loan is 75.13%. According to appraisal report property value is at $xx which results revised of LTV 81% subject loan is cash-out and does not qualify. Elevated for client review."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
45188929	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,909.60	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,778.06	5.490%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	795	Not Applicable	28.531%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/xx/2022, the subject mortgage was originated on xx

There is no chain of assignment. Currently, the assignment is with original lender xx.

There are 2 prior state tax judgments active against the borrower, xx

1st, 2nd and 4th combined taxes of 2022 and 2023 have been due on different dates total in the amount of xx
No prior year delinquent taxes have been found.
According to payment history as of 11/xx/2022, the borrower is current with the loan and the next due date for payment is 12/xx/2022. The last payment was received on 11/xx/2022 in the amount of $xx which was applied for due date 11/xx/2022. The current P&I is $xx, PITI is $xx and current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of 11/xx/2022, the borrower is current with the loan and the next due date for payment is 12/xx/2022. The last payment was received on 11/xx/2022 in the amount of xx
As per final application, the borrower xx is working at xx”.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence of damage or repairs has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Bankruptcy (Post-Loan Origination)? Loan Value: No Tape Value: Yes |---| |----| Comment: updated as per review. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: 7/xx/2024   Tape Value: 10/xx/2022   Variance: 638 (Days)   Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field:xx	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan failed ComplianceEase delivery and timing test for Closing Disclosure dated 07/xx/2022. Document tracker is missing and 3 business days were added to get receipt date 07/xx/2022 which is after the Consummation date 07/xx/2022."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Loan failed the New Jersey Mortgage Banker or Correspondent Mortgage Banker License prohibited fees test. The below fees were included in the test:
HOA Capital Contribution paid by Borrower: $xx
HOA Dues paid by Borrower: $385.00
Personal Legal Representation paid by Borrower: $xx
PERSONAL LEGAL REPRESENTATION paid by Seller: $xx
Processing Fee paid by Borrower: $75.00
Real Estate Commission paid by Seller: $xx
REAL ESTATE COMMISSION paid by Seller: $xx
Title-Copy Fee paid by Borrower: $55.00
Title-CPL Fee paid by Borrower: $50.00
Title-Tax Search Fee paid by Borrower: $35.00
Title-Tidelands Fee paid by Borrower: $85.00
Title-Title Related Services paid by Borrower: $757.95
Title-Transaction Mgmt Fee paid by Borrower: $65.00
Title-Upper Court Fee paid by Borrower: $40.00
Title-Wire Fee paid by Seller: $80.00"
* ComplianceEase TILA Test Failed (Lvl 3)     "Finance charge disclosed on Final CD as $xx. Calculated finance charge is $xx for an under disclosed amount of $xx. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing.

This loan failed the TRID total of payments test due to the total of payments is $xx. The disclosed total of payments of $xx is not considered accurate because it is understated by more than $100."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan documents."
																																																																																							* Property Marketability Issues (Lvl 3) "Tape shows initially lender considered property value of the subject property at $xx for the loan amount of $xx with LTV of 83%. However, appraised value came in lower at $xx and the loan closed with LTV of 95% and MI coverage was required on the loan. Current UPB $312K."			Moderate	Pass	Fail	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
54203695	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,988.15	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,724.71	2.500%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	667	Not Applicable	40.246%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 11/xx/2022, the subject mortgage was originated on xx
No chain of assignment has been found. Currently, assignment is with xx
No active judgments or liens have been found.
2nd half county taxes of 2022 were due on 12/xx/2022 in the amount of xx
No prior year’s delinquent taxes have been found.
Review of payment history as of 11/xx/2022 shows that the borrower is 3 months delinquent with the loan. The next due date is 8/xx/2022. The last payment was received on 7/xx/2022 in the amount of $xx with interest rate 2.500% which was applied for the due date 7/xx/2022. The current UPB as of the date is $xx.	Collections Comments:The loan is in collection.
Review of payment history as of 11/xx/2022 shows that the borrower is 3 months delinquent with the loan. The next due date is 8/xx/2022. The current UPB as of the date is $xx.
The borrower has been working atxx
As per collection comment dated 9/xx/2022, the borrower’s income is impacted by Covid-19. FB plan ran and extended twice starting from 8/xx/2022.
Covid-19 attestation is available in the loan file located at xx
As per the servicing comments, the subject property has been occupied by the owner. As per collection comment dated 3/xx/2022, the subject property was located in FEMA disaster area declared due to “xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Bankruptcy (Post-Loan Origination)? Loan Value: No Tape Value: Yes |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections,   Tape Value: Collections, < 60 Days   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: xx
Field: Last Payment Received Date   Loan Value: 7/xx/2024   Tape Value: 7/xx/2022   Variance: 727 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field:xx	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "Finance charge disclosed on final CD as $xx. Calculated finance charge is $xx for an under disclosed amount of $125.03. Reason for finance charge under disclosure is unknown as the fee itemization is missing.

Loan failed TILA foreclosure rescission finance charge test due to finance charge disclosed on final CD as $xx. Calculated finance charge is $xx for an under disclosed amount of $125.03. Reason for finance charge under disclosure is unknown as the fee itemization is missing."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing in loan file."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows loan is uninsurable as the loan does not meet VA seasoning period requirement of 210 days."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
31373773	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$3,300.14	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,783.30	8.550%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	4 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	$209,947.40	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	According to updated title report dated 12/xx/2022, the subject mortgage was originated on xx
The chain of assignments is completed. Currently, the assignment is with xx
There are two active real estate tax liens against subject property totaling in the amount of xx
There is civil judgment against the borrower in favor ofxxThe 2022 town annual taxes have been paid in the amount of xx
No prior year’s delinquent taxes have been found.
According to payment history as of 11/xx/2022, the borrower is current with the loan and the next due date for payment is 12/xx/2022. The last payment was received on 11/xx/2022 in the amount of $1636.06. The current P&I is $861.97 with an interest rate of 3.750%. The current UPB reflected as per the payment history is $199535.72.	Collections Comments:The loan is performing.

According to payment history as of 11/xx/2022, the borrower is current with the loan and the next due date for payment is 12/xx/2022. The last payment was received on 11/xx/2022 in the amount of $1636.06. The current P&I is $861.97 with an interest rate of 3.750%. The current UPB reflected as per the payment history is xx

As per PACER report borrower has not filed bankruptcy since loan origination.

No evidences have been found regarding the foreclosure proceedings.

As per the servicing comment dated 11/xx/2021, the reason for default is curtailment of income.

As per servicing comment dated 6/xx/2022, the borrower’s income was impacted due to Covid-19. FB plan started on 6/xx/2022.

As per servicing comment dated 09/xx/2022, the property occupancy stated as owner occupied. No information has been found related damage or repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is conventional fixed rate mortgage with P&I of $1783.30 with the rate of interest 8.55% and a maturity date of 9/xx/2037. The P&I as per payment history is the $861.97 and rate of interest is 3.750%. There is a reduction in P&I and interest rates with respect to note data. However, the modification agreement is missing from the loan file. The modification worksheet dated 4/xx/2019 located at xxshow the current UBP is xx and forgiven amount is xx Also the loan was modified on 3/xx/2017 located at xx	Affiliated Business Disclosure Credit Application Good Faith Estimate Initial Escrow Acct Disclosure Initial Escrow Acct Disclosure Origination Appraisal	Field: Doc Date of Last Modification Loan Value: Unavailable Tape Value: 4/xx/2017 |---| |----| Comment: 3/xx/2007 Tape Source: Initial Tape Type:
Field: Forbearance Plan Start Date   Loan Value: Unavailable   Tape Value:    Variance:    Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value:    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent   Loan Value: 7   Tape Value: 8   Variance: -1   Variance %: -12.50000%   Comment: 7   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000000000000000MMM04444   Tape Value: CC333366C33N6696669CCCCC   Variance:    Variance %:    Comment: 00000M000000000000000000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 44440MMM0000000000000000   Tape Value: CCCCC9666666N33C663333CC   Variance:    Variance %:    Comment: 000000000000000000M00000   Tape Source: Initial   Tape Type:
Field: xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the grace period test due to the loan has a grace period that does not conform to the requirements for the lender's license type in the state where the property is located.

This loan failed the late fees test due to the loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA finance charge test. Finance charge disclosed on final HUD-1 as $xx. Calculated finance charge is $xx for an under disclosed amount of -$113.94. Reason for finance charge under disclosure is unknown as the fee itemization is missing.

Loan failed TILA rescission finance charge test. Finance charge disclosed on final HUD-1 as $xx. Calculated finance charge is $xx for an under disclosed amount of -$113.94. Reason for finance charge under disclosure is unknown as the fee itemization is missing."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan documents."		Moderate	Pass	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
77120534	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$7.89	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$829.19	11.950%	181	xx	xx	Conventional	Fixed	Refinance	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/xx/2022	$11,561.94	Not Applicable	6.000%	$351.74	06/xx/2022	Financial Hardship	The review of the updated title report dated 12/xx/2022, shows that the subject mortgage was originated onxx
The chain of assignment has been completed. The current assignment is withxx
There is active junior credit card judgment found against the subject borrower in favor of “xx
The annual county taxes for year 2022 have been due in the amount of xx on 12/xx/2022.
According to the payment history as of 11/xx/2022, the borrower is currently 10 months delinquent with the loan. The next due date for payment is 01/xx/2022, last payment was received on 05/xx/2022 in the amount of $442.64. The P&I is $433.14 and PITI is $442.64. As per the payment history the unpaid principal balance is in the amount of $xx.	Collections Comments:The loan is in collections.
According to the payment history as of 11/xx/2022, the borrower is currently 10 months delinquent with the loan. The next due date for payment is 01/xx/2022, last payment was received on 05/xx/2022 in the amount of $442.64. The P&I is $433.14 and PITI is $442.64. As per the payment history the unpaid principal balance is in the amount of xx
According to the PACER, the borrowerxx. The bankruptcy was discharged on 12/xx/2014 and also got terminated on 03/xx/2015. The date of last filing bankruptcy was xx
As per servicing comment dated 05/xx/2022, Borrower was on covid-19 forbearance plan.
As per collection comments dated 09/xx/2022, the subject property is owner occupied.
No information found regarding the damage and repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xxand confirmed on 07/xx/2011. The borrower has promised to make monthly mortgage payment in the amount of xx per month with interest 0.00% for 60 months to the trustee under the chapter 13 plan. The bankruptcy was discharged on 12/xx/2014 and also got terminated on 03/xx/2015. The date of last filing bankruptcy was 03/xx/2015. No more evidences are available regarding current bankruptcy status.	The loan was modified on 06/xx/2022, with the modified principal balance of $xx. Borrower agreed to pay the modified P&I of 351.74 with modified interest rate 6.00% beginning from xx	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Initial 1003_Application Missing Required State Disclosures	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: yes Tape Source: Initial Tape Type:
Field: xx
Field: Interest Paid Through Date   Loan Value:    Tape Value: 12/xx/2021   Variance: -5540 (Days)   Variance %:    Comment: 10/xx/2006   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not applicable   Tape Source: Initial   Tape Type:
Field:xx
Field: Payment History String   Loan Value: 000000000001MMMMMMMMMMMM   Tape Value: CCCCCCCCCCNCCCCCCCCCCCCC   Variance:    Variance %:    Comment: 444444444444444444000000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMMMMMMMMM100000000000   Tape Value: CCCCCCCCCCCCCNCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Lower rate or term   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Csh out other   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 5/xx/2025   Tape Value: 4/xx/2024   Variance: 392 (Days)   Variance %:    Comment: 5/xx/2025   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: yes Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 is located at xxHowever, some of the points and fees of the HUD-1 are handwritten."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial 1003 is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Georgia. The following state disclosures are missing in the loan file;
1) Waiver of Borrowers Rights and Closing Attorney Affidavit (not required by law but provided as a matter of custom)
2) Disclosure of Additional Fees"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
8989377	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$154.36	$8,868.38	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$918.64	3.250%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	No Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	The review of the updated title report dated 12/xx/2022, shows that the subject mortgage was originated on xx

The chain of assignments has been completed. Currently, the assignment is with xx
There are five state tax liens against borrower in the total amount of xx with different plaintiffs, also recorded on different dates.

The annual installments of combined taxes for 2022 are delinquent in the amount of xx on 11/xx/2022.	According to the payment history as of 11/xx/2022, the borrower is currently delinquent for 13 months and the next due date for payment is 10/xx/2021. The last payment was received on 2/xx/2021 in the amount of $xx which was applied for due date 2/xx/2021. The current P&I is in the amount of $734.87 and current PITI is in the amount of $xx with an interest rate of 2.750%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the loan is in collection.

According to the payment history as of 11/xx/2022, the borrower is currently delinquent for 20 months and the next due date for payment is 3/xx/2021. The last payment was received on 2/xx/2021 in the amount of xx which was applied for due date 2/xx/2021. The current P&I is in the amount of $734.87 and current PITI is in the amount of $xx with an interest rate of 2.750%. The current UPB reflected as per the payment history is in the amount of xx

As per comment dated 10/xx/2022, the reason for default is unemployment / xx

The subject property is owner occupied. There is no evidence regarding the bankruptcy and foreclosure in the loan file.

As per collection comment dated 2/xx/2022 homeowner's property affected due to natural disaster. However, no information has been found related to damage or repairs in the latest 24 months of collection comments.

As per comment dated 10/xx/2022, the borrower’s income is impacted by covid-19. The servicer provided FB plans which ran and were extended several times from 10/xx/2022. Further details not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is conventional loan with fixed interest rate 3.25000% & P&I $918.64 and the maturity date 1/xx/2043. Seller tape shows the loan was modified on 9/xx/2021. However, such modification agreement is missing from the loan file.	Affiliated Business Disclosure Credit Application Good Faith Estimate Hazard Insurance Missing Required State Disclosures Mortgage Insurance	Field: Borrower's Income is impacted by Covid-19? Loan Value: Yes Tape Value: No |---| |----| Comment: Changes as per documents. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Unavailable   Tape Value:    Variance:    Variance %:    Comment: Changes as per documents.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: 9/xx/2021   Variance:    Variance %:    Comment: Changes as per documents.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 11/xx/2012   Tape Value: 9/xx/2021   Variance: -3199 (Days)   Variance %:    Comment: Changes as per documents.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Changes as per documents.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: Unavailable   Tape Value: 11/xx/2026   Variance:    Variance %:    Comment: Changes as per documents.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: Unavailable   Tape Value: 3.480%   Variance:    Variance %:    Comment: Changes as per documents.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Unavailable   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent   Loan Value: 11   Tape Value: 12   Variance: -1   Variance %: -8.33333%   Comment: Changes as per documents.   Tape Source: Initial   Tape Type:
Field: Original xx
Field: Payment History String   Loan Value: 111114444444444444444444   Tape Value: CCCCCC3669NC333333CCCCCC   Variance:    Variance %:    Comment: Changes as per documents.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444444444411111   Tape Value: CCCCCC333333CN9663CCCCCC   Variance:    Variance %:    Comment: Changes as per documents.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: 10/xx/2056 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final 1003 application is missing from the loan documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE risk indicator is moderate as the loan is failing for Prohibited Fees Test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Prohibited Fees Test: FAIL
Loan Data $xx Comparison Data $0.00 Variance +$xx
This loan failed the prohibited fees test. (N.J.S.A. §17:11C-74, N.J.A.C. §§3:1-16.2)
The loan does charge fee(s) not provided for in this act, which is prohibited.
A mortgage broker shall have the right to charge only the following fees: (1) application fee; and (2) discount points which may be labeled as an origination fee."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "The final good faith estimate is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl 2)     "MI Cert is missing from the loan file."
* Missing proof of hazard insurance (Lvl 2)     "The hazard insurance policy document is missing from the loan document."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New Jersey. The following state disclosures are missing in the loan file;
1. NJ Application Disclosure.
2. Delivery Fee Authorization.
3. NJ Attorney Disclosure.
4. Unacceptability of Insurance Notice.
5. Attorney Disclosure II.
6. Tax Bill Information.
7. Private Well Testing.
8. Lock-In Agreement.
9. Commitment Disclosures.
10. Choice of Insurer Disclosure.
11. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan documents."		Moderate	Not Covered	Pass	Pass	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
34812387	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$508.57	11.640%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	08/xx/2021	$57,269.75	Not Applicable	2.875%	$200.91	08/xx/2021	Financial Hardship	The review of the updated title report dated 12/xx/2022 shows that the subject mortgage was originated on xx The chain of the assignment has been completed. The current assignment is with "xx." The annual combined taxes for 2022 were exempted in the amount of $0.00 on 01/xx/2023. No active judgments/liens have been found in the updated title report against the borrower/subject property.	As per payment history dated 11/xx/2022, the loan is currently in delinquency for 09 months and the next due for regular payment is 02/xx/2022. The last regular payment (PITI) has been made on 07/xx/2022 in the amount of $448.05 for the due date of 01/xx/2022. The monthly P&I is $200.91 with an interest rate of 2.875%. The UPB as of the date is $xx.	Collections Comments:The loan is in collection.
As per payment history dated 11/xx/2022, the loan is currently in delinquency for 09 months and the next due for regular payment is 02/xx/2022. The last regular payment (PITI) has been made on 07/xx/2022 in the amount of $448.05 for the due date of 01/xx/2022. The monthly P&I is $200.91 with an interest rate of 2.875%. The UPB as of the date is $xx.
As per comment dated 06/xx/2022, the borrower’s income was impacted by pandemic.
The comment history dated 7/xx/2020 shows that the estimated amount of repair is $xx. However, the latest BPO report dated 7/xx/2022 Located at(xx) does not show any evidence of damage or repair.
No evidences have been found regarding the foreclosure and bankruptcy process.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on 08/xx/2021 with new principal balance of xx The borrower promises to pay the new P&I in the amount of $200.91 with the new fixed interest rate of 2.875% beginning from 08/xx/2021 to the maturity date of xx	Credit Application Good Faith Estimate Notice of Servicing Transfer	Field: Doc Date of Last Modification Loan Value: 8/xx/2021 Tape Value: 8/xx/2021 |---| -24 (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Forbearance Plan Start Date   Loan Value: 2/xx/2021   Tape Value: 7/xx/2022   Variance: -499 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 12/xx/2011   Tape Value: 1/xx/2022   Variance: -3684 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent   Loan Value: 7   Tape Value: 8   Variance: -1   Variance %: -12.50000%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value:xx   Variance: -0.001%   Variance %: -0.00100%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:xx   Variance: -0.001%   Variance %: -0.00100%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 11.64000%   Tape Value: 11.65000%   Variance: -0.01000%   Variance %: -0.01000%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000012344444444444444   Tape Value: CCCCCCCCCCNCCCCCCCC33CCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444443210000000   Tape Value: CCC33CCCCCCCCNCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose Per Application Loan Value: Debt Consolidation Tape Value: Refinance Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final application is missing from the loan file."
* ComplianceEase HOEPA Test Failed (Lvl 2)     "Loan failed HOEPA Higher-Priced Mortgage Loan test due to APR calculated 11.641% exceeds APR threshold of 5.650% over by +5.991%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

This loan failed the HOEPA higher-priced mortgage loan document type test due to this loan failed the documentation type test due to the loan is a higher-priced mortgage loan and the document type of the loan is “No documentation”."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "The final good faith estimate is missing from the loan documents."
* Initial Good Faith Estimate is Missing (Lvl 2)     "The initial good faith estimate is not signed by the borrower."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "The right of rescission is not hand-dated by the borrower; the date is printed on the right of rescission document."		Critical	Fail	Pass	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$12,534.83	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
16575770	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$592.03	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$275.19	7.880%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	02/xx/2022	$30,192.59	Not Applicable	3.125%	$110.27	02/xx/2022	Financial Hardship	According to the updated title report dated 12/xx/2022, the subject mortgage was originated on xx. Chain of assignment has been completed. Last assignment is with the “xx”. No active liens and judgments have been found. Combined annual taxes for the year of 2021 have been paid in the amount of $578.46 and the year of 2022 are due in the amount of $592.03 which was due on 12/xx/2022. No prior year delinquent taxes have been found.	As per the payment history as of 11/xx/2022, the borrower is delinquent for 21 months and the next due date is 02/xx/2021. Last payment was received on 09/xx/2022 in the amount of $344.38. Current P&I is $281.16 and the interest rate of 8.380%. The new UPB is $xx.	Collections Comments:The loan is in the collection.
As per the payment history as of 11/xx/2022, the borrower is delinquent for 21 months and the next due date is 02/xx/2021. Last payment was received on 04/xx/2022 in the amount of $344.38. Current P&I is $281.16 and the interest rate of 8.380%. The new UPB is $xx.
As per the comment dated 06/xx/2022, the borrower’s income was impacted by covid-19.
No foreclosure activity has been found.
No bankruptcy details have been found.
Subject property is owner occupied. As per the exterior inspection report dated 07/xx/2022 located at “xx”, the subject property is no view is possible from the street. No details have been found regarding damage and repairs.

Update:-
As per the collection comment dated 3/xx/2023, the borrower “xx deceased on 12/xx/2011.
As per the collection comment dated 3/xx/2023, prior partial release was recorded. Further details not provided regarding same.
As per the collection comment dated 2/xx/2023, the borrower was in the middle of a loan mod. Further details not provided.
As per the collection comment dated 3/xx/2023, the borrower’s income was impacted by Covid-19. The comment dated 3/xx/2023 shows that the servicer provided FB plan to the borrower.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The unexecuted & unrecorded loan modification agreement copy located at “xx”, which was made on 2/xx/2022 between the borrower and lender. The new modified principal balance is xx The debtor has promised to pay in the amount of $110.27 with an interest rate of 3.125% beginning from 2/xx/2022 till new maturity date of xx	Initial Escrow Acct Disclosure Loan Program Info Disclosure Notice of Servicing Transfer	Field: Borrower Last Name Loan Value: xx---| |----| Comment: xx Tape Source: Initial Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $1010.56   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 3/xx/2002   Tape Value: 1/xx/2021   Variance: -6881 (Days)   Variance %:    Comment: 3/xx/2002   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment: Fixed   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xx   Variance: $0.03   Variance %: 0.00007%   Comment: $xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000000000000123444444   Tape Value: CCC33CCC33N33C33333333CC   Variance:    Variance %:    Comment: MM44M4M44444444444444444   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 44444432100000000000000   Tape Value: CC33333333C33N33CCCC3CCC   Variance:    Variance %:    Comment: 44444444444444444M4M44MM   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Source: Initial   Tape Type:
																																																																																				Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Yes Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file." * Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from the loan file." * Notice of Servicing Transfer missing or unexecuted (Lvl 2) "The notice of servicing transfer disclosure is missing from the loan file." * Operative index value is unable to confirm (Lvl 2) "Unable to confirm the operative index value in the loan file." * ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$200.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
52063410	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$507.50	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$312.79	11.500%	120	xx	xx	Conventional	Fixed	Purchase	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	01/xx/2020	$13,216.99	Not Applicable	4.578%	$60.08	01/xx/2020	Financial Hardship	As per the review of the updated title report dated 12/xx/2022, the subject mortgage was originated on xx.
The chain of assignment has not been completed. Currently the mortgage is xx.
No active judgments or liens have been found.
Annual combined taxes of 2021 have been paid in the amount of $499.89 on 07/xx/2022.
No prior year delinquent taxes have been found.
As per the review of the payment history as of 11/xx/2022, the borrower has been delinquent for 8 months and next payment is due date for 3/xx/2022. The last payment was received in the amount of $190.63 on 10/xx/2022 which was applied for the due date of 2/xx/2022. The current UPB is in the amount of $xx. The P&I is $60.08 with an interest rate of 4.578%.	Collections Comments:The loan is in collections and next payment is due date for 3/xx/2022. The last payment was received in the amount of $190.63 on 10/xx/2022 which was applied for the due date of 2/xx/2022. As per comment dated 11/xx/2022, the RFD is excessive obligation, illness and medical bills. Comment dated 04/xx/2022 shows RFD was curtailment of income. The loan was modified on 01/xx/2020. No foreclosure activity has been found. No evidence of post-closing BK has been found. Comment dated 11/xx/2022 shows the servicer discussed with the borrower regarding loss mitigation option. As per comment dated 08/xx/2022 the subject property is owner-occupied. BPO report dated 07/xx/2022 located at “xx” states that the subject property is mobile home.

Update:
As per the comment dated 4/xx/2023, the subject property is owner-occupied.
As per the comment dated 5/xx/2023, the subject property is manufactured home and the serial number is # xx

The collection comments are available from 2/xx/2023 to 7/xx/2024. The collection comments are missing from 12/xx/2022 to 1/xx/2023.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This step loan was modified on 01/xx/2020 between the borrowerxx and the lender xx. The new principal balance of xx The borrower had promised to pay the initial step P&I of $60.08, beginning from 12/xx/2019. The new maturity is xx	Affiliated Business Disclosure Credit Application Good Faith Estimate	Field: Borrower #2 Last Name Loan Value:xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Collections, >= 120 Days   Tape Value: Collections   Variance:    Variance %:    Comment: Loan is delinquent from + 120 days.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 1/xx/2020   Tape Value: 1/xx/2020   Variance: -24 (Days)   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 11/xx/2006   Tape Value: 2/xx/2022   Variance: -5552 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: MOD Amort. Type is Step   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent   Loan Value: 6   Tape Value: 7   Variance: -1   Variance %: -14.28571%   Comment: Loan is delinquent from + 120 days.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 11100000132221121MMM4444   Tape Value: C66999999CNC369CCCC36699   Variance:    Variance %:    Comment: PH String is 44444444M11M330M20000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 4444MMM12112223100000111   Tape Value: 99663CCCC363CNC99996966C   Variance:    Variance %:    Comment: PH String reversed is 10000002M033M11M444444444.   Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101) Loan Value: $xx Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed. An appraisal report at the origination located at “xx” shows the type of subject property as a manufactured home. However, the affidavit of affixation is not available in the loan file. The ALTA 7 Endorsement is not attached with the final title policy. Also, the VIN# is not available in the legal description of the recorded mortgage. The tax certificate attached with the updated title shows separate assessment for land and improvements."	* Application Missing (Lvl 2) "Application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE risk indicator is moderate due to below test is failed
This loan failed the bona fide discount points test due to one of the following findings:
The loan is a first lien mortgage and has a principal amount that is greater than or equal to $10,000 and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate.
The discount points are marked as bona fide but an undiscounted rate value was not provided."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the bona fide discount points test due to one of the following findings:
The loan is a first lien mortgage and has a principal amount that is greater than or equal to $10,000 and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate.
The discount points are marked as bona fide but an undiscounted rate value was not provided."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed TILA Finance Charge Test.
Charged : $xx            Allow : $xx            Over by : -$132.44
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100.

This loan failed TILA APR Test.
Charged : 12.490%               Allow : 12.641%            Over by : -0.151%
The annual percentage rate (APR) is 12.641%. The disclosed APR of 12.490% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final good faith estimate is missing from the loan file."
* LTV or CLTV exceeds xx (Lvl 2)     "As per Appraisal, Appraisal value is $xx and sales price is $xx. The loan amount is $xx due to which LTV/CLTV exceeds xx
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliate business disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
12831055	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$827.00	06/xx/2024	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,179.36	10.990%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	04/xx/2022	$128,147.53	Not Applicable	5.341%	$714.88	04/xx/2022	Financial Hardship	As per updated title report dated 12/xx/2022, the subject mortgage was originated on xx.
No active judgments or liens found.
The chain of assignment has not been completed.
No prior year delinquent taxes have been found.
There is one junior mortgage against the subject property in favor of xx.
According to the payment history as of 11/xx/2022, the borrower is current with the loan. The last payment was received on 11/xx/2022 in the amount of $955.09 and the next due date is 12/xx/2022. The P&I is $715.06 with an interest rate of 5.341%. The UPB reflected as per the payment history is $116730.73.	Collections Comments:The loan is performing.
According to the payment history as of 11/xx/2022, the borrower is current with the loan. The last payment was received on 11/xx/2022 in the amount of $955.09 and the next due date is 12/xx/2022. The P&I is $715.06 with an interest rate of 5.341%. The UPB reflected as per the payment history is $116730.73.
As per collection comment dated on 10/xx/2022, borrower's income is impacted by covid-19.
The foreclosure was initiated on the subject property in 2022. As per comment dated 9/xx/2022, the sale was scheduled for 10/xx/2022. As per comment dated 10/xx/2022, the loan was reinstated and FC was closed. However, the seller tape shows performing status as REO. Further details not provided.
As per collection comment dated 8/xx/2022 property had damage. No information found regarding the estimate cost of repair.
As per collection comment dated 8/xx/2022, subject property is vacant and property not secured.

Foreclosure Comments:The foreclosure was initiated on the subject property in 2022. As per comment dated 9/xx/2022, the sale was scheduled for 10/xx/2022. As per comment dated 10/xx/2022, the loan was reinstated and FC was closed. However, the seller tape shows performing status as REO. Further details not provided.
Bankruptcy Comments:Not Applicable	This modification agreement was made on 4/xx/2022. As per the modified term, the new principal balance is xx The borrower promises to pay P&I of $714.88 with a modified interest rate of 5.341% beginning from 4/xx/2022 till the maturity date of xx The modification does not have a balloon provision.	Affiliated Business Disclosure Good Faith Estimate Missing Required State Disclosures	Field: Borrower's Income is impacted by Covid-19? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Foreclosure Status   Loan Value: Sale Publication   Tape Value: Complaint Filed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: REO   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 4/xx/2022   Tape Value: 1/xx/2021   Variance: 431 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 2/xx/2008   Tape Value: 5/xx/2021   Variance: -4821 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: Not Applicable   Tape Value: 1/xx/2026   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: Not Applicable   Tape Value: 1/xx/2027   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: Not Applicable   Tape Value: 1/xx/2028   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 4 Date   Loan Value: Not Applicable   Tape Value: 1/xx/2029   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 4 Rate   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 5 Date   Loan Value: Not Applicable   Tape Value: 1/xx/2030   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 5 Rate   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent   Loan Value: 15   Tape Value: 16   Variance: -1   Variance %: -6.25000%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xx   Variance %: -0.00036%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Variance: 0.001%   Variance %: 0.00100%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Variance: 0.001%   Variance %: 0.00100%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000044321100232121M00444   Tape Value: C369999FFFNCCCCC33369CC3   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 44400M121232001123440000   Tape Value: 3CC96333CCCCCNFFF996963C   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Unavailable   Tape Value: 5/xx/2022   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: 1827 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Property Marketability Issues (Lvl 3) "As per BPO report dated 7/xx/2022 located xx" the subject property is not visible from road."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The CE result is moderate due to State regulation restricted fees."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Loan failed Brokerage/Finder Fee Test due to fee charged $xx exceeds fee threshold $xx over by +$xx.

The below fee were included in the test.

Loan Discount Fee $xx"
* Good Faith Estimate missing or unexecuted (Lvl 2)     "The final good faith estimate is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 2)     ""This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Tennessee. The following state disclosures are missing in the loan file;
1. Placement of Insurance Disclosure
2. Availability of Title Insurance
3. TN Consent to Disclosure of Insurance Information
4. Choice of Agent/insurer
5. Insurance Solicitation/Post Commitment."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "The right of rescission is not hand-dated by the borrower."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
9785676	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$2,037.02	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$701.87	9.750%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	08/xx/2017	$44,343.85	Not Applicable	9.750%	$525.49	08/xx/2017	Financial Hardship	Review of the updated title report dated 12/xx/2022, the subject mortgage was originated on xx. The chain of assignment is incomplete. The loan is currently assigned with xx The 1st and 2nd installment county taxes for the year of 2021/2022 have been paid in the total amount of $xx. No prior year’s delinquent taxes have been found. No active judgments or liens have been found.	According to payment history as of 11/xx/2022, the borrower is currently 1 month delinquent. The last payment was received on 11/xx/2022 and next due date is 10/xx/2022 in the amount of $xx. The current P&I is $525.49 and PITI is $xx. The stated current rate is 9.750%. The UPB is $xx.	Collections Comments:The loan is currently in collections.
According to payment history as of 11/xx/2022, the borrower is currently 1 month delinquent. The last payment was received on 11/xx/2022 and next due date is 10/xx/2022 in the amount of $xx. The current P&I is $525.49 and PITI is $xx. The stated current rate is 9.750%. The UPB is $xx.
As per servicing comment dated 11/xx/2022, the subject property is owner occupied.
There is no post-origination bankruptcy record.
No evidence has been found regarding the foreclosure proceedings on the subject property in the available servicing comments.
As per Inspection detail report located at “xx”, the subject property was damaged. It shows total estimated cost to repair of exterior finish is $8000.00. Further details not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was signed between the borrower "xx" and lender "xx" with an effective date of 08/xx/2017 shows the new modified unpaid principal balance is xx out of which $xx is interest bearing amount. The borrower agreed to pay the modified monthly P&I of $525.49 with a modified interest rate of 9.750% starting on 08/xx/2017 and continuing until the new maturity date of xx There are no deferred balance and principal forgiven amount.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures	Field: Borrower's Income is impacted by Covid-19? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, < 60 Days   Tape Value: Performing   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 10/xx/2007   Tape Value: 7/xx/2022   Variance: -5387 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent   Loan Value: 1   Tape Value: 2   Variance: -1   Variance %: -50.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xx Variance: $-0.05   Variance %: -0.00007%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value:xx%   Variance: -0.004%   Variance %: -0.00400%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Variance: -0.004%   Variance %: -0.00400%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000444444444444444322244   Tape Value: CCCCCCCCCCNCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 442223444444444444444000   Tape Value: CCCCCCCCCCCCCNCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from loan files."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the Indiana license validation test due to ndiana House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (1st Lien), Unregulated UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC. The Indiana First Lien Mortgage Lending License and xx Lien Lending License are not available for loans with a closing date before the Act's effective date of January 1, 2009."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the Indiana. The following state disclosures are missing in the loan file;
1. Hazard Insurance Disclosure
2. Federal Consumer Credit Protection Act Disclosure
3. Insurance Freedom of Choice Disclosure"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan documents."
* ROR not hand dated by borrower(s) (Lvl 2)     "ROR is not hand dated by borrower."
																																																																																								* TIL not hand dated (Lvl 2) "TIL is not hand dated by borrower."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$8,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
64459698	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$33.57	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$263.97	10.500%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	Yes	Unavailable	First	Final policy	Not Applicable	Not Applicable	05/xx/2022	$13,404.89	Not Applicable	3.875%	$54.99	05/xx/2022	Financial Hardship	The review of the updated title report dated 12/xx/2022 shows that the subject mortgage was originated on xx.” The chain of assignment has been completed. Currently the assignment is with xx No active judgments or liens have been found against the borrower. Annual county taxes for 2022 are due in the total amount of $192.67 on 12/xx/2022.	As per payment history dated 11/xx/2022, the loan is currently in delinquency for 10 months and the next due for regular payment is 01/xx/2022. The last regular payment (P&I) has been made on 06/xx/2022 in the amount of $205.35 for the due date of 12/xx/2021. The monthly P&I is $157.61 with an interest rate of 10.50%. The UPB as of the date is $xx.	Collections Comments:The current legal status of loan is in collection.
As per payment history dated 11/xx/2022, the loan is currently in delinquency for 10 months and the next due for regular payment is 01/xx/2022. The last regular payment (P&I) has been made on 06/xx/2022 in the amount of $205.35 for the due date of 12/xx/2021. The monthly P&I is $157.61 with an interest rate of 10.50%. The UPB as of the date is $xx.
As per BPO report dated 02/xx/2022 and located at "xx",there was structural damage to the property in the amount of $xx. As per BPO report dated 07/xx/2022 and located at "xx" the property was damaged in the amount of $xx. As per comment dated 02/xx/2021, the subject property was affected due to natural disaster.
As per comment dated 11/xx/2022, the borrower's income was impacted by pandemic.
No evidences have been found regarding the foreclosure and bankruptcy process.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on 05/xx/2022 with the new modified unpaid principal balance xx The interest bearing amount is $xx with an interest rate 3.875%. The modified P&I was $54.99 beginning on 05/xx/2022 to maturity date xx	Affiliated Business Disclosure Credit Application Initial 1003_Application Initial Escrow Acct Disclosure	Field: Borrower's Income is impacted by Covid-19? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, >= 120 Days   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $2019.56   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 5/xx/2022   Tape Value: 9/xx/2021   Variance: 218 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent   Loan Value: 8   Tape Value: 9   Variance: -1   Variance %: -11.11111%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xx   Variance: $-0.02   Variance %: -0.00008%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Variance: -0.003%   Variance %: -0.00300%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Variance: -0.003%   Variance %: -0.00300%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000002110021MMMMMM   Tape Value: C336CC3696N9999FFFFFFCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMMM120011200000000000   Tape Value: CCCFFFFFF9999N6963C3633C   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Cash Out - Other   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Variance: 11597 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed. An Appraisal Report at the origination located at “xx” shows the type of subject property as a “Manufactured Home”. However, the Affidavit of Affixation is not available in the loan file. The final title policy is available in the loan file that doesn’t have ALTA-7 for manufactured home and no VIN# is available with the legal description of subject mortgage. Hence, unable to determine whether the home is attached to the permanent foundation."		* Application Missing (Lvl 2) "Final application is missing from the loan documents." * Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan documents." * Missing Initial 1003_Application (Lvl 2) "Initial application is missing from the loan documents." * Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliate business disclosure is missing from the loan document." * ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$3,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Unavailable	596
88142094	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,980.13	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,168.41	7.350%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Secondary	Yes	No	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Financial Hardship	According to the updated title report dated 12/xx/2022 the subject mortgage was originated on xx.

The chain of assignments has been completed. The mortgage is currently assigned to xx

There is one civil judgment open against the borrower in the amount of $xx xx
There are 4 IRS  tax liens found against the subject borrower in the total amount of $xx in favor of Department of the Treasury - Internal Revenue Service & recorded on different dates. SSN does not match with provided documents of IRS liens

There are total 9 junior state tax liens found against the subject borrower in the total amount of $xx in favor of same plaintiff "xx
There is one junior state tax lien active in favor of "xx" in the amount of $xx recorded on 6/xx/2016. However, SSN# provided on supportive document is inconsistent.

The 1st  county tax  of 2022 is paid in the total amount of $xx on 03/xx/2022.

The 2nd county tax of  2022 is due in the total amount of $xx on 12/xx/2022.

No prior year delinquent taxes have been found.	According to the payment history as of 11/xx/2022, the borrower is currently delinquent for 2 months and the next due date for payment is 9/xx/2022. The last payment was received on 10/xx/2022 in the amount of $xx which was applied for due date of 8/xx/2022. The current P&I is $xx and current PITI is $xx with an interest rate of 4.05%. The current UPB reflected as per the payment history is in the amount of $xx	Collections Comments:The current status of the loan is collections.

According to the payment history as of 11/xx/2022, the borrower is currently delinquent for 5 months and the next due date for payment is 6/xx/2022. The last payment was received on 7/xx/2022 in the amount of $xx which was applied for due date of 5/xx/2022. The current P&I is $xx and current PITI is $xx with an interest rate of 4.050%. The current UPB reflected as per the payment history is in the amount of  $xx.

As per PACER report borrower has not filed bankruptcy since loan origination.

No evidences have been found regarding the current foreclosure proceedings.

As per the servicing comment dated 04/xx/2020, the reason for default is curtailment of income.

As per comment dated 02/xx/2021, the information has been found regarding the forbearance plan extension.

As per latest property inspection report dated 07/xx/2022 located at “xx” the subject property is owner occupied.

As per servicing comment dated 04/xx/2020, the information has been found regarding the homeowner’s property affected.

As per servicing comment dated 04/xx/2020, Borrower's workplace is affected by natural disaster.

As per servicing comment dated 04/xx/2020, the information has been found regarding the covid-19 impact.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional fixed rate mortgage with P&I of $xx with the rate of interest 7.35% and a maturity date of the loan is xx The P&I as per latest payment history as of 11/xx/2022 is $xx and rate of interest is 4.05%. However, there is a reduction in P&I and rate of interest with respect to original Note data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.	Affiliated Business Disclosure Credit Application Initial 1003_Application Missing or error on the Rate Lock	Field: Borrower's Income is impacted by Covid-19? Loan Value: Yes Tape Value: No |---| |----| Comment: Yes Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Unavailable   Tape Value: $42582.70   Variance:    Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: 8/xx/2021   Variance:    Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 11110011110101132221M021   Tape Value: CCCCCCCCCCNCCCCCCCCCCCCC   Variance:    Variance %:    Comment: M4MM44410000000000000000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 120M12223110101111001111   Tape Value: CCCCCCCCCCCCCNCCCCCCCCCC   Variance:    Variance %:    Comment: 00000000000000001444MM4M   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Yes Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan document"
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement is missing from loan documents."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliate business disclosure is missing from loan documents."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
462955	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,259.67	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,013.99	6.125%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	53.025%	First	Final policy	Not Applicable	Not Applicable	04/xx/2022	$147,733.89	Not Applicable	3.125%	$539.56	04/xx/2022	Financial Hardship	The review of the updated title report dated 12/xx/2022 shows that the subject mortgage was originated on xx”.

The chain of assignments is incomplete; the current assignee is xx

No active liens and judgments have been found against the borrower and subject property.

The 1st installment of county tax for the year of 2022 is paid in the total amount of $xx on 04/xx/2022.
The 2nd installment of county tax for the year of 2022 is paid in the total amount of $xx on 10/xx/2022.	According to the payment history as of 11/xx/2022 the borrower is delinquent for 9 months with the loan and the next due date is 2/xx/2022. The last payment was received on 9/xx/2022 in the amount of $xx (PITI) which was applied for the due date of 01/xx/2022. The monthly P&I is $714.51 with an interest rate of 4.504%. The current UPB is reflected in tape for the amount of $xx.	Collections Comments:The current status of the loan is collections.
According to the payment history as of 11/xx/2022 the borrower is delinquent for 9 months with the loan and the next due date is 2/xx/2022. The last payment was received on 9/xx/2022 in the amount of $xx (PITI) which was applied for the due date of 01/xx/2022. The monthly P&I is $714.51 with an interest rate of 4.504%. The current UPB is reflected in tape for the amount of $xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current foreclosure proceedings.
The modification agreement is unexecuted copy with an effective date of 4/xx/2022 shows the new modified unpaid principal balance is $xx. The borrower had promised to pay the monthly P&I of $539.56 beginning from 4/xx/2022 and a new maturity date of 3/xx/2062 with modified interest rate 3.125%. There are no deferred balance and principal forgiven amount.
As per latest property inspection report dated 07/xx/2022 located at “xx” the subject property is owner occupied.
As per servicing comment dated 03/xx/2022, subject property was affected due to natural disaster.
As per comment dated 06/xx/2022, borrower's income was impacted due to pandemic.

Update: No any additional information found in recent collection comments.
The collection comment history is incomplete. The collection comments are available from 02/xx/2023 to 07/xx/2024. We are missing the latest 24 months of collection comments for review. The collection comments are missing from 08/xx/2022 to 01/xx/2023.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement with an effective date of 4/xx/2022 shows the new modified unpaid principal balance is xx The borrower had promised to pay the monthly P&I of $539.56 beginning from 4/xx/2022 and a new maturity date of xx with modified interest rate 3.125%.	Mortgage Insurance	Field: Doc Date of Last Modification Loan Value: 4/xx/2022 Tape Value: 8/xx/2013 |---| 3165 (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Forbearance Plan Start Date   Loan Value: Unavailable   Tape Value: 9/xx/2022   Variance:    Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 7/xx/2007   Tape Value: 1/xx/2022   Variance: -5298 (Days)   Variance %:    Comment: 7/xx/2007   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent   Loan Value: 7   Tape Value: 8   Variance: -1   Variance %: -12.50000%   Comment: 7   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000MMM444   Tape Value: CCCCCCCCCCNCC333333CCCCC   Variance:    Variance %:    Comment: M444M444444444332M330000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444MMM000000000000000000   Tape Value: CCCCC3333C3CCNCCCCCCCCCC   Variance:    Variance %:    Comment: 000033M233444444444M444M   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: 3134 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "CE risk indicator is moderate as this loan failed for TILA Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL
Loan Data xx Comparison Data xx Variance -xx
This loan failed the TILA finance charge test.( 12 CFR §1026.38(o)(2) )
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100.

TILA APR Test: FAIL
Loan Data 6.630% Comparison Data 6.814% Variance -0.184%
This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) )
The annual percentage rate (APR) is 6.814%. The disclosed APR of 6.630% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* MI, FHA or MIC missing and required (Lvl 2)     "Mortgage insurance certificate is missing from the loan document."
																																																																																								* Property is Manufactured Housing (Lvl 2) "Home is affixed. As per appraisal report located at “Credit File - xx the subject property is a manufactured home. The ALTA 7 endorsement is not attached with the final title policy. The legal description attached with the subject mortgage shows VIN/Serial Number as xx The affidavit of affixation is available with UT located at xx which states that the manufactured home with VIN# xx has affixed to the permanent foundation."	* Settlement date is different from note date (Lvl 1) "Settlement date is different from note date."	Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
7518300	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$552.67	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$280.83	10.103%	300	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 12/xx/2022, the subject mortgage was originated on xx
The chain of assignment has been completed. The current assignment is with xx
There is an active junior Mortgage available in the updated title report in the amount of $1.00 in favor of The xx.
No active judgments/liens found against subject borrower/property.
1st installment of combined taxes for year 2022 has been paid in full in the amount of $174.66 on 07/xx/2022 and 02nd installment of $174.65 has been due on 01/xx/2023.
Annual combined taxes for year 2022 have been paid in full in the amount of $170.96 on 02/xx/2022.
Annual county taxes for year 2022 have been paid in full in the amount of $32.42 on 09/xx/2022.
According to the payment history as of 11/xx/2022, the borrower is currently 1 month delinquent with the loan. The next due date for payment is 10/xx/2022, last payment was received on 10/xx/2022 in the amount of $301.05. The P&I is $261.55 and PITI is $324.65. As per the payment history the unpaid principal balance is in the amount of $xx. The last payment was received as per rate reduction rider located at “xx”.	Collections Comments:According to the payment history as of 11/xx/2022, the borrower is current with the loan. The next due date for payment is 11/xx/2022, last payment was received on 10/xx/2022 in the amount of $301.05. The P&I is $261.55 and PITI is $324.65. As per the payment history the unpaid principal balance is in the amount of $xx.
As per servicing comment dated 10/xx/2022, the borrower’s income has been impacted due to Covid-19. Forbearance plans ran and were extended several times.
As per the collection comment, the subject property is owner occupied.
As per the BPO report dated 10/xx/2022, 1/xx/2019 and 1/xx/2018 located at “xx” show that the total cost of repair is $xx.

Update: No any additional information found in recent collection comments.
As per servicing comment dated 03/xx/2023, the borrower’s income has been impacted due to Covid-19 pandemic and the reason for default is Curtailment of Income.
The collection comment history is incomplete. The collection comments are available from 02/xx/2023 to 07/xx/2024. We are missing the latest 24 months of collection comments for review. The collection comments are missing from 08/xx/2022 to 01/xx/2023.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Initial 1003_Application Origination Appraisal	Field: Borrower's Income is impacted by Covid-19? Loan Value: Yes Tape Value: No |---| |----| Comment: Yes Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $3682.93   Variance:    Variance %:    Comment: Not applicable   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: 3/xx/2013   Variance:    Variance %:    Comment: Not applicable   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not applicable   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 10.10280%   Tape Value: 10.10300%   Variance: -0.00020%   Variance %: -0.00020%   Comment: 10.10200%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000000010122333333434MM   Tape Value: CC369CCCCCCN3366333CC333   Variance:    Variance %:    Comment: M11340012222222233222223   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MM4343333332210100000000   Tape Value: 333CC3336333NCCCCCC363CC   Variance:    Variance %:    Comment: 32222233222222221004311M   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx  Tape Source: Initial   Tape Type:
																																																																																				Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Yes Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Final application is missing from the loan documents." * Missing Appraisal (Lvl 2) "Appraisal is missing from the loan documents." * Missing Initial 1003_Application (Lvl 2) "Initial application is missing from the loan documents." * ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$40,500.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
60459423	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,292.23	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$574.61	8.039%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 12/xx/2022 shows that the subject mortgage was originated on xx.
The chain of assignment is completed.
No active judgments/liens have been found in the updated title report against the borrower/subject property.
County taxes of 2021 have been paid off in the amount of $xx on 1/xx/2022.
1st county taxes of 2022 have been due in the amount of $xx on 1/xx/2023.
2nd county taxes of 2022 have been due in the amount of $xx on 7/xx/2023.
No prior year delinquent taxes have been found in the updated title report.	Review of the payment history dated as of 11/xx/2022 the borrower is delinquent for 11 months. The last payment was received in the amount of $574.61 on 11/xx/2021. The next due date is 12/xx/2021. Current UPB as of date reflected in the provided payment history is $xx and current interest rate as per payment history is 8.039%.	Collections Comments:Currently, the loan is in collections.

Review of the payment history dated as of 11/xx/2022 the borrower is delinquent for 11 months. The last payment was received in the amount of $574.61 on 11/xx/2021. The next due date is 12/xx/2021. Current UPB as of date reflected in the provided payment history is $xx and current interest rate as per payment history is 8.039%.

As per collection comment the subject property is occupied by owner and is in average condition. There are no comments regarding the damages and repairs.

Collection comment dated 6/xx/2022 states that the borrower is impacted by Covid-19. No further information has been found.

Information on the foreclosure proceedings is not available.

Information on the bankruptcy proceedings is not available.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	Field: Borrower Last Name Loan Value: xx |---| |----| Comment: xx Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, >= 120 Days   Tape Value: Collections   Variance:    Variance %:    Comment: Collections 120 Days.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $15.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 9/xx/2006   Tape Value: 11/xx/2021   Variance: -5540 (Days)   Variance %:    Comment: 9/xx/2006   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000000000000000MMM4M44M   Tape Value: CCCCCCCCC3N366CC369CCCCC   Variance:    Variance %:    Comment: MM44M4444444000000000000   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Reversed Loan Value: M44M4MMM0000000000000000 Tape Value: CCCCC963C6663N3CCCCCCCCC Variance: Variance %: Comment: 0000000000004444444M44MM Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Final 1003 is missing from loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
17126740	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,478.00	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$455.34	10.250%	300	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	34.885%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 12/xx/2022, the subject mortgage was originated on xx
The chain of assignments has not been completed. The last assignment is with the xx.
First and second installment combined taxes for the year of 2022 have been paid in the amount of $1739.00 and $1739.00.
No prior year delinquent taxes have been found.

As per the payment history as of 11/xx/2022, the borrower is delinquent for 14 months and the next due date is 09/xx/2021. Last payment was received on 04/xx/2022 in the amount of $458.67. Current P&I is $446.06 and the interest rate of 9.750%. The latest transaction dated 11/xx/2022 shows the principal paid in the amount of $2014.11. The new UPB is $xx.	Collections Comments:The loan is in the collection.
As per the payment history as of 11/xx/2022, the borrower is delinquent for 14 months and the next due date is 09/xx/2021. Last payment was received on 04/xx/2022 in the amount of $458.67. Current P&I is $446.06 and the interest rate of 9.750%. The latest transaction dated 11/xx/2022 shows the principal paid in the amount of $2014.11. The new UPB is $xx.
As per the comment dated 06/xx/2022, the borrower’s income was impacted by covid-19.
As per the comment dated 08/xx/2021, the subject property was affected by natural disaster.
No foreclosure activity has been found.
No bankruptcy details have been found.
As per the inspection report dated 07/xx/2022 located at “xx”, the subject property is owner occupied. No damage and repairs have been found.

Update: No any additional information found in recent collection comments.
CC available from 08/xx/2022 to 11/xx/2022 and 02/xx/2023 to 07/xx/2024 and missing from 12/xx/2022 to 01/xx/2023.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Origination Appraisal	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: A |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $4082.86   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 10/xx/2007   Tape Value: 10/xx/2021   Variance: -5128 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value:xx   Variance: $0.05   Variance %: 0.00010%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 21.097%   Tape Value: 21.100%   Variance: -0.003%   Variance %: -0.00300%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:xx   Variance: -0.003%   Variance %: -0.00300%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000MM4444   Tape Value: CCCCCCCCCCNCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 4444MM000000000000000000   Tape Value: CCCCCCCCCCCCCNCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Variance: -7 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan documents. However, Credit application is available in loan documents and located at xx
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR not hand dated by borrowers."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
56899201	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,180.88	07/xx/2024	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$898.86	7.691%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 12/xx/2022, the subject mortgage was originated on xx.

The chain of assignment is not completed. The current assignment was with xx.
No active judgments or liens were found.
The 1st installment of county taxes for the year of 2021 has been paid in the total amount of $590.44 on 02/xx/2022.
The 2nd installment of county taxes for the year of 2021 has also been paid in the amount of $590.44 on 06/xx/2022.
According to the payment history as of 11/xx/2022, the borrower is currently 15 months delinquent with the loan. The next due date for payment is 08/xx/2021, last payment was received on 08/xx/2021 in the amount of $xx. The P&I is $898.86 and PITI is $xx. As per the payment history the unpaid principal balance is in the amount of $xx.	Collections Comments:The loan is currently in foreclosure.
According to the payment history as of 11/xx/2022, the borrower is currently 15 months delinquent with the loan. The next due date for payment is 08/xx/2021, last payment was received on 08/xx/2021 in the amount of $xx. The P&I is $898.86 and PITI is $xx. As per the payment history the unpaid principal balance is in the amount of $xx.
As per the notice of trustee sale located at “xx”, the foreclosure was initiated in year 2022 with the loan. The foreclosure sale date is scheduled for 03/xx/2023. According to the updated title report dated 12/xx/2022, the property is vested in the name of “xx”. No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings.
As per the servicing comment dated 06/xx/2022, the reason for default is unemployment or decreased income.
As per servicing comment dated 10/xx/2021, the subject property has found the water issue and she had filed a claim. No details are available regarding estimated repair cost. However, there are no evidences to confirm the current status of repairs in the latest 24 months of collection comments.
As per the latest property inspection report dated 07/xx/2022 located at “xx”, No information has been found related damage or repairs.
As per collection comments dated 11/xx/2021, the subject property is occupied by unknown.
As per collection comments dated 06/xx/2022, the borrower is impacted by Covid-19. Forbearance plan ran and were extended several times.

Foreclosure Comments:As per the notice of trustee sale located at “xx”, the foreclosure was initiated in year 2022 with the loan. The foreclosure sale date is scheduled for 03/xx/2023. According to the updated title report dated 12/xx/2022, the property is vested in the name of “xx”. No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings.
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Initial 1003_Application Missing Required State Disclosures	Field: Borrower's Income is impacted by Covid-19? Loan Value: Yes Tape Value: No |---| |----| Comment: yes Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Foreclosure   Tape Value: Collections   Variance:    Variance %:    Comment: foreclosure   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: yes   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $2059.37   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: no   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: 10/xx/2015   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 5/xx/2008   Tape Value: 7/xx/2021   Variance: -4816 (Days)   Variance %:    Comment: 5/xx/2008   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xx Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000001MMMMMMMMM   Tape Value: CCCCCCCCCCNCCCCCCCCCCCCC   Variance:    Variance %:    Comment: MMMMM4444444443211100000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMMMMMM100000000000000   Tape Value: CCCCCCCCCCCCCNCCCCCCCCCC   Variance:    Variance %:    Comment: 0000011123444444444MMMMM   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: yes Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in CO. The following state disclosures are missing in the loan file;
1) Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
45032665	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	$80.98	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$494.59	7.990%	239	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 12/xx/2022 reflects that the subject mortgage was originated on xx. The chain of the assignment has been completed. Currently, the mortgage assignment is with xx There is junior mortgage active in favor of xx. There is judgment active against the borrower in favor of xx There is hospital lien active in favor of xx. However, the amount of lien is not available in supportive document. No prior year’s delinquent taxes have been found.	According to a review of the payment history as of 11/xx/2022, the borrower is currently delinquent for 11 months with the loan and the next due date for the regular payment is 12/xx/2021. The last payment was received on 10/xx/2022 total in the amount of PITI $293.89 which includes P&I $293.89 with the rate of interest 7.000%, which was applied for the due date of 11/xx/2021. The UPB reflected in the latest payment history is in the amount of $xx.	Collections Comments:According to the review of the servicing comments, the loan is currently in collection. According to a review of the payment history as of 11/xx/2022, the borrower is currently delinquent for 11 months with the loan and the next due date for the regular payment is 12/xx/2021. The UPB reflected in the latest payment history is in the amount of $xx.
As per comment dated 3/xx/2021, borrower’s income is impacted by covid-19. FB plan was approved and extended several time from 2/xx/2022.
As per the servicing comments, the subject property has been occupied by the owner. As per comment dated 10/xx/2022, the subject property damaged due to wind on 9/xx/2022. Borrower informed that claim check has been received. As per BPO report dated 7/xx/2022 located at “xx” shows the roof of the subject property was damaged and exterior windows needs to repair. Estimated cost amount is $xx. Further details not provided regarding completion of repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Borrower Last Name Loan Value: xx Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $239.64   Variance:    Variance %:    Comment: Not applicable   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: no   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: 5/xx/2013   Variance:    Variance %:    Comment: Not applicable   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: 2/xx/2004   Tape Value: 1/xx/2004   Variance: 31 (Days)   Variance %:    Comment: 2/xx/2004   Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: Unavailable   Tape Value: 1/xx/2022   Variance:    Variance %:    Comment: unavailable   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 1/xx/2004   Tape Value: 10/xx/2021   Variance: -6494 (Days)   Variance %:    Comment: 1/xx/2004   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not applicable   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000000000000000MMMM4M4M   Tape Value: CCCCCCCCCCNCCCCCCCC33CCC   Variance:    Variance %:    Comment: M4M4M4444444400000000000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: M4M4MMMM0000000000000000   Tape Value: CCC33CCCCCCCCNCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Variance: -7102 (Days) Variance %: Comment: xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final 1003 is missing from the loan documents."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the Indiana license validation test.
xx House Enrolled Act 1359 requires the Indiana Department of Financial Institutions to begin regulation of both first and subordinate lien mortgage lending under the First Lien Mortgage Lending License and Subordinate Lien Mortgage Lending License. As a result, lenders will no longer be allowed to make loans under the Indiana Unregulated (1st Lien), Unregulated UCCC, Consumer Loan License, Consumer Loan License UCCC, or the Exemption Letter UCCC. The xx First Lien Mortgage Lending License and xx Subordinate Lien Lending License are not available for loans with a closing date before the Act's effective date of January 1, 2009."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Ease Risk Indicator is Moderate due to:
IN License Validation Test Failed."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in  Indiana . The following state disclosures are missing in the loan file;
1 Hazard Insurance Disclosure
2 Federal Consumer Credit Protection Act Disclosure
3 Insurance Freedom of Choice Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan documents"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "The right of rescission document is missing from the loan files."		Moderate	Pass	Pass	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$1,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
48219811	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,160.10	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$778.26	7.830%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	39.709%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	The review of the updated title report dated 12/xx/2022 shows the subject mortgage was originated on xx. The chain of assignments is complete; the current assignee is xx No active judgments or liens were found. The 1st and 2nd installment of combined taxes of 2021 have been paid in the total amount of $xx on 02/xx/2022 and 07/xx/2022. No prior year’s delinquent taxes have been found.	According to the payment history as of 11/xx/2022, the borrower has been delinquent for 05 months and the next due date for the regular payment is 06/xx/2022. The last payment was received on 10/xx/2022 in the amount of $956.98 (PITI) which was applied for the due date of 05/xx/2022. The monthly P&I is $778.26 with an interest rate of 7.830%. The current UPB reflected in payment history is $xx.	Collections Comments:The current status of the loan is in collection.
According to the payment history as of 11/xx/2022, the borrower has been delinquent for 05 months and the next due date for the regular payment is 06/xx/2022. The last payment was received on 10/xx/2022 in the amount of $956.98 (PITI) which was applied for the due date of 05/xx/2022. The monthly P&I is $778.26 with an interest rate of 7.830%. The current UPB reflected in payment history is $xx.
No evidences have been found regarding the current/prior foreclosure proceedings.
As per the servicing comment dated 3/xx/2022, the reason for default is unemployment.
As per servicing comment dated 7/xx/2022, the borrower’s income was impacted due to Covid-19.  And the borrower is in active forbearance plan.
As per comment dated 3/xx/2022, the homeowner's property affected due to natural disaster.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower "xx" had filed the bankruptcy under chapter 7 with case# xx on 04/xx/2004. Voluntary petition schedule D shows the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. Hence, the unsecured portion is $xx. The POC was filed by the creditor on 8/xx/2004 for the secured claim amount of $107137.12 and the amount of arrearage is $0.00. The bankruptcy was discharged on 08/xx/2004 and also got terminated on 06/xx/2006.	This is a conventional fixed rate mortgage with a P&I of $778.26 and an interest rate of 7.830%. The stated maturity date is xx The payment history as of 11/xx/2022 shows the current P&I is $778.26 and the interest rate is 7.830%. However as per the collection comment dated 10/xx/2022, the modification effective date is 12/xx/2022. The modification agreement is missing from the loan file.	Initial 1003_Application Initial Escrow Acct Disclosure	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Yes Tape Source: Initial Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not applicable   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent   Loan Value: 4   Tape Value: 5   Variance: -1   Variance %: -20.00000%   Comment: 4   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000000000100000MMMM444M   Tape Value: CC3CCCC33CNCCC3CCCCCCCCC   Variance:    Variance %:    Comment: M444M44444400M000001M0000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: M444MMMM0000010000000000   Tape Value: CCCCCCCCCCCCCNC33CC3C3CC   Variance:    Variance %:    Comment: 0000M100000M0044444M444M   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Limited Cash Out (GSE definition)   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Change in Rate/ Term   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment: Refiance   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Yes Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$3,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
2691160	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,667.61	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$733.23	7.990%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	01/xx/2020	$93,788.11	Not Applicable	3.263%	$350.12	01/xx/2020	Financial Hardship	According to the updated title report dated 12/xx/2022, the subject mortgage was originated on xx.

The chain of assignment is not completed. The current assignment was with xx

There is UCC lien found against the subject property in favor of xx. The amount of lien is unavailable.
Annual combined taxes for year 2022 have been paid in full in the amount of $xx on 01/xx/2022.
Annual School taxes for year 2022 have been paid in full in the amount of $xx on 09/xx/2022.
According to the payment history as of 11/xx/2022, the borrower is currently 32 months delinquent with the loan. The next due date for payment is 03/xx/2020, last payment was received on 02/xx/2020 in the amount of $797.20. The P&I is $350.12 and PITI is $797.20. As per the payment history the unpaid principal balance is in the amount of $xx.	Collections Comments:The current status of the loan is in collection.

According to the payment history as of 11/xx/2022, the borrower is currently 32 months delinquent with the loan. The next due date for payment is 03/xx/2020, last payment was received on 02/xx/2020 in the amount of $797.20. The P&I is $350.12 and PITI is $797.20. As per the payment history the unpaid principal balance is in the amount of $xx.

According to the PACER, the borrower "xx" had filed bankruptcy under chapter-7 with the case#xx on 05/xx/2014. The borrower has been discharged on 08/xx/2014 and also got terminated on 09/xx/2014. The date of last filing bankruptcy was 09/xx/2014. The borrower is not in active bankruptcy.

As per servicing comment dated 06/xx/2022, the borrower’s income has been impacted due to Covid-19 pandemic and the reason for default is reduction in income.
As per servicing comment dated 02/xx/2022, the subject property is affected by natural disaster; however no amount of damage is available in the collection comments.
As per servicing comment dated 09/xx/2022, the property occupancy stated as owner occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower "xx" had filed bankruptcy under chapter-7 with the case#xx on 05/xx/2014. The reaffirmation agreement filed on 08/xx/2014. As per voluntary petition schedule D xx shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx Hence, the unsecured portion is $0.00. The borrower has been discharged on 08/xx/2014 and also got terminated on 09/xx/2014. The date of last filing bankruptcy was 09/xx/2014. No more evidences are available regarding current bankruptcy status. The borrower is not in active bankruptcy.	The loan was modified on 01/xx/2020 with the 6 step amortization with the new principal balance of $xx. The borrower promises to pay the initial step P&I of $350.12 with the new initial step interest rate of 3.263% beginning from 01/xx/2020 and the new maturity date is xx The executed copy of this modification is missing from the loan file.	Affiliated Business Disclosure Credit Application Good Faith Estimate Initial Escrow Acct Disclosure Origination Appraisal	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower #2 Last Name   Loan Value: xx  Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Foreclosure Status   Loan Value: Not Applicable   Tape Value: Complaint Filed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Collections, >= 120 Days   Tape Value: REO   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 1/xx/2020   Tape Value: 1/xx/2020   Variance: -24 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 1/xx/2020   Tape Value: 1/xx/2025   Variance: -1827 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 3.263%   Tape Value: 4.263%   Variance: -1.000%   Variance %: -1.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 1/xx/2025   Tape Value: 1/xx/2026   Variance: -365 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 4.263%   Tape Value: 5.263%   Variance: -1.000%   Variance %: -1.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: 1/xx/2026   Tape Value: 1/xx/2027   Variance: -365 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: 5.263%   Tape Value: 6.263%   Variance: -1.000%   Variance %: -1.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 4 Date   Loan Value: 1/xx/2027   Tape Value: 1/xx/2028   Variance: -365 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 4 Rate   Loan Value: 6.263%   Tape Value: 7.263%   Variance: -1.000%   Variance %: -1.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 5 Date   Loan Value: 1/xx/2028   Tape Value: 1/xx/2029   Variance: -366 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 5 Rate   Loan Value: 7.263%   Tape Value: 7.990%   Variance: -0.727%   Variance %: -0.72700%   Comment:    Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent   Loan Value: 30   Tape Value: 31   Variance: -1   Variance %: -3.22580%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Variance: 0.004%   Variance %: 0.00400%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Variance: 0.004%   Variance %: 0.00400%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000044444444444   Tape Value: 33699CCCC3N66CCC33669999   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444440000000000000   Tape Value: 99996633C6C66N3CCCC69633   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
27695503	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$299.00	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$497.90	9.818%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	35.590%	First	Final policy	Not Applicable	Not Applicable	09/xx/2021	$29,786.91	Not Applicable	8.820%	$372.50	09/xx/2021	Financial Hardship	Review of updated title report dated 12/xx/2022 shows subject mortgage was originated on xx.

The chain of assignment has been completed. The loan is currently assigned with xx
There is a state tax liens of xx’ against the borrower ‘xx’ in the amount of $805.04 which was recorded on 8/xx/2005.

There are multiple state tax liens of ‘xx’ against the borrower ‘xx’ in the amount of $xx which was recorded on different dates.

First combined taxes of 2022 have been paid off in the total amount of $145.76 on 8/xx/2022.
Second combined taxes of 2022 are due in the total amount of $149.50 on 3/xx/2023.

As per updated title report, no prior year taxes are delinquent.	The review of updated payment history as of 11/xx/2022, the subject loan is currently in delinquency for 6 months and the next due date of payment is 5/xx/2021. The last payment was received in the amount of $405.47 which applied for 4/xx/2021. The current P&I is $372.50 with an interest rate of 8.820%. The UPB as of the date mentioned in the updated payment history is in the amount of $xx.	Collections Comments:The loan is in collection.

The review of updated payment history as of 11/xx/2022, the subject loan is currently in delinquency for 6 months and the next due date of payment is 5/xx/2021. The last payment was received in the amount of $405.47 which applied for 4/xx/2021. The current P&I is $372.50 with an interest rate of 8.820%. The UPB as of the date mentioned in the updated payment history is in the amount of $xx.

No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
Loan modification agreement was made between borrower and lender on effective date of 9/xx/2021. The borrower agreed to pay the UPB of $xx with 8.820% interest rate, with P&I $372.50, and a fixed amortized type for the period starting on 9/xx/2021 and ending on 9/xx/2031.
As per the servicing comment dated 10/xx/2021, the reason for default is excessive obligations.

The property is owner occupied and is in average condition. Information regarding the damage and repair is not available in the latest servicing comments.

Updated
The collection comment history is incomplete. The collection comments are available from 02/xx/2023 to 07/xx/2024.We are missing the latest 24 months of collection comments for review. The collection comments are missing from 08/xx/2022 to 01/xx/2023.

As per the collection comment dated 01/xx/2024, the foreclosure was initiated in 2024 with the loan.
As per the collection comment dated 04/xx/2024, foreclosure cancelled.
As per the collection comment dated 04/xx/2024, of the Notice of Sale and publication dates confirmed by the Trustee within the next week.
As per the collection comment dated 04/xx/2024 sale sat on 05/xx/2024 bid due on 05/xx/2024.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between borrower and lender on effective date of 9/xx/2021. The borrower agreed to pay the UPB of $xx with 8.820% interest rate, with P&I $372.50, and a fixed amortized type for the period starting on 9/xx/2021 and ending on xx	Good Faith Estimate Missing Required State Disclosures Notice of Servicing Transfer	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home has not been affixed. As per appraisal report located at “xx” the subject property is a manufactured home. However, the Affidavit of Affixation is not available in the loan file. The Alta-7 endorsement for manufactured home does not attached with the short form title policy. Also, the VIN# is not available in the legal description of the recorded mortgage. Hence, it is unable to determine whether the home has been attached to the permanent foundation."	* Good Faith Estimate missing or unexecuted (Lvl 2) "Final GFE is missing from loan document."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1. WV Collateral Protection Insurance Notice 1
2. Co-Signer Notice
3. Financial Institution Insurance Disclosure
4. Non-Deposit Investment Product Disclosure
5. Financial Institution Insurance Disclosure
6. Non-Deposit Investment Product Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from loan document."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR not hand dated."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
27743687	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,591.93	07/xx/2024	Not Applicable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$728.36	8.746%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	50.446%	First	Final policy	Not Applicable	Not Applicable	04/xx/2020	$49,603.71	Not Applicable	5.000%	$367.22	04/xx/2020	Financial Hardship	According to the updated title report dated 12/xx/2022, the subject mortgage was originated on xx.
The chain of assignment is not completed. The current assignment was with xx
No active judgment and liens found against borrower/subject property.

Annual combined taxes for year 2022 have been due in the amount of $xx with due date of 12/xx/2022.
Annual combined taxes for year 2021 have been paid in full in the amount of $xx on 12/xx/2021.
According to the payment history as of 11/xx/2022, the borrower is currently 26 months delinquent with the loan. The next due date for payment is 09/xx/2020, last payment was received on 02/xx/2022 in the amount of $515.98. The P&I is $367.22 and PITI is $515.98. As per the payment history the unpaid principal balance is in the amount of $xx.	Collections Comments:As per the tape data the loan is in REO.
According to the payment history as of 11/xx/2022, the borrower is currently 24 months delinquent with the loan. The next due date for payment is 09/xx/2020, last payment was received on 02/xx/2022 in the amount of $515.98. The P&I is $367.22 and PITI is $515.98. As per the payment history the unpaid principal balance is in the amount of $xx.
As per the collection comment dated 08/xx/2022, borrower's income has been impacted due to covid-19.
As per the comment dated 8/xx/2022, the subject property is owner occupied.
No information found regarding the damage and repairs in the latest 24 months of collection comments.

Foreclosure Comments:As per the comment dated 5/xx/2022 foreclosure was initiated on the loan in year 2022. However, Further details were not provided.
Bankruptcy Comments:Not Applicable	The loan was modified on 04/xx/2020 with the 5 step amortization with the new principal balance of xx The borrower promises to pay the initial step P&I of $367.22 with the new initial step interest rate of 5.000% beginning from 04/xx/2020 and the new maturity date is xx	Credit Application	Field: Borrower's Income is impacted by Covid-19? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Foreclosure Status   Loan Value: Referred to Attorney   Tape Value: Complaint Filed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 4/xx/2020   Tape Value: 4/xx/2020   Variance: -24 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 12/xx/2002   Tape Value: 8/xx/2020   Variance: -6451 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 3/xx/2020   Tape Value: 4/xx/2025   Variance: -1857 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 5.000%   Tape Value: 6.000%   Variance: -1.000%   Variance %: -1.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 3/xx/2025   Tape Value: 4/xx/2026   Variance: -396 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 6.000%   Tape Value: 7.000%   Variance: -1.000%   Variance %: -1.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: 3/xx/2026   Tape Value: 4/xx/2027   Variance: -396 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: 7.000%   Tape Value: 8.000%   Variance: -1.000%   Variance %: -1.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 4 Date   Loan Value: 3/xx/2027   Tape Value: 4/xx/2028   Variance: -397 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 4 Rate   Loan Value: 8.000%   Tape Value: 8.746%   Variance: -0.746%   Variance %: -0.74600%   Comment:    Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent   Loan Value: 24   Tape Value: 25   Variance: -1   Variance %: -4.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $72895.13   Tape Value: $72895.10   Variance: $0.03   Variance %: 0.00004%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value:xx   Variance: 0.003%   Variance %: 0.00300%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Variance: 0.003%   Variance %: 0.00300%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 8.74560%   Tape Value: 8.74600%   Variance: -0.00040%   Variance %: -0.00040%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000123444444444   Tape Value: CCCCCCCCCCNCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444321000000000000   Tape Value: CCCCCCCCCCCCCNCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value:xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Not Applicable   Tape Value: 5/xx/2022   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from loan files. However, values are updated from credit application xx
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Ease Risk Indicator is Moderate due to:
Prohibited Fees First Lien Test Failed"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed Prohibited Fees First Lien Test.
Charged : $xx Allow : $0.00 Over by : +$xx
The loan has fees that are prohibited for this license type.
No lender shall charge, require, or receive any points or other fees of any nature whatsoever, except insurance and a 1% origination fee, whether from the buyer or the seller or any other person, except that the lender may charge bona fide expenses paid by the lender to any other person or entity for services actually performed in connection with a loan. In addition, if the loan is for the construction or improvement of residential real estate, the lender may charge a fee not to exceed 1% of the loan amount for inspection and disbursement of the proceeds of the loan to third parties."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR not hand dated by borrower."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
61313043	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$0.00	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$684.72	11.610%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	$68,545.91	$8,759.51	7.856%	$475.65	06/xx/2021	Financial Hardship	The review of the updated title report dated 12/xx/2022 shows that the subject mortgage was originated on xx.

The chain of assignments is incomplete; the current assignee is "xx

There is an active junior mortgage against the subject property in favor of xx.” in the amount of $xx originated on xx which was recorded on 12/xx/2007.

No active judgments/liens have been found in the updated title report against the borrower/subject property.	According to the payment history as of 11/xx/2022, the borrower has been delinquent for 7 months and the next due date for the regular payment is 04/xx/2022. The last payment was received on 06/xx/2022 in the amount of $738.48 (PITI) which was applied for the due date of 03/xx/2022. The monthly P&I is $475.65 with an interest rate of 7.856%. The current UPB is reflected in tape for the amount of $xx.	Collections Comments:The current status of the loan is in collection.
According to the payment history as of 11/xx/2022, the borrower has been delinquent for 7 months and the next due date for the regular payment is 04/xx/2022. The last payment was received on 06/xx/2022 in the amount of $738.48 (PITI) which was applied for the due date of 03/xx/2022. The monthly P&I is $475.65 with an interest rate of 7.856%. The current UPB is reflected in tape for the amount of $xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
As per the servicing comment dated 06/xx/2022, borrower's income was impacted due to pandemic.
According to servicing comments dated 01/xx/2019 the subject property had damages such as severe flooding and the estimated cost of repairs is not available in the comments’. According to the most recent BPO / property inspection report the property has no damages. However, there are no evidences to confirm the current status of repairs in the latest 24 months of collection comments.
As per servicing comment dated 10/xx/2022, the property occupancy stated as owner occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional mortgage with P&I of $684.72 with the rate of interest 11.61% and a maturity date of the loan is xx The P&I as per updated payment history as of the date is $475.65 and rate of interest is 7.856%; however, there is a reduction in P&I and rate of interest with respect to original note data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.
The tape is also providing the information regarding the latest modification which was made on 06/xx/2021 and the servicing comment dated 05/xx/2021 is also stating that the loan terms have been changed through loan modification agreement.	Credit Application Initial Escrow Acct Disclosure	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: A |---| |----| Comment: Anthony Tape Source: Initial Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: 6/xx/2021   Variance:    Variance %:    Comment: 10/xx/2018   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 1/xx/2007   Tape Value: 3/xx/2022   Variance: -5534 (Days)   Variance %:    Comment: 1/xx/2007   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: Not Applicable   Tape Value: 10/xx/2023   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: Not Applicable   Tape Value: 8.856%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: Not Applicable   Tape Value: 10/xx/2024   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: Not Applicable   Tape Value: 9.749%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent   Loan Value: 5   Tape Value: 6   Variance: -1   Variance %: -16.66666%   Comment: 5   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xx  Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value:xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: M0000000000000000MMMMMMM   Tape Value: 3C33366369N9333933333333   Variance:    Variance %:    Comment: 4M44444444311000000000000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: MMMMMMM0000000000000000M Tape Value: 3333333393339N96366333C3 Variance: Variance %: Comment: 0000000000001134444444M4 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
85769850	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,724.59	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,004.87	9.410%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	10/xx/2022	$90,623.98	Not Applicable	4.375%	$400.16	10/xx/2022	Financial Hardship	According to the updated title report dated 12/xx/2022, the subject mortgage was originated on xx.
The chain of assignment is not completed. The current assignment was with xx
No active judgments/liens found against subject borrower/ property.
1st installment of county taxes for year 2022 have been paid in full in the amount of $xx on 4/xx/2022. 02nd installment of $xx also paid on 10/xx/2022.
No prior year’s delinquent taxes have been found.
According to the payment history as of 11/xx/2022, the borrower is current with the loan. The next due date for payment is 01/xx/2023, last payment was received on 11/xx/2022 in the amount of $879.29. The P&I is $400.16 and PITI is $879.29. As per the payment history the unpaid principal balance is in the amount of $xx.
Collections Comments:The loan is performing.
According to the payment history as of 11/xx/2022, the borrower is current with the loan. The next due date for payment is 01/xx/2023, last payment was received on 11/xx/2022 in the amount of $879.29. The P&I is $400.16 and PITI is $879.29. As per the payment history the unpaid principal balance is in the amount of $xx.
As per servicing comment dated 06/xx/2022, the borrower’s income has been impacted due to Covid-19. Forbearance plan ran and were extended several times.
According to the collection comment dated 8/xx/2020, the roof of the subject property was damaged. However, it was repaired. The same comment shows, the property was damaged due to mold. According to the inspection report dated 7/xx/2022 located "xx", the property is in average condition with no visible damages & occupied by the borrower. Unable to determine the current status of damage.

Update: The comment dated 2/xx/2024 shows that the borrower ' xx' deceased. Further details were not found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on 10/xx/2022 with the modified principal balance of xx borrower agreed to pay the modified P&I of $400.16 with modified interest rate 4.3750% beginning from 10/xx/2022 to the maturity date xx	Appraisal (Incomplete) Credit Application Initial 1003_Application Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Borrower Last Name Loan Value:xx |---| |----| Comment: Arenas Tape Source: Initial Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $646.87   Variance:    Variance %:    Comment: Not Application   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 10/xx/2022   Tape Value: 10/xx/2009   Variance: 4722 (Days)   Variance %:    Comment: Not Application   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Application   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: Not Applicable   Tape Value: 11/xx/2022   Variance:    Variance %:    Comment: Not Application   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: Not Applicable   Tape Value: 4.375%   Variance:    Variance %:    Comment: Not Application   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: M0000000000000000MMMMMMM   Tape Value: CCCCCCCCCCNCCCCCC333333C   Variance:    Variance %:    Comment: 010000003004443444412100   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMMMM0000000000000000M   Tape Value: C333333CCCCCCNCCCCCCCCCC   Variance:    Variance %:    Comment: 010000003004443444412100   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value:xx Variance: 8315 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Subject loan is primary refinance. Tape shows issues regarding section B."	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2)     "Subject loan is closed with an appraisal. However, market conditions addendum is missing from the loan documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE risk indicator is moderate as the loan is failing for TILA Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL
Loan Data xx Comparison Data xx Variance -$102.28
This loan failed the TILA finance charge test.( 12 CFR §1026.38(o)(2) )
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100.

TILA Foreclosure Rescission Finance Charge Test: FAIL
Loan Data $xx Comparison Data $xx Variance -$102.28
This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR §226.23(h) )
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $35."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by borrower is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in WA. The following state disclosures are missing in the loan file;
1. Construction Lien Disclosure
2. Mortgage Loan Servicing Disclosure
3. Choice of Insurance Notice
4. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the all borrowers."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
49798072	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$338.80	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$229.77	8.749%	192	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated 12/xx/2022 shows subject mortgage was originated on xx.

The chain of assignment has been completed. The loan is currently assigned with xx

No active judgments or liens found.
Annual combined taxes of 2022 have been paid off in the total amount of $338.80 on 4/xx/2022.

As per updated title report, no prior year taxes are delinquent.	The review of updated payment history as of 11/xx/2022, the subject loan is currently delinquency for 0 month and the next due date of payment is 11/xx/2021. The last payment was received in the amount of $648.78 which applied for 10/xx/2022. The current P&I is $165.00 with an interest rate of 8.059%. The UPB as of the date mentioned in the updated payment history is in the amount of $xx.	Collections Comments:The loan is in performing.

The review of updated payment history as of 11/xx/2022, the subject loan is currently delinquency for 0 month and the next due date of payment is 11/xx/2021. The last payment was received in the amount of $411.92 which applied for 10/xx/2021. The current P&I is $165.00 with an interest rate of 8.059%. The UPB as of the date mentioned in the updated payment history is in the amount of $xx.
No foreclosure activity has been found.
Details regarding the bankruptcy are not available.

The property is owner occupied and is in average condition. According to the BPO report dated 11/xx/2022, the property is owner occupied and is in average condition. Information regarding the damage and repair is not available in the latest servicing comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Origination Appraisal	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home has not been affixed. As per appraisal report, (xx) shows that the subject property is a manufactured home with Serial No. xx and also the appraisal report xx shows the tongue is still on the manufactured home. The hitches, axes, and wheels have been removed. However, the affidavit of affixation is not available in the loan file. The Alta-7 endorsement for manufactured home does not attached with the short form title policy. Also, the VIN# is not available in the legal description of the recorded mortgage. Hence, it is unable to determine whether the home has been attached to the permanent foundation."	* Application Missing (Lvl 2) "Final application is missing from loan document."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from loan document."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
11076562	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$393.19	9.730%	181	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/xx/2017	$24,415.72	Not Applicable	4.999%	$294.31	09/xx/2017	Financial Hardship	Review of updated title report dated 12/xx/2022 shows subject mortgage was originated on xx.

The chain of assignment has been completed. The loan is currently assigned with xx

No active judgments or liens found.
Taxes to follow.

As per updated title report, no prior year taxes are delinquent.	The review of updated payment history as of 11/xx/2022, the subject loan is currently delinquency for 3 months and the next due date of payment is 8/xx/2022. The last payment was received in the amount of $389.84 which applied for 7/xx/2022. The current P&I is $294.31 with an interest rate of 4.999%. The UPB as of the date mentioned in the updated payment history is in the amount of $xx.	Collections Comments:The loan is in collection. The borrower "xx" had filed bankruptcy under chapter- 13 with the case#xx on 4/xx/2014. The bankruptcy was dismissed on 11/xx/2016.

The review of updated payment history as of 11/xx/2022, the subject loan is currently delinquency for 3 months and the next due date of payment is 8/xx/2022. The last payment was received in the amount of $389.84 which applied for 7/xx/2022. The current P&I is $294.31 with an interest rate of 4.999%. The UPB as of the date mentioned in the updated payment history is in the amount of $xx.
No foreclosure activity has been found.
Details regarding the bankruptcy are not available.
As per the comment dated 5/xx/2022 the borrower’s income was impacted by covid-19. FB plans ran from 5/xx/2022.

The property is owner occupied and is in average condition. As per collection comment dated 5/xx/2022 the subject property has affected due to natural disaster. Information regarding the damage and repair is not available in the latest servicing comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower Caltia Johnson Monroe had filed bankruptcy under chapter- 13 with the case#xx on 4/xx/2014. The POC was filed on 7/xx/2014, the POC amount is $xx and the arrearage amount is $xx.
The bankruptcy was dismissed on 11/xx/2016.

This modification agreement was made between Lender and Borrower on 9/xx/2017. As per the modified term, the new principal balance is xx The borrower promises to pay $294.31 monthly with a modified interest rate of 4.999% beginning from 9/xx/2017 with a maturity date of xx The modification does not have a Balloon provision	Affiliated Business Disclosure Credit Application	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan documents. However, values are updated from credit application located at "xx
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Ease Risk Indicator is Moderate due to:
TILA Finance Charge Test Failed
TILA Foreclosure Rescission Finance Charge Test Failed
TILA APR Test Failed"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
Loan Data: $xx, Comparison Data: $xx, Variance: -$417.96.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100.

This loan failed the TILA foreclosure rescission finance charge test.
Loan Data: $xx, Comparison Data: $xx, Variance: -$417.96.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $35.

This loan failed the TILA APR test.
Loan Data: 10.250%, Comparison Data: 10.456%, Variance: -0.206%.
The annual percentage rate (APR) is 10.456%. The disclosed APR of 10.250% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR was not hand dated by borrower."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
59966496	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$181.30	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$242.42	10.230%	181	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 12/xx/2022, the subject mortgage was originated on xx.
The chain of assignments has been completed. Currently, the mortgage is with “xx”.
No active liens and judgments have been found.
Annual combined taxes of 2022 have been paid in the amount of $181.30 on 11/xx/2022.
No prior year’s delinquent taxes have been found.
According to the payment history as of 11/xx/2022, the borrower is current with the loan and the next payment is due for 11/xx/2022. The last payment was received on 10/xx/2022 in the amount of $180.05 (PITI) which was applied for the due date of 10/xx/2022. The monthly P&I is $163.01 with an interest rate of 8.028%. The current UPB is reflected in the amount of $xx.	Collections Comments:The loan is currently performing and the next payment is due for 11/xx/2022. The last payment was received on 10/xx/2022 in the amount of $180.05 (PITI) which was applied for the due date of 10/xx/2022. No records for foreclosure and bankruptcy have been found. The property is owner occupied. As per the comment dated 8/xx/2021, the borrower’s income was impacted by covid.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Missing Required State Disclosures	Field: Borrower Last Name Loan Value: xx Tape Source: Initial Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: yes   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $533.60   Variance:    Variance %:    Comment: $5234.40   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: 9/xx/2008   Variance:    Variance %:    Comment: 6/xx/2022   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 10/xx/2005   Tape Value: 7/xx/2022   Variance: -6117 (Days)   Variance %:    Comment: 10/xx/2005   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent   Loan Value: 1   Tape Value: 2   Variance: -1   Variance %: -50.00000%   Comment: 1   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000001MMMMMM   Tape Value: CCCCCCCCCCNCCCCCCCCCCCCC   Variance:    Variance %:    Comment: 001121233344444444444444   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMMM100000000000000000   Tape Value: CCCCCCCCCCCCCNCCCCCCCCCC   Variance:    Variance %:    Comment: 444444444444443332121100   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Variance: -5355 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 (loan application) is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in AL. The following state disclosures are
1. Choice of Insurer"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
47635363	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$254.15	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$566.08	9.490%	181	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/xx/2017	$30,800.91	Not Applicable	9.499%	$422.85	09/xx/2017	Financial Hardship	As per the updated title report dated 12/xx/2022, the subject mortgage was originated on xx.

The chain of assignment has not been completed. Currently, the assignment is with xx

No active judgments or liens have been found against the borrower.
Annual county taxes of 2022 have been paid on 11/xx/2022 in the amount of $254.15.
According to the payment history as of 11/xx/2022, the borrower is currently delinquent for 7 months. The last payment was received on 11/xx/2022 which was applied for the due date of 3/xx/2022 and the next due date for payment is 4/xx/2022. The P&I is $422.85, the PITI is $486.43, and the UPB is $xx.	Collections Comments:As per the comment history, the current status of the loan is in collections.
According to the payment history as of 11/xx/2022, the borrower is currently delinquent for 7 months. The last payment was received on 11/xx/2022 which was applied for the due date of 3/xx/2022 and the next due date for payment is 4/xx/2022. The P&I is $422.85, the PITI is $486.43, and the UPB is $xx.
As per the comment dated 6/xx/2022, the borrower’s income was impacted due to covid-19.
No foreclosure activity has been found.
Details regarding the bankruptcy are not available.
As per the BPO report dated 7/xx/2022 located at “xx” the subject property is average condition. No evidence has been found regarding damage or repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was signed between the borrower "xx" and lender "xx" with an effective date of 09/xx/2017 shows the new modified unpaid principal balance is $xx. The borrower agreed to pay the modified monthly P&I of $422.85 with a modified interest rate of 9.499% starting on 09/xx/2017 and continuing until the new maturity date of xx There are no deferred balance and principal forgiven amount.	Affiliated Business Disclosure Credit Application Initial 1003_Application Initial Escrow Acct Disclosure	Field: Current Legal Status Loan Value: Collections, >= 120 Days Tape Value: Collections |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Forbearance Plan Start Date   Loan Value: 7/xx/2022   Tape Value: 8/xx/2022   Variance: -1 (Days)   Variance %:    Comment: 7/xx/2022   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent   Loan Value: 6   Tape Value: 7   Variance: -1   Variance %: -14.28571%   Comment: 6   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 90.582%   Tape Value: 90.580%   Variance: 0.002%   Variance %: 0.00200%   Comment: 90.582%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 9.49000%   Tape Value: 9.49900%   Variance: -0.00900%   Variance %: -0.00900%   Comment: 9.49000%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000MMMMMM   Tape Value: CC36696669N33633CCCC33CC   Variance:    Variance %:    Comment: 1MM4M4444110000000000000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: MMMMMM000000000000000000 Tape Value: CC33CCCC33633N96669363CC Variance: Variance %: Comment: 0000000000000114444M4MM1 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan documents."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
53829306	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$354.00	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$571.76	11.030%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/xx/2022	$55,786.94	Not Applicable	4.375%	$246.33	06/xx/2022	Financial Hardship	The review of the updated title report dated 12/xx/2022 reflects that the subject mortgage was originated on xx. The chain of assignment has not been completed. Currently, the mortgage assignment is with xx. No active liens and judgments have been found against the borrower and the property. Annual combined taxes of 2022 are due on 1/xx/2023 in the amount of $354.00. No prior year’s delinquent taxes have been found.	According to a review of the payment history as of 11/xx/2022, the borrower is currently delinquent for 5 months with the loan and the next due date (per latest mod) is 6/xx/2022. The last payment detail is not available. The amount of P&I is $246.33. The UPB reflected in the latest payment history is in the amount of $xx. Due date has been change from 6/xx/2020 to 6/xx/2022.	Collections Comments:According to the review of the servicing comments, the loan is currently in collection. According to a review of the payment history as of 11/xx/2022, the borrower is currently delinquent for 5 months with the loan and the next due date (per latest mod) is 6/xx/2022. The UPB reflected in the latest payment history is in the amount of $xx.
As per comment dated 6/xx/2021, borrower’s income is impacted by covid-19. FB plan was provided and were extended several times.
As per the servicing comments, the subject property has been occupied by the owner. As per BPO report dated 9/xx/2022 located at “xx” shows the estimated cost amount for repair is $200.00. Further details not provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on 6/xx/2022. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 4.375% and the borrower promises to pay P&I in the amount of $246.33 beginning from 6/xx/2022. The maturity date as per modification is xx	Affiliated Business Disclosure Credit Application Good Faith Estimate Initial Escrow Acct Disclosure Origination Appraisal	Field: Borrower's Income is impacted by Covid-19? Loan Value: Yes Tape Value: No |---| |----| Comment: Yes Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent   Loan Value: 3   Tape Value: 4   Variance: -1   Variance %: -25.00000%   Comment: 3   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: M00000012344444444444444   Tape Value: CCCCCCCCCCNCCCCCCCCCCCCC   Variance:    Variance %:    Comment: MM44M4444444444444444444   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 44444444444444321000000M   Tape Value: CCCCCCCCCCCCCNCCCCCCCCCC   Variance:    Variance %:    Comment: 4444444444444444444M44MM   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Yes Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA Finance Charge test due to calculated finance charge $xx exceeds disclosed finance charge of $xx under disclosed by -$511.43.

Loan failed TILA Foreclosure Rescission Finance charge test due to calculated finance charge $xx exceeds disclosed finance charge of $xx under disclosed by -$511.43.

Loan failed TILA APR test due to calculated APR 11.510% exceeds APR threshold of 11.663% under by -0.153%."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$200.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
99768032	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$453.87	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$578.64	11.470%	312	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	08/xx/2022	$48,987.37	Not Applicable	10.466%	$433.97	08/xx/2022	Financial Hardship	The review of the updated title report dated 12/xx/2022 shows that the subject mortgage was originated on xx.

The chain of assignment is completed as the subject mortgage is currently assigned to the xx
There is an active tax certificate/ lien - mortgage against subject property originated on xx.

As per the county tax collector this property is under bankruptcy and the tax collector denied for further information.
The annual city taxes for the year of 2022 have been due in the amount of $453.87 on 01/xx/2023.
The annual city taxes for the year 2021 have been paid in the amount of $426.10 on 11/xx/2021.

No prior year’s delinquent taxes have been found.
According to the payment history as of 11/xx/2022, the borrower has been delinquent for 20 months and the next due date is 2/xx/2021. The last payment was received on 10/xx/2022 in the amount of $534.33 (PITI) which was applied for the due date of 01/xx/2021. The monthly P&I is in the amount of $534.33 with an interest rate of 10.476%. The current UPB is reflected in tape for the amount of $xx.	Collections Comments:The current status of the loan is in collection.
According to the payment history as of 11/xx/2022, the borrower has been delinquent for 20 months and the next due date is 2/xx/2021. The last payment was received on 10/xx/2022 in the amount of $534.33 (PITI) which was applied for the due date of 01/xx/2021. The monthly P&I is in the amount of $534.33 with an interest rate of 10.476%. The current UPB is reflected in tape for the amount of $xx.
According to the PACER, the borrower had filed the bankruptcy under chapter 13 with case# xx on 12/xx/2021. The date of last filing is 09/xx/2022 and bankruptcy is still active.
No evidences have been found regarding the current/prior foreclosure proceedings.
As per the servicing comment dated 06/xx/2022, the reason for default is unemployment or decreased income.
As per servicing comment dated 11/xx/2021, borrower was on covid-19 forbearance plan and was extended several times. No evidence has been found regarding litigation and contested matter.
As per collection comments dated 11/xx/2021, the subject property is owner occupied.
As per collection comments dated 06/xx/2022, the borrower is impacted by covid-19.
As per servicing comment dated 09/xx/2021, the subject property was affected by natural disaster.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the debtor "xx" filed bankruptcy under chapter 13 with case# xx on 12/xx/2021. The POC was filed on 02/xx/2022 with the secured claim of xx with an arrearage of xx. The amended chapter 13 plan was filed on 12/xx/2021, and not yet confirmed. The borrower has promised to make monthly mortgage payment in the amount of $xx per month with interest 0.00% for 60 months to the trustee under the chapter 13 plan. The case is still active.	The modification agreement was made between the borrower and lender with an effective date of 8/xx/2022 shows the new modified unpaid principal balance is $xx. The borrower agreed to pay the modified monthly P&I of $433.97 with a modified interest rate of 10.466% starting from 8/xx/2022, which will get changed in 3 steps until the new maturity date of xx The rate will change in 3 steps which end with 11.470%. As per modification agreement, the lender has forgiven principal in the amount of $xx. However, the forgiven amount exceeds 2% of the modified principal balance. This modification document is not signed by the borrower and the lender.	Credit Application Missing Required State Disclosures	Field: Borrower #2 Middle Name Loan Value: xx Tape Source: Initial Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: YES   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 8/xx/2022   Tape Value: 1/xx/2014   Variance: 3105 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 4/xx/2008   Tape Value: 11/xx/2020   Variance: -4597 (Days)   Variance %:    Comment: 4/xx/2008   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not applicable   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: yes   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $57417.45   Tape Value: $57417.40   Variance: $0.05   Variance %: 0.00008%   Comment: $xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: M000000000001230MMMMMMMM   Tape Value: CCCCCCCCCCNCCCCCCCCCCCCC   Variance:    Variance %:    Comment: M44444444444444444444444   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMMMMM032100000000000M   Tape Value: CCCCCCCCCCCCCNCCCCCCCCCC   Variance:    Variance %:    Comment: 44444444444444444444444M   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Variance: 8566 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: yes Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final loan application is missing from the loan file."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "Loan failed TX constitution A6 required fees test due to fees charged $xx exceed fees threshold of $xx over by +$694.52. The borrower to be refunded +$694.52 over charged fee to cure.

The following list of fees was included in the test:

Loan Origination Fee $xx
Appraisal Fee $330.00
Credit Report Fee $0.68
Title Examination Fee $170.00
Attorney's Fee $200.00
Recording Fee $28.00
Recording Service Fee $16.00

Per statute, the 4 year SOL has expired and the subject finding is downgraded to LVL2."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in TX. The following state disclosures are missing in the loan file;
1) TX Loan Agreement Notice
2) Commitment Requirement/Anti-Tying
3) Choice of Insurance Notice
4) Collateral Protection Insurance Disclosure
5) Non-Deposit Investment Product Disclosure Are there any promotional materials?
6) Insurance Solicitation/Post Commitment Requirement."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
86842916	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$147.00	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$279.51	9.780%	181	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mobile Home	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	05/xx/2019	$15,626.67	Not Applicable	9.280%	$181.00	05/xx/2019	Financial Hardship	The review of the updated title report dated 12/xx/2022 shows that the subject mortgage was originated on xx”. The chain of the assignment has been completed as the current assignment is with xx There is a civil judgment in favor of xx Taxes of 2021 have been paid in the amount of $147.00. Taxes of 2022 are due in the amount of $147.00 on 2/xx/2023.	According to the payment history as of 11/xx/2022, the borrower is current with the loan and the last payment was received on 11/xx/2022 which was applied for 11/xx/2022 and the next due date for the payment is 12/xx/2022. The P&I is $153.36 and PITI is $296.89. The UPB is $xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing. According to the payment history as of 11/xx/2022, the borrower is current with the loan and the last payment was received on 11/xx/2022 which was applied for 11/xx/2022 and the next due date for the payment is 12/xx/2022. The P&I is $153.36 and PITI is $296.89. The UPB is $xx.
No comments have been found regarding bankruptcy in the latest servicing comments.
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner. As per the BPO report dated 04/xx/2018 located at (xx), the subject property was damaged and the estimated cost of repairs is $xxecent servicing comments do not have details regarding the damage.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This loan modification agreement was made between (borrower) xx and (Lender) xx on 5/xx/2019. The borrower promises to pay the new UPB in the amount of $xx with an annual fixed modified interest rate of 9.280% and new P&I $181.00 that began from 5/xx/2019. The maturity is xx There is no provision for the balloon payment.	Credit Application Missing Required State Disclosures	Field: Borrower #1 Middle Name Loan Value:xx Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 5/xx/2019   Tape Value: 3/xx/2019   Variance: 37 (Days)   Variance %:    Comment: 5/xx/2019   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 2/xx/2006   Tape Value: 7/xx/2022   Variance: -5989 (Days)   Variance %:    Comment: 2/xx/2006   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent   Loan Value: 1   Tape Value: 2   Variance: -1   Variance %: -50.00000%   Comment: 1   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000000000000000MMMMMMM   Tape Value: C336669999N999FFCCCCCCCC   Variance:    Variance %:    Comment: 001222M0000000000000000.   Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Reversed Loan Value: MMMMMMM00000000000000000 Tape Value: CCCCCCCCF9999N999963633C Variance: Variance %: Comment: 00000000000000000M222100 Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Mobile Home (Lvl 4) "Home is not affixed to the land. As per appraisal report located at “xx” the subject property is a manufactured home. The affidavit of affixation document is not available in the loan file. The ALTA 7 endorsement is not attached with the final title policy. The VIN/serial number is not available in the legal description of the recorded mortgage. Hence, unable to determine whether the home is attached to the permanent foundation."		* Application Missing (Lvl 2) "Final 1003 (loan application) is missing from the loan file." * Missing Required State Disclosures (Lvl 2) "The subject property is located in TN. The following state disclosures are missing in the loan file; 1. Placement of Insurance Disclosure 2. TN Consent to Disclosure of Insurance Information 3. Choice of Agent/insurer 4. Insurance Solicitation/Post Commitment" * ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$5,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
60997303	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$121.75	$238.50	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$397.90	9.250%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	05/xx/2020	$42,398.94	Not Applicable	6.000%	$298.10	05/xx/2020	Financial Hardship	Review of updated title report dated 12/xx/2022 shows that the subject mortgage was originated on xx.

The chain of assignment is complete. The last assignment is with xx”.

There are two junior judgments active against the subject borrower in the total amount of $xx held by same plaintiff “xx” recorded on respective dates of 04/xx/2004 and 09/xx/2021.

There is one junior judgment available in UT in the amount of $xx in favor of “xx” recorded on 4/xx/2005. However, the defendant dame is inconsistent.

There is one junior hospital lien available in UT in the amount of $878.34 in favor of “xx.” recorded on 10/xx/2010. However, the middle name of defendant is inconsistent.

2nd half county taxes for the year 2022 for both Parcel# xx were past due in the total amount of $121.75 for the due date of 12/xx/2022.
According to the payment history as of 11/xx/2022, the borrower is 14 months delinquent with the loan. The next due date is 9/xx/2021. The last payment was received on 7/xx/2021 in the amount of $298.10 with an interest rate 6% which was applied for the due date of 8/xx/2021. The current UPB reflected in the amount of $xx.	Collections Comments:The current status of the loan is collection.
According to the payment history as of 11/xx/2022, the borrower is 14 months delinquent with the loan. The next due date is 9/xx/2021. The last payment was received on 7/xx/2021 in the amount of $298.10 with an interest rate 6% which was applied for the due date of 8/xx/2021. The current UPB reflected in the amount of $xx.
No foreclosure and bankruptcy evidence has been found.
As per collection comment dated 11/xx/2022, the borrower’s income is impacted by Covid-19. Forbearance plans ran and were extended several times from 9/xx/2021 to 8/xx/2022.
As per property inspection report dated 10/xx/2019 located at “xx”, subject property was listed for demolition. As per property inspection report dated 11/xx/2019 located at “xx”, the property had significant damages and the property appears in poor condition. However, the estimated cost of repair is unable to be determined. Collection comment does not show details regarding damage/repairs. No evidence has been found regarding repair completion. As per comment dated 8/xx/2022, the property is vacant.
According to collection comment dated 11/xx/2022, the loan is approved for trial payment plan from 11/xx/2022 to 1/xx/2023 in the monthly amount of $342.47. The modification effective date will be 1/xx/2023. Further details not provided. However, unable to be confirmed the current mod status as we have comments till 11/xx/2022.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The step modification agreement was signed between the borrower "xx" and lender "xx" with an effective date of 05/xx/2020 and the new modified principal balance is xx The borrower agreed to pay the modified monthly P&I of $298.10 with a modified interest rate of 6.000% starting on 05/xx/2020, which will get changed in 5 steps until the new maturity date of 01/xx/2041. The rate will change in 5 steps which end with 9.030%. The servicer agreed to forgive the principal amount of $xx which exceeds 2% of the modified principal amount.	Credit Application Initial 1003_Application Origination Appraisal	Field: Borrower #1 Middle Name Loan Value: xx|---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 5/xx/2020   Tape Value: 5/xx/2020   Variance: -24 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 1/xx/2004   Tape Value: 8/xx/2021   Variance: -6403 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 5/xx/2020   Tape Value: 5/xx/2025   Variance: -1826 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 6.000%   Tape Value: 7.000%   Variance: -1.000%   Variance %: -1.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 5/xx/2025   Tape Value: 5/xx/2026   Variance: -365 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 7.000%   Tape Value: 8.000%   Variance: -1.000%   Variance %: -1.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: 5/xx/2026   Tape Value: 5/xx/2027   Variance: -365 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: 8.000%   Tape Value: 9.000%   Variance: -1.000%   Variance %: -1.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 4 Date   Loan Value: 5/xx/2027   Tape Value: 5/xx/2028   Variance: -366 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 4 Rate   Loan Value: 9.000%   Tape Value: 9.030%   Variance: -0.030%   Variance %: -0.03000%   Comment:    Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent   Loan Value: 12   Tape Value: 13   Variance: -1   Variance %: -7.69230%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $48368.28   Tape Value: $48368.30   Variance: $-0.02   Variance %: -0.00004%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Variance: 0.001%   Variance %: 0.00100%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx Variance: 0.001%   Variance %: 0.00100%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 9.24960%   Tape Value: 9.25000%   Variance: -0.00040%   Variance %: -0.00040%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00MMMMMMMMMMMMMMMMMMMMMM   Tape Value: CCCCCCCCCCNCCCCC33699999   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMMMMMMMMMMMMMMMMMMM00   Tape Value: 99999633CCCCCNCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Change in Rate/Term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial 1003 is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is missing from the loan documents."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
70822991	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$628.07	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$952.29	10.740%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 12/xx/2022 shows that the subject mortgage was originated on xx.”
The chain of assignments has been completed. Currently, the last assignment is with “xx.
No active liens and judgments have been found.
No delinquent taxes have been found for the prior year.
As per payment history as of 11/xx/2022, the borrower is current with the loan. The next due date is 11/xx/2022. The last payment was received on 11/xx/2022 in the amount of $869.10 with an interest rate 10.740 % which was applied for the due date of 10/xx/2022. The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
As per payment history as of 11/xx/2022, the borrower is current with the loan. The next due date is 11/xx/2022. The last payment was received on 11/xx/2022 in the amount of $869.10 with an interest rate 10.740 % which was applied for the due date of 10/xx/2022. The current UPB is $xx.
No foreclosure evidence has been found.
As per collection comment dated 9/xx/2021, the borrower’s income is impacted by Covid-19. The servicer provided FB plan which ran from 2/xx/2021 to 8/xx/2021.
As per collection comment dated 4/xx/2021, the subject property was affected by natural disaster. However, the nature of damage and cost of repair are unable to be determined. No comments have been found which states the damages have been repaired.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per the PACER records, the debtor "xx" had filed bankruptcy under chapter 13 with the case# xx on 10/xx/2009. The POC was filed on 1/xx/2010 with the POC claim amount $xx and the arrearage amount is $xx. The schedule D in voluntary petition shows the secured claim in the amount of xx and the value of collateral which supports the claim is xx So, there is no unsecured amount. The plan was confirmed on 01/xx/2010. The bankruptcy case was discharged and terminated on 03/xx/2015.	Not Applicable	Credit Application Initial Escrow Acct Disclosure	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: 10/xx/2021   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xx   Variance: $0.01   Variance %: 0.00001%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Variance: 0.003%   Variance %: 0.00300%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Variance: 0.003%   Variance %: 0.00300%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 10.74000%   Tape Value: 10.75000%   Variance: -0.01000%   Variance %: -0.01000%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 111122122000000122MMMMMM   Tape Value: CCCCCCCCCCNCCCC3CCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMMM221000000221221111   Tape Value: CCCCCCCC3CCCCNCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Variance: -5448 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
98342824	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$205.39	06/xx/2024	Unavailable	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$589.04	11.290%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 12/xx/2022, the subject mortgage was originated on xx. The chain of assignment has been completed. Currently, the assignment is with xx Annual combined taxes of 2021 have been paid in the amount of $245.39 on 01/xx/2022. Annual combined taxes of 2022 have been due in the amount of $205.39. No prior year delinquent taxes have been found. There is hospital lien found against the subject property in favor of xx There are three UCC liens found against the subject property in favor of xx	According to the payment history as of 11/xx/2022, the borrower is currently delinquent for 13 months and the next due date for payment is 09/xx/2021. The last payment was received on 10/xx/2022 in the amount of $649.96 which was applied for the due date of 08/xx/2021. The monthly P&I is $589.04 with an interest rate of 11.290%. The current UPB is reflected in tape for the amount of $xx.	Collections Comments:The loan is currently in active bankruptcy.

According to the payment history as of 11/xx/2022, the borrower is currently delinquent for 13 months and the next due date for payment is 09/xx/2021. The last payment was received on 10/xx/2022 in the amount of $649.96 which was applied for the due date of 08/xx/2021. The monthly P&I is $589.04 with an interest rate of 11.290%. The current UPB is reflected in tape for the amount of $xx.

The borrower had filed the bankruptcy under chapter 13with case#xx on 05/xx/2021. The date of last filing bankruptcy is 10/xx/2022 and bankruptcy is still active.

The foreclosure was initiated in this loan in year 2011 and the notice of trustee sale located at (xx) was filed on 11/xx/2011. No recent sale has been scheduled as per latest comment.

As per servicing comment dated 04/xx/2021, the property was affected by natural disaster. Further details not provided.

As per the latest BPO report dated 05/xx/2021, located at (xx), the subject property was damaged and cost of repairs is $xxurther details not provided.

As per comment dated 06/xx/2022, the borrower’s income is impacted by covid-19. Further details not provided.

Update:
The loan is in active bankruptcy.
As per comment dated 3/xx/2023, the borrower requested Covid-19 forbearance plan was provided on 6/xx/2020, which ended on 5/xx/2021.
The collection comments are available from 2/xx/2023 to 7/xx/2024. The collection comments are missing from 8/xx/2022 to 1/xx/2023.

Foreclosure Comments:The foreclosure was initiated in this loan in year 2011 and the notice of trustee sale located at (xx) was filed on 11/xx/2011. No recent sale has been scheduled as per latest comment. No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings.
Bankruptcy Comments:According to the PACER, the borrower "xx" filed the bankruptcy under chapter 13with case#xx on 05/xx/2021. As per voluntary petition schedule D (xx) shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx Hence, the unsecured portion is $00.00. The POC xx was filed by the creditor "xx" on 07/xx/2021 for the secured claim amount of xx and the amount of arrearage is $xx. The approved chapter 13 xx plan was filed on 05/xx/2021, and confirmed on 01/xx/2022. The borrower shall pay monthly mortgage payment in the amount of $620.76 per month for 59 months to the trustee under the chapter 13 plan. The plan reflects arrearage for subject loan totals $xx and trustee has committed to pay arrearage payments as per pro-rata basis. The date of last filing bankruptcy is 10/xx/2022 and bankruptcy is still active.	Not Applicable	Credit Application Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal	Field: Borrower's Income is impacted by Covid-19? Loan Value: Yes Tape Value: No |---| |----| Comment: Yes Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy   Tape Value: Collections   Variance:    Variance %:    Comment: Bankruptcy   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $4207.55   Variance:    Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: 12/xx/2009   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 12/xx/2007   Tape Value: 6/xx/2021   Variance: -4955 (Days)   Variance %:    Comment: 12/xx/2007   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Variance: $-0.03   Variance %: -0.00005%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value:xx   Variance: 0.002%   Variance %: 0.00200%   Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Variance: 0.002%   Variance %: 0.00200%   Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000100000100211444MM4444   Tape Value: CCCCCCCCCCNCCCCCCCCCCCCC   Variance:    Variance %:    Comment: 44M444444444444444444444   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 4444MM444112001000001000   Tape Value: CCCCCCCCCCCCCNCCCCCCCCCC   Variance:    Variance %:    Comment: 44M444444444444444444444   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value:xx Variance: -867 (Days) Variance %: Comment: 12/xx/2027 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Application is missing from the loan file."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "Loan failed TX constitution A6 required fees test due to fees charged $xx exceeds fees threshold of $xx over by +$649.60. The borrower to be refunded +$649.60 over charged fee to cure. The below list of fees were included in the test: Loan Origination Fee $xx
Appraisal Fee $330.00
Credit Report Fee $0.52
Title Examination Fee $215.00
Attorney's Fee $125.00
Recording Fee $28.00
Mortgage Recording paid by Borrower: $48.00

Per statute, the 4 year SOL has expired and the subject finding is downgraded to LVL2."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in TX. The following state disclosures are missing in the loan file;
1. TX Loan Agreement Notice
2. Commitment Requirement/Anti-Tying
3. Choice of Insurance Notice
4. Collateral Protection Insurance Disclosure
5. Collateral Protection Insurance Disclosure
6. Insurance Solicitation/Post Commitment Requirement"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$5,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
68690073	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$4,941.65	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,385.37	8.672%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/xx/2022	$306,449.12	$91,934.74	3.875%	$879.93	06/xx/2022	Financial Hardship	The review of the updated title report dated 12/xx/2022 shows the subject mortgage was originated on xx”

The chain of assignments has been completed. The mortgage is currently assigned to "xx

There is one civil judgment found against the borrower in favor of “xx 06/xx/2013.

The 2nd installment of combined taxes for the year of 2022 has been due in the total amount of $xx on 02/xx/2023.

The 1st installment of combined taxes for the year of 2022 has been paid in the total amount of $xx on 08/xx/2022.

No prior year’s delinquent taxes have been found.	According to the payment history as of 11/xx/2022, the borrower is currently delinquent for 17 months and the next due date for payment is 6/xx/2021. The last payment was received on 11/xx/2022 in the amount of $xx which was applied for due date 5/xx/2021. The current P&I is in the amount of $xx and current PITI is in the amount of $xx with an interest rate of 7.206%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the loan is in collection.

According to the payment history as of 11/xx/2022, the borrower is currently delinquent for 17 months and the next due date for payment is 6/xx/2021. The last payment was received on 11/xx/2022 in the amount of $xx which was applied for due date 5/xx/2021. The current P&I is in the amount of $xx and current PITI is in the amount of $xx with an interest rate of 7.206%. The current UPB reflected as per the payment history is in the amount of $xx.

As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.

As per the servicing comment dated 06/xx/2022, the reason for default is reduction in income.

As per comment dated 10/xx/2022, borrower is on forbearance plan.

As per servicing comment dated 10/xx/2022, the property occupancy stated as owner occupied.

As per comment dated 6/xx/2022, the borrower’s income is impacted by covid-19. The servicer provided FB plans which ran and were extended several times from 9/xx/2021 to 10/xx/2022. Further details not provided.

Update:
No any additional information found in recent collection comments.
The collection comments are available from 08/xx/2022 to 11/xx/2022, 02/xx/2023 to 07/xx/2024. The collection comments are missing from 12/xx/2022 to 01/xx/2023.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was signed between the borrower "xx" with an effective date of 06/xx/2022 shows the new modified unpaid principal balance is $xx out of which xx is interest bearing amount and deferred amount is xx The borrower agreed to pay the modified monthly P&I of $879.93 with a modified interest rate of 3.875% starting on 06/xx/2022 and continuing until the new maturity date of xx There is no principal forgiven amount. Prior modification agreement was made on 06/xx/2021, located at xx	Credit Application Missing Required State Disclosures	Field: Borrower #2 Middle Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: not available Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xxi   Tape Source: Initial   Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: yes   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 6/xx/2022   Tape Value: 7/xx/2021   Variance: 311 (Days)   Variance %:    Comment: 6/xx/2022   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 10/xx/2007   Tape Value: 5/xx/2021   Variance: -4961 (Days)   Variance %:    Comment: 10/xx/2007   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: not available   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: Not Applicable   Tape Value: 6/xx/2026   Variance:    Variance %:    Comment: Not available   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: Not Applicable   Tape Value: 8.206%   Variance:    Variance %:    Comment: not avavilable   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: Not Applicable   Tape Value: 6/xx/2027   Variance:    Variance %:    Comment: not applicable   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: Not Applicable   Tape Value: 8.672%   Variance:    Variance %:    Comment: not avavialble   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: no   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent   Loan Value: 15   Tape Value: 16   Variance: -1   Variance %: -6.25000%   Comment: 15   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $305360.72   Tape Value: $305361.00   Variance: $-0.28   Variance %: -0.00009%   Comment: 305361   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx%   Variance: 0.002%   Variance %: 0.00200%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 8.67240%   Tape Value: 8.67200%   Variance: 0.00040%   Variance %: 0.00040%   Comment: 8.67240%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 002111112211110321MM4MM4   Tape Value: CCCCCCCCCCNCCCCCCCCCCCCC   Variance:    Variance %:    Comment: 4444M444M44444444000M00   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 4MM4MM123011112211111200   Tape Value: CCCCCCCCCCCCCNCCCCCCCCCC   Variance:    Variance %:    Comment: 4444M444M44444444000M00   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value:xx   Variance: 365 (Days)   Variance %:    Comment: 5/xx/2026   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from loan documents."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA Finance Charge test due to Calculated Finance charge of $xx exceeds Disclosed Finance charge of $xx over by -$160.72.

Loan failed TILA Foreclosure Rescission Finance charge of $xx exceeds Disclosed Finance charge of $xx over by -$160.72."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in HI. The following state disclosures are missing in the loan file;
1. Reciprocal Beneficiary/ Civil Union Addendum to Uniform Residential Loan Application"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
94077615	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,056.36	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$613.85	11.500%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	11/xx/2019	$39,333.48	Not Applicable	6.000%	$387.53	11/xx/2019	Financial Hardship	According to the updated title report dated 12/xx/2022, the subject mortgage was originated on 06/xx/2001 with the xx. The chain of assignment has been completed. The current assignment is with xx There are two state tax liens available against the subject borrower in the total amount of $xx in favor of “xx” which were recorded on 10/xx/2019 and 01/xx/2021. First installment of combined tax has been paid in the amount of $528.18 on 02/xx/2022 and 02nd installment of $528.18 has also been paid on 06/xx/2022.	According to the payment history as of 11/xx/2022, the borrower is current with the loan. The next due date for payment is 11/xx/2022, last payment was received on 10/xx/2022 in the amount of $544.99. The P&I is $387.53 and PITI is $544.99. As per the payment history, the unpaid principal balance is in the amount of $xx.	Collections Comments:Collection comment:
The subject loan is performing.
According to the payment history as of 11/xx/2022, the borrower is current with the loan. The next due date for payment is 11/xx/2022, last payment was received on 10/xx/2022 in the amount of $544.99. The P&I is $387.53 and PITI is $544.99. As per the payment history, the unpaid principal balance is in the amount of $xx.
As per the collection comment dated 10/xx/2022, borrower’s income was impacted due to covid-19.
As per the tape the subject property is occupied by owner.
No evidences have been found regarding the damage and repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified with an effective date of 11/xx/2019 and a new principal balance of xx due to the step modification. The rate was set at 6.00%, and the borrower agreed to pay the P&I of $387.53 beginning on 11/xx/2019 with a new maturity date of xx The rate changes in six steps, ending at 11.00%.	Credit Application HUD-1 Closing Statement Initial 1003_Application Origination Appraisal	Field: Borrower's Income is impacted by Covid-19? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: 7/xx/2001   Tape Value: 7/xx/2022   Variance: -7670 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent   Loan Value: 1   Tape Value: 2   Variance: -1   Variance %: -50.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx Variance: $-0.02   Variance %: -0.00003%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Variance: 0.001%   Variance %: 0.00100%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:xx   Variance: 0.001%   Variance %: 0.00100%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 1100110111100002121M1021   Tape Value: CCCCCCCCCCN3C33336669999   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 1201M1212000011110110011 Tape Value: 999966633C3C3NCCCCCCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 is available in the loan file, but the address is inconsistent with Note & Mortgage."	* Application Missing (Lvl 2) "Final application is missing from loan files."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100.

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $35.

This loan failed the TILA APR test.
The annual percentage rate (APR) is 12.488%. The disclosed APR of 11.510% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from loan files."
																																																																																								* Missing Initial 1003_Application (Lvl 2) "Initial 1003 is missing from the loan file."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$3,100.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
51552134	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$480.88	10.309%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	04/xx/2022	$28,786.13	Not Applicable	10.309%	$360.61	04/xx/2022	Financial Hardship	According to the updated title report dated 12/xx/2022, the subject mortgage was originated on xx.

The chain of assignment has not been completed. Currently, the assignment is with xx

There is one civil judgment against the subject property in favor of xx which was recorded on 02/xx/2022 in the amount of $xx.

Annual combined taxes of 2022 have been paid in the amount of $85.14 on 02/xx/2022.

Annual combined taxes of 2021 have been exempt.

No prior year delinquent taxes have been found.
According to payment history as of 11/xx/2022, the borrower is currently delinquent for 23 months and the next due date for payment is 12/xx/2020. The last payment was received on 11/xx/2020 in the amount of $502.56 which was applied for due date 11/xx/2020. The current P&I is $480.88 and current PITI is $502.56 with an interest rate of 10.309%. The current UPB reflected as per the payment history is $xx.	Collections Comments:According to servicing comments, the loan is in collection.

According to payment history as of 11/xx/2022, the borrower is currently delinquent for 23 months and the next due date for payment is 12/xx/2020. The last payment was received on 11/xx/2020 in the amount of $502.56 which was applied for due date 11/xx/2020. The current P&I is $480.88 and current PITI is $502.56 with an interest rate of 10.309%. The current UPB reflected as per the payment history is $xx.

No comment pertaining to the damage on the subject property has been observed.

As per comment dated 06/xx/2022, the borrower's income is impacted by covid-19.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between servicer and borrower on 4/xx/2022. As per the modified term, the new principal balance is xx and lender agrees to forgive $xx. The borrower promises to pay $360.61 monthly with a modified interest rate of 10.309% beginning from 4/xx/2022 with a maturity date of xx The modification does not have a balloon provision. The loan was modified once since origination.	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Borrower's Income is impacted by Covid-19? Loan Value: Yes Tape Value: No |---| |----| Comment: Yes Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, >= 120 Days   Tape Value: Collections   Variance:    Variance %:    Comment: The loan is in collection.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 7/xx/2008   Tape Value: 11/xx/2020   Variance: -4506 (Days)   Variance %:    Comment: 6/xx/2008   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/a   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 7xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 10.30920%   Tape Value: 10.30900%   Variance: 0.00020%   Variance %: 0.00020%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000000000000000321MMMM4   Tape Value: CCCCCCCCCCNCCCCCCCCCCCCC   Variance:    Variance %:    Comment: PH string is 4MM4M4444444444444444321.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 4MMMM1230000000000000000   Tape Value: CCCCCCCCCCCCCNCCCCCCCCCC   Variance:    Variance %:    Comment: PH reversed string is 4MM4M4444444444444444321.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Variance: 3583 (Days) Variance %: Comment: Stated maturity date is xx Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 along with estimated HUD and itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final loan application /1003 is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Texas. The following state disclosures are missing in the loan file;
1. TX Loan Agreement Notice
2. Commitment Requirement/Anti-Tying
3. TILA Disclosures in Spanish
4. Home Equity Consumer Disclosure
5. Home Equity Loan Interest and Fees Preclosing Disclosure
6. Home Equity Loan Copies of Documents
7. Home Equity Loan Rescission Notice
8. Fair Market Value of Homestead Property Acknowledgment
9. Home Equity Loan Notice of Address for Borrower Notification of Violation
10. Choice of Insurance Notice
11. Collateral Protection Insurance Disclosure
12. Non-Deposit Investment Product Disclosure Are there any promotional materials?
13. Insurance Solicitation/Post Commitment Requirement
14. Construction Loan Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "The right of rescission document is missing from the loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
96574286	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	$80.08	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$302.71	14.599%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	The review of the updated title report dated 12/xx/2022 shows that the subject mortgage was originated on xx.
The chain of assignment is not completed as the subject mortgage is currently assigned to xx
No active judgments/liens have been found in the updated title report against the borrower/subject property.
County taxes of 2022 have been paid off in the amount of $40.69 on 2/xx/2022.
City taxes of 2022 have been paid off in the amount of $41.90 on 3/xx/2022.
County taxes of 2022 have been due in the amount of $39.60 on 1/xx/2023.
City taxes of 2022 have been due in the amount of $40.48 on 1/xx/2023.
No prior year delinquent taxes have been found in the updated title report.	Review of the payment history dated as of 11/xx/2022 the borrower is delinquent for 2 months. The last payment was received in the amount of $154.42 on 10/xx/2022. The next due date is 9/xx/2022. Current UPB as of date reflected in the provided payment history is $xx and current interest rate as per payment history is 8.004%.	Collections Comments:Currently, the loan is in collections.

Review of the payment history dated as of 11/xx/2022 the borrower is delinquent for 2 months. The last payment was received in the amount of $154.42 on 10/xx/2022. The next due date is 9/xx/2022. Current UPB as of date reflected in the provided payment history is $xx and current interest rate as per payment history is 8.004%.

As per the latest BPO report dated 10/xx/2022, located at “xx” the subject property has damaged and the estimated cost of repairs is $xxhe type of damage is Painting, windows and siding. However, there are no evidences to current status of repairs.

Information on the foreclosure proceedings is not available.

The debtor Elizabeth Cooley filed bankruptcy under chapter-13 on 11/xx/2003 with the Case# xx and the plan was confirmed on 7/xx/2004.
The debtor was discharged on 12/xx/2006 and terminated on 1/xx/2007.
All BK documents on pacer is unavailable.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor xx filed bankruptcy under chapter-13 on 11/xx/2003 with the Case# xx and the plan was confirmed on 7/xx/2004.
The debtor was discharged on 12/xx/2006 and terminated on 1/xx/2007.
All BK documents on pacer is unavailable.	This is a conventional fixed rate mortgage with P&I of $302.71 with the rate of interest 14.599% and a maturity date of the loan is 5/xx/2014. The P&I as per updated payment history as of the date is $154.42 and rate of interest is 8.004%; however, there is a reduction in P&I and rate of interest with respect to original Note data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.	Credit Application Origination Appraisal	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Yes Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx  Variance:    Variance %:    Comment: Cooley   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Collections, < 60 Days   Tape Value: Collections   Variance:    Variance %:    Comment: Collections, <60Days   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Unavailable   Tape Value: $290.72   Variance:    Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 5/xx/1999   Tape Value: 5/xx/2022   Variance: -8415 (Days)   Variance %:    Comment: 5/xx/1999   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value:xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 8xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 111111000004444443210321   Tape Value: CCCCCC3C33NC3C3C3C3C36C3   Variance:    Variance %:    Comment: 321234123M3MM01M2M2M0000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 123012344444400000111111   Tape Value: 3C63C3C3C3C3CN33C3CCCCCC   Variance:    Variance %:    Comment: 0000M2M2M10MM3M321432123   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx Variance: Variance %: Comment: Unavailable Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003/application is missing from the loan file. Final loan application is missing from loan file. Income and debt details are updated from credit application available at xx
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE risk indicator is moderate due to below test is failed
This loan failed the bona fide discount points test due to one of the following findings:
The loan is a first lien mortgage and has a principal amount that is greater than or equal to $10,000 and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate. The discount points are marked as bona fide but an undiscounted rate value was not provided."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the bona fide discount points test due to one of the following findings:
The loan is a first lien mortgage and has a principal amount that is greater than or equal to $10,000 and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate. The discount points are marked as bona fide but an undiscounted rate value was not provided."
																																																																																								* Missing Appraisal (Lvl 2) "Origination appraisal is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$16,500.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
15234143	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,957.56	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,014.41	12.340%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	03/xx/2022	$87,388.49	Not Applicable	2.340%	$280.53	03/xx/2022	Financial Hardship	The review of the updated title report dated 12/xx/2022 shows that the subject mortgage was originated on xx

The chain of assignment is completed as the subject mortgage is currently assigned to
“xx.”

No active judgments/liens have been found in the updated title report against the borrower/subject property.

Combined taxes of 2022 have been paid off in the amount of $507.21 on 4/xx/2022.

School taxes of 2022/23 have been paid off in the amount of $xx on 9/xx/2022.

No prior year delinquent taxes have been found in the updated title report.	Review of the payment history dated as of 11/xx/2022 the borrower is delinquent for 7 months. The last payment was received in the amount of $280.33 on 04/xx/2022. The next due date is 04/xx/2022. Current UPB as of date reflected in the provided payment history is $xx and current interest rate as per payment history is 2.340%.	Collections Comments:Currently, the loan is in collections.

Review of the payment history dated as of 11/xx/2022 the borrower is delinquent for 7 months. The last payment was received in the amount of $280.33 on 04/xx/2022. The next due date is 04/xx/2022. Current UPB as of date reflected in the provided payment history is $xx and current interest rate as per payment history is 2.340%.

Collection comment dated 06/xx/2022 states that the borrower is impacted by Covid-19. No further information has been found.

Information on the foreclosure proceedings is not available.

Information on the bankruptcy proceedings is not available.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between the borrower and lender on 3/xx/2022. The new modified rate is 2.340% and borrower promises to pay P&I in the amount of $280.53 which was begun on 3/xx/2022. The new principal balance is xx The interest bearing amount is xx and the maturity date is xx Reason for modification is financial hardship.	Credit Application Initial 1003_Application	Field: Borrower's Income is impacted by Covid-19? Loan Value: Yes Tape Value: No |---| |----| Comment: yes Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, >= 120 Days   Tape Value: Collections   Variance:    Variance %:    Comment: Collections 120 Days   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not applicable   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent   Loan Value: 5   Tape Value: 6   Variance: -1   Variance %: -16.66666%   Comment: 5   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Variance: $-0.04   Variance %: -0.00004%   Comment: $96.161.46   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 6xx  Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00004MMMMMMMMMMMMMMMMM44   Tape Value: CCCCCCCCCCNCC3CC3C3C3C36   Variance:    Variance %:    Comment: MM44M4440000000000000000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 44MMMMMMMMMMMMMMMMM40000   Tape Value: 63C3C3C3CC3CCNCCCCCCCCCC   Variance:    Variance %:    Comment: 0000000000000000444M44MM   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Variance: Variance %: Comment: xx Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed. As per Appraisal Report located at “xx” the subject property is a manufactured home. The ALTA 7 Endorsement is not attached with the Final Title Policy. The legal description attached with the subject mortgage does not show VIN/Serial Number. The affidavit of affixation is not available with UT located at xx which states that the manufactured home with no affixed to the permanent foundation."	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA foreclosure rescission finance charge test. Finance charge disclosed as $xx exceeds threshold of $xx under by -$76.38."
* Missing Initial 1003_Application (Lvl 2)     "Initial 1003 is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
30826051	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$822.03	$1,644.06	06/xx/2024	2019-08475	No	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$916.50	6.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	49.662%	First	Final policy	Not Applicable	Not Applicable	11/xx/2019	$114,552.71	Not Applicable	4.375%	$685.84	11/xx/2019	Financial Hardship	As per updated title report dated 12/xx/2022, the subject mortgage was originated on xx
The chain of assignments has been completed. The mortgage is currently assigned to "xx”, which was recorded on 01/xx/2015.
There is a civil judgment against the borrower in favor of “xx” in the amount of $0.00 which was recorded on 02/xx/2014.
County annual taxes of 2022 have been paid in the amount of $1644.06 on 5/xx/2023.
County annual taxes of 2022 is delinquent in the amount of $822.03, which are good through 12/xx/2022.	According to the payment history as of 11/xx/2022, the borrower has been delinquent for 1 month and the next due date is 10/xx/2022. The last payment was received on 10/xx/2022 in the amount of $1123.39(PITI) which was applied for the due date of 09/xx/2022. The monthly P&I is $685.84 with an interest rate of 4.375%. The current UPB is $xx.	Collections Comments:The loan is in collection.
According to the payment history as of 11/xx/2022, the borrower has been delinquent for 1 month and the next due date is 10/xx/2022. The last payment was received on 10/xx/2022 in the amount of $1123.39(PITI) which was applied for the due date of 09/xx/2022. The monthly P&I is $685.84 with an interest rate of 4.375%. The current UPB is $xx.
According to the PACER, the borrower had filed the bankruptcy under chapter 7 with case#xx on 07/xx/2013. The bankruptcy case was discharged on 11/xx/2013 and also got terminated on 11/xx/2013. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx Therefore, the unsecured portion is $31604.00.
As per the document located at (xx), the notice of lis pendens was filed on 11/xx/2019 with case#xx which was recorded on 11/xx/2019. The release of notice of lis pendens document located at (xx), shows the lis pendency has been dismissed on 12/xx/2019.
No comment pertaining to the damage on the subject property has been observed.

Update
The collection comment history is incomplete. The collection comments are available from 02/xx/2023 to 07/xx/2024 .We are missing the latest 24 months of collection comments for review. The collection comments are missing from 08/xx/2022 to 01/xx/2023.
No any additional information found in recent collection comments.

Foreclosure Comments:As per the document located at (xx), the notice of lis pendens was filed on 11/xx/2019 with case#xx which was recorded on 11/xx/2019. The release of notice of lis pendens document located at (xx), shows the lis pendency has been dismissed on 12/xx/2019.
Bankruptcy Comments:According to the PACER, the borrower had filed the bankruptcy under chapter 7 with case#xx on 07/xx/2013. The bankruptcy case was discharged on 11/xx/2013 and also got terminated on 11/xx/2013. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx Therefore, the unsecured portion is $31604.00.	The step modification agreement was made on 11/xx/2019 with the new modified unpaid principal balance of $xx. The borrower agreed to pay P&I of $685.84 with a modified interest rate of 4.375% starting on 11/xx/2019, which will get changed in 03steps until the new maturity date of xx The rate will change in 03 steps which end with 6.500%.	Missing Required State Disclosures	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Yes Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, < 60 Days   Tape Value: Performing   Variance:    Variance %:    Comment: Collecition, 60-119 Days   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 11/xx/2019   Tape Value: 1/xx/2020   Variance: -85 (Days)   Variance %:    Comment: 11/xx/2019   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 4/xx/2007   Tape Value: 7/xx/2022   Variance: -5570 (Days)   Variance %:    Comment: 4/xx/2007   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Step   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent   Loan Value: 1   Tape Value: 2   Variance: -1   Variance %: -50.00000%   Comment: 1   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 1121112222211001MMMM1221   Tape Value: CCCC3CC3CCN3CCC33666699F   Variance:    Variance %:    Comment: 0112210222M0000000000000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 1221MMMM1001122222111211 Tape Value: F99666633CCC3NCC3CCCCCCC Variance: Variance %: Comment: 0000000000000M222012211 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* GSE Points and Fees Test Violations (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located inxx. The following state disclosures are missing in the loan file;
Freedom to Choose Insurance Company and Insurance Professional."
																																																																																								* TIL not hand dated (Lvl 2) "The final TIL is not hand dated by the borrower."		Elevated	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
58893136	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$39.00	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$610.97	8.990%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	08/xx/2022	$79,300.02	Not Applicable	6.264%	$451.00	08/xx/2022	Financial Hardship	The review of the updated title report dated 12/xx/2022 reflects that the subject mortgage was originated xx. The chain of assignment has been completed. Currently, the mortgage assignment is With xx. No active liens and judgments have been found against the borrower and the property. Annual county taxes of 2022 are due on 12/xx/2022 in the amount of $39.00. No prior year’s delinquent taxes have been found.	According to a review of the payment history as of 11/xx/2022, the borrower is currently delinquent for 20 months with the loan and the next due date is 3/xx/2021. The last payment was received on 11/xx/2022 in the amount of $456.41 with the rate of interest 8.990%, which was applied for the due date of 2/xx/2021. The UPB reflected in the latest payment history is in the amount of $xx.	Collections Comments:According to the review of the servicing comments, the loan is currently in bankruptcy. According to a review of the payment history as of 11/xx/2022, the borrower is currently delinquent for 20 months with the loan and the next due date is 3/xx/2021. The UPB reflected in the latest payment history is in the amount of $xx.
As per comment dated 6/xx/2021, RFD is death of borrower.
As per the servicing comments, the subject property has been occupied by the unknown. As per BPO report dated 1/xx/2021 located at “xx” shows the roof of the property was damaged. An estimated cost of repair is $xx. Further details not provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER report, the borrower "xx" filed for bankruptcy under Chapter-13 with case# xx on 10/xx/2019 and the plan was confirmed on 1/xx/2020. The POC was on 12/xx/2019 with the POC amount of xx and the amount of arrearage is xx As per the modified order confirming chapter 13 plan the debtor was supposed to pay to the trustee in the amount of $700.00 for the period of 72 months under Chapter 13. The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx However, the unsecured portion is $0.00. No comment has been found indicating a cram-down. The loan is in active bankruptcy.	The loan was modified on 8/xx/2022. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 6.264% and the borrower promises to pay P&I in the amount of $451.00 beginning from 8/xx/2022. The maturity date as per modification is xx The modification agreement is not signed by borrower and servicer.	Affiliated Business Disclosure Credit Application	Field: Borrower Last Name Loan Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Delinquent   Tape Value: Performing   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $1972.72   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 8/xx/2022   Tape Value: 5/xx/2017   Variance: 1918 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000MMMMMMMMMMMM   Tape Value: 3369999999N99999999FFFFF   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMMMMMMMMM000000000000   Tape Value: FFFFF99999999N9999969633   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: xx Variance: 3761 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Final application is missing from the loan documents." * Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The required affiliated business disclosure is missing from the loan file." * ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$8,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
48171751	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$11,583.62	06/xx/2024	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,443.40	4.875%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Streamline Refinance	Yes	xx	xx	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	05/xx/2022	$467,836.55	$21,600.00	3.125%	$1,629.77	05/xx/2022	Financial Hardship	According to the updated title report dated 12/xx/2022, the subject mortgage was originated on xx.

The chain of assignment has been completed. Currently, the assignment is with xx

There is one state tax lien against the subject property in favor of “xx” in the amount of $xx which was recorded on 06/xx/2010 prior to the subject mortgage.

There is one civil judgment found against the borrower in favor of “xx” which was recorded on 05/xx/2021.

1st, 2nd, 3rd and 4th installment of combined taxes for year 2022 have been paid off in the total amount of $xx.

The 4th installment of utilities for 2022 is delinquent in the amount of $923.41 and is good through 12/xx/2022.

According to the payment history as of 11/xx/2022, the borrower is currently 1 month delinquent with the loan. The last payment was received on 10/xx/2022 and was applied to 9/xx/2022 and the next due date is 10/xx/2022. The P&I is $xx and current interest rate as per payment history is 3.125%. The current UPB is $xx.	Collections Comments:As per the review of collection comments, the current status of the loan is in collection.

According to the payment history as of 11/xx/2022, the borrower is currently 1 month delinquent with the loan. The last payment was received on 10/xx/2022 and was applied to 9/xx/2022 and the next due date is 10/xx/2022. The P&I is $xx and current interest rate as per payment history is 3.125%. The current UPB is $xx.

The collection comment dated 6/xx/2022 the borrower’s income is impacted by covid-19. The collection comment dated 7/xx/2020 shows the forbearance plan was provided to borrower which started from 7/xx/2020. Forbearance plans ran and were extended from 10/xx/2020.

No evidence has been found regarding bankruptcy.

The foreclosure was initiated in year 2019 with the loan. The collection comment dated 3/xx/2021, the foreclosure put on hold due to loss mitigation. Further details not provided.

The collection comment dated 10/xx/2020, the subject property was affected due to natural disaster. However, CCs do not show any damages.

The collection comment dated 8/xx/2022 the subject property is owner occupied.

As per the BPO report dated 10/xx/2015 located at_xx the subject property was damaged. The estimated cost of repairing is $xx. As per the BPO report dated 12/xx/2021 located at_xx the subject property is in average condition. Further details not provided.

Foreclosure Comments:The foreclosure was initiated in year 2019 with the loan. The collection comment dated 3/xx/2021, the foreclosure put on hold due to loss mitigation. Further details not provided.
Bankruptcy Comments:Not Applicable	The modification agreement was made between Estate of xx on 05/xx/2022. The new modified principal balance is xx The borrower promises to pay the P&I in the amount of $xx with current interest rate of 3.125% beginning from 05/xx/2022 till the maturity date of xx	1-4 Family Rider Initial Escrow Acct Disclosure Notice of Servicing Transfer	Field: Borrower Last Name Loan Value:xx|---| |----| Comment: Knight Tape Source: Initial Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Collections   Tape Value: Performing   Variance:    Variance %:    Comment: Collections   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 4/xx/2011   Tape Value: 7/xx/2022   Variance: -4109 (Days)   Variance %:    Comment: 4/xx/2011   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: Not Applicable   Tape Value: 7/xx/2015   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: Not Applicable   Tape Value: 2.000%   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Mod Step 10 Date   Loan Value: Not Applicable   Tape Value: 7/xx/2024   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Mod Step 10 Rate   Loan Value: Not Applicable   Tape Value: 4.880%   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: Not Applicable   Tape Value: 7/xx/2016   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: Not Applicable   Tape Value: 2.000%   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: Not Applicable   Tape Value: 7/xx/2017   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: Not Applicable   Tape Value: 2.000%   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Date   Loan Value: Not Applicable   Tape Value: 7/xx/2018   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Rate   Loan Value: Not Applicable   Tape Value: 3.000%   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Mod Step 5 Date   Loan Value: Not Applicable   Tape Value: 7/xx/2019   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Mod Step 5 Rate   Loan Value: Not Applicable   Tape Value: 4.000%   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Mod Step 6 Date   Loan Value: Not Applicable   Tape Value: 7/xx/2020   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Mod Step 6 Rate   Loan Value: Not Applicable   Tape Value: 4.880%   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Mod Step 7 Date   Loan Value: Not Applicable   Tape Value: 7/xx/2021   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Mod Step 7 Rate   Loan Value: Not Applicable   Tape Value: 4.880%   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Mod Step 8 Date   Loan Value: Not Applicable   Tape Value: 7/xx/2022   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Mod Step 8 Rate   Loan Value: Not Applicable   Tape Value: 4.880%   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Mod Step 9 Date   Loan Value: Not Applicable   Tape Value: 7/xx/2023   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Mod Step 9 Rate   Loan Value: Not Applicable   Tape Value: 4.880%   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent   Loan Value: 1   Tape Value: 2   Variance: -1   Variance %: -50.00000%   Comment: 1   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:xx  Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000004444444444444321211   Tape Value: 3366969999NCCC33333C3369   Variance:    Variance %:    Comment: 21122100000000M00MM0MM00   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 112123444444444444400000   Tape Value: 9633C3333CCCCN9999666633   Variance:    Variance %:    Comment: 00MM0MM00M00000000122112   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Yes Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "1. This loan failed the TILA finance charge test. The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100.

2. This loan failed the TILA foreclosure rescission finance charge test. The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $35."
* ComplianceEase TILA Test Failed (Lvl 2)     "1. This loan failed the TILA finance charge test. The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100.

2. This loan failed the TILA foreclosure rescission finance charge test. The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $35."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing required 1-4 family rider (Lvl 2)     "Final 1008 shows the subject property is a 2-Family; however, such rider is not attached with the copy of mortgage."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer disclosure is missing from the loan file."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$9,750.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
36591582	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$12,042.50	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$2,447.92	$3,876.49	5.875%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	54.473%	First	Final policy	Not Applicable	Not Applicable	01/xx/2022	$456,229.91	Not Applicable	3.125%	$1,666.27	01/xx/2022	Financial Hardship	Review of updated title report dated 12/xx/2022 shows subject mortgage was originated on xx.

The chain of assignment has been completed. The loan is currently assigned with xx

There is a junior mortgage was originated on 3/xx/2006 in the amount of $xx with the xx and it was recorded on 3/xx/2006.

There is one civil judgment open against the borrower in the amount of $xx with xx.
Semi-annual county taxes of 2021 have been paid off in the total amount of $xx on 8/xx/2022 and 11/xx/2022 respectively.

As per updated title report, no prior year taxes are delinquent.	The review of updated payment history as of 11/xx/2022, the subject loan is currently delinquency for 22 months and the next due date of payment is 7/xx/2020. The last payment was received in the amount of $xx which applied for 6/xx/2020. The current P&I is $xx with an interest rate of 3.625%. The UPB as of the date mentioned in the updated payment history is in the amount of $xx.	Collections Comments:The loan is in REO.

The review of updated payment history as of 11/xx/2022, the subject loan is currently delinquency for 22 months and the next due date of payment is 7/xx/2020. The last payment was received in the amount of $xx which applied for 6/xx/2020. The current P&I is $xx with an interest rate of 3.625%. The UPB as of the date mentioned in the updated payment history is in the amount of $xx.
No foreclosure activity has been found.
Details regarding the bankruptcy are not available.
As per the comment dated 6/xx/2022 the borrower has been impacted by covid-19.

The property is owner occupied and is in average condition. As per servicing comment dated 09/xx/2021, shows the subject property is affected due to Natural disaster. However, we are unable to determine disaster type from the available comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between borrower and lender on effective date of 1/xx/2022. The borrower agreed to pay the UPB of xx with a 3.125% interest rate, $xx in P&I, and a fixed amortized type for the period starting on 1/xx/2022 and ending on xx The borrower has been not singed the modification.	Document Showing a Index Numerical Value Initial Escrow Acct Disclosure Loan Program Info Disclosure	Field: Payment History String Loan Value: 000104444444444444444444 Tape Value: C3633C3333N3333366666333 |---| |----| Comment: M4MM44444444444444444444 Tape Source: Initial Tape Type:
Field: Payment History String Reversed Loan Value: 444444444444444444401000 Tape Value: 3336666633333N3333C6363C Variance: Variance %: Comment: 44444444444444444444MM4M Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Account disclosure signed by borrower is missing from loan documents."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from loan files."
																																																																																								* Operative Index Numerical Value Unavailable based on lender docs (Lvl 2) "Operative index value is unavailable."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
20890678	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,228.85	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$512.50	7.950%	240	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	22.972%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 12/xx/2022, the subject mortgage was originated on xx.

The chain of assignment has been completed. Currently, the assignment is xx

No active judgments or liens have been found.
Annual combined taxes of 2023 are due on 1/xx/2023 in the amount of $xx.
According to the payment history as of 11/xx/2022, the borrower has been delinquent for 7 months and the next due date for the regular payment is 04/xx/2022. The last payment was received on 02/xx/2022 in the amount of $797.39 (PITI), which was applied for the due date of 03/xx/2022. The monthly P&I is in the amount of $512.50 with an interest rate of 7.950%. The current UPB is $xx.	Collections Comments:As per the comment history, the current status of the loan is in collections.
According to the payment history as of 11/xx/2022, the borrower has been delinquent for 7 months and the next due date for the regular payment is 04/xx/2022. The last payment was received on 02/xx/2022 in the amount of $797.39 (PITI), which was applied for the due date of 03/xx/2022. The monthly P&I is in the amount of $512.50 with an interest rate of 7.950%. The current UPB is $xx.
As per comment dated 6/xx/2022, borrower’s income has been impacted due to covid-19.
As per the deferral agreement located xx dated 3/xx/2022, the servicer provided deferral plan to borrower. The 12 past due will be deferred and loan will be current with deferred amount of $xx.
As per the comment dated 8/xx/2022, the servicer provided modification plan to the borrower. But borrower rejected this modification.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
No evidence has been found regarding damage or repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure	Field: Borrower's Income is impacted by Covid-19? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, >= 120 Days   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $9894.24   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: 3/xx/2022   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: Not Applicable   Tape Value: 12/xx/2022   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: Not Applicable   Tape Value: 5.750%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent   Loan Value: 5   Tape Value: 6   Variance: -1   Variance %: -16.66666%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 7xx   Variance: -4.310%   Variance %: -4.31000%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Variance: -4.310%   Variance %: -4.31000%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 021021100021014M4MMMMMMM   Tape Value: CCCCCCCCCCNCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMMMM4M410120001120120   Tape Value: CCCCCCCCCCCCCNCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value:xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: No Cash-Out   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan documents."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
76527253	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$890.12	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$1,011.81	8.700%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	06/xx/2010	$131,243.03	Not Applicable	4.000%	$663.05	06/xx/2010	Financial Hardship	The review of the updated title report dated 12/xx/2022 shows that the subject mortgage was originated xx. The chain of assignments is incomplete; the current assignee is xx There are 2 credit card judgments against the borrower in the total amount of $xx filed by different plaintiffs & recorded on 04/xx/2014 & 01/xx/2016. The annual county taxes of 2022 are due in the amount of $890.12 on 12/xx/2022. No prior year’s delinquent taxes have been found.	According to the payment history as of 11/xx/2022, the borrower has been delinquent for 7 months and the lender has made some due date adjustment from 10/xx/2020 to 02/xx/2021 so the next due date for the regular payment is 04/xx/2022. The last payment was received on 10/xx/2022 in the amount of $940.72 (PITI) which was applied for the due date of 03/xx/2022. The monthly P&I is $743.24 with an interest rate of 5.125%. The current UPB is $xx and tape data of payment history reflected deferred balance as $3487.87.	Collections Comments:The loan is in collection.
According to the payment history as of 11/xx/2022, the borrower has been delinquent for 7 months and the lender has made some due date adjustment from 10/xx/2020 to 02/xx/2021 so the next due date for the regular payment is 04/xx/2022. The last payment was received on 10/xx/2022 in the amount of $940.72 (PITI) which was applied for the due date of 03/xx/2022. The monthly P&I is $743.24 with an interest rate of 5.125%. The current UPB is $xx and tape data of payment history reflected deferred balance as $3487.87.
According to the PACER, the borrower "xx" had filed the bankruptcy under chapter 7 with case# xx on 12/xx/2018. The voluntary petition schedule D shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx Hence, the unsecured portion is $xx. The borrower has been discharged on 03/xx/2019 and also got terminated on 05/xx/2019. No evidences have been found regarding the current/prior foreclosure proceedings.
As per the servicing comment dated 04/xx/2022, the reason for default is job loss.
As per servicing comment dated 11/xx/2022, the subject property is owner occupied.
The comment dated 6/xx/2022, borrower's income was impacted by covid-19 and FB plan is given to the borrower.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower "xx" had filed the bankruptcy under chapter 7 with case# xx on 12/xx/2018. The voluntary petition schedule D shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx Hence, the unsecured portion is $xx. The borrower has been discharged on 03/xx/2019 and also got terminated on 05/xx/2019.	The step modification agreement was made between the borrower and on 1/xx/2021 with the new modified unpaid principal balance of $131243.03. The borrower agreed to pay the modified monthly P&I of $663.05 with an interest rate of 4.00% starting on 6/xx/2010, which will get changed in 3 steps until the new maturity date of xx As per the modification worksheet located at “xx, the lender has agrees to forgive the amount of $1254.47. The forgiven amount exceeds 2% of the modified principal balance. This modification document is not signed by the borrower.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Yes Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value:xx   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Collections, 60-119 Days   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $3487.87   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 6/xx/2010   Tape Value: 1/xx/2021   Variance: -3881 (Days)   Variance %:    Comment: 6/xx/2010   Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: 6/xx/2022   Tape Value: 4/xx/2022   Variance: 46 (Days)   Variance %:    Comment: 6/xx/2022   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 3/xx/2007   Tape Value: 2/xx/2022   Variance: -5451 (Days)   Variance %:    Comment: 3/xx/2017   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: step   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: yes   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent   Loan Value: 6   Tape Value: 7   Variance: -1   Variance %: -14.28571%   Comment: 6   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000000000000000MMMM4444   Tape Value: C36633CC33N3C333CCCCCC33   Variance:    Variance %:    Comment: M4MMM4440000000M00000M00   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 4444MMMM0000000000000000   Tape Value: 33CCCCCC3C3C3N33CC36663C   Variance:    Variance %:    Comment: 00M00000M0000000444MMM4M   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: Route 3 Box 273   Tape Value: 14083 BRISTOL HWY   Variance:    Variance %:    Comment: Route 3 Box 273   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Variance: -30 (Days) Variance %: Comment: xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program Disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Virginia. The following state disclosures are missing in the loan file;
1. VA Application Disclosure
2. Copy of Appraisal or Statement of Appraised Value
3. Affiliated Business Disclosure"
* Note has LIBOR Index with Replacement Clause (Lvl 2)     "Note states, if the Index is no longer available, the Note Holder will choose a new index that is based upon comparable information. The Note holder will give notice of this choice."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$7,500.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
49127415	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,090.34	06/xx/2024	22 CV E11 0617	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$794.33	11.290%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/xx/2022	$75,307.18	Not Applicable	7.665%	$504.78	06/xx/2022	Financial Hardship	According to the updated title report dated 12/xx/2022, the subject mortgage was originated xx. The chain of assignment has not been completed. Currently, the assignment is with xx. There is one civil judgment against the borrower in favor of xx There are 2 state tax liens against the borrower in favor of State of xx which were recorded on 07/xx/2014 and 10/xx/2019 in the total amount of $xx. 1st and 2nd combined taxes of 2021 have been paid in the total amount of $xx. No prior year delinquent taxes have been found.	According to payment history as of 11/xx/2022, the borrower is currently delinquent for 11 months and the next due date for payment is 12/xx/2021. The last payment was received on 4/xx/2022 in the amount of $633.11 which was applied for due date 11/xx/2021. The current P&I is $504.77 and current PITI is $633.11 with an interest rate of 8.020%. The current UPB reflected as per the payment history is $xx.	Collections Comments:According to servicing comments, the loan is in foreclosure.

According to payment history as of 11/xx/2022, the borrower is currently delinquent for 11 months and the next due date for payment is 12/xx/2021. The last payment was received on 4/xx/2022 in the amount of $633.11 which was applied for due date 11/xx/2021. The current P&I is $504.77 and current PITI is $633.11 with an interest rate of 8.020%. The current UPB reflected as per the payment history is $xx.

Borrower made his last payment as per modification agreement located at “xx”.

As per BPO report dated 09/xx/2021 (xx) the subject property needs repairs to roof and the amount to repair roof will cost $xx. No details have been found regarding the insurance claim and completion of repairs.

The foreclosure was initiated in year 2018 with the loan. However, as per servicing comment dated 10/xx/2019, the foreclosure has been put on hold due to loan modification. Again, the foreclosure case is resumed and the complaint was filed on 11/xx/2022 with the case#xx. (located at "xx").

As per comment dated 11/xx/2022, the borrower's income is impacted by covid-19.

As per comment dated 11/xx/2022, the subject property is owner occupied.

No post-close bankruptcy record has been found.
Foreclosure Comments:The foreclosure was initiated in year 2018 with the loan. However, as per servicing comment dated 10/xx/2019, the foreclosure has been put on hold due to loan modification. Again, the foreclosure case is resumed and the complaint was filed on 11/xx/2022 with the case#xx. (located at "xx"). No more evidences are available in the latest 24 months servicing comments regarding further foreclosure proceedings.
Bankruptcy Comments:Not Applicable	The step modification agreement was made between lender and borrower on 6/xx/2022. As per the modified terms, new modified unpaid principal balance is $xx. The borrower promises to pay $504.78 monthly with a modified interest rate of 7.665% beginning from 6/xx/2022 with a maturity date of xx The modification does not have a balloon provision. The loan has been modified twice since origination.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Notice of Servicing Transfer	Field: Borrower's Income is impacted by Covid-19? Loan Value: Yes Tape Value: No |---| |----| Comment: Yes Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Foreclosure   Tape Value: Collections   Variance:    Variance %:    Comment: Foreclosure   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 6/xx/2022   Tape Value: 11/xx/2019   Variance: 919 (Days)   Variance %:    Comment: 10/xx/2019   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 6/xx/2027   Tape Value: 11/xx/2024   Variance: 942 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 8.665%   Tape Value: 9.020%   Variance: -0.355%   Variance %: -0.35500%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 6/xx/2028   Tape Value: 11/xx/2025   Variance: 943 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 9.665%   Tape Value: 10.020%   Variance: -0.355%   Variance %: -0.35500%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: 6/xx/2019   Tape Value: 11/xx/2026   Variance: -2710 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: 10.665%   Tape Value: 11.020%   Variance: -0.355%   Variance %: -0.35500%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 4 Date   Loan Value: 6/xx/2030   Tape Value: 11/xx/2027   Variance: 943 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent   Loan Value: 9   Tape Value: 10   Variance: -1   Variance %: -10.00000%   Comment: 9   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Variance: $0.04   Variance %: 0.00005%   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000004444444444444444432   Tape Value: CCCCCCCCCCN369F9FFFFFFFF   Variance:    Variance %:    Comment: 444444444444444444222221   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 234444444444444444400000   Tape Value: FFFFFFFF96963NCCCCCCCCCC   Variance:    Variance %:    Comment: 444444444444444444222221   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Variance: 943 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final Application is missing from the loan documents. However, values are updated from credit application located at "xx
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in OH. The following state disclosures are missing in the loan file;
1. Equal Credit Availability Notice
2. Insurance Tying Disclosure
3. Non-Deposit Insurance Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR was not hand dated by borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$3,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
57740957	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,062.44	06/xx/2024	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$876.09	11.980%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	08/xx/2019	$77,189.56	Not Applicable	3.624%	$393.20	08/xx/2019	Financial Hardship	According to the updated title report dated 12/xx/2022, the subject mortgage was originated on xx.
The chain of assignment has been completed. Currently, the assignment is with the xx.
No active liens and judgments have been found against the borrower and subject property.
First installments of county taxes for the year 2022 have been paid in the amount of $531.22 on 10/xx/2022.
Second installments of county taxes for the year 2022 are due in the amount of $531.22 on 5/xx/2023.
No prior year delinquent taxes have been found.

According to latest payment history as of 11/xx/2022, the borrower is currently delinquent for 1 month and the next due date is 10/xx/2022. The last payment was received on 10/xx/2022 in the amount of $598.34 which was applied for the due date 9/xx/2022. The unpaid principal balance is $xx. The current P&I is $393.20 and the interest rate is 3.624%.	Collections Comments:The loan is currently in the collection and the next due date is 10/xx/2022. The last payment was received on 10/xx/2022 in the amount of $598.34 which was applied for the due date 9/xx/2022. The unpaid principal balance is $xx. The current P&I is $393.20 and the interest rate is 3.624%. The loan has been modified. As per the comment dated 3/xx/2017, the foreclosure was initiated and the sale was scheduled. However, the comment dated 3/xx/2017 foreclosure sale was stopped. Foreclosure was placed on hold due to loss mitigation. The borrower did not file bankruptcy. As per the comment dated 10/xx/2022, the subject property is owner occupied. As per the comment dated 6/xx/2022, the borrower's income was impacted by covid-19 pandemic. FB plans ran and were extended several times from 5/xx/2020 to 10/xx/2021. As per the comment dated 7/xx/2021, the subject property was affected by natural disaster area. No comment pertaining to the damage on the subject property has been observed.

Foreclosure Comments:As per the comment dated 3/xx/2017, the foreclosure was initiated and the sale was scheduled. However, the comment dated 3/xx/2017 foreclosure sale was stopped. Foreclosure was placed on hold due to loss mitigation. No further details have been found regarding the foreclosure.
Bankruptcy Comments:Not Applicable	The modification agreement was made on 8/xx/2019 between the borrower “xx”. As per the modified terms, the new principal balance is xx There are 6 steps of modification. The borrower has promised to pay the P&I is $393.20 and interest rate of 3.624% beginning on 8/xx/2019 till maturity date of xx	Field: Borrower's Income is impacted by Covid-19? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, < 60 Days   Tape Value: Performing   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $5947.01   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 8/xx/2019   Tape Value: 6/xx/2022   Variance: -1035 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 8/xx/2019   Tape Value: 8/xx/2024   Variance: -1827 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 3.624%   Tape Value: 4.624%   Variance: -1.000%   Variance %: -1.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 8/xx/2024   Tape Value: 8/xx/2025   Variance: -365 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 4.624%   Tape Value: 5.624%   Variance: -1.000%   Variance %: -1.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: 8/xx/2025   Tape Value: 8/xx/2026   Variance: -365 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: 5.624%   Tape Value: 6.624%   Variance: -1.000%   Variance %: -1.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 4 Date   Loan Value: 8/xx/2026   Tape Value: 8/xx/2027   Variance: -365 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 4 Rate   Loan Value: 6.624%   Tape Value: 7.624%   Variance: -1.000%   Variance %: -1.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 5 Date   Loan Value: 8/xx/2027   Tape Value: 8/xx/2028   Variance: -366 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 5 Rate   Loan Value: 7.624%   Tape Value: 8.624%   Variance: -1.000%   Variance %: -1.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent   Loan Value: 1   Tape Value: 2   Variance: -1   Variance %: -50.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $85294.54   Tape Value: $85294.50   Variance: $0.04   Variance %: 0.00004%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 11.98000%   Tape Value: 11.98100%   Variance: -0.00100%   Variance %: -0.00100%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 2111102101110023321M1221   Tape Value: C3666C33CCNC36C36999CCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 1221M1233200111012011112   Tape Value: CCCC99963363CNCC33C6663C   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Cash Out - Other   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed TILA Foreclosure Rescission Finance charge test due calculated finance charge $xx exceeds disclosed finance charge of $xx over by -$96.89."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "The right of rescission document is not hand dated by the borrowers."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
53696261	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	$6,495.12	06/xx/2024	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$906.18	7.500%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	10/xx/2021	$137,890.76	Not Applicable	3.641%	$454.90	12/xx/2021	Financial Hardship	As per the review of the updated title report dated 12/xx/2022, the subject mortgage was originated on xx
The chain of assignment has not been completed. Currently, the mortgage is with xx.
No active judgments or liens have been found.
Annual city taxes for 2022 have been paid in the amount of $2588.54.
Annual school taxes for 2022 have been paid in the amount of $3427.06.
Annual utility taxes of 2022 have been delinquent in the amount of $503.49 are good though 1/xx/2023.
According to the payment history as of 10/xx/2022, the borrower is currently delinquent for 27 months and the next due date for payment is 7/xx/2020. The last payment was received on 5/xx/2022 in the amount of $xx which was applied for 6/xx/2020. The P&I is $545.90 and PITI is $xx. The UPB reflected as per the payment history is in the amount of $xx.
The last payment was received as per the modification located at “xx”.
Collections Comments:The loan is currently in collections and the next due date for payment is 7/xx/2020. The last payment was received on 5/xx/2022 in the amount of $xx which was applied for 6/xx/2020. No evidence found regarding property damages.
The property is owner occupied. As per the tape, the foreclosure was started. The complaint was filed.
As per collection comment dated on 8/xx/2022, the borrower's income was impacted by covid-19.
No evidence regarding bankruptcy has been found.

Update:
As per the comment dated 3/xx/2024, the mod was effective on 3/xx/2024.
As per the comment dated 9/xx/2023, the subject property is occupied.
As per the comment dated 3/xx/2023, the borrower’s income was impacted by Covid-19 pandemic.

Foreclosure Comments:As per the tape, the foreclosure was started. The complaint was filed.
Bankruptcy Comments:Not Applicable
This step modification agreement was made between the borrower xx. The new principal balance is xx The borrower promises to pay P&I in the amount of $454.90 with the new initial step interest rate of 3.641%, beginning from 12/xx/2021. The new maturity is xx
Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Loan Program Info Disclosure Notice of Servicing Transfer Origination Appraisal	Field: Borrower's Income is impacted by Covid-19? Loan Value: Yes Tape Value: No |---| |----| Comment: As per collection comment dated on 8/xx/2022, the borrower's income was impacted by covid-19. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, >= 120 Days   Tape Value: REO   Variance:    Variance %:    Comment: The loan is currently in collections and the next due date for payment is 7/xx/2020. The last payment was received on 5/xx/2022 in the amount of $xx which was applied for 6/xx/2020.   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per the tape, the foreclosure was started. The complaint was filed.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $41326.00   Variance:    Variance %:    Comment: As per the modification located at “xx”, there is a deferred balance of $xx.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 10/xx/2021   Tape Value: 6/xx/2011   Variance: 3782 (Days)   Variance %:    Comment: This step modification agreement was made between the borrower xx. The borrower promises to pay P&I in the amount of $454.90 with the new initial step interest rate of 3.641%, beginning from xx The new maturity is xx   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 6/xx/2005   Tape Value: 6/xx/2020   Variance: -5479 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: This step modification agreement was made between the borrower xx and lender xx on 10/xx/2021. The new principal balance is xx The borrower promises to pay P&I in the amount of $454.90 with the new initial step interest rate of 3.641%, beginning from 12/xx/2021. The new maturity is 11/xx/2061.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: This step modification agreement was made between the borrower xx The borrower promises to pay P&I in the amount of $454.90 with the new initial step interest rate of 3.641%, beginning from 12/xx/2021. The new maturity is xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent   Loan Value: 26   Tape Value: 27   Variance: -1   Variance %: -3.70370%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000MMMMMMMMMMMMMMMMMMMM   Tape Value: CCCCCCCCCCNCCCCCCCCCCCCC   Variance:    Variance %:    Comment: As per the payment history, the string is 444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMMMMMMMMMMMMMMMMM0000   Tape Value: CCCCCCCCCCCCCNCCCCCCCCCC   Variance:    Variance %:    Comment: As per the payment history, the string reversed is 444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: 5997 (Days) Variance %: Comment: As per the latest mod, the new maturity is xx Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 along with estimated HUD and itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program Disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be confirmed."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
64206220	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,021.63	07/xx/2024	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,343.94	5.375%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	37.921%	First	Final policy	Not Applicable	Not Applicable	03/xx/2016	$262,718.09	$98,796.00	2.991%	$585.97	03/xx/2016	Financial Hardship	Review of updated title report dated 12/xx/2022 shows that the subject mortgage was originated on xx.

The chain of assignment is complete. The last assignment is with xx

No active judgments or liens have been found.

2nd installment county taxes of 2023 are due for 5/xx/2023 in the amount of $xx.

No delinquent taxes have been found for the prior year.
According to the payment history as of 11/xx/2022, the borrower is 22 months delinquent with the loan. The next due date is 1/xx/2021. The last payment was received on 2/xx/2021 in the amount of $679.13 with an interest rate 4% which was applied for the due date of 12/xx/2020. The current UPB reflected in the amount of $xx.	Collections Comments:The current status of the loan is collection.
According to the payment history as of 11/xx/2022, the borrower is 22 months delinquent with the loan. The next due date is 1/xx/2021. The last payment was received on 2/xx/2021 in the amount of $679.13 with an interest rate 4% which was applied for the due date of 12/xx/2020. The current UPB reflected in the amount of $xx.
No bankruptcy evidence has been found.
The foreclosure was initiated in the subject loan. As per updated title report “xx”, the complaint was filed on 09/xx/2012. However, the foreclosure was placed on hold due to loss mitigation.
As per collection comment dated 11/xx/2022, the borrower’s income is impacted by Covid-19. Forbearance plans ran and were extended several times from 12/xx/2020 to 5/xx/2022.
As per collection comment dated 12/xx/2020, the subject property was affected by natural disaster. However, the nature of damage and cost of repair is unable to be determined. No comments have been found regarding repair completion.

Update:-
As per the collection comment dated 4/xx/2023, the borrower deceased. Further details not provided.

Foreclosure Comments:The foreclosure was initiated in the subject loan. As per updated title report “xx”, the complaint was filed on 09/xx/2012. However, the foreclosure was placed on hold due to loss mitigation.
Bankruptcy Comments:Not Applicable	The step modification agreement was made between the borrower " xx " and lender "xx" with an effective date of 03/xx/2016 and the new modified unpaid principal balance is $xx out of which $xx is interest bearing amount and deferred amount is xx The borrower agreed to pay the modified monthly P&I of $679.13 with a modified interest rate of 4.000% starting on 03/xx/2016, which will get changed in 03 steps until the new maturity date of xx The rate will change in 03 steps which end with 4.000%. There is no principal forgiven amount.	Initial 1003_Application Initial Escrow Acct Disclosure	Field: Borrower's Income is impacted by Covid-19? Loan Value: Yes Tape Value: No |---| |----| Comment: Yes Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 3/xx/2016   Tape Value: 7/xx/2016   Variance: -107 (Days)   Variance %:    Comment: 3/xx/2016   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Step   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent   Loan Value: 20   Tape Value: 21   Variance: -1   Variance %: -4.76190%   Comment: 20   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000444444444444   Tape Value: CCCCCCCCCCNCCCCCCCCCCCCC   Variance:    Variance %:    Comment: 4MMMM444MMMM4MMMMM444444   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444000000000000   Tape Value: CCCCCCCCCCCCCNCCCCCCCCCC   Variance:    Variance %:    Comment: 444444MMMMM4MMMM444MMMM4   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Limited Cash Out (GSE definition)   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Limited cash out   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Yes Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan documents."
																																																																																								* Missing Initial 1003_Application (Lvl 2) "Initial application is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
47942249	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,557.93	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,475.56	10.600%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	22.412%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 12/xx/2022 reflects that the subject mortgage was originated on xx.
The chain of assignment has been completed. Currently, the mortgage assignment is with xx
No active liens and judgments have been found against the borrower and the property.
Annual combined taxes of 2022 are due on 1/xx/2023 in the amount of $5557.93.
No prior year’s delinquent taxes have been found.
According to a review of the payment history as of 11/xx/2022, the borrower is currently delinquent for 8 months with the loan and the next due date for the regular payment is 3/xx/2022. The last payment was received on 1/xx/2022 total in the amount of PITI $xx which includes P&I $xx with the rate of interest 10.600%, which was applied for the due date of 2/xx/2022. The UPB reflected in the latest payment history is in the amount of $xx.	Collections Comments:According to the review of the servicing comments, the loan is currently in collection. According to a review of the payment history as of 11/xx/2022, the borrower is currently delinquent for 8 months with the loan and the next due date for the regular payment is 3/xx/2022. The UPB reflected in the latest payment history is in the amount of $xx.
As per comment dated 1/xx/2022, borrower’s income is impacted by covid19. FB plan was approved and extended several times.
As per the servicing comments, the subject property has been occupied by the owner.  As per comment dated 1/xx/2022, the subject property was affected by natural disaster. Further details not provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures	Field: Borrower's Income is impacted by Covid-19? Loan Value: Yes Tape Value: No |---| |----| Comment: Yes Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $2951.12   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: 3/xx/2016   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 3/xx/2008   Tape Value: 2/xx/2022   Variance: -5085 (Days)   Variance %:    Comment: 3/xx/2008   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent   Loan Value: 6   Tape Value: 7   Variance: -1   Variance %: -14.28571%   Comment: 6   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000MMMMMMMMM   Tape Value: C3CCCCCC3CNCCCCCCCCCCCCC   Variance:    Variance %:    Comment: M4MMM4321000000111111100   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: MMMMMMMMM000000000000000 Tape Value: CCCCCCCCCCCCCNC3CCCCCC3C Variance: Variance %: Comment: 0011111110000001234MMM4M Tape Source: Initial Tape Type:	3: Curable	* Home Equity Consumer Disclosure is missing from the loan file (Lvl 3) "Home equity consumer disclosure is missing from the loan documents."
* Home Equity Loan Copies of Documents is missing from the loan file (Lvl 3)     "Home equity loan copies of documents are missing from the loan documents."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl 3)     "Home equity loan interest and fees pre-closing disclosure is missing from the loan documents."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 3) "Home equity loan notice of address for borrower notification of violation is missing from the loan documents."	* Missing Required State Disclosures (Lvl 2) "The subject property is located in xx . The following state disclosures are missing in the loan file;
1. TX Loan Agreement Notice.
2. Commitment Requirement/Anti-Tying.
3. TILA Disclosures in Spanish.
4. Home Equity Consumer Disclosure.
5. Home Equity Loan Interest and Fees Preclosing Disclosure  .
6. Home Equity Loan Copies of Documents.
7. Home Equity Loan Rescission Notice.
8. Fair Market Value of Homestead Property Acknowledgment.
9. Home Equity Loan Notice of Address for Borrower Notification of Violation.
10. Choice of Insurance Notice.
11. Collateral Protection Insurance Disclosure.
12. Non-Deposit Investment Product Disclosure Are there any promotional materials?.
13. Insurance Solicitation/Post Commitment Requirement
14. Construction Loan Disclosure."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated Business Disclosure is missing from the loan documents"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
21636325	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$853.44	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$694.07	9.990%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	05/xx/2019	$70,354.70	Not Applicable	7.495%	$512.76	05/xx/2019	Financial Hardship	As per the updated title report dated 12/xx/2022, the subject mortgage was originated on xx.

The chain of assignment has been completed. Currently, the assignment is with xx.

There is a junior mortgage against the subject property in favor of xx. which was originated on xx and recorded on xx in the amount of $xx.

There are two state tax liens against the borrower in favor of State of xx which were recorded on 12/xx/2010 & 4/xx/2021 in the amount of $726.27.
1st and 2nd installment combined taxes of 2021 have been paid on 2/xx/2022 & 7/xx/2022 in the amount of $853.44.
According to the payment history as of 11/xx/2022, the borrower is currently delinquent for 3 months. The last payment was received on 7/xx/2022 which was applied for the due date of 7/xx/2022 and the next due date is 8/xx/2022. The P&I is $512.76, the PITI is $621.07, and the UPB is $xx.	Collections Comments:As per the comment history, the current status of the loan is in collections.
According to the payment history as of 11/xx/2022, the borrower is currently delinquent for 3 months. The last payment was received on 7/xx/2022 which was applied for the due date of 7/xx/2022 and the next due date is 8/xx/2022. The P&I is $512.76, the PITI is $621.07, and the UPB is $xx.
As per the comment dated 10/xx/2022, the borrower’s income was impacted due to covid-19.
No foreclosure activity has been found.
Details regarding the bankruptcy are not available.
No evidence has been found regarding damage or repairs.
Updated
The collection comment history is incomplete. The collection comments are available from 02/xx/2023 to 07/xx/2024.We are missing the latest 24 months of collection comments for review. The collection comments are missing from 12/xx/2022 to 01/xx/2023.
As per the collection comment dated 10/xx/2023 foreclosure placed on hold.
As per servicing comment dated 02/xx/2024 the foreclosure approve hold extension end date.
As per servicing comment dated 04/xx/2024, foreclosure cancelled on 04/xx/2024.
As per the servicing comment dated 07/xx/2023 the reason for default is loss of income.
Modification
As per the collection comment dated 10/xx/2023, an effective date of 12/xx/2023 shows the new modified unpaid principal balance is $xxe modified monthly P&I of $476.00 with a modified interest rate of 6.00 % starting on 02/xx/2024., There is no deferred balance and principal forgiven amount.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made on the effective date 5/xx/2019 & the new UPB is $xx. The borrower has promised to pay the P&I of $512.76 with the fixed interest rate 7.495% that began from the first payment date 5/xx/2019 till the maturity date of xx Servicer agrees to forgive $8794.34.	Credit Application Initial 1003_Application	Field: Borrower's Income is impacted by Covid-19? Loan Value: Yes Tape Value: No |---| |----| Comment: borrower income impacted by covid -19 Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, < 60 Days   Tape Value: Performing   Variance:    Variance %:    Comment: Current legal status is Collection <60days   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 5/xx/2019   Tape Value: 5/xx/2019   Variance: -24 (Days)   Variance %:    Comment: last mod date is 5/xx/2019   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent   Loan Value: 1   Tape Value: 2   Variance: -1   Variance %: -50.00000%   Comment: mos currently delinquent is 1   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000444444444444444444M   Tape Value: 3333C33369N9FFF9FFCCCC36   Variance:    Variance %:    Comment: Payment history string 332101100010000101110000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: M44444444444444444400000   Tape Value: 63CCCCFF9FFF9N9633333333   Variance:    Variance %:    Comment: Payment history reversed 00001110100001101233   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: modification agreement in file Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial 1003 is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
87351382	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$499.46	07/xx/2024	Unavailable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$448.73	10.223%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	The review of the updated title report dated 12/xx/2022 shows that the subject mortgage was originated on xx. The chain of assignments has been completed. Currently, the assignment is with xx There is a civil judgment found against the borrower in favor of “xx” in the amount of $xx, recorded on 09/xx/2008. The combined annual taxes for the year of 2021 have been paid in the total amount of $499.46 on 04/xx/2021. The combined annual taxes for the year of 2022 have been due in the total amount of $499.46 on 12/xx/2022. No prior year’s delinquent taxes have been found.	According to the payment history as of 11/xx/2022, the borrower is currently delinquent for 06 months and the next due date for payment is 5/xx/2022. The last payment was received on 11/xx/2022 in the amount of $294.74 which was applied for due date 4/xx/2022. The current P&I is in the amount of $269.95 and current PITI is in the amount of $294.74 with an interest rate of 6.000%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The current status of the loan is in bankruptcy.

According to the payment history as of 11/xx/2022, the borrower is currently delinquent for 06 months and the next due date for payment is 5/xx/2022. The last payment was received on 11/xx/2022 in the amount of $294.74 which was applied for due date 4/xx/2022. The current P&I is in the amount of $269.95 and current PITI is in the amount of $294.74 with an interest rate of 6.000%. The current UPB reflected as per the payment history is in the amount of $xx.

According to the PACER, the borrower "xx" filed the bankruptcy under chapter 13 with case# xx on 02/xx/2019. The date of last filing bankruptcy is 10/xx/2022 and bankruptcy is still active.

As per the servicing comment dated 9/xx/2022, the reason for default is unemployment or decreased income.

According to the BPO report, dated 08/xx/2020, which can be found at "xx", the subject property needs to have its roof replaced. The estimated cost of repairs is $350.00. However, no information has been found related to damage or repairs in the latest 24 months of collection comments.

As per collection comments dated 11/xx/2022, the subject property is owner occupied.

As per comment dated 9/xx/2022, the borrower’s income is impacted by covid-19. Further details not provided.

Update:-
As per the collection comment dated 4/xx/2023, the loan was modified on 6/xx/2005. Further details not provided.
According to the collection comments, the borrower filed for bankruptcy under Chapter -13 with case#xx. The bankruptcy case is still active.

Foreclosure Comments:As per collection comment the loan is in the foreclosure. However, as per comment dated 2/xx/2019 the foreclosure was put on hold due to active bankruptcy under chapter 13 with case# xx on 02/xx/2019. Further details not provided.
Bankruptcy Comments:According to the PACER, the borrower "xx" filed the bankruptcy under chapter 13 with case# xx on 02/xx/2019. As per voluntary petition schedule D (xx), the amount of claim without deducting the value of collateral is xx and the value of collateral is xx there is no unsecured amount. The POC (xx) was filed by the creditor "xx" on 04/xx/2019 for the secured claim amount of xx and the amount of arrearage is $xx.The amended chapter 17 (xx) plan was filed on 03/xx/2019, and confirmed on 05/xx/2019. The borrower has promised to make monthly mortgage payment in the amount of $225.00 per month with interest 0.00% for 60 months to the trustee under the chapter 13 plan. The date of last filing bankruptcy is 10/xx/2022 and bankruptcy is still active.	The modification document is missing from loan file but AOT is available in the loan file, which is located at xx. This is a conventional fixed rate mortgage with P&I of $448.73 with the rate of interest 10.22280% and a maturity date of the loan is 6/xx/2019. As per latest payment history as of 11/xx/2022, P&I is $269.95 and rate of interest is 6.000%. However, there is a reduction in P&I and rate of interest with respect to original Note data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Notice of Servicing Transfer	Field: Borrower's Income is impacted by Covid-19? Loan Value: Yes Tape Value: No |---| |----| Comment: yes Tape Source: Initial Tape Type:
Field: Current Bankruptcy Post Petition Due Date   Loan Value: Unavailable   Tape Value: 10/xx/2022   Variance:    Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $599.15   Variance:    Variance %:    Comment: Not applicable   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: 6/xx/2005   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 6/xx/2004   Tape Value: 2/xx/2022   Variance: -6437 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment: Not applicable   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $xx   Tape Value: $xx   Variance: $-0.01   Variance %: -0.00002%   Comment: $xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx  Variance: 25.030%   Variance %: 25.03000%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Variance: 25.030%   Variance %: 25.03000%   Comment: 100%   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 10.22280%   Tape Value: 10.22300%   Variance: -0.00020%   Variance %: -0.00020%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000MMMMMM444   Tape Value: CCCCCCCC36NFFFF999999999   Variance:    Variance %:    Comment: 444444444444444444444444   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444MMMMMM000000000000000   Tape Value: 999999999FFFFN63CCCCCCCC   Variance:    Variance %:    Comment: 444444444444444444444444   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: 7xx9 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final loan application is missing from the loan file."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "Loan failed TX Constitution A6 Required Fees Test due to fees charged $xx exceeds fees threshold of $xx over +$644.98. The borrower to be refunded +$644.98 over charged fee to cure.

The following list of fees was included in the test
Loan Origination Fee $xx
Appraisal Fee $285.00
Credit Report Fee $3.00
Title Examination Fee $230.00
Attorney's Fee $125.00
Recording Fee $22.00
Recording Service Fee $16.00

This loan failed the total indebtedness test due to one of the following findings:

The loan is of a principal amount that when added to the total of all outstanding principal balances secured by valid liens against the homestead exceeds 80% of the fair market value of the homestead on the date the extension of credit is made.

No CLTV ratio was provided. For TX Constitution A6 this information is required to determine if the loan is of a principal amount that when added to the total of all outstanding principal balances secured by valid liens against the homestead exceeds 80% of the fair market value of the homestead on the date the extension of credit is made.
FAIL This loan failed the required fees test.(Texas Constitution, Article 16, Section 50 (a)(6)(E) & (t)(4), as amended.

Per statute, the 4 year SOL has expired and the subject finding is downgraded to LVL2."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA Foreclosure Rescission Finance charge test due to calculated finance charge $xx exceeds disclosed finance charge of $xx over by -$71.47."
* Home Equity Consumer Disclosure is missing from the loan file (Lvl 2)     "Home equity consumer disclosure is missing from the loan file."
* Home Equity Loan Copies of Documents is missing from the loan file (Lvl 2)     "Home equity loan copies of document is missing from the loan file."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl 2)     "Home equity loan interest and fees pre-closing disclosure is missing from the loan file."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 2)     "Home equity loan notice of address for borrower notification of violation is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in TX. The following state disclosures are missing in the loan file;
1) TX Loan Agreement Notice
2) Commitment Requirement/Anti-Tying
3) Choice of Insurance Notice
4) Collateral Protection Insurance Disclosure
5) Non-Deposit Investment Product Disclosure Are there any promotional materials?
6) Insurance Solicitation/Post Commitment Requirement."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "Right of rescission is not hand dated by borrower."		Significant	Pass	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$350.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
93129386	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$658.76	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$536.81	10.140%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated 12/xx/2022 shows that the subject mortgage was originated on xx.

The chain of assignment is complete. The last assignment is with “xx”.

There is a criminal judgment active against the borrower in the amount of $xx in favor of “xx” recorded on 10/xx/2013.

No delinquent taxes have been found for the prior year.
According to the payment history as of 11/xx/2022, the borrower is 8 months delinquent with the loan. The next due date is 3/xx/2022. The last payment was received on 5/xx/2022 in the amount of $324.93 with an interest rate 5% which was applied for the due date of 2/xx/2022. The current UPB is $xx.	Collections Comments:The current status of the loan is collection.
According to the payment history as of 11/xx/2022, the borrower is 8 months delinquent with the loan. The next due date is 3/xx/2022. The last payment was received on 5/xx/2022 in the amount of $324.93 with an interest rate 5% which was applied for the due date of 2/xx/2022. The current UPB is $xx.
No foreclosure and bankruptcy evidence has been found.
As per collection comment dated 5/xx/2022, the borrower’s income is impacted by Covid-19. The servicer provided FB plan which ran from 1/xx/2022 to 3/xx/2022.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	Field: Borrower's Income is impacted by Covid-19? Loan Value: Yes Tape Value: No |---| |----| Comment: Yes Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, >= 120 Days   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $32381.64   Variance:    Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: 1/xx/2014   Variance:    Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 12/xx/2005   Tape Value: 2/xx/2022   Variance: -5891 (Days)   Variance %:    Comment: 12/xx/2005   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Apllicable   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000004440MMM   Tape Value: CCCCCCCCCCNCCCCCCCCCCCCC   Variance:    Variance %:    Comment: 000MM0000MM0000000000000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMM044400000000000000000   Tape Value: CCCCCCCCCCCCCNCCCCCCCCCC   Variance:    Variance %:    Comment: 0000000000000MM0000MM000   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Limited Cash Out (GSE definition)   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Variance: -2938 (Days)   Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA Finance Charge test due to calculated finance charge $xx exceeds disclosed finance charge of $xx over by -$125.02.

Loan failed TILA Foreclosure Rescission Finance charge test due calculated finance charge $xx exceeds disclosed finance charge of $xx over by -$125.02."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not signed by borrower."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
97367953	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$693.04	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$389.83	11.990%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	10/xx/2022	$47,061.37	Not Applicable	3.125%	$171.88	12/xx/2022	Financial Hardship	According to the updated title report dated 12/xx/2022, the subject mortgage was originated on xx.

The chain of assignment has been completed. Currently, the assignment is with xx.

1st county taxes of 2022/2022 have been paid in the amount of $346.52 on 09/xx/2022.

2nd county taxes of 2022/2022 are due in the amount of $346.52.

No prior year delinquent taxes have been found.

There are three credit card judgments against the borrower in favor of different plaintiffs in the total amount of $xx, which recorded on different dates.
According to the payment history as of 09/xx/2022, the borrower is currently delinquent for 06 months and the next due date for payment is 03/xx/2022. The last payment was received on 7/xx/2022 in the amount of $424.52 which was applied for due date 02/xx/2022. The current P&I is $292.37 and current PITI is $424.52 with an interest rate of 8.079%. The current UPB reflected as per the payment history is $xx.	Collections Comments:The loan is in collection.

According to the payment history as of 09/xx/2022, the borrower is currently delinquent for 06 months and the next due date for payment is 03/xx/2022. The last payment was received on 7/xx/2022 in the amount of $424.52 which was applied for due date 02/xx/2022. The current P&I is $292.37 and current PITI is $424.52 with an interest rate of 8.079%. The current UPB reflected as per the payment history is $xx.

According to PACER, the borrower “xx" filed the bankruptcy under chapter 07 with case#xx on 04/xx/2019. The bankruptcy case was discharged and terminated on 08/xx/2019. Bankruptcy case is closed.

As per comment dated 06/xx/2022, the borrower’s income is impacted by covid-19. The servicer provided FB plans which ran and were extended several times from 7/xx/2020 to 06/xx/2022.

No evidences have been found regarding the current/prior foreclosure proceedings.

As per collection comment dated 03/xx/2020, homeowner’s property is affected by natural disaster. Further details not provided.

As per BPO Report dated 07/xx/2022, the property occupancy stated as owner occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to PACER, the borrower “xx" filed the bankruptcy under chapter 07 with case#xx on 04/xx/2019. As per voluntary petition schedule D shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx Hence, the unsecured portion is $0.00. The bankruptcy case was discharged and terminated on 08/xx/2019. Bankruptcy case is closed.	The step modification agreement was made between the borrower and lender on 10/xx/2022. As per the modified term, the new principal balance is xx The borrower promises to pay $171.88 monthly with a modified interest rate of 3.125% beginning from 12/xx/2022 with a maturity date of xx As per servicing comment dated 03/xx/2022, the lender has forgiven principal in the amount of $724.99. This modification document is not signed by the borrower and the lender.
Prior modification was made on 07/xx/2020, located at "xx	Credit Application Initial 1003_Application Missing Required State Disclosures Origination Appraisal	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: yes Tape Source: Initial Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: yes   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $2118.86   Variance:    Variance %:    Comment: 13,632.38   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 10/xx/2022   Tape Value: 8/xx/2021   Variance: 432 (Days)   Variance %:    Comment: 10/xx/2022   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 4/xx/2022   Tape Value: 2/xx/2022   Variance: 59 (Days)   Variance %:    Comment: 4/xx/2022   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: Not Applicable   Tape Value: 7/xx/2025   Variance:    Variance %:    Comment: 12/xx/2022   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: Not Applicable   Tape Value: 9.079%   Variance:    Variance %:    Comment: 3.125   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: Not Applicable   Tape Value: 7/xx/2026   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: Not Applicable   Tape Value: 10.004%   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent   Loan Value: 6   Tape Value: 7   Variance: -1   Variance %: -14.28571%   Comment: 6   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $37932.68   Tape Value: $37932.70   Variance: $-0.02   Variance %: -0.00005%   Comment: 37932.68   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value:xx   Variance: -0.004%   Variance %: -0.00400%   Comment: 90.316   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Variance: -0.004%   Variance %: -0.00400%   Comment: 90.316   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 002322100010021021MMMMMM   Tape Value: CCC3333333N69CCCCCCCCCCC   Variance:    Variance %:    Comment: 44444442444M000000221110   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMMM120120010001223200   Tape Value: CCCCCCCCC9C96N33333C3CCC   Variance:    Variance %:    Comment: 011122000000M4442444444   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Variance: 883 (Days) Variance %: Comment: 11/xx/2062 Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "The home is not affixed to the land. As per appraisal report located at “xx” the subject property is a manufactured home. However, the affidavit of affixation document is not available in the loan file. The ALTA 7 endorsement is not attached with the final title policy. The VIN/serial number is not available in the legal description of the recorded mortgage. Hence, unable to determine whether the home is attached to the permanent foundation."	* Application Missing (Lvl 2) "Final application is missing from the loan documents. However, values are updated from credit application located at xx
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Maryland. The following state disclosures are missing in the loan file;
1. Affidavit of Consideration
2. Notice of Right to Select Attorney, Title Insurance Company and Settlement Agent Disclosure"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
1739288	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$775.24	5.950%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	01/xx/2017	$116,989.43	Not Applicable	3.000%	$418.80	01/xx/2017	Financial Hardship	According to the updated title report dated 12/xx/2022, the subject mortgage was originated on xx.

The chain of assignments has been completed. Currently, the assignment is with xx.

There is one junior mortgage against subject property in the amount of $xx in favor of xx.

No prior year’s delinquent taxes have been found.
According to the payment history as of 11/xx/2022, the borrower is currently delinquent for 30 months and the next due date for payment is 5/xx/2020. The last payment was received on 6/xx/2022 in the amount of $xx which was applied for due date 4/xx/2020. The current P&I is $418.80 and current PITI is $xx with an interest rate of 3.000%. The current UPB reflected as per the payment history is $xx.	Collections Comments:According to seller's tape data, the loan is in REO.

According to the payment history as of 11/xx/2022, the borrower is currently delinquent for 30 months and the next due date for payment is 5/xx/2020. The last payment was received on 6/xx/2022 in the amount of $xx which was applied for due date 4/xx/2020. The current P&I is $418.80 and current PITI is $xx with an interest rate of 3.000%. The current UPB reflected as per the payment history is $xx.

As per comment dated 6/xx/2022, the reason for default is unemployment / Decreased Inc.

As per comment dated 11/xx/2022, the subject property is owner occupied.

As per collection comment dated 8/xx/2021 subject property was affected by the natural disaster. However, no information has been found related to damage or repairs in the latest 24 months of collection comments.

As per comment dated 6/xx/2022, the borrower’s income is impacted by covid-19. Further details not provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx filed the bankruptcy under chapter 7 on 9/xx/2007 with case number xx and bankruptcy was discharged on 6/xx/2008 and terminated on 11/xx/2010. Reaffirmation agreement was filed on 10/xx/2007. According to voluntary petition, the value of collateral is xx Therefore, there is no unsecured amount.	The modification agreement was made between the lender and borrower on 1/xx/2017. As per the modified term, the new principal balance is xx The borrower promises to pay $418.80 monthly with a modified interest rate of 3.000% beginning from 1/xx/2017 with a maturity date of xx The modification does not have a balloon provision. The loan has been modified once since origination.	Affiliated Business Disclosure Credit Application Notice of Servicing Transfer	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Changes as per documents. Tape Source: Initial Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Changes as per documents.   Tape Source: Initial   Tape Type:
Field: Current Foreclosure Status   Loan Value: Not Applicable   Tape Value: Complaint Filed   Variance:    Variance %:    Comment: Changes as per documents.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 9/xx/2003   Tape Value: 4/xx/2020   Variance: -6043 (Days)   Variance %:    Comment: Changes as per documents.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Changes as per documents.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: Not Applicable   Tape Value: 11/xx/2020   Variance:    Variance %:    Comment: Changes as per documents.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: Not Applicable   Tape Value: 4.000%   Variance:    Variance %:    Comment: Changes as per documents.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: Not Applicable   Tape Value: 11/xx/2021   Variance:    Variance %:    Comment: Changes as per documents.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: Not Applicable   Tape Value: 4.750%   Variance:    Variance %:    Comment: Changes as per documents.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Changes as per documents.   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent   Loan Value: 28   Tape Value: 29   Variance: -1   Variance %: -3.44827%   Comment: Changes as per documents.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Variance: -0.001%   Variance %: -0.00100%   Comment: Changes as per documents.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Variance: -0.001%   Variance %: -0.00100%   Comment: Changes as per documents.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000444444444   Tape Value: CCCCCCCCCCNCCCCCCCCCCCCC   Variance:    Variance %:    Comment: Changes as per PH.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444000000000000000   Tape Value: CCCCCCCCCCCCCNCCCCCCCCCC   Variance:    Variance %:    Comment: Changes as per PH.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Valuexx   Variance:    Variance %:    Comment: Changes as per documents.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Change in Rate/Term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Changes as per documents.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment: Changes as per documents.   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Changes as per documents. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final 1003 application is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan documents"
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan documents"
																																																																																								* TIL not hand dated (Lvl 2) "TIL not hand dated by borrower"		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
77874366	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$11,106.52	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,597.54	5.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	03/xx/2022	$283,078.08	Not Applicable	2.875%	$993.09	03/xx/2022	Financial Hardship	According to the updated title report dated 12/xx/2022, the subject mortgage was originated on xx.
The chain of assignment is completed. The current assignment is with Bay view xx.
No active judgment and liens found against borrower/subject property.

Annual combined taxes for year 2022 have been paid in the amount of $xx on 01/xx/2022.
Annual school taxes for year 2022 have been paid in the amount of $xx on 09/xx/2022.
No prior year’s delinquent taxes have been found.
According to the payment history as of 11/xx/2022, the borrower is currently 3 months delinquent with the loan. The next due date for the regular payment is 08/xx/2022. The last payment was received on 07/xx/2022 in the amount of $xx (PITI) which was applied for the due date of 07/xx/2022. The monthly P&I is $993.09 with an interest rate of 2.875%. The current UPB as per the payment history is $xx.	Collections Comments:The loan is in collections.
According to the payment history as of 11/xx/2022, the borrower is currently 3 months delinquent with the loan. The next due date for the regular payment is 08/xx/2022. The last payment was received on 07/xx/2022 in the amount of $xx (PITI) which was applied for the due date of 07/xx/2022. The monthly P&I is $993.09 with an interest rate of 2.875%. The current UPB as per the payment history is $xx.
No evidences have been found regarding the current/prior foreclosure proceedings.
As per the servicing comment dated 08/xx/2022, the reason for default is curtailment of income.
As per servicing comment dated 10/xx/2022, the property is owner occupied.
As per servicing comment dated 06/xx/2022 borrower’s income was impacted by Covid-19. Forbearance plans ran and were extended several times.
No evidences found regarding the damage and repairs.

Update: No any additional information found in recent collection comments.
The collection comment history is incomplete. The collection comments are available from 02/xx/2023 to 07/xx/2024. We are missing the latest 24 months of collection comments for review. The collection comments are missing from 08/xx/2022 to 01/xx/2023.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on 03/xx/2022 with the modified principal balance of $xx. The borrower agreed to pay the modified P&I of 993.09 with modified interest rate of 2.875% beginning from 3/xx/2022 to the new maturity date xx	Good Faith Estimate Missing Required State Disclosures Notice of Servicing Transfer	Field: Borrower #2 Middle Name Loan Value: xx|---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Collections, 60-119 Days   Tape Value: Performing   Variance:    Variance %:    Comment: Collections 60-119 Days   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: 4/xx/2006   Tape Value: 4/xx/2006   Variance: -5 (Days)   Variance %:    Comment: 4/xx/2006   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 3/xx/2006   Tape Value: 7/xx/2022   Variance: -5966 (Days)   Variance %:    Comment: 3/xx/2006   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: Not Applicable   Tape Value: 11/xx/2023   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: Not Applicable   Tape Value: 5.722%   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: Not Applicable   Tape Value: 11/xx/2024   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: Not Applicable   Tape Value: 5.750%   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent   Loan Value: 1   Tape Value: 2   Variance: -1   Variance %: -50.00000%   Comment: 1   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Variance: -0.001%   Variance %: -0.00100%   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Variance: -0.001%   Variance %: -0.00100%   Comment: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 100000000100001444321MM0   Tape Value: 3336333636N9CC3663696669   Variance:    Variance %:    Comment: 21000010000M00MMM0MM00MM   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 0MM123444100001000000001   Tape Value: 966696366CCC9N6363336333   Variance:    Variance %:    Comment: MM00MM0MMM00M00001000021   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Purpose Per Application Loan Value: Construction/Perm Tape Value: Purchase Variance: Variance %: Comment: Construction/Perm Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase State Regulations Test Failed (Lvl 2) "The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.
Late Fees Test is fail. Loan data is 5.000% and comparison data is 2.000%. Hence, the variance is +3.000%."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "The initial good faith estimate is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is not failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are not failing federal, state, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in “New York”. The following state disclosures are missing in the loan file;
1 NY Interest Rate Disclosure.
2 NY Hazard Insurance Disclosure.
3 Tax Escrow Account Designation.
4 Mortgage Bankers and Exempt Organizations Preapplication.
5 Co-Signer Notice Requirements.
6 Default Warning Notice.
7 New York Real Property Escrow Account Disclosure.
8 Commitment Disclosure.
9 Lock-in Disclosure.
10 Expiration of Lock-in or Commitment Period.
11 NY Consumer Credit Disclosure / Fair Credit Reporting Notice."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "The notice of servicing transfer disclosure is missing from the loan documents."		Moderate	Not Covered	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
35431913	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,757.68	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$705.33	5.575%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	39.985%	First	Final policy	Not Applicable	$30,000.00	09/xx/2009	$117,842.75	Not Applicable	5.290%	$591.05	10/xx/2009	Financial Hardship	The review of the updated title report dated 12/xx/2022 shows that the subject mortgage was originated on xx.

The chain of assignment is not completed as the subject mortgage is currently assigned to “xx.”

No active judgments/liens have been found in the updated title report against the borrower/subject property.

There are 2 junior mortgages open against the property in the amount of $xx which was recorded on 03/xx/2005 in favor of xx.

1st county taxes of 2022 have been paid off in the amount of $xx on 03/xx/2022.

2nd county taxes of 2022 have been due in the amount of $xx on 12/xx/2022.

No prior year delinquent taxes have been found in the updated title report.	Review of the payment history dated as of 11/xx/2022 reveals that borrower has been delinquent for 18 months. The last payment was received in the amount of $591.05 on 04/xx/2021. The next due date is 05/xx/2021. Current UPB as of date reflected in the provided payment history is $xx and current interest rate as per payment history is 5.290%.	Collections Comments:Currently, the loan is in collections.

Review of the payment history dated as of 11/xx/2022 reveals that borrower has been delinquent for 18 months. The last payment was received in the amount of $591.05 on 04/xx/2021. The next due date is 05/xx/2021. Current UPB as of date reflected in the provided payment history is $xx and current interest rate as per payment history is 5.290%.

As per collection comment the subject property is occupied by owner and is in good condition. There are no comments regarding the damages and repairs.

Collection comment dated 10/xx/2022 states that the borrower is impacted by Covid-19. No further information has been found.

Information on the foreclosure proceedings is not available.

Information on the bankruptcy proceedings is not available.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between the borrower and lender on 09/xx/2009. The new modified rate is 5.290% and borrower promises to pay P&I in the amount of $591.05 which was begun on 10/xx/2009. The new principal balance is xx The interest bearing amount is xx and the maturity date is xx	Affiliated Business Disclosure Missing Required State Disclosures Notice of Servicing Transfer	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA finance charge test.
The loan data is $xx and comparison data is $xx; hence, the variance is -$xx.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* LTV or CLTV exceeds 104% (Lvl 2)     "Collateral Value used for Underwriting:  $xx Amount of Secondary Lien(s):  $xx Loan Amount: xx  CLTV = xx
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Illinois. The following state disclosures are missing in the loan file;
Impound Account Disclosure.
1. IL Collateral Protection Insurance Notice.
2. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan documents."		Moderate	Not Covered	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
45954787	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Other	$0.00	$1,359.00	06/xx/2024	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$488.44	7.762%	181	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	11/xx/2022	$22,253.72	Not Applicable	7.715%	$334.76	11/xx/2022	Financial Hardship	According to the updated title report dated 12/xx/2022, the subject mortgage was originated on xx.

The chain of assignment has been completed. Currently, the assignment is with xx.

1st town taxes of 2022 have been paid in the amount of $716.00 on 06/xx/2022.

2nd town taxes of 2022 have been due in the amount of $ 643.00.

No prior year delinquent taxes have been found.

There is one junior mortgage against subject property in the amount of $15897.83 in favor of xx.

There are three hospital liens against borrower in the total amount of $14909.06 which were recorded on different dates in favor of xx

There are two real estate tax liens found against subject property in the total amount of $4986.95 which was recorded on different dates in favor of town of xx	According to the payment history as of 11/xx/2022, the borrower is current with the loan and the next due date for payment is 11/xx/2022. The last payment was received on 08/xx/2022 in the amount of $659.43 which was applied for the due date 12/xx/2021. The current P&I is $334.76 and current PITI is $493.65 with an interest rate of 7.762%. The current UPB reflected as per the payment history is $xx.	Collections Comments:The loan is performing.

According to the payment history as of 11/xx/2022, the borrower is current with the loan and the next due date for payment is 11/xx/2022. The last payment was received on 08/xx/2022 in the amount of $659.43 which was applied for the due date 12/xx/2021. The current P&I is $334.76 and current PITI is $493.65 with an interest rate of 7.762%. The current UPB reflected as per the payment history is $xx.

According to BPO report dated 01/xx/2022, (xx) the subject property was damaged and cost of repairs is $xxccording to BPO report dated 01/xx/2019, (xx) the subject property was damaged and cost of repairs is $xxowever, according to latest BPO report dated 07/xx/2022, (xx) the subject property was damaged and cost of repairs is $xxurther details not provided.

As per comment dated 11/xx/2021, the borrower’s income is impacted by covid-19. The servicer provided an FB which ran and was extended several times from 11/xx/2021 to 07/xx/2022.

There is no indication of post-closing bankruptcy or foreclosure proceedings.

Update:
As per the comment 2/xx/2023, the house was not in best condition and foundation had fallen. Further details not available.
The collection comments are available from 2/xx/2023 to 6/xx/2024. The collection comments are missing from 12/xx/2022 to 1/xx/2023.

Foreclosure Comments:As per tape foreclosure was initiated on 2022, complaint date given as 2/xx/2022. no  further evidence found.
Bankruptcy Comments:Not Applicable	The modification agreement was made between borrower and lender with an effective date of 11/xx/2022. As per the modified term, the new principal balance is xx The borrower promises to pay $334.76 monthly with a modified interest rate of 7.715% beginning from 11/xx/2022 with a maturity date of xx The modification does not have a balloon provision.	Credit Application Missing Required State Disclosures Origination Appraisal	Field: Borrower's Income is impacted by Covid-19? Loan Value: Yes Tape Value: No |---| |----| Comment: borrower impacted by covid-19 Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment: current legal status is performing   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $11241.67   Variance:    Variance %:    Comment: No deferred balance amount found   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 12/xx/2021   Tape Value: 12/xx/2021   Variance: -21 (Days)   Variance %:    Comment: interest paid through date is 12/xx/2021   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value:xx   Variance: $0.02   Variance %: 0.00003%   Comment: original balance xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 7.76160%   Tape Value: 7.76200%   Variance: -0.00040%   Variance %: -0.00040%   Comment: original stated rate is 7.761%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000000000000001MMM1111   Tape Value: CCCCCCCCCCNC3696CCCCCCCC   Variance:    Variance %:    Comment: Payment history string 044443210000000000000000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 1111MMM10000000000000000   Tape Value: CCCCCCCC6363CNCCCCCCCCCC   Variance:    Variance %:    Comment: Payment history string reversed 0000000000000012344440   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Tape Source: Initial   Tape Type:
																																																																																				Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: modification agreement in the file Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Application Missing (Lvl 2) "The final application is missing from the loan file. However, values are updated from credit application located at “xx * Missing Appraisal (Lvl 2) "An appraisal report at origination is missing from the loan file." * Missing Required State Disclosures (Lvl 2) "The subject property is located in New Hampshire. The following state disclosures are missing in the loan file; Deleted because compliance with Reg Z will satisfy obligation." * ROR not hand dated by borrower(s) (Lvl 2) "The right of rescission document is not hand dated by the borrowers."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$25,500.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
88350191	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$191.40	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$426.61	12.400%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 12/xx/2022, the subject mortgage was originated on xx.
The chain of assignments has been completed. Currently, the mortgage is with "xx., which was recorded on 7/xx/2022.
No active judgments or liens have been found.
Annual combined taxes for 2022 have been paid in the amount of $191.40 on 12/xx/2022.
No prior year’s delinquent taxes have been found.
According to the payment history as of 11/xx/2022, the borrower has been delinquent for 1 month and the next due payment is due for 10/xx/2022. The last payment was received on 11/xx/2022 in the amount of $428.22(PITI) which was applied for the due date of 09/xx/2022. The monthly P&I is $396.16 with an interest rate of 11.40%. The current UPB is the amount of $xx.	Collections Comments:The current status of the loan is in collection and the next due payment is due for 10/xx/2022. The last payment was received on 11/xx/2022 in the amount of $428.22(PITI) which was applied for the due date of 09/xx/2022. As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
As per the comment dated 11/xx/2022, the reason for default is illness of the borrower.
No evidence has been found regarding litigation and contested matter.
No information has been found related to damage or repairs.
As per servicing comment dated 06/xx/2022, the property is owner occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Missing Required State Disclosures	Field: Interest Paid Through Date Loan Value: 1/xx/2008 Tape Value: 7/xx/2022 |---| -5290 (Days) |----| Comment: 01/xx/2008 Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent   Loan Value: 1   Tape Value: 2   Variance: -1   Variance %: -50.00000%   Comment: 1   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 8xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000044444444444321M0000   Tape Value: CCCCCCCCCCNCCCCCCC333333   Variance:    Variance %:    Comment: As per the payment history, the string is 111111222211110011002011   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 0000M1234444444444400000   Tape Value: 333333CCCCCCCNCCCCCCCCCC   Variance:    Variance %:    Comment: As per the payment history, the string reversed is 110200110011112222111111   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value:xx Variance: 4 (Days) Variance %: Comment: As per the note, the stated maturity is xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from loan document."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the interest rate test.
The loan has an interest rate of 12.400% that does not conform to the requirements for the lender's license type in the state where the property is located.

The loan failed the origination fee and first lien test and Origination fee & Broker fee due to the loan is home acquisition loan (Iowa Code §535.8(1), and charges a loan origination or processing fee, a broker fee, or both, which together exceed two percent (2%) of an amount which is equal to the loan principal; or one percent (1%) of the unpaid balance that is refinanced, and the below  fees were included in the test: Loan Origination Fee paid by Borrower: $1172.70."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Missouri .The following state disclosures are missing in the loan file;
1. MO Collateral Protection Act Notice
2. Borrower's Choice of Insurer or Agent"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR not hand dated by the borrower."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
53340613	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$2,722.65	06/xx/2024	2020-5718	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$851.76	11.200%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	09/xx/2021	$93,041.18	Not Applicable	3.125%	$339.81	09/xx/2021	Financial Hardship	The review of the updated title report dated 12/xx/2022 shows that the subject mortgage was originated on xx”
The chain of assignments has been completed. The current assignee is "xx”.
There is an active prior mortgage against the subject property in favor of “xx” in the amount of $xx originated on xx which was recorded on 06/xx/2007. As per Subordination agreement dated 10/xx/2007, prior mortgage subordinated with subject mortgage.
There are 2 water/sewer liens found against the subject property in favor of “xx” in the total amount of $xx which were recorded on 10/xx/2020 & 10/xx/2022.
There are 3 hospitals, medical or attorney lien found against the subject property in the total amount of $xx filed by different plaintiffs & recorded on different dates.
There is civil judgment found against the subject property in favor of “xx.” in the amount of $xx which was recorded on 09/xx/2017.
No prior year’s delinquent taxes have been found.

According to the payment history as of 11/xx/2022, the borrower has been delinquent for 2 months and the next due date is 09/xx/2022. The last payment was received on 10/xx/2022 in the amount of $859.03 (PITI) which was applied for the due date of 08/xx/2022. The monthly P&I is in the amount of $339.81 with an interest rate of 3.125%. The current UPB is reflected in tape for the amount of $xx.	Collections Comments:The loan is currently in foreclosure.
According to the payment history as of 11/xx/2022, the borrower has been delinquent for 2 months and the next due date is 09/xx/2022. The last payment was received on 10/xx/2022 in the amount of $859.03 (PITI) which was applied for the due date of 08/xx/2022. The monthly P&I is in the amount of $339.81 with an interest rate of 3.125%. The current UPB is reflected in tape for the amount of $xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
The foreclosure was initiated in 2020. The notice of lis pendens located at (xx) shows that the foreclosure complaint was filed on 10/xx/2020 in favor of “xx which was recorded on 10/xx/2020. No further details have been found.
As per the servicing comment dated 06/xx/2022, the reason for default is reduction in income.
As per comment dated 06/xx/2022, borrower is on forbearance plan.
As per comment dated 01/xx/2021, litigation matter has been found. Unable to determine reason for litigation. No comment found which states that litigation matter has been resolved or not.
As per servicing comment dated 10/xx/2022, the property is owner-occupied.

Foreclosure Comments:The foreclosure was initiated in 2020. The notice of lis pendens located at (xx) shows that the foreclosure complaint was filed on 10/xx/2020 in favor of “xx” with case# xx which was recorded on 10/xx/2020. No further details have been found.
Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower "xx" with an effective date of 09/xx/2021 shows the new modified unpaid principal balance is xx .The borrower agreed to pay the modified monthly P&I of $339.81 with a modified interest rate of 3.125% starting on 09/xx/2021 and continuing until the new maturity date of xx There are no deferred balance and principal forgiven amount.	Credit Application Missing Required State Disclosures	Field: Borrower's Income is impacted by Covid-19? Loan Value: Yes Tape Value: No |---| |----| Comment: yes Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: yes   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 9/xx/2021   Tape Value: 9/xx/2021   Variance: -24 (Days)   Variance %:    Comment: -24   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 4/xx/2009   Tape Value: 7/xx/2022   Variance: -4835 (Days)   Variance %:    Comment: 4/xx/2009   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent   Loan Value: 1   Tape Value: 2   Variance: -1   Variance %: -50.00000%   Comment: 1   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value:xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 001010100000144M44443333   Tape Value: CCCCCCCCCCNCC33333333369   Variance:    Variance %:    Comment: 321322200000220000000000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 33334444M441000001010100 Tape Value: 963333333C3CCNCCCCCCCCCC Variance: Variance %: Comment: 321322200000220000000000 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from loan document."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE risk indicator is moderate as the loan is failing for Interest Rate Test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Interest Rate Test: FAIL
Loan Data 11.200% Comparison Data 10.000% Variance +1.200%
This loan failed the interest rate test.
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located.

Origination Fee First Lien Test: FAIL
Loan Data $xx Comparison Data $880.51 Variance +$xx
This loan failed the first lien origination fee test. (MRS § 408.052. 1.)
The loan charges more than a 1% origination fee (whether from the buyer or the seller).

Origination Fee & Broker Fee Test: FAIL
Loan Data $xx Comparison Data $880.51 Variance +$xx
This loan failed the origination fee and broker fee test. (MRS §408.052 1.)
The loan does not have DIDMCA preemption selected and the sum of the origination fee and all broker fees is greater than 1%."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in MO . The following state disclosures are missing in the loan file;
1 Borrower's Choice of Insurer or Agent"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR not hand dated."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8905653	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$80.62	$161.24	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$411.15	11.030%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated 12/xx/2022 shows that the subject mortgage was originated on xx. The chain of assignment is complete. The last assignment is with “xx”. No active judgments or liens have been found. 1st half county taxes of 2022 were past due in the amount of $80.62 which were good through till 12/xx/2022. 2nd half county taxes of 2022 are due in the amount $80.62 for 04/xx/2023.	According to the payment history as of 11/xx/2022, the borrower is current with the loan. The next due date is 12/xx/2022. The last payment was received on 11/xx/2022 in the amount of $400.60 with an interest rate 10.530% which was applied for the due date of 11/xx/2022. The current UPB reflected in the amount of $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 11/xx/2022, the borrower is current with the loan. The next due date is 12/xx/2022. The last payment was received on 11/xx/2022 in the amount of $400.60 with an interest rate 10.530% which was applied for the due date of 11/xx/2022. The current UPB reflected in the amount of $xx.
No foreclosure and bankruptcy evidence has been found.
As per collection comment dated 7/xx/2022, the borrower’s income is impacted by Covid-19. Forbearance plans ran and were extended several times from 2/xx/2021 to 6/xx/2022.
As per BPO report dated 4/xx/2021 located at “xx”, the subject property needs some repairs to replace roof and painting. The total estimated cost of repair is $xx. Latest property inspection report dated 7/xx/2022 located at “xx” does not reflect damage/repairs to the property. However, no evidence has been found regarding completion of repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Initial 1003_Application	Field: Borrower's Income is impacted by Covid-19? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $3691.24   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: 6/xx/2021   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 1/xx/2008   Tape Value: 12/xx/2021   Variance: -5087 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: $39762.56   Tape Value: $39762.60   Variance: $-0.04   Variance %: -0.00010%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Variance: 0.003%   Variance %: 0.00300%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Variance: 0.003%   Variance %: 0.00300%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000000000000000MMM0444M   Tape Value: CCCCCCCCCCNCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: M4440MMM0000000000000000   Tape Value: CCCCCCCCCCCCCNCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Variance: 19 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Final application is missing from loan documents." * LTV / CLTV > 100% (Lvl 2) "Collateral Value used for Underwriting: $xx Amount of Secondary Lien(s): $0.00 Loan Amount: $xx LTV/CLTV = 106.033%." * LTV or CLTV exceeds 104% (Lvl 2) "Collateral Value used for Underwriting: $xx Amount of Secondary Lien(s): $0.00 Loan Amount: xx LTV/CLTV = xx * Missing Initial 1003_Application (Lvl 2) "Initial application is missing from loan documents." * ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$12,500.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
38450801	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$398.06	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$435.48	8.599%	240	xx	xx	Conventional	Fixed	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 12/xx/2022 shows that the subject mortgage was originated on xx.
The chain of the assignment has not been completed as the current assignment is with xx.
No active judgments or liens have been found.
Taxes of 2022 have been paid in the amount of $392.40.	According to the payment history as of 11/xx/2022, the borrower has been delinquent with the loan for 1 month and the last payment was received on 11/xx/2022 which was applied for 8/xx/2022 and the next due date for the payment is 9/xx/2022. The P&I is $435.48 and PITI is $486.45. The UPB is $xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is collection. According to the payment history as of 11/xx/2022, the borrower has been delinquent with the loan for 1 month and the last payment was received on 11/xx/2022 which was applied for 8/xx/2022 and the next due date for the payment is 9/xx/2022. The P&I is $435.48 and PITI is $486.45. The UPB is $xx.
The reason for default is unable to be determined.
No comments have been found regarding bankruptcy in the latest servicing comments.
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner. Recent servicing comments do not have details regarding the damage.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Origination Appraisal	Field: Borrower #1 Middle Name Loan Value:xx |---| |----| Comment: Updated as per review. Tape Source: Initial Tape Type:
Field: Borrower #2 Middle Name   Loan Value: xx   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Collections, < 60 Days   Tape Value: Performing   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 11/xx/2006   Tape Value: 6/xx/2022   Variance: -5703 (Days)   Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value:xx   Variance: -0.001%   Variance %: -0.00100%   Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Variance: -0.001%   Variance %: -0.00100%   Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 8.59920%   Tape Value: 8.59900%   Variance: 0.00020%   Variance %: 0.00020%   Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000144444444444444321110   Tape Value: CCCCCCCCCCNCCCCCCCCCCCCC   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 011123444444444444441000   Tape Value: CCCCCCCCCCCCCNCCCCCCCCCC   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Lower rate or term   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Variance: -73 (Days) Variance %: Comment: Updated as per review. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 (loan application) is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrowers."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
46028517	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$477.07	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$767.00	9.460%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	21.247%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 12/xx/2022, the subject mortgage was originated on xx. The chain of assignment has been completed. The current assignment is with xx No active judgment and liens found against borrower/subject property. Annual county taxes for year 2022 have been paid in full in the amount of $457.99 on 11/xx/2022.	According to the payment history as of 11/xx/2022, the borrower is current with the loan. The last payment was received on 10/xx/2022 which was applied for the due date of 10/xx/2022 and the next due date for payment is 11/xx/2022. The P&I is in the amount of $435.74 and PITI is in the amount of $550.00. The UPB reflected as per the payment history is in the amount of $xx and deferred balance is $xx.	Collections Comments:The subject loan is performing.
According to the payment history as of 11/xx/2022, the borrower is current with the loan. The last payment was received on 10/xx/2022 which was applied for the due date of 10/xx/2022 and the next due date for payment is 11/xx/2022. The P&I is in the amount of $435.74 and PITI is in the amount of $550.00. The UPB reflected as per the payment history is in the amount of $xx.
The loan has never been modified since its origination.
As per the tape the subject property is owner occupied.
No evidences have been found regarding the damage and repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Missing Required State Disclosures	Field: Borrower's Income is impacted by Covid-19? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $24136.40   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: 8/xx/2015   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 6/xx/2003   Tape Value: 6/xx/2022   Variance: -6955 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Variance: $-0.03   Variance %: -0.00003%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Variance: 0.004%   Variance %: 0.00400%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: 5/xx/2003   Tape Value: 5/xx/2003   Variance: -4 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Variance: 0.004%   Variance %: 0.00400%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000100001000101MM10101   Tape Value: CCCCCCCCCCNCCCCCCC3CCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 10101MM10100010000100000   Tape Value: CCCCC3CCCCCCCNCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Variance: -5025 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final loan application is missing from the loan file. However, the data was captured from the provided copy of Credit Application (xx) in which the subject loan amount is inconsistent with the original loan amount."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in FL. The following state disclosures are missing in the loan file; 1. Anti-Coercion Notice 2. Title Insurance Disclosure 3. Insurance Sales Disclosure"
* mortgage certificate (Lvl 2)     "The loan is conventional and LTV exceeds xx Hence, the MI certificate is required, which is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR/NRTC is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$4,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
28446213	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$593.06	07/xx/2024	Unavailable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$983.07	11.590%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	02/xx/2022	$94,733.13	Not Applicable	4.999%	$476.89	02/xx/2022	Financial Hardship	The review of the updated title report dated 12/xx/2022, the subject mortgage was originated on xx.” The chain of assignments is complete. The current assignment is with "xx". No active liens and judgments have been found against borrower and property. There are no prior year real estate delinquent taxes.	According to payment history as of 11/xx/2022, the borrower is delinquent for 35 months. The last payment was received on 12/xx/2019, which was applied for the due date of 11/xx/2019 and the next due date is 12/xx/2019. The current P&I is $476.89 and current PITI is $579.08. The current UPB reflected as per the payment history is $xx.	Collections Comments:As per seller’s tape data, the current status of the loan is REO.
According to payment history as of 11/xx/2022, the borrower is delinquent for 35 months. The last payment was received on 12/xx/2019, which was applied for the due date of 11/xx/2019 and the next due date is 12/xx/2019. The current P&I is $476.89 and current PITI is $579.08. The current UPB reflected as per the payment history is $xx.
As per comment dated 6/xx/2022, the borrower’s income is impacted by covid-19.
As per comment dated 10/xx/2022, the subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
Foreclosure Comments:As per seller’s tape data the current status of the loan is complaint filed.
Bankruptcy Comments:Not Applicable	The loan modification agreement was made on 02/xx/2022. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 4.999% and P&I is $476.89 beginning from 02/xx/2022. The maturity date as per loan modification agreement is xx	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Origination Appraisal Right of Rescission	Field: Borrower Last Name Loan Value: xx |---| |----| Comment: Gaddy Tape Source: Initial Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 2/xx/2022   Tape Value: 7/xx/2019   Variance: 922 (Days)   Variance %:    Comment: 5/xx/2019   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Step   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 1/xx/2022   Tape Value: 5/xx/2024   Variance: -851 (Days)   Variance %:    Comment: 5/xx/2019   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 4.467%   Tape Value: 6.000%   Variance: -1.533%   Variance %: -1.53300%   Comment: 4.999%   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: 1/xx/2027   Tape Value: 5/xx/2025   Variance: 610 (Days)   Variance %:    Comment: 5/xx/2024   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: 5.467%   Tape Value: 7.000%   Variance: -1.533%   Variance %: -1.53300%   Comment: 5.999%   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Date   Loan Value: 1/xx/2028   Tape Value: 5/xx/2026   Variance: 610 (Days)   Variance %:    Comment: 5/xx/2025   Tape Source: Initial   Tape Type:
Field: Mod Step 3 Rate   Loan Value: 6.467%   Tape Value: 8.000%   Variance: -1.533%   Variance %: -1.53300%   Comment: 6.999%   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Date   Loan Value: 1/xx/2029   Tape Value: 5/xx/2027   Variance: 611 (Days)   Variance %:    Comment: 5/xx/2026   Tape Source: Initial   Tape Type:
Field: Mod Step 4 Rate   Loan Value: 7.467%   Tape Value: 9.000%   Variance: -1.533%   Variance %: -1.53300%   Comment: 7.999%   Tape Source: Initial   Tape Type:
Field: Mod Step 5 Date   Loan Value: 1/xx/2030   Tape Value: 5/xx/2028   Variance: 610 (Days)   Variance %:    Comment: 5/xx/2027   Tape Source: Initial   Tape Type:
Field: Mod Step 5 Rate   Loan Value: 8.467%   Tape Value: 9.999%   Variance: -1.532%   Variance %: -1.53200%   Comment: 8.999%   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent   Loan Value: 33   Tape Value: 34   Variance: -1   Variance %: -2.94117%   Comment: 33   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000044444444444444444   Tape Value: CC3369C336N699999999CCCC   Variance:    Variance %:    Comment: MMM4M4444444444444444444   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444444440000000   Tape Value: CCCC999999996N633C9333CC   Variance:    Variance %:    Comment: 4444444444444444444M4MMM   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Variance: 2710 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Yes Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home has not been affixed. According to the updated title report dated 12/xx/2022, the subject property type is manufactured home. However, the affidavit of affixation is not available in the loan file. The Alta-7 endorsement for manufactured home is not attached with the short form title policy. Also, the VIN# is not available in the legal description of the recorded mortgage. The tax certificate attached with the updated title report does not reflect the VIN# or property type."		* Application Missing (Lvl 2) "Final 1003 is missing from the loan file." * Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan documents." * Missing Appraisal (Lvl 2) "At the time of origination an appraisal report is missing from the loan file." * Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business disclosure is missing from the loan file." * Right of Rescission missing or unexecuted (Lvl 2) "Right of rescission is missing from the loan files."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$10,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
86620722	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,785.58	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$423.74	7.270%	181	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated 12/xx/2022 shows that the subject mortgage was originated on xx.

The chain of assignment is complete. The last assignment is with “xx”.

No active judgments or liens have been found.

2nd half county taxes of 2022/2023 were due in the amount of $xx for 12/xx/2022.

Annual utilities charges of 2022 were delinquent in the amount of $xx with good through date 12/xx/2022. However, the delinquent tax amount exceeds 4% of the loan amount.
As per payment history as of 11/xx/2022, the borrower is 1 month delinquent with the loan. The next due date is 9/xx/2022. The last payment was received on 11/xx/2022 in the amount of $423.74 with an interest rate 7.270 % which was applied for the due date of 8/xx/2022. The current UPB is $xx.	Collections Comments:The current status of the loan is collection.
As per payment history as of 11/xx/2022, the borrower is 1 month delinquent with the loan. The next due date is 9/xx/2022. The last payment was received on 11/xx/2022 in the amount of $423.74 with an interest rate 7.270 % which was applied for the due date of 8/xx/2022. The current UPB is $xx.
No foreclosure and bankruptcy evidence has been found.
As per collection comment dated 7/xx/2022, the RFD is curtailment of income.
According to latest collection comments, the loan is active under trial plan and the borrower made first two trial payments on 10/xx/2022. Further details not provided. The modification effective date will be 12/xx/2022. However, no further details have been found regarding modification.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Origination Appraisal	Field: Borrower's Income is impacted by Covid-19? Loan Value: Yes Tape Value: No |---| |----| Comment: Yes Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, < 60 Days   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 6/xx/2007   Tape Value: 5/xx/2022   Variance: -5467 (Days)   Variance %:    Comment: 6/xx/2007   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 7.26960%   Tape Value: 7.27000%   Variance: -0.00040%   Variance %: -0.00040%   Comment: 7.26960%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000000000010000MMM001M4   Tape Value: CCCCCCCCCCNCCCCCCCCCCCCC   Variance:    Variance %:    Comment: 444M44400000000000000000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 4M100MMM0000100000000000   Tape Value: CCCCCCCCCCCCCNCCCCCCCCCC   Variance:    Variance %:    Comment: 00000000000000000444M444   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx   Variance: -13 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Yes Tape Source: Initial Tape Type:	4: Unacceptable	* Type of Ownership is Leasehold Or Cooperative (Lvl 4) "As per short form policy located at "xx", the subject property type is Leasehold."	* Application Missing (Lvl 2) "Final loan application is missing from the loan file. However, the data was captured from the provided copy of Credit Application (xx) in which the subject loan amount is inconsistent with the original loan amount."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
42309992	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$431.83	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$966.37	9.139%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	03/xx/2023	$94,853.17	Not Applicable	9.139%	$848.97	03/xx/2023	Financial Hardship	According to updated title report dated 12/xx/2022, the subject mortgage was originated on xx.
There is no active judgments or liens found.
The chain of the assignment has been completed. Currently, the mortgage assignment is with xx
Combined annual taxes for 2022 are due in the amount of $431.83 and which is due till 1/xx/2023.
No prior year’s delinquent taxes found.
As per payment history dated as of 11/xx/2022, the borrower is delinquent for 14 months. The last payment was received in the amount of $966.37 on 7/xx/2021 which was applied for the due date of 8/xx/2021. The next due date is 9/xx/2021. Current P&I as per payment history is $966.37 with an interest rate of 9.139%. %. The current UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is collection.
As per payment history dated as of 11/xx/2022, the borrower is delinquent for 14 months. The last payment was received in the amount of $966.37 on 7/xx/2021 which was applied for the due date of 8/xx/2021. The next due date is 9/xx/2021. Current P&I as per payment history is $966.37 with an interest rate of 9.139%. %. The current UPB reflected as per the payment history is $xx.
As per comment dated 10/xx/2018, homeowner's property affected due to natural disaster. No further details found.
As per latest comment dated 01/xx/2021, reason for default was curtailment of income due to Covid-19. Last FB plan was provided on 6/xx/2022.
No foreclosure and bankruptcy evidence has been found.
According to the collection comments, the subject property is owner occupied. No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made on 3/xx/2023 with the new unpaid principal balance of $94853.17. The borrower has promised to pay the P&I of $848.97 with the fixed interest rate 9.139 % that began from 3/xx/2023 till the maturity date of xx	Credit Application Notice of Servicing Transfer	Field: Borrower's Income is impacted by Covid-19? Loan Value: Yes Tape Value: No |---| |----| Comment: borrower income impacted by covid -19 Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, >= 120 Days   Tape Value: Collections   Variance:    Variance %:    Comment: current legal status is collection>=120 days   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: REO not applicable   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value:xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Variance: -0.003%   Variance %: -0.00300%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000004MMMMMM   Tape Value: CCCCCC3CCCNCCCCCCCCCCCCC   Variance:    Variance %:    Comment: payment history string is 4mmm44444443210012330000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMMM400000000000000000   Tape Value: CCCCCCCCCCCCCNCCC3CCCCCC   Variance:    Variance %:    Comment: Payment history string reversed 00003321001234444444mmm4   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Valuexx  Variance: 10103 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: modification agreement is in file Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from loan document."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE Risk Indicator is moderate as the loan is failing for Bona Fide Discount Points Test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Bona Fide Discount Points Test: FAIL
This loan failed the bona fide discount points test due to one of the following findings: (NC §24-1.1A (c)(1)(b))
The loan is a first lien mortgage and has a principal amount that is greater than or equal to $10,000 and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate.
The discount points are marked as bona fide but an un-discounted rate value was not provided."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from loan document."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR not hand dated."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
61995893	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,010.00	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$920.20	8.320%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/xx/2022	$120,135.12	Not Applicable	4.375%	$530.47	06/xx/2022	Financial Hardship	The review of the updated title report dated 12/xx/2022 shows that the subject mortgage was originated on xx.
The chain of assignments is incomplete; the current assignment is with "xx”.
There are 15 junior state tax liens against the borrower in favor of State of xx for the total amount of $xx which were recorded in different dates.
There are 3 junior IRS liens against the borrower in favor of Department of the Treasury - Internal Revenue Service for the amount of $xx which were recorded in different dates. However, the liens amount is greater than the loan amount.
There is a junior civil judgment against the borrower in favor of xx for the amount of $xx which was recorded on 07/xx/2007.
Taxes of 2021 have been paid in the amount of $xx.	According to the payment history as of 11/xx/2022, the borrower has been delinquent with the loan for 11 months and the last payment was received on 10/xx/2021 which was applied for 11/xx/2021 and the next due date for the payment is 12/xx/2021. The P&I is $893.09 and PITI is $xx. The UPB is $xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is collection. According to the payment history as of 11/xx/2022, the borrower has been delinquent with the loan for 11 months and the last payment was received on 10/xx/2021 which was applied for 11/xx/2021 and the next due date for the payment is 12/xx/2021. The P&I is $893.09 and PITI is $xx. The UPB is $xx.
As per the comment dated 6/xx/2022, the borrower’s income is impacted due to covid-19.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not have details regarding the damage.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This loan modification agreement was made between (borrower)xx. The borrower promises to pay the new UPB in the amount of $xx with an annual fixed modified interest rate of 4.375% and new P&I $530.47 that began from xx There is no provision for the balloon payment.	Credit Application Good Faith Estimate	Field: Current Legal Status Loan Value: Collections, >= 120 Days Tape Value: Collections |---| |----| Comment: Updated as per review. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $30431.20   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 6/xx/2022   Tape Value: 6/xx/2021   Variance: 341 (Days)   Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: Unavailable   Tape Value: 8/xx/2022   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 12/xx/2003   Tape Value: 10/xx/2021   Variance: -6514 (Days)   Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Variance: $-0.01   Variance %: 0.00000%   Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value:xx  Variance: 0.001%   Variance %: 0.00100%   Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Variance: 0.001%   Variance %: 0.00100%   Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 11111111111114444MMMMMM4   Tape Value: CCCCCCCCCCNCCCCCCCC33CCC   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 4MMMMMM44441111111111111   Tape Value: CCC33CCCCCCCCNCCCCCCCCCC   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value:xx Variance: 10369 (Days) Variance %: Comment: Updated as per review. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "The home is not affixed to the land.
The appraisal report at the time of origination dated 11/xx/2003 located at xx reflects that the subject property type is manufactured home. However, the Affidavit of Affixation is not available in the loan file. The ALTA 7 Endorsement is not attached with the final title policy. Also, the VIN# is not available in the legal description of the recorded mortgage. Unable to confirm whether property is affixed or not."	* Application Missing (Lvl 2) "Final application is missing from loan files. However, values are updated from credit application xx
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE risk indicator is moderate due to below test is failed
This loan failed the discount fee test
The loan data is $xx and comparison data is $xx; hence, the variance is +$xx.
This loan failed the discount fee test due to the sum of all discount points is greater than 2% of the original principal amount. Discount points means any charges, whether or not actually denominated as "discount points," that are paid by the seller or the buyer of residential real property to a residential mortgage lender or that are deducted and retained by a residential mortgage lender from the proceeds of the residential mortgage. "Discount points" does not include the costs associated with settlement services as defined in RESPA"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the discount fee test
The loan data is $xx and comparison data is $xx; hence, the variance is +$xx.
This loan failed the discount fee test due to the sum of all discount points is greater than 2% of the original principal amount. Discount points means any charges, whether or not actually denominated as "discount points," that are paid by the seller or the buyer of residential real property to a residential mortgage lender or that are deducted and retained by a residential mortgage lender from the proceeds of the residential mortgage. "Discount points" does not include the costs associated with settlement services as defined in RESPA"
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final good faith estimate is missing from loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
57103671	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$863.79	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$368.45	9.080%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 12/xx/2022 shows that the subject mortgage was originated on xx.

The chain of assignment is not completed as the subject mortgage is currently assigned to “xx” instead of “xx.”

No active judgments/liens have been found in the updated title report against the borrower/subject property.

Combined taxes of 2021 have been paid off in the amount of $949.10 on 01/xx/2022.

Combined taxes of 2022 have been due in the amount of $863.79 on 01/xx/2023.

No prior year delinquent taxes have been found in the updated title report.	Review of the payment history dated as of 11/xx/2022 reveals that the loan is collections. The last payment was received in the amount of $364.26. The next due date is 08/xx/2021. Current UPB as of date reflected in the provided payment history is $xx and current interest rate as per payment history is 8.580%.	Collections Comments:Currently, the loan is in collections.

Review of the payment history dated as of 11/xx/2022 reveals that the loan is collections. The last payment was received in the amount of $364.26. The next due date is 08/xx/2021. Current UPB as of date reflected in the provided payment history is $xx and current interest rate as per payment history is 8.580%.

As per servicing comment dated 07/xx/2021, the subject property is affected by natural disaster. However, no amount of damage is available in the collection comments.

Collection comment dated 11/xx/2022 states that the borrower is impacted by Covid-19. No further information has been found.

As per collection comment dated 10/xx/2021 states that the subject property is occupied by owner and is in good condition.

Information on the foreclosure proceedings is not available.

Information on the bankruptcy proceedings is not available.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Initial 1003_Application	Field: Borrower's Income is impacted by Covid-19? Loan Value: Yes Tape Value: No |---| |----| Comment: Yes Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, >= 120 Days   Tape Value: Collections   Variance:    Variance %:    Comment: Collections, >= 120 Days   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $5464.05   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: 8/xx/2021   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 3/xx/2007   Tape Value: 7/xx/2021   Variance: -5245 (Days)   Variance %:    Comment: 3/xx/2007   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx  Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000000000000044MMMM44M   Tape Value: CCCCCCCCCCNCCCCCCCCCCCCC   Variance:    Variance %:    Comment: MM44M4444444444444444MMM   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: M44MMMM44000000000000000 Tape Value: CCCCCCCCCCCCCNCCCCCCCCCC Variance: Variance %: Comment: MMMMM44444444444444M4444 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from loan files."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "Loan failed TX constitution  A6 required fees test due to fees charged $xx exceeds fees threshold of $xx over by +$xx. The borrower to be refunded +$xx over charged fee to cure. The following list of fees was included in the test:
Loan Origination Fee $xx
Appraisal Fee $310.00
Credit Report Fee $0.34
Attorney's Fee $275.00
Title Insurance $484.00
Title Guaranty Fee $1.00
Recording Fee $44.00

Per statute, the 4 year SOL has expired and the subject finding is downgraded to LVL2."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA finance charge test due to calculated finance charge of $xx exceeds disclosed finance charge of $xx over by -$172.85.
Loan failed TILA foreclosure rescission due to finance charge test due to calculated finance charge of $xx exceeds disclosed finance charge of $xx over by -$172.85"
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from loan files."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Significant	Pass	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
28671611	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Other	$0.00	$171.36	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$332.04	11.120%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	12/xx/2021	$37,973.90	Not Applicable	2.875%	$133.22	12/xx/2021	Financial Hardship	According to the updated title report dated 12/xx/2022, the subject mortgage was originated on xx.
The chain of assignments is incomplete; the current assignee is "xx, its successors and assigns" instead of “xx”.
There are 3 active prior mortgages against the subject property. The first prior mortgage was recorded on 6/xx/1972 in the amount of $xx with the lender “xx”. The second prior mortgage was recorded on 6/xx/1994 in the amount of $xx in favor of “xx. The third mortgage was recorded on 6/xx/1994 in the total amount of $xx in favor of “xx

Annual county taxes have been paid on 12/xx/2022 in the amount of $171.36.
According to the payment history as of 11/xx/2022, the borrower is currently delinquent for 31 months. The last payment was received on 3/xx/2020 which was applied for the due date of 3/xx/2020 and the next due date for payment is 4/xx/2020. The P&I is $279.46, the PITI is $279.46, and the UPB is $xx.	Collections Comments:The sellers tape data shows that the current status of the loan is in REO.
According to the payment history as of 11/xx/2022, the borrower is currently delinquent for 31 months. The last payment was received on 3/xx/2020 which was applied for the due date of 3/xx/2020 and the next due date for payment is 4/xx/2020. The P&I is $279.46, the PITI is $279.46, and the UPB is $xx.
As per the latest BPO report dated 7/xx/2022 located at “xx”, the subject property have repairs of windows and other damages and the estimated cost of repairs is $xx. However, no details have been found regarding completion of repairs.
As per comment dated 6/xx/2022, borrower’s income was impacted due to covid-19.
As per the comment dated 5/xx/2021, the subject property is affected by natural disaster. Further details not provided.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The unexecuted modification agreement was made between the borrower and servicer with an effective date of 12/xx/2021 shows the new modified unpaid principal balance is $xx. The borrower agreed to pay the modified monthly P&I of $133.22 with a modified interest rate of 2.875% starting on 12/xx/2021, the new maturity date of xx This modification document is not signed by the borrower and the lender.	Credit Application Missing Required State Disclosures	Field: Borrower Last Name Loan Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: YES   Tape Source: Initial   Tape Type:
Field: Current Foreclosure Status   Loan Value: Not Applicable   Tape Value: Complaint Filed   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $1927.67   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 12/xx/2021   Tape Value: 12/xx/2007   Variance: 5098 (Days)   Variance %:    Comment: 12/xx/2021   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 1/xx/2007   Tape Value: 3/xx/2020   Variance: -4791 (Days)   Variance %:    Comment: 1/xx/2007   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent  xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:xx%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: M00321104444444444444444   Tape Value: CCCCCCCCCCNCCCCCCC366999   Variance:    Variance %:    Comment: 4MM4M4444444444444444444   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 44444444444444440112300M   Tape Value: 999663CCCCCCCNCCCCCCCCCC   Variance:    Variance %:    Comment: 4444444444444444444M4MM4   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Variance: 9007 (Days) Variance %: Comment: xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan document."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Virginia. The following state disclosures are missing in the loan file;
1. VA Application Disclosure
2. Disclosure of Charges For Appraisal or Valuation
3. Copy of Appraisal or Statement of Appraised Value
4. WV Collateral Protection Insurance Notice 1
5. Co-Signer Notice
6. Financial Institution Insurance Disclosure
7. Non-Deposit Investment Product Disclosure
8. Financial Institution Insurance Disclosure
9. Non-Deposit Investment Product Disclosure"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "The right of rescission document is not hand dated by the borrowers."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$2,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
75724875	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$481.53	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$483.53	10.601%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated 12/xx/2022 shows that the subject mortgage was originated on xx.

The chain of assignment is complete. The last assignment is with “xx”.

There is one junior civil judgment active against the borrower in the amount of $xx in favor of “xx” recorded on 01/xx/2021.

No delinquent taxes have been found for the prior year.
According to the payment history as of 11/xx/2022, the borrower is 4 months delinquent with the loan. The next due date is 7/xx/2022. The last payment was received on 5/xx/2022 in the amount of $483.53 with an interest rate 10.601% which was applied for the due date of 6/xx/2022. The current UPB reflected in the amount of $xx.	Collections Comments:The current status of the loan is collection.
According to the payment history as of 11/xx/2022, the borrower is 4 months delinquent with the loan. The next due date is 7/xx/2022. The last payment was received on 5/xx/2022 in the amount of $483.53 with an interest rate 10.601% which was applied for the due date of 6/xx/2022. The current UPB reflected in the amount of $xx.
No foreclosure and bankruptcy evidence has been found.
As per collection comment dated 10/xx/2021, the borrower’s income is impacted by Covid-19. Forbearance plans ran and were extended several times from 9/xx/2021 to 7/xx/2022.
As per property inspection report dated 8/xx/2019 located at "xx", subject property is older and needs repairs to bring up to code and current conditions. Further details not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	Field: Borrower Last Name Loan Value: xx|---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Collections, >= 120 Days   Tape Value: Performing   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Variance: $-0.03   Variance %: -0.00006%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Variance: 0.001%   Variance %: 0.00100%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Variance: 0.001%   Variance %: 0.00100%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 10.60080%   Tape Value: 10.60100%   Variance: -0.00020%   Variance %: -0.00020%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000444444444444   Tape Value: CCCCCCCCCCNCCC336999963C   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444000000000000   Tape Value: C36999963CCCCNCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: xx  Variance: -30 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE risk indicator is moderate due to below test are failed

This loan failed the bona fide discount points test due to one of the following findings:

The loan is a first lien mortgage and has a principal amount that is greater than or equal to $10,000 and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate.

The discount points are marked as bona fide but an undiscounted rate value was not provided"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the bona fide discount points test due to one of the following findings:

The loan is a first lien mortgage and has a principal amount that is greater than or equal to $10,000 and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate.

The discount points are marked as bona fide but an undiscounted rate value was not provided"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR not hand dated by borrowers."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
89245704	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$392.00	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$465.48	8.120%	180	xx	xx	Conventional	ARM	Refinance	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 12/xx/2022 shows that the subject mortgage was originated on xx.” The chain of assignments is not complete. The current assignment is with "xx" instead of “xx”. There is an active junior mortgage against the subject property in favor of “xx” in the amount of $xx originated on xx which was recorded on 07/xx/2002. No active judgments or liens have been found. Taxes of 2022 are due in the amount of $392.00 on 12/xx/2022.	According to the payment history as of 11/xx/2022, the borrower has been delinquent with the loan for 8 months and the last payment was received on 5/xx/2022 which was applied for 2/xx/2022 and the next due date for the payment is 3/xx/2022. The P&I is $300.00 and PITI is $349.93. The UPB is $xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is bankruptcy. According to the payment history as of 11/xx/2022, the borrower has been delinquent with the loan for 8 months and the last payment was received on 5/xx/2022 which was applied for 2/xx/2022 and the next due date for the payment is 3/xx/2022. The P&I is $300.00 and PITI is $349.93. The UPB is $xx.
As per the comment dated 8/xx/2022, the borrower’s income is impacted due to Covid-19.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
The subject property has been occupied by the owner. As per the latest BPO report dated 07/xx/2022 located at “xx”, the subject property has repairs of scrape and repaints and replace roof and decking needed and the estimated cost of repairs is $xx. Recent servicing comments do not have details regarding the damage.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Loan Program Info Disclosure Missing Required State Disclosures Mortgage Insurance for LTV>80%	Field: Current Legal Status Loan Value: Collections, >= 120 Days Tape Value: Collections |---| |----| Comment: Collections, >=120 Days Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $1131.61   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: 4/xx/2005   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 3/xx/2002   Tape Value: 2/xx/2022   Variance: -7258 (Days)   Variance %:    Comment: 3/xx/2002   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: ARM   Tape Value: Fixed   Variance:    Variance %:    Comment: ARM   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent   Loan Value: 6   Tape Value: 7   Variance: -1   Variance %: -14.28571%   Comment: 6   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Variance: $0.03   Variance %: 0.00006%   Comment: $xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value:xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:xx  Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000004444444444444444444   Tape Value: 3C3C33C3C3N69C33699C3669   Variance:    Variance %:    Comment: MMM444444223332333313222   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444444444400000   Tape Value: 9663C99639C96N3C3C33C3C3   Variance:    Variance %:    Comment: 222313333233322333333MMM   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Change in Rate/Term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: No Cash-out   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Variance: -6708 (Days) Variance %: Comment: xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final application is missing from the loan file. However, values are updated from credit application located at xx
* Loan program disclosure missing or unexecuted (Lvl 2)     "The amortization type is ARM. Loan program disclosure is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx The following state disclosures are missing in the loan file
1 Notice of Rights to Obtain a Security Freeze"
* Mortgage Insurance Certificate missing (Lvl 2)     "The loan is conventional and LTV exceeds xx the MI certificate is required, which is missing from the loan file."
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine operative index value from available loan document."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "The right of rescission is not hand-dated by the borrower; the date is printed on the right of rescission document."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$13,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
68191426	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$528.22	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$932.02	10.630%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	05/xx/2022	$96,566.60	Not Applicable	8.378%	$698.98	05/xx/2022	Financial Hardship	As per updated title report dated 12/xx/2022 shows that the subject mortgage was originated on xx.” The chain of assignments is complete; the current assignee is "xx. No active judgments or liens were found. The 2022 Combined annual taxes have been due in the amount of $ 528.22 on 01/xx/2022.	The payment history dated 11/xx/2022 shows that the borrower is delinquent for 6 months and next payment due date is 05/xx/2022. The last payment was received on 11/xx/2022 in the amount of $897.19 which was applied for the due date of 04/xx/2022. The current UPB is in the amount of $xx.	Collections Comments:Currently the loan is in bankruptcy.
The payment history dated 11/xx/2022 shows that the borrower is delinquent for 6 months and next payment due date is 05/xx/2022. The last payment was received on 11/xx/2022 in the amount of $897.19 which was applied for the due date of 04/xx/2022. The current UPB is in the amount of $xx.
The loan was modified with an effective date of 05/xx/2022 and a new principal balance is xx to the step modification and the rate was starting from 8.378% and borrower had given promise to pay P&I in the amount of $698.98 beginning on 05/xx/2022 with a new maturity date of 04/xx/2062. The rate changes in 3 steps ending at 10.346%.
As per PACER, the debtor had filed bankruptcy under chapter-13 with the case#xx on 04/xx/2019 and the plan was confirmed on 08/xx/2019. POC was filed on 07/xx/2019, in the secured claim amount xx and an arrearage in the amount of $7.199.71. As per voluntary petition schedule D (xx) shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx Hence, the unsecured portion is $xx. Currently the bankruptcy is in active status.
As per collection comment the subject property is occupied by owner and is in good condition. There are no comments regarding the damages and repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per PACER, the debtor had filed bankruptcy under chapter-13 with the case#xx on 04/xx/2019 and the plan was confirmed on 08/xx/2019. POC was filed on 07/xx/2019, in the secured claim amount xx and an arrearage in the amount of $7.199.71. As per voluntary petition schedule D (Doc# 1) shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx Hence, the unsecured portion is $xx. Currently the bankruptcy is in active status.

The loan was modified with an effective date of 05/xx/2022 and a new principal balance is xx to the step modification and the rate was starting from 8.378% and borrower had given promise to pay P&I in the amount of $698.98 beginning on 05/xx/2022 with a new maturity date of xx The rate changes in 3 steps ending at 10.346%.	Affiliated Business Disclosure Credit Application Good Faith Estimate HUD-1 Closing Statement Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Borrower #1 Middle Name Loan Value: xx |---| |----| Comment: Andre Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Delinquent   Tape Value: Performing   Variance:    Variance %:    Comment: Collection   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $264.94   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 5/xx/2022   Tape Value: 3/xx/2011   Variance: 4049 (Days)   Variance %:    Comment: 05/xx/2022   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Step   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value:xx   Variance %: -3.02968%   Comment: 100,849.13   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: $xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value:xx   Variance: 3.030%   Variance %: 3.03000%   Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Variance: 3.030%   Variance %: 3.03000%   Comment: 100%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000011010114444MM4444   Tape Value: CCCCCCCCCCN3669999999999   Variance:    Variance %:    Comment: 444440000000044444444444   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 4444MM444411010110000000   Tape Value: 9999999996663NCCCCCCCCCC   Variance:    Variance %:    Comment: 444444444440000000044444   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "The home is not affixed to the land.
Appraisal is missing from the loan file. As per BPO report located at “xx” the subject property is a manufactured home. However, the affidavit of affixation document is not available in the loan file. The ALTA 7 endorsement is not attached with the final title policy. The VIN/serial number is not available in the legal description of the recorded mortgage."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1, estimated HUD and itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1. Amortization Schedule Disclosure
2. Credit Property Insurance Disclosure
3. Fee Agreement
4. Priority of Security Instrument Disclosure
5. Attorney Selection Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right to rescission is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8813691	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$630.18	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$423.56	9.840%	131	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	01/xx/2022	$36,229.98	Not Applicable	8.691%	$270.88	01/xx/2022	Financial Hardship	Review of updated title report dated 12/xx/2022 shows that the subject mortgage was originated on xx.

The chain of assignment is complete. The last assignment is with “xx

No active judgments or liens have been found.

Annual combined taxes of 2022 are due for 1/xx/2023 in the amount of $630.18.

No delinquent taxes have been found for the prior year.
According to the payment history as of 11/xx/2022, the borrower is 13 months delinquent with the loan. The next due date is 10/xx/2021. The last payment was received on 10/xx/2022 in the amount of $270.89 with an interest rate 9% which was applied for the due date of 9/xx/2021. The current UPB reflected in the amount of $xx.	Collections Comments:The current status of the loan is bankruptcy.
According to the payment history as of 11/xx/2022, the borrower is 13 months delinquent with the loan. The next due date is 10/xx/2021. The last payment was received on 10/xx/2022 in the amount of $270.89 with an interest rate 9% which was applied for the due date of 9/xx/2021. The current UPB reflected in the amount of $xx.
No foreclosure evidence has been found.
As per PACER, "Motion to extend automatic stay" (xx) shows the borrower's income is impacted due to Covid-19 pandemic. Further details not provided.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:As per PACER, the borrower "xx" had filed bankruptcy under chapter 13 with case# xx on 9/xx/2020. The POC was filed on 11/xx/2020 with claim amount of $xx and the amount of arrearage is $xx. The schedule D in voluntary petition shows the secured claim in the amount of xx and the value of collateral which supports the claim is xx So, there is no unsecured amount. The plan was confirmed on 3/xx/2021. The bankruptcy case is still active with the date of last filing 12/xx/2022.	The loan was modified between borrower "xx. As per this modification agreement, the new principal balance is xx and borrower promised to pay P&I in the amount of $270.88 with rate of 8.691% with the step amortization. The rate changes in 3 steps ending at 9.84%. The new maturity date will be xx The servicer has agreed to forgive the principal amount of $xx which exceeds 2% of the modified principal amount.	Credit Application Origination Appraisal	Field: Borrower's Income is impacted by Covid-19? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $4436.90   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 1/xx/2022   Tape Value: 12/xx/2008   Variance: 4775 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 2/xx/2007   Tape Value: 8/xx/2021   Variance: -5295 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value:xx   Variance: $-0.02   Variance %: -0.00005%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000044MMM444   Tape Value: CC3699C369N9999999999999   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444MMM440000000000000000   Tape Value: 9999999999999N963C9363CC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Variance: 8844 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 (loan application) is missing from the loan file."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "Loan failed TX constitution A6 required fees test due to fees charged $xx exceeds fees threshold of $xx over by +$435.28. The borrower to be refunded +$435.28 over charged fee to cure. The below list of fees were included in the test: Loan Origination Fee $992.38
Appraisal Fee $50.00
Credit Report Fee $1.04
Title Examination Fee $170.00
Attorney's Fee $200.00
Recording Fee $28.00
Recording Service Fee $16.00

Per statute, the 4 year SOL has expired and the subject finding is downgraded to LVL2."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
54055375	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	$393.14	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$472.62	11.520%	120	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 12/xx/2022 shows that the subject mortgage was originated on xx.
The chain of assignments has been completed. The mortgage is currently assigned to "xx", which was recorded on 03/xx/2017.
No active liens and judgments have been found.
Combined annual taxes for the year of 2022 are due in the amount of $393.14 on 01/xx/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of 11/xx/2022, the borrower has been delinquent for 3 months and the next due date for the regular payment is 08/xx/2022. The last payment was received on 10/xx/2022 in the amount of $282.81(PITI) which was applied for the due date of 07/xx/2022. The monthly P&I is in the amount of $260.00 with an interest rate of 8.160%. The current UPB is reflected in tape for the amount of $xx. The last payment was received as per AOT located at “xx”.	Collections Comments:The current status of the loan is collection.
According to the payment history as of 11/xx/2022, the borrower has been delinquent for 3 months and the next due date for the regular payment is 08/xx/2022. The last payment was received on 10/xx/2022 in the amount of $282.81(PITI) which was applied for the due date of 07/xx/2022. The monthly P&I is in the amount of $260.00 with an interest rate of 8.160%. The current UPB is reflected in tape for the amount of $xx. The last payment was received as per AOT.
No evidences have been found regarding the foreclosure and bankruptcy.
As per the servicing comment dated 05/xx/2022, the reason for default is curtailment of income.
As per seller’s tape data, the forbearance plan begin from 07/xx/2022 to 10/xx/2022.
As per servicing comment dated 06/xx/2022, the subject property is owner occupied and in good condition.

Update:
No any additional information found in recent collection comments.
The collection comments are available from 2/xx/2023 to 7/xx/2024. The collection comments are missing from 8/xx/2022 to 1/xx/2023.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Missing Required State Disclosures	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: $581.16 |---| |----| Comment: Not applicable Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: 4/xx/2008   Variance:    Variance %:    Comment: Not applicable   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 5/xx/2007   Tape Value: 4/xx/2022   Variance: -5455 (Days)   Variance %:    Comment: 5/xx/2007   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not applicable   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value:xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: M00000111222334444444444   Tape Value: CCCCCCCCCCNCCCCCCCCCCCCC   Variance:    Variance %:    Comment: 432131111110000000000001   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 44444444443322211100000M   Tape Value: CCCCCCCCCCCCCNCCCCCCCCCC   Variance:    Variance %:    Comment: 100000000000011111131234   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "Loan failed TX constitution A6 required fees test due to fees charged $xxexceeds fees threshold of $xx over by +$622.99. The borrower to be refunded +$622.99 over charged fee to cure. The below list of fees were included in the test: Loan Origination Fee $978.40
Appraisal Fee $330.00
Credit Report Fee $0.34
Title Examination Fee $170.00
Attorney's Fee $125.00
Recording Fee $27.00

Per statute, the 4 year SOL has expired and the subject finding is downgraded to LVL2."
* Home Equity Consumer Disclosure is missing from the loan file (Lvl 2)     "Home equity consumer disclosure is missing from the loan documents."
* Home Equity Loan Copies of Documents is missing from the loan file (Lvl 2)     "Home equity loan copies of documents is missing from the loan documents."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl 2)     "Home equity loan interest and fees pre closing disclosure is missing from the loan documents."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 2)     "Home equity loan notice of address for borrower notification of violation is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Texas. The following state disclosures are missing in the loan file;
1. TX Loan Agreement Notice.
2. Commitment Requirement/Anti-Tying.
3. TILA Disclosures in Spanish.
4. Home Equity Consumer Disclosure.
5. Home Equity Loan Interest and Fees Preclosing Disclosure.
6. Home Equity Loan Copies of Documents.
7. Home Equity Loan Rescission Notice.
8. Fair Market Value of Homestead Property Acknowledgment.
9. Home Equity Loan Notice of Address for Borrower Notification of Violation.
10. Choice of Insurance Notice.
11. Collateral Protection Insurance Disclosure.
12. Non-Deposit Investment Product Disclosure Are there any promotional materials.
13. Insurance Solicitation/Post Commitment Requirement
14. Construction Loan Disclosure."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "The right of rescission document is not hand dated by the borrowers."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
31061550	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$1,917.44	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$650.42	10.270%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	04/xx/2022	$69,279.11	Not Applicable	3.500%	$268.38	04/xx/2022	Financial Hardship	The review of the updated title report dated 12/xx/2022 shows that the subject mortgage was originated on xx.

The chain of assignments has been completed. The mortgage is currently assigned to "xx",recorded on 07/xx/2017.

There is hospital lien found against the borrower in favor of “xx” in the amount of $xx, recorded on 10/xx/2011.

There are 13 water/sewer/utilities liens found against the subject property in favor of “xx” in the total amount of $xx which were recorded on different dates. The subject property is located in CT which is a super lien state.

The 2nd installment of combined taxes for the year of 2021, have been due in the total amount of $958.72 on 01/xx/2023.

The 1st installment of combined taxes for the year of 2021, have been paid in the total amount of $958.72 on 07/xx/2022.

No prior year’s delinquent taxes have been found.	According to the payment history as of 11/xx/2022, the borrower is currently delinquent for 01 months and the next due date for payment is 10/xx/2022.The last payment was received on 10/xx/2022 in the amount of $460.35 which was applied for due date 9/xx/2022. The current P&I is in the amount of $268.38 and current PITI is in the amount of $460.35 with an interest rate of 3.500%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the loan is in collection.

According to the payment history as of 11/xx/2022, the borrower is currently delinquent for 01 months and the next due date for payment is 10/xx/2022.The last payment was received on 10/xx/2022 in the amount of $460.35 which was applied for due date 9/xx/2022. The current P&I is in the amount of $268.38 and current PITI is in the amount of $460.35 with an interest rate of 3.500%. The current UPB reflected as per the payment history is in the amount of $xx.

According to the PACER, the borrower "xx" had filed the bankruptcy under chapter 07 with case#xx on 09/xx/2012. The borrower has been discharged on 01/xx/2013 and also got terminated on 01/xx/2013. The date of last filing bankruptcy was 01/xx/2013. No more evidences are available regarding current bankruptcy status.

No evidences have been found regarding the current foreclosure proceedings.

As per the servicing comment dated 12/xx/2021, the reason for default is curtailment of income.

As per servicing comment dated 10/xx/2021, the property occupancy stated as owner occupied.

As per comment dated 12/xx/2021, the borrower’s income is impacted by covid-19. The servicer provided FB plans which ran and were extended several times from 11/xx/2021. Further details not provided.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower "xx" had filed the bankruptcy under chapter 07 with case#xx on 09/xx/2012. As per voluntary petition schedule D (Doc# 1) shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx Hence, the unsecured portion is $xx. The borrower has been discharged on 01/xx/2013 and also got terminated on 01/xx/2013. The date of last filing bankruptcy was 01/xx/2013. No more evidences are available regarding current bankruptcy status.	The modification agreement was made between the lender and borrower on 4/xx/2022. As per the modified term, the new principal balance is xx The borrower promises to pay $268.38 monthly with a modified interest rate of 3.500% beginning from 4/xx/2022 with a maturity date of xx The modification does not have a balloon provision. The loan has been modified once since origination.	Condo/PUD Rider Credit Application Origination Appraisal Right of Rescission	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Yes Tape Source: Initial Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Collections   Tape Value: Performing   Variance:    Variance %:    Comment: Collections   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 8/xx/2007   Tape Value: 7/xx/2022   Variance: -5448 (Days)   Variance %:    Comment: 8/xx/2007   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent   Loan Value: 1   Tape Value: 2   Variance: -1   Variance %: -50.00000%   Comment: 1   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value:xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 110003211113332144432121   Tape Value: CCCCCCCCCCNCCCCCCCCCCCCC   Variance:    Variance %:    Comment: 104410444444444444444444   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 121234441233311112300011   Tape Value: CCCCCCCCCCCCCNCCCCCCCCCC   Variance:    Variance %:    Comment: 444444444444444444014401   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 (loan application) is missing from the loan file."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the Connecticut license validation test (CT HB 5577 Section 39(b)). First mortgage lender licenses and secondary mortgage lender licenses in existence on June 30th, 2008 shall be deemed on and after July 1st, 2008, to be a mortgage lender license."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the Connecticut license validation test (CT HB 5577 Section 39(b)). First mortgage lender licenses and secondary mortgage lender licenses in existence on June 30th, 2008 shall be deemed on and after July 1st, 2008, to be a mortgage lender license."
* Condo / PUD rider Missing (Lvl 2)     "The PUD rider is missing from the loan files."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR/NRTC is missing from the loan file."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
10037538	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$16.37	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$352.33	9.330%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report dated 12/xx/2022 shows that the subject mortgage was originated on xx. The chain of assignments has been completed. The mortgage is currently assigned to "xx", which was recorded on 03/xx/2017. No active judgments or liens were found. The 2022 combined annual taxes have been due in the amount of $16.37 on 01/xx/2023. The 2021 combined annual taxes have been paid in the amount of $3.80 on 03/xx/2022. No prior year’s delinquent taxes have been found.	The payment history dated 11/xx/2022 shows that the borrower is delinquent for 4 months and next payment due date is 07/xx/2022. The last payment was received on 11/xx/2022 in the amount of $339.41 which was applied for the due date of 06/xx/2022. The current UPB is in the amount of $xx.	Collections Comments:Currently the loan is in collection.
The payment history dated 11/xx/2022 shows that the borrower is delinquent for 4 months and next payment due date is 07/xx/2022. The last payment was received on 11/xx/2022 in the amount of $339.41 which was applied for the due date of 06/xx/2022. The current UPB is in the amount of $xx.
As per collection comment the subject property is occupied by owner and is in good condition. There are no comments regarding the damages and repairs.
As per latest comment dated 08/xx/2022, the borrower has been affected by Covid-19. The forbearance plan has been approved for 3 months that began on 08/xx/2022.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Initial 1003_Application Initial Escrow Acct Disclosure	Field: Borrower Last Name Loan Value: xx |---| |----| Comment: Reeves Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, 60-119 Days   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: 8/xx/2022   Tape Value: 8/xx/2022   Variance: -4 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 3/xx/2007   Tape Value: 3/xx/2022   Variance: -5463 (Days)   Variance %:    Comment: 3/xx/2007   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 111444MMMMMMMMMM44444444   Tape Value: CCCCCCCCCCNCCCCCCCCCCCCC   Variance:    Variance %:    Comment: 4MM4444411111111M0000000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 44444444MMMMMMMMMM444111   Tape Value: CCCCCCCCCCCCCNCCCCCCCCCC   Variance:    Variance %:    Comment: 0000000M1111111144444MM4   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Subject loan is primary refinance. Tape shows issues regarding section B."	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "Loan failed TX Constitution A6 required fees test due to fees charged $xx exceeds fees threshold of $xx over by +$356.26. The borrower to be refunded +$356.26 over charged fee to cure. The following list of fees was included in the test.

Loan Origination Fee $xx
Appraisal Fee $50.00
Credit Report Fee $0.68
Title Examination Fee $170.00
Attorney's Fee $125.00
Recording Fee $28.00
Reconveyance Fee $16.00

Per statute, the 4 year SOL has expired and the subject finding is downgraded to LVL2."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA Finance Charge test due to calculated finance charge $xx exceeds disclosed finance charge of $xx over by -$146.11.

Loan failed TILA Foreclosure Rescission Finance charge test due to calculated finance charge $xx exceeds disclosed finance charge of $xx over by -$146.11."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by borrower is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application signed by the loan originator is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the all borrowers."		Significant	Pass	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
42621016	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,115.98	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$648.22	11.850%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 12/xx/2022, the subject mortgage was originated on xx

The chain of assignment is incomplete. Currently, the assignment is with xx.

There are multiple civil judgments against the borrower in the total amount of xx filed by different plaintiffs & recorded on different dates.

There is one state tax lien against xx which was recorded on xx.

Annual combined taxes for the year 2022 are due on 01/xx/2023 in the amount of $xx.

No delinquent taxes have been found.
According to the payment history as of 11/xx/2022, the borrower is currently 6 months delinquent with the loan. The last payment was received on 10/xx/2022 and was applied to 4/xx/2022 and the next due date for payment is 5/xx/2022. The P&I is $363.00 and current interest rate as per payment history is 5.659%. The current UPB reflected is $xx.

Collections Comments:As per the review of collection comments, the current status of the loan is collection.

According to the payment history as of 11/xx/2022, the borrower is currently 6 months delinquent with the loan. The last payment was received on 10/xx/2022 and was applied to 4/xx/2022 and the next due date for payment is 5/xx/2022. The P&I is $363.00 and current interest rate as per payment history is 5.659%. The current UPB reflected is xx

"The collection comment dated xx the borrower’s income is impacted by covid-19. The collection comment dated xx shows the forbearance plan was provided to borrower which started from xx Forbearance plan ran and were extended from xx

The collection comment dated xx the subject property is owner occupied.

No evidence has been found regarding bankruptcy.

No evidence has been found regarding foreclosure.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Initial 1003_Application	Field: Borrower's Income is impacted by Covid-19? Loan Value: Yes Tape Value: No |---| |----| Comment: Yes Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx   Tape Value: xx   Variance: -5632 (Days)   Variance %:    Comment: 9/xx/2006   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent   Loan Value: 6   Tape Value: 7   Variance: -1   Variance %: -14.28571%   Comment: 6   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-0.05   Variance %: -0.00007%   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000010000000111MMMM44MM   Tape Value: CCC3333CCCNCC3CCCCCCCCCC   Variance:    Variance %:    Comment: M44MM4M4MM000001M0M0MM00   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MM44MMMM1110000000100000   Tape Value: CCCCCCCCCC3CCNCCC33C3CCC   Variance:    Variance %:    Comment: 00MM0M0M100000MM4M4MM44M   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 9/xx/2036   Tape Value: 10/xx/2039   Variance: -1125 (Days)   Variance %:    Comment: 9/xx/2036   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Yes Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows Seller Disclosed Issues - B"	* Application Missing (Lvl 2) "Final 1003 document is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial 1003 is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business disclosure is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
6160911	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$183.40	06/xx/2024	Unavailable	No	Loss Mitigation	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$215.04	8.994%	181	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	09/xx/2021	$13,127.68	Not Applicable	3.000%	$47.00	09/xx/2021	Financial Hardship	The review of the updated title report dated 12/xx/2022 shows that the subject mortgage was originated on xx The chain of assignment completed. Currently, mortgage assignment is with “xx”. There is a civil judgment against the borrower in favor of xx. The 2022 combined annual taxes have been paid in the amount of $183.40 on 12/xx/2022. No prior year’s delinquent taxes have been found.	According to the payment history as of 11/xx/2022, the borrower has been delinquent for 11 months and the next due date for the regular payment is 12/xx/2021. The last payment was received on 06/xx/2022 in the amount of $69.68 (PITI) which was applied for the due date of 11/xx/2021. The monthly P&I is $47.00 with an interest rate of 3.00%. The current UPB is $xx.	Collections Comments:The loan is in foreclosure.
According to the payment history as of 11/xx/2022, the borrower has been delinquent for 11 months and the next due date for the regular payment is 12/xx/2021. The last payment was received on 06/xx/2022 in the amount of $69.68 (PITI) which was applied for the due date of 11/xx/2021. The monthly P&I is $47.00 with an interest rate of 3.00%. The current UPB is $xx.
The foreclosure was initiated in 2018.  As per comment dated 06/xx/2018, the foreclosure sale was scheduled for xx As per servicing comment dated xx the foreclosure was put on hold due to loss mitigation. No further details available.
According to the PACER, the borrower "xx" filed the bankruptcy under chapter7 with case# xx on 07/xx/2016. The bankruptcy case was discharged on xx and terminated on xx
As per comment dated 6/xx/2022, borrower’s income was impacted due to covid-19.
As per comment dated 3/xx/2022, the subject property is vacant.

Foreclosure Comments:The foreclosure was initiated in 2018.  As per comment dated 06/xx/2018, the foreclosure sale was scheduled on 06/xx/2018. As per servicing comment dated 06/xx/2018, the foreclosure was put on hold due to loss mitigation. No further details available.
Bankruptcy Comments:According to the PACER, the borrower "xx" filed the bankruptcy under chapter7 with case# xx. Voluntary petition schedule D shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx Hence, the unsecured portion is $0.00. The bankruptcy case was discharged on xx and terminated on xx	This modification agreement was signed between the borrower "xx" and lender "xx" with an effective date of 09/xx/2021. The new modified unpaid principal balance is xx out of which xx is interest bearing amount. The borrower agreed to pay the modified monthly P&I of $47.00 with a modified interest rate of 3.000% starting on 09/xx/2021 till the new maturity date of 08/xx/2061.	Missing Required State Disclosures	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: yes Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: yes   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Foreclosure   Tape Value: Collections   Variance:    Variance %:    Comment: Foreclosure   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: yes   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -54 (Days)   Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx   Tape Value: xx   Variance: -5110 (Days)   Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent   Loan Value: 9   Tape Value: 10   Variance: -1   Variance %: -xx   Comment: 9   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-0.05   Variance %: -xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 101021232210100444444444   Tape Value: CC3699FFCCNCCCCCCCCCCCC3   Variance:    Variance %:    Comment: MMM444444444440000000000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444001012232120101   Tape Value: 3CCCCCCCCCCCCNCCFF9363CC   Variance:    Variance %:    Comment: 000000000044444444444 MMM   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "The compliance ease risk indicator is moderate due to Origination Fee First Lien Test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the first lien origination fee test.
The loan data is $619.36 and comparison data is $212.65; hence, the variance is +$406.71.
The loan charges more than a 1% origination fee (whether from the buyer or the seller).

This loan failed the origination fee and broker fee test.
The loan data is $619.36 and comparison data is $212.65; hence, the variance is +$406.71.
The loan does not have DIDMCA preemption selected and the sum of the origination fee and all broker fees is greater than 1%."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
Borrower Choice of Insurer or Agent."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "The right of rescission document is not hand dated by the borrowers."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$18,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
83825790	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$292.93	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$454.99	10.440%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	66.683%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 12/xx/2022 shows that the subject mortgage was originated on xx
The chain of the assignment is not complete. The current assignment is with xx.
No active judgments or liens have been found.
Taxes of 2022 have been paid in the amount $292.93.	According to the payment history as of 11/xx/2022, the borrower has been delinquent with the loan for 3 months and the last payment was received on 10/xx/2022 which was applied for 7/xx/2022 and the next due date for the payment is 8/xx/2022. The P&I is $421.83 and PITI is $455.49. The UPB is $xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is collection. According to the payment history as of 11/xx/2022, the borrower has been delinquent with the loan for 3 months and the last payment was received on 10/xx/2022 which was applied for 7/xx/2022 and the next due date for the xx
As per the comment dated 4/xx/2022, the borrower’s income is impacted due to Covid-19.
No comments have been found regarding bankruptcy in the latest servicing comments.
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not have details regarding the damage.

Update:
As per the servicing comments dated 6/xx/2023, the borrower has been approved for a 6 month trial modification starting from xx.
The collection comments are available from 07/xx/2022 to 11/xx/2022, 02/xx/2023 to 06/xx/2024. The collection comments are missing from 12/xx/2022 to 01/xx/2023.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Missing Required State Disclosures Notice of Servicing Transfer	Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: No discrepancies. Tape Source: Initial Tape Type:
Field: Forbearance Plan Start Date   Loan Value: Unavailable   Tape Value: 11/xx/2021   Variance:    Variance %:    Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx   Tape Value: xx   Variance: -5300 (Days)   Variance %:    Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000044444444444444443321   Tape Value: 36C3C3CC3CNC33CCC3CCCCCC   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 123344444444444444440000 Tape Value: CCCCCC3CC333CNC3CC3C3C63 Variance: Variance %: Comment: Updated as per review. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final application is missing from the loan file. However, values are updated from credit application located at xx."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "Loan failed TX constitution A6 required fees test due to fees charged $xx exceed fees threshold of $xx over by +$733.54. The borrower to be refunded +$733.54 over charged fee to cure. The below list of fees were included in the test: Loan Origination Fee $xx
Appraisal Fee $330.00
Credit Report Fee $0.52
Title Examination Fee $215.00
Attorney's Fee $200.00
Recording Fee $28.00

Per statute, the 4 year SOL has expired and the subject finding is downgraded to LVL2."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA Finance Charge test due to calculated finance charge $xx exceeds disclosed finance charge of $xx over by -$154.17.

Loan failed TILA Foreclosure Rescission Finance charge test due to calculated finance charge $xx exceeds disclosed finance charge of $xx over by -$154.17."
* DTI > 60% (Lvl 2)     "As per final application the total monthly income is $xx and expenses are $xx.  Hence, the DTI is greater than 60%."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Texas .The following state disclosures are missing in the loan file;
1.TX Loan Agreement Notice
2.Commitment Requirement/Anti-Tying
3.Home Equity Loan Interest and Fees Preclosing Disclosure
4.Home Equity Loan Copies of Documents
5.Home Equity Loan Rescission Notice
6.Fair Market Value of Homestead Property Acknowledgment
7.Home Equity Loan Notice of Address for Borrower Notification of Violation
8.Choice of Insurance Notice
9.Collateral Protection Insurance Disclosure
10.Non-Deposit Investment Product Disclosure Are there any promotional materials?
11.Insurance Solicitation/Post Commitment Requirement"
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "The notice of servicing transfer disclosure is not signed by borrower."		Significant	Pass	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
19137708	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$1,778.07	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$521.87	9.900%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	02/xx/2022	$45,168.54	Not Applicable	7.126%	$379.28	02/xx/2022	Financial Hardship	According to the updated title report dated 12/xx/2022, the subject mortgage was originated on xx The chain of assignments has been completed. Currently, the assignment is with xx. There is one prior mortgage against the subject property in the favor of xx No active liens and judgments have been found. Annual county taxes for the year of 2021 and 2022 have been paid in the amount of $1643.38 & $1766.67. No prior year delinquent taxes have been found.	According to the payment history as of 11/xx/2022, the borrower is delinquent for 02 months and the next due date is 09/xx/2022. Last payment was received on 10/xx/2022 in the amount of $568.42. Current P&I is $379.28 and the interest rate of 7.126%. The new UPB is $59551.81.	Collections Comments:The loan is in the collection.
According to the payment history as of 11/xx/2022, the borrower is delinquent for 02 months and the next due date is 09/xx/2022. Last payment was received on 10/xx/2022 in the amount of xx Current P&I is $379.28 and the interest rate of 7.126%. The new UPB is xx
As per the comment dated 06/xx/2022, the borrower’s income was impacted by covid-19.
The loan was modified on xx
No foreclosure activity has been found.
No bankruptcy details have been found.
Subject property is owner occupied.
As per the BPO report dated 09/xx/2021 located at “xx”, the subject property had damaged in the amount of xx No more details have been found regarding damage and repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was made between the borrower "xx" with an effective date of 01/xx/2022 shows the new modified unpaid principal balance is xx and there is no deferred amount. The borrower agreed to pay the modified monthly P&I of $379.28 with a modified interest rate of 7.126% starting on 02/xx/2022, which will get changed in 3 steps until the new maturity date of 07/xx/2060. The rate will change in 3 steps which end with 8.959%. As per modification agreement, the lender has forgiven principal in the amount of xx This modification document is not signed by the borrower and the lender.	Credit Application Missing Required State Disclosures	Field: Borrower's Income is impacted by Covid-19? Loan Value: Yes Tape Value: No |---| |----| Comment: yes Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, < 60 Days   Tape Value: Performing   Variance:    Variance %:    Comment: Collections,<60 Days   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx   Tape Value: xx   Variance: -5408 (Days)   Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent   Loan Value: 1   Tape Value: 2   Variance: -1   Variance %: -xx   Comment: 1   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 002100000444444444444444   Tape Value: CCCC36999CN69CC3C369CC36   Variance:    Variance %:    Comment: 321211000000000000000000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444444000001200   Tape Value: 63CC963C39C96NC9996CCCCC   Variance:    Variance %:    Comment: 000000000000000000112123   Tape Source: Initial   Tape Type:
Field: Property City Loan Value: xx Tape Value: xx Variance: Variance %: Comment: xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final 1003 application is missing from the loan documents."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "Loan failed TX constitution A6 required fees test due to fees charged $xx exceeds fees threshold of $xx over by +$683.92. The borrower to be refunded +$683.92 over charged fee to cure. The below list of fees were included in the test: Loan Origination Fee $xx
Appraisal Fee $330.00
Credit Report Fee $0.34
Title Examination Fee $170.00
Attorney's Fee $200.00
Recording Fee $36.00

Per statute, the 4 year SOL has expired and the subject finding is downgraded to LVL2."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA Finance Charge test due to calculated finance charge $xx exceeds disclosed finance charge of $xx over by -$158.36.

Loan failed TILA Foreclosure Rescission Finance charge test due to calculated finance charge $xx exceeds disclosed finance charge of $xx over by -$158.36."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Texas. The following state disclosures are missing in the loan file;
2. TX Loan Agreement Notice.
3. Commitment Requirement/Anti-Tying.
4. Home Equity Consumer Disclosure.
5. Home Equity Loan Interest and Fees Preclosing Disclosure.
6. Home Equity Loan Copies of Documents.
7. Home Equity Loan Rescission Notice.
8. Fair Market Value of Homestead Property Acknowledgment.
9. Home Equity Loan Notice of Address for Borrower Notification of Violation.
10. Choice of Insurance Notice.
11. Collateral Protection Insurance Disclosure.
12. Non-Deposit Investment Product Disclosure Are there any promotional materials?.
13. Insurance Solicitation/Post Commitment Requirement.
14. Construction Loan Disclosure."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "The right of rescission document is not hand dated by the borrowers."		Significant	Pass	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$2,500.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
94000393	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$725.39	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$202.92	11.980%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report dated 12/xx/2022 shows that the subject mortgage was originated onxx. No active liens and judgments have been found against the borrower and subject property. The 1st installment of town tax for the year of 2022 is paid in the total amount of xx. The 2nd installment of town tax for the year of 2022 is due in the total amount of $120.44 on 02/xx/2023. No prior year’s delinquent taxes have been found.	The payment history dated 11/xx/2022 shows that the borrower is delinquent for 1 month and next payment due date is 10/xx/2022. The last payment was received on 10/xx/2022 in the amount of $202.88 which was applied for the due date of 09/xx/2022. The current UPB is in the amount of $xx.	Collections Comments:Currently the loan is in collection.
The payment history dated 11/xx/2022 shows that the borrower is delinquent for 1 month and next payment due date is 10/xx/2022. The last payment was received on xx in the amount of xx which was applied for the due date of 09/xx/2022. The current UPB is in the amount of xx
As per the BPO report located at “xx”, the subject property was damaged, and the estimated cost of repair is xx
As per latest comment dated 06/xx/2022, the borrower’s income was affected by Covid-19. No comments have been found regarding forbearance plan.

Update: No any additional information found in recent collection comments.
CC available from 08/xx/2022 to 11/xx/2022 and 02/xx/2023 to 07/xx/2024 and missing from 12/xx/2022 to 01/xx/2023.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Origination Appraisal	Field: Doc Date of Last Modification Loan Value: Not Applicable Tape Value: 11/xx/2010 |---| |----| Comment: Tape Source: Initial Tape Type: Field: Payment History String Reversed Loan Value: 122MMM41000000000000000M Tape Value: CCCCCCCCCCCCCNCCCCCCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Missing Appraisal (Lvl 2) "Appraisal is missing from the loan documents." * ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$2,100.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
88131747	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,706.48	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$501.44	11.660%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated 12/xx/2022, the subject mortgage was originated on 8/xx/2008 and recorded on xx The chain of assignment has been completed. Currently, the assignment is with the xx. No active liens and judgments have been found against the borrower and subject property. Combined annual taxes for the year 2022 are due in the amount of $xx on 1/xx/2023. Combined annual taxes for the year 2021 have been paid in the amount of $xx on 12/xx/2021. No prior year delinquent taxes have been found.	According to latest payment history as of 11/xx/2022, the borrower is currently delinquent for 1 month and the next due date is 10/xx/2022. The last payment was received on 11/xx/2022 in the amount of $785.80 which was applied for the due date 9/xx/2022. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $501.03 and the interest rate is 11.650%.	Collections Comments:The loan is currently in the collection and the next due date is 10/xx/2022. The last payment was received on 11/xx/2022 in the amount of $785.80 which was applied for the due date 9/xx/2022. The unpaid principal balance is reflected in the amount of xx The current P&I is $501.03 and the interest rate is 11.650%. The loan has been modified. The foreclosure was not initiated. The borrower xx filed bankruptcy under chapter 13 with the case# xx on 5/xx/2011. The debtor was discharged on 5/xx/2016. The case was terminated on 8/xx/2016. As per the comment dated 11/xx/2022, the subject property is owner occupied. As per the comment dated 6/xx/2022, the borrower was impacted by covid-19. As per the comment dated 11/xx/2022, the forbearance plan was discussed. As per the comment dated 7/xx/2022, there is a payment dispute. As per the BPO (xx) report dated 6/xx/2011, the subject property was damaged. The property needed repairs in the amount of xx As per the comment dated xx the subject property was damaged due hail. The property needs repairs. The new claim was received in the amount of $xx. As per the comment dated 5/xx/2021, the subject property is affected by natural disaster area. However, we are unable to determine whether the repairs have been completed or not.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx filed bankruptcy under chapter 13 with the case# xx. The POC was filed on 9/xx/2011, with the claim amount of xx and the arrearage amount is $xx. However, the POC deadline dated 9/xx/2011. The chapter 13 plan was filed on 5/xx/2011 and the plan was confirmed on 8/xx/2011. The debtor has promised to pay the trustee in the amount of $300.00 for 60 months. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx Therefore, the unsecured portion is $0.00. As per the chapter 13 trustees final report dated on xx the mortgage arrearage has been paid in the amount of xx The debtor was discharged on 5/xx/2016. The case was terminated on 8/xx/2016. The date of last filing is 8/xx/2016.

This is conventional fixed rate mortgage with P&I of $501.44 with the rate of interest 11.66% and a maturity date of 9/xx/2028. The P&I as per payment history is the $501.03 and rate of interest is 11.65%, however, there is a reduction in rate of interest with respect to Note data which seems that there would be a possible modification. As per the comment dated 6/xx/2017, the loan has been modified.	Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Yes Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Collections, < 60 Days   Tape Value: Performing   Variance:    Variance %:    Comment: Collections,<60 Days   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx   Tape Value: xx   Variance: -5021 (Days)   Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-0.03   Variance %: -xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000044444432221   Tape Value: CCCCCCCCCCNCCCCCCCCCCCCC   Variance:    Variance %:    Comment: 212222221010100000000000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 122234444440000000000000   Tape Value: CCCCCCCCCCCCCNCCCCCCCCCC   Variance:    Variance %:    Comment: 000000000001010122222212   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: Unavailable   Tape Value: 4/xx/2031   Variance:    Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Yes Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "Loan failed TX Constitution A6 Required Fees test due to fees charges $xx exceed fees threshold of $xx over +$663.30. The borrower to be refunded +$663.30 over charged fee to cure.

The following list of fees was included in the test:

Loan Origination Fee $xx
Appraisal Fee $330.00
Credit Report Fee $0.45
Flood Determination - Life of Loan Fee $5.50
Title Examination Fee $215.00
Attorney's Fee $125.00
Recording Fee $28.00.

Per statute, the 4 year SOL has expired and the subject finding is downgraded to LVL2."
* Home Equity Loan Copies of Documents is missing from the loan file (Lvl 2)     "Home equity loan copies of documents are missing from the loan documents."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl 2)     "Home equity loan interest and fees pre-closing disclosure is missing from the loan documents."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 2)     "Home equity loan notice of address for borrower notification of violation is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Texas. The following state disclosures are missing in the loan file;
1. TX Loan Agreement Notice
2. Commitment Requirement/Anti-Tying
3. TILA Disclosures in Spanish
4. Home Equity Consumer Disclosure
5. Home Equity Loan Interest and Fees Preclosing Disclosure
6. Home Equity Loan Copies of Documents
7. Home Equity Loan Rescission Notice
8. Fair Market Value of Homestead Property Acknowledgment
9. Home Equity Loan Notice of Address for Borrower Notification of Violation
10. Choice of Insurance Notice
11. Collateral Protection Insurance Disclosure
12. Non-Deposit Investment Product Disclosure Are there any promotional materials?
13. Insurance Solicitation/Post Commitment Requirement
14. Construction Loan Disclosure."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$8,116.59	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
64951381	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,503.11	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$353.23	9.980%	108	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	12/xx/2021	$14,080.20	Not Applicable	9.960%	$176.71	12/xx/2021	Financial Hardship	The review of the updated title report dated 12/xx/2022 shows that the subject mortgage was originated on xx
The chain of assignments is incomplete; the current assignment is with "xx”.
No active judgments or liens have been found.
Taxes of 2021/2022 have been paid in the amount of $xx.	According to the payment history as of 11/xx/2022, the borrower has been delinquent with the loan for 9 months and the last payment was received on 1/xx/2022 which was applied for 1/xx/2022 and the next due date for the payment is 2/xx/2022. The P&I is $176.71 and PITI is $337.77. The UPB is $xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is collection. According to the payment history as of 11/xx/2022, the borrower has been delinquent with the loan for 9 months and the last payment was received on 1/xx/2022 which was applied for 1/xx/2022 and the next due date for the payment is 2/xx/2022. The P&I is $176.71 and PITI is $337.77. The UPB is xx
As per the comment dated 8/xx/2022, the borrower’s income is impacted due to covid-19.
As per comment dated 05/xx/2022, the borrower is active on forbearance plan.
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner.  As per servicing comment dated 08/xx/2022, the subject property was affected by natural disaster.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower "xx" had filed the bankruptcy under chapter 13 with case# xx. The bankruptcy was dismissed on 12/xx/2017 and got terminated on xx The date of last filing bankruptcy was 07/xx/2018. No more evidences are available regarding current bankruptcy status.	This step modification agreement was signed between the borrower xx.
The Unpaid Principal Balance is xx with interest rate 9.960% which steps up in 2 steps ending at 9.980%. The borrower promises to pay the monthly P&I of $176.71 that began from 12/xx/2021. The maturity is 10/xx/2032.
As per modification agreement, the lender has forgiven principal in the amount of xx However, the forgiven amount exceeds 2% of the modified principal balance. There is no deferred balance.	Credit Application Origination Appraisal	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Yes. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: xx   Tape Value: xx   Variance: -5936 (Days)   Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: xx   Tape Value: xx   Variance: -1826 (Days)   Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent   Loan Value: 7   Tape Value: 8   Variance: -1   Variance %: -12.50000%   Comment: 7.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 001001MMMMMMMMMMMMMM4444   Tape Value: CCCCC36999N9999CCC336366   Variance:    Variance %:    Comment: 44443210004444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 4444MMMMMMMMMMMMMM100100 Tape Value: 663633CCC9999N99963CCCCC Variance: Variance %: Comment: 444444444444440001234444. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan document."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "Loan failed TX constitution A6 required fees test due to fees charged $xx exceeds fees threshold of $753.40 over by +$358.74. The borrower to be refunded +$358.74 over charged fee to cure. The below list of fees were included in the test: Loan Origination Fee $731.46
Appraisal Fee $50.00
Credit Report Fee $0.68
Title Examination Fee $215.00
Attorney's Fee $75.00
Recording Fee $24.00
Recording Service Fee $16.00

Per statute, the 4 year SOL has expired and the subject finding is downgraded to LVL2."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA Foreclosure Rescission Finance charge test due to calculated finance charge $xx exceeds disclosed finance charge of $xx over by -$69.95."
* Missing Appraisal (Lvl 2)     "The subject property appraisal report at origination is missing from the loan files."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Significant	Pass	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
51590538	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$354.61	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$624.06	8.840%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated 12/xx/2022 shows subject mortgage was originated on xx The chain of assignment has been completed. The loan is currently assigned with xx. No active judgments or liens have been found. Annual combined taxes of 2022 are due in the total amount of $354.61 on 1/xx/2023. As per updated title report, no prior year taxes are delinquent.	The review of updated payment history as of 11/xx/2022, the loan is delinquency for 4 months and the next due date of payment is 5/xx/2022. The last payment was received in the amount of $557.20 which applied for 4/xx/2022. The current P&I is $557.20 with an interest rate of 8.340%. The UPB as of the date is mentioned in the updated payment history is in the amount of $xx.	Collections Comments:The review of the collection comment shows that the loan is in collection.

The review of updated payment history as of xx the loan is delinquency for 4 months and the next due date of payment is 5/xx/2022. The last payment was received in the amount of $557.20 which applied for 4/xx/2022. The current P&I is $557.20 with an interest rate of 8.340%. The UPB as of the date is mentioned in the updated payment history is in the amount of xx

No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
As per the servicing comment dated 05/xx/2022, the reason for default is curtailment of income.
As per servicing comment dated 01/xx/2022, the borrower’s income was impacted by covid-19 and the forbearance plan has been end on 04/xx/2022. No further information has been found.
The property is owner occupied and is in average condition. As per servicing comment dated 11/xx/2021, borrower's workplace affected due to natural disaster. According to servicing comments dated 03/xx/2021, the subject property had damaged due to water and the estimated cost of repairs is xx As per review of bpo report the subject property has damaged. The exterior BPO of Bayview Loan Servicing (xx) dated 10/xx/2020, shows the estimate cost of damage in the amount of xx for exterior paint. The exterior BPO of Bayview Loan Servicing (xx) dated xx shows the estimate cost of damage in the amount of $2000.00 for exterior paint. However, no evidences have been found whether the repair has been done or not.

Update: As per comment dated 05/xx/2023, the forbearance plan began with making May-Oct payments and in xx a FB plan and as per comment 03/xx/2023 dated there is trail Effective 01/2023 for 3 months.
As per comment dated 05/xx/2023, hardship is based on xx, having one xx, and fell and fractured his hip and had to have xx. States have had additional medical expenses due to their health issues.
CC available from 02/xx/2023 to 07/xx/2024 and missing from 12/xx/2022 to 01/xx/2023.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Initial 1003_Application	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "Loan failed TX constitution A6 required fees test due to fees charged $xx exceeds fees threshold of $xx over by +$277.36. The borrower to be refunded +$277.36 over charged fee to cure. The below list of fees were included in the test: Loan Origination Fee $xx
Credit Report Fee $0.68
Title Examination Fee $215.00
Attorney's Fee $75.00
Recording Fee $32.00
Release Fee $16.00

Per statute, the 4 year SOL has expired and the subject finding is downgraded to LVL2."
* Fair Market Value of Homestead Property Acknowledgment is missing from the loan file (Lvl 2)     "Fair market value of homestead property acknowledgments is missing from the loan file."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl 2)     "Home equity loan interest and fees pre-closing disclosure is missing from the loan file."
* Missing Initial 1003_Application (Lvl 2)     "Initial application 1003 is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$6,990.40	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
28801951	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	$1,363.18	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$901.84	10.386%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	The review of the updated title report dated 12/xx/2022 shows that the subject mortgage was originated on xx
The chain of assignments has been completed. The current mortgage is with xx
There is state tax lien found against the subject property in favor of xx in the amount of xx which was recorded on 12/xx/2017.
The 1st and 2nd installment of combined taxes for the year of 2021 have been paid in the total amount of $1363.18 on 02/xx/2022 and 07/xx/2022
No prior year’s delinquent taxes have been found.	Review of the payment history dated as of 11/xx/2022 reveals that the loan is collections. The last payment was received in the amount of $632.99 on 11/xx/2022. The next due date is 09/xx/2022. Current UPB as of date reflected in the provided payment history is $xx and current interest rate as per payment history is 6.000%.	Collections Comments:Currently, the loan is in collections.

Review of the payment history dated as of 11/xx/2022 reveals that the loan is collections. The last payment was received in the amount of $632.99 on 11/xx/2022. The next due date is 09/xx/2022. Current UPB as of date reflected in the provided payment history is $xx and current interest rate as per payment history is 6.000%.

As per collection comment the subject property is occupied by owner and is in good condition.

The collection comment dated 02/xx/2021, the homeowner’s property affected due to natural disaster.

Collection comment dated 06/xx/2022 states that the borrower is impacted by Covid-19. No further information has been found.

The debtor (xx) had filed bankruptcy under chapter-7 on xx with the Case# xx. The debtor was discharged on xx.
The Schedule-D in voluntary petition shows that the unsecured amount is $0.00 out of secured claim in the amount of xx and with collateral of xx
Currently, the debtor was discharged on xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor (xx) had filed bankruptcy under chapter-7 on xx with the Case# xx. The debtor was discharged on xx and terminated on 01/xx/2005.
The Schedule-D in voluntary petition shows that the unsecured amount is $0.00 out of secured claim in the amount of xx and with collateral of xx
Currently, the debtor was discharged on 12/xx/2004.	This is a conventional fixed rate mortgage with P&I of $901.84 with the rate of interest 10.386% and a maturity date of the loan is 11/xx/2033. The P&I as per updated payment history as of the date is $632.99 and rate of interest is 6.000%; however, there is a reduction in P&I and rate of interest with respect to original Note data which seems that there would be a possible loan modification but an executed copy of such loan modification agreement is missing from the loan file. However as per the collection comment dated 06/xx/2022 shows that the modification effective date is 07/xx/2022.	Credit Application Initial 1003_Application Initial Escrow Acct Disclosure Prepayment Penalty Rider	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Yes Tape Source: Initial Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Collections, 60-119 Days   Tape Value: Performing   Variance:    Variance %:    Comment: Collections, 60-119 Days   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000000100000011MMMMMM   Tape Value: CCCCCCCCCCNC333CCC33333C   Variance:    Variance %:    Comment: 321332221122032122101110   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMMM11000000100000000   Tape Value: C33333CCC333CNCCCCCCCCCC   Variance:    Variance %:    Comment: 01110112212302211222233123   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: 6/xx/2033 Variance: Variance %: Comment: Unavailable. Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "The home is not affixed to the land. As per appraisal report located at “xx” the subject property is a manufactured home. However, the affidavit of affixation document is not available in the loan file. The ALTA 7 endorsement is not attached with the final title policy. The VIN/serial number is not available in the legal description of the recorded mortgage. Hence, unable to determine whether the home is attached to the permanent foundation."	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the interest rate test due to the loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located.

This loan failed the discount fee test due to the sum of all discount points is greater than 2% of the original principal amount. Discount points mean any charges, whether or not actually denominated as discount points."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
																																																																																								* Prepayment Rider Missing (Lvl 2) "The prepayment rider is missing from the loan documents."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
6294258	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,064.89	07/xx/2024	2007-CA-007550	No	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,718.73	9.620%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	12/xx/2021	$188,070.03	Not Applicable	1.999%	$769.68	12/xx/2021	Financial Hardship	According to the updated title report dated 12/xx/2022, the subject mortgage was originated on xx

The chain of assignment has not been completed. Currently, the assignment is with xx

No active judgments or liens have been found.

Annual county taxes of 2022 have been paid the amount of $xx on 11/xx/2022.

No prior year delinquent taxes have been found.
According to payment history as of 11/xx/2022, the borrower is currently delinquent for 1 month and the next due date for payment is 10/xx/2022. The last payment was received on 11/xx/2022 in the amount of $xx which was applied for due date 9/xx/2022. The current P&I is $769.68 and current PITI is $xx with an interest rate of 1.999%. The current UPB reflected as per the payment history is $xx.	Collections Comments:According to servicing comments, the loan is in collection.

According to payment history as of 11/xx/2022, the borrower is currently delinquent for 1 month and the next due date for payment is 10/xx/2022. The last payment was received on 11/xx/2022 in the amount of $xx which was applied for due date 9/xx/2022. The current P&I is $769.68 and current PITI is $xx with an interest rate of 1.999%. The current UPB reflected as per the payment history is $xx.

As per comment dated 06/xx/2022, the borrower's income is impacted by covid-19. The servicer provided FB plans which ran and were extended several times from 04/xx/2020 to 12/xx/2021.

As per comment dated 06/xx/2022, the subject property is owner occupied.

The foreclosure was initiated in the loan 2007. The notice of lis pendens located at (xx) shows that the foreclosure complaint was filed on 11/xx/2007 with case# xx which was recorded on 11/xx/2007. The foreclosure final judgment located at (xx) was entered on 01/xx/2008 in the amount of xx and the foreclosure sale was scheduled for 02/xx/2008. However, the foreclosure file put on hold as the debtor filed the bankruptcy under chapter 13 with case# xx. The amended notice of lis pendens located at (xx) shows that the foreclosure complaint was filed on xx and recorded on xx However, the release of lis pendens located at (xx) with case# xx which was recorded on xx shows the lis pendens was canceled on 12/xx/2010 and recorded on xx

According to the PACER, the borrower "xx" filed for bankruptcy under chapter 13 with case# xx. The case was dismissed on 08/xx/2009 and terminated on xx.
Foreclosure Comments:The foreclosure was initiated in the loan 2007. The notice of lis pendens located at (xx) shows that the foreclosure complaint was filed on 11/xx/2007 with case# xx which was recorded on xx The foreclosure final judgment located at (xx) was entered on 01/xx/2008 in the amount of xx and the foreclosure sale was scheduled for 02/xx/2008.  However, the foreclosure file put on hold as the debtor filed the bankruptcy under chapter 13 with case# xx The amended notice of lis pendens located at (xx) shows that the foreclosure complaint was filed on 11/xx/2009 and recorded on xx However, the release of lis pendens located at (xx) with case# xx which was recorded on xx shows the lis pendens was canceled on 12/xx/2010 and recorded on 12/xx/2010. No further information available to understand the current status of foreclosure process.
Bankruptcy Comments:According to the PACER, the borrower "xx" filed for bankruptcy under chapter 13 with case# xx. The voluntary petition schedule D (Doc# xx) shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx Hence, the unsecured portion is $0.00. The POC (Doc# xx) was filed by the creditor "xx." on 03/xx/2008 for the secured claim amount of xx and the amount of arrearage is xx The amended chapter 13 (Doc xx) plan was filed on 09/xx/2008 and confirmed on 1/xx/2008. The case was dismissed on 08/xx/2009 and terminated on xx.	The step modification agreement was signed between the borrower "xx" with an effective date of 12/xx/2021 shows the new modified unpaid principal balance is xx The borrower agreed to pay the modified monthly P&I of $769.68 with a modified interest rate of 1.999% starting on 12/xx/2021, which will get changed in 6 steps until the new maturity date of 01/xx/2048. The rate will change in 6 steps which end with 6.999%. There are no deferred balance and principal forgiven amount.	Credit Application Missing Required State Disclosures Origination Appraisal	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: yes Tape Source: Initial Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: yes   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Collections   Tape Value: Performing   Variance:    Variance %:    Comment: Collections   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: yes   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx   Tape Value: xx   Variance: -5905 (Days)   Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent   Loan Value: 1   Tape Value: 2   Variance: -1   Variance %: -50.00000%   Comment: 1   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $0.17   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   xx %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 100011MMMMMM44444444MMMM   Tape Value: CCCCCCCCCCNCCCCCCCCCCCCC   Variance:    Variance %:    Comment: 111110102001000000000000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMM44444444MMMMMM110001   Tape Value: CCCCCCCCCCCCCNCCCCCCCCCC   Variance:    Variance %:    Comment: 000000000000100201011111   Tape Source: Initial   Tape Type:
Field: Property Postal Code   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: yes Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal report is available in the located at (xx) however it is 120 days older than note date."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in FL. The following state disclosures are missing in the loan file;
1. Anti-Coercion Notice
2. Title Insurance Disclosure
3. Insurance Sales Disclosure"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "The right of rescission document is not hand dated by the borrowers."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
32394387	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,225.46	07/xx/2024	Unavailable	No	Loss Mitigation	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$505.00	9.330%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	02/xx/2022	$20,521.50	Not Applicable	9.330%	$320.34	02/xx/2022	Financial Hardship	According to the updated title report dated 12/xx/2022, the subject mortgage was originated on xx

The chain of assignment has been completed. Currently, the assignment is with xx
No active judgments or liens have been found.

Annual combined taxes of 2021 have been paid in the amount of $xx on 12/xx/2021.

Annual combined taxes of 2022 are due in the amount of $xx.

No prior year delinquent taxes have been found.
According to payment history as of 11/xx/2022, the borrower is currently delinquent for 13 months and the next due date for payment is 10/xx/2021. The last payment was received on 11/xx/2022 in the amount of $695.92 which was applied for due date 9/xx/2021. The current P&I is $320.34 and current PITI is $695.92 with an interest rate of 9.330%. The current UPB reflected as per the payment history is $xx.
Borrower made his last payment as per modification adjustment agreement located at "xx".	Collections Comments:According to collection comments, the loan is in foreclosure, but seller tape shows the performing status as REO.
According to payment history as of 11/xx/2022, the borrower is currently delinquent for 13 months and the next due date for payment is 10/xx/2021. The last payment was received on 11/xx/2022 in the amount of $695.92 which was applied for due date 9/xx/2021. The current P&I is $320.34 and current PITI is $695.92 with an interest rate of 9.330%. The current UPB reflected as per the payment history is xx
As per comment dated 04/xx/2022, the foreclosure was initiated in the loan in 2022. However, the foreclosure was put on hold for trial mod on xx
According to the PACER, the borrower xx filed bankruptcy under chapter- 13 with the case# xx. The case was dismissed on xx and terminated on 08/xx/2022.
As per comment dated 09/xx/2022, the borrower was approved for 3 months TPP beginning from 11/xx/2022 to 01/xx/2023 in the amount of $551.93.
As per comment dated 09/xx/2022, the subject property is owner occupied.
As per comment dated 09/xx/2022, the borrower's income is impacted by covid-19.

Update: No any additional information found in recent collection comments.
The collection comment history is incomplete. The collection comments are available from 02/xx/2023 to 07/xx/2024. We are missing the latest 24 months of collection comments for review. The collection comments are missing from 08/xx/2022 to 01/xx/2023.
Foreclosure Comments:As per comment dated 04/xx/2022, the foreclosure was initiated in the loan in 2022. However, the foreclosure was put on hold for trial mod on 09/xx/2022. Further details not provided.
Bankruptcy Comments:According to the PACER, the borrower xx filed bankruptcy under chapter- 13 with the case# xx. The case was dismissed on 07/xx/2022 and terminated on 08/xx/2022.	The modification agreement was made between lender and borrower on 2/xx/2022. As per the modified term, the new principal balance is xx and the lender agrees to forgive $xx. The borrower promises to pay $320.34 monthly with a modified interest rate of 9.330% beginning from 2/xx/2022 with a maturity date of 6/xx/2029. The modification does not have a balloon provision.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Yes Tape Source: Initial Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Yes   Tape Source: Initial   Tape Type:
Field: Current Foreclosure Status   Loan Value: Referred to Attorney   Tape Value: Complaint Filed   Variance:    Variance %:    Comment: Referred to Attorney   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Foreclosure   Tape Value: REO   Variance:    Variance %:    Comment: Foreclosure   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: 494 (Days)   Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent   Loan Value: 12   Tape Value: 13   Variance: -1   Variance %: -7.69230%   Comment: 12   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000000000001014MMMMMMMM   Tape Value: CCCCC336CCNC3CCC36696999   Variance:    Variance %:    Comment: 4MM44444444444443M331111   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMMMMM4101000000000000   Tape Value: 99969663C3C3CNCC633CCCCC   Variance:    Variance %:    Comment: 111133M34444444444444MM4   Tape Source: Initial   Tape Type:
Field: S&C Filing Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 6/xx/2029 Tape Value: xx Variance: 182 (Days) Variance %: Comment: 6/xx/2029 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "Loan failed TX constitution A6 required fees test due to fees charged $xx exceeds fees threshold of $xx over by +$xx. The borrower to be refunded +$xx over charged fee to cure. The below list of fees were included in the test: Loan Origination Fee $xx
Appraisal Fee $330.00
Attorney's Fee $65.00
Title Insurance $662.30
Recording Fee $30.00

Per statute, the 4 year SOL has expired and the subject finding is downgraded to LVL2."
* Fair Market Value of Homestead Property Acknowledgment is missing from the loan file (Lvl 2)     "Fair market value of homestead property acknowledgment is missing from the loan documents."
* Home Equity Consumer Disclosure is missing from the loan file (Lvl 2)     "Home equity consumer disclosure is missing from the loan documents."
* Home Equity Loan Copies of Documents is missing from the loan file (Lvl 2)     "Home equity loan copies of documents are missing from the loan documents."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl 2)     "Home equity loan interest and fees pre-closing disclosure is missing from the loan documents."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 2)     "Home equity loan notice of address for borrower notification of violation is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Texas .The following state disclosures are missing in the loan file;
1.TX Loan Agreement Notice
2.Commitment Requirement/Anti-Tying
3.Home Equity Loan Interest and Fees Preclosing Disclosure
4.Home Equity Loan Copies of Documents
5.Home Equity Loan Rescission Notice
6.Fair Market Value of Homestead Property Acknowledgment
7.Home Equity Loan Notice of Address for Borrower Notification of Violation
8.Choice of Insurance Notice
9.Collateral Protection Insurance Disclosure
10.Non-Deposit Investment Product Disclosure Are there any promotional materials?
11.Insurance Solicitation/Post Commitment Requirement"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan documents."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
66714918	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,512.18	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$575.00	10.400%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	41.724%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report dated 12/xx/2022, shows that the subject mortgage was originated on xx. The chain of assignments is complete; the current assignee is xx. There is civil judgment found against the subject property in favor of xx. The 2022 combined annual taxes have been due in the amount of $761.18 on 12/xx/2022.	The payment history dated 11/xx/2022 shows that the borrower is delinquent for 11 months and next payment due date is 12/xx/2021. The last payment was received on 11/xx/2021 in the amount of $525.35 which was applied for the due date of 11/xx/2021. The current UPB is in the amount of $xx.	Collections Comments:
Currently the loan is in collection.
The payment history dated 11/xx/2022 shows that the borrower is delinquent for 11 months and next payment due date is 12/xx/2021. The last payment was received on 11/xx/2021 in the amount of $525.35 which was applied for the due date of 11/xx/2021. The current UPB is in the amount of $xx.
As per collection comment the subject property is occupied by owner and is in good condition. There are no comments regarding the damages and repairs.
As per latest comment dated 08/xx/2021, the borrower’s income was impacted by Covid-19. The forbearance plan has been approved for 3 months that began on 09/xx/2021.

Update:No any additional information found in recent collection comments.
The collection comment history is incomplete. The collection comments are available from 02/xx/2023 to 07/xx/2024. We are missing the latest 24 months of collection comments for review. The collection comments are missing from 08/xx/2022 to 01/xx/2023.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Missing Required State Disclosures	Field: Forbearance Plan Start Date Loan Value: Unavailable Tape Value: 11/xx/2021 |---| |----| Comment: Unavailable Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: xx   Tape Value: xx   Variance: -4598 (Days)   Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-0.02   Variance %: -xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000000000000000MMMMMMM   Tape Value: CCCCCCCCCCNCCCCCCCCCCCCC   Variance:    Variance %:    Comment: MMMMM4444444000111000000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMMMM00000000000000000   Tape Value: CCCCCCCCCCCCCNCCCCCCCCCC   Variance:    Variance %:    Comment: 0000001110004444444MMMMM   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 4/xx/2039 Tape Value: 4/xx/2039 Variance: -1 (Days) Variance %: Comment: 4/xx/2039 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final loan application is missing from the loan file. However, the data was captured from the provided copy of Credit Application (xx) in which the subject loan amount is inconsistent with the original loan amount."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "Loan failed TX constitution A6 required fees test due to fees charged $xx exceeds fees threshold of $xx over by +$633.45. The borrower to be refunded +$633.45 over charged fee to cure. The below list of fees were included in the test: Loan Origination Fee $xx
Appraisal Fee $330.00
Credit Report Fee $0.34
Flood Determination - Life of Loan Fee $5.50
Title Examination Fee $180.00
Attorney's Fee $125.00
Recording Fee $32.00
Recording Service Fee $16.00

Per statute, the 4 year SOL has expired and the subject finding is downgraded to LVL2."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA Finance Charge test due to calculated finance charge $xx exceeds disclosed finance charge of $xx over by -$127.87.

Loan failed TILA Foreclosure Rescission Finance charge test due to calculated finance charge $xx exceeds disclosed finance charge of $xx over by -$127.87."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in TX. The following state disclosures are missing in the loan file;
1. TX Loan Agreement Notice
2. Commitment Requirement/Anti-Tying
3. Choice of Insurance Notice
4. Collateral Protection Insurance Disclosure
5. Non-Deposit Investment Product Disclosure Are there any promotional materials?
6. Insurance Solicitation/Post Commitment Requirement"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Significant	Pass	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
40801137	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$911.52	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$362.89	11.010%	181	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/xx/2017	$28,711.47	Not Applicable	10.510%	$262.95	06/xx/2017	Financial Hardship	As per the review of the updated title report dated 12/xx/2022, the subject mortgage was originated on xx
The chain of assignments has been completed. Currently, the mortgage is with xx .
There is an active junior mortgage against the subject property in favor of “xx” in the amount of xx which was recorded on 12/xx/2020.
There is a junior state tax lien active in favor of xx. However, the middle name of borrower and SSN# provided on supportive document is inconsistent with the subject borrower.
Annual county taxes for 2022 have been paid in the amount of $911.52 on 11/xx/2022.
No prior year’s delinquent taxes have been found.
According to the payment history as of 11/xx/2022, the borrower has been delinquent for 9 months and the next due date is 02/xx/2022. The last payment was received on 11/xx/2021 in the amount of $343.76 (PITI) which was applied for the due date of 01/xx/2022. The monthly P&I is $262.95 with an interest rate of 10.510%. The current UPB is reflected in the amount of $xx.	Collections Comments:The current status of the loan is in collections and the next due date is 02/xx/2022. The last payment was received on 11/xx/2021 in the amount of $343.76 (PITI) which was applied for the due date of 01/xx/2022. According to the PACER, the borrower “xx" filed for bankruptcy under chapter 7 with case # xx. The bankruptcy was discharged on 06/xx/2022 and also got terminated on 07/xx/2022. The date of last filing bankruptcy was xx.
No evidences have been found regarding the current/prior foreclosure proceedings.
As per the comment dated 6/xx/2022, the borrower’s income was impacted by covid.
No evidence has been found regarding litigation and contested matter.
As per the BPO report dated 07/xx/2022 located at “xx” and servicing comments, no information has been found related to damages or repairs.
As per collection comments dated 11/xx/2022, the subject property is owner occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower “xx" filed for bankruptcy under chapter 7 with case# xx. The bankruptcy was discharged on 06/xx/2022 and the case was terminated on 07/xx/2022. The date of last filing bankruptcy was xx.	This modification agreement was made between the borrower xx. The new modified unpaid principal balance is xx The borrower agreed to pay the modified monthly P&I of $262.95 with a modified interest rate of 10.510%, beginning from 06/xx/2017. The new maturity date of 04/xx/2047. There are no deferred balance and principal forgiven amount.	Affiliated Business Disclosure Credit Application Missing Required State Disclosures	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: According to the PACER, the borrower xx" had filed the bankruptcy under chapter 7 with case # xx. Tape Source: Initial Tape Type:
Field: Borrower #2 Last Name   Loan Value: xx  Tape Value: xx   Variance:    Variance %:    Comment: As per the Note, the borrwoer xx   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per the comment dated xx the borrower’s income was impacted by covid.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Collections, >= 120 Days   Tape Value: Collections   Variance:    Variance %:    Comment: The current status of the loan is in collections and the next payment us due date is 02/xx/2022. The last payment was received on 11/xx/2021 in the amount of $343.76 (PITI) which was applied for the due date of 01/xx/2022.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx   Tape Value: xx   Variance: -4689 (Days)   Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: No Fc activity found.   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent   Loan Value: 7   Tape Value: 8   Variance: -1   Variance %: -12.50000%   Comment: 7   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $0.01   Variance %: 0.00003%   Comment: As per the Note, the original balance is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000001MMMMMMMMMMMMMMMMM   Tape Value: C3669CCCCCNCCCCCCCCCCCCC   Variance:    Variance %:    Comment: As per the payment history, the string is 4444444444440000000111111.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: MMMMMMMMMMMMMMMMM1000000 Tape Value: CCCCCCCCCCCCCNCCCCC6663C Variance: Variance %: Comment: As per the payment history, the string reversed is 111111000000444444444444. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final loan application is missing from the loan file. However, the data was captured from the provided copy of unsigned initial Credit Application (xx) in which the subject loan amount is inconsistent with the original loan amount."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in AL. The following state disclosures are missing in the loan file;
1) Choice of Insurer."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR was not hand dated by borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
15649045	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$253.90	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$508.82	10.800%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	46.817%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 12/xx/2022, the subject mortgage was originated on xx

The chain of assignment has been completed. Currently, the assignment is with xx

No active judgments or liens have been found against the borrower.
Annual county taxes of 2022 are due on 12/xx/2022 in the amount of $253.90.
According to the payment history as of 11/xx/2022, the borrower is currently delinquent for 2 months. The last payment was received on 10/xx/2022 which was applied for the due date of 7/xx/2022 and the next due date for payment is 8/xx/2022. The P&I is $508.82, the PITI is $584.65, and the UPB is $xx.	Collections Comments:As per the comment history, the current status of the loan is in collections.
According to the payment history as of 11/xx/2022, the borrower is currently delinquent for 2 months. The last payment was received on 10/xx/2022 which was applied for the due date of 7/xx/2022 and the next due date for payment is 8/xx/2022. The P&I is $508.82, the PITI is $584.65, and the UPB is $xx.
As per the comment dated 6/xx/2022, the borrower’s income was impacted due to covid-19.
No foreclosure activity has been found.
Details regarding the bankruptcy are not available.
As per collection comment dated 5/xx/2021, the subject property was affected due to a natural disaster.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Origination Appraisal	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, 60-119 Days   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx   Tape Value: xx   Variance: -5061 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   xx %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 111111110111111021MMMMMM   Tape Value: CCCCCCCCCCNCCCCCCCCC3CCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMMM120111111011111111   Tape Value: CCC3CCCCCCCCCNCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 5/xx/2028 Tape Value: 2/xx/2029 Variance: -279 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase State/Local Predatory Test Failed (Lvl 2) "Loan failed TX constitution A6 required fees test due to fees charged $xx exceeds fees threshold of $xx over by +$449.88. The borrower to be refunded +$449.88 over charged fee to cure. The below list of fees were included in the test: Loan Origination Fee $xx
Appraisal Fee $50.00
Credit Report Fee $0.52
Title Examination Fee $215.00
Attorney's Fee $200.00
Recording Fee $28.00

Per statute, the 4 year SOL has expired and the subject finding is downgraded to LVL2."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA Finance Charge test due to calculated finance charge $xx exceeds disclosed finance charge of $xx over by -$389.94.

Loan failed TILA Foreclosure Rescission Finance charge test due to calculated finance charge $xx exceeds disclosed finance charge of $xx over by -$389.94.

Loan failed TILA APR test due to calculated APR 11.381% exceeds APR threshold of 11.250% over by -0.131%."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "Right of rescission is missing from the loan documents."		Significant	Pass	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
26860649	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,250.13	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$408.73	9.748%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	10/xx/2019	$22,939.67	Not Applicable	9.748%	$306.10	10/xx/2019	Financial Hardship	As per the updated title report dated 12/xx/2022, the subject mortgage was originated on xx

The chain of assignment is complete. The last assignment is with "xx".

There is one junior UCC lien available in UT in favor of xx.

Annual property taxes for the year 2022 are due on 01/xx/2023 in the amount of $xx with good through date 01/xx/2023.	As per payment history as of 11/xx/2022, the borrower is current with the loan. The next due date is 12/xx/2022. The last payment received date is unable to be determined. The current P&I is $306.10 and interest rate is 9.748%. The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
As per payment history as of 11/xx/2022, the borrower is current with the loan. The next due date is 12/xx/2022. The last payment received date is unable to be determined. The current P&I is $306.10 and interest rate is 9.748%. The current UPB is $xx.
No foreclosure and bankruptcy evidence has been found.
As per collection comment dated 4/xx/2022, the borrower’s income is impacted by Covid-19. Forbearance plans ran and were extended several times from 2/xx/2022 to 8/xx/2022.
According to collection comment dated 10/xx/2022, the loan was approved for a payment deferral with the monthly payment of $883.14 due by 12/xx/2022 and the deferral agreement was sent to borrower. Payment history as of 11/xx/2022 also shows the due date was changed to 12/xx/2022.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between borrower and lender with an effective date of 10/xx/2019 and the new modified principal balance is xx The borrower promises to make a monthly payment of $306.10 with an interest rate of 9.748% beginning from 10/xx/2019 till the maturity date 05/xx/2029. The servicer agreed to forgive the amount of $237.04. However, the forgiven amount does not exceed 2% of the modified principal amount.	Credit Application Origination Appraisal	Field: Borrower's Income is impacted by Covid-19? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -24 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx   Tape Value: xx   Variance: -6970 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent   Loan Value: 10   Tape Value: 11   Variance: -1   Variance %: -9.09090%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00010010000000011MMMMMMM   Tape Value: CCCCCCCCCCNCCCC369C3699C   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMMMM11000000001001000   Tape Value: C9963C963CCCCNCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 (loan application) is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test. The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $35."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test. The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $35."
																																																																																								* Missing Appraisal (Lvl 2) "An appraisal report at origination is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
88672012	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$944.00	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$787.43	10.260%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 12/xx/2022, the subject mortgage was originated on xx. The chain of assignment is incomplete. Currently, the assignment is with xx. There is a prior mortgage against the subject property in favor of the xx. There is one civil judgment against xx There is one civil judgment against xx 1st installment of town taxes for year 2022 has been paid off in the amount of $472.00. 2nd installment of town taxes for the year 2022 are due on 04/xx/2023 in the amount of $472.00. No delinquent taxes have been found.	According to the payment history as of 11/xx/2022, the borrower is currently 5 months delinquent with the loan. The last payment was received on 7/xx/2022 and was applied to 5/xx/2022 and the next due date is 6/xx/2022. The P&I is $502.97 and current interest rate as per payment history is 4.999%. The current UPB is $xx.	Collections Comments:As per the review of collection comments, the current status of the loan is in collection.

According to the payment history as of 11/xx/2022, the borrower is currently 5 months delinquent with the loan. The last payment was received on 7/xx/2022 and was applied to 5/xx/2022 and the next due date is 6/xx/2022. The P&I is $502.97 and current interest rate as per payment history is 4.999%. The current UPB is $xx.
The collection comment dated 6/xx/2022 the borrower’s income is impacted by covid-19. The collection comment dated 11/xx/2020 shows the forbearance plan was provided to borrower which started from 11/xx/2020. Forbearance plans ran and were extended from xx
As per the BPO report dated 09/xx/2017 located xx the subject property was damaged and the estimated cost xx Further details not provided. As per the BPO report dated 7/xx/2022, located xx the subject property is in average condition.
The collection comment dated 9/xx/2022 the subject property is owner occupied.
No evidence has been found regarding foreclosure.
According to the PACER, the borrower xx filed for bankruptcy under chapter-13 with the case# xx. The case is discharged on 2/xx/2010 and terminated on xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx filed for bankruptcy under chapter-13 with the case# xx.
The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx Therefore; unsecured portion is xx
The case is discharged on 2/xx/2010 and terminated on xx.

Not Applicable	Affiliated Business Disclosure Credit Application Missing Required State Disclosures Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx   Tape Value: xx   Variance: -5500 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0013210101000000MMMMMMMM   Tape Value: CCCCCCCCCCNCCCCCC3CC33CC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMMMMM0000001010123100   Tape Value: CC33CC3CCCCCCNCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 4/xx/2037   Tape Value: 3/xx/2039   Variance: -702 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 (loan application) is missing from the loan file."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "1. The loan failed the prohibited fees test. Iowa loans may fall into more than one loan category at the same time.

Prohibited Fees Test Inclusion-
1103 Title Examination Fee $205.00

2. The loan failed the origination and processing fees test due to the loan is Home Acquisition Loan (Iowa Code §535.8(1)), and charges a loan origination or processing fee, a broker fee,

Origination and Processing Fees Test Inclusion-
801 Loan Origination Fee $xx"
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Iowa. The following state disclosures are missing in the loan file;
1 Cosigner Notice
2 Notice to Consumer
3 Compliance with Truth in Lending Act
4 Choice of Insurer Disclosure
5 Credit Agreement Disclosure"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR/NRTC is missing from the loan file."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$8,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
10890866	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$125.89	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$333.64	9.730%	181	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	07/xx/2021	$14,046.23	Not Applicable	3.600%	$204.57	07/xx/2021	Financial Hardship	The review of the updated title report dated 12/xx/2022 shows that the subject mortgage was originated on xx
The chain of assignments is complete. The current mortgage is with “xx”.
There are 2 state tax liens against the borrower in favor of xx in the total amount of $xx which were recorded on xx
There is a hospital lien in favor of xx. in the amount of xx.
1st installment taxes of 2022 have been paid in the amount of $122.74.
2nd installment taxes of 2022 are due in the amount of $125.89 on 3/xx/2023.	According to the payment history as of 11/xx/2022, the borrower has been delinquent with the loan for 1 month and the last payment was received on 11/xx/2022 which was applied for 9/xx/2022 and the next due date for the payment is 10/xx/2022. The P&I is $204.57 and PITI is $231.22. The UPB is $xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is collection. According to the payment history as of 11/xx/2022, the borrower has been delinquent with the loan for 1 month and the last payment was received on 11/xx/2022 which was applied for 9/xx/2022 and the next due date for the payment is 10/xx/2022. The P&I is $204.57 and PITI is $231.22. The UPB is $xx.
As per the comment dated 6/xx/2022, the borrower’s income is impacted due to Covid-19.
No comments have been found regarding bankruptcy in the latest servicing comments.
No comments have been found regarding foreclosure in the latest servicing comments.
As per the comment dated 11/xx/2022, the subject property is vacant. As per the comment dated 10/xx/2022, the subject property was damaged. As per the comment dated 11/xx/2022, the subject property is listed as xx. However, no further details have been found regarding the damage or repairs. Also, the latest BPO report is missing from the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This step modification agreement was signed between the borrower xx.
The unpaid principal balance is xx with interest rate 3.600% which steps up in 3 steps ending at 5.600%. The borrower promises to pay the monthly P&I of $204.57 that began from 7/xx/2021. The maturity is 11/xx/2027.	Credit Application	Field: Borrower's Income is impacted by Covid-19? Loan Value: Yes Tape Value: No |---| |----| Comment: Updated as per review. Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections   Tape Value: Performing   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -24 (Days)   Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent   Loan Value: 2   Tape Value: 3   Variance: -1   Variance %: -33.33333%   Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 1011000010000033321MMMMM   Tape Value: CCCCCCCC36N999999CC33366   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: MMMMM1233300000100001101 Tape Value: 66333CC999999N63CCCCCCCC Variance: Variance %: Comment: Updated as per review. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the late fees test. The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
72364199	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	No	No	Not Applicable	First	$0.00	$1,247.66	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,521.06	10.880%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 12/xx/2022, the subject mortgage was originated on xx

The chain of assignment has been completed. The current assignment is with xx.

There is active state tax lien open in the amount of xx which was recorded on xx However, the defendant name is inconsistent with the subject borrower.
There is active civil judgment open against the borrower in the amount of xx in favor of xx.

Annual combined taxes for year 2022 are due in the amount of $xx on 01/xx/2023.
Annual combined taxes for year 2021 have been paid in the amount of $xx on 12/xx/2021.
According to the payment history as of 11/xx/2022, the borrower is currently 11 months delinquent with the loan. The next due date is 12/xx/2021, and the last payment was received on 11/xx/2021 in the amount of $492.51. The P&I is $304.00 and PITI is $492.51. As per the payment history the unpaid principal balance is $xx.
Borrower is making payment as per the AOT located at "xx".	Collections Comments:The loan is in collections.
According to the payment history as of 11/xx/2022, the borrower is currently 11 months delinquent with the loan. The next due date is 12/xx/2021, and the last payment was received on 11/xx/2021 in the amount of $492.51. The P&I is $304.00 and PITI is $492.51. As per the payment history the unpaid principal balance is $xx.
As per servicing comment dated 06/xx/2022, the borrower’s income has been impacted due to Covid-19. Forbearance plans ran and were extended several times.
As per the collection comment the subject property is owner occupied.
As per servicing comment dated 12/xx/2021, the subject property was affected by natural disaster. The amount of damage is not available in the collection comments.

Update
As per servicing comment 03/xx/2023, foreclosure active.
As per servicing comment on dated 07/xx/2023 sale is set for 08/xx/2023 and bidding Instructions xx + Fees and Costs.
As per servicing comment on dated 07/xx/2023, foreclosure was hold due to xx As per servicing comment dated 09/xx/2023, case was dismissed. Again as per servicing comment dated 10/xx/2023 foreclosure on hold due to loss mitigation and hold ended on 01/xx/2024.
As per servicing comment on dated 11/xx/2023, BK filed on 11/xx/23 with case xx chapter 13 is active.
As per servicing comment 08/xx/2023 BK filed 07/xx/2023 with case #xx Chapter13.
As per servicing comment 09/xx/2023, BK case #xx dismissed 09/xx/23.

The collection comment history is incomplete. The collection comments are available from 02/xx/2023 to 07/xx/2024 .We are missing the latest 24 months of collection comments for review. The collection comments are missing from 08/xx/2022 to 01/xx/2023.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Initial 1003_Application	Field: Borrower's Income is impacted by Covid-19? Loan Value: Yes Tape Value: No |---| |----| Comment: yes Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, >= 120 Days   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $72246.86   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx   Tape Value: xx   Variance: -4932 (Days)   Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000MMMMMMMMMMMMMMMMMMMMM   Tape Value: C3CC3CC333N333CCCCCCCCCC   Variance:    Variance %:    Comment: 4MM4M4444444000000000000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMMMMMMMMMMMMMMMMMM000   Tape Value: CCCCCCCCC3333N333CCCCC3C   Variance:    Variance %:    Comment: 0000000000004444444M4MM4   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 5/xx/2038 Tape Value: 12/xx/2049 Variance: -4232 (Days) Variance %: Comment: 5/xx/2038 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan files."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Compliance Ease Risk Indicator is Moderate due to:
TILA Finance Charge Test Failed
TILA Foreclosure Rescission Finance Charge Test Failed"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
Loan Data: $xx, Comparison Data: $xx, Variance -$328.82.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100.

This loan failed the TILA foreclosure rescission finance charge test.
Loan Data: $xx, Comparison Data: $xx, Variance -$328.82.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $35."
* Missing Initial 1003_Application (Lvl 2)     "Initial 1003 application is missing from the loan files."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
29603160	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$413.22	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$338.71	11.173%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	48.867%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 12/xx/2022 shows that the subject mortgage was originated on xx
The chain of assignment is completed. Currently, the mortgage assignment is with “xx”.
No active judgment or lien found.
The annual combined taxes of 2022 are due in the amount of $413.22 on 01/xx/2023.
The annual combined taxes of 2021 have been paid in the amount of $396.79 on 01/xx/2022.
No prior year’s delinquent taxes have been found.
According to the payment history as of 11/xx/2022, the borrower has been delinquent for 18 months and the next due date for the regular payment is 05/xx/2021. The last payment was received on 10/xx/2022 in the amount of $491.67 (PITI) which was applied for the due date of 04/xx/2021. The monthly P&I is $338.71 with an interest rate of 11.173%. The current UPB is reflected in payment history is $xx. As per tape data deferred balance is $590.99.	Collections Comments:The current status of the loan is in collection.
According to the payment history as of 11/xx/2022, the borrower has been delinquent for 18 months and the next due date for the regular payment is 05/xx/2021. The last payment was received on 10/xx/2022 in the amount of $491.67 (PITI) which was applied for the due date of 04/xx/2021. The monthly P&I is $338.71 with an interest rate of 11.173%. The current UPB is reflected in payment history is $xx.
As per comment dated 12/xx/2020, the property was affected due to natural disaster.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
As per the servicing comment dated 10/xx/2022, the reason for default is reduction in income due to covid-19. As per comment dated 6/xx/2022, the forbearance plan is given to the borrower.
As per servicing comment dated 09/xx/2022 the subject property is owner occupied.

Update: No any additional information found in recent collection comments.
CC available from 02/xx/2023 to 06/xx/2024 and missing from 12/xx/2022 to 01/xx/2023.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Good Faith Estimate Missing Required State Disclosures Origination Appraisal	Field: Borrower's Income is impacted by Covid-19? Loan Value: Yes Tape Value: No |---| |----| Comment: Yes Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $590.99   Variance:    Variance %:    Comment: Not applicable   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Not applicable   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx   Tape Value: xx   Variance: -3929 (Days)   Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not applicable   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000000000000000MMMMMMM   Tape Value: 33333333CCNCCCCCCCCCCCCC   Variance:    Variance %:    Comment: 4444M4444444444444444444   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMMMM00000000000000000   Tape Value: CCCCCCCCCCCCCNCC33333333   Variance:    Variance %:    Comment: 4444444444444444444M4444   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 5/xx/2030   Tape Value: 8/xx/2030   Variance: -95 (Days)   Variance %:    Comment: 05/xx/2020   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Yes Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase State/Local Predatory Test Failed (Lvl 2) "The loan is failing for TX Constitution A6 Required Fees Test. Total fee charged is $xx and allowed is $973.30 however it is over by $425.19. Borrower to be refunded $425.19 over-charged fees to Cure.
Fees Included-
Loan Origination Fee paid by Borrower: $xx
Appraisal Fee paid by Borrower: $40.00
Credit Report Fee paid by Borrower: $0.52
Tax Service Fee paid by Borrower: $39.57
Flood Certification - Single Charge or Life of Loan paid by Borrower: $5.50
Title Examination Fee paid by Borrower: $145.00
Recording Fee paid by Borrower: $48.00

Per statute, the 4 year SOL has expired and the subject finding is downgraded to LVL2."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA Finance Charge test due to calculated finance charge $xx exceeds disclosed finance charge of $xx over by -$116.10.

Loan failed TILA Foreclosure Rescission Finance charge test due to calculated finance charge $xx exceeds disclosed finance charge of $xx over by -$116.10."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from loan document."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed HOEPA Higher-Priced mortgage loan due to APR calculated 11.738% exceed APR threshold of 5.920% over by +5.818%. Subject loan is escrowed and signed HPML disclosure signed by the borrower is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Texas. The following state disclosures are missing in the loan file;
1. TX Loan Agreement Notice
2. Commitment Requirement/Anti-Tying
3. TILA Disclosures in Spanish
4. Home Equity Consumer Disclosure
5. Home Equity Loan Interest and Fees Preclosing Disclosure
6. Home Equity Loan Copies of Documents
7. Home Equity Loan Rescission Notice
8. Fair Market Value of Homestead Property Acknowledgment
9. Home Equity Loan Notice of Address for Borrower Notification of Violation
10. Choice of Insurance Notice
11. Collateral Protection Insurance Disclosure
12. Non-Deposit Investment Product Disclosure Are there any promotional materials?
13. Insurance Solicitation/Post Commitment Requirement
14. Construction Loan Disclosure."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR not hand dated."		Significant	Pass	Fail	Pass	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
42941781	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,677.86	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$421.68	11.820%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 12/xx/2022, the subject mortgage was originated on xx
Chain of assignment has been completed. Last assignment is with the “xx”.
No active liens and judgments have been found.
Combined annual taxes for the year of 2022 are due in the amount of $1677.86.
No prior year delinquent taxes have been found.

As per the payment history as of 11/xx/2022, the borrower is delinquent for 06 months and the next due date is 05/xx/2022. Last payment was received on 05/xx/2022 in the amount of $588.70. Current P&I is $421.68 and the interest rate of 11.824%. The new UPB is $xx.	Collections Comments:The loan is in the collection.
As per the payment history as of 11/xx/2022, the borrower is delinquent from 06 months and the next due date is 05/xx/2022. Last payment was received on 05/xx/2022 in the amount of $588.70. Current P&I is $421.68 and the interest rate of 11.824%. The new UPB is xx.
The loan has not been modified since origination.
As per the comment dated 06/xx/2022, the borrower’s income was impacted by covid-19.
No foreclosure activity has been found.
No bankruptcy details have been found.
As per the comment dated 06/xx/2021, the subject property has been affected by natural disaster.
Subject property is owner occupied. No damage and repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Current Legal Status Loan Value: Collections, >= 120 Days Tape Value: Collections |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: xx   Tape Value: xx   Variance: -3929 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment: Original balance is xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 001001102102100444444321   Tape Value: CCCCCCCCCCNCCCCCCCCCCCCC   Variance:    Variance %:    Comment: MMM4M4410000100100010100   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 123444444001201201100100   Tape Value: CCCCCCCCCCCCCNCCCCCCCCCC   Variance:    Variance %:    Comment: MMM4M4410000100100010100   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 7/xx/2041 Tape Value: 10/xx/2041 Variance: -94 (Days) Variance %: Comment: Stated maturity date is 10/xx/2041. Tape Source: Initial Tape Type:	4: Unacceptable	* ComplianceEase HOEPA Test Failed (Lvl 4) "Loan failed HOEPA High Cost mortgage APR threshold test due to APR calculated xx exceeds APR threshold of xx over by xx

This loan failed the timing of disclosure test due to the Sec. 32 (HOEPA) Disclosure Date was not provided."	* Home Equity Consumer Disclosure is missing from the loan file (Lvl 3) "Home equity consumer disclosure is missing from the loan documents."
* Home Equity Loan Copies of Documents is missing from the loan file (Lvl 3)     "Home equity loan copies of documents are missing from the loan documents."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl 3)     "Home equity loan interest and fees pre-closing disclosure is missing from the loan documents."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 3) "Home equity loan notice of address for borrower notification of violation is missing from the loan documents."	* ComplianceEase State/Local Predatory Test Failed (Lvl 2) "Loan failed TX constitution A6 required fees test due to fees charged $xx exceeds fees threshold of $xx over by +$428.56. The borrower to be refunded +$428.56 over charged fee to cure. The below list of fees were included in the test: Loan Origination Fee paid by Borrower: $xx
Document Preparation Fee paid by Borrower: $175.00
Appraisal Fee paid by Borrower: $45.00
Credit Report Fee paid by Borrower: $0.45
Flood Certification - Single Charge or Life of Loan paid by Borrower: $5.50
Mortgage Recording paid by Borrower: $48.00
Releases Recording paid by Borrower: $16.00

Per statute, the 4 year SOL has expired and the subject finding is downgraded to LVL2."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA Finance Charge test due to calculated finance charge $xx exceeds disclosed finance charge of $xx over by -$259.62.

Loan failed TILA Foreclosure Rescission Finance charge test due to calculated finance charge $xx exceeds disclosed finance charge of $xx over by -$259.62."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed HOEPA Higher-Priced mortgage loan due to APR calculated 12.336% exceeds APR threshold of 6.160% over by +6.176%. Subject loan is escrowed."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1. TX Loan Agreement Notice
2. Commitment Requirement/Anti-Tying
3. TILA Disclosures in Spanish
4. Choice of Insurance Notice
5. Collateral Protection Insurance Disclosure
6. Non-Deposit Investment Product Disclosure Are there any promotional materials?
7. Insurance Solicitation/Post Commitment Requirement
8. Construction Loan Disclosure"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Critical	Fail	Fail	Pass	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
12478840	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$1,492.99	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$678.29	9.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	$72,767.50	$6,613.13	6.000%	$441.13	06/xx/2021	Financial Hardship	The review of the updated title report dated 12/xx/2022 shows that the subject mortgage was originated on xx
The chain of assignment is completed. The mortgage is currently assigned to "xx".
There are 2 civil judgments against the borrower in the total amount of $500.00 in the favor of xx.
The annual county taxes of 2022 have been paid in the total amount of $xx on 11/xx/2022.
No prior year’s delinquent taxes have been found.
According to the payment history as of 11/xx/2022, the borrower has been delinquent for 4 months and the next due date is 07/xx/2022. The last payment was received on 06/xx/2022 in the amount of $654.41 (PITI) which was applied for the due date of 06/xx/2022. The monthly P&I is $441.13 with an interest rate of 6.000%. The current UPB is reflected in payment history is $xx. As per tape data deferred amount is $xx.	Collections Comments:The loan is in collection.
According to the payment history as of 11/xx/2022, the borrower has been delinquent for 4 months and the next due date is 07/xx/2022. The last payment was received on 06/xx/2022 in the amount of $654.41 (PITI) which was applied for the due date of 06/xx/2022. The monthly P&I is $441.13 with an interest rate of 6.000%. The current UPB is reflected in payment history is xx
As per servicing comment dated 6/xx/2022, the borrower’s income was impacted due to covid-19. Forbearance plan and was extended several times. Last FB plan was given to the borrower on 7/xx/2022 to 9/xx/2022 in the amount of $0.00.
As per latest BPO dated xx, the subject property is occupied.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
As per latest BPO dated 10/xx/2022, located at xx, the subject property is occupied and it is in average condition.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification document is missing from loan file.
This is conventional fixed rate mortgage originated on 12/xx/2006 with P&I of $678.29 with the rate of interest 9.75000% and a maturity date of 12/xx/2036. The current P&I as per the latest payment history as of 11/xx/2022 is $441.13 and rate of interest is 6.000%. The current UPB is reflected in tape for the amount of xx However, there is a change in P&I and rate of interest with respect to note data. As per servicing comment dated 04/xx/2021, the loan has been modified on 06/xx/2021.The new modified unpaid principal balance is in the amount of xx with interest rate starting at 6.000% and the borrower promises to pay P&I in the amount of $441.13 beginning from 06/xx/2021. The maturity date as per modification is 06/xx/2050 and the deferred amount is xx There is no principal forgiven amount.
Credit Application	Field: Borrower's Income is impacted by Covid-19? Loan Value: Yes Tape Value: No |---| |----| Comment: Yes Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, 60-119 Days   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent   Loan Value: 2   Tape Value: 3   Variance: -1   Variance %: -33.33333%   Comment: 2   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 10000012332444444444444M   Tape Value: 369CCCCCCCNCCCCCCCCCCCCC   Variance:    Variance %:    Comment: 44MMM00000M0000M0M00000M   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: M44444444444423321000001   Tape Value: CCCCCCCCCCCCCNCCCCC9C963   Variance:    Variance %:    Comment: M00000M0M0000M00000MMM44   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Yes Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* Property is Manufactured Housing (Lvl 2)     "As per appraisal report located at “xx” the subject property is a manufactured home. The ALTA 7 Endorsement is not attached with the title policy. The legal description attached with the subject mortgage show VIN# xx. However, there is no evidence found of affixation affidavit."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
19838989	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$563.44	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$445.96	10.840%	181	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	04/xx/2022	$18,857.24	Not Applicable	3.125%	$68.87	04/xx/2022	Financial Hardship	The updated title report dated 12/xx/2022 shows that the mortgage was originated on xx

The chain of the assignment has been completed. The current assignment is with xx.

There is a civil judgment writ of xx.

There are 2 UCC liens active in favor of xx.

There is a hospital lien active in the amount of xx.

Annual combined taxes of 2022 have been due in the amount of 563.44 on 12/xx/2022.

No prior year delinquent taxes have been found.

According to the payment history as of 11/xx/2022 the borrower is currently delinquent for 4 months and the next due date for payment is 7/xx/2022. The last payment was received on 7/xx/2022 in the amount of $126.57 which was applied for due date of 6/xx/2022. The current P&I is $68.87 and current PITI is $126.57 with an interest rate of 3.125%. The current UPB reflected as per the payment history is in the amount of $xx.

Collections Comments:

The loan is in collection.
According to the payment history as of 11/xx/2022 the borrower is currently delinquent for 4 months and the next due date for payment is 7/xx/2022. The last payment was received on 7/xx/2022 in the amount of $126.57 which was applied for due date of 6/xx/2022. The current P&I is $68.87 and current PITI is $126.57 with an interest rate of 3.125%. The current UPB reflected as per the payment history is in the amount of $xx.

As per comment history dated 9/xx/2022, the borrower’s income was impacted by Covid-19

The comment history dated 9/xx/2022 shows that the subject property was damaged. However, exact amount of damage and nature of damage has not been found. Based on the collection, we are unable to confirm the current status of the repairs.  Further details not provided.

Update:As per servicing comment dated 07/xx/2024, fc hold extension approved and new scheduled end date of fc hold is xx
As per servicing comment dated 01/xx/2024, bankruptcy filed on 02/xx/2023.
The collection comment history is incomplete. The collection comments are available from 02/xx/2023 to 07/xx/2024. We are missing the latest 24 months of collection comments for review. The collection comments are missing from 08/xx/2022 to 01/xx/2023.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower filed the bankruptcy under chapter 13 with the Case # xx.

The plan was confirmed on 10/xx/2009 and it was dismissed on 9/xx/2010.
The modification agreement was made on 4/xx/2022 between borrower and the lender. The borrower promised to pay monthly P&I of $68.87 with the rate of interest of 3.125%. The new UPB is xx The first payment date is 4/xx/2022 and the maturity date is 3/xx/2052.

Affiliated Business Disclosure Credit Application	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx   Tape Value: xx   Variance: -5150 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent   Loan Value: 2   Tape Value: 3   Variance: -1   Variance %: -33.33333%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 10000MMMMMMM444444444321   Tape Value: CCC3666CCCNCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 123444444444MMMMMMM00001   Tape Value: CCCCCCCCCCCCCNCCC66C3CCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "Home is not affixed. As per Appraisal Report located at “xx” the subject property is a manufactured home. . The ALTA 7 Endorsement is not attached with the final title policy. The legal description attached with the subject mortgage does not show VIN/Serial Number. The affidavit of affixation is not available with UT located at xx which states that the manufactured home with no affixed to the permanent foundation."	* Lost Note Affidavit (Lvl 3) "The lost note affidavit was found (xx), which states that the original note was lost or misplaced. However, copy of note is available in the same file."	* Application Missing (Lvl 2) "Final application is missing from loan document."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from loan document."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is missing from loan document."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
16892069	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$367.20	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$330.47	9.109%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 12/xx/2022 shows that the subject mortgage was originated on xx
The chain of assignments has been completed. The mortgage is currently assigned to “xx” which was recorded on xx
There is a civil judgment found against the borrower in favor of the xx.
The combined annual property taxes for the year 2022 are due on 01/xx/2023 in the amount of $367.20.
The combined annual taxes for the year of 2021 have been paid in the total amount of $377.30 on 02/xx/2022.
No prior year’s delinquent taxes have been found.
According to the payment history as of 11/xx/2022, the borrower has been delinquent for 3 months and the next due date is 7/xx/2022. The last payment was received on 6/xx/2022 for $344.15 (PITI) which was applied for the due date of 06/xx/2022. The monthly P&I is i$330.47 with an interest rate of 9.109%. The current UPB is reflected in tape is $xx.	Collections Comments:The current status of the loan is in collection.
According to the payment history as of 11/xx/2022, the borrower has been delinquent for 3 months and the next due date is 7/xx/2022. The last payment was received on 7/xx/2022 for $344.15 (PITI) which was applied for the due date of 06/xx/2022. The monthly P&I is $330.47 with an interest rate of 9.109%. The current UPB is reflected in tape is xx
As per the servicing comment dated 08/xx/2022, the borrower’s income has been impacted due to covid-19.
As per collection comments dated 08/xx/2022, the subject property is owner occupied.
No evidences have been found regarding the current/prior foreclosure proceedings.
As per PACER report borrower has not filed bankruptcy since loan origination. No comments have been found for damage or repairs.
update
The collection comment history is incomplete. The collection comments are available from 02/xx/2023 to 06/xx/2024.We are missing the latest 24 months of collection comments for review. The collection comments are missing from 12/xx/2022 to 01/xx/2023.
As per the collection comment dated 06/xx/2023 borrower was on covid-19 forbearance.
As per servicing comment dated 02/xx/2024 the foreclosure completed on 02/xx/2024 and foreclosure cancelled on 02/xx/2024.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Initial 1003_Application Missing Required State Disclosures Origination Appraisal	Field: Borrower's Income is impacted by Covid-19? Loan Value: Yes Tape Value: No |---| |----| Comment: yes Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, 60-119 Days   Tape Value: Performing   Variance:    Variance %:    Comment: collections, 60-119 days   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Not applicable   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx   Tape Value: xx   Variance: -5752 (Days)   Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not applicable   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not applicable   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: M23444444444444444443210   Tape Value: CCCCCCCCCCNCCCCCCCCCCCCC   Variance:    Variance %:    Comment: 321000000000000000000000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 01234444444444444444432M Tape Value: CCCCCCCCCCCCCNCCCCCCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file."
* Missing Initial 1003_Application (Lvl 2)     "Initial 1003 is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in North Carolina. The following state disclosures are missing in the loan file;
1) Amortization Schedule Disclosure
2) Credit Property Insurance Disclosure
3) Fee Agreement
4) Priority of Security Instrument Disclosure
5) Priority of Security Instrument Disclosure."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
77220770	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$135.00	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$218.23	9.970%	181	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mobile Home	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/xx/2022	$18,242.12	Not Applicable	5.822%	$98.12	06/xx/2022	Financial Hardship	The review of the updated title report dated 12/xx/2022 shows that the subject mortgage was originated on xx
The chain of assignments has been completed. The current mortgage is with xx
No active liens and judgments have been found against the borrower and subject property.
The 2022 county annual taxes are due in the amount of $135.00 on 02/xx/2023.
The 2021 county annual taxes are due in the amount of $135.00 on 02/xx/2023.
No prior year’s delinquent taxes have been found.	According to the payment history as of 11/xx/2022, the borrower is currently delinquent for 10 months and the next due date is 1/xx/2022. The last payment was received on 2/xx/2022 in the amount of $130.83 which was applied for due date of 12/xx/2021. The current P&I is $130.83 and current PITI is $130.83 with an interest rate of 6.996%. The current UPB reflected as per the payment history is $xx.	Collections Comments:The loan is currently in active bankruptcy.

According to the payment history as of 11/xx/2022, the borrower is currently delinquent for 10 months and the next due date is 1/xx/2022. The last payment was received on 2/xx/2022 in the amount of $130.83 which was applied for due date of 12/xx/2021. The current P&I is $130.83 and current PITI is $130.83 with an interest rate of 6.996%. The current UPB reflected as per the payment history is xx

According to the PACER, the borrower "xx" filed for bankruptcy under chapter13 with case#xx. The date of last filing bankruptcy is x and bankruptcy is still active.

No evidences have been found regarding the current/prior foreclosure proceedings.

As per the servicing comment dated 04/xx/2021, the reason for default is financial hardship due to covid-19.

Recent servicing comments do not reflect any damage pertaining to the subject property.

As per servicing comment dated 01/xx/2022, the property occupancy stated as owner occupied.
As per servicing comment dated 04/xx/2021, the borrower’s income was impacted by Covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower "xx" filed bankruptcy under chapter13 with case# xx. As per voluntary petition schedule D (Doc#1) shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx Hence, the unsecured portion is $0.00. The POC (Doc#5-1) was filed by the creditor "xx" on 07/xx/2018 for the secured claim amount xx and the amount of arrearage is xx The approved chapter 13 (Doc #2) plan was filed on 05/xx/2018, and confirmed on 07/xx/2018. The borrower shall pay monthly mortgage payment in the amount of $130.00 per month for 60 months to the trustee under the chapter 13 plan. The date of last filing bankruptcy is xx and bankruptcy is still active.	The unexecuted copy of modification agreement is located at “xx”. The step modification agreement was made between the borrower "xx" with an effective date of 06/xx/2022 shows the new modified unpaid principal balance is xx The borrower agreed to pay the modified monthly P&I of $98.12 with a modified interest rate of 5.822% starting on 06/xx/2022, which will get changed in 3 steps until the new maturity date of 05/xx/2062. The rate will change in 3 steps which end with 6.996%.
Prior modification is available at xx	Credit Application Hazard Insurance Origination Appraisal	Field: Borrower's Income is impacted by Covid-19? Loan Value: Yes Tape Value: No |---| |----| Comment: yes Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy   Tape Value: Collections   Variance:    Variance %:    Comment: Bankruptcy   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 1/xx/2005   Tape Value: xx   Variance: -6162 (Days)   Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: step   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: yes   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000001112323444   Tape Value: CC33666699N9999999999999   Variance:    Variance %:    Comment: M4M44444444MMM4133433444   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444323211100000000000000   Tape Value: 9999999999999N99666333CC   Variance:    Variance %:    Comment: 444334331MMM44444444M4M   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 5/xx/2062 Tape Value: 11/xx/2037 Variance: 8944 (Days) Variance %: Comment: 5/xx/2062 Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Mobile Home (Lvl 4) "Home is not affixed to the land. Appraisal report is missing. However, updated title report dated xx located at “xx” the subject property is a manufactured home. The affidavit of affixation document is not available in the loan file. The ALTA 7 endorsement is not attached with the final title policy. The VIN/serial number is not available in the legal description of the recorded mortgage. Hence, unable to determine whether the home is attached to the permanent foundation."	* Application Missing (Lvl 2) "Final 1003 is missing from loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from loan file."
* Missing proof of hazard insurance (Lvl 2)     "The hazard insurance policy document is missing from the loan document."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
29747684	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$677.63	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$753.24	9.730%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	06/xx/2021	$15,888.18	Not Applicable	8.425%	$564.93	06/xx/2021	Financial Hardship	The review of the updated title report dated 12/xx/2022 shows that the subject mortgage was originated on xx The chain of assignments has been completed. The mortgage assignment is with xx. There is an active senior tax mortgage against subject property in favor of xx There is a hospital lien against the borrower in favor of xx. There is a credit card judgment against the borrower in favor of xx. The 2022 combined annual taxes are due in the amount of $677.63 on 01/xx/2023. No prior year’s delinquent taxes have been found.	As per the payment history as of 11/xx/2022, the borrower is delinquent for 3 months and the next due date is 08/xx/2022. The last payment was received on 06/xx/2022 in the amount of $xx (PITI) which was applied for the due date of 07/xx/2022. The monthly P&I is $564.93 with an interest rate of 8.452%. The current UPB is $xx.	Collections Comments:The current status of the loan is in collection.
As per the payment history as of 11/xx/2022, the borrower is delinquent for 3 months and the next due date is 08/xx/2022. The last payment was received on 06/xx/2022 in the amount of $xx (PITI) which was applied for the due date of 07/xx/2022. The monthly P&I is $564.93 with an interest rate of 8.452%. The current UPB is xx
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
As per the servicing comment dated 10/xx/2022, the reason for default is payment dispute.
The comment dated 6/xx/2022, borrower's income was impacted by covid-19. FB plan is given to the borrower on xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The step modification agreement was made between the borrower and lender on 06/xx/2021. The new modified unpaid principal balance is xx out of which xx is interest bearing amount. The borrower agreed to pay the modified monthly P&I of $564.93 with a modified interest rate of 8.425% starting on 06/xx/2021, which will get changed in 1 step until the new maturity date of 02/xx/2025. The rate will change in 1 step which end with 8.452%. The forgiven amount is xx This modification document is not signed by the lender.	Credit Application Missing Required State Disclosures	Field: Borrower's Income is impacted by Covid-19? Loan Value: Yes Tape Value: No |---| |----| Comment: yes Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, 60-119 Days   Tape Value: Performing   Variance:    Variance %:    Comment: collection   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -85 (Days)   Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx   Tape Value: xx   Variance: -6124 (Days)   Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: not applicable   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: yes   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent   Loan Value: 1   Tape Value: 2   Variance: -1   Variance %: -50.00000%   Comment: 1   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: -xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000004434M34444   Tape Value: 3366633666N6699666666666   Variance:    Variance %:    Comment: 43210000000000000M000M00   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 44443M434400000000000000   Tape Value: 6666666666966N6663366633   Variance:    Variance %:    Comment: 43210000000000000M000M00   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 2/xx/2025   Tape Value: 8/xx/2022   Variance: 915 (Days)   Variance %:    Comment: 2/xx/2025   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: yes Tape Source: Initial Tape Type:	3: Curable	* Fair Market Value of Homestead Property Acknowledgment is missing from the loan file (Lvl 3) "Fair market value of homestead property acknowledgment is missing from the loan file."
* Home Equity Consumer Disclosure is missing from the loan file (Lvl 3)     "Home equity consumer disclosure is missing from the loan file."
* Home Equity Loan Copies of Documents is missing from the loan file (Lvl 3)     "Home equity loan copies of document is missing from the loan file."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl 3)     "Home equity loan interest & Fees Pre-closing disclosure is missing from the loan file."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 3) "Home equity loan notice of address for borrower notification of violation is missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from loan file."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "Loan failed TX Constitution A6 Required Fees Test due to fees charged $xx exceeds fees threshold of $xx over by +$561.85. The borrower to be refunded +$561.85 over charged fee to cure. The following list of fees was included in the test:
Loan Origination Fee $xx
Appraisal Fee $310.00
Credit Report Fee $1.04
Title Examination Fee $215.00
Attorney's Fee $75.00
Recording Fee $23.00

Per statute, the 4 year SOL has expired and the subject finding is downgraded to LVL2."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. The following state disclosures are missing in the loan file;
1. Home Equity Consumer Disclosure
2. Home Equity Loan Interest and Fees Preclosing Disclosure
3. Home Equity Loan Copies of Documents
4. Home Equity Loan Rescission Notice
5. Fair Market Value of Homestead Property Acknowledgment
6. Home Equity Loan Notice of Address for Borrower Notification of Violation"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$3,500.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
82945258	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Yes	Yes	Not Applicable	First		$0.00	$159.00	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$351.49	10.040%	144		xx	xx		Conventional	Fixed		Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	Manufactured Housing	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable			Unavailable	First	Final policy	Not Applicable	Not Applicable	05/xx/2013	$23,049.71	Not Applicable	6.270%	$228.16	07/xx/2008	Financial Hardship
The review of the updated title report dated 12/xx/2022, shows that the subject mortgage was originated on xx
The chain of assignment has been completed. The current assignment is with xx. Which was recorded on 07/xx/2022.

There are 04 active junior civil judgments available against the subject borrower in the total amount of xx in favor of different plaintiffs recorded on different dates.
There is active junior civil judgment available in the updated title report against subject borrower in the total amount xx
The 2022 annual county taxes have been due in the amount of $159.00 on 02/xx/2023.
Annual county taxes for year 2021 have been paid in the amount of $159.00 on 12/xx/2021.
Annual city taxes for year 2022 have been paid in the amount of $123.82 on 10/xx/2022.
According to the payment history as of 11/xx/2022, the borrower is currently 05 months delinquent with the loan. The next due date for payment is 06/xx/2022, last payment was received on 08/xx/2022 in the amount of $324.89. The P&I is $265.02 and PITI is $324.89. As per the payment history the unpaid principal balance is in the amount of $xx.	Collections Comments:The loan is in collections.
According to the payment history as of 11/xx/2022, the borrower is currently 05 months delinquent with the loan. The next due date for payment is 06/xx/2022, last payment was received on 08/xx/2022 in the amount of $324.89. The P&I is $265.02 and PITI is $324.89. As per the payment history the unpaid principal balance is in the amount of $xx.
As per the collection comment dated 08/xx/2022, borrower's income has been impacted due to covid-19. Forbearance plans ran and were extended several times.
Comment dated 10/xx/2021 shows borrower property was affected due to natural disaster. No further details found.
No information found regarding the damage and repairs in the latest 24 months of the servicing comments.

Update:
As per servicing comment dated 04/xx/2023, mod docs approved and requested they be sent out.
The collection comment history is incomplete. The collection comments are available from 02/xx/2023 to 07/xx/2024. We are missing the latest 24 months of collection comments for review. The collection comments are missing from 08/xx/2022 to 01/xx/2023.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on 05/xx/2013 with the 02 step amortization with the new principal balance of xx The borrower agreed to pay the initial step P&I of $228.16 with the new initial step interest rate of 6.27% beginning from 05/xx/2013 and the new maturity date is 04/xx/2025.	Affiliated Business Disclosure	Field: Borrower's Income is impacted by Covid-19? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, >= 120 Days   Tape Value: Collections   Variance:    Variance %:    Comment: Loan is delinquent more than 120 days.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $1060.05   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -3167 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment: MOD Amortization term is Step   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent   Loan Value: 3   Tape Value: 4   Variance: -1   Variance %: -25.00000%   Comment: The loan is delinnquent more than 90 days.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000100000MMMMMMM00   Tape Value: CCCCCCCCCCCNCCCCCCCCCCCC   Variance:    Variance %:    Comment: PH string is 123443332MMMM400000M1210.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 00MMMMMMM000001000000000   Tape Value: CCCCCCCCCCCCNCCCCCCCCCCC   Variance:    Variance %:    Comment: Per review PH string is 0121M000004MMMM333344321.   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Property is Manufactured Housing (Lvl 2) "The home is manufactured. As per appraisal report and BPO report located at “xx”, stating that the subject property is a manufactured home. The ALTA 7 Endorsement is not attached with the Final Title Policy. The legal description attached with the subject mortgage show VIN/Serial Number - xx which is permanently attached to the property."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
38311805	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$711.10	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$249.14	11.250%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	02/xx/2017	$14,040.49	Not Applicable	11.250%	$186.58	01/xx/2017	Financial Hardship	According to the updated title report dated 12/xx/2022 the subject mortgage was originated on xx

The chain of assignments has been completed. The mortgage is currently assigned to "xx", which was recorded on xx

There are two judgment on real estate open against the borrower in the total amount of xx. There are two other judgments (notice of Real estate lien & recoupment lien) on real estate open against the borrower in the total amount of xx The aforementioned unpaid liens may cause the subject property to go into foreclosure This can be cured if above unpaid lien will paid in full with unpaid interest and late fees.

There is a state tax lien against borrower which was recorded on 7/xx/2016 in the amount of $0.00

Annual  combined property taxes for the year 2022 were paid on 11/xx/2022 in the amount of $711.10 without any prior delinquency.
According to the payment history as of 11/xx/2022 the borrower is delinquent with the loan for 1 months and the next due date for the regular payment is 10/xx/2022. The last payment was received on 10/xx/2022 in the amount of $247.61 (PITI) which was applied for the due date of 9/xx/2022. The monthly P&I is $186.58 with an interest rate of 11.250%. The current UPB reflected as per the payment history is $xx.	Collections Comments:The loan is currently performing.

According to the payment history as of 11/xx/2022 the borrower is delinquent with the loan for 1 months and the next due date for the regular payment is 10/xx/2022. The last payment was received on 10/xx/2022 in the amount of $247.61 (PITI) which was applied for the due date of 9/xx/2022. The monthly P&I is $186.58 with an interest rate of 11.250%. The current UPB reflected as per the payment history is $xx.

The reason for default is unable to be determined.

No information has been found regarding the forbearance plan.

The loan has been modified since origination. No evidence has been found regarding litigation and contested matter.
No information has been found related damage or repairs.

As per servicing comment the subject property is owner occupied and in good condition.

As per the PACER report, the borrower has not filed for bankruptcy since loan origination.

The post-closing details regarding foreclosure have not been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	According to the modification, the loan was modified on 2/xx/2017 between the borrower and the servicer. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 11.250%, and the borrower agreed to pay P&I of $186.58 beginning from 1/xx/2017. The maturity date as per modification is 12/xx/2027.	Credit Application Initial 1003_Application	Field: Interest Paid Through Date Loan Value: xx Tape Value: xx |---| -6346 (Days) |----| Comment: As per the tape data interest paid through date is xx However latest interest paid through date is xx Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: As per the tape data REO is No. However latest REO is Not applicable..   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent   Loan Value: 1   Tape Value: 2   Variance: -1   Variance %: -50.00000%   Comment: As per the tape data Mos Currently Delinquent is 2. however latest Mos Currently Delinquent is 1.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: As per the tape data original standard LTV(CLTV) is xx However latest original standard LTV(CLTV) is xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000000000000000221M121   Tape Value: CCCCCCCCCCCNCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 121M12200000000000000000   Tape Value: CCCCCCCCCCCCNCCCCCCCCCCC   Variance:    Variance %:    Comment: As per the tape data payment history string is CCCCCCCCCCCNCCCCCCCCCCCC. However updated payment history is 0000000000000000000012123.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: As per the tape data property address is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan document."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the grace period test due to the loan has a grace period that does not conform to the requirements for the lender's license type in the state where the property is located."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan failed the prepayment penalty term test due to the loan charges a prepayment penalty with a term exceeds 3 years, which is for 60 months"
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Property is Manufactured Housing (Lvl 2)     "Home is affixed. As per appraisal report located at “xx” the subject property is a manufactured home. The ALTA 7 Endorsement is not attached with the Final Title Policy. The legal description attached with the subject mortgage shows VIN/Serial Number xx. The affidavit of affixation is not available."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "The right of rescission is not hand-dated by the borrower."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
54884324	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$4,737.83	$9,475.64	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$2,349.61	5.875%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	32.843%	First	Final policy	Not Applicable	Not Applicable	06/xx/2020	$463,759.29	Not Applicable	3.000%	$1,761.35	06/xx/2020	Financial Hardship	The review of the updated title report dated 12/xx/2022 shows that the subject mortgage was originated on xx

The chain of assignment has been completed as the subject mortgage is with the lender xx.

There are two credit card judgments available against the borrower in the total amount of xx which recorded on different dates.

There is active credit card judgment available against the borrower in the amount of xx and it was recorded on xx.

The 1st installment of county taxes for 2022/2023 is delinquent (past due under 30 days) in the amount of $xx which was due on 12/xx/2022.

The 2nd installment of county taxes has been due in the amount of $xx for the year 2022/2023.

According to payment history as of 11/xx/2020, the borrower is currently delinquent for 28 months and the next due date for payment is 7/xx/2020. The last payment was received on 8/xx/2020 in the amount of $xx which was applied for due date 6/xx/2020. The current P&I is in the amount of $xx and current PITI is in the amount of $xx with an interest rate of 3.00%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The loan is in collection, but seller tape shows the performing status as REO. Further details not provided.

According to payment history as of 11/xx/2020, the borrower is currently delinquent for 28 months and the next due date for payment is 7/xx/2020. The last payment was received on 8/xx/2020 in the amount of $xx which was applied for due date 6/xx/2020. The current P&I is in the amount of $xx and current PITI is in the amount of $xx with an interest rate of 3.00%. The current UPB reflected as per the payment history is in the amount of $xx.
As per comment dated 3/xx/2022 borrower is unemployed due to covid and asking extension for forbearance.
As per comment dated 3/xx/2022 homeowner's property affected by natural disaster. Further details not provided.
As per comment dated 7/xx/2022 RFD of the borrower is curtailment of income and property is occupied by owner.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor filed bankruptcy under chapter-7 on xx with the case# xx. The schedule-D in voluntary petition shows that the claim in the amount of xx and the value of collateral is xx Hence, the unsecured amount is xx Later, the debtor was discharged on 7/xx/2012 and case was terminated on 7/xx/2012.	The loan was modified on 6/xx/2020 with new principal balance of xx The borrower promises to pay the new modified P&I of $xx with the new fixed interest rate of 3.00% beginning from 6/xx/2020 to the new maturity date of 3/xx/2056. There are 3 modification rate steps.	HUD-1 Closing Statement	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Foreclosure Status   Loan Value: Not Applicable   Tape Value: Complaint Filed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -85 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx   Tape Value: xx   Variance: -5114 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: xx   Tape Value: xx   Variance: -1826 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: xx   Tape Value: xx   Variance: -365 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent   Loan Value: 26   Tape Value: 27   Variance: -1   Variance %: -3.70370%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000044444444444444444   Tape Value: CCCCCCCCC36N99FFFFFCCC33   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444444440000000   Tape Value: 33CCCFFFF999N63CCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Sales Price (HUD-1 Line 101)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 is missing from the loan files. However, the loan closing disclosure is available in the loan file at “xx”. The points and fees are considered from loan closing disclosure."			Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
24969275	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$16,144.43	06/xx/2024	05 29516	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,227.87	7.573%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	10/xx/2021	$227,385.55	Not Applicable	3.790%	$920.85	12/xx/2021	Financial Hardship	According to the updated title report dated 12/xx/2022, the subject mortgage was originated on xx
The chain of assignment has been completed. Currently, the assignment is with xx.

No active judgments or liens have been found.

1st and 2nd combined taxes of 2022 have been paid in the total amount of $xx.

No prior year delinquent taxes have been found.
According to payment history as of 11/xx/2022, the borrower is currently delinquent for 29 months and the next due date is 6/xx/2020. The last payment was received on 8/xx/2022 in the amount of $xx which was applied for due date 5/xx/2020. The current P&I is $xx and current PITI is $xx with an interest rate of 7.573%. The current UPB reflected as per the payment history is $xx.	Collections Comments:According to servicing comments, the loan is in collection but seller tape shows the performing status as REO.

According to payment history as of 11/xx/2022, the borrower is currently delinquent for 29 months and the next due date is 6/xx/2020. The last payment was received on 8/xx/2022 in the amount of $xx which was applied for due date 5/xx/2020. The current P&I is $xx and current PITI is $xx with an interest rate of 7.573%. The current UPB reflected as per the payment history is $xx.

As per latest BPO report dated 07/xx/2022 (located at “xx”) the subject property is average condition.

As per comment dated 06/xx/2022, the borrower's income is impacted by covid-19. Borrower is interested in MOD and pursuing trial payment plan which began on xx

As per comment dated 12/xx/2021, the subject property is owner occupied.

As per comment dated 04/xx/2021, the subject property was affected by natural disaster.

The foreclosure was initiated in the loan in 2005. As per the lis pendens (xx) the complaint was filed on xx with case# xx. As per consent to discontinue and cancel lis pendens (located at “xx”), the lis pendens was canceled on xx and recorded on xx

No post-close bankruptcy record has been found.
Foreclosure Comments:The foreclosure was initiated in the loan in 2005. As per the lis pendens (xx) the complaint was filed on 12/xx/2005 with case# xx. As per consent to discontinue and cancel lis pendens (located at “xx”), the lis pendens was canceled on 07/xx/2006 and recorded on 09/xx/2006.Further details not provided.
Bankruptcy Comments:Not Applicable	This modification agreement signed between the borrower “xx” with an effective date of 10/xx/2021, shows that the new modified unpaid principal balance is xx The borrower agreed to pay the modified monthly P&I of $920.85 with a modified interest rate of 3.790% starting on 12/xx/2021 and continuing until the new maturity date of 11/xx/2061. There are 3 steps of modification.	Credit Application Missing Required State Disclosures	Field: Borrower's Income is impacted by Covid-19? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Foreclosure Status   Loan Value: Service Completed   Tape Value: Complaint Filed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx   Tape Value: xx   Variance: -6327 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 1211011110011021MMMMMM44   Tape Value: CCCCCCCCCC3NCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 44MMMMMM1201100111101121   Tape Value: CCCCCCCCCCCCN3CCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 11/xx/2061 Tape Value: 1/xx/2033 Variance: 10530 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE risk indicator is moderate as this loan failed for TILA Finance Charge Test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Late Fees Test: FAIL
The loan data is 5.000% and comparison data is 2.000%; hence, the variance is +3.000%.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.

Prepayment Term Test: FAIL
The loan data is 36Months and comparison data is 12Months; hence, the variance is 24Months
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL
Loan Data $xx Comparison Data $xx Variance -$xx
This loan failed the TILA finance charge test.( 12 CFR §1026.38(o)(2) )
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100.

TILA Foreclosure Rescission Finance Charge Test: FAIL
Loan Data $xx Comparison Data $xx Variance -$xx
This loan failed the TILA foreclosure rescission finance charge test. xx
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $35.

TILA APR Test: FAIL
Loan Data 7.900% Comparison Data 8.165% Variance -0.265%
This loan failed the TILA APR test. xx
The annual percentage rate (APR) is 8.165%. The disclosed APR of 7.900% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New York. The following state disclosures are missing in the loan file;
1. NY Consumer Credit Disclosure / Fair Credit Reporting Notice
2. NY Interest Rate Disclosure
3. NY Hazard Insurance  Disclosure
4. Tax Escrow Account Designation
5. Mortgage Bankers and Exempt Organizations Preapplication
6. Co-Signer Notice Requirements
7. Default Warning Notice
8. Commitment Disclosure
9. Lock-in Disclosure
10. Expiration of Lock-in or Commitment Period"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "The right of rescission document is not hand dated by the borrowers."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
65416534	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,661.62	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$620.76	8.075%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	49.096%	First	Commitment	Not Applicable	Not Applicable	03/xx/2022	$37,455.93	Not Applicable	3.125%	$136.80	03/xx/2022	Financial Hardship	The review of the updated title report dated 12/xx/2022 shows that the subject mortgage was originated on xx The chain of assignment is completed as the subject mortgage is currently assigned to the lender xx. No active liens and judgments have been found against the borrower and subject property. The 1st installment of county taxes for the year 2022 has been paid in the amount of xx. The 2nd installment of county taxes for the year 2022 has been due in the amount of $574.89. No prior year’s delinquent taxes have been found.	According to the payment history as of 11/xx/2022 the borrower is delinquent for 7 months with the loan and the next due date is 4/xx/2022. The last payment was received on 6/xx/2022 in the amount of $397.83 (PITI) which was applied for the due date of 03/xx/2022. The monthly P&I is in the amount of $136.80 with an interest rate of 3.125%. The current UPB is reflected in tape for the amount of $xx.	Collections Comments:The current status of the loan is collections. According to the payment history as of 11/xx/2022 the borrower is delinquent for 7 months with the loan and the next due date is 4/xx/2022. The last payment was received on 6/xx/2022 in the amount of $397.83 (PITI) which was applied for the due date of 03/xx/2022. The monthly P&I is in the amount of $136.80 with an interest rate of 3.125%. The current UPB is reflected in tape for the amount of $xx. As per PACER report borrower has not filed bankruptcy since loan origination. As per the servicing comment dated 03/xx/2021, the reason for default is curtailment of income. As per comment dated 04/xx/2021, the information has been found regarding the forbearance plan extension. As per latest property inspection report dated 07/xx/2022 located at “xx” the subject property is owner occupied. As per servicing comment dated 05/xx/2021, borrower's workplace is affected by natural disaster. As per servicing comment dated 05/xx/2021, borrower's income impacted by covid-19. Update: As per the comment dated xx the loan was modified.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on 03/xx/2022 with new principal balance of xx The borrower promises to pay the new P&I in the amount of $136.80 with the new fixed interest rate of 3.125% beginning from 03/xx/2022 to the maturity date of 02/xx/2062.	Affiliated Business Disclosure Missing Required State Disclosures Mortgage Insurance for LTV>80% Notice of Servicing Transfer	Field: Borrower's Income is impacted by Covid-19? Loan Value: Yes Tape Value: No |---| |----| Comment: Yes Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: 14 (Days)   Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx   Tape Value: xx   Variance: -5538 (Days)   Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent   Loan Value: 5   Tape Value: 6   Variance: -1   Variance %: -xx   Comment: 5   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000011110001000111MMMMMM   Tape Value: CCC3C33333CNCC3699FFFFFF   Variance:    Variance %:    Comment: 4M4MM4443333M33MMMM33MM3   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMMM111000100011110000   Tape Value: FFFFFF996CCCNC33333C3CCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Yes Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Compliance Ease Risk Indicator is Moderate due to: TILA Foreclosure Rescission Finance Charge Test Failed"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test. The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $35."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in MI. The following state disclosures are missing in the loan file; 1. Choice of Insurance Agent"
* Mortgage Insurance Certificate missing (Lvl 2)     "The loan is conventional and LTV exceeds 79.250%. Hence, the MI certificate is required, which is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan documents."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
85278605	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$3,229.92	$6,459.84	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,752.69	7.150%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	48.282%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 12/xx/2022 shows that the subject mortgage was originated on xx
The chain of assignments is not complete. The current mortgage is with “xx”. However, it should be with “xx”.
There is an IRS lien against the borrower in favor of “xx” in the amount of xx.
There are 3 state tax liens found against the borrower in the total amount of xx which were recorded on 01/xx/2010 & 10/xx/2019 & 01/xx/2022.
There are 3 water/sewer/utilities liens found against the subject property in the total amount of xx.
1st installment of county taxes for the year 2022-23 have been delinquent in the total amount of $xx which was due on 12/xx/2022 and the good through till 12/xx/2022.
The 2nd installment of county taxes for the year of 2022-23 is due in the total amount of $xx on 04/xx/2023.	According to the payment history as of 11/xx/2022, the borrower has been delinquent with the loan for 9 months and the last payment was received on 3/xx/2022 which was applied for 1/xx/2022 and the next due date is 2/xx/2022. The P&I is $xx and PITI is $xx. The UPB is $xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is collection. According to the payment history as of 11/xx/2022, the borrower has been delinquent with the loan for 9 months and the last payment was received on 3/xx/2022 which was applied for 1/xx/2022 and the next due date is 2/xx/2022. The P&I is $xx and PITI is $xx. The UPB is xx
The reason for default is unable to be determined.
No comments have been found regarding bankruptcy in the latest servicing comments.
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner. Recent servicing comments do not have details regarding the damage.

Update:As per servicing comments dated 12/xx/2023, the foreclosure sale was scheduled for 01/xx/2024.
The collection comment history is incomplete. The collection comments are available from 02/xx/2023 to 07/xx/2024. We are missing the latest 24 months of collection comments for review. The collection comments are missing from 08/xx/2022 to 01/xx/2023.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Good Faith Estimate Missing Required State Disclosures	Field: Deferred Balance Amount Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Not Applicable Tape Source: Initial Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx   Tape Value: xx   Variance: -6393 (Days)   Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent   Loan Value: 7   Tape Value: 8   Variance: -1   Variance %: -12.50000%   Comment: 7   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 010000104444444444444444   Tape Value: CCCCCCCCCCCNCCCCCCCCCCCC   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444444401000010   Tape Value: CCCCCCCCCCCCNCCCCCCCCCCC   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx  Variance:    Variance %:    Comment: xx   Tape Type:
Field: Stated Maturity Date Loan Value: 7/xx/2034 Tape Value: 12/xx/2034 Variance: -153 (Days) Variance %: Comment: 7/xx/2034 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Good Faith Estimate missing or unexecuted (Lvl 2) "The final good faith estimate is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in CA. The following state disclosures are missing from the loan file;
1. Impound Account Disclosure
2. Cosigner Notice
3. Private Mortgage Insurance Disclosure
4. Hazard Insurance Disclosure
5. Insurer Recommendation Disclosure
6. Anti-Tying Disclosure
7. Privacy Notice
8. Notice of Right to Copy of Appraisal
9. Application for Credit-Married Persons
10. Fair Debt Collection Notice
11. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
46648889	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	Other	$0.00	$2,880.79	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$265.84	9.600%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 12/xx/2022 shows that the subject mortgage was originated on xx
The chain of assignments is complete. The current assignee is xx.
There is an active prior mortgage originated on 02/xx/1984 against the subject property in favor of xx
There are 3 civil judgments and 2 credit card judgments against the borrower in the total amount of xx filed by different plaintiffs & recorded on different dates.
There are multiple state tax liens against the borrower filed by xx.
Remaining 3 state tax liens were in the total amount of $xx in favor of same plaintiff xx. However, the defendant name & address is inconsistent.
There are 6 real estate tax liens found against in favor of City of xx & recorded on different dates.
There is a water/sewer/utilities lien found in favor of “xx” in the amount of $xx which was recorded on 05/xx/2010.
There are 6 prior civil judgments against the borrower in the total amount of xx filed by different plaintiffs which were recorded on different dates.
The 2022 county annual taxes have been paid in the amount of $xx on 03/xx/2022.
The 2023 county annual taxes are due in the amount of $xx on 03/xx/2023.
No prior year’s delinquent taxes have been found.
As per the payment history as of 11/xx/2022, the borrower is delinquent for 21 months and the next due date is 02/xx/2021. The last payment was received on 01/xx/2021 in the amount of $411.41 (PITI) which was applied for the due date of 01/xx/2021. The monthly P&I is $265.84 with an interest rate of 9.600%. The current UPB is $xx. As per tape deferred balance is $158.87.	Collections Comments:The loan is in collection.
As per the payment history as of 11/xx/2022, the borrower is delinquent for 21 months and the next due date is 02/xx/2021. The last payment was received on 01/xx/2021 in the amount of $411.41 (PITI) which was applied for the due date of 01/xx/2021. The monthly P&I is $265.84 with an interest rate of 9.600%. The current UPB is $xx.
As per comment dated 9/xx/2021, the homeowner's property affected due to natural disaster.
The comment dated 6/xx/2022, borrower's income was impacted by covid-19. Forbearance plan was extended several times. Last FB plan was given to the borrower on 6/xx/2022.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
As per the servicing comment dated 02/xx/2021, the reason for default is curtailment of income.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Origination Appraisal	Field: Current Legal Status Loan Value: Collections, >= 120 Days Tape Value: Collections |---| |----| Comment: Collection, >=120 Days Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $158.87   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: xx   Tape Value: xx   Variance: -56 (Days)   Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx   Tape Value: xx   Variance: -6302 (Days)   Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000001MMMMMMMMMMMMMMM   Tape Value: CCCCCCCCCCCNCCCCCCCCCCCC   Variance:    Variance %:    Comment: MMMMM4444444444444444400   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMMMMMMMMMMMM100000000   Tape Value: CCCCCCCCCCCCNCCCCCCCCCCC   Variance:    Variance %:    Comment: 0044444444444444444 MMMMM   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Cash Out - Other   Tape Value: Change in Rate/Term   Variance:    Variance %:    Comment: Cash Out - Other   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Cash Out Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE risk indicator is moderate as this loan failed for Interest Rate Test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Interest Rate Test: FAIL
Loan Data 9.600% Comparison Data 7.750% Variance +1.850%
This loan failed the interest rate test.
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Foreclosure Rescission Finance Charge Test: FAIL
Loan Data $xx Comparison Data $xx Variance -$61.88
This loan failed the TILA foreclosure rescission finance charge test.xx
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $35."
* Missing Appraisal (Lvl 2)     "Appraisal document is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated Business Disclosure is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$9,200.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
51141779	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	$1,743.36	05/xx/2024	17H1 401878	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,277.38	7.000%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	12/xx/2021	$44,506.95	Not Applicable	2.875%	$156.14	12/xx/2021	Financial Hardship	According to the updated title report dated 12/xx/2022, the subject mortgage was originated on xx

The chain of assignment has been completed. Currently, the assignment is with xx.

There are 2 civil judgments against the borrower in favor of xx

There is one state tax lien against the borrower in favor of xx.
There is one state tax lien active in favor of xx. However, middle name of defendant is inconsistent with the subject borrower.

There is one recapture loan agreement against the subject property in favor of  xx

1st county taxes of 2022 have been paid in the amount of $xx on 03/xx/2022.

2nd county taxes of 2022 are due in the amount of $501.03.

No prior year delinquent taxes have been found.
According to payment history as of 11/xx/2022, the borrower is currently delinquent for 16 months and the next due date for payment is 7/xx/2021. The last payment was received on 10/xx/2022 in the amount of $764.57 which was applied for due date 6/xx/2021. The current P&I is $297.07 and current PITI is $764.57 with an interest rate of 6.500%. The current UPB reflected as per the payment history is $xx.
Collections Comments:According to servicing comments, the loan is in collection.

According to payment history as of 11/xx/2022, the borrower is currently delinquent for 16 months and the next due date for payment is 7/xx/2021. The last payment was received on 10/xx/2022 in the amount of $764.57 which was applied for due date 6/xx/2021. The current P&I is $297.07 and current PITI is $764.57 with an interest rate of 6.500%. The current UPB reflected as per the payment history is $xx.

The foreclosure was initiated in the loan in 2014. As per the lis pendens document (located at “xx”, the complaint was filed on xx with case# xx. Again, it was reinitiated in 2017 and the complaint was filed on xx with case# xx.

As per comment dated 10/xx/2022, the borrower's income is impacted by covid-19. The servicer provided FB plans which ran and were extended several times from 06/xx/2021 to 05/xx/2022.

As per comment dated 10/xx/2021, the subject property has been affected by natural disaster.

As per comment dated 09/xx/2022, the subject property is owner occupied.

No post-close bankruptcy record has been found.

Update:
No any additional information found in recent collection comments.
The collection comments are available from 2/xx/2023 to 7/xx/2024. The collection comments are missing from 8/xx/2022 to 1/xx/2023.

Foreclosure Comments:The foreclosure was initiated in the loan in 2014. As per the lis pendens document (located at “xx”, the complaint was filed on xx. Again, it was reinitiated in 2017 and the complaint was filed on xx. No further details have been found.
Bankruptcy Comments:Not Applicable	The modification agreement was made between servicer and borrower on 12/xx/2021. As per the modified term, the new principal balance is xx The borrower promises to pay $156.14 monthly with a modified interest rate of 2.875% beginning from 12/xx/2021 with a maturity date of 11/xx/2061. The modification does not have a balloon provision. The loan has been modified thrice since origination.	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
Good Faith Estimate
HUD-1 Closing Statement
Initial 1003_Application
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: Borrower Last Name Loan Value: xxr. Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Collections, >= 120 Days   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: 2752 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx   Tape Value: xx   Variance: -4869 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent   Loan Value: 15   Tape Value: 16   Variance: -1   Variance %: -6.25000%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 1000100001000001MMMMMMMM   Tape Value: CCCCCCCCCC3N333333333366   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMMMMMM1000001000010001   Tape Value: 663333333333N3CCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 11/xx/2061   Tape Value: 7/xx/2044   Variance: 6332 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The Final HUD-1 along with estimated HUD-1 and Itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file."
* Missing Initial 1003_Application (Lvl 2)     "Initial 1003 is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated Business Disclosure is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
13887293	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,085.27	06/xx/2024	14-CI-401462	No	Unavailable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$562.06	8.665%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	4 Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	03/xx/2022	$19,735.80	Not Applicable	3.125%	$72.08	03/xx/2022	Financial Hardship	Review of the updated title report dated 12/xx/2022, the subject mortgage was originated on xx The chain of assignment is complete. The loan is currently assigned with xx. There are nine code enforcement liens open against the subject property in the favor of xx in the combined amount of xx which were recorded on different dates. The annual county taxes for the year of 2022 have been paid in the amount of $xx. No prior year’s delinquent taxes have been found.	According to payment history as of 11/xx/2022, the borrower is currently 10 months delinquent. The last payment was received on 11/xx/2022 and next due date is 1/xx/2022 in the amount of $147.66. The current P&I is $147.66 and PITI is $147.66. The stated current rate is 8.000%. The UPB is $xx.	Collections Comments:The loan is in active bankruptcy.
According to payment history as of 11/xx/2022, the borrower is currently 10 months delinquent. The last payment was received on 11/xx/2022 and next due date is 1/xx/2022 in the amount of $147.66. The current P&I is $147.66 and PITI is $147.66. The stated current rate is 8.000%. The UPB is $xx.
According to the PACER, the borrower xx filed the bankruptcy under chapter 13 with case# xx. The plan was confirmed on xx
As per document located at (Ln# xx), the foreclosure was initiated and complaint was filed on 08/xx/2014 under the case# xx. As per release of lis-pendens dated xx the complaint filed under case# xx has been released.
As per comment dated 06/xx/2022, subject property is occupied by owner.
As per servicing comment dated 6/xx/2022, the borrower's income was impacted by Covid-19. Further details not provided.
No evidence has been found regarding the foreclosure proceedings on the subject property in the available servicing comments.

Update:
No any additional information found in recent collection comments.
The collection comments are available from 08/xx/2022 to 11/xx/2022, 02/xx/2023 to 07/xx/2024. The collection comments are missing from 12/xx/2022 to 01/xx/2023.

Foreclosure Comments:As per document located at (xx), the foreclosure was initiated and complaint was filed on 08/xx/2014 under the case# xx. As per release of lis-pendens dated xx the complaint filed under case# xx has been released.

Bankruptcy Comments:According to the PACER, the borrower xx filed the bankruptcy under chapter 13 with case# xx. The plan was confirmed on 05/xx/2021. The POC was filed on 6/xx/2021, the amount of claim is xx and amount of arrearage is xx The schedule D of voluntary petition shows the amount of claim without deducting the value of collateral is $17,536 and the value of property is $xxhe date of last filing bankruptcy is xx and bankruptcy is still active.	The loan was modified on 3/xx/2022. The new modified principal balance is xx and the borrower has promised to pay monthly payment of $72.08 with the rate of interest of 3.125%. The payment began on 3/xx/2022 and is to be ended on the stated maturity date of 2/xx/2062.	Affiliated Business Disclosure Credit Application Loan Program Info Disclosure	Field: Borrower's Income is impacted by Covid-19? Loan Value: Yes Tape Value: No |---| |----| Comment: No discrepancies. Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: 3834 (Days)   Variance %:    Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx   Tape Value: xx   Variance: -5752 (Days)   Variance %:    Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent   Loan Value: 12   Tape Value: 13   Variance: -1   Variance %: -7.69230%   Comment: No discrepancies.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000MMMM44321   Tape Value: CCC33C33366NCC3366696336   Variance:    Variance %:    Comment: The pay history string is 4444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 12344MMMM000000000000000   Tape Value: 633696663CCCN66333CC3CCC   Variance:    Variance %:    Comment: The pay history string is 4444444444444444444444444.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx  Tape Value: xx  Variance:    Variance %:    Comment: No discrepancies.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: 2/xx/2062 Tape Value: 3/xx/2037 Variance: 9103 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Lost Note Affidavit (Lvl 3) "The lost note affidavit was found (xx), which states that the original note was lost. However, copy of note is available in the same file."	* Application Missing (Lvl 2) "Final application is missing from the loan file." * Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from the loan file." * Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliate business disclosure is missing from the loan file."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$24,750.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
88038479	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	Second	$0.00	$1,770.24	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,599.30	11.610%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	02/xx/2022	$161,176.98	Not Applicable	4.995%	$839.02	02/xx/2022	Financial Hardship	Review of updated title report dated 12/xx/2022 shows subject mortgage was originated on xx

The chain of assignment has been completed. The loan is currently assigned with xx.

There is a senior mortgage originated on xx

There is a junior mortgage originated on xx

There is an abstract of judgment open against the borrower in the amount of xx

Semi-annual county taxes of 2022 have been paid off in the total amount of $xx on 6/xx/2022 and 12/xx/2022 respectively.

As per updated title report, no prior year taxes are delinquent.

The review of updated payment history as of 11/xx/2022, the subject loan is currently in delinquency for 11 months and the next due date of payment is 12/xx/2021 The last payment was received in the amount of $1003.77 which applied for 11/xx/2021. The current P&I is $839.05 with an interest rate of 4.999%. The UPB as of the date mentioned in the updated payment history is in the amount of $xx.	Collections Comments:The loan is in bankruptcy. The debtors "xx" filed for bankruptcy under chapter-13 with the case# xx and bankruptcy is still active.

The review of updated payment history as of 11/xx/2022, the subject loan is currently in delinquency for 5 months and the next due date of payment is 5/xx/2022. The last payment was received in the amount of $1003.77 which applied for 4/xx/2022. The current P&I is $839.05 with an interest rate of 4.999%. The UPB as of the date mentioned in the updated payment history is in the amount of $xx.

No foreclosure activity has been found.
Details regarding the bankruptcy are not available.
As per the comment dated 10/xx/2021 the borrower's income was impacted by covid-19. Further details not provided.

The property is owner occupied and is in average condition. Information regarding the damage and repair is not available in the latest servicing comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the debtor "xx". The date of last filing bankruptcy is xx The plan was confirmed on 8/xx/019. The POC was filed on 7/xx/2019, the POC amount is xx and the arrearage amount is xx As per chapter 13 plan, the debtor has committed to pay the trustee the sum of the $839.00 per month for a period of 13 months and the arrearage in the amount of $xx has committed to pay as per pro-rata basis. As per schedule D under voluntary petition the amount of claim without deducting the value of collateral is xx and the value of collateral supporting the claim is xx Therefore, the unsecured claim is in the amount of $xx. The motion for relief from stay was filed on 10/xx/2022 and it has been granted on 12/xx/2022.	The loan was modified with an effective date of 2/xx/2022 and a new principal balance is xx to a step modification and the rate started from 5.995% and borrower agreed to pay P&I the amount of $930.49 beginning on 2/xx/2022 with a new maturity date of 4/xx/2054. The rate changes in 5 steps ending at 9.995%.	Credit Application Initial 1003_Application Initial Escrow Acct Disclosure Missing or error on the Rate Lock	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE risk indicator is moderate as the loan is failing for TILA Foreclosure Rescission Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Foreclosure Rescission Finance Charge Test: FAIL
Loan Data $xx Comparison Data $xx Variance -$44.72
This loan failed the TILA foreclosure rescission finance charge test. xx
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $35."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement is missing from loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
68058839	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	Second	$0.00	$24.72	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$224.76	9.330%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	24.883%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 12/xx/2022 shows that the subject mortgage was originated on xx
The chain of the assignment is not complete. The current assignment is with xx. However, it should be with xx.
There is an active prior mortgage against the subject property in favor of xx
No active judgments or liens have been found.
Taxes of 2022 have been paid in the amount $24.72.	According to the payment history as of 11/xx/2022, the borrower has been delinquent with the loan for 7 months and the last payment was received on 3/xx/2022 which was applied for 3/xx/2022 and the next due date is 4/xx/2022. The P&I is $215.87 and PITI is $224.04. The UPB is $xx. The borrower made last payment as per agreed rate reduction rider located at “xx”.	Collections Comments:As per the review of the servicing comments, the current status of the loan is collection. According to the payment history as of 11/xx/2022, the borrower has been delinquent with the loan for 7 months and the last payment was received on 3/xx/2022 which was applied for 3/xx/2022 and the next due date is 4/xx/2022. The P&I is $215.87 and PITI is $224.04. The UPB is $xx.
As per the comment dated 7/xx/2022, the borrower’s income is impacted due to Covid-19.
No comments have been found regarding bankruptcy in the latest servicing comments.
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner. Recent servicing comments do not have details regarding the damage.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Required State Disclosures	Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: xx Tape Source: Initial Tape Type:
Field: Forbearance Plan Start Date   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx   Tape Value: xx   Variance: -5331 (Days)   Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicalbe   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: M00000000004123444444444   Tape Value: CCCCCCCCCCCNCCCCCCCCCCCC   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 44444444432140000000000M   Tape Value: CCCCCCCCCCCCNCCCCCCCCCCC   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 8/xx/2027 Tape Value: 8/xx/2027 Variance: -5 (Days) Variance %: Comment: Updated as per review. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Compliance Ease Risk Indicator is Moderate due to:
TILA Finance Charge Test Failed
TILA Foreclosure Rescission Finance Charge Test Failed"
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.
Loan Data: $xx, Comparison Data: $xx, Variance -$112.29.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100.

This loan failed the TILA foreclosure rescission finance charge test.
Loan Data: $xx, Comparison Data: $xx, Variance -$112.29.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $35."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in” Georgia” The following state disclosures are missing from the loan file;
1 Waiver of Borrowers Rights and Closing Attorney Affidavit (not required by law but provided as a matter of custom).
2 Disclosure of Additional Fees."
* Property is Manufactured Housing (Lvl 2)     "The home is affixed to the land.
																																																																																								An appraisal report at the time of origination located at “xx” shows the type of subject property as a manufactured home. A manufactured home rider is not attached with a recorded mortgage. The ALTA 7 endorsement is not attached with the final title policy. However, the affidavit of affixation at “xx” shows that subject property is affixed to the land."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
40804270	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$1,307.15	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$505.14	10.800%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 12/xx/2022 shows that the subject mortgage was originated on xx
The chain of assignment is completed. The last assignment is with xx.
 1. There are 4 tax mortgages active against the subject property. The first tax mortgage is in amount of xx. 3rd tax mortgage is in amount of xx. The 4th tax mortgage is in amount of xx.
2. There is a credit card judgment active against borrower xx.
3. There are two hospital liens active against borrower xx which were recorded on different dates. Amount is not mentioned on supportive docs.
4. There is IRS lien against the subject borrower in the amount of xx. The SSN# is not matched with document.
County taxes of 2022 have been due on 01/xx/2023 in the amount of $xx.
According to payment history as of 11/xx/2022, the borrower is delinquent for 12 months. The last payment was received on 10/xx/2022, which was applied for the due date of 10/xx/2021 and the next due date is 11/xx/2021. The current P&I is $505.14 and current PITI is $653.43. The current UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is collection.
According to payment history as of 11/xx/2022, the borrower is delinquent for 12 months. The last payment was received on 10/xx/2022, which was applied for the due date of 10/xx/2021 and the next due date is 11/xx/2021. The current P&I is $505.14 and current PITI is $653.43. The current UPB reflected as per the payment history is xx
As per servicing comment dated 06/xx/2022, the borrower’s income is impacted by Covid-19
As per comment dated 9/xx/2022, the subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
As per comment dated 7/xx/2021, the subject property has been affected by natural disaster. CCs in file do not show any damage.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Good Faith Estimate HUD-1 Closing Statement Missing Required State Disclosures	Field: Current Legal Status Loan Value: Collections, >= 120 Days Tape Value: Collections |---| |----| Comment: updated as per review. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: xx   Tape Value: xx   Variance: -5665 (Days)   Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -0.00010%   Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: M000010000000044MMMMM444   Tape Value: CCCCCCCCCCCNCCCCCCCCCCCC   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444MMMMM440000000010000M   Tape Value: CCCCCCCCCCCCNCCCCCCCCCCC   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 3/xx/2026 Tape Value: 4/xx/2026 Variance: -33 (Days) Variance %: Comment: updated as per review. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. Also, there is no estimated HUD-1. The values are updated as per the itemization located at "xx"."	* Application Missing (Lvl 2) "The final application is missing from the loan documents."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "Loan failed TX Constitution A6 Required Fees Test due to fees charged $xx exceed fees threshold of $xx over by +$670.36. The borrower to be refunded +$670.36 over charged fee to cure. The following list of fees was included in the test:
Loan Origination Fee $xx
Appraisal Fee $310.00
Credit Report Fee $0.68
Abstract / Title Search Fee $230.00
Attorney's Fee $125.00
Reconveyance Fee $16.00
Recording Fee $32.00

Per statute, the 4 year SOL has expired and the subject finding is downgraded to LVL2."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "The final good faith estimate is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Texas. The following state disclosures are missing in the loan file;
1. TX Loan Agreement Notice.
2. Commitment Requirement/Anti-Tying.
3. Choice of Insurance Notice.
4. Collateral Protection Insurance Disclosure.
5. Non-Deposit Investment Product Disclosure Are there any promotional materials?
6. Insurance Solicitation/Post Commitment Requirement."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "Right of rescission is not hand dated by borrower."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
43144187	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$166.04	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$317.97	10.630%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	According to the updated title report dated 12/xx/2022, the subject mortgage was originated on xx
The chain of assignment has been completed. Currently, the assignment is with the xx, its successors and assigns recorded on xx
No active liens and judgments have been found against the borrower and subject property.
Combined annual taxes for the year 2022 have been paid in the amount of $166.04 on 11/xx/2022.
No prior year delinquent taxes have been found.

According to latest payment history as of 11/xx/2022, the borrower is currently delinquent for 9 months and the next due date is 2/xx/2022. The last payment was received on 8/xx/2022 in the amount of $363.72 which was applied for the due date 1/xx/2022. The unpaid principal balance is $xx. The current P&I is $317.97 and the interest rate is 9.630%.	Collections Comments:The loan is currently in the collection and the next due date is 2/xx/2022. The last payment was received on 8/xx/2022 in the amount of $363.72 which was applied for the due date 1/xx/2022. The unpaid principal balance is $xx. The current P&I is $317.97 and the interest rate is 9.630%. The loan has been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the comment dated 7/xx/2022, the borrower was impacted by covid-19 pandemic. FB plans ran and were extended several times from 10/xx/2020 to 7/xx/2022. As per the comment dated 9/xx/2022, the subject property is owner occupied. As per the comment dated 3/xx/2022, the subject property is located in xx. No comment pertaining to the damage on the subject property has been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is conventional fixed rate mortgage with P&I of $317.97 with the rate of interest 10.63% and a maturity date of 7/xx/2037. The P&I as per payment history is $317.97 and rate of interest is 9.630%, however, there is a reduction in P&I and rate of interest with respect to Note data which seems that there would be a possible modification.
As per tape data, the loan was modified on 10/xx/2021. As per the comment dated 9/xx/2021, complete modification was received. As per the comment dated 10/xx/2022, the trial mod was approved.

Credit Application Origination Appraisal	Field: Borrower's Income is impacted by Covid-19? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, >= 120 Days   Tape Value: Collections   Variance:    Variance %:    Comment: Per review loan is delinquent for more than 120 days.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: 10/xx/2021   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx   Tape Value: xx   Variance: -5312 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000MM4444   Tape Value: CCCCCCCCCCCNCCCCCCCCCCCC   Variance:    Variance %:    Comment: As per review PH string is 123444444000444444444444.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 4444MM000000000000000000   Tape Value: CCCCCCCCCCCCNCCCCCCCCCCC   Variance:    Variance %:    Comment: As per review payment history string reversed is 444444444444000444444321.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: Unavailable   Tape Value: 7/xx/2037   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* ComplianceEase Risk Indicator is "Significant" (Lvl 2)     "CE Risk Indicator is Significant as the loan is failing for TX Constitution A6 Required Fees Test. Total fee charged is $xx and allowed is $xx however it is over by +$495.99. Borrower to be refunded +$495.99 over-charged fees to Cure.
The loan requires the borrower(s) to pay, in addition to interest, fees to any person that are necessary to originate, evaluate, maintain, record, insure, or service the extension of credit that exceed 3% of the original principal amount
Fees Included-
Loan Origination Fee $xx
Appraisal Fee $50.00
Credit Report Fee $1.04
Title Examination Fee $215.00
Attorney's Fee $200.00
Recording Fee $44.00
Recording Service Fee $16.00

Per statute, the 4 year SOL has expired and the subject finding is downgraded to LVL2."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "Total fee charged is $xx and allowed is $xx however it is over by +$495.99. Borrower to be refunded +$495.99 over-charged fees to Cure.
The loan requires the borrower(s) to pay, in addition to interest, fees to any person that are necessary to originate, evaluate, maintain, record, insure, or service the extension of credit that exceed 3% of the original principal amount
Fees Included-
Loan Origination Fee $xx
Appraisal Fee $50.00
Credit Report Fee $1.04
Title Examination Fee $215.00
Attorney's Fee $200.00
Recording Fee $44.00
Recording Service Fee $16.00

Per statute, the 4 year SOL has expired and the subject finding is downgraded to LVL2."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA Finance Charge test due to calculated finance charge $xx exceeds disclosed finance charge of $xx over by -$136.11
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100.

Loan failed TILA foreclosure rescission finance charge test due calculated finance charge $xx exceeds disclosed finance charge of $xx over by -$136.11.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $35."
* Fair Market Value of Homestead Property Acknowledgment is missing from the loan file (Lvl 2)     "Fair market value is missing from the loan documents."
* Home Equity Consumer Disclosure is missing from the loan file (Lvl 2)     "Home equity consumer disclosure is missing from the loan documents."
* Home Equity Loan Copies of Documents is missing from the loan file (Lvl 2)     "Home equity loan copies document is missing from the loan documents."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl 2)     "Home equity loan interest and fee pre-closing disclosure is missing from the loan documents."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 2)     "Home equity loan notice of address for BWR notification of violation is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan document."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR not hand dated by borrower."		Significant	Pass	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
93086227	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$888.74	$295.50	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$259.05	11.060%	181	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/xx/2020	$15,544.20	Not Applicable	10.060%	$159.93	09/xx/2020	Financial Hardship	The review of the updated title report dated 12/xx/2022 shows that the subject mortgage was originated on xx The chain of assignments is complete. The current mortgage is with “xx”. No active judgments or liens have been found. Taxes of 2021/2022 are delinquent in the total amount of $888.74 which were due on 7/xx/2022 and good through till 12/xx/2022. Taxes of 2022/2023 are due in the amount of $295.50 on 12/xx/2022 and are good through 12/xx/2022.	According to the payment history as of 11/xx/2022, the borrower has been delinquent with the loan for 7 months and the last payment was received on 10/xx/2022 which was applied for 3/xx/2022 and the next due date for the payment is 4/xx/2022. The P&I is $142.28 and PITI is $158.99. The UPB is $xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is bankruptcy. According to the payment history as of 11/xx/2022, the borrower has been delinquent with the loan for 7 months and the last payment was received on 10/xx/2022 which was applied for 3/xx/2022 and the next due date for the payment is 4/xx/2022. The P&I is $142.28 and PITI is $158.99. The UPB is $xx.
As per the comment dated 6/xx/2020, the borrower’s income is impacted due to Covid-19.
No comments have been found regarding bankruptcy in the latest servicing comments.
No comments have been found regarding foreclosure in the latest servicing comments
The subject property is occupied by the owner. As per the latest BPO report dated 08/xx/2020 located at “xx” ”, the roof and windows of the subject home require repairs, and the estimated cost of repairs is xx However, there are no evidences to confirm the current status of repairs in the latest 24 months of collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower "xx" filed the bankruptcy under chapter 13 with case # xx. As per voluntary petition schedule D (Doc# 1) the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx Hence, the unsecured portion is $xx. The POC (Doc# xx) was filed by the creditor "xx" on 12/xx/2019 for the secured claim amount of xx and the amount of arrearage is $820.75. The amended chapter 13 (Doc # xx) plan was filed on 10/xx/2019, and confirmed on xx.	This loan modification agreement was made between (borrower) xx. The borrower promises to pay the new UPB in the amount of xx with an annual fixed modified interest rate of 10.060% and new P&I $159.93 that began from 9/xx/2020. The maturity is 6/xx/2037. There is no provision for the balloon payment.	Credit Application Good Faith Estimate Mortgage Insurance	Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: Boyer Sr Tape Source: Initial Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: yes   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Delinquent   Tape Value: Collections   Variance:    Variance %:    Comment: Bankruptcy-Delinquent   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -54 (Days)   Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx   Tape Value: xx   Variance: -5496 (Days)   Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Appliocable   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent   Loan Value: 6   Tape Value: 7   Variance: -1   Variance %: -14.28571%   Comment: 6   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: 0.002%   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000MM4444   Tape Value: CCCCCCCCCCCNCCCCCCCCCCCC   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 4444MM000000000000000000 Tape Value: CCCCCCCCCCCCNCCCCCCCCCCC Variance: Variance %: Comment: Updated as per review. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final 1003 application is missing from the loan documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE risk indicator is moderate as the loan is failing for Interest Rate Test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Interest Rate Test: FAIL
Loan Data 11.060% Comparison Data 7.250% Variance +3.810%
This loan failed the interest rate test.
The loan has an interest rate that does not conform to the requirements for the lender's license type in the state where the property is located."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final good faith estimate is missing from loan documents."
* MI, FHA or MIC missing and required (Lvl 2)     "Mortgage insurance certificate is missing from loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR not hand dated by borrower"		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$14,500.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
50848155	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,926.32	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$400.89	11.450%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated 12/xx/2022 shows subject mortgage was originated on xx

The chain of assignment has been completed. The loan is currently assigned with xx.

There is UCC financing statement open against the borrower in favor of xx. However, the amount of lien does not mention in the supportive document.

Annual county taxes of 2022 have been paid off in the total amount of $xx on 11/xx/2022.

As per updated title report, no prior year taxes are delinquent.	The review of updated payment history as of 11/xx/2022, the subject loan is currently delinquency for 3 months and the next due date of payment is 7/xx/2022. The last payment was received in the amount of $595.54 which applied for 6/xx/2022. The current P&I is $400.89 with an interest rate of 10.450%. The UPB as of the date mentioned in the updated payment history is in the amount of $xx.	Collections Comments:The loan is in collection.

The review of updated payment history as of 11/xx/2022, the subject loan is currently delinquency for 3 months and the next due date of payment is 7/xx/2022. The last payment was received in the amount of $5959.54 which applied for 6/xx/2022. The current P&I is $400.89 with an interest rate of 10.450%. The UPB as of the date mentioned in the updated payment history is in the amount of $xx.
No foreclosure activity has been found.
Details regarding the bankruptcy are not available.
As per the comment dated 8/xx/2022, the reason for default is marital difficulties.

The property is owner occupied and is in average condition. Information regarding the damage and repair is not available in the latest servicing comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	Field: Mod Step Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final loan application is missing from the loan file."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "Loan failed TX constitution A6 required fees test due to fees charged $xx exceed fees threshold of $xx over by +$672.98. The borrower to be refunded +$716.03 over charged fee to cure.

The following list of fees was included in the test:

Loan Origination Fee $xx
Appraisal Fee $330.00
Credit Report Fee $1.04
Title Examination Fee $215.00
Attorney's Fee $125.00
Recording Fee $32.00

Per statute, the 4 year SOL has expired and the subject finding is downgraded to LVL2."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA Finance Charge test due to Calculated Finance charge of $xx exceeds Disclosed Finance charge of $xx over by -$102.72.

Loan failed TILA Foreclosure Rescission Finance charge due to Calculated Finance charge of $xx exceeds Disclosed Finance charge of $xx over by -$102.72."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrowers."		Significant	Pass	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
33339497	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,578.57	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$404.95	7.980%	240	xx	xx	Conventional	ARM	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/xx/2022	$24,847.13	Not Applicable	6.979%	$154.03	09/xx/2022	Financial Hardship	Review of updated title report dated 12/xx/2022, the subject mortgage was originated on xx

There is junior mortgage in favor of xx.
No active liens and judgments have been found against borrower and property.
There are no prior year real estate delinquent taxes.
According to payment history as of 11/xx/2022, the borrower is delinquent for 8 months. The last payment was received on 08/xx/2022, which was applied for the due date of 02/xx/2022 and the next due date for payment is 03/xx/2022. The current P&I is $306.81 and current PITI is $485.36. The current UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is collection.
According to payment history as of 11/xx/2022, the borrower is delinquent for 8 months. The last payment was received on 08/xx/2022, which was applied for the due date of 02/xx/2022 and the next due date for payment is 03/xx/2022. The current P&I is $306.81 and current PITI is $485.36. The current UPB reflected as per the payment history is $xx.
As per collection comment dated 07/xx/2022, the borrower’s income is impacted due to covid-19.
As per BPO report dated 7/xx/2022 located at “xx”, the subject property is owner occupied.
No evidence has been found regarding foreclosure.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower “xx” filed for bankruptcy under chapter-13 with the case# xx. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx However, the unsecured portion is $00.00. However the bankruptcy was discharged on 7/xx/2010 and terminated on 7/xx/2010.	The loan modification agreement was made on 09/xx/2022. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 6.979% and the borrower promises to pay P&I in the amount of $154.03 beginning from 09/xx/2022. The maturity date as per loan modification agreement is 08/xx/2062.	Credit Application Initial 1003_Application Loan Program Info Disclosure	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: updated as per review. Tape Source: Initial Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Collections, >= 120 Days   Tape Value: Collections   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: 1949 (Days)   Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Mod Step 2 Rate   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent   Loan Value: 6   Tape Value: 7   Variance: -1   Variance %: -14.28571%   Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 121000010432104444444444   Tape Value: CCCCCCCCCCCNCCCCCCCCCCCC   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444401234010000121   Tape Value: CCCCCCCCCCCCNCCCCCCCCCCC   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 8/xx/2062 Tape Value: 6/xx/2029 Variance: 12114 (Days) Variance %: Comment: updated as per review. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
17883429	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$85.00	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$174.70	10.600%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	04/xx/2019	$9,542.18	Not Applicable	10.600%	$130.53	04/xx/2019	Financial Hardship	The review of the updated title report dated 12/xx/2022 shows that the subject mortgage was originated on xx

The chain of assignments is incomplete; the current assignee is xx instead of “xx”

No active liens and judgments have been found against the borrower and subject property.

The annual county tax for the year of 2022 is due in the amount of $85.00 on 01/xx/2023.	According to the payment history as of 11/xx/2022 the borrower is delinquent for 6 months with the loan and the next due date is 5/xx/2022. The last payment was received on 5/xx/2022 in the amount of $152.33 (PITI) which was applied for the due date of 04/xx/2022. The monthly P&I is $130.53 with an interest rate of 10.600%. The current UPB is $xx.	Collections Comments:The current status of the loan is collections.
According to the payment history as of 11/xx/2022 the borrower is delinquent for 6 months with the loan and the next due date is 5/xx/2022. The last payment was received on 5/xx/2022 in the amount of $152.33 (PITI) which was applied for the due date of 04/xx/2022. The monthly P&I is $130.53 with an interest rate of 10.600%. The current UPB is xx
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current foreclosure proceedings.
The modification agreement was signed between the borrower and lender with an effective date of xx shows the new modified unpaid principal balance is xx The borrower had promised to pay the monthly P&I of $130.53 beginning from 4/xx/2019 and a new maturity date of 9/xx/2023 with modified interest rate 10.600%.
As per latest property inspection report dated 07/xx/2022 located at “xx” the subject property is owner occupied.
No information has been found related damage or repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was signed between the borrower and lender with an effective date of 4/xx/2019 shows the new modified unpaid principal balance is xx The borrower agreed to pay the monthly P&I of $130.53 beginning from 4/xx/2019 and a new maturity date of 9/xx/2023 with modified interest rate 10.600%.	Affiliated Business Disclosure Credit Application Good Faith Estimate Initial 1003_Application	Field: Doc Date of Last Modification Loan Value: xx Tape Value: xx |---| -54 (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent   Loan Value: 4   Tape Value: 5   Variance: -1   Variance %: -20.00000%   Comment: 4   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 001100110000000014444444   Tape Value: CCCCCCCCCCCNCC36999C369C   Variance:    Variance %:    Comment: 444444411110000000000000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444410000000011001100   Tape Value: C963C9996CCCNCCCCCCCCCCC   Variance:    Variance %:    Comment: 000000000000011114444444   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 9/xx/2023 Tape Value: 1/xx/2029 Variance: -1939 (Days) Variance %: Comment: 9/xx/2023 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan documents."
																																																																																								* TIL not hand dated (Lvl 2) "Final TIL not hand dated by borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
30290885	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$291.37	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$760.88	11.500%	181	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	The review of the updated title report dated 12/xx/2022 shows that the subject mortgage was originated on xx
The chain of assignments is completed, the current assignee is "xx" .
No active judgments or liens were found.

No prior year delinquent taxes have been found.
According to the payment history as of 11/xx/2022, the borrower is currently delinquent for 9 months and the next due date for payment is 1/xx/2022. The last payment was received on 12/xx/2021 in the amount of $422.80 which was applied for due date of 12/xx/2021. The current P&I is $422.39 and current PITI is $422.80 with an interest rate of 7.990%. The current UPB reflected as per the payment history is in the amount of $xx.

Collections Comments:The current status of the loan is in collection.
According to the payment history as of 11/xx/2022, the borrower is currently delinquent for 9 months and the next due date for payment is 1/xx/2022. The last payment was received on 12/xx/2021 in the amount of $422.80 which was applied for due date of 12/xx/2021. The current P&I is $422.39 and current PITI is $422.80 with an interest rate of 7.990%. The current UPB reflected as per the payment history is in the amount of $xx.
According to the PACER, the borrower "xx" filed for bankruptcy under chapter 13 with case xx. The bankruptcy was dismissed on xx and also terminated on 02/xx/2016.
No evidences have been found regarding the current/prior foreclosure proceedings.
As per the servicing comment dated 06/xx/2022, the reason for default is pandemic customer Impact.
As per comment dated 09/xx/2022, borrower is on forbearance plan.
No evidence has been found regarding litigation and contested matter.
No information has been found related damage or repairs.
As per servicing comment dated 08/xx/2022 the subject property is owner occupied.
As per servicing comment dated 04/xx/2022, the borrower’s income has been impacted due to Covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower "xx" filed for bankruptcy under chapter 13 with case xx. The bankruptcy was dismissed on 09/xx/2015 and also terminated on xx.

The POC (Doc# xx) was filed by the creditor "xx" on xx for the secured claim amount of xx and the amount of arrearage is $0.00	As per original note, the loan was matured on 02/xx/2018. This is conventional fixed rate mortgage originated on xx with P&I of $760.88 with the rate of interest 11.49960 % and a maturity date of 04/xx/2042 The current P&I as per the latest payment history as of 11/xx/2022 is $422.39 and rate of interest is 7.999% . However, there is a change in P&I and rate of interest with respect to note data which seems that there would be a possible modification but an executed copy of such loan modification agreement is missing from the loan file. The collection comment dated 08/xx/2022 indicates the latest modification was made on 01/xx/2022. The current UPB in latest payment history is xx However the modification document is missing from loan file. Borrower making payment
AOT “xx”
Credit Application Missing Required State Disclosures Origination Appraisal	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Unavailable   Tape Value: $3468.81   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: xx   Tape Value: xx   Variance: 23 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 044MMMMMM444M4444MMMM444   Tape Value: CCCCCCCCCCCNCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444MMMM4444M444MMMMMM440   Tape Value: CCCCCCCCCCCCNCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: 4/xx/2042 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prepayment term test. The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA Finance charge test. Finance charged disclosed as $xx. Calculated finance charge is $xx for an under disclosed amount of -$126.94.

Loan failed TILA Foreclosure rescission Finance charge test. Finance charged disclosed as $xx. Calculated finance charge is $xx for an under disclosed amount of -$126.94."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan failed GSE (Fannie Mae public guidelines) Prepayment Penalty Term Test. The loan charges a prepayment penalty with a term exceeding 3 years."
* Missing Appraisal (Lvl 2)     "Appraisal report prior to closing is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Louisiana. The following state disclosures are missing in the loan file;
1 Authorization Fees, Charges and Expenses for Federally Related Mortgage Loans.
2 Anti-Tying Disclosure
3 Financial Institution Choice of Insurance Disclosure"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Moderate	Pass	Fail	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
36690589	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,090.20	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$681.36	11.930%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	12/xx/2019	$45,616.15	Not Applicable	10.930%	$476.57	12/xx/2019	Financial Hardship	As per review of updated title report dated 12/xx/2022, subject mortgage was originated on xx The chain of assignment is complete. The current assignment is with “xx". No active liens and judgments have been found. Annual combined taxes of 2021 have been paid in the amount of $xx on 10/xx/2021. No prior year delinquent taxes have been found.	According to a review of the payment history as of 11/xx/2022, the borrower is currently delinquent for 4 months with the loan and the next due date is 7/xx/2022. The last payment was received on 6/xx/2022 in the amount of $625.23 with the rate of interest 10.930%, which was applied for the due date of 6/xx/2022. The UPB reflected in the latest payment history is in the amount of $xx. PH shows due date has been adjusted from 12/xx/2021 to 3/xx/2022.	Collections Comments:According to the review of the servicing comments, the loan is currently in collection. According to a review of the payment history as of 11/xx/2022, the borrower is currently delinquent for 4 months with the loan and the next due date is 7/xx/2022. The UPB reflected in the latest payment history is in the amount of $xx.
As per comment dated 6/xx/2022, borrower’s income is impacted by covid-19. FB plan was approved for 3 months which ran from 7/xx/2022 to 9/xx/2022.
As per the servicing comments, the subject property has been occupied by the owner. As per document located at “xx” the subject property was damaged due to hurricane on xx Estimated cost for repair is xx The latest BPO dated 10/xx/2022 located at "xx" does not reflect any damages to the property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on 12/xx/2019. The new modified principal balance as per modification is in the amount of xx with interest rate starting at 10.930% and the borrower promises to pay P&I in the amount of $476.57 beginning from 12/xx/2019. The maturity date as per modification is 9/xx/2042.	Credit Application	Field: Borrower #2 Middle Name Loan Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $5145.84   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -821 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: xx   Tape Value: xx   Variance: -59 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx   Tape Value: xx   Variance: -4960 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent   Loan Value: 2   Tape Value: 3   Variance: -1   Variance %: -33.33333%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000044444444444   Tape Value: C369CCCCC33N333366669969   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 444444444440000000000000 Tape Value: 969966663333N33CCCC6963C Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "Loan failed TX constitution  A6 required fees test due to fees charged $xx exceeds fees threshold of $xx over by +$621.10. The borrower to be refunded +$621.10 over charged fee to cure. The following list of fees was included in the test:
Loan Origination Fee $xx
Appraisal Fee $330.00
Credit Report Fee $0.90
Title Examination Fee $170.00
Attorney's Fee $125.00
Reconveyance Fee $16.00
Recording Fee $28.00
Flood Certification Fee $5.50

Per statute, the 4 year SOL has expired and the subject finding is downgraded to LVL2."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$12,606.52	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
6741846	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,700.74	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$896.15	12.997%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 12/xx/2022, the subject mortgage was originated on xx
The chain of assignment has been completed. Currently, the assignment is with the xx.
No active liens and judgments have been found against the borrower and subject property.
Combined annual taxes for the year of 2022 have been paid in the amount of $300.20 on 11/xx/2022.
No prior year delinquent taxes have been found.
According to latest payment history as of 11/xx/2022, the borrower is currently delinquent for 4 months and the next due date is 7/xx/2022. The last payment was received on 5/xx/2022 in the amount of $342.19 which was applied for the due date 6/xx/2022. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $342.19 and the interest rate is 2.959%.

Collections Comments:The loan is currently in the collection and the next due date is 7/xx/2022. The last payment was received on 5/xx/2022 in the amount of $342.19 which was applied for the due date 6/xx/2022. The unpaid principal balance is reflected in the amount of xx The current P&I is $342.19 and the interest rate is 2.959%. The loan has been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the comment dated 7/xx/2022, the borrower was impacted by covid-19 pandemic. As per the comment dated 8/xx/2022, the subject property is owner occupied. As per the comment dated 8/xx/2022, the subject property is located in natural disaster area. CCs in file do not show any damage. No comment pertaining to the damage on the subject property has been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Origination Appraisal	Field: Current Legal Status Loan Value: Collections, >= 120 Days Tape Value: Performing |---| |----| Comment: Collection Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $6550.91   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx   Tape Value: xx   Variance: -7275 (Days)   Variance %:    Comment: Not applicable   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Aplicable   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan xx  Tape Value: xx   Variance: xx   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 12.99720%   Tape Value: 12.99700%   Variance: 0.00020%   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000044444444444   Tape Value: CCCCCCCCCCCNCCCCCCCCCCCC   Variance:    Variance %:    Comment: MMMM00000000000000000000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444440000000000000   Tape Value: CCCCCCCCCCCCNCCCCCCCCCCC   Variance:    Variance %:    Comment: 0000000000000000000 MMMM   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 7/xx/2032 Tape Value: 12/xx/2038 Variance: -2344 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final application is missing from the loan file. However, values are updated from credit application located at xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* LTV or CLTV exceeds 104% (Lvl 2)     "As per the tape, the appraised value is $xx and the loan amount $xx hence, the LTV is 144.692%."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business disclosure is missing from the loan documents."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
84617618	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$284.69	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$498.26	8.590%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 12/xx/2022 shows that the subject mortgage was originated on xx
The chain of assignment has been completed; the current assignment is with “xx”.
No active judgments or liens were found.
The 2022 county annual taxes have been paid in the amount of $273.30 on 11/xx/2022.
As per the updated title report dated xx there were multiple certificates of tax liens against the subject property for the year of 2013, 2007, 2005, 2003, 2002, 2001, 2000, and 1999 were sold and redeemed for xx on different dates.
No prior year’s delinquent taxes have been found.
According to the payment history as of 11/xx/2022, the borrower has been delinquent for 8 months and the next due date for the regular payment is 02/xx/2022. The last payment was received on 10/xx/2022 in the amount of $547.24(PITI) which was applied for the due date of 01/xx/2022. The monthly P&I is in the amount of $498.26 with an interest rate of 8.09%. The current UPB is reflected in tape for the amount of $xx. The last payment was received as per rate reduction rider located at “xx”.	Collections Comments:The current status of the loan is in collection.
According to the payment history as of 11/xx/2022, the borrower has been delinquent for 8 months and the next due date for the regular payment is 02/xx/2022. The last payment was received on 10/xx/2022 in the amount of $547.24(PITI) which was applied for the due date of 01/xx/2022. The monthly P&I is in the amount of $498.26 with an interest rate of 8.09%. The current UPB is reflected in tape for the amount of xx The last payment was received as per rate reduction rider.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
As per servicing comment dated 6/xx/2022, the borrower’s income has been impacted due to Covid-19 pandemic and the reason for default is unemployment.
As per comment dated 11/xx/2022 the borrower is active on forbearance plan.
No information has been found related damage or repairs
As per servicing comment dated 11/xx/2022 the subject property is owner occupied.
As per servicing comment dated 04/xx/2022, the subject property has been affected by natural disaster.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: Forbearance Plan Start Date Loan Value: xx Tape Value: xx |---| 268 (Days) |----| Comment: xx Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: xx   Tape Value: xx   Variance: -5966 (Days)   Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: M0000000000000044MMM44M4   Tape Value: CCCCCCCCCCCNCCCCCCCCCCCC   Variance:    Variance %:    Comment: 444444321111100000000000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 4M44MMM4400000000000000M   Tape Value: CCCCCCCCCCCCNCCCCCCCCCCC   Variance:    Variance %:    Comment: 000000000001111123444444   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 9/xx/2025 Tape Value: 12/xx/2025 Variance: -91 (Days) Variance %: Comment: 09/xx/2025 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final loan application is missing from loan file. Income and debt details are updated from credit application available at xx."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "1. Anti-Coercion Notice.
2. Title Insurance Disclosure.
3. Radon Gas Disclosure.
4. Insurance Sales Disclosure."
* Property is Manufactured Housing (Lvl 2)     "Home is affixed to the land. As per the appraisal report located at xx the subject property is manufactured home. The Alta 7 endorsement is missing from the TPOL. The affixation is missing from the loan file. However the subject mortgage legal shows VIN number as xx."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
31749774	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$453.40	11.750%	181	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	12/xx/2022	$16,102.48	Not Applicable	10.750%	$146.29	12/xx/2022	Financial Hardship	According to the updated title report dated 12/xx/2022, the subject mortgage was originated on xx
The chain of the assignment has been completed. Currently, the mortgage is with xx.
No active judgments or liens have been found.
The taxes have been exempted.
The origination deed is available at "xx".	According to the payment history as of 11/xx/2022, the borrower is delinquent for 7 months and the next due date is 1/xx/2022. The last payment was received on 2/xx/2022 in the amount of $453.40 (PITI) which was applied for the due date of 12/xx/2021. The current P&I is $453.40 with an interest rate of 10.750%. The UPB reflected in the amount of $xx.	Collections Comments:The loan is currently in collections and the next due date is 1/xx/2022. The last payment was received on 2/xx/2022 in the amount of $453.40 (PITI) which was applied for the due date of 12/xx/2021. The current P&I is $453.40 with an interest rate of 10.750%. No records for foreclosure and bankruptcy have been found. As per the comment dated 9/xx/2021, the borrower’s income was impacted by covid. As per the comment dated 7/xx/2022, the trial payment plan was offered. On successful of 3 trial payments, the loan will be permanently modified. As per the comment dated 11/xx/2022, the final docs were sent to the borrower. No further details provided. As per the comment dated 9/xx/2022, the property was damaged. The estimated cost of repairing is not mentioned. Further details not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the borrower xx and lender xx. The new principal balance is xx The borrower promises to pay the monthly payment in the amount of $146.29 at the rate of interest of 10.750%, beginning from 12/xx/2022. The maturity is 10/xx/2062.
The last payments were received as per the rate reduction rider which is located at "xx".
Affiliated Business Disclosure Credit Application Initial 1003_Application Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Borrower Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower's Income is impacted by Covid-19?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Collections, >= 120 Days   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx   Tape Value: xx   Variance: -5471 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: M010100021010023MMMMM444   Tape Value: CCCCCCCCCCCNCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444MMMMM320010120001010M   Tape Value: CCCCCCCCCCCCNCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 10/xx/2062 Tape Value: 3/xx/2022 Variance: 14804 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Lost Note Affidavit (Lvl 3) "The lost note affidavit located at " xx" reflects that the original note is misplaced and/or lost. The copy of note is located at " xx"."	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial 1003 is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "The right of rescission/right of cancel disclosure is missing from the loan files."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
30565293	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$841.87	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$249.84	7.450%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated 12/xx/2022 shows subject mortgage was originated on xx

The chain of assignment has been completed. The loan is currently assigned with xx.

No active judgments or liens found.
Annual county taxes of 2022 have been paid off in the total amount of $841.87 on 11/xx/2022.

As per updated title report, no prior year taxes are delinquent.
The review of updated payment history as of 11/xx/2022, the subject loan is currently delinquency for 4 months and the next due date of payment is 6/xx/2022. The last payment was received in the amount of $261.49 which applied for 5/xx/2022. The current P&I is $249.84 with an interest rate of 7.450%. The UPB as of the date mentioned in the updated payment history is in the amount of $xx.	Collections Comments:The loan is in collection.

The review of updated payment history as of 11/xx/2022, the subject loan is currently delinquency for 4 months and the next due date of payment is 6/xx/2022. The last payment was received in the amount of $261.49 which applied for 5/xx/2022. The current P&I is $249.84 with an interest rate of 7.450%. The UPB as of the date mentioned in the updated payment history is in the amount of $xx.

No foreclosure activity has been found.
Details regarding the bankruptcy are not available.

The property is owner occupied and is in average condition. Information regarding the damage and repair is not available in the latest servicing comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Missing Required State Disclosures	Field: Mod Step Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA finance charge test due to finance charge disclosed as $xx. Calculated finance charge is $xx for an under disclosed amount of -$137.47.

Loan failed TILA foreclosure rescission finance charge test due to finance charge disclosed as $xx. Calculated finance charge is $xx for an under disclosed amount of -$137.47."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Oregon. The following state disclosures are missing in the loan file
1 Oregon Forced Placed Insurance Notice
2 Notice where Escrow Account is NOT Required
3 Escrow Notice for Loans Sold to Out-of- State Purchases within one year
4 Anti-Coercion Notice
5 Insurance Premium Notice
6 Insurance Sales Notice
7 Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR not hand dated by borrower"		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
17431673	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,957.35	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,321.85	12.560%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mobile Home	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	06/xx/2021	$96,607.02	Not Applicable	2.750%	$332.07	06/xx/2021	Financial Hardship	The review of the updated title report dated 12/xx/2022 shows that the subject mortgage was originated on xx
The chain of assignments is complete. Currently, the assignment is with "xx".
No active judgments or liens found.
No prior year delinquent taxes have been found.
According to the payment history as of 11/xx/2022, the borrower is 1 month delinquent with the loan and the next due is 10/xx/2022. The last payment was received on 10/xx/2022 in the amount of $769.10. The P&I is $332.07 and PITI is $769.10 with interest rate of 2.750%. The UPB reflected as per the payment history is $xx.	Collections Comments:The loan is in collection.
According to the payment history as of 11/xx/2022, the borrower is 1 month delinquent with the loan and the next due is 10/xx/2022. The last payment was received on 10/xx/2022 in the amount of $769.10. The P&I is $332.07 and PITI is $769.10 with interest rate of 2.750%. The UPB reflected as per the payment history is xx
As per comment dated 7/xx/2019, the borrower stated that the property needs a new roof.

As per servicing comment dated 6/xx/2022, the borrower’s income was impacted due to covid-19. Forbearance plan and was extended several times. Last three-month FB plan was given to the borrower on 6/xx/2022.
No information has been found regarding the foreclosure and bankruptcy.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was made between lender and borrower on 6/xx/2021. As per the modified term, the new principal balance is xx The borrower promises to pay $332.07 monthly with a modified interest rate of 2.75 % beginning from 6/xx/2021 with a maturity date of 5/xx/2061.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Origination Appraisal Right of Rescission	Field: Current Legal Status Loan Value: Collections Tape Value: Performing |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -85 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: xx   Tape Value: xx   Variance: -84 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent   Loan Value: 1   Tape Value: 2   Variance: -1   Variance %: -50.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000000021111123432100M   Tape Value: CCCC33CC3C3N33CCC3C3333C   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: M00123432111112000000000   Tape Value: C3333C3CC333N3C3CC3CCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Change in Rate/Term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Mobile Home (Lvl 4) "Home is not affixed. An appraisal report is missing from the loan file. As per the BPO report dated xx located at “xx”, the subject property is mobile home. Legal description of mortgage located at does not show VIN#. There is no affixation rider and the TPOL is not showing ALT-7 endorsement for the property. Hence, unable to determine whether the home is attached to the permanent foundation."	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* LTV or CLTV exceeds 104% (Lvl 2)     "Collateral value used for underwriting is $xx. Amount of secondary lien is $0.00. Loan amount is $xx. LTV is 108.150% and CLTV is 180.150%. Current UPB is $xx."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right to rescission is missing from the loan documents."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
8572029	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$631.44	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$695.27	7.895%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	The review of the updated title report dated 12/xx/2022 shows that the subject mortgage was originated on xx
The chain of assignments has been completed. The mortgage is currently assigned to xx.
There is an active junior mortgage against the subject property in favor of xx
No active judgments or liens were found.
The 2022 county annual taxes have been paid in the amount of $621.97 on 07/xx/2022.
No prior year’s delinquent taxes have been found.
According to the payment history as of 11/xx/2022, the borrower has been delinquent with the loan for 7 months and the last payment was received on 3/xx/2022 which was applied for 2/xx/2022 and the next due date is 3/xx/2022. The P&I is $343.48 and PITI is $431.97. The UPB is $xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is collection. According to the payment history as of 11/xx/2022, the borrower has been delinquent with the loan for 7 months and the last payment was received on 3/xx/2022 which was applied for 2/xx/2022 and the next due date is 3/xx/2022. The P&I is $343.48 and PITI is $431.97. The UPB is $xx.
As per the comment dated 7/xx/2022, the borrower’s income is impacted due to Covid-19.
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner. Recent servicing comments do not have details regarding the damage.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower "xx" filed  bankruptcy under chapter 13 with case# xx was filed by the creditor "xx". The amended chapter 13 (Doc # xx) plan was filed on 08/xx/2014, and confirmed on 11/xx/2014. The borrower promised to make monthly mortgage payment in the amount of $695.00 per month for 60 months to the trustee under the chapter 13 plan. The borrower was discharged on 11/xx/2018 and the case got terminated on 01/xx/2018. The date of last filing bankruptcy was 01/xx/2019. No more evidences are available regarding current bankruptcy status.

The modification document is missing from the loan file. This is conventional fixed rate mortgage originated on xx with P&I of $695.27 and rate of interest 7.894% and a maturity date of 01/xx/2036. The current P&I as per the latest payment history is $343.48 and rate of interest is 7.879%. However, there is a change in P&I and rate of interest with respect to Note data which seems that there would be a possible modification. However, the modification agreement is missing from the loan file. The tape data indicates the latest modification was made on xx.	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Yes Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Current Legal Status   Loan Value: Collections, >= 120 Days   Tape Value: Collections   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx   Tape Value: xx   Variance: -5890 (Days)   Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 100444444444444444444444   Tape Value: CCCCCCCCCCCNCCCCCCC33333   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444444444444001   Tape Value: 33333CCCCCCCNCCCCCCCCCCC   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: 6/xx/2042 Variance: Variance %: Comment: Unavailable Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with preliminary HUD-1 & fee itemization are missing from the loan file."	* Application Missing (Lvl 2) "Final 1003 (loan application) is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Property is Manufactured Housing (Lvl 2)     "The home is affixed to the land.
Appraisal report is missing. However, updated title report dated 12/xx/2022 located at “xx” reflects the subject property is a manufactured home. The affidavit of affixation document is available located at "xx" shows that the home is affixed permanently to the land. The ALTA 7 endorsement is not attached with the final title policy. The VIN/serial number is not available in the legal description of the recorded mortgage."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
93583531	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$1,610.78	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,004.94	10.476%	240	xx	xx	Conventional	Fixed	Refinance	xx	xx	No Documentation	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	31.098%	First	Final policy	Not Applicable	$83,000.00	06/xx/2014	$98,485.52	Not Applicable	5.476%	$721.56	07/xx/2014	Financial Hardship	The review of the updated title report dated 12/xx/2022 shows that the subject mortgage was originated on xx The chain of assignment is completed as the subject mortgage is currently assigned to the lender xx. No active judgments or liens were found. The first instalment of county taxes of $805.39 for the year 2022 was due on 12/xx/2022. The second instalment of county taxes of $ 805.39 for the year 2022 is due on 5/xx/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of 11/xx/2022, the borrower is delinquent with the loan for 4 months and the next due date for the payment was 06/xx/2022. The last payment was received on 10/xx/2022 in the amount of $721.56 (PITI) which was applied for the due date of 05/xx/2022. The monthly P&I is in the amount of $721.56 with an interest rate of 5.476%. The current UPB is reflected in tape for the amount of $xx.	Collections Comments:The current status of the loan is in collection.
According to the payment history as of 11/xx/2022, the borrower is delinquent with the loan for 4 months and the next due date for the payment was 06/xx/2022. The last payment was received on 10/xx/2022 in the amount of $721.56 (PITI) which was applied for the due date of 05/xx/2022. The monthly P&I is in the amount of $721.56 with an interest rate of 5.476%. The current UPB is reflected in tape for the amount of xx
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
As per the servicing comment dated 09/xx/2022, the reason for default is excessive obligation.
As per the latest BPO report dated 07/xx/2022 located at "xx", the roof of the subject property was damaged due to wind storm and the estimated cost of repairs is xx However, no information has been found related to damage or repairs in the latest 24 months of collection comments.
As per servicing comment dated 10/xx/2022, the subject property is owner occupied.
As per servicing comment dated 06/xx/2022, the borrower’s income has been impacted due to Covid-19 pandemic.

Update: As per comment dated 03/xx/2023, borrower was on 3 months trail plan for December, January and February.
CC available from 02/xx/2023 to 06/xx/2024 and missing from 12/xx/2022 to 01/xx/2023.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement made between the borrower "xx" with an effective date of 06/xx/2014 shows the new modified unpaid principal balance is $xx. The borrower agreed to pay the modified monthly P&I of $721.56 with a modified interest rate of 5.476% starting from 07/xx/2014 till the new maturity date of 08/xx/2031. As per servicing comment dated 09/xx/2022, mod effective date is 02/xx/2023, however we don’t have evidence of the modification document and as per the servicing comment dated 10/xx/2022, mod has been approved.	Credit Application Missing Required State Disclosures	Field: Borrower's Income is impacted by Covid-19? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Collections, >= 120 Days   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: -9 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx   Tape Value: xx   Variance: -xx (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $-xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00044444444444444444444M   Tape Value: CCCCCCCCCCCNCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: M44444444444444444444000   Tape Value: CCCCCCCCCCCCNCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Lower rate or term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Final loan application is missing from the loan file." * LTV or CLTV exceeds 104% (Lvl 2) "Collateral Value used for Underwriting: $xx Amount of Secondary Lien(s): $xx Loan Amount: $xx CLTV = 187.571%. Current UPB is $xx." * Missing Required State Disclosures (Lvl 2) "The subject property is located in Kansas. The following state disclosures are missing in the loan file; Signed Closed-end Credit Agreement Notice" * ROR not hand dated by borrower(s) (Lvl 2) "ROR not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$4,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
42547543	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$432.76	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$580.34	10.870%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mobile Home	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 12/xx/2022 shows that the subject mortgage was originated on xx The chain of assignments is completed, the current assignee is "xx". No active judgments or liens have been found. The 2022 combined annual taxes are due in the amount of $432.76 on 01/xx/2022.. The 2021 combined annual taxes are paid in the amount of $432.76 on 11/xx/2021. No prior year delinquent taxes have been found.	According to the payment history as of 11/xx/2022, the borrower is currently delinquent for 11 months and the next due date for payment is 12/xx/2021. The last payment was received on 11/xx/2021 in the amount of $577.02 which was applied for due date of 11/xx/2021. The current P&I is $529.75 and current PITI is $577.02 with an interest rate of 9.870%. The current UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is in collection.
According to the payment history as of 11/xx/2022, the borrower is currently delinquent for 11 months and the next due date for payment is 12/xx/2021. The last payment was received on 11/xx/2021 in the amount of $577.02 which was applied for due date of 11/xx/2021. The current P&I is $529.75 and current PITI is $577.02 with an interest rate of 9.870%. The current UPB reflected as per the payment history is xx
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings..
As per the servicing comment dated 12/xx/2021, the reason for default is curtailment of income.
As per servicing comment dated 06/xx/2022, the borrower’s income was impacted due to Covid-19 pandemic.
No evidence has been found regarding litigation and contested matter.
As per the latest BPO report dated 07/xx/2022 located at “xx”, the roof of the subject property was damaged, and the estimated cost of repairs is xx Based on the collection, we are unable to confirm the current status of the repairs.
As per servicing comment dated 10/xx/2022, the property is owner-occupied.
As per servicing comment dated 12/xx/2021, the subject property was affected by natural disaster.
Updated
The collection comment history is incomplete. The collection comments are available from 02/xx/2023 to 07/xx/2024.We are missing the latest 24 months of collection comments for review. The collection comments are missing from 12/xx/2022 to 01/xx/2023.
No any additional information found in recent collection comments

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Initial 1003_Application Missing Required State Disclosures	Field: Borrower #2 Last Name Loan Value: xx Tape Value: xx |---| |----| Comment: xx Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: xx  Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx   Tape Value: xx   Variance: -5369 (Days)   Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Unavailable   Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: M01000000000004444444444   Tape Value: CCCCCCCCCCCNCCCCCCCCCCCC   Variance:    Variance %:    Comment: M0000000000044M4444MMMMM   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 44444444440000000000010M   Tape Value: CCCCCCCCCCCCNCCCCCCCCCCC   Variance:    Variance %:    Comment: MMMMM4444M4400000000000M   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: 3/xx/2037 Tape Value: 3/xx/2037 Variance: -10 (Days) Variance %: Comment: 03/xx/2037 Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Mobile Home (Lvl 4) "The home is not affixed to the land. As per tape data shows the type of subject property as a mobile home. However, the Affidavit of Affixation is not available in the loan file. The ALTA 7 Endorsement is not attached with the final title policy. Also, the VIN is not available in the legal description of the recorded mortgage. Hence, unable to determine whether the home is attached to the permanent foundation.""		* Application Missing (Lvl 2) "Final 1003 is missing from the loan documents." * Missing Initial 1003_Application (Lvl 2) "Initial 1003 is missing from the loan documents." * Missing Required State Disclosures (Lvl 2) "The subject property is located in North Carolina. The following state disclosures are missing in the loan file; 1. Amortization Schedule Disclosure 2. Credit Property Insurance Disclosure 3. Fee Agreement 4. Priority of Security Instrument Disclosure 5. Attorney Selection Disclosure" * ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$18,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
40593942	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$345.03	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$710.23	10.820%	181	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	12/xx/2022	$25,145.79	Not Applicable	9.820%	$213.01	12/xx/2022	Financial Hardship	Review of the updated title report dated 12/xx/2022, the subject mortgage was originated on xx
The chain of assignment is complete. The loan is currently assigned with xx.
There is credit card judgment against the borrowers xx
The annual combined taxes for the year of 2022 have been paid in the amount of $338.13.
No prior year’s delinquent taxes have been found.
According to payment history as of 11/xx/2022, the borrower is current with the loan and the next due date for the payment is 1/xx/2023. The last payment was received on 10/xx/2022 in the amount of $465.00. The current P&I is $213.01 & PITI is $465.00. The stated current rate is 9.820%. The UPB is $xx.	Collections Comments:The current status of the loan is in collection.
According to the payment history as of 11/xx/2022, the borrower is current with the loan and the next due date is 01/xx/2023. The last payment was received on 10/xx/2022 in the amount of $465.00 (PITI) which was applied for the due date of 12/xx/20220. The monthly P&I is in the amount of $213.01 with an interest rate of 9.820%. The current UPB is reflected in tape for the amount of xx
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
As per collection comment dated 06/xx/2022, the reason for the borrower's default is unemployment or a decrease in income due to COVID-19.
As per comment dated 06/xx/2022, the borrower is active on forbearance plan.
No evidence has been found regarding litigation and contested matter.
No information has been found related damage or repairs.
As per servicing comment dated 06/xx/2022, the subject property is owner occupied.
As per servicing comment dated 06/xx/2022, the borrower's income was impacted due to Covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan was modified on 12/xx/2022. The new modified principal balance is xx and the borrower has promised to pay monthly payment of $213.01 with the rate of interest of 9.820%. The payment began on 12/xx/2022 and is to be ended on the stated maturity date of 6/xx/2057.	Credit Application	Field: Borrower #1 Middle Name Loan Value: xx Tape Value: xx |---| |----| Comment: xx Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: xx   Variance: 1102 (Days)   Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: 6/xx/2022   Tape Value: 1/xx/2022   Variance: 155 (Days)   Variance %:    Comment: 6/xx/2022   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx   Tape Value: xx   Variance: -5507 (Days)   Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: Not Applicable   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent   Loan Value: 5   Tape Value: 6   Variance: -1   Variance %: -16.66666%   Comment: 5   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: 74.855%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000000000000000M044444   Tape Value: CC33333C33CN3C3CCCCCCC36   Variance:    Variance %:    Comment: M0000000421M0M00111MM000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444440M00000000000000000   Tape Value: 63CCCCCCC3C3NC33C33333CC   Variance:    Variance %:    Comment: 000MM11100M0M1240000000M   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 6/xx/2057 Tape Value: 4/xx/2025 Variance: 11749 (Days) Variance %: Comment: 6/xx/2057 Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 (loan application) is missing from the loan file."
* Property is Manufactured Housing (Lvl 2)     "Home is affixed. As per appraisal located at “xx" the subject property is a manufactured home. The ALTA 7 endorsement is not attached with the final title policy. The legal description attached with the subject mortgage does not show VIN/Serial Number. The affidavit of affixation available which located at “xx” shows VIN# xx. Further details not provided."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
71931062	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$717.00	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$691.84	9.430%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 12/xx/2022, the subject mortgage was originated on xx The chain of assignment has been completed. Currently, the assignment is with xx. Its successors and assigns. No active judgments or liens have been found. Annual city and county taxes of 2021 are paid in the total amount of $781.74 on 03/xx/2022 and 03/xx/2021. Annual city and county taxes of 2022 are due in the amount of $717. No prior year delinquent taxes have been found.	According to the payment history as of 11/xx/2022, the borrower is currently delinquent for 21 months and the next due date is 02/xx/2021. The last payment was received on 01/xx/2021 in the amount of $540.30 which was applied for due date 01/xx/2021. The current P&I is $540.30 and current PITI is $540.30 with an interest rate of 6.996%. The current UPB reflected as per the payment history is $xx.	Collections Comments:The loan is in collection.
According to the payment history as of 11/xx/2022, the borrower is currently delinquent for 21 months and the next due date is 02/xx/2021. The last payment was received on 01/xx/2021 in the amount of $540.30 which was applied for due date 01/xx/2021. The current P&I is $540.30 and current PITI is $540.30 with an interest rate of 6.996%. The current UPB reflected as per the payment history is $xx.
As per comment dated 07/xx/2022, the borrower’s income is impacted by covid-19. The servicer provided FB plans that ran and were extended several times from 03/xx/2021 to 05/xx/2022.
According to collection comment 06/xx/2022, the property was affected by natural disaster. Further details not provided.
As per BPO report dated 03/xx/2020, (located at “xx”), the roof of the subject property was damaged and the cost of repairs was $xx. However, the latest BPO report dated 07/xx/2022, (located at “xx”) does not show any damages to subject property. Further details not provided.
There is no indication of post-closing bankruptcy or foreclosure proceedings.

Update: No any additional information found in recent collection comments.
As per the servicing comment dated 03/xx/2023, the reason for default is curtailment of income.
The collection comment history is incomplete. The collection comments are available from 02/xx/2023 to 06/xx/2024. We are missing the latest 24 months of collection comments for review. The collection comments are missing from 07/xx/2022 to 01/xx/2023.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Initial 1003_Application	Field: Borrower's Income is impacted by Covid-19? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $678.34   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: 12/xx/2007   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: 2/xx/2007   Tape Value: 2/xx/2021   Variance: -5114 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000044444444   Tape Value: CCCCCCCCC36N9CCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444440000000000000000   Tape Value: CCCCCCCCC9C9N63CCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 2/xx/2037   Tape Value: 12/xx/2036   Variance: 62 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Yes Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from loan documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the brokerage/finder fee test.
The mortgage loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. Under the Tennessee Rules and Regulations, brokerage fee is synonymous with finder fee.
Any brokerage/finder fee of more than 2% of the principal amount of the loan will be presumed to be unfair and unreasonable and shall be grounds to revoke the license or registration of such licensee or registrant, unless such licensee or registrant can provide evidence showing that such fee constitutes fair and reasonable compensation."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "The loan data is $xx and comparison data is $xx; hence, the variance is +$580.81.
Loan failed state regulations Brokerage/Finder fee test due to the mortgage loan charges a brokerage/finder fee that exceeds 2% of the total loan amount. The following fee was included in the test: Loan origination fee of 2,236,13."
* LTV or CLTV exceeds 104% (Lvl 2)     "Collateral Value used for Underwriting:  $xx Amount of Secondary Lien(s):  $0.00 Loan Amount: $xx  LTV = 104.767%."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from loan documents."
																																																																																								* ROR not hand dated by borrower(s) (Lvl 2) "ROR is not hand dated by the borrower."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$5,000.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
56329389	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,694.06	07/xx/2024	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$665.87	9.650%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	05/xx/2022	$92,163.31	Not Applicable	3.875%	$378.05	05/xx/2022	Financial Hardship	As per the review of the updated title report dated 12/xx/2022, the subject mortgage was originated on xx.
The chain of the assignment has been completed. Currently, the mortgage assignment is with xx.
No active judgments or liens have been found.
1st and 2nd installment taxes of 2021 have been paid in the amount of $1660.18.
1st installment county taxes of 2022 have been paid in the amount of $847.03.
2nd installment county taxes of 2022 have been due in the amount of $847.03.
No prior year’s delinquent taxes have been found.
As per the payment history as of date 11/xx/2022, the borrower has been delinquent for 29 months and the next due date is 6/xx/2020. The last payment was received on 3/xx/2020 in the amount of $761.38 (PITI) which was applied for the due date of 5/xx/2020. The monthly P&I is $665.87 with an interest rate of 9.150%. The current UPB is reflected in the amount of $xx.
Collections Comments:The loan is currently in foreclosure and the next due date is 6/xx/2020. The last payment was received on 3/xx/2020 in the amount of $761.38 (PITI) which was applied for the due date of 5/xx/2020. No bankruptcy evidence has been found.
According to the collection comments, the subject property is owner occupied. No damage or repairs have been found. As per the comment dated 1/xx/2021, the borrower’s income was impacted by covid. Forbearance plans ran and were extended several times from xx.

Foreclosure Comments:As per tape, the  foreclosure was initiated and complaint was filed but no evidence regarding foreclosure activity in loan file.
Bankruptcy Comments:Not Applicable	The modification agreement was made on 5/xx/2022 between the borrower xx. The new UPB is xx The borrower has promised to pay the P&I of $378.05 with the fixed interest rate 3.875%, beginning from 5/xx/2022. The maturity is 4/xx/2062.	Affiliated Business Disclosure Credit Application HUD-1 Closing Statement Initial Escrow Acct Disclosure Origination Appraisal Right of Rescission	Field: Borrower's Income is impacted by Covid-19? Loan Value: Yes Tape Value: No |---| |----| Comment: borrower income is impacted by covid-19 Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Foreclosure   Tape Value: REO   Variance:    Variance %:    Comment: Current legal status is Collection >=120 days   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $1716.68   Variance:    Variance %:    Comment: deferred balance amount is not available   Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: xx   Tape Value: xx   Variance: 29 (Days)   Variance %:    Comment: first payment date is 3/xx/2008   Tape Source: Initial   Tape Type:
Field: Mos Currently Delinquent   Loan Value: 27   Tape Value: 28   Variance: -1   Variance %: -3.57142%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per the Note, the original balance is $78159.51   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: original CLTV ratio is 52.46%   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: original standard LTV is 52.456%   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000044444444444444444444   Tape Value: CCCCCCCCCCNCCCCCCCCCCCCC   Variance:    Variance %:    Comment: Payment history string is 4MM4444444444444444444444   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 444444444444444444440000   Tape Value: CCCCCCCCCCCCCNCCCCCCCCCC   Variance:    Variance %:    Comment: Payment history string reversed 4444444444444444444444MM4   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 4/xx/2062 Tape Value: 1/xx/2038 Variance: 8856 (Days) Variance %: Comment: As per the mod, the maturity is 4/xx/2062. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 settlement statement along with fee itemization is missing from the loan documents."	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Notice of right to cancel is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
80805571	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$827.82	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$822.62	4.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	59.875%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of the updated title report dated 11/xx/2022, the subject mortgage was originated on xx
No assignment has been found. The subject mortgage is with the lender xx.
The annual combined taxes for the year of 2022 have been paid in the amount of $827.82.
No active judgments or liens have been found.
No prior year’s delinquent taxes have been found.

According to payment history as of 11/xx/2022, the borrower is current with the loan and the next due date for the payment is 12/xx/2022. The last payment was received on 11/xx/2022 in the amount of $965.94. The current P&I is $822.62 & PITI is $965.94. The stated current rate is 4.625%. The UPB is $xx.	Collections Comments:The loan is currently in performing.
According to payment history as of 11/xx/2022, the borrower is current with the loan and the next due date for the payment is 12/xx/2022. The last payment was received on 11/xx/2022 in the amount of $965.94. The current P&I is $822.62 & PITI is $965.94. The stated current rate is 4.625%. The UPB is xx.
The loan has not been modified since origination.
As per final 1003, borrower has been the owner of xx. for 20 years.
The loan was originated on 12/xx/2021 and covid-19 attestation is located at xx.
No details are available regarding the bankruptcy and foreclosure.
As per comment dated 10/xx/2022, the subject property was impacted due to disaster. Further details not provided.

Update:
No any additional information found in recent collection comments.
The collection comments are available from 08/xx/2022 to 11/xx/2022, 02/xx/2023 to 07/xx/2024. The collection comments are missing from 12/xx/2022 to 01/xx/2023.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Does Lender xx? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Stated Maturity Date Loan Value: 1/xx/2052 Tape Value: 2/xx/2052 Variance: -31 (Days) Variance %: Comment: Stated maturity date as per note is 1/xx/2052. However, tape data shows maturity date is 2/xx/2052. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal incomplete due to market condition addendum (1004MC) is missing from the loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Subject is NOO. Tape shows income miscalculation due to DU required 2 years of tax return for self-employed income but underwriter used only 1 year. Using 2 years income results in a revised DTI of xx and DU is Refer with Caution."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
89941286	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$12,324.54	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,985.78	4.500%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	801	Not Applicable	44.798%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/xx/2022, the subject mortgage was originated xx

There is no chain of assignment as the subject mortgage is with the original lender.

There is an active mortgage which was originated on xx

The county first & second installments taxes for xx were due in the total amount of xx.	According to the payment history as of 11/xx/2022, the borrower is current with the loan & the next due date for payment is 12/xx/2022. The last payment was received on 11/xx/2022 in the amount of $xx (P&I) which was applied for the due date of 11/xx/2022. The UPB is $xx.	Collections Comments:As per the review of collection comments, the current status of loan is performing. According to the payment history as of 11/xx/2022, the borrower is current with the loan & next due for 12/xx/2022. The UPB is xx No post-closing bankruptcy & foreclosure activity has been found. The loan has not been modified since origination. According to 1003, the borrower has been working as a project manager at xx Consulting for 60 months. The covid-19 attestation is available at “xx”. The current condition and occupancy of the subject property not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -6 (Days)   Variance %:    Comment: Note doc date is xx   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Change in Rate/Term   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Purpose of refinance is Change in rate/term.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Refinance   Tape Value: Cash Out   Variance:    Variance %:    Comment: Purpose of Transaction per HUD-1 is Refinance.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 5/xx/2052   Tape Value: 6/xx/2052   Variance: -31 (Days)   Variance %:    Comment: Stated maturity date is 05/xx/2052.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Property type is PUD. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan approved at xx Tape shows lender did not verify business was in existence and did not perform basic review on altered invoices submitted from BWR. Lender defect, unable to calc ATR."
* Qualified Mortgage DTI exceeds 43% (Lvl 4) "This loan failed the qualified mortgage DTI threshold test as it has a qualified mortgage DTI of 44.798%. The borrower’s income is $xx and total expenses are in the amount of $xx. The loan was underwritten by DU (xx), and its recommendation is "approve/ineligible" with a DTI of xx	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx does not reflects points-loan discount fee. However, post CD dated 04/xx/2022 reflects points-loan discount fee at $xx. This is an increase in fee of xx for charges that cannot increase. Valid COC for the increase in fee is available. However, COC is not getting tested due to loan failing TRID delivery and timing test."
* LE/CD Issue date test Fail (Lvl 3)     "Loan failed ComplianceEase delivery and timing test for revised CD dated xx Document tracker is missing and 3 business days were added to get receipt date xx which is after the consummation date xx
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8533968	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,149.62	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,519.29	6.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	44.163%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 11/xx/2022, the subject mortgage was originated on xx

There is no chain of assignment. Currently, the subject loan is with original xx
No active judgments or liens have been found.

1st and 2nd combined taxes of 2022 have been paid in the total amount of $xx.

No prior year delinquent taxes have been found.	According to the payment history as of 11/xx/2022, the borrower is current with the loan. The last payment was received on 11/xx/2022 which was applied for the due date of 11/xx/2022 and the next due date for payment is 12/xx/2022. The P&I is in the amount of $xx and PITI is in the amount of $xx. The UPB reflected as per the payment history is in the amount of $xx.

Collections Comments:According to servicing comments, the current status of the loan is performing.

According to the payment history as of 11/xx/2022, the borrower is current with the loan. The last payment was received on 11/xx/2022 which was applied for the due date of 11/xx/2022 and the next due date for payment is 12/xx/2022. The UPB reflected as per the payment history is in the amount of $xx.

The loan has not been modified since origination.

The loan was originated on 9/xx/2022. The covid-19 attestation is located at “xx”.

As per the 1003, the borrower has been owner of “xx” for 9 years.

No comment pertaining to the damage on the subject property has been observed.

No foreclosure activity has been found.

No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx Comment: Tape Source: Initial Tape Type:
Field: Does Lender xx?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Tape shows loan was approved as OO but may be NOO. BWR is a real estate investor, subject is only 19 minutes from other property and lease agreement in file is from subject BWR. Elevated for client review."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan approved at 45%. Tape show gift letters have been altered; two copies of the same gift letter with different relationship of the donor, lease agreement in the file from our borrower is with tenant being SapirBNB and registered agent with SapirBNB is the borrower. Based on the interested parties the lease agreement is invalid and excluding the gift and income from leased property pushes the DTI higher. Borrower defect, unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.163%, the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by LP (xx) and its recommendation is “Accept” with a DTI of 44.163%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
8592952	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,964.08	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,725.59	2.750%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	656	686	48.945%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report dated 12/xx/2022, the subject mortgage was originated on xx
No chain of assignments found.
No active liens and judgments have been found.

County taxes of 2022 have been paid in the amount of $1964.08 on 2/xx/2022, and 6/xx/2022.
As per the payment history as of date 11/xx/2022, the borrower is current with the loan and next due date is 11/xx/2022. The last payment was received on 10/xx/2022 in the amount of $1725.59 for the due date of 10/xx/2022. The current P&I is $1725.59 with an interest rate of 2.750%. The current UPB reflected as per the payment history is $xx.	Collections Comments:The loan is performing.
As per the payment history as of date 11/xx/2022, the borrower is current with the loan and next due date is 11/xx/2022. The last payment was received on 10/xx/2022 in the amount of $1725.59 for the due date of 10/xx/2022. The current P&I is $1725.59 with an interest rate of 2.750%. The current UPB reflected as per the payment history is xx
No information has been found regarding the foreclosure and bankruptcy.
According to the collection comments, the subject property is owner occupied. No damage or repairs have been found.
Covid-19 attestation is located at “xx”.
Currently, the borrower has been working at xx for 1 year.

Update:
No any additional information found in recent collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance HUD-1 Closing Statement Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx Comment: As per calculation. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: Yes   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per calculation.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx   Tape Value: xx   Variance: 612 (Days)   Variance %:    Comment: Last payment received date is 10/xx/2022.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -4 (Days)   Variance %:    Comment: As per document.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: As per calculation.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 8/xx/2051 Tape Value: 10/xx/2051 Variance: -61 (Days) Variance %: Comment: As per document. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final CD is missing from the loan document."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is VA cash-out refinance and tape shows loan does meet GNMA seasoning period requirement of 210 days."
* MI, FHA or MIC missing and required (Lvl 3)     "This loan is VA. The required loan guaranty certificate is missing from loan document."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from loan document."
																																																																																							* Missing proof of hazard insurance (Lvl 3) "Hazard insurance is missing from the loan file."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.945%, the borrower’s income was $7158.50 and total expenses were in the amount of $3503.74 and the loan was underwritten by DU (xx) and its recommendation is “Approve/Eligible” with a DTI of 48.95%."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
85964010	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$797.97	$797.97	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,850.46	2.750%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Not Applicable	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 12/xx/2022 shows that the subject mortgage was originated on xx
The subject mortgage is with original lender xx.
No active judgments or liens have been found.
Annual county taxes for 2022 are delinquent in the amount of $797.97 which are good through 12/xx/2022.
According to the payment history as of 12/xx/2022, the borrower is current with the loan and the next due date for payment is 12/xx/2022. The last payment was received on 12/xx/2022 in the amount of $xx which was applied for 11/xx/2022. The P&I is $xx and PITI is $xx. The UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The loan is performing.
The borrower is current with the loan and the next due date for payment is 12/xx/2022. The last payment was received on 12/xx/2022 in the amount of $xx which was applied for due date of 11/xx/2022.
The borrower xx has been working at xx for 7 months. Covid-19 attestation is available in loan file located at "xx".
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Does Lender xx? Loan Value: Not Applicable Tape Value: Yes |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: 7/xx/2024   Tape Value: 11/xx/2022   Variance: 609 (Days)   Variance %:    Comment: According to the payment history as of 12/xx/2022, the borro2wer is current with the loan and the next due date for payment is 12/xx/2022. The last payment was received on 12/xx/2022   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: -5 (Days)   Variance %:    Comment: Note reflects note date as xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Collateral Value used for Underwriting: $xx Amount of Secondary Lien(s): xx.   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 9/xx/2050 Tape Value: 11/xx/2050 Variance: -61 (Days) Variance %: Comment: Note reflects maturity date as 9/xx/2050. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the non-numeric clerical error and post-consummation revised closing disclosure delivery date test due to the post-consummation reason for re disclosure is "non-numeric clerical error" and the post-consummation revised closing disclosure delivery date is more than 60 calendar days after the consummation date, or closing / settlement date."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed initial LE estimate delivery and timing test. Initial LE dated 07/xx/2020 delivered on 07/xx/2020 which is more than 3 business days from initial application date 07/xx/2020."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is VA IRRRL streamline refinance and tape shows loan does meet seasoning period requirement of 210 days on the loan."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
95844819	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,418.97	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,413.93	5.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	782	787	48.726%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 12/xx/2022, the subject mortgage was originated on xx
The chain of the assignment has not been provided. However, the current assignment is with an original lender is “xx".
No active judgments or liens have been found.
County 1st and 2nd installment tax of 2021/2022 have been paid in the total amount of xx respectively.
No prior year’s delinquent taxes have been found.	According to the payment history as of 11/xx/2022, the loan is currently performing and the next due date for payment is 12/xx/2022. The last payment was received on 11/xx/2022 in the amount of $xx which was applied for due date as 11/xx/2022. The current P&I is in the amount of $xx and current PITI is in the amount of $xx with an interest rate of 5.125%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the loan is in performing.

According to the payment history as of 11/xx/2022, the loan is currently performing and the next due date for payment is 12/xx/2022. The last payment was received on 11/xx/2022 in the amount of $xx which was applied for due date as 11/xx/2022. The current P&I is in the amount of $xx and current PITI is in the amount of $xx with an interest rate of 5.125%. The current UPB reflected as per the payment history is in the amount of xx
The subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.
There is no evidence regarding the bankruptcy and foreclosure in the loan file.
The loan was originated on 08/xx/2022. Covid-19 attestation is available at Herron loan file.pdf pg# xx.
As per final application, the borrower xx for 5.6 years.

Update:
No any additional information found in recent collection comments.
The collection comments are available from 08/xx/2022 to 11/xx/2022, 02/xx/2023 to 07/xx/2024. The collection comments are missing from 12/xx/2022 to 01/xx/2023.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value:xx Comment: Borrower Income : xx Total Expenses :xx. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Housing ratio per U/W (Initial Rate) is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx  Tape Value: xx   Variance:    Variance %:    Comment: Property address is xx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Stated Maturity Date Loan Value: 9/xx/2052 Tape Value: 11/xx/2052 Variance: -61 (Days) Variance %: Comment: Stated maturity date is 9/xx/2052. However, seller tape shows 11/xx/2052. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan was approved at xx Tape shows income used for qualification is not supported and recalculated income pushes DTI to xx Lender defect, unable to calc ATR."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.72%, the borrower’s income was $xx and total expenses are in the amount of $xx and the loan was underwritten by LP (xx) and its recommendation is Accept with a DTI of 49.00%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
62620487	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,300.73	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,315.78	5.125%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	671	Not Applicable	47.536%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 12/xx/2022, the subject mortgage was originated on xx
No chain of assignments have been found. The subject mortgage is with the lender xx.
No active liens and judgments have been found.
Annual county taxes for the year of 2022 have been paid in the amount of $1300.73.
No prior year delinquent taxes have been found.
As per the payment history as of 12/xx/2022, the borrower is current with the loan and the next due date is 01/xx/2023. Last payment was received on 12/xx/2022 in the amount of $2845.76. Current P&I is $2315.78 and the interest rate of 5.125%. The principal curtailment for the amount of $xx was made on 11/xx/2022. The new UPB is $xx.	Collections Comments:The loan present status is performing.
As per the payment history as of 12/xx/2022, the borrower is current with the loan and the next due date is 01/xx/2023. Last payment was received on 12/xx/2022 in the amount of $2845.76. Current P&I is $2315.78 and the interest rate of 5.125%. The principal curtailment for the amount of $xx was made on 11/xx/2022. The new UPB is $xx.
Covid-19 attestation document is located at "xx".
No foreclosure activity has been found.
No bankruptcy details have been found.
Subject property occupancy is unable to be determined. No damage and repairs have been found.
As per the final 1003, the borrower is working at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx Comment: N/A Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx  Tape Value: xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Does Lender xx?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 6/xx/2024   Tape Value: 11/xx/2022   Variance: 607 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Seller tape shows LTV is xx as per xx document xx   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 10/xx/2052 Tape Value: 12/xx/2052 Variance: -61 (Days) Variance %: Comment: Seller tape shows stated maturity date is 12/xx/2052 as per Note document 10/xx/2052 Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 08/xx/2022 does not reflect Survey Fee. However, CD dated 09/xx/2022 reflects Survey fee at $500. This is an increase in fee of $500.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

This loan has failed Charges That Cannot Increase Test, because Initial LE dated 08/xx/2022 shows Points - Loan Discount Fee at $xx and Transfer Taxes at $xx; however, Final CD dated 09/xx/2022 shows Points - Loan Discount Fee at $5103.78 and Transfer Taxes at $2339.53 This is a fee increase of $xx for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows issue as a dismissed chapter 13 bankruptcy and unacceptable payment plan pay history."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.536% as the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of 47.54%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
90135779	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,409.64	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,574.59	3.750%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	615	Not Applicable	47.137%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 12/xx/2022 shows that the subject mortgage was originated on xx

The chain of assignment has been completed.

No active judgments/liens have been found in the updated title report against the borrower/subject property.

1st county taxes of 2022 are paid off in the amount of $704.82 on 02/xx/2022.

2nd county taxes of 2022 are paid off in the amount of $704.82 on 06/xx/2022.

No prior year delinquent taxes have been found in the updated title report.	Review of the payment history dated as of 12/xx/2022 reveals that the loan is performing. The last payment was received in the amount of $xx on 12/xx/2022. The next due date is 01/xx/2023. Current UPB as of date reflected in the provided payment history is in the amount of $xx and current interest rate as per payment history is 3.750%.	Collections Comments:Currently, the loan is performing.

Review of the payment history dated as of 12/xx/2022 reveals that the loan is performing. The last payment was received in the amount of $xx on 12/xx/2022. The next due date is 01/xx/2023. Current UPB as of date reflected in the provided payment history is in the amount of xx and current interest rate as per payment history is 3.750%.

  As per the application the borrower is a pensioner.

  The covid-19 attestation is located at Gardiner loan file.pdf Page# xx.

  Information on the foreclosure proceedings is not available.

Information on the bankruptcy proceedings is not available.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as the borrower’s income is xx and total expenses are in the amount of xx and the loan was underwritten by AUS (xx) and its recommendation is “Refer/Eligible” with a DTI of xx	* Loan does not conform to program guidelines (Lvl 3) "Subject loan is VA cash-out refinance and tape shows loan does not GNMA seasoning period requirement of 210 days."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* MI, FHA or MIC missing and required (Lvl 2) "This loan is VA. The loan was originated on xx as a VA loan with case# xx. MI certificate is missing from the loan file."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
49094330	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,773.44	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,387.16	5.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	31.465%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 12/xx/2022, the subject mortgage was originated on xx

There is no chain of assignment. Currently, the assignment is with original lender xx
There is an active mortgage which was recorded prior to the subject mortgage. The prior mortgage was recorded on xx

1st county taxes of 2022 have been paid in the amount of $xx.

2nd county taxes of 2022 are due in the amount of $xx.

No prior year delinquent taxes have been found.
According to payment history as of 12/xx/2022, the borrower is current with the loan and the next due date for payment is 1/xx/2023. The last payment was received on 12/xx/2022 in the amount of $xx which was applied for due date 12/xx/2022. The current P&I is $xx and current PITI is $xx with an interest rate of 5.875%. The current UPB reflected as per the payment history is $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of 12/xx/2022, the borrower is current with the loan and the next due date for payment is 1/xx/2023. The last payment was received on 12/xx/2022 in the amount of $xx which was applied for due date 12/xx/2022. The current P&I is $xx and current PITI is $xx with an interest rate of 5.875%. The current UPB reflected as per the payment history is xx

As per final application, the borrower xx has been working at “xx" for 15 years.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 5 Tape Value: xx Comment: Age of loan is 7. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: The borrower’s income is xx and total expenses are in the amount of xx So calculated DTI ratio is xx   Tape Source: Initial   Tape Type:
Field: Does Lender xx?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: Alternative   Variance:    Variance %:    Comment: Documentation type is Full Documentation.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Collateral Value used for Underwriting: xx Loan Amount: xx LTV= xx Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject approved at xx Tape shows UW is unable to verify borrower’s income accurately due to not being able to distinguish deposits made into the business account as personal and business income. As a result of excluding this income DTI rises higher. Lender defect, unable to calc ATR."	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated 03/xx/2022 reflects Points - Loan Discount fee at $xx. However, final CD dated 05/xx/2022 reflects Points - Loan Discount fee at $xx. This is an increase in fee of +$114.06 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 6.128% exceeds APR threshold of 5.420% over by +0.708%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed higher-priced mortgage loan test due to APR calculated 6.147% exceeds APR threshold of 5.420% over by +0.727%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
25398416	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,457.74	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,074.69	5.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	734	734	49.274%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 12/xx/2022 reflects that the subject mortgage was originated onxx
No chain of assignment has been found. Currently, the mortgage assignment is with xx
No active liens and judgments have been found against the borrower and the property.
2nd half county taxes of 2022/2023 are due on 12/xx/2022 in the amount of $2420.17.
Annual utilities charges of 2022 are due on xx in the amount of xx.
No prior year’s delinquent taxes have been found.
According to a review of the payment history as of 12/xx/2022, the loan is currently performing and the next due date for the regular payment is 1/xx/2023. The last payment was received on 12/xx/2022 total in the amount of PITI $xx which includes P&I $xx with the rate of interest 5.375%, which was applied for the due date of 12/xx/2022. The UPB reflected in the latest payment history is in the amount of $xx. Principal curtailment was made on 9/xx/2022 in the amount of $23.00.	Collections Comments:According to the review of the servicing comments, the current status of loan is performing. The next due date for the regular payment is 1/xx/2023. The UPB reflected in the latest payment history is in the amount of xx
No comments have been found regarding reason for default.
Covid-19 attestation located at “xx”.
The borrower “xx” has been working at xxr for 40 months.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 5 Tape Value: xx Comment: NA Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: update as per 1008.   Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: update as per note. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan approved at xx Tape shows miscalculation of income which may push DTI from xx. Lender defect, unable to calc ATR."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.274% as the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by LP (xx) and its recommendation is “Accept” with a DTI of 49.00%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
4639124	xx	xx			561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$3,320.17	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,276.78	6.500%	360		xx	xx		Conventional	Fixed		Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	648	Not Applicable	47.454%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
According to the updated title report dated 12/xx/2022, the subject mortgage was originated on xx
There is no chain of assignment as the subject mortgage is with the original lender xx
No active judgments or liens found.
Annual property taxes for the year 2022 were paid on 9/xx/2022 in the amount of $xx without any prior delinquency.
According to payment history as of 12/xx/2022, the borrower is current with the loan. The last payment received on 12/xx/2022 which is applied on 12/xx/2022. The next due date for payment is 1/xx/2023. The P&I is in the amount of $xx and PITI is in the amount of $xx. The UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The current status of loan is performing.
According to payment history as of 12/xx/2022, the borrower is current with the loan. The last payment received on 12/xx/2022 which is applied on 12/xx/2022. The next due date for payment is 1/xx/2023. The P&I is in the amount of $xx and PITI is in the amount of $xx. The UPB reflected as per the payment history is in the amount of xx
The covid-19 attestation is located at "xx".
No evidence has been found regarding bankruptcy and foreclosure.
No evidence of damage or repairs has been found.
No evidence has been found regarding COVID-19.
As per 1003, the borrower is owner of "xx" for 4.2 years.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 5 Tape Value: xx Comment: updated as per review. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Does Lender xx?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: Alternative   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: updated as per review. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject approved at xx Tape shows missing access letter for business account, March / April statements missing, proof of sufficient funds to close and recalculated income pushes DTI to xx Lender defect, unable to calc ATR."
* Qualified Mortgage DTI exceeds xx (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx the borrower’s income is xx and total expenses are in the amount of xx and Latest AUS report is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan failed GSE (Fannie Mae public guidelines) QM APR test due to APR calculated 6.828% exceeds APR threshold of 6.480% over by +0.348%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS report is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* Compliance Testing (Lvl 2) "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 6.828% exceeds APR threshold of 5.730% over by +1.098%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

Loan failed qualified mortgage test due to APR calculated 6.828% exceeds APR threshold of 6.480% over by +0.348%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed higher-priced mortgage loan test due to APR calculated 6.843% exceeds APR threshold of 5.730% over by +1.113%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
47305693	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,079.96	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,430.09	5.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	737	762	12.393%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated 12/xx/2022 shows that the subject mortgage was originated on xx

No chain of assignment has been found. Currently, the mortgage is with original lender “xx”.

No active judgments or liens have been found.

No delinquent taxes have been found for the prior year.
According to the payment history as of 12/xx/2022, the borrower is current with the loan. The next due date is 1/xx/2023. The last payment was received on 12/xx/2022 in the amount of $xx with an interest rate 5% which was applied for the due date of 12/xx/2022. The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 12/xx/2022, the borrower is current with the loan. The next due date is 1/xx/2023. The last payment was received on 12/xx/2022 in the amount of $xx with an interest rate 5% which was applied for the due date of 12/xx/2022. The current UPB is xx
No foreclosure and bankruptcy evidence has been found.
The loan was originated on 5/xx/2022. Covid-19 attestation is available in loan file which is located at "xx".
As per final loan application, the borrower has been working at “xx” for 396 months. However, the position/job type of employment is unable to be determined.
No evidence has been found regarding current condition and occupancy of the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 5 Tape Value: xx Comment: Note document reflects age of loan as 5. Tape Source: Initial Tape Type:
Field: Does Lender xx?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: xx   Variance %: xx   Comment: Collateral Value used for Underwriting: xx Amount of Secondary Lien(s): $0. Loan Amount: xx LTV/CLTV = xx   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Note document reflects property address as xx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Appraisal report reflects subject property type as PUD. Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan approved at 12.393%. Tape shows LP needs to be re-run and borrower SE income needs to be corrected to $17690.92 which pushes DTI from 12.393 to 16.70%. Lender defect but income within tolerance."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
71658081	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,701.67	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,151.24	4.750%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	603	663	46.755%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 12/xx/2022, the subject mortgage was originated on xx. The chain of assignment has been completed. Currently, the assignment is with xx. There is a prior credit card judgment against the borrower in favor of xx. 2nd installments county taxes of 2022/2023 are due on 12/xx/2022 in the amount of $xx.	According to the payment history as of 11/xx/2022, the borrower is current with the loan. The last payment was received on 11/xx/2022 which was applied for the due date of 11/xx/2022 and the next due date for payment is 12/xx/2022. The P&I is $xx, the PITI is $xx, and the UPB is $xx.	Collections Comments:As per the comment history, the current status of the loan is performing. According to the payment history as of 11/xx/2022, the borrower is current with the loan. The last payment was received on 11/xx/2022 which was applied for the due date of 11/xx/2022 and the next due date for payment is 12/xx/2022. The P&I is $xx, the PITI is $xx, and the UPB is $xx. No foreclosure activity has been found. No details are available regarding the bankruptcy. No evidence has been found regarding damage or repairs. As per the 1003, the borrower has been working at xx for 10 years. The loan was originated on 9/xx/2022. The covid-19 attestation is located at “xx”.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: xx Comment: Tape Source: Initial Tape Type:
Field: Does xx?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: FHA   Tape Value: Conventional   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: xx Variance %: xx Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "The subject loan is an FHA Purchase. Tape shows the loan has got subordinate financing of $xx through “xx” for FTHB towards closing of the loan. However, as per the FHAC guidelines, FHA requires the subordinate loan to be processed as a gift when LP was run. When LP was run by submitting them as gift, LP returned as “Refer” and as result the loan is uninsurable."
* MI, FHA or MIC missing and required (Lvl 3)     "FHA MI certificate is missing from the loan file."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan file."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "This loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47% as the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by LP (x) and its recommendation is “Accept” with the DTI of xx.		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
10012212	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,718.00	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,554.65	3.250%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	47.532%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 12/xx/2022 shows that the subject mortgage was originated on xx.

There is no chain of assignment as the subject mortgage is with the original lender xx.
No active liens and judgments have been found against borrower and property.

There are no prior year real estate delinquent taxes.
According to the payment history as of 12/xx/2022, the borrower is current with the loan. The last payment was received on 12/xx/2022, which was applied for the due date of 12/xx/2022 and the next due date for payment is 01/xx/2023. The current P&I is $xx and current PITI is $xx. The current UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 12/xx/2022, the borrower is current with the loan. The last payment was received on 12/xx/2022, which was applied for the due date of 12/xx/2022 and the next due date for payment is 01/xx/2023. The current P&I is $xx and current PITI is $xx. The current UPB reflected as per the payment history is xx
As per 1003, the subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence of damage or repairs has been found.
No evidence has been found regarding COVID-19.
As per 1003, the borrower xx has been working at xx for 3 months.
 The covid-19 attestation is available at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 17 Tape Value: xx Comment: NA Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -xx   Variance %: -xx   Comment: Final application reflects borrower DTI ratio percent as xx   Tape Source: Initial   Tape Type:
																																																																																				Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Subject is NOO and closed with appraised value of xx However, tape shows that as per latest BPO report property value has come down to xx Elevated for client review."	* Loan does not conform to program guidelines (Lvl 3) "Subject approved as NOO. Tape shows lease agreement for rental property is missing and excluding the rental income DTI increases from 47.532% to 57.55%."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
66147806	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$7,476.26	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,171.65	4.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	42.542%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of the updated title report dated 12/xx/2022, the subject mortgage was originated on 03/xx/2022 which is held by xx
There is prior IRS lien has been found against the xx
There is an active notice of special tax lien against the subject property by Board Secretary of the xx.
The 1st installment county taxes for the year of 2022/2023/2021 supplemental/2022 supplemental have been paid in the total amount of $xx.
The 2nd installment county taxes for the year of 2022/2023/2021 supplemental/2022 supplemental have been due in the total amount of $xx.
No prior year’s delinquent taxes have been found.	According to payment history as of 1/xx/2023, the borrower is current with the loan and the next due date for the payment is 2/xx/2023. The last payment was received on 1/xx/2023 in the amount of $xx. The current P&I is $xx & PITI is $xx. The stated current rate is 4.250%. The UPB is $xx.	Collections Comments:The loan is currently performing.
According to payment history as of 1/xx/2023, the borrower is current with the loan and the next due date for the payment is 2/xx/2023. The last payment was received on 1/xx/2023 in the amount of $xx. The current P&I is $xx & PITI is $xx. The stated current rate is 4.250%. The UPB is $xx.
The loan was originated on 03/xx/2022 and covid-19 attestation is located at xx.
As per final 1003, borrower has been working at xx for 121 months.
The property is in good condition.
There is no post-origination bankruptcy record.
No evidence has been found regarding the foreclosure proceedings on the subject property in the available servicing comments.
Further details not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Original Note Doc Date Loan Value: xx Tape Value: xx Comment: Tape Source: Initial Tape Type:	3: Curable	* Assets do not meet guidelines (Lvl 3) "Cash to close required at closing is $xx and tape shows that the investment assets with xx and xx totaling $xx were used for closing; however, evidence of liquidation is required if value of stock/bond assets is at least 20% greater than amount needed for closing. Also, document source the deposit of $xx on 1/xx/2022 is missing from the loan documents. File shows BWR wire transfer at closing for $xx."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
90073941	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$974.83	$1,911.42	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,230.95	6.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	16.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	46.058%	First	Final policy	Not Applicable	$8,000.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 12/xx/2022, the subject mortgage was originated on xx.

There is no chain of assignment as the subject mortgage is with the original lender.

There is an active mortgage was originated on xx

County 1st installment taxes for 2022 are delinquent in the amount of $974.83 which were good through till 12/xx/2022. 2nd installment taxes of 2022 are due in the amount of $955.71 on 05/xx/2023.	According to the payment history as of 12/xx/2022, the borrower is current with the loan. The last payment was received on 12/xx/2022 which was applied to 12/xx/2022. The next due date is 01/xx/2023. The borrower pays the P&I in the amount of $xx and PITI in the amount of $xx. The current UPB reflected is in the amount of $xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of 12/xx/2022, the borrower is current with the loan. The next due date is 01/xx/2023. The current UPB reflected is in the amount of xx There are no comments indicating that the borrower’s income was impacted by COVID-19. No comments have been found regarding the subject property condition. The covid-19 attestation is available in the loan files at “xx”. As per the final loan application, the borrower has been working at xx for 4.4 years.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Subject loan approved at 46.06%. Tape shows credit report dated 6/xx/2022 is more than 120 days old at closing and is expired."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds xx (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of xx as the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of xx.		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
54097724	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,159.52	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,022.18	5.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	749	Not Applicable	49.688%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 12/xx/2022 shows that the subject mortgage was originated on xx
The chain of the assignment is completed as the current assignment is with Finance of xx.
No active judgments or liens have been found.
Taxes of 2023 are due in the total amount of $xx on 2/xx/2023 and 5/xx/2023.
Utility charges of 2022 have been delinquent in the amount of xx which were good through 12/xx/2022.	According to the payment history as of 12/xx/2022, the borrower is current with the loan and the last payment received date is unavailable and the next due date is 12/xx/2022. The P&I is $xx and PITI is $xx. The UPB is $xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing. According to the payment history as of 12/xx/2022, the borrower is current with the loan and the last payment received date is unavailable and the next due date is 12/xx/2022. The P&I is $xx and PITI is $xx. The UPB is xx
The COVID-19 attestation is located at “xx”.
No comments have been found regarding bankruptcy in the latest servicing comments.
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not have details regarding the damage.
The borrower is an owner of xx for 11 years.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable			3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Subject approved as NOO. Tape shows loan has an early payment default. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
47615097	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,595.40	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,031.05	3.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	Yes	697	Not Applicable	48.347%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 12/xx/2022, the mortgage was originated on xx
Chain of assignment has been completed. Currently, the mortgage is with xx
There is a judgment in the amount of xx which was recorded prior to subject mortgage on xx.
1st, 2nd and 3rd installment combined taxes of 2022 have been paid in the amount of $4176.32.
4th installment combined taxes of 2022 have been due in the amount of $1419.08.
No prior year delinquent taxes have been found.
According to the payment history as of 1/xx/2023, the borrower is current with the loan and the next due date for the regular payment was 2/xx/2023. The last payment was received on 12/xx/2022 in the amount of $xx (PITI), which was applied for the due date of 1/xx/2023. The monthly P&I is $xx with an interest rate of 3.500%. The current UPB is $xx.	Collections Comments:The loan is currently in performing and the next due date is 2/xx/2023. The last payment was received on 12/xx/2022 in the amount of $xx (PITI), which was applied for the due date of 1/xx/2023. No repairs and damages have been found.
As per the 1003, the borrower xx. The covid attestation is available at “xx”.

Update: The comment dated 5/xx/2024 shows that the loan was paid in full in February. Also, the same comment shows that a payoff email was sent and payoff was made through 6/xx/2024 in the amount of xx Further details were not found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Original Note Doc Date Loan Value: xx Tape Value: xx Comment: Tape Source: Initial Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows FNMA had issue with appraisal comps; details not provided. Subject is in a xx. Review of appraisal shows all 4 comps are located in a nearby far superior high rise condo. Elevated for client review."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 3)     "Loan failed TILA Foreclosure Rescission Finance Charge Test due to finance charge disclosed on Final CD as $xx. Calculated finance charge is $xx for an under disclosed amount of -$148.00.

Loan failed TILA Foreclosure Rescission Finance Charge Test due to finance charge disclosed on Final CD as $xx. Calculated finance charge is $xx for an under disclosed amount of -$148.00.

Loan failed TILA Post-Consummation Revised Closing Disclosure Finance Charge Test due to finance charge disclosed on Post CD as $xx. Calculated finance charge is $xx for an under disclosed amount of -$148.00.

Loan failed TILA Post-Consummation Revised Closing Disclosure Foreclosure Rescission Finance Charge Test due to Finance charge disclosed on Post CD as $xx. Calculated finance charge is $xx for an under disclosed amount of -$148.00."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 5/xx/2021 does not reflect Mortgage Broker Fee. However, CD dated 8/xx/2021 reflects Mortgage Broker Fee at $xx. This is an increase in fee of $xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 5/xx/2021 reflects Transfer Taxes at $xx. However, CD dated 8/xx/2021 reflects Transfer Taxes at $xx. This is an increase in fee of $xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds xx (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.34% as the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by DU (xx) and its recommendation is “Approve/Eligible” with a DTI of xx.		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
6439778	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$3,960.55	$4,952.72	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,142.20	3.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	729	Not Applicable	40.619%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 12/xx/2022 the subject mortgage was originated on xx
The chain of assignment has been completed. Currently, the assignment is with xx
No active judgments or liens were found.
1st installment county taxes of 2022/2023 have been delinquent in the amount of $xx and good through date as of 12/xx/2022.
According to the payment history seller’s tape data as of 11/xx/2022, the borrower is currently delinquent for 3 months. The last payment received date is unable to be determined. The next due date is 8/xx/2022. The P&I is $xx, the PITI is $xx, and the UPB is $xx.	Collections Comments:The current status of the loan is in collections.
According to the payment history seller’s tape data as of 11/xx/2022, the borrower is currently delinquent for 3 months. The last payment received date is unable to be determined. The next due date is 8/xx/2022. The P&I is $xx, the PITI is $xx, and the UPB is $xx.
No foreclosure activity has been found.
No details are available regarding the bankruptcy.
No evidence has been found regarding damage or repairs.
As per the 1003, the borrower is working at xx
The loan was originated on 11/xx/2021. The covid-19 attestation is located at xx

Update:-
No any additional information found in recent collection comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing DU/GUS/AUS Missing or error on the Rate Lock Transmittal (1008)	Field: Original Note Doc Date Loan Value: xx Tape Value: xx |---| -4 (Days) |----| Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Subject NOO approved at 40.61%. Tape shows BWR had an undisclosed mortgage at closing and may push DTI higher."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS report is missing from the loan document."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Operating income statement is missing from loan documents."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
43815679	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,826.17	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,357.24	2.750%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	699	748	49.134%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 12/xx/2022, the subject mortgage was originated on xx

There is no chain of assignment as the subject mortgage is with the original lender.

There is a credit card judgment against the borrower in favor of the xx

There is a hospital lien against the borrower in favor of the xx in the amount of $xx which was recorded on 07/xx/2018.

County annual installment taxes for 2022 have been paid in the amount of $xx on 11/xx/2022. No prior year’s delinquent taxes have been found.	According to the seller’s tape data as of 11/xx/2022, the borrower is delinquent for 3 months with the loan. The last payment received date is unable to be determined. The next due date is 08/xx/2022. The borrower pays the P&I of $xx with an interest rate of 2.750%. The current UPB is $xx.	Collections Comments:The current status of the loan is in collections. According to the seller’s tape data as of 11/xx/2022, the borrower is delinquent for 3 months with the loan. The next due date is 08/xx/2022. The current UPB is $xx. The reason for default is unable to be determined. No evidences have been regarding the bankruptcy and foreclosure. There are no evidence indicating that the borrower’s income was impacted by COVID-19. No comments have been found regarding the subject property condition. The covid-19 attestation document is available in the loan file at xx. As per the final loan application, the borrower has been owner of xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Transmittal (1008)	Field: Original Note Doc Date Loan Value: xx Tape Value: xx |---| -4 (Days) |----| Comment: Note date is xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx reflects Points - Loan Discount Fee at $322.00. However, CD dated xx reflects Points - Loan Discount Fee at $xx. This is an increase in fee of $682.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan Fails GSE (Fannie Mae public guidelines) QM Points and Fees Test due to Fees charged $xx Fees threshold $xx Over By +$688.06.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $xx
Points - Loan Discount Fee paid by Borrower: $xx
Tax Service Fee paid by Borrower: $68.00

Loan Fails Qualified Mortgage Lending Policy Points and Fees Test due to Fees charged $xx Fees threshold $xx Over By +$688.06.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $xx
Points - Loan Discount Fee paid by Borrower: $xx
Tax Service Fee paid by Borrower: $68.00"
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan approved at DTI xx The tape shows that when undisclosed debt was included in the total debt calculation and the AUS was re-run, missing the required years tax returns and DTI may be over 53%. Lender defect, unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.13% as the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by DU xx and its recommendation is Approve/Eligible with a DTI of 49.13%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
59076838	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$21,457.55	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$4,924.55	5.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	674	Not Applicable	37.037%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 12/xx/2022, the subject mortgage was originated onxx

There is no chain of assignment. Currently, the assignment is with original lender xx

No active judgments or liens have been found.

1st and 2nd combined and school taxes of 2022 have been paid in the total amount of $xx.

No prior year delinquent taxes have been found.
According to payment history as of 12/xx/2022, the borrower is current with the loan and the next due date is 12/xx/2022. The last payment was received on 11/xx/2022 in the amount of $xx which was applied for due date 11/xx/2022. The current P&I is $xx and current PITI is $xx with an interest rate of 5.875%. The current UPB reflected as per the payment history is $xx.	Collections Comments:According to servicing comments, the loan is performing.

According to payment history as of 12/xx/2022, the borrower is current with the loan and the next due date is 12/xx/2022. The last payment was received on 11/xx/2022 in the amount of $xx which was applied for due date 11/xx/2022. The current P&I is $xx and current PITI is $xx with an interest rate of 5.875%. The current UPB reflected as per the payment history is $xx.

Covid-19 attestation is available at xx

As per final application, the borrower has been working at xx

The loan has not been modified since origination.

No comment pertaining to the damage on the subject property.
No foreclosure activity has been found.

No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "BWR approved at xx File shows BWR required to have xx to close. Tape shows repurchase defect that funds to close were not sourced. Review of file shows multiple $10K unsourced deposits. No further details provided. Lender defect, unable to calc ATR."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged $xx exceed fees threshold of $xx. Over by +$465.87.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $xx.
Points - Loan Discount Fee paid by Borrower: $xx.
Tax Service Fee paid by Borrower: $68.00.
Underwriting Fee paid by Borrower: $xx."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $xx exceed fees threshold of $xx Over by +$465.87.
The below fees were included in the test:
Mortgage Broker Fee (Indirect) $xx
Points - Loan Discount Fee paid by Borrower: $xx
Tax Service Fee paid by Borrower: $68.00
Underwriting Fee paid by Borrower: $xx"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement sign by borrower is missing from loan documents."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
80433570	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$4,708.44	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$7,350.57	5.125%	360	xx	xx	Conventional	ARM	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	782	785	36.772%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of the updated title report dated 12/xx/2022, the subject mortgage was originated on xx
There is prior mortgage against the subject property which was recorded on xx
No assignment has been found. The subject mortgage is with the lender xx
The annual combined taxes for the year of 2022 have been paid in the amount of $xx.
No prior year’s delinquent taxes have been found.
No active judgments or liens have been found.
According to payment history as of 12/xx/2022, the borrower is current with the loan and the next due date for the payment is 1/xx/2023. The last payment was received on 12/xx/2022 in the amount of $xx. The current P&I is $xx & PITI is $xx. The stated current rate is 5.125%. The UPB is $1,348,415.05.	Collections Comments:The loan is currently performing.
According to payment history as of 12/xx/2022, the borrower is current with the loan and the next due date for the payment is 1/xx/2023. The last payment was received on 12/xx/2022 in the amount of $xx. The current P&I is $xx & PITI is $xx. The stated current rate is 5.125%. The UPB is $1,348,415.05.
The loan was originated on xx and covid-19 attestation is located at xx
As per final 1003, borrower has been working at xx
There is no post-origination bankruptcy record.
No evidence has been found regarding the foreclosure proceedings on the subject property in the available servicing comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Loan Program Info Disclosure Missing or error on the Rate Lock	Field: Original Note Doc Date Loan Value: xx Tape Value: xx |---| -6 (Days) |----| Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Subject loan is the permanent take out of prior construction loan by a different lender. Tape shows defect that BWR drew xx against construction line in 9/22 to pay IRS back taxes with construction lender increasing prior construction loan by same amount. File shows confirmation of transaction. Review of appraisal shows issue over final valuation and large adjustments to get to $1.750M and appraiser license was unverified. Elevated for client review."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx reflects Appraisal Fee at $800.00. However, CD dated xx reflects Appraisal Fee at $880.00. This is an increase in fee of +$80.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx reflects Appraisal Re-Inspection Fee at $150.00. However, CD dated xx reflects Appraisal Re-Inspection Fee at $200.00. This is an increase in fee of +$50.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx reflects Transfer Taxes at $xx. However, CD dated xx reflects Transfer Taxes at $xx. This is an increase in fee of +$759.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Loan program disclosure missing or unexecuted (Lvl 3)     "Loan program disclosure is missing from the loan file."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
7076311	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,362.92	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,297.60	5.000%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	15.962%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 12/xx/2022, shows that the subject mortgage was originated on xx
The chain of assignment has been completed.
Combined 1st and 2nds installment taxes of 2023 have been paid in the amount of $xx. However, the third and fourth installments are due on 4/xx/2023 in the amount of $xx.
No active judgments or liens found.
No prior year delinquent taxes have been found.	According to the payment history as of 11/xx/2022, the loan is performing. The last payment was received on 12/xx/2022, the payment applied date was 11/xx/2022 and the next due date for payment is 12/xx/2022. The P&I is $xx and PITI is $xx.The UPB reflected as per the payment history is $xx.	Collections Comments:The loan is performing.
According to the payment history as of 11/xx/2022, the loan is performing. The last payment was received on 12/xx/2022, the payment applied date was 11/xx/2022 and the next due date for payment is 12/xx/2022. The P&I is $xx and PITI is $xx.The UPB reflected as per the payment history is $xx.
As per the 1003, the borrower has been the owner of xx
Covid-19 attestation is located at xx
No comments found regarding the bankruptcy and foreclosure.
No comments found regarding the damage and repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Original Note Doc Date Loan Value: xx Tape Value: xx |---| -6 (Days) |----| Comment: Note reflects date as xx However, seller tape data shows date as xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test and consummation or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 03/xx/2022 does not reflects Mortgage Broker Fee. However, CD dated 04/xx/2022 reflects Mortgage Broker Fee at +$xx. This is an increase in fee of +$xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx reflects Transfer Taxes at $xx. However, CD dated xx reflects Transfer Taxes at $xx. This is an increase in fee of +$xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE xx QM points and fees test due to fees charged $xx exceeds fees threshold of $xx and over by +$xx.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: $xx
Points - Loan Discount Fee paid by Borrower: $xx
Tax Service Fee paid by Borrower: $68.00.

Loan fails qualified mortgage lending policy points and fees test due to fees charged $xx exceeds fees threshold of $xx and over by +$xx.
The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: $xx
Points - Loan Discount Fee paid by Borrower: $xx
Tax Service Fee paid by Borrower: $68.00"
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows loan had an early payment default. Further details not provided."		* First Payment Date more than 2 Months after Settlement Date (Lvl 1) "First payment date is more than 2 months after settlement date."	Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
75426774	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,683.66	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,775.99	3.625%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	45.138%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 12/xx/2022, the subject mortgage was originated on xx
No chain of assignment has been found. Currently, the mortgage is with original lender xx
Updated title shows water/sewer charges have been due in the amount $152.56 for 12/xx/2022.
No delinquent taxes have been found for the prior year.
As per payment history as of 12/xx/2022, the borrower is current with the loan. The next due date is 2/xx/2023. The last payment was received on 12/xx/2022 in the amount of $xx with an interest rate 3.625% which was applied for the due date of 1/xx/2023. The current UPB is $xx.	Collections Comments:The current status of loan is performing.
As per payment history as of 12/xx/2022, the borrower is current with the loan. The next due date is 2/xx/2023. The last payment was received on 12/xx/2022 in the amount of $xx with an interest rate 3.625% which was applied for the due date of 1/xx/2023. The current UPB is $xx.
No foreclosure and bankruptcy evidence has been found.
The loan was originated on xx. Covid-19 attestation is available in loan file located at xx
As per final loan application, the borrower has been working as an xx
No comment pertaining to the damage on the subject property has been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Original Note Doc Date Loan Value: xx Tape Value: xx |---| -5 (Days) |----| Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan originated as NOO and approved at xx Tape shows missing BWR personal tax returns to show business return flow through. Lender defect, unable to calc ATR. Subject loan originated as NOO and Final CD reflects consumer debts are paid off through this refinance. Hence, loan was considered as Primary refinance."
* Occupancy concerns - (Lvl 4) "Subject loan originated as NOO; however, Final CD reflects consumer debts are paid off through this refinance. Hence, loan was considered as Primary refinance."	* ComplianceEase TILA Test Failed (Lvl 3) "Loan failed TILA Finance charge test. Finance charge disclosed on Final CD as $xx. Calculated finance charge is $xx for an under disclosed amount of -$100.50.

Loan failed TILA Foreclosure rescission Finance charge test. Finance charge disclosed on Final CD as $xx. Calculated finance charge is $xx for an under disclosed amount of -$100.50."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from loan document."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.138% as the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by LP xx and its recommendation is Accept with a DTI of 45.138%."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
16061762	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,975.60	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$7,484.65	7.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	30.616%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 12/xx/2022, the subject mortgage was originated on xx

There is no chain of assignment as the subject mortgage is with the original lender.

No active judgments or liens have been found against the borrower/subject property.

County 3rd and 4th installment taxes of 2022/2023 are due in the amount of $xx on 01/xx/2023 and $xx on 03/xx/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of 12/xx/2022, the borrower is current with the loan. The last payment was received on 12/xx/2022 which was applied to 12/xx/2022. The next due date is 01/xx/2023. The borrower pays the P&I of $xx and PITI of $xx. The current UPB is $1,121,279.00.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of 12/xx/2022, the borrower is current with the loan. The next due date is 01/xx/2023. The current UPB is $1,121,279.00. There are no comments indicating that the borrower’s income was impacted by COVID-19. No comments have been found regarding the subject property condition. The covid-19 attestation is available in the loan file at xx. As per the final loan application, the borrower has been the owner of xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Original Note Doc Date Loan Value: xx Tape Value: xx |---| -1 (Days) |----| Comment: Note date is xx Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows loan had an EPD event. Further details are not available."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
81954870	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$11,962.57	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,013.40	6.250%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	659	765	24.894%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 12/xx/2022 shows that the subject mortgage was originated on xx
The loan is currently assigned with xx
There is one prior mortgage which recorded on 3/xx/2022 in the amount xx
There is prior municipal lien against the borrower in the amount of $195.00 in favor of xx
There is one prior IRS lien in the amount $xx in favor of xx
There is state tax lien in the amount $xx in favor of xx
Annual taxes of 2022 have been paid in the amount of $xx.
No prior year delinquent taxes have been found.	According to the payment history as of 11/xx/2022, the loan is currently performing. The last payment was received on 11/xx/2022 which was applied for the due date of 12/xx/2022. The next due date for payment is 1/xx/2023. The P&I is $xx and PITI is $xx with an interest rate of 6.250%. The UPB reflected as per the payment history is $xx. As per the payment history dated 11/xx/2022, the principal curtailment is in the amount of $xx.	Collections Comments:The loan is currently performing.

According to the payment history as of 11/xx/2022, the loan is currently performing. The next due date for payment is 1/xx/2023. The UPB reflected as per the payment history is $xx. As per the payment history dated 11/xx/2022,the principal curtailment is in the amount of $xx.
As per the final loan application the borrower has been the owner of xx.
The Covid-19 attestation was found in loan file located at xx.
No comment pertaining for damage to the subject property has been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS Missing or error on the Rate Lock	Field: Original Note Doc Date Loan Value: xx Tape Value: xx |---| -5 (Days) |----| Comment: Seller tape shows Note date is xx as per the Note documents Note date is xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test and Consummation or Reimbursement Date Validation Test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx reflects Points - Loan Discount Fee at $xx, Mortgage Broker Fee at $xx and Transfer Taxes at $2490.00. However, CD dated reflects xx at $xx and Mortgage Broker Fee at $xx and Transfer Taxes at 2586.00 this is an increase in fee of +$890.69 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

TRID Violation due to decrease in lender credit on Closing Disclosure dated xx Initial CD dated xx reflects lender paid recording fee at $848.00. However, final CD dated 07/xx/2022 reflects lender paid recording fee at $817.50. This is decrease of +$30.50 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from loan documents."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE xx QM points and fees test due to Fees charged $xx Exceeds Fees threshold of $xx Over by +$xx. The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: $xx
Points - Loan Discount Fee paid by Borrower: $xx
Tax Service Fee paid by Borrower: $68.00
Underwriting Fee paid by Borrower: $xx

Loan fails qualified mortgage lending policy points and fees test due to Fees charged $xx Exceeds Fees threshold of $xx Over by +$xx. The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: $xx
Points - Loan Discount Fee paid by Borrower: $xx
Tax Service Fee paid by Borrower: $68.00
Underwriting Fee paid by Borrower: $xx"
* Loan does not conform to program guidelines (Lvl 3)     "The tape shows that gift funds used on the loan are not eligible sources for reserves, and the investor treats this issue as an exception and trades this loan back to a Non-QM (flex) buyer."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "DU/AUS/xx/GUS is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed Higher-Priced Mortgage Loan Test due to APR calculated. 6.662% exceeds APR threshold of 6.660% over By +0.002%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

																																																																																								Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 6.662% exceeds APR threshold of 6.660% over by +0.002%.HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
35880576	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,308.76	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,560.13	7.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	737	650	46.847%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title dated 12/xx/2022, the subject mortgage was originated on xx
The chain of assignment is completed. The mortgage is currently assigned to xx
There is no active judgment and lien.
County annual taxes of 2022 have been paid in the amount of $xx on 11/xx/2022.	According to the payment history as of 12/xx/2022, the loan is performing. The last payment was received on 12/xx/2022 and has been applied to the due date of 12/xx/2022. The next due date is 01/xx/2023. The P&I is $xx and PITI is $xx. The UPB reflected as per the payment history is $xx.	Collections Comments:The loan is currently performing.
According to the payment history as of 12/xx/2022, the loan is performing. The last payment was received on 12/xx/2022, and has been applied to the due date of 12/xx/2022. The next due date is 01/xx/2023. The P&I is $xx and PITI is $xx. The UPB reflected as per the payment history is $xx.
As per the final 1003 the borrower is a payroll coordinator at xx
As per servicing comment the subject property is owner occupied and in good condition.
No information has been found related damage or repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing or error on the Rate Lock	Field: Original Note Doc Date Loan Value: xx Tape Value: xx |---| -17 (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Property Address Street Loan Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM APR test due to APR calculated 8.078% exceeds APR threshold of 7.620% over by +0.458%."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx does not reflects points - loan discount fee. However, CD dated xx reflects points - loan discount fee at $xx. This is an increase in fee of $xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject loan is conventional purchase. Tape shows failed APOR spread. Loan failed higher-priced mortgage loan test due to APR calculated 8.096% exceeds APR threshold of 6.870% over by +1.226%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "The affiliated business disclosure is missing from the loan documents."	* Compliance Testing (Lvl 2) "Loan failed qualified mortgage APR threshold test due to APR calculated 8.078% exceeds APR threshold of 7.620% over by +0.458%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

Loan failed qualified mortgage safe harbor threshold test due to APR calculated 8.078% exceeds APR threshold of 6.870% over by +1.208%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed higher-priced mortgage loan test due to APR calculated 8.096% exceeds APR threshold of 6.870% over by +1.226%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.84% as the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by DU xx and its recommendation is Approve/Eligible with a DTI of 46.85%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
95977730	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,627.85	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,253.39	3.250%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	49.857%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 12/xx/2022 reflects that the subject mortgage was originated on xx
No chain of assignment has been found. Currently, the mortgage assignment is with xx
No active liens and judgments have been found against the borrower and the property.
2nd half county taxes of 2022/2023 were due on 12/xx/2022 in the amount of $2321.55.
 Annual utilities charges of 2022 are due on 1/xx/2023 in the amount of $166.62.
No prior year’s delinquent taxes have been found.
According to a review of the payment history as of 12/xx/2022, the loan is currently performing and the next due date is 1/xx/2023. The last payment was received on 12/xx/2022 total in the amount of P&I $xx with the rate of interest 3.250%, which was applied for the due date of 12/xx/2022. The UPB reflected in the latest payment history is $xx.	Collections Comments:According to the review of the servicing comments, the current status of loan is performing. The next due date is 1/xx/2023. The UPB reflected in the latest payment history is $xx.
The borrower xx has been working at xx
Covid-19 attestation is located at xx
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower #2 Middle Name Loan Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Original Note Doc Date Loan Value: xx Variance: -4 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject approved at xx The tape shows the qualifying income of the borrower is not supported by prior-year earnings. Lender defect, unable to calc ATR. Elevated for client review as SOL expires in next 30 days and will be able to be downgraded."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated xx reflects Transfer Taxes at $30.00. However, Final CD dated xx reflects Transfer Taxes at $70.00. This is an increase in fee of +$40.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.857%, the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by DU xx and its recommendation is “Accept/Eligible” with a DTI of 50%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
7210083	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,720.67	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,147.38	3.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	48.977%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 12/xx/2022 reflects that the subject mortgage was originated on xx
No chain of assignment has been found. Currently, the mortgage assignment is with MERS as nominee for xx
There is water/sewer lien active against the subject property in favor of xx
Annual county taxes of 2023 are due on 3/xx/2023 in the amount of $3720.67.
No prior year’s delinquent taxes have been found.
According to a review of the payment history as of 12/xx/2022, the loan is currently performing and the next due date is 1/xx/2023. The last payment was received on 12/xx/2022 total in the amount of P&I $xx with the rate of interest 3.875%, which was applied for the due date of 12/xx/2022. The UPB reflected in the latest payment history is $xx.	Collections Comments:According to the review of the servicing comments, the current status of loan is performing. The next due date is 1/xx/2023. The UPB reflected in the latest payment history is $xx.
No comments have been found regarding reason for default.
The borrower has been a senior manager at xx
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing Dicsloures	Field: Original CLTV Ratio Percent Loan Value: xx |---| -0.151% |----| -0.15100% Comment: Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Variance: -0.151%   Variance %: -0.15100%   Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Limited Cash Out (GSE definition) Tape Value: Lower rate or term Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject loan is NOO and approved at 48.977%. Tape shows undisclosed debt opened prior to closing of the loan pushed DTI to 51.78%."
																																																																																							* Missing Required Disclosures (Lvl 3) "Operating income statement disclosure is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
47865726	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	Other	$0.00	$7,103.22	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,423.80	3.375%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	764	Not Applicable	17.979%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 12/xx/2022 shows that the subject mortgage was originated on xx

There is no chain of assignment as the subject mortgage is with the original lender xx

There is a special tax lien active against property in favor of xx, which was recorded on 1/xx/2019.

2nd installment county taxes of 2022/2023 are due on 04/xx/2023 in the amount of $xx.

There are no prior year real estate delinquent taxes.
According to the payment history as of 12/xx/2022, the borrower is current with the loan. The last payment was received on 12/xx/2022, which was applied for the due date of 12/xx/2022 and the next due date is 01/xx/2023. The current P&I is $xx and current PITI is $xx. The current UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 12/xx/2022, the borrower is current with the loan. The last payment was received on 12/xx/2022, which was applied for the due date of 12/xx/2022 and the next due date is 01/xx/2023. The current P&I is $xx and current PITI is $xx. The current UPB reflected as per the payment history is $xx.
As per 1003, the subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence of damage or repairs has been found.
No evidence has been found regarding COVID-19.
The 1003 and CC document is not showing employment details.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 17.979% Tape Value: 35.464% |---| -17.485% |----| -17.48500% Comment: Final application reflects borrower DTI ratio percent as 17.979%. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx  Variance: -0.230%   Variance %: -0.23000%   Comment: Collateral Value used for Underwriting: xx Amount of Secondary Lien(s): $0.00 Loan Amount: xx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Standard LTV (OLTV) Loan Value: xx Variance: -0.230% Variance %: -0.23000% Comment: Collateral Value used for Underwriting: xx Amount of Secondary Lien(s): $0.00 Loan Amount: xx. Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Subject NOO loan approved at DTI of 12.97%. Tape shows undisclosed debt opened prior to closing of the loan pushed DTI to 63.74%."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
5091158	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,840.19	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,468.38	3.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	704	Not Applicable	43.096%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 12/xx/2022, the subject mortgage was originated on xx
There is no chain of assignment as the subject mortgage is with the original lender.

No active judgments or liens have been found against the borrower/subject property.

Combined annual installment taxes for 2022 have been paid in the amount of $xx on 12/xx/2022. No prior year’s delinquent taxes have been found.	According to the payment history as of 12/xx/2022, the borrower is current with the loan. The last payment was received on 11/xx/2022 which was applied to 12/xx/2022. The next due date is 01/xx/2023. The borrower pays the P&I in the amount of $xx and PITI in the amount of $xx. The current UPB reflected is in the amount of $xx.	Collections Comments:Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of 12/xx/2022, the borrower is current with the loan. The next due date is 01/xx/2023. The current UPB reflected is in the amount of $xx. There are no comments indicating that the borrower’s income was impacted by COVID-19. No comments have been found regarding the subject property condition. As per the final loan application, the borrower has been working at xx
Update: No any additional information found in recent collection comments.
CC available from 08/xx/2022 to 12/xx/2022 and 03/xx/2023 to 07/xx/2024 and missing from 01/xx/2023 to 02/xx/2023.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Initial Escrow Acct Disclosure	Field: Age of Loan Loan Value: 10 Tape Value: 9 |---| 1 |----| 11.11111% Comment: Age of loan is 10 months. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 43.096%   Tape Value: 42.320%   Variance: 0.776%   Variance %: 0.77600%   Comment: DTI ratio is 43.096%.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Variance: -0.875%   Variance %: -0.87500%   Comment: CLTV ratio is xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Variance: -0.875% Variance %: -0.87500% Comment: OLTV is xx. Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Hazard insurance policy is missing from the loan documents."
* ROR not hand dated by borrower(s) (Lvl 3) "ROR is not hand dated by the borrower."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan approved at DTI of 43.09%. Tape shows undisclosed debt opened prior to closing of the loan pushed DTI to 65.00%. Borrower defect, unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.096% as the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by DU xx and its recommendation is “Approve/Eligible” with a DTI of 43.10%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
32030158	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,049.65	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,169.39	3.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	688	753	45.963%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 12/xx/2022 the subject mortgage was originated on xx

The chain of assignment has been completed. Currently, the assignment is with xx

No active judgments or liens were found.
Annual combined taxes of 2022 are due on 1/xx/2023 in the amount of $xx.
According to the payment history as of 12/xx/2022, the borrower is current with the loan. The last payment was received on 12/xx/2022 which was applied for the due date of 12/xx/2022 and the next due date is 1/xx/2023. The P&I is $xx, the PITI is $xx, and the UPB is $xx.	Collections Comments:As per the comment history, the current status of the loan is performing.
According to the payment history as of 12/xx/2022, the borrower is current with the loan. The last payment was received on 12/xx/2022 which was applied for the due date of 12/xx/2022 and the next due date is 1/xx/2023. The P&I is $xx, the PITI is $xx, and the UPB is $xx.
No foreclosure activity has been found.
No details are available regarding the bankruptcy.
No evidence has been found regarding damage or repairs.
As per the 1003, the borrower is working at xx

Update:
No any additional information found in recent collection comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 45.963% Tape Value: 45.962% |---| 0.001% |----| 0.00100% Comment: Tape Source: Initial Tape Type:
Field: MI Company Loan Value: Other Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Seller tape shows, Property value is unsupported due to bad appraisal practices. Comps in file are beyond range for xx. Comp 1 looks to be closest in value and sold at xx Subject valued at xx Elevated for client review."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 3)     "Finance charge disclosed on Final CD as xx Calculated finance charge is xx for an under disclosed amount of $xx. Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed lender credits that cannot decrease 0% tolerance test. Initial Closing disclosure dated xx reflects Non-Specific Lender Credits at $661.28. However, Final Closing Disclosure dated xx does not reflects Non-Specific Lender Credits. This is a decrease in fee of +$661.28 for lender credits that cannot decrease. Valid COC for the decrease in fee is missing from the loan documents.

																																																																																							Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 4/xx/2021 reflect Points - Loan Discount Fee at $xx and Appraisal Fee at $600.00. However, CD dated xx reflects Points - Loan Discount Fee at $xx and Appraisal Fee at $720.00. This is a total increase in fee of $182.01 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.96% as the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by DU xx and its recommendation is “Approve/Eligible” with a DTI of 45.96%."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
6424765	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$7,645.28	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,584.23	3.875%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	44.583%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 12/xx/2022, the subject mortgage was originated on xx
The chain of assignment is completed.
There is one prior mortgage against property was originated on xx
Annual property taxes for the year 2022 were paid on 12/xx/2022 and 7/xx/2022 in the total amount of $xx without any prior delinquency.	According to payment history as of 11/xx/2022, the borrower is current with the loan. The last payment was received on 11/xx/2022 which is applied on 12/xx/2022. The next due date for payment is 1/xx/2023. The P&I is $xx and PITI is $xx. The UPB reflected as per the payment history is $xx.	Collections Comments:The loan is performing.
According to payment history as of 11/xx/2022, the borrower is current with the loan. The last payment was received on 11/xx/2022 which is applied on 12/xx/2022. The next due date for payment is 1/xx/2023. The UPB reflected as per the payment history is $xx.
As per the final 1003 the borrower is owner at xx
No records for foreclosure and bankruptcy have been found.
No comment pertaining to the damage on the subject property has been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 7 Tape Value: 6 |---| 1 |----| 16.66666% Comment: Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent Loan Value: 44.583% Tape Value: 47.798% Variance: -3.215% Variance %: -3.21500% Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan fails qualified mortgage lending policy points and fees test due to fees charged $xx. Exceed fees threshold of $xx over by +$154.55.  The below fees were included in the test: Points - Loan Discount Fee paid by Borrower: $xx. Processing Fee paid by Borrower: $900.00. Underwriting Fee paid by Borrower: $375.00."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx reflects points loan discount fee $xx. However, FCD dated 04/xx/2022 reflects points loan discount fee at $xx. This is an increase in fee of $810.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE xx QM points and fees test due to fees charged $xx. Exceeds fees threshold of $6250.45 Over by +$154.55.  The below fees were included in the test: Points - Loan Discount Fee paid by Borrower: $xx. Processing Fee paid by Borrower: $900.00. Underwriting Fee paid by Borrower: $375.00."
* Missing Initial 1003_Application (Lvl 3)     "Initial 1003 is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan approved at DTI of 44.58%. Tape shows undisclosed debt opened prior to closing of the loan pushes DTI to 56%. Borrower defect, unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.583%, the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by LP xx and its recommendation is “Accept” with a DTI of 45%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
30612942	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$3,087.34	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$528.08	3.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	791	Not Applicable	49.647%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated 12/xx/2022 shows subject mortgage was originated on xx

The chain of assignment has been completed. The loan is currently assigned with xx
There are multiple prior civil judgments open against the borrower in the total amount of $xx with multiple plaintiffs which were recorded on different dates.

There is a civil judgment open against the borrower in the total amount of $xx with xx
There are two state tax liens of ‘xxagainst the borrower xx in the total amount of $xxwhich were recorded on 12/xx/2014 & 1/xx/2010 respectively.

Semi-annual county taxes of 2021 have been paid off in the total amount of $xx on 2/xx/2022 and 7/xx/2022 respectively.

As per updated title report, no prior year taxes are delinquent.	The review of updated payment history as of 12/xx/2022, the borrower is current with the loan and the next due date of payment is 1/xx/2023. The last payment was received in the amount of $785.36 which applied for 12/xx/2022. The current P&I is $528.08 with an interest rate of 3.500%. The UPB as of the date mentioned in the updated payment history is $xx.	Collections Comments:The current status of loan is performing.

The review of updated payment history as of 12/xx/2022, the borrower is current with the loan and the next due date of payment is 1/xx/2023. The last payment was received in the amount of $785.36 which applied for 12/xx/2022. The current P&I is $528.08 with an interest rate of 3.500%. The UPB as of the date mentioned in the updated payment history is $xx.

No foreclosure activity has been found.
Details regarding the bankruptcy are not available.
The subject mortgage was originated on xx. However, the covid-19 attestation document is missing from the loan file.
As per the final loan application, the borrower is working at xx

The property is owner occupied and is in average condition. Information regarding the damage and repair is not available in the latest servicing comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan failed ComplianceEase delivery and timing test for Revised LE dated xx Document tracker proving the delivery date of revised LE is xx which is on the initial closing disclosure delivery date xx
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to decrease in lender credit on closing disclosure dated xx Initial CD dated xx reflects lender credit at $325.00. However, final CD dated xx reflects lender credit at $1.20. This is decrease of $323.80 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* ROR not hand dated by borrower(s) (Lvl 3) "ROR is not hand dated by the borrower."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan approved at DTI of 49.64%. Tape shows undisclosed debt opened prior to closing of the loan pushes DTI to 64.43%. Borrower defect, unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.647% as the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by DU xx and its recommendation is “Approve/Eligible” with a DTI of 49.65%."		Moderate	Pass	Pass	Pass	Pass	No Result	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
89527422	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$444.07	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$418.15	4.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	42.563%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 12/xx/2022, shows that the subject mortgage was originated on xx
The chain of assignment has been completed.
No active judgments or liens have been found.
Combined taxes for the year of 2022 paid in the amount of $444.07.
No prior year delinquent taxes have been found.
According to the payment history as of 12/xx/2022, the loan is performing. The last payment was received on 11/xx/2022, the payment applied date was 12/xx/2022 and the next due date for payment is 1/xx/2023. The P&I is in the amount of $418.15 and PITI is in the amount of $612.49. The UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The currently in performing.
 According to the payment history as of 12/xx/2022, the loan is performing. The last payment was received on 11/xx/2022, the payment applied date was 12/xx/2022 and the next due date for payment is 1/xx/2023. The P&I is in the amount of $418.15 and PITI is in the amount of $612.49. The UPB reflected as per the payment history is in the amount of $xx.
No comment found regarding the damage and repairs.
As per final 1003 located at xx employment details unable to determine.
No comments found regarding the bankruptcy and foreclosure.
Covid-19 attestation is missing from loan documents.
As per collection comment dated 2/xx/2022 borrower's income impacted due to covid-19.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial Escrow Acct Disclosure	Field: Age of Loan Loan Value: 10 Tape Value: 9 |---| 1 |----| 11.11111% Comment: 10. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Variance: -0.727%   Variance %: -0.72700%   Comment: xx.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Variance: -0.727%   Variance %: -0.72700%   Comment: xx   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Variance: Variance %: Comment: xx Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows that property value is unsupported due to bad appraisal practices. Comp 1 and 2 are far superior to subject. Subject appears closer in value to Comp 3 at xx Subject appraisal xx Elevated for client review."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report is incomplete due to market conditions addendum is missing from the appraisal report dated on xx
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the bona fide discount points test due to the loan is a first lien mortgage and has a principal amount that is greater than or equal to $10,000 and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate.
The discount points are marked as bona fide but an undiscounted rate value was not provided."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
																																																																																							* ROR not hand dated by borrower(s) (Lvl 3) "ROR is not hand dated by the borrower."			Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
63274438	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,889.94	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,195.59	3.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	703	Not Applicable	43.720%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated 12/xx/2022, the subject mortgage was originated on xx
The assignment is with original lender xx
No active judgments or liens have been found.
Annual county taxes of 2022 have been paid in the amount of $5654.35.
No prior year delinquent taxes have been found.
According to review of payment history as of 12/xx/2022, the borrower is current with the loan and the next due date is 1/xx/2023. The last payment was received on 12/xx/2022 in the amount of $xx which was applied for 12/xx/2022. The current P&I is $xx and current PITI is $xx. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The loan is currently performing and the next due date for payment 1/xx/2023. The last payment was received on 12/xx/2022 in the amount of $xx which was applied for 12/xx/2022. No records for foreclosure and bankruptcy have been found. No repairs and damages have been found. As per the 1003, the borrower xx has been working at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing Dicsloures	Field: Property Address Street Loan Value: xx |---| |----| Comment: Property address xx. Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure is not hand signed by the borrower."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is NOO and loan approved at DTI of 43.72%. Tape shows undisclosed debt opened prior to closing of the loan pushes DTI to 68.92%."
																																																																																							* Missing Required Disclosures (Lvl 3) "Operating income statement is missing from loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
40725782	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,079.96	06/xx/2024	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$684.27	3.990%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	665	661	43.810%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 12/xx/2022, the subject mortgage was originated on xx
No assignment has been found. The subject mortgage is with the lender xx

No active judgments/liens found against the subject borrower/property.

Annual combined taxes for year 2022 have been paid in full in the amount of $xx on 12/xx/2022.
According to the payment history as of 11/xx/2022, the borrower is current with the loan. The next due date for payment is 12/xx/2022, last payment was received on 11/xx/2022 in the amount of $882.32. The P&I is $684.27 and PITI is $882.32. As per the payment history the unpaid principal balance is in the amount of $xx.	Collections Comments:The loan currently in performing.
According to the payment history as of 11/xx/2022, the loan is performing. The last payment was received on 11/xx/2022, the payment applied date was 11/xx/2022 and the next due date for payment is 12/xx/2022. The P&I is in the amount of $684.27 and PITI is in the amount of $882.32. The UPB reflected as per the payment history is in the amount of $xx.
As per final 1003 is located at xx unable to determine borrower employment details.
As per collection comment dated 12/xx/2020 borrower's income impacted by covid19.
As per collection comment dated 2/xx/2021 foreclosure was initiated which was on hold due to loss mitigation.

Update:
As per the collection comments as of 7/xx/2024, the loan is current and the next payment due date is 7/xx/2024.
No any additional information found in recent collection comments.
Foreclosure Comments:As per collection comment dated 2/xx/2021 foreclosure was initated which was on hold due to loss mitigation.
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Doc Date of Last Modification Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Principal Balance Stated in Mod Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Subject appraisal showed water damage, need for new septic, removal of old building and filling of old foundation hole. 1004D in file shows as is but per review is not sufficient to clear items. Septic is installed but the other items remain. Water damage was not addressed. Old building remains and is still not on a foundation. Filling of old foundation hole shows incomplete picture. Elevated for client review."	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed Compliance Ease delivery and timing test for Revised Closing Disclosure dated xx Document tracker is missing and 3 business days were added to get receipt date xx which is on the Consummation date xx
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Loan failed Prohibited Fees First Lien Test due to fees charged $xx fees Threshold $0.00 over by 2,152.50.

The below fees were included in the test:

Points - Loan Discount Fee paid by Borrower: $xx"
* ComplianceEase TILA Test Failed (Lvl 3)     "Loan has failed TILA finance charge test due to finance charge disclosed on final CD as xx Calculated finance charge is xx for an under disclosed amount of -$188.15. Reason for finance charge under disclosure is unknown as the fee itemization is missing.

Loan has failed TILA foreclosure rescission finance charge test due to finance charge disclosed on final CD as xx Calculated finance charge is xx for an under disclosed amount of- $188.15."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx reflects loan origination fee at $xx and appraisal fee at $560.00. However, CD dated xx reflects loan origination fee at $xx and appraisal fee at $825.00. This is a total increase in fee of $315.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx does not reflect credit monitoring service fee. However, CD dated xx reflects credit monitoring service fee at $9.00. This is an increase in fee of $9.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
																																																																																							* ROR not hand dated by borrower(s) (Lvl 3) "ROR is not hand dated by all the borrowers."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.81%, the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by LP xx and its recommendation is Accept with a DTI of 44.00%."		Moderate	Pass	Fail	Pass	Not Covered	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
97853352	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,426.52	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,357.80	3.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	754	Not Applicable	44.596%	First	Final policy	Not Applicable	Not Applicable	Unavailable	$287,454.23	Unavailable	3.990%	$1,357.80	11/xx/2021	Financial Hardship	The review of the updated title report dated 12/xx/2022, shows that the subject mortgage was originated on xx
There is one UCC judgment against the borrower which was recorded on 1/xx/2022. However, the amount of judgment is not mentioned in the supportive document.
No chain of assignment has been found. The subject mortgage is with the lender xx
County taxes for the year of 2022-2023 have been paid in the amount of $2426.52.
County taxes for the year of 2022-2023 are due on 4/xx/2023 in the amount of $2426.52.
No prior year delinquent taxes have been found.
According to the payment history as of 12/xx/2022, the loan is performing. The last payment was received on 12/xx/2022, the payment applied date was 12/xx/2022 and the next due date for payment is 1/xx/2023. The P&I is in the amount of $xx and PITI is in the amount of $xx. The UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The loan is performing.
According to the payment history as of 12/xx/2022, the loan is performing. The last payment was received on 12/xx/2022, the payment applied date was 12/xx/2022 and the next due date for payment is 1/xx/2023. The P&I is in the amount of $xx and PITI is in the amount of $xx. The UPB reflected as per the payment history is in the amount of $xx.
As per application the borrower is working at xx
As per servicing comment dated 02/xx/2021, the borrower’s income was impacted due to Covid-19 pandemic.
No evidences have been found regarding the current/prior foreclosure and bankruptcy.
No information has been found related damage or repairs.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is conventional fixed rate mortgage with P&I of $xx with the rate of interest 3.990% and a maturity date of xx The P&I as per payment history is the $xx and rate of interest is 3.990%. As per comment the loan was modified on xx with interest rate starting at 3.99% and the PITI in the amount of $xx. However, Modification agreement is missing in the file.	Initial Escrow Acct Disclosure	Field: Doc Date of Last Modification Loan Value: Unavailable Tape Value: xx |---| |----| Comment: UA. Tape Source: Initial Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: 4505 (Days) Variance %: Comment: xx Tape Source: Initial Tape Type:	3: Curable	* GSE Points and Fees Test Violations (Lvl 3) "Loan fails GSE xx QM points and fees test due to Fees charged $xx exceed fees threshold of $xx over by +$xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $xx
Processing Fee paid by Borrower: $850.00
Underwriting Fee paid by Borrower: $300.00.

Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged $xx exceed fees threshold of $xx over by +$xx.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $xx
Processing Fee paid by Borrower: $850.00
Underwriting Fee paid by Borrower: $300.00."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 44.596. The tape shows debts were improperly excluded at closing and DTI may be over 85%. Lender defect, unable to calc ATR. ATR SOL has expired."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.596%, the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by LP xx and its recommendation is Accept with a DTI of 44.596%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
96073130	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$358.00	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$637.72	3.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	45.494%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 12/xx/2022, the subject mortgage was originated on xx

There is no chain of assignment. Currently, the assignment is with original lender xx

There is an active mortgage which was recorded prior to the subject mortgage. The prior mortgage was originated on xx

1st town taxes of 2022 have been paid in the amount of $xx on 09/xx/2022.

2nd town taxes of 2022 are due in the amount of $358.00.

No prior year delinquent taxes have been found.
According to payment history as of 12/xx/2022, the borrower is current with the loan and the next due date is 1/xx/2023. The last payment was received on 12/xx/2022 in the amount of $976.37 which was applied for due date 12/xx/2022. The current P&I is $637.72 and current PITI is $976.37 with an interest rate of 3.750%. The current UPB reflected as per the payment history is $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of 12/xx/2022, the borrower is current with the loan and the next due date is 1/xx/2023. The last payment was received on 12/xx/2022 in the amount of $976.37 which was applied for due date 12/xx/2022. The current P&I is $637.72 and current PITI is $976.37 with an interest rate of 3.750%. The current UPB reflected as per the payment history is $xx.

As per final application, the borrower has been working at xx

The loan has not been modified since origination.

No comment pertaining to the damage on the subject property has been observed.

No foreclosure activity has been found.

No post-close bankruptcy record has been found.

Update: No any additional information found in recent collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Original CLTV Ratio Percent Loan Value:xx|---| 0.006% |----| 0.00600% Comment: Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Variance: 0.006% Variance %: 0.00600% Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan approved at DTI of 45.49%. Tape shows undisclosed debt opened prior to closing of the loan pushes DTI to 62.66%. Borrower defect, unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.494% as the borrower’s income is $xx and total expenses are in the amount of $992.69 and the loan was underwritten by LP xx and its recommendation is “Accept” with a DTI of 45%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
43927242	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$3,947.73	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,325.67	4.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	712	715	37.525%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 12/xx/2022 shows that the subject mortgage was originated on xx
The chain of the assignments has not been provided. However, the current assignment is with an original lender is xx
No active liens and judgments have been found against the borrower and subject property.
The 2022 county annual taxes have been paid in the amount of $xx on 12/xx/2022.
No prior year’s delinquent taxes have been found.	According to the payment history as of 12/xx/2022, the borrower is performing with the loan and the next due date is 02/xx/2023. The last payment was received on 12/xx/2022 in the amount of $xx (PITI) which was applied for the due date of 01/xx/2023. The monthly P&I is $xx with an interest rate of 4.875%. The current UPB is reflected in tape is $xx.	Collections Comments:The current status of the loan is in performing.
According to the payment history as of 12/xx/2022, the borrower is performing with the loan and the next due date is 02/xx/2023. The last payment was received on 12/xx/2022 for $xx (PITI) which was applied for the due date of 01/xx/2023. The monthly P&I is $xx with an interest rate of 4.875%. The current UPB is reflected in tape is $xx.
The borrower's employment details are not updated in final 1003 located at xx
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
As per the servicing comment dated 12/xx/2022, the reason for default is curtailment of income.
Recent servicing comments do not reflect any damage pertaining to the subject property.
As per servicing comments dated 05/xx/2022, the subject property has been occupied by unknown.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Age of Loan Loan Value: 7 Tape Value: 6 |---| 1 |----| 16.66666% Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject approved at xx Tape shows qualifying income of $xx received through the trust is not supported by an agreement with company actually depositing money in the trust and excluding the income may push DTI higher. Lender defect, unable to calc ATR."	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan closed without appraisal. However, PIW disclosure signed by the borrower is missing from the loan documents."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 3)     "TILA finance charge disclosed on final CD as xx Calculated finance charge is xx for an under disclosed amount of $100.30.

TILA foreclosure rescission finance charge disclosed on final CD as xx Calculated finance charge is xx for an under disclosed amount of $100.30."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx reflects transfer taxes fee at $xx. However, final CD dated xx reflects transfer taxes fee at $xx. This is an increase in fee of $1.15 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

TRID violation due to decrease in lender credit on closing disclosure dated xx Initial LE dated xx reflects lender credit at $xx. However, final CD dated xx reflects lender credit at $xx. This is decrease of $25.00 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents."
																																																																																							* ROR not hand dated by borrower(s) (Lvl 3) "ROR is not hand dated by all the borrowers."			Moderate	Pass	Fail	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
86666469	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,665.82	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$363.49	4.125%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	720	Not Applicable	49.608%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 12/xx/2022, the subject mortgage was originated on xx

There is no chain of assignment as the subject mortgage is with the original lender.

No active judgments or liens have been found against the borrower/subject property.

Combined annual installment taxes for 2021 have been paid in the amount of $329.64 on 12/xx/2021. No prior year’s delinquent taxes have been found.	According to the payment history as of 12/xx/2022, the borrower is current with the loan. The last payment was received on 12/xx/2022 which was applied to 12/xx/2022. The next due date is 01/xx/2023. The borrower pays the P&I in the amount of $363.49 and PITI in the amount of $945.60. The current UPB reflected is in the amount of $xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of 12/xx/2022, the borrower is current with the loan. The next due date is 01/xx/2023. The current UPB reflected is in the amount of $xx. The collection comment dated 10/xx/2021 states the borrower’s income was impacted by the covid-19 pandemic. No comments have been found regarding the subject property condition. The borrower's employment details are not available in the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Doc Date of Last Modification Loan Value: Not Applicable Tape Value: 1/xx/2022 |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Variance: 0.001%   Variance %: 0.00100%   Comment: CLTV ratio is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Variance: 0.001%   Variance %: 0.00100%   Comment: OLTV is xx.   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod Loan Value: Not Applicable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ROR not hand dated by borrower(s) (Lvl 3) "Right of Rescission is not hand dated by the borrower."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan approved at 49.60%. Tape shows income miscalculation and recalculated income may pushes DTI to 53.5%. Lender defect, unable to calc ATR.

Downgraded to LVL2 because SOL is expired in 2023."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.60%, the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by LP xx and its recommendation is “Accept” with a DTI of 49.60%."		Elevated	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
26150883	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,211.76	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,532.40	4.250%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	19.150%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 12/xx/2022 shows that the subject mortgage was originated onxx No single assignment of mortgage is available in the updated title report. No active judgments or liens have been found. 1st installment of city taxes for the year 2022 has been paid in the amount of $xx on 12/xx/2022. Utilities charges for the year 2023 have been due in the amount of $196.50. 2nd installment of city taxes for the year 2023 has been due in the amount of $xx. No prior year’s delinquent taxes have been found.	Review of updated payment history as of 1/xx/2023, the loan is currently performing and next due for payment is 02/xx/2023. The last regular payment (P&I) was made on 12/xx/2022 in the amount of $xx with interest rate 4.250% for the due date of 01/xx/2023. The UPB as of the date is in the amount $xx.	Collections Comments:The loan is currently performing.
As per review of updated payment history as of 12/xx/2022, the loan is currently performing and next due for payment is 02/xx/2023. The last regular payment (P&I) was made on 12/xx/2022 in the amount of $xx with interest rate 4.250% for the due date of 01/xx/2023. The UPB as of the date is in the amount $xx.
 No comment has been found regarding the damage and repair to the property.
As per application the borrower is currently working with organization xx
No comments found regarding the bankruptcy and foreclosure proceedings.
updated
No any additional information found in recent collection comments
The collection comment history is incomplete. The collection comments are available from 03/xx/2023 to 07/xx/2024.We are missing the latest 24 months of collection comments for review. The collection comments are missing from 01/xx/2023 to 02/xx/2023.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial Escrow Acct Disclosure	Field: Age of Loan Loan Value: 5 Tape Value: 4 |---| 1 |----| 25.00000% Comment: 5. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Variance: -0.005%   Variance %: -0.00500%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Variance: -0.005% Variance %: -0.00500% Comment: xx Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Market conditions addendum is missing from the appraisal report."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure is not signed by borrower."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Subject loan is VA cash-out refinance and tape shows loan does not meet seasoning requirement."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
47105018	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,419.00	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,011.55	4.500%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	40.748%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 12/xx/2022, the subject mortgage was originated on xx

There is no chain of assignment. Currently, the assignment is with original lender xx

There is one prior civil judgment against the borrower in favor of xx which was recorded on 06/xx/2022 in the total amount of $xx.

Annual combined taxes of 2021 have been paid in the amount of $xx on 12/xx/2021.

Annual combined taxes of 2022 are due in the amount of $xx.

No prior year delinquent taxes have been found.
According to payment history as of 12/xx/2022, the borrower is current with the loan and the next due date for payment is 1/xx/2023. The last payment was received on 12/xx/2022 in the amount of $xx which was applied for due date 12/xx/2022. The current P&I is $xx and current PITI is $xx with an interest rate of 4.500%. The current UPB reflected as per the payment history is $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of 12/xx/2022, the borrower is current with the loan and the next due date for payment is 1/xx/2023. The last payment was received on 12/xx/2022 in the amount of $xx which was applied for due date 12/xx/2022. The current P&I is $xx and current PITI is $xx with an interest rate of 4.500%. The current UPB reflected as per the payment history is $xx.

 As per final application, the borrower has been working at xx
The loan has not been modified since origination.

No comment pertaining to the damage on the subject property has been observed.

No foreclosure activity has been found.

No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Original CLTV Ratio Percent Loan Value: xx|---| -0.001% |----| -0.00100% Comment: Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Variance: -0.001% Variance %: -0.00100% Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan failed the brokerage/finder fee test due to fees charged $xx exceed fee threshold of $xx over by +$xx. The following lists of fee were included in the test:
Loan Origination Fee paid by Lender: $xx
Points - Loan Discount Fee paid by Borrower: $xx
Points - Loan Discount Fee paid by Lender: $138.18"
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the TRID total of payments test due to total of payment disclosed on final CD as xx Calculated total of payment xx For an under disclosed amount of -$339.41. Reason for finance charge under disclosure is unknown as the Fee Itemization is missing."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject loan is VA cash-out refinance and tape shows loan does not meet seasoning requirement."
																																																																																							* ROR not hand dated by borrower(s) (Lvl 3) "ROR is not hand dated by borrower."			Moderate	Pass	Fail	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
94712512	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$1,399.86	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,431.33	3.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	750	Not Applicable	49.914%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated 12/xx/2022 shows subject mortgage was originated on xx

The chain of assignment has been completed. The loan is currently assigned with xx

No active judgments or liens found.
First half county taxes of 2022 have been paid off in the total amount of $xx on 12/xx/2012.
Second half county taxes of 2022 are due in the total amount of $xx on 4/xx/2023.

As per updated title report, no prior year taxes are delinquent.	According to the payment history as of 12/xx/2022, the borrower is current with the loan and the next due date is 01/xx/2023. The last payment was received on 12/xx/2022 in the amount of $xx which was applied for the due date 12/xx/2022. The current P&I is $xx and current PITI is $xx with an interest rate of 3.500%. The current UPB reflected as per the payment history is $xx.	Collections Comments:The current status of loan is performing.

According to the payment history as of 12/xx/2022, the borrower is current with the loan and the next due date is 01/xx/2023. The last payment was received on 12/xx/2022 in the amount of $xx which was applied for the due date 12/xx/2022. The current P&I is $xx and current PITI is $xx with an interest rate of 3.500%. The current UPB reflected as per the payment history is $xx.
No foreclosure activity has been found.
Details regarding the bankruptcy are not available.
The subject mortgage originated on xx. However, the covid-19 attestation document is missing from the loan file.
As per the final loan application, the borrower is working at xx

The property is owner occupied and is in good condition. Information regarding the damage and repair is not available in the latest servicing comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Subject is NOO. Tape shows proof of S/E business open and operating is missing from the loan documents. Further details not provided."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
87463341	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,578.79	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,197.64	3.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Primary	Yes	Yes	Yes	732	Not Applicable	29.138%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 12/xx/2022, the subject mortgage was originated on xx
The mortgage is with original lender xx
No active judgments or liens have been found.
Annual county taxes for 2022 have been paid in the amount of $xx on 11/xx/2022
No prior year’s delinquent taxes have been found.
According to the payment history as of 12/xx/2022, the borrower is current with the loan and the next due date is 01/xx/2023. The last payment was received on 12/xx/2022 in the amount of $xx(PITI) which was applied for the due date of 12/xx/2022. The monthly P&I is $xx with an interest rate of 3.375%. The current UPB is $xx.	Collections Comments:The loan is currently performing and the next due date for payment 01/xx/2023. The last payment was received on 12/xx/2022 in the amount of $xx(PITI) which was applied for the due date of 12/xx/2022. No records for foreclosure and bankruptcy have been found. No repairs and damages have been found. As per the 1003, the borrower xx has been working at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial Escrow Acct Disclosure Missing Dicsloures	Field: Property Address Street Loan Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Subject Property Type Loan Value: High Rise Condo (>=9 Stories) Tape Value: Low Rise Condo (1-4 Stories) Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Market conditions addendum is missing from the loan documents."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated xx reflects condo questionnaire fee at $250.00. However, final CD dated xx reflects condo questionnaire fee at $300.00. This is an increase in fee of $50.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by borrower is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 29.14%. Tape shows borrower was not employed prior to closing. BWR defect, unable to calc ATR."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
84922862	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,239.95	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,087.56	3.375%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	759	Not Applicable	43.962%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 12/xx/2022 reflects that the subject mortgage was originated on xx
No chain of assignment has been found. Currently, the mortgage assignment is with xx
No active liens and judgments have been found against the borrower and the property.
Annual county taxes of 2022 are due on 1/xx/2023 in the amount of $6239.95.
No prior year’s delinquent taxes have been found.
According to a review of the payment history as of 12/xx/2022, the loan is currently performing and the next due date is 1/xx/2023. The last payment was received on 12/xx/2022 total in the amount of P&I $xx with the rate of interest 3.375%, which was applied for the due date of 12/xx/2022. The UPB reflected in the latest payment history is in the amount of $xx.	Collections Comments:According to the review of the servicing comments, the current status of loan is performing. The next due date is 1/xx/2023. The UPB reflected in the latest payment history is in the amount of $xx.
No comments have been found regarding reason for default.
The borrower xx has been working at xx
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Original CLTV Ratio Percent Loan Value: xx|---| -0.602% |----| -0.60200% Comment: Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Variance: -0.602% Variance %: -0.60200% Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Initial CD dated xx reflects Lender's Title Insurance Policy (CR) at $150.80 paid by lender. However, Final CD dated xx does not reflect Lender's Title Insurance Policy (CR) paid by lender. This is decrease of $150.80 for charges that cannot decrease. Valid COC for the decrease in NSLC is missing in the loan documents."
* Home Equity Loan Copies of Documents is missing from the loan file (Lvl 3)     "Home equity loan copies of documents is missing from the loan documents."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl 3)     "Home equity loan interest & fees pre-closing disclosure is missing from the loan documents."
* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 3) "Home equity loan notice of address for borrower notification of violation is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan approved at DTI of 43.96%. Tape shows undisclosed debt opened prior to closing of the loan pushes DTI to 72.34%. Borrower defect, unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.962% as the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by DU xx and its recommendation is “Approve/Eligible” with a DTI of 43.96%."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
76566649	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,561.80	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$742.73	3.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	39.089%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 12/xx/2022 shows that the subject mortgage was originated on xx

The chain of the assignments has not been found. However, the current assignment is with an original lender is xx
There is civil judgment against the borrower in favor of xx

There is IRS lien against the borrower in favor of xx in the amount of $xx, recorded on 06/xx/2018 prior to the subject mortgage.

There is state tax lien against the borrower in favor of xx in the amount of $xx, recorded on 10/xx/2018 prior to the subject mortgage.

The annual county taxes for the year of 2022 have been paid in the amount of $xx on 11/xx/2022.

No prior year’s delinquent taxes have been found.	According to the payment history as of 12/xx/2022, the loan is currently performing and the next due date for payment is 1/xx/2023. The last payment was received on 12/xx/2022 in the amount of $xx which was applied for due date as 12/xx/2022. The current P&I is $742.73 and current PITI is $xx with an interest rate of 3.375%. The current UPB reflected as per the payment history is of $xx.	Collections Comments:According to servicing comments, the loan is performing.

According to the payment history as of 12/xx/2022, the loan is currently performing and the next due date for payment is 1/xx/2023. The last payment was received on 12/xx/2022 in the amount of $xx which was applied for due date as 12/xx/2022. The current P&I is $742.73 and current PITI is $xx with an interest rate of 3.375%. The current UPB reflected as per the payment history is of $xx.

The subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.

No information has been found regarding the forbearance plan.

As per the final application, the borrower xx is the owner of the xx

Update:
No any additional information found in recent collection comments
The collection comments are available from 8/xx/2022 to 11/xx/2022 and from 3/xx/2023 to 7/xx/2024. The collection comments are missing from 12/xx/2022 to 2/xx/2023.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 39.089% Tape Value: 39.088% |---| 0.001% |----| 0.00100% Comment: Changes as per documents. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the prohibited fees first lien test.
Fees included:
Tax Cert paid by Lender: $30.00"
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the TILA finance charge test. Finance charge disclosed on Final CD as xx Calculated finance charge is xx for an under disclosed amount of $269.38. Reason for finance charge under disclosure is unknown as the fee itemization is missing."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to decrease in lender credit on final closing disclosure dated xx reflects lender credit at $xx. However, initial LE dated xx reflects lender credit at $xxhis is decrease of $255.00 for fee which has 0% tolerance test. Valid COC for the decrease in fee is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure is not hand-signed and hand-dated by the borrower."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 39%. Tape shows SE income proper documentation, liabilities miscalculation and recalculated income may push DTI higher. Also, valid tax transcripts are missing. Lender defect, unable to calc ATR.

																																																																																								SOL will expire on 09/xx/2021 and the BWR is 0 times 30 last 18 months."		Moderate	Pass	Fail	Pass	Not Covered	Fail	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
78396254	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$4,670.19	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,046.91	3.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	674	Not Applicable	39.097%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 12/xx/2022 the subject mortgage was originated on xx

The chain of assignment has been completed. Currently, the assignment is with xx

No active judgments or liens were found.
2nd installments county taxes of 2022 are due on 4/xx/2023 in the amount of $xx.
According to the payment history as of 12/xx/2022, the borrower is current with the loan. The last payment was received on 12/xx/2022 which was applied for the due date of 12/xx/2022 and the next due date is 1/xx/2023. The P&I is $xx, the PITI is $xx, and the UPB is $xx.	Collections Comments:As per the comment history, the current status of the loan is performing.
According to the payment history as of 12/xx/2022, the borrower is current with the loan. The last payment was received on 12/xx/2022 which was applied for the due date of 12/xx/2022 and the next due date is 1/xx/2023. The P&I is $xx, the PITI is $xx, and the UPB is $xx.
No foreclosure activity has been found.
No details are available regarding the bankruptcy.
No evidence has been found regarding damage or repairs.
As per the 1003, the borrower is working at xx
The loan was originated on xx. The covid-19 attestation is located at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing Dicsloures	Field: Original CLTV Ratio Percent Loan Value: xx |---| 0.009% |----| 0.00900% Comment: Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Variance: 0.009%   Variance %: 0.00900%   Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 3)     "TILA finance charge disclosed on final CD as xx Calculated finance charge is xx for an under disclosed amount of $xx. Reason for finance charge under disclosure is unknown as the fee itemization is missing.

Total of payments disclosed on final CD as xx Calculated total of payments is xx for an under disclosed amount of $xx. Reason for total of payments under disclosure is unknown as the fee itemization is missing."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated xx reflects recording fee at $88.00. However, final CD dated xx reflects recording fee at $97.00. This is an increase of $0.20 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 39%. Child support income was not documented or supported or verified to last. $122K arrearage was not supported by court order. Lender defect, unable to calc ATR.

																																																																																								SOL will expire on 08/xx/2021 and the BWR is 0 times 30 last 18 months."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
60097302	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,619.06	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,071.87	3.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	705	704	44.544%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 12/xx/2022 shows that the subject mortgage was originated on xx
There is no chain of assignments.
There are no active judgments or liens.
The annual county taxes for 2022 have been paid for $xx on 12/xx/2022.
The annual county taxes for 20222 are due for $xxon 4/xx/2023.
No prior year delinquent taxes have been found.	According to the payment history as of 01/xx/2023, the loan is currently performing. The last payment was received on 12/xx/2022, the payment applied date was 1/xx/2023 and the next due date is 2/xx/2023. The P&I is $xx and PITI is $xx with an rate of 3.375%. The UPB reflected as per the payment history is $xx.	Collections Comments:The loan is currently performing.
According to the payment history as of 11/xx/2022, the loan is currently performing. The last payment was received on 1/xx/2023, the payment applied date was 1/xx/2023 and the next due date for payment is 2/xx/2023. The P&I is $xx and PITI is $xx with an rate of3.375% . The UPB reflected as per the payment history is $xx.
As per comment dated 12/xx/2020 borrower's income is impacted due to Covid-19.
As per the final 1003 the borrower is xx
No foreclosure activity has been found.
No post close bankruptcy record has been found.
No comment pertaining to the damage on the subject property has been observed.
The covid-19 attestation is missing from the loan file.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Age of Loan Loan Value: 28 Tape Value: 27 |---| 1 |----| 3.70370% Comment: Tape Source: Initial Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value:xx   Variance: 0.004%   Variance %: 0.00400%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Variance: 0.004%   Variance %: 0.00400%   Comment:    Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Limited Cash Out (GSE definition)   Tape Value: Lower rate or term   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "PIW is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 44.544%. Tape shows BWR was not employed at closing. Borrower defect, unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.544%, the borrower's income is $xx and total expenses are in the amount of $xx and the loan was underwritten by LP xx and its recommendation is “Accept” with a DTI of 45%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
97161675	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$13,270.00	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,392.29	4.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	727	Not Applicable	18.052%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 12/xx/2022 reflects that the subject mortgage was originated on xx
The chain of assignment is complete. The last assignment is with original lender xx
No active liens and judgments have been found.
2nd half combined taxes of 2021 are due in the amount of $xx for 03/xx/2023.
No delinquent taxes have been found for the prior year.
As per payment history as of 12/xx/2022, the borrower is current with the loan. The next due date is 1/xx/2023. The last payment was received on 12/xx/2022 in the amount of $xx with an interest rate 4.375 % which was applied for the due date of 12/xx/2022. The current UPB is $1,069,704.41.	Collections Comments:The current status of the loan is performing.
As per payment history as of 12/xx/2022, the borrower is current with the loan. The next due date is 1/xx/2023. The last payment was received on 12/xx/2022 in the amount of $xx with an interest rate 4.375 % which was applied for the due date of 12/xx/2022. The current UPB is $1,069,704.41.
No bankruptcy and bankruptcy evidence has been found.
As per final loan application, the borrower is a xx
No damage or repairs have been found in latest collection comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 18.052% Tape Value: 109.260% |---| -91.208% |----| -91.20800% Comment: Subject is approved at DTI 18.05%. However, seller tape data shows DTI as 109.26% Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan approved at xx Tape shows income miscalculation and recalculated income may pushes DTI to 109%. Further details not provided. Lender defect, unable to calc ATR."	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed prohibited fees test due to fees charged $xx and exceeds fees threshold of $0.00. Over by +$xx.

The below fees were included in the test:
2 Q Garbe Bill paid by Borrower: $47.00
Appraisal Review Fee paid by Borrower: $153.00
Flood Determination Fee paid by Borrower: $8.00
Lender Closing Fee paid by Borrower: $220.00
Title - Settlement Agent Fee paid by Borrower: $500.00
Title Attorney Post close paid by Borrower: $300.00
Title- Iowa Title Guaranty paid by Borrower: $573.00"
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan has failed TILA finance charge test due to finance charge disclosed on final CD as $xx. Calculated finance charge is $xx for an under disclosed amount of
-$196.89"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is available at xx			Moderate	Pass	Fail	Pass	Not Covered	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
28445107	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$8,640.61	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,208.88	5.625%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	687	723	38.217%	First	Final policy	Not Applicable	Not Applicable	Unavailable	$216,123.11	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	The review of the updated title report dated 12/xx/2022 shows that the subject mortgage was originated on xx
The chain of assignments is complete. The current assignment is with xx
No active judgments or liens have been found.
No delinquent taxes have been found for the prior year.	As per payment history as of 12/xx/2022, the borrower is current with the loan. The next due date is 1/xx/2023. The last payment was received on 12/xx/2022 in the amount of $xx with an interest rate 5.625% which was applied for the due date of 12/xx/2022. The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
As per payment history as of 12/xx/2022, the borrower is current with the loan. The next due date is 1/xx/2023. The last payment was received on 12/xx/2022 in the amount of $xx with an interest rate 5.625% which was applied for the due date of 12/xx/2022. The current UPB is $xx.
No foreclosure and bankruptcy evidence has been found.
As per collection comment dated 1/xx/2021, the loan was approved for Covid-19 modification with effective date xx. Further details not provided.
No damage or repairs have been found in latest collection comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is conventional fixed rate mortgage originated with P&I $xx and interest rate 5.625%. As per payment history, the current P&I is $xx and interest rate is 5.625%. However, there is decrease in P&I with respect to original note data. As per collection comment dated 1/xx/2021, the loan was modified on xx for 480 amortization terms. Seller tape data also shows the loan was modified on xx with new principal balance of $xx. However, the modification agreement is missing from the loan file.	Field: Doc Date of Last Modification Loan Value: Unavailable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Stated Maturity Date Loan Value: Unavailable Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Home Equity Loan Copies of Documents is missing from the loan file (Lvl 3) "Home equity loan copies of documents are missing from the loan documents."
* Home Equity Loan Interest and Fees Pre-closing Disclosure is missing from the loan file (Lvl 3)     "Home equity loan interest & fees pre-closing disclosure is missing from the loan documents."
																																																																																							* Home Equity Loan Notice of Address for Borrower Notification of Violation is missing from the loan file (Lvl 3) "Home equity loan notice of address for borrower notification of violation is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan approved at 38.21%. Tape shows income miscalculation and recalculated income may pushes DTI to 74.38%. Lender defect, unable to calc ATR. ATR SOL expired."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
2369724	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$1,536.79	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,285.15	3.750%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	54.508%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 12/xx/2022, the subject mortgage was originated on xx
There is no chain of assignment as the subject mortgage is with the original lender xx
No active liens and judgments have been found against the borrower and subject property.
The 2022 combined annual taxes have been paid in the amount of $xx on 11/xx/2022.
No prior year’s delinquent taxes have been found.
According to the payment history as of 11/xx/2022, the borrower is current with the loan. The last payment was received on 11/xx/2022, which was applied for the due date of 12/xx/2022 and the next due date is 01/xx/2023. The current P&I is $xx and current PITI is $xx. The current UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is in performing.
According to the payment history as of 11/xx/2022, the borrower is current with the loan. The last payment was received on 11/xx/2022, which was applied for the due date of 12/xx/2022 and the next due date is 01/xx/2023. The current P&I is $xx and current PITI is $xx. The current UPB reflected as per the payment history is $xx.
As per the updated title report dated 12/xx/2022, the reason for default is death of borrower.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence of damage or repairs has been found.
No evidence has been found regarding COVID-19.
As per the 1003, the borrower in working at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Age of Loan Loan Value: 6 Tape Value: 5 |---| 1 |----| 20.00000% Comment: updated as per review. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Variance: 0.005%   Variance %: 0.00500%   Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Variance: 0.005% Variance %: 0.00500% Comment: updated as per review. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the bona fide discount points test due to the loan is a first lien mortgage and has a principal amount that is greater than or equal to $10,000 and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate."
* ComplianceEase TILA Test Failed (Lvl 3)     "1. This loan failed the TILA finance charge test. The finance charge disclosed on final CD as xx & the calculated finance charge is xx for an understated amount of - $427.12.

2. This loan failed the TILA foreclosure rescission finance charge test. The finance charge disclosed on final CD as xx & the calculated finance charge is xx for an understated amount of - $427.12."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure is not signed by all the borrowers."
* Loan does not conform to program guidelines (Lvl 3)     "Subject loan is VA cash-out refinance and tape shows loan does not meet seasoning requirement."
																																																																																							* ROR not hand dated by borrower(s) (Lvl 3) "ROR is not hand dated by all the borrowers."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "This loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 54.51% as the borrower’s income is $xx and the total expenses are in the amount of $xx and the loan was underwritten by AUS/DU xx and its recommendation is “Approve/Eligible” with the DTI of 54.51%."		Moderate	Pass	Fail	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
28144736	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,194.28	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,712.65	4.990%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	35.733%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 12/xx/2022, the subject mortgage was originated on xx

There is no chain of assignment. Currently, the assignment is with original lender xx
No active judgments or liens have been found.

1st county taxes of 2022/2023 have been paid in the amount of $xx on 09/xx/2022.

2nd county taxes of 2022/2023 have been due in the amount of $xx.

No prior year delinquent taxes have been found.
According to the payment history as of 12/xx/2022, the borrower is current with the loan and the next due date is 01/xx/2023. The last payment was received on 11/xx/2022 in the amount of $xx which was applied for the due date 12/xx/2022. The current P&I is $xx and current PITI is $xx with an interest rate of 4.990%. The current UPB reflected as per the payment history is $xx.	Collections Comments:The loan is in performing.

According to the payment history as of 12/xx/2022, the borrower is current with the loan and the next due date is 01/xx/2023. The last payment was received on 11/xx/2022 in the amount of $xx which was applied for the due date 12/xx/2022. The current P&I is $xx and current PITI is $xx with an interest rate of 4.990%. The current UPB reflected as per the payment history is $xx.

Borrower has been working at xx

Covid-19 attestation document is available at xx

Update:
As per the collection comments as of 7/xx/2024, the loan is performing and the next payment due date is 8/xx/2024.
No any additional information found in recent collection comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Age of Loan Loan Value: 6 Tape Value: 5 |---| 1 |----| 20.00000% Comment: NA Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Variance: 0.001%   Variance %: 0.00100%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Variance: 0.001% Variance %: 0.00100% Comment: NA Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx does not reflect Transfer Taxes fee. However, CD dated xx reflects Transfer Taxes fee at $452.00. This is an increase in fee of $452.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure is not signed by borrower."
* Loan does not conform to program guidelines (Lvl 3)     "Subject loan is VA cash-out refinance and tape shows loan does not meet seasoning requirement."
																																																																																							* ROR not hand dated by borrower(s) (Lvl 3) "ROR is not hand dated by borrower."			Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
25062250	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,536.30	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,861.22	3.490%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	709	Not Applicable	36.037%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 12/xx/2022 shows that the subject mortgage was originated on xx

The chain of the assignments has not been provided. However, the current assignment is with an original lender is xx

No active judgments/liens have been found in the updated title report against the borrower/subject property.

The 2022 combined annual taxes have been paid in the amount of $xx on 11/xx/2022.	According to the payment history as of 12/xx/2022, the borrower is performing with the loan and the next due date is 01/xx/2023. The last payment was received on 12/xx/2022 in the amount of $xx(PITI) which was applied for the due date of 12/xx/2022. The monthly P&I is $xx with an interest rate of 3.490%. The current UPB is $xx.	Collections Comments:The current status of the loan is in performing.
According to the payment history as of 12/xx/2022, the borrower is performing with the loan and the next due date is 01/xx/2023. The last payment was received on 12/xx/2022 in the amount of $xx(PITI)  which was applied for the due date of 12/xx/2022. The monthly P&I is $xx with an interest rate of 3.490%. The current UPB is $xx.
No information have been found regarding the current employment, job type and length of employment. No evidences have been found regarding the foreclosure and bankruptcy process.
No information has been found related damage or repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Original CLTV Ratio Percent Loan Value: xx |---| 0.002% |----| 0.00200% Comment: Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Variance: 0.002% Variance %: 0.00200% Comment: Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Provided Initial escrow account disclosure does not have all the pages."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Subject loan is VA cash-out refinance and tape shows loan does not meet seasoning requirement."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
24870926	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,386.74	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,212.90	3.750%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	27.086%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The updated title report dated 12/xx/2022 shows that the mortgage was originated on xx

The chain of the assignment has been completed. The current assignment is with xx

The first installments of county taxes for the year of 2022 have been paid in the amount of $3765.73.

The second installments of county taxes for the year of 2022 are due in the amount of $1621.01.

The utility taxes for the year 2022 are delinquent in the amount of $456.95, which were due on 01/xx/2023.
According to the payment history as of 12/xx/2022, the borrower is current with the loan and the next due date is 1/xx/2023. The last payment was received on 12/xx/2022 in the amount of $xx (PITI), which was applied for the due date of 12/xx/2022. The monthly P&I is $xx with an interest rate of 3.75%. The current UPB is $xx.	Collections Comments:The borrower is current with the loan.
According to the payment history as of 12/xx/2022, the borrower is current with the loan and the next due date is 1/xx/2023. The last payment was received on 12/xx/2022 in the amount of $xx (PITI), which was applied for the due date of 12/xx/2022. The monthly P&I is $xx with an interest rate of 3.75%. The current UPB is $xx.
As per final 1003, the borrower has been working at xx
No information has been found regarding the foreclosure and bankruptcy process.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Original CLTV Ratio Percent Loan Value: xx |---| 0.004% |----| 0.00400% Comment: Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Variance: 0.004% Variance %: 0.00400% Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "CE risk indicator is Elevated since this loan failed the revised closing disclosure delivery date test (no waiting period required). The revised closing disclosure receipt date is provided and the revised closing disclosure receipt date xx is after the consummation date, or closing / settlement date xx
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Provided Initial escrow account disclosure doesn't have all the pages."
* Loan does not conform to program guidelines (Lvl 3)     "Subject loan is VA cash-out refinance and tape shows loan does not meet seasoning requirement."
																																																																																							* ROR not hand dated by borrower(s) (Lvl 3) "ROR is not signed by all the borrowers."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
24550334	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,235.90	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,939.59	4.500%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	39.243%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 12/xx/2022 shows that the subject mortgage was originated on xx
The chain of the assignment is completed as the current assignment is with xx
No active judgments or liens have been found.
1st installment taxes of 2022 have been paid in the amount of $xx.
2nd installment taxes of 2022 are due in the amount of $xx on 4/xx/2023.	According to the payment history as of 12/xx/2022, the borrower is current with the loan and the last payment was received on 12/xx/2022 which was applied for 12/xx/2022 and the next due date is 1/xx/2023. The P&I is $xx and PITI is $xx. The UPB is $xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing. According to the payment history as of 12/xx/2022, the borrower is current with the loan and the last payment was received on 12/xx/2022 which was applied for 12/xx/2022 and the next due date is 1/xx/2023. The P&I is $xx and PITI is $xx. The UPB is $xx.
No comments have been found regarding bankruptcy in the latest servicing comments.
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not have details regarding the damage.
The borrower is working at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial Escrow Acct Disclosure	Field: Original CLTV Ratio Percent Loan Value: xx |---| -0.005% |----| -0.00500% Comment: Updated as per review. Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Variance: -0.005%   Variance %: -0.00500%   Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Variance: Variance %: Comment: Updated as per review. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Market conditions addendum report is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure is not hand-dated and hand-signed by the borrower."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Subject loan is VA cash-out refinance and tape shows loan does not meet seasoning requirement."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
45956918	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,907.90	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,770.99	4.250%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	42.162%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 12/xx/2022 shows that the subject mortgage was originated on xx
The chain of the assignments has not been provided. However, the current assignment is with an original lender is xx
No active judgments or liens were found.
The annual combined taxes for the year of 2022 have been paid in the amount of $xx on 01/xx/2022.
The annual school taxes for the year of 2022/2023 have been paid in the amount of $xx on 09/xx/2022.
No prior year’s delinquent taxes have been found.	According to the payment history as of 12/xx/2022, the borrower is performing with the loan and the next due date is 01/xx/2023. The last payment was received on 12/xx/2022 in the amount of $xx (PITI) which was applied for the due date of 12/xx/2022. The monthly P&I is $xx with an interest rate of 4.25%. The current UPB is $356488.04.	Collections Comments:The loan is performing.
According to the payment history as of 12/xx/2022, the borrower is performing with the loan and the next due date is 01/xx/2023. The last payment was received on 12/xx/2022 in the amount of $xx (PITI) which was applied for the due date of 12/xx/2022. The monthly P&I is $xx with an interest rate of 4.25%. The current UPB is $356488.04.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
The occupancy of the subject property is unable to be determined. No information has been found regarding the damage or repairs.
As per final 1003, borrower is working at xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable			3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Subject loan is VA cash-out refinance and tape shows loan does not meet seasoning requirement."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
90328593	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,006.71	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,057.82	3.625%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	52.123%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 12/xx/2022 shows that the subject mortgage was originated on xx
The chain of the assignments has not been provided. However, the current assignment is with an original lender is xx
There is junior mortgage against the subject property in favor of xx
There are two civil judgments found against the subject property in favor of xx
County taxes for the year of 2022/2023 have been paid in the total amount of $xx on 08/xx/2022 and 10/xx/2022.
County taxes for the year of 2022/2023 have been due in the total amount of $2501.82 on 01/xx/2023 and 03/xx/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of 11/xx/2022, the borrower is performing with the loan and the next due date is 12/xx/2022. The last payment was received on 11/xx/2022 in the amount of $xx(PITI) which was applied for the due date of 11/xx/2022. The monthly P&I is in the amount of $xx with an interest rate of 3.625%. The current UPB is reflected in tape for the amount of $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 11/xx/2022, the borrower is performing with the loan and the next due date is 12/xx/2022. The last payment was received on 11/xx/2022 in the amount of $xx(PITI) which was applied for the due date of 11/xx/2022. The monthly P&I is in the amount of $xx with an interest rate of 3.625%. The current UPB is reflected in tape for the amount of $xx
As per application the borrower is working at xx
No evidences have been found regarding the bankruptcy and foreclosure proceedings.
No information has been found related damage or repairs.
As per tape data, the subject property has been occupied by owner
No comments have been found stating the borrower’s income was impacted by Covid-19.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Original CLTV Ratio Percent Loan Value: xx |---| -0.002% |----| -0.00200% Comment: NA Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Variance: -0.002% Variance %: -0.00200% Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Market conditions addendum to the appraisal report is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject loan is VA cash-out refinance and tape shows loan does not meet seasoning requirement."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 52.123% as the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by DU xx and its recommendation is “Approve/Eligible” with a DTI of 52.12%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
85573235	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,216.88	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,078.16	3.375%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	40.576%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 12/xx/2022, the subject mortgage was originated on xx

There is no chain of assignment as the subject mortgage is with the original lender.

There is active mortgage that originated on xx

No prior year’s delinquent taxes have been found.	According to the payment history as of 12/xx/2022, the borrower is current with the loan. The last payment was received on 12/xx/2022 which was applied to 12/xx/2022. The next due date is 01/xx/2023. The borrower pays the P&I in the amount of $xx and PITI in the amount of $xx. The current UPB reflected is in the amount of $xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of 12/xx/2022, the borrower is current with the loan. The next due date is 01/xx/2023. The current UPB reflected is in the amount of $xx. There are no comments indicating that the borrower’s income was impacted by COVID-19. No comments have been found regarding the subject property condition. The borrower's employment details are unable to be determined.

Update:-
As per the collection comment dated 2/xx/2024, the borrower's income was impacted by Covid-19.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial Escrow Acct Disclosure	Field: Original CLTV Ratio Percent Loan Value: xx |---| 0.003% |----| 0.00300% Comment: CLTV ratio is xx Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Variance: 0.003%   Variance %: 0.00300%   Comment: OLTV is xx   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Address is xx. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Market conditions addendum is missing from the loan documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Loan failed the revised loan estimate delivery date test due to revised loan estimate dated xx Document tracker proving the delivery date of revised LE is xx which is on the initial closing disclosure delivery date xx
* ComplianceEase TILA Test Failed (Lvl 3)     "Total of payments disclosed on final CD as xx Calculated total of payments is xx for an under disclosed amount of $148.53. Reason for total of payments under disclosure is unknown as the fee itemization is missing."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by borrower is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject loan is VA cash-out refinance and tape shows loan does not meet seasoning requirement."
																																																																																							* ROR not hand dated by borrower(s) (Lvl 3) "ROR is not hand dated by the all borrowers."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
10819958	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,116.57	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,600.55	3.490%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	637	639	54.626%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 12/xx/2022 shows that the subject mortgage was originated on xx
The chain of the assignments has not been provided. However, the current assignment is with an original lender is xx
There is a UCC lien against the borrower in favor of xx in the amount of $0.00 which was recorded on 12/xx/2018 prior to the subject mortgage.
County taxes for the year of 2022/2023 have been paid in the total amount of $xx on 12/xx/2022.
County taxes for the year of 2022/2023 have been due in the total amount of $xx on 04/xx/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of 12/xx/2022, the borrower is performing with the loan and the next due date is 12/xx/2022. The last payment was received on 12/xx/2022 in the amount of $xx (PITI) which was applied for the due date of 11/xx/2022. The monthly P&I is in the amount of $xx with an interest rate of 3.490%. The current UPB is reflected in tape for the amount of $571525.23.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 12/xx/2022, the borrower is performing with the loan and the next due date is 12/xx/2022. The last payment was received on 12/xx/2022 in the amount of $xx (PITI) which was applied for the due date of 11/xx/2022. The monthly P&I is in the amount of $xx with an interest rate of 3.490%. The current UPB is reflected in tape for the amount of $571525.23.
As per application the borrower is working at xx
No evidences have been found regarding the current/prior foreclosure and bankruptcy.
Recent servicing comments do not reflect any damage pertaining to the subject property
As per the tape data the subject property has been occupied by owner.
No comments have been found stating the borrower’s income was impacted by Covid-19.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: Original CLTV Ratio Percent Loan Value: xx---| -0.001% |----| -0.00100% Comment: xx Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: -0.001% Variance %: -0.00100% Comment: xx Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure is not hand signed."
* Loan does not conform to program guidelines (Lvl 3)     "Subject loan is VA cash-out refinance and tape shows loan does not meet seasoning requirement."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by borrower is missing from the loan documents."
																																																																																							* ROR not hand dated by borrower(s) (Lvl 3) "ROR is not hand dated by the borrower."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 54.626% as the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by AUS xx and its recommendation is “Approve/Eligible” with a DTI of 54.63%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
38216539	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,959.93	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,161.83	3.375%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	47.629%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of the updated title report dated 12/xx/2022, the subject mortgage was originated on xx
No assignment has been found. The subject mortgage is with the lender xx
There is prior state tax lien found against the borrower xx in the amount of $xx which was recorded on 09/xx/2021.
The annual combined taxes for the year of 2021 have been paid in the amount of $xx.
The annual combined taxes for the year of 2022 have been due in the amount of $xx.
No prior year’s delinquent taxes have been found.	According to payment history as of 12/xx/2022, the borrower is current with the loan and the next due date for the payment is 1/xx/2023. The last payment was received on 12/xx/2022 in the amount of $xx. The current P&I is $xx & PITI is $xx. The stated current rate is 3.375%. The UPB is $xx.	Collections Comments:The loan is currently performing.
According to payment history as of 12/xx/2022, the borrower is current with the loan and the next due date for the payment is 1/xx/2023. The last payment was received on 12/xx/2022 in the amount of $xx. The current P&I is $xx & PITI is $xx. The stated current rate is 3.375%. The UPB is $xx.
As per final 1003, borrower has been working at xx
There is no post-origination bankruptcy record.
No evidence has been found regarding the foreclosure proceedings on the subject property in the available servicing comments.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable			3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Subject loan is VA cash-out refinance and tape shows loan does not meet seasoning requirement."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.629% as the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by DU xx and its recommendation is “Approve/Eligible” with a DTI of 47.63%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
74726181	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,503.30	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,721.79	4.250%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	601	709	37.990%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 12/xx/2022 reflects that the subject mortgage was originated on xx
No chain of assignment has been found. Currently, the mortgage is with xx
No active liens and judgments have been found against the borrower and the property.
2nd half county taxes of 2022/2023 are due on 12/xx/2023 in the amount of $2503.30.
No prior year’s delinquent taxes have been found.
According to a review of the payment history as of 12/xx/2022, the loan is currently performing and the next due date is 1/xx/2023. The last payment was received on 12/xx/2022 total in the amount of P&I $xx with the rate of interest 4.250%, which was applied for the due date of 12/xx/2022. The UPB reflected in the latest payment history is in the amount of $xx.	Collections Comments:According to the review of the servicing comments, the current status of loan is performing. The next due date is 1/xx/2023. The UPB reflected in the latest payment history is in the amount of $xx.
No comments have been found regarding reason for default.
The borrower xx has been working at xx
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Original CLTV Ratio Percent Loan Value: xx |---| -0.002% |----| -0.00200% Comment: Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Variance: -0.002% Variance %: -0.00200% Comment: Tape Source: Initial Tape Type:	3: Curable	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from the loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Subject loan is VA cash-out refinance and tape shows loan does not meet seasoning requirement."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
49424234	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,241.80	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,898.18	3.440%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	700	766	43.372%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 12/xx/2022, the subject mortgage was originated on xx

There is no chain of assignment. Currently, the assignment is with original lender xx
No active judgments or liens have been found.

1st county taxes of 2022/2023 have been paid in the amount of $xx on 12/xx/2022.

2nd county taxes of 2022/2023 are due in the amount of $xx.

No prior year delinquent taxes have been found.
According to payment history as of 12/xx/2022, the borrower is current with the loan and the next due date is 1/xx/2023. The last payment was received on 12/xx/2022 in the amount of $xx which was applied for due date 12/xx/2022. The current P&I is $xx and current PITI is $xx with an interest rate of 3.440%. The current UPB reflected as per the payment history is $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of 12/xx/2022, the borrower is current with the loan and the next due date is 1/xx/2023. The last payment was received on 12/xx/2022 in the amount of $xx which was applied for due date 12/xx/2022. The current P&I is $xx and current PITI is $xx with an interest rate of 3.440%. The current UPB reflected as per the payment history is $xx.

As per final application, the borrower has been working at xx

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post-close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing or error on the Rate Lock	Field: MI Coverage Amount Loan Value: Not Applicable Tape Value: 12.000% |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Mtg Insurance Doc Status MI Cert in File? Loan Value: Not Applicable Tape Value: Yes Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "TRID Violation due to decrease in lender credit on closing disclosure dated xx Initial LE dated xx reflects lender credit at $xx. However, final CD dated xx reflects lender credit at $xx. This is decrease of $777.42 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan approved at DTI of 43.37%. Tape shows undisclosed debt opened prior to closing of the loan pushes DTI to 50.62%. Borrower defect, unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.372% as the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by AUS xx and its recommendation is “Approve/Eligible” with a DTI of 43.37%."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
32945262	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,554.46	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$894.08	3.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	736	714	49.520%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 12/xx/2022, the subject mortgage was originated on xx
The chain of assignment has been completed. Currently, the assignment is with xx
No active judgments or liens have been found against the subject property and borrower.

1st installment of county taxes for year 2022 has been paid off in the amount of $777.23.

2nd installment of county taxes for the year 2022 is due on 06/xx/2023 in the amount of $777.23.

No delinquent taxes have been found.
According to the payment history as of 12/xx/2022, the borrower is current with the loan. The last payment was received on 12/xx/2022 and was applied to 12/xx/2022 and the next due date is 1/xx/2023. The P&I is $894.08 and current interest rate as per payment history is 3.990%. The current UPB is $xx.
Collections Comments:As per the review of collection comments, the current status of the loan is performing.

According to the payment history as of 12/xx/2022, the borrower is current with the loan. The last payment was received on 12/xx/2022 and was applied to 12/xx/2022 and the next due date is 1/xx/2023. The P&I is $894.08 and current interest rate as per payment history is 3.990%. The current UPB is $xx.

No comments have been found regarding borrower impacted by covid-19 pandemic.

As per the final application, the borrower xx has been working at xx

The occupancy of the subject property is unable to be determined.

No evidence has been found regarding bankruptcy.

No evidence has been found regarding foreclosure.

Update: No any additional information found in recent collection comments.

CC available from 03/xx/2023 to 07/xx/2024 and missing from 01/xx/2023 to 02/xx/2023.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing Dicsloures	Field: Borrower DTI Ratio Percent Loan Value: 49.520% Tape Value: 49.521% |---| -0.001% |----| -0.00100% Comment: Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Subject loan is NOO. Tape shows lender obtained an exterior only appraisal report that did not address interior condition of the property. Interior and exterior inspection of the was required on the property."
* Loan does not conform to program guidelines (Lvl 3)     "Subject is NOO. Tape shows documentation to support income history, taxes and insurance on REO properties, terms of a mortgage, and terms of with drawl for retirement account that was used for funds to close. Lender is able to obtain most of this documentation post closing but were unable to obtain the terms of withdrawal until several days after the appeal deadline."
																																																																																							* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
49367185	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$12,311.28	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,244.90	3.375%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	33.765%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 12/xx/2022, the subject mortgage was originated on xx

There is no chain of assignment as the subject mortgage is with the original lender.

No active judgments or liens have been found against the borrower/subject property.

County 2nd installment taxes for 2022/2023 are due in the amount of $xx on 04/xx/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of 12/xx/2022, the borrower is current with the loan. The last payment was received on 12/xx/2022 which was applied to 12/xx/2022. The next due date is 01/xx/2023. The borrower pays the P&I in the amount of $xx with an interest rate of 3.375%. The current UPB reflected is in the amount of $xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of 12/xx/2022, the borrower is current with the loan. The next due date is 01/xx/2023. The current UPB reflected is in the amount of $xx. There are no comments indicating that the borrower’s income was impacted by COVID-19. No comments have been found regarding the subject property condition. As per the final loan application, the borrower has been working at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Origination Appraisal	Field: Original CLTV Ratio Percent Loan Value: xx |---| -0.872% |----| -0.87200% Comment: CLTV ratio is xx Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Variance: -0.872%   Variance %: -0.87200%   Comment: OLTV is xx   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Limited Cash Out (GSE definition) Tape Value: Lower rate or term Variance: Variance %: Comment: Limited cash out Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Subject property is NOO. Subject loan approved at DTI of 33.76%. Tape shows undisclosed debt opened prior to closing of the loan pushes DTI to 78%."
																																																																																							* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
68077285	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,568.09	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,883.04	3.990%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	49.301%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 12/xx/2022, shows that the subject mortgage was originated on xx
The chain of the assignment has been completed. The current assignment is with original lender xx
No active judgments or liens have been found.
No delinquent taxes have been found for the prior year.	As per payment history as of 12/xx/2022, the borrower is current with the loan. The next due date is 1/xx/2023. The last payment was received on 12/xx/2022 in the amount of $xx with an interest rate 3.99% which was applied for the due date of 12/xx/2022. The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
As per payment history as of 12/xx/2022, the borrower is current with the loan. The next due date is 1/xx/2023. The last payment was received on 12/xx/2022 in the amount of $xx with an interest rate 3.99% which was applied for the due date of 12/xx/2022. The current UPB is $xx.
No foreclosure and bankruptcy evidence has been found.
As per final loan application, the borrower is xx
No damage or repairs have been found in latest collection comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Initial Escrow Acct Disclosure	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx reflects Points - Loan Discount Fee at $xx. However, CD dated xx reflects Points - Loan Discount Fee at $xx. This is an increase in fee of $591.88 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx reflects Loan Origination Fee at $xx. However, CD dated xx reflects Loan Origination Fee at $xx. This is an increase in fee of $44.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx reflects Credit Report Fee at $50.00. However, CD dated xx reflects Credit Report Fee at $100.00. This is an increase in fee of $50.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial Escrow Account disclosure signed by borrower is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject loan is VA cash-out refinance and tape shows loan does not meet seasoning requirement."
																																																																																							* Missing Initial 1003_Application (Lvl 3) "Initial application is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.301% as the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwriting by DU xx and its recommendation is “Approve/Eligible” with a DTI of 49.301%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
19041183	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,414.52	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,456.15	4.250%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	46.935%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 12/xx/2022, the subject mortgage was originated on xx

There is no chain of assignment as the subject mortgage is with the original lender.

No active judgments or liens have been found against the borrower/subject property.

No prior year’s delinquent taxes have been found.	According to the payment history as of 12/xx/2022, the borrower is current with the loan. The last payment was received on 12/xx/2022 which was applied to 12/xx/2022. The next due date is 01/xx/2023. The borrower pays the P&I in the amount of $xx and PITI in the amount of $xx. The current UPB reflected is in the amount of $xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of 12/xx/2022, the borrower is current with the loan. The next due date is 01/xx/2023. The current UPB reflected is in the amount of $xx. There are no comments indicating that the borrower’s income was impacted by COVID-19. No comments have been found regarding the subject property condition. The borrower's employment details are unable to be determined.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial Escrow Acct Disclosure	Field: Original CLTV Ratio Percent Loan Value: xx Tape Value: xx |---| -0.004% |----| -0.00400% Comment: CLTV ratio is xx Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: -0.004% Variance %: -0.00400% Comment: OLTV is 83.616%. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Market conditions addendum is missing from the loan documents."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 3)     "Loan origination fee test failed due to fees charged $xx exceed fees threshold of $xx over by +$118.00.
The below fees were included in the test:
IL Title Policy Fee paid by Borrower: $3.00
Loan Origination Fee paid by Borrower: $xx
Pest Inspection Fee paid by Borrower: $40.00
Title Closing Protection Letter (CPL) paid by Borrower: $75.00"
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by borrower is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject loan is VA cash-out refinance and tape shows loan does not meet seasoning requirement."
																																																																																							* ROR not hand dated by borrower(s) (Lvl 3) "ROR is not hand dated by all the borrowers."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.935% as the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by DU xx and its recommendation is “Approve/Eligible” with a DTI of 46.94%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
41187542	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$733.36	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,197.88	5.125%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	35.455%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 12/xx/2022 reflects that the subject mortgage was originated on xx
No chain of assignment has been found. Currently, the mortgage assignment is with xx
No active liens and judgments have been found against the borrower and the property.
1st half county taxes of 2022 are due on 4/xx/2023 in the amount of $733.36.
No prior year’s delinquent taxes have been found.
According to a review of the payment history as of 12/xx/2022, the loan is currently performing and the next due date is 1/xx/2023. The last payment was received on 12/xx/2022 total in the amount of P&I $xx with the rate of interest 5.125%, which was applied for the due date of 12/xx/2022. The UPB reflected in the latest payment history is in the amount of $xx.	Collections Comments:According to the review of the servicing comments, the current status of loan is performing. The next due date is 1/xx/2023. The UPB reflected in the latest payment history is in the amount of $xx.
No comments have been found regarding reason for default.
The borrower Jose Morales has been working at xx
Unable to determine the occupancy. No details found regarding damage in available servicing comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Original CLTV Ratio Percent Loan Value: xx Tape Value: xx |---| 0.001% |----| 0.00100% Comment: Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: 0.001%   Variance %: 0.00100%   Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Variance: Variance %: Comment: Seller tape shows property address xx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated xx reflects the sum of section C fees and Recording fee at $701. However, final CD dated xx reflects the sum of section C and Recording fee at $776.00. This is a cumulative increase of +$4.90 for charges that in total cannot increase more than 10% test. Valid COC for the decrease in fee is available; however, COC is not getting tested due to loan failing TRID delivery and timing test."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by borrower is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject loan is VA cash-out refinance and tape shows loan does not meet seasoning requirement."
																																																																																							* ROR not hand dated by borrower(s) (Lvl 3) "ROR is not hand dated by borrower."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
1402942	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$1,123.68	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,698.98	3.375%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	57.297%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The updated title report dated 12/xx/2022 shows that the mortgage was originated on xx
The chain of the assignment has been completed. The current assignment is with original lender xx
There are five prior UCC mortgages active against the subject property. The first mortgage was originated on xx. The amount of UCC mortgage is not available.
There is a prior UCC lien active in favor of xx
The second installment county taxes for the year of 2022 are due in the amount of $561.84 for the due date of 4/xx/2023.
No delinquent taxes have been found for the prior year.	As per payment history as of 12/xx/2022, the borrower is current with the loan. The next due date is 1/xx/2023. The last payment was received on 12/xx/2022 in the amount of $xx with an interest rate 3.375% which was applied for the due date of 12/xx/2022. The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
As per payment history as of 12/xx/2022, the borrower is current with the loan. The next due date is 1/xx/2023. The last payment was received on 12/xx/2022 in the amount of $xx with an interest rate 3.375% which was applied for the due date of 12/xx/2022. The current UPB is $xx.
No bankruptcy and bankruptcy evidence has been found.
As per final loan application, the borrower has been working at xx
No damage or repairs have been found in latest collection comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial Escrow Acct Disclosure	Field: Property Address Street Loan Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report dated 11/xx/2021 which is 120 days older than consummation date 04/xx/2022."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject loan is VA cash-out refinance and tape shows loan does not meet seasoning requirement."
																																																																																							* ROR not hand dated by borrower(s) (Lvl 3) "ROR is not hand dated by the borrower."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 57.297%, the borrower’s income was $xx and total expenses are in the amount of $xx and the loan was underwritten by DU xx and its recommendation is “Approve/Eligible” with a DTI of 57.30%."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
64086114	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$5,685.69	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,523.30	4.500%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	55.173%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 12/xx/2022, the subject mortgage was originated on xx

There is no chain of assignment as the subject mortgage is with the original lender xx
No active judgments or liens have been found against the borrower/subject property.

School 2nd installment taxes of 2023 are due in the amount of $xx on 05/xx/2023. No prior year’s delinquent taxes have been found.
According to the payment history as of 12/xx/2022, the borrower is current with the loan. The last payment was received on 12/xx/2022, which was applied for the due date of 12/xx/2022 and the next due date is 01/xx/2023. The current P&I is $xx and current PITI is $xx. The current UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 12/xx/2022, the borrower is current with the loan. The last payment was received on 12/xx/2022, which was applied for the due date of 12/xx/2022 and the next due date is 01/xx/2023. The current P&I is $xx and current PITI is $xx. The current UPB reflected as per the payment history is $xx.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence of damage or repairs has been found.
No evidence has been found regarding COVID-19.
The borrower’s employment details are not available in 1003.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial Escrow Acct Disclosure	Field: Original CLTV Ratio Percent Loan Value: xx |---| 0.004% |----| 0.00400% Comment: updated as per review. Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: 0.004% Variance %: 0.00400% Comment: updated as per review. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Market conditions addendum report is missing from the loan documents."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated xx reflects the sum of section C fees and recording fee at $xx. However, CD dated xx reflects the sum of section C and recording fee at $xx. This is a cumulative increase of $284.80 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure is not hand-signed and hand-dated by the borrower."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Subject loan is VA cash-out refinance and tape shows loan does not meet seasoning requirement."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 55.17% as the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by DU xx and its recommendation is "Approve/Eligible" with a DTI of 55.17%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
4712596	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,228.72	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,214.54	4.875%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	615	Not Applicable	35.121%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 12/xx/2022 shows that the subject mortgage was originated on xx
The chain of the assignment is complete. Currently assignment is with an original lender xx
There is an active prior mortgage against the subject property in favor of xx
No active judgments or liens have been found.
The first, second, third, and fourth installments of city taxes for the year 2022-2023 have been paid in the total amount of $xx on 06/xx/2022.
No prior year’s delinquent taxes have been found.

No prior years delinquent taxes have been found.	According to the payment history as of 12/xx/2022, the borrower is current with the loan and the next due date is 01/xx/2023. The last payment was received on 12/xx/2022 in the amount of $xx (PITI), which was applied for the due date of 12/xx/2022. The monthly P&I is $xx with an interest rate of 4.875%. The current UPB is reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is in performing.
According to the payment history as of 12/xx/2022, the borrower is current with the loan and the next due date is 01/xx/2023. The last payment was received on 12/xx/2022 in the amount of $xx (PITI), which was applied for the due date of 12/xx/2022. The monthly P&I is $xx with an interest rate of 4.875%. The current UPB is reflected as per the payment history is $xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the foreclosure proceedings.
The occupancy of the subject property is unable to be determined.
As per 1003, borrower has been receiving the social security and VA compensation income.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial Escrow Acct Disclosure	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal is incomplete since the market condition addendum (1004MC) is missing from the provided appraisal report."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the TRID total of payments test due to the fees charged $xx doesn't exceed the threshold of $xx by -$152.11."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure doesn't have all the pages."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Subject loan is VA cash-out refinance and tape shows loan does not meet seasoning requirement."			Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
86479041	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$660.50	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,244.05	4.990%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	647	634	33.596%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report dated 12/xx/2022, the subject mortgage was originated on xx. No active liens and judgments have been found against borrower and property. There are no prior year real estate delinquent taxes.	The payment history dated 12/xx/2022 shows that the borrower is current with the loan and next payment due date is 01/xx/2023. The last payment was received on 12/xx/2022 in the amount of $xx which was applied for the due date of 12/xx/2022. The current UPB is $xx.	Collections Comments:Currently the loan is in performing.
The payment history dated 12/xx/2022 shows that the borrower is current with the loan and next payment due date is 01/xx/2023. The last payment was received on 12/xx/2022 in the amount of $xx which was applied for the due date of 12/xx/2022. The current UPB is $xx.
As per collection comment the subject property is occupied by owner and is in good condition. There are no comments regarding the damages and repairs. As per 1003, borrower has been receiving the social security & VA compensation income.
Employment details are not provided in 1003.
Update:
As per the servicing comment dated 5/xx/2023, the subject property has been damaged. As per the servicing comment dated 6/xx/2023, the borrower has received loss draft check. As per the servicing comment dated 11/xx/2023, the borrower has been approved for the final loss draft disbursement. Further details are not provided.
The collection comments are available from 08/xx/2022 to 11/xx/2022, 03/xx/2023 to 07/xx/2024. The collection comments are missing from 12/xx/2022 to 02/xx/2023.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable			3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Subject loan is VA cash-out refinance and tape shows loan does not meet seasoning requirement."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
28141503	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$2,799.88	06/xx/2024	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,147.12	3.375%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	692	678	44.690%	First	Short Form Policy	Not Applicable	Not Applicable	Unavailable	$200,289.02	Unavailable	3.125%	Unavailable	06/xx/2022	Financial Hardship	According to the updated title report dated 12/xx/2022, the subject mortgage was originated on xx

There is no chain of assignment. Currently, the assignment is with original lender xx

Annual combined taxes of 2022 have been paid in the amount of $xx on 12/xx/2022.

No prior year delinquent taxes have been found.

There is one hospital lien found against the borrower in favor of xx	According to the payment history as of 12/xx/2022, the borrower is current with the loan and the next due date is 01/xx/2023. The last payment was received on 12/xx/2022 in the amount of $xx which was applied for the due date 12/xx/2022. The current P&I is $731.51 and current PITI is $xx with an interest rate of 3.125%. The current UPB reflected as per the payment history is $xx.	Collections Comments:The loan is in performing.

According to the payment history as of 12/xx/2022, the borrower is current with the loan and the next due date is 01/xx/2023. The last payment was received on 12/xx/2022 in the amount of $xx which was applied for the due date 12/xx/2022. The current P&I is $731.51 and current PITI is $xx with an interest rate of 3.125%. The current UPB reflected as per the payment history is $xx.

Borrower was working at “xx” as a server for 24 months.

As per comment dated 12/xx/2021, the borrower’s income is impacted by covid-19. Further details not provided.

The loan was originated on 06/xx/2021. However, covid-19 attestation is missing from the loan file.

The foreclosure was initiated on the property in 2022. However, as per collection comment dated 05/xx/2022, the foreclosure was put on hold due to loss mitigation. Further details not provided.

Foreclosure Comments:The foreclosure was initiated on the property in 2022. However, as per collection comment dated 05/xx/2022, the foreclosure was put on hold due to loss mitigation. Further details not provided.
Bankruptcy Comments:Not Applicable	As per the collection comment dated 05/xx/2022, the loan was modified on xx The modification document is missing from loan file. This is a conventional fixed rate mortgage with P&I of $xx with the rate of interest 3.37500% and a maturity date of the loan is xx The P&I as per latest payment history as of 12/xx/2022 is $731.51 and rate of interest is 3.125%. There is a reduction in P&I and rate of interest with respect to original note. However, loan modification agreement is missing from the loan file.	Hazard Insurance Initial Escrow Acct Disclosure	Field: Doc Date of Last Modification Loan Value: Unavailable Tape Value: xx |---| |----| Comment: Changed. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: 0.001%   Variance %: 0.00100%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: 0.001%   Variance %: 0.00100%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: xx Tape Value: xx Variance: 7609 (Days) Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date)."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "1. This loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 04/xx/2021 reflect Points - Loan Discount Fee at $810.00, Credit Monitoring Service at $5.00 & Credit Report Fee at $38.00.  However, CD dated xx reflects Points - Loan Discount Fee at $xx, Credit Monitoring Service at $9.00 & Credit Report Fee at $76.00. This is an increase in total fee of $xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

2. This loan failed the charges that in total cannot increase more than 10% test. Missing valid COC for the total fees increased of $17.00 on the final CD dated xx
Provided final CD reflects the cumulative fees in B section increased of 11.276% with the amount of $17.00 in creditor's providers fees which exceeded the 10% tolerance for creditor's providers fees."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Provided initial escrow account disclosure doesn't have all the pages."
* Missing proof of hazard insurance (Lvl 3) "Proof of hazard insurance is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan approved at 44.69%. Tape shows income miscalculation and recalculated income may pushes DTI to 145.1%. Lender defect, unable to calc ATR.

Downgraded to LVL2 because SOL is expired in June 2024."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "This loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45% as the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by LP xx and its recommendation is “Accept” with the DTI of 45%."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
11933803	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,630.06	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,913.26	3.875%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	35.605%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 12/xx/2022 the subject mortgage was originated on xx
There is no chain of assignment as the mortgage is with original lender, xx

No active judgments or liens have been found.

No prior year’s delinquent taxes have been found.
According to the payment history as of 12/xx/2022, the loan is currently performing and the next due date is 1/xx/2023. The last payment was received on 11/xx/2022 in the amount of $xx which was applied for due date of 12/xx/2022. The current P&I is $xx and current PITI is $xx with an interest rate of 3.875%. The current UPB reflected as per the payment history is $xx.	Collections Comments:According to servicing comments, the loan is performing.

According to the payment history as of 12/xx/2022, the loan is currently performing and the next due date is 1/xx/2023. The last payment was received on 11/xx/2022 in the amount of $xx which was applied for due date as 12/xx/2022. The current P&I is $xx and current PITI is $xx with an interest rate of 3.875%. The current UPB reflected as per the payment history is $xx.

No foreclosure activity has been found.
No details are available regarding the bankruptcy.

The subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.
As per final application, the borrower xx has been working at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Initial Escrow Acct Disclosure	Field: Age of Loan Loan Value: 7 Tape Value: 6 |---| 1 |----| 16.66666% Comment: NA Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -0.003%   Variance %: -0.00300%   Comment: Collateral Value used for Underwriting: xx Amount of Secondary Lien(s): $0.00 Loan Amount: xx CLTV = xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: -0.003% Variance %: -0.00300% Comment: Collateral Value used for Underwriting: xx Loan Amount: xx LTV = xx Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal report is incomplete due to 1004MC is missing from the appraisal report."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Subject loan is VA cash-out refinance and tape shows loan does not meet seasoning requirement."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
25616611	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$854.06	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$629.57	3.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	43.381%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 12/xx/2022 shows that the subject mortgage was originated on xx

The chain of assignments is complete .The mortgage is currently assigned to xx

No active judgments/liens have been found in the updated title report against the borrower/subject property.

Annual county property taxes for the year 2022 have been paid on 8/xx/2022 in the amount of $xx.	According to payment history as of 12/xx/2022, the borrower is current with the loan and the next due date is 01/xx/2023. The last payment was received on 12/xx/2022 in the amount of $xx which was applied for due date 12/xx/2022. The current P&I is $629.57 and current PITI is $xx with an interest rate 3.375% The current UPB reflected is $xx.	Collections Comments:The loan is currently performing.
According to payment history as of 12/xx/2022, the borrower is current with the loan and the next due date is 01/xx/2023. The last payment was received on 12/xx/2022 in the amount of $xx which was applied for due date 12/xx/2022. The current P&I is $629.57 and current PITI is $xx with an interest rate 3.375% The current UPB reflected is $xx.
No information has been found related damage or repairs.
As per servicing comment the subject property is owner occupied and in good condition.
No evidences have been found regarding the foreclosure and bankruptcy process.
As per final 1003, the borrower has been working with xx

The collection comment history is incomplete. The collection comments are available from 03/xx/2023 to 07/xx/2024.We are missing the latest 24 months of collection comments for review. The collection comments are missing from 08/xx/2022 to 02/xx/2023.

No any additional information found in recent collection comments
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 43.381% Tape Value: 50.839% |---| -7.458% |----| -7.45800% Comment: Tape Source: Initial Tape Type:
Field: MI Company   Loan Value: Other   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -0.362%   Variance %: -0.36200%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: -0.362% Variance %: -0.36200% Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "Finance charge disclosed on Final CD as xx Calculated finance charge is xx for an under disclosed amount of -$xx. Reason for Finance charge under disclosure is unknown as the fee itemization is missing."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan approved at DTI of 43.38%. Tape shows undisclosed debt opened prior to closing of the loan pushes DTI to 50.85%. Borrower defect, unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.381% as the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by DU xx and its recommendation is Approve/Eligible with a DTI of 43.38%."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
91422045	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$793.98	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$536.74	4.375%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	41.428%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 12/xx/2022 shows that the subject mortgage was originated on xx
The chain of the assignments has not been provided. However, the current assignment is with the original lender is xx

There is one prior UCC Financing statement judgment against the borrower in favor of xx. However, the amount of liens is not mentioned in supportive documents.

The 1st installment of county taxes for the year of 2022 has been paid in the total amount of $396.99 on 10/xx/2022.

The 2nd installment of county taxes for the year of 2022 is due in the total amount of $396.99 on 04/xx/2023.

No prior year’s delinquent taxes have been found.	According to the payment history as of 12/xx/2022, the loan is currently performing and the next due date for payment is 2/xx/2023. The last payment was received on 12/xx/2022 in the amount of $777.48 which was applied for due date as 1/xx/2023. The current P&I is $536.74 and current PITI is $777.48 with an interest rate of 4.375%. The current UPB reflected as per the payment history is $xx.	Collections Comments:According to servicing comments, the loan is performing.
According to the payment history as of 12/xx/2022, the loan is currently performing and the next due date for payment is 2/xx/2023. The last payment was received on 12/xx/2022 in the amount of $777.48 which was applied for due date as 1/xx/2023. The current P&I is $536.74 and current PITI is $777.48 with an interest rate of 4.375%. The current UPB reflected as per the payment history is $xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
The subject property is owner occupied. No comment pertaining to the damage to the subject property has been observed.
As per final application, the borrower xx is working at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Origination Appraisal	Field: Age of Loan Loan Value: 8 Tape Value: 7 |---| 1 |----| 14.28571% Comment: NA Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -0.406%   Variance %: -0.40600%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: -0.406%   Variance %: -0.40600%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject was approved at 41.428%. Tape shows BWR was not employed at closing and may push DTI to over 69.88%. Borrower defect, unable to calc ATR."
																																																																																								* Missing Appraisal (Lvl 2) "An appraisal report at origination is missing from the loan file."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
22174723	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,906.28	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$919.49	4.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	High Rise Condo (>=9 Stories)	xx	xx	Investor	Yes	Yes	Yes	755	Not Applicable	42.537%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 12/xx/2022 shows that the subject mortgage was originated on xx

No single assignment of mortgage is available in the updated title report.

As per the updated title report dated 12/xx/2022, there is prior mechanics lien against the borrower in favor of xx

The annual county taxes for the year 2021 have been paid in the amount of $xx on 03/xx/2022.

The 1st installment of county taxes for the year 2022 has been paid in the amount of $915.68 on 06/xx/2022.

The 2nd installment of county taxes for the year 2022 has been paid in the amount of $930.29 on 09/xx/2022.

The 3rd installment of county taxes for the year 2022 is due in the amount of $xx on 01/xx/2023.

No prior year’s delinquent taxes have been found.
According to the payment history as of 12/xx/2022, the borrower is current with the loan and the next due date is 01/xx/2023. The last payment was received on 12/xx/2022 in the amount of $919.49 (PITI) which was applied for the due date of 12/xx/2022. The monthly P&I is in the amount of $919.49 with an interest rate of 4.500%. The current UPB is reflected in tape for the amount of $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 12/xx/2022, the borrower is performing with the loan and the next due date is 01/xx/2023. The last payment was received on 12/xx/2022 in the amount of $919.49 (PITI) which was applied for the due date of 12/xx/2022. The monthly P&I is in the amount of $919.49 with an interest rate of 4.500%. The current UPB is reflected in tape for the amount of $xx.
As per application the borrower has been owner of the xx
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidences have been found regarding the current/prior foreclosure proceedings.
No information has been found related to damage or repairs
As per tape data, the subject property is Investment property.

Update:
No any additional information found in recent collection comments.
The collection comments are available from 08/xx/2022 to 11/xx/2022, 03/xx/2023 to 07/xx/2024. The collection comments are missing from 12/xx/2022 to 02/xx/2023.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures	Field: Borrower DTI Ratio Percent Loan Value: 42.537% Tape Value: 59.377% |---| -16.840% |----| -16.84000% Comment: Tape Source: Initial Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Subject Property Type Loan Value: High Rise Condo (>=9 Stories) Tape Value: Low Rise Condo (1-4 Stories) Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Subject is NOO. Tape shows condo project is illegible under Type-A due to lack of reserve contributions. Additionally, lease agreement used was only for 6 months instead of the required 12. Elevated for client review."	* Missing Required Disclosures (Lvl 3) "Operative income statement (Schedule) is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
45475981	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,947.23	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,805.97	3.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	689	737	39.633%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 12/xx/2022, the subject mortgage was originated on xx
No active liens and judgments have been found against the borrower and subject property.
The annual combined taxes of 2022 have been paid in the amount of $xx on 09/xx/2022.
1st installment of combined taxes of 2022 has been paid in the total amount of $xx on 09/xx/2022.
2nd installment of combined taxes of 2022 is due in the total amount of $894.90 on 02/xx/2023.
No prior year’s delinquent taxes have been found.
As per the payment history as of 12/xx/2022, the borrower is current with the loan and the next due date is 1/xx/2023. The last payment was received on 12/xx/2022 in the amount of $xx (PITI) which was applied for the due date of 12/xx/2022. The monthly P&I is $xx with an interest rate of 3.375%. The current UPB is $xx and the deferred balance is $0.00.	Collections Comments:The loan is performing.
As per the payment history as of 12/xx/2022, the borrower is current with the loan and the next due date is 1/xx/2023. The last payment was received on 12/xx/2022 in the amount of $xx (PITI) which was applied for the due date of 12/xx/2022. The monthly P&I is $xx with an interest rate of 3.375%. The current UPB is $xx and the deferred balance is $0.00.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current foreclosure proceedings.
As per tape data, the subject property is owner occupied. No information has been found related to damage or repairs.
As per final 1003, the borrower has been working at xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Borrower DTI Ratio Percent Loan Value: 39.633% Tape Value: 53.135% |---| -13.502% |----| -13.50200% Comment: Borrower DTI ratio percent is 36.633%. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject approved at xx Tape shows temporary income which was used to qualify could not be verified as did not have enough history of receiving temporary income. Excluding this income may push DTI higher. Lender defect, unable to calc ATR."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
45681677	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,234.83	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$786.31	3.990%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	620	805	47.696%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 12/xx/2022, the subject mortgage was originated on xx

There is no chain of assignment. Currently, the assignment is with original lender xx

1st, 2nd, 3rd and 4th town taxes of 2022 are paid in the total amount of $xx on different dates.

1st and 2nd town taxes of 2023 are due in the total amount of $xx.

No prior year delinquent taxes have been found.

There are two credit card judgments against the borrower in favor of different plaintiffs in the total amount of $xx, which recorded on 06/xx/2004 and 09/xx/2020. The judgments are prior to subject mortgage.
According to the payment history as of 12/xx/2022, the borrower is current with the loan and the next due date is 01/xx/2023. The last payment was received on 12/xx/2022 in the amount of $xx which was applied for the due date 12/xx/2022. The current P&I is $786.31 and current PITI is $xx with an interest rate of 3.990%. The current UPB reflected as per the payment history is $xx.	Collections Comments:The loan is performing.

According to the payment history as of 12/xx/2022, the borrower is current with the loan and the next due date is 01/xx/2023. The last payment was received on 12/xx/2022 in the amount of $xx which was applied for the due date 12/xx/2022. The current P&I is $786.31 and current PITI is $xx with an interest rate of 3.990%. The current UPB reflected as per the payment history is $xx.

Borrower has been working at xx
Covid-19 attestation document is available in loan files at xx

As per tape data, the subject property is occupied by owner.

There is no indication of post-closing bankruptcy or foreclosure proceedings.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Original CLTV Ratio Percent Loan Value: xx Tape Value: xx |---| 0.005% |----| 0.00500% Comment: NA Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx   Variance: 0.005%   Variance %: 0.00500%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan approved at xx Tape shows income miscalculation and recalculated income may pushes DTI to 62.9%. Lender defect, unable to calc ATR."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged $xx exceeds fees threshold of $xx over by +$432.15.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $xx
Processing Fee paid by Borrower: $xx"
* ComplianceEase State Regulations Test Failed (Lvl 3)     "This loan failed the New Jersey mortgage banker or correspondent mortgage banker license prohibited fees test.
Prohibited Fees:
Credit Monitoring Service paid by Borrower: $9.00
Processing Fee paid by Borrower: $xx
Title Tax Cert Fee paid by Borrower: $25.00"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE xx QM points and fees test due to fees charged $xx exceeds fees threshold of $xx over by +$432.15.
The below fees were included in the test:
Points - Loan Discount Fee paid by Borrower: $xx
Processing Fee paid by Borrower: $xx"
																																																																																							* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure is not hand-signed and hand-dated by the borrower."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.696%, the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by LP xx		Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
58601331	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,266.18	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$535.62	3.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	34.043%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 1/xx/2023, the subject mortgage is originated on xx
The chain of assignment is completed. The subject mortgage is with lender xx
There are no active liens and judgments against the borrower/property.
The county second installment tax is due in the amount of $xx.
No prior year delinquent taxes have been found.	According to the payment history as of 12/xx/2022, the borrower is current with the loan and the next due date is 1/xx/2023. The last payment was received on 12/xx/2022 in the amount of $875.36 (PITI), which was applied for the due date of 12/xx/2022. The monthly P&I is $535.62 with an interest rate of 3.375%. The current UPB is $xx.	Collections Comments:The loan is currently performing and the next due date is 1/xx/2023. The last payment was received on 12/xx/2022 in the amount of $875.36 (PITI), which was applied for the due date of 12/xx/2022. No records for foreclosure and bankruptcy have been found.
No damage or repair to the property has been found.
As per the 1003, the borrower xx has been working at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Property Address Street Loan Value: xx |---| |----| Comment: The Note signed on xx reflects the property address as xx. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows that property value is unsupported due to bad appraisal practices. Comps in file are beyond range, up to 30 miles away. Elevated for client review."	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the xx requires that mortgage lien loans with a closing date on or after July 1, 2017 must be made under a xx. The Office of the xxs has additionally clarified that after this date, lenders are no longer allowed to make mortgage lien loans under a xx Supervised Lender license.

Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure is not signed by borrower."
																																																																																							* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."			Moderate	Pass	Pass	Pass	Not Covered	Not Covered	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
99053195	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,869.66	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,299.62	3.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	Yes	645	Not Applicable	25.431%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The updated title report dated 12/xx/2022 shows that the mortgage was originated on xx
The chain of the assignment is completed. The current assignment is with xx
No active liens and judgments have been found against borrower and property.
Combined taxes of 2022 have been due on 12/xx/2022 in the amount of $xx.
There are no prior year real estate delinquent taxes.
As per payment history dated 12/xx/2022, the loan is currently performing and the next due date is 02/xx/2023. The last regular payment (P&I) has been made on 12/xx/2022 in the amount of $xx for the due date of 01/xx/2023. The monthly P&I is $xx with an interest rate of 3.625%. The UPB as of the date is $xx.	Collections Comments:The current status of the loan is performing.
As per payment history dated 12/xx/2022, the loan is currently performing and the next due date is 02/xx/2023. The last regular payment (P&I) has been made on 12/xx/2022 in the amount of $xx for the due date of 01/xx/2023. The monthly P&I is $xx with an interest rate of 3.625%. The UPB as of the date is $xx.
As per 1003, the subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence of damage or repairs has been found.
No evidence has been found regarding COVID-19.
The loan was originated on xx The covid-19 attestation is located at xx.
As per the 1003, the borrower is the owner of xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Property Address Street Loan Value: xx |---| |----| Comment: updated as per note doc. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject approved at xx Tape shows SE business was not verified as being open at closing on 11/21. Post closing business was verified as being open. Lender defect, unable to calc ATR."	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test.
The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

This loan failed the closing or reimbursement date validation test.
The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing /
settlement date, if consummation date is not available). This information is necessary in order to correctly perform reimbursement calculations"
* ComplianceEase TILA Test Failed (Lvl 3)     "Finance charge disclosed on Final CD as xx Calculated finance charge is xx for an under disclosed amount of $135.00.  Reason for Finance charge under disclosure is unknown as the Fee Itemization is missing."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated xx does not reflect Points - Loan Discount Fee. However, CD dated xx reflects Points - Loan Discount Fee at $1424.86. This is an increase in fee of $1424.86 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents"
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows loan had an A/E result from DU, but there was a disputed account that was not addressed. DU stated that if the account was not the borrowers, the findings were accurate, but if not, the loan had to be manually downgraded."			Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
16100031	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,019.20	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,151.60	4.250%	360	xx	xx	FHA	Fixed	Refinance	xx	xx	Streamline Refinance	No	xx	xx	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of the updated title report dated 12/xx/2022, the subject mortgage was originated on xx
No chain of assignment has been found. The subject mortgage is with the lender xx
There is an active prior mortgage against the subject property in the amount of $xx which is held by xx
First installment combined taxes for the year of 2022 have been paid on 12/xx/2022 in the amount of $xx.
Second installment combined taxes for the year of 2022 are due on 6/xx/2023 in the amount of $xx.
No prior year’s delinquent taxes have been found.
No active judgments or liens have been found.
According to payment history as of 1/xx/2023, the borrower is current with the loan and the next due date is 2/xx/2023. The last payment was received on 12/xx/2022 in the amount of $xx. The current P&I is $xx & PITI is $xx. The stated current rate is 4.250%. The UPB is $xx.	Collections Comments:Required collection comments are missing from the loan file.
According to payment history as of 1/xx/2023, the borrower is current with the loan and the next due date is 2/xx/2023. The last payment was received on 12/xx/2022 in the amount of $xx. The current P&I is $xx & PITI is $xx. The stated current rate is 4.250%. The UPB is $xx.
There is no post-origination bankruptcy record.
No evidence has been found regarding the foreclosure.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	Field: Borrower Last Name Loan Value: xx |---| |----| Comment: As per the note, the borrower's last name is xx. Tape Source: Initial Tape Type:
Field: MI Company   Loan Value: xx   Tape Value: Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Balance (or Line Amount)   Loan Value: xx   Tape Value: xx   Variance: $23.00   Variance %: 0.00982%   Comment: As per the note, the original balance is xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx   Variance: -6.771%   Variance %: -6.77100%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx   Tape Value: xx   Variance: 11 (Days)   Variance %:    Comment: As per the note, the note date is xx   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: 0.008% Variance %: 0.00800% Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows xx used at closing rendered the loan ineligible to sale as the case number obtained on xx expired prior to closing xx Subject loan is seasoned with a UPB of $186K with no MI. Borrower is current on the loan and as per tape property value has appreciated since origination."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA finance charge test.
Loan Data: xx Comparison Data: xx Variance -xx
The finance charge is xx The disclosed finance charge of xx is not considered accurate because it is understated by more than $100.

This loan failed the TILA foreclosure rescission finance charge test.
Loan Data: xx Comparison Data: xx Variance -xx
The finance charge is xx The disclosed finance charge of xx is not considered accurate for purposes of rescission because it is understated by more than $35.

This loan failed the TILA APR test.
Loan Data: 4.528%, Comparison Data: 4.809%, Variance -0.281%.
The annual percentage rate (APR) is 4.809%. The disclosed APR of 4.528% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* MI, FHA or MIC missing and required (Lvl 2)     "MI certificate is missing from the loan file."
																																																																																								* Total income is less than total monthly debt (Lvl 2) "As per final application, the borrower’s total income is unable to be determined. However, the monthly expenses are $2116.19."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
83915024	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$0.00	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,145.65	4.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	49.317%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 01/xx/2023, the subject mortgage was originated on xx. There is no chain of assignment. Currently, the assignment is with original lender xx There is state tax lien against the borrower in favor of xx which was recorded on 04/xx/2019 in the amount of $xx. There are 2 municipal liens against the subject property in favor of xx. There is one civil judgment against the borrower in favor of xx. No prior year delinquent taxes have been found.	According to payment history as of 1/xx/2023, the borrower is current with the loan and the next due date is 2/xx/2023. The last payment was received on 1/xx/2023 in the amount of $xx which was applied for due date 1/xx/2023. The current P&I is $xx and current PITI is $xx with an interest rate of 4.500%. The current UPB reflected as per the payment history is $xx.	Collections Comments:The loan is performing. According to payment history as of 1/xx/2023, the borrower is current with the loan and the next due date is 2/xx/2023. The last payment was received on 1/xx/2023 in the amount of $xx which was applied for due date 1/xx/2023. The current P&I is $xx and current PITI is $xx with an interest rate of 4.500%. The current UPB reflected as per the payment history is $xx. No details pertaining to the damage on the subject property has been observed. The loan has not been modified since origination. No foreclosure activity has been found. No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Original Note Doc Date Loan Value: xx Tape Value: xx |---| 40 (Days) |----| Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed PA License Validation Test due to the xx HB 2179 requires non-exempt mortgage lenders engaged in the business of making mortgage loans to be licensed, effective November 5th, 2008."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows MI coverage was never obtained on the loan and as a result xx required the loan to be repurchased. DU shows that MI coverage was required on the loan."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.31% as the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by DU (xx) and its recommendation is Approve/Eligible with a DTI of 49.32%."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
21747684	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,769.24	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$506.69	4.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	672	Not Applicable	41.285%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 1/xx/2023 shows that the subject mortgage was originated on xx
No chain of assignment has been found. Currently, the mortgage is with original lender xx
There is prior state tax lien active against the subject borrower in the amount $xx in favor of xx
1st installment county taxes of 2021 have been paid in the amount of $xx on 5/xx/2022.
2nd installment county taxes of 2021 have been paid in the amount of $xx on 8/xx/2022.
No delinquent taxes have been found for the prior year.
Review of payment history as of 1/xx/2023 shows that the borrower is current with the loan. The next due date is 2/xx/2023. The last payment was received on 1/xx/2023 in the amount of $506.69 with interest rate 4.500% which was applied for the due date 1/xx/2023. The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
Review of payment history as of 1/xx/2023 shows that the borrower is current with the loan. The next due date is 2/xx/2023. The last payment was received on 1/xx/2023. The current UPB is $xx.
No foreclosure activity has been found.
No post close bankruptcy record has been found.
The loan was originated on xx Covid-19 attestation document is available in the loan file at "xx
Unable to confirm the current condition and occupancy of the subject property.
As per final loan application, the borrower has been working at xx
The servicing comments are missing from 4/xx/2022 to 11/xx/2022.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 41.285% Tape Value: 54.040% |---| -12.755% |----| -12.75500% Comment: This loan has a qualified mortgage DTI of 41.285%, the borrower's income was $xx and total expenses are in the amount of $xx. Tape Source: Initial Tape Type:
																																																																																				Field: Original Note Doc Date Loan Value: xx Tape Value: xx Variance: 39 (Days) Variance %: Comment: The Note reflects the Original Note document date as xx Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan approved at xx Tape shows student loan debt was miscalculated and recalculated debt pushes DTI to 54.14%. Lender defect, unable to calc ATR."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
68405937	xx	xx			561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$3,127.57	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$628.85	5.990%	360		xx	xx		Conventional	Fixed		Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable			Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	771	Not Applicable	48.895%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
According to the updated title report dated 12/xx/2022, the subject mortgage was originated on xx
No assignment of mortgage has been found.
No active liens and judgments have been found.
Annual county taxes for the year of 2022 have been paid in the amount of $3127.57.
No prior year delinquent taxes have been found.
According to the payment history as of 1/xx/2023, the borrower is current with the loan and the next due date is 01/xx/2023. The last payment was received on 12/xx/2022 in the amount of $1152.60 which was applied for the due date of 12/xx/2022. The current P&I is $628.85 and current interest rate is 5.99%. The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 1/xx/2023, the borrower is current with the loan and the next due date is 01/xx/2023. The last payment was received on 12/xx/2022 in the amount of $1152.60 which was applied for the due date of 12/xx/2022. The current P&I is $628.85 and current interest rate is 5.99%. The current UPB is $xx.
As per loan application, the borrower has been working at xx
Covid 19 attestation document is available in the file xx

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Original Note Doc Date Loan Value: xx Tape Value: xx |---| 55 (Days) |----| Comment: Document in the loan file shows note date as xx however, tape data reflects xx Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject loan approved at xx Tape shows income miscalculation and recalculated income pushes DTI from 48.89% to 51.63%. Lender defect, unable to calc ATR."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.895% as the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by DU xx and its recommendation is “Approve/Eligible” with a DTI of 48.895%."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
33798861	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,615.00	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,802.29	4.750%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	44.898%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 12/xx/2022, the mortgage was originated on xx
The mortgage is with original lender xx
No active judgments or liens have been found.
Annual county taxes of 2022 have been paid in the amount of $1853.00.
Annual city taxes of 2022 have been paid in the amount of $762. No prior year delinquent taxes have been found.
According to the payment history as of 12/xx/2022, the borrower is current with the loan and the next due date is 12/xx/2022. The last payment was received on 12/xx/2022 in the amount of $xx, which was applied for the due date of 11/xx/2022. The monthly P&I is $xx with an interest rate of 4.75%. The current UPB is $xx.

Collections Comments:The loan is currently in performing and the next due date is 12/xx/2022. The last payment was received on 12/xx/2022 in the amount of $xx (PITI), which was applied for the due date of 11/xx/2022. No repairs and damages have been found.
The property is owner occupied. As per the 1003, the borrower xx
The Covid-19 attestation is available in the loan file. xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure	3: Curable	* Compliance Testing (Lvl 3) "This loan failed the loan origination fee test due to the loan charges the veteran a loan origination fee and/or unauthorized fees, the total of which exceeds 1% of the loan amount, fees charged $xx exceeds fees threshold of $xx over by +$89.55.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $xx
Pest Inspection Fee paid by Borrower: $35.00
Title Document Preparation Fee paid by Borrower: $4.55
Title-Closing Protection Letter paid by Borrower: $50.00"
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Loan fails Brokerage/Finder Fee test due to fees charged $xx exceeds fees threshold of $xx over by +$625.36.
The below fees were included in the test:
Loan Origination Fee paid by Borrower: $xx
Points - Loan Discount Fee paid by Borrower: $xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated xx reflects the sum of Section C fees and Recording fee at $xx. However, CD dated xx reflects the sum of Section C and Recording fee at $xx. This is a cumulative increase of +$130.98 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows the loan is ineligible for purchase due to VA seasoning period requirements are not met on the loan. Lender needed to document a 6-month payment history and they did not as the borrower is not on the note but was awarded the property in a divorce."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated business disclosure is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.89% as the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by DU xx and its recommendation is “Approve/Eligible” with a DTI of 44.90%."		Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
50307586	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,694.21	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$555.92	4.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	18.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	684	Not Applicable	41.067%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 1/xx/2023, the subject mortgage was originated on xx
There is a mortgage against the subject property in the amount of $xx which was recorded after subject mortgage on xx
The combined annual taxes for 2022 have been paid in the amount of $xx.
No prior year delinquent taxes have been found.	As per tape data of payment history loan is current. The next due date per tape is 12/xx/2022. The last payment received date is not available in the payment history. As per payment history the current interest rate is 4.250% and the current UPB is $xx.	Collections Comments:The latest 24 months of collection comments are missing from the loan file.
As per the seller’s tape, the borrower is current with the loan and next due is 12/xx/2022. The rate of interest is 4.250%. The last payment received details are not available. The UPB is $xx.
Unable to determine the occupancy and condition of the property.
No foreclosure or bankruptcy details have been found in the loan file.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 38 Tape Value: 39 |---| -1 |----| -2.56410% Comment: NA. Tape Source: Initial Tape Type:
																																																																																				Field: Original CLTV Ratio Percent Loan Value: xx Tape Value: xx Variance: -6.867% Variance %: -6.86700% Comment: Tape Source: Initial Tape Type:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Subject loan closed on xx Tape shows subject loan become too aged for housing agency to purchase."	* Cash out purchase (Lvl 2) "Subject loan is purchase case and final CD dated xx reflects cash to borrower in the amount of $746.32."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
48849908	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$2,940.30	$2,889.12	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$663.80	3.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	759	759	49.893%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 01/xx/2023, the subject mortgage was originated on xx
There is no chain of assignment. Currently, the assignment is with original lender xx
No active judgments or liens have been found.
Annual combined taxes of 2021 have been paid in the amount of $20.90 on 10/xx/2021.
The combined annual taxes for the year 2022 are delinquent in the amount of $xx.	The complete payment history is missing.
However, according to payment history tape data as of 11/xx/2022, the borrower is current with the loan and the next due date is 1/xx/2023. The current UPB reflected as per the payment history tape data is $xx.	Collections Comments:The current status of the loan is performing.
However, according to payment history tape data as of 11/xx/2022, the borrower is current with the loan and the next due date is 1/xx/2023. The current UPB reflected as per the payment history tape data is $xx.
Covid-19 attestation is available in the loan file located at xx.
As per final application, the borrower has been working with xx. No post-close bankruptcy and foreclosure activity has been found.
No details pertaining to the damage on the subject property has been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower #2 Last Name Loan Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent Loan Value: 49.893% Tape Value: 49.865% Variance: 0.028% Variance %: 0.02800% Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated xx does not reflect points - loan discount fee. However, final CD dated xx reflects points - loan discount fee at $369.57. This is an increase in fee of $369.57 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan approved at 49.89%. Tape shows loan was repurchased due to income misrepresentation as BWR paystubs differ from origination WVOE. Lender defect, unable to calc ATR. SOL has expired 07/xx/2024 and the BWR is 0 times 30 last 18 months."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.893%, the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by DU xx and its recommendation is “Approve/Eligible” with a DTI of 49.89%."		Moderate	Not Covered	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
64275437	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,711.68	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,289.98	4.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	No Documentation	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	700	Not Applicable	46.929%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 12/xx/2022, the subject mortgage was originated on xx
There is no chain of assignment as the subject mortgage is with the original lender.

No active judgments or liens have been found against the borrower/subject property.

County annual installment taxes for 2022 have been paid in the amount of $xx on 11/xx/2022. No prior year’s delinquent taxes have been found.	According to the seller’s tape data as of 11/xx/2022, the borrower is current with the loan. The last payment received date is unable to be determined. The next due date for payment is 12/xx/2022. The borrower pays the P&I in the amount of $xx with an interest rate of 4.250%. The current UPB reflected is in the amount of $xx.	Collections Comments:As per the seller’s tape data, the current status of the loan is performing. According to the seller’s tape data as of 11/xx/2022, the borrower is current with the loan. The next due date for payment is 12/xx/2022. The current UPB reflected is in the amount of $xx. There are no evidences indicating that the borrower’s income was impacted by COVID-19. The subject property condition is unable to be determined. The borrower’s employment details are unable to be determined.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Credit Application
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Mortgage Insurance
Notice of Servicing Transfer	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.929% as the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by DU (xx) and its recommendation is “Approve/Ineligible” with a DTI of 46.93%."	* Application Missing (Lvl 3) "Final application is missing from the loan documents."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final closing disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by borrower is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 3)     "Initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Home loan toolkit is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Servicing transfer disclosure is missing from the loan documents."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "The affiliated business disclosure is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
92996701	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$14,443.48	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,842.36	4.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Unavailable	Unavailable	Not Applicable	PUD	xx	xx	Primary	No	Not Applicable	Unavailable	34.803%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 12/xx/2022, the subject mortgage was originated on xx
There is no chain of assignment as the subject mortgage is with the original lender.

No active judgments or liens have been found against the borrower/subject property.

Combined annual installment taxes for 2022 have been paid in the amount of $xx on 12/xx/2022. No prior year’s delinquent taxes have been found.	According to the seller’s tape data as of 11/xx/2022, the borrower is current with the loan. The last payment received date is unable to be determined. The next due date for payment is 11/xx/2022. The borrower pays the P&I in the amount of $xx with an interest rate of 4.375%. The current UPB reflected is in the amount of $xx.	Collections Comments:As per the seller’s tape data, the current status of the loan is performing. According to the seller’s tape data as of 11/xx/2022, the borrower is current with the loan. The next due date for payment is 11/xx/2022. The current UPB reflected is in the amount of $xx. There are no evidences indicating that the borrower’s income was impacted by COVID-19. The subject property condition is unable to be determined.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate HUD-1 Closing Statement Missing or error on the Rate Lock Mortgage Insurance	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final closing disclosure is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Subject loan closed with 90% LTV/CLTV and DU report shows that MI is required on the loan. However, tape shows MI certificate is missing from the loan documents."
* MI, FHA or MIC missing and required (Lvl 3)     "MI certificate is missing from the loan documents."
* Missing flood cert (Lvl 3)     "Flood insurance certificate is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
44224169	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,333.27	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,041.27	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Secondary	Yes	Yes	No	767	Not Applicable	20.739%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 01/xx/2023, the subject mortgage was originated on xx.

No chain of assignment has been found. Currently, the mortgage is with original lender xx.

No active judgments or liens have been found.

Annual school taxes of 2021 /2022 and county taxes of 2021 have been paid in the total amount of $xx.

Annual county taxes of 2022 are due in the amount of $xx.

No prior year delinquent taxes have been found.
According to payment history as of 12/xx/2022, the borrower is current with the loan and the next due date is 2/xx/2023. The last payment was received on 12/xx/2022 in the amount of $xx which was applied for due date 1/xx/2023. The current P&I is $xx with an interest rate of 2.875%. The current UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing.
According to payment history as of 12/xx/2022, the borrower is current with the loan and the next due date is 2/xx/2023. The last payment was received on 12/xx/2022 in the amount of $xx which was applied for due date 1/xx/2023. The current P&I is $xx with an interest rate of 2.875%. The current UPB reflected as per the payment history is $xx.

As per final application, the borrower has been working at xx.

Covid-19 attestation is available in the loan file located at xx.
As per 1003, the subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence of damage or repairs has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 16 Tape Value: 19 |---| -3 |----| -xx Comment: updated as per review. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx   Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type) Loan Value: Secondary Tape Value: Primary Variance: Variance %: Comment: updated as per review. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows value not supported due to comps selected. Subject sales price of $xx. Comps range from $650K to over $900K in far superior homes in smaller acreage sites. Comps showing large downward adjustments for xx ($137K to $330K) and large upward adjustments ($150K to $250K) to subject land value of 6.78 acres, compared to comps at 2-3 acres. Comps do not appear to be useable due to the massive upward and downward adjustments. Elevated for client review."	* Final Application not signed and hand-dated by Loan Originator (Lvl 3) "Final application is not hand signed by borrower."
* Missing Initial 1003_Application (Lvl 3)     "Initial application is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."			Minimal	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
5424540	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,358.34	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,639.79	4.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	777	803	42.901%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 01/xx/2023, the subject mortgage was originated on xx.

No chain of assignment has been found. Currently, the mortgage is with lender, xx.

No active judgments or liens have been found against the subject property and borrower.

The first installment of county taxes for the years 2022-2023 has been paid in the amount of $xx.

The second installment of county taxes for the years 2022-2023 has been paid in the amount of $xx.

No delinquent taxes have been found.

According to the payment history as of 12/xx/2022, the borrower is current with the loan. The last payment was received on 12/xx/2022 and applied to 12/xx/2022 and the next due date is 1/xx/2023. The P&I is $xx and current interest rate as per payment history is 4.375%. The current UPB is $xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing.

According to the payment history as of 12/xx/2022, the borrower is current with the loan. The last payment was received on 12/xx/2022 and applied to 12/xx/2022 and the next due date is 1/xx/2023. The P&I is $xx and current interest rate as per payment history is 4.375%. The current UPB is $xx.

There are no comments stating that the borrower’s income was impacted by the Covid-19 pandemic.

The covid-19 attestation document is located at xx.

As per final application the borrower xx has been working at xx.

As per seller tape data, the subject property is owner occupied.

No evidence has been found regarding bankruptcy.

No evidence has been found regarding foreclosure.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance	Field: Age of Loan Loan Value: 7 Tape Value: 10 |---| -3 |----| -xx Comment: Changed Tape Source: Initial Tape Type:
																																																																																				Field: Borrower DTI Ratio Percent Loan Value: xx Comment: Changed Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject approved at 42.901%. Tape shows SSI income not supported and recalculated income may push DTI to 48.10% invalidating AUS in file. Further details not provided."	* Missing proof of hazard insurance (Lvl 3) "Valid hazard insurance policy is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
75588535	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,027.60	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,386.02	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	32.135%	First	Final policy	Not Applicable	$140,173.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 1/xx/2023, the subject mortgage was originated on xx.
No chain of the assignment found. The subject mortgage is with lender xx.
There is a junior mortgage against the subject property in favor of xx.
The combined taxes of 2022 has been paid in the total amount of $xx on 12/xx/2022.
No prior year delinquent taxes have been found.
According to the payment history as of 12/xx/2022, the borrower is current with the loan and the next due date is 1/xx/2023. The last payment was received on 12/xx/2022 in the amount of $xx which was applied for the due date of 12/xx/2022. The P&I is $xx with interest rate of 3.250%. The current UPB is $xx.	Collections Comments:The loan is performing.
According to the payment history as of 12/xx/2022, the borrower is current with the loan and the next due date is 1/xx/2023. The last payment was received on 12/xx/2022 in the amount of $2774.49 which was applied for the due date of 12/xx/2022. The P&I is $xx with interest rate of 3.250%. The current UPB is $xx.
As per PACER report borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current foreclosure proceedings.
As per tape data, the subject property is owner occupied. No information has been found related to damage or repairs.
As per the 1003, the borrower has been working at xx.
Covid-19 attestation document is located at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 16 Tape Value: 19 |---| -3 |----| -xx Comment: Age of loan is 16. Tape Source: Initial Tape Type:
																																																																																				Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows $xx value not supported due to comps selected. Subject is a farm house with a basement, more acreage and a barn. Comps are generally newer, more suburban, larger and far superior in appearance. Comps do not appear to be useful due to different types of properties involved. Elevated for client review."				Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
23036440	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$2,027.72	$1,843.39	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,265.74	4.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	12.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	668	Not Applicable	38.837%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 01/xx/2023, the subject mortgage was originated on xx.
The chain of assignment is incomplete as currently, the assignment is with original lender xx.

No active judgments or liens have been found.

1st county taxes of 2022/2023 are delinquent in the total amount of $xx which are good through date 01/xx/2023.

2nd county taxes of 2022/2023 are due in the total amount of $xx.	According to payment history as of 12/xx/2022, the borrower is current with the loan and the next due date is 1/xx/2023. The last payment was received on 12/xx/2022 in the amount of $xx which was applied for due date 12/xx/2022. The current P&I is $xx and current PITI is $xx with an interest rate of 4.125%. The current UPB reflected as per the payment history is $xx.
Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of 12/xx/2022, the borrower is current with the loan and the next due date is 1/xx/2023. The last payment was received on 12/xx/2022 in the amount of $xx which was applied for due date 12/xx/2022. The current P&I is $xx and current PITI is $xx with an interest rate of 4.125%. The current UPB reflected as per the payment history is $xx.

As per final application, the borrower is self-employed. He has been the owner of xx.

Covid-19 attestation is available in the loan file located at xx.

As per comment dated 09/xx/2022, the subject property is owner occupied.

As per comment dated 06/xx/2022, the reason for default is excessive obligations.

As per comment dated 09/xx/2022, the subject property needs some repairs.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post-close bankruptcy record has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 7 Tape Value: 9 |---| -2 |----| -xx Comment: Tape Source: Initial Tape Type: Field: Original Appraised Value Loan Value: $xx Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject approved at 38%. File shows 2 years tax returns and 2020 has a $10K loss. Using the docs in file, monthly income would decrease from $13K to $6K and would push DTI over 75%. Lender defect, unable to calc ATR."	* ComplianceEase Exceptions Test Failed (Lvl 3) "This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed the non-numeric clerical error and post-consummation revised closing disclosure delivery date test due to The post-consummation reason for redisclosure is "non-numeric clerical error" and the post-consummation revised closing disclosure delivery date is more than 60 calendar days after the consummation date, or closing / settlement date if no consummation date was provided."
* ComplianceEase TILA Test Failed (Lvl 3)     "Loan failed charges that cannot decrease test. Initial CD dated 03/xx/2022 reflects Non-specific lender credit at $100.00. However, Post CD dated 08/xx/2022 reflects Non-specific lender credit at $0.00. This is decrease of -$100.00 for charges that cannot decrease. Valid COC for the decrease in NSLC is missing from the loan documents."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated 02/xx/2022 reflects Appraisal Fee at $700.00. However, CD dated 08/xx/2022 reflects Appraisal Fee at $800.00.
Loan estimate dated 02/xx/2022 reflects Points - Loan Discount Fee at $xx. However, CD dated 08/xx/2022 reflects Points - Loan Discount Fee at $xx.
This is a cumulative increase in fee of +$474.05 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
32273241	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,730.20	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,444.70	3.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	803	787	20.722%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 1/xx/2023, the subject mortgage was originated on xx.
The subject mortgage is with original lender xx.
No active judgments or liens have been found.
1st and 2nd installment county taxes of 2022 are due in the amount of $6730.20.
1st and 2nd installment county taxes of 2021 have been paid in the amount of $3895.64.
No prior year delinquent taxes have been found.
According to payment history as of 1/xx/2023, the borrower is current with the loan and the next due date is 1/xx/2023. The last payment was received on 12/xx/2022 in the amount of $xx which was applied for due date 12/xx/2022. The current P&I is $xx and current PITI is $xx with an interest rate of 3.125%. The current UPB is $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing and the next due date is 1/xx/2023. The last payment was received on 12/xx/2022 in the amount of $xx which was applied for due date 12/xx/2022.
As per the 1003 located at xx.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The loan has not been modified since origination.
No comment pertaining to the damage on the subject property has been observed. The covid-19 attestation is located at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 17 Tape Value: 19 |---| -2 |----| -xx Comment: Age of loan is 17. Tape Source: Initial Tape Type:
																																																																																				Field: Borrower DTI Ratio Percent Loan Value: xx. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows value not supported due to comps selected. Subject was a fix and flip that was purchased on 10/xx/20 for $170K with appraised value of $xx on 5/xx/21. Comps are all mostly larger properties with appraiser assigning large adjustments ($50K to $125K) to renovations. Elevated for client review."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
64591835	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,021.25	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,391.41	3.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	693	Not Applicable	16.484%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 01/xx/2023, the subject mortgage was originated on xx.
The chain of the assignments has not been provided. However, the current assignment is with the original lender is xx.
No active judgments or liens have been found.
Combined annual installment taxes for 2022 are due in the amount of $xx on 05/xx/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of 12/xx/2022, the loan is currently performing and the next due date for payment is 1/xx/2023. The last payment was received on 12/xx/2022 in the amount of $xx which was applied for due date as 12/xx/2021. The current P&I is $xx and current PITI is $xx with an interest rate of 3.625%. The current UPB reflected as per the payment history is $xx.	Collections Comments:According to servicing comments, the loan is performing.
According to the payment history as of 12/xx/2022, the loan is currently performing and the next due date for payment is 1/xx/2023. The last payment was received on 12/xx/2022 in the amount of $xx which was applied for due date as 12/xx/2021. The current UPB reflected as per the payment history is $xx.
There are no comments indicating that the borrower’s income was impacted by COVID-19.
As per final application, the borrower xx.
The loan was originated on xx. Covid-19 attestation is available at xx.
Reason for default is not mentioned.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 9 Tape Value: 12 |---| -3 |----| -25.00000% Comment: Changes as per documents. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent Loan Value: xx Comment: Changes as per documents. Tape Source: Initial Tape Type:	4: Unacceptable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 4) "Subject appraisal shows subject as is. Review of appraisal shows front and rear access under construction, missing driveway/ingress/egress. 1004D not in file. Elevated for client review."
																																																																																						* Property Marketability Issues (Lvl 4) "Tape shows subject property is a non-warrantable condo. Appraisals shows subject is a new mixed use condo subdivision under construction. Value appears in line with comps. Appraiser does not mention warrantability of subject complex but the subject and the other comps in same complex have first floor commercial and second floor living space. Elevated for client review."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
16957944	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,521.00	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,308.49	2.990%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	26.326%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 1/xx/2023, the subject mortgage was originated on xx.

There is no chain of assignment as the subject mortgage is with the original lender.

No active judgments or liens have been found against the borrower/subject property.

Combined annual installment taxes for 2022 have been paid in the amount of $xx on 12/xx/2022. No prior year’s delinquent taxes have been found.	According to the payment history as of 12/xx/2022, the borrower is current with the loan. The last payment was received on 12/xx/2022 which was applied to 12/xx/2022. The next due date is 01/xx/2023. The borrower pays the P&I of $xx and PITI of $xx. The current UPB is $xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing. According to the payment history as of 12/xx/2022, the borrower is current with the loan. The next due date is 01/xx/2023. The current UPB is $xx. There are no comments indicating that the borrower’s income was impacted by COVID-19. No comments have been found regarding the subject property condition. The borrower has been working at xx. The covid-19 attestation is available in the loan file at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 16 Tape Value: 18 |---| -2 |----| -xx Comment: Note reflect age of loan as 16. Tape Source: Initial Tape Type:
																																																																																				Field: Borrower DTI Ratio Percent Loan Value: xx Comment: This loan has a qualified mortgage DTI of xx, the borrower's income was $xx and total expenses are in the amount of $xx. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows value not supported due to comps selected. Subject is a $xx log cabin with comps all being traditional ss homes. Far superior comps show large upward adjustments for acreage ($45K to $60K) and large downward adjustments ($45K plus) for basement space of subject. None of the comps appear to align with subject. Elevated for client review."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
53226547	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	Other	$0.00	$0.00	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$572.57	3.625%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	Other	xx	25.000%	Not Applicable	Co-op	xx	xx	Primary	Yes	Yes	No	720	810	34.485%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per tape data, the subject mortgage was originated on xx.
There is an active UCC mortgage against the subject property in the favor of xx.
No active judgments or liens have been found.
No prior delinquent taxes have been found.
According to the payment history as of 12/xx/2022, the borrower is current with the loan. The last payment was received on 12/xx/2022 which was applied for the due date of 12/xx/2022 and the next due date for payment is 1/xx/2023. The P&I is $572.57 and PITI is $602.91. The UPB as per the payment history is $xx.
Collections Comments: As per the review of the servicing comments, the current status of the loan is performing. According to the payment history as of 12/xx/2022, the borrower is current with the loan. The last payment was received on 12/xx/2022 which was applied for the due date of 12/xx/2022 and the next due date for payment is 1/xx/2023. The UPB as per the payment history is $xx.
The COVID-19 attestation is located at xx.
No comments have been found regarding bankruptcy in the latest servicing comments.
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not have details regarding the damage.
As per 1003, borrower has been receiving social security & pension income.

Update:

As per the collection comment dated 5/xx/2023, the one of the borrowers is deceased. As per the comment dated 7/xx/2024, the next payment due date is 7/xx/2024. No any additional information found in recent collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Origination Appraisal	Field: Age of Loan Loan Value: 12 Tape Value: 14 |---| -2 |----| -xx Comment: Updated as per review. Tape Source: Initial Tape Type:	4: Unacceptable	* Mortgage Not Recorded (Lvl 4) "As per tape data, the subject mortgage was originated on xx but not recorded. There is an unrecorded copy of the mortgage in the loan file located at xx. UT report does not show subject mortgage as open."
* Type of Ownership is Leasehold or Cooperative (Lvl 4) "As per updated title report dated 1/xx/2023, the subject property is a unit in a Co-operative."	* Loan does not conform to program guidelines (Lvl 3) "The tape shows subject loan is a co-operative property loan with elective walls in an insurance policy. Per investor, elective insurance that is escrowed is not allowed."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock provided expired on 10/xx/2021 and the loan closed on 10/xx/2021. No lock extension found."	* Missing Appraisal (Lvl 2) "Appraisal report is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
34639861	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$8,996.66	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,361.89	3.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	729	Not Applicable	39.184%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 2/xx/2023 the subject mortgage was originated on xx.

There is no chain of assignment found. The subject mortgage is with the original lender xx.

There are three UCC Financing statements in favor of xx which were recorded between the years of 2021 to 2022.

There is a notice of Substandard (Code Enforcement) against the subject property in favor of xx which was recorded on 5/xx/2018.

There are two notices of an independent solar energy producer contracts against the subject property which were recorded on xx.

2nd installments county taxes of 2022 are due on 4/xx/2023 in the amount of $xx.
As per tape data as of dated 1/xx/2023 the borrower is current with the loan and next payment due date is 02/xx/2023. The last payment was received in the amount of $xx which was applied for the due date of 01/xx/2023; however, the last payment received date is unable to determine. The current UPB is in the amount of $xx.	Collections Comments:The current status of the loan is performing.
As per tape data as of dated 1/xx/2023 the borrower is current with the loan and next payment due date is 02/xx/2023. The last payment was received in the amount of $xx which was applied for the due date of 01/xx/2023; however, the last payment received date is unable to determine. The current UPB is in the amount of $xx.
No foreclosure activity has been found.
No details are available regarding the bankruptcy.
No evidence has been found regarding damage or repairs.
As per the 1003, the borrower has been working at xx.
The loan was originated on xx. The covid-19 attestation is located at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower's Income is impacted by Covid-19? Loan Value: Unavailable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: xx   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:xx  Comment: Collateral Value used for Underwriting: xx.   Tape Source: Initial   Tape Type:
																																																																																				Field: Property Address Street Loan Value: xx Variance: Variance %: Comment: Property address is xx. Tape Source: Initial Tape Type:	3: Curable		* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan approved at 39.18%. Tape shows the borrower’s capacity to repay the subject mortgage and other obligations was supported by fraudulent documentation and excluding the income pushes the DTI higher. Borrower defect, unable to calc ATR."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
52490397	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,291.62	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,423.25	4.125%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	787	Not Applicable	43.266%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated 2/xx/2023 shows that the subject mortgage was originated on xx.
There is no chain of assignment found. The subject mortgage is with the original lender xx.
No active judgments or liens have been found. The county taxes of the year 2022/2023 have been paid. No delinquent taxes have been found for the prior year.	As per the review of payment history as of 1/xx/2023, the borrower is current with the loan and next due date is 1/xx/2023. The last payment was received on 12/xx/2022 in the amount of $xx which was applied for the due date of 12/xx/2022. The UPB is $xx.	Collections Comments:The current status of the loan is performing. As per the review of payment history as of 1/xx/2023, the borrower is current with the loan and next due date is 1/xx/2023. The last payment was received on 12/xx/2022 in the amount of $xx which was applied for the due date of 12/xx/2022. The UPB is $xx. As per final loan application, the borrower has been working at xx. Covid-19 attestation is available in the loan file located at xx. No foreclosure and bankruptcy evidence has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Number Of Units Loan Value: 2 Tape Value: 1 |---| 1 |----| xx Comment: Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: xx Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Assets do not meet guidelines (Lvl 3) "Tape shows evidence of transfer of gift funds to the Borrower to cover Desktop Underwriter (DU) reserve requirement."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan approved at 43.27%. Tape shows the borrower’s capacity to repay the subject mortgage and other obligations was supported by fraudulent documentation and excluding the income pushes the DTI higher. Also, the loan documents lacked recent year tax return to support rental income on subject property. Borrower defect, unable to calc ATR."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.266% as the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by xx and its recommendation is “Approve\Eligible” with a DTI of 43.00%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
41404247	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,718.38	03/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$917.12	2.250%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	747	Not Applicable	12.413%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 02/xx/2023, the subject mortgage was originated on xx. The chain of assignment is incomplete. Currently, the assignment is with xx. There is one prior credit card judgment against the borrower in favor of xx, which recorded on 06/xx/2020 in the amount of $xx.Borrower’s SSN# is inconsistent on supportive document. The first installment of county taxes for the years 2022/2023 has been paid in the amount of $xx. The second installment of county taxes for the year of 2022/2023 is due on 04/xx/2023 in the amount of $xx. No delinquent taxes have been found.	According to the payment history as of 1/xx/2023, the borrower is current with the loan. The last payment was received on 12/xx/2022 which applied to 12/xx/2022 and the next due date is 1/xx/2023. The P&I is $917.12 and current interest rate as per payment history is 2.250%. The current UPB is $xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of 1/xx/2023, the borrower is current with the loan. The last payment was received on 12/xx/2022 which applied to 12/xx/2022 and the next due date is 1/xx/2023. The current UPB is $xx. As per 1003, borrower has been working at xx. The loan was originated on xx. The covid-19 attestation is located at xx. As per the seller tape, the subject property is owner occupied. No evidence has been found regarding foreclosure. No evidence has been found regarding bankruptcy.
Update:-
No any additional information found in recent collection comments.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Original Standard LTV (OLTV) Loan Value: xx Tape Source: Initial Tape Type: Field: Property Address Street Loan Value: xx Variance: Variance %: Comment: Na Tape Source: Initial Tape Type:	3: Curable		* Income documentation does not meet guidelines (Lvl 3) "Subject loan approved at 12.413%. Tape shows the loan lacked the following required documentation: 2020 P&L-signed by the Borrower Third party verification to confirm the Borrower's business was active within 20 days prior to the subject loan Note Date (The above are COVID-19 requirements for self-employed Borrowers.)"			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
98593438	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$3,555.75	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,853.98	3.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	727	Not Applicable	42.087%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 02/xx/2023 reflects that the subject mortgage was originated on xx.
No chain of assignment has been found. Currently, the mortgage assignment is with xx.
There is junior mortgage active in favor of xx.
2nd half county taxes of 2022/2023 are due on 4/xx/2023 in the amount of $xx.
No prior year’s delinquent taxes have been found.
As per tape data as of dated 1/xx/2023 the borrower is current and the next due date is 3/xx/2023. The last payment was received in the amount of $xx with the rate of interest 3.250%, which was applied for the due date of 2/xx/2023; however, the last payment received date is unable to determine. The current UPB is in the amount of $xx.	Collections Comments:The current status of loan is performing. As per tape data as of dated 1/xx/2023 the borrower is current and the next due date is 3/xx/2023. The last payment was received in the amount of $xx with the rate of interest 3.250%, which was applied for the due date of 2/xx/2023; however, the last payment received date is unable to determine. The current UPB is in the amount of $xx.
The borrower has been working at xx.
Unable to determine the current condition and occupancy of property.

Update: No any additional information found in recent collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Borrower's Income is impacted by Covid-19? Loan Value: Unavailable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: xx   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Variance: Variance %: Comment: Subject property address street is xx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete due to initial CD is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "The submitted transaction does not adhere to refinance requirements. The subject loan was submitted as a cash-out refinance approved via Desktop Underwriter (DU). However, title work and additional loan documentation confirm that the Borrower never held title to the subject property prior loan closing. The transaction therefore does not meet refinance requirements."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial CD is missing from the loan documents."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan approved at 42.08%. Tape shows the borrower’s capacity to repay the subject mortgage and other obligations was supported by fraudulent documentation and excluding the income pushes the DTI higher. Borrower defect, unable to calc ATR."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
58514625	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	Second	$0.00	$5,610.66	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,362.49	3.125%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	775	Not Applicable	36.361%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 02/xx/2023, the subject mortgage was originated on xx.
There is no chain of assignment as the subject mortgage is with the original lender xx.
There is a prior mortgage in the favor of xx.
There is a junior mortgage which was originated on xx.
County 2nd installment taxes 2022/2023 are due in the amount of $xx on 04/xx/2023. No prior year’s delinquent taxes have been found.	According to the payment history as of 01/xx/2023, the borrower is current with the loan. The last payment was received on 12/xx/2022 which was applied to 12/xx/2022. The next due date is 01/xx/2023. The current P&I is $xx with an interest rate of 3.125%. The current UPB is $xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of 01/xx/2023, the borrower is current with the loan. The next due date is 01/xx/2023. The current UPB is $xx. No comments have been found regarding the subject property condition. As per the final application, the borrower has been working at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing or error on the Rate Lock Senior or Subordinate Lien	Field: Interest Paid Through Date Loan Value: xx. Tape Source: Initial Tape Type:
Field: Original Note Doc Date   Loan Value: xx .   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "This loan failed the TILA finance charge test due to the finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100."
* Missing Initial 1003_Application (Lvl 3)     "Missing initial application dated 06/xx/2020 signed by the loan originator."
* Missing legal documents for senior or subordinate lien (Lvl 3)     "Tape shows HELOC originated prior to subject loan was not subordinated and as per latest credit report obtained as part of Freddie Mac review, the HELOC with xx was still open as of March 2022."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
36758563	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,359.98	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,277.10	2.750%	240	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	802	801	37.120%	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of the updated title report dated 02/xx/2023, the subject mortgage was originated on xx.
No chain of assignment has been found. The subject mortgage is with the lender xx.
First installment county taxes for the year of 2022 & 2023 are paid in amount of $xx.
Second installment county taxes for the year of 2022 & 2023 are due in amount of $xx.
No prior year’s delinquent taxes have been found.
No active judgments or liens have been found.
As per tape data as of dated 1/xx/2023 the borrower is current and the next due date is 2/xx/2023. The last payment was received in the amount of $xx which was applied for the due date of 1/xx/2023; however, the last payment received date is unable to determine. The current UPB is in the amount of $xx.	Collections Comments:The loan is currently performing.
As per tape data as of dated 1/xx/2023 the borrower is current and the next due date is 2/xx/2023. The last payment was received in the amount of $xx which was applied for the due date of 1/xx/2023; however, the last payment received date is unable to determine. The current UPB is in the amount of $xx.
As per comment dated 12/xx/2020, borrowers' income was impacted by Covid-19. FB plans started on 12/xx/2020 in the amount of $6177.48. Further details not provided.
As per final 1003, the borrower has been the owner of xx.
The loan was originated on xx and covid-19 attestation is located at xx.
There is no post-origination bankruptcy record.
No evidence has been found regarding the foreclosure.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock	Field: Borrower's Income is impacted by Covid-19? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: xx    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value xx   Variance %:    Comment: Note reflects date as xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Variance: Variance %: Comment: Note reflects property address as xx. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Property inspection waiver is missing from the loan documents."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "This loan failed the reimbursement amount validation test due to the loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test and charges that in total cannot increase more than 10% tolerance test due to loan failed initial LE estimate delivery and timing test. Initial LE dated 6/xx/2020 delivered on 6/xx/2020 which is more than 3 business days from initial application date 6/xx/2020. Subject refinance originated 6/xx/20 with a 3 year SOL active."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "As per Seller defect, income documents (2018 Business Tax return, signed 2019 P&L & 2020 YTD P&L) of xx are missing. 2020 YTD P&L must be dated (5/xx/2020) = 60 calendar days prior to the Note date (7/xx/2020). SE evaluation of borrower and excluding borrower's income may push DTI higher. Lender defect, unable to calc ATR

																																																																																								Downgraded to LVL2 because SOL is expired in 2023."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
92042159	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,685.29	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,013.16	3.000%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	795	760	38.713%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 02/xx/2023, the subject mortgage was originated on xx.
There is no chain of assignment as the subject mortgage is with the original lender xx.
Taxes of 2022 have been paid in the amount of $xx.
No prior year delinquent taxes have been found.	According to the payment history as of 01/xx/2023, the borrower is current with the loan and the last payment was received on 12/xx/2022 which was applied for 12/xx/2022 and the next due date is 1/xx/2023. The P&I is $xx. The UPB reflected is $xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing. According to the payment history as of 01/xx/2023, the borrower is current with the loan and the last payment was received on 12/xx/2022 which was applied for 12/xx/2022 and the next due date is 1/xx/2023. The P&I is $xx. The UPB reflected is $xx.
No comments have been found regarding foreclosure in the latest servicing comments.
No comments have been found regarding bankruptcy in the latest servicing comments.
Unable to determine the current condition and the occupancy of the subject property.  Recent servicing comments do not reflect any damage pertaining to the subject property.
As per final application, the borrower has been self-employed. He is the owner of xx.
Covid-19 attestation is located at xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance Missing or error on the Rate Lock	Field: Interest Paid Through Date Loan Value: xx. Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Comment: NA   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Valid hazard insurance is missing from the loan documents."
* Required Documentation Missing or Incomplete  (Lvl 3)     "Tape shows the subject loan file is missing the following documentation:

1)Subject loan file is missing documentation supporting that business xx were open and operating within 20 business days prior to the subject Note date.

2)Loan file is missing documentation of the liability reflected on the loan application labeled as Taxes Installment 2019 with a monthly payment of $xx."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan approved at 39%. Tape shows SE income was miscalculated and recalculated income pushes DTI to 51%. Lender defect, unable to calc ATR.

																																																																																								Downgraded to LVL2 because SOL is expired in 2023."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
60722755	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,437.90	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$435.40	2.875%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	794	Not Applicable	36.821%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 02/xx/2023, the subject mortgage was originated on xx. There is no chain of assignment found. The subject mortgage is with the original lender xx.
There are no active liens and judgments have been against borrower and property. There are no prior year real estate delinquent taxes.	According to the payment history as of 01/xx/2023, the borrower is current with the loan. The last payment was received on 12/xx/2022, which was applied for the due date of 12/xx/2022 and the next due date is 01/xx/2023. The current P&I is $435.40 and current PITI is $714.42. The current UPB reflected as per the payment history is $xx.
Collections Comments:The current status of the loan is performing.
According to the payment history as of 01/xx/2023, the borrower is current with the loan. The last payment was received on 12/xx/2022, which was applied for the due date of 12/xx/2022 and the next due date is 01/xx/2023. The current P&I is $435.40 and current PITI is $714.42. The current UPB reflected as per the payment history is $xx.
As per the 1003, the borrower has been the owner of xx. No post-closing bankruptcy and foreclosure activity has been found.
Unable to determine the current condition and occupancy of the subject property.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Missing Required Disclosures	Field: Interest Paid Through Date Loan Value:xx |----| Comment: Tape Source: Initial Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Investor   Tape Value: Secondary   Variance:    Variance %:    Comment: Final application reflects occupancy at origination as investor.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Variance: Variance %: Comment: Note reflects property address street as xx. Tape Source: Initial Tape Type:	3: Curable	* Assets do not meet guidelines (Lvl 3) "Subject is NOO. Tape shows second home. Review of file agrees with approval as NOO. Tape shows the subject loan was not eligible for sale to xx due to business and personal bank statements dated within 60 days prior to the subject loan Note Date (per COVID-19requirements)(both the business (71 days) and personal bank statements (76 days) in the loan file are expired."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "The operative income statement is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
51017538	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,025.77	01/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,573.13	9.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	Unavailable	546	Not Applicable	37.923%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 3/xx/2024, the subject mortgage originated on xx.
No active judgments or liens were found.
The combined annual taxes for 2023 were paid off in the amount of $xx.
No prior year’s delinquent taxes have been found.
According to the payment history as of 1/xx/2024, the borrower is current with the loan, and the next due date is 2/xx/2024. The last payment was received on 1/xx/2024 in the amount of $xx, which was applied for the due date of 1/xx/2024. The P&I is $xx with an interest rate of 9.50%. The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 1/xx/2024, the borrower is current with the loan, and the next due date is 2/xx/2024. The current UPB is $xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner-occupied.

BWR has xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)
Credit Application
Flood Certificate
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing or error on the Rate Lock
Notice of Servicing Transfer	Field: Borrower #1 Middle Name Loan Value: xx. Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Interest Paid Through Date   Loan Value: xx   Variance %:    Comment: Interest paid through Date is xx.   Tape Source: Initial   Tape Type:
Field: Late Charge Code   Loan Value: % of P&I   Tape Value: No late charges   Variance:    Variance %:    Comment: Late Charge Code % Of P&I.   Tape Source: Initial   Tape Type:
Field: Late Charge Grace Period   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Late Charge Rate   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: MERS MIN Number is Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: Unavailable   Tape Value: $0.00   Variance:    Variance %:    Comment: Original appraised Value is unavailable   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property County Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Property County is xx. Tape Source: Initial Tape Type:	3: Curable	* Application Missing (Lvl 3) "Final application is missing from the loan documents."
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3)     "Subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value at $xx. Current UPB $xx."
* Compliance Testing (Lvl 3)     "Loan failed qualified mortgage APR threshold test due to APR calculated 9.407% exceeds APR threshold of 5.300% over by +4.107%.

Loan failed SSPL disclosure date test. Loan originator received initial application on 5/xx/2021; SSPL disclosure date is 5/xx/2021 which is more than 3 business days from the initial application date 5/xx/2021."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS/DU report is missing from loan documents."
* Missing flood cert (Lvl 3)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial CD is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Home loan toolkit is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Servicing transfer disclosure is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 9.407% exceeds APR threshold of 4.550% over by +4.857%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to initial CD is missing from loan documents. Subject loan is purchase case, originated on 7/xx/2021 and the 1-year SOL is expired."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 9.500% exceeds APR threshold of 4.550% over by +4.950%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
																																																																																								* LE/CD Issue date test Fail (Lvl 2) "Initial loan estimate is dated 5/xx/2021 and hand signed on 5/xx/2021 which is greater than 3 days. Unable to determine delivery date due to missing doc tracker. TRID is failing for timing of initial LE. Subject loan is purchase case, originated on xx and the 1-year SOL is expired."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
35806059	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	$6,337.96	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,289.18	9.600%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	xx	xx	Primary	No	Not Applicable	No	Unavailable	Not Applicable	33.037%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 3/xx/2024, the subject mortgage originated on xx.
No active judgments or liens were found.
The combined annual taxes for 2023 were paid off in the amount of $xx.
No prior year’s delinquent taxes have been found.
According to the payment history as of 2/xx/2024, the borrower is current with the loan, and the next due date is 3/xx/2024. The last payment was received on 2/xx/2024 in the amount of $xx, which was applied for the due date of 2/xx/2024. The P&I is $xx with an interest rate of 9.60%. The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 2/xx/2024, the borrower is current with the loan, and the next due date is 3/xx/2024. The current UPB is $xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner-occupied.
Borrower's employment details are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Appraisal (Incomplete)
Credit Application
Credit Report
Flood Certificate
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Transmittal (1008)	Field: Borrower #2 Last Name Loan Value: xx
Field: Borrower #2 Middle Name   Loan Value: S   Tape Value: xx  Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx
Field: Interest Paid Through Date   Loan Value: xx    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: xx    Comment: NA   Tape Source: Initial   Tape Type:
Field: Late Charge Grace Period   Loan Value: xx
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment: MERS MIN number is not available.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: xx
Field: Payment History String Reversed   Loan Value: xx
Field: Subject Property Type Loan Value: xx Tape Value: Single Family Variance: Variance %: Comment: Property type is xx Tape Source: Initial Tape Type:	3: Curable	* Application Missing (Lvl 3) "1003 application is missing from the loan documents."
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3)     "Subject loan was closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated amount of $xx. Current UPB is $266K."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 3)     "Loan failed the qualified mortgage APR threshold test due to an APR calculated at 9.545% exceeds APR threshold of 5.390% over by +4.155%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "TRID tolerance test is incomplete due to, initial LE is missing from the loan documents. Subject loan is purchase case, originated on 01/xx/2022 and the 1 year SOL is expired."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $0.00 exceeds fees threshold of $xx under variance by $xx."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing in loan file."
* Missing credit report (Lvl 3)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 3)     "Flood certificate is missing from the loan documents."
* Missing Initial LE (Lvl 3)     "Initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement services provider list is missing from the loan documents.

Home loan toolkit is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Servicing transfer disclosure is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "The affiliated business disclosure is missing from the loan documents"
* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from the loan documents."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 9.600% exceeds APR threshold of 4.640% over by +4.960%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

																																																																																								Loan failed the qualified mortgage safe harbor threshold due to an APR calculated at 9.545% exceeds APR threshold of 4.640% over by +4.905%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
97414528	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	$5,946.35	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,282.33	10.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	Unavailable	Primary	No	Not Applicable	No	Not Applicable	Not Applicable	29.712%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 3/xx/2024, the subject mortgage originated on xx.
No active judgments or liens were found.
The combined annual taxes for 2023 were paid off in the amount of $xx.
No prior year’s delinquent taxes have been found.
According to the payment history as of 2/xx/2024, the borrower is current with the loan, and the next due date is 3/xx/2024. The last payment was received on 2/xx/2024 in the amount of $xx, which was applied for the due date of 2/xx/2024. The P&I is $xx with an interest rate of 10.00%. The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 2/xx/2024, the borrower is current with the loan, and the next due date is 3/xx/2024. The current UPB is $xx. As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner-occupied.
BWR has xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)
Credit Application
Flood Certificate
Initial Escrow Acct Disclosure
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer	Field: Borrower #2 Last Name Loan Value: xx
Field: Interest Paid Through Date   xx
Field: Last Payment Received Date   xx
Field: Late Charge Grace Period   xx
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: Unavailable   Tape Value: $0.00   Variance:    Variance %:    Comment: Original appraised value xx   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: P000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 0000000000000P   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: xx Tape Value: Single Family Variance: Variance %: Comment: Subject property type xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2)     "Subject loan closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value of $249K. Current UPB $138K."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to Initial CD is missing from loan documents. Subject loan is purchase case, originated on xx and the SOL is 1 year."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 10.101% exceeds APR threshold of 5.620% over by +4.481%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

Loan failed qualified mortgage safe harbor threshold test due to APR calculated 10.101% exceeds APR threshold of 5.620% over by +4.481%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "AUS is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood insurance is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement service provider list is missing from the loan documents.
Home loan toolkit is missing from the loan documents."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer document is missing from the loan documents."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
81431880	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,860.72	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,406.25	10.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	Unavailable	641	Not Applicable	39.434%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 3/xx/2024, the subject mortgage was originated on xx.
There is a junior mortgage that was originated by the lender xx. The junior mortgage amount is $xx of greater than the original balance of $xx.
The annual combined taxes for 2023 were paid in the amount of $xx.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of 2/xx/2024, the borrower is current with the loan and the next due date is 3/xx/2024. The last payment was received on 2/xx/2024 in the amount of $xx which was applied to the due date of 2/xx/2024. The unpaid principal balance is $xx. The current P&I is $xx and the interest rate is 10.000%.

Collections Comments:The loan is currently performing and the next due date is 3/xx/2024.
The last payment was received on 2/xx/2024 in the amount of $xx which was applied to the due date of 2/xx/2024. The unpaid principal balance is $xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the BPO report located at xx- complete dated 4/xx/2022, the subject property is occupied.
No comment pertaining to the damage to the subject property has been observed.
BWR1 has xx.
BWR2 has xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)
Flood Certificate
Hazard Insurance
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer	Field: Borrower #2 First Name Loan Value: xx
Field: Borrower First Name   Loan Value: xx
Field: Interest Paid Through Date   Loan Value: 8/xx/2018   Tape Value: 1/xx/2024   Variance: xx   Variance %:    Comment: As per note.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 2/xx/2024   Tape Value: 1/xx/2024   Variance: xx   Variance %:    Comment: 2/xx/2024   Tape Source: Initial   Tape Type:
Field: Late Charge Code   Loan Value: % of P&I   Tape Value: No late charges   Variance:    Variance %:    Comment: As per note.   Tape Source: Initial   Tape Type:
Field: Late Charge Grace Period   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: Late Charge Rate   Loan Value: xx  Comment: As per note.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value: xx.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 001100000000000000000000   Tape Value: P011000000000   Variance:    Variance %:    Comment: 001100000000000000000000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000001100   Tape Value: 0000000000110P   Variance:    Variance %:    Comment: 000000000000000000001100   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Variance: Variance %: Comment: As per note. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "Subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. Zillow search does not show an estimated value. The current UPB is $xx."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 10.100% exceeds APR threshold of 6.090% over by +4.010%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to initial LE and initial CD are missing from loan documents. Subject loan is a purchase case, originated on xx and the 1-year SOL is expired."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 10.100% exceeds APR threshold of 6.090% over by +4.010%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "AUS/DU report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application signed by the loan originator date is xx, which is before prior-dated by loan origination."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Home loan toolkit is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from loan documents."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer disclosure is missing from the loan documents."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
38475981	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,101.45	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,756.81	10.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	Unavailable	682	Not Applicable	42.146%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 3/xx/2024, the subject mortgage was originated on xx.
There is a prior civil judgment against the borrower "xx" in the amount of $xx in favor of plaintiff, xx which was recorded on 7/xx/2018.
The annual combined taxes for 2023 were paid on 12/xx/2023 in the amount of $6101.45.	According to the payment history as of 2/xx/2024, the borrower is current with the loan, and the next due date is 3/xx/2024. The last payment was received on 2/xx/2024 in the amount of $2622.63 (PITI) which was applied to the due date of 2/xx/2024. The monthly P&I is $xx, and the interest rate is 10.00%. The current UPB is $xx.
Collections Comments:The current status of the loan is performing.
According to the payment history as of 2/xx/2024, the borrower is current with the loan, and the next due date is 3/xx/2024. The monthly P&I is $xx, and the interest rate is 10.00%. The current UPB is $xx.
No record of post-closing bankruptcy filed by the borrower has been found.
No evidence of active foreclosure has been found.
As per collection comment dated 2/xx/2023, there is evidence of damage. BWR filed an insurance claim. Further details not provided. The nature and amount of damage are not available. Information about the repairs is also not available in the collection comments.
Borrower has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Appraisal (Incomplete)
Credit Application
Flood Certificate
Hazard Insurance
Initial Escrow Acct Disclosure
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer	Field: Borrower #2 First Name Loan Value: Not Applicable Tape Value: xx
Field: Borrower #2 Last Name   Loan Value: Not Applicable   Tape Value: xx
Field: Borrower #2 Middle Name   Loan Value: Not Applicable   Tape Value: xx
Field: Interest Paid Through Date   Loan Value: 10/xx/2019   Tape Value: 2/xx/2024   Variance: xx   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Late Charge Rate   Loan Value: xx   Comment: Tape data shows late charge rate is xx. Actual data shows late charge rate is xx.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value: xx.   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: Not Applicable   Tape Value: xx  Variance:    Variance %:    Comment: Tape data shows original appraised date is xx. Actual data shows original appraised date is NA.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: P000000000000   Variance:    Variance %:    Comment: As per PH.NA   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000000000000000000 Tape Value: 0000000000000P Variance: Variance %: Comment: As per PH. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application signed by the borrower is missing from loan documents."
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2)     "Subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value at $xx. Current UPB $xx."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed Qualified Mortgage safe harbor threshold test due to APR calculated 10.129% exceeds APR threshold of 5.360% over by +4.769%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "ComplianceEase TRID tolerance test is incomplete due to initial LE and initial CD is missing from the loan documents. Subject loan is purchase case, originated on xx and the 1 year SOL is expired."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 10.129% exceeds APR threshold of 5.360% over by +4.769%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling organizations disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "AUS report is missing from loan documents."
* Missing flood cert (Lvl 2)     "Flood insurance certificate is missing from loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from loan documents."
* Missing Initial LE (Lvl 2)     "Initial loan estimate is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from loan documents."
* Missing Required Disclosures (Lvl 2)     "Home loan toolkit is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "List of service provider disclosures is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from loan documents."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan documents."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4718231	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,103.66	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,947.81	10.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	xx	xx	Primary	No	Not Applicable	Not Applicable	682	Not Applicable	51.710%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 3/xx/2024 shows that the subject mortgage originated on xx.
No active liens or judgments have been found against the borrower or subject property.
The combined taxes for 2023 are due in the total amount of $8103.66.
No prior year’s delinquent taxes have been found.
According to the payment history as of 2/xx/2024, the borrower is current with the loan, and the next due date is 3/xx/2024. The last payment was received on 2/xx/2024 in the amount of $xx, which was applied for the due date of 2/xx/2024. The P&I is $xx with an interest rate of 10.00%. The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 2/xx/2024, the borrower is current with the loan, and the next due date is 3/xx/2024. The current UPB is $xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner-occupied.
Borrower has xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Credit Application
Flood Certificate
Hazard Insurance
Initial Escrow Acct Disclosure
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required State Disclosures
Notice of Servicing Transfer
Transmittal (1008)	Field: Borrower #1 Middle Name Loan Value: xx.
Field: Interest Paid Through Date   Loan Value: 8/xx/2019   Tape Value: 2/xx/2024   Variance: xx  Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 2/xx/2024   Tape Value: 2/xx/2024   Variance: xx   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value: xx
Field: Original Appraisal Date   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: P000000000000   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 0000000000000P   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property County   Loan Value: xx
Field: Subject Property Type Loan Value: xx Tape Value: xx Variance: Variance %: Comment: As per loan documents subject property type is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application signed by the borrower is missing from loan documents."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 10.103% exceeds APR threshold of 5.360% over by +4.743%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "Compliance TRID tolerance is incomplete due to initial LE and initial CD are missing from the loan documents. Subject loan is purchase case, originated on xx and the SOL is 1 year."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 10.103% exceeds APR threshold of 5.360% over by +4.743%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling organization disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "AUS report is missing from loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from loan documents."
* Missing Initial LE (Lvl 2)     "Initial loan estimate is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from loan documents."
* Missing Required State Disclosures (Lvl 2)     "List of service providers disclosure is missing from loan documents.

Home loan toolkit is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from loan documents."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 51.709%, the borrower’s income is $xx and total expenses are in the amount of $xx. AUS report is missing from the loan documents. QM-ATR SOL has expired."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
90582065	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,969.58	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,138.52	9.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 3/xx/2024, the subject mortgage was originated on xx.
There are 2 civil judgments against the borrower, first in favor of xx for the amount of $xx recorded on 10/xx/2014 and second in favor of xx for the amount of $xx recorded on 6/xx/2018.
The annual combined taxes for 2023 were paid in the amount of $xx.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of 2/xx/2024, the borrower is current with the loan and the next due date is 3/xx/2024. The last payment was received on 2/xx/2024 in the amount of $xx which was applied to the due date of 2/xx/2024. The unpaid principal balance is $xx. The current P&I is $xx and the interest rate is 9.500%.

Collections Comments:The loan is currently performing and the next due date is 3/xx/2024.
The last payment was received on 2/xx/2024 in the amount of $xx which was applied to the due date of 2/xx/2024. The unpaid principal balance is $xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Appraisal (Incomplete) Credit Application Credit Report Final Truth in Lending Discl. Initial Escrow Acct Disclosure Notice of Servicing Transfer	Field: Interest Paid Through Date Loan Value: 6/xx/2009 Tape Value: 1/xx/2024 |---| xx |----| Comment: Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: 2/xx/2024   Tape Value: 1/xx/2024   Variance: xx   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Late Charge Grace Period   Loan Value: xx
Field: Late Charge Rate   Loan Value: xx
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value: xx
Field: Original Appraised Value   Loan Value: Unavailable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000004MMMMMMMMMMMMMMMM   Tape Value: P0000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: MMMMMMMMMMMMMMMM40000000 Tape Value: 0000000P Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final application is missing from the loan files."
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2)     "Subject loan was closed without an appraisal. However, the PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows the subject valued at $283K. Current UPB is $107K."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TILA APR test.
This loan failed the late fees test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.
Late Fees Test: FAIL The loan data is 10.000%, the comparison data is 5.000% and the variance is +5.000%."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test.
The annual percentage rate (APR) is 9.500%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.
TILA APR Test: FAIL The loan data is 0.000%, the original data is 9.500% and the variance is -9.500%"
* Final TIL Missing or Not Executed (Lvl 2)     "The final TIL is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan files."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business disclosure is missing from the loan documents."		Moderate	Not Covered	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
67778387	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$761.46	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,789.80	10.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Unavailable	558	Not Applicable	41.743%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the UT report dated 3/xx/2024, the subject mortgage was originated on xx. No active judgments or liens have been found. No delinquent taxes have been found for the prior year.	According to the payment history as of 2/xx/2024, the borrower is current with the loan. The next due date is 3/xx/2024. The last payment was received on 2/xx/2024 in the amount of $xx with an interest rate of 10.00% which was applied for the due date of 2/xx/2024. The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 2/xx/2024, the borrower is current with the loan. The next due date is 3/xx/2024. The last payment was received on 2/xx/2024 in the amount of $xx with an interest rate of 10.00% which was applied for the due date of 2/xx/2024. The current UPB is $xx.
No bankruptcy and foreclosure evidence has been found.
Borrower has been xx.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Hazard Insurance
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer
Transmittal (1008)	Field: Interest Paid Through Date Loan Value: 10/xx/2023 Tape Value: 2/xx/2024 |---| -xx |----| Comment: Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: 2/xx/2024   Tape Value: 2/xx/2024   Variance: xx   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Late Charge Grace Period   Loan Value: xx
Field: MERS MIN Number   Loan Value: xx
Field: Original Appraised Value   Loan Value: xx
Field: Payment History String   Loan Value: 0000   Tape Value: P0000   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 0000 Tape Value: 0000P Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan failed qualified mortgage APR threshold test due to an APR calculated at 9.993% exceeds APR threshold of 9.400% over by +0.593%."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3)     "TRID tolerance test is incomplete due to initial LE and initial CD are missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed GSE (Fannie Mae public guidelines) QM APR test due to an APR calculated 9.993% exceeds APR threshold of 9.400% over by +0.593%."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling organization disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing from loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS report is missing from loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from loan documents."
* Missing Initial LE (Lvl 3)     "Initial loan estimate is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 3)     "Hazard insurance policy is missing from loan documents."
* Missing Required Disclosures (Lvl 3)     "List of service providers disclosure is missing from loan documents.
Home loan toolkit is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Notice of servicing transfer disclosure is missing from loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "Affiliate business disclosure is missing from the loan documents."
* Transmittal (1008) is Missing (Lvl 3) "Transmittal summary is missing from loan documents."	* Higher Price Mortgage Loan (Lvl 2) "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 10.000% exceeds APR threshold of 8.650% over by +1.350%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

																																																																																								Loan failed qualified mortgage safe harbor threshold test due to an APR calculated at 9.993% exceeds APR threshold of 8.650% over by +1.343%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
77087095	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,124.77	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,530.14	10.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	Not Applicable	644	538	48.493%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 2/xx/2024, the subject mortgage originated on xx.
No active judgments or liens were found.
The combined annual taxes for 2023 were paid off in the amount of $xx.
No prior year’s delinquent taxes have been found.
According to the payment history as of 02/xx/2024, the borrower is current with the loan, and the next due date is 3/xx/2024. The last payment was received on 2/xx/2024 in the amount of $xx, which was applied for the due date of 2/xx/2024. The current monthly P&I is $xx with an interest rate of 10.00%. The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 02/xx/2024, the borrower is current with the loan, and the next due date is 03/xx/2024. The current UPB is $xx.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per tape data, the subject property is owner-occupied.
Borrower has xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)
Credit Application
Flood Certificate
Hazard Insurance
Missing Dicsloures
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock	Field: Interest Paid Through Date Loan Value: 9/xx/2018 Tape Value: 2/xx/2024 |---| -xx |----| Comment: Tape Source: Initial Tape Type:
Field: Late Charge Grace Period   Loan Value: xx.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx
Field: Original Appraised Value   Loan Value: xx
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: P000000000000   Variance:    Variance %:    Comment: 000000000000000000000000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000000000000000000 Tape Value: 0000000000000P Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application singed by the borrower is missing from the loan documents."
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2)     "Subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value of $xxurrent UPB is $xx."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 10.092% exceeds APR threshold of 6.060% over by +4.032%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to the initial LE and initial CD are missing from the loan documents. Subject loan is a purchase, originated on xx and the SOL is 1-year has expired."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 10.092% exceeds APR threshold of 6.060% over by +4.032%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "AUS report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood insurance certificate is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from the loan documents.  Home loan toolkit is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.493% as the borrower’s income is $xx and total expenses are in the amount of $xx and the AUS report is missing from the loan file. Subject loan originated on 8/xx/2018 and 3-year SOL is expired."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
92202571	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	$7,333.21	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,389.76	10.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 3/xx/2024, the subject mortgage was originated on xx.
No active liens and judgments have been found.
The annual combined taxes for 2023 were paid in the amount of $xx on 12/xx/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of 2/xx/2024, the borrower is current with the loan and the next due date for the regular payment is 3/xx/2024. The last payment was received on 2/xx/2024 in the amount of PITI $xx which was applied for the due date of 2/xx/2024. The current P&I is $xx and the rate of interest is 10.00%. The current UPB is $xx.	Collections Comments:As per the review of the collection comments, the current status of the loan is performing.
According to the payment history as of 2/xx/2024, the borrower is current with the loan and the next due date for the regular payment is 3/xx/2024. The current UPB is $xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file. No comment pertaining to the damage to the subject property has been observed.
BWR employment details are not available as the required documents are missing.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)
Credit Application
Credit Report
Flood Certificate
Hazard Insurance
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer
Transmittal (1008)	Field: Interest Paid Through Date Loan Value: 1/xx/2018 Tape Value: 1/xx/2024 |---| xx |----| Comment: The interest paid date is 2/xx/2024 per PH. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: 2/xx/2024   Tape Value: 2/xx/2024   Variance: xx   Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Late Charge Grace Period   Loan Value: xx
Field: MERS MIN Number   Loan Value: xx
Field: Original Appraised Value   Loan Value: $xx
Field: Outstanding Late Fee Balance per Payment History   Loan Value: xx
Field: Payment History String   Loan Value: 010100000002112221221101   Tape Value: P101000000021   Variance:    Variance %:    Comment: The PH string is 010100000021122221221101.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 101122122211200000001010 Tape Value: 1120000000101P Variance: Variance %: Comment: The PH string reversed is 101122122211200000000001010. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2)     "Subject loan was closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value of $320K. Current UPB is $150K."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 10.104% exceeds APR threshold of 5.380% over by +4.724%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to initial CD and initial LE are missing from the loan documents."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 10.104% exceeds APR threshold of 5.380% over by +4.724%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "AUS report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "List of service providers is missing from the loan documents.
Home loan toolkit is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
88492200	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	$6,250.08	01/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,380.24	10.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 2/xx/2024, the subject mortgage was originated on xx.
There is a prior medical lien against the borrower "xx and recorded on 10/xx/2015. The amount of lien is not provided on the document.
There is a medical lien against the borrower xx which was filed by xx and recorded on 3/xx/2018. The amount of lien is not provided on the document.
There is a credit card judgment against xx in the amount of xx in favor of plaintiff, xx which was recorded on 8/xx/2019. The SSN# of xx does not match the SSN# of borrower.
There are 2 child support liens against xx in the total amount of $xx which were recorded on 12/xx/2022, and 1/xx/2023.
There is a medical lien against the borrower xx which was filed by xx and recorded on 5/xx/2023. The amount of lien is not provided on the document.
No prior year's delinquent taxes were found.	According to the payment history as of 02/xx/2024, the borrower is current with the loan, and the next due date is 3/xx/2024. The last payment was received on 1/xx/2024 in the amount of $xx which was applied for the due date of 03/xx/2024. The current monthly P&I is $xx, and the interest rate is 10.00%. The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 02/xx/2024, the borrower is current with the loan, and the next due date is 3/xx/2024.  The current UPB is $xx.
No record of post-closing bankruptcy filed by the borrower has been found.
No evidence of active foreclosure has been found.
No evidence of damage or repair has been found.
As per seller’s tape data, the subject property is owner occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)
Credit Application
Credit Report
Flood Certificate
Hazard Insurance
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Transmittal (1008)	Field: Borrower #1 Middle Name Loan Value: xx
Field: Interest Paid Through Date   Loan Value: 1/xx/2018   Tape Value: 2/xx/2024   Variance: xx   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 1/xx/2024   Tape Value: 1/xx/2024   Variance: xx   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Late Charge Grace Period   Loan Value: xx
Field: MERS MIN Number   Loan Value: xx
Field: Original Appraised Value   Loan Value: xx
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: P000000000000   Variance:    Variance %:    Comment: As per PH.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 0000000000000P   Variance:    Variance %:    Comment: As per PH.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2)     "Subject loan closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value of $xx. Current UPB $xx."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 10.096% exceeds APR threshold of 5.450% over by +4.646%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "ComplianceEase TRID tolerance test is incomplete due to initial loan estimate and initial closing disclosure are missing from the loan documents. The subject loan is a purchase, originated on xx and the 1-year SOL is expired."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 10.096% exceeds APR threshold of 5.450% over by +4.646%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "DU/LP report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood insurance is missing from the loan documents"
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "List of service providers and home loan toolkit is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
77746337	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,109.63	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,378.57	10.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	Not Applicable	655	751	44.980%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 2/xx/2024, the subject mortgage was originated on xx.
No active liens or judgments have been found against the borrower or subject property.
The annual combined taxes for 2023 were paid in the amount of $xx.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of 2/xx/2024, the borrower is current with the loan and the next due date is 4/xx/2024. The last payment was received on 2/xx/2024 in the amount of $xx which was applied to the due date of 3/xx/2024. The unpaid principal balance is $xx. The current P&I is $xx and the interest rate is 10.000%.

Collections Comments:The loan is currently performing and the next due date is 4/xx/2024.
The last payment was received on 2/xx/2024 in the amount of $xx which was applied to the due date of 3/xx/2024. The unpaid principal balance is $xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the BPO report located at xx, the subject property is occupied.
No comment pertaining to the damage to the subject property has been observed.
Borrower has been xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)
Credit Application
Flood Certificate
Hazard Insurance
Initial Escrow Acct Disclosure
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer	Field: Borrower #1 Middle Name Loan Value: xx
Field: Interest Paid Through Date   Loan Value: 1/xx/2018   Tape Value: 2/xx/2024   Variance: xx   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 2/xx/2024   Tape Value: 1/xx/2024   Variance: xx   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Late Charge Grace Period   Loan Value: xx
Field: MERS MIN Number   Loan Value: xx
Field: Original Appraised Value   Loan Value: xx
Field: Payment History String   Loan Value: 000001000000000000000000   Tape Value: P000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000000000000100000 Tape Value: 0000000000000P Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2)     "Subject loan closed without an Appraisal. PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value of $284K. Current UPB $150K."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 10.096% exceeds APR threshold of 5.390% over by +4.706%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to initial LE and initial CD are missing from loan documents. Subject loan is purchase case, originated on xx and the 1-year SOL is expired."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 10.096% exceeds APR threshold of 5.390% over by +4.706%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "DU/LP report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood insurance is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement service provider list is missing from the loan documents.

Home loan toolkit is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.98%, as the borrowers' income is $xx, and total expenses are in the amount of $xx, and DU/LP report is missing from the loan documents. QM-ATR SOL has expired."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
10816247	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	$6,072.22	01/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,378.57	10.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	Unavailable	637	701	39.009%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 3/xx/2024, the subject mortgage was originated on xx.
No active judgments or liens were found.
The annual combined 2023 taxes were paid on 12/xx/2023 in the amount of $6072.22.	According to the payment history as of 01/xx/2024, the borrower is current with the loan and the next due date is 03/xx/2024. The last payment was received on 01/xx/2024 in the amount of $xx (PITI) which was applied for the due date of 02/xx/2024. The monthly P&I is $xx, and the interest rate is 10.000%. The current unpaid principal balance is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 01/xx/2024, the borrower is current with the loan and the next due date is 03/xx/2024. The current unpaid principal balance is $xx.
No record of post-closing bankruptcy filed by the borrower has been found.
No evidence of active foreclosure has been found.
No evidence of damage or repair has been found.
Borrower 1 has xx.
Borrower 2 has xx.
Borrower 3 has xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Appraisal (Incomplete)
Credit Application
Flood Certificate
Hazard Insurance
Initial Escrow Acct Disclosure
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required State Disclosures
Notice of Servicing Transfer
Transmittal (1008)	Field: Borrower Last Name Loan Value: xx
Field: Interest Paid Through Date   Loan Value: 1/xx/2018   Tape Value: 2/xx/2024   Variance: xx   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 1/xx/2024   Tape Value: 1/xx/2024   Variance: xx   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Late Charge Grace Period   Loan Value: xx
Field: MERS MIN Number   Loan Value: xx
Field: Original Appraised Value   Loan Value: xx
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: P000000000000   Variance:    Variance %:    Comment: As per PH   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000000000000000000 Tape Value: 0000000000000P Variance: Variance %: Comment: As per PH Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final loan application signed by the borrower is missing from loan documents."
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2)     "Subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value of $xx. Current UPB $xx."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed Qualified Mortgage safe harbor threshold test due to APR calculated 10.097% exceeds APR threshold of 5.420% over by +4.677%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "ComplianceEase TRID Tolerance test is incomplete due to initial LE and initial CD are missing from the loan documents."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 10.097% exceeds APR threshold of 5.420% over by +4.677%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "AUS report is missing from loan documents."
* Missing flood cert (Lvl 2)     "Flood insurance certificate is missing from loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from loan documents."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from loan documents."
* Missing Required State Disclosures (Lvl 2)     "Home loan toolkit is missing from loan documents.
SSPL is missing from loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summary is missing from loan documents."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
7479694	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	No	Not Applicable	First	$0.00	$2,231.30	02/xx/2024	Not Applicable	No	Bankruptcy	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,386.73	10.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	No	568	Not Applicable	49.247%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 03/xx/2024, the subject mortgage was originated on xx.
No active judgments or liens have been found.
All prior year’s taxes have been paid.
No prior year’s delinquent taxes have been found.

As per the review of payment history as of 2/xx/2024, the borrower is current with the loan and next due date is 6/xx/2024. The last payment was received on 2/xx/2024 in the amount of $xx which was applied for the due date of 5/xx/2024. The current P&I is $xx and PITI is $xx. The UPB is $xx.
Due date has been changed from 4/xx/2022 to 4/xx/2023 due to loan reinstated.	Collections Comments:The loan is in bankruptcy. As per the review of payment history as of 2/xx/2024, the borrower is current with the loan and next due date is 6/xx/2024. The UPB is $xx.
According to the PACER, the borrower xx filed bankruptcy under chapter- 13 with the case# xx. The loan is in active bankruptcy.
No damages have been reported.
BWR has xx.

Foreclosure Comments:As per comment dated 1/xx/2023, the foreclosure was initiated in 2023. The FC was put on hold due to bankruptcy filed. Further details not provided.
Bankruptcy Comments:According to the PACER, the borrower xx filed bankruptcy under chapter- 13 with the case# xx. The POC was filed on xx. The chapter 13 plan was confirmed on xx. As per the order confirming chapter-13 plan the debtor promised to pay $xx. The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is $xx. Therefore, the unsecured portion is $0.00. There is no comment indicating a cram down. The loan is in active bankruptcy.	Not Applicable	Affiliated Business Disclosure
Appraisal (Incomplete)
Credit Application
Flood Certificate
Hazard Insurance
Initial Escrow Acct Disclosure
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer	Field: Current Legal Status Loan Value: Bankruptcy-Current Tape Value: Bankruptcy |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: 3/xx/2018   Tape Value: 4/xx/2024   Variance: -xx   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 2/xx/2024   Tape Value: 1/xx/2024   Variance: xx   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Late Charge Code   Loan Value: % of P&I   Tape Value: No late charges   Variance:    Variance %:    Comment: Late Charge code % of P%I   Tape Source: Initial   Tape Type:
Field: Late Charge Grace Period   Loan Value: xx
Field: MERS MIN Number   Loan Value: xx
Field: Original Appraised Value   Loan Value: xx
Field: Payment History String   Loan Value: 000000000000444444443222   Tape Value: P00000000000B   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 222344444444000000000000 Tape Value: BB00000000000P Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2)     "Subject loan was closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value of $299K. Current UPB is $150K."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 10.097% exceeds APR threshold of 5.490% over by +4.607%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to Initial CD and initial LE are missing from loan documents. Subject loan is purchase case, originated on xx and the SOL is 1 year."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 10.097% exceeds APR threshold of 5.490% over by +4.607%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "AUS is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood insurance is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement service provider list is missing from the loan documents.

Home loan toolkit is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan documents."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.247%, as the borrower’s income is $xx, and total expenses are in the amount of $xx, and AUS is missing from the loan documents. QM-ATR SOL has expired."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliate business disclosure is missing from the loan document."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
19832860	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,123.84	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,378.57	10.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	$0.00	Primary	No	Not Applicable	Unavailable	728	Not Applicable	53.802%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 02/xx/2024, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installments of combined taxes for 2023 have been paid in the amount of $xx on 12/xx/2023.
No prior year’s delinquent taxes have been found.	According to payment history as of 2/xx/2024, the borrower is current with the loan, and the next due date is 3/xx/2024. The last payment was received on 2/xx/2024 in the amount of $xx (PITI), which was applied for the due date of 2/xx/2024. The current P&I is $xx with an interest rate of 10.000%. The current UPB reflected as per the payment history is $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 2/xx/2024, the borrower is current with the loan, and the next due date is 3/xx/2024. The current UPB is $xx.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR1 employer details are not available, but he worked at xx.
 BWR2 employment details are not available.
 BWR3 has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)
Credit Application
Flood Certificate
Hazard Insurance
Initial Escrow Acct Disclosure
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing or error on the Rate Lock
Transmittal (1008)	Field: Borrower First Name Loan Value: xx
Field: Interest Paid Through Date   Loan Value: 5/xx/2018   Tape Value: 1/xx/2024   Variance: xx   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 2/xx/2024   Tape Value: 1/xx/2024   Variance: xx   Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Late Charge Grace Period   Loan Value: xx
Field: MERS MIN Number   Loan Value: xx
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: P000000000000   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000000000000000000 Tape Value: 0000000000000P Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2)     "Subject loan was closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value of $xxurrent UPB is $xx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 10.092% exceeds APR threshold of 5.870% over by +4.222%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TILA Test Failed (Lvl 2)     "Finance charge disclosed on final CD as $xx. Calculated finance charge is $xx for an under disclosed amount of $208.00. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is purchase case, originated on 4/xx/2018 and the 1-year SOL is expired."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to initial CD is missing from loan documents. Subject loan is purchase case, originated on 4/xx/2018 and the 1-year SOL is expired."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 10.092% exceeds APR threshold of 5.870% over by +4.222%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "AUS report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 53.802%, as the borrower’s income is $xx and total expenses are in the amount of $xx. AUS report is missing from the loan documents. The subject loan was originated on 4/xx/2018, and the 3-year SOL is expired."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summary is missing from the loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
45401555	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,474.10	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,348.65	10.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	Unavailable	Primary	No	Not Applicable	Not Applicable	635	635	40.566%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 03/xx/2024 shows that the subject mortgage was originated on xx. There is a UCC financing statement in favor of xx which was recorded on 2/xx/2019. The amount of lien is not available on supporting document. No prior year delinquent taxes have been found.	According to the payment history as of 2/xx/2024, the borrower is current with the loan. The last payment was received on 2/xx/2024, which was applied for the due date of 2/xx/2024 and the next due date for payment is 3/xx/2024. The P&I is $xx and PITI is $xx. The UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 2/xx/2024, the borrower is current with the loan. The last payment was received on 2/xx/2024, which was applied for the due date of 2/xx/2024 and the next due date for payment is 3/xx/2024. The P&I is $xx and PITI is $xx. The UPB reflected as per the payment history is $xx.
Unable to determine current occupancy of the subject property.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
BWR has been xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Credit Application Flood Certificate Hazard Insurance Initial Escrow Acct Disclosure Missing or error on the Rate Lock Notice of Servicing Transfer	Field: Borrower #2 Last Name Loan Value: xx
Field: Borrower Last Name   Loan Value: xx
Field: Interest Paid Through Date   Loan Value: 6/xx/2018   Tape Value: 1/xx/2024   Variance: xx   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 2/xx/2024   Tape Value: 1/xx/2024   Variance: xx   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Late Charge Grace Period   Loan Value: xx
Field: MERS MIN Number   Loan Value: xx
Field: Original Appraised Value   Loan Value: xx
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: P000000000000   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 0000000000000P   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application signed by the borrower is missing from the loan documents."
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2)     "The subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value of $288K. The current UPB is $143K."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed qualified mortgage safe harbor threshold test due to APR calculated at 10.104% exceeds APR threshold of 6.010% over by +4.094%. The HPML disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "The TRID tolerance test is incomplete due to the initial LE and initial CD being missing from the loan documents. The subject loan is a purchase case that originated on xx, and the 1-year SOL is expired."
* Higher Price Mortgage Loan (Lvl 2)     "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) due to an APR calculated at 10.104% exceeds APR threshold of 6.010% over by +4.094%. The HPML disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulations 1026.35(b), (c), and (d)."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood insurance policy is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from the loan documents.

Home loan toolkit is missing from the loan documents."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer disclosure is missing from the loan documents."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$1,212.70	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
71261434	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,493.29	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,401.44	10.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	49.331%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 03/xx/2024, the subject mortgage was originated on xx.
No active liens and judgments have been found.
The annual combined taxes for 2023 were paid in the amount of $xx on 12/xx/2023.
Annual water charges for 2023 are due on 3/xx/2024 in the amount of $84.78.
No prior year’s delinquent taxes have been found.
According to the payment history as of 2/xx/2024, the borrower is current with the loan and the next due date for the regular payment is 3/xx/2024. The last payment was received on 2/xx/2024 in the amount of PITI $xx which was applied for the due date of 2/xx/2024. The current P&I is $xx and the rate of interest is 10.00%. The current UPB is $xx.	Collections Comments:As per the review of the collection comments, the current status of the loan is performing.
According to the payment history as of 2/xx/2024, the borrower is current with the loan and the next due date for the regular payment is 3/xx/2024. The current UPB is $xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file. As per the comment dated 11/xx/2021, the roof of the property was damaged, but the BWR states the damages were repaired. BWR made an insurance claim for the roof damage and is expecting payment. Further details not provided.
BWR1 has xx.
BWR2 has xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Credit Report Flood Certificate Good Faith Estimate Hazard Insurance Initial Escrow Acct Disclosure Missing Dicsloures Missing or error on the Rate Lock	Field: Interest Paid Through Date Loan Value: 11/xx/2014 Tape Value: 1/xx/2024 |---| xx |----| Comment: Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: 2/xx/2024   Tape Value: 1/xx/2024   Variance: xx   Variance %:    Comment: The last payment was received on 2/xx/2024.   Tape Source: Initial   Tape Type:
Field: Late Charge Grace Period   Loan Value: xx
Field: MERS MIN Number   Loan Value: xx
Field: Original Appraised Value   Loan Value: xx
Field: Outstanding Late Fee Balance per Payment History   Loan Value: xx
Field: Payment History String   Loan Value: 000010000000000000100000   Tape Value: P000100000000   Variance:    Variance %:    Comment: The PH string reversed is 0000100000000000010000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000001000000000000010000 Tape Value: 0000000001000P Variance: Variance %: Comment: The PH string reversed is 0000010000000000000000000010000. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "Subject loan was closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value of $xx. Current UPB is $xx."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 10.197% exceeds APR threshold of 5.510% over by +4.687%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed initial TIL disclosure date test due to initial TIL dated 10/xx/2014. Borrower signed on 10/xx/2014 which is less than 3 business days from the consummation date 10/xx/2014."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final good faith estimate is missing from the loan documents."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 10.197% exceeds APR threshold of 5.510% over by +4.687%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling organization disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is not signed by borrower."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan file."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Home loan toolkit is missing from the loan documents."
* Not all borrowers signed HUD (Lvl 2)     "Final HUD-1 is not signed by borrower."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.33%, the borrower’s income is $xx and total expenses are in the amount of $xx. AUS report is missing from the loan documents. Subject loan originated on xx, and the 3-year SOL is expired."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
13066860	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,089.90	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,038.37	9.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	Unavailable	Unavailable	Not Applicable	32.411%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 03/xx/2024, the subject mortgage was originated on xx.
No active judgments or liens have been found.
All prior year’s taxes have been paid.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of 2/xx/2024, the borrower is current with the loan and next due date is 3/xx/2024. The last payment was received on 2/xx/2024 in the amount of $xx which was applied for the due date of 2/xx/2024. The current P&I is $xx and PITI is $xx. The UPB is $xx.

Collections Comments:The loan is currently performing. As per the review of payment history as of 2/xx/2024, the borrower is current with the loan and next due date is 3/xx/2024. The UPB is $xx.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
BWR 1 has been xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Credit Report Flood Certificate Good Faith Estimate Missing Dicsloures Missing or error on the Rate Lock Transmittal (1008)	Field: Borrower First Name Loan Value: xx
Field: Interest Paid Through Date   Loan Value: 10/xx/2014   Tape Value: 2/xx/2024   Variance: xx   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Late Charge Grace Period   Loan Value: xx
Field: MERS MIN Number   Loan Value: xx
Field: Original Appraised Value   Loan Value: xx
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: P000000000000   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 0000000000000P   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Property County Loan Value: xx	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "Subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value at $xxK. Current UPB $xxk."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 9.142% exceeds APR threshold of 5.640% over by+3.502%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan documents."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 9.142% exceeds APR threshold of 5.640% over by +3.502%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from loan documents."
* Missing credit report (Lvl 2)     "Credit report at the time of loan origination is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood insurance certificate is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from loan documents."
* Missing Required Disclosures (Lvl 2)     "Home loan toolkit is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from loan documents."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
33364142	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$9,401.61	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,103.21	9.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	No	701	701	25.466%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 3/xx/2024, the subject mortgage was originated on xx.
No active liens or judgments have been found against the borrower or subject property.
The annual combined taxes for 2023 were paid in the amount of $xx.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of 2/xx/2024, the borrower is current with the loan and the next due date is 3/xx/2024. The last payment was received on 2/xx/2024 in the amount of $xx which was applied to the due date of 2/xx/2024. The unpaid principal balance is $xx. The current P&I is $xx and the interest rate is 9.500%.	Collections Comments:The loan is currently performing and the next due date is 3/xx/2024.
The last payment was received on 2/xx/2024 in the amount of $xx which was applied to the due date of 2/xx/2024. The unpaid principal balance is $xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the BPO report located at xx dated 4/xx/2019, the subject property is occupied.
No comment pertaining to the damage to the subject property has been observed.
BWR has a manager in xx.
BWR1 on the job as manager at xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Flood Certificate Good Faith Estimate Initial 1003_Application Initial Escrow Acct Disclosure Missing or error on the Rate Lock Missing Required Disclosures	Field: Interest Paid Through Date Loan Value: 6/xx/2014 Tape Value: 2/xx/2024 |---| xx |----| Comment: Tape Source: Initial Tape Type:
Field: Late Charge Grace Period   Loan Value: xx
Field: MERS MIN Number   Loan Value: xx
Field: Original Appraised Value   Loan Value: xx
Field: Payment History String   Loan Value: 010001010100100101000001   Tape Value: P100010101001   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 100000101001001010100010 Tape Value: 1100101010001P Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "Subject loan was closed without an appraisal. However, the PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows the subject valued at $371K. Current UPB is $88K."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 9.639% exceeds APR threshold of 5.880%over by +3.759%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan documents."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 9.639% exceeds APR threshold of 5.880% over by +3.759%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account signed by the borrower is missing from the loan documents."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial truth in lending is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Missing Required Disclosures (Lvl 2) "Home loan toolkit is missing from the loan documents."	* Settlement date is different from note date (Lvl 1) "Final HUD-1 reflects closing date as 5/xx/2014. Notary's signature date on the Mortgage/Deed of Trust is xx. Note date is xx."	Elevated	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
89992424	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,020.98	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,096.38	9.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	57.258%	First	Unavailable	Not Applicable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 03/xx/2024, the subject mortgage was originated on xx. No active judgments or liens have been found. The annual installments of school and combined taxes for 2023 have been paid in the total amount of $xx on 12/xx/2023. No prior year’s delinquent taxes have been found.	According to payment history as of 2/xx/2024, the borrower is current with the loan, and the next due date is 4/xx/2024. The last payment was received on 2/xx/2024 in the amount of $xx (PITI), which was applied for the due date of 3/xx/2024. The current P&I is $xx with an interest rate of 9.000%. The current UPB reflected as per the payment history is $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing. According to payment history as of 2/xx/2024, the borrower is current with the loan, and the next due date is 4/xx/2024. The current UPB reflected as per the payment history is $xx. Unable to determine the current condition and occupancy of the subject property. No details pertaining to the damage to the subject property have been observed. The loan has not been modified since origination. No foreclosure activity has been found. No post-close bankruptcy record has been found. BWR has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)
Credit Application
Credit Report
Final Truth in Lending Discl.
Flood Certificate
Good Faith Estimate
Initial Escrow Acct Disclosure
Missing or error on the Rate Lock
Missing Required Disclosures	Field: First Payment Date Loan Value: 5/xx/2014 Tape Value: 1/xx/2015 |---| xx |----| Comment: First payments date is 5/xx/2014. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: 4/xx/2014   Tape Value: 2/xx/2024   Variance: xx   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 2/xx/2024   Tape Value: 1/xx/2024   Variance: xx   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Late Charge Grace Period   Loan Value: xx
Field: MERS MIN Number   Loan Value: xx
Field: Original Appraised Value   Loan Value: xx
Field: Original Note Doc Date   Loan Value: xx
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: P000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 0000000000000P   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property City   Loan Value: xx
Field: Property County   Loan Value: xx
Field: Property Postal Code Loan Value: xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2)     "Subject loan was closed without an appraisal. However, the PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows the subject valued at $317K. Current UPB is $122K."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 9.118% exceeds APR threshold of 5.970% over by +3.148%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test due to the annual percentage rate (APR) is 9.118%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method and also Final TIL is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "Final truth in lending is missing from the loan documents."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final good faith estimate is missing from the loan documents."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 9.118% exceeds APR threshold of 5.970% over by +3.148%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial good faith estimate is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed documents are missing from the loan files."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Home loan toolkit is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 57.25%, the borrower’s income is $xx and total expenses are in the amount of $xx. AUS report is missing from the loan documents. Subject loan originated on xx, and the 3-year SOL is expired."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
31570991	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,761.84	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$938.09	9.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	$0.00	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	40.404%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 3/xx/2024, the subject mortgage originated on xx.
No active judgments or liens were found.
The combined annual taxes for 2023 were paid off in the amount of $xx.
The school annual taxes for 2023 were paid off in the amount of $xx.
No prior year’s delinquent taxes have been found.
According to the payment history as of 2/xx/2024, the borrower is current with the loan, and the next due date is 3/xx/2024. The last payment was received on 2/xx/2024 in the amount of $xx, which was applied for the due date of 2/xx/2024. The P&I is $938.09 with an interest rate of 9.00%. The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 2/xx/2024, the borrower is current with the loan, and the next due date is 3/xx/2024. The current UPB is $xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)
Credit Application
Credit Report
Final Truth in Lending Discl.
Flood Certificate
Good Faith Estimate
Hazard Insurance
Initial Escrow Acct Disclosure
Missing Required Disclosures
Notice of Servicing Transfer	Field: First Payment Date Loan Value: 7/xx/2013 Tape Value: 1/xx/2015 |---| xx |----| Comment: As per note first payment date is 7 01/2013 Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: 7/xx/2013   Tape Value: 1/xx/2024   Variance: xx   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 2/xx/2024   Tape Value: 1/xx/2024   Variance: xx   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Late Charge Grace Period   Loan Value: xx
Field: MERS MIN Number   Loan Value: xx
Field: Original Note Doc Date   Loan Value: xx
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: P000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 0000000000000P   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property County Loan Value: Tarrant Tape Value: Johnson Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Missing credit report (Lvl 3) "The Credit report is missing from the loan package."	* Application Missing (Lvl 2) "Final application is missing from loan documents."
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2)     "Loan is closed without an appraisal. PIW is missing from the loan document. Zillow search shows estimated value at $274,900 Current UPB $xx."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test the annual percentage rate (APR) is 9.091%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method, also Final TIL is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from loan documents."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from loan documents."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 9.091%  exceeds APR threshold of 4.990% over by +4.101%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Missing flood cert (Lvl 2)     "Flood insurance certificate is missing from loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance is missing from loan documents."
* Missing Required Disclosures (Lvl 2)     "Written list of Service provider is missing from in the loan documents.

Home loan toolkit is missing from the loan documents."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer disclosure is missing from the loan documents."	* Settlement date is different from note date (Lvl 1) "Final CD reflects closing date as 06/xx/2013. Notary signature date on the Mortgage/Deed of Trust is xx. Note date is xx."	Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
81561343	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,802.35	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,437.87	10.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	No	725	655	46.238%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 03/xx/2024, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installments of combined taxes for 2023 have been paid in the amount of $xx on 12/xx/2023.
No prior year’s delinquent taxes have been found.	According to payment history as of 2/xx/2024, the borrower is current with the loan, and the next due date is 3/xx/2024. The last payment was received on 2/xx/2024 in the amount of $xx (PITI), which was applied for the due date of 2/xx/2024. The current P&I is $xx with an interest rate of 10.000%. The current UPB reflected as per the payment history is $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 2/xx/2024, the borrower is current with the loan, and the next due date is 3/xx/2024. The current UPB reflected as per the payment history is $xx.
No details pertaining to the damage to the subject property have been observed.
Unable to determine the current condition and occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR has xx.
BWR2 has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Credit Application
Flood Certificate
Hazard Insurance
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Transmittal (1008)	Field: Borrower #2 Last Name Loan Value: xx
Field: Interest Paid Through Date   Loan Value: 10/xx/2017   Tape Value: 1/xx/2024   Variance: xx   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 2/xx/2024   Tape Value: 1/xx/2024   Variance: xx   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Late Charge Grace Period   Loan Value: xx
Field: MERS MIN Number   Loan Value: xx
Field: Original Appraised Value   Loan Value: xx
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: P000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000000000000000000 Tape Value: 0000000000000P Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 10.088% exceeds APR threshold of 5.510% over by +4.578%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to Initial LE is missing from loan documents."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 10.088% exceeds APR threshold of 5.510% over by +4.578%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from the loan documents.

Home loan toolkit is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.23% as the borrower’s income is $xx and total expenses are in the amount of $xx. AUS report is missing from the loan documents. QM-ATR SOL has expired."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business disclosure is missing from the loan documents"
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
56409352	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,984.73	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,448.99	10.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	Not Applicable	710	Not Applicable	38.999%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 2/xx/2024 shows that the subject mortgage was originated on xx.
There is one notice of child support lien open against the borrower in the amount of $xx which was recorded on 8/xx/2019 in favor of xx.
The annual combined taxes for 2023 are paid in the amount of $xx on 12/xx/2023.
No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history as of 2/xx/2024, the loan is performing. The last payment was received in the amount of $xx on 2/xx/2024 which was applied for the due date of 3/xx/2024. The next due date is 4/xx/2024. Current UPB as of date reflected in the provided payment history is $xx and current interest rate as per payment history is 10.000%.	Collections Comments:Currently, the loan is performing.
As per review of the payment history as of 2/xx/2024, the loan is performing. The last payment was received in the amount of $xx on 2/xx/2024. Current UPB as of date reflected in the provided payment history is $xx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
The details on foreclosure and bankruptcy are not provided.
BWR has been xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)
Credit Application
Flood Certificate
Hazard Insurance
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer	Field: Interest Paid Through Date Loan Value: 12/xx/2017 Tape Value: 2/xx/2024 |---| xx |----| Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2)     "Subject loan closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value of $xxurrent UPB is $xx."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 10.091% exceeds APR threshold of 5.320% over by +4.771%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to initial loan estimate and initial closing disclosure are missing from the loan documents. Subject loan is a purchase, originated on xx and the SOL is 1-year has expired."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 10.091% exceeds APR threshold of 5.320% over by +4.771%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling organization disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan file."
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "AUS report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood insurance certificate is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from the loan documents.

Home loan toolkit is missing from the loan documents."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer disclosure is missing from the loan documents."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
5320315	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,984.76	01/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,536.75	10.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	Unavailable	597	514	10.189%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 02/xx/2024 the subject mortgage was originated on xx.
No active judgments or liens were found.
The annual combined taxes for 2023 were paid in the total amount of $xx on 12/xx/2023.
No prior year’s delinquent taxes have been found.	According to the review of payment history as of 2/xx/2024, the borrower is currently delinquent for 1 month and the next due date of payment is 1/xx/2024. The last payment was received on 1/xx/2024 in the amount of $xx which applied for 12/xx/2023. The current P&I is $xx with an interest rate of 10.000%. The UPB as of the date mentioned in the updated payment history is $xx.	Collections Comments:The loan is in collections.
According to the review of payment history as of 2/xx/2024, the borrower is currently delinquent for 1 month and the next due date of payment is 1/xx/2024. The UPB as of the date mentioned in the updated payment history is $xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per seller’s tape data, the subject property is owner occupied.
Information regarding the damage and repair is not available in the latest servicing comments.
Borrower 1 has been xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Appraisal (Incomplete)
Credit Application
Flood Certificate
Initial Escrow Acct Disclosure
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer	Field: Interest Paid Through Date Loan Value: 7/xx/2018 Tape Value: 12/xx/2023 |---| xx |----| Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from loan documents."
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2)     "Subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value of $xxurrent UPB $xx."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed Qualified Mortgage safe harbor threshold test due to APR calculated 10.091% exceeds APR threshold of 5.930% over by +4.161%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to initial LE and initial CD are missing from loan documents. The subject loan is a purchase, originated on xx and the 1-year SOL is expired."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 10.091% exceeds APR threshold of 5.930% over by +4.161%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure  is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "DU/LP report is missing from loan documents."
* Missing flood cert (Lvl 2)     "Flood insurance certificate is missing from loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from loan documents."
* Missing Initial LE (Lvl 2)     "Initial loan estimate is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from loan documents."
* Missing Required Disclosures (Lvl 2)     "Home loan toolkit is missing from loan documents.

Settlement services provider list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from loan documents."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from loan documents."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
37691074	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,993.74	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,303.34	10.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	No	Not Applicable	Unavailable	703	757	43.513%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 03/xx/2024, the subject mortgage was originated on xx.
There is prior mortgage active against the subject property in favor of xx.
All prior year’s taxes have been paid.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of 2/xx/2024, the borrower is current with the loan and next due date is 3/xx/2024. The last payment was received on 2/xx/2024 in the amount of $xx which was applied for the due date of 2/xx/2024. The current P&I is $xx and PITI is $xx. The UPB is $xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 2/xx/2024, the borrower is current with the loan and next due date is 3/xx/2024. The UPB is $xx.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
Borrower has xx.
Borrower 2 xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)
Credit Application
Flood Certificate
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer	Field: Borrower #1 Middle Name Loan Value: xx
Field: Borrower #2 Last Name   Loan Value: xx
Field: Borrower #2 Middle Name   Loan Value: Not Applicable   Tape Value: USCANGA   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx
Field: Interest Paid Through Date   Loan Value: 11/xx/2018   Tape Value: 1/xx/2024   Variance: xx   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 2/xx/2024   Tape Value: 1/xx/2024   Variance: xx   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Late Charge Grace Period   Loan Value: xx
Field: MERS MIN Number   Loan Value: xx
Field: Original Appraised Value   Loan Value: xx
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: P000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 0000000000000P   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value:xx
Field: Subject Property Type Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Subject property type is xx. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2)     "Subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value of$xx. Current UPB $xx."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 10.108% exceeds APR threshold of 6.050% over by +4.058%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to initial LE and initial CD are missing from loan documents. Subject loan is purchase case, originated on 10/xx/2018 and the 1-year SOL is expired."
* DU/GUS/AUS has issues or conditions (Lvl 2)     "AUS/DU report is missing from the loan documents."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 10.108% exceeds APR threshold of 6.050% over by +4.058%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
* Homeowner's Counseling disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Home loan toolkit is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.513%, as the borrower’s income is $xx and total expenses are in the amount of $xx. AUS report is missing from the loan documents. The subject loan was originated on xx, and the 3-year SOL is expired."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
72426418	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	$6,354.71	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,318.49	10.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 2/xx/2024, the subject mortgage originated on xx.
No active judgments or liens were found.
The combined annual taxes for 2023 were paid off in the amount of $xx.
According to the payment history as of 2/xx/2024, the borrower is current with the loan, and the next due date is 3/xx/2024. The last payment was received on 2/xx/2024 in the amount of $xx which was applied for the due date of 2/xx/2024. The P&I is $xx with an interest rate of 10.00%. The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 2/xx/2024, the borrower is current with the loan, and the next due date is 3/xx/2024. The current UPB is $xx. As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner-occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)
Credit Application
Credit Report
Flood Certificate
Hazard Insurance
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Transmittal (1008)	Field: Interest Paid Through Date Loan Value: 12/xx/2018 Tape Value: 1/xx/2024 |---| xx |----| Comment: Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: 2/xx/2024   Tape Value: 1/xx/2024   Variance: xx   Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Late Charge Grace Period   Loan Value: xx
Field: MERS MIN Number   Loan Value: xx
Field: Original Appraised Value   Loan Value: xx
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: P000000000000   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 0000000000000P   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2)     "Subject loan closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated amount at $xx. Current UPB is $xx."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 10.102% exceeds APR threshold of 6.190% over by +3.912%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to initial LE and initial CD is missing from loan documents.
Subject loan is purchase case, originated on xx and the SOL is 1 year expired."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 10.102% exceeds APR threshold of 6.190% over by +3.912%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "AUS report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood insurance certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial 1003 is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from loan documents."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance certificate is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from the loan documents.

Home loan toolkit is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summery is missing from the loan documents."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
52215735	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,948.77	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,436.41	10.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	Unavailable	690	787	37.046%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 3/xx/2024, the subject mortgage originated on xx.
1. There is a prior IRS lien against the borrower in the amount of $xx, which was recorded on 9/xx/2015 in favor of xx. SSN is inconsistent with the borrower’s SSN.
2. There is a prior state tax lien against the borrower in the amount of $xx, which was recorded on 5/xx/2018 in favor of xx.
The combined annual taxes for 2023 were paid off in the amount of $xx.
No prior year’s delinquent taxes have been found.
According to the payment history as of 2/xx/2024, the borrower is current with the loan, and the next due date is 3/xx/2024. The last payment was received on 2/xx/2024 in the amount of $xx, which was applied for the due date of 2/xx/2024. The P&I is $xx, with an interest rate of 10.00%. The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 2/xx/2024, the borrower is current with the loan, and the next due date is 3/xx/2024. The current UPB is $xx.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
The occupancy of the subject property is unable to be determined.
BWR has been xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)
Credit Application
Flood Certificate
Hazard Insurance
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer	Field: Interest Paid Through Date Loan Value: 1/xx/2019 Tape Value: 1/xx/2024 |---| xx |----| Comment: Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: 2/xx/2024   Tape Value: 1/xx/2024   Variance: xx   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Late Charge Grace Period   Loan Value: xx
Field: MERS MIN Number   Loan Value: xx
Field: Original Appraised Value   Loan Value: xx
Field: Outstanding Late Fee Balance per Payment History   Loan Value: $0.00   Tape Value: $287.28   Variance: $xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 001000000000000000000000   Tape Value: P010000000000   Variance:    Variance %:    Comment: PH string is 001000000000000000000000000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000100   Tape Value: 0000000000010P   Variance:    Variance %:    Comment: PH string reversed is 0000000000000000000000000100   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2)     "The subject loan was closed without an appraisal. The PIW disclosure is missing from the loan documents. Zillow search shows estimated value of $xxurrent UPB is $xx."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 10.097% exceeds APR threshold of 6.440% over by +3.657%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to initial LE and initial CD are missing from the loan documents. Subject loan is a purchase, originated on xx, and the SOL is 1-year has expired."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 10.097% exceeds APR threshold of 6.440% over by +3.657%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
* Homeowner's Counseling disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "AUS report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood insurance certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application signed by loan originator is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement service provider list is missing from the loan documents.

Home loan toolkit is missing from the loan documents."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer disclosure is missing from the loan documents."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
24440420	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,853.38	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,403.24	10.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	Not Applicable	Primary	No	Not Applicable	Unavailable	Unavailable	Unavailable	10.842%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 03/xx/2024, the subject mortgage was originated on xx.
There is prior mortgage active against the subject property in favor of xx.
All prior year’s taxes have been paid.
No prior year’s delinquent taxes have been found.
As per the review of payment history as of 2/xx/2024, the borrower is current with the loan and next due date is 3/xx/2024. The last payment was received on 2/xx/2024 in the amount of $xx which was applied for the due date of 2/xx/2024. The current P&I is $xx and PITI is $xx. The UPB is $xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 2/xx/2024, the borrower is current with the loan and next due date is 3/xx/2024. The UPB is $xx.
No damages have been reported.
No foreclosure activity has been found.
No details related to the bankruptcy have been found.
BWR has been xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)
Credit Application
Flood Certificate
Hazard Insurance
Initial Escrow Acct Disclosure
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer	Field: Interest Paid Through Date Loan Value: 3/xx/2019 Tape Value: 2/xx/2024 |---| xx |----| Comment: 3/xx/2019 Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: 2/xx/2024   Tape Value: 2/xx/2024   Variance: xx   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Late Charge Grace Period   Loan Value: xx
Field: MERS MIN Number   Loan Value: xx
Field: Original Appraised Value   Loan Value: xx
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: P000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 0000000000000P   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx
Field: Subject Property Type Loan Value: xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application signed by borrower is missing from the loan documents."
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2)     "Subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value of $240K. Current UPB $152K."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 10.103% exceeds APR threshold of 5.980% over by +4.123%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to initial LE and initial CD are missing from loan documents. The subject loan is a purchase, originated on xx and the 1-year SOL is expired."
* Credit score not provided (Lvl 2)     "Credit scores are not provided on credit report."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 10.103% exceeds APR threshold of 5.980% over by +4.123%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "AUS/DU report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Home loan toolkit is missing from the loan documents.

Settlement services provider list is missing from loan documents."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer disclosure is missing from the loan documents."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
26735373	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	$3,703.29	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,450.68	10.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	xx	xx	Primary	No	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 03/xx/2024, the subject mortgage was originated on xx.
No active judgments or liens have been found.
The annual installments of combined taxes for 2023 have been paid in the amount of $xx on 12/xx/2023.
No prior year’s delinquent taxes have been found.	According to payment history as of 2/xx/2024, the borrower is current with the loan, and the next due date is 3/xx/2024. The last payment was received on 2/xx/2024 in the amount of $xx (PITI), which was applied for the due date of 2/xx/2024. The current P&I is $xx with an interest rate of 10.000%. The current UPB reflected as per the payment history is $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 2/xx/2024, the borrower is current with the loan, and the next due date is 3/xx/2024. The current UPB is $xx.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
BWR employment details are not available as the required documents are missing.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application
Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Borrower Last Name Loan Value: xx
Field: Interest Paid Through Date   Loan Value: 4/xx/2019   Tape Value: 1/xx/2024   Variance: xx   Variance %:    Comment: Interest Paid Through Date 4/xx/2019   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 2/xx/2024   Tape Value: 1/xx/2024   Variance: xx   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Late Charge Grace Period   Loan Value: xx
Field: MERS MIN Number   Loan Value: xx
Field: Original Appraised Value   Loan Value: xx
Field: Outstanding Late Fee Balance per Payment History   Loan Value: $0.00   Tape Value: $145.06   Variance: $xx Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: P000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 0000000000000P   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx
Field: Subject Property Type Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Subject property Type xx Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final closing disclosure signed by the borrower is missing from the loan documents."	* Application Missing (Lvl 2) "Final application is missing from the loan document."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "This loan failed the TRID Total of Payments Post Consummation Revised Closing Disclosure Validation Test. This loan contained a Post Consummation Revised Closing Disclosure and at least one other Closing Disclosure. The last Post Consummation Revised Closing Disclosure in the sequence provided a disclosed Total of Payments, but there was not a disclosed Total of Payments provided on the last pre-consummation Closing Disclosure in the sequence. A Total of Payments disclosed at or prior to consummation is necessary for testing the accuracy of the disclosed Total of Payments."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to initial CD and initial LE are missing from the loan documents."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 10.107% exceeds APR threshold of 5.980% over by +4.127%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 10.107% exceeds APR threshold of 5.980% over by +4.127%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents. Zillow search shows an estimated value of $234K. Current UPB $159K."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "AUS/DU report is missing from loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from the loan documents.

Home loan toolkit is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summary is missing from the loan documents."		Moderate	Pass	Pass	No Result	Pass	Pass	Fail	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
61531962	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,284.01	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,579.63	10.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	Unavailable	575	606	47.226%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 03/xx/2024, the subject mortgage was originated on xx.
There is one judgment against xx in the amount of $xx which was recorded on 09/xx/2021. The provided SSN# is not consistent with the borrower’s SSN#.
The annual combined taxes for 2023 have been paid in the amount of $7284.01.
As per the review of payment history as of 02/xx/2024, the borrower is current with the loan and next due date is 03/xx/2024. The last payment was received on 02/xx/2024 in the amount of $2600.00 which was applied for the due date of 02/xx/2024. The current P&I is $1579.63 and PITI is $2600.00. The UPB is $xx.

Collections Comments:The loan is currently performing. As per the review of payment history as of 02/xx/2024, the borrower is current with the loan and next due date is 03/xx/2024. The UPB is $xx.
Borrower has xx. BWR2 has xx.
The post-closing details regarding the foreclosure and bankruptcy have not been found.
No damages were reported.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Appraisal (Incomplete)
Credit Application
Flood Certificate
Hazard Insurance
Initial Escrow Acct Disclosure
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer	Field: Borrower #1 Middle Name Loan Value: xx
Field: Borrower #2 First Name   Loan Value: xx
Field: Borrower #2 Last Name   Loan Value: xx
Field: Borrower First Name   Loan Value: xx
Field: Borrower Last Name   Loan Value: xx
Field: Interest Paid Through Date   Loan Value: 4/xx/2019   Tape Value: 1/xx/2024   Variance: xx   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 2/xx/2024   Tape Value: 2/xx/2024   Variance: xx   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Late Charge Grace Period   Loan Value: xx
Field: MERS MIN Number   Loan Value: xx
Field: Original Appraised Value   Loan Value: xx
Field: Outstanding Late Fee Balance per Payment History   Loan Value: $0.00   Tape Value: $78.98   Variance: $xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 010000000000000000000000   Tape Value: P100000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000000000000000010 Tape Value: 0000000000001P Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application signed by the borrower is missing from loan documents."
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2)     "Subject loan was closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value of $xx. Current UPB is $xx."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed the qualified mortgage safe harbor threshold due to an APR calculated at 10.089% exceeds APR threshold of 6.050% over by +4.039%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "Compliance ease TRID tolerance test is incomplete due to initial LE and initial CD are missing from the loan documents. Subject loan is purchase case, originated on xx and the SOL is 1 year."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 10.089% exceeds APR threshold of 6.050% over by +4.039%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling organizations disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "AUS report is missing from loan documents."
* Missing flood cert (Lvl 2)     "Flood insurance policy is missing from loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from loan documents."
* Missing Required Disclosures (Lvl 2)     "List of service Providers disclosure is missing from loan documents.

Home loan tool kit is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from loan documents."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.226%, the borrower’s income is $xx and total expenses are in the amount of $xx. AUS report is missing from the loan documents. QM-ATR SOL has expired."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliate business disclosure is missing from the loan documents."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
25415777	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,565.17	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,608.97	10.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	Not Applicable	666	630	45.345%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 03/xx/2024 shows that the subject mortgage was originated on xx.

There is a prior credit card judgment against the borrower in favor of xx in the amount of $xx which was recorded on 06/xx/2015.

No prior year delinquent taxes have been found.
According to the payment history as of 2/xx/2024, the borrower is current with the loan. The last payment was received on 2/xx/2024, which was applied for the due date of 2/xx/2024 and the next due date for payment is 3/xx/2024. The P&I is $xx and PITI is $xx. The UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 2/xx/2024, the borrower is current with the loan. The last payment was received on 2/xx/2024, which was applied for the due date of 2/xx/2024 and the next due date for payment is 3/xx/2024. The P&I is $xx and PITI is $xx. The UPB reflected as per the payment history is $xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
Borrower has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)
Credit Application
Flood Certificate
Hazard Insurance
Initial Escrow Acct Disclosure
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer	Field: Borrower #2 Last Name Loan Value:xx
Field: Interest Paid Through Date   Loan Value: 10/xx/2019   Tape Value: 1/xx/2024   Variance: xx   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 2/xx/2024   Tape Value: 1/xx/2024   Variance: xx   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Late Charge Grace Period   Loan Value: xx
Field: MERS MIN Number   Loan Value: xx
Field: Original Appraised Value   Loan Value: xx
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: P000000000000   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000000000000000000 Tape Value: 0000000000000P Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application signed by the borrower is missing from loan documents."
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2)     "Subject loan was closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value of $xx. Current UPB $xx."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 10.129% exceeds APR threshold of 5.290% over by +4.839%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance is incomplete due to initial loan estimate is missing from the loan documents."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 10.129% exceeds APR threshold of 5.290% over by +4.839%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling organizations disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed disclosure is missing from loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "AUS report is missing from loan documents."
* Missing flood cert (Lvl 2)     "Flood insurance policy is missing from loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from loan documents."
* Missing Initial LE (Lvl 2)     "Initial loan estimate is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from loan documents."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from loan documents.

Home loan toolkit is missing from loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.35% as the borrower’s income is $xx and total expenses are in the amount of $xx. AUS report is missing from the loan documents. QM-ATR SOL has expired."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
13568104	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	$7,192.03	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,819.09	10.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Not Applicable	742	28.286%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 3/xx/2024, the subject mortgage was originated on xx.
No active liens and judgments have been found.
The annual combined taxes for 2023 were paid in the amount of $xx on 12/xx/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of 2/xx/2024, the borrower is current with the loan and the next due date for the regular payment is 3/xx/2024. The last payment was received on 2/xx/2024 in the amount of PITI $xx which was applied for the due date of 2/xx/2024. The current P&I is $xx and the rate of interest is 10.00%. The current UPB is $xx. PH shows a large transaction in the amount of $10,000 on 12/xx/2023. The collection comment dated 12/xx/2023 shows that the BWR posted the 10K to the UPB.	Collections Comments:As per the review of the collection comments, the current status of the loan is performing.
According to the payment history as of 2/xx/2024, the borrower is current with the loan and the next due date for the regular payment is 3/xx/2024. The current UPB is $xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file. No comment pertaining to the damage to the subject property has been observed.
BWR has xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)
Credit Application
Hazard Insurance
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer	Field: Borrower #2 Last Name Loan Value: xx
Field: Interest Paid Through Date   Loan Value: 10/xx/2019   Tape Value: 2/xx/2024   Variance: xx   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 2/xx/2024   Tape Value: 2/xx/2024   Variance: xx   Variance %:    Comment: The last payment was received on 2/xx/2024.   Tape Source: Initial   Tape Type:
Field: Late Charge Grace Period   Loan Value: xx
Field: MERS MIN Number   Loan Value: xx
Field: Original Appraised Value   Loan Value: xx
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: P000000000000   Variance:    Variance %:    Comment: The PH string is 000000000000000000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000000000000000000 Tape Value: 0000000000000P Variance: Variance %: Comment: The PH string reversed is 000000000000000000000000. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2)     "Subject loan closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value of $xx. Current UPB $xx."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 10.111% exceeds APR threshold of 5.120% over by +4.991%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "ComplianceEase TRID tolerance test is incomplete due to initial closing disclosure is missing from the loan documents."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 10.111% exceeds APR threshold of 5.120% over by +4.991%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "AUS report is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Home loan toolkit is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "List of service providers and home loan toolkit is missing from the loan documents."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer disclosure is missing from the loan documents."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
69649350	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,518.02	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,008.95	10.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	641	Not Applicable	16.273%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the UT report dated 3/xx/2024, the subject mortgage was originated on xx.
There is a junior judgment active against the subject borrower in the amount of $xx in favor of xx which was recorded on 10/xx/2022.
No delinquent taxes have been found for the prior year.
According to the payment history as of 2/xx/2024, the borrower is current with the loan. The next due date is 3/xx/2024. The last payment was received on 2/xx/2024 in the amount of $xx with an interest rate of 10.00% which was applied for the due date of 2/xx/2024. The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 2/xx/2024, the borrower is current with the loan. The next due date is 3/xx/2024. The last payment was received on 2/xx/2024 in the amount of $xx with an interest rate of 10.00% which was applied for the due date of 2/xx/2024. The current UPB is $xx.
No bankruptcy and foreclosure evidence has been found.
BWR has been xx.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)
Credit Application
Hazard Insurance
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer	Field: Borrower Last Name Loan Value: xx
Field: Interest Paid Through Date   Loan Value: 11/xx/2019   Tape Value: 1/xx/2024   Variance: xx   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 2/xx/2024   Tape Value: 1/xx/2024   Variance: xx   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Late Charge Grace Period   Loan Value: xx
Field: MERS MIN Number   Loan Value: xx
Field: Original Appraised Value   Loan Value: xx
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: P000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000000000000000000 Tape Value: 0000000000000P Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2)     "Subject loan closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value of $xx. Current UPB is $xx."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 10.181% exceeds APR threshold of 5.290% over by +4.891%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to Initial LE is missing from loan documents.
TRID tolerance test is incomplete due to Initial CD is missing from loan documents."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 10.181% exceeds APR threshold of 5.290% over by +4.891%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing in loan file."
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "AUS/xx/ LP report is missing from loan document."
* Missing Initial 1003_Application (Lvl 2)     "Initial application signed by the loan originator is missing from loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Home loan toolkit is missing from the loan documents.

Settlement services provider list is missing from loan documents."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer disclosure is missing from the loan documents."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
15403986	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,308.64	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,608.97	10.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	No	Not Applicable	No	586	609	24.035%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 3/xx/2024, the subject mortgage originated on xx.
1. There is a prior IRS lien against the borrower in the amount of $xx, which was recorded on 10/xx/2015 in favor of xx.
2. There is a prior state tax lien against the borrower in the amount of $xx, which was recorded on 5/xx/2018 in favor of xx.
The combined annual taxes for 2023 were paid off in the amount of $xx.
No prior year’s delinquent taxes have been found.
According to the payment history as of 2/xx/2024, the borrower is current with the loan, and the next due date is 3/xx/2024. The last payment was received on 2/xx/2024 in the amount of $xx, which was applied for the due date of 2/xx/2024. The P&I is $xx with an interest rate of 10.00%. The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 2/xx/2024, the borrower is current with the loan, and the next due date is 3/xx/2024. The current UPB is $xx.
No evidence has been found regarding the current or prior foreclosure proceedings.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No information has been found related to damage or repairs.
As per the seller’s tape data, the subject property is owner-occupied.
BWR1 has been xx.
BWR2 has been xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Credit Application Flood Certificate Hazard Insurance Missing Dicsloures Missing DU/GUS/AUS	Field: Interest Paid Through Date Loan Value: 11/xx/2019 Tape Value: 1/xx/2024 |---| xx |----| Comment: Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: 2/xx/2024   Tape Value: 1/xx/2024   Variance: xx   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Late Charge Grace Period   Loan Value: xx
Field: MERS MIN Number   Loan Value: xx
Field: Occupancy at Origination (Property Usage Type)   Loan Value: xx   Tape Value: Primary   Variance:    Variance %:    Comment: Occupancy at origination is investor.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx
Field: Outstanding Late Fee Balance per Payment History   Loan Value: $0.00   Tape Value: $1015.92   Variance: $xx   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 002121112222100110100000   Tape Value: P021211122221   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000001011001222211121200 Tape Value: 1122221112120P Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2)     "Subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value of $xx. Current UPB $xx."
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "AUS/DU report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
																																																																																								* Missing Required Disclosures (Lvl 2) "Settlement services provider list is missing from the loan documents. Home loan toolkit is missing from the loan documents. Operating Income Statement disclosure is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
65530462	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,940.43	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,838.51	10.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	xx	xx	Primary	No	Not Applicable	Unavailable	702	Not Applicable	41.145%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 03/xx/2024, the subject mortgage originated on xx.
No active judgments or liens were found.
The combined annual taxes for the year 2023 have been paid in the amount of $xx on 12/xx/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of 02/xx/2024, the borrower is current with the loan, and the next due date is 03/xx/2024. The last payment was received on 2/xx/2024 in the amount of $xx, which was applied for the due date of 02/xx/2024. The current monthly P&I is $xx with an interest rate of 10.000%. The current UPB reflected, as per the payment history is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 02/xx/2024, the borrower is current with the loan, and the next due date is 03/xx/2024. The last payment was received on 2/xx/2024 in the amount of $xx, which was applied for the due date of 02/xx/2024. The current monthly P&I is $xx with an interest rate of 10.000%. The current UPB reflected, as per the payment history is $xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner-occupied.
No information has been found stating the borrower’s income was impacted by COVID-19.
Borrower has xx.
Borrower 2 has been xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Appraisal (Incomplete)
Credit Application
Flood Certificate
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing or error on the Rate Lock
Missing Required Disclosures
Transmittal (1008)	Field: Borrower #2 First Name Loan Value: xx
Field: Interest Paid Through Date   Loan Value: 8/xx/2019   Tape Value: 1/xx/2024   Variance: xx   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 2/xx/2024   Tape Value: 1/xx/2024   Variance: xx   Variance %:    Comment: 2/xx/2024   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx
Field: Original Appraisal Date   Loan Value: xx
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: P000000000000   Variance:    Variance %:    Comment: 000000000000000000000000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 0000000000000P   Variance:    Variance %:    Comment: 000000000000000000000000   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application signed by the borrower is missing from loan documents."
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2)     "Subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value at $xx. Current UPB $xx."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed Qualified Mortgage safe harbor threshold test due to APR calculated 10.197% exceeds APR threshold of 5.740% over by +4.457%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "ComplianceEase TRID tolerance test is incomplete due to initial CD is missing from the loan documents. Subject loan is purchase case, originated on xx and the 1 year SOL is expired."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 10.197% exceeds APR threshold of 5.740% over by +4.457%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling organizations disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "AUS report is missing from loan documents."
* Missing flood cert (Lvl 2)     "Flood insurance certificate is missing from loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from loan documents."
* Missing Required Disclosures (Lvl 2)     "Home loan toolkit is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from loan documents"
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
9968330	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,649.64	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,670.56	9.210%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Not Applicable	Not Applicable	41.851%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 3/xx/2024, the subject mortgage was originated on xx.
There is a civil judgment against xx in the amount of $xx in favor of plaintiff, xx which was recorded on 5/xx/2021. The SSN# xx of defendant does not match the SSN# of borrower.
There is a civil judgment (criminal court) against the borrower xx in the amount of $xx in favor of plaintiff, xx which was recorded on 4/xx/2023.

The annual combined taxes for 2023 were paid on 12/xx/2023 in the amount of $7649.64.
No prior year's delinquent taxes were found.

According to the payment history as of 2/xx/2024, the borrower is current with the loan, and the next due date is 3/xx/2024. The last payment was received on 2/xx/2024 in the amount of $xx (PITI) which was applied to the due date of 2/xx/2024. The monthly P&I is $xx, and the interest is 9.210%. The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 2/xx/2024, the borrower is current with the loan, and the next due date is 3/xx/2024. The monthly P&I is $xx, and the interest is 9.210%. The current UPB is $xx.
No record of post-closing bankruptcy filed by the borrower has been found.
No evidence of active foreclosure has been found.
As per the collection comment dated 3/xx/2023, there is evidence of roof damage to the subject property. BWR requested HOI information so that they could file an insurance claim. Further details not provided.
BWR 1 has xx.
BWR 2 has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Credit Application Hazard Insurance Initial Escrow Acct Disclosure Missing Initial Closing Disclosure Missing or error on the Rate Lock Missing Required Disclosures	Field: Borrower #2 Last Name Loan Value: xx
Field: Borrower #2 Middle Name   Loan Value: xx
Field: Interest Paid Through Date   Loan Value: 2/xx/2021   Tape Value: 2/xx/2024   Variance: xx   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 2/xx/2024   Tape Value: 2/xx/2024   Variance: xx   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Late Charge Code   Loan Value: % of P&I   Tape Value: No late charges   Variance:    Variance %:    Comment: Tape data shows no late charge code. Actual data shows late charge code is % of P&I.   Tape Source: Initial   Tape Type:
Field: Late Charge Grace Period   Loan Value:xx
Field: Late Charge Rate   Loan Value: 5.000%   Tape Value: 0.000%   Variance: 5.000%   Variance %: xx   Comment: Tape data shows late charge rate is 0.00%. Actual data shows late charge rate is 5.00%.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx
Field: Original Appraised Value   Loan Value: xx
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: P000000000000   Variance:    Variance %:    Comment: As per PH   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000000000000000000 Tape Value: 0000000000000P Variance: Variance %: Comment: As per PH Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application signed by the borrower is missing from loan documents."
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2)     "Subject loan was closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value of $xx. Current UPB is $xx."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed Qualified Mortgage safe harbor threshold test due to APR calculated 9.210% exceeds APR threshold of 4.260% over by +4.950%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "ComplianceEase TRID tolerance test is incomplete due to initial CD is missing from the loan documents."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 9.210% exceeds APR threshold of 4.260% over by +4.950%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling organizations disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from loan documents."
																																																																																								* Missing Required Disclosures (Lvl 2) "Home loan toolkit is missing from the loan documents."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
10729677	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	$7,043.84	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,569.13	10.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 03/xx/2024 shows that the subject mortgage was originated on xx.

There is a municipal lien on the subject property in favor of xx which was recorded on 02/xx/2017 in the amount of $180.45.

There is an IRS lien against the borrower  in favor of xx which was recorded on 11/xx/2019 in the amount of $xx.

No prior year delinquent taxes have been found.
According to the payment history as of 2/xx/2024, the borrower is current with the loan. The last payment was received on 2/xx/2024, which was applied for the due date of 2/xx/2024 and the next due date for payment is 3/xx/2024. The P&I is $xx and PITI is $xx. The UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 2/xx/2024, the borrower is current with the loan. The last payment was received on 2/xx/2024, which was applied for the due date of 2/xx/2024 and the next due date for payment is 3/xx/2024. The P&I is $xx and PITI is $xx. The UPB reflected as per the payment history is $xx.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
Borrower's employment details are missing
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Appraisal (Incomplete)
Credit Application
Credit Report
Flood Certificate
Hazard Insurance
Initial 1003_Application
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer
Transmittal (1008)	Field: Borrower #1 Middle Name Loan Value: xx
Field: Borrower Last Name   Loan Value: xx
Field: Interest Paid Through Date   Loan Value: 10/xx/2018   Tape Value: 2/xx/2024   Variance: xx   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 2/xx/2024   Tape Value: 2/xx/2024   Variance: xx   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Late Charge Code   Loan Value: % of P&I   Tape Value: No late charges   Variance:    Variance %:    Comment: Tape data shows late charge code is No late charges. Actual data shows late charge code is % of P&I.   Tape Source: Initial   Tape Type:
Field: Late Charge Grace Period   Loan Value: xx
Field: Late Charge Rate   Loan Value: 5.000%   Tape Value: 0.000%   Variance: xx   Comment: Tape data shows late charge rate is 0.00%. Actual data shows late charge rate is 5.00%   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value: xx
Field: Original Appraised Value   Loan Value: xx
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: P000000000000   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000000000000000000 Tape Value: 0000000000000P Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application signed by the borrower is missing from loan documents."
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2)     "Subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value at $xxurrent UPB $xx."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed Qualified Mortgage safe harbor threshold test due to APR calculated 10.089% exceeds APR threshold of 6.050% over by +4.039%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "ComplianceEase TRID tolerance test is incomplete due to initial LE and initial CD is missing from the loan documents. Subject loan is purchase case originated on xx and 1 year SOL is expired."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 10.089% exceeds APR threshold of 6.050% over by +4.039%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling organizations disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from loan documents"
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "AUS report is missing from loan documents."
* Missing flood cert (Lvl 2)     "Flood insurance certificate is missing from loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial 1003 application is missing from loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from loan documents."
* Missing Initial LE (Lvl 2)     "Initial loan estimate is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance certificate is missing from loan documents."
* Missing Required Disclosures (Lvl 2)     "Home loan toolkit is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "List of service Providers disclosure is missing from loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from loan documents."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
72097565	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,025.78	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,596.79	10.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	Unavailable	649	658	20.075%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 03/xx/2024 shows that the subject mortgage was originated on xx.
No active judgments or liens were found.
The annual installment of combined taxes for 2023 was paid in the amount of $xx on 12/xx/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of 2/xx/2024, the borrower is current with the loan and the next due date for the regular payment is 3/xx/2024. The last payment was received on 2/xx/2024 in the amount of PITI $xx which was applied for the due date of 2/xx/2024. The current P&I is $xx and the rate of interest is 10.00%. The current UPB is $xx.	Collections Comments:As per the review of the collection comments, the current status of the loan is performing.
According to the payment history as of 2/xx/2024, the borrower is current with the loan and the next due date for the regular payment is 3/xx/2024. The current UPB is $xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file. No comment pertaining to the damage to the subject property has been observed.
BWR#1 has xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)
Credit Application
Flood Certificate
Hazard Insurance
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer	Field: Interest Paid Through Date Loan Value: 11/xx/2019 Tape Value: 1/xx/2024 |---| xx |----| Comment: Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: 2/xx/2024   Tape Value: 2/xx/2024   Variance: xx   Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Late Charge Grace Period   Loan Value: xx
Field: MERS MIN Number   Loan Value: xx
Field: Original Appraised Value   Loan Value: xx
Field: Outstanding Late Fee Balance per Payment History   Loan Value: $0.00   Tape Value: $399.20   Variance: xx   Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 011000000111000000000000   Tape Value: P110000001110   Variance:    Variance %:    Comment: The Ph string is 011000000001110000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000000111000000110 Tape Value: 0011100000011P Variance: Variance %: Comment: The Ph string reversed is 00000000000000111000000000110. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2)     "Subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows estimated value of $xx. Current UPB is $xx."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "Loan failed disclosed APR high-cost threshold exception test due to APR calculated 10.126% exceeds APR threshold of 10.090% over by +0.036%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 10.126% exceeds APR threshold of 5.090% over by +5.036%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to the initial LE and initial CD are missing from the loan documents. Subject loan is a purchase, originated on xx, and the 1-year SOL is expired."
* DU/GUS/AUS has issues or conditions (Lvl 2)     "AUS report is missing from the loan documents."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 10.126% exceeds APR threshold of 5.090% over by +5.036%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by the borrower is missing from loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan file."
* Missing flood cert (Lvl 2)     "Flood insurance certificate is missing from loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from the loan documents.

Home loan toolkit is missing from the loan documents."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer disclosure is missing from the loan documents."	* Settlement date is different from note date (Lvl 1) "Final CD reflects closing date as 10/xx/2019. Notary signature date on the Mortgage/Deed of Trust is xx. Note date is xx."	Moderate	Pass	Pass	No Result	Pass	Pass	Fail	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4308818	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,542.88	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,003.96	10.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	No	Not Applicable	Unavailable	604	695	51.974%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 03/xx/2024, the subject mortgage was originated on xx.
There is a UCC Financing Statement (UCC) against the subject property in favor of xx which was recorded on 11/xx/2020.
The annual combined taxes for 2023 were paid in the amount of $xx on 12/xx/2023.
No prior year’s delinquent taxes have been found.

According to the payment history as of 02/xx/2024, the borrower is current with the loan, and the next due date is 03/xx/2024. The last payment was received on 02/xx/2024 in the amount of $xx which was applied for the due date of 02/xx/2024. The current monthly P&I is $xx, and the interest rate is 10.00%. The current UPB is $xx.

Collections Comments:The current status of the loan is performing.
According to the payment history as of 02/xx/2024, the borrower is current with the loan, and the next due date is 03/xx/2024. The current UPB is $xx.
No record of post-closing bankruptcy filed by the borrower has been found.
No evidence of active foreclosure has been found.
No evidence of damage or repair has been found.
BWR has been xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)
Credit Application
Flood Certificate
Hazard Insurance
Initial Escrow Acct Disclosure
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer	Field: Interest Paid Through Date Loan Value: 2/xx/2020 Tape Value: 1/xx/2024 |---| xx |----| Comment: Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: 2/xx/2024   Tape Value: 1/xx/2024   Variance: xx   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Late Charge Grace Period   Loan Value: xx
Field: MERS MIN Number   Loan Value: xx
Field: Original Appraised Value   Loan Value: xx
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: P000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000000000000000000 Tape Value: 0000000000000P Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2)     "Subject loan was closed without an appraisal. PIW disclosure is missing from the loan documents. Zillow search shows estimated value of $xx. Current UPB is $xx."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 10.149% exceeds APR threshold of 5.290% over by +4.859%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to initial LE and initial CD are missing from the loan documents. Subject loan is a purchase, originated on xx and the SOL is 1-year has expired."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 10.149% exceeds APR threshold of 5.290% over by +4.859%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "AUS report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood insurance certificate is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement service provider list is missing from the loan documents.

Home loan toolkit is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 51.974%, as the borrowers' income is $xx, and total expenses are in the amount of $xx, and AUS report is missing from the loan documents. Subject loan originated on xx and 3-year SOL is expired."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
11212005	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,140.11	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,807.00	9.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	Not Applicable	$0.00	Primary	No	Not Applicable	Unavailable	785	Not Applicable	9.482%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 2/xx/2024, the subject mortgage was originated on xx.
No active liens and judgments have been found.
The annual combined taxes for 2023 were paid in the amount of $xx on 12/xx/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of 2/xx/2024, the borrower is current with the loan and the next due date for the regular payment is 3/xx/2024. The last payment was received on 2/xx/2024 in the amount of PITI $xx which was applied for the due date of 2/xx/2024. The current P&I is $xx and the rate of interest is 9.50%. The current UPB is $xx. PH shows large payment in the amount $xx on 04/xx/2023. Same dated comments shows the payments made by the borrower.	Collections Comments:As per the review of the collection comments, the current status of the loan is performing.
According to the payment history as of 2/xx/2024, the borrower is current with the loan and the next due date for the regular payment is 3/xx/2024. The current UPB is $xx.
As per the payment history as of 2/xx/2024, the principal adjustment payment was made on 4/xx/2023 in the amount of $xx and the UPB was reduced from $xx to $xx. The collection comment dated 4/xx/2023 reveals that the borrower wanted to make payment to the principal balance in the amount of $xx on 4/xx/2023.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file. No comment pertaining to the damage to the subject property has been observed.
BWR has been xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)
Credit Application
Flood Certificate
Hazard Insurance
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing or error on the Rate Lock	Field: Interest Paid Through Date Loan Value: 8/xx/2020 Tape Value: 2/xx/2024 |---| xx |----| Comment: Interest paid through date is 8/xx/2020. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: 2/xx/2024   Tape Value: 2/xx/2024   Variance: xx  Variance %:    Comment: The last payment was received on 2/xx/2024.   Tape Source: Initial   Tape Type:
Field: Late Charge Grace Period   Loan Value: xx
Field: MERS MIN Number   Loan Value: xx
Field: Payment History String   Loan Value: 000000000000000100000000   Tape Value: P000000000000   Variance:    Variance %:    Comment: The payment history string is 000000000000000001000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000001000000000000000 Tape Value: 0000000000000P Variance: Variance %: Comment: The payment history string reversed is 000000001000000000000000. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2)     "Subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value at $xx. Current UPB $xx."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 9.545% exceeds APR threshold of 4.710% over by +4.835%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to initial CD is missing from loan documents. Subject loan is purchase case, originated on xx and the 1-year SOL is expired."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 9.545% exceeds APR threshold of 4.710% over by +4.835%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* LE/CD Issue date test Fail (Lvl 2)     "Initial loan estimate is dated 6/xx/2020 and hand-signed on 6/xx/2017, which is greater than 3 days. Unable to determine delivery date due to missing doc tracker. TRID is failing for timing of initial LE. Subject loan is purchase case, originated on 7/xx/2020 and the 1-year SOL is expired.

Loan failed the TRID rate lock disclosure delivery date test due to a disclosure advising of the revised interest rate, points, lender credits, and any other interest rate dependent charges and terms was not provided to the borrower within three business days after the interest rate was locked on 06/xx/2020. Subject loan is purchase case, originated on xx and the 1-year SOL is expired."
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "AUS/DU report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
																																																																																								* Missing Required Disclosures (Lvl 2) "Home loan toolkit is missing from the loan documents."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
91131312	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,579.38	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,620.58	9.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	Not Applicable	Unavailable	Primary	Yes	Yes	No	Unavailable	Not Applicable	8.706%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the updated title report dated 3/xx/2024, the subject mortgage was originated on xx.
There is UCC financing statement open against the borrower in favor of xx, which was recorded on 11/xx/2020. The amount of the lien is not mentioned on the supporting document.
The annual combined taxes for 2023 were paid off in the amount of $xx on 12/xx/2023.
As per updated title report, no prior year taxes are delinquent.
According to the review of payment history as of 2/xx/2024, the borrower is current with the loan and the next due date of payment is 3/xx/2024. The last payment was received on 2/xx/2024 in the amount of $xx which applied for 2/xx/2024. The current P&I is $xx with an interest rate of 9.500%. The UPB as of the date mentioned in the updated payment history is $xx.	Collections Comments:The loan is performing.
According to the review of payment history as of 2/xx/2024, the borrower is current with the loan and the next due date of payment is 3/xx/2024. The UPB as of the date mentioned in the updated payment history is $xx.
No foreclosure activity has been found.
No bankruptcy-related details have been found.
As per seller’s tape data, the subject property is owner occupied.
As per the comment dated 12/xx/2023, the roof of the subject property was damaged and insurance did not cover any of the cost. No comment was found that states that the repair is complete.
Borrower has been xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Appraisal (Incomplete)
Credit Application
Credit Report
Hazard Insurance
Initial Escrow Acct Disclosure
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing Initial LE
Missing Required Disclosures
Notice of Servicing Transfer
Transmittal (1008)	Field: Interest Paid Through Date Loan Value: 9/xx/2020 Tape Value: 2/xx/2024 |---| xx |----| Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application signed by the borrower is missing from loan documents."
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2)     "Subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows the subject valued at $xx. Current UPB is $xx."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed qualified mortgage safe harbor threshold test due to an APR calculated at 9.509% exceeds APR threshold of 4.590% over by +4.919%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "Compliance ease TRID tolerance test is incomplete due to initial LE and initial CD are missing from the loan documents. Subject loan is purchase case, originated on xx and the SOL is 1 year."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 9.509% exceeds APR threshold of 4.590% over by +4.919%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling organization disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "AUS report is missing from loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from loan documents."
* Missing Initial LE (Lvl 2)     "Initial loan estimate is missing from loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from loan documents."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from loan documents.

Home loan tool kit is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliate business disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
34644183	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,276.57	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,818.58	9.450%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	xx	xx	Primary	No	Not Applicable	Unavailable	474	468	53.171%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 03/xx/2024, the subject mortgage originated on xx.
No active judgments or liens were found.
The 2023 combined annual taxes were paid in the amount of $xx on 12/xx/2023.
No prior year’s delinquent taxes have been found.	As per the review of payment history as of 02/xx/2024, the borrower is current with the loan and the next due date is 03/xx/2024. The last payment was received on 02/xx/2024 in the amount of $xx which was applied for the due date of 02/xx/2024. The current P&I is $xx and PITI is $xx. The UPB is $xx.	Collections Comments:The current status of the loan is performing.
As per the review of payment history as of 02/xx/2024, the borrower is current with the loan and the next due date is 03/xx/2024. The last payment was received on 02/xx/2024 in the amount of $xx which was applied for the due date of 02/xx/2024. The current P&I is $xx and PITI is $xx. The UPB is $xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
BWR1 has been xx.
BWR2 has xx.
The loan was originated on xx. The Covid-19 attestation is missing from the loan file.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Appraisal (Incomplete)
Flood Certificate
Missing Dicsloures
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer
Transmittal (1008)	Field: Interest Paid Through Date Loan Value: 9/xx/2020 Tape Value: 1/xx/2024 |---| xx |----| Comment: Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: 2/xx/2024   Tape Value: 1/xx/2024   Variance: xx   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Late Charge Code   Loan Value: % of P&I   Tape Value: No late charges   Variance:    Variance %:    Comment: Late charge code is % of P&I.   Tape Source: Initial   Tape Type:
Field: Late Charge Grace Period   Loan Value: xx
Field: Late Charge Rate   Loan Value: 5.000%   Tape Value: 0.000%   Variance: xx  Comment: Late charge rate is 5.000%.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx
Field: Original Appraised Value   Loan Value: xx
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: P000000000000   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000000000000000000 Tape Value: 0000000000000P Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "Subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value at $xxK. Current UPB $xxk. The subject loan was originated on 8/xx/2020 and the 3-year SOL is expired."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 9.500% exceeds APR threshold of 4.690% over by +4.810%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to initial LE and initial CD are missing from loan documents. Subject loan is purchase case, originated on xx and the 1-year SOL is expired."
* Credit Score for borrower is less than 500 (Lvl 2)     "Credit score for the borrower is less than 500."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 9.500% exceeds APR threshold of 4.690% over by +4.810%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "AUS/DU report is missing from loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from loan documents."
* Missing Initial LE (Lvl 2)     "Initial loan estimate is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from loan documents."
* Missing Required Disclosures (Lvl 2)     "Home loan toolkit is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from loan documents."
* Qualified Mortgage DTI exceeds 43% (Lvl 2)     "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 53.171% as the borrower’s income is $xx and total expenses are in the amount of $xx. AUS report is missing from the loan documents. The subject loan was originated on xx, and the 3-year SOL is expired."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summary is missing from loan documents."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
39037562	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,531.41	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,803.19	9.360%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	562	Not Applicable	26.652%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 2/xx/2024, the subject mortgage was originated on xx.
There is a prior state tax lien against the borrower xx in the amount of $xx which was filed by xx and recorded on 8/xx/2016.
There is a prior child support lien against the borrower xx in the amount of $xx which was filed by xx and recorded on 10/xx/2019.
There is a UCC lien against the borrower xx in favor of xx which was recorded on 2/xx/2021.
The annual combined taxes for 2023 were paid on 12/xx/2023 in the amount of $6531.41.
No prior year's delinquent taxes were found.

According to the payment history as of 2/xx/2024, the borrower is current with the loan, and the next due date is 3/xx/2024. The last payment was received on 2/xx/2024 in the amount of $xx (PITI) which was applied to the due date of 2/xx/2024. The monthly P&I is $xx, and the interest rate is 9.36%. The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 2/xx/2024, the borrower is current with the loan, and the next due date is 3/xx/2024.  The current UPB is $xx.
No record of post-closing bankruptcy filed by the borrower has been found.
No evidence of active foreclosure has been found.
No evidence of damage or repair has been found.
BWR2 has been xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)
Credit Application
Hazard Insurance
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer
Transmittal (1008)	Field: Interest Paid Through Date Loan Value: 11/xx/2020 Tape Value: 1/xx/2024 |---| xx |----| Comment: As per note doc interest paid through date is 11/xx/2020; seller tape shows interest paid through date is 1/xx/2024. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: 2/xx/2024   Tape Value: 1/xx/2024   Variance: xx  Variance %:    Comment: As per PH   Tape Source: Initial   Tape Type:
Field: Late Charge Code   Loan Value: % of P&I   Tape Value: No late charges   Variance:    Variance %:    Comment: As per note doc late charge code is % of P&I; seller tape shows late charge code is no late charges.   Tape Source: Initial   Tape Type:
Field: Late Charge Grace Period   Loan Value: xx
Field: Late Charge Rate   Loan Value: 5.000%   Tape Value: 0.000%   Variance: xx   Comment: As per note doc late charge rate is 5.000%; seller tape shows late charge rate is 0.000%.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx
Field: Original Appraised Value   Loan Value: xx
Field: Payment History String   Loan Value: 001111001100000000000000   Tape Value: P011110011000   Variance:    Variance %:    Comment: As per PH.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000000001100111100 Tape Value: 0000110011110P Variance: Variance %: Comment: As per PH. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application (1003) is missing from the loan file."
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2)     "Subject loan was closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value at $xxK. Current UPB $xxk."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 9.360% exceeds APR threshold of 4.520% over by +4.840%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to initial LE and initial CD is missing from the loan documents. Subject loan is purchase case, originated on xx and 1-year SOL is expired."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 9.360% exceeds APR threshold of 4.520% over by +4.840%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "AUS report is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Evidence of hazard insurance is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Your home loan toolkit is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summary is missing from the loan documents."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
82633262	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	$7,143.18	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,374.92	9.870%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	No	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 03/xx/2024 shows that the subject mortgage was originated on xx.

No active liens and judgments have been found against borrower and property.
No prior year delinquent taxes have been found.
According to the payment history as of 2/xx/2024, the borrower is current with the loan. The last payment was received on 2/xx/2024, which was applied for the due date of 2/xx/2024 and the next due date for payment is 3/xx/2024. The P&I is $xx and PITI is $xx. The UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 2/xx/2024, the borrower is current with the loan. The last payment was received on 2/xx/2024, which was applied for the due date of 2/xx/2024 and the next due date for payment is 3/xx/2024. The P&I is $xx and PITI is $xx. The UPB reflected as per the payment history is $xx.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
The final 1003 document is missing from the loan file. Unable to determine the borrower’s employment details.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Appraisal (Incomplete)
Credit Application
Credit Report
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Initial 1003_Application
Missing Dicsloures
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Transmittal (1008)	Field: Borrower #2 First Name Loan Value: xx
Field: Borrower #2 Middle Name   Loan Value: xx
Field: Interest Paid Through Date   Loan Value: 10/xx/2016   Tape Value: 1/xx/2024   Variance: xx   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 2/xx/2024   Tape Value: 1/xx/2024   Variance: xx   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Late Charge Code   Loan Value: % of P&I   Tape Value: No late charges   Variance:    Variance %:    Comment: LAte charge code is % of P&I.   Tape Source: Initial   Tape Type:
Field: Late Charge Grace Period   Loan Value: xx
Field: Late Charge Rate   Loan Value: 5.000%   Tape Value: 0.000%   Variance: xx   Comment: Late charge rate is 5.000%.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx
Field: Original Appraised Value   Loan Value: Unavailable   Tape Value: $0.00   Variance:    Variance %:    Comment: Appraisal report is missing from the loan documents.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: P000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 0000000000000P   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Postal Code Loan Value: xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final closing disclosure is missing from the loan documents."	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2)     "Subject loan was closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated amount of $xx. Current UPB is $xx."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing in loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Missing initial application signed by the loan originator."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance certificate is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from the loan documents.

Home loan toolkit is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business disclosure is missing from the loan documents"
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summary is missing from the loan documents"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
37354553	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$7,155.36	01/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,318.49	10.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	Unavailable	548	557	41.293%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 2/xx/2024 shows that the subject mortgage was originated on xx.
There are 2 credit card judgments open against the borrower: the first is in the amount of $xx which was recorded on 08/xx/2021 in favor of xx and the second is in the amount of $0.00 which was recorded on 01/xx/2023 in favor of xx.
There is one prior mortgage open against the property in the amount of $xx.
The annual combined taxes for 2023 are paid in the amount of $xx on 12/xx/2023.
No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history as of 2/xx/2024, the loan is performing. The last payment was received in the amount of $xx on 1/xx/2024 which was applied for the due date of 1/xx/2024. The next due date is 2/xx/2024. Current UPB as of date reflected in the provided payment history is $xx and current interest rate as per payment history is 10.000%.	Collections Comments:Currently, the loan is performing.
As per review of the payment history as of 2/xx/2024, the loan is performing. The last payment was received in the amount of $xx on 1/xx/2024. Current UPB as of date reflected in the provided payment history is $xx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
The details on foreclosure and bankruptcy are not provided.
BWR1 has been xx.
BWR 2 has been xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)
Credit Application
Flood Certificate
Hazard Insurance
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2)     "Subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. Realtor.com search shows the subject valued at $xx. Current UPB is $xx."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 10.106% exceeds APR threshold of 6.370% over by +3.736%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to initial LE and initial CD are missing from loan documents. Subject loan is a purchase case, originated on xx, and the 1-year SOL is expired."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 10.106% exceeds APR threshold of 6.370% over by +3.736%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "AUS/DU report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Home loan toolkit is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from loan documents."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer disclosure is missing from the loan documents."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
27076188	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	$6,947.91	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,385.60	10.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 03/xx/2024, the subject mortgage originated on xx.
There are two city liens found against the subject property in the total amount of $xx filed by different plaintiffs which were recorded on 10/xx/2022.
There is credit card judgment found against the borrower in favor of xx in the amount of $xx, which was recorded on 11/xx/2020.
There are 2 UCC liens found against the subject property in favor of xx which were recorded on 11/xx/2018 and 11/xx/2023. Supporting document does not reflect the lien amount.
The combined annual taxes for the year 2023 have been paid in the amount of $xx on 12/xx/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of 02/xx/2024, the borrower is current with the loan, and the next due date is 03/xx/2024. The last payment was received on 2/xx/2024 in the amount of $xx, which was applied for the due date of 02/xx/2024. The current monthly P&I is $xx with an interest rate of 10.000%. The current UPB reflected, as per the payment history is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 02/xx/2024, the borrower is current with the loan, and the next due date is 03/xx/2024. The last payment was received on 2/xx/2024 in the amount of $xx, which was applied for the due date of 02/xx/2024. The current monthly P&I is $xx with an interest rate of 10.000%. The current UPB reflected, as per the payment history is $xx.
As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the tape data, the subject property is owner-occupied.
No information has been found stating the borrower’s income was impacted by COVID-19.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)
Credit Application
Credit Report
Hazard Insurance
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Transmittal (1008)	Field: Borrower #2 Middle Name Loan Value: xx
Field: Interest Paid Through Date   Loan Value: 3/xx/2018   Tape Value: 1/xx/2024   Variance: xx   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 2/xx/2024   Tape Value: 1/xx/2024   Variance: xx   Variance %:    Comment: 2/xx/2024   Tape Source: Initial   Tape Type:
Field: Late Charge Code   Loan Value: % of P&I   Tape Value: No late charges   Variance:    Variance %:    Comment: Seller tape shows Late Charge Code is No Late Charges as per Note is % of P&I.   Tape Source: Initial   Tape Type:
Field: Late Charge Grace Period   Loan Value: xx
Field: Late Charge Rate   Loan Value: 5.000%   Tape Value: 0.000%   Variance: xx   Comment: Seller tape shows Late Charge rate is 0.00% as per Note is 5.00%.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value: xx
Field: Original Appraised Value   Loan Value: xx
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: P000000000000   Variance:    Variance %:    Comment: 000000000000000000000000   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 0000000000000P   Variance:    Variance %:    Comment: 000000000000000000000000   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2)     "Subject loan closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. Realtor search shows an estimated value at $xx. Current UPB is $xx."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 10.093% exceeds APR threshold of 5.480% over by +4.613%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to initial LE and initial CD are missing from the loan documents."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 10.093% exceeds APR threshold of 5.480% over by +4.613%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account Disclosure is missing from the loan document."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "AUS/xx/ LP report is missing from loan document."
* Missing Initial 1003_Application (Lvl 2)     "Initial application signed by loan originator is missing from loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement is missing from the loan file."
* Missing proof of hazard insurance (Lvl 2)     "Evidence of hazard insurance is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Home loan toolkit is missing from the loan documents.

Settlement services provider list is missing from loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summary is missing from the loan documents."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
979625	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,402.58	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,224.12	10.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	No	Unavailable	Unavailable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 03/xx/2024 shows that the subject mortgage was originated on xx.

There is a child support lien against the borrower in favor of  xx in the amount of $xx which was recorded on 2/xx/2020.

No prior year delinquent taxes have been found.
According to the payment history as of 2/xx/2024, the borrower is current with the loan. The last payment was received on 2/xx/2024, which was applied for the due date of 1/xx/2024 and the next due date for payment is 2/xx/2024. The P&I is $xx and PITI is $xx. The UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 2/xx/2024, the borrower is current with the loan. The last payment was received on 2/xx/2024, which was applied for the due date of 1/xx/2024 and the next due date for payment is 2/xx/2024. The P&I is $xx and PITI is $xx. The UPB reflected as per the payment history is $xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
The final 1003 document is missing from the loan file. Unable to determine the borrower’s employment details.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application
Flood Certificate
Hazard Insurance
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Interest Paid Through Date Loan Value: 3/xx/2017 Tape Value: 1/xx/2024 |---| xx |----| Comment: Interest paid through date is 3/xx/2017. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: 2/xx/2024   Tape Value: 2/xx/2024   Variance: xx   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Late Charge Code   Loan Value: % of P&I   Tape Value: No late charges   Variance:    Variance %:    Comment: Late charge code is U/A.   Tape Source: Initial   Tape Type:
Field: Late Charge Grace Period   Loan Value: xx
Field: Late Charge Rate   Loan Value: 5.000%   Tape Value: 0.000%   Variance: xx   Comment: Late charge rate is 5.000%.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx
Field: Original Appraised Value   Loan Value: xx
Field: Payment History String   Loan Value: 111100000000000000000000   Tape Value: P111100000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000001111   Tape Value: 0000000001111P   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 10.106% exceeds APR threshold of 5.840% over by +4.266%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to Initial LE and Initial CD are missing from loan documents."
* Document(s) Required by AUS Missing from Loan file (Lvl 2)     "AUS report is missing from the loan documents."
* Higher Price Mortgage Loan (Lvl 2)     "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) due to an APR calculated at 10.106% exceeds APR threshold of 5.840% over by +4.266%. The HPML disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulations 1026.35(b), (c), and (d)."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing in loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certification is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from the loan documents. Home loan toolkit is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summary is missing from the loan documents."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
59466300	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	$6,276.01	02/xx/2024	Unavailable	No	Other	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,334.18	10.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	Unavailable	Primary	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 03/xx/2024, the subject mortgage was originated on xx.
There are 4 hospital liens against the borrower in favor of different plaintiffs which were recorded on different dates. The amounts of liens are not available on supporting document.
There is a civil judgment against the borrower in favor of xx in the amount of $xx which was recorded on 03/xx/2022.
There is an IRS lien against the borrower  in favor of xx in the amount of $xx which was recorded on 08/xx/2016. SSN# is inconsistent with borrower’s SSN#.
No prior year delinquent taxes have been found.
According to the payment history as of 2/xx/2024, the borrower is current with the loan. The last payment was received on 2/xx/2024, which was applied for the due date of 2/xx/2024 and the next due date for payment is 3/xx/2024. The P&I is $xx and PITI is $xx. The UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 2/xx/2024, the borrower is current with the loan. The last payment was received on 2/xx/2024, which was applied for the due date of 2/xx/2024 and the next due date for payment is 3/xx/2024. The P&I is $xx and PITI is $xx. The UPB reflected as per the payment history is $xx.
No evidence has been found regarding bankruptcy.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
The final 1003 document is missing from the loan file. Unable to determine the borrower’s employment details.
Foreclosure Comments:As per the comment dated 5/xx/2023, the foreclosure was initiated in xx. As per the servicing comment dated 5/xx/2023, the foreclosure sale was scheduled for xx, which was cancelled due to loan reinstatement. The FC file was closed.
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Appraisal (Incomplete)
Credit Application
Credit Report
Final Truth in Lending Discl.
Flood Certificate
Good Faith Estimate
Hazard Insurance
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing DU/GUS/AUS
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer
Transmittal (1008)	Field: Borrower #2 First Name Loan Value: xx
Field: Borrower First Name   Loan Value: xx
Field: Interest Paid Through Date   Loan Value: 2/xx/2016   Tape Value: 2/xx/2024   Variance: xx   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Late Charge Grace Period   Loan Value: xx
Field: MERS MIN Number   Loan Value: xx
Field: Original Appraised Value   Loan Value: Unavailable   Tape Value: xx
Field: Payment History String   Loan Value: 000000000032100100021000   Tape Value: P000000000543   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000120001001230000000000 Tape Value: 3345000000000P Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application signed by the borrower is missing from loan documents."
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2)     "Subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value at $xxK. Current UPB $xxk."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated at 10.074% exceeds the APR threshold of 5.420% by +4.654%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed the TILA APR test due to final TIL is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan documents."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final GFE is missing from the loan documents."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) due to an APR calculated at 10.074% exceeding the APR threshold of 5.420% by +4.654%. The HPML disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulations 1026.35(b), (c), and (d)."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow disclosure is missing from loan documents"
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial GFE is missing from the loan documents."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial TIL is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "AUS report is missing from loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application signed by the loan originator is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from loan documents."
* Missing Required Disclosures (Lvl 2)     "Home loan toolkit is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "List of service Providers disclosure is missing from loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from loan documents."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
98023271	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	No	Yes	Not Applicable	First	$0.00	$2,940.06	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,528.48	10.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	No	713	Not Applicable	60.800%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 03/xx/2024, the subject mortgage was originated on xx.
There is a UCC lien against the subject property in favor of xx which was recorded on 7/xx/2021. The amount of the lien is not mentioned in the supporting document.
The annual combined taxes for 2023 were paid in the amount of $xx on 12/xx/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of 2/xx/2024, the borrower is current with the loan and the next due date for the regular payment is 3/xx/2024. The last payment was received on 2/xx/2024 in the amount of PITI $xx which was applied for the due date of 2/xx/2024. The current P&I is $xx and the rate of interest is 10.00%. The current UPB is $xx.	Collections Comments:As per the review of the collection comments, the current status of the loan is performing.
According to the payment history as of 2/xx/2024, the borrower is current with the loan and the next due date for the regular payment is 3/xx/2024. The current UPB is $xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file. No comment pertaining to the damage to the subject property has been observed.
BWR has been xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)
Credit Application
Flood Certificate
Hazard Insurance
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer	Field: Interest Paid Through Date Loan Value: 4/xx/2019 Tape Value: 1/xx/2024 |---| xx |----| Comment: Interest Paid Through Date is 4/xx/2019 Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: 2/xx/2024   Tape Value: 1/xx/2024   Variance: xx   Variance %:    Comment: The last payment was received on 2/xx/2024.   Tape Source: Initial   Tape Type:
Field: Late Charge Code   Loan Value: % of P&I   Tape Value: No late charges   Variance:    Variance %:    Comment: Late Charge Code is % of P&I.   Tape Source: Initial   Tape Type:
Field: Late Charge Grace Period   Loan Value: xx
Field: Late Charge Rate   Loan Value: 5.000%   Tape Value: 0.000%   Variance: xx   Comment: Late Charge rate is 5%.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx
Field: Original Appraised Value   Loan Value: xx
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: P000000000000   Variance:    Variance %:    Comment: The PH string is 000000000000000000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000000000000000000 Tape Value: 0000000000000P Variance: Variance %: Comment: The PH string reversed is 000000000000000000000000. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2)     "Subject loan was closed without an appraisal. The PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value at $xx. Current UPB $xx."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 10.092% exceeds APR threshold of 5.980% over by +4.112%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to initial LE and initial CD are missing from loan documents. Subject loan is purchase case, originated on xx and the 1-year SOL is expired."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 10.092% exceeds APR threshold of 5.980% over by +4.112%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "AUS/DU report is missing from loan documents."
* Missing flood cert (Lvl 2)     "Flood Certificate is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Home loan toolkit is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 60.800%, as the borrower's income is $xx and total expenses are in the amount of $xx. AUS report is missing from the loan documents. The subject loan was originated on xx, and the 3-year SOL has expired."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
47707355	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,568.03	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,383.86	10.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	Not Applicable	634	Not Applicable	46.789%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 02/xx/2024, the subject mortgage was originated on xx.
No active judgments or liens were found.
The annual combined taxes for 2023 were paid in the amount of $xx on 12/xx/2023.
No prior year’s delinquent taxes have been found.

According to the payment history as of 02/xx/2024, the borrower is current with the loan, and the next due date is 03/xx/2024. The last payment was received on 02/xx/2024 in the amount of $xx which was applied for the due date of 02/xx/2024. The current monthly P&I is $xx, and the interest rate is 10%.The current UPB is $xx.

Collections Comments:The current status of the loan is performing.
According to the payment history as of 02/xx/2024, the borrower is current with the loan, and the next due date is 03/xx/2024. The current UPB is $xx.
No record of post-closing bankruptcy filed by the borrower has been found.
No evidence of active foreclosure has been found.
No evidence of damage or repair has been found.
BWR1 has been xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)
Credit Application
Flood Certificate
Hazard Insurance
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer	Field: Interest Paid Through Date Loan Value: 12/xx/2018 Tape Value: 1/xx/2024 |---| xx |----| Comment: Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: 2/xx/2024   Tape Value: 1/xx/2024   Variance: xx   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Late Charge Grace Period   Loan Value: xx
Field: MERS MIN Number   Loan Value: xx
Field: Original Appraised Value   Loan Value: xx
Field: Outstanding Late Fee Balance per Payment History   Loan Value: $0.00   Tape Value: $26.06   Variance: $xx  Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: P000000000000   Variance:    Variance %:    Comment: As per PH.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000000000000000000 Tape Value: 0000000000000P Variance: Variance %: Comment: As per PH. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2)     "Subject loan was closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. Realtor search shows an estimated value at $xxK. Current UPB $xxk."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 10.101% exceeds APR threshold of 6.440% over by +3.661%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to initial LE and initial CD are missing from the loan documents. Subject loan is purchase case, originated on xx and 1-year SOL is expired."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated 10.101% exceeds APR threshold of 6.440% over by +3.661%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "AUS report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Home loan toolkit is missing from the loan documents.

Settlement services provider list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.78%, as the borrower’s income is $xx and total expenses are in the amount of $xx. AUS report is missing from the loan documents. Subject loan originated on xx, and the 3-year SOL is expired."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
78171762	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,760.81	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,385.60	10.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	Yes	No	720	Not Applicable	47.116%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 3/xx/2024, the subject mortgage was originated on xx.
There is a junior mortgage that was originated by the lender xx. The junior mortgage amount is $xx is greater than the original balance is $xx.
There is a prior credit card judgment against the borrower in favor of xx for the amount of $xx recorded on 7/xx/2018.
There is a UCC lien against the borrower in favor of xx recorded on 2/xx/2020.
The annual combined taxes for 2023 were paid in the amount of $xx.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of 2/xx/2024, the borrower is current with the loan and the next due date is 3/xx/2024. The last payment was received on 2/xx/2024 in the amount of $xx which was applied to the due date of 2/xx/2024. The unpaid principal balance is $xx. The current P&I is $xx and the interest rate is 10.000%.	Collections Comments:The loan is currently performing and the next due date is 3/xx/2024.
The last payment was received on 2/xx/2024 in the amount of $xx which was applied to the due date of 2/xx/2024. The unpaid principal balance is $xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the BPO report located at xx dated 4/xx/2022, the subject property is occupied.
No comment pertaining to the damage to the subject property has been observed.
Borrower has xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application
Hazard Insurance
Initial Escrow Acct Disclosure
Initial Escrow Acct Disclosure
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Origination Appraisal	Field: Interest Paid Through Date Loan Value: 12/xx/2018 Tape Value: 2/xx/2024 |---| xx |----| Comment: Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: 2/xx/2024   Tape Value: 2/xx/2024   Variance: xx   Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Late Charge Code   Loan Value: % of P&I   Tape Value: No late charges   Variance:    Variance %:    Comment: Tape data shows no late charge code. Actual data shows late charge code is % of P&I.   Tape Source: Initial   Tape Type:
Field: Late Charge Grace Period   Loan Value: xx
Field: Late Charge Rate   Loan Value: 5.000%   Tape Value: 0.000%   Variance: xx   Comment: Tape data shows late charge rate is 0.00%. Actual data shows late charge rate is 5.00%   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx
Field: Original Appraised Value   Loan Value: xx
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: P000000000000   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 0000000000000P   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 10.098% exceeds APR threshold of 6.440% over by +3.658%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to initial LE and initial CD are missing from loan documents.
Subject loan is purchase case, originated on xx and the SOL is 1 year expired."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 10.098% exceeds APR threshold of 6.440% over by +3.658%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan documents. Realtor search shows an estimated value at $xx. Current UPB $xx."
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "AUS report is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial loan estimate is missing from loan the documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Valid hazard insurance policy is missing from loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from the loan documents.
Home loan toolkit is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.11%, the borrower’s income was $xx and total expenses are in the amount of $xx. AUS report is missing from the loan documents. Subject loan originated on xx, and the 3-year SOL is expired."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
22952615	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	Second	$0.00	$6,412.45	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,292.78	9.870%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	PUD	Not Applicable	Unavailable	Primary	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 03/xx/2024, the subject mortgage was originated on xx.
There is a prior mortgage against the subject property in favor of xx.
There is a junior mortgage against the subject property in favor of xx.
There is a hospital lien found against the borrower in favor of xx which was recorded on 10/xx/2021. The amount of the lien is not mentioned in the supporting document.
The annual combined taxes for 2023 were paid in the amount of $xx on 12/xx/2023.
No prior year’s delinquent taxes have been found.
According to the payment history as of 2/xx/2024, the borrower is current with the loan and the next due date for the regular payment is 3/xx/2024. The last payment was received on 2/xx/2024 in the amount of PITI $xx which was applied for the due date of 2/xx/2024. The current P&I is $xx and the rate of interest is 9.87%. The current UPB is $xx.	Collections Comments:As per the review of the collection comments, the current status of the loan is performing.
According to the payment history as of 2/xx/2024, the borrower is current with the loan and the next due date for the regular payment is 3/xx/2024. The current UPB is $xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy or current condition of the subject property has been found in the loan file. No comment pertaining to the damage to the subject property has been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Appraisal (Incomplete)
Credit Application
Credit Report
Flood Certificate
Hazard Insurance
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Transmittal (1008)	Field: Borrower #2 Last Name Loan Value: xx
Field: Borrower #2 Middle Name   Loan Value: xx
Field: Interest Paid Through Date   Loan Value: 11/xx/2016   Tape Value: 2/xx/2024   Variance: xx   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 2/xx/2024   Tape Value: 2/xx/2024   Variance: xx   Variance %:    Comment: The last payment date is 2/xx/2024.   Tape Source: Initial   Tape Type:
Field: Late Charge Code   Loan Value: % of P&I   Tape Value: No late charges   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Late Charge Grace Period   Loan Value: xx
Field: Late Charge Rate   Loan Value: 5.000%   Tape Value: 0.000%   Variance: xx   Comment: NA.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx
Field: Original Appraised Value   Loan Value: xx
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: P000000000000   Variance:    Variance %:    Comment: The PH string is 000000000000000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000000000000000000   Tape Value: 0000000000000P   Variance:    Variance %:    Comment: The PH string reversed is 000000000000000000000.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx
Field: Subject Property Type Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2)     "Subject loan was closed without an appraisal. However, the PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows the subject valued at $281K. Current UPB is $138K."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 9.946% exceeds APR threshold of 4.980% over by +4.966%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "Compliance ease TRID tolerance test is incomplete due to initial LE and initial CD are missing from loan documents. Subject loan is purchase case, originated on xx and the SOL is 1 year."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 9.946% exceeds APR threshold of 4.980% over by +4.966%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing in loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "AUS report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood insurance certificate is missing from loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application signed by the loan originator is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial CD is missing from loan documents."
* Missing Initial LE (Lvl 2)     "Initial LE is missing from loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Valid hazard insurance policy is missing from loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from the loan documents.
Home loan toolkit is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summery is missing from the loan documents."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
49870268	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,630.55	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,841.43	9.300%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	No	Not Applicable	Not Applicable	548	Not Applicable	51.211%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the UT report dated 3/xx/2024, the subject mortgage was originated on xx. No active judgments or liens have been found. No delinquent taxes have been found for the prior year.	According to the payment history as of 2/xx/2024, the borrower is current with the loan. The next due date is 3/xx/2024. The last payment was received on 2/xx/2024 in the amount of $xx with an interest rate of 9.300% which was applied for the due date of 2/xx/2024. The current UPB is $xx.
Collections Comments:The current status of the loan is performing.
According to the payment history as of 2/xx/2024, the borrower is current with the loan. The next due date is 3/xx/2024. The last payment was received on 2/xx/2024 in the amount of $xx with an interest rate of 9.300% which was applied for the due date of 2/xx/2024. The current UPB is $xx.
No bankruptcy and foreclosure evidence has been found.
BWR has xx.
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)
Credit Application
Flood Certificate
Initial Escrow Acct Disclosure
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer	Field: Interest Paid Through Date Loan Value: 9/xx/2021 Tape Value: 1/xx/2024 |---| xx |----| Comment: Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: 2/xx/2024   Tape Value: 1/xx/2024   Variance: xx   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Late Charge Code   Loan Value: % of P&I   Tape Value: No late charges   Variance:    Variance %:    Comment: Seller tape shows Late Charges code is No late charges as per Note is % of P&I.   Tape Source: Initial   Tape Type:
Field: Late Charge Grace Period   Loan Value: 15   Tape Value: 1   Variance: 14   Variance %: xx   Comment: Seller tape shows Grace period is 1 as per Note is 15.   Tape Source: Initial   Tape Type:
Field: Late Charge Rate   Loan Value: 5.000%   Tape Value: 0.000%   Variance: xx   Comment: Seller tape shows Late Charge Percent is 0.000% as per credit report is 5%.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value: xx
Field: Original Appraised Value   Loan Value: xx
Field: Payment History String   Loan Value: 001212112300010000000000   Tape Value: P021211321000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: 000000000010003211212100   Tape Value: 0000123112120P   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Seller tape shows subject property type is xx	3: Curable	* Application Missing (Lvl 3) "Final application is missing from the loan documents."
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3)     "Subject loan was closed without an appraisal. PIW disclosure is missing from the loan documents. Zillow search shows estimated value of $xx. Current UPB is $xx."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing in loan file."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS/xx/LP report is missing from the loan documents."
* Missing flood cert (Lvl 3)     "Flood insurance certificate is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 3)     "Initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement services provider list is missing from the loan documents.

Home loan toolkit is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Servicing transfer disclosure is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed qualified mortgage APR threshold test due to APR calculated 9.228% exceeds APR threshold of 5.260% over by +3.968%.

Loan failed qualified mortgage safe harbor threshold test due to APR calculated 9.228% exceeds APR threshold of 4.510% over by +4.718%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to initial LE and initial CD are missing from loan documents."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 9.306% exceeds APR threshold of 4.510% over by +4.796%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 51.21%, as the borrower’s income is $xx and total expenses are in the amount of $xx, and an AUS report is missing from the loan file. Subject loan originated on xx, and the 3-year SOL will expire on 8/xx/24."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
60966910	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,308.13	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,227.42	10.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	No	Not Applicable	Unavailable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 2/xx/2024, the subject mortgage was originated on xx.
No active judgments or liens were found.
The annual combined taxes for 2023 were paid on 12/xx/2023 in the amount of $6308.13.
No prior year's delinquent taxes were found.	According to the payment history as of 02/xx/2024, the borrower is currently 1 month delinquent with the loan, and the next due date is 1/xx/2024. The last payment was received on 2/xx/2024 in the amount of $xx (PITI) which was applied for the due date of 12/xx/2023. The current monthly P&I is $xx, and the interest rate is 10.000%. The current UPB is $xx.	Collections Comments:The current status of the loan is collection.
According to the payment history as of 02/xx/2024, the borrower is currently 1 month delinquent with the loan, and the next due date is 1/xx/2024 The current UPB is $xx.
According to the PACER, the borrower xx filed for bankruptcy under Chapter 13 with case# xx. The bankruptcy case was dismissed on xx.
No evidence of active foreclosure has been found.
No evidence of damage or repair has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx filed for bankruptcy under Chapter 13 with case# xx. No plan was filed. The bankruptcy case was dismissed on xx, but, it was not closed or terminated.	Not Applicable	Credit Application
Credit Report
Flood Certificate
Good Faith Estimate
Hazard Insurance
Initial 1003_Application
Missing Dicsloures
Notice of Servicing Transfer
Origination Appraisal
Transmittal (1008)	Field: Interest Paid Through Date Loan Value: 7/xx/2015 Tape Value: 12/xx/2023 |---| xx |----| Comment: Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: 2/xx/2024   Tape Value: 2/xx/2024   Variance: xx   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Late Charge Code   Loan Value: % of P&I   Tape Value: No late charges   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Late Charge Grace Period   Loan Value: 10   Tape Value: 11   Variance: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx
Field: Payment History String   Loan Value: 222111021111110000000000   Tape Value: P221110211111   Variance:    Variance %:    Comment: As per PH   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000011111120111222 Tape Value: 1111112011122P Variance: Variance %: Comment: As per PH Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Uniform residential application report is missing from loan documents."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 10.11% exceeds APR threshold of 5.210% over by +4.901%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* DU/GUS/AUS has issues or conditions (Lvl 2)     "AUS/DU is missing from loan documents."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final good faith estimate is missing from loan documents."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 10.11% exceeds APR threshold of 5.210% over by +4.901%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Initial Good Faith Estimate is Missing (Lvl 2)     "Initial good faith estimate is missing from loan documents."
* Initial Truth in Lending Disclosure is Missing (Lvl 2)     "Initial truth in lending is missing from loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing in loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from loan documents."
* Missing flood cert (Lvl 2)     "Flood cert is missing from loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Valid hazard insurance policy is missing. Loan funded on 06/xx/2015."
* Missing Required Disclosures (Lvl 2)     "Home loan toolkit and settlement services provider list are missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Final transmittal summary is missing from the loan documents"		Elevated	Pass	Pass	Pass	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
98693261	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	Second	$0.00	$7,947.88	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,191.26	10.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Not Applicable	Primary	No	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 3/xx/2024, the subject mortgage was originated on xx.
There is a prior mortgage against the subject property in the amount of $xx.
No active judgments or liens were found.
The annual combined and school taxes for 2023 were paid on
12/xx/2023.
No prior year's delinquent taxes were found.

According to the payment history as of 02/xx/2024, the borrower is current with the loan, and the next due date is 03/xx/2024. The last payment was received on 2/xx/2024 in the amount of $xx which was applied for the due date of 02/xx/2024. The current monthly P&I is $xx, and the interest rate is10.000%. The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 02/xx/2024, the borrower is current with the loan, and the next due date is 03/xx/2024. The current UPB is $xx.
No record of post-closing bankruptcy filed by the borrower has been found.
No evidence of active foreclosure has been found.
No evidence of damage or repair has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Appraisal (Incomplete)
Credit Application
Credit Report
Flood Certificate
Hazard Insurance
Initial 1003_Application
Initial Escrow Acct Disclosure
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Notice of Servicing Transfer
Transmittal (1008)	Field: Interest Paid Through Date Loan Value: 7/xx/2016 Tape Value: 1/xx/2024 |---| xx |----| Comment: Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: 2/xx/2024   Tape Value: 1/xx/2024   Variance: xx   Variance %:    Comment: As per PH.   Tape Source: Initial   Tape Type:
Field: Late Charge Grace Period   Loan Value: 1xx
Field: MERS MIN Number   Loan Value: xx
Field: Original Appraised Value   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: P000000000000   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000000000000000000 Tape Value: 0000000000000P Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application signed by the borrower is missing from the loan documents."
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2)     "Subject loan was closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value at $xxK. Current UPB $xxk."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 10.084% exceeds APR threshold of 5.250% over by +4.834%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to initial LE and initial CD are missing from loan documents. The subject loan is a purchase, originated on xx and the 1-year SOL is expired."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 10.084% exceeds APR threshold of 5.250% over by +4.834%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling organizations disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow disclosure is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "Intent to proceed is missing from the loan documents."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "AUS report is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 2)     "Initial application is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "List of service providers disclosure is missing from the loan documents.

Home loan toolkit is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan documents."
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
33676470	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,184.73	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,569.13	10.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	No	628	Not Applicable	35.505%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 3/xx/2024, the subject mortgage was originated on xx.
There is a prior credit card judgment against the borrower in favor of xx for the amount of $xx recorded on 4/xx/2016.
The annual combined taxes for 2023 were paid in the amount of $xx recorded on 12/xx/2023.
No prior year’s delinquent taxes have been found.
According to the latest payment history as of 2/xx/2024, the borrower is current with the loan and the next due date is 3/xx/2024. The last payment was received on 2/xx/2024 in the amount of $xx which was applied to the due date of 2/xx/2024. The unpaid principal balance is $xx. The current P&I is $xx and the interest rate is 10.000%.

Collections Comments:The loan is currently performing and the next due date is 3/xx/2024.
The last payment was received on 2/xx/2024 in the amount of $xx which was applied to the due date of 2/xx/2024. The unpaid principal balance is $xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the BPO report located at xx, the subject property is occupied.
No comment pertaining to the damage to the subject property has been observed.
BWR has xx.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)
Credit Application
Flood Certificate
Initial Escrow Acct Disclosure
Missing Dicsloures
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer	Field: Interest Paid Through Date Loan Value: 12/xx/2018 Tape Value: 1/xx/2024 |---| xx |----| Comment: Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: 2/xx/2024   Tape Value: 1/xx/2024   Variance: xx   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Late Charge Code   Loan Value: % of P&I   Tape Value: No late charges   Variance:    Variance %:    Comment: Late charge code is % of P&I.   Tape Source: Initial   Tape Type:
Field: Late Charge Grace Period   Loan Value: xx
Field: Late Charge Rate   Loan Value: 5.000%   Tape Value: 0.000%   Variance: xx   Comment: Late charge rate is 5.000%.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: Unavailable   Tape Value: xx
Field: Original Appraised Value   Loan Value: xx
Field: Payment History String   Loan Value: 000000000010111111110100   Tape Value: P000000000101   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 001011111111010000000000 Tape Value: 1101000000000P Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2)     "Subject loan closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. Realtor search shows an estimated value at $xx. Current UPB is $xx. Subject loan is purchase case, originated on xx and the 1-year SOL is expired."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 10.089% exceeds APR threshold of 6.440% over by +3.649%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to initial LE and initial CD are missing from the loan documents. Subject loan is purchase case, originated on xx and the 1-year SOL is expired."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 10.089% exceeds APR threshold of 6.440% over by +3.649%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by the borrower is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing from the loan documents."
* Missing flood cert (Lvl 2)     "Flood certificate is missing from the loan documents."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Home loan toolkit is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Settlement services provider list is missing from the loan documents."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer disclosure is missing from the loan documents."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
4952687	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,623.20	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,329.72	9.870%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	Not Applicable	Unavailable	Primary	Yes	Yes	No	Unavailable	Not Applicable	33.689%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 03/xx/2024, the subject mortgage was originated on xx.
There is a hospital lien against the borrower in favor of xx, which was recorded on 03/xx/2020. The amount of the lien is not mentioned on the supporting document.
The annual installments of combined taxes for 2023 have been paid in the amount of $xx on 12/xx/2023.
No prior year’s delinquent taxes have been found.	According to payment history as of 2/xx/2024, the borrower is current with the loan, and the next due date is 3/xx/2024. The last payment was received on 2/xx/2024 in the amount of $xx (PITI) which was applied for the due date of 2/xx/2024. The current P&I is $xx with an interest rate of 9.870%. The current UPB reflected as per the payment history is $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 2/xx/2024, the borrower is current with the loan, and the next due date is 3/xx/2024. The current UPB is $xx.
Unable to determine the current condition and occupancy of the subject property.
No details pertaining to the damage to the subject property have been observed.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
The BWRr has xx.
The CO-BWR is currently working with xx.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Appraisal (Incomplete)
Credit Application
Credit Report
Hazard Insurance
Initial Escrow Acct Disclosure
Missing DU/GUS/AUS
Missing Initial Closing Disclosure
Missing Initial LE
Missing or error on the Rate Lock
Missing Required Disclosures
Notice of Servicing Transfer
Transmittal (1008)	Field: Borrower First Name Loan Value: xx
Field: Interest Paid Through Date   Loan Value: 2/xx/2017   Tape Value: 1/xx/2024   Variance: xx   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 2/xx/2024   Tape Value: 1/xx/2024   Variance: xx   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Late Charge Code   Loan Value: % of P&I   Tape Value: No late charges   Variance:    Variance %:    Comment: Late charges code is %of P&I.   Tape Source: Initial   Tape Type:
Field: Late Charge Grace Period   Loan Value: xx
Field: Late Charge Rate   Loan Value: 5.000%   Tape Value: 0.000%   Variance: xx  Comment: Late charge rate is 5.000%.   Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx
Field: Original Appraised Value   Loan Value: Unavailable   Tape Value: $0.00   Variance:    Variance %:    Comment: Appraisal report is missing from the loan file.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000000   Tape Value: P000000000000   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: 000000000000000000000000 Tape Value: 0000000000000P Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2)     "Subject loan closed without an appraisal. PIW disclosure signed by the borrower is missing from the loan documents. Zillow search shows an estimated value at $xxurrent UPB $xx."
* ComplianceEase Risk Indicator is "Elevated" (Lvl 2)     "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 9.940% exceeds APR threshold of 4.970% over by +4.970%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 2)     "TRID tolerance test is incomplete due to Initial LE and CD is missing from loan documents."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 9.940% exceeds APR threshold of 4.970% over by +4.970%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."
* Homeownership Counselling Disclosure is missing. (Lvl 2)     "Homeownership counseling disclosure is missing from loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure signed by borrower is missing from loan documents."
* Intent to Proceed Missing  (Lvl 2)     "The borrower's intent to proceed is missing in loan file."
* Missing credit report (Lvl 2)     "Credit report is missing from the loan documents."
* Missing DU/GUS/AUS as required by guidelines (Lvl 2)     "AUS report is missing from the loan file."
* Missing Initial Closing Disclosure (Lvl 2)     "Initial closing disclosure is missing from the loan documents."
* Missing Initial LE (Lvl 2)     "Initial loan estimate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance certificate is missing from the loan documents."
* Missing Required Disclosures (Lvl 2)     "Home loan toolkit is missing from the loan documents.

Settlement services provider list is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The affiliated business disclosure is missing from the loan documents"
																																																																																								* Transmittal (1008) is Missing (Lvl 2) "Transmittal summary is missing from the loan documents."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
36602879	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	xx	$0.00	$4,866.88	01/xx/2024	22CH05572	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$499.10	5.490%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	670	Not Applicable	49.281%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per review of the latest updated title report dated 2/xx/2024, the subject mortgage was originated on xx . The first and second county taxes for 2022 have been paid in the amount of $xx on 03/xx/2023 and 11/xx/2023. There is one xx lien against the subject property in the favor of xx No prior year delinquent taxes have been found.

According to the review of updated payment history as of 2/xx/2024, the borrower is currently delinquent for 3 months and the next due date of payment is 11/xx/2023. The last payment was received on 1/xx/2024 in the amount of $954.23 which applied for 10/xx/2023. The current P&I is $499.10 with an interest rate of 5.490%. The UPB as of the date mentioned in the updated payment history is $xx.	Collections Comments:The loan is in collection.
According to the review of updated payment history as of 2/xx/2024, the borrower is currently delinquent for 3 months and the next due date of payment is 11/xx/2023. The UPB as of the date mentioned in the updated payment history is $xx.
According to the review of latest collection comments the foreclosure was accelerated in the loan in 2022. The complaint was filed on 6/xx/2022 with the case # xx . As per the servicing comment dated 8/xx/2022, the loan has been reinstated and the foreclosure auction has been dismissed. Further details regarding the foreclosure are not available.
No bankruptcy-related details have been found.
The reason for default is illness of principal borrower.
Information regarding the damage and repair is not available in the latest servicing comments.
xx
Foreclosure Comments:According to the review of latest collection comments the foreclosure was accelerated in the loan in 2022. The complaint was filed on 6/xx/2022 with the xx . As per the servicing comment dated 8/xx/2022, the loan has been reinstated and the foreclosure auction has been dismissed. Further details regarding the foreclosure are not available.
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Interest Paid Through Date Loan Value: 3/xx/2019 Tape Value: 10/xx/2023 |---| -1675 (Days) |----| Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows the subject loan did not meet the 48-month seasoning period requirement of foreclosure. Subject mortgage originated on xx	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
* Missing or error on the Rate Lock Document (Lvl 2)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.28%, as the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by LP (xx		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
31316517	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$6,173.00	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,819.35	11.000%	360	xx	xx	Commercial	Fixed	Refinance	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	4 Family	xx	xx	Investor	Yes	Yes	No	596	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 03/xx/2024, the subject mortgage was originated on xx
There are two state tax liens against the borrower in favor of the same plaintiff “xx

There are three IRS liens against the borrower in favor of the same plaintiff “xx ” in the amount of $xx which were recorded on xx

Tax status is to follow.
According to the payment history as of 2/xx/2024, the borrower is current with the loan. The last payment was received on 2/xx/2024, which was applied for the due date of 2/xx/2024 and the next due date for payment is 3/xx/2024. The P&I is $xx and PITI is $xx. The UPB reflected as per the payment history is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 2/xx/2024, the borrower is current with the loan. The last payment was received on 2/xx/2024, which was applied for the due date of 2/xx/2024 and the next due date for payment is 3/xx/2024. The P&I is $xx and PITI is $xx. The UPB reflected as per the payment history is $xx.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	1-4 Family Rider Initial 1003_Application	Field: Debt Service Coverage Ratio (DSCR) Loan Value: 1.49 Tape Value: 1.47 |---| 0.02 |----| 1.36054% Comment: DSCR is 1.27%. Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)  xx
Field: Payment History String   Loan Value: 001   Tape Value: 01BBBBBBBBBBBBBBBBBBBBBB   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1   Loan Value: Limited Cash Out (GSE definition)   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Purpose of refinance per HUD - Limited cash out   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows that the loan had an early payment default (EPD) and is now performing. According to the payment history as of 2/xx/2024, the borrower is current with the loan. The next due date for payment is 3/xx/2024. The UPB reflected as per the payment history is $xx."
* Missing Initial 1003_Application (Lvl 3)     "Initial application dated 10/xx/2023 signed by the loan originator is missing from the loan file."
																																																																																							* Missing required 1-4 family rider (Lvl 3) "1-4 family rider is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
82358481	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$14,436.66	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$8,061.41	9.499%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	756	Not Applicable	47.438%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 03/xx/2024, the subject mortgage was originated on xx
No active judgments or liens were found.
The first installment of county taxes for 2023 was paid in the amount of $xx on 11/xx/2023. The second installment is due on 4/xx/2024 in the amount of $7218.33.
No prior year’s delinquent taxes have been found.	According to the payment history as of 02/xx/2024, the borrower is current with the loan, and the next due date is 03/xx/2024. The last payment was received on 02/xx/2024 in the amount of $xx (PITI) which was applied to the due date of 02/xx/2024. The current monthly P&I is $xx, and the interest rate is 9.500%. The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 02/xx/2024, the borrower is current with the loan, and the next due date is 03/xx/2024. The current UPB is $xx.
No record of post-closing bankruptcy filed by the borrower has been found.
No evidence of active foreclosure has been found.
No evidence of damage or repair has been found.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial 1003_Application Missing DU/GUS/AUS	Field: Borrower DTI Ratio Percent Loan Value: 47.438% Tape Value: 47.440% |---| -0.002% |----| -0.00200% Comment: Tape data shows borrower DTI ratio is 47.440%. Actual data shows borrower DTI ratio is 47.438%. Tape Source: Initial Tape Type:
Field: Original Appraisal Date   Loan Value: 10/xx/2023   Tape Value: 2/xx/2023   Variance: 237 (Days)   Variance %:    Comment: Tape data shows original appraised date is 02/xx/2023. Actual data shows original appraised date is 10/xx/2023.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: 10/xx/2023   Tape Value: 11/xx/2023   Variance: -2 (Days)   Variance %:    Comment: Tape data shows original Note date is 11/xx/2023. Actual data shows original Note date is 10/xx/2023.   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 000 Tape Value: 00BBBBBBBBBBBBBBBBBBBBBB Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* LE/CD Issue date test Fail (Lvl 3) "The loan failed the initial closing disclosure delivery date test due to an initial CD dated 10/xx/2023 that was electronically signed on 10/xx/2023, which is less than 3 business days before the consummation date of 10/xx/2023."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS report is missing from the loan documents."
* Missing Initial 1003_Application (Lvl 3)     "The initial application signed by the loan originator is missing from the loan documents."
																																																																																							* Property Marketability Issues (Lvl 3) "TPR audit shows a variance of more than 10% in appraised value. Appraisal report reflects an appraised value of $2.2M, but the secondary valuation report from SiteX shows a lower estimated value of $1.3M. xx search shows an estimated value of $1.1M. Current UPB is $957K. Further details not provided."	* Higher Price Mortgage Loan (Lvl 2) "The loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a)(1)) due to an APR calculated at 9.679% exceeds APR threshold of 9.080% over by +0.599%. The HPML disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulations 1026.35(b), (c), and (d). The loan failed the CA AB 260 higher-priced mortgage loan test xx (a)) due to an APR calculated at 9.679% exceeds APR threshold of 9.080% over by +0.599%. The HPML disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
20601542	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	Second	$0.00	$2,314.20	04/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,235.81	7.750%	360	xx	xx	Commercial	Fixed	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	Unavailable	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 3/xx/2024, the subject mortgage was originated xx There is an active prior mortgage against the subject property in favor of xx The first and second installments of county taxes for 2022-23 were paid in the amount of $xx. No prior year’s delinquent taxes have been found.	According to the latest payment history as of 4/xx/2024, the borrower has been currently delinquent for 1 month and the next due date is 3/xx/2024. The last payment was received on 4/xx/2024 in the amount of $xx which was applied to the due date of 2/xx/2024. The unpaid principal balance is $xx. The current P&I is $xx and the interest rate is 7.750%.	Collections Comments:The loan is currently in collection and the next due date is 3/xx/2024.
The last payment was received on 4/xx/2024 in the amount of $xx which was applied to the due date of 2/xx/2024. The unpaid principal balance is $xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
xx employment details were not available, and the loan was qualified using xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application	Field: Borrower #2 First Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower #2 Last Name   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: Unavailable   Tape Value: 0.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 11/xx/2023   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Debt Service Coverage Ratio (DSCR)   Loan Value: 1.11   Tape Value: 1.14   Variance: -0.03   Variance %: -2.63157%   Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender xx Require xx   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Alternative   Tape Value: Full Documentation   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mortgage Type   Loan Value: Commercial   Tape Value: Conventional   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 222233332221210001   Tape Value: MMMMMMMMMMMMMCCCC1212223   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1   Loan Value: Cash Out   Tape Value: Refinance   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Sales Price (HUD-1 Line 101) Loan Value: Not Applicable Tape Value: $160000.00 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings			* Application Missing (Lvl 2) "Final application is missing from the loan documents."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			605	Not Applicable
33926197	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$5,096.42	$10,586.08	12/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,288.70	5.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	12.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	708	698	46.498%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of updated title report dated 03/xx/2024, the subject mortgage was originated on xx
No active liens and judgments have been found.
The second installment of county tax for 2023 is due in the amount of $xx on 04/xx/2024.
Water/sewer charges are due in the amount of $146.05 on 4/xx/2024.
The first and second installments of supplemental taxes for 2023 are delinquent in the total amount of $xx which were due on 5/xx/2023 and 10/xx/2023 and are good through 3/xx/2024.	According to the payment history as of 1/xx/2024, the borrower is 2 months delinquent with the loan. The next due date is 12/xx/2023. The last payment was received on 12/xx/2023 in the amount of $xx with an interest rate of 5.125% which was applied for the due date of 11/xx/2023. The current UPB is $xx.	Collections Comments:The current status of the loan is collection.
According to the payment history as of 1/xx/2024, the borrower is 2 months delinquent with the loan. The next due date is 12/xx/2023. The last payment was received on 12/xx/2023 in the amount of $xx with an interest rate of 5.125% which was applied for the due date of 11/xx/2023. The current UPB is $xx.
No bankruptcy and foreclosure evidence has been found.
As per the collection comment dated 5/xx/2023, the xx
xx1 has 1.56 years on the job as a nurse with xx
xx2 has 5.18 years on the job as a laborer with xx
xx3 has 1.33 years on the job as a nurse with xx
No damage or repairs have been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower #2 First Name Loan Value: xx Tape Value: xx |---| |----| Comment: Borrower #2 first name is xx Tape Source: Initial Tape Type:
Field: Borrower #2 Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Seller tape shows Borrower Last Name is xx as per the Note document is xx   Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 46.498%   Tape Value: 44.970%   Variance: 1.528%   Variance %: 1.52800%   Comment: Seller tape shows DTI Ratio percent is 44.970% as per the latest document is 46.498%.   Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower first name is xx   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Borrower last name is xx   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 1/xx/2024   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 84.801%   Tape Value: 84.800%   Variance: 0.001%   Variance %: 0.00100%   Comment: Seller tape shows CLTV Ratio percent is 84.800% as per the latest AUS document is 84.801%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   xx
Field: Payment History String Loan Value: 21121100010000 Tape Value: MMMMMMMMMMCCCC1CCCC112C2 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject approved at 46.498%. Tape shows DTI is ineligible. Further details were not provided. The subject loan was originated xx	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TRID Tolerance Test Failed (Lvl 2)     "Loan failed charges that cannot increase 0% tolerance test.
Loan estimate dated 09/xx/2022 reflects points - loan discount fee at $xx. Final CD dated 10/xx/2022 reflects points - loan discount fee at $xx.
Loan estimate dated 09/xx/2022 reflects appraisal fee at $675.00. Final CD dated 10/xx/2022 reflects appraisal fee at $775.00.
This is a cumulative increase in fee of $xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is a purchase case, originated on 10/xx/2022 and the 1-year SOL is expired."
																																																																																								* Missing or error on the Rate Lock Document (Lvl 2) "Rate lock agreement signed by the borrower is missing from the loan documents."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
87796893	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$976.43	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$445.49	2.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	698	Not Applicable	38.040%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 3/xx/2024, the subject mortgage was originated on xx
No active judgments or liens were found.
The annual county taxes for 2023 were paid in the amount of $976.43 on 1/xx/2024.
No prior year delinquent taxes have been found.	According to the payment history as of 2/xx/2024, the borrower is currently one month delinquent and the next due date is 1/xx/2024. The last payment was received on 2/xx/2024 in the amount of $794.13 (PITI) which was applied to the due date of 12/xx/2023. The current P&I is $445.49, and the interest rate is 2.750%. The current UPB is $xx.	Collections Comments:As per the available collection comments as of 2/xx/2024, the loan is in collection.
According to the payment history as of 2/xx/2024, the borrower is currently one month delinquent and the next due date is 1/xx/2024. The current UPB is $xx.
As per collection comment dated 11/xx/2023, the xx.  As per the collection comment dated 1/xx/2024, the repayment plan was approved for the borrower for 5 months from 1/xx/2024 to 5/xx/2024. Further details not provided.
No record of post-closing bankruptcy has been found.
No evidence of foreclosure activity was found.
No evidence of damage or repair has been found in the available collection comments.
The Covid-19 attestation document is located at xx
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 38.040% Tape Value: 50.841% |---| -12.801% |----| -12.80100% Comment: DTI is 42.696% but tape shows 50.841%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 1/xx/2023   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: xx Company   Loan Value: xx   Tape Value: Other   Variance:    Variance %:    Comment: MI company is xx but tape shows other.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 222134332100000000000000 Tape Value: CCCCCCCCCCCCCCCC13343122 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "The subject loan was approved at 38.04%. Tape shows an income miscalculation. Revised income of $xx pushes the DTI to 71.53%. Further details not provided. Lender defect. The subject loan originated on xx	* ComplianceEase TILA Test Failed (Lvl 2) "Loan failed finance charge test due to finance charge disclosed on Final CD as $xx. Calculated finance charge is $xx for an under disclosed amount of -$266.56. Reason for Finance charge under disclosure is unknown as the fee itemization is missing.

Loan failed total of payments test due to total of payments disclosed on Final CD as $xx. Calculated total of payments is $xx for an under disclosed amount of -$266.56. Reason for Finance charge under disclosure is unknown as the fee itemization is missing.
																																																																																								Subject loan is purchase case, originated on 09/xx/2021 and 1 year SOL is expired."		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
99799114	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$8,527.00	02/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,216.41	3.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	667	651	25.750%	First	Short Form Policy	Not Applicable	Not Applicable	02/xx/2023	$508,000.00	Not Applicable	6.500%	$3,210.91	02/xx/2023	Financial Hardship	According to the updated title report dated 3/xx/2024, the subject mortgage was originated on xx
There is a credit card judgment against the borrower in favor of xx
No prior year’s delinquent taxes have been found.
According to the latest payment history as of 2/xx/2024, the borrower is current with the loan and the next due date is 2/xx/2024. The last payment was received on 2/xx/2024 in the amount of $xx which was applied to the due date of 1/xx/2024. The unpaid principal balance is $xx. The current P&I is $xx and the interest rate is 6.500%.	Collections Comments:The loan is currently performing and the next due date is 2/xx/2024.
The last payment was received on 2/xx/2024 in the amount of $xx which was applied to the due date of 1/xx/2024. The unpaid principal balance is $xx.
The loan has been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
As per the comment dated 2/xx/2024, the reason for default is excessive obligation.
As per the comment dated 5/xx/2022, the Covid-19 forbearance plan was approved from 1/xx/2022 to 9/xx/2022.
As per the comment dated 9/xx/2022, the subject property is occupied.
No comment pertaining to the damage to the subject property has been observed.
xx
xx
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made on xx between the borrowers “xx As per the modified terms, the new principal balance is $xx. The borrower agreed to pay the P&I of $xx and an interest rate of 6.500% beginning on 2/xx/2023 until the maturity date of 1/xx/2053.	Field: Borrower DTI Ratio Percent Loan Value: 25.750% Tape Value: 29.570% |---| -3.820% |----| -3.82000% Comment: Borrower DTI ratio percent is 25.75%. Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 7/xx/2022   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Is REO Active?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Payment History String Loan Value: 010000000000044444444444 Tape Value: 1234567899999CCCCCCCC1C2 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed Pennsylvania license validation test."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
63580220	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,181.15	01/xx/2024	Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,083.36	3.125%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	799	Not Applicable	46.043%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 03/xx/2024, the subject mortgage was originated on xx
No active judgments or liens have been found.
The first and second installments of county taxes for 2023 have been paid in the total amount of $xx.
No prior year’s delinquent taxes have been found.	According to payment history as of 1/xx/2024, the borrower has been delinquent for 3 months, and the next due date is 11/xx/2023. The last payment was received on 1/xx/2024 in the amount of $xx (PITI), which was applied for the due date of 10/xx/2023. The current P&I is $xx with an interest rate of 3.125%. The current UPB reflected as per the payment history is $xx.
The comment dated 04/xx/2023 shows that the payments made in the month of October 2022 were paid by the borrower in the amount of $xx.	Collections Comments:According to servicing comments, the loan is currently in collection.
According to payment history as of 1/xx/2024, the borrower has been delinquent for 3 months, and the next due date is 11/xx/2023. The current UPB is $xx.
The loan was originated on xx
Covid-19 attestation is available in the loan file, which is located at “xx
As per the comment dated 02/xx/2024, the subject property is occupied by unknown.
As per the comment dated 10/xx/2022, the reason for default is curtailment of income.
As per the comment dated 09/xx/2022, the borrower was approved for the xx  with a monthly amount of $xx.
As per the comment dated 09/xx/2022, the foreclosure was initiated on the loan in 2022. As per the comment dated 09/xx/2022, the FC was closed. Further details not provided.
The loan has not been modified since origination.
No post-close bankruptcy record has been found.
Borrower has 3 years on the job as a dispatcher at xx
Foreclosure Comments:As per the comment dated 09/xx/2022, the foreclosure was initiated on the loan in 2022. As per the comment dated 09/xx/2022, the FC was closed. Further details not provided.
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Current Value Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: xx Tape Source: Initial Tape Type:
Field: Current Value Date   Loan Value: Not Applicable   Tape Value: 6/xx/2021   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender xx?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: 6/xx/2021   Tape Value: 6/xx/2021   Variance: -6 (Days)   Variance %:    Comment: AS per note original date is xx   Tape Source: Initial   Tape Type:
Field: Payment History String Loan Value: 3321M3333222111024443211 Tape Value: 111233343C11122233333333 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails delivery and timing test for revised closing disclosure dated 6/xx/2021. The document tracker is missing, and 3 business days were added to get the receipt date of 6/xx/2021, which is after the consummation date of 6/xx/2021."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows subject loan failed TILA rescission test due to the right to cancel expiration of 6/xx/2021 disclosed on notice of ROR, is less than 3 business days from the transaction date of 6/xx/2021. Review of the ROR shows that the 3-day waiting period has been satisfied prior to the disbursement date of 6/xx/2021. Further details not provided. Loan originated on 6/xx/2021, and 3-year SOL of TRID/TILA expires on 6/xx/2024."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan was approved at 46.00%. Tape shows the xx was not employed prior to closing. xx defect. Loan originated on xx and the 3-year SOL will expire on 6/xx/2024. xx has been an employee at xx for 3 years, xx 799, and $120K equity in the subject."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
27790882	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$6,812.44	$12,996.48	03/xx/2023	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$3,552.08	$5,331.13	5.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	686	Not Applicable	25.514%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 04/xx/2024, the subject mortgage was originated on xx
No active liens and judgments have been found against borrower and property.
The water charges for 2023 are due on 5/xx/2024 in the amount of $65.28.
The second installment of county taxes for 2023/2024 has been delinquent in the amount of $xx which is payable on 4/xx/2024
According to the payment history as of 3/xx/2024, the borrower is current with the loan. The last payment was received on 3/xx/2024, which was applied for the due date of 3/xx/2024 and the next due date for payment is 4/xx/2024. The interest amount is $xx. The UPB reflected as per the payment history is $xx. The loan is interest only for 120 months	Collections Comments:The current status of the loan is performing.
According to the payment history as of 3/xx/2024, the borrower is current with the loan. The last payment was received on 3/xx/2024, which was applied for the due date of 3/xx/2024 and the next due date for payment is 4/xx/2024. The interest amount is $xx. The UPB reflected as per the payment history is $xx.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence has been found regarding Covid-19.
No evidence has been found regarding damage.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 25.514% Tape Value: 29.430% |---| -3.916% |----| -3.91600% Comment: Borrower DTI Ratio Percent 29.681 Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Performing   Tape Value: Collections   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 3/xx/2023   Tape Value: 12/xx/2023   Variance: -262 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I Loan Value: $5331.13 Tape Value: $3552.08 Variance: $1779.05 Variance %: 50.08473% Comment: Original Sated P&I 5331.13 Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "This loan failed Qualified Mortgage Interest Only Test. A qualified mortgage is a covered transaction that provides for regular periodic payments that are substantially equal, except for the effect that any interest rate change after consummation has on the payment in the case of an adjustable-rate or step-rate mortgage, that does not allow the consumer to defer repayment of principal."
* ComplianceEase Exceptions Test Failed (Lvl 3)     "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
* ComplianceEase TILA Test Failed (Lvl 3)     "Loan failed TILA finance charge test. Finance charge disclosed on final CD as $xx. Calculated finance charge is $xx for an under disclosed amount of -$160.00. Reason for finance charge under disclosure is unknown as the fee itemization is missing. Subject loan is refinance case, originated on 03/xx/2022 and the 3-year SOL is active.

Loan failed TILA Foreclosure Rescission finance charge test. Finance charge disclosed on final CD as $xx. Calculated finance charge is $xx for an under disclosed amount of -$160.00. Reason for finance charge under disclosure is unknown as the fee itemization is missing."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated 02/xx/2022 does not reflects Rate Lock Extension Fee. Final CD dated 03/xx/2022 reflects Rate Lock Extension Fee at $968.75. This is an increase in fee of +$968.75 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents. Subject loan is refinance case, originated on 03/xx/2022 and the 3-year SOL is active."
* GSE Points and Fees Test Violations (Lvl 3)     "This loan failed the GSE (Fannie Mae Public Guidelines) Amortization Test. The loan has a date creditor received application before January 10, 2014, the loan contains an interest-only feature and the loan is a cash-out refinance."
* LE/CD Issue date test Fail (Lvl 3)     "This loan failed revised closing disclosure delivery waiting period test due to changes before consummation requiring a new waiting period. APR becomes inaccurate."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 5.637% exceeds APR threshold of 5.110% over by +0.527%. HPML disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed."
* Higher Price Mortgage Loan (Lvl 2)     "Loan failed the higher-priced mortgage loan test (12 CFR § 1026.35(a) (1)) due to an APR calculated at 5.649% exceeds APR threshold of 5.110% over by +0.539%. HPML-Disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d).

																																																																																								Loan failed CA AB 260 higher-priced mortgage loan test due to an APR calculated 5.649% exceeds APR threshold of 5.110% over by +0.539%. HPML disclosure signed by the borrower is missing from the loan documents. The subject loan is escrowed. This loan is compliant with regulation 1026.35(b), (c) and (d)."		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
95500255	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,753.54	03/xx/2024	810805-2014	No	Not Applicable	Chapter 13	xx	xx	No	xx	Not Applicable	$537.58	6.240%	180	xx	xx	Conventional	Fixed	Refinance	Unavailable	Unavailable	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	Not Applicable	Unavailable	Primary	Yes	Yes	Yes	Unavailable	Unavailable	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	12/xx/2008	$54,220.36	Not Applicable	4.875%	$256.98	02/xx/2009	Financial Hardship	As per the review of the updated title report dated 04/xx/2024 the subject mortgage was originated on xx There is a civil judgment found against the borrower in favor of xx The 1st installment of combined taxes for 2020 was paid in the amount of $675.98 on 02/xx/2024. The 2nd installment of combined taxes for 2020 was paid in the amount of $640.24 on 02/xx/2024. The annual county taxes for 2024 were paid in the amount of $562.39 on 02/xx/2024. The annual xx taxes for 2023 were paid in the amount of $191.80 on 02/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history as of 3/xx/2024, the borrower is current with the loan and the next due date for the regular payment is 7/xx/2024. The last payment was received on 3/xx/2024 in the amount of P&I $561.60 which was applied to the due date of 6/xx/2024. The current rate of interest is 4.80%. The current UPB is $xx.	Collections Comments:As per the review of the collection comments, the current status of the loan is bankruptcy.
According to the payment history as of 3/xx/2024, the borrower is current with the loan and the next due date for the regular payment is 7/xx/2024. The current UPB is $xx.
As per bankruptcy xx , the borrower’s income was impacted by COVID-19. Further details not provided.
The foreclosure was initiated in 2014 with the loan. The notice of lis pendens is located at “xx ” and was filed against the subject property with case xx  which was recorded on xx . The judgment of foreclosure and sale date was entered on 03/xx/2017 in the amount of $ xx  which is located at xx ”. As per the order discontinuing action document located at “xx ”, all foreclosure activity was canceled on 09/xx/2022. Further details not provided.
According to the xx  the borrowers xx ” filed for bankruptcy under Chapter 13 with casexx
As per the BPO document dated 7/xx/2023 located at "xx ," the subject property needs repair on scraping and painting around the trim and has some missing shingles on the roof. The estimated cost of repair was $xx. Unable to determine the current status of the repair. The subject property was vacant on 7/xx/2023.

Foreclosure Comments:The foreclosure was initiated in 2014 with the loan. The notice of lis pendens is located at “xx ” and was filed against the subject property with case xx . The judgment of foreclosure and sale date was entered on xx . As per the order discontinuing action document located at “xx
Bankruptcy Comments:According to the xx the borrowers “xx As per voluntary petition schedule D xx, the amount of the claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. The unsecured portion is $xx. The POC (xx was filed by the creditor xx for the secured claim amount of $xx and the amount of arrearage is $xx. The plan was confirmed on 07/xx/2019. The borrower shall pay $675.00 per month for 60 months to the trustee under the Chapter 13 plan. Chapter 13 was confirmed on xx has an allowed secured claim, in the amount of $xx, for the subject mortgage at 4.80% interest. As per the order granting motion to value collateral and avoiding partially unsecured interest doc#83 filed on 8/xx/2019, the value of the subject property is $xx. The remaining amount of $xx has been crammed down. The last bankruptcy was filed on xx	The loan was modified on cc between the borrower and lender with the modified principal balance of $xx with interest rate 4.875% which steps up in 2 steps ending at 6.24%. The borrower promises to pay the monthly P&I of $256.98 beginning on 02/xx/2009 and the maturity date is 1/xx/2049.	1-4 Family Rider Credit Application Notice of Servicing Transfer Origination Appraisal	Field: Current Bankruptcy Case Number Loan Value: xx Tape Value: Chapter13 |---| |----| Comment: The xx Tape Source: Initial Tape Type:
Field: Current Legal Status   Loan Value: Bankruptcy-Current   Tape Value: Bankruptcy   Variance:    Variance %:    Comment: BK current.   Tape Source: Initial   Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: xx   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: FC was cancled.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 12/xx/2008   Tape Value: 8/xx/2022   Variance: -  xx   Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: Unavailable   Tape Value: $60000.00   Variance:    Variance %:    Comment: Appraisal doc is missing.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: Unavailable   Tape Value: 104.562%   Variance:    Variance %:    Comment: Appraisal doc is missing.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: Unavailable   xx
Field: Payment History String   Loan Value: 000032121321111010114444   Tape Value: 999999221212221231212300   Variance:    Variance %:    Comment: The PH string is 000032121321111010114444.   Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Term Months   Loan Value: Not Applicable   Tape Value: 12   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Stated Maturity Date Loan Value: 1/xx/2049 Tape Value: 7/xx/2026 Variance: 8220 (Days) Variance %: Comment: The maturity date per note is 8/xx/2018. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "The final 1003 application is missing from the loan documents."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Loan failed Late Fees Test due to fee charged 5.000% fee exceeds threshold of 2.000% over by +3.000%.  Loan failed grace period test due to grace period allowed of 10 days is 5 days less than minimum grace period of 15 days as per state regulations."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan documents. xx search shows an estimated value of $216K. Current UPB is $13K."
* Missing required 1-4 family rider (Lvl 2)     "The subject property is 2 family. The 1-4 family rider is missing from the loan files."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan file."
* ROR not hand dated by borrower(s) (Lvl 2)     "The ROR document is not hand dated by the borrowers."
																																																																																								* TIL not hand dated (Lvl 2) "Final TIL is not executed by the borrower."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			Unavailable	666
7480084	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,333.20	04/xx/2024	EF2019-1907	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,202.23	11.125%	360	xx	xx	Conventional	ARM	Purchase	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Unavailable	05/xx/2022	$164,302.44	$29,302.44	5.000%	$724.71	05/xx/2022	Financial Hardship	According to the updated title report dated 4/xx/2024, the subject mortgage was originated on xx .
There are two civil judgments against the borrower in the amount of $xx in favor of 'xx
The combined school taxes for 2023-2024 are paid in the amount of $xx.
No prior year’s delinquent taxes have been found.
According to the payment history as of 4/xx/2024, the borrower is current with the loan, and the next due date is 5/xx/2024. The last payment was received on 4/xx/2024 in the amount of $724.71 and was applied to the due date of 4/xx/2024. The monthly P&I is $724.71, and the interest rate is 5.00%. The current UPB is $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 4/xx/2024, the borrower is current with the loan, and the next due date is 5/xx/2024. The current UPB is $xx.
No evidence of damage or repair has been found.
No record of a post-closing bankruptcy filed by the borrower has been found.
The foreclosure was initiated in 2019. As per the updated title report dated 4/xx/2024, the lis pendens was filed on xx comment dated 4/xx/2022 shows that FC was put on hold due to loss mitigation, and the loan was modified on 5/xx/2022. The foreclosure hold ended on xx  The foreclosure was cancelled. Further details were not found.

Foreclosure Comments:The foreclosure was initiated in 2019. As per the updated title report dated 4/xx/2024, the lis pendens was filed on xx  A comment dated 4/xx/2022 shows that FC was put on hold due to loss mitigation, and the loan was modified on xx . The foreclosure was cancelled. Further details were not found.
Bankruptcy Comments:Not Applicable	The loan was modified between the borrower "xx with the new UPB of $xx, and there is a deferred amount of $xx. The interest-bearing amount is $xx. The borrower promised to pay principal and interest in the amount of $724.71 at a rate of 5.00%. The new maturity date is 5/xx/2052.	Credit Application Credit Report Final Truth in Lending Discl. HUD-1 Closing Statement Initial Escrow Acct Disclosure Loan Program Info Disclosure Notice of Servicing Transfer Origination Appraisal	Field: Current Value Loan Value: Not Applicable Tape Value: $xx |---| |----| Comment: Current value not applicable. Tape Source: Initial Tape Type:
Field: Interest Paid Through Date   Loan Value: 12/xx/2023   Tape Value: 4/xx/2024   Variance: -118 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: $1202.23   Tape Value: $724.71   Variance: $477.52   Variance %: 65.89118%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate   Loan Value: 11.12500%   Tape Value: 5.00000%   Variance: 6.12500%   Variance %: 6.12500%   Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 and itemization, estimated HUD is missing from the loan file."	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The loan is ARM and loan program disclosure is missing from the loan files."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Missing credit report (Lvl 2)     "Credit report is missing in the loan file."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer document is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed:Unavailable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Number:Unavailable Total Amount: Last Date:	Unavailable				Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed:Not Applicable Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Number:Not Applicable Total Amount: Last Date:	Not Applicable	Not Applicable	Not Applicable	Not Applicable
16790845	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,533.25	04/xx/2024	Unavailable	No	Loss Mitigation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$6,179.54	8.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Mid Rise Condo (5-8 Stories)	xx	xx	Investor	Yes	Yes	No	763	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 4/xx/2024, the subject mortgage was originated on xx No active liens or judgments have been found against the borrower or subject property. The annual county taxes for 2023 were paid in the amount of $xx. No prior year’s delinquent taxes have been found.	According to the latest payment history as of 4/xx/2024, the borrower is current with the loan and the next due date is 5/xx/2024. The last payment was received on 4/xx/2024 in the amount of $xx which was applied to the due date of 4/xx/2024. The unpaid principal balance is $xx. The current P&I is $xx and the interest rate is 8.625%.	Collections Comments:The loan is currently performing and the next due date is 5/xx/2024.
The last payment was received on 4/xx/2024 in the amount of $xx which was applied to the due date of 4/xx/2024. The unpaid principal balance is $xx.
The loan has not been modified.
As per the comment dated 1/xx/2024, the foreclosure was initiated in 2024. As per the comment dated 1/xx/2024, the foreclosure was closed and the loan has been reinstated.
The borrower did not file bankruptcy.
As per the comment dated 1/xx/2024, the subject property is investment.
No comment pertaining to the damage to the subject property has been observed.
xx

Foreclosure Comments:As per the comment dated 1/xx/2024, the foreclosure was initiated in 2024. As per the comment dated 1/xx/2024, the foreclosure was closed and the loan has been reinstated.
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Debt Service Coverage Ratio (DSCR) Loan Value: 1.44 Tape Value: 1.18 |---| 0.26 |----| 22.03389% Comment: Debt Service Coverage Ratio (DSCR) is 1.29 Tape Source: Initial Tape Type: Field: Subject Property Type Loan Value: xx Tape Source: xx Tape Type:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			778	Not Applicable
6485388	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,462.09	04/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,166.21	8.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	734	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 04/xx/2024, the subject mortgage was originated on xx No active judgments or liens have been found. The annual installments of county taxes for 2023 have been paid in the amount of $xx on 11/xx/2023. No prior year’s delinquent taxes have been found.	According to payment history as of 4/xx/2024, the borrower is current with the loan, and the next due date is 5/xx/2024. The last payment was received on 4/xx/2024 in the amount of $xx (PITI), which was applied for the due date of 4/xx/2024. The current P&I is $xx with an interest rate of 8.375%. The current UPB reflected as per the payment history is $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.
According to payment history as of 4/xx/2024, the borrower is current with the loan, and the next due date is 5/xx/2024. The current UPB is $xx.
Unable to determine the current condition and occupancy of the subject property.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
Borrower employment details are not available. Subject loan is NOO. Borrower was qualified using the xx  of the subject property.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Borrower First Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: Tape Source: xx Tape Type: Field: Borrower Last Name Loan Value:xx Tape Value: Ervin Variance: Variance %: Comment: As per note borrower name is xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			771	Not Applicable
4975724	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First		$0.00	$2,694.88	04/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,028.84	4.950%	360		xx	xx		Commercial	Fixed		Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable		Not Applicable	2 Family	xx	xx	Investor	Yes	Yes	No	706	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 05/xx/2024, the subject mortgage was originated on xx No active judgments or liens have been found. 4th half city taxes for 2023 are due on 6/xx/2024 in the amount of $673.72. No prior year’s delinquent taxes have been found.	As per the review of payment history as of 4/xx/2024, the borrower is current with the loan and next due date is 5/xx/2024. The last payment was received on 4/xx/2024 in the amount of $xx which was applied for the due date of 4/xx/2024. The current P&I is $xx and PITI is $xx. The UPB is $xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 4/xx/2024, the borrower is current with the loan and next due date is 5/xx/2024. The UPB is $xx. No damages have been reported. No foreclosure activity has been found. No details related to the bankruptcy have been found. xx employment details are not available. Subject loan is NOO. xx was qualified using the xx of the subject property. Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable		Field: Borrower First Name Loan Value: Not Applicable Tape Value: xx |---| |----| Comment: xx Tape Source: xx Tape Type: Field: Borrower Last Name Loan Value: xx Field: Debt Service Coverage Ratio (DSCR) Loan Value: 3.71 Tape Value: 1.95 Variance: 1.76 Variance %: 90.25641% Comment: NA. Tape Source: Initial Tape Type: Field: Last Payment Received Date Loan Value: 4/xx/2024 Tape Value: 2/xx/2024 Variance: 48 (Days) Variance %: Comment: Tape Source: Initial Tape Type: Field: Property Address Street Loan Value: xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			754	Not Applicable
17394684	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,458.50	04/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$773.42	7.865%	360	xx	xx	Commercial	Fixed	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	809	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 5/xx/2024 shows that the subject mortgage was originated on xx No active judgments/liens have been found in the updated title report against the borrower/subject property. The first installment of city taxes for 2023 is paid in the amount of $xx on 7/xx/2023. The second installment of city taxes for 2023 is paid in the amount of $xx on 12/xx/2023. No prior year’s delinquent taxes have been found in the updated title report.	As per review of the payment history as of 4/xx/2024, the loan is performing. The last payment was received in the amount of $773.42 on 4/xx/2024 which was applied for the due date of 4/xx/2024. The next due date is 5/xx/2024. Current UPB as of date reflected in the provided payment history is $xx and current interest rate as per payment history is 7.865%.	Collections Comments:Currently, the loan is performing.
As per review of the payment history as of 4/xx/2024, the loan is performing. The last payment was received in the amount of $773.42 on 4/xx/2024. Current UPB as of date reflected in the provided payment history is $xx.
No information has been found regarding the forbearance plan.
No information has been found related to damage or repairs.
As per the seller's tape data, the subject property is owner-occupied.
The details on foreclosure and bankruptcy are not provided.
xx employment details are not available. Subject loan is NOO. xx was qualified using the xx of the subject property.
Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable			1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			810	Not Applicable
74835612	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$687.21	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$360.79	5.950%	360	xx	xx	Commercial	Fixed	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	629	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 5/xx/2024, the subject mortgage was originated on 3/xx/2022 and recorded on xx No active liens or judgments have been found against the borrower or subject property. The annual combined taxes for 2023 were paid in the amount of $477.63. The annual city taxes for 2023 were paid in the amount of $209.58. No prior year’s delinquent taxes have been found.	According to the latest payment history as of 5/xx/2024, the borrower is current with the loan and the next due date is 6/xx/2024. The last payment was received on 5/xx/2024 in the amount of $469.16 which was applied to the due date of 5/xx/2024. The unpaid principal balance is $xx. The current P&I is $360.79 and the interest rate is 5.950%.	Collections Comments:The loan is currently performing and the next due date is 6/xx/2024.
The last payment was received on 5/xx/2024 in the amount of $469.16 which was applied to the due date of 5/xx/2024. The unpaid principal balance is $xx.
The loan has not been modified.
The foreclosure was not initiated.
The borrower did not file bankruptcy.
The occupancy of the subject property is not available.
No comment pertaining to the damage to the subject property has been observed.
xx employment details are not available. Subject loan is NOO. xx was qualified using the xx of the subject property.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Borrower First Name Loan Value: Not Applicable Tape Value: xx Field: Borrower Last Name Loan Value: xx Field: Debt Service Coverage Ratio (DSCR) Loan Value: 1.68 Tape Value: 1.47 Variance: 0.21 Variance %: 14.28571% Comment: DSCR is 1.28. Tape Source: Initial Tape Type: Field: Last Payment Received Date Loan Value: 5/xx/2024 Tape Value: 4/xx/2024 Variance: 30 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			602	Not Applicable
5210964	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,659.36	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$847.94	8.285%	360	xx	xx	Commercial	Fixed	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	754	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 05/xx/2024, the subject mortgage originated on xx No active judgments or liens were found. The 2nd installment of county taxes for 2023-2024 is due in the amount of $829.68 on 11/xx/2024. No prior year’s delinquent taxes have been found.	According to the payment history tape data as of 4/xx/2024, the borrower is current with the loan and the next due date for the regular payment is 6/xx/2024. The last payment was received in the amount of PITI $xx which applied to the due date of 5/xx/2024. The current P&I is $847.94 and the current rate of interest is 8.285%. The current UPB is $xx.	Collections Comments:As per the review of the collection comments, the current status of the loan is performing.
According to the payment history tape data as of 4/xx/2024, the borrower is current with the loan and the next due date for the regular payment is 6/xx/2024. The current UPB is $xx.
The loan has not been modified since origination.
No foreclosure activity has been found.
No post-close bankruptcy record has been found.
No evidence related to the occupancy and current condition of the subject property has been found in the loan file.
xx employment details are not available. The subject loan is NOO. xx was qualified using the DSCR of the subject property.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable		Field: Borrower First Name Loan Value: Not Applicable Tape Value: xx Field: Borrower Last Name Loan Value: xx Field: Last Payment Received Date Loan Value: 5/xx/2024 Tape Value: 4/xx/2024 Variance: 30 (Days) Variance %: Comment: The last payment was received on 5/xx/2024. Tape Source: Initial Tape Type:	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			733	Not Applicable
24388278	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,222.53	04/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,606.95	6.952%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	756	731	39.324%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated 06/xx/2024, the subject mortgage was originated on xx No active judgments or liens were found. The second installment of 2024 county taxes is due on 10/xx/2024 in the amount of $2111.27. No prior year’s delinquent taxes have been found.	The PH is missing from the loan file. As per the review of the seller’s tape data as of 4/xx/2024, the borrower is current with the loan and the next due date is 5/xx/2024. As per the tape, the last payment was received on 04/xx/2024. The current P&I is $xx and the interest rate is 6.952%. The UPB per tape is $xx.	Collections Comments:Collection comments are missing from the loan file. Seller's tape data shows the loan is performing. As per the review of the seller’s tape data as of 4/xx/2024, the borrower is current with the loan and the next due date is 5/xx/2024. As per the tape, the last payment was received on 04/xx/2024. The UPB per tape is $xx. No evidence has been found regarding the current/prior foreclosure proceedings. No information has been found related to damage or repairs. xx Foreclosure Comments:Not Applicable Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 39.324% Tape Value: 66.219% |---| -26.895% |----| -26.89500% Comment: Borrower DTI Ratio Percent is 39.324% Tape Source: Initial Tape Type:
Field: Current Value   Loan Value: Not Applicable   Tape Value: $661753.00   Variance:    Variance %:    Comment: Current Value is not applicable   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: Alternative   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Secondary   Tape Value: Primary   Variance:    Variance %:    Comment: Occupancy at Origination (Property Usage Type) is Secondary   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: MMMMMMMMMMMMMMMMMMMMM   Tape Value: CCC1CCCCCCCCCCCCCCCCXXXX   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Prepayment Penalty Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Prepayment Penalty Indicator is no   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per HUD-1 Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: Purpose of Refinance Per HUD-1 is Limited Cash out Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject approved at 39.324%. Tape defect shows DTI is 66%. Further details not provided. Lender defect. Xx	* ComplianceEase Exceptions Test Failed (Lvl 3) "Loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations."
																																																																																							* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that in total cannot increase more than 10% tolerance test. LE dated 5/xx/2022 reflects Recording fee at $234.00. CD dated 6/xx/2022 reflects Recording fee at $392.00. This is an increase in fee of $134.60 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents. Subject loan is refinance case, originated on 6/xx/2022 and the 3-SOL is active."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed xx threshold test due to APR calculated 7.022% exceeds APR threshold of 6.850% over by +0.172%. Subject loan is escrowed."		Moderate	Not Covered	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:			611	659
5379030	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,734.19	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,784.08	3.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	775	675	45.339%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 1/xx/2022 shows that the subject mortgage was originated in the amount of $xx on xx
The chain of the assignment has been completed. The current assignment is with the original lender xx
No active judgments or liens have been found.
Taxes of 2021 have been paid in the amount of $xx.	According to the tape data as of 12/xx/2021, the borrower is current with the loan and the next due date for the payment is 1/xx/2022. The PITI is in the amount of $xx. The UPB reflected is in the amount of $xx.	Collections Comments:The comment history is missing from the loan file.
According to the tape data as of 12/xx/2021, the borrower is current with the loan and the next due date for the payment is 1/xx/2022. The PITI is in the amount of $xx. The UPB reflected is in the amount of $xx.
No further details have been found.
As per the final application, the borrower is working at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 8 Tape Value: 9 |---| -1 |----| -11.11111% Comment: NA. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 45.339%   Tape Value: 58.227%   Variance: -12.888%   Variance %: -12.88800%   Comment: The Borrower's income is $xx after subject loan the proposed amount $xx and all other monthly payments is $xx and total all monthly payment is $xx hence, the calculated DTI ratio is 45.339%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: 3/xx/2021   Tape Value: 3/xx/2021   Variance: 1 (Days)   Variance %:    Comment: The Note reflects the Original Note Doc Date as 03/xx/2021.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve at 45.339%. Seller tape shows Income miscalculation over using month to month lease agreement may push DTI to over 58.23%. Unable to rely on documents in file and unable to calculate ATR.

Downgraded to LVL2 because SOL is expired in March 2024."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.339%, the borrower's income was $xx and total expenses are in the amount of $xx and the loan was underwritten by LP xx and its recommendation is 'Accept' with a DTI of 45%."		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
33575989	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,319.04	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,014.13	2.250%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	No	xx	xx	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	773	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated 1/xx/2022 reflects that the subject mortgage was originated on xx
No assignment has been found. The current assignment is with the lender xx
No active liens and judgments have been found against the borrower and the property.
Annual combined taxes of 2021 have been paid on 11/xx/2021 in the amount of $xx.
No prior years delinquent taxes have been found.
According to the tape data as of 10/xx/2021, the borrower is current with the loan and the next due date for the regular payment is 11/xx/2021. Unable to determine the last payment details. The P&I is $xx and the rate of interest is 2.250%. The UPB reflected in the tape data is in the amount of $xx.	Collections Comments:The latest collection comments are missing from the loan file.
According to the tape data as of 10/xx/2021, the borrower is current with the loan and the next due date for the regular payment is 11/xx/2021.  Unable to determine the last payment details. The P&I is $xx and the rate of interest is 2.250%.  The UPB reflected in the tape data is in the amount of $xx.
No pertaining bankruptcy-related details have been found.
Unable to determine the occupancy and current condition of the subject property due to missing collection comments.
The loan was originated xx
The borrower is working for xx ; however, the borrower's employment details are not available in the final application.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing or error on the Rate Lock Mortgage Insurance	Field: Last Payment Received Date Loan Value: 7/xx/2024 Tape Value: 10/xx/2021 |---| 1005 (Days) |----| Comment: The latest PH is missing from the loan file. Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 96.475%   Tape Value: 96.480%   Variance: -0.005%   Variance %: -0.00500%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx
Field: Purpose of Refinance Per Application   Loan Value: Change in Rate/Term   Tape Value: Lower rate or term   Variance:    Variance %:    Comment: Final application reflects purpose of refinance as Change in Rate/Term.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 347 Tape Value: 348 Variance: -1 Variance %: -0.28735% Comment: Stated remaining term is 347. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 7/xx/2020 reflects Points - Loan Discount fee at $xx. However, CD dated 8/xx/2020 reflects Points - Loan Discount fee at $xx. This is an increase in fee of $314.44 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "In xx  streamline refinance loans, there should be waiting period or gap of 210 days between the first payment date of existing mortgage which is getting paid off and between the closing of our new subject loans. In this loan the waiting period is not satisfied as the first payment of existing mortgage dated 10/xx/2020 is less than 210 days from closing date of loan 8/xx/2020. Gap is of 206 days. xx is rejecting the loan."
* xx FHA or MIC missing and required (Lvl 3)     "This is a xx. Required xx  loan guaranty certificate is missing in the loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from loan documents."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated business disclosure is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
30262548	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$3,676.89	$12,029.47	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,846.30	3.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	705	766	48.599%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated 1/xx/2022 shows that the subject mortgage was originated on xx

The chain of assignment is complete.

No active judgments or liens have been found.

Annual combined/school of 2022 are due in the total amount of $xx.

2nd installment village taxes of 2021 have been past due (delinquent) in the amount of $xx which were due on 1/xx/2022 and good through till 1/xx/2022.
Review of payment history as of 1/xx/2022 shows that the borrower is current with the loan. The next due date is 2/xx/2022. The last payment was received on 1/xx/2022 in the amount of $xx which was applied for the due date 1/xx/2022. The current UPB as of the date is $xx.	Collections Comments:The current status of the loan is performing.
Review of payment history as of 1/xx/2022 shows that the borrower is current with the loan. The next due date is 2/xx/2022. The last payment was received on 1/xx/2022 in the amount of $xx which was applied for the due date 1/xx/2022. The current UPB as of the date is $xx.
No bankruptcy and foreclosure evidence has been found.
The loan was originated on xx
As per the final application, the borrower is working at xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Origination Appraisal	Field: Post-Close DTI per 1003 Loan Value: 48.599% Tape Value: 51.800% |---| -3.201% |----| -3.20100% Comment: The borrower’s income is $xx and total expenses are in the amount of $xx. So calculated DTI ratio is 48.599%. Tape Source: Initial Tape Type:
Field: Post-Close Housing Ratio per 1003 Loan Value: 40.528% Tape Value: 40.500% Variance: 0.028% Variance %: 0.02800% Comment: The borrower’s income is $xx and present primary housing expenses are in the amount of $xx. So calculated housing ratio is 40.528%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "Finance charge disclosed on final CD as $xx. Calculated finance charge is $xx for an under disclosed amount of $250.00. Reason for finance charge under disclosure is unknown as the fee itemization is missing."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial LE dated 07/xx/2021 reflects Appraisal Re-Inspection Fee at $250.00. However, Final CD dated 08/xx/2021 reflects Appraisal Re-Inspection Fee at $275.00. This is increase of charges by +$25.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve at 48.6%. Tape shows miscalculation of student loan may push DTI over 51.80%. Unable to rely on docs in file and unable to calc ATR." SOL will expire 8/xx/24 and the xx is 0X30 last 18 months."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.599%, the borrowers income is $xx and total expenses are in the amount of $xx and the loan was underwritten by DU xx		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
91453847	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,669.63	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,599.34	4.000%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	751	718	42.804%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 01/xx/2022, the subject mortgage was originated on xx

The chain of assignment has been completed. Currently the assignment is with xx

There is civil judgment against the borrower in favor of xx

Annual county taxes of 2021 have been paid in the amount of $xx on 11/xx/2021.

No prior year delinquent taxes have been found.
According to payment history as of 12/xx/2021, the borrower is current with the loan and the next due date for payment is 12/xx/2021. The last payment was received on 11/xx/2021 in the amount of $xx which was applied for due date 11/xx/2021. The current P&I is in the amount of $xx and current PITI is in the amount of $xx with an interest rate of 4.000%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to payment history, the current status of the loan is performing.

According to payment history as of 12/xx/2021, the borrower is current with the loan and the next due date for payment is 12/xx/2021. The last payment was received on 11/xx/2021 in the amount of $xx which was applied for due date 11/xx/2021. The current P&I is in the amount of $xx and current PITI is in the amount of $xx with an interest rate of 4.000%. The current UPB reflected as per the payment history is in the amount of $xx.

No comment pertaining to the damage on the subject property has been observed.

As per the final application, the borrower is working at xx

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Update:
The loan is performing.
As per the comment dated 7/xx/2024, the subject property has damaged and loss draft endorsement has been requested. No further information is available.
As per the comment dated 7/xx/2022, the UPB of $xx and the loan originated for $335,000, so it does show there was a large reduction of the principal. No more information is found regarding principal reduction.
As per the comment dated 8/xx/2022, the loan was modified effective on 6/xx/2022 with first payment of
The borrower agreed to pay the UPB of $xx with P&I of $xx (PITI $xx), and a fixed amortized type for the period starting on 6/xx/2022 and ending on 3/xx/2050.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	HUD-1 Closing Statement Missing or error on the Rate Lock	Field: Original CLTV Ratio Percent Loan Value: 79.762% Tape Value: 79.000% |---| 0.762% |----| 0.76200% Comment: Collateral Value used for Underwriting: $xx. Loan Amount: $xx. CLTV = 79.762%. Tape Source: Initial Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx
Field: Post-Close DTI per 1003   Loan Value: 42.804%   Tape Value: 42.000%   Variance: 0.804%   Variance %: 0.80400%   Comment: As per Final 1003 application post-close DTI as 42.804%.   Tape Source: Initial   Tape Type:
Field: Post-Close Housing Ratio per 1003 Loan Value: 31.733% Tape Value: 32.000% Variance: -0.267% Variance %: -0.26700% Comment: As per Final 1003 application post-close housing ratio as 31.733%. Tape Source: Initial Tape Type:	3: Curable	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final closing disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 42%. Tape shows SE income discrepancy resulted in repurchase. Details provided in tape were not clear. Elevating for client review as we are unable to rely on documents in file and unable to calculate ATR."

																																																																																								Downgraded to LVL2 because SOL is expired in 2023."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
5672709	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,726.49	2.250%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	660	37.979%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated 2/xx/2022 reflects that the subject mortgage was originated on xx
The current assignment is with the lender xx
No active liens and judgments have been found.
The tax report is not available.
According to a review of the payment history as of 1/xx/2022, the borrower is performing with the loan and the next due date for the regular payment is 2/xx/2022. The last payment was received on 12/xx/2021 total in the amount of PITI $xx which includes P&I $xx with the rate of interest of 2.250%, which was applied for the due date of 1/xx/2021. The UPB reflected in the latest payment history is in the amount of $xx.	Collections Comments:According to the review of the servicing comments, the borrower is performing with the loan.
According to a review of the payment history as of 1/xx/2022, the borrower is performing with the loan and the next due date for the regular payment is 2/xx/2022.  The last payment was received on 12/xx/2021 total in the amount of PITI $xx which includes P&I $xx with the rate of interest of 2.250%, which was applied for the due date of 1/xx/2021.  The UPB reflected in the latest payment history is in the amount of $xx.
No modification, forbearance details are available in recent collections comments.
No foreclosure activity has been found.
No details pertaining to the bankruptcy have been found.
No evidence related to occupancy and the current condition of the subject property has been found in the available months of servicing comments. No comment pertaining to the damage on the subject property has been observed.
As per the final application, the borrower is working at xx
Update:
No any additional information found in recent collection comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	Field: xx MIN Number Loan Value: xx
Field: Original CLTV Ratio Percent   Loan Value: 98.189%   Tape Value: 96.500%   Variance: 1.689%   Variance %: 1.68900%   Comment: Collateral Value used for Underwriting:$xx. Amount of Secondary Lien(s):0.00 . Loan Amount: $xxLTV =98.189%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx
Field: Stated Remaining Term Loan Value: 355 Tape Value: 356 Variance: -1 Variance %: -0.28089% Comment: Stated remaining term reflects 355. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan failed FHA QM Safe Harbor Test threshold test due to APR calculated 3.343% Exceeds APR threshold of 5.060% Over By +1.717%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged $xx Exceeds Fees threshold of $xx Over by +$xx. The below fees were included in the test:

Mortgage Broker Fee (Indirect) $xx
Points - Loan Discount Fee paid by Borrower: $xx
Underwriting Fee paid by Borrower: $xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase decrease test.  Initial CD dated 6/xx/2021 reflects Non-Specific Lender Credits fee at $728.54. However, CD dated 7/xx/2021 does not reflect
Non-Specific Lender Credits fee at $0.00. This is decrease in fee of $728.54 for charges that cannot decrease. Valid COC for the decrease in NSLC is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $ $xx Exceeds Fees threshold of $xx Over by +$xx. The below fees were included in the test:

Mortgage Broker Fee (Indirect) $xx
Points - Loan Discount Fee paid by Borrower: $xx
Underwriting Fee paid by Borrower: $xx"
* xx FHA or MIC missing and required (Lvl 3)     "Mortgage insurance certificate is missing from the loan documents."
* Rebuttable Presumption - defined by loan findings (Lvl 3)     "Loan failed the FHA QM Rebuttable Presumption test due to Fees Charged: $xx Fees Threshold : $xx Over by +$xx. The following fees were included in the test:

Mortgage Broker Fee (Indirect) $xx
Points - Loan Discount Fee paid by Borrower: $xx
																																																																																							Underwriting Fee paid by Borrower: $xx"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) ""Subject approved at 37.98%. Tape shows student loan debt was in default; impact on DTI not provided. Unable to rely on docs in file and unable to calc ATR. SOL has expired on 7/xx/24 and the xx is 0X30 last 18 months."		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
41191495	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$6,220.96	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,422.97	4.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	697	Not Applicable	36.208%	First	Final policy	Not Applicable	Not Applicable	04/xx/2021	$289,573.08	Not Applicable	2.875%	$1,015.87	05/xx/2021	Financial Hardship	The review of the updated title report dated 01/xx/2022 reflects that the subject mortgage was originated on xx
The chain of the assignment has been completed. Currently, the mortgage assignment is with xx
No active liens and judgments have been found against the borrower and the property.
 No prior year’s delinquent taxes have been found.

According to a review of the payment history as of 12/xx/2021, the borrower is current with the loan and the next due date for the regular payment is 1/xx/2022. The last payment was received on 12/xx/2021 total in the amount of PITI $xx which includes P&I $xx, which was applied for the due date of 12/xx/2021. The UPB reflected in the latest payment history is in the amount of $xx.	Collections Comments:According to the review of the servicing comments, the current status of loan is performing. As per the payment history as of 12/xx/2021, the borrower is current with the loan and the next due date for the regular payment is 1/xx/2022. The UPB reflected in the latest payment history is in the amount of $xx.
As per servicing comment dated 4/xx/2020, borrower’s income impacted by xx
The borrower xx
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	According to the modification, the loan was modified on xx The new modified principal balance as per modification is in the amount of $xx with interest rate starting at 2.875% and the borrower promises to pay P&I in the amount of $xx beginning from 5/xx/2021. The maturity date as per modification is 4/xx/2061. This loan was modified once.	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 36.208% Tape Value: 95.015% |---| -58.807% |----| -58.80700% Comment: Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 29.195%   Tape Value: 76.611%   Variance: -47.416%   Variance %: -47.41600%   Comment:    Tape Source: Initial   Tape Type:
Field: MERS MIN Number   Loan Value: xx
Field: Stated Maturity Date Loan Value: 4/xx/2061 Tape Value: 11/xx/2049 Variance: 4169 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan fails qualified mortgage lending policy points and fees test due to fees charged $xx fees threshold $xx over By +$365.65.
The below fees were included in the test
Loan origination fee paid by borrower: $xx
Underwriting fee paid by borrower: $995.00"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID Violation due to decrease in lender credit on closing disclosure dated 10/xx/2019. Initial LE dated 10/xx/2019 reflects lender credit at $xx. However, revised CD dated 10/xx/2019 reflects lender credit at $xx. This is decrease of $657.03 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan Fails GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $xx fees threshold $xx over By +$365.65.
The below fees were included in the test

Loan origination fee paid by borrower: $xx
Underwriting fee paid by borrower: $995.00"
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve at 36.21%. Tape shows xx misrepresented income and employment which may push DTI to over 95.015%. Borrower defect, unable to rely on docs in file and unable to calc ATR. There is a 3 year SOL from date of origination."		Moderate	Pass	Pass	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
66116354	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$10,074.88	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,719.93	2.999%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	770	749	49.572%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 01/xx/2022, the subject mortgage was originated on xx

There is no chain of assignment as the subject mortgage is with the original lender.

No active judgments or liens have been found against the borrower/subject property.

Combined 1st and 2nd installment taxes of 2022 are due in the amount of $xx on 02/xx/2022 and $xx on 08/xx/2022.

School 2nd installment taxes of 2021-2022 are due in the amount of $xx on 05/xx/2022. No prior year’s delinquent taxes have been found.	According to the payment history as of 01/xx/2022, the borrower is current with the loan. The last payment was received on 12/xx/2021 which was applied to 01/xx/2022. The next due date for payment is 02/xx/2022. The borrower pays the P&I in the amount of $xx and PITI in the amount of $xx. The current UPB reflected is in the amount of $xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing. According to the payment history as of 01/xx/2022, the borrower is current with the loan. The next due date for payment is 02/xx/2022. The current UPB reflected is in the amount of $xx. No comments have been found regarding the borrower’s income being impacted due to the covid-19 pandemic. No comments have been found regarding the subject property condition. As per the final loan application, the borrower is working at xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 49.572% Tape Value: 56.469% |---| -6.897% |----| -6.89700% Comment: As per Tape data, Post Close DTI is 56.469% However Final Application documents reflects as 49.572%. Tape Source: Initial Tape Type:
Field: MERS MIN Number Loan Value: xx	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan failed qualified mortgage lending policy points and fees test due to fees charged $xx exceeds fees threshold $xx. Over by +$418.84 .
The below fees were included in the test:

Mortgage broker fee paid by borrower: $xx
Underwriting fee paid by borrower: $xx"
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed lender credit that cannot decrease test. Revised LE dated 09/xx/2021 reflects non-specific lender credit at $xx. However, final CD dated 09/xx/2021 reflects non-specific lender credit at $xx. This is decrease of $xx for charges that cannot decrease. Valid COC for the decrease in NSLC is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed GSE (Fannie Mae public guidelines) QM points and fees test due to fees charged $xx exceeds fees threshold $xx. Over by +$418.84.
The below fees were included in the test:

Mortgage broker fee paid by borrower: $xx
Underwriting fee paid by borrower: $xx"
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 49.57%. Tape shows DTI at 56.469% and AUS invalid. Further details not provided. Unable to rely on docs in file and unable to calc ATR.

SOL will expire on 09/xx/2024 and the xx is 0 times 30 last 18 months."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.572%. The borrowers' total income is $xx and total expenses are in the amount of $xx. The loan is underwritten using DU xx		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
54715955	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$4,084.18	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,554.19	3.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	4 Family	xx	xx	Investor	Yes	Yes	No	795	795	31.556%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report, the subject mortgage was originated on xx
LLC.
Chain of assignment has been completed. Currently, the mortgage is with xx
There is a water/sewer lien in the amount of $683.04 in the favor of xx
1st installment taxes for 2021 have been paid in the amount of $2042.09.
2nd installment taxes for 2021 have been paid in the amount of $2042.09. No prior year delinquent taxes have been found.
As per the review of the payment history, the borrower has been delinquent for 30+days and the next payment is due for 11/xx/2021. The last payment was received on 10/xx/2021 in the amount of $xx which was applied for 10/xx/2021. The P&I is $xx and PITI is $xx. The UPB is $xx.	Collections Comments:The loan is currently in collections and the next payment is due for 11/xx/2021. The last payment was received on 10/xx/2021 in the amount of $xx which was applied for 10/xx/2021. No records for foreclosure and bankruptcy has been found.
As per the comment dated 10/xx/2021, the borrower’s income was impacted by Covid. The Fb plan was offered that began from xx  in the amount of $3569.75. No further details have been found.
The borrower xx

Update
No any additional information found in recent collection comments
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 31.556% Tape Value: 39.945% |---| -8.389% |----| -8.38900% Comment: The borrower’s income is $xx and total expenses are in the amount of $12.199.08. So calculated DTI ratio is 35.990%. Tape Source: Initial Tape Type:
Field: Does Lender xx Require xx   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: xx    Tape Source: Initial   Tape Type:
Field: MERS MIN Number Loan Value: xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Subject approved as NOO. Seller tape shows loan entered forbearance prior to delivery to investor."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
74637595	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,018.71	04/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,688.81	3.375%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	28.880%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title dated 2/xx/2022 shows that subject mortgage was originated on xx
No assignment of mortgage has been found. The mortgage is with lender, xx
No active judgments or liens have been found.
Property taxes of 2021 are paid in installments. The last installment was paid on 8/xx/2021 in the amount of $5018.71.
Payment history tape data as of 1/xx/2022 shows that loan is due for 10/xx/2021 payment. The last payment details are not available in the payment history. Current UPB is $xx and interest rate is 3.375. The P&I is $1688.81 and PITI is $2187.35. The borrower is 3 months past due with the loan.	Collections Comments:Current status of the loan is collection. Payment history tape data as of 1/xx/2022 shows that loan is due for 10/xx/2021 payment. The last payment details are not available in the payment history. Current UPB is $xx and interest rate is 3.375. The P&I is $1688.81 and PITI is $2187.35. The borrower is 3 months past due with the loan.
As per comment dated 10/xx/2021, the RFD is curtailment of income due to Covid 19 pandemic.  The 6 months Covid FB plan was approved for the borrower on 10/xx/2021 and will continue till 3/xx/2022.
No post-closing BK records have been found.
As per 1003, the borrower is working as a xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Notice of Servicing Transfer	Field: Borrower DTI Ratio Percent Loan Value: 28.880% Tape Value: 44.752% |---| -15.872% |----| -15.87200% Comment: Borrower DTI ratio percent is 28.813% Tape Source: Initial Tape Type:
Field: Does Lender xx ?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 0.000%   Tape Value: 21.360%   Variance: -21.360%   Variance %: -21.36000%   Comment: Housing ratio per U/W is 0%   Tape Source: Initial   Tape Type:
																																																																																				Field: MERS MIN Number Loan Value: xx:	3: Curable		* Loan does not conform to program guidelines (Lvl 3) "Provided seller’s tape is showing an alert that the subject NOO loan was originated on xx	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
411434	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,962.00	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$843.48	2.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	48.971%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 2/xx/2022, the subject mortgage was originated on xx

The chain of assignment has not been completed; currently, the assignment is with xx

No active judgments or liens have been found against the borrower.

1st and 2nd installment county taxes of 2021 have been paid on 5/xx/2021 & 10/xx/2021 in the amount of $xx.
According to the payment history as of 1/xx/2022, the current status of the loan is performing. The last payment was received on 12/xx/2021 which was applied for the due date of 12/xx/2021 and the next due date for payment is 1/xx/2022. The P&I is in the amount of $843.48 and PITI is in the amount of $xx. The UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 1/xx/2022, the last payment was received on 12/xx/2021 which was applied for the due date of 12/xx/2021 and the next due date for payment is 1/xx/2022. The P&I is in the amount of $843.48 and PITI is in the amount of $xx. The UPB reflected as per the payment history is in the amount of $xx.
Borrower employment details are not available.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Origination Appraisal	Field: Does Lender xx Loan Value: Not Applicable Tape Value: No |---| |----| Comment: xx Tape Source: Initial Tape Type:
Field: MERS MIN Number   Loan Value: xx
Field: Original Appraised Value   Loan Value: xx
Field: Original CLTV Ratio Percent   Loan Value: 78.798%   Tape Value: 99.171%   Variance: -20.373%   Variance %: -20.37300%   Comment: Collateral value used for underwriting: $xx. Loan amount: $xx. CLTV = 78.798%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value:xx . Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "Loan fails Qualified Mortgage Lending Policy points and fees test due to Fees charged $xx exceeds fees threshold of $xx over by +$154.48.
The below fees were included in the test:

Points - Loan Discount Fee paid by Borrower: $xx
Processing Fee paid by Borrower: $xx"
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $xx exceeds fees threshold of $xx over by +$154.48.
The below fees were included in the test:

Points - Loan Discount Fee paid by Borrower: $xx
Processing Fee paid by Borrower: $xx"
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows automated collateral evaluation (ACE) requirements were not met."
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from loan file."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.971% as the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by LP xx		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
95504104	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,883.65	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,392.60	3.375%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	41.788%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 01/xx/2022, the subject mortgage was originated on xx

The chain of assignment has been completed. Currently the assignment is with xx
No active judgments or liens have been found.

Annual county taxes of 2021 have been paid in the amount of $xx on 12/xx/2021.

No prior year delinquent taxes have been found.
According to payment history as of 1/xx/2022, the borrower is current with the loan and the next due date for payment is 2/xx/2022. The last payment was received on 12/xx/2021 in the amount of $xx which was applied for due date 1/xx/2022. The current P&I is in the amount of $xx and current PITI is in the amount of $xx with an interest rate of 3.375%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of 1/xx/2022, the borrower is current with the loan and the next due date for payment is 2/xx/2022. The last payment was received on 12/xx/2021 in the amount of $xx which was applied for due date 1/xx/2022. The current P&I is in the amount of $xx and current PITI is in the amount of $xx with an interest rate of 3.375%. The current UPB reflected as per the payment history is in the amount of $xx.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

As per final application, the borrower xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Missing Initial Closing Disclosure Missing or error on the Rate Lock Notice of Servicing Transfer	Field: Age of Loan Loan Value: 5 Tape Value: 6 |---| -1 |----| -16.66666% Comment: N/A. Tape Source: Initial Tape Type:
Field: Does Lender xx   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Appraised Value Loan Value: xx	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "ComplianceEase did not test TRID tolerance test since an initial CD dated 06/xx/2021 is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow account disclosure is missing from the loan file."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure dated 06/xx/2021 is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 3)     "Notice of servicing transfer disclosure is missing from the loan file."
																																																																																							* Revised Loan Estimate is missing (Lvl 3) "The subject loan was originated on 07/xx/21. The revised LE dated 05/xx/2021) and the CDs dated 06/xx/2021, 07/xx/2021, 07/xx/2021, 07/xx/2021, 07/xx/2021 are missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) ""The subject loan was approved at the DTI of 41.788%. Tape shows multiple underwriting errors including xx SE income materially miscalculated and did not include debts from 3 accounts. Further details not provided. Unable to rely on the documents in the loan file and unable to calculate ATR. SOL has expired on 7/xx/24 and the xx is 0X30 last 18 months."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
88659447	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,472.66	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,004.13	2.625%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	43.675%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 02/xx/2022, the subject mortgage was originated on xx

The chain of assignment has been completed. Currently the assignment is with xx

There is a xx  against the borrower in favor of xx

Annual combined taxes of 2021 have been paid in the amount of $xx on 11/xx/2021.

No prior year delinquent taxes have been found.
According to payment history as of 2/xx/2022, the borrower is current with the loan and the next due date for payment is 3/xx/2022. The last payment was received on 1/xx/2022 in the amount of $xx which was applied for due date 2/xx/2022. The current P&I is in the amount of $xx and current PITI is in the amount of $xx with an interest rate of 2.625%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of 2/xx/2022, the borrower is current with the loan and the next due date for payment is 3/xx/2022. The last payment was received on 1/xx/2022 in the amount of $xx which was applied for due date 2/xx/2022. The current P&I is in the amount of $xx and current PITI is in the amount of $xx with an interest rate of 2.625%. The current UPB reflected as per the payment history is in the amount of $xx.

As per final application, the borrower is working at xx

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Notice of Servicing Transfer	Field: Age of Loan Loan Value: 3 Tape Value: 5 |---| -2 |----| -40.00000% Comment: Age of loan is 3. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 43.675%   Tape Value: 54.375%   Variance: -10.700%   Variance %: -10.70000%   Comment: Borrower DTI ratio is 43.675%.   Tape Source: Initial   Tape Type:
Field: Does Lender xx?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Appraisal Date   Loan Value: 6/xx/2021   Tape Value: 7/xx/2021   Variance: -30 (Days)   Variance %:    Comment: Original appraisal date is 6/xx/2021.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: 6/xx/2021 Tape Value: 6/xx/2021 Variance: -5 (Days) Variance %: Comment: Original note date is 6/xx/2021. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Exceptions Test Failed (Lvl 3) "1. This loan failed the reimbursement amount validation test. The loan failed one or more tolerance tests and did not provide a reimbursement amount. This information is necessary in order to correctly perform reimbursement calculations.

2. This loan failed the closing or reimbursement date validation test. The loan failed one or more tolerance tests and did not provide either a reimbursement date or a consummation date (or closing / settlement date)."
* ComplianceEase TILA Test Failed (Lvl 3)     "This loan failed the TILA foreclosure rescission finance charge test. The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $35."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "1. This loan failed the charges that cannot increase test. Missing valid COC for a total fee increased of $600.00 on final CD dated 07/xx/2021. There is a total fee increased of $600.00 for a non-shoppable fee which exceeded the 0% tolerance for non-shoppable fees.

2. This loan failed the lender credit that cannot decrease test. Missing a valid COC for a non-specific lender credit decreased in the amount of $99.00 on the final CD dated 07/xx/2021."
* Loan does not conform to program guidelines (Lvl 3)     "The subject loan was approved at the DTI of 43.675%. Provided seller’s tape is showing an alert that the new car loan was taken after the funding which pushes DTI to 54.375%."
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Notice of servicing transfer disclosure is missing from the loan file."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.67% as the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by AUS/DU xx		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
63715574	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,242.95	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$648.93	3.625%	180	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	37.612%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 01/xx/2022, the subject mortgage was originated on xx

The chain of assignment has been completed. Currently the assignment is with xx
No active judgments or liens have been found.

1st, 2nd, 3rd and 4th town taxes of 2021 have been paid in the amount of $xx.

1st and 2nd town taxes of 2022 have been due in the amount of $xx.

No prior year delinquent taxes have been found.
According to payment history as of 2/xx/2022, the borrower is current with the loan and the next due date for payment is 3/xx/2022. The last payment was received on 2/xx/2022 in the amount of $648.93 which was applied for due date 2/xx/2022. The current P&I is in the amount of $648.93 with an interest rate of 3.625%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of 2/xx/2022, the borrower is current with the loan and the next due date for payment is 3/xx/2022. The last payment was received on 2/xx/2022 in the amount of $648.93 which was applied for due date 2/xx/2022. The current P&I is in the amount of $648.93 with an interest rate of 3.625%. The current UPB reflected as per the payment history is in the amount of $xx.

Unable to confirm the current employment details from available documents and collection comments.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS	Field: Age of Loan Loan Value: 9 Tape Value: 10 |---| -1 |----| -10.00000% Comment: Age of loan is 9. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 37.612%   Tape Value: 66.000%   Variance: -28.388%   Variance %: -28.38800%   Comment: Borrower DTI ratio is 37.612%.   Tape Source: Initial   Tape Type:
Field: Does Lender xx   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: 12/xx/2020 Tape Value: 12/xx/2020 Variance: -1 (Days) xx %: Comment: Original note date is 12/xx/2020. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Subject is NOO. Subject approved at 37.612%. Seller defect shows undisclosed mortgage on another property causing may push DTI over 66%."
																																																																																							* Missing DU/GUS/AUS as required by guidelines (Lvl 3) "AUS is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4905043	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,163.98	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,320.17	2.750%	360	xx	xx	VA	Fixed	Refinance	xx	xx	Streamline Refinance	Not Applicable	xx	xx	Unavailable	Not Applicable	PUD	Not Applicable	Not Applicable	Primary	No	Not Applicable	Unavailable	790	788	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 02/xx/2022, the subject mortgage was originated on xx
There is civil judgment recorded on 06/xx/2020 for the amount of $0.00 in the favor of xx
County taxes for the year 2021 have been paid for the amount of $3163.98. No prior year tax delinquency has been found.
According to the payment history as of dated 02/xx/2022, the borrower is regular with the payment and the next due date is 03/xx/2022. The last payment was received on 02/xx/2022 for the amount of $1728.21(PITI). The monthly P&I is in the amount of $1320.17 with an interest rate of 2.750%. The current UPB is reflected in PH for the amount of $xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of dated 02/xx/2022, the borrower is regular with the payment and the next due date is 03/xx/2022. The last payment was received on 02/xx/2022 for the amount of $1728.21(PITI). The monthly P&I is in the amount of $1320.17 with an interest rate of 2.750%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. The borrower employment details are not available.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Flood Certificate Initial Escrow Acct Disclosure Missing or error on the Rate Lock Right of Rescission	Field: Age of Loan Loan Value: 17 Tape Value: 19 |---| -2 |----| -10.52631% Comment: As per Tape data, age of loan is 19.However it reflects 17. Tape Source: Initial Tape Type:
Field: Does Lender xx   Loan Value: Not Applicable   Tape Value: Yes   Variance:    Variance %:    Comment: xx
Field: Original Appraised Value   Loan Value: Not Applicable   Tape Value: $xx   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: 7/xx/2020   Tape Value: 7/xx/2020   Variance: -6 (Days)   Variance %:    Comment: xx
Field: Purpose of Refinance Per Application Loan Value: Change in Rate/Term Tape Value: No Cash-Out Variance: Variance %: Comment: As per Tape data, Purpose of Refinance is No Cash - Out However Final Application documents reflect a Change in Rate/Term. Tape Source: Initial Tape Type:	3: Curable	* Application Missing (Lvl 3) "Final loan application is missing from the loan documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "Missing valid COC for a fee increase on CD dated 07/xx/2020. LE dated 05/xx/2020 does not reflects points - loan discount fee; however, CD dated 07/xx/2020 reflects points - loan discount fee at $xx. This is a fee increase of $xx for a non-shoppable fee which exceeds the 0% tolerance for non-shoppable fees."
* ComplianceEase TILA Test Failed (Lvl 3)     "Finance charge disclosed on final CD as $xx. Calculated finance charge is $xx for an under disclosed amount of $295.00.  Reason for finance charge under disclosure is unknown."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "TRID violation due to decrease in lender credit on closing disclosure dated 07/xx/2020. Initial LE dated 05/xx/2020 reflects lender credit at $3.00, however, CD dated 07/xx/2020 reflects lender credit at $0.00. This is decrease of $3.00 for fee which has 0% tolerance test. Valid COC for the decrease in NSLC is missing from the loan document."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3)     "Initial escrow disclosure/escrow waiver is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Borrower's intent to proceed is missing from the loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows, loan does not meet xx   guideline of 210 day rule."
* Loan officer signature missing on final xx Addendum to Uniform Residential Loan Application. Please provide a copy to satisfy this condition. (Lvl 3)     "Final xx addendum is missing from the loan documents."
* Missing flood cert (Lvl 3)     "Flood certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "List of service providers is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "Affiliate business disclosure is missing from the loan documents."
* Right of Rescission missing or unexecuted (Lvl 3)     "Right of rescission signed by borrower is missing from the loan documents."
																																																																																							* VA Disclosures (Lvl 3) "VA loan guaranty, VA loan analysis, VA certificate of eligibility and VA loan summary is missing from the loan documents."		* Settlement date is different from note date (Lvl 1) "Final CD reflects closing date as 07/xx/2020. Notary's signature date on the mortgage/deed of trust is 07/xx/2020. Note date is 07/xx/2020."	Moderate	Pass	Fail	No Result	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
68459377	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,057.68	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$990.22	5.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	No	625	Not Applicable	48.075%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 2/xx/2022, the subject mortgage was originated on xx

The chain of assignment has been completed. Currently, the assignment is with On xx

There is civil judgment against the borrower in the favor of xx  in the amount of $xx.
1st and 2nd installment county taxes of 2022 are due on 4/xx/2022 & 10/xx/2022 in the amount of $xx.
According to the seller’s tape data as of 2/xx/2022, the borrower is delinquent for a month. The last payment was received on 12/xx/2021 which was applied for the due date of 12/xx/2021 and the next due date for payment is 1/xx/2022. The P&I is in the amount of $990.22 and PITI is in the amount of $xxhe UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:As per the comment history, the loan is in collections.
According to the seller’s tape data as of 2/xx/2022, the borrower is delinquent for a month. The last payment was received on 12/xx/2021 which was applied for the due date of 12/xx/2021 and the next due date for payment is 1/xx/2022. The P&I is in the amount of $990.22 and PITI is in the amount of $xxhe UPB reflected as per the payment history is in the amount of $xx.
As per the comment dated 3/xx/2021, the servicer approved covid deferral in the amount of $xx.
As per the comment dated 9/xx/2020, the reason for default is unemployment.
No evidence has been found regarding damage or repairs in the latest servicing comments.
As per the 1003, currently the borrower is working at the xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Flood Certificate Missing Dicsloures Missing Required Disclosures	Field: Age of Loan Loan Value: 41 Tape Value: 43 |---| -2 |----| -4.65116% Comment: xx Tape Source: Initial Tape Type:
Field: Does Lender xx   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: 6/xx/2018 Tape Value: 7/xx/2018 Variance: -2 (Days) Variance %: Comment: Original note reflects note doc date as 6/xx/2018. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "Finance charge disclosed on Final CD as $xx. Calculated Finance charge is $xx for an under disclosed amount of $127.56. Reason for Finance Charge under disclosure is unknown as the Fee Itemization is missing."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 06/xx/2018 reflects Credit Report Fee at $30.00. However, CD dated 07/xx/2018 reflects Credit Report Fee at $42.00. This is an increase in fee of $12.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Homeownership Counselling Disclosure is missing. (Lvl 3)     "Homeownership counseling disclosure is missing from loan documents."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing in loan file."
* Lost Note Affidavit (Lvl 3)     "The lost note affidavit has been found in the loan file located at “xx , which states that the original note has been misplaced or destroyed. However, the duplicate copy of note is available in the loan file."
* Missing flood cert (Lvl 3)     "Flood certificate is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Settlement services provider list is missing from the loan documents."
* Missing Required Disclosures (Lvl 3)     "Your Home loan toolkit is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3)     "The affiliated business disclosure is missing from the loan documents."
																																																																																							* Settlement date is different from note date (Lvl 3) "Final CD reflects closing date as 7/xx/2018. Notary's signature date on the Mortgage/Deed of Trust is 7/xx/2018. Note date is 6/xx/2018."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 48.075% as the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by DU xx		Moderate	Pass	Fail	No Result	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
34534229	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,529.18	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,050.02	2.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	728	Not Applicable	36.198%	First	Final policy	Not Applicable	$128,600.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 02/xx/2022 reflects that the subject mortgage was originated on xx
The chain of the assignment has been completed.
There is junior mortgage active in the favor of xx
Combined 1st and 2nd half taxes for the year of 2021 are due in the amount of $xx.
No prior year’s delinquent taxes have been found.
According to a review of the seller’s tape data payment history as of 1/xx/2022, the borrower is currently delinquent for 1 month with the loan and the next due date for the regular payment is 12/xx/2021. The last payment was received total in the amount of PITI $xx which includes P&I $xx with the rate of interest 2.625%, which was applied for the due date of 11/xx/2021. The UPB reflected in the latest payment history is in the amount of $xx.	Collections Comments:
The loan is currently in collection.
 According to a review of the seller’s tape data payment history as of 1/xx/2022, the borrower is currently delinquent for 1 month with the loan and the next due date for the regular payment is 12/xx/2021. The UPB reflected in the latest payment history is in the amount of $xx.
The borrower xx  has been working at xx
Unable to determine the occupancy and current condition of property.

Update:No any additional information found in recent collection comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 13 Tape Value: 15 |---| -2 |----| -13.33333% Comment: Note document reflects age of loan as 13 months. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 36.198%   Tape Value: 55.590%   Variance: -19.392%   Variance %: -19.39200%   Comment: Total original PITIA for debt ratios: (Real estate taxes $560.43 + Hazard insurance $183.83 + Flood insurance $00.00 + xx $00.00 + xx dues $00.00 + other debts $xx) equals $xx. Monthly income $xx. DTI reflects 36.198%.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate) Loan Value: 20.064% Tape Value: 55.590% Variance: -35.526% Variance %: -35.52600% Comment: Total original PITIA for debt ratios: (Real estate taxes $560.43 + Hazard insurance $183.83 + Flood insurance $00.00 + xx $00.00 + xx dues $00.00) equals $xx. Monthly income $xx. Housing ratio per 1003 reflects 20.064%. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 36%. Tape shows xx’s other rental income supporting documents are not provided. Unable to rely on documents in file and unable to calculate ATR.

																																																																																								Downgraded to LVL2 because SOL is expired in 2023."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
71131734	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,605.67	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,122.34	3.125%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Unavailable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	806	Not Applicable	49.395%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated 2/xx/2022, the subject mortgage was originated on xx
No assignment of mortgage has been found.
No active judgments or liens have been found.
The property taxes of 2021 are paid on 12/xx/2021 in the amount of $7605.67.	As per seller's tape data as of 1/xx/2022, the borrower is 1 month delinquent as the next due date is 12/xx/2021. The current interest rate is 3.125% and UPB is $xx. The last payment details are unable to be determined.
Collections Comments:According to seller's tape data, the loan is in collection. The next due date is 12/xx/2021.
As per review of loan file, no evidence of Covid impact on borrower's income has been found.
No evidence of damage or repairs has been found.
No records of bankruptcy and foreclosure have been found.
As per 1003, the borrower has been working at "xx
The Covid 19 attestation document is available in loan file which is located at xx

Update: No any additional information found in recent collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Transmittal (1008)	Field: Age of Loan Loan Value: 8 Tape Value: 10 |---| -2 |----| -20.00000% Comment: N/A. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 49.395%   Tape Value: 49.086%   Variance: 0.309%   Variance %: 0.30900%   Comment: The borrower's monthly income is $xx after subject loan the proposed amount $xx and total non-housing Payments is $xx. Hence, the calculated DTI ratio is 49.395%.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 0.000%   Tape Value: 49.086%   Variance: -49.086%   Variance %: -49.08600%   Comment: N/A.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: 2/xx/2021   Tape Value: 2/xx/2021   Variance: -2 (Days)   Variance %:    Comment: The note reflects the original note doc date as 2/xx/2021.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Change in Rate/Term Tape Value: No Cash-Out Variance: Variance %: Comment: N/A. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Subject loan is NOO. Tape shows refinance transaction on which borrower paid taxes and insurance within 2 months of closing. Source of funds not available to support payment of insurance ($500)."
																																																																																							* Transmittal (1008) is Missing (Lvl 3) "Final transmittal summary is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
41734507	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,345.51	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,329.11	3.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	736	708	17.877%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 02/xx/2022, the subject mortgage was originated on xx
There are no active liens and judgments found against the borrower.
Annual county taxes for the year 2021 have been paid for the amount of $2345.51. No prior year tax delinquency has been found.
According to the payment history as of dated 02/xx/2022, the borrower is regular with the payment and the next due date is 03/xx/2022. The last payment was received on 02/xx/2022 for the amount of $1788.22(PITI). The monthly P&I is in the amount of $1329.11 with an interest rate of 3.00%. The current UPB is reflected in PH for the amount of $xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of dated 02/xx/2022, the borrower is regular with the payment and the next due date is 03/xx/2022. The last payment was received on 02/xx/2022 for the amount of $1788.22(PITI). The monthly P&I is in the amount of $1329.11 with an interest rate of 3.00%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing Initial Closing Disclosure Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 14 Tape Value: 16 |---| -2 |----| -12.50000% Comment: Age of loan reflects 14. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent Loan Value: 17.877% Tape Value: 28.020% Variance: -10.143% Variance %: -10.14300% Comment: As per final 1003 borrower income is $xx and total expenses is $xx. DTI is 28.345%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete due to Initial CD is missing from loan documents."
* Missing Initial Closing Disclosure (Lvl 3)     "Initial closing disclosure is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
12879218	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$847.96	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,004.54	3.125%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes	712	Not Applicable	38.666%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 02/xx/2022, the subject mortgage was originated on xx

Chain of assignment is not available. Currently, the assignment is with   xx

No active judgments or liens have been found.

Annual combined taxes of 2021 have been paid in the amount of $847.96 on 11/xx/2021.

No prior year delinquent taxes have been found.
According to payment history as of 2/xx/2022, the borrower is current with the loan and the next due date for payment is 2/xx/2022. The last payment was received on 1/xx/2022 in the amount of $xx which was applied for due date 1/xx/2022. The current P&I is in the amount of $xx and current PITI is in the amount of $xx with an interest rate of 3.125%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of 2/xx/2022, the borrower is current with the loan and the next due date for payment is 2/xx/2022. The last payment was received on 1/xx/2022 in the amount of $xx which was applied for due date 1/xx/2022. The current P&I is in the amount of $xx and current PITI is in the amount of $xx with an interest rate of 3.125%. The current UPB reflected as per the payment history is in the amount of $xx.

As per final application, the borrower xx

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Origination Appraisal	Field: Age of Loan Loan Value: 11 Tape Value: 13 |---| -2 |----| -15.38461% Comment: As per tape data, age of loan is 13. However it reflects 11. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 38.666%   Tape Value: 38.655%   Variance: 0.011%   Variance %: 0.01100%   Comment: As per tape data, Post close DTI is 38.655%. However final application documents reflect as 38.666%.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Limited Cash Out (GSE definition) Tape Value: Change in Rate/Term Variance: Variance %: Comment: As per tape data, Purpose of refinance is change in rate/term. However final application documents reflects as limited cash out. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test is Incomplete (Lvl 3) "TRID tolerance test is incomplete due to initial CD is missing from loan documents."
* Loan does not conform to program guidelines (Lvl 3)     "Prior xx missing verification of 12/20 payment."
* Missing Appraisal (Lvl 3) "Appraisal report is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved/eligible at 38.67%. Tape shows undisclosed debt that was not included in DTI pushes DTI to 48.78%. Unable to rely on docs in file and unable to calc ATR.

																																																																																								Downgraded to LVL2 because SOL is expired in January 2024."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	No Result	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
55439104	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,616.54	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,597.34	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	713	668	44.665%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 02/xx/2022, the subject mortgage was originated on xx
There are no active liens and judgments against the borrower.
The county taxes for the year 2021 will be due on 05/xx/2022 for the amount of $1308.27. No prior year tax delinquency have been found.
According to the payment history as of dated 02/xx/2022, the borrower is regular with the payment and the next due date is 03/xx/2022. The last payment was received on 02/xx/2022 for the amount of $1900.22(PITI). The monthly P&I is in the amount of $1597.34 with an interest rate of 2.875%. The current UPB is reflected in PH for the amount of $xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of dated 02/xx/2022, the borrower is regular with the payment and the next due date is 03/xx/2022. The last payment was received on 02/xx/2022 for the amount of $1900.22(PITI). The monthly P&I is in the amount of $1597.34 with an interest rate of 2.875%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy as the latest CH is missing. The occupancy is unable to be determined. The borrower is working in xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 0 Tape Value: 1 |---| -1 |----| -100.00000% Comment: xx Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.665% as the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by xx	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 10/xx/2021 does not reflect loan origination fee. However, final closing disclosure dated 12/xx/2021 reflects loan origination fee at $xx. This is an increase in fee of $xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 10/xx/2021 does not reflect tax service fee. However, final closing disclosure dated 12/xx/2021 reflects tax service fee at $75.00. This is an increase in fee of $75.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan document."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows the loan is conventional with LTV/CLTV of 100% but does not have xx coverage."	* Cash out purchase (Lvl 2) "The subject loan is purchase case; however, final closing disclosure dated 12/xx/2021 reflects cash to in the amount of $xx."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
97948625	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,950.28	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,434.43	4.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	Other	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	774	Not Applicable	44.212%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 03/xx/2022, the subject mortgage was originated on xx .
There are no active liens and judgments against the borrower.
Taxes for the year 2021 have been paid for the amount of $4950.28. No prior year tax delinquency has been found.

According to the payment history tape data as of 02/xx/2022, the borrower is regular with the payment and the next due date per tape is 03/xx/2022. The payment received date is unable to be determined. The P&I per tape is $1434.43 with an interest rate of 4.500%. The current UPB is reflected in PH tape for the amount of $xx.	Collections Comments:The current status of the loan as per PH tape is performing. According to the payment history tape data as of 02/xx/2022, the borrower is regular with the payment and the next due date per tape is 03/xx/2022. The payment received date is unable to be determined. The P&I per tape is $1434.43 with an interest rate of 4.500%. The current UPB is reflected in PH tape for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy as the latest CH is missing. Occupancy is primary home. The borrower is working as xx

Update:
The current status of the loan is bankruptcy.
As per the collection comment dated 4/xx/2023, the xx  filed BK under Chapter 13, xx . The POC was filed 5/xx/2023. As per the comment dated 6/xx/2024, the last payment was posted on 6/xx/2024 and the post-petition payment due date is 7/xx/2024.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 29 Tape Value: 30 |---| -1 |----| -3.33333% Comment: xx Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 44.21%. Tape shows YTD income is not supported. Further details not provided. Unable to rely on docs in file and unable to calc ATR."

Downgraded to LVL2 because SOL is expired in 2022."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.212% as the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by DU xx		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
89950925	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$38,146.56	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,038.39	3.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	657	785	44.747%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 03/xx/2022, the subject mortgage was originated on xx
There are no active liens and judgments against the borrower.
Annual taxes for the year 2021 have been paid for the amount of $xx. No prior year tax delinquency has been found.
According to the payment history as of dated 02/xx/2022, the borrower is regular with the payment and the next due date is 03/xx/2022. The last payment was received on 02/xx/2022 for the amount of $1705.74(PITI). The monthly P&I is in the amount of $1038.39 with an interest rate of 3.625%. The current UPB is reflected in PH for the amount of $xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of dated 02/xx/2022, the borrower is regular with the payment and the next due date is 03/xx/2022. The last payment was received on 02/xx/2022 for the amount of $1705.74(PITI). The monthly P&I is in the amount of $1038.39 with an interest rate of 3.625%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy as the latest CH is missing. The occupancy is unable to be determined. The borrower's employment is not available in supportive documents.

Update
The collection comment history is complete. The collection comments are available from 05/xx/2022 to 07/xx/2024.
No any additional information found in recent collection comments.

Foreclosure Comments:Not Applicable
																																																																																	Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 44.747% Tape Value: 67.458% |---| -22.711% |----| -22.71100% Comment: The borrower’s income is $xx after Subject loan the proposed amount $1739.07 and Total Non-housing Payments is $558.32 hence, the Calculated DTI Ratio is 44.747%. Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject approved at 44.75%. Tape shows debts were excluded at closing and DTI may be over 67%. Unable to rely on docs in file and unable to calc ATR."	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.747% as the borrower's income is $xx and total expenses are in the amount of $xx per AUS/DU xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
32410716	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,790.04	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$647.37	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	35.609%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the pro-title dated 2/xx/2022 reflects that the subject mortgage was originated on xx

No chain of assignment has been found.

No active liens and judgments have been found.
County annual taxes of 2021 have been paid in the amount of $1790.04 on 9/xx/2021.
According to the payment history as of 1/xx/2022, the borrower is current with the loan. The last payment received date is unavailable. The next due date for payment is 3/xx/2022. The P&I is in the amount of $647.37. The UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The loan is performing. According to the payment history as of 1/xx/2022, the borrower is current with the loan. The last payment received date is unavailable. The next due date for payment is 2/xx/2022. The P&I is in the amount of $647.37. The UPB reflected as per the payment history is in the amount of $xx.

At the time of origination the borrower was working as xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure	Field: First Payment Date Loan Value: xx
Field: Original Note Doc Date   Loan Value: 9/xx/2021   Tape Value: 11/xx/2021   Variance: -52 (Days)   Variance %:    Comment: As per Tape data, Note Date is 11/xx/2021.However Note documents reflects as 09/xx/2021.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: xx Tape Value: 358 Variance: -2 Variance %: -0.55865% Comment: As per Tape data, Stated Remaining term of loan is 358 months. However it reflects 356 months. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows loan is non salable and loan closed with LP caution. No further details available."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated business disclosure is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
38524079	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$572.09	$1,144.17	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,435.64	3.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	18.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	29.265%	First	Final policy	Not Applicable	$13,405.00	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 03/xx/2022, the subject mortgage was originated on xx

There is no chain of assignment. Currently, the subject loan is with original lender xx
There is one junior mortgage active in the favor of xx
1st county taxes of 2021 have been past due in the amount of $572.09 and the due date is 03/xx/2022.

2nd county taxes of 2021 have been paid in the amount of $572.08.
According to payment history as of 2/xx/2022, the borrower is current with the loan and the next due date for payment is 4/xx/2022. The last payment was received on 2/xx/2022 in the amount of $xx which was applied for due date 3/xx/2022. The current P&I is in the amount of $xx and current PITI is in the amount of $xx with an interest rate of 3.125%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The current status of the loan is performing.

According to payment history as of 2/xx/2022, the borrower is current with the loan and the next due date for payment is 4/xx/2022. The last payment was received on 2/xx/2022 in the amount of $xx which was applied for due date 3/xx/2022. The current P&I is in the amount of $xx and current PITI is in the amount of $xx with an interest rate of 3.125%. The current UPB reflected as per the payment history is in the amount of $xx.

As per final application, the borrower xx . The co-borrower xx

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 3 Tape Value: 5 |---| -2 |----| -40.00000% Comment: Age of loan is 4. Tape Source: Initial Tape Type: Field: Original Standard LTV (OLTV) Loan Value: xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows subject is HFA loan with down payment assistance. Borrower's income exceeds the program limits. Second lien amount of $xx is at zero percent with no payments due and will be forgiven."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
40406317	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,995.37	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,999.58	4.750%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	xx	xx	25.000%	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	24.313%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 03/xx/2022 shows that the subject mortgage was originated on xx

There is no chain of assignment as the subject mortgage is with the original lender xx

No active liens and judgments have been found against borrower and property.

There are no prior year real estate delinquent taxes.
According to the payment history as of 03/xx/2022, the borrower is current with the loan. The last payment was received on 03/xx/2022, which was applied for the due date of 3/xx/2022 and the next due date for payment is 04/xx/2022.The P&I is in the amount of $xx and PITI is in the amount of $xx. The UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 03/xx/2022, the borrower is current with the loan. The last payment was received on 03/xx/2022, which was applied for the due date of 3/xx/2022 and the next due date for payment is 04/xx/2022.The P&I is in the amount of $xx and PITI is in the amount of $xx. The UPB reflected as per the payment history is in the amount of $xx.
The current occupancy of the subject property is unable to be determined.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence of damage or repairs has been found.
No evidence has been found regarding COVID-19.
As per the 1003, the borrower is working at “xx
The loan was originated on xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 24.313% Tape Value: 24.454% |---| -0.141% |----| -0.14100% Comment: Updated as per AUS report. Tape Source: Initial Tape Type:
Field: Original Balance (or Line Amount) Loan Value: xx	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan failed charges than in total cannot increase more than 10% tolerance test. Initial LE dated 04/xx/2021 reflects the sum of section-C fees and recording fee at $923.00. However, final CD dated 10/xx/2021 reflects the sum of section-C and recording fee at $xx. This is a cumulative increase of +$29.70 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated 04/xx/2021 reflects loan origination fee at $xx. However, final CD dated 10/xx/2021 reflects loan origination fee at $xx. This is an increase in fee of +$440.90 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated 04/xx/2021 reflects transfer taxes at $975.00. However, final CD dated 10/xx/2021 reflects transfer taxes at $xx. This is an increase in fee of +$175.50 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflects that loan was not able to be insured by VA. However, loan does not meet the net tangible benefit as per VA guidelines. Further details not provided."	* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed higher-priced mortgage loan test due to APR calculated 5.143% exceeds APR threshold of 4.410% over by +0.733%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
38179695	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,647.04	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$6,337.50	$8,116.62	5.070%	480	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	$7,096.95	$0.00	Not Applicable	5 + Family	xx	xx	Investor	Yes	Yes	No	753	740	Unavailable	First	Preliminary title policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 3/xx/2022, the subject mortgage was originated on xx

There is no chain of assignment as the subject mortgage is with the original lender xx
No active judgments or liens have been found against the borrower.
1st and 2nd installment county taxes of 2021 have been paid on 12/xx/2021 & 2/xx/2022 in the amount of $xx.	According to the payment history seller’s tape data as of 2/xx/2022, the loan was originated on 1/xx/2022 with payment date as 3/xx/2022. The P&I is in the amount of $xx. The UPB reflected is in the amount of $1,500,000.00.	Collections Comments:The current status of the loan is performing.
According to the payment history seller’s tape data as of 2/xx/2022, the loan was originated xx. The P&I is in the amount of $xx. The UPB reflected is in the amount of $1,500,000.00.
As per the 1003, the borrower is working at the xx

Update:
No any additional information found in recent collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	1: Acceptable	Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
																																																																																																																		Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
68914010	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,560.44	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,130.76	4.825%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	$6,536.74	$0.00	Not Applicable	5 + Family	xx	xx	Investor	Yes	Yes	No	792	775	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 02/xx/2022, the subject mortgage was originated on xx
There are no active liens and judgments against the borrower.
County taxes for the year 2021-22 will be due on 04/xx/2022 for the amount of $5560.44.No prior year tax delinquency has been found.
According to the payment history tape data as of dated 02/xx/2022, the borrower is regular with the payment and the next due date per tape is 03/xx/2022. The monthly P&I per tape is in the amount of $3130.76 with an interest rate of 4.825% and PITI is $4154.51. The current UPB is reflected in PH tape for the amount of $xx.	Collections Comments:The current status of the loan is performing. According to the payment history tape data as of 02/xx/2022, the borrower is regular with the payment and the next due date per tape is 03/xx/2022. The monthly P&I per tape is in the amount of $3130.76 with an interest rate of 4.825% and PITI is $4154.51. The current UPB is reflected in PH tape for the amount of $xx.
No evidences have been found regarding the foreclosure and bankruptcy. The occupancy is unable to be determined. Also, no comments have been found regarding the income impacted due to covid-19. No details have been found regarding the borrower employment.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	1: Acceptable	Value: Date: Type:BPO	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
																																																																																																																		Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
36334668	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$5,491.11	$9,983.83	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,809.72	2.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	722	Not Applicable	49.410%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 03/xx/2022, the subject mortgage was originated on xx

There is no chain of assignment. Currently, the subject loan is with original lender xx

There is a UCC finance statement against the borrower in favor of xx  and the amount of lien is not mentioned in the supportive document.

1st county taxes of 2021 have been delinquent in the amount of $xx and the good through date is 03/xx/2022.

2nd county taxes of 2021 have been due in the amount of $xx and the due date is 04/xx/2022.
According to payment history as of 2/xx/2022, the borrower is current with the loan and the next due date for payment is 3/xx/2022. The last payment was received on 2/xx/2022 in the amount of $xx which was applied for due date 2/xx/2022. The current P&I is in the amount of $xx and current PITI is in the amount of $xx with an interest rate of 2.875%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of 2/xx/2022, the borrower is current with the loan and the next due date for payment is 3/xx/2022. The last payment was received on 2/xx/2022 in the amount of $xx which was applied for due date 2/xx/2022. The current P&I is in the amount of $xx and current PITI is in the amount of $xx with an interest rate of 2.875%. The current UPB reflected as per the payment history is in the amount of $xx.

As per final application, the borrower xx
No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Cash To Borrower (HUD-1 Line 303) Loan Value: $-7979.07 Tape Value: $-8154.07 |---| $175.00 |----| -2.14616% Comment: Final CD reflects cash to borrower as ($7979.07). Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject loan approved at 49.41%. Tape shows borrower was not employed at closing. Unable to rely on docs in file and unable to calc ATR.

Downgraded to LVL2 because SOL is expired in 2023."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.41%, the borrower's income is $xx and total expenses are in the amount of $xx and the loan was underwritten by AUS/DU xx		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
25918999	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,620.86	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,676.96	3.500%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes	695	Not Applicable	37.608%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 03/xx/2022, the subject mortgage was originated on xx

There is no chain of assignment. Currently, the subject loan is with original lender xx
No active judgments or liens have been found.

1st and 2nd county taxes of 2020 have been paid in the total amount of $xx.

1st county taxes of 2021 have been paid in the amount of $xx.

No prior year delinquent taxes have been found.
According to payment history tape as of 2/xx/2022, the last payment was received on 2/xx/2022. The current P&I is in the amount of $xx and current PITI is $xx. The current UPB reflected as per the payment history tape is in the amount of $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of 3/xx/2022, the borrower is current with the loan and the next due date for payment is 3/xx/2022. The last payment was received on 2/xx/2022 in the amount of $xx which was applied for due date 2/xx/2022. The current P&I is in the amount of $xx and current PITI is in the amount of $xx with an interest rate of 3.500%. The current UPB reflected as per the payment history is in the amount of $xx.

As per final application, the borrower  xx

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Application Date (Baseline script version) Loan Value: 2/xx/2020 Tape Value: 1/xx/2020 |---| 34 (Days) |----| Comment: Final Application reflects application date as 2/xx/2020. Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $48794.19   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Does Lender xx Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Final Application reflects monthly MI in the amount of $342.33 . Hence lender require xx   Tape Source: Initial   Tape Type:
Field: Forbearance Plan Start Date   Loan Value: Not Applicable   Tape Value: 4/xx/2020   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date Loan Value: 6/xx/2024 Tape Value: 2/xx/2022 Variance: 863 (Days) Variance %: Comment: xx Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 37.60%. Tape shows income and employment were disputed and DTI may be over 45% invalidating AUS. Further details not provided. Unable to rely on documents in file and unable to calculate ATR.

																																																																																								Downgraded to LVL2 because SOL is expired in 2023."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
82112706	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,846.03	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,625.43	3.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	696	Not Applicable	43.397%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 03/xx/2022, the subject mortgage was originated on xx
There are no active liens and judgments against the borrower.
County taxes for the year 2021 will be due on 06/xx/2022 for the amount of $2846.03. No prior year tax delinquency has been found.
According to the payment history as of 02/xx/2022, the borrower is regular with the payment and the next due date is 03/xx/2022. The last payment was received on 02/xx/2022 for the amount of $2010.84(PITI). The monthly P&I is in the amount of $1625.43 with an interest rate of 3.125%. The current UPB is reflected in PH for the amount of $xx.	Collections Comments:The current status of the loan as per latest PH is performing. According to the payment history as of 02/xx/2022, the borrower is regular with the payment and the next due date is 03/xx/2022. The last payment was received on 02/xx/2022 for the amount of $2010.84(PITI). The monthly P&I is in the amount of $1625.43 with an interest rate of 3.125%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy as the latest CCs are missing. Also, no comments have been found regarding the occupancy. No evidence have been found regarding the income impacted due to covid-19. The borrower is working as xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Application Date (Baseline script version) Loan Value: 5/xx/2021 Tape Value: 2/xx/2021 |---| 82 (Days) |----| Comment: N/A. Tape Source: Initial Tape Type:
Field: Borrower #2 Last Name   Loan Value: Not Applicable   xx
Field: Borrower DTI Ratio Percent   Loan Value: 43.397%   Tape Value: 43.396%   Variance: 0.001%   Variance %: 0.00100%   Comment: The borrower's monthly income is $xx after subject loan the proposed amount $xx and total non-housing Payments is $xx. Hence, the calculated DTI ratio is 43.397%.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 6/xx/2024   Tape Value: 2/xx/2022   Variance: 880 (Days)   Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Unavailable Tape Value: No Variance: Variance %: Comment: xx Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan failed the TRID total of payments test. Total of payments disclosed on final CD as $xx. Calculated finance charge is $xx, for an under disclosed amount of $xx."
* ComplianceEase TILA Test Failed (Lvl 3) "Finance charge disclosed on final CD as $xx. Calculated finance charge is $xx, for an under disclosed amount of $xx. Reason for finance charge under disclosure is unknown as the fee itemization is missing."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 43.397%. Tape shows SE xx income miscalculation. Further details not provided. Unable to rely on documents in file and unable to calculate ATR.

Downgraded to LVL2 because SOL is expired in May 2024."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.397%, the borrower’s income was $xx and total expenses are in the amount of $xx and the loan was underwritten by LP xx		Moderate	Pass	Fail	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
52323644	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$678.00	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,039.25	3.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	801	778	46.459%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 03/xx/2022, the subject mortgage was originated on xx
There are no active liens and judgments against the borrower.
Annual taxes for the year 2021 have been paid for the amount of $678.00. No prior year tax delinquency has been found.
According to the payment history as of 02/xx/2022, the borrower is regular with the payment and the next due date is 03/xx/2022. The last payment was received on 02/xx/2022 for the amount of $1224.46(PITI). The monthly P&I is in the amount of $1039.25 with an interest rate of 3.00%. The current UPB is reflected in PH for the amount of $xx.	Collections Comments:The current status of the loan as per latest PH is performing. According to the payment history as of 02/xx/2022, the borrower is regular with the payment and the next due date is 03/xx/2022. The last payment was received on 02/xx/2022 for the amount of $1224.46(PITI). The monthly P&I is in the amount of $1039.25 with an interest rate of 3.00%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy as the latest CH is missing. Also, no comments have been found regarding the occupancy. No evidence have been found regarding the income impacted due to covid-19. The borrower is working as xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Application Date (Baseline script version) Loan Value: 4/xx/2021 Tape Value: 12/xx/2020 |---| 113 (Days) |----| Comment: As per tape data, Application date is 12/xx/2020. However final application reflect as 04/xx/2021. Tape Source: Initial Tape Type:
Field: Borrower #2 Last Name   Loan Value: xx
Field: Borrower DTI Ratio Percent   Loan Value: 46.459%   Tape Value: 46.456%   Variance: 0.003%   Variance %: 0.00300%   Comment: As per tape data, Post close DTI is 46.456%. However final application documents reflect as 46.459%.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 6/xx/2024   Tape Value: 2/xx/2022   Variance: 880 (Days)   Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: xx	2: Acceptable with Warnings	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 46.569%. Tape shows self employment income miscalculation. Further details not provided. Unable to rely on docs in file and unable to calc ATR

Downgraded to LVL2 because SOL is expired in April 2024."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.459%, the borrower's income is $xx and total expenses are in the amount of $xx and the loan was underwritten by LP xx		Elevated	Not Covered	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
2409472	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,190.72	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,895.31	3.375%	360	xx	xx	VA	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	xx	xx	25.000%	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	43.639%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 03/xx/2022, the subject mortgage was originated xx
There are no active liens and judgments against the borrower.
County taxes for the year 2021 will be due on 06/xx/2022 for the amount of $2190.72. No prior year tax delinquency has been found.
According to the payment history as of 02/xx/2022, the borrower is regular with the payment and the next due date is 03/xx/2022. The last payment was received on 02/xx/2022 for the amount of $2224.75(PITI). The monthly P&I is in the amount of $1895.31 with an interest rate of 3.375%. The current UPB is reflected in PH for the amount of $xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 02/xx/2022, the borrower is regular with the payment and the next due date is 03/xx/2022. The last payment was received on 02/xx/2022 for the amount of $2224.75(PITI). The monthly P&I is in the amount of $1895.31 with an interest rate of 3.375%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. The borrower is working as xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing or error on the Rate Lock	Field: Application Date (Baseline script version) Loan Value: 11/xx/2021 Tape Value: 9/xx/2021 |---| 57 (Days) |----| Comment: NA Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment: Na   Tape Source: Initial   Tape Type:
Field: Does Lender xx   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date   Loan Value: 7/xx/2024   Tape Value: 2/xx/2022   Variance: 888 (Days)   Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 102.808%   Tape Value: 99.235%   Variance: 3.573%   Variance %: 3.57300%   Comment: Collateral Value used for Underwriting: $xx. Amount of Secondary Lien(s): $0.00. Loan Amount: $xx. LTV/CLTV = 102.808%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "This loan failed loan origination fee test due to fees charged $xx fees threshold $xx over by +$355.00.
The below fees were included in the test:
HoA Documents/Transfers/Handling paid by Borrower: $320.00
HoA Dues paid by Borrower: $160.00
HoA Transfer Fee paid by Borrower: $600.00
Loan Origination Fee paid by Borrower: $xx
Title-Closing Protection Letter paid by Borrower: $25.00."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects the issue as the loan was VA uninsured due to flipping names of Veterans/Non-Veterans. No further details are available."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
																																																																																							* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Affiliated business disclosure is missing from the loan documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 43.63%, the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by DU xx		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
97133541	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$8,028.36	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,932.32	3.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	734	Not Applicable	45.520%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 03/xx/2022, the subject mortgage was originated on xx
There are is prior mortgage originated on 08/xx/2017 with lender xx
There are no active liens and judgments against the borrower.
Annual county taxes for the year 2021 have been paid for the amount of $8028.36. No prior year tax delinquency has been found.
According to the payment history as of 02/xx/2022, the borrower is regular with the payment and the next due date is 03/xx/2022. The last payment was received on 02/xx/2022 for the amount of $2762.70(PITI). The monthly P&I is in the amount of $1932.32 with an interest rate of 3.250%. The current UPB is reflected in PH for the amount of $xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 02/xx/2022, the borrower is regular with the payment and the next due date is 03/xx/2022. The last payment was received on 02/xx/2022 for the amount of $2762.70(PITI). The monthly P&I is in the amount of $1932.32 with an interest rate of 3.250%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. The borrower is xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure	Field: Application Date (Baseline script version) Loan Value: 8/xx/2021 Tape Value: 7/xx/2021 |---| 34 (Days) |----| Comment: Application date is 8/xx/2021. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 45.520%   Tape Value: 55.367%   Variance: -9.847%   Variance %: -9.84700%   Comment: As per Tape data, Post Close DTI is 48.127%. However Final Application documents reflects as 41.435%.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $0.00   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Does Lender xx  Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 39.568%   Tape Value: 48.127%   Variance: -8.559%   Variance %: -8.55900%   Comment: As per tape data, Post close housing Ratio is 48.127%. However Final Application documents reflects as 41.435%.   Tape Source: Initial   Tape Type:
Field: Last Payment Received Date Loan Value: 7/xx/2024 Tape Value: 2/xx/2022 Variance: 890 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Final Application Incomplete (Lvl 3) "Final application is incomplete due to some pages are missing from the loan documents."
* Final Application not signed and hand-dated by Loan Originator (Lvl 3)     "Final application is not hand dated by borrower."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 3) "Initial escrow account disclosure signed by borrower is missing from loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 45.52%. Tape shows revised DTI is over 55% invalidating AUS. Further details not provided. Unable to rely on docs in file and unable to calc ATR. SOL will expire on 8/xx/2024 and the xx is 0X30 last 18 months."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.520%, the borrower's income is $xx and total expenses are in the amount of $xx and the loan was underwritten by DU xx		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3792830	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,369.07	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$968.19	3.375%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	789	Not Applicable	47.346%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 03/xx/2022, the subject mortgage was originated on xx

There is no chain of assignment. Currently, the subject loan is with original lender xx
No active judgments or liens have been found.

1st, 2nd and 3rd combined taxes of 2021 have been paid in the total amount of $xx.

4th combined taxes of 2021 have been due in the amount of $xx.

No prior year delinquent taxes have been found.
The loan was originated on 12/xx/2021 and the first payment date is 02/xx/2022. According to payment history as of 08/xx/2020, the next due date for payment is 02/xx/2022. The current P&I is the amount of $968.19 with an interest rate of 3.375%. The current UPB reflected as per seller’s tape data is $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.

The loan was originated on xx  and the first payment date is 02/xx/2022. According to payment history as of 08/xx/2020, the next due date for payment is 02/xx/2022. The current P&I is the amount of $968.19 with an interest rate of 3.375%. The current UPB reflected as per seller’s tape data is $xx.

As per final application, the borrower xx
No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower DTI Ratio Percent Loan Value: 47.346% Tape Value: 64.000% |---| -16.654% |----| -16.65400% Comment: xx Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 38.761%   Tape Value: 38.800%   Variance: -0.039%   Variance %: -0.03900%   Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: 12/xx/2021   Tape Value: 12/xx/2021   Variance: -4 (Days)   Variance %:    Comment: As per note doc note date is 12/xx/2021.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Standard LTV (OLTV) Loan Value: xx	1: Acceptable													Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
70492510	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$8,235.80	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$5,488.15	2.625%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	747	715	26.902%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per updated title report dated 3/xx/2022, the subject mortgage was originated on xx
There is no chain of assignment as the subject mortgage is with the original lender xx
There are 2 state tax liens. However, the xx  mentioned on the document is not matching with the borrower’s xx
1st installment combined taxes for 2021 have been paid in the amount of $4117.90.
2nd installment combined taxes for 2021 have been due in the amount of $4117.90. No prior year delinquent taxes have been found
As per the review of payment history as of 3/xx/2022, the borrower is current with the loan and the next payment is due for 4/xx/2022. The last payment was received on 3/xx/2022 in the amount of $xx which was applied for 3/xx/2022. The current P&I is $xx and rate of interest is 2.630% and PITI is $xx. The current UPB reflected is in the amount of $1,358,886.13.	Collections Comments:The loan is currently performing and the next payment is due 4/xx/2022. The last payment was received on xx in the amount of $xx which was applied for 3/xx/2022. No records for foreclosure and bankruptcy have been found.
 The RFD is unable to be determined. No repairs and damages have been found. No comments have been found stating the borrower’s income was impacted by covid. The borrower xx
Update:-
No any additional information found in recent collection comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Loan Program Info Disclosure	Field: Age of Loan Loan Value: 2 Tape Value: 4 |---| -2 |----| -50.00000% Comment: Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 26.902%   Tape Value: 35.790%   Variance: -8.888%   Variance %: -8.88800%   Comment:    Tape Source: Initial   Tape Type:
Field: Does Lender xx   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: ARM   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: 11/xx/2021   Tape Value: 11/xx/2021   Variance: -11 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated Rate Loan Value: 2.62500% Tape Value: 2.63000% Variance: -0.00500% Variance %: -0.00500% Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "This loan failed the revised closing disclosure delivery date test (no waiting period required).
The revised closing disclosure receipt date is provided and the revised closing disclosure receipt date is after the consummation date, or closing / settlement date if no consummation date is provided, of the transaction."
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape reflects the following issues. "Closed with non-existent ARM structure 65mo vs. 60mo period. No new wait period was provided. TRID violation”"
* Loan program disclosure missing or unexecuted (Lvl 3)     "Loan program disclosure is missing from the loan file."
																																																																																							* Missing Required Disclosures (Lvl 3) "Home loan toolkit disclosure is missing from loan documents."			Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
16717818	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,513.87	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$705.52	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	16.000%	Not Applicable	2 Family	xx	xx	Primary	Yes	Yes	No	723	Not Applicable	42.830%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 03/xx/2022, the subject mortgage was originated on xx
There is junior mortgage originated xx
There are no active liens and judgment against the borrower.
Annual county taxes for the year 2021 have been paid for the amount of $3513.87. No prior year tax delinquency has been found.
According to the payment history as of 03/xx/2022, the borrower is regular with the payment and the next due date is 04/xx/2022. The last payment was received on 03/xx/2022 for the amount of $1089.70(PITI). The monthly P&I is in the amount of $705.52 with an interest rate of 2.875%. The current UPB is reflected in PH for the amount of $xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 03/xx/2022, the borrower is regular with the payment and the next due date is 04/xx/2022. The last payment was received on 03/xx/2022 for the amount of $1089.70(PITI). The monthly P&I is in the amount of $705.52 with an interest rate of 2.875%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. The borrower is working as xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 4 Tape Value: 6 |---| -2 |----| -33.33333% Comment: Age of loan is 4. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 42.830%   Tape Value: 49.473%   Variance: -6.643%   Variance %: -6.64300%   Comment: Borrower DTI ratio percent is 44.775%.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent Loan Value: 95.000% Tape Value: 98.000% Variance: -3.000% Variance %: -3.00000% Comment: Original CLTV ratio percent is 95.00%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase Risk Indicator is "Elevated" (Lvl 3) "CE risk indicator is "elevated" due to following factors:

1. This loan failed the TILA finance charge test. The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100.

2. This loan failed the TILA APR test. The annual percentage rate (APR) is 3.164%. The disclosed APR of 2.941% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve/eligible at 49.47%. Tape shows xx was miscalculated and will push DTI higher. Further details not provided. Unable to rely on docs in file and unable to calc ATR.

SOL will expire 09/xx/2024 and the xx is 0 times 30 last 18 months."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.47% as the borrower’s income is $xx and the total expenses are in the amount of $xx and the loan was underwritten by AUS/DU xx		Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
82812760	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,711.60	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$653.39	2.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	44.922%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 04/xx/2022, the subject mortgage was originated on xx

There is no chain of assignment. Currently, the subject loan is with original lender xx
No active judgments or liens have been found.

1st town taxes of 2022 have been paid in the amount of $xx on 02/xx/2022.

2nd town taxes of 2022 have been due in the amount of $xx.
Annual utilities taxes of 2022 have been due in the amount of $125.00.

Annual utilities charges of 2021 are delinquent in the amount of $254.34 and the good through date is 04/xx/2022.
According to payment history as of 3/xx/2022, the borrower is current with the loan and the next due date for payment is 4/xx/2022. The last payment was received on 3/xx/2022 in the amount of $xx which was applied for due date 3/xx/2022. The current P&I is in the amount of $653.39 and current PITI is in the amount of $xx with an interest rate of 2.750%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of 3/xx/2022, the borrower is current with the loan and the next due date for payment is 4/xx/2022. The last payment was received on 3/xx/2022 in the amount of $xx which was applied for due date 3/xx/2022. The current P&I is in the amount of $653.39 and current PITI is in the amount of $xx with an interest rate of 2.750%. The current UPB reflected as per the payment history is in the amount of $xx.

As per final application, the borrower xx
No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 12 Tape Value: 14 |---| -2 |----| -14.28571% Comment: Age of loan is 12. Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 44.922% as the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by xx	* ComplianceEase State Regulations Test Failed (Lvl 3) "Loan failed the new jersey mortgage banker or correspondent mortgage banker license prohibited fees test.

The below fees were included in the test:
Title closing protection letter paid by borrower: $75.00"
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows loan sold with   xx Also, the loan does not meet seasoning requirement."
																																																																																							* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."			Moderate	Pass	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
16644332	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,061.38	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,124.57	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	700	Not Applicable	33.758%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 04/xx/2022, the subject mortgage was originated on xx

There is no chain of assignment. Currently, the subject loan is with original lender xx
No active judgments or liens have been found.

1st county taxes of 2021 have been paid in the amount of $xx on 10/xx/2021.

2nd county taxes of 2021 have been due in the amount of $xx.

No prior year delinquent taxes have been found.
According to payment history as of 08/xx/2020, the borrower is current with loan and the next due date for payment is 04/xx/2022. The last payment was received on 03/xx/2022 in the amount of $xx which was applied for due date 03/xx/2022. The current P&I is in the amount of $xx and current PITI is in the amount of $xx with an interest rate of 3.250%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of 08/xx/2020, the borrower is current with loan and the next due date for payment is 04/xx/2022. The last payment was received on 03/xx/2022 in the amount of $xx which was applied for due date 03/xx/2022. The current P&I is in the amount of $xx and current PITI is in the amount of $xx with an interest rate of 3.250%. The current UPB reflected as per the payment history is in the amount of $xx.

As per final application, the borrower xx

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 10 Tape Value: 11 |---| -1 |----| -9.09090% Comment: Age of loan is 10. Tape Source: Initial Tape Type: Field: Property Address Street Loan Value: xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows loan as DU approved but does not meet seasoning requirement. Loan sold to xx as xx recommendation reflects caution."
																																																																																							* Missing Required Disclosures (Lvl 3) "Home loan toolkit is missing from the loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
82291355	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,550.09	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$899.70	3.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	701	807	35.025%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 04/xx/2022, the subject mortgage was originated on xx
There are no active liens and judgments against the borrower.
Annual school, county taxes have been paid for the amount of $5550.99. No prior year tax delinquency has been found.
According to the payment history as of 03/xx/2022, the borrower is regular with the payment and the next due date is 04/xx/2022. The last payment was received on 03/xx/2022 for the amount of $1624.24(PITI). The monthly P&I is in the amount of $899.70 with an interest rate of 3.00%. The current UPB is reflected in PH for the amount of $xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 03/xx/2022, the borrower is regular with the payment and the next due date is 04/xx/2022. The last payment was received on 03/xx/2022 for the amount of $1624.24(PITI). The monthly P&I is in the amount of $899.70 with an interest rate of 3.00%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. The borrower is working as xx

Update:-
No any additional information found in recent collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 13 Tape Value: 15 |---| -2 |----| -13.33333% Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Closing_Disclosure violations (Lvl 3) "Final closing disclosure is not hand dated by borrower."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 3)     "This loan failed the Pennsylvania license validation test due to the Pennsylvania mortgage lender license and Pennsylvania exemption letter (Mortgage Act) are not available for loans with a closing date before November 5th, 2008."
* Final Application not signed and hand-dated by Loan Originator (Lvl 3)     "Final application is not hand dated by borrower."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows borrower had a foreclosure in October 2014. Loan did not met seasoning requirement."			Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
64912434	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,749.70	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$970.19	2.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	713	Not Applicable	36.179%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 04/xx/2022, the subject mortgage was originated on xx

There is no chain of assignment. Currently, the subject loan is with original lender xx

No active judgments or liens have been found.

1st combined taxes of 2021 have been paid in the amount of $874.85 on 02/xx/2022.

2nd combined taxes of 2021 have been due in the amount of $874.85.

No prior year delinquent taxes have been found.
According to payment history as of 3/xx/2022, the borrower is current with the loan and the next due date for payment is 4/xx/2022. The last payment was received on 3/xx/2022 in the amount of $xx which was applied for due date 3/xx/2022. The current P&I is in the amount of $970.19 and current PITI is in the amount of $xx with an interest rate of 2.750%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of 3/xx/2022, the borrower is current with the loan and the next due date for payment is 4/xx/2022. The last payment was received on 3/xx/2022 in the amount of $xx which was applied for due date 3/xx/2022. The current P&I is in the amount of $970.19 and current PITI is in the amount of $xx with an interest rate of 2.750%. The current UPB reflected as per the payment history is in the amount of $xx.

As per final application, the borrower xx

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Update:-
No any additional information found in recent collection comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Age of Loan Loan Value: 13 Tape Value: 14 |---| -1 |----| -7.14285% Comment: Note document reflects age of loan as 13. Tape Source: Initial Tape Type:	3: Curable	* Final Application Incomplete (Lvl 3) "Final application hand dated and hand signed by borrower is missing from the loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows loan sold to xx . Also, seasoning requirement on the loan is not met."			Minimal	Pass	Pass	Pass	Pass	No Result	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
27883260	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,045.34	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,051.22	2.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	Yes	Yes	No	620	Not Applicable	46.539%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 04/xx/2022, the subject mortgage was originated on xx
There are no active liens and judgments against the borrower.
Taxes for the year 2022 will be due on 10/xx/2022 for the amount of $3045.34. No prior year tax delinquency has been found.

According to the payment history as of 03/xx/2022, the borrower is regular with the payment and the next due date is 04/xx/2022. The last payment was received on 03/xx/2022 for the amount of $1484.15(PITI). The monthly P&I is in the amount of $1051.22 with an interest rate of 2.625%. The current UPB is reflected in PH for the amount of $xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 03/xx/2022, the borrower is regular with the payment and the next due date is 04/xx/2022. The last payment was received on 03/xx/2022 for the amount of $1484.15(PITI). The monthly P&I is in the amount of $1051.22 with an interest rate of 2.625%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. The borrower is xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Age of Loan Loan Value: 13 Tape Value: 14 |---| -1 |----| -7.14285% Comment: xx Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Market condition addendum is missing from the loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Seller tape reflects the issue as the xx reflects incorrect property type also too aged to rescore it. However, valid DU finding is available in the loan file but it does not meet the agency seasoning requirements."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.53%, the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by DU xx		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
14509370	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,065.92	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$788.30	2.875%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	678	626	30.389%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 04/xx/2022, the subject mortgage was originated xx
There are no active liens and judgments against the borrower.
Annual town taxes have been paid for the amount of $6065.92. However, the utility taxes for the year 2022 are delinquent with the good through as 04/xx/2022 for the amount of $195.82.
According to the payment history as of 03/xx/2022, the borrower is regular with the payment and the next due date is 04/xx/2022. The last payment was received on 03/xx/2022 for the amount of $1545.70(PITI). The monthly P&I is in the amount of $788.30 with an interest rate of 2.875%. The current UPB is reflected in PH for the amount of $xx.	Collections Comments:The current status of the loan is performing . According to the payment history as of 03/xx/2022, the borrower is regular with the payment and the next due date is 04/xx/2022. The last payment was received on 03/xx/2022 for the amount of $1545.70(PITI). The monthly P&I is in the amount of $788.30 with an interest rate of 2.875%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been found regarding the income impacted due to covid-19. The borrower is xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete)	Field: Age of Loan Loan Value: 14 Tape Value: 15 |---| -1 |----| -6.66666% Comment: Age of loan is 14. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent Loan Value: 30.389% Tape Value: 38.401% Variance: -8.012% Variance %: -8.01200% Comment: The borrower's monthly income is $xx after subject loan the proposed amount $xx and total non-housing payments is $312.00. Hence, the calculated DTI ratio is 30.389%. Tape Source: Initial Tape Type:	3: Curable	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Market condition to addendum report is missing from the loan documents."
* ComplianceEase State Regulations Test Failed (Lvl 3)     "Loan failed the xx
The below fees were included in the test:
Real Estate Commission paid by Borrower: $xx."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 11/xx/2020 does not reflect Points - Loan Discount Fee. However, CD dated 12/xx/2020 reflects Points - Loan Discount Fee at $237.50. This is an increase in fee of $237.50 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Tape shows loan sold to federal home loan mortgage corporation as xx caution. Also, seasoning requirement on the loan is not met."			Moderate	Pass	Pass	Pass	Pass	Fail	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
94403516	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$7,242.31	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,744.81	2.250%	180	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	811	Not Applicable	45.510%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 04/xx/2022, the subject mortgage was originated on xx

There is no chain of assignment. Currently, the subject loan is with original lender xx

No active judgments or liens have been found.

1st, 2nd, 3rd and 4th combined taxes of 2022 have been paid in the total amount of $xx.

Annual utilities charges of 2022 are delinquent in the amount of $148.67 and the good through date is 04/xx/2022.	According to payment history as of 3/xx/2022, the borrower is current with the loan and the next due date for payment is 5/xx/2022. The last payment was received on 3/xx/2022 in the amount of $xx which was applied for due date 4/xx/2022. The current P&I is in the amount of $xx and current PITI is in the amount of $xx with an interest rate of 2.250%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The current status of the loan is performing.

According to payment history as of 3/xx/2022, the borrower is current with the loan and the next due date for payment is 5/xx/2022. The last payment was received on 3/xx/2022 in the amount of $xx which was applied for due date 4/xx/2022. The current P&I is in the amount of $xx and current PITI is in the amount of $xx with an interest rate of 2.250%. The current UPB reflected as per the payment history is in the amount of $xx.

As per final application, the borrower xx
The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Update: No any additional information found in recent collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower #1 Middle Name Loan Value: xx
Field: Borrower Last Name   Loan Value: xx
Field: Does Lender xx   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: 10/xx/2020 Tape Value: 10/xx/2020 Variance: -6 (Days) Variance %: Comment: The Note reflects the Original Note Doc Date as 10/xx/2020. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot decrease test. Initial CD dated 10/xx/2020 reflects lender credit at $xx, however, final CD dated 10/xx/2020 reflects lender credit at $7.50. This is decrease of $xx for charges that cannot decrease. Valid COC for the decrease in xx is missing from the loan documents."
																																																																																							* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows the subject loan was delivered to Freddie Mac and Freddie Mac lost the closing documents."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.510%, the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by LP xx		Moderate	Pass	Pass	Pass	Pass	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
45340382	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$19,608.76	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,698.27	2.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	743	Not Applicable	46.667%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 03/xx/2022, the subject mortgage was originated on xx

There is no chain of assignment. Currently, the subject loan is with original lender xx

There is a certificate of sale for unpaid municipal liens located at “xx ” in the amount of $xx with the instrument  xx  The tax collector report shows the liens are redeemed on 04/xx/2020.

Annual town taxes of 2021 have been paid in the amount of $xx on 11/xx/2021.

1st town taxes of 2022 have been paid in the amount of $xx on 02/xx/2022.

2nd town taxes of 2022 have been due in the amount of $xx.

No prior year delinquent taxes have been found.
According to payment history as of 3/xx/2022, the borrower is current with loan and the next due date for payment is 4/xx/2022. The last payment was received on 3/xx/2022 in the amount of $xx which was applied for due date 3/xx/2022. The current P&I is in the amount of $xx and current PITI is in the amount of $xx with an interest rate of 2.875%. The current UPB reflected as per the payment history is in the amount of $1,286,877.14.	Collections Comments:The current status of the loan is performing.

According to payment history as of 3/xx/2022, the borrower is current with loan and the next due date for payment is 4/xx/2022. The last payment was received on 3/xx/2022 in the amount of $xx which was applied for due date 3/xx/2022. The current P&I is in the amount of $xx and current PITI is in the amount of $xx with an interest rate of 2.875%. The current UPB reflected as per the payment history is in the amount of $1,286,877.14.

As per final application, the borrower xx

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Original Appraised Value Loan Value: xx
Field: Original CLTV Ratio Percent   Loan Value: 90.959%   Tape Value: 92.908%   Variance: -1.949%   Variance %: -1.94900%   Comment: Collateral Value used for Underwriting: $xx. Amount of Secondary Lien(s): $0.00 Loan Amount: $xx. LTV = 90.959%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: 3/xx/2021   Tape Value: 3/xx/2021   Variance: -5 (Days)   Variance %:    Comment: Original note reflects original note doc date as 3/xx/2021.   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Standard LTV (OLTV) Loan Value: xx Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 46.667% as the borrower's income is $xx and total expenses are in the amount of $xx per xx ."				Elevated	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
15823000	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$9,512.00	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,534.27	3.125%	360	xx	xx	FHA	Fixed	Cash Out	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	53.661%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 03/xx/2022, the subject mortgage was originated on xx
There are 2 prior junior mortgages.
The first prior mortgage was originated on xx
The second prior mortgage was originated on xx
There is credit card judgment recorded xx
Town taxes for the year 2022 will be due on 05/xx/2022 for the amount of $9512.00. No prior year tax delinquency has been found.
According to the payment history as of 03/xx/2022, the borrower is regular with the payment and the next due date is 04/xx/2022. The last payment was received on 03/xx/2022 for the amount of $2618.55(PITI). The monthly P&I is in the amount of $1534.27 with an interest rate of 3.125%. The current UPB is reflected in PH for the amount of $xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 03/xx/2022, the borrower is regular with the payment and the next due date is 04/xx/2022. The last payment was received on 03/xx/2022 for the amount of $2618.55(PITI). The monthly P&I is in the amount of $1534.27 with an interest rate of 3.125%. The current UPB is reflected in PH for the amount of $xx.
No evidences have been found regarding the foreclosure and bankruptcy as the latest CH is missing. The occupancy is unable to be determined. The borrower is xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	Field: Borrower DTI Ratio Percent Loan Value: 53.661% Tape Value: 53.283% |---| 0.378% |----| 0.37800% Comment: The borrower's monthly income is $xx after subject loan the proposed amount $xx and total non-housing payments is $819.00. Hence, the calculated DTI ratio is 53.521%. Tape Source: Initial Tape Type:
Field: Does Lender xx    Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 81.400%   Tape Value: 80.000%   Variance: 1.400%   Variance %: 1.40000%   Comment: Collateral value used for underwriting: $xx. Loan amount: $xx. CLTV = 81.400%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: 5/xx/2021   Tape Value: 5/xx/2021   Variance: -5 (Days)   Variance %:    Comment: Note reflects original note doc date as 5/xx/2021.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows an FHA not insured due to case number expired prior to closing. Unable to rely on docs in file. Elevated for client review."
																																																																																							* xx FHA or MIC missing and required (Lvl 3) xx certificate is missing from the loan documents."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
7887506	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,832.32	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$900.17	2.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Secondary	Yes	Yes	No	791	Not Applicable	49.577%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 04/xx/2022, the subject mortgage was xx

There is no chain of assignment. Currently, the subject loan is with original lender xx

No active judgments or liens have been found.

Annual county taxes of 2021 have been paid in the total amount of $xx.

No prior year delinquent taxes have been found.
According to payment history as of 3/xx/2022, the borrower is current with the loan and the next due date for payment is 4/xx/2022. The last payment was received on 3/xx/2022 in the amount of $900.17 which was applied for due date 3/xx/2022. The current P&I is in the amount of $900.17 and current PITI is in the amount of $xx with an interest rate of 2.750%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:

According to servicing comments, the current status of the loan is performing.

According to payment history as of 3/xx/2022, the borrower is current with the loan and the next due date for payment is 4/xx/2022. The last payment was received on 3/xx/2022 in the amount of $900.17 which was applied for due date 3/xx/2022. The current P&I is in the amount of $900.17 and current PITI is in the amount of $xx with an interest rate of 2.750%. The current UPB reflected as per the payment history is in the amount of $xx.

As per final application, the borrower xx

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Update:No any additional information found in recent collection comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 12 Tape Value: 13 |---| -1 |----| -7.69230% Comment: As per Tape data ,age of loan is 13 .However it reflects 12. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 49.577%   Tape Value: 49.580%   Variance: -0.003%   Variance %: -0.00300%   Comment: As per Tape data ,Post Close DTI is 49.580%.However Final Application documents reflects as 49.577%.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 29.914%   Tape Value: 29.910%   Variance: 0.004%   Variance %: 0.00400%   Comment: As per Tape data ,Post Close Housing Ratio is 29.910%.However Final Application documents reflects as 29.914   Tape Source: Initial   Tape Type:
Field: Stated Maturity Date   Loan Value: 3/xx/2051   Tape Value: 3/xx/1951   Variance: 36525 (Days)   Variance %:    Comment: As per Tape data ,Stated Maturity Date is 03/xx/1951 .However Note documents reflects it 3/xx/2051.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 348 Tape Value: 347 Variance: 1 Variance %: 0.28818% Comment: As per Tape data ,Stated Remaining term of loan is 347 months.However it reflects 348 months. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase State Regulations Test Failed (Lvl 3) "This loan failed the bona fide discount points test due to the loan is a first lien mortgage and has a principal amount that is greater than or equal to $10,000 and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate. Points are treated as paid for the purpose of reducing, and in fact result in a bona fide reduction of the interest rate, if they are marked as "xx
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 49.58%. Seller defect shows xx second job was not verified and was not stable income and may push DTI over 51.293%. Unable to rely on docs in file and unable to calc ATR.

Downgraded to LVL2 because SOL is expired in February 2024."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.58% as the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by DU xx		Moderate	Not Covered	Pass	Pass	Pass	Fail	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
450001	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$6,631.85	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,655.12	2.990%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	702	686	47.755%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 04/xx/2022, the subject mortgage was originated xx
There are no active liens and judgments against the borrower.
Taxes for the year 2021 have been paid for the amount of $6631.85. The utility taxes for the year 2021 will be due on 05/xx/2022 for the amount of $123.00. No prior year tax delinquency has been found.
According to the payment history as of 03/xx/2022, the borrower is regular with the payment and the next due date is 03/xx/2022. The last payment was received on 02/xx/2022 for the amount of $2506.30(PITI). The monthly P&I is in the amount of $1655.12 with an interest rate of 2.990%. The current UPB is reflected in PH for the amount of $xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 03/xx/2022, the borrower is regular with the payment and the next due date is 03/xx/2022. The last payment was received on 02/xx/2022 for the amount of $2506.30(PITI). The monthly P&I is in the amount of $1655.12 with an interest rate of 2.990%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The subject property is owner-occupied and is in average condition. No comments have been found regarding the property damage or repair. Also, no comments have been regarding the income impacted due to covid-19. The borrower is working as xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Appraisal (Incomplete) Missing or error on the Rate Lock Mortgage Insurance	Field: Age of Loan Loan Value: 8 Tape Value: 10 |---| -2 |----| -20.00000% Comment: Age of loan is 8. Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: Not Applicable   Tape Value: xx
Field: Does Lender xx   Loan Value: Not Applicable   Tape Value: Yes   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Not Applicable   Tape Value: 1.750%   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 98.189%   Tape Value: 96.500%   Variance: 1.689%   Variance %: 1.68900%   Comment: Collateral Value used for Underwriting:$xx. Amount of Secondary Lien(s): $0.00. Loan Amount: $xx. CLTV = 98.189%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx	4: Unacceptable	* Appraisal incomplete xx "Appraisal report is subject to completion of construction of subject property. Estimate amount to complete construction is not available in the appraisal report. Final CD does not reflect any holdback. 1004D is missing from the loan documents."	* Loan does not conform to program guidelines (Lvl 3) "Provided seller’s tape shows an alert that the subject loan is not insurable & was closed with an expired appraisal."
* xx FHA or MIC missing and required (Lvl 3)     "FHA xx certificate is missing from the loan file."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan file."	* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 47.75% as the borrower’s income is $xx and the total expenses are in the amount of $xx and the loan was underwritten by AUS/DU xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
55986420	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,555.83	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$703.15	4.000%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	621	Not Applicable	24.346%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 04/xx/2022, the subject mortgage was originated xx
There are no active liens and judgments against the borrower.
Annual county taxes for the year 2021 have been paid for the amount of $2453.60. No prior year tax delinquency has been found.
According to the payment history as of 04/xx/2022, the borrower is regular with the payment and the next due date is 05/xx/2022. The last payment was received on 04/xx/2022 for the amount of $989.63(PITI). The monthly P&I is in the amount of $703.15 with an interest rate of 4.00%. The current UPB is reflected in PH for the amount of $xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 04/xx/2022, the borrower is regular with the payment and the next due date is 05/xx/2022. The last payment was received on 04/xx/2022 for the amount of $989.63(PITI). The monthly P&I is in the amount of $703.15 with an interest rate of 4.00%. The current UPB is reflected in PH for the amount of $xx.
No comments have been found regarding the foreclosure and bankruptcy. The occupancy is unable to be determined from the comments. No comments have been found regarding the property damage or repair. The borrower is working as xx
Update:
No any additional information found in recent collection comments.
The collection comments are available from xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Mortgage Insurance	Field: Age of Loan Loan Value: 52 Tape Value: 53 |---| -1 |----| -1.88679% Comment: NA Tape Source: Initial Tape Type:
Field: Does Lender xx Loan Value: Not Applicable   Tape Value: Yes   Variance:    Variance %:    Comment: xx   Tape Source: Initial   Tape Type:
Field: MI Coverage Amount   Loan Value: Not Applicable   Tape Value: 1.750%   Variance:    Variance %:    Comment: Mortgage insurance cert missing.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 98.189%   Tape Value: 96.500%   Variance: 1.689%   Variance %: 1.68900%   Comment: Collateral Value used for Underwriting: $xx Amount of Secondary Lien(s): $00.00 Loan Amount: $xx CLTV = 98.189%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx	3: Curable	* xx FHA or MIC missing and required (Lvl 3) "This loan is FHA. Mortgage insurance certificate is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "The affiliated business disclosure is missing from the loan documents"	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 24%. Tape shows SSN number used (last 4, xx) did not match actual SSN (last 4, xx). Reason not provided. Further details not provided. Unable to rely on docs in file and unable to calc ATR.

Downgraded to LVL2 because SOL is expired in 2020."
																																																																																								* Property is Manufactured Housing (Lvl 2) "The subject property is a manufactured home and xx available in the recorded copy of the subject mortgage and manufactured home affidavit of affixation is attached with the mortgage copy. The final title policy is available in the loan file that doesn’t have ALTA-7 for Manufactured Home. The appraisal report at origination is showing that the subject property has been attached to the permanent foundation system and towing wheels and axles have been removed."		Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
71769490	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,647.80	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,278.04	4.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	693	Not Applicable	37.571%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 04/xx/2022, the subject mortgage was originated xx

The chain of assignment has not been completed. Currently, the assignment is with xx

There is a prior civil judgment in favor ofxx  However, the borrower’s name and xx  were not matched with subject borrower.

There is a prior civil judgment active against the borrower in favor of xx

1st county taxes of 2021 have been paid in the amount of $xx on 12/xx/2021.

2nd county taxes of 2021 have been due in the amount of $xx.

No prior year delinquent taxes have been found.
According to payment history as of 4/xx/2022, the borrower is currently delinquent for 26 months and the next due date for payment is 2/xx/2020. The last payment was received on 3/xx/2020 in the amount of $xx which was applied for due date 1/xx/2020. The current P&I is in the amount of $xx and current PITI is in the amount of $xx with an interest rate of 4.750%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the loan is in collection.

According to payment history as of 4/xx/2022, the borrower is currently delinquent for 26 months and the next due date for payment is 2/xx/2020. The last payment was received on 3/xx/2020 in the amount of $xx which was applied for due date 1/xx/2020. The current P&I is in the amount of $xx and current PITI is in the amount of $xx with an interest rate of 4.750%. The current UPB reflected as per the payment history is in the amount of $xx.

As per comment dated 02/xx/2022, the reason for default is borrower's income is impacted by xx-  Further details not provided.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Update:-
As per the comment dated 3/xx/2023, the modification was denied.
No any additional information found in recent collection comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Age of Loan Loan Value: 8 Tape Value: 33 |---| -25 |----| -75.75757% Comment: Age of loan reflects 8. Tape Source: Initial Tape Type:
Field: Original Note Doc Date Loan Value: 6/xx/2019 Tape Value: 6/xx/2019 Variance: -5 (Days) Variance %: Comment: The Note reflects the Original Note Doc Date as 6/xx/2019. Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 38%. Tape shows missing full 2 yrs tax returns as xx was qualified off only 2 mos income. Unable to rely on docs in file and unable to calc ATR.

																																																																																								Downgraded to LVL2 because SOL is expired in 2022."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
21734042	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$4,179.11	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$963.33	5.000%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	No	Not Applicable	Unavailable	38.419%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 04/xx/2022, the subject mortgage was originated on xx

There is no chain of assignment. Currently, the subject loan is with original lender xx

No active judgments or liens have been found.

1st and 2nd county taxes of 2021 have been paid in the total amount of $xx.

No prior year delinquent taxes have been found.
According to payment history as of 3/xx/2022, the borrower is current with the loan and the next due date for payment is 4/xx/2022. The last payment was received on 3/xx/2022 in the amount of $xx which was applied for due date 3/xx/2022. The current P&I is in the amount of $963.33 and current PITI is in the amount of $xx with an interest rate of 5.000%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of 3/xx/2022, the borrower is current with the loan and the next due date for payment is 4/xx/2022. The last payment was received on 3/xx/2022 in the amount of $xx which was applied for due date 3/xx/2022. The current P&I is in the amount of $963.33 and current PITI is in the amount of $xx with an interest rate of 5.000%. The current UPB reflected as per the payment history is in the amount of $xx.

As per final application, the borrower xx
No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate Missing Dicsloures Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 38.419% Tape Value: 38.421% |---| -0.002% |----| -0.00200% Comment: This loan has a qualified mortgage DTI of 38.421%, the borrower's income was $xx and total expenses are in the amount of $xx. Tape Source: Initial Tape Type:
Field: Number of Months Collection Comments Received Loan Value: 12 Tape Value: 1 Variance: 11 Variance %: 1100.00000% Comment: Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Loan failed GSE QM APR Test due to APR calculated 5.829% exceeds APR threshold of 5.350% over by +0.479%."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing in loan file."
* Missing flood cert (Lvl 3)     "Flood insurance is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3) "Settlement services provider list is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed Qualified Mortgage APR Threshold Test due to APR calculated 5.829% exceeds APR threshold of 5.350% over by +0.479%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 5.829% exceeds APR threshold of 4.600% over by +1.229%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed Higher-Priced Mortgage Loan Test due to APR calculated 5.830% exceeds APR threshold of 4.600% over By +1.230%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Loan does not conform to program guidelines (Lvl 2) "Seller tape shows loan failed QM points and fee due to APR 2.25% over by APOR."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
6746600	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,147.96	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$789.36	4.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	35.000%	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Primary	No	Not Applicable	Unavailable	35.629%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 04/xx/2022, the subject mortgage was originated on xx

There is no chain of assignment. Currently, the subject loan is with original lender xx

No active judgments or liens have been found.

1st and 2nd county taxes of 2021 have been paid in the total amount of $xx.

No prior year delinquent taxes have been found.
According to payment history as of 3/xx/2022, the borrower is current with the loan and the next due date for payment is 4/xx/2022. The last payment was received on 3/xx/2022 in the amount of $xx which was applied for due date 3/xx/2022. The current P&I is in the amount of $789.36 and current PITI is in the amount of $xx with an interest rate of 4.750%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of 3/xx/2022, the borrower is current with the loan and the next due date for payment is 4/xx/2022. The last payment was received on 3/xx/2022 in the amount of $xx which was applied for due date 3/xx/2022. The current P&I is in the amount of $789.36 and current PITI is in the amount of $xx with an interest rate of 4.750%. The current UPB reflected as per the payment history is in the amount of $xx.

As per final application, the borrower xx
No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate Missing Dicsloures Missing or error on the Rate Lock	Field: Number of Months Collection Comments Received Loan Value: 408 Tape Value: 33 |---| 375 |----| 1136.36363% Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* GSE Points and Fees Test Violations (Lvl 3) "Loan failed GSE (Fannie Mae public guidelines) QM APR test due to APR calculated 5.459% exceeds APR threshold of 5.180% over by +0.279%. Subject loan is escrowed."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing in loan file."
* Missing flood cert (Lvl 3)     "Flood certificate is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3) "Settlement services provider list is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed Qualified Mortgage threshold test due to APR calculated 5.459% exceeds APR threshold of 5.180% over by +0.279%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 5.459% exceeds APR threshold of 4.430% over by +1.029%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed Higher-Priced Mortgage Loan test due to APR calculated 5.470% exceeds APR threshold of 4.430% over by +1.040%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Loan does not conform to program guidelines (Lvl 2) "Seller tape shows loan fails anti predatory violation - points and fees QM test due to QM general rule is 2.25% APR over APOR."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
41482776	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,126.16	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$991.13	4.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	30.863%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 04/xx/2022, the subject mortgage was originated on xx
There is no chain of assignment as the subject mortgage is with the original lender xx
No active judgments or liens have been found.
Annual county taxes for 2021 have been paid in the amount of $1126.16.
No prior year delinquent taxes have been found.

According to a review of the payment history as of 03/xx/2022, the borrower is currently performing and the next due date is 04/xx/2022. The last payment was received on 3/xx/2022 in the amount of $xx which was applied for 03/xx/2022. The UPB is in the amount of $xx. The current P&I is $991.13 and PITI is $xx.
Collections Comments:The loan is performing and the next due date is 04/xx/2022. The last payment was received on 3/xx/2022 in the amount of $xx which was applied for 03/xx/2022. No records for bankruptcy and foreclosure have been found. The RFD is unable to be determined. No repairs and damages have been found. No comments have been fund stating the borrower’s income was impacted by covid. The borrower xx

Update: No any additional information found in recent collection comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing Dicsloures Missing or error on the Rate Lock	Field: Borrower 1 Current Employer 1 Contact Name Loan Value: xx
Field: Borrower 1 Current Employer 1 Position/Type of Business   Loan Value: xx   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Number of Months Collection Comments Received Loan Value: 14 Tape Value: 0 Variance: 14 Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges than in total cannot increase more than 10% tolerance test. Initial loan estimate dated 11/xx/2021 reflects the sum of section c fees and recording fee at $886.00. However, final closing disclosure dated 12/xx/2021 reflects the sum of section c and recording fee at $xx. This is a cumulative increase of +$966.05 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents."
* Intent to Proceed Missing  (Lvl 3)     "Intent to proceed is missing in loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3) "Service provider list is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "Loan failed GSE QM APR test due to APR calculated 5.752% exceeds APR threshold of 5.920% over by +0.462. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

Loan failed Qualified Mortgage APR test due to APR calculated 5.752% exceeds APR threshold of 5.920% over by +0.462. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed Qualified Mortgage safe harbor threshold test due to APR calculated 5.752% exceeds APR threshold of 4.540% over by +1.212%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed higher-priced mortgage loan test due to APR calculated 5.783% exceeds APR threshold of 4.540% over by +1.243%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Loan does not conform to program guidelines (Lvl 2) "Seller tape reflects the issue as anti predatory violation in points and points test. Loan failed the general QM rule where 2.25% APR is over APOR."		Moderate	Pass	Pass	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
73330547	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,000.64	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$916.80	4.750%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	Unavailable	688	670	40.099%	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 04/xx/2022, the subject mortgage was originated on xx

There is no chain of assignment. Currently, the subject loan is with original lender xx
No active judgments or liens have been found.

1st and 2nd county taxes of 2021 have been paid in the total amount of $xx.

No prior year delinquent taxes have been found.
According to payment history as of 3/xx/2022, the borrower is current with the loan and the next due date for payment is 4/xx/2022. The last payment was received on 3/xx/2022 in the amount of $xx which was applied for due date 3/xx/2022. The current P&I is in the amount of $916.80 and current PITI is in the amount of $xx with an interest rate of 4.750%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of 3/xx/2022, the borrower is current with the loan and the next due date for payment is 4/xx/2022. The last payment was received on 3/xx/2022 in the amount of $xx which was applied for due date 3/xx/2022. The current P&I is in the amount of $916.80 and current PITI is in the amount of $xx with an interest rate of 4.750%. The current UPB reflected as per the payment history is in the amount of $xx.

As per final application, the borrower xx

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Flood Certificate Missing Dicsloures Missing or error on the Rate Lock	Field: Number of Months Collection Comments Received Loan Value: 156 Tape Value: 13 |---| 143 |----| 1100.00000% Comment: Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 97.639%   Tape Value: 95.000%   Variance: 2.639%   Variance %: 2.63900%   Comment: Collateral Value used for Underwriting: $xx. Amount of Secondary Lien(s): $0.00. Loan Amount: $xx. CLTV =97.639%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "Finance charge disclosed on final CD as $xx. Calculated finance charge is $xx for an under disclosed amount of $740.65. Reason for finance charge under disclosure is unknown as the fee itemization is missing."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan failed the TRID total of payments test due to total of payment disclosed on final CD as $xx. Calculated total of payment $xx. For an under disclosed amount of$815.65.

Loan failed lender credits cannot decrease test. Initial CD dated 8/xx/2021 reflects Lender's Title Insurance Policy at 736.50 paid by lender. However, Final CD dated 9/xx/2021 reflects Lender's Title Insurance Policy at $726.00 paid by lender. This is decrease of $10.50 for charges that cannot decrease. Valid COC for the decrease in NSLC is missing from the loan documents.

Loan failed lender credits cannot decrease test. Initial CD dated 8/xx/2021 reflects Recording Service Fee at $35.00 paid by lender. However, Final CD dated 9/xx/2021 reflects Recording Service Fee at $25 paid by lender. This is decrease of $10.00 for charges that cannot decrease. Valid COC for the decrease in NSLC is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan failed the GSE QM APR test due to APR charged: 5.307% APR threshold: 5.170% over by +0.137%. Subject loan is Escrowed."
* Intent to Proceed Missing  (Lvl 3)     "The borrower's intent to proceed is missing in loan file."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Missing Required Disclosures (Lvl 3) "Settlement services provider list is missing from the loan documents."	* Compliance Testing (Lvl 2) "Loan failed qualified mortgage safe harbor threshold test due to APR calculated 5.307% exceeds APR threshold of 4.420% over by +0.887%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed qualified mortgage APR threshold test due to APR calculated 5.307% exceeds APR threshold of 5.170% over by +0.137%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* Higher-Priced Mortgage Loan test Fail (Lvl 2)     "Loan failed higher-priced mortgage loan test due to APR calculated 5.307% exceeds APR threshold of 4.420% over by +0.896%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
* Loan does not conform to program guidelines (Lvl 2)     "Seller tape shows issue anti predatory violation- Points and Fee QM - Loan failed the QM general rule: 2.25%APR over APOR."
																																																																																								* Missing flood cert (Lvl 2) "Flood insurance certificate is missing from the loan documents."		Moderate	Pass	Fail	Pass	Not Covered	Pass	No Result	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
21858991	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$3,066.04	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,201.06	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	12.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	701	Not Applicable	5.182%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 04/xx/2022, the subject mortgage was originated on xx

There is no chain of assignment. Currently, the subject loan is with original lender xx

There are 2 prior judgments against the borrower in favor of xx

There are 2 UCC finance statement against the borrower in favor of xx . However, the amount of lien is not mentioned in the supportive document.

1st county taxes of 2021 have been paid in the amount of $xx on 11/xx/2021.

2nd county taxes of 2021 have been due in the amount of $xx

No prior year delinquent taxes have been found.
According to payment history as of 3/xx/2022, the borrower is current with the loan and the next due date for payment is 4/xx/2022. The last payment was received on 3/xx/2022 in the amount of $xx which was applied for due date 3/xx/2022. The current P&I is in the amount of $xx and current PITI is in the amount of $xx with an interest rate of 3.250%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of 3/xx/2022, the borrower is current with the loan and the next due date for payment is 4/xx/2022. The last payment was received on 3/xx/2022 in the amount of $xx which was applied for due date 3/xx/2022. The current P&I is in the amount of $xx and current PITI is in the amount of $xx with an interest rate of 3.250%. The current UPB reflected as per the payment history is in the amount of $xx.

Covid-19 attestation is available in the loan file located at “xx

As per final application, the borrower xx

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 5.182% Tape Value: 5.129% |---| 0.053% |----| 0.05300% Comment: Borrower DTI ratio is 5.182%. Tape Source: Initial Tape Type:
Field: Last Payment Received Date   Loan Value: 7/xx/2024   Tape Value: 3/xx/2022   Variance: 853 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date Loan Value: 6/xx/2021 Tape Value: 5/xx/2021 Variance: 42 (Days) Variance %: Comment: Original note date is 6/xx/2021. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges than in total cannot increase more than 10% tolerance test. LE dated 5/xx/2021 reflects the sum of Section C fees and Recording fee at $xx. However, CD dated 7/xx/2021 reflects the sum of Section C and Recording fee at $xx. This is a cumulative increase of $792.10 for charges that in total cannot increase more than 10% test. COC for increase in fee is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement is missing from the loan file."
* Missing Required Disclosures (Lvl 3) "Home loan toolkit disclosure is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 5.182%. Tape shows missing SE P&L and missed other mortgage and solar debt. DTI impact unable to calculate per tape.

																																																																																								Downgraded to LVL2 because SOL is expired in June 2024."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
32595567	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,795.68	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$882.31	4.625%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	31.289%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 04/xx/2022, the subject mortgage was originated on xx

There is no chain of assignment. Currently, the subject loan is with original lender xx.
No active judgments or liens have been found.

1st and 2nd county taxes of 2022 have been due in the amount of xx

No prior year delinquent taxes have been found.
According to payment history as of 4/xx/2022, the borrower is current with the loan and the next due date for payment is 5/xx/2022. The last payment was received on 4/xx/2022 in the amount of $xx which was applied for due date 4/xx/2022. The current P&I is in the amount of $882.31 and current PITI is in the amount of $xx with an interest rate of 4.625%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of 4/xx/2022, the borrower is current with the loan and the next due date for payment is 5/xx/2022. The last payment was received on 4/xx/2022 in the amount of $xx which was applied for due date 4/xx/2022. The current P&I is in the amount of $882.31 and current PITI is in the amount of $xx with an interest rate of 4.625%. The current UPB reflected as per the payment history is in the amount of $xx.

As per final application, the borrower xx e for 1 month.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Update:-
No any additional information found in recent collection comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: 31.289% Tape Value: 30.921% |---| 0.368% |----| 0.36800% Comment: Updated as per transmittal summary. Tape Source: Initial Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: Yes   Variance:    Variance %:    Comment: NA.   Tape Source: Initial   Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: 31.289%   Tape Value: 30.921%   Variance: 0.368%   Variance %: 0.36800%   Comment: Updated as per transmittal summary.   Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: $xx    Tape Value: xx Variance: $5000.00   Variance %: 2.85714%   Comment: Updated as per Appraisal Report.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value:xx    Tape Value:xx    Variance: 1.688%   Variance %: 1.68800%   Comment: Collateral value used for underwriting: $xx. Amount of secondary lien: $0.00. Loan amount:$xx. CLTV=98.188%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value: xx Tape Value: xx Variance: 1.688% Variance %: 1.68800% Comment: Collateral value used for underwriting: $xx, loan amount: xx . LTV=xx. Tape Source: Initial Tape Type:	4: Unacceptable	* Property Marketability Issues (Lvl 4) "Tape shows subject was a flip transaction. Last purchase 9/xx/21 for $xx and subject transaction on 2/xx/22 for $xx. Appraisal notes no recent improvements for flip and that subject was purchased in off market transaction; no further details provided. Elevated for client review."	* ComplianceEase TRID Tolerance Test Failed (Lvl 3) "Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated 12/xx/2021 does not reflect points-loan discount fee. However, final closing disclosure dated 02/xx/2022 reflects points-loan discount fee at $xx. This is an increase in fee of +$xx for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents.

Loan failed charges that cannot increase 0% tolerance test. Initial loan estimate dated 12/xx/2021 does not reflect appraisal re-inspection fee. However, final closing disclosure dated 02/xx/2022 reflects appraisal re-inspection fee at $200.00. This is an increase in fee of +$200.00 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by the borrower is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 3) "Required affiliated business disclosure is missing from the loan documents."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 5.572% exceeds APR threshold of 5.120% over by +0.452%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed.

Loan failed FHA QM safe harbor threshold test due to APR calculated 5.875% exceeds APR threshold of 5.620% over by +0.255%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Higher Price Mortgage Loan (Lvl 2) "Loan failed higher-priced mortgage loan test due to APR calculated 5.875% exceeds APR threshold of 5.120% over by +0.755%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
60693184	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$2,097.39	$2,036.30	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,276.18	4.990%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	668	Not Applicable	9.774%	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 04/xx/2022, the subject mortgage was originated on xx

There is no chain of assignment. Currently, the subject loan is with original lender xx

There are 2 prior federal tax liens against the borrower in favor of xx which were recorded on xx

There is credit card judgment against the borrower in favor of xx

Annual county taxes of 2021 have been delinquent in the amount of $xx and the good through date is 04/xx/2022.
The loan was originated on 10/xx/2021 and the first payment is due on 12/xx/2021. According to payment history tape data as of 3/xx/2022, the borrower is currently delinquent for 3 months and the next due date for payment is 12/xx/2021. The current P&I is in the amount of $xx with an interest rate of 4.990%. The current UPB reflected as per the payment history tape data is in the amount of $xx.	Collections Comments:

The loan is currently in collection.
The loan was originated on xx . According to payment history tape data as of 3/xx/2022, the borrower is currently delinquent for 3 months and the next due date for payment is 12/xx/2021. The current P&I is in the amount of $xx with an interest rate of 4.990%. The current UPB reflected as per the payment history tape data is in the amount of $xx.

As per final application, the borrower xx
Covid-19 attestation is available in the loan file located at “xx
The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Update:No any additional information found in recent collection comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing DU/GUS/AUS Missing or error on the Rate Lock	Field: Age of Loan Loan Value: -11 Tape Value: 6 |---| -17 |----| -283.33333% Comment: NA Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 9.774%   Tape Value: 8.431%   Variance: 1.343%   Variance %: 1.34300%   Comment: NA   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term Loan Value: 371 Tape Value: 359 Variance: 12 Variance %: 3.34261% Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "GSE (Fannie Mae public guidelines) QM APR Test failed due to APR calculated 5.246% exceeds APR threshold of 5.160% over by +0.086%"
* Loan does not conform to program guidelines (Lvl 3)     "Seller tape shows Early payment default."
* Missing DU/GUS/AUS as required by guidelines (Lvl 3)     "AUS report is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Loan failed Qualified Mortgage Safe Harbor threshold test due to APR calculated 5.246% exceeds APR threshold of 4.410% over by +0.836%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."
																																																																																								* Higher-Priced Mortgage Loan test Fail (Lvl 2) "Loan failed Higher-Priced Mortgage Loan Test due to APR calculated 5.306% exceeds APR threshold of 4.410% over By +0.896%. HPML disclosure signed by the borrower is missing from the loan documents. Subject loan is escrowed."		Elevated	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
42625308	xx	xx	8/xx/2022 12:00:00 AM	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Not Applicable	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	$3,791.15	$4,475.74	6.275%	480	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Alternative	Not Applicable	Not Applicable	Not Applicable	Not Applicable	$0.00	Unavailable	Not Applicable	5 + Family	xx	xx	Investor	Yes	Yes	No	711	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Collections Comments:

Update:-
As per the review of the collection comment as of 7/xx/2024, the current status of the loan is performing.
No any additional information found in recent collection comments
Foreclosure Comments:
Bankruptcy Comments:Not Applicable	Not Applicable	3: Curable	* Required Documentation Missing or Incomplete (Lvl 3) ""Transaction is Refinance of Investment. required renewable lease agreement for following properties: i) xx"	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24
Times 1X30:0
Times 1X60:0
Times 1X90:0
Currently Delinquent? :No
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:0
Max Days Dlq Last 12 Mos:0
Verification Type:Credit Report	Mos Reviewed:24 Times 1X30:0 Times 1X60:0 Times 1X90:0 Currently Delinquent? :No Total Delinquent:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	Number:0 Total Amount:Not Applicable Last Date:Not Applicable	No	Not Applicable	Not Applicable	Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :Not Applicable
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable
Times 1X30:Not Applicable
Times 1X60:Not Applicable
Times 1X90:Not Applicable
Currently Delinquent? :
Total Delinquent:Not Applicable
Mortgage/Rent Dlq Last 12 Mos:Not Applicable
																																																																																																																		Max Days Dlq Last 12 Mos:Not Applicable	Mos Reviewed:Not Applicable Times 1X30:Not Applicable Times 1X60:Not Applicable Times 1X90:Not Applicable Currently Delinquent? :Not Applicable Total Delinquent:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Number:Not Applicable Total Amount:Not Applicable Last Date:Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable
30124127	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$9,588.14	$17,414.80	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$3,179.40	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	750	Not Applicable	49.405%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 0xx
There is no chain of assignment. Currently, the subject loan is with original lender xx
No active judgments or liens have been found.

1st county taxes of 2021/2022 have been paid in the amount of xx  on 03/xx/2022.

2nd county taxes of 2021/2022 have been delinquent in the amount of xx  and the good through date is 04/xx/2022.
According to payment history tape as of 4/xx/2022, the borrower is current with the loan and the next due date for payment is 5/xx/2022. The last payment was received in the amount of $xx which was applied for due date 4/xx/2022. However, unable to determine last payment received date. The current P&I is in the amount of $xx and current PITI is in the amount of $xx with an interest rate of 3.250%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The current status of the loan is performing.

According to payment history as of 4/xx/2022, the borrower is current with the loan and the next due date for payment is 5/xx/2022. The last payment was received in the amount of $xx which was applied for due date 4/xx/2022. However, unable to determine last payment received date. The current P&I is in the amount of $xx and current PITI is in the amount of $xx with an interest rate of 3.250%. The current UPB reflected as per the payment history is in the amount of $xx.

Covid-19 attestation is available in the loan file located at “xx

As per final application, the borrower xx
The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Update:
No any additional information found in recent collection comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Origination Appraisal	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: 49.406% |---| -0.001% |----| -0.00100% Comment: Tape Source: Initial Tape Type:
Field: Original Note Doc Date Loan Value: 8/xx/2021 Tape Value: 8/xx/2021 Variance: -6 (Days) Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows seller could not get transcripts post close for non-del purchase condition due to delay at IRS. We have stamped copies for most recent 2 years. Original PP was xx but value at time of appraisal was $xx. Received new appraisal in January 2022 with value of $xx so current LTV based upon new appraisal and UPB would be 80.50%."
* Missing Appraisal (Lvl 3)     "Appraisal report is missing from the loan file."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement is missing from the loan file."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 45.67%. Tape shows DTI 49.406%. Reasons for increased DTI not provided. Revised DU not in file. Unable to rely on docs in file and unable to calc ATR. SOL will expire on 08/xx/2024."
																																																																																								* Qualified Mortgage DTI exceeds 43% (Lvl 2) "The loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 45.669% as the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by AUS/DU xx		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
66797906	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,599.05	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,643.18	2.750%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	722	Not Applicable	42.105%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx . There is no chain of assignment as the subject mortgage is with the original lender xx . This liens were sub-ordinated with the subject mortgage. There are 2 judgments. However, the SSN# mentioned on the document is not matching with borrower’s SSN#. 1st and 2nd installment county taxes for 2021 have been paid in the amount of $5599.05. No prior year delinquent taxes have been found.	As per the review of the payment history, the borrower is current with the loan and the next payment is due for 4/xx/2022. The last payment was received on 3/xx/2022 in the amount of $xx which was applied for 3/xx/2022. The current P&I is $xx and PITI is $xx. The current UPB is $xx.	Collections Comments:The loan is currently performing and the next payment is due for 4/xx/2022. The last payment was received on 3/xx/2022 in the amount of $xx which was applied for 3/xx/2022. No records for foreclosure and bankruptcy have been found. No repairs and damages have been found. No comments have been found stating the borrower’s income as impacted by covid. The borrower xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Original Appraised Value Loan Value: xx Tape Value: $450000.00 |---| $125000.00 |----| 27.77777% Comment: Original appraised value asxx Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx    Tape Value: 89.444%   Variance: -19.444%   Variance %: -19.44400%   Comment: Original CLTV ratio percent as 70.000%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV) Loan Value:xx Tape Value: 89.444% Variance: -19.444% Variance %: -19.44400% Comment: Original standard LTV (OLTV) as 70.000%. Tape Source: Initial Tape Type:	3: Curable	* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approve/eligible at 42.105%. Tape shows loan was repurchased over missing income documentation. Further details not provided. Unable to rely on documents in file and unable to calculate ATR.

																																																																																								Downgraded to LVL2 because SOL is expired in May 2024."		Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
93421976	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,878.61	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$767.77	3.250%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Yes	xx	xx	30.000%	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	664	743	49.592%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx
There is no chain of assignment as the subject mortgage is with the original lender xx
No active judgments or liens have been found.
Annual county taxes for 2021 have been paid in the amount of $2763.47.
 No prior year delinquent taxes have been found.
As per the review of the payment history, the borrower is current with the loan and the next payment is due for 4/xx/2022. The last payment was received on 3/xx/2022 in the amount of $xx which was applied for 3/xx/2022. The current P&I is $767.77 and PITI is $xx. The current UPB is $xx.	Collections Comments:The loan is currently performing and the next payment is due for 4/xx/2022. The last payment was received on 3/xx/2022 in the amount of $xx which was applied for 3/xx/2022. No records for foreclosure and bankruptcy have been found. No repairs and damages have been found. No comments have been found stating the borrower’s income as impacted by covid.
The working details of the borrower xx

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Housing Ratio per U/W (Initial Rate) Loan Value:xx Tape Value: 47.117% |---| -29.726% |----| -29.72600% Comment: As per tape data, Post close housing ratio is 47.117%. However final application documents reflect as 17.391%. Tape Source: Initial Tape Type:	4: Unacceptable	* Qualified Mortgage DTI exceeds 43% (Lvl 4) "Loan failed the qualified mortgage DTI threshold test as this loan has a qualified mortgage DTI of 49.592% as the borrower’s income is $xx and total expenses are in the amount of $xx and the loan was underwritten by DU xx and its recommendation is Approve/Ineligible with a DTI of 49.59%."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 3) "Loan Fails Qualified Mortgage Lending Policy Points and Fees Test due to Fees charged $xxees threshold $xx Over By +$xx.

The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: $xx
Points - Loan Discount Fee paid by Borrower: $xx* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "Loan failed charges that cannot increase 0% tolerance test. Loan estimate dated 08/xx/2020 Points - Loan Discount Fee at $xx. However, Final CD dated 09/xx/2020 reflects Points - Loan Discount Fee at $xx. This is an increase in fee of $202.37 for charges that cannot increase. Valid COC for the increase in fee is missing from the loan documents."
* GSE Points and Fees Test Violations (Lvl 3)     "Loan fails GSE (Fannie Mae public guidelines) QM points and fees test due to Fees charged $xxxceeds fees threshold of $xx over by +$xx.

The below fees were included in the test:
Mortgage Broker Fee paid by Borrower: $xx
Points - Loan Discount Fee paid by Borrower: $xx"
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ATR - Unable to determine borrower's Ability To Repay (Lvl 2) "Subject approved at 49.52%. Tape show BWR2 SE income miscalculated and may push DTI of 52.82%. Unable to rely on docs in file and unable to calc ATR.

																																																																																								Downgraded to LVL2 because SOL is expired in 2023."		Moderate	Pass	Pass	Pass	Not Covered	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
74348650	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,821.17	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,733.69	2.309%	360	xx	xx	VA	Fixed	Cash Out	xx	xx	Full Documentation	Yes	xx	xx	25.000%	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	32.925%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the review of the updated title report dated xx .
There is no chain of assignment as the subject mortgage is with the original lender xx
No active judgments or liens have been found.
1st, 2nd, 3rd and 4th installment county taxes for 2021 have been paid in the amount of $1821.17.
 No prior year delinquent taxes have been found.
As per the review of the payment history, the borrower is current with the loan and the next payment is due for 5/xx/2022. The last payment was received on 4/xx/2022 in the amount of $xx which was applied for 4/xx/2022. The current P&I is $xx and PITI is $xx. The current UPB is $xx.	Collections Comments:The loan is currently performing and the next payment is due for 5/xx/2022. The last payment was received on 4/xx/2022 in the amount of $xx which was applied for 4/xx/2022. No records for foreclosure and bankruptcy have been found. Unable to determine the current occupancy and condition of the property. The borrower xx
Update: No any additional information found in recent collection comments.

CC available from 10/xx/2022 to 07/xx/2024 and missing from 08/xx/2022 to 09/xx/2022.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock Notice of Servicing Transfer	Field: Borrower DTI Ratio Percent Loan Value: 32.925% Tape Value: 33.027% |---| -0.102% |----| -0.10200% Comment: As per Tape data ,Post Close DTI is 33.027%.However Final Application documents reflects as 32.925%. Tape Source: Initial Tape Type:
Field: Housing Ratio per U/W (Initial Rate)   Loan Value: xx   Tape Value: 15.801%   Variance: -0.103%   Variance %: -0.10300%   Comment: As per Tape data ,Post Close Housing Ratio is 15.801%.However Final Application documents reflects as 15.698%.   Tape Source: Initial   Tape Type:
Field: Stated Remaining Term   Loan Value: 353   Tape Value: 354   Variance: -1   Variance %: -0.28248%   Comment: As per Tape data ,Stated Remaining term of loan is 354 months. However it reflects 353 months.   Tape Source: Initial   Tape Type:
Field: Trial Modification Agreement in file? Loan Value: Unavailable Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Tape shows loan does not meet seasoning guidelines, original first payment date and note date between on the new loan is 200 days. Original first payment date was 2/xx/2021 and subject note date is 8/xx/2021."
* Missing or error on the Rate Lock Document (Lvl 3)     "Rate lock agreement signed by borrower is missing from loan documents."
																																																																																							* Notice of Servicing Transfer missing or unexecuted (Lvl 3) "Servicing transfer disclosure is missing in the loan file."			Minimal	Pass	Pass	Pass	Pass	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
525505	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,664.00	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$678.70	2.999%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	No	Yes	748	697	23.150%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 0xx
There is no chain of assignment as the subject mortgage is with the original lender xx
The updated title report dated 04/xx/2022 shows that there is active mortgage which was recorded prior to the subject mortgage in the favor of ‘xx

There are no prior year real estate delinquent taxes.
According to the payment history as of 04/xx/2022, the borrower is current with the loan. The last payment was received on 03/xx/2022, which was applied for the due date of 4/xx/2022 and the next due date for payment is 05/xx/2022.The P&I is in the amount of $678.70 and PITI is in the amount of $xx. The UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 04/xx/2022, the borrower is current with the loan. The last payment was received on 03/xx/2022, which was applied for the due date of 4/xx/2022 and the next due date for payment is 05/xx/2022.The P&I is in the amount of $678.70 and PITI is in the amount of $xx. The UPB reflected as per the payment history is in the amount of $xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence of damage or repairs has been found.
No evidence has been found regarding COVID-19.
The 1003 does not state employment details.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower DTI Ratio Percent Loan Value: xx Tape Value: 23.720% |---| -0.570% |----| -0.57000% Comment: As per Tape data, Post Close DTI is 23.720%. However Final Application documents reflects as22.521%. Tape Source: Initial Tape Type:	3: Curable	* ComplianceEase TILA Test Failed (Lvl 3) "This loan has failed TILA Finance Charge Test and TILA Foreclosure Rescission Finance Charge Test.

The disclosed finance charge is $xx and allowed is $xx however it is undercharge by $263.31."
* ComplianceEase TRID Tolerance Test Failed (Lvl 3)     "This loan has failed Charges That Cannot Increase Test, because Initial LE dated 4/xx/2021 shows Points - Loan Discount Fee at $0.00 and Appraisal Fee at $645.00; however, Final CD dated 7/xx/2021 shows Points - Loan Discount Fee at $xx and Appraisal Fee at $855.00. This is a fee increase of $xx for a Non-Shoppable Fee which exceeds the 0% tolerance for Non-Shoppable Fees."
* Loan does not conform to program guidelines (Lvl 3)     "Tape shows loan closed as SFR but is actually a Manufactured Home. The 30 year term exceeds the maximum for this property type on a cash-out refinance."
* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan has failed Reimbursement Amount Validation Test and Consummation or Reimbursement Date Validation Test."
																																																																																								* Property is Manufactured Housing (Lvl 2) "According to the appraisal report xx ) dated 6/xx/2021, the subject property type is Manufactured Home. The ALTA 7 Endorsement is not attached with the final title policy. Also, the VIN# is not available in the legal description of the recorded. However, the Affidavit of Affixation is available in the updated title which is located atxx 5 shows the home is permanently attached to the land .Thexx		Moderate	Pass	Fail	Pass	Pass	Pass	Fail	Fail	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
45829401	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$819.83	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$507.86	3.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Low Rise Condo (1-4 Stories)	xx	xx	Investor	Yes	Yes	No	766	Not Applicable	25.468%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 0xx
There is no chain of assignment. Currently, the subject loan is with original lender MERS as nominee for xx

No active judgments or liens have been found.

Annual county taxes of 2021 have been paid in the amount of $787.04 on 11/xx/2021.

No prior year delinquent taxes have been found.
According to payment history as of 5/xx/2022, the borrower is current with the loan and the next due date for payment is 6/xx/2022. The last payment was received on 4/xx/2022 in the amount of $507.86 which was applied for due date 5/xx/2022. The current P&I is in the amount of $507.86 with an interest rate of 3.875%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The current status of the loan is performing.

According to payment history as of 5/xx/2022, the borrower is current with the loan and the next due date for payment is 6/xx/2022. The last payment was received on 4/xx/2022 in the amount of $507.86 which was applied for due date 5/xx/2022. The current P&I is in the amount of $507.86 with an interest rate of 3.875%. The current UPB reflected as per the payment history is in the amount of $xx.

As per final application, the borrower xx

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Missing or error on the Rate Lock	Field: Borrower #1 Middle Name Loan Value: Not Applicable Tape Value: Y |---| |----| Comment: NA. Tape Source: Initial Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: 25.468%   Tape Value: 25.488%   Variance: -0.020%   Variance %: -0.02000%   Comment: Borrower DTI ratio percent as 43.342%.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI? Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: NA. Tape Source: Initial Tape Type:	3: Curable	* Loan does not conform to program guidelines (Lvl 3) "Seller tape shows defect related to the HOA’s 2021 budget which failed to meet FNMA ‘s guidelines as an eligible condo building. The building is eligible, but the HOA does not currently meet Fannie Guidelines. They require 10% of the budget to be allocated for reserves and the 2021 budget for this HOA is only at 9.25%. Subject property is non occupied."
																																																																																							* Missing or error on the Rate Lock Document (Lvl 3) "Rate lock agreement signed by the borrower is missing from the loan documents."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
38564280	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,994.34	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,022.79	8.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	No	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated xx .
No active judgments/liens have been found in the updated title report against the borrower/subject property.
Annual combined taxes for the 2021 have been paid in the amount of $xx on 11/xx/2021.
No delinquent taxes have been found for the prior year.	According to the payment history as of 04/xx/2022 the borrower is performing and the next due date for the regular payment was 05/xx/2022. The last payment was received on 04/xx/2022 in the amount of $xx(PITI) which was applied for the due date of 04/xx/2022. The monthly P&I is in the amount of $xx with an interest rate of 8.625%. The current UPB is reflected in tape for the amount of $xx.	Collections Comments:According to the payment history as of 04/xx/2022 the borrower is performing and the next due date for the regular payment was 05/xx/2022. The last payment was received on 04/xx/2022 in the amount of $xx(PITI) which was applied for the due date of 04/xx/2022. The monthly P&I is in the amount of $xx with an interest rate of 8.625%. The current UPB is reflected in tape for the amount of $xx.
No evidence has been found regarding the foreclosure & bankruptcy process.
No information has been found regarding the current occupancy & property condition.

Update
The collection comment history is incomplete. The collection comments are available from 10/xx/2022 to 07/xx/2024.We are missing the latest 24 months of collection comments for review. The collection comments are missing from 08/xx/2022 to 09/xx/2022.
No any additional information found in recent collection comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Notice of Servicing Transfer Origination Appraisal	Field: B1 Self-Employed? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: W   Tape Value: W.   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Full Documentation   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000MMM   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMM000000000000000000000   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value:xx    Tape Value:xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Subject is NOO. Tape shows loan is UAL High cost. Elevated for client review."	* Application Missing (Lvl 2) "Application document is missing from this loan file."
* Application Not Signed by All Borrowers (Lvl 2)     "Application document is missing from this loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final truth in lending document is missing from this loan file."
* Missing Appraisal (Lvl 2)     "Appraisal document is missing from this loan file."
* Not all borrowers signed HUD (Lvl 2)     "Not borrower signed in final HUd-1."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from this loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form document is missing from this loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
18620349	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$613.21	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$682.15	8.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Reduced	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	05/xx/2020	$38,397.59	Not Applicable	2.000%	$153.12	06/xx/2020	Financial Hardship	Updated title report dated 05/xx/2022 shows that the subject mortgage was originated on xx
The chain of assignment has been completed as currently the assignment is xx
There is a civil judgment against the borrower in the favor of the xx
County 1st installment tax of 2021 has been paid in the amount of $588.68 recorded on 11/xx/2021.	As per the payment history as of 5/xx/2022, the borrower is current with the loan and last payment was received on 5/xx/2022 for the due date of 4/xx/2022 in the amount of $450.73. According to payment history next due date is 5/xx/2022. The current P&I is in the amount of $153.12. Unpaid Principal balance reflecting in payment history is in the amount of $xx.	Collections Comments:The loan is performing. As per the payment history as of 5/xx/2022, the borrower is current with the loan and last payment was received on 5/xx/2022 for the due date of 4/xx/2022 in the amount of $450.73. According to payment history next due date is 5/xx/2022. The current P&I is in the amount of $153.12. Unpaid Principal balance reflecting in payment history is in the amount of $xx.
As per the comment dated 4/xx/2022, the reason for default is medical expenses. The subject property is occupied by the owner. No comments have been found for damage or repairs. No comments have been found or bankruptcy and foreclosure.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrowers xx 5/xx/2020. The new modified principal balance is $xx. The borrower promises to pay the P&I in the amount $153.12 with an interest rate of 2.000% beginning from 6/xx/2020 till the maturity date 1/xx/2034. There is no capitalized amount is and Interest Bearing amount is $xx.	Final Truth in Lending Discl.	Field: B1 Self-Employed? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: 6/xx/2020   Variance: -31 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value:xx  Variance: -0.002%   Variance %: -0.00200%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx %   Tape Value: xx    Variance: -0.002%   Variance %: -0.00200%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00001122122411000121111M   Tape Value: 112111112334567CCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: M11112100011422122110000 Tape Value: CCCCCCCCC565433211121211 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Our CE report shows that loan passes federal high costs test. Tape shows loan is NON-UAL High cost. Elevated for client review."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA APR test due to Calculated APR 9.015% exceeds the disclosed APR of 0.000% over by 9.015%. Final TIL is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL missing in this loan file."
																																																																																								* GSE Points and Fees Test Violations (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
73859264	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	Second	xx	$0.00	$5,992.89	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,346.60	12.940%	360	xx	xx	Conventional	ARM	Refinance	xx	xx	Reduced	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	07/xx/2011	$133,450.31	Not Applicable	8.440%	$1,103.80	07/xx/2011	Financial Hardship	Review of updated title report dated 5/xx/2022 shows subject mortgage was originated on xx

The chain of assignment is incomplete. The loan is currently assigned with xx

There are two assessment liens (HOA Lien/COA Lien) with Plaintiff xx., in the total amount ofxx

Annual combined taxes of 2021 have been paid off in the amount of $xx on 1/xx/2022.

As per updated title report, no prior year taxes are delinquent.	The review of updated payment history as of 4/xx/2022, the borrower is current with the loan and the next due date of payment is 5/xx/2022. The last payment was received in the amount of $xx which was applied for 4/xx/2022. The current P&I is $xx with an interest rate of 8.440%. The UPB as of the date is mentioned in the updated payment history is in the amount of $xx.	Collections Comments:The review of the collection comment shows that the loan is in performing.

The review of updated payment history as of 4/xx/2022, the borrower is current with the loan and the next due date of payment is 5/xx/2022. The last payment was received in the amount of $xx which was applied for 4/xx/2022. The current P&I is $xx with an interest rate of 8.440%. The UPB as of the date is mentioned in the updated payment history is in the amount of $xx.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
As per the comment dated 6/xx/2021 the borrower has been impacted by covid-19. The comment dated 3/xx/2021 states that the FB plans was active. As per servicing comment dated 12/xx/2021 states that the Covid-19 FB plan has been expired.
The property is owner occupied and is in average condition. Information regarding the damage and repair is not available in the latest servicing comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between borrower and lender on effective date of 7/xx/2011. The borrower had given promise to pay the UPB of $xx with interest rate of 8.440% with P&I of $xx with fixed amortized type and it was beginning from first payment date on 7/xx/2011 and ends with the maturity date of 1/xx/2034.	Credit Application Notice of Servicing Transfer Right of Rescission	3: Curable	* Compliance Testing (Lvl 3) "Our CE report shows that loan passes federal high costs test. Tape shows loan is NON-UAL High cost. Elevated for client review."	* Application Missing (Lvl 2) "Final application is missing from loan files."
* ComplianceEase Exceptions Test Failed (Lvl 2)     "This loan failed the disclosed APR high-cost threshold exception test.
Although the recalculated APR does not exceed any "high-cost " APR thresholds, using the disclosed APR, as provided, the loan would fail the following "high-cost " APR threshold test(s): HOEPA High Cost Mortgage APR Threshold Test, TX SB 1581 High-Cost Home Loan Credit Transaction APR Threshold Test. As a result, this loan may not be acceptable to certain secondary market investors.

Loan failed Disclosed APR High-Cost Threshold Exception Test due to Calculated APR 13.240% varies from the Disclosed APR 13.268% by +0.028%."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA finance charge due to Calculated Finance charge $xx exceeds Disclosed Finance charge $xx over by $xx.

Loan failed TILA Foreclosure Rescission Finance Charge Test due to Calculated Finance charge $xx exceeds Disclosed Finance charge $xx over by $xx."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from loan files."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Subject loan is refinance, However right of rescission document is missing from loan documents."		Moderate	Pass	Fail	No Result	Pass	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
13875424	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$149.86	$7,185.72	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$2,240.00	7.200%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Reduced	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	No	No	46.636%	First	Commitment	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	The review of the updated title report dated 05/xx/2022 reflects that the subject mortgage was oxx
No chain of assignment has been found. Currently, the mortgage assignment is with xx
There is prior mortgage active against the subject property in the favor of xx
Annual other taxes of 2021 have been delinquent on 12/xx/2021 in the amount of $149.86 which were good through on 5/xx/2022.
According to a review of the payment history as of 4/xx/2022, the loan is currently performing and the next due date for the regular payment is 5/xx/2022. The last payment was received on 4/xx/2022 total in the amount of PITI $xx which includes P&I $xx with the rate of interest 6.000%, which was applied for the due date of 4/xx/2022. The UPB reflected in the latest payment history is in the amount of $xx.	Collections Comments:According to the review of the servicing comments, the current status of loan is performing. The next due date for the regular payment is 5/xx/2022. The UPB reflected in the latest payment history is in the amount of $xx.
As per comment dated 6/xx/2021, borrower’s income is impacted by covid-19. FB plan was provided and ended on xx
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This is a conventional ARM rate mortgage originated on 07/xx/2004 with original P&I $xx and rate of interest of 7.20000% and a maturity date of 08/xx/2034. The current P&I as per the latest payment history as of 04/xx/2022 is $xx and the rate of interest is 6.000%. However, there is a reduction in P&I and rate of interest with respect to note data. As per seller’s tape data the loan was modified on 4/xx/2011 with new UPB of $xx. The modification agreement is missing from the loan file.	Affiliated Business Disclosure Loan Program Info Disclosure Notice of Servicing Transfer Right of Rescission	Field: B1 Self-Employed? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Unavailable   Tape Value: $6582.36   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: 4/xx/2011   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: ARM   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: Unavailable   Tape Value: 4/xx/2011   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Original P&I   Loan Value: Unavailable   Tape Value: $xx    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Original Rate   Loan Value: Unavailable   Tape Value: 6.000%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx    Tape Value: xx   Variance: 0.001%   Variance %: 0.00100%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:xx    Tape Value: xx    Variance: 0.001%   Variance %: 0.00100%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000MMM   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMM000000000000000000000   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: Unavailable   Tape Value:xx 5   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Our CE report shows that loan passes federal high costs test. Tape shows loan is UAL High cost. Elevated for client review."	* Loan program disclosure missing or unexecuted (Lvl 2) "The amortization type is ARM. Loan Program disclosure is missing from the loan documents"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing Transfer disclosure is missing from the loan documents."
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine operative index value from available loan document."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
41516334	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,276.47	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$560.80	7.990%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	29.100%	First	Commitment	Not Applicable	Not Applicable	11/xx/2008	$75,666.89	Not Applicable	7.990%	$577.06	11/xx/2008	Financial Hardship	Updated title report dated 05/xx/2022 shows that the subject mortgage was originated xx
No chain of assignment has been found.
No active liens and judgments have been found.
Combined 1st installment tax of 2021 has been paid in the amount of $1276.47 recorded on 5/xx/2022.
Combined 2nd installment tax of 2021 has been due in the amount of $1276.47 recorded on 9/xx/2022.	According to the payment history as of 5/xx/2022, the borrower is current with the loan. The last payment received on 5/xx/2022, the payment applied date was 5/xx/2022 and the next due date for payment is 6/xx/2022. The P&I is in the amount of $577.06 and PITI is in the amount of $914.14. The UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The loan is performing. According to the payment history as of 5/xx/2022, the borrower is current with the loan. The last payment received on 5/xx/2022, the payment applied date was 5/xx/2022 and the next due date for payment is 6/xx/2022. The P&I is in the amount of $577.06 and PITI is in the amount of $914.14. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unable to be determined. The subject property is occupied by the owner. No comments have been found for damage or repairs. No comments have been found for foreclosure and bankruptcy.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	As per the modification agreement dated 11/xx/2008 between xx stated UPB in the amount $xx As per the changed term the borrower has to pay $577.06for 360 months with an interest rate of 7.990%.	Field: B1 Self-Employed? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000MMM   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: MMM000000000000000000000 Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ComplianceEase Risk Indicator is "Significant" (Lvl 4) "CE risk indicator is Significant as the loan is failing IL HRHLA High Risk Home Loan Points and Fees Threshold Test."
* ComplianceEase State/Local Predatory Test Failed (Lvl 4)     "CE risk indicator is Significant as the loan is failing IL HRHLA High Risk Home Loan Points and Fees Threshold Test. Total fees charged is $3813.45 and allowed is $3692.40, however it is over charged by $121.05.
Fees included-
Loan Origination Fee $xx
Yield Spread Premium (Indirect / POC) $xx
Processing Fee $275.00
Underwriting Fee $375.00
Administration Fee $120.00
Flood Determination - Life of Loan Fee $16.00
Tax Related Service Fee $70.00
Settlement / Closing / Escrow Fee $250.00
Title Courier Fee $160.00"	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA finance charge test.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100.
The loan data is $xx and comparison data is $xx; hence, the variance is -$144.79.

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $35.
																																																																																								The loan data is $xx and comparison data is $xx; hence, the variance is -$144.79."		Significant	Pass	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
26281734	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,329.83	07/xx/2024	13-1-5674-99	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$669.25	8.890%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Reduced	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	11.883%	First	Final policy	Not Applicable	Not Applicable	08/xx/2016	$72,167.68	Not Applicable	2.000%	$329.25	09/xx/2016	Financial Hardship	The review of the updated title report dated 05/xx/2022 shows that the subject mortgage was originated on 0xx
The assignment chain is incomplete. The current assignee is "xx
No active liens and judgments have been found against the borrower and subject property.
The combined annual taxes for the year 2021 have been paid in the amount of $xx on 10/xx/2021.
There are no prior year real estate delinquent taxes.
According to the payment history as of 05/xx/2022 the borrower is current with the loan and the next due date is 06/xx/2022. The last payment was received on 05/xx/2022 in the amount of $601.78 (PITI) which was applied for the due date of 05/xx/2022. The monthly P&I is in the amount of $329.25 with an interest rate of 2.000%. The current UPB is reflected in tape for the amount of $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 05/xx/2022 the borrower is current with the loan and the next due date is 06/xx/2022. The last payment was received on 05/xx/2022 in the amount of $601.78 (PITI) which was applied for the due date of 05/xx/2022. The monthly P&I is in the amount of $329.25 with an interest rate of 2.000%. The current UPB is reflected in tape for the amount of $xx.
Collection comment does not state RFD.
No evidence has been found regarding bankruptcy.
No evidence of damage or repairs has been found.
No evidence has been found regarding COVID-19.

Foreclosure Comments:As per updated title report dated 5/xx/2022, the foreclosure was xx The complaint was filed xx No further details have been found.
Bankruptcy Comments:Not Applicable	This modification agreement was signed between the borrower xx" with an effective date of 07/xx/2016 shows the new modified unpaid principal balance is $xx. The borrower had promised to pay the monthly P&I of $329.25 beginning from $329.25 and a new maturity date of 11/xx/2033 with modified interest rate 2.000%.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: B1 Self-Employed? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower #1 Middle Name   Loan Value: G   Tape Value: G.   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 8/xx/2016   Tape Value: 9/xx/2016   Variance: -31 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx 3   Tape Value: 7/xx/2003   Variance: -5 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000000000000001110111MM   Tape Value: 112C11212C1CCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: MM1110111000000000000000 Tape Value: CCCCCCCCCCCCC1C21212C211 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Our CE report shows that loan passes federal high costs test. Tape shows loan is UAL High cost. Elevated for client review."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Account Disclosure is missing from the loan document."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the GA. The following state disclosures are missing in the loan file;
1. Waiver of Borrowers Rights and Closing Attorney Affidavit (not required by law but provided as a matter of custom)
2. Disclosure of Additional Fees."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing Transfer disclosure is missing from the loan documents."
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine operative index value from available loan document."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
98931987	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$5,511.23	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,484.65	5.986%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated title report dated 05/xx/2022, the subject mortgage was originated onxx
No chain of assignment has been found.
There is a junior mortgage active in the favor of xx as nominee for xx.
No active liens and judgments have been found.
Town annual taxes of 2022 have been paid in the amount of $5511.23.	As per the review of payment history as of 4/xx/2022, the borrower is current with the loan. The last payment was received on 4/xx/2022 in the monthly P&I amount of $xx with the interest rate of 5.986%, which was applied for due date of 04/xx/2022. The next due date of payment is 05/xx/2022. The current unpaid principal balance according to payment history is in the amount of $xx.	Collections Comments:As per the collection comments the loan is performing. According to the payment history as of 04/xx/2022, the borrower is current with the loan. Last payment was received on 04/xx/2022 which was applied to 04/xx/2022. The next due date for payment is 05/xx/2022. The P&I is in the amount of $1484.65 with current interest rate as per payment history is 5.986%. The current UPB reflected is in the amount of $xx.
The reason for default is unable to be determined. The subject property is occupied by the owner. No comments have been found for damage or repairs. No comments have been found for foreclosure and bankruptcy.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Notice of Servicing Transfer Origination Appraisal	Field: B1 Self-Employed? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000001MMM   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: The payment history string is 000000000000000000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMM100000000000000000000   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: The payment history string is 000000000000000000000000.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx    Variance:    Variance %:    Comment: Considered as per the document.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Unavailable Tape Value: No Cash-Out Variance: Variance %: Comment: N/A Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Subject is NOO. Tape shows loan is UAL High cost. Elevated for client review."	* Application Missing (Lvl 2) "Final application along with initial application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file"
* Missing Appraisal (Lvl 2)     "The origination appraisal is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The service transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "The affiliated business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
82030754	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	First	$0.00	$2,260.68	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$1,393.56	9.625%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Reduced	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	05/xx/2011	$188,219.19	Not Applicable	5.750%	$1,290.69	06/xx/2011	Financial Hardship	According to the updated title report dated 05/xx/2022, the subject mortgage was originated on xx

The chain of assignment has been incomplete. Currently, the assignment is with xx

There is one active IRS liens available against the borrower xx

Annual combined taxes for the year 2021 have been paid off in the amount of $xx on 11/xx/2021.

No prior year delinquent taxes have been found.
According to the payment history as of 4/xx/2022, the borrower is currently performing with the loan. Last payment was received on 4/xx/2022 which was applied to 4/xx/2022. The next due date for payment is 5/xx/2022. The P&I is in the amount $xx with an interest rate as per payment history is 5.750%. The current UPB reflected is in the amount of $xx.	Collections Comments:As per the review of collection comments, the current status of the loan is performing.

According to the payment history as of 4/xx/2022, the borrower is currently performing with the loan. Last payment was received on 4/xx/2022 which was applied to 4/xx/2022. The next due date for payment is 5/xx/2022. The P&I is in the amount $xx with an interest rate as per payment history is 5.750%. The current UPB reflected is in the amount of $xx.

The property is owner occupied and is in average condition. Information regarding the damage and repair is not available in the latest servicing comments.

The Modification agreement was made between xx 1. The new modified principal balance is xx  The borrower promises to pay the P&I in the amount of $xx with current interest rate of 5.750% beginning from xx

No comments have been found regarding borrower impacted by Covid-19 pandemic.

No evidence has been found regarding foreclosure.

According to the PACER, the borrower xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx
The plan dismissed on 5/xx/2011.

The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. However; there is no unsecured portion.

The proof of claim filed on xx
The debtor shall pay the trustee $xx for 60 months under xx
The Modification agreement was made between xx . The new modified principal balance is $xx. The borrower promises to pay the P&I in the amount of $xx with current interest rate of 5.750% beginning from 6/xx/2011 till the maturity date of 4/xx/2032. There is no forgiven amount and deferred amount.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Initial Escrow Acct Disclosure Notice of Servicing Transfer Origination Appraisal	Field: B1 Self-Employed? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Bankruptcy not available in tape discrepancies. However; Bankruptcy available in loan files.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 5/xx/2011   Tape Value: 6/xx/2011   Variance: -31 (Days)   Variance %:    Comment: Doc date of last modification is 5/xx/2011.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value:xx    Variance: 0.001%   Variance %: 0.00100%   Comment: Original CLTV ratio percent is 94.981%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:xx    Variance: 0.001%   Variance %: 0.00100%   Comment: Original standard LTV (OLTV) is 94.981%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: M000000000000000000001MM   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MM100000000000000000000M   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: PUD Tape Value: Single Family Variance: Variance %: Comment: Subject property type is PUD. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Our CE report shows that loan passes federal high costs test. Tape shows loan is UAL High cost. Elevated for client review."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "Compliance Ease State Regulations Test Failed.
This loan failed the bona fide discount points test due to one of the following findings:
The loan is a first lien mortgage and has a principal amount that is greater than or equal to $10,000 and charges discount points that are not paid for the purpose of reducing, and do not in fact result in a bona fide reduction of the interest rate.
The discount points are marked as bona fide but an undiscounted rate value was not provided."
* ComplianceEase TILA Test Failed (Lvl 2)     "Compliance Ease TILA Test Failed.
The annual percentage rate (APR) is 9.965%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final truth-In-Lending is missing from the loan file."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Acct Disclosure Document is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Final Appraisal is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer document is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required Affiliated Business Disclosure is missing from the loan file."		Moderate	Not Covered	Fail	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
66951025	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$432.93	8.000%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	First	Commitment	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Updated title report dated 05/xx/2022 shows that the subject mortgage was originated on xx No chain of assignment has been found. There is a credit card judgment active in the favor of xx	According to the payment history as of 4/xx/2022, the borrower is current with the loan. The last payment received on 4/xx/2022, the payment applied date was 4/xx/2022 and the next due date for payment is 5/xx/2022. The P&I is in the amount of $437.93 and PITI is in the amount of $538.91. The UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The loan is performing. According to the payment history as of 4/xx/2022, the borrower is current with the loan. The last payment received on 4/xx/2022, the payment applied date was 4/xx/2022 and the next due date for payment is 5/xx/2022. The P&I is in the amount of $437.93 and PITI is in the amount of $538.91. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unable to be determined. The subject property is occupied by the owner. No comments have been found for damage or repairs. No comments have been found for foreclosure and bankruptcy.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure	Field: B1 Self-Employed? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx    Tape Value:xx    Variance: -0.004%   Variance %: -0.00400%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Tape Value: 62.770%   Variance: -0.004%   Variance %: -0.00400%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000MMM   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: MMM000000000000000000000 Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Our CE result is elevated and passes federal & state high cost test. However, tape shows loan is non-UAL High Cost. Elevated for client review."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business form missing in this loan file."		Elevated	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
24227658	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$772.52	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$599.93	7.500%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx	xx	Investor	Yes	Yes	No	21.120%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 5/xx/2022, the subject mortgage was originated on xx
The chain of assignment has not been completed. Currently, the assignment is from xx
No active liens and judgments have been found against the borrower and subject property.
First installments of county taxes for the year of 2021 have been paid in the amount of $772.52 on 2/xx/2022.
First and second installments of county taxes for the year of 2020 have been paid in the amount of $791.74 on 2/xx/2021 and $612.85 on 9/xx/2021.
No prior year delinquent taxes have been found.
According to latest payment history as of 4/xx/2022, the borrower is current with the loan and the next due date is 5/xx/2022. The last payment was received on 4/xx/2022 in the amount of $599.93 which was applied for the due date 4/xx/2022. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $599.93 and the interest rate is 7.500%.

Collections Comments:The loan is currently in the performing and the next due date is 5/xx/2022. The last payment was received on 4/xx/2022 in the amount of $599.93 which was applied for the due date 4/xx/2022. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $599.93 and the interest rate is 7.500%. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The reason for default is unable to be determined. As per the BPO report dated xx , the subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Mod Step Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: 000000000000000000001MMM   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMM100000000000000000000   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Not Applicable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose Per Application Loan Value: Purchase Tape Value: Refinance Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Compliance Testing (Lvl 3) "Subject is NOO. Tape shows loan is UAL High cost. Elevated for client review."											Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
9630735	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$436.20	7.400%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	03/xx/2018	$50,631.64	Not Applicable	3.750%	$251.45	03/xx/2018	Financial Hardship	The review of the updated title report dated 05/xx/2022 reflects that the subject mortgage was originated on xx
No chain of assignment has been found. Currently, the mortgage assignment is with xx
There is junior mortgage active in the favor of City of xx
No prior year’s delinquent taxes have been found.

According to a review of the payment history as of 5/xx/2022, the loan is currently performing and the next due date for the regular payment is 6/xx/2022. The last payment was received on 5/xx/2022 total in the amount of PITI $329.77 which includes P&I $251.45 with the rate of interest 3.754%, which was applied for the due date of 5/xx/2022. The UPB reflected in the latest payment history is in the amount of $xx.

Collections Comments:According to the review of the servicing comments, the current status of loan is performing. The next due date for the regular payment is 6/xx/2022. The UPB reflected in the latest payment history is in the amount of $xx.
No comments have been found regarding reason for default.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx	According to the modification, the loan was modified on 3/xx/2018. The new modified principal balance as per modification is in the amount of $xx with interest rate starting at 3.750% and the borrower promises to pay P&I in the amount of $251.45 beginning from 3/xx/2018. The maturity date as per modification is 5/xx/2034. This loan was modified once.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Note Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: B1 Self-Employed? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Not applicable. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: No balloon indicator.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator   Loan Value: Unavailable   Tape Value: Yes   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: Unavailable   Tape Value: 4/xx/2004   Variance:    Variance %:    Comment: Unavailable.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000MMM   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMM000000000000000000000   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Cash Out - Other Tape Value: No Cash-Out Variance: Variance %: Comment: Purpose of refinance per application is cash out - other. Tape Source: Initial Tape Type:	4: Unacceptable	* Compliance Testing (Lvl 4) "HUD is missing. Tape shows loan is NON-UAL High cost. Elevated for client review."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The final HUD-1 along with preliminary HUD-1, Fee itemization and closing instructions are also missing from the loan file."
* Note is missing or unexecuted (Lvl 3) "Original copy of note along with the LNA is missing from the loan file. However, the loan was modified on 3/xx/2018."	* Application Missing (Lvl 2) "Loan application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "The final truth in lending disclosure is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An Appraisal report at origination is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission document is missing from the loan file"										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
12033541	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,021.50	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$661.95	6.950%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 5/xx/2022, the subject mortgage was originated on xx

The chain of assignment has been completed. Currently, the assignment is with xx

No active judgments or liens have been found.

Annual combined taxes of 2021 have been paid in the amount of $xx on 11/xx/2021. No prior year delinquent taxes have been found.
According to the payment history as of 4/xx/2022, the borrower is current with the loan and the next payment is due for 5/xx/2022. The last payment was received on 4/xx/2022 in the amount of $662.55 which was applied for 4/xx/2022. The P&I are in the amount of $661.95 and PITI is in the amount of $662.55. The UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The current status of the loan is in performing and the next payment is due for 5/xx/2022. The last payment was received on 4/xx/2022 in the amount of $662.55 which was applied for 4/xx/2022. No records for foreclosure and bankruptcy have been found. As per the comment dated 4/xx/2022, the property had roof damage. The check was received in the amount of $6812.75. The estimated cost of damage is not mentioned. Further details not provided.
No comments have been found stating the borrower’s income was impacted by covid.
xx
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Note Notice of Servicing Transfer Origination Appraisal	Field: B1 Self-Employed? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Full Documentation   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: Unavailable   Tape Value: 4/xx/2004   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000MMM   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: MMM000000000000000000000 Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Compliance Testing (Lvl 4) "HUD is missing. Tape shows loan is NON-UAL High cost. Elevated for client review."
* Note is missing or unexecuted (Lvl 4) "Note and lost note affidavit are missing from the loan file. The loan was never modified."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 is missing from the loan file. Also, there is no estimated HUD-1 or itemization available in the loan file."	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file; we considered the values as 0."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business disclosure is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
76762310	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$767.84	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$379.95	10.250%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	02/xx/2015	$58,099.31	$15,161.81	2.000%	$130.03	02/xx/2015	Financial Hardship	According to the updated title report dated 05/xx/2022, the subject mortgage was originated on xx

The chain of assignment has not been completed. Currently, the assignment is with xx
No active judgments or liens have been found.

1st and 2nd combined taxes of 2021 have been paid in the total amount of $767.84.

No prior year delinquent taxes have been found.
According to payment history as of 5/xx/2022, the borrower is current with the loan and the next due date for payment is 6/xx/2022. The last payment was received on 5/xx/2022 in the amount of $271.29 which was applied for due date 5/xx/2022. The current P&I is in the amount of $130.03 and current PITI is in the amount of $271.29 with an interest rate of 2.000%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of 5/xx/2022, the borrower is current with the loan and the next due date for payment is 6/xx/2022. The last payment was received on 5/xx/2022 in the amount of $271.29 which was applied for due date 5/xx/2022. The current P&I is in the amount of $130.03 and current PITI is in the amount of $271.29 with an interest rate of 2.000%. The current UPB reflected as per the payment history is in the amount of $xx.

The modification agreement was made between lender and borrower on xx The borrower promises to pay $130.03 monthly with a modified interest rate of 2.000% beginning from xx . The modification has a balloon provision. The loan was modified once since origination.

According to the PACER, the borrower xx  The POC was filed on xx  and the arrearage amount is $xx. xx  The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx Therefore, the unsecured portion is $0.00. There is no comment indicating a cram down. The case was discharged on xx
As per latest BPO dated 03/xx/2022, the subject property is owner occupied and is in average condition.

No comment pertaining to the damage on the subject property has been observed.

No foreclosure activity has been found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xxThe chapter 13 plan was confirmed on xx . The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is $xx. Therefore, the unsecured portion is $0.00. There is no comment indicating a cram down. The case was discharged on xx and terminated on xx	The modification agreement was made between lender and borrower on 2/xx/2015. As per the modified term, the new principal balance is $xx. The deferred balance is $xx and the lender agrees to forgive $xx. The borrower promises to pay $130.03 monthly with a modified interest rate of 2.000% beginning from 2/xx/2015 with a maturity date of 5/xx/2033. The modification has a balloon provision. The loan was modified once since origination.	Affiliated Business Disclosure Notice of Servicing Transfer	Field: B1 Self-Employed? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Changes as per doc. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Changes as per PACER.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: xx
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment: Changes as per doc.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000000000000000000MMMM   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: Changes as per PH.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMM00000000000000000000   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: Changes as per PH.   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod Loan Value: $xx Tape Value: $27775.69 Variance: $30323.62 Variance %: 109.17323% Comment: Changes as per nod doc. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Our CE report shows that loan passes federal high costs test. Tape shows loan is NON-UAL High cost. Elevated for client review."	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the prepayment term test.
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located.

This loan failed the prepaid finance charge test.
Loan Data: $xx, Comparison Data: $xx, Variance: +$268.95.
The following lists of fees were included in the test:
Loan Origination Fee: $xx
Processing Fee: $287.00
Underwriting Fee: $330.00
Flood Determination - Life of Loan Fee: $10.00
Document Preparation Fee: $150.00
Wire Transfer Fee: $51.00
Interest: $285.77
Settlement / Closing / Escrow Fee: $250.00
Title Courier Fee: $31.00

This loan failed the lender prepaid finance charge test.
Loan Data: $xx, Comparison Data: $xx, Variance: +$330.26.
The following lists of fees were included in the test:
Loan Origination Fee: $xx
Interest: $285.77"
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan files."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure at origination is missing from the loan files."		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
48985341	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,081.70	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$944.03	9.250%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	27.360%	First	Final policy	Not Applicable	$13,500.00	08/xx/2018	$139,699.39	Not Applicable	3.914%	$563.18	09/xx/2018	Financial Hardship	According to the updated title report dated 05/xx/2022, the subject mortgage was originated on xx

The chain of assignment has been completed. Currently, the assignment is with xx

There is one junior mortgage active in the favor of xx
There is a state tax lien against the borrower in favor of xx
1st and 2nd county taxes of 2020/2021 have been paid in the total amount of $xx.

No prior year delinquent taxes have been found.
According to payment history as of 4/xx/2022, the borrower is current with the loan and the next due date for payment is 6/xx/2022. The last payment was received on 4/xx/2022 in the amount of $900.10 which was applied for due date 5/xx/2022. The current P&I is in the amount of $563.18 and current PITI is in the amount of $900.10 with an interest rate of 3.914%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments: According to servicing comments, the current status of the loan is performing.

According to payment history as of 4/xx/2022, the borrower is current with the loan and the next due date for payment is 6/xx/2022. The last payment was received on 4/xx/2022 in the amount of $900.10 which was applied for due date 5/xx/2022. The current P&I is in the amount of $563.18 and current PITI is in the amount of $900.10 with an interest rate of 3.914%. The current UPB reflected as per the payment history is in the amount of $xx.

According to the PACER, the borrower xx  The schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. Therefore, the unsecured portion is $0.00. There is no comment indicating a cram down. The case was discharged on xx  and terminated on xx
The modification agreement was made between lender and borrower on xx. As per the modified term, the new principal balance is xx  and lender agrees to forgive $xx. The borrower promises to pay $563.18 monthly with a modified interest rate of 3.914% beginning from xx The modification does not have a balloon provision. The loan was modified once since origination.

No comment pertaining to the damage on the subject property has been observed.

No foreclosure activity has been found.

Update: No any additional information found in recent collection comments.
The collection comment history is incomplete. The collection comments are available from 10/xx/2022 to 07/xx/2024. We are missing the latest 24 months of collection comments for review. The collection comments are missing from 08/xx/2022 to 09/xx/2022.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xxThe schedule D of voluntary petition shows that the amount of claim without deducting the value of the collateral is xx and the value of the collateral is xx . Therefore, the unsecured portion is $0.00. There is no comment indicating a cram down. The case was discharged on xx  and terminated on xx.
The modification agreement was made between lender and borrower on 08/xx/2018. As per the modified term, the new principal balance is $xx and lender agrees to forgive $xx. The borrower promises to pay $563.18 monthly with a modified interest rate of 3.914% beginning from 09/xx/2018 with a maturity date of 05/xx/2033. The modification does not have a balloon provision. The loan was modified once since origination.	Affiliated Business Disclosure Hazard Insurance Missing Required State Disclosures	Field: B1 Self-Employed? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: xx   Tape Value: 9/xx/2018   Variance: -10 (Days)   Variance %:    Comment: The modification agreemenet was made on 08/xx/2018.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx    Tape Value: xx   Variance: $20000.00   Variance %: 14.81481%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Valuexx   Tape Value: xx   Variance: 10.000%   Variance %: 10.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000MMM   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: PH string is 0000000000000000000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMM000000000000000000000   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: PH reversed string is 0000000000000000000000000.   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: $xx    Tape Value: $xx    Variance: $64061.38   Variance %: 84.69469%   Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value:xx    Tape Value:xx    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Postal Code Loan Value: 60620 Tape Value: 60619 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ComplianceEase State/Local Predatory Test Failed (Lvl 4) "Loan failed IL xx Threshold Loan Points and Fees Test due to fees charged $xx exceeds fees threshold of $xx over by $402.52.
Fees Included:
Loan Origination Fee $xx
Yield Spread Premium (Indirect / POC) $xx
Processing Fee $450.00
Underwriting Fee $375.00
Administration Fee $175.00
Tax Related Service Fee $70.00
Settlement / Closing / Escrow Fee $275.00
Title Courier Fee $15.00

Loan failed IL xx Threshold Loan Points and Fees Test due to fees charged $xx exceeds fees threshold of $xx over by $402.52.
Fees Included:
Loan Origination Fee $xx
Yield Spread Premium (Indirect / POC) $xx
Processing Fee $450.00
Underwriting Fee $375.00
Administration Fee $175.00
Tax Related Service Fee $70.00
Settlement / Closing / Escrow Fee $275.00
Title Courier Fee $15.00"	* ComplianceEase State Regulations Test Failed (Lvl 2) "Loan failed Late Fees Test due to fee charged 6.000% fee exceeds threshold of 5.000% over by +1.000%.

This loan failed the prepayment term test due to loan has prepayment of 24 months."
* Final TIL Dated after actual transaction date (Lvl 2)     "Final TIL date is 11/xx/2002, which is after note date 11/xx/2002."
* Missing proof of hazard insurance (Lvl 2)     "Hazard Insurance Policy Document is missing from the loan Document."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the Illinois. The following state disclosures are missing in the loan file;
1. IL Collateral Protection Insurance Notice.
2. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan documents."
																																																																																								* Settlement date is different from note date (Lvl 2) "As per the final hud-1 document, the settlement date is xx , which is different from the original note date xx."		Significant	Not Covered	Pass	No Result	Fail	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
31763178	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$18.12	$2,389.22	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$579.93	9.090%	300	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	47.169%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 05/xx/2022, the subject mortgage was originated on xx

The chain of assignment has not been completed. Currently, the assignment is with xx

There is an active mortgage which was recorded prior to the subject mortgage. The prior mortgage was recorded on xx

Annual school and county taxes of 2021 have been paid in the total amount of $xx.

Annual school taxes of 2020 have been partially paid in the total amount of $xx.

Annual school taxes of 2020 have been partially delinquent in the amount of $18.12.
According to payment history as of 5/xx/2022, the borrower is current with the loan and the next due date for payment is 5/xx/2022. The last payment was received on 3/xx/2022 in the amount of $872.96 which was applied for due date 4/xx/2022. The current P&I is in the amount of $579.93 and current PITI is in the amount of $872.96 with an interest rate of 9.090%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of 5/xx/2022, the borrower is current with the loan and the next due date for payment is 5/xx/2022. The last payment was received on 3/xx/2022 in the amount of $872.96 which was applied for due date 4/xx/2022. The current P&I is in the amount of $579.93 and current PITI is in the amount of $872.96 with an interest rate of 9.090%. The current UPB reflected as per the payment history is in the amount of $xx.

As per latest BPO dated 03/xx/2022, the subject property is owner occupied and is in average condition.

No comment pertaining to the damage on the subject property has been observed.

The loan has not been modified since origination.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Update:
No any additional information found in recent collection comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Missing Required State Disclosures Section 32 Disclosure	Field: B1 Self-Employed? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000MMM   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: PH string is 000000000000000000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: MMM000000000000000000000 Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC Variance: Variance %: Comment: PH reversed string is 000000000000000000000000. Tape Source: Initial Tape Type:	4: Unacceptable	* ComplianceEase HOEPA Test Failed (Lvl 4) "Loan failed HOEPA High Cost mortgage points and fees threshold test due to fees charged $xx exceeds fees threshold of $xx over by +$98.65.
Fees Included:
Loan Discount Fee $xx
Tax Related Service Fee $59.75
Hazard Insurance Reserve $90.83
Title Courier Fee $200.00
Signed rate lock, Discount point acknowledgment disclosure and pricing sheet is missing from the loan documents.

This loan failed the timing of disclosure test due to the Sec. 32 (HOEPA) Disclosure Date was not provided."
* ComplianceEase State/Local Predatory Test Failed (Lvl 4)     "Loan failed TX SB 1581 High-Cost Home Loan Credit Transaction Points and Fees Threshold Test due to fees charged $xx exceeds fees threshold of $xx over by +$98.65.

Fees Included:
Loan Discount Fee $xx
Tax Related Service Fee $59.75
Hazard Insurance Reserve $90.83
Title Courier Fee $200.00

Signed rate lock, Discount point acknowledgment disclosure and pricing sheet is missing from the loan documents."	* Sec 32 Disclosure not in file (Lvl 3) "Section 32 disclosure is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA Finance Charge Test.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $100.
The loan data is $xx and comparison data is $xx; hence, the variance is -$150.11.

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $35.
The loan data is $xx and comparison data is $xx; hence, the variance is -$150.11."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the Texas. The following state disclosures are missing in the loan file;
1. TX Loan Agreement Notice.
2. Commitment Requirement/Anti-Tying.
3. Choice of Insurance Notice.
4. Collateral Protection Insurance Disclosure.
5. Non-Deposit Investment Product Disclosure Are there any promotional materials?
6. Insurance Solicitation/Post Commitment Requirement.
7. Construction Loan Disclosure."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan documents."		Critical	Fail	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
21494619	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$8,107.94	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	$1,840.83	$2,393.92	5.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Reduced	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	First	Final policy	Not Applicable	$94,000.00	04/xx/2011	$287,267.06	$108,400.00	4.750%	$833.09	04/xx/2011	Financial Hardship	The review of the updated title report dated 5/xx/2022 shows that the subject mortgage was originated in the amount of $xx
The chain of assignment has not been completed as the subject mortgage is with xx
No active judgments or liens have been found.
Taxes of 2021/2022 have been paid in the amount of $xx.	According to the payment history as of 5/xx/2022, the borrower is current with the loan and the last payment was received on 5/xx/2022 which was applied for 5/xx/2022 and the next due date for the payment is 6/xx/2022. The P&I is in the amount of $833.09 and PITI is in the amount of $xx. The UPB reflected is in the amount of $xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing. According to the payment history as of 5/xx/2022, the borrower is current with the loan and the last payment was received on 5/xx/2022 which was applied for 5/xx/2022 and the next due date for the payment is 6/xx/2022. The P&I is in the amount of $833.09 and PITI is in the amount of $xx. The UPB reflected is in the amount of $xx.
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx  The approved chapter xx  The plan reflects arrearage for subject loan totals xx  and trustee has committed to pay monthly payments of $218.33 for 60 months toward the arrearage.
The borrower has been discharged on 12/xx/2014 and also got terminated on 02/xx/2015. The date of last filing bankruptcy was xx  No more evidences are available regarding current bankruptcy status.
This modification agreement was signed between the borrower xx " with an effective date of 04/xx/2011 shows the new modified unpaid principal balance is $xx out of which $xx is interest bearing amount and deferred amount is $xx. The borrower had promised to pay the monthly P & I of $833.09 beginning from 04/xx/2011 and a new maturity date of 07/xx/2035 with a modified interest rate 4.750%. There is no principal forgiven amount.	Affiliated Business Disclosure Credit Application Initial Escrow Acct Disclosure Notice of Servicing Transfer Right of Rescission	Field: B1 Self-Employed? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Updated as per review. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Valuexx    Tape Value: $xx    Variance: $553.09   Variance %: 30.04568%   Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000000000000000000000MM   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MM0000000000000000000000   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Valuexx    Tape Value: $xx  Variance: $108400.00   Variance %: 60.60366%   Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Property City   Loan Value: xx    Tape Valuexx Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Cash Out - Other   Tape Value: No Cash-Out   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Purpose of Transaction per HUD-1 Loan Value: Cash Out Tape Value: Refinance Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 Application is missing from the loan documents."
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "The Compliance Ease Risk indicator is "moderate” due to Per Diem Interest Amount Test failed."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "The ComplianceEase risk indicator is moderate as loan is failing for Per Diem Interest Amount Test failed.
Total fee charged is $907.80 and allowed is $552.25; however it is over by +$355.55."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan document."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing Transfer disclosure is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan documents."
* Right of Rescission missing or unexecuted (Lvl 2)     "Right of Rescission is missing from the loan documents."
																																																																																								* Settlement date is different from note date (Lvl 2) "As per the final hud-1 document, the settlement date isxx which is different from the original note date xx"		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
65044156	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$850.93	07/xx/2024	2015-011732-CA-01	Unavailable	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$656.93	6.875%	360	xx	xx	Conventional	ARM	Purchase	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	32.503%	First	Final policy	Not Applicable	$25,000.00	07/xx/2016	$124,139.87	$33,289.87	3.250%	$338.45	07/xx/2016	Financial Hardship	Review of updated title report dated 5/xx/2022 shows that the subject mortgage was originated on xx

The chain of assignment is incomplete. The last assignment is with xx

There is one junior mortgage active against the property in the amount of xx

There is a xxx lien against the property in the amount xx

There is a xx lien against the borrower xx

No delinquent taxes have been found for the prior year.
Review of payment history as of 5/xx/2022 shows that the borrower is current with the loan. The next due date is 6/xx/2022. The last payment was received on 4/xx/2022 in the amount of $338.45 with interest rate 3.250 % which was applied for the due date 5/xx/2022. The current UPB as of the date is $xx.	Collections Comments:The current status of the loan is performing.
Review of payment history as of 5/xx/2022 shows that the borrower is current with the loan. The next due date is 6/xx/2022. The last payment was received on 4/xx/2022 in the amount of $338.45 with interest rate 3.250 % which was applied for the due date 5/xx/2022. The current UPB as of the date is $xx.
No foreclosure and bankruptcy evidence has been found.
As per latest BPO report dated 3/xx/2022 located at “xx , subject property is owner occupied & appears to be in average condition. No damage has been noted.

Foreclosure Comments:As per document located at xx  the foreclosure action has been filed in the loan with xx  The compliant was filed on xx. No further information available in the loan file and CCs. However, borrower is current with the payments.
Bankruptcy Comments:Not Applicable	The modification agreement was made on the effective date 7/xx/2016 and the new principal balance is $xx. The borrower has promised to pay the P&I of $338.45 with the fixed interest rate 3.250% that began from the first payment date 7/xx/2016 till the maturity date of 5/xx/2034. The deferred balance is $xx. The amount of deferred balance $xx is eligible for forgiveness which exceeds 2% of the modified principal amount. The interest bearing amount is $xx.	Affiliated Business Disclosure Initial Escrow Acct Disclosure Notice of Servicing Transfer	Field: B1 Self-Employed? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Borrower First Name   Loan Value:xx    Tape Value: xx    Variance:    Variance %:    Comment: Borrower first name is xx    Tape Source: Initial   Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment: Loan amortization type is fixed.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000MMM   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMM000000000000000000000   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: xx  Tape Value: $xx    Variance: $66579.74   Variance %: 115.66989%   Comment: As per modification principal balance is $xx.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value:xx Tape Value:xx Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	3: Curable	* Lost Note Affidavit (Lvl 3) "The lost note affidavit has been found in the loan file located at "xx ", which states that the original note has been misplaced or destroyed. However, the copy of note is available in the loan file."	* GSE Points and Fees Test Violations (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Acct Disclosure is missing from loan document."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from loan document."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Required affiliated business disclosure is missing from loan document."		Minimal	Not Covered	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
4686375	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$516.02	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$621.36	8.290%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	43.325%	First	Short Form Policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated 5/xx/2022 shows subject mortgage was originated on xx

The chain of assignment is incomplete. The loan is currently assigned with xx
No active judgments or liens have been found.

Annual county taxes of 2021 have been paid off in the amount of $516.02 on 10/xx/2021.

As per updated title report, no prior year taxes are delinquent.	The review of updated payment history as of 4/xx/2022, the borrower is current with the loan and the next due date of payment is 5/xx/2022. The last payment was received in the amount of $732.89 which was applied for 4/xx/2022. The current P&I is $625.50 with an interest rate of 8.290%. The UPB as of the date is mentioned in the updated payment history is in the amount of $xx.	Collections Comments:The review of the collection comment shows that the loan is in performing. The debtor xx had filed for bankruptcy under xx

The review of updated payment history as of 3/xx/2022, the borrower is current with the loan and the next due date of payment is 5/xx/2022. The last payment was received in the amount of $732.89 which was applied for 4/xx/2022. The current P&I is $625.50 with an interest rate of 8.290%. The UPB as of the date is mentioned in the updated payment history is in the amount of $xx.
No foreclosure activity has been found.
The property is owner occupied and is in average condition. Information regarding the damage and repair is not available in the latest servicing comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the debtor xx The reaffirmation agreement was not filed.	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer Right of Rescission	Field: Borrower #2 Middle Name Loan Value: L Tape Value: L. |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Mod Step Indicator Loan Value: Not Applicable Tape Value: No Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ComplianceEase State/Local Predatory Test Failed (Lvl 4) "Loan failed GAFLA 3/2003 High Cost Home Loan Points and Fees Threshold Test due to fees charged $xx exceeds fees threshold of $xx over by +$171.29.
Loan Origination Fee $xx
Commitment Fee $50.00
Processing Fee $300.00
Underwriting Fee $515.00
Administration Fee $200.00
Attorney's Fee $400.00
Title Courier Fee $20.00
Funding, Wire, or Disbursement Fee $25.00
Assignment Recording Fee $20.00"	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial Escrow Account Disclosure is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the Georgia. The following state disclosures are missing in the loan file;
1) Waiver of Borrowers Rights and Closing Attorney Affidavit (not required by law but provided as a matter of custom)
2) Disclosure of Additional Fees."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing Transfer disclosure is missing from the loan documents."
* Property is Manufactured Housing (Lvl 2)     "The home is affixed to the land. An appraisal report located at “xx ” shows the subject property as a manufactured home. A manufactured home rider is attached with a recorded mortgage located at xx , which states that the home is affixed with permanently to the land. The short form title policy xx  (with ALTA 7 attachment for manufactured home). The xx  is located on mortgage's manufactured home rider."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing from the loan documents."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
87120976	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$999.29	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$612.05	6.100%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	21.823%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 05/xx/2022, the subject mortgage was originated on xx

The chain of assignment has been completed. Currently, the assignment is with xx

No active judgments or liens have been found.

1st combined taxes of 2021/2022 have been paid in the amount of $499.65 on 12/xx/2021.

2nd combined taxes of 2021/2022 have been paid in the amount of $499.64 on 04/xx/2022.

No prior year delinquent taxes have been found.
According to the payment history as of 5/xx/2022, the borrower is current with the loan and the next payment is due for 6/xx/2022. The last payment was received on 5/xx/2022 in the amount of $708.60 which was applied for 5/xx/2022. The P&I are in the amount of $612.05 and PITI is in the amount of $708.60. The UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The current status of the loan is in performing and the next payment is due for 6/xx/2022. The last payment was received on 5/xx/2022 in the amount of $708.60 which was applied for 5/xx/2022. No records for foreclosure and bankruptcy have been found. No repairs and damages have been found. No comments have been found stating the borrower’s income was impacted by covid.
As per BPO report dated 03/xx/2022(xx , the subject property is owner occupied.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Initial Escrow Acct Disclosure Notice of Servicing Transfer	Field: B1 Self-Employed? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx    Tape Value: xx    Variance: 0.002%   Variance %: 0.00200%   Comment: Original CLTV ratio percent is 59.412%.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value:xx %   Tape Value: xx    Variance: 0.002%   Variance %: 0.00200%   Comment: Original LTV ratio percent is 59.412%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000000000000000000000MM   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: MM0000000000000000000000 Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* ComplianceEase Risk Indicator is "Significant" (Lvl 4) "The CE risk indicator is Significant as the loan is failing CA Covered Loan Points and Fees Threshold Test."
* ComplianceEase State/Local Predatory Test Failed (Lvl 4)     "The CE risk indicator is Significant as the loan is failing CA Covered Loan Points and Fees Threshold Test. Total fees charged is $6434.00 and allowed is $5666.77, however it is over charged by $767.23.
Fees included-
Mortgage Broker Fee (Direct) $xx
Processing Fee $595.00
Underwriting Fee $595.00
Flood Determination - Life of Loan Fee $12.00
Tax Related Service Fee $70.00
Funding fee $50.00
Settlement / Closing / Escrow Fee $450.00
Title Courier Fee $25.00
Funding, Wire, or Disbursement Fee $70.00"	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is not signed by the borrower."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA finance charge test.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100.
The loan data is $xx and comparison data is $xx; hence, the variance is -$790.78.

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $35.
The loan data is $xx and comparison data is $xx; hence, the variance is -$790.78."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow acct disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure is missing from the loan file."
																																																																																								* Settlement date is different from note date (Lvl 2) "Settlement data is different from note date."		Significant	Pass	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
10960533	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,339.49	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$914.92	6.550%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	43.483%	First	Final policy	Not Applicable	Not Applicable	02/xx/2017	$120,582.12	Not Applicable	3.000%	$431.67	02/xx/2017	Financial Hardship	According to the updated title report dated 5/xx/2022, the subject mortgage was originated on xx
According to the updated title report dated 5/xx/2022, the chain of assignment has not been completed. Currently, the assignment is from xx The assignment is missing to xx.
There are 3 civil judgments against the borrower, first in the favor of xx
First installments of county taxes for the year of 2021 have been paid in the amount of $xx on 2/xx/2022.
First and second installments of county taxes for the year of 2020 have been paid in the amount of $xx on 2/xx/2021 and $xx on 9/xx/2021.
No prior year delinquent taxes have been found.
According to latest payment history as of 5/xx/2022, the borrower is current with the loan and the next due date is 6/xx/2022. The last payment was received on 4/xx/2022 in the amount of $739.21 which was applied for the due date 5/xx/2022. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $431.67 and the interest rate is 3.000%.	Collections Comments:The loan is currently in the performing and the next due date is 6/xx/2022. The last payment was received on 4/xx/2022 in the amount of $739.21 which was applied for the due date 5/xx/2022. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $431.67 and the interest rate is 3.000%. The loan has been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. As per the BPO report dated xx ), the subject property is owner occupied. As per the comment dated 7/xx/2021, the borrower was impacted by covid-19. No comment pertaining to the damage on the subject property has been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made on 2/xx/2017 between the borrowers “xx . As per the modified terms, the new principal balance is $xx. The balloon payment is $xx. The borrower has promised to pay the amount of $431.67 with the interest rate of 3.000% beginning on 2/xx/2017 till maturity date of 5/xx/2034.	Initial Escrow Acct Disclosure Loan Program Info Disclosure Notice of Servicing Transfer	Field: B1 Self-Employed? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000000000000000000000MM   Tape Value: CC1CCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MM0000000000000000000000   Tape Value: CCCCCCCCCCCCCCCCCCC1C1CC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx    Tape Value: xx    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Postal Code Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ComplianceEase Risk Indicator is "Significant" (Lvl 4) "ComplianceEase Risk Indicator is Significant due to IL HRHLA High Risk Home Loan Points and Fees Threshold Test; Charged $xx, Allowed $xx, Over By +$836.48."
* ComplianceEase State/Local Predatory Test Failed (Lvl 4)     "IL HRHLA High Risk Home Loan Points and Fees Threshold Test: FAIL  Charged $xx, Allowed $xx, Over By +$836.48.
This loan failed the high risk home loan points and fees threshold test. (IL SB 1784, §10)
The total points and fees, as defined in the legislation, exceed the greater of 5% of the total loan amount, as defined in the legislation, or the annually adjusted points and fees threshold amount of $800.00. The dollar figure of the total points and fees threshold shall be adjusted annually on January 1 by the annual percentage change in the Consumer Price Index for All Urban Consumers for all items published by the United State Department of Labor. Fees Included - Loan Origination Fee $xx, Loan Discount Fee $xx, Processing Fee $260.00, Underwriting Fee $375.00, Administration Fee $175.00, Flood Determination - Life of Loan Fee $16.00, Document Preparation Fee $88.00, Tax Related Service Fee $70.00, Wire Transfer Fee $20.00, County Property Taxes Reserve $677.64, Settlement / Closing / Escrow Fee $150.00, Title Courier Fee $20.00, Funding, Wire, or Disbursement Fee $20.00.

IL xx Threshold Loan Points and Fees Test: FAIL  Charged $xx, Allowed $xx, Over By +$836.48.

IL xx Threshold Loan Points and Fees Test: FAIL Charged $xx, Allowed $xx, Over By +$836.48."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow is missing from the loan file."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
																																																																																								* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of service transfer is missing from the loan file."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
59049815	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$0.00	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$480.81	8.250%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Primary	Yes	Yes	No	47.097%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 5/xx/2022 shows that the subject mortgage was originated in the amount of xx
The chain of assignment has not been completed as the subject mortgage is with xx
There is a civil judgment in the favor of xx
Taxes of 2021/2022 have been paid in the amount of $xx.	According to the payment history as of 4/xx/2022, the borrower is current with the loan and the last payment was received on 4/xx/2022 which was applied for 5/xx/2022 and the next due date for the payment is 6/xx/2022. The P&I is in the amount of $480.81 and PITI is in the amount of $514.56. The UPB reflected is in the amount of $xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing. According to the payment history as of 4/xx/2022, the borrower is current with the loan and the last payment was received on 4/xx/2022 which was applied for 5/xx/2022 and the next due date for the payment is 6/xx/2022. The P&I is in the amount of $480.81 and PITI is in the amount of $514.56. The UPB reflected is in the amount of $xx.
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx	Not Applicable	Credit Application	Field: Bankruptcy (Post-Loan Origination)? Loan Value: Yes Tape Value: No |---| |----| Comment: Updated as per review. Tape Source: Initial Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000MMM   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: Updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: MMM000000000000000000000 Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC Variance: Variance %: Comment: Updated as per review. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Our CE report shows that loan passes federal high costs test. Tape shows loan is UAL High cost. Escalated for client review."	* Application Missing (Lvl 2) "The application document is not signed by the borrower."
* Application Not Signed by All Borrowers (Lvl 2)     "The application document is not signed by the borrower."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA Finance Charge Test.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100.
The loan data is $xx and comparison data is $xx; hence, the variance is -$403.00.

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $35.
The loan data is $xx and comparison data is $xx; hence, the variance is -$403.00."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Property is Manufactured Housing (Lvl 2)     "Home has been affixed.
																																																																																								According to the appraisal report located at xx , the type of subject property is a manufactured home. The ALTA 7 Endorsement is not attached with the final title policy. Also, the VIN# is not available in the legal description of the recorded mortgage. As per Manufactured housing rider attached with xx The Mobile home affixation affidavit has been found located at xx , showing the subject property has been permanently affixed to a foundation."		Moderate	Pass	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
70829175	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$2,799.28	$3,544.06	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$662.70	7.990%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Yes	No	No	35.535%	First	Final policy	Not Applicable	Not Applicable	11/xx/2019	$71,532.68	Not Applicable	3.750%	$395.44	11/xx/2019	Financial Hardship	The review of the updated title report dated 05/xx/2022 shows that the subject mortgage was originated onxx
No single assignment of mortgage is available but the subject mortgage should haven assigned to “xx
There are two credit card judgments found against the borrower in the total amount of xx
The annual other tax for the year 2021 has been paid in the amount of $744.78 on 05/xx/2022.
The annual county tax for the year 2020 has been paid in the amount of $xx on 12/xx/2020.
The annual school tax for the year 2020 has been paid in the amount of $xx on 12/xx/2020.

The annual county taxes for 2021 is currently delinquent in the amount of $xx which was earlier due on 05/xx/2022 and are good through 05/xx/2022.

The annual school tax for 2021 is currently delinquent in the amount of $xx which was earlier due on 05/xx/2022 and are good through 05/xx/2022.
According to the payment history as of 04/xx/2022 the borrower is performing with the loan and the next due date of regular payment is 05/xx/2022. The last payment was received on 04/xx/2022 in the amount of $921.01(PITI) which was applied for the due date of 04/xx/2022. The monthly P&I is in the amount of $395.44 with an interest rate of 3.75%. The current UPB is reflected in tape for the amount of $xx .	Collections Comments:The current status of the loan is in performing.
According to the payment history as of 04/xx/2022 the borrower is performing with the loan and the next due date of regular payment is 05/xx/2022. The last payment was received on 04/xx/2022 in the amount of $921.01(PITI) which was applied for the due date of 04/xx/2022. The monthly P&I is in the amount of $395.44 with an interest rate of 3.75%. The current UPB is reflected in tape for the amount of  $xx.
As per PACER report the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current or prior foreclosure proceedings.
This modification agreement was signed between the borrower and lender with an effective date of xx  shows the new modified unpaid principal balance is $xx. The borrower had promised to pay the monthly P&I of $395.44 beginning from xx with modified interest rate 3.75%.
No evidence has been found regarding the property damages or repairs.
The subject property has been occupied by owner.
No comments have been found stating the borrower’s income was impacted by Covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was signed between the borrower xx with an effective date of 10/xx/2019 shows the new modified unpaid principal balance is $xx. The borrower had promised to pay the monthly P&I of $395.44 beginning from 11/xx/2019 and a new maturity date of 09/xx/2033 with modified interest rate 3.75%. There are no deferred balance and principal forgiven amount.	Affiliated Business Disclosure Section 32 Disclosure	Field: B1 Self-Employed? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value:xx   Tape Value: xx    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000001100000MMM   Tape Value: 34567CCCC122CCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMM000001100000000000000   Tape Value: CCCCCCCCCCCC221CCCC56543   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value:xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ComplianceEase HOEPA Test Failed (Lvl 4) "Loan failed HOEPA High Cost mortgage points and fees threshold test due to fees charged $xx exceeds fees threshold of $xx over by +$879.42. Signed rate lock and pricing sheet is missing; however, discount point acknowledgment disclosure is available and can be located at xx
Fees Included:
Loan Discount Fee $xx
Flood Determination - Life of Loan Fee $11.20
Tax Related Service Fee $59.75
Title Insurance $861.00
Title Courier Fee $60.00
This loan failed the timing of disclosure test due to the Sec. 32 (HOEPA) Disclosure Date was not provided."
* ComplianceEase State/Local Predatory Test Failed (Lvl 4)     "Loan failed TX SB 1581 High-Cost Home Loan Credit Transaction Points and Fees Threshold Test due to fees charged $xx exceeds fees threshold of $xx over by +$879.42. Signed rate lock and pricing sheet is missing; however, discount point acknowledgment disclosure is available and can be located at "xx .

Fees Included:
Loan Discount Fee $xx
Flood Determination - Life of Loan Fee $11.20
Tax Related Service Fee $59.75
Settlement / Closing / Escrow Fee $250.00
Title Insurance $861.00
Title Courier Fee $60.00"	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is available in the loan file but it is not signed by the borrower."
* Sec 32 Disclosure not in file (Lvl 3) "Section 32 disclosure is missing from the loan documents."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $35.
The loan data is $xx and comparison data is $xx; hence, the variance is -$60.19."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan documents."		Critical	Fail	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
25503001	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$529.82	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$287.83	5.625%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	06/xx/2010	$49,481.35	Not Applicable	6.000%	$324.58	06/xx/2010	Financial Hardship	According to the updated title report dated 5/xx/2022, the subject mortgage was originated on xx. There are two judgments against borrower in the total amount of $ xx 1st combined taxes of 2021 have been paid in the amount of $264.91 on 12/xx/2021. 2nd combined taxes of 2022 have been due in the amount of $264.91. As per updated title report dated 5/xx/2022, Subject mortgage is originated with xx . As per prior outsale deed dated on xx No prior year delinquent taxes have been found.	According to the payment history as of 4/xx/2022, the borrower is currently performing and the next due date for payment is 07/xx/2022. The last payment was received on 4/xx/2022 in the amount of $901.12 which was applied for due date 6/xx/2022. The current P&I is in the amount of $324.58 and current PITI is in the amount of $450.56 with an interest rate of 6.000%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the loan is in performing. According to the payment history as of 5/xx/2022, the borrower is currently performing and the next due date for payment is 07/xx/2022. The last payment was received on 4/xx/2022 in the amount of $901.12 which was applied for due date 6/xx/2022. The current P&I is in the amount of $324.58 and current PITI is in the amount of $450.56 with an interest rate of 6.000%. The current UPB reflected as per the payment history is in the amount of $xx. There is no evidence regarding the bankruptcy and foreclosure in the loan file. The borrower’s willingness to pay is good and servicing rating exceeds expectation. The subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed. Further details not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on 6.1 2020. As per the modified term, the new principal balance is $xx. The borrower promises to pay $324.58 monthly with a modified interest rate of 6.000% beginning from 6/xx/2010 with a maturity date of 5/xx/2034. The modification does not have a balloon provision. The loan has been modified once since origination.	Credit Application Final Truth in Lending Discl. Initial Escrow Acct Disclosure Origination Appraisal Right of Rescission Section 32 Disclosure	Field: B1 Self-Employed? Loan Value: Unavailable Tape Value: No |---| |----| Comment: Changed. Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx    Tape Value: xx    Variance: -0.003%   Variance %: -0.00300%   Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx    Tape Value: xx Variance: -0.003%   Variance %: -0.00300%   Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000000000000000000MMMM   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMM00000000000000000000   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Purpose Per Application Loan Value: Unavailable Tape Value: Refinance Variance: Variance %: Comment: Changed. Tape Source: Initial Tape Type:	4: Unacceptable	* ComplianceEase HOEPA Test Failed (Lvl 4) "Loan failed HOEPA High Cost mortgage points and fees threshold test due to fees charged $xx exceeds fees threshold of $xx over by +$105.38. Signed rate lock, discount points acknowledgment disclosure and pricing sheet is missing from the loan documents. The following list of fees was included in the test: Loan Origination Fee xx Loan Discount Fee $500.00 Processing Fee $350.00 Administration Fee $595.00 Flood Determination - Life of Loan Fee $17.00 Courier / Messenger Fee $35.00 Tax Related Service Fee $78.00 Settlement / Closing / Escrow Fee $445.00 Title Courier Fee $25.00 This loan failed the timing of disclosure test due to the Sec. 32 (HOEPA) Disclosure Date was not provided."
* ComplianceEase Risk Indicator is "Critical" (Lvl 4) "Loan failed VA SB 797 High Risk Mortgage loan points and fees threshold due to fees charged $xx exceeds fees threshold of $xx over by +$295.00. Signed rate lock, discount points acknowledgment disclosure and pricing sheet is missing from the loan documents. The following list of fee was included in the test: Loan Origination Fee $xx Loan Discount Fee $500.00 Processing Fee $350.00 Administration Fee $595.00 Flood Determination - Life of Loan Fee $17.00 Courier / Messenger Fee $35.00 Tax Related Service Fee $78.00 Settlement / Closing / Escrow Fee $445.00 Title Courier Fee $25.00"	* Sec 32 Disclosure not in file (Lvl 3) "Section 32 disclosure is missing from the loan documents."	* Application Missing (Lvl 2) "Final 1003 is missing from loan documents."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA APR test due to Calculated APR of 6.997% exceeds Disclosed APR of 0.000% over by 6.997%. Final TIL is missing from the loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is signed by borrower is missing from loan documents."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow acct disclosure missing from loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from loan documents."
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine the operative index value from available loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing from loan files."		Critical	Fail	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
64663288	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$1,379.59	$1,379.59	06/xx/2024	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$866.89	10.600%	360	xx	xx	Conventional	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes	49.898%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 5/xx/2022, the subject mortgage was originated on xx

As per update title report the delinquent taxes found for the year 2021 in the amount of $xx and good through date is 05/xx/2022.

There is one mortgage which recorded on 5/xx/2008 in the amount $xx in favor of xx
According to the payment history as of 5/xx/2022, the borrower is currently performing and the next due date for payment is 06/xx/2022. The last payment was received on 5/xx/2022 in the amount of $xx which was applied for due date 5/xx/2022. The current P&I is in the amount of $809.52 and current PITI is in the amount of $xx with an interest rate of 10.600%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the loan is in performing.

According to the payment history as of 5/xx/2022, the borrower is currently performing and the next due date for payment is 06/xx/2022. The last payment was received on 5/xx/2022 in the amount of $xx which was applied for due date 5/xx/2022. The current P&I is in the amount of $809.52 and current PITI is in the amount of $xx with an interest rate of 10.600%. The current UPB reflected as per the payment history is in the amount of $xx.

There is no evidence regarding the bankruptcy and foreclosure in the loan file. The borrower’s willingness to pay is good and servicing rating exceeds expectation.

The subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

Further details not provided.

Update:
No any additional information found in recent collection comments.

Foreclosure Comments:As per updated title report lis pendens was filed by xx
Bankruptcy Comments:Not Applicable	Not Applicable	Field: ARM Interest Rate Rounding Factor Loan Value: Round nearest 1/8 Tape Value: Up nearest 1/8 |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx    Tape Value: xx    Variance: 0.004%   Variance %: 0.00400%   Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx    Tape Valuexx    Variance: 0.004%   Variance %: 0.00400%   Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000MMM   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMM000000000000000000000   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Unavailable Tape Value: No Cash-Out Variance: Variance %: Comment: Changed. Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Our CE result is Elevated and passes federal & state high cost test. However, tape shows loan is UAL High Cost. Elevated for client review."	* ComplianceEase Risk Indicator is "Elevated" (Lvl 2) "Compliance Ease Risk Indicator is Elevated due to:
GSE (Fannie Mae public guidelines) Predatory Lending Guidance
GSE (Fannie Mae public guidelines) Points and Fees Test
GSE (Freddie Mac public guidelines) Predatory Lending Guidance
GSE (Freddie Mac public guidelines) Points and Fees Test"
																																																																																								* GSE Points and Fees Test Violations (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."		Elevated	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
630060	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,033.60	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$409.05	6.100%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	02/xx/2016	$67,044.10	$18,559.10	2.000%	$146.83	04/xx/2016	Financial Hardship	According to the updated title report dated 5/xx/2022, the subject mortgage was xx
1st combined taxes of 2021 have been paid in the amount of $xx on 11/xx/2021.

No prior year delinquent taxes have been found.	According to the payment history as of 5/xx/2022, the borrower is currently performing and the next due date for payment is 6/xx/2022. The last payment was received on 4/xx/2022 in the amount of $445.43 which was applied for due date 05/xx/2022. The current P&I is in the amount of $146.83 and current PITI is in the amount of $445.43 with an interest rate of 2.000%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the loan is in performing.

According to the payment history as of 5/xx/2022, the borrower is currently performing and the next due date for payment is 6/xx/2022. The last payment was received on 4/xx/2022 in the amount of $445.43 which was applied for due date 05/xx/2022. The current P&I is in the amount of $146.83 and current PITI is in the amount of $445.43 with an interest rate of 2.000%. The current UPB reflected as per the payment history is in the amount of $xx.

There is no evidence regarding the bankruptcy and foreclosure in the loan file. The borrower’s willingness to pay is good and servicing rating exceeds expectation.

The subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

Further details not provided.

Update:-

As per the comment dated 4/xx/2024, the loan was modified on xx and comment dated 12/xx/2022 shows that modification maturity date has been corrected from xx to 3/xx/2056.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx . Hence, the unsecured portion is $0.00. The POCxx was filed by the creditor "xx The borrower has promised to make monthly mortgage payment in the amount of $xx per 60 months to the trustee under the xx . The borrower has been discharged on 04/xx/2018 and also got terminated on 05/xx/2018. The date of last filing bankruptcy was xx	The modification agreement was made between the lender and borrower on 2/xx/2016. As per the modified term, the new principal balance is $xx. The borrower promises to pay $146.83 monthly with a modified interest rate of 2.000% beginning from 4/xx/2016 with a maturity date of 11/xx/2033. The modification have a balloon provision. The loan has been modified once since origination.	Affiliated Business Disclosure Credit Application Hazard Insurance Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: B1 Self-Employed? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Changed. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: xx    Tape Value: $12600.00   Variance: $5959.10   Variance %: 47.29444%   Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 2/xx/2016   Tape Value: 4/xx/2016   Variance: -39 (Days)   Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000MMM   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMM000000000000000000000   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod Loan Value: $xx Tape Value: $xx Variance: $xx Variance %: 38.27802% Comment: Changed. Tape Source: Initial Tape Type:	4: Unacceptable	* ComplianceEase State/Local Predatory Test Failed (Lvl 4) "Loan failed GAFLA 3/2003 High Cost Home Loan Points and Fees Threshold Test due to fees charged $xx exceeds fees threshold of $xx over by +$356.39.
The below fees were included in the test:
Mortgage Broker Fee (Direct) $xx
Processing Fee $500.00
Underwriting Fee $515.00
Administration Fee $50.00
GA Res Mortgage Fee $6.50
Attorney's Fee $350.00
Title Courier Fee $75.00
Max Prepayment Penalty Amount $675.00
This loan failed the DTI provided test due to the debt-to-income ratio was not provided as final loan application is missing from the loan documents."	* Application Missing (Lvl 2) "Final 1003 Application is missing from the loan documents."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA Finance Charge Test.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100.
The loan data is $xx and comparison data is $xx; hence, the variance is -$358.53.

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $35.
The loan data is $xx and comparison data is $xx; hence, the variance is -$358.53."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan document."
* Missing proof of hazard insurance (Lvl 2)     "Hazard Insurance Policy Document is missing from the loan Document."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the Georgia State. The following state disclosures are missing in the loan file;
1. Waiver of Borrowers Rights and Closing Attorney Affidavit (not required by law but provided as a matter of custom)
2. Disclosure of Additional Fees."
* Note has LIBOR Index with Replacement Clause (Lvl 2)     "Note states, If the Index is no longer available, the Note Holder will choose a new index that is based upon comparable information.  The Note holder will give notice of this choice."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing Transfer disclosure is missing from the loan documents."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan documents."		Significant	Pass	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
47188508	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	No	Yes	Not Applicable	First	$0.00	$6,040.80	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	7.875%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	Unavailable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title dated 05/xx/2022 the subject mortgage was originated on xx however current servicer is xx no evidence of assignment of mortgage or transfer of mortgage to the “xx” found. No active judgments/liens have been found in the updated title report against the borrower/subject property. 1st and 2nd installments of town taxes for the 2020 have been paid in full in the total amount of $xx on different dates. No delinquent taxes have been found for the prior years.	Latest 24 months payment history is missing from loan documents. According to the payment history as of 02/xx/2022 the borrower is performing and the next due date for the regular payment was 04/xx/2022. The monthly P&I is in the amount of $xx. The current UPB is reflected in tape for the amount of $xx.	Collections Comments:Latest 24 months collection comments are missing from loan documents. Latest 24 months payment history is missing from loan documents. According to the payment history as of 02/xx/2022 the borrower is performing and the next due date for the regular payment was 04/xx/2022. The monthly P&I is in the amount of $xx. The current UPB is reflected in tape for the amount of $xx. No evidence has been found regarding the foreclosure & bankruptcy process. No information has been found regarding the current occupancy & property condition. No evidence has been found regarding damage or repairs in the latest servicing comments.

Update :No any additional information found in recent collection comments.

CC available from 10/xx/2022 to 07/xx/2024 and missing from 08/xx/2022 to 09/xx/2022.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure
Credit Application
Final Truth in Lending Discl.
Flood Certificate
Hazard Insurance
HUD-1 Closing Statement
Note
Notice of Servicing Transfer
Origination Appraisal
Right of Rescission	Field: B1 Self-Employed? Loan Value: Unavailable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Reduced   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx    Tape Value: xx    Variance: 0.003%   Variance %: 0.00300%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: Unavailable   Tape Value: 3/xx/2002   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: xx    Variance: 0.003%   Variance %: 0.00300%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: Unavailable   Tape Value: $1334.13   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000000000000000000MMMM   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMM00000000000000000000   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: No Cash-Out   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose Per Application Loan Value: Unavailable Tape Value: Refinance Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Compliance Testing (Lvl 4) "HUD-1 is missing. Tape shows loan is Non-UAL High cost. Elevated for client review."
* Note is missing or unexecuted (Lvl 4) "Note is missing from loan documents. However, lost note affidavit is not available in the loan file and loan has not been modified."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The Final HUD-1 along with estimated HUD-1 and itemization are missing from the loan file."	* Application Missing (Lvl 2) "The Final 1003 is missing from the loan file."
* Appraisal not dated (Lvl 2)     "The Appraisal report at the time of origination is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "The Final Truth In Lending is missing from the loan file."
* Missing Appraisal (Lvl 2)     "The Appraisal report at the time of origination is missing from the loan file."
* Missing flood cert (Lvl 2)     "Flood certificate document is missing from loan documents."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance certificate is missing from loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The Affiliated Business Disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "The Affiliated Business Disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "The Right of Rescission is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
3363965	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$291.08	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$467.92	7.800%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	Yes	35.129%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated 5/xx/2022 shows subject mortgage was originated on xx

The chain of assignment is incomplete. The loan is currently assigned with xx

No active judgments or liens have been found.

Semi-annually county taxes of 2021 have been paid off in the total amount of $291.08 on 8/xx/2021 & 2/xx/2022 respectively.

As per updated title report, no prior year taxes are delinquent.	The review of updated payment history as of 5/xx/2022, the borrower is current with the loan and the next due date of payment is 7/xx/2022. The last payment was received in the amount of $706.96 which was applied for 6/xx/2022. The current P&I is $467.92 with an interest rate of 7.800%. The UPB as of the date is mentioned in the updated payment history is in the amount of $xx.	Collections Comments:The review of the collection comment shows that the loan is in performing.

The review of updated payment history as of 5/xx/2022, the borrower is current with the loan and the next due date of payment is 7/xx/2022. The last payment was received in the amount of $706.96 which was applied for 6/xx/2022. The current P&I is $467.92 with an interest rate of 7.800%. The UPB as of the date is mentioned in the updated payment history is in the amount of $xx.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found.
The property is owner occupied and is in average condition. Information regarding the damage and repair is not available in the latest servicing comments.

Update:
No any additional information found in recent collection comments.
The collection comments are available from 10/xx/2022 to 7/xx/2024. The collection comments are missing from 8/xx/2022 to 9/xx/2022.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Hazard Insurance	Field: Mod Step Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Our CE result is moderate and passes federal & state high cost test. However, tape shows loan is non-UAL High Cost. Elevated for client review."
* Missing proof of hazard insurance (Lvl 3) "As per loan file, hazard insurance document missing."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "CE is moderate due to failure of late fees test.
Late Fees Test: FAIL Loan Data:$23.40 Comparison Data:$15.00 Variance:+$8.40"
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the late fees test.
The loan has late fees that do not conform to the requirements for the lender's license type in the state where the property is located.
Late Fees Test: Fail
																																																																																								Loan Data:$23.40 Comparison Data:$15.00 Variance:+$8.40"		Moderate	Pass	Pass	No Result	Not Covered	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
76301119	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$292.05	$1,228.72	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$926.06	6.600%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	40.664%	First	Final policy	Not Applicable	Not Applicable	08/xx/2011	$135,986.99	Not Applicable	4.875%	$612.77	08/xx/2018	Financial Hardship	According to the updated title report dated 5/xx/2022, the subject mortgage was originated xx

  As per updated title review dated 5/xx/2022 reflects that the subject mortgage was originated on xx
According to updated tile report dated 04/xx/2022, property transfer through in the favor of xx

1st combined taxes of 2021 have been paid in the amount of $325.60 on 06/xx/2021.  2nd combined taxes of 2021 have been paid in the amount of $325.60 on 09/xx/2021.  3rd Current year delinquent taxes 2022 have been found in the amount of $292.05.

4th combined taxes of 2021 have been paid in the amount of $288.76 on 03/xx/2022  .

Overpayment taxes of 2022 have been paid in the amount of $36.32 on 05/xx/2022.	According to the payment history as of 5/xx/2022, the borrower is currently performing and the next due date for payment is 6/xx/2022. The last payment was received on 5/xx/2022 in the amount of $xx which was applied for due date 05/xx/2022. The current P&I is in the amount of $612.77 and current PITI is in the amount of $xx with an interest rate of 4.875%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the loan is in performing..

According to the payment history as of 5/xx/2022, the borrower is currently performing and the next due date for payment is 6/xx/2022. The last payment was received on 5/xx/2022 in the amount of $xx which was applied for due date 05/xx/2022. The current P&I is in the amount of $612.77 and current PITI is in the amount of $xx with an interest rate of 4.875%. The current UPB reflected as per the payment history is in the amount of $xx.

The subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

As per comment dated 11/xx/2021, the reason for default is unemployment / xx.

As per comment dated 11/xx/2021, the borrower’s income is impacted by covid-19. The servicer provided an FB which ran and were extended several times from 11/xx/2021 to 12/xx/2021.

Further details not provided.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between lender and borrower on 08/xx/2011. As per the modified term, the new principal balance is $xx. The borrower promises to pay $612.77 monthly with a modified interest rate of 4.875% beginning from 8/xx/2018 with a maturity date of 10/xx/2033. The modification does not have a balloon provision. The loan was modified once since origination.

The modification agreement is step.
Origination Appraisal	Field: B1 Self-Employed? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Changed. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $10100.00   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: 8/xx/2011   Tape Value: 8/xx/2016   Variance: -1827 (Days)   Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: 8/xx/2018   Tape Value: 8/xx/2011   Variance: 2557 (Days)   Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Modification Original P&I   Loan Value: $612.77   Tape Value: $411.81   Variance: $200.96   Variance %: 48.79920%   Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Modification Original Rate   Loan Value: 4.875%   Tape Value: 2.000%   Variance: 2.875%   Variance %: 2.87500%   Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value:xx   Variance: -0.003%   Variance %: -0.00300%   Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx    Tape Value: xx    Variance: -0.003%   Variance %: -0.00300%   Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000000000000000000MMMM   Tape Value: CCCCCCCC1CCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: Changed.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: MMMM00000000000000000000 Tape Value: CCCCCCCCCCCCCCC1CCCCCCCC Variance: Variance %: Comment: Changed. Tape Source: Initial Tape Type:	4: Unacceptable	* ComplianceEase Risk Indicator is "Significant" (Lvl 4) "CE report is significant due to -
NY GRBB Part 41 High Cost Home Loan Points and Fees Threshold Test.
NY AB 11856 High Cost Home Loan Points and Fees Threshold Test.
GSE (Fannie Mae public guidelines) Predatory Lending Guidance"
* ComplianceEase State/Local Predatory Test Failed (Lvl 4)     "This loan failed the points and fees threshold test.
The total points and fees, as defined in the legislation, exceed 5% of the total loan amount, as defined in the legislation, if the total loan amount is $50,000 or more.

High-Cost Home Loan.
The loan is a high cost home loan, as defined in the legislation, due to the following findings:
The terms of the home loan exceed either the APR threshold or the points and fees threshold.
The amount of the loan does not exceed the lesser of the conforming loan size limit for a comparable dwelling as established from time to time by the Federal National Mortgage Association ($xx) or $xxhe debt is incurred by the borrower primarily for personal, family or household purposes.
The loan is secured by a mortgage on real estate intended principally for occupancy of from one to four families, which is
or will be occupied by the borrower as the borrower's principal dwelling."	* GSE Points and Fees Test Violations (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
																																																																																								* Missing Appraisal (Lvl 2) "Appraisal is missing from loan documents."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
84714545	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$4,003.92	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$819.08	6.850%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	Yes	49.331%	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	Unavailable	The review of the updated title report dated 5/xx/2022 shows that the subject mortgage was originated in the amount of xx
The chain of assignment has not been completed as the subject mortgage is with xx. However, it should be with xx
There are 2 Pace liens found against the subject property in the favor of xx	According to the payment history as of 4/xx/2022, the borrower is current with the loan and the last payment was received on 4/xx/2022 which was applied for 5/xx/2022 and the next due date for the payment is 6/xx/2022. The P&I is in the amount of $819.08 and PITI is in the amount of $xx. The UPB reflected is in the amount of $xx.	Collections Comments:As per the review of the servicing comments, the current status of the loan is performing. According to the payment history as of 4/xx/2022, the borrower is current with the loan and the last payment was received on 4/xx/2022 which was applied for 5/xx/2022 and the next due date for the payment is 6/xx/2022. The P&I is in the amount of $819.08 and PITI is in the amount of $xx. The UPB reflected is in the amount of $xx.
As per the comment dated 6/xx/2021, the borrower’s income is impacted due to covid-19.
No comments have been found regarding foreclosure in the latest servicing comments.
The subject property has been occupied by the owner.  Recent servicing comments do not reflect any damage pertaining to the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower "xx 6. The borrower has been discharged on 03/xx/2012 and also got terminated on 04/xx/2012. The date of last filing bankruptcy was 0xx . No more evidences are available regarding current bankruptcy status.
The Modification document is missing from loan file. This is conventional fixed rate mortgage originated on 04/xx/2003 with P&I of $819.08 with the rate of interest 6.85000% and a maturity date of 06/xx/2033. The current P&I as per the latest payment history as of 04/xx/2022 is $819.08 and rate of interest is 6.850%. The tape data indicates the latest modification was made on 06/xx/2020 with rate of interest 6.850% and P&I is $819.08. There would be a possible modification but an executed copy of such loan modification agreement is missing from the loan file.	Affiliated Business Disclosure Good Faith Estimate Missing Required State Disclosures	Field: B1 Self-Employed? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: As per review. Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment: As per review.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Unavailable   Tape Value: $xx    Variance:    Variance %:    Comment: As per review.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: 6/xx/2020   Variance:    Variance %:    Comment: As per review.   Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment: As per review.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: Reduced   Variance:    Variance %:    Comment: As per review.   Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: Unavailable   Tape Value: 6/xx/2020   Variance:    Variance %:    Comment: As per review.   Tape Source: Initial   Tape Type:
Field: Modification Original P&I   Loan Value: Unavailable   Tape Value: $819.08   Variance:    Variance %:    Comment: As per review.   Tape Source: Initial   Tape Type:
Field: Modification Original Rate   Loan Value: Unavailable   Tape Value: 6.850%   Variance:    Variance %:    Comment: As per review.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value:xx %   Tape Value: xx    Variance: -0.002%   Variance %: -0.00200%   Comment: As per review.   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx    Tape Value: xx    Variance: -0.002%   Variance %: -0.00200%   Comment: As per review.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000MMM   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: As per review.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMM000000000000000000000   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: As per review.   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: Unavailable   Tape Value: $72342.94   Variance:    Variance %:    Comment: As per review.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value: xx  Variance:    Variance %:    Comment: As per review.   Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Lower rate or term   Tape Value: No Cash-Out   Variance:    Variance %:    Comment: As per review.   Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: Single Family Tape Value: PUD Variance: Variance %: Comment: As per review. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "CE Risk indicator is moderate as the loan is failing for TILA Finance Charge Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA Finance Charge Test: FAIL
Loan Data $xx Comparison Data $xx Variance -$176.09
This loan failed the TILA finance charge test.( 12 CFR §1026.38(o)(2) )
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100.

TILA Foreclosure Rescission Finance Charge Test: FAIL
Loan Data $xx Comparison Data $xx Variance -$176.09
This loan failed the TILA foreclosure rescission finance charge test. ( 12 CFR §1026.23(h) , transferred from 12 CFR §226.23(h) )
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $35."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Initial Good Faith Estimate is missing from loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in the Florida. The following state disclosures are missing in the loan file;
1. Anti-Coercion Notice
2. Anti-Coercion Notice"
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated Business Disclosure is missing from the loan documents."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
94614003	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$5,928.00	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 13	xx	Not Applicable	Not Applicable	xx	Not Applicable	$670.58	9.100%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Reduced	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	3 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	25.102%	First	Final policy	Not Applicable	Not Applicable	11/xx/2014	$105,253.55	$25,253.55	4.125%	$340.60	11/xx/2014	Financial Hardship	The review of updated title report dated 05/xx/2022 shows that the subject mortgage was originated on xx
The chain of assignment has been completed. The current assignment is with xx
There is an active state tax lien against the borrower in the amount of xx
The 1st and 2nd installments of county taxes for the year 2022 have been paid in the total amount of $xx and 3rd and 4th installments of county taxes for 2022 are due in the total amount of $xx.
All installments of school taxes for year 2021 have been paid in the total amount of $1601.68.
No prior year delinquent tax has been found.
Review of updated payment history as of 4/xx/2022, the borrower is current with the loan and the next due date of regular payment is 05/xx/2022. The last payment was received on 04/xx/2022 in the amount of $340.60 with rate of 4.125% for the due date of 04/xx/2022. As per history the UPB is in the amount of $xx.	Collections Comments:The loan is currently performing.
Review of updated payment history as of 4/xx/2022, the borrower is current with the loan and the next due date of regular payment is 04/xx/2022. The last payment was received on 04/xx/2022 in the amount of $340.60 with rate of 4.125% for the due date of 03/xx/2022. As per history the UPB is in the amount of $xx.
The loan was modified on 11/xx/2014
No information has been found regarding foreclosure proceedings.
According to PACER, the debtor xx
As per the collection comment dated on 12/xx/2021, the borrower's income is impacted by Covid-19.
No information has been found regarding property damages or repairs.

Update: The comment dated 6/xx/2023 shows that the borrower deceased on 7/xx/2023. Further details not found.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to PACER, the debtor xx The schedule-D in voluntary petition shows that the unsecured amount is $0.00 out of secured claim in the amount of $xx and the value of collateral is $xx. The case was dismissed on 01/xx/2009 and terminated on 09/xx/2009.	The loan was modified on 11/xx/2014 with the new principal balance of $xx out of which $xx has been deferred and the new interest bearing principal amount is in the amount of $xx. The borrower promises to pay the P&I of $340.60 with the new interest rate of 4.125% beginning from 11/xx/2014 and the new maturity date is 07/xx/2034.	Loan Program Info Disclosure	Field: B1 Self-Employed? Loan Value: Yes Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx   Tape Value:xx    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: $25253.55   Tape Value: $44240.49   Variance: $-18986.94   Variance %: -42.91756%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000000000000000000MMMM   Tape Value: CCCCCC11C11C1CCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMM00000000000000000000   Tape Value: CCCCCCCCC1C1C11C11CCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: $xx  Tape Value: $xx   Variance: $xx   Variance %: 31.56693%   Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value:xx    Tape Valuexx    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Postal Code Loan Value: 12308 Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ComplianceEase Risk Indicator is "Significant" (Lvl 4) "CE is significant due to failure of NY GRBB Part 41 High Cost Home Loan Points and Fees Threshold Test, NY AB 11856 High Cost Home Loan Points and Fees Threshold Test.
Borrower charged  $xx Allowed $xx Overcharge +$12.81"
* ComplianceEase State/Local Predatory Test Failed (Lvl 4)     "CE failed due to failure of NY GRBB Part 41 High Cost Home Loan Points and Fees Threshold Test.
Borrower charged  $xx Allowed $xx Overcharge +$12.81
This test includes following fees.
NY GRBB Part 41 High Cost Home Loan Points and Fees Threshold Test Inclusion
Loan Origination Fee $xx
Yield Spread Premium (Indirect / POC) $xx
Processing Fee $300.00
Underwriting Fee $500.00
Flood Determination - Life of Loan Fee $11.20
Tax Related Service Fee $78.00
Sub-Escrow Fee $50.00
Title Courier Fee $28.00
Funding, Wire, or Disbursement Fee $25.00"	* ComplianceEase TILA Test Failed (Lvl 2) "The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100."
																																																																																								* Loan program disclosure missing or unexecuted (Lvl 2) "The loan program disclosure is missing from the loan file."		Significant	Pass	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
12413996	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$5,362.35	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,641.24	9.250%	180	xx	xx	Conventional	Fixed	Purchase	xx	xx	Reduced	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	09/xx/2010	$199,500.00	Not Applicable	8.250%	$1,647.03	10/xx/2010	Financial Hardship	As per the review of the updated title 5/xx/2022, the subject mortgage was originated on xx
Chain of assignment has not been completed. Currently, the assignment is with xx
There are 2 municipal liens against subject property in the total amount of xx
There is state tax lien against borrower in the amount of xx
xx
1st installment taxes of 2021 have been paid in the amount of $5362.35.
1st and 2nd installment taxes of 2020 have been paid in the amount of$9749.72
No prior year delinquent taxes have been found.
According to the payment history as of 5/xx/2022, the borrower is current with the loan and the next payment is due for 6/xx/2022. The last payment was received on 5/xx/2022 in the amount of $xx which was applied for 5/xx/2022. The P&I are in the amount of $xx and PITI is in the amount of $xx. The UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The current status of the loan is in performing and the next payment is due for 6/xx/2022. The last payment was received on 5/xx/2022 in the amount of $xx which was applied for 5/xx/2022. No records for foreclosure and bankruptcy have been found. No repairs and damages have been found. As per the comment dated 7/xx/2021, the borrower’s income was impacted by covid. Forbearance plans ran and were extended several times.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was signed on 9/xx/2010 between borrower xx
The stated UPB is in the amount of $xx. The borrower promises to pay P&I in the amount of $xx with an interest rate of 8.250%, beginning from 10/xx/2010. The maturity is 6/xx/2032.
Field: B1 Self-Employed? Loan Value: Unavailable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $21812.92   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 9/xx/2010   Tape Value: 10/xx/2010   Variance: -30 (Days)   Variance %:    Comment: This modification agreement was signed on 9/xx/2010 between borrower xx.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000000000000000000001MM   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: MM1000000000000000000000 Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Our CE result is Moderate and passes federal & state high cost test. However, tape shows loan is UAL High Cost. Elevated for client review."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the prepayment term test
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located.

This loan failed the disclosed APR high-cost threshold exception test.
Although the recalculated APR does not exceed any "high-cost " APR thresholds, using the disclosed APR, as provided, the loan would fail the following "high-cost " APR threshold test(s): IL Cook County Threshold Loan APR Test. As a result, this loan may not be acceptable to certain secondary market investors.

Loan Data       Comparison Data               Variance
10.863%             10.860%                    +0.003%"
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "CE is moderate due to failure of Prepayment Term Test & e disclosed APR high-cost threshold exception test."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the prepayment term test.
																																																																																								The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located."		Moderate	Not Covered	Pass	No Result	Pass	Fail	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
43359547	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	Second	$0.00	$5,647.24	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,446.57	5.300%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	42.266%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to updated report dated 05/xx/2022, the subject mortgage was originated on xx

Chain of Assignment is incomplete. loan is originated with lender “xx
There is one junior mortgage on subject property in the favor of “xx

There is a credit card judgment against borrower in the favor of “xx

There is one state tax lien against borrower in the favor of xx
First combined  tax of the year 2021/2022 has been paid in the amount of $xx on 12/xx/2021.
Second combined tax of the year 2021/2022 has been paid in the amount of $xx on 04/xx/2022.

No delinquent taxes have been found for the prior years.	According to the payment history as of 04/xx/2022, the borrower is currently delinquent for 0 months and the next due date for payment is 6/xx/2022. The last payment was received on 4/xx/2022 in the amount of $xx which was applied for due date 5/xx/2022. The current P&I is in the amount of $xxand current PITI is in the amount of $xx with an interest rate of 5.300%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:As per the comment history, the current status of the loan is in performing.

According to the payment history as of 04/xx/2022, the borrower is currently delinquent for 0 months and the next due date for payment is 6/xx/2022. The last payment was received on 4/xx/2022 in the amount of $xx which was applied for due date 5/xx/2022. The current P&I is in the amount of $xxand current PITI is in the amount of $xx with an interest rate of 5.300%. The current UPB reflected as per the payment history is in the amount of $xx.

There is no post-origination bankruptcy record.

No evidence has been found regarding the foreclosure proceedings on the subject property.
The property is in good condition.
As per final appraisal report, occupancy is owner occupied.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Notice of Servicing Transfer	Field: Mod Step Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Original CLTV Ratio Percent   Loan Value:xx    Variance: -0.002%   Variance %: -0.00200%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Tape Value: xx    Variance: -0.002%   Variance %: -0.00200%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000MMM   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMM000000000000000000000   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* ComplianceEase State Regulations Test Failed (Lvl 2)     "This loan failed the per diem interest amount test.
The per diem interest amount charged on the loan ($378.30) exceeds the per diem interest charge or credit threshold ($153.40).
PLEASE NOTE: An additional $1 buffer was not included in the per diem interest charge or credit threshold displayed above based on the client preferences configured on the per diem interest settings page."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is not signed by borrower."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from loan documents."
																																																																																								* Settlement date is different from note date (Lvl 2) "The settlement date as per HUD-1 is 01/xx/2004, which is later than Note date 01/xx/2004."		Moderate	Pass	Pass	No Result	Pass	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
56645508	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$660.61	9.575%	240	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Reduced	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	11/xx/2011	$71,806.47	Not Applicable	2.000%	$224.61	11/xx/2011	Financial Hardship	According to the updated title report dated 05/xx/2022, the subject mortgage was originated on xx
The chain of assignment has been completed. Currently, the assignment is xx
No active judgments or liens have been found.
The annual combined tax of 2021 has been exempt.
No prior year delinquent tax has been found.	Review of updated payment history as of 04/xx/2022, the borrower is current with the loan and the next due for regular payment is 05/xx/2022. The last regular payment (P&I) has been made on 04/xx/2022 in the amount of $224.61 for the due date of 04/xx/2022. The UPB as of the date is in the amount of $xx.	Collections Comments:The loan is currently performing.
Review of updated payment history as of 04/xx/2022, the borrower is current with the loan and the next due for regular payment is 05/xx/2022. The last regular payment (P&I) has been made on 04/xx/2022 in the amount of $224.61 for the due date of 04/xx/2022. The UPB as of the date is in the amount of $xx.
No foreclosure activity has been found.
No information has been found regarding bankruptcy filings.
No comments have been found regarding the subject property condition.

Update:
No any additional information found in recent collection comments.
The collection comments are available from 10/xx/2022 to 07/xx/2024. The collection comments are missing from 08/xx/2022 to 09/xx/2022.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The loan modification agreement was made between the borrower xx . on11/xx/2011. The new unpaid principal balance is $xx. The borrower promises to pay the new modified P&I of $224.61 with an interest rate of 2.00% beginning from 11/xx/2011 till the maturity date 9/xx/2034.	Affiliated Business Disclosure Notice of Servicing Transfer Right of Rescission Section 32 Disclosure	Field: B1 Self-Employed? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Step   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000MMM   Tape Value: CCCCCCCCCCCC1CCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: MMM000000000000000000000 Tape Value: CCCCCCCCC1C1CCCCCCCCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ComplianceEase HOEPA Test Failed (Lvl 4) "Loan failed HOEPA High Cost Mortgage Points and Fees Threshold Test due to fees charged $xx exceeds fees threshold of $xx over by +$38.15.
The below fees were included in the test:
Loan Discount Fee $xx
Tax Related Service Fee $43.44
Sub-Escrow Fee $225.00
Title Courier Fee $50.00

This loan failed the timing of disclosure test due to the Sec. 32 (HOEPA) Disclosure Date was not provided."	* Sec 32 Disclosure not in file (Lvl 3) "Section 32 disclosure is missing from the loan documents."	* ComplianceEase State/Local Predatory Test Failed (Lvl 2) "Loan failed TX Constitution A6 Required Fees Test due to fees charged $xx exceeds fees threshold of $xx over by +$xx.
The below fees were included in the test:
Loan Discount Fee $xx
803 Appraisal Fee $350.00
Tax Related Service Fee $43.44
1108 Title Insurance $857.10
Sub-Escrow Fee $225.00
Title Courier Fee $50.00
Texas policy guaranty fee $1.00
1201 Recording Fee $100.00
Heriship Affidavit $36.00

Loan failed TX SB 1581 High-Cost Home Loan Credit Transaction Points and Fees Threshold Test due to fees charged $xx exceeds fees threshold of $xx over by +$38.15.
The below fees were included in the test:
Loan Discount Fee $xx
Tax Related Service Fee $43.44
Sub-Escrow Fee $225.00
Title Courier Fee $50.00

Signed rate lock, Discount point acknowledgment disclosure and pricing sheet is missing from the loan documents.

Per statute, the 4 year SOL has expired and the subject finding is downgraded to LVL2."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $35.
The loan data is $xx and comparison data is $xx; hence, the variance is -$42.70."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Not all borrowers signed HUD (Lvl 2)     "Not all borrowers signed HUD."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "The notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from loan files."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Critical	Fail	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
23634729	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$644.70	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$463.06	8.650%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	28.481%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	The review of the updated title report dated 05/xx/2022 shows that the subject mortgage was originated on xx

The chain of assignment is not completed. The last assignment is with xx

Active mortgages, liens and judgments are found against borrower and property is as follows:

1.The updated title report dated 05/xx/2022 shows that there is active prior mortgage against the subject property in the favor of xx

2. There is an IRS lien active against borrower in the favor xx
There are no prior year real estate delinquent taxes.
According to the payment history as of 05/xx/2022, the borrower is current with the loan. The last payment was received on 05/xx/2022, which was applied for the due date of 5/xx/2022 and the next due date for payment is 05/xx/2022.The P&I is in the amount of $463.06 and PITI is in the amount of $463.06. The UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The current status of the loan is performing.
According to the payment history as of 05/xx/2022, the borrower is current with the loan. The last payment was received on 05/xx/2022, which was applied for the due date of 5/xx/2022 and the next due date for payment is 05/xx/2022.The P&I is in the amount of $463.06 and PITI is in the amount of $463.06. The UPB reflected as per the payment history is in the amount of $xx.
The subject property is owner occupied.
No evidence has been found regarding bankruptcy and foreclosure.
No evidence of damage or repairs has been found.
No evidence has been found regarding COVID-19.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Mod Step Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000MMM   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: updated as per review.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: MMM000000000000000000000 Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC Variance: Variance %: Comment: updated as per review. Tape Source: Initial Tape Type:	4: Unacceptable	* ComplianceEase Risk Indicator is "Significant" (Lvl 4) "The compliance risk indicator is Significant as the loan is failing due to
TILA finance charge fest
TILA foreclosure rescission finance charge test
TILA APR test
NY ab 11856 high cost home loan points and fees threshold test financing of points and fees test"
* ComplianceEase State/Local Predatory Test Failed (Lvl 4)     "TILA Finance Charge Test
$xx $xx -$xx

TILA Foreclosure Rescission Finance Charge Test: FAIL
 $xx $xx -$xx

TILA APR Test
																																																																																						8.943% 9.214% -0.271%"	* Not all borrowers signed HUD (Lvl 3) "HUD is not signed by all borrowers."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed TILA Foreclosure Rescission Finance Charge Test. Loan Data: $xx Comparison Data:$xx Variance: -$86.13"		Significant	Pass	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
14298194	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$0.00	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,745.27	6.100%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	10/xx/2018	$45,792.41	Not Applicable	6.100%	$381.24	12/xx/2018	Financial Hardship	According to the updated title report dated 05/xx/2022, the subject mortgage was originated on xx The chain of assignment is incomplete. Loan is originated with lender xx . As per lost assignment affidavit current assignment of mortgage is with xx , however, current servicer is xx . No active judgments/liens have been found in the updated title report against the borrower/subject property.	According to the payment history as of 05/xx/2022, the borrower is currently performing. The last payment was received on 04/xx/2022, which was applied for the due date of 05/xx/2022 and the next due date for payment is 06/xx/2022. The P&I is in the amount of $381.24 and PITI is in the amount of $xx. The UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 05/xx/2022, the borrower is currently performing. The last payment was received on 04/xx/2022, which was applied for the due date of 05/xx/2022 and the next due date for payment is 06/xx/2022. The P&I is in the amount of $381.24 and PITI is in the amount of $xx. The UPB reflected as per the payment history is in the amount of $xx. No evidence has been found regarding the foreclosure & bankruptcy process. No information has been found regarding the current occupancy & property condition.
update
The collection comment history is incomplete. The collection comments are available from 10/xx/2022 to 07/xx/2024.We are missing the latest 24 months of collection comments for review. The collection comments are missing from 08/xx/2022 to 09/xx/2022.
No any additional information found in recent collection comments

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	As per this modification agreement the new principal balance is $xx and borrower promises to pay principal and interest in the amount of $381.24 with rate of 6.100%. According to this agreement new maturity date will be 05/xx/2034.	Credit Application Final Truth in Lending Discl. Flood Certificate Hazard Insurance HUD-1 Closing Statement Note Origination Appraisal	Field: B1 Self-Employed? Loan Value: Unavailable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: Unavailable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Full Documentation   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: Unavailable   Tape Value: 3/xx/2004   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000000000000000000000MM   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MM0000000000000000000000   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose Per Application Loan Value: Unavailable Tape Value: Refinance Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Compliance Testing (Lvl 4) "HUD-1 is missing. Tape shows loan is Non-UAL High cost. Elevated for client review."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 closing statement missing from loan documents."
* Note is missing or unexecuted (Lvl 3) "The original note along with the lost note affidavit is missing from the loan file. However, the loan was modified with the new maturity date 5/xx/2034."	* Application Missing (Lvl 2) "Final 1003 is missing from loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from loan documents."
* Missing Appraisal (Lvl 2)     "Appraisal report is missing from loan documents."
* Missing flood cert (Lvl 2)     "Flood insurance certificate is missing from the loan file."
																																																																																								* Missing proof of hazard insurance (Lvl 2) "Hazard insurance certificate is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
60328087	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,020.29	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$950.36	5.575%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 05/xx/2022, the subject mortgage was originated xx

The chain of assignment has been incomplete. Currently, the assignment is with xx

No active judgments or liens have been found.

1st combined taxes of 2021 have been paid in the amount of $511.40 on 08/xx/2021.

2nd combined taxes of 2021 have been paid in the amount of $502.97 on 09/xx/2021.

3rd combined taxes of 2021 have been paid in the amount of $502.96 on 12/xx/2021.

4th combined taxes of 2021 have been paid in the amount of $502.96 on 03/xx/2022.

No prior year delinquent taxes have been found
According to the payment history as of 5/xx/2022, the borrower is current with the loan and the next due date for payment is 6/xx/2022. The last payment was received on 4/xx/2022 in the amount of $xx which was applied for due date 5/xx/2022. The current P&I is in the amount of $950.36 and current PITI is in the amount of $xx with an interest rate of 5.575%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the loan is performing.

According to the payment history as of 5/xx/2022, the borrower is current with the loan and the next due date for payment is 6/xx/2022. The last payment was received on 4/xx/2022 in the amount of $xx which was applied for due date 5/xx/2022. The current P&I is in the amount of $950.36 and current PITI is in the amount of $xx with an interest rate of 5.575%. The current UPB reflected as per the payment history is in the amount of $xx.

Loan is not modified since origination.

As per BPO report dated 03/xx/2022, the subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Note Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: B1 Self-Employed? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: NA Tape Source: Initial Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Full Documentation   Variance:    Variance %:    Comment: Loan documentation type is no documentation.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx    Tape Value: $xx    Variance: $-86000.00   Variance %: -34.12698%   Comment: Original appraisal value is $xx.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value:xx    Tape Value:xx    Variance: 34.130%   Variance %: 34.13000%   Comment: Original stated CLTV is 100.000%.   Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: Unavailable   Tape Value:xx    Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx    Tape Value:xx   Variance: 34.130%   Variance %: 34.13000%   Comment: Original stated LTV is 100.000%.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000000000000000001000MM   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: NA   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: MM0001000000000000000000 Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC Variance: Variance %: Comment: NA Tape Source: Initial Tape Type:	4: Unacceptable	* Compliance Testing (Lvl 4) "HUD-1 is missing. Tape shows loan is Non-UAL High cost. Elevated for client review."
* Note is missing or unexecuted (Lvl 4) "The original note along with the lost note affidavit is missing from the loan file. Also, the loan has not been modified since its origination."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD-1 along with estimated HUD-1 and itemization of amount financed are missing in the loan file."	* Application Missing (Lvl 2) "Loan application is missing from the loan file."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan document."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Required affiliated business disclosure missing is from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
68427814	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$237.39	$2,448.50	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$314.02	6.250%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	2 Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 05/xx/2022, the subject mortgage was originated on xx

No assignments found for the subject mortgage.

No active judgments or liens have been found.

The annual county taxes for 2021-2022 have been paid in full in the amount of $xx on 11/xx/2021.
The annual utilities charges for 2021-2022 has been delinquent in the amount of $237.39 with good through date 05/xx/2022.
According to payment history as of 04/xx/2022, the borrower is currently performing and the next due date for payment is 05/xx/2022. The last payment was received on 04/xx/2022 in the amount of $330.31 which was applied for due date 04/xx/2022. The current P&I is in the amount of $330.31 and current PITI is in the amount of $330.31 with an interest rate of 6.875%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the loan is current.

According to payment history as of 04/xx/2022, the borrower is currently performing and the next due date for payment is 05/xx/2022. The last payment was received on 04/xx/2022 in the amount of $330.31 which was applied for due date 04/xx/2022. The current P&I is in the amount of $330.31 and current PITI is in the amount of $330.31 with an interest rate of 6.875%. The current UPB reflected as per the payment history is in the amount of $xx.

No foreclosure activity has been found.

No information pertaining to bankruptcy has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: B1 Self-Employed? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Reduced   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Number Of Units   Loan Value: 2   Tape Value: 1   Variance: 1   Variance %: 100.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Primary   Tape Value: Investor   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000MMM   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMM000000000000000000000   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Subject Property Type Loan Value: 2 Family Tape Value: Single Family Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ComplianceEase Risk Indicator is "Significant" (Lvl 4) "Compliance ease risk indicator is significant as The loan is failing for
TILA APR test
MD Credit Regulations Covered Loan Points and Fees Threshold Test
MD Credit Regulations Covered Loan DTI Presumption Test"
* ComplianceEase State/Local Predatory Test Failed (Lvl 4)     "Compliance ease state or local predatory test failed due to

This loan failed the TILA APR test
The annual percentage rate (APR) is 7.353%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method.

This loan failed the points and fees threshold test due to one of the following findings:
The latest available closing date (or date creditor received application) is on or after 6/xx/2003 and the date creditor received application is before 1/xx/2014, and the total points and fees, as defined in HOEPA (Section 32), payable by the consumer at or before loan closing exceed the greater of 7% of the total loan amount, as defined in HOEPA (Section 32), or $499.00; or
The date creditor received application is on or after 1/xx/2014, and either:
The loan amount is $0.00 or more, and the transaction's total points and fees is $xx, which exceeds 4 percent of the total loan amount of $xx; or
The loan amount is less than $0.00 and the transaction's total points and fees is $xx, which exceeds the lesser of 7 percent of the total loan amount of $xx or $0.00.

This loan failed the DTI presumption test due to one of the following findings:
The debt-to-income ratio of the consumer exceeds 45%.
The debt-to-income ratio of the borrower was not provided.
The DTI ratio is one of several factors that should be considered when determining the borrower's repayment ability"	* Application Missing (Lvl 2) "Final 1003 is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) )
The annual percentage rate (APR) is 7.260%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan failed the predatory lending guidance test due to one or more of the following findings:
The loan failed the allowable points and fees test.
The loan exceeds the HOEPA APR threshold for primary residences.
The loan exceeds the HOEPA points and fees threshold for primary residences.

This loan failed the points and fees test
The points and fees charged to the borrower exceed the greater of 5% of the mortgage amount or $xx* Missing Appraisal (Lvl 2)     "Appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of Servicing Transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of Rescission is missing from the loan file."		Significant	Pass	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
35101145	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$4,263.28	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,038.15	5.250%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	04/xx/2020	$131,867.11	Not Applicable	3.625%	$718.50	05/xx/2020	Financial Hardship	As per the updated title report dated 05/xx/2022 the subject mortgage was originated on xx
The chain of assignment has been completed; currently the assignment is with lender xx

According to updated title report dated 05/xx/2022,  there is an active notice of assessment lien against the subject property xx

The 1st and 2nd installment of combined taxes for 2021/2022 have been paid in the total amount $xx on 12/xx/2021 and 04/xx/2022.
No prior year delinquent tax has been found	As per the review of payment history as of 04/xx/2022, the borrower is current with loan and next due date of regular payment is 06/xx/2022. The last payment was received on 04/xx/2022 in the amount of $1156.36 which was applied for the due date of 05/xx/2022. The current P&I is $718.50 and the UPB as of the date is in the amount of $xx.	Collections Comments:The loan is currently performing.
As per the review of payment history as of 04/xx/2022, the borrower is current with loan and next due date of regular payment is 06/xx/2022. The last payment was received on 04/xx/2022 in the amount of $1156.36 which was applied for the due date of 05/xx/2022. The current P&I is $718.50 and the UPB as of the date is in the amount of $xx.
The loan was modified on 04/xx/2020.
As per comment dated 07/xx/2021 the borrower's income is impacted by Covid-19.
No evidence has been found regarding foreclosure proceedings and bankruptcy filings.
No evidence has been found regarding property damages or repairs.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the borrower xx The new modified principal balance is $131867.11. The borrower promises to pay the P&I in the amount of $718.50 with an interest rate of 3.625% beginning from 05/xx/2020 till the maturity date of 04/xx/2034. There is balloon payment in the amount of $xx.	Affiliated Business Disclosure Notice of Servicing Transfer	Field: B1 Self-Employed? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $2853.40   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 4/xx/2020   Tape Value: 5/xx/2020   Variance: -10 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Tape Value: xx    Variance: 0.003%   Variance %: 0.00300%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Tape Value: xx   Variance: 0.003%   Variance %: 0.00300%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000MMM   Tape Value: CCCC123F567899CCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMM000000000000000000000   Tape Value: CCCCCCCCC9998765F32CCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx    Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Lower rate or term Tape Value: No Cash-Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer document is missing from the loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business document is missing from the loan files."
																																																																																								* Settlement date is different from note date (Lvl 2) "Settlement date is different from note date."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
17293386	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	Other	xx	$0.00	$4,207.23	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,376.73	8.750%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	48.805%	First	Final policy	Not Applicable	Not Applicable	07/xx/2013	$208,711.33	$40,829.23	2.000%	$806.15	07/xx/2013	Financial Hardship	Review of updated title report dated 5/xx/2022 shows subject mortgage was originated on xx

The chain of assignment is incomplete. The loan is currently assigned with xx

There are three pace lien open against the subject property in the amount of xx

Annual combined taxes of 2021 have been paid off in the amount of $xx on 11/xx/2021.

As per updated title report, no prior year taxes are delinquent.	The review of updated payment history as of 4/xx/2022, the borrower is current with the loan and the next due date of payment is 5/xx/2022. The last payment was received in the amount of $xx which was applied for 4/xx/2022. The current P&I is $806.15 with an interest rate of 2.000%. The UPB as of the date is mentioned in the updated payment history is in the amount of $xx and deferred balance in the amount of $xx.	Collections Comments:The review of the collection comment shows that the loan is in performing.

The review of updated payment history as of 4/xx/2022, the borrower is current with the loan and the next due date of payment is 5/xx/2022. The last payment was received in the amount of $xx which was applied for 4/xx/2022. The current P&I is $806.15 with an interest rate of 2.000%. The UPB as of the date is mentioned in the updated payment history is in the amount of $xx and deferred balance in the amount of $xx.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found
As per the comment dated 6/xx/2021 the borrower has been impacted by covid-19. Further details are not provided.
The property is owner occupied and is in average condition. Information regarding the damage and repair is not available in the latest servicing comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Loan modification agreement was made between borrower and lender on effective date of 7/xx/2013. The borrower had given promise to pay the UPB of $xx with interest rate of 2.000% with P&I of $806.15 with fixed amortized type and it was beginning from first payment date on 7/xx/2013 and ends with the maturity date of 10/xx/2034. The borrower had also given the promise to pay the deferred balance in the amount of $xx on the maturity date on 10/xx/2034. The UPB that has been amortized is $xx as an interest bearing amount.	Credit Application Loan Program Info Disclosure Notice of Servicing Transfer Right of Rescission	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final 1003 is missing from loan file. However, the income & expenses have been captured from unexecuted 1003 as located at xx
* Application Not Signed by All Borrowers (Lvl 2)     "Final 1003 is missing from loan file. However, the income & expenses have been captured from unexecuted 1003 as located at xx
* ComplianceEase Risk Indicator is "Moderate" (Lvl 2)     "Loan failed TILA finance charge test.
As per the final TILA finance charge is $xx, however as per compliance report allowed finance charge is $xx. Loan failed TILA finance charge test by -$255.61."
* ComplianceEase TILA Test Failed (Lvl 2)     "Loan failed TILA finance charge test.
As per the final TILA finance charge is $xx, however as per compliance report allowed finance charge is $xx. Loan failed TILA finance charge test by -$255.61."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan is ARM loan, however loan program disclosure is missing from loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer is missing from loan documents."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Loan is refinance loan, however right of rescission is missing from loan documents."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
61209487	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Second	$0.00	$7,890.18	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,389.04	6.150%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	01/xx/2016	$199,260.28	$30,400.00	2.000%	$511.35	01/xx/2016	Financial Hardship	Updated title report dated 05/xx/2022 shows that the subject mortgage was originated on xx
The chain of assignment has not been completed. Currently, the assignment is with xx
There is one junior mortgage lien against subject property in the amount xx
There is a notice of assessment (HERO program) found against the subject property dated xx
Combined 1st installment tax of 2021-22 has been paid in the amount of $xx on 12/xx/2021.
Combined 2nd installment tax of 2021-22 has been paid in the amount of $xx on 4/xx/2022.	According to the payment history as of 4/xx/2022, the borrower is current with the loan. The last payment received on 4/xx/2022, the payment applied date was 4/xx/2022 and the next due date for payment is 5/xx/2022. The P&I is in the amount of $511.35 and PITI is in the amount of $xx. The UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the loan is performing. According to the payment history as of 4/xx/2022, the borrower is current with the loan. The last payment received on 4/xx/2022, the payment applied date was 4/xx/2022 and the next due date for payment is 5/xx/2022. The P&I is in the amount of $511.35 and PITI is in the amount of $xx. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unable to be determined. The subject property is occupied by the owner. No comments have been found for damage or repairs. No comments have been found for foreclosure and bankruptcy.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between the lender and borrower on 1/xx/2016. As per the modified term, the new principal balance is $xx. The borrower promises to pay $511.35 monthly with a modified interest rate of 2.000% beginning from 1/xx/2016 with a maturity date of 11/xx/2033. The modification does not have a balloon provision. The loan has been modified once since origination.	Affiliated Business Disclosure Credit Application	Field: B1 Self-Employed? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Changes as per documents. Tape Source: Initial Tape Type:
Field: Payment History String   Loan Value: 110101101010000000011MMM   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: Changes as per PH.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMM110000000010101101011   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: Changes as per PH.   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod Loan Value: $xx Tape Value: $xx Variance: $xx Variance %: 18.00304% Comment: Changes as per Modification. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Application document is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure at origination is missing from the loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "ROR transaction date not consistent with Note and/ or HUD."
																																																																																								* Settlement date is different from note date (Lvl 2) "Settlement date is different from note date."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
99333972	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	$0.00	$6,172.74	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,414.92	5.990%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	21.755%	First	Final policy	Not Applicable	Not Applicable	07/xx/2011	$140,232.48	Not Applicable	3.990%	$780.65	09/xx/2011	Financial Hardship	According to the updated title report dated 05/xx/2022, the subject mortgage was originated on xx

The chain of assignment has not been completed. Currently, the assignment is with xx

There are 2 water/sewer liens against the subject property in the favor xx

There is active PACE lien against the subject property in the favor of xx

1st and 2nd combined taxes of 2021/2022 have been paid in the total amount of $xx.

No prior year delinquent taxes have been found.
According to payment history as of 4/xx/2022, the borrower is current with the loan and the next due date for payment is 5/xx/2022. The last payment was received on 4/xx/2022 in the amount of $xx which was applied for due date 4/xx/2022. The current P&I is in the amount of $780.65 and current PITI is in the amount of $xx with an interest rate of 3.990%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the current status of the loan is performing.

According to payment history as of 4/xx/2022, the borrower is current with the loan and the next due date for payment is 5/xx/2022. The last payment was received on 4/xx/2022 in the amount of $xx which was applied for due date 4/xx/2022. The current P&I is in the amount of $780.65 and current PITI is in the amount of $xx with an interest rate of 3.990%. The current UPB reflected as per the payment history is in the amount of $xx.

The modification agreement was made between lender and borrower onxx . As per the modified term, the new principal balance is $xx  The borrower promises to pay $780.65 monthly with a modified interest rate of 3.990% beginning fromxx with a maturity date of 07/xx/2034. The modification does not have a balloon provision. The loan was modified once since origination.

As per latest BPO dated 03/xx/2022, the subject property is owner occupied and is in average condition.

No comment pertaining to the damage on the subject property has been observed.

No foreclosure activity has been found.

No post close bankruptcy record has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made between lender and borrower on 07/xx/2011. As per the modified term, the new principal balance is $xx. The borrower promises to pay $780.65 monthly with a modified interest rate of 3.990% beginning from 09/xx/2011 with a maturity date of 07/xx/2034. The modification does not have a balloon provision. The loan was modified once since origination.	1-4 Family Rider Affiliated Business Disclosure Appraisal (Incomplete) Good Faith Estimate Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: B1 Self-Employed? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower #2 Last Name   Loan Value: xx    Tape Value: xx    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 7/xx/2011   Tape Value: 10/xx/2011   Variance: -78 (Days)   Variance %:    Comment: Modification agreement was made on 09/xx/2011.   Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: Full Documentation   Tape Value: Reduced   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: 9/xx/2011   Tape Value: 10/xx/2011   Variance: -30 (Days)   Variance %:    Comment: Modification first payment date is 9/xx/2011.   Tape Source: Initial   Tape Type:
Field: Occupancy at Origination (Property Usage Type)   Loan Value: Investor   Tape Value: Primary   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Appraised Value   Loan Value: xx    Tape Value: xx   Variance: $-78750.00   Variance %: -25.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Valuexx    Variance: 25.000%   Variance %: 25.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: 75.000%   Variance: 25.000%   Variance %: 25.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 11111111111111111112MMMM   Tape Value: 334CC1C11111CCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: MMMM21111111111111111111 Tape Value: CCCCCCCCCCCC11111C14C433 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 2) "The reconciliation section is missing from the appraisal report located at (235276952_48459726 Page#121)."
* Good Faith Estimate missing or unexecuted (Lvl 2)     "Final good faith estimate is missing from the loan files."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan document."
* Missing required 1-4 family rider (Lvl 2)     "The 1-4 family rider is missing from the loan files."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in California. The following state disclosures are missing in the loan file;
1. Impound Account Disclosure
2. Cosigner Notice
3. Private Mortgage Insurance Disclosure
4. Hazard Insurance Disclosure
5. Insurer Recommendation Disclosure
6. Anti-Tying Disclosure
7. Privacy Notice
8. Notice of Right to Copy of Appraisal
9. Application for Credit-Married Persons
10. 10.Fair Debt Collection Notice
11. 11.Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan documents."
																																																																																								* Settlement date is different from note date (Lvl 2) "As per the final hud-1 document, the settlement date is 06/xx/2004 which is different from the original note date 06/xx/2004."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
88060661	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Second	$0.00	$3,303.98	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$728.15	6.950%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	16.900%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 05/xx/2022, the subject mortgage was originated xx

The chain of assignment has been incomplete. Currently, the assignment is with xx

As per the updated title report dated 05/xx/2022, the subject property is second lien position. There is a notice of assessment against the subject property filed by the xx

No active judgments or liens have been found.

1st combined taxes of 2021 have been paid in the amount of $xx on 12/xx/2021.

2nd combined taxes of 2021 have been paid in the amount of $xx on 4/xx/2021.

No prior year delinquent taxes have been found.
According to the payment history as of 4/xx/2022, the borrower is current with the loan and the next due date for payment is 5/xx/2022. The last payment was received on 4/xx/2022 in the amount of $xx which was applied for due date 4/xx/2022. The current P&I is in the amount of $728.15 and current PITI is in the amount of $xx with an interest rate of 6.950%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the loan is performing.

According to the payment history as of 4/xx/2022, the borrower is current with the loan and the next due date for payment is 5/xx/2022. The last payment was received on 4/xx/2022 in the amount of $xx which was applied for due date 4/xx/2022. The current P&I is in the amount of $728.15 and current PITI is in the amount of $xx with an interest rate of 6.950%. The current UPB reflected as per the payment history is in the amount of $xx.

As per tape data, the subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

No comments are found regarding borrower's income is impacted by covid-19 pandemic.

Loan is not modified since origination.
Foreclosure Comments: Not Applicable
Bankruptcy Comments: Not Applicable

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure	Field: B1 Self-Employed? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: N/A Tape Source: Initial Tape Type:
Field: Borrower #2 First Name   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Borrower #2 Middle Name   Loan Value: xx   Tape Value: xx    Variance:    Variance %:    Comment: N/A   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Variance: 0.004%   Variance %: 0.00400%   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx   Tape Value: 78.010%   Variance: 0.004%   Variance %: 0.00400%   Comment: N/A   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000000000000000000001MM   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: The payment history string is 000000000000000000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MM1000000000000000000000   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: The payment history string is 000000000000000000000000.   Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Considered as per the note. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase TILA Test Failed (Lvl 2) "ComplianceEase TILA test failed due to following reasons:
1. TILA Finance Charge Test shows loan data is $xx, Comparison data is $xx and variance is -$275.09.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100.

2. TILA Foreclosure Rescission Finance Charge Test shows loan data is $xx, Comparison data is $xx and variance is -$275.09.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $35."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
																																																																																								* Settlement date is different from note date (Lvl 2) "Settlement date is different from the note date. However, settlement date isxx and note date is xx."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
40309041	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	Unavailable	Unavailable	Unavailable	Unavailable	xx	Yes	Yes	Not Applicable	Other	$0.00	$2,529.59	07/xx/2024	Unavailable	No	Modification/Short Sale Pending	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$638.00	6.590%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	10/xx/2012	$78,504.00	$17,800.00	3.375%	$328.62	11/xx/2012	Financial Hardship	According to the updated title report dated 05/xx/2022, the subject mortgage was originated on xx

The chain of assignment is incomplete. Loan was originated with lender “xx

There is senior mortgage against borrower originated on xx

According to Updated title report date 05/xx/2022, the subject mortgage is at xx

Annual county taxes of the year 2021 have been paid in the amount of $xx on 11/xx/2021.

No delinquent taxes have been found for the prior years.
According to the payment history as of 04/xx/2022, the borrower is currently delinquent for 0 months. The last payment was received on 04/xx/2022, which was applied for the due date of 04/xx/2022 and the next due date for payment is 05/xx/2022. The P&I is in the amount of $331.74 and PITI is in the amount of $910.83. The UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The current status of the loan is performing.

According to the payment history as of 04/xx/2022, the borrower is currently delinquent for 0 months. The last payment was received on 04/xx/2022, which was applied for the due date of 04/xx/2022 and the next due date for payment is 05/xx/2022. The P&I is in the amount of $331.74 and PITI is in the amount of $910.83. The UPB reflected as per the payment history is in the amount of $xx.

As per the collection comment dated 06/xx/2021, the reason for default is curtailment of income.

As per BPO report xx , the subject property is occupied by other.

As per the collection comment dated 06/xx/2021, borrower's income is impacted by Covid-19.

As per the document located at “xx  complaint was filed by “xx However, modification plan became effective on 10/xx/2012 and foreclosure case was on hold. Further details not provided.
No pertaining bankruptcy-related details have been found.

No evidence has been found regarding damage or repairs in the latest servicing comments.
Foreclosure Comments:As per the document located at “xx  complaint was filed by xx  . However, modification plan became effective on 10/xx/2012 and foreclosure case was on hold. Further details not provided.
Bankruptcy Comments:Not Applicable	The loan was modified between borrower xx As per this modification agreement the new principal balance is $xx in which $17,800 amount is deferred. The interest bearing principal amount is $xx
The borrower has promised to pay principal and interest in the amount of $328.62 with rate of 3.375% for first 60 months thereafter he pays $331.74 with rate of 3.500% for remaining 201 months
Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: B1 Self-Employed? Loan Value: Unavailable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value:xx    Tape Value: xx   Variance: $-15000.00   Variance %: -45.73170%   Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 10/xx/2012   Tape Value: 11/xx/2012   Variance: -31 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Full Documentation   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Date   Loan Value: xx   Tape Value: 11/xx/2017   Variance: -1826 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 P&I   Loan Value: $328.62   Tape Value: $331.74   Variance: $-3.12   Variance %: -0.94049%   Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step 1 Rate   Loan Value: 3.375%   Tape Value: 3.500%   Variance: -0.125%   Variance %: -0.12500%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000000000000000000000MM   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MM0000000000000000000000   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value:xx   Tape Value: $60700.00   Variance: $17804.00   Variance %: 29.33113%   Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: 2xx    Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose Per Application Loan Value: Unavailable Tape Value: Refinance Variance: Variance %: Comment: Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* Application Missing (Lvl 2) "Final application is missing from the loan file."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA test failed due to TILA APR Test.
TILA APR Test shows loan data is 0.000%, comparison data is 7.321% and variance is -7.321%.
The annual percentage rate (APR) is 7.321%. The disclosed APR of 0.000% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds.""
* Missing Appraisal (Lvl 2)     "Appraisal is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."		Moderate	Pass	Fail	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
73813972	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	Other	xx	$0.00	$8,452.36	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,762.64	10.250%	300	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	99.122%	First	Final policy	Not Applicable	Not Applicable	08/xx/2015	$177,673.02	Not Applicable	3.940%	$735.95	11/xx/2015	Financial Hardship	According to the updated title report dated 05/xx/2022, the subject mortgage was originated on xx
The chain of assignment is incomplete. The loan is currently assigned with xx
There is senior open end mortgage originated on xx
There are Four State tax lien against the borrower which was recorded xx
Annual county taxes of 2021 in the total amount of $xx for the due on 06/xx/2022 and 09/xx/2022.
As per updated title report, no prior year taxes are delinquent.
According to the payment history as of 04/xx/2022, the borrower is current with the loan. The last payment was received on 4/xx/2022, which was applied for the due date of 04/xx/2022 and the next due date for payment is 05/xx/2022. The P&I is in the amount of $735.95 and PITI is in the amount of $xx. The UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of 04/xx/2022, the borrower is current with the loan. The last payment was received on 4/xx/2022, which was applied for the due date of 04/xx/2022 and the next due date for payment is 05/xx/2022. The P&I is in the amount of $735.95 and PITI is in the amount of $xx. The UPB reflected as per the payment history is in the amount of $xx.
The reason for default is unable to be determined. The subject property is occupied by the owner. No comments have been found. No comments have been found for damage or repairs. No comments have been found for bankruptcy and foreclosure.

Update: No any additional information found in recent collection comments.
The collection comment history is incomplete. The collection comments are available from 10/xx/2022 to 07/xx/2024. We are missing the latest 24 months of collection comments for review. The collection comments are missing from 08/xx/2022 to 09/xx/2022.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	According to the modification, the loan was modified on 8/xx/2015 in between the borrower and lender. The new modified principal balance per modification is in the amount of $xx with interest rate starting at 3.940 % and borrower promises to pay P&I in the amount of $735.95 beginning on 11/xx/2015. The maturity date reflects per modification is 7/xx/2028.	Affiliated Business Disclosure Initial Escrow Acct Disclosure	Field: Doc Date of Last Modification Loan Value: 8/xx/2015 Tape Value: 11/xx/2015 |---| -68 (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: First Payment Date   Loan Value: xx    Tape Value: 9/xx/2003   Variance: -12 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 10000000000000000002MMMM   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMMM20000000000000000001   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx   Tape Value:xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Postal Code   Loan Value: xx   Tape Value: xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Change in Rate/Term Tape Value: Cash Out - Other Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Our CE result is minimal and passes federal & state high cost test. However, tape shows loan is UAL High Cost. Elevated for client review."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
19610467	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$3,917.83	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,805.05	5.700%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	No	Not Applicable	Unavailable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Unavailable	Unavailable	Unavailable	4.575%	$1,246.52	02/xx/2013	Unavailable	According to the updated title report dated 05/xx/2022, the subject mortgage was originated xx
The chain of assignment has been completed. Currently, the assignment is withxx
No active judgments or liens have been found.

1st combined taxes of 2021 have been paid in the amount of $xx on 12/xx/2021.

2nd combined taxes of 2021 have been paid in the amount of $xx on 04/xx/2022.

No prior year delinquent taxes have been found.
According to updated title report, there is one junior mortgage found in amount of $xx

According to the payment history as of 05/xx/2022, the borrower is currently performing and the next due date for payment is 06/xx/2022. The last payment was received on 04/xx/2022 in the amount of $xx which was applied for due date 05/xx/2022. The current P&I is in the amount of $xx and current PITI is in the amount of $xx with an interest rate of 4.575%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:The borrower is currently performing.

According to the payment history as of 05/xx/2022, the borrower is performing and the next due date for payment is 06/xx/2022. The last payment was received on 04/xx/2022 in the amount of $xx which was applied for due date 05/xx/2022. The current P&I is in the amount of $xx and current PITI is in the amount of $xx with an interest rate of 4.575%. The current UPB reflected as per the payment history is in the amount of $xx.

There is no indication of post-closing bankruptcy or foreclosure proceedings.

Update:
No any additional information found in recent collection comments.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Credit Application Flood Certificate Hazard Insurance HUD-1 Closing Statement Note Origination Appraisal Right of Rescission	Field: B1 Self-Employed? Loan Value: Unavailable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: Unavailable   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Unavailable   Tape Value: 2/xx/2013   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Unavailable   Tape Value: Fixed   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx    Tape Valuexx    Variance: 0.004%   Variance %: 0.00400%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: Unavailable   Tape Value: 4/xx/2004   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Valuexx    Variance: 0.004%   Variance %: 0.00400%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000MMM   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMM000000000000000000000   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: Unavailable   Tape Value: $xx   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Unavailable   Tape Value: Cash Out - Other   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose Per Application Loan Value: Unavailable Tape Value: Refinance Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Compliance Testing (Lvl 4) "HUD-1 is missing. Tape shows loan is Non-UAL High cost. Elevated for client review."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Final HUD along with estimated HUD and itemization of fees are missing from the loan file."
* Note is missing or unexecuted (Lvl 3) "The original note along with the lost note affidavit is missing from the loan file. However, the loan was modified on 2/xx/2013"	* Application Missing (Lvl 2) "Application is missing from loan file."
* Missing Appraisal (Lvl 2)     "Appraisal report at the time of origination is missing from loan file."
* Missing flood cert (Lvl 2)     "Flood insurance certificate document is missing from loan file."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance document is missing from loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from loan files."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
73431634	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	Other	$0.00	$1,005.91	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$492.50	8.300%	360	xx	xx	Conventional	Fixed	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Investor	Yes	Yes	No	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 05/xx/2022, the subject mortgage was originated on xx
The chain of assignment has been completed. Currently, the assignment is with xx

There are two Water/Sewer/Utilities liens in the combined amount xx
There is one state tax lien in the amount of xx

The annual county taxes for 2020/2021 have been paid in the amount of $xx on 02/xx/2022.

No prior years delinquent taxes has been found.

According to a review of the payment history as of 5/xx/2022, the borrower is current in payment and the next due date is 5/xx/2022. The last payment was received on 4/xx/2022 in the amount of PITI $734.14, which includes P&I $492.50 with the rate of interest of 8.300%, which was applied for the due date of 4/xx/2022. UPB reflected in the latest payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the loan is performing.

According to a review of the payment history as of 5/xx/2022, the borrower is current in payment and the next due date is 5/xx/2022. The last payment was received on 4/xx/2022 in the amount of PITI $734.14, which includes P&I $492.50 with the rate of interest of 8.300%, which was applied for the due date of 4/xx/2022. UPB reflected in the latest payment history is in the amount of $xx.

As per comment dated 4/xx/2020, the reason for default is curtailment of income.

As per comment dated 4/xx/2020, the borrower’s income is impacted by covid-19. COVID Affected - Covid Affected came from prior servicer. The servicer provided an FB which ran and were extended several times from 04/xx/2020 to 3/xx/2022.

 As per BPO report xx  the subject property has been occupied by the owner.

As per comment dated 8/xx/2020 damages has been found on subject property, disaster details found on 8/xx/2020. Further details not provided.

No evidence has been found regarding foreclosure.

No evidence has been found regarding bankruptcy.

Updated: No any additional information found in recent collection comments.

CC available from 10/xx/2022 to 07/xx/2024 and missing from 08/xx/2022 to 09/xx/2022.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Notice of Servicing Transfer	Field: B1 Self-Employed? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Changes as per Application. Tape Source: Initial Tape Type:
Field: Current Servicer (Enumerated)   Loan Value: * Other / Not In List *   Tape Value: xx   Variance:    Variance %:    Comment: Changes as per PH.   Tape Source: Initial   Tape Type:
Field: Deferred Balance Amount   Loan Value: Not Applicable   Tape Value: $2249.01   Variance:    Variance %:    Comment: Changes as per documents.   Tape Source: Initial   Tape Type:
Field: Did a Modification Change Note Terms?   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Changes as per documents.   Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: Not Applicable   Tape Value: 11/xx/2021   Variance:    Variance %:    Comment: Changes as per documents.   Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification First Payment Date   Loan Value: Not Applicable   Tape Value: 11/xx/2021   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Original P&I   Loan Value: Not Applicable   Tape Value: $492.50   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Modification Original Rate   Loan Value: Not Applicable   Tape Value: 8.300%   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000001MMM   Tape Value: CCCCCCCCCCCCC122CCCCCCCC   Variance:    Variance %:    Comment: Changes as per PH.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMM100000000000000000000   Tape Value: CCCCCCCC2C1CCCCCCCCCCCCC   Variance:    Variance %:    Comment: Changes as per PH.   Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod Loan Value: Not Applicable Tape Value: $42491.34 Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Subject is NOO. Tape shows loan is UAL High cost. Elevated for client review."	* Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Notice of servicing transfer is missing from loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure at origination is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
35253674	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$1,399.70	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$905.58	7.450%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	48.989%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 5/xx/2022, the subject mortgage was originated xx
According to the updated title report dated 5/xx/2022, the chain of assignment has not been completed. Currently, the assignment is from “xx
No active liens and judgments have been found against the borrower and subject property.
First and second installments of combined taxes for the year of 2021-2022 have been paid in the amount of $699.85 on 12/xx/2021 and $699.85 on 4/xx/2022.
No prior year delinquent taxes have been found.

According to latest payment history as of 5/xx/2022, the borrower is current with the loan and the next due date is 6/xx/2022. The last payment was received on 5/xx/2022 in the amount of $xx which was applied for the due date 5/xx/2022. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $905.58 and the interest rate is 7.450%.	Collections Comments:The loan is currently in the performing and the next due date is 6/xx/2022. The last payment was received on 5/xx/2022 in the amount of $xx which was applied for the due date 5/xx/2022. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $905.58 and the interest rate is 7.450%. The loan has not been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The reason for default is unable to be determined. As per the BPO report dated 3/xx/2022 (xx ), the subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.

Update: No any additional information found in recent collection comments.
CC available from 10/xx/2022 to 07/xx/2024 and missing from 08/xx/2022 to 09/xx/2022.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure HUD-1 Closing Statement Initial Escrow Acct Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: B1 Self-Employed? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value:xx    Tape Value: xx   Variance: -6 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000MMM   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMM000000000000000000000   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value:xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Our CE result is minimal and passes federal & state high cost test. However, tape shows loan is non-UAL High Cost.Elevated for client review."
* HUD-1 Closing Statement missing or unsigned (Lvl 3)     "Final HUD-1 is available in the loan file which is located at xx but, "300 section and 1300 section is not available on it. It seems that the available HUD is incomplete. However all the fees are captured from it and CE has been tested."
* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is available in the loan file but it is not signed by the borrower."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in California. The following state disclosures are missing in the loan file;
1. Impound Account Disclosure
2. Cosigner Notice
3. Private Mortgage Insurance Disclosure
4. Hazard Insurance Disclosure
5. Insurer Recommendation Disclosure
6. Anti-Tying Disclosure
7. Privacy Notice
8. Notice of Right to Copy of Appraisal
9. Application for Credit-Married Persons
10. Fair Debt Collection Notice
11. Civil Union/Domestic Partnership Addendum to Uniform Residential Loan Application"
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
																																																																																								* Settlement date is different from note date (Lvl 2) "As per final HUD-1 the settlement date is 5/xx/2003 which is after the note date 4/xx/2003."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
12567830	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$7,493.60	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,382.98	8.800%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	30.265%	First	Final policy	Not Applicable	Not Applicable	10/xx/2013	$178,186.15	$47,900.00	2.000%	$394.54	10/xx/2013	Financial Hardship	The review of the updated title report dated 05/xx/2022 reflects that the subject mortgage was originated on xx
The chain of the assignment has not been completed. Currently, the mortgage assignment is with xx
No active liens and judgments have been found against the borrower and the property.
No prior year’s delinquent taxes have been found.
According to a review of the payment history as of 5/xx/2022, the loan is currently performing and the next due date for the regular payment is 6/xx/2022. The last payment was received on 5/xx/2022 total in the amount of PITI $xx which includes P&I $394.54 with the rate of interest 2.000%, which was applied for the due date of 5/xx/2022. The UPB reflected in the latest payment history is in the amount of $xx.	Collections Comments:According to the review of the servicing comments, the current status of loan is performing. The next due date for the regular payment is 6/xx/2022. The UPB reflected in the latest payment history is in the amount of $xx.
No comments have been found regarding reason for default.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	According to the modification, the loan was modified on 10/xx/2013. The new modified principal balance as per modification is in the amount of $xx with interest rate starting at 2.000% and the borrower promises to pay P&I in the amount of $394.54 beginning from 10/xx/2013. The maturity date as per modification is 3/xx/2034. This loan was modified once.
The deferred balance amount is $xx and interest bearing amount is $xx.
Affiliated Business Disclosure Initial Escrow Acct Disclosure Initial Escrow Acct Disclosure Missing Required State Disclosures	Field: B1 Self-Employed? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value:xx  Tape Value: xx    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: Summers   Tape Value:xx    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx    Tape Value: xx    Variance: -0.001%   Variance %: -0.00100%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx    Tape Value: xx    Variance: -0.001%   Variance %: -0.00100%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000MMM   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMM000000000000000000000   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: xx    Tape Value:xx 5   Variance: $47900.00   Variance %: 36.76522%   Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Type:	3: Curable	* Compliance Testing (Lvl 3) "Our CE result is minimal and passes federal & state high cost test. However, tape shows loan is UAL High Cost. Elevated for client review."	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan document."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow acct. disclosure is missing from the loan file."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in New York. The following state disclosures are missing in the loan file;
1) NY Consumer Credit Disclosure / Fair Credit Reporting Notice. NY Interest Rate Disclosure.
2) NY Hazard Insurance Disclosure.
3) Tax Escrow Account Designation.
4) Mortgage Bankers and Exempt Organizations Preapplication.
5) Co-Signer Notice Requirements.
6) Default Warning Notice.
7) New York Real Property Escrow Account Disclosure.
8) Commitment Disclosure."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan documents."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
82219896	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	No	Not Applicable	First	$0.00	$2,227.38	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$762.43	6.550%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	First	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 05/xx/2022, the subject mortgage was originated on xx

The chain of assignment is completed as the subject mortgage is currently assigned to the lender xx

There is an active junior mortgage available in the updated title report in the amount of xx

There is a child support lien available against the borrower in favor of xx and it was recorded on xx . However, amount is not available on lien document.

There is active state tax lien available against the borrower in the amount of xx. However, the debtor’s SSN# and property address do not match with the subject borrower’s SSN# and property address respectively.

There is a credit card judgment available against the borrower in the amount of xx

There is a credit card judgment available against the borrower in the amount of $xx in favor of “xx which was recorded on 07/xx/2018.

The combined taxes for 2021/2022 have been paid in the total amount of $xx on different dates.
As per the review of payment history as of 05/xx/2022, the borrower is current with loan and next due date is 06/xx/2022. The last payment was received on 05/xx/2022 in the amount of $1000.96 which was applied for the due date of 05/xx/2022. The current P&I is $762.43 and UPB is $xx.	Collections Comments:As per the review of payment history as of 05/xx/2022, the borrower is current with loan and next due date is 06/xx/2022. The last payment was received on 05/xx/2022 in the amount of $1000.96 which was applied for the due date of 05/xx/2022. The current P&I is $762.43 and UPB is $xx.
No evidence found regarding foreclosure proceedings in comments.
According to the PACER, the borrower xx. Later, the debtor was discharged on 1/xx/2012 and case was terminated on 1/xx/2012.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:According to the PACER, the borrower xx	Not Applicable	Affiliated Business Disclosure HUD-1 Closing Statement Notice of Servicing Transfer	Field: B1 Self-Employed? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: xx  Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000MMM   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMM000000000000000000000   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ComplianceEase Risk Indicator is "Significant" (Lvl 4) "CE is significant due to failure of CA Covered Loan Points and Fees Threshold Test.
Borrower Charged $7307.00 Allowed $6753.72 Overcharge +$553.28.
This test includes following points and fees
Loan Origination Fee $xx
Processing Fee $450.00
Underwriting Fee $595.00
Administration Fee $255.00
Flood Determination - Life of Loan Fee $12.00
Tax Related Service Fee $70.00
Funding Fee $50.00
Settlement / Closing / Escrow Fee $875.0"
* ComplianceEase State/Local Predatory Test Failed (Lvl 4)     "This loan failed the predatory lending guidance test due to failure of below tests.
CA Covered Loan Points and Fees Threshold Test
CA Covered Loan Financing of Points and Fees Test"	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "Available copy of HUD-1 is incomplete. Fees only till Sec 1100 is visible."	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the per diem interest amount test. (CA Bus. Prof. Code §2948.5)
The per diem interest amount charged on the loan ($130.98) exceeds the per diem interest charge or credit threshold ($86.12)."
* ComplianceEase TILA Test Failed (Lvl 2)     "This loan failed the TILA finance charge test.( 12 CFR §1026.38(o)(2) )
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from the loan files."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business document is missing from the loan files."
																																																																																								* ROR Transaction date not consistent with Note and/or HUD (Lvl 2) "ROR transaction date is not consistent with note and HUD."	* Settlement date is different from note date (Lvl 1) "Settlement date is different from note date."	Significant	Pass	Fail	No Result	Fail	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
20499109	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,760.76	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$489.06	8.475%	360	xx	xx	Conventional	ARM	Refinance	xx	xx	Reduced	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Commitment	Not Applicable	Not Applicable	05/xx/2013	$68,985.35	Not Applicable	2.741%	$357.22	05/xx/2013	Financial Hardship	The review of the updated title report dated 05/xx/2022 reflects that the subject mortgage was originated on xx
No chain of assignment has been found. Currently, the mortgage assignment is with xx However, this should be with xx
No active liens and judgments have been found against the borrower and the property.
No prior year’s delinquent taxes have been found.
According to a review of the payment history as of 4/xx/2022, the loan is currently performing and the next due date for the regular payment is 5/xx/2022. The last payment was received on 4/xx/2022 total in the amount of PITI $503.95 which includes P&I $357.22 with the rate of interest 2.741%, which was applied for the due date of 4/xx/2022. The UPB reflected in the latest payment history is in the amount of $xx.	Collections Comments:According to the review of the servicing comments, the current status of loan is performing. The next due date for the regular payment is 5/xx/2022. The UPB reflected in the latest payment history is in the amount of $xx.
No comments have been found regarding reason for default.
As per the servicing comments, the subject property has been occupied by the owner and is in average condition. No details have been found regarding damage.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	According to the modification, the loan was modified on 5/xx/2013. The new modified principal balance as per modification is in the amount of $xx with interest rate starting at 2.741% and the borrower promises to pay P&I in the amount of $357.22 beginning from 5/xx/2013. The maturity date as per modification is 7/xx/2034. This loan was modified once.	Affiliated Business Disclosure Loan Program Info Disclosure Notice of Servicing Transfer Right of Rescission	Field: B1 Self-Employed? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: B1- Self Employed is No however Not applicable. Tape Source: Initial Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment: Loan amortization type is ARM however is Fixed.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000012010101MMM   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: Payment history string CCCCCCCCCCCCCCCCCCCCCCCCCCC however is 0102000000000000000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMM101010210000000000000   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment: Payment history string reversed is CCCCCCCCCCCCCCCCCCCCCCCCCC however is 00000000000000000000000021010.   Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value: xx    Tape Value: xx    Variance:    Variance %:    Comment: Property address sxx Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Cash Out - Other Tape Value: No Cash-Out Variance: Variance %: Comment: Purpose of refinance per application is No cash-out Cash-out other. Tape Source: Initial Tape Type:	2: Acceptable with Warnings	* ComplianceEase Risk Indicator is "Significant" (Lvl 2) "CE is Significant due to failure of TX Constitution A6 Required Fees Test.
Borrower Charged $5656.00 Allowed $1912.50 Variance $3743.50
TX Constitution A6 Required Fees Test Inclusion
Loan Discount Fee $xx
Appraisal Fee $162.50
Title Insurance $651.00
Sub-Escrow Fee $195.00
Funding, Wire, or Disbursement Fee $60.00
Recording Fee $80.00
Tax Search $45.00

Per statute, the 4 year SOL has expired and the subject finding is downgraded to LVL2."
* ComplianceEase State/Local Predatory Test Failed (Lvl 2)     "CE failed due to failure of TX Constitution A6 Required Fees Test.
Borrower Charged $5656.00 Allowed $1912.50 Variance $3743.50

Per statute, the 4 year SOL has expired and the subject finding is downgraded to LVL2."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file"
* Operative index value is unable to confirm (Lvl 2)     "Operative index value is unable to be confirmed from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from the loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of rescission is missing from the loan file."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
63085420	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$4,250.04	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	Unavailable	6.950%	Unavailable	xx	xx	Conventional	Fixed	Cash Out	xx	xx	No Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	08/xx/2017	$99,976.62	Not Applicable	3.500%	$574.88	09/xx/2017	Financial Hardship	Updated title report dated 05/xx/2022 shows that the subject mortgage was originated on xx
The chain of assignment has not been completed as currently the assignment is with “xx
Active Judgments and Liens;
1) One UUC line found pending against the borrower recorded on 0xx
Property Tax Status;
1) Annual combined taxes for 2021 have been paid in the amount of $xx on 12/xx/2021.	Review of payment history as of 04/xx/2022 shows that the borrower is current with the loan. The next due date is 05/xx/2022. The last payment was received on 04/xx/2022 in the total amount of $xx for the due date of 04/xx/2022. The unpaid principal balance is in the amount of $xx. The current interest rate is 3.500% with P&I in the amount of $574.88.	Collections Comments:The current status of loan is performing.
Payment history shows that the borrower is current with the loan. The next due date is 05/xx/2022. The last payment was received on 04/xx/2022 in the total amount of $xx for the due date of 04/xx/2022. The unpaid principal balance is in the amount of $xx. The current interest rate is 3.500% with P&I in the amount of $574.88.
As per the modification agreement dated 8/xx/2010 between borrower and lender on the effective date of 08/xx/2017.
The new unpaid principal balance is in the amount of $xx. The borrower promises to pay the P&I in the amount of $574.88 with interest rate of 3.500% beginning with the first payment date of 09/xx/2017 till the maturity date of 05/xx/2034.
The modification agreement shows that borrower will pay the amount of $xx on the maturity date of 05/xx/2034.
The foreclosure was not initiated in the loan.
Borrower has not filed bankruptcy yet.
Subject property is occupied by the owner. No visible damages or repairs have been observed on the subject property.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	As per the modification agreement dated 8/xx/2010 between borrower and lender on the effective date of 08/xx/2017.
The new unpaid principal balance is in the amount of $xx. The borrower promises to pay the P&I in the amount of $574.88 with interest rate of 3.500% beginning with the first payment date of 09/xx/2017 till the maturity date of 05/xx/2034.
The modification agreement shows that borrower will pay the amount of $xx on the maturity date of 05/xx/2034.	Affiliated Business Disclosure Credit Application Final Truth in Lending Discl. HUD-1 Closing Statement Note Notice of Servicing Transfer Origination Appraisal Right of Rescission	Field: B1 Self-Employed? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Doc Date of Last Modification   Loan Value: 8/xx/2017   Tape Value: 9/xx/2017   Variance: -31 (Days)   Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: First Payment Date   Loan Value: Unavailable   Tape Value: xx    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Documentation Type   Loan Value: No Documentation   Tape Value: Reduced   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Original Maturity Term Months   Loan Value: Unavailable   Tape Value: 360   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx    Tape Value:xx    Variance: -0.002%   Variance %: -0.00200%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: Unavailable   Tape Value:xx    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 67.568%   Tape Value: 67.570%   Variance: -0.002%   Variance %: -0.00200%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Stated P&I   Loan Value: Unavailable   Tape Value: $827.44   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000001MMM   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: MMM100000000000000000000 Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Compliance Testing (Lvl 4) "HUD-1 is missing. Tape shows loan is Non-UAL High cost. Elevated for client review."	* HUD-1 Closing Statement missing or unsigned (Lvl 3) "The Final HUD-1 is missing from the loan file. Estimated HUD-1 or itemization of points and fees are also not available in the loan file."
* Note is missing or unexecuted (Lvl 3) "Note is missing from loan documents, however as per the modification agreement located at "xx", loan was modified on 08/xx/2017."	* Application Missing (Lvl 2) "Final 1003 is missing from loan documents."
* Final TIL Missing or Not Executed (Lvl 2)     "Final TIL is missing from the loan file."
* Missing Appraisal (Lvl 2)     "An appraisal report is missing from the loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "ROR is missing from the loan file."										Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
47286990	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Yes	No	Not Applicable	First	$0.00	$1,742.37	05/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$656.68	9.050%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	Unavailable	First	Short Form Policy	Not Applicable	Not Applicable	05/xx/2018	$74,564.18	Not Applicable	4.000%	$311.63	05/xx/2018	Financial Hardship	As per review of updated title report dated 05/xx/2022, subject mortgage was originated on xx
The chain of assignment is complete as the current assignment is with “xx
No active liens and judgments have been found.
Combined annual taxes of 2021 have been paid in the amount of $xx on 10/xx/2021.
No prior year’s delinquent taxes have been found.	As per the review of payment history as of 05/xx/2022, the borrower is current with the loan. The last payment was received in the monthly P&I amount of $311.63 with the interest rate of 4.00%, which was applied for due date of 05/xx/2022. The next due date of payment is 06/xx/2022. The current unpaid principal balance according to payment history is in the amount of $xx.	Collections Comments:The loan is currently performing. As per the review of payment history as of 05/xx/2022, the borrower is current with the loan. The last payment was received in the monthly P&I amount of $311.63 with the interest rate of 4.00%, which was applied for due date of 05/xx/2022. The next due date of payment is 06/xx/2022. The current unpaid principal balance according to payment history is in the amount of $xx.
The reason for default of the borrower is not available in the latest servicing comments. No foreclosure activity has been found. No evidence of post-closing BK has been found. The BPO report dated 03/xx/2022 located at (xx  shows the property is owner-occupied. Same BPO report shows that the subject property is in average condition. No comment pertaining to the damage or repair on the subject property has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	This modification agreement was made between the borrower and the lender on 05/xx/2018. As per the modified terms, the new principal balance is in the amount of $xx. The interest bearing principal balance is $xx. The borrower has promised to pay the monthly P&I amount of $311.63 with a modified interest rate 4.00%, which was started on 05/xx/2018 and new maturity date is 07/xx/2033. The balloon payment is $xx.	Affiliated Business Disclosure
Credit Application
Document Showing a Index Numerical Value
Initial Escrow Acct Disclosure
Loan Program Info Disclosure
Missing Required State Disclosures
Notice of Servicing Transfer	Field: B1 Self-Employed? Loan Value: Unavailable Tape Value: No |---| |----| Comment: Not Applicable. Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment: Balloon evidence found.   Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original Note Doc Date   Loan Value: xx    Tape Value: 4/xx/2003   Variance: -5 (Days)   Variance %:    Comment: Per Note document loan was originated on 04/xx/2003.   Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000MMM   Tape Value: 2221111CCC11CCCCCCCCCCCC   Variance:    Variance %:    Comment: As per PH review, string is 000000000000000000000000.   Tape Source: Initial   Tape Type:
Field: Payment History String Reversed Loan Value: MMM000000000000000000000 Tape Value: CCCCCCCCCCCC11CCC1121222 Variance: Variance %: Comment: As per PH review, string reversed is 000000000000000000000000. Tape Source: Initial Tape Type:	4: Unacceptable	* ComplianceEase State/Local Predatory Test Failed (Lvl 4) "GAFLA 3/2003 High Cost Home Loan Points and Fees Threshold Test: FAIL Charged $xx Allowed $xx; Over By +$361.19
This loan has terms that exceed the high-cost home loan points and fees threshold. (GA SB 53 7-6A-2(7),(17)(B))
The total points and fees payable in connection with the loan, excluding not more than two bona fide discount points, exceed: 5 percent of the total loan amount if the total loan amount is $xx or more. The lesser of 8 percent of the total loan amount or $xx if the total loan amount is less than $xx.
Fees Included :
Mortgage Broker Fee (Direct) $xx
Application Fee $500.00
Processing Fee $500.00
Underwriting Fee $515.00
Flood Determination - Life of Loan Fee $12.00
Tax Related Service Fee $70.00
Wire Transfer Fee $50.00
GA Res. Mortgage Fee $6.50
Settlement / Closing / Escrow Fee $250.00
Attorney's Fee $300.00
Title Courier Fee $60.00
Funding, Wire, or Disbursement Fee $20.00

GAFLA 3/2003 High Cost Home Loan DTI Presumption Test: FAIL
This loan failed the high-cost home loan DTI presumption test due to one of the following findings: (GA HB 1361 7-6A-5(8))
The borrower's total monthly debts exceed 50% of the borrower's monthly gross income; or The debt-to-income ratio of the borrower was not provided. A creditor shall not make a high-cost home loan unless a reasonable creditor would believe that the borrower will be able to make scheduled payments."	* Application Missing (Lvl 2) "Final application is missing from the loan documents."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan documents."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan documents"
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in xx. However, the disclosure of additional fees is missing from the loan documents."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer document is missing from loan documents."
* Operative Index Numerical Value Unavailable based on lender docs (Lvl 2)     "Operative index value is unable to be confirmed from supportive documents available in the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business discloser is missing from loan documents"		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
98526564	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	No	Not Applicable	First	$0.00	$841.98	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$704.82	8.700%	360	xx	xx	Conventional	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	42.821%	First	Short Form Policy	Not Applicable	Not Applicable	11/xx/2016	$77,225.93	$19,600.00	2.000%	$174.51	11/xx/2016	Financial Hardship	According to the updated title report dated 5/xx/2022, the subject mortgage was originated on xx
According to the updated title report dated 5/xx/2022, the chain of assignment has not been completed. Currently, the assignment is from “xx . The assignment is missing to xx.
There are 2 junior mortgages, first was originated on xx
No prior year delinquent taxes have been found.
According to latest payment history as of 5/xx/2022, the borrower is current with the loan and the next due date is 5/xx/2022. The last payment was received on 4/xx/2022 in the amount of $341.06 which was applied for the due date 4/xx/2022. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $174.51 and the interest rate is 2.000%.

Collections Comments:The loan is currently in the performing and the next due date is 5/xx/2022. The last payment was received on 4/xx/2022 in the amount of $341.06 which was applied for the due date 4/xx/2022. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $174.51 and the interest rate is 2.000%. The loan has been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The reason for default is unable to be determined. As per the BPO report dated 3/xx/2022xx , the subject property is owner occupied. No comment pertaining to the damage on the subject property has been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made on 11/xx/2016 between the borrowers “xx ”. As per the modified terms, the new principal balance is $xx with the deferred principal balance is $xx and the interest bearing principal balance is $xx. The balloon payment is $xx. The borrower has promised to pay the amount of $174.51 with the interest rate of 2.000% beginning on 11/xx/2016 till maturity date of 7/xx/2033.	Affiliated Business Disclosure Appraisal (Incomplete) Initial Escrow Acct Disclosure Loan Program Info Disclosure Missing Required State Disclosures Notice of Servicing Transfer	Field: B1 Self-Employed? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 010000000000000000001MMM   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMM100000000000000000010   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: xx    Tape Value: $xx   Variance: $xx   Variance %: 34.01246%   Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street   Loan Value:xx    Tape Value:xx Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application   Loan Value: Not Applicable   Tape Value: No Cash-Out   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose Per Application Loan Value: Purchase Tape Value: Refinance Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ComplianceEase Risk Indicator is "Significant" (Lvl 4) "The CE risk indicator is Significant as the loan is failing GAFLA 3/2003 High Cost Home Loan Points and Fees Threshold Test. Total fees charged is $4458.00 and allowed is $4276.50, however it is over charged by $181.50.
Affirmative claims can be made within 5 years of the closing and that the Note date is 05/xx/2003. SOL has been expired."
* ComplianceEase State/Local Predatory Test Failed (Lvl 4)     "The CE risk indicator is Significant as the loan is failing GAFLA 3/2003 High Cost Home Loan Points and Fees Threshold Test. Total fees charged is $4458.00 and allowed is $4276.50, however it is over charged by $181.50.
Affirmative claims can be made within 5 years of the closing and that the Note date is 05/xx/2003. SOL has been expired.
Fees Included-
Mortgage Broker Fee (Direct) $xx
Processing Fee $50.00
Underwriting Fee $515.00
Administration Fee $575.00
Tax Related Service Fee $70.00
Attorney's Fee $450.00
Title Courier Fee $40.00
Funding, Wire, or Disbursement Fee $50.00
Recording Service Fee $8.00"	* Appraisal incomplete (missing map, layout, pages, etc) (Lvl 3) "Appraisal is 'Subject to' completion. Required 1004D is missing in the loan file."	* ComplianceEase TILA Test Failed (Lvl 2) "This loan failed the TILA finance charge test.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100.
The loan data is $xx and comparison data is $xx; hence, the variance is -$188.50.

This loan failed the TILA foreclosure rescission finance charge test.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $35.
The loan data is $xx and comparison data is $xx; hence, the variance is -$188.50."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial escrow account disclosure is missing from the loan document."
* Loan program disclosure missing or unexecuted (Lvl 2)     "The amortization type is ARM. Loan program disclosure is missing from the loan documents."
* Missing Required State Disclosures (Lvl 2)     "The subject property is located in Georgia. The following state disclosures are missing in the loan file;
1. Waiver of Borrowers Rights and Closing Attorney Affidavit (not required by law but provided as a matter of custom)
2. Disclosure of Additional Fees."
* Note has LIBOR Index with Replacement Clause (Lvl 2)     "Note states, if the index is no longer available, the Note holder will choose a new index that is based upon comparable information.  The Note holder will give notice of this choice."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan documents."
* Operative index value is unable to confirm (Lvl 2)     "Unable to determine operative index value from available loan document."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan documents."		Significant	Pass	Fail	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
15369465	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,314.06	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$789.15	9.990%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	33.019%	First	Final policy	Not Applicable	Not Applicable	03/xx/2019	$99,610.42	$49,805.21	2.000%	$177.03	04/xx/2019	Financial Hardship	According to the updated title report dated 5/xx/2022, the subject mortgage was originated on xx
According to the updated title report dated 5/xx/2022, no assignments have been found. Currently, the assignment is with the original lender “xx
No active liens and judgments have been found against the borrower and subject property.
First installments of county taxes for the year of 2021 have been paid in the amount of $xx on 2/xx/2022.
First and second installments of county taxes for the year of 2020 have been paid in the amount of $xx on 2/xx/2021 and $xx on 9/xx/2021.
No prior year delinquent taxes have been found.
According to latest payment history as of 5/xx/2022, the borrower is current with the loan and the next due date is 5/xx/2022. The last payment was received on 4/xx/2022 in the amount of $558.07 which was applied for the due date 4/xx/2022. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $177.03 and the interest rate is 2.000%.	Collections Comments:The loan is currently in the performing and the next due date is 5/xx/2022. The last payment was received on 4/xx/2022 in the amount of $558.07 which was applied for the due date 4/xx/2022. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $177.03 and the interest rate is 2.000%. The loan has been modified. The foreclosure was not initiated. The borrower did not file bankruptcy. The subject property occupancy and the reason for default are unable to be determined. No comment pertaining to the damage on the subject property has been observed.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	The modification agreement was made on 3/xx/2019 between the borrowers “xx ”. As per the modified terms, the new principal balance is $xx with the deferred principal balance is $xx and the interest bearing principal balance is $xx. The balloon payment is $xx. The borrower has promised to pay the amount of $177.03 with the interest rate of 2.000% beginning on 4/xx/2019 till maturity date of 8/xx/2031.	Affiliated Business Disclosure Notice of Servicing Transfer	Field: Doc Date of Last Modification Loan Value: 3/xx/2019 Tape Value: 4/xx/2019 |---| -19 (Days) |----| Comment: Tape Source: Initial Tape Type:
Field: Escrow Account Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000MMM   Tape Value: CCCCCCCCC1CCCCCCCCCC11CC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMM000000000000000000000   Tape Value: CC11CCCCCCCCCC1CCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Property Address Street Loan Value: xx Tape Value: xx Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ComplianceEase Risk Indicator is "Significant" (Lvl 4) "CE Risk Indicator is Significant as the loan is failing IL OBRE High Risk Home Loan Points and Fees Threshold Test, IL xx Threshold Loan Points and Fees Test & IL xx Predatory Lending Ordinance."
* ComplianceEase State/Local Predatory Test Failed (Lvl 4)     "CE Risk Indicator is Significant as the loan is failing IL OBRE High Risk Home Loan Points and Fees Threshold Test, IL xx Threshold Loan Points and Fees Test & IL xx Predatory Lending Ordinance. Total fees charged is $4320.00 and allowed is $4282.77, however it is over charged by $37.23.
Fees included-
Loan Origination Fee $900.00
Loan Discount Fee $xx
Processing Fee $600.00
Underwriting Fee $795.00
Settlement / Closing / Escrow Fee $205.00
Attorney's Fee $150.00
Title Courier Fee $20.00"	* ComplianceEase State Regulations Test Failed (Lvl 2) "This loan failed the prepayment term test.
The loan has a prepayment term that does not conform to the requirements for the lender's license type in the state where the property is located.
The loan data is 24Months and comparison data is 0Months; hence, the variance is 24Months."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of service transfer disclosure is missing from the loan file."
																																																																																								* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Significant	Pass	Pass	No Result	Fail	Fail	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
8689538	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$457.46	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	Yes	xx	Not Applicable	$661.31	10.550%	360	xx	xx	Conventional	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Unavailable	Not Applicable	Not Applicable	12/xx/2013	$71,985.70	$5,746.69	6.275%	$482.13	12/xx/2013	Financial Hardship	According to the updated title report dated 5/xx/2022, the subject mortgage was originated on xx
According to the updated title report dated 5/xx/2022, no assignments have been found. Currently, the assignment is with the original lender “xx
There is a junior mortgage was originated on xx
No active liens and judgments have been found against the borrower and subject property.
First installments of county taxes for the year of 2021 have been paid in the amount of $457.46 on 2/xx/2022.
First and second installments of county taxes for the year of 2020 have been paid in the amount of $426.24 on 2/xx/2021 and $405.50 on 9/xx/2021.
No prior year delinquent taxes have been found.
According to latest payment history as of 5/xx/2022, the borrower is current with the loan and the next due date is 6/xx/2022. The last payment was received on 5/xx/2022 in the amount of $788.73 which was applied for the due date 5/xx/2022. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $482.13 and the interest rate is 6.275%.	Collections Comments:The loan is currently in the performing and the next due date is 6/xx/2022. The last payment was received on 5/xx/2022 in the amount of $788.73 which was applied for the due date 5/xx/2022. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $482.13 and the interest rate is 6.275%. The loan has been modified. The foreclosure was not initiated. The borrower xx had bankruptcy under chapter 7 with the xx on xx .. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. Therefore, the unsecured portion is $xx. The reaffirmation was filed on xx . The debtor was discharged onxx and the case was terminated on 5/xx/2018. The subject property occupancy and the reason for default are unable to be determined. No comment pertaining to the damage on the subject property has been observed.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The borrower xx .. The schedule D of Voluntary Petition shows that the amount of claim without deducting the value of the collateral is $xx and the value of the collateral is $xx. Therefore, the unsecured portion is $xx. The reaffirmation was filed on xx The debtor was discharged on 5/xx/2018 and the case was terminated on 5/xx/2018.	The modification agreement was made on 12/xx/2013 between the borrowers “xx As per the modified terms, the new principal balance is $xx with the deferred principal balance is $xx and the interest bearing principal balance is $xx. The 100% of the deferred principal balance is eligible for forgiveness in equal installments over 3 years. The borrower has promised to pay the amount of $482.13 with the interest rate of 6.275% beginning on xx till maturity date of 2/xx/2034. The balloon payment due on 2/xx/2034.

Affiliated Business Disclosure Credit Application Notice of Servicing Transfer Right of Rescission	Field: B1 Self-Employed? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 0000000000000000000000MM   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MM0000000000000000000000   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Principal Balance Stated in Mod   Loan Value: xx   Tape Value: $66239.01   Variance: $5746.69   Variance %: 8.67568%   Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Change in Rate/Term Tape Value: No Cash-Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable	* Compliance Testing (Lvl 3) "Our CE result is minimal and passes federal & state high cost test. However, tape shows loan is UAL High Cost. Elevated for client review."	* Application Missing (Lvl 2) "Final application document is missing from this loan file."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Servicing transfer document is missing from this loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business form document is missing from this loan file."
																																																																																								* Right of Rescission missing or unexecuted (Lvl 2) "Right of rescission document is missing from this loan file."		Minimal	Pass	Pass	No Result	Pass	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
94576335	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$700.70	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$891.84	7.875%	360	xx	xx	Conventional	Fixed	Cash Out	xx	xx	Full Documentation	No	Unavailable	Unavailable	Unavailable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Review of updated title report dated 5/xx/2022 shows subject mortgage was originated on xx
The chain of assignment is incomplete. The loan is currently assigned with xx

No active judgments or liens have been found.

Annual combined taxes of 2021 have been paid off in the amount of $700.70 on 10/xx/2021.

As per updated title report, no prior year taxes are delinquent.	The review of updated payment history as of 4/xx/2022, the borrower is current with the loan and the next due date of payment is 6/xx/2022. The last payment was received in the amount of $xx which was applied for 5/xx/2022. The current P&I is $891.84 with an interest rate of 7.875%. The UPB as of the date is mentioned in the updated payment history is in the amount of $xx.	Collections Comments:The review of the collection comment shows that the loan is in performing.

The review of updated payment history as of 4/xx/2022, the borrower is current with the loan and the next due date of payment is 6/xx/2022. The last payment was received in the amount of $xx which was applied for 5/xx/2022. The current P&I is $891.84 with an interest rate of 7.875%. The UPB as of the date is mentioned in the updated payment history is in the amount of $xx.
No foreclosure activity has been found.
No pertaining bankruptcy-related details have been found
The property is owner occupied and is in average condition. Information regarding the damage and repair is not available in the latest servicing comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Initial Escrow Acct Disclosure Mortgage Insurance	Field: Mod Step Indicator Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ComplianceEase State/Local Predatory Test Failed (Lvl 4) "GAFLA 3/2003 High Cost Home Loan Points and Fees Threshold Test: FAIL Charged $xx Allowed $xx; Over By +$80.96.
This loan has terms that exceed the high-cost home loan points and fees threshold. (GA SB 53 7-6A-2(7),(17)(B))
The total points and fees payable in connection with the loan, excluding not more than two bona fide discount points, exceed: 5 percent of the total loan amount if the total loan amount is $xx or more. The lesser of 8 percent of the total loan amount or $xx if the total loan amount is less than $xx.
Fees Included :
Loan Origination Fee $xx
Loan Discount Fee $768.75
Yield Spread Premium (Indirect / POC) $768.75
Processing Fee $550.00
Underwriting Fee $695.00
Administration Fee $300.00
Flood Determination - Life of Loan Fee $19.05
Tax Related Service Fee $73.00
Settlement / Closing / Escrow Fee $425.00
Title Courier Fee $35.00
Recording Service Fee $25.00"	* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2) "Initial escrow account disclosure is missing from the loan file."
																																																																																								* MI, FHA or MIC missing and required (Lvl 2) "MI certificate is missing from the loan file."		Significant	Pass	Pass	No Result	Fail	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
425151	xx	xx	xx	xx	561-2514	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	xx	Yes	Yes	Not Applicable	First	$0.00	$1,833.40	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Chapter 7	xx	Not Applicable	No	xx	Not Applicable	$492.48	6.700%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	No	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	No	No	Unavailable	First	Final policy	Not Applicable	$19,080.00	05/xx/2015	$73,955.71	Not Applicable	3.375%	$280.98	05/xx/2015	Financial Hardship	According to the updated title report dated 05/xx/2022, the subject mortgage was originated on xx The chain of assignment has been completed. Currently, the assignment is with xx There is one hospital lien open against the borrower in the amount of $0.00 in favor of “xx and it was recorded on xx There is a piggyback mortgage open against the subject property in favor of xx 1st combined taxes of 2021 have been paid in the amount of $916.71 on 11/xx/2021. 2nd combined taxes of 2021 have been paid in the amount of $ 916.69 on 5/xx/2022. No prior year delinquent taxes have been found.	According to payment history as of 5/xx/2022, the borrower is current in payment and the next due date for payment is 2/xx/2022. The last payment was received on 4/xx/2022 in the amount of $579.06 which was applied for due date 5/xx/2022. The current P&I is in the amount of $280.98 and current PITI is in the amount of $579.06 with an interest rate of 3.375%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the loan is in performing.

According to payment history as of 5/xx/2022, the borrower is current in payment and the next due date for payment is 2/xx/2022. The last payment was received on 4/xx/2022 in the amount of $579.06 which was applied for due date 5/xx/2022. The current P&I is in the amount of $280.98 and current PITI is in the amount of $579.06 with an interest rate of 3.375%. The current UPB reflected as per the payment history is in the amount of $xx.

The reason for default is unable to be determined.

As per BPO report (xx ), the subject property is owner occupied

No foreclosure activity has been found. No further information has been found.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:The debtor xx  had filed Bankruptcy under chapter-7 onxx  with thexx

The Schedule-D in Voluntary petition shows that the unsecured amount $0 out of secured claim in the amount of $The Schedule-D in Voluntary petition shows that the unsecured amount $xx out of secured claim in the amount of $xxand the value of collateral is xx
This plan was discharged on 10/xx/2007.	The modification agreement was made between the lender and borrower on 5/xx/2015. As per the modified term, the new principal balance is $xx. The borrower promises to pay $280.98 monthly with a modified interest rate of 3.375% beginning from 5/xx/2015 with a maturity date of 11/xx/2033. The modification have a balloon provision. The loan has been modified once since origination.	Affiliated Business Disclosure Notice of Servicing Transfer	Field: B1 Self-Employed? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Balloon Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Bankruptcy (Post-Loan Origination)?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower #2 Middle Name   Loan Value:xx  Tape Value:xx    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx    Tape Value:xx    Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Loan Amortization Type   Loan Value: Fixed   Tape Value: ARM   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx    Tape Value: xx %   Variance: 20.000%   Variance %: 20.00000%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000011010011010100000M   Tape Value: CCC1CCC1CCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: M00000101011001011000000   Tape Value: CCCCCCCCCCCCCCCC1CCC1CCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Home improvement Tape Value: Cash Out - Other Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* ComplianceEase HOEPA Test Failed (Lvl 4) "1. The CE risk indicator is Critical as the loan is failing HOEPA High Cost Mortgage Points and Fees Threshold Test. Total fees charged is $xx and allowed is $xx, however it is over charged by +$0.18.
Fees Included-
Mortgage Broker Fee (Direct) $xx
Application Fee $500.00
Processing Fee $500.00
Underwriting Fee $595.00
Flood Determination - Life of Loan Fee $12.00
Tax Related Service Fee $70.00
Funding Fee $50.00
Settlement / Closing / Escrow Fee $495.00
Sub-Escrow Fee $50.00
Title Courier Fee $165.00
Funding, Wire, or Disbursement Fee $50.00

2. This loan failed the timing of disclosure test due to one of the following findings: ( 12 CFR §1026.31(c) , transferred from
12 CFR §226.31(c) as enacted in 1995 ) ( 12 CFR §1026.32 , transferred from 12 CFR §226.32 as enacted in 1995 )
The Sec. 32 (HOEPA) Disclosure Date indicates the creditor did not furnish the disclosure required by 12 CFR §226.32 at least three business days prior to the consummation of the high cost mortgage; or
The Sec. 32 (HOEPA) Disclosure Date was not provided."	* Not all borrowers signed HUD (Lvl 3) "Final HUD-1 is available in the loan file but it is not signed by the borrower."	* ComplianceEase Exceptions Test Failed (Lvl 2) "This loan failed the Montana license validation test. (MT HB 69, MCA §32-10-101)
The Montana Residential Mortgage Lender Licensing Act requires non-exempt mortgage lenders engaged in the business of making residential loans to be licensed under the Act by October 2, 2008. After this date, lenders are no longer allowed to make loans as an unlicensed lender, or under the Montana Consumer Loan Act or its corresponding Exemption Letter.
The Montana Residential Mortgage Lender License and its corresponding Exemption Letter (Residential Mortgage Lender Act)
are not available for loans with a closing date before October 1, 2008."
* ComplianceEase TILA Test Failed (Lvl 2)     "ComplianceEase TILA test failed due to following reasons:
1. TILA Finance Charge Test shows loan data is $xx, comparison data is $xx and variance is -$xx.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate because it is understated by more than $100.

2. TILA Foreclosure Rescission Finance Charge Test shows loan data is $xx, comparison data is $xx and variance is -$xx.
The finance charge is $xx. The disclosed finance charge of $xx is not considered accurate for purposes of rescission because it is understated by more than $35.

3. TILA APR Test shows loan data is 7.356%, comparison data is 7.521% and variance is -0.165%.
The annual percentage rate (APR) is 7.521%. The disclosed APR of 7.356% is not considered accurate because it is more than
1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Notice of Servicing Transfer missing or unexecuted (Lvl 2)     "Notice of servicing transfer disclosure is missing from the loan file."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated business disclosure is missing from loan file."
* ROR Transaction date not consistent with Note and/or HUD (Lvl 2)     "As per ROR the transaction date is 7/xx/2003 which is after the note date 7/xx/2003."
																																																																																								* Settlement date is different from note date (Lvl 2) "As per final HUD-1 the settlement date is xx which is after the note date xx		Critical	Fail	Fail	No Result	Not Covered	Pass	Fail		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$90.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:
99179026	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,464.64	07/xx/2024	Unavailable	No	Unavailable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$879.19	8.875%	360	xx	xx	Conventional	ARM	Refinance	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Not Applicable	Not Applicable	Not Applicable	Unavailable	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 5/xx/2022, the subject mortgage was originated on xx According to the updated title report dated 5/xx/2022, the chain of assignment has not been completed. Currently, the assignment is from xx The assignment is missing to xx. No active liens and judgments have been found against the borrower and subject property. Combined annual taxes for the year of 2021 have been paid in the amount of $895.82 on 9/xx/2021. City annual taxes for the year of 2021 have been paid in the amount of $568.82 on 9/xx/2021. No prior year delinquent taxes have been found.	According to latest payment history as of 5/xx/2022, the borrower is current with the loan and the next due date is 6/xx/2022. The last payment was received on 4/xx/2022 in the amount of $xx which was applied for the due date 5/xx/2022. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $891.40 and the interest rate is 8.875%.	Collections Comments:The loan is currently in the performing and the next due date is 6/xx/2022. The last payment was received on 4/xx/2022 in the amount of $xx which was applied for the due date 5/xx/2022. The unpaid principal balance is reflected in the amount of $xx. The current P&I is $891.40 and the interest rate is 8.875%. The loan has not been modified. As per the foreclosure document located at xx ”, the foreclosure was initiated in 2008 and the complaint was filed on xx. The judgment was entered on 1/xx/2009. The foreclosure status is closed. The borrower did not file bankruptcy. The reason for default is unable to be determined. As per the BPO report dated 3/xx/2022 xx , the subject property is owner occupied. The subject property was damaged. The property needed repairs in the amount of $500.00. Further details not provided. No details have been found regarding the insurance claim.
Foreclosure Comments:As per the foreclosure document located at xx , the foreclosure was initiated in 2008 and the complaint was filed on xx . The judgment was entered on xx. The foreclosure status is closed.
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Credit Application Loan Program Info Disclosure Notice of Servicing Transfer	Field: B1 Self-Employed? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Currently in Foreclosure?   Loan Value: Yes   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Escrow Account Indicator   Loan Value: No   Tape Value: Yes   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 000000000000000000000MMM   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: MMM000000000000000000000   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
																																																																																				Field: Purpose of Transaction per HUD-1 Loan Value: Refinance Tape Value: Cash Out Variance: Variance %: Comment: Tape Source: Initial Tape Type:	3: Curable		* Compliance Testing (Lvl 3) "Our CE result is minimal and passes federal & state high cost test. However, tape shows loan is non-UAL High Cost. Elevated for client review."	* Application Missing (Lvl 2) "Application is missing from the loan file." * Loan program disclosure missing or unexecuted (Lvl 2) "Loan program disclosure is missing from the loan file." * Notice of Servicing Transfer missing or unexecuted (Lvl 2) "Servicing transfer disclosure is missing from the loan file." * Required Affiliated Business Disclosure missing/unexecuted (Lvl 2) "Affiliated business disclosure is missing from the loan file."		Minimal	Pass	Pass	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$500.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
5303526	xx	xx	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$1,289.16	06/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$816.53	9.100%	360	xx	xx	Conventional	ARM	Cash Out	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Manufactured Housing	xx	xx	Secondary	No	Not Applicable	Not Applicable	24.749%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	According to the updated title report dated 5/xx/2022, the subject mortgage was originated on xx The assignment chain has not been completed. The current mortgage is with "xx No active liens and judgments have been found against the borrower and subject property. First combined tax of year 2021 has been paid in the amount of $644.58 on 12/xx/2021. Second combined tax of year 2021 has been paid in the amount of $644.58 on 04/xx/2022. No prior year delinquent taxes have been found.	According to the payment history as of 4/xx/2022, the borrower is currently in payment and the next due date for payment is 6/xx/2022. The last payment was received on 4/xx/2022 in the amount of $612.39 which was applied for due date 5/xx/2022. The current P&I is in the amount of $367.54 and current PITI is in the amount of $612.39 with an interest rate of 9.100%. The current UPB reflected as per the payment history is in the amount of $xx.	Collections Comments:According to servicing comments, the loan is in performing.
According to the payment history as of 4/xx/2022, the borrower is currently in payment and the next due date for payment is 6/xx/2022. The last payment was received on 4/xx/2022 in the amount of $612.39 which was applied for due date 5/xx/2022. The current P&I is in the amount of $367.54 and current PITI is in the amount of $612.39 with an interest rate of 9.100%. The current UPB reflected as per the payment history is in the amount of $xx.

As per the PACER report, the borrower has not filed bankruptcy since loan origination.
No evidence has been found regarding the current/prior foreclosure proceedings.
No information has been found regarding the forbearance plan.
The loan has not been modified since origination.
Collection comment does not show borrower’s income impacted by covid-19.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Affiliated Business Disclosure Final Truth in Lending Discl. Flood Certificate Hazard Insurance Initial Escrow Acct Disclosure Loan Program Info Disclosure Prepayment Penalty Rider	Field: B1 Self-Employed? Loan Value: Not Applicable Tape Value: No |---| |----| Comment: Tape Source: Initial Tape Type:
Field: Mod Step Indicator   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: 59.164%   Tape Value: 59.160%   Variance: 0.004%   Variance %: 0.00400%   Comment:    Tape Source: Initial   Tape Type:
Field: Original Standard LTV (OLTV)   Loan Value: 59.164%   Tape Value: 59.160%   Variance: 0.004%   Variance %: 0.00400%   Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String   Loan Value: 00000000001234444444400M   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Payment History String Reversed   Loan Value: M00444444443210000000000   Tape Value: CCCCCCCCCCCCCCCCCCCCCCCC   Variance:    Variance %:    Comment:    Tape Source: Initial   Tape Type:
Field: Purpose of Refinance Per Application Loan Value: Debt consolidation Tape Value: Cash Out - Other Variance: Variance %: Comment: Tape Source: Initial Tape Type:	4: Unacceptable	* Property is Manufactured Housing (Lvl 4) "The home is not affixed to the land. An appraisal report at the time of origination located at xx ” shows the type of subject property as a manufactured home. However, the affidavit of affixation is not available in the loan file. A manufactured home rider is not attached with a recorded mortgage located at xx ”The ALTA 7 Endorsement is not attached with the final title policy. Also, the VIN is not available in the legal description of the recorded mortgage. Hence, unable to determine whether the home is attached to the permanent foundation."	* Compliance Testing (Lvl 3) "Our CE result is moderate and passes federal & state high cost test. However, tape shows loan is non-UAL High Cost. Elevated for client review."	* ComplianceEase Risk Indicator is "Moderate" (Lvl 2) "CE Risk Indicator is moderate as the loan is failing for TILA APR Test."
* ComplianceEase TILA Test Failed (Lvl 2)     "TILA APR Test : FAIL
Loan Data 0.000% Comparison Data 9.796% Variance -9.796%
This loan failed the TILA APR test. ( 12 CFR §1026.22(a)(2), (4) , transferred from 12 CFR §226.22(a)(2), (4) )
The annual percentage rate (APR) is 9.796%. The disclosed APR of 0.000% is not considered accurate because it is more than 1/8 of 1 percentage point above or below the APR as determined in accordance with the actuarial method."
* Final TIL Missing or Not Executed (Lvl 2)     "Final truth in lending disclosure is missing from loan documents."
* GSE Points and Fees Test Violations (Lvl 2)     "This loan is NOT failing predatory lending laws. It only exceeds the GSE points and fees test:- On the GSE fee violations, these loans are NOT failing Federal, State, or local predatory lending laws. There is no assignee liability since they did not exceed those thresholds."
* Initial Escrow Acct Disclosure missing; loan has escrows (Lvl 2)     "Initial Escrow Account Disclosure is missing from the loan document."
* Loan program disclosure missing or unexecuted (Lvl 2)     "Loan program disclosure is missing from the loan files."
* Missing flood cert (Lvl 2)     "Flood certification document is missing from the loan files."
* Missing proof of hazard insurance (Lvl 2)     "Hazard insurance policy document is missing from the loan files."
* Note has LIBOR Index with Replacement Clause (Lvl 2)     "Note states, if the index is no longer available, the Note holder will choose a new index that is based upon comparable information.  The Note holder will give notice of this choice."
* Operative index value is unable to confirm (Lvl 2)     "The operative index value could not be determined using the loan documents that were available."
* Prepayment Rider Missing (Lvl 2)     "The prepayment rider is missing from the loan documents."
* Required Affiliated Business Disclosure missing/unexecuted (Lvl 2)     "Affiliated Business Disclosure is missing from the loan documents."
																																																																																								* Settlement date is different from note date (Lvl 2) "As per the final hud-1 document, the settlement date is xx which is different from the original note date xx."		Moderate	Not Covered	Fail	No Result	Not Covered	Pass	No Result		Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Yes	$90.00	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
74854851	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$0.00	$2,803.22	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$913.67	4.125%	360	xx	xx	FHA	Fixed	Purchase	xx	xx	Full Documentation	No	xx	xx	Not Applicable	Not Applicable	Single Family	xx	xx	Primary	Yes	Yes	No	651	Not Applicable	40.462%	First	Final policy	Not Applicable	$7,540.88	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 05/xx/2022, the subject mortgage was originated on xx
There is junior mortgage originated on 03/xx/2022 with lender xx
There are no active liens and judgments against the borrower.
Annual county taxes for the year 2021 have been paid for the amount of $2803.22. No prior year tax delinquency has been found.
According to the payment history as of dated 4/xx/2022, the borrower is regular with the next due date is 05/xx/2022.The monthly P&I is in the amount of $913.67 with an interest rate of 4.125%. The current UPB is reflected in PH for the amount of $xx.	Collections Comments:The current status of the loan is performing. According to the payment history as of dated 4/xx/2022, the borrower is regular with the next due date is 05/xx/2022.The monthly P&I is in the amount of $913.67 with an interest rate of 4.125%. The current UPB is reflected in PH for the amount of $xx.
No evidences have been found regarding the foreclosure and bankruptcy as the latest CH is missing. The occupancy is unable to be determined. The borrower is xx . The covid-19 attestation is located at "xx
Update:
As per the comment dated 10/xx/2023, the repayment plan was approved for 3 months which was started on 11/xx/2023 and ended on 1/xx/2024.

Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Mortgage Insurance	Field: Age of Loan Loan Value: 0 Tape Value: 1 |---| -1 |----| -100.00000% Comment: As per tape data, age of loan is 1.However it reflects 0. Tape Source: Initial Tape Type:
Field: Borrower #1 Middle Name   Loan Value: Not Applicable   Tape Value: xx    Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Borrower DTI Ratio Percent   Loan Value: xx    Tape Value: 59.000%   Variance: -18.538%   Variance %: -18.53800%   Comment: The borrower's monthly income is $xx after subject loan the proposed amount $xx and total non-housing payments is $256.00. Hence, the calculated DTI ratio is 40.462%.   Tape Source: Initial   Tape Type:
Field: Does Lender G/L Require MI?   Loan Value: Not Applicable   Tape Value: No   Variance:    Variance %:    Comment: N.A.   Tape Source: Initial   Tape Type:
Field: Original CLTV Ratio Percent   Loan Value: xx    Tape Value: xx    Comment: Collateral value used for underwriting: $xx . Amount of secondary lien(s): 7,540.00. Loan amount: $xx  CLTV - xx .   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Standard LTV (OLTV) Loan Valuexx Tape Value: xx Variance: 1.689% Variance %: 1.68900% Comment: Collateral value used for underwriting: $xx. Loan amount: $xx . LTV -xx . Tape Source: Initial Tape Type:	4: Unacceptable	* ATR - Unable to determine borrower's Ability To Repay (Lvl 4) "Subject approve/eligible at 40.462%. Tape shows an undisclosed debt not included in DTI which may push DTI in excess of 59%. Unable to rely on docs in file and unable to calc ATR."	* MI, FHA or MIC missing and required (Lvl 3) "Mortgage insurance certificate is missing from loan documents."			Minimal	Pass	Pass	Pass	Not Covered	Pass	No Result	Pass	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	Unavailable	Unavailable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable
22382397	xx	xx	561-2514	xx	xx	xx	Not Applicable	Not Applicable	xx	xx	xx	xx	xx	xx	xx	xx	xx	No	Yes	Not Applicable	First	$3,181.69	$5,730.39	07/xx/2024	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	xx	Not Applicable	$1,672.04	4.125%	360	xx	xx	Conventional	Fixed	Purchase	xx	xx	Full Documentation	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	PUD	xx	xx	Investor	Yes	Yes	No	667	Not Applicable	48.847%	First	Final policy	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	Not Applicable	As per the updated title report dated 04/xx/2022, the subject mortgage was originated on xx
There are no active liens and judgments against the borrower.
County taxes for the year 2021/22 have been paid for the amount of $3151.69. However, the 2nd installment of county taxes are delinquent for the amount of $3181.69 with good through as 05/xx/2022.
According to the payment history tape data as of 04/xx/2022, the borrower is regular with the payment and the next due date as per supporting document is 05/xx/2022. The last payment received date is unable to be determined. The monthly P&I is $1672.04 with an interest rate of 4.125% and PITI is $2312.13. The current UPB is reflected for the amount of $xx.	Collections Comments:The current status of the loan is performing. According to the payment history tape data as of 04/xx/2022, the borrower is regular with the payment and the next due date as per supporting document is 05/xx/2022. The last payment received date is unable to be determined. The monthly P&I is $1672.04 with an interest rate of 4.125% and PITI is $2312.13. The current UPB is reflected for the amount of $xx.
No evidences have been found regarding the foreclosure and bankruptcy as the latest CH is missing. Unable to determine the occupancy. The borrower is xx  for 10 years. The covid-19 attestation is located at xx

Update: No any additional information found in recent collection comments.
Foreclosure Comments:Not Applicable
Bankruptcy Comments:Not Applicable	Not Applicable	Field: Borrower #1 Middle Name Loan Value: xx Tape Value:xx |---| |----| Comment: Note document reflects borrower's middle name as xx. Tape Source: Initial Tape Type:
Field: Borrower First Name   Loan Value: xx    Variance:    Variance %:    Comment: Note document reflects borrower's first name as xx   Tape Source: Initial   Tape Type:
Field: Borrower Last Name   Loan Value: xx    Tape Value: H   Variance:    Variance %:    Comment: Note document reflects borrower's last name as xx   Tape Source: Initial   Tape Type:
																																																																																				Field: Original Note Doc Date Loan Value: xx Tape Value:xx Variance: -379 (Days) Variance %: Comment: Note document reflects date as 7/xx/2021. Tape Source: Initial Tape Type:	4: Unacceptable	* Occupancy concerns - (Lvl 4) "Subject approved as non-owner occupied. Tape shows occupancy misrepresentation as subject is OO as BWR moved into property and DTI without qualifying rental income is 99%. Unable to rely on docs in file and unable to calc DTI."												Value:Not Applicable Date:Not Applicable Type:Not Applicable	Value:Not Applicable Date:Not Applicable Type:Not Applicable	No	Not Applicable	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos: Verification Type:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:					Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent: Mortgage/Rent Dlq Last 12 Mos: Max Days Dlq Last 12 Mos:	Mos Reviewed: Times 1X30: Times 1X60: Times 1X90: Currently Delinquent? : Total Delinquent:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:	Number: Total Amount: Last Date:				Not Applicable